As filed with the Securities and Exchange Commission on February 17, 2005

                                             1933 Act Registration No. 333-

--------------------------------------------------------------------------------

                  UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                      Form N-14AE

                            REGISTRATION STATEMENT UNDER THE
                                 SECURITIES ACT OF 1933

         [  ]     Pre-Effective                  [  ]     Post-Effective
                  Amendment No.                          Amendment No.

                           METROPOLITAN SERIES FUND, INC.*
                 [Exact Name of Registrant as Specified in Charter]

                   Area Code and Telephone Number: (617) 578-3104

                                 501 Boylston Street
                             Boston, Massachusetts 02116

                         -----------------------------------
                      (Address of Principal Executive Offices)

                               James L. Lipscomb, Esq.
                    Executive Vice President and General Counsel
                                 MetLife Group, Inc.
                                   1 MetLife Plaza
                              27-01 Queens Plaza North
                          Long Island City, New York 11101
                      -----------------------------------------
                       (Name and Address of Agent for Service)

                          Copies of All Correspondence to:
                                    John M. Loder
                                    Ropes & Gray
                               One International Place
                             Boston, Massachusetts 02110

     Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

     The Registrant has registered an indefinite amount of securities of its State Street Research Money Market Portfolio under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 2004 will be filed with the Commission on or about March 28, 2005.

     It is proposed that this filing will become effective on March 21, 2005 pursuant to Rule 488 of the Securities Act of 1933.

     * On behalf of its BlackRock Research Money Market Portfolio

                           MET INVESTORS SERIES TRUST
                            22 CORPORATE PLAZA DRIVE
                         NEWPORT BEACH, CALIFORNIA 92660

                                 March 21, 2005

Dear Contract Owner:

     As an Owner of a variable annuity or variable life insurance contract (the "Contract") issued by MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company and MetLife Investors Insurance Company of California (each an "Insurance Company"), you have the right to instruct the Insurance Company how to vote certain shares of the Money Market Portfolio (the "Portfolio") of Met Investors Series Trust (the "Trust") at a Special Meeting of Shareholders to be held on April 27, 2005. Although you are not directly a shareholder of the Portfolio, some or all of your Contract value is invested, as provided by your Contract, in the Portfolio. Accordingly, you have the right under your Contract to instruct the Insurance Company how to vote the Portfolio's shares that are attributable to your Contract at the Special Meeting. Before the Special Meeting, I would like your vote on the important proposal described in the accompanying Prospectus/Proxy Statement.

     The Prospectus/Proxy Statement describes the proposed reorganization of the Portfolio. All of the assets of the Portfolio would be acquired by BlackRock Money Market Portfolio ("BlackRock Money Market"), a series of Metropolitan Series Fund, Inc., in exchange for shares of BlackRock Money Market and the assumption by BlackRock Money Market of the liabilities of the Portfolio. BlackRock Money Market's investment objective is substantially similar to the investment objective of the Portfolio and BlackRock Money Market's investment policies are substantially similar to those of the Portfolio.

     You will receive either Class A or Class B shares of BlackRock Money Market having an aggregate net asset value equal to the aggregate net asset value of your Portfolio's shares. Details about BlackRock Money Market's investment objective, performance, and management team are contained in the attached Prospectus/Proxy Statement. For federal income tax purposes, the transaction is expected to be a non-taxable event for shareholders and Owners.

     The Board of Trustees has approved the proposal for the Portfolio and recommends that you vote FOR the proposal.

     I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposal. If you attend the meeting, you may give your voting instructions in person. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed voting instructions form in the enclosed postage-paid envelope. You may also transmit your voting instructions through the Internet. Instructions on how to complete the voting instructions form or vote through the Internet are included immediately after the Notice of Special Meeting.

     If you have any questions about the voting instructions form please call the Trust at 1-800-848-3854. If we do not receive your completed voting instructions form or your Internet vote within several weeks, you may be contacted by ALAMO Direct, our proxy solicitor, who will remind you to pass on your voting instructions.

     Thank you for taking this matter seriously and participating in this important process.



                                                     Sincerely,

                                                     /s/ Elizabeth M. Forget
                                                     Elizabeth M. Forget
                                                     President
                                                     Met Investors Series Trust

                           MET INVESTORS SERIES TRUST
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660

                             Money Market Portfolio

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          To Be Held on April 27, 2005

To the Shareholders of Met Investors Series Trust:

     NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of the Money Market Portfolio of Met Investors Series Trust (the "Trust"), a Delaware statutory trust, will be held at the offices of the Trust, 22 Corporate Plaza Drive, Newport Beach, California 92660 on April 27, 2005 at 9:00 a.m. Pacific Time and any adjournments thereof (the "Special Meeting") for the following purpose:

     1. To consider and act upon an Agreement and Plan of Reorganization (the "Plan") providing for the acquisition of all of the assets of Money Market Portfolio ("Money Market") by BlackRock Money Market Portfolio ("BlackRock Money Market"), a series of Metropolitan Series Fund, Inc., in exchange for shares of BlackRock Money Market and the assumption by BlackRock Money Market of the liabilities of Money Market. The Plan also provides for distribution of these shares of BlackRock Money Market to shareholders of Money Market in liquidation and subsequent termination of Money Market. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Money Market.

     The Board of Trustees has fixed the close of business on February 28, 2005 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

                                      By order of the Board of Trustees


                                      Richard C. Pearson
                                      Secretary

March 21, 2005

CONTRACT OWNERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING VOTING INSTRUCTIONS FORM IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR FOLLOW THE INSTRUCTIONS IN THE MATERIALS RELATING TO INTERNET VOTING. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE VOTING INSTRUCTIONS FORM ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE. IT IS IMPORTANT THAT THE FORM BE RETURNED PROMPTLY.

                    INSTRUCTIONS FOR SIGNING VOTING INSTRUCTIONS FORM

     The following general rules for signing voting instructions forms may be of assistance to you and avoid the time and expense to the Trust involved in validating your vote if you fail to sign your voting instructions form properly.

     1. Individual Accounts: Sign your name exactly as it appears in the registration on the voting instructions form.

     2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

     3. All Other Accounts: The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:


         Registration                                                       Valid Signature

         Corporate Accounts

         (1)      ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . ABC Corp.

         (2)      ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . John Doe, Treasurer

         (3)      ABC Corp.
                  c/o John Doe, Treasurer . . . . . . . . . . . . . . . .       John Doe

         (4)      ABC Corp. Profit Sharing Plan . . . . . . . . . . ........    John Doe, Trustee

         Trust Accounts

         (1)      ABC Trust . . . . . . . . . . . . . . . . . . . . . . . . . . Jane B. Doe, Trustee

         (2)      Jane B. Doe, Trustee
                  u/t/d 12/28/78 . . . . . . . . . . . . . . . . . . . . . . .  Jane B. Doe

         Custodial or Estate Accounts

         (1)      John B. Smith, Cust.
                  f/b/o John B. Smith, Jr. UGMA.................................John B. Smith

         (2)      Estate of John B. Smith . . . . . . . . . . . . . . . .       John B. Smith, Jr., Executor


INSTRUCTIONS FOR VOTING OVER THE INTERNET


To vote your voting instructions form via the Internet follow the four easy steps below.


     1.   Read the accompanying proxy information and voting instructions form.

     2.   Go to https://vote.proxy-direct.com.

     3.   Enter the 14-digit "CONTROL NO." from your voting instructions form.

     4.   Follow the simple online instructions.

You do not need to return your voting instructions form if you vote via an Internet site.

                    ACQUISITION OF ASSETS AND LIABILITIES OF

                             MONEY MARKET PORTFOLIO
                                   a series of
                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 (800) 848-3854

                        BY AND IN EXCHANGE FOR SHARES OF

                        BLACKROCK MONEY MARKET PORTFOLIO
                                   a series of
                         Metropolitan Series Fund, Inc.
                               501 Boylston Street
                           Boston, Massachusetts 02116
                                 (800) 638-7732


                           PROSPECTUS/PROXY STATEMENT

                              DATED MARCH 21, 2005


     This Prospectus/Proxy Statement is being furnished in connection with the proposed Agreement and Plan of Reorganization (the "Plan") which will be submitted to shareholders of Money Market Portfolio ("Money Market") for consideration at a Special Meeting of Shareholders to be held on April 27, 2004 at 9:00 a.m. Pacific Time at the offices of Met Investors Series Trust (the "Trust"), 22 Corporate Plaza Drive, Newport Beach, California 92660, and any adjournments thereof (the "Meeting").

                                     GENERAL

     The Board of Trustees of the Trust has approved the proposed reorganization of Money Market, which is a series of the Trust, into BlackRock Money Market Portfolio ("BlackRock Money Market"), a series of Metropolitan Series Fund, Inc. (the "Fund"). Money Market and BlackRock Money Market are sometimes referred to respectively in this Prospectus/Proxy Statement individually as a "Portfolio" and collectively as the "Portfolios."

     MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company of California and First MetLife Investors Insurance Company (individually an "Insurance Company" and collectively the "Insurance Companies"), affiliates of Metropolitan Life Insurance Company, a New York life insurance company ("MetLife"), are the record owners of Money Market's shares and at the Meeting will vote the shares of the Portfolio held in their separate accounts.



     As an owner of a variable life insurance or annuity contract (a "Contract") issued by the Insurance Company, you have the right to instruct the Insurance Company how to vote the shares of Money Market that are attributable to your Contract at the Meeting. Although you are not directly a shareholder of Money Market, you have this right because some or all of your Contract value is invested, as provided by your Contract, in Money Market. For simplicity, in this Prospectus/Proxy Statement:

     o "Record Holder" of Money Market refers to each Insurance Company which holds Money Market's shares of record;

     o "shares" refers generally to your shares of beneficial interest in the Portfolio; and

     o    "shareholder" or "Contract Owner" refers to you.

     In the reorganization, all of the assets of Money Market will be acquired by BlackRock Money Market in exchange for Class A and Class B shares of BlackRock Money Market and the assumption by BlackRock Money Market of the liabilities of Money Market (the "Reorganization"). If the Reorganization is approved, Class A and Class B shares of BlackRock Money Market will be distributed to each Record Holder in liquidation of Money Market, and Money Market will be terminated as a series of the Trust. You will then hold that number of full and fractional shares of BlackRock Money Market which have an aggregate net asset value equal to the aggregate net asset value of your shares of Money Market.

     Money Market is a separate diversified series of the Trust, a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). BlackRock Money Market is a separate diversified series of the Fund, a Maryland corporation, which is also an open-end management investment company registered under the 1940 Act. The investment objective of Money Market is substantially similar to that of BlackRock Money Market, as follows:


------------------------------------------------------- -------------------------------------------------------------
                      Portfolio                                             Investment Objective
------------------------------------------------------- -------------------------------------------------------------
------------------------------------------------------- -------------------------------------------------------------

Money Market                                            Seeks maximum current income, consistent with preservation of capital and daily liquidity.
------------------------------------------------------- -------------------------------------------------------------
------------------------------------------------------- -------------------------------------------------------------
BlackRock Money Market                                  A high level of current income consistent with preservation of capital.
------------------------------------------------------- -------------------------------------------------------------

The investment strategies for Money Market are substantially similar to those for BlackRock Money Market.

     This Prospectus/Proxy Statement explains concisely the information about BlackRock Money Market that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference. Additional information concerning each Portfolio and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):


--------------------------------------------------------------------- --------------------------------------------------
Information about Money Market:                                       How to Obtain this Information:
------------------------------                                        -------------------------------
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------

Prospectus of the Trust relating to Money Market, dated May 1, 2004   Copies are available upon request and without
                                                                      charge if you:
Statement of Additional Information of the Trust relating to Money
Market, dated May 1, 2004                                             o        Write to the Trust at the address
                                                                               listed on the cover page of this
Annual Report of the Trust relating to Money Market for the year               Prospectus/Proxy Statement; or
ended December 31, 2004
                                                                      o        Call (800) 343-8496 toll-free.
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------
Information about BlackRock Money Market                              How to Obtain this Information:
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------
Prospectus of the Fund relating to BlackRock Money Market (formerly   A copy is available upon request and without
known as State Street Research Money Market Portfolio), dated May     charge if you:
1, 2004, as supplemented on November 24, 2004, which accompanies
this Prospectus/Proxy Statement                                       o        Write to the Fund at the address listed
                                                                               on the cover page of this
Statement of Additional Information of the Fund relating to                    Prospectus/Proxy Statement; or
BlackRock Money Market, dated May 1, 2004
                                                                      o        Call (800) 638-7732 toll-free.
Annual Report of the Fund relating to BlackRock Money Market, for the year ended December 31, 2004
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------
Information about the Reorganization:                                 How to Obtain this Information:
------------------------------------                                  -------------------------------
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------
Statement of Additional Information dated March 18, 2005, which       A copy is available upon request and without
relates to this Prospectus/Proxy Statement and the Reorganization     charge if you:

                                                                      o        Write to the Fund at the address listed
                                                                                    on the cover page of this
                                                                                    Prospectus/Proxy Statement; or

                                                                      o        Call (800) 638-7732 toll-free.
--------------------------------------------------------------------- --------------------------------------------------


     You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, or the regional offices of the SEC located at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Information on the operation of the Public Reference Branch may be obtained by calling (202) 942-8090.

     Information relating to Money Market contained in the Prospectus of the Trust dated May 1, 2004 (SEC File No. 811-10183) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to BlackRock Money Market contained in the Prospectus of the Fund dated May 1, 2004, as supplemented on November 24, 2004 (SEC File No. 811-3618) also is incorporated by reference in this document. The Statement of Additional Information dated March 18, 2005 relating to this Prospectus/Proxy Statement and the Reorganization, which includes the financial statements of the Trust relating to Money Market for the year ended December 31, 2004, financial statements of the Fund relating to BlackRock Money Market for the year ended December 31, 2004 and the pro forma financial statements of the Fund relating to BlackRock Money Market for the year ended December 31, 2004, is incorporated by reference in its entirety in this document.


------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

         An investment in BlackRock Money Market through a Contract:

o        is not a deposit of, or guaranteed by, any bank

o is not insured by the FDIC, the Federal Reserve Board or any other government agency

o        is not endorsed by any bank or government agency

o involves investment risk, including possible loss of the purchase payment of your original investment


The Portfolio attempts to maintain a stable net asset value of $100 per share, although there is no assurance that it will be successful in doing so.




                                                           TABLE OF CONTENTS
                                                                                                                Page

         SUMMARY................................................................... ..............................6
         Why is the Reorganization being proposed?................................................................6
         What are the key features of the Reorganization?.........................................................6
         After the Reorganization, what shares of BlackRock Money Market will I own?..............................6
         How will the Reorganization affect me?...................................................................7
         How do the Trustees recommend that I vote?...............................................................7
         How do the Portfolios' investment objectives, principal investment strategies and risks compare?.........8
         How do the Portfolios' fees and expenses compare?........................................................9
         How do the Portfolios' performance records compare?.....................................................11
         Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions the same way?.......................................................13
         Who will be the investment adviser of my Portfolio after the Reorganization?
         What will the management and advisory fees be after the Reorganization?.................................14
         What will be the primary federal tax consequences of the Reorganization?................................15
           RISKS................................................................ ................................16
         Are the risk factors for the Portfolios similar?........................................................16
         What are the primary risks of investing in each Portfolio?..............................................16
         Are there any other risks of investing in each Portfolio?...............................................17
           INFORMATION ABOUT THE REORGANIZATION..................................................................18
         Reasons for the Reorganization..........................................................................18
         Agreement and Plan of Reorganization....................................................................19
         Federal Income Tax Consequences.........................................................................20
         Pro-forma Capitalization................................................................................22
         Distribution of Shares..................................................................................23
         Purchase and Redemption Procedures......................................................................24
         Exchange Privileges.....................................................................................24
         Dividend Policy.........................................................................................24
           COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS.......................................................25
         Form of Organization....................................................................................25
         Capitalization..........................................................................................25
         Shareholder Liability...................................................................................26
         Shareholder Meetings and Voting Rights..................................................................26
         Liquidation.............................................................................................27
         Liability and Indemnification of Trustees/Directors.....................................................27
           VOTING INFORMATION CONCERNING THE MEETING.............................................................28
         Shareholder Information.................................................................................30
         Control Persons and Principal Holders of Securities.....................................................31
           FINANCIAL STATEMENTS AND EXPERTS......................................................................31
           LEGAL MATTERS.........................................................................................32
           ADDITIONAL INFORMATION................................................................................32
           OTHER BUSINESS........................................................................................32
         EXHIBIT A Form of Agreement and Plan of Reorganization.................................................A-1


                                         SUMMARY

      THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO
       YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE
                  PROSPECTUS/PROXY STATEMENT AND THE EXHIBITS.

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information relating to the Portfolios and the form of the Agreement and Plan of Reorganization (the "Plan"), which is attached to this Prospectus/Proxy Statement as Exhibit A.

Why is the Reorganization being proposed?

     The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds in the Metropolitan Life families of funds with similar investment objectives and similar investment strategies that serve as funding vehicles for insurance contracts issued by MetLife and its affiliates. Money Market's performance over the last three year periods has been less than that of BlackRock Money Market. In addition, BlackRock Money Market's annual operating expenses are lower than those of Money Market. Therefore, the Trustees believe that the Reorganization is in the best interests of Money Market's shareholders.

What are the key features of the Reorganization?

     The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

     o the transfer in-kind of all of the assets of Money Market to BlackRock Money Market in exchange for Class A and Class B shares of BlackRock Money Market;

     o the assumption by BlackRock Money Market of all of the liabilities of Money Market;

     o the liquidation of Money Market by distribution of Class A and Class B shares of BlackRock Money Market to Money Market's Record Holders; and

     o the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about April 29, 2005.

After the Reorganization, what shares of BlackRock Money Market will I own?

     If you own Class A or Class B shares of Money Market, you will own Class A or Class B shares, respectively, of BlackRock Money Market.

     The new shares you receive will have the same total value as your shares of Money Market, as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

     It is anticipated that the Reorganization will benefit you as well as the Record Holders as follows:

     o COST SAVINGS: The total operating expenses of BlackRock Money Market are less than those of Money Market. As of December 31, 2004, BlackRock Money Market's expense ratios for Class A and Class B shares were 0.42% and 0.67%, respectively. As of December 31, 2004, Money Market's expense ratios for Class A and Class B shares were 0.50% and 0.75% respectively.

     o OPERATING EFFICIENCIES: Upon the reorganization of Money Market into BlackRock Money Market, operating efficiencies may be achieved by BlackRock Money Market because it will have a greater level of assets. As of December 31, 2004, Money Market's total net assets were approximately $144.5 million, and BlackRock Money Market's total net assets were approximately $560 million.

     The Reorganization will not affect your Contract rights. The value of your Contract will remain the same immediately following the Reorganization. The Fund will sell its shares on a continuous basis at net asset value only to insurance companies and to employee benefit plans that are qualified plans under federal tax law. Each Insurance Company will keep the same separate account. Your Contract values will be allocated to the same separate account and that separate account will invest in BlackRock Money Market after the Reorganization. After the Reorganization your Contract values will depend on the performance of BlackRock Money Market rather than that of Money Market. Neither the Trust nor Contract Owners will bear any costs of the Meeting, this proxy solicitation or any adjourned session. All of the costs of the Reorganization will be paid by MetLife or one of its affiliates.

     Like Money Market, BlackRock Money Market will declare daily and pay dividends from net investment income monthly and will distribute net realized capital gains, if any, to the Insurance Company separate accounts (not to you) once a year. These dividends and distributions will continue to be reinvested by your Insurance Company in additional Class A or Class B shares of BlackRock Money Market.

How do the Trustees recommend that I vote?

     The Trustees of the Trust, including the Trustees who are not "interested persons" (the "Disinterested Trustees"), as such term is defined in the 1940 Act, have concluded that the Reorganization would be in the best interest of the shareholders of Money Market, and that their interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of the shareholders of Money Market.



     THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION.

The Directors of the Fund have also approved the Plan on behalf of BlackRock Money Market.

How do the Portfolios' investment objectives, principal investment strategies and risks compare?

     The investment objective of Money Market is substantially similar to that of BlackRock Money Market, and the investment strategies of each such Portfolio are also substantially similar. The investment objective of each Portfolio is non-fundamental, which means that it may be changed by vote of the Trustees or Directors, as the case may be, and without shareholder approval.

     The following tables summarize a comparison of Money Market and BlackRock Money Market with respect to their investment objectives and principal investment strategies, as set forth in the Prospectus and Statement of Additional Information relating to the Portfolios.



   ------------------ -------------------------------------------------------------------------------
                      Money Market
   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------

   Investment         Seeks maximum current income, consistent with preservation of capital and
   Objective          daily liquidity.
   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Principal          Invests at least 95% of its total assets in a diversified portfolio of money
   Investment         market securities that are in the highest rating category for short-term
   Strategies         obligations.

                      Invests only in U.S. dollar-denominated securities that mature in 397 days or fewer.  Average portfolio maturity may not exceed 90 days.

                      Invests in U.S. government obligations, short-term foreign and domestic corporate debt securities, obligations of domestic and foreign commercial banks, savings banks and savings and loan associations; and commercial paper.

                      May invest more than 25% of its total assets in securities or obligations issued by U.S. banks.
   ------------------ -------------------------------------------------------------------------------


   ------------------ -------------------------------------------------------------------------------
                      BlackRock Money Market
   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Investment         High level of current income consistent with preservation of capital.
   Objective
   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Principal          Invests in the highest quality, short-term money market instruments or in
   Investment         U.S. government securities.
   Strategies
                      May invest in commercial paper and asset-backed securities, securities issued in Rule 144A or other private placement transactions, and may invest in U.S.
                      dollar-denominated securities issued by foreign companies or banks or their
                      U.S. affiliates.

                      May invest in unrated securities, if they are determined by investment adviser to be of comparable quality.

                      Dollar-weighted average portfolio maturity may not exceed 90 days.
   ------------------ -------------------------------------------------------------------------------

     The   principal   risks  of  investing   in  BlackRock   Money  Market  are
substantially similar to those of investing in Money Market. They include:

     o Interest rate risk - the value of investments in debt securities may decline when prevailing interest rates rise or increase when interest rates go down; due to the increasing difficulty of predicting changes in interest rates over longer periods of time, fixed income securities with longer maturities are more volatile than those with shorter maturities

     o Credit risk - the value of investments in debt securities may be adversely affected if an issuer fails to pay principal and interest on the obligations on a timely basis.

     o Foreign investment risk - investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers are subject

     For a detailed discussion of the Portfolios' risks, see the section entitled "Risks" below.

     The Portfolios have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Portfolios.

     Because Money Market and BlackRock Money Market have substantially similar investment objectives and similar investment strategies, it is not anticipated that the securities held by Money Market will be sold in significant amounts in order to comply with the policies and investment practices of BlackRock Money Market in connection with the Reorganization.

How do the Portfolios' fees and expenses compare?

     Money Market offers two classes of shares (Class A and Class B). BlackRock Money Market offers three classes of shares (Class A, Class B and Class E). Only BlackRock Money Market's Class A and Class B shares are involved in the Reorganization. You will not pay any initial or deferred sales charge in connection with the Reorganization.

     The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A and Class B shares of each of the Portfolios. The table entitled "BlackRock Money Market Pro Forma" shows you what fees and expenses are estimated to be assuming the Reorganization takes place.

     The amounts for the Class A and Class B shares of Money Market and BlackRock Money Market set forth in the following tables and in the examples are based on the expenses for Money Market and BlackRock Money Market for the fiscal year ended December 31, 2004. The amounts for Class A and Class B shares of BlackRock Money Market (Pro Forma) set forth in the following table and in the examples are based on what the estimated expenses of BlackRock Money Market would have been for the fiscal year ended December 31, 2004, assuming the Reorganization had taken place as of January 1, 2004.

     The shares of Money Market and BlackRock Money Market are not charged any initial or deferred sales charge, or any other transaction fees.

THESE TABLES DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE INSURANCE COMPANY UNDER YOUR CONTRACT.


         Fees and Expenses (as a percentage of average daily net assets)
         ---------------------------------------------------------------


----------------------------- -------------------------- -------------------------- --------------------------
                                    Money Market          BlackRock Money Market     BlackRock Money Market
                                                                                           (Pro Forma)
----------------------------- -------------------------- -------------------------- --------------------------
----------------------------- ------------- ------------ ------------- ------------ ------------- ------------
                                Class A       Class B      Class A       Class B      Class A       Class B
                                -------       -------      -------       -------      -------       -------
----------------------------- ------------- ------------ ------------- ------------ ------------- ------------
----------------------------- ------------- ------------ ------------- ------------ ------------- ------------

Management Fees                  0.40%         0.40%        0.35%         0.35%        0.35%         0.35%
----------------------------- ------------- ------------ ------------- ------------ ------------- ------------
----------------------------- ------------- ------------ ------------- ------------ ------------- ------------
12b-1 Fees                        None         0.25%         None         0.25%         None         0.25%
----------------------------- ------------- ------------ ------------- ------------ ------------- ------------
----------------------------- ------------- ------------ ------------- ------------ ------------- ------------
Other Expenses                   0.10%         0.10%        0.07%         0.07%         0.06%        0.06%
----------------------------- ------------- ------------ ------------- ------------ ------------- ------------
----------------------------- ------------- ------------ ------------- ------------ ------------- ------------
Total Annual Portfolio           0.50%         0.75%        0.42%         0.67%         0.41%        0.66%
Operating Expenses
----------------------------- ------------- ------------ ------------- ------------ ------------- ------------


     The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Money Market versus BlackRock Money Market and BlackRock Money Market Pro Forma, assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same. The examples are for illustration only, and your actual costs may be higher or lower.

     THE EXAMPLES DO NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.



         Examples of Portfolio Expenses

          ----------------- ---------------------------------------------------------------------------------
                                                              Money Market
                                 One Year           Three Years          Five Years           Ten Years

          Class A                   $51                 $160                $280                 $628
          Class B                   $77                 $240                $417                 $930
          ----------------- -------------------- ------------------- -------------------- -------------------


          ----------------- ---------------------------------------------------------------------------------
                                                         BlackRock Money Market
                                 One Year           Three Years          Five Years           Ten Years
          Class A                   $43                 $135                $235                 $530
          Class B                   $68                 $214                $373                 $835
          ----------------- -------------------- ------------------- -------------------- -------------------


          ----------------- ---------------------------------------------------------------------------------
                                                    BlackRock Money Market Pro Forma
                                 One Year           Three Years          Five Years           Ten Years
          Class A                   $42                 $132                $230                 $587
          Class B                   $67                 $211                $368                 $822
          ----------------- -------------------- ------------------- -------------------- -------------------


How do the Portfolios' performance records compare?

     The following charts show the past performance of the Class A shares of BlackRock Money Market and of Money Market. Class A shares are the oldest class outstanding for BlackRock Money Market. The Class A and Class B shares of Money Market commenced operations on January 3, 2002 and February 12, 2001, respectively. Past performance is not an indication of future results.

     PERFORMANCE DOES NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

         Year-by-Year Total Return (%)

     The charts below show the percentage gain or loss for the Class A shares of BlackRock Money Market for the last ten fiscal years through December 31, 2004 and the Class A shares of Money Market in each full calendar year since inception.

     These charts should give you a general idea of the risks of investing in each Portfolio by showing how the Portfolio's return has varied from year-to-year. These charts include the effects of Portfolio expenses. Total return amounts are based on the beginning of the last ten calendar years or the inception date of each Portfolio which periods may have occurred before your Contract began; accordingly, your investment results may differ. BlackRock Advisors, Inc. became the BlackRock Money Market's investment adviser on February 1, 2005. Investment performance information prior to that date is attributable to the Portfolio's former investment advisers. Each Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.



                                            BlackRock Money Market

          ----------- --------- --------- -------- --------- ------- -------- -------- ------- ------

         5.6%        5.1%      5.3%      5.3%     5.0%      6.2%    4.0%     1.4%     0.8%    1.0%






          95          96        97        98       99        00      01       02       03      04
          ----------- --------- --------- -------- --------- ------- -------- -------- ------- ------
                                          High Quarter: 3rd- 2000 + 1.61%
                                          Low Quarter: 2nd - 2004 +0.18%



                                                 Money Market

                                   --------------- ------------- -------------
                                         1.09%          0.43%         0.83%






                                           02             03            04
                                   --------------- ------------- -------------
                                         High Quarter: 2nd- 2002 + 0.30%
                                         Low Quarter: 3rd - 2003 +0.07%


     The next set of tables lists the average annual total return of the Class A and Class B shares of Money Market for the past one year and since inception (through December 31, 2004), and of the Class A and Class B shares of BlackRock Money Market for the past one, five, and ten year periods through December 31, 2004 . Performance of the Class B shares before May 1, 2001 is the performance of the Class A shares adjusted to reflect the 0.25% 12b-1 fee of the Class B shares. These tables include the effects of portfolio expenses and are intended to provide you with some indication of the risks of investing in each Portfolio by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees or expenses. It is not possible to invest directly in an index.


         Average Annual Total Return (for the period ended 12/31/2003)(1)

       ------------------------------ ---------------- ----------------- -----------------

       Money Market                    1 Year Ended     From Inception    Inception Date
       ------------                      12/31/04        to 12/31/04      --------------
                                         --------           --------
       ------------------------------ ---------------- ----------------- -----------------
       ------------------------------ ---------------- ----------------- -----------------
       Class A shares                      0.83%            0.94%             1/3/02
       ------------------------------ ---------------- ----------------- -----------------
       ------------------------------ ---------------- ----------------- -----------------
       Class B shares                      0.60%            1.27%            2/12/01
       ------------------------------ ---------------- ----------------- -----------------
       ------------------------------ ---------------- ----------------- -----------------
       Citigroup 3-Month Treasury          1.24%            1.93%*
           Bill Index
       ------------------------------ ---------------- ----------------- -----------------

       ------------------------------ ---------------- ----------------- -----------------
       BlackRock Money Market          1 Year Ended     5 Years Ended     10 Years Ended
       ----------------------
                                         12/31/04          12/31/04          12/31/04
       ------------------------------ ---------------- ----------------- -----------------
       ------------------------------ ---------------- ----------------- -----------------
       Class A shares                      1.00%            2.70%             3.90%
       ------------------------------ ---------------- ----------------- -----------------
       ------------------------------ ---------------- ----------------- -----------------
       Class B shares                      0.73%             N/A               N/A
       ------------------------------ ---------------- ----------------- -----------------
       ------------------------------ ---------------- ----------------- -----------------
       91-Day Treasury Bill Rate           1.60%            2.79%             3.90%
       ------------------------------ ---------------- ----------------- -----------------

     (1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses for certain periods. Without such reimbursements and/or waivers, the average annual total returns during the periods would have been lower.

         *  Date of Index performance is from 1/31/01.



                                 --------------------------

     In the Citigroup 3-Month Treasury Bill Index, equal dollar amounts of 3-month Treasury Bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.

     The 91-Day Treasury Bill Rate is the average of the bond equivalent rates of the 91-day Treasury Bills auctioned during the year or years ended December 31, 2004.

     For a detailed discussion of the manner of calculating total return, please see each Portfolio's Statement of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts.

Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions the same way?

     The Reorganization will not affect your right to purchase and redeem shares, to change among the Insurance Company's separate account options, to annuitize, and to receive distributions as permitted by your Contract. After the Reorganization, you will be able under your current Contract to purchase additional Class A or Class B shares, as applicable, of BlackRock Money Market. For more information, see "Purchase and Redemption Procedures", "Exchange Privileges" and "Dividend Policy" below.

Who will be the investment adviser of my Portfolio after the Reorganization? What will the management and advisory fees be after the Reorganization?

         Management of the Portfolios

     The overall management of Money Market and of BlackRock Money Market is the responsibility of, and is supervised by, the Board of Trustees of the Trust and the Board of Directors of the Fund, respectively.

         Adviser

     MetLife Advisers, LLC (the "Adviser") is the investment adviser for BlackRock Money Market Portfolio. The Adviser has contracted with the Subadviser to make the day to day investment decisions for BlackRock Money Market. The Adviser is responsible for overseeing the Fund's subadvisers, including the Subadviser, and for making recommendations to the Fund's Board of Directors relating to hiring and replacing the Fund's subadvisers.



         Facts about the Manager:

         ------------------------------------------------------------------------------------------------------------

         o        The Adviser is an affiliate of MetLife.

         o        The Adviser manages, a family of investment portfolios sold to separate accounts of MetLife and its affiliates to fund variable life insurance contracts and variable annuity certificates and contracts, with assets of approximately $27 billion as of December 31, 2004.

         o        The Adviser is located at 501 Boylston Street, Boston, Massachusetts 02116.
         ------------------------------------------------------------------------------------------------------------

         Subadviser

     BlackRock Advisors, Inc. (the "Subadviser") is the investment adviser to BlackRock Money Market Portfolio. Pursuant to an Advisory Agreement with the Manager, the Adviser continuously furnishes an investment program for the Portfolio, makes day-to-day investment decisions on behalf of the Portfolio, and arranges for the execution of Portfolio transactions.



         Facts about the Subadviser:

         ------------------------------------------------------------------------------------------------------------

         o        The Subadviser has been an investment manager since 1996.

         o        The Subadviser is a wholly-owned subsidiary of BlackRock Inc., one of the largest publicly traded investment management firms in the U.S. with approximately
                  $342 billion in assets under management as of December 31, 2004.  BlackRock Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group.

         o        The Subadviser is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.
         ------------------------------------------------------------------------------------------------------------


     As stated above, effective February 1, 2005, BlackRock Advisors, Inc. became the Subadviser to the BlackRock Money Market Portfolio, after shareholder approval, pursuant to a transaction whereby the parent of the Subadviser acquired the Portfolio's previous subadviser, State Street Research & Management Company. The terms of the transaction provide that in addition to cash and stock received at the closing, MetLife, Inc. could in the future receive additional consideration contingent upon certain measures including increases in the assets of BlackRock Money Market Portfolio. If the Reorganization is consummated, MetLife, Inc. may be entitled to additional compensation from affiliates of the Subadviser.

         Management Fees

     For its management and supervision of the daily business affairs of BlackRock Money Market, the Adviser is entitled to receive a monthly fee at the annual rate of 0.35% of the Portfolio's average daily net assets up to $1 billion, plus 0.30% of such assets over $1 billion up to $2 billion, plus 0.25% of such assets over $2 billion.

     The Adviser may, at its discretion, reduce or waive its fee or reimburse the Portfolio for certain of its other expenses in order to reduce the expense ratios. Unless otherwise agreed upon, the Adviser may also reduce or cease these voluntary waivers and reimbursements at any time.

         Subadvisory Fees

     Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to BlackRock Money Market. The Portfolio does not pay a fee to the Adviser.

What will be the primary federal tax consequences of the Reorganization?

     Prior to or at the completion of the Reorganization, Money Market and BlackRock Money Market will have received an opinion from the law firm of Sullivan & Worcester LLP that the Reorganization has been structured so that no gain or loss will be recognized by Money Market or its Record Holders for federal income tax purposes as a result of receiving shares of BlackRock Money Market in connection with the Reorganization. The holding period and aggregate tax basis of the shares of BlackRock Money Market that are received by the Record Holders of Money Market will be the same as the holding period and aggregate tax basis of the shares of Money Market previously held by such Record Holders, provided that such shares of Money Market are held as capital assets. In addition, the holding period and tax basis of the assets of Money Market in the hands of BlackRock Money Market as a result of the Reorganization will be the same as in the hands of Money Market immediately prior to the Reorganization, and no gain or loss will be recognized by BlackRock Money Market upon the receipt of the assets of Money Market in exchange for shares of BlackRock Money Market and the assumption by BlackRock Money Market of Money Market's liabilities. Assuming each shareholder's Contract is treated as a variable annuity for federal income tax purposes, each shareholder will not recognize taxable income as a result of the Reorganization.

                                 RISKS

Are the risk factors for the Portfolios similar?

     Yes. The risk factors are substantially similar due to the substantially similar investment objectives and substantially similar investment policies of Money Market and BlackRock Money Market. The risks of BlackRock Money Market are described in greater detail in the Portfolio's Prospectus.

What are the primary risks of investing in each Portfolio?

     An investment in each Portfolio is subject to certain risks. There is no assurance that investment performance of either Portfolio will be positive or that the Portfolios will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Portfolios.



---------------------------------------- ------------------------------------------------------------------------
                                         Each of the Portfolios is subject to Interest Rate Risk.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------

Money Market                             Invests substantially all of its assets in fixed income securities.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
BlackRock Money Market                   Invests substantially all of its assets in fixed income securities.

---------------------------------------- ------------------------------------------------------------------------


     The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. Since each Portfolio invests substantially all of its assets in debt securities, if interest rates were to rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities may rise.

     Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's yield.


---------------------------------------- ------------------------------------------------------------------------
                                         Each of the Portfolios is subject to Credit Risk.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------

Money Market                             Invests substantially all of its assets in fixed income securities.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
BlackRock Money Market                   Invests substantially all of its assets in fixed income securities.

---------------------------------------- ------------------------------------------------------------------------


     The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. Since each Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.



---------------------------------------- ------------------------------------------------------------------------
                                         Each of the Portfolios is subject to Foreign Investment Risk.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------

Money Market                             May invest in dollar-denominated securities of foreign issuers.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
BlackRock Money Market                   May invest in dollar-denominated securities of foreign issuers.

---------------------------------------- ------------------------------------------------------------------------

     Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Are there any other risks of investing in each Portfolio?

     BlackRock Money Market may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price due to a limited market for such securities.

     BlackRock Money Market may invest in asset-backed securities, which represent interests in pools of debt (including interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher, than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

                  INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

     The Reorganization is part of an overall plan to reduce the number of portfolios with overlapping investment objectives and policies in the families of funds which serve as funding vehicles for insurance contracts issued by the Insurance Companies and their affiliates. Reduction in the number of such portfolios is an attempt to improve the operating efficiencies of the Trust's and the Fund's remaining portfolios.

     At a regular meeting held on February 16, 2005, all of the Trustees of the Trust, including the Disinterested Trustees, considered and approved the Reorganization; they determined that the Reorganization was in the best interests of shareholders of Money Market, and that the interests of existing shareholders of Money Market will not be diluted as a result of the transactions contemplated by the Reorganization.

     Before approving the Plan, the Trustees evaluated extensive information provided by the management of the Trust and reviewed various factors about the Portfolios and the proposed Reorganization. The Trustees noted that the historical performance of BlackRock Money Market over the past two years had exceeded that of Money Market, and that BlackRock Money Market's total operating expenses are lower than those of Money Market.

     The Trustees considered the relative asset size of each Portfolio, including the benefits of Money Market joining with a larger combined entity. As of December 31, 2004, Money Market's assets were approximately $_____ million and BlackRock Money Market's assets were approximately $560 million.

     In addition, the Trustees considered, among other things:

     o    the terms and conditions of the Reorganization;

     o the fact that the Reorganization would not result in the dilution of shareholders' interests;

     o the effect of the Reorganization on the Contract Owners and the value of their Contracts;

     o    the  fact  that  Money   Market  and   BlackRock   Money  Market  have
          substantially similar investment objectives and substantially similar principal investment strategies;

     o the fact that MetLife or one of its affiliates will bear the expenses incurred by the Portfolios in connection with the Reorganization;

     o the benefits to shareholders, including operating efficiencies, which may be achieved from participating in the restructuring of the investment portfolios to be offered in connection with each Insurance Company's insurance and annuity products and to employee benefit plans;

     o    the  fact  that  BlackRock   Money  Market  will  assume  all  of  the
          liabilities of Money Market;

     o the fact that the Reorganization is expected to be a tax free transaction for federal income tax purposes; and

     o alternatives available to shareholders of Money Market, including the ability to redeem their shares.

     During their consideration of the Reorganization, the Trustees of the Trust met with counsel to the Independent Trustees regarding the legal issues involved.

     After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of Money Market and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of Money Market for approval.

     The Directors of the Fund have also approved the Plan on behalf of BlackRock Money Market.

Agreement and Plan of Reorganization

     The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

     The Plan provides that all of the assets of Money Market will be acquired by BlackRock Money Market in exchange for Class A and Class B shares of BlackRock Money Market and the assumption by BlackRock Money Market of all of the liabilities of Money Market on or about April 29, 2005 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Money Market will endeavor to discharge all of its known liabilities and obligations. Money Market will prepare an unaudited statement of its assets and liabilities as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on the same day as the Closing Date (the "Valuation Time").

     At or prior to the Closing Date, Money Market will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Portfolio's Record Holders all of the Portfolio's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Portfolio's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

     The number of full and fractional shares of each class of BlackRock Money Market to be received by the Record Holders of Money Market will be determined by multiplying the respective outstanding class of shares of Money Market by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Money Market by the net asset value per share of the respective class of shares of BlackRock Money Market. These computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

     State Street Bank and Trust Company, the custodian for both Portfolios, will compute the value of each Portfolio's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of BlackRock Money Market, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.

     As soon after the Closing Date as conveniently practicable, Money Market will liquidate and distribute pro rata to the Record Holders as of the close of business on the Closing Date the full and fractional shares of BlackRock Money Market received by Money Market. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Money Market's Record Holders on BlackRock Money Market's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of BlackRock Money Market due to Money Market's Record Holders. All issued and outstanding shares of Money Market will be canceled. The shares of BlackRock Money Market to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Money Market will be terminated.

     The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval, as applicable, by Money Market's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of Money Market's shareholders, the Plan may be terminated (a) by the mutual agreement of Money Market and BlackRock Money Market; or (b) at or prior to the Closing Date by either party
(1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

     Whether or not the Reorganization is consummated, MetLife or one of its affiliates will pay the expenses incurred by Money Market and BlackRock Money
Market in connection with the Reorganization (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by Money Market, BlackRock Money Market or their shareholders.

     If Money Market's shareholders do not approve the Reorganization, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences

     The Reorganization is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Assuming each shareholder's Contract is treated as a variable annuity for federal income tax purposes, each shareholder will not recognize taxable income as a result of the Reorganization. As a condition to the closing of the Reorganization, BlackRock Money Market and Money Market will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Portfolios, for federal income tax purposes, upon consummation of the
Reorganization:

     (1) The transfer of all of the assets of Money Market solely in exchange for shares of BlackRock Money Market and the assumption by BlackRock Money Market of the liabilities of Money Market followed by the distribution of BlackRock Money Market's shares to the Record Holders of Money Market in dissolution and liquidation of Money Market, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and BlackRock Money Market and Money Market will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

     (2) No gain or loss will be recognized by BlackRock Money Market upon the receipt of the assets of Money Market solely in exchange for the shares of BlackRock Money Market and the assumption by BlackRock Money Market of the liabilities of Money Market;

     (3) No gain or loss will be recognized by Money Market on the transfer of its assets to BlackRock Money Market in exchange for BlackRock Money Market's shares and the assumption by BlackRock Money Market of the liabilities of Money Market or upon the distribution (whether actual or constructive) of BlackRock Money Market's shares to Money Market's Record Holders in exchange for their shares of Money Market;

     (4) No gain or loss will be recognized by Money Market's Record Holders upon the exchange of their shares of Money Market for shares of BlackRock Money Market in liquidation of Money Market;

     (5) The aggregate tax basis of the shares of BlackRock Money Market received by each Record Holder of Money Market pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Money Market held by such Record Holder immediately prior to the Reorganization, and the holding period of the shares of BlackRock Money Market received by each Record Holder of Money Market will include the period during which the shares of Money Market exchanged therefor were held by such Record Holder (provided that the shares of Money Market were held as a capital asset on the date of the Reorganization); and

     (6) The tax basis of the assets of Money Market acquired by BlackRock Money Market will be the same as the tax basis of such assets to Money Market immediately prior to the Reorganization, and the holding period of such assets in the hands of BlackRock Money Market will include the period during which the assets were held by Money Market.

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, each Record Holder of Money Market would recognize a taxable gain or loss equal to the difference between its tax basis in its Money Market shares and the fair market value of the shares of BlackRock Money Market it received.

Pro-forma Capitalization

     The following table sets forth the capitalization of Money Market and BlackRock Money Market as of December 31, 2004, and the capitalization of BlackRock Money Market on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.01 Class A shares and 0.01 Class B shares of BlackRock Money Market for each Class A and Class B share of Money Market, respectively.



                    Capitalization of Money Market, BlackRock Money Market and
                                  BlackRock Money Market (Pro Forma)


-------------------------- ------------------ ------------------ -------------------
                             Money Market     BlackRock Money     BlackRock Money
                                                   Market              Market
                                                                 Pro-forma (After
                                                                  Reorganization)
-------------------------- ------------------ ------------------ ---------------

Net Assets
Class A                    $  3,683,024      $469,673,793       $473,356,817
Class B                    $140,831,697       $78,809,000        $219,640,697
Class E                    ---                $11,619,324        $11,619,324
Total Net Assets           $144,514,721       $                  $
-------------------------- ------------------ ------------------ --------------
Net Asset Value Per Share
Class A                    $1.00              $100.00            $100.00
Class B                    $1.00              $100.00            $100.00
Class E                    ---                $100.00            $100.00
-------------------------- ------------------ ------------------ --------------
Shares Outstanding
Class A                      3,683,147         4,696,767          4,733,597
Class B                    140,844,170           788,090          2,196,407
Class E                    ---                   116,193            116,193
-------------------------- ------------------ ------------------ --------------
Total Shares Outstanding
                           144,527,317         5,601,050          7,046,197
-------------------------- ------------------ ------------------ ---------------




     The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Portfolio at the time of the Reorganization.

Distribution of Shares

     All portfolios of the Fund mainly sell shares to the separate accounts of certain insurance companies as a funding vehicle for the Contracts offered by those insurance companies. Expenses of the Fund are passed through to the insurance company's separate accounts and are ultimately borne by Contract Owners. In addition, other fees and expenses are assessed by the insurance company at the separate account level. (The Insurance Company Contract Prospectus describes all fees and charges relating to a Contract.) The Fund may also offer shares to other separate accounts of other insurers if approved by the Board of Directors of the Fund.

     MetLife serves as the distributor for the Fund's shares. MetLife and its affiliates distribute the Contracts, and BlackRock Money Market's shares underlying such Contracts, directly and through broker-dealers, banks, or other financial intermediaries. BlackRock Money Market is authorized to issue three classes of shares: Class A, Class B and Class E. Money Market currently offers only Class A and Class B shares. Each Class has a separate distribution arrangement and bears its own distribution expenses, if any.

     In the proposed Reorganization, shareholders of Money Market owning Class A or Class B shares will receive Class A or Class B shares, respectively, of BlackRock Money Market. Class A shares are sold at net asset value without any initial or deferred sales charges and are not subject to distribution-related or shareholder servicing-related fees. No Rule 12b-1 plan has been adopted for the Class A shares of BlackRock Money Market.

     Class B shares are sold at net asset value without any initial or deferred sales changes and are subject to distribution-related fees. The Fund has adopted a Distribution and Services Plan under Rule 12b-1 of the 1940 Act (the "12b-1 Plan") for Class B shares of BlackRock Money Market under which the Portfolio may pay the Fund's distributor for distribution-related services. Under the 12b-1 Plan, the Class B shares of BlackRock Money Market pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B shares. These other parties may include MetLife, certain other insurance companies and their affiliates, and other broker dealers and financial intermediaries. The 12b-1 Plan also authorizes the Fund to reimburse MetLife for sales commissions and other distribution costs allocable to BlackRock Money Market. The fee under the 12b-1 Plan for each applicable class of BlackRock Money Market is calculated as a percentage of the Portfolio's average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Portfolio's Class B shares. This fee will increase the cost of investing in Class B shares of the Portfolio over time. The 12b-1 Plan provides that it may not be amended, with respect to any class of any portfolio, to increase materially the amount of fees payable thereunder without the approval of such class.

     In connection with the Reorganization, no sales charges are imposed. Certain sales or other charges may be imposed by the Contracts for which
BlackRock Money Market serves as an investment vehicle. More detailed descriptions of the Class A and Class B shares and the distribution arrangements applicable to these Classes of shares are contained in the Prospectus and Statement of Additional Information relating to BlackRock Money Market.

Purchase and Redemption Procedures

     The Prospectus for your Contract describes the procedures for investing your purchase payments or premiums in shares of Money Market. No fee is charged by Money Market for selling (redeeming) shares. The Contract Prospectus describes whether an Insurance Company charges any fees for redeeming your interest in a Contract. Money Market buys or sells shares at net asset value per share of the Portfolio for orders received on a given day, and the Insurance Company uses this value to calculate the value of your interest in your Contract.

     MetLife and its affiliates place orders for the purchase or redemption of shares of BlackRock Money Market based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Orders are effected at the net asset value per share for the Portfolio determined on that same date, without the imposition of any sales commission or redemption charge. The Insurance Company uses this net asset value to calculate the value of your interest in your Contract.

Exchange Privileges

     The Contract Prospectus indicates whether an Insurance Company charges any fees for moving your assets from one investment option to another. No fees for exchanges are charged by the Fund.

Dividend Policy

     Each Portfolio has the same distribution policy. Each Portfolio declares daily and distributes its dividends from net investment income to the Insurance Company separate accounts monthly and not to you, the Contract Owner. These distributions are in the form of additional shares of stock and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. All net realized long- or short-term capital gains of each Portfolio, if any, are also declared and distributed once a year and reinvested in the Portfolio.

     Each Portfolio has qualified, and BlackRock Money Market intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Portfolio must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Portfolio distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders of record, it is expected that a Portfolio will not be required to pay any federal income taxes on the amounts distributed to its shareholders of record.

                           COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

     The operations of the Fund are governed by its Articles of Incorporation and Bylaws, and applicable Maryland law. The operations of the Trust are governed by its Agreement and Declaration of Trust and By-Laws of the Trust, and Delaware law. The Agreement and Declaration of Trust is referred to in this Prospectus/Proxy Statement as the "Declaration of Trust." As discussed below, certain of the differences between the Trust and the Fund derive from provisions of the Trust's Declaration of Trust and By-Laws. Shareholders entitled to instruct the Insurance Company to vote at the Meeting may obtain a copy of the Fund's Articles of Incorporation and Bylaws, without charge, upon written or oral request to the Fund at the address and telephone number set forth on the cover of this Prospectus/Proxy Statement.

Form of Organization

     As noted above, the Fund is organized as a Maryland corporation, and the Trust is organized as a Delaware statutory trust. The Fund and the Trust are both open-end management investment companies registered with the SEC under the 1940 Act, and each is organized as a "series company" as that term is used in Rule 18f-2 under the 1940 Act. The series of the Fund consist of BlackRock Money Market and other mutual funds of various asset classes; the series of the Trust consist of Money Market and other mutual funds of various asset classes. The Fund and the Trust currently offer shares of their portfolios primarily to insurance company separate accounts to serve as investment vehicles for variable annuity, and in the case of BlackRock Money Market, group annuity contracts and variable life insurance policies issued by certain insurance companies. Each is governed by its applicable Declaration of Trust or Articles of Incorporation, By-Laws, and a Board of Trustees/Directors, and by applicable Maryland or Delaware and federal law.

Capitalization

     The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share, of one or more series. The beneficial interests in the Fund are represented by
4.5 billion common shares with a par value of $0.01 each, of one or more series. Both the Declaration of Trust of the Trust and the Articles of Incorporation of the Fund permit the Trustees/Directors to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees/Directors, all without shareholder approval. Fractional shares may be issued by each Portfolio.

     Shares of Money Market are offered in two classes (Class A and Class B) and represent an equal proportionate interest in the Portfolio. Shares of BlackRock Money Market are currently offered in three classes (Class A, Class B and Class
E). Shares of the classes of BlackRock Money Market represent an equal pro rata interest in the Portfolio and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Portfolio are entitled to receive dividends and other amounts as determined by the Trustees/Directors, as applicable. Shareholders of each Portfolio vote separately, by Portfolio, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Portfolio. Shareholders of each Portfolio vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

     Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Declaration of Trust of the Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

     Under Maryland law, shareholders of BlackRock Money Market have no personal liability as such for the acts or obligations of the Portfolio or the Fund, as the case may be.

Shareholder Meetings and Voting Rights

     Neither the Fund on behalf of BlackRock Money Market nor the Trust on behalf of Money Market is required to hold annual meetings of shareholders. However, in the case of the Trust, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, both the Trust and the Fund are each required to call a meeting of shareholders for the purpose of electing Trustees/Directors if, at any time, less than a majority of the Trustees/Directors then holding office were elected by shareholders. Neither the Fund nor the Trust currently intends to hold regular shareholder meetings. The Bylaws of the Fund require an annual meeting of shareholders only in years in which shareholder action is needed on the election of Directors. The Fund's Bylaws permit a special meeting of the shareholders to be called for any purpose by a majority of the Directors, the Chairman of the Board or the President of the Fund. Cumulative voting is not permitted in the election of Directors of the Fund or of Trustees of the Trust. Like shareholders of the Trust, shareholders of the Fund are also entitled, under the 1940 Act, to vote on certain matters specified in the 1940 Act.

     The Bylaws of the Fund provide that the holders of a majority of the shares outstanding and entitled to vote shall constitute a quorum for the transaction of business at any regular or special meeting of the Fund. Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to the Trust, 33 1/3% of the shares issued and outstanding constitutes a quorum for consideration of a matter at a shareholders' meeting but any lesser number is sufficient for adjourned sessions. Approval of a matter by the shareholders of the Fund generally requires the affirmative vote of a majority of the votes cast at a meeting at which a quorum is present. A Director of the Fund must be elected by the affirmative vote of a plurality of the votes cast by holders of shares entitled to vote in such election. For the Trust, when a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act). A Director of the Fund may be removed with or without cause by a vote of the shareholders holding a majority of the shares entitled to vote at an election of Directors at a meeting of shareholders at which a quorum is present. A Trustee of the Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

     Under the Declaration of Trust/Articles of Incorporation of the Trust and the Fund, respectively, each whole share of beneficial interest or common stock of a Portfolio is entitled to one vote, and each fractional share is entitled to a proportionate vote.

     The Declaration of Trust of the Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities of a Portfolio or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class. The Trustees of the Trust may also terminate the Trust, a Portfolio, or a class of shares upon written notice to the shareholders.

Liquidation

     In the event of liquidation of the Fund, the shareholders of each of the Fund's Portfolios that has been established and designated, including of BlackRock Money Market, shall be entitled to receive, as a group, the excess of the assets belonging to that Portfolio over the liabilities belonging to that Portfolio. The assets so distributable to the shareholders of any particular portfolio that has but a single class of outstanding shares will be distributed among such stockholders in proportion to the number of shares of that portfolio held by them and recorded on the books of the Fund. Any assets not readily identifiable as belonging to any particular portfolio will be allocated by or under the supervision of the Directors to and among any one or more of the portfolios established and designated. Any such allocation by the Directors is conclusive and binding for all purposes. In the event of the liquidation of the Trust, the same provisions discussed above would apply.

Liability and Indemnification of Trustees/Directors

     Pursuant to Maryland law and its Bylaws, the Fund shall indemnify current and former Directors and officers of the Fund to the extent permitted or required by Maryland corporate law, provided, however, that other than for Directors and except as specifically required by Maryland corporate law, the Fund is required to indemnify or advance expenses only to the extent specifically approved by resolution of the Fund's Board of Directors. No indemnification or advance payment of expenses is provided to Directors or officers who engage in willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Bylaws also provide that the Fund will not advance payment of legal expenses to a Director or officer unless the Director or officer undertakes to repay the advance unless (A) it is determined that such Director or officer is entitled to the indemnification, and (B)(i) the Director or officer provides a security for the undertaking, (ii) the Fund is insured against losses arising from any unlawful advance, or (iii) a majority of a quorum of the disinterested non-party Directors, or an independent legal counsel by written opinion, determines that there is reason to believe that the person ultimately will be found to be entitled to the indemnification.

     Under the Declaration of Trust of the Trust, a Trustee is liable to any person in connection with the assets or affairs of the Trust or any Portfolio only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of
Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (1) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (3) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of a quorum of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Portfolio may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Portfolio if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

     The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust and the Articles of Incorporation of the Fund, their By-Laws and Delaware or Maryland law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust/Articles of Incorporation, By-Laws and Delaware or Maryland law directly for more complete information.

                          VOTING INFORMATION CONCERNING THE MEETING

     This Prospectus/Proxy Statement is being sent to shareholders of Money Market in connection with a solicitation of voting instructions by the Trustees of the Trust, to be used at the Meeting to be held at 9:00 a.m. Pacific Time, April 27, 2005, at the offices of the Trust, 22 Corporate Plaza Drive, Newport Beach, California, 92660, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a voting instructions form, is first being mailed to shareholders of Money Market on or about March 22, 2005.

     The Board of Trustees of the Trust has fixed the close of business on February 28, 2005 as the record date (the "Record Date") for determining the shareholders of Money Market entitled to receive notice of the Meeting and to give voting instructions, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof. The Insurance Companies, through their separate accounts, own all of the shares of Money Market, and are the Record Holders of the Portfolio at the close of business on the Record Date. Each Insurance Company is entitled to be present and vote at the Meeting with respect to such shares of Money Market. Each Insurance Company has undertaken to vote its shares or abstain from voting its shares of Money Market for the Contract Owners of the Portfolio in accordance with voting instructions received on a timely basis from those Contract Owners. In connection with the solicitation of such voting instructions, each Insurance Company will furnish a copy of this Prospectus/Proxy Statement to Contract Owners.

     The number of shares as to which voting instructions may be given under a Contract is determined by the number of full and fractional shares of Money Market held in a separate account with respect to that particular Contract. In voting for the Reorganization, each full share of Money Market is entitled to one vote and any fractional share is entitled to a fractional vote.

     Voting instructions may be revoked by executing and delivering later-dated signed voting instructions to the Insurance Company, or by attending the Meeting in person and instructing the Insurance Company how to vote your shares. Unless revoked, all valid voting instructions will be voted, or the Insurance Company will abstain from voting, in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

     If you wish to participate in the Meeting, you may submit the voting instructions form included with this Prospectus/Proxy Statement, vote by the Internet or attend in person and provide your voting instructions to the Insurance Company. Guidelines on providing voting instructions are immediately after the Notice of Special Meeting.

     If the enclosed voting instructions form is properly executed and returned in time to be voted at the Meeting, the shares of beneficial interest represented by the voting instructions form will be voted, or the Insurance Company will abstain from voting, in accordance with the instructions marked on the returned voting instructions form.

     o Voting instructions forms which are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

     Interests in Contracts for which no timely voting instructions are received will be voted, or the Insurance Company will abstain from voting, in the same proportion as the Insurance Company votes shares for which it has received voting instructions from other Contract Owners. The Insurance Company will also vote, or abstain from voting, any shares in its general account which are not attributable to Contracts in the same proportion as it votes shares held in all of the Insurance Company's registered separate accounts, in the aggregate.

     Approval of the Reorganization will require the affirmative vote of a majority of the votes of Money Market cast at a shareholders' meeting duly called and at which a quorum is present (the presence in person or by proxy of holders entitled to cast at least 33 1/3% majority of the votes at any shareholders' meeting). Abstentions will be counted for purposes of determining a quorum, but will not be included in the amount of shares voted. As of the Record Date, the Record Holders of Money Market were the Insurance Companies. Since the Insurance Companies are the legal owners of the shares, attendance by the Insurance Companies at the Meeting will constitute a quorum under the Declaration of Trust of the Trust.

     Voting instructions solicitations will be made primarily by mail, but beginning on or about April 1, 2005 voting instructions solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of Met Investors Advisory LLC, its affiliates or other representatives of Money Market (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by ALAMO Direct, the Trust's proxy solicitor. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by MetLife or one of its affiliates. Neither the Trust, the Fund nor the Contract Owners will bear any costs associated with the Meeting, this proxy solicitation or any adjourned session.

     If shareholders of Money Market do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders. If sufficient votes to approve the Reorganization are not received, the persons named as proxies on a proxy form sent to the Record Holders may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

     A shareholder of Money Market who objects to the proposed Reorganization will not be entitled under either Delaware law or the Declaration of the Trust of the Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to the Record Holders or
Contract Owners for federal income tax purposes. In addition, if the Reorganization is consummated, the rights of shareholders to transfer their account balances among investment options available under the Contracts or to make withdrawals under the Contracts will not be affected.

     The Trust does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

     The votes of the shareholders of BlackRock Money Market are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

Shareholder Information

     The Record Holders of Money Market at the close of business on February 28, 2005 (the Record Date) will be entitled to be present and vote at the Meeting with respect to shares of Money Market owned as of the Record Date. As of the Record Date, the total number of shares of Money Market outstanding and entitled to vote was as follows:



                   ----------------------------------- ----------------------------------
                                                       Number of Shares
                   ----------------------------------- ----------------------------------
                   ----------------------------------- ----------------------------------

                   Class A
                   Class B
                   Total
                   ----------------------------------- ----------------------------------


As of February 28, 2005, the officers and Trustees/Directors of the Trust and the Fund beneficially owned as a group less than 1% of the outstanding shares of Money Market and BlackRock Money Market, respectively.

Control Persons and Principal Holders of Securities

     On February 28, 2005 to the knowledge of the Trustees and management of the Trust, MetLife Investors Insurance Company Variable Annuity Accounts One and Eight and Variable Life Account One, MetLife Investors Insurance Company of California Variable Annuity Account Five and Variable Life Account Five, MetLife Investors USA Insurance Company Separate Account A and First MetLife Investors Insurance Company Variable Annuity Account One collectively owned of record 100% of the shares of Money Market.

     Each Insurance Company has advised the Trust that as of February 28, 2005 there were no persons owning Contracts which would entitle them to instruct the Insurance Company with respect to more than 5% of the shares of Money Market.

     As of the date of this Prospectus/Proxy Statement, MetLife and its affiliates owned 100% of the outstanding shares of the Fund and as a result MetLife may be deemed to be a control person with respect to the Fund.

                                   FINANCIAL STATEMENTS AND EXPERTS

     The Annual Report of the Trust relating to Money Market, for the year ended as of December 31, 2004, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of Deloitte & Touche LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Annual Report of the Fund relating to BlackRock Money Market, for the year ended as of December 31, 2004, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of Deloitte & Touche LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                     LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of BlackRock Money Market will be passed upon by Ropes & Gray LLP.

                              ADDITIONAL INFORMATION

     The Trust and the Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661 and at Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

                                  OTHER BUSINESS

     The Trustees of the Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE TRUSTEES OF THE TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED VOTING
          INSTRUCTIONS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

March 21, 2005

         EXHIBIT A Form of Agreement and Plan of Reorganization


                                                               Exhibit A


                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of February 28, 2005, by and between (i) Metropolitan Series Fund, Inc. (the "Company"), a Maryland corporation formed on November 23, 1982, on behalf of BlackRock Money Market Portfolio (the "Acquiring Fund"), a series of the Company, and (ii) Met Investors Series Trust (the "Trust"), a Delaware business trust established under a Declaration of Trust dated July 27, 2000, as amended and restated and in effect on the date hereof, on behalf of Money Market Portfolio (the "Acquired Fund"), a series of the Trust.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for shares of common stock of the Acquiring Fund, the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein:

          (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

          (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof), including without limitation any indemnification obligations of the Acquired Fund, including indemnification of the officers and directors of the Acquired Fund in connection with their actions related to this transaction (collectively, the "Obligations"); and

          (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets (i) the number of full and fractional Class A shares of the Acquiring Fund determined by dividing the net asset value of Class A shares of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A share of the Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) the number of full and fractional Class B shares of the Acquiring Fund determined by dividing the net asset value of Class B shares of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class B share of the Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph 2.2 (with the shares of the Acquiring Fund to be issued and delivered in accordance with this subparagraph (c) being referred to herein as the "Acquiring Shares"). Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
          3.1 (the "Closing Date"), including any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Each Acquired Fund Shareholder shall be entitled to receive that proportion of each class of Acquiring Shares (consisting, in the case of each Acquired Fund Shareholder, of Acquiring Shares of the same designated class (Class A or Class B) as the shares of the Acquired Fund which such Acquired Fund Shareholder holds) which the number of shares of that class of the Acquired Fund held by such Acquired Fund Shareholder bears to the total number of shares of that class of the Acquired Fund outstanding on the Valuation Date. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.



     1.4  With respect to Acquiring Shares  distributable  pursuant to paragraph
          1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Company will not permit such Shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Company has been notified by the Acquired Fund or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 Any obligation of the Acquired Fund to make filings with governmental authorities is and shall remain the responsibility of the Acquired Fund through the Closing Date and up to and including such later date on which the Acquired Fund is terminated.

     1.6 As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, which shall have been reviewed by Deloitte & Touche LLP and certified by the Treasurer of the Acquired Fund.

     1.7 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the State of Delaware, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2.   VALUATION.

     2.1 For the purpose of paragraph 1, the value of the assets of a class of shares of the Acquired Fund shall be the net asset value of such class of the Acquired Fund computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures as adopted by the Board of Directors of the Company, and shall be certified by an authorized officer of the Trust.

     2.2 For the purpose of paragraph 1, the net asset value of a share of a class of the Acquiring Fund shall be the net asset value per share of such class computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures as adopted by the Board of Directors of the Company.


3.   CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be on April 29, 2005, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. on the Closing Date at the offices of Metropolitan Life Insurance Company, located at 200 Park Avenue, New York, New York, or at such other time and/or place as the parties may agree.

     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank and Trust Company, custodian for BlackRock Money Market Portfolio, a series of Metropolitan Series Fund, Inc."

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or general trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated by either of the Company or the Trust upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of each class of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Company shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Company shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.   REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Company and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

          (a) The Trust is a statutory business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its property and assets and to conduct its business as currently conducted;

          (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

          (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the
               Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

          (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

          (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

          (f) The statement of assets and liabilities as of December 31, 2004 the statement of operations for the year ended December 31, 2004 the statement of changes in net assets for the two years ended December 31, 2004 and the schedule of investments as of December 31, 2004 of the Acquired Fund, audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2004;

          (g) Since December 31, 2004 there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

          (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, all federal and other taxes shown to be due on said returns and reports and any assessments received by the Acquired Fund shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

          (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of Subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code and the diversification requirements of Section 817(h) of the Code and the regulations thereunder. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Sections 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

          (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, par value $0.001 per share, of such number of different series as the Board of Trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Fund are, and at the Closing Date will be, divided into Class A shares and Class B shares, each having the characteristics described in the Acquired Fund's then current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus"). All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund Prospectus), non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

          (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund Prospectus, except as previously disclosed in writing to and accepted by the Acquiring Fund;

          (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

          (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

          (n) The information provided by the Acquired Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 and any information provided by the Acquired Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

          (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto
               Rico);

          (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to and accepted by the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of December 31, 2004 referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date;

          (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain in compliance with such mandatory investment restrictions as are set forth in the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus"), as amended through the Closing Date; and

          (r) No registration of any of the Investments under the Securities Act or under any state securities or blue sky laws would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to and accepted by the Acquiring Fund.

     4.2 The Company, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

          (a) The Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its property and assets and to conduct its business as currently conducted;

          (b) The Company is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Articles of Incorporation of the Company and the 1940 Act;

          (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

          (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

          (e) The Company is not in violation in any material respect of any provisions of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

          (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

          (g) The statement of assets and liabilities as of December 31, 2004 the statement of operations for the year ended December 31, 2004 the statement of changes in assets for the two years ended December 31, 2004 and the schedule of investments as of December 31, 2004, of the Acquiring Fund, audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2004;

          (h) Since December 31, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

          (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, all federal and other taxes shown to be due on said returns and reports and any assessments received by the Acquiring Fund shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

          (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and the diversification requirements of Section 817(h) of the Code and the regulations thereunder;

          (k) The authorized capital of the Company consists of 4.75 billion shares of common stock, par value $.01 per share, of which 125 million shares are authorized for the Acquiring Fund. The outstanding shares of common stock of the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares and Class E shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock of the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date (except such rights as the Acquiring Fund may have pursuant to this Agreement);

          (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund Prospectus;

          (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Company, and this Agreement constitutes the valid and binding obligation of the Company and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

          (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares and Class B shares, as the case may be, of the Acquiring Fund, and will be fully paid and non-assessable by the Company, and no shareholder of the Company will have any preemptive right of subscription or purchase in respect thereof;

          (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 and any information furnished by the Acquiring Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

          (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws.

5.   COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

     The Company, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any trading activities in anticipation of the transactions contemplated hereby.

     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with the meeting of the Acquired Fund Shareholders referred to in paragraph 5.2, the Acquired Fund will prepare a
          Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Company will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the Acquiring Fund becomes aware that the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.5 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.6 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Company and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Company, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Company and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion from Ropes & Gray LLP, counsel to the Company, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

          (a) The Company is a corporation duly incorporated and validly existing under the laws of the State of Maryland and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Articles of Incorporation and Bylaws of the Company; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus/Proxy Statement and Registration Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares and Class B shares of the Acquiring Fund, assuming that as consideration for such shares not less than the net asset value of such shares has been paid and that the conditions set forth in this Agreement have been satisfied, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect of such shares; (e) the execution and delivery of this Agreement did not, and the performance by the Company and the Acquiring Fund of their respective obligations hereunder will not, violate the Company's Articles of Incorporation or Bylaws, or any provision of any agreement known to such counsel to which the Company or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Company or the Acquiring Fund is a party or by which either of them is bound;
               (f) to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Maryland state court or governmental authority is required for the consummation by the Company or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or blue sky laws or such as have been obtained; (g) after inquiry of officers of the Company by such counsel, but without having made any other investigation, there is no legal or governmental proceedings relating to the Company or the Acquiring Fund existing on or before the date of mailing of the Prospectus pursuant to paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (h) the Company is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) after inquiry of officers of the Company by such counsel, but without having made any other investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Company or the Acquiring Fund or any of their properties or assets that would impair the Company's ability to perform its obligations under this Agreement, and neither the Company nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date;

     7.2 The Company shall have received a favorable opinion from Sullivan & Worcester LLP, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Company, to the following effect:

          (a) The Trust is a statutory business trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Prospectus/Proxy Statement referred to in paragraph
               5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Company on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus pursuant to paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph
               5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; (h) to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets that would impair the Trust's ability to perform its obligations under this Agreement, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business; and (i) all issued and outstanding shares of the Acquired Fund are legally issued, fully paid and non-assessable (except as set forth in the Acquired Fund's Prospectus), assuming that as consideration for such shares not less than the net asset value of such shares has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund's registration statement, or any amendments thereto, in effect at the time of such issuance.

          7.3 The Acquired Fund shall have furnished to the Acquiring Fund tax returns, signed by a partner of Deloitte & Touche LLP for the fiscal year ended December 31, 2004 and signed pro forma tax returns for the period from December 31, 2004 to the Closing Date (which pro forma tax returns shall be furnished promptly after the Closing Date).

          7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after December 31, 2004 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after December 31, 2004 and on or prior to the Closing Date.

          7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

          7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date, and the Acquired Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Acquired Fund as of the Valuation Date, prepared in accordance with generally accepted accounting principles consistently applied from the prior audited period, certified by the Treasurer of the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

     The respective obligations of the Trust and the Company hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

     8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state blue sky and securities authorities) deemed necessary by the Trust or the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

     8.5 The Trust and the Company shall have received a favorable opinion of Sullivan & Worcester LLP satisfactory to the Trust and the Company substantially to the effect that, for federal income tax purposes:

          (a) The transfer of all of the Acquired Fund assets in exchange solely for the Acquiring Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund followed by the distribution of the Acquiring Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

          (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

          (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund.

          (d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Shares in liquidation of the Acquired Fund.

          (e) The aggregate tax basis of the Acquiring Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such Shareholder immediately prior to the Closing, and the holding period of the Acquiring Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such Shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Closing).

          (f) The tax basis of the Acquired Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Closing, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

          (g) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code. The Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and regulations thereunder.




     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Directors of the Company if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.


9.   FEES AND EXPENSES.

     9.1 Except as otherwise provided in this paragraph 9, MetLife Advisers, LLC, by countersigning this Agreement, agrees that it will bear any and all costs and expenses of the transaction incurred by the Acquiring Fund and the Acquired Fund, including without limitation portfolio transaction costs incurred by the Acquiring Fund or the Acquired Fund in connection with the sale of portfolio securities that are not permitted investments of the Acquiring Fund; provided, however, that MetLife Advisers, LLC will not bear portfolio transaction costs incurred by the Acquiring Fund or the Acquired Fund in connection with the purchase or sale of portfolio securities that are permitted investments of the Acquiring Fund or the Acquired Fund, as the case may be; provided, further, that the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Acquiring Shares under applicable state and federal laws.

     9.2 In the event the transactions contemplated by this Agreement are not consummated, then MetLife Advisers, LLC agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

     9.3 Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.

     9.4 Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust on behalf of the Acquired Fund and the Company on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 1.7, 3.4, 7.3, 9, 10, 13 and 14.

11.  TERMINATION.

     This Agreement may be terminated by the mutual agreement of the Trust and the Company. In addition, either the Trust or the Company may at its option terminate this Agreement at or prior to the Closing Date:

     (a) Because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

     (b) If a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

     (c) If the transactions contemplated by this Agreement have not been substantially completed by July 31, 2005, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Company and the Trust; or

     (d) If the Board of Directors of the Acquiring Fund or the Board of Trustees of the Acquired Fund, as the case may be, determines that the termination of this Agreement is in the best interests of its shareholders.

12.  AMENDMENTS.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Company on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

13.  NOTICES.

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: (i) Metropolitan Series Fund, Inc., 501 Boylston Street, Boston, MA 02116, attn: Secretary; or (ii) Met Investors Series Trust, 22 Corporate Plaza Drive, Newport Beach, CA 92660, attn:
Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE; FINDERS' FEES.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Maryland, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Articles of Incorporation of the Company is on file with the Secretary of State of the State of Maryland and a Certificate of Trust of the Trust is on file with the Secretary of State of the State of Delaware, and notice is hereby given that no trustee, director, officer, agent or employee of either the Company or the Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     14.6 The Trust, on behalf of the Acquired Fund, and the Company, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.



     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                       METROPOLITAN SERIES FUND, INC.,
                                       on behalf of its BlackRock Money
                                       Market Portfolio



                                       By:
                                          ------------------------------

                                       Name:
                                          ------------------------------

                                       Title:
                                          ------------------------------

ATTEST:


By:
   ------------------------------

Name:
     ----------------------------

Title:
      ---------------------------


                                      MET INVESTORS SERIES TRUST,
                                      on behalf of its Money Market Portfolio



                                      By:
                                          -----------------------------------

                                      Name:
                                           ----------------------------------

                                      Title:
                                          -----------------------------------

ATTEST:


By:
   -----------------------------

Name:
         -----------------------

Title:
      --------------------------

                                        Agreed and accepted as to paragraph
                                        9 only:

                                        METLIFE ADVISERS, LLC

                                        By:
                                             --------------------------------

                                        Name:
                                               ------------------------------

                                        Title:
                                                -----------------------------

ATTEST:


By:
   ------------------------------

Name:
       --------------------------

Title:
        -------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                    Acquisition of Assets and Liabilities of

                             MONEY MARKET PORTFOLIO

                                   a series of

                           MET INVESTORS SERIES TRUST
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 (800) 848-3854

                        By and In Exchange For Shares of

                        BLACKROCK MONEY MARKET PORTFOLIO

                                   a series of

                         METROPOLITAN SERIES FUND, INC.
                               501 Boylston Street
                           Boston, Massachusetts 02116
                                 (800) 553-4459


     This Statement of Additional Information, dated March 21, 2005, relating specifically to the proposed transfer of the assets and liabilities of Money Market Portfolio ("Money Market"), a series of Met Investors Series Trust (the "Trust"), to BlackRock Money Market Portfolio ("BlackRock Money Market"), a series of Metropolitan Series Fund, Inc. (the "Fund"), in exchange for Class A and Class B shares of common stock, $.01 par value per share, of BlackRock Money Market (to be issued to holders of shares of Money Market), consists of the following described documents, each of which is attached hereto and incorporated by reference herein:

     (1) Statement of Additional Information of the Trust relating to Money Market dated May 1, 2004;

     (2) Statement of Additional Information of the Fund relating to BlackRock Money Market dated May 1, 2004;

     (3) Annual Report of the Trust relating to Money Market for the year ended December 31, 2004;

     (4) Annual Report of the Fund relating to BlackRock Money Market for the year ended December 31, 2004; and

     (5)  Pro Forma Financial Statements dated as of December 31, 2004.

     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Money Market and BlackRock Money Market dated March 21, 2005. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Fund at the telephone number or address set forth above.

             STATEMENT OF ADDITIONAL INFORMATION

                 MET INVESTORS SERIES TRUST


     This Statement of Additional Information provides supplementary information pertaining to shares of twenty-four investment portfolios ("Portfolios") of Met Investors Series Trust (the "Trust"), an open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses dated May 1, 2004 (the "Prospectus") for, as applicable, the Class A, Class B, Class C and Class E shares of the Harris Oakmark International Portfolio, J. P. Morgan Quality Bond Portfolio, J.P. Morgan Select Equity Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio, Lord Abbett Growth Opportunities Portfolio, Lord Abbett America's Value Portfolio, Money Market Portfolio (formerly PIMCO Money Market Portfolio), PIMCO Total Return Portfolio, PIMCO PEA Innovation Portfolio (formerly PIMCO Innovation Portfolio), PIMCO Inflation Protected Bond Portfolio, MFS Research International Portfolio, Janus Aggressive Growth Portfolio, Oppenheimer Capital Appreciation Portfolio, Met/AIM Small Cap Growth Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/Putnam Research Portfolio, Met/Putnam Capital Opportunities Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, Third Avenue Small Cap Value Portfolio, Neuberger Berman Real Estate Portfolio, Turner Mid -Cap Growth Portfolio and Goldman Sachs Mid-Cap Value Portfolio which may be obtained by writing the Trust at 22 Corporate Plaza Drive, Newport Beach California 92660 or by calling (800) 848-3854. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

         The date of this Statement of Additional Information is May 1, 2004.







                                     TABLE OF CONTENTS



                                                                                                                Page

INVESTMENT OBJECTIVES AND POLICIES............................................................................... 4
         Asset-Backed Securities................................................................................. 4
         Brady Bonds............................................................................................. 5
         Convertible Securities...................................................................................5
         Credit Default Swaps  ...................................................................................6
         Depositary Receipts  ....................................................................................6
         Dollar Roll Transactions  ...............................................................................7
         Event-Linked............................................................................................ 8
         Foreign Currency Transactions  ..........................................................................8
         Foreign Securities....................................................................................  16
         High Yield/High Risk Debt Securities....................................................................16
         Hybrid Instruments......................................................................................17
         Illiquid Securities.....................................................................................17
         Inflation-Indexed Bonds.................................................................................18
         Interest Rate Transactions............................................................................. 19
         Investment Grade Corporate Debt........................................................................ 20
         Loans and Other Direct Indebtedness  ...................................................................20
         Money Market Securities.................................................................................21
         Mortgage-Backed Securities..............................................................................22
         Municipal Fixed Income Securities...................................................................... 25
         Options and Futures Strategies..........................................................................26
         Other Investment Companies..............................................................................30
         Portfolio Turnover..................................................................................... 32
         Preferred Stocks......................................................................................  32
         Real Estate Investment Trusts.......................................................................... 33
         Repurchase Agreements.................................................................................  33
         Reverse Repurchase Agreements......................................................................... .33
         Rights and Warrants.................................................................................... 34
         Securities Loans....................................................................................... 34
         Short Sales............................................................................................ 35
         Structured Notes........................................................................................36
         U.S. Government Securities............................................................................. 36
         Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds..............................................  36
INVESTMENT RESTRICTIONS......................................................................................... 37
         Fundamental Policies................................................................................... 37
         Non-Fundamental Policies............................................................................... 39
PERFORMANCE INFORMATION......................................................................................... 41
         Total Return........................................................................................... 41
         Yield.................................................................................................. 42
         Non-Standardized Performance........................................................................... 43
PORTFOLIO TRANSACTIONS.......................................................................................... 43
MANAGEMENT OF THE TRUST......................................................................................... 47
         Trustees and Officers.................................................................................. 47
         Committees of the Board................................................................................ 50
         Compensation of the Trustees........................................................................... 51
INVESTMENT ADVISORY AND OTHER SERVICES.......................................................................... 53
         The Manager............................................................................................ 53
         The Advisers........................................................................................... 61
         The Administrator...................................................................................... 64
         The Distributor........................................................................................ 65
         Code of Ethics......................................................................................... 68
         Custodian.............................................................................................. 69
         Transfer Agent......................................................................................... 69
         Legal Matters.......................................................................................... 69
         Independent Auditors................................................................................... 69
REDEMPTION OF SHARES............................................................................................ 69
NET ASSET VALUE................................................................................................  69
FEDERAL INCOME TAXES...........................................................................................  71
ORGANIZATION AND CAPITALIZATION OF THE TRUST.................................................................... 74
FINANCIAL STATEMENTS...........................................................................................  76
APPENDIX A - SECURITIES RATINGS ................................................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES...............................................................B-1
===================================================================================================================


----------------------

     No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

                             INVESTMENT OBJECTIVES AND POLICIES

     The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus. If a Portfolio is not identified below in connection with a particular strategy or technique, its Adviser, as of the effective date of this Statement of Additional Information, does not intend to invest any of the Portfolio's assets in that strategy or technique although it has the ability to do so and may do so in the future.


Asset-Backed Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett America's Value, Janus Aggressive Growth, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity,
T. Rowe Price Mid-Cap Growth, Third Avenue Small Cap Value and Goldman Sachs Mid-Cap Value Portfolios)


     Asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

     Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less. Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and shorter prepayments will lengthen it.

     The purchase of asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.


     In the case of privately issued asset-backed securities, the Trust takes the position that such instruments do not represent interests in any particular industry or group of industries.


Brady Bonds (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett America's Value, Janus Aggressive Growth, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)

     Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.


Convertible Securities (All Portfolios except Money Market, PIMCO PEA Innovation and Turner Mid-Cap Growth Portfolios)


     A Portfolio may invest in convertible securities of domestic and, subject to the Portfolio's investment strategy, foreign issuers. The convertible securities in which a Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

     Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

     Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase for that Portfolio. Neither event will require the sale of such securities, although a Portfolio's investment adviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.

Credit Default Swaps (PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)

     The Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap.

     The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.


Depositary Receipts (All Portfolios except Lord Abbett Bond Debenture, Money Market, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)

     A Portfolio may purchase foreign securities in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of corporations in which the Portfolio is permitted to invest pursuant to its investment objectives and policies. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The J.P. Morgan Select Equity Portfolio will only invest in American Depositary Receipts. The J.P. Morgan Select Equity Portfolio does not expect to invest more than 10% of its total assets in American Depository Receipts. The Turner Mid-Cap Growth Portfolio does not expect to invest more than 10% of its total assets in American Depositary Receipts. Because American Depositary Receipts are listed on a U.S. securities exchange, the investment advisers of the Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities and PIMCO PEA Innovation, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios do not treat them as foreign securities. However, like other depositary receipts, American Depositary Receipts are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

Dollar Roll Transactions (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett America's Value, Money Market, PIMCO Inflation Protected Bond, PIMCO Total Return, Janus Aggressive Growth, Oppenheimer Capital Appreciation, Met/AIM Small Cap Growth and Met/AIM Mid Cap Core Equity Portfolios)


     The Portfolios may enter into "dollar roll" transactions, which consist of the sale by the Portfolio to a bank or broker-dealer (the "counterparty") of Government National Mortgage Association certificates, other mortgage-backed securities or other fixed income securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Portfolio agrees to buy a security on a future date.

     A Portfolio will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Portfolio will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

     Dollar rolls are treated for purposes of the Investment Company Act of 1940, as amended ("1940 Act") as borrowings of a Portfolio because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a Portfolio, thereby effectively charging the Portfolio interest on its borrowing. Further, although a Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

     The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a Portfolio is able to purchase them. Similarly, the Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security that the Portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Event-Linked Bonds (PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)

     Each Portfolio may invest up to 5% of its net assets in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some even-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.


Floaters (Money Market, PIMCO Inflation Protected Bond, PIMCO Total Return, Lord Abbett America's Value, Janus Aggressive Growth, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios)


     A Portfolio may invest in floaters, which are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities."


Foreign Currency Transactions (J.P. Morgan Quality Bond, Harris Oakmark International, T. Rowe Price Mid-Cap Growth, MFS Research International, PIMCO Inflation Protected Bond, PIMCO Total Return, PIMCO Innovation, Oppenheimer Capital Appreciation, Janus Aggressive Growth, Met/Putnam Research, Met/Putnam Capital Opportunities, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Lord Abbett America's Value, Third Avenue Small Cap Value, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios)


     Foreign Currency Exchange Transactions. A Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The investment adviser to a Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

     A Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

     If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

     For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

     A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

     The  precise  matching  of  the  amounts  of  foreign   currency   exchange
transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

     Hedging transactions involve costs and may result in losses. A Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's investment adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations. Open positions in forwards used for non-hedging purposes will be covered by the segregation with the Trust's custodian of liquid assets and marked to market daily.

     Forwards will be used primarily to adjust the foreign exchange exposure of each Portfolio with a view to protecting against uncertainty in the level of future foreign exchange rates, and the Portfolios might be expected to enter into such contracts under the following circumstances:

     Lock In. When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     Cross Hedge. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio's holdings denominated in the currency sold.

     Direct Hedge. If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that a Portfolio can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

     Proxy Hedge. The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin.


     Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.


     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

     Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

Foreign Securities (All Portfolios except J.P. Morgan Select Equity Portfolio)

     A Portfolio may invest in foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits, Yankee certificates of deposit, Eurodollar bonds and Yankee bonds. The Portfolio may also invest in Canadian commercial paper and Europaper. These instruments may subject the Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

     Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

     Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Portfolio.

     The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

     Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

     Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

     The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Portfolio may buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

     The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.


     The Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios do not expect that more than 20%, 10%, 20%, 10% and 10%, respectively, of their total assets will be invested in foreign securities. The Adviser to these Portfolios does not consider securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be "foreign securities."


     The J.P. Morgan Select Equity Portfolio may only invest in equity securities of foreign corporations listed on a U.S. securities exchange or denominated or principally traded in the U.S. dollar. The J.P. Morgan Quality Bond Portfolio does not expect to invest more than 25% of its total assets in securities of foreign issuers. In the case of the J.P. Morgan Quality Bond Portfolio, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. The Third Avenue Small Cap Value Portfolio intends to limit its investments in foreign securities to companies issuing U.S. dollar-denominated American Depository Receipts or which, in the judgment of its Adviser, otherwise provide financial information which provides the Adviser with substantively similar financial information as Securities and Exchange Commission disclosure requirements.


     The T. Rowe Price Mid-Cap Growth Portfolio expects not more than 25% of its total assets will be invested foreign securities. The Met/Putnam Capital
Opportunities and the Met/Putnam Research Portfolios do not expect that more than 20% of their total assets will be invested in foreign securities. The PIMCO Total Return and PIMCO Inflation Protected Bond Portfolios do not expect that more than 20% of their total assets will be invested in securities denominated in foreign currencies. The Oppenheimer Capital Appreciation and the PIMCO PEA Innovation Portfolios do not expect that more than 35% of their assets will be invested in foreign securities. The Met/AIM Small Cap Growth and Met/AIM Mid Cap Core Equity Portfolios do not expect that more than 25% of their assets will be invested in foreign securities. The Third Avenue Small Cap Value Portfolio does not expect that more than 25% of its assets will be invested in foreign equity securities and does not currently intend to invest in foreign corporate debt securities such as Eurodollar bonds and Yankee bonds. The Neuberger Berman Real Estate Portfolio will not purchase any foreign currency denominated securities if, as a result, more than 10% of its total assets would be invested in foreign currency denominated securities. The Neuberger Berman Real Estate Portfolio does not expect that more than 10% of its assets will be invested in foreign securities. The Turner Mid-Cap Growth Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter markets in the United States. The Turner Mid-Cap Growth Portfolio does not expect that more than 10% of its assets will be invested in foreign securities. The Goldman Sachs Real Estate Portfolio may invest in the aggregate up to 25% of its net assets in foreign securities.


     Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks in addition to the risks of foreign investments described below.

     Emerging Market Securities. Investments in emerging market country securities involve special risks. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio's investments in those countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investment in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

     Transaction costs in emerging markets may be higher than in the U.S. and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

     A Portfolio may make investments denominated in emerging markets currencies. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Portfolio's securities are quoted would reduce the Portfolio's net asset value.

     Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Portfolio. The MFS Research International Portfolio expects that not more than 25% of its total assets will be invested in emerging market securities.




Forward Commitments, When-Issued and Delayed Delivery Securities (All Portfolios except Neuberger Berman Real Estate and Turner Mid-Cap Growth Portfolios)


     A Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

     A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

     Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

     Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Portfolio. In addition, when the Portfolio engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Portfolio may miss the opportunity to obtain a security at a favorable price or yield. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the security for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its investment adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.


High Yield/High Risk Debt Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett America's Value, Janus Aggressive Growth, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/Putnam Capital Opportunities, Third Avenue Small Cap Value, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios)


     Certain lower rated securities purchased by a Portfolio, such as those rated Ba or B by Moody's Investors Service, Inc. ("Moody's") or BB or B by Standard & Poor's Ratings Services ("Standard & Poor's") (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing greater income than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that a Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis.

     Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately a Portfolio's portfolio securities for purposes of determining the Portfolio's net asset value.

     In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.


Hybrid Instruments (J.P. Morgan Quality Bond, Janus Aggressive Growth, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, T. Rowe Price Mid-Cap Growth, Lord Abbett America's Value, Third Avenue Small Cap Value and Goldman Sachs Mid-Cap Value Portfolios)

     Although there are no percentage limitations on the amount of assets that may be invested in hybrid instruments, the investment advisers to the Portfolios do not anticipate that such investments will exceed 5% (15% with respect to J.P. Morgan Quality Bond Portfolio and 10% with respect to T. Rowe Price Mid-Cap Growth) of each Portfolio's total assets. Hybrid instruments are a form of derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Illiquid Securities (All Portfolios except PIMCO PEA Innovation, Met/Putnam Research Portfolios and Turner Mid-Cap Growth)

     Each Portfolio may invest up to 15% (10% in the case of Money Market Portfolio) of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Trust's Board of Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolios' investment advisers to be illiquid or not readily marketable and, therefore, are not subject to the applicable 15% or 10% limit. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolios' investment advisers on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio having more than 15% (or 10%, as applicable) of its assets invested in illiquid or not readily marketable securities.


Inflation-Indexed Bonds (PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.


Interest Rate Transactions (J.P. Morgan Quality Bond, PIMCO Inflation  Protected
Bond,  PIMCO  Total  Return,   Janus  Aggressive  Growth,   Oppenheimer  Capital
Appreciation and Neuberger Berman Real Estate Portfolios)


     Among the strategic transactions into which the Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.


     A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the Advisers to the Portfolios and the Trust believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's or Moody's or has an equivalent rating from another nationally recognized statistical rating organization ("NRSRO") or is determined to be of equivalent credit quality by the investment adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


     With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligations, if any.

     For purposes of applying a Portfolio's investment policies and restrictions (as stated in the prospectus and this Statement of Additional Information) swap agreements are generally valued by the Portfolio at market value. In the case of a credit default swap sold by a Portfolio (i.e., where the Portfolio is selling credit default protection), however, the Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


Investment Grade Corporate Debt Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett America's Value, Money Market, PIMCO Inflation Protected Bond, PIMCO Total Return, PIMCO PEA Innovation, Oppenheimer Capital Appreciation, Janus Aggressive Growth, T. Rowe Price Mid-Cap Growth, MFS Research International, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Met/Putnam Capital Opportunities, Third Avenue Small Cap Value, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios)


     Debt securities are rated by NRSROs. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated investment grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. See the Appendix for a description of the various securities ratings.

Loans and Other Direct Indebtedness (J.P. Morgan Quality Bond, PIMCO Inflation Protected Bond, PIMCO Total Return, Janus Aggressive Growth and Oppenheimer Capital Appreciation Portfolios)

     By purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

     The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Money Market Securities (All Portfolios)

     Money market securities in which the Portfolios may invest include U.S. government securities, U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, domestic or Yankee certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

     Other money market securities in which a Portfolio may invest also include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

     A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.


     Generally, the Portfolios will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by NRSROs such as "A-1" by Standard & Poor's or "Prime-1" by Moody's, or if not rated, determined to be of comparable quality by the Portfolio's investment adviser. The J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities, PIMCO Total Return and Harris Oakmark International Portfolios may invest in money market instruments rated A-3 by Standard & Poor's and Prime-3 by Moody's. The Goldman Sachs Mid-Cap Value Portfolio may invest in money market instruments rated A-2 by Standard & Poor's and Prime-2 by Moody's.

Mortgage-Backed Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett America's Value, Money Market, PIMCO Inflation Protected Bond, PIMCO Total Return, Janus Aggressive Growth, MFS Research International, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, T. Rowe Price Mid-Cap Growth, Third Avenue Small Cap Value and Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios)


     A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain Portfolios may invest in CMOs and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

     CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

     The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

     Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios, may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return it expected.

     Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

     Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of the principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

     Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy and sell those securities at any particular time.


     In the case of privately issued mortgage-related securities, the Trust takes the position that such instruments do not represent interests in any particular industry or group of industries.


     The J.P. Morgan Quality Bond Portfolio may also invest in directly placed mortgages including residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Portfolio forecloses on any non-performing mortgage, it would end up acquiring a direct interest in the underlying real property and the Portfolio would then be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. Investment in direct mortgages involve many of the same risks as investments in mortgage-related securities. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowing, the need for anticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Portfolio or its investment adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of the property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.


Municipal Fixed Income Securities (J.P. Morgan Quality Bond, PIMCO Inflation Protected Bond, PIMCO Total Return and PIMCO PEA Innovation Portfolios)


     A Portfolio may invest in municipal bonds of any state, territory or possession of the U.S., including the District of Columbia. The Portfolio may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt.

     Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

     A Portfolio may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

     The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's, Moody's and Fitch IBCA, Inc. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to sell the bond, but the Portfolio's investment adviser would consider such events in determining whether the Portfolio should continue to hold it.

     The ability of the Portfolio to achieve its investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Portfolio's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Portfolio's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Portfolio.

     From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Portfolio. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Portfolio's investment objectives and policies.


Options and Futures Strategies (All Portfolios except Money Market, Third Avenue Small Cap Value and Turner Mid-Cap Growth Portfolios)


     A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its Adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. The Advisers to the Lord Abbett Bond Debenture, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value, Lord Abbett Growth Opportunities and Harris Oakmark International Portfolios do not presently intend to utilize options or futures contracts and related options but may do so in the future. The Adviser to the PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios does not presently intend to engage in options and futures transactions on stock indices, but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.

     The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

     Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its investment adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.


     A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Trust's custodian bank or earmark liquid assets with a value equal to or greater than the Portfolio's obligation under the option. A written call option is also covered if the Portfolio maintains in a segregated bank account at the Trust's custodian bank or earmarks liquid assets with the value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.


     A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

     A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

     Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

     A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.


     Except for the J.P. Morgan Quality Bond, PIMCO Inflation Protected Bond, PIMCO Total Return, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios, no Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets. There are no specific limitations on the J.P. Morgan Quality Bond Portfolio's, the PIMCO Inflation Protected Bond Portfolio's, the PIMCO Total Return Portfolio's, the Neuberger Berman Real Estate Portfolio's or the Goldman Sachs Mid-Cap Value Portfolio's purchases of options on securities.


     Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

     Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the NASDAQ 100 Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     If a Portfolio's Adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

     Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

     A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

     The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

     A Portfolio may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.

     A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in Paris at the MATIF, and in Tokyo at the Tokyo Stock Exchange.

     Options on Futures Contracts. A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

     In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirements per contract ranges from approximately 2% to 10% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

     Limitations. A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio; provided, however, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. If this limitation is exceeded at any time, the Portfolio will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its investment adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its Adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The Advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. However, a Portfolio may also purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

     The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's Adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.


Other Investment Companies (All Portfolios except Money Market and Turner Mid-Cap Growth Portfolios)

     In connection with its investments in accordance with the various investment disciplines, a Portfolio may invest up to 10% of its total assets in shares of other investment companies (including exchange-traded funds such as Standard & Poor's Depository Receipts ("SPDRs") and iSharesSM as defined below) but may neither invest more than 5% of its total assets in any one investment company nor acquire more than 3% of the voting securities of such other investment company. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the management fees (and other expenses) paid by the Portfolio. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities. A Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Portfolio. Each Portfolio does not intend to invest in other investment companies unless, in the Adviser's judgment, the potential benefits exceed associated costs.

     Exchange-traded funds are shares of unaffiliated investment companies issuing shares which are traded like traditional equity securities on a national stock exchange or the National Association of Securities Dealers Automated Quotations System ("NASDAQ") National Market System. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT was established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The UIT is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price activity of the S&P 500. The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (i) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P 500, (ii) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, a net of expenses and liabilities, and (iii) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of Portfolio Deposit.

     SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, an investor must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, an investor will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolios could result in losses on SPDRs.

     A Portfolio may, subject to the limitations stated above, invest in iSharesSM and similar securities that invest in securities included in specified indices, including the MSCI indices for various countries and regions. iSharesSM are listed on the AMEX and were initially offered to the public in 1996. The market prices of iSharesSM are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iSharesSM on the AMEX. However, iSharesSM have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iSharesSM for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iSharesSM will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iSharesSM should occur in the future, the liquidity and value of a Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, a Portfolio could be required to reconsider the use of iSharesSM as part of its investment strategy.

     The T. Rowe Price Mid-Cap Growth  Portfolio may invest in the shares of the
T. Rowe Price Reserve Investment Fund and the Goldman Sachs Mid-Cap Value Portfolio may invest in money market funds for which the Adviser or any of its affiliates serves as investment adviser, administrator or distributor.


Portfolio Turnover


     While it is impossible to predict portfolio turnover rates, the Advisers to the Portfolios, other than the J.P. Morgan Quality Bond, MFS Research International, Met/Putnam Research, Met/Putnam Capital Opportunities, PIMCO Inflation Protected Bond, PIMCO Total Return, PIMCO PEA Innovation, Lord Abbett Growth Opportunities and Turner Mid-Cap Growth Portfolios, anticipates that portfolio turnover will generally not exceed 100% per year. The Adviser to the Lord Abbett Growth Opportunities Growth Portfolios anticipateanticipates that portfolio turnover may exceed 200% per year, exclusive of dollar roll transactions. The Advisers to the J.P. Morgan Quality Bond and Turner Mid-Cap Growth Portfolios anticipate that portfolio turnover rates generally will not exceed 300% per year. The Adviser to the MFS Research International Portfolio anticipates that portfolio turnover generally will not exceed 150% per year. The Advisers to the Met/Putnam Capital Opportunities, Met/Putnam Research, PIMCO
Inflation Protected Bond and PIMCO Total Return Portfolios anticipate that portfolio turnover generally will exceed 100% per year. The Adviser to the PIMCO PEA Innovation Portfolio anticipates that portfolio turnover generally will not exceed 200% per year. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.

Preferred Stocks (All Portfolios except Money Market and Turner Mid-Cap Growth Portfolios)


     A Portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

     If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.


Real Estate Investment Trusts (All Portfolios except Money Market and Harris Oakmark International Portfolios)

     A Portfolio may invest up to 5% of its net assets in investments related to real estate, including real estate investment trusts ("REITs") except that Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios may each invest up to 15% of its assets in REITs, Oppenheimer Capital Appreciation Portfolio may invest up to 15% of its assets in REITs and Met/Putnam Capital Opportunities, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios may invest without limit in REITs. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.


Repurchase Agreements (All Portfolios)

     Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% of its net assets in illiquid securities, including repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Trust's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its investment adviser to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.


Reverse Repurchase Agreements (All Portfolios except T. Rowe Price Mid-Cap Growth, Harris Oakmark International, Met/Putnam Capital Opportunities, MFS Research International, Turner Mid-Cap Growth and Goldman Sachs Mid-Cap Value Portfolios)


     A Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will earmark, or establish and maintain a segregated account with an approved custodian containing, cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


Rights and Warrants (All Portfolios except Lord Abbett Bond Debenture, Money Market and PIMCO PEA Innovation Portfolios)


     A Portfolio may purchase rights and warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

Securities Loans (All Portfolios)

     All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

     Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a Portfolio's securities lending program. While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or Adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a Portfolio's Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.


Short Sales (J.P. Morgan Quality Bond, J.P. Morgan Select Equity, T. Rowe Price Mid-Cap Growth, MFS Research International, Lord Abbett America's Value, Janus Aggressive Growth, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity and Met/Putnam Capital Opportunities Portfolios)


     A Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

     The PIMCO Total Return and PIMCO Inflation Protected Bond Portfolios may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmark, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.


Structured Notes (Lord Abbett Bond Debenture, PIMCO Total Return, PIMCO Inflation Protected Bond, T. Rowe Price Mid-Cap Growth and Goldman Sachs Mid-Cap Value Portfolios)


     Structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Certain issuers of structured notes may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Portfolio's investment in these structured notes may be limited by restrictions contained in the 1940 Act. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

U.S. Government Securities (All Portfolios)

     Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and government-sponsored entities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Government National Mortgage Association), (ii) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association) or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.


Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, PIMCO Inflation Protected Bond, Lord Abbett America's Value, PIMCO Total Return, PIMCO PEA Innovation, Money Market, Oppenheimer Capital Appreciation, Janus Aggressive Growth, Third Avenue Small Cap Value, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios)


     Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

                               INVESTMENT RESTRICTIONS

Fundamental Policies

     The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

         1.       Borrowing

     Each Portfolio may not borrow money, except to the extent permitted by applicable law.

         2.       Diversification


          Except as noted, each Portfolio may not purchase a security if, as a result, with respect to 75% (50% with respect to T. Rowe Price Mid-Cap Growth Portfolio and Janus Aggressive Growth Portfolio) of the value of its total assets (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than securities issued by the U.S. government, its agencies and instrumentalities. (The Harris Oakmark International, PIMCO Inflation Protected Bond, Third Avenue Small Cap Value and Neuberger Berman Real Estate Portfolios, as non-diversified funds, are not subject to any fundamental policy which limits their investments in a single issuer.)


         3.       Concentration


          Each Portfolio other than Neuberger Berman Real Estate Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities, and repurchase agreements secured by such obligations. The Neuberger Berman Real Estate Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that the Portfolio will invest greater than 25% of its total assets in the real estate industry, and, further provided, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities and repurchase agreements secured by such obligations.


         4.       Underwriting

          Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

         5.       Real Estate


          Each Portfolio other than Neuberger Berman Real Estate Portfolio may not purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities. The Neuberger Berman Real Estate Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Portfolio may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests there, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.


         6.       Commodities

          Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

         7.       Loans

          Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust's Board of Trustees.

         8.       Senior Securities

          Each Portfolio may not issue any senior security (as defined in the 1940 Act) except in compliance with applicable law.

Non-Fundamental Policies

          The following investment restrictions apply to each Portfolio, except as noted. These restrictions may be changed for any Portfolio by the Trust's Board of Trustees without a vote of that Portfolio's shareholders.

         Each Portfolio may not:

          (1)  Purchase  securities on margin,  except that each  Portfolio may:
               (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

          (2) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the respective total assets of each Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

          (3) Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities;

          (4) Invest in companies for the purpose of exercising management or control.

          In addition, as a matter of operating policy, the J.P. Morgan Select Equity, J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios will not invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange.

          The PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios will not invest more than 5% of each Portfolio's net assets in warrants, including those acquired in units or attached to other securities. For purposes of the policy, warrants will be valued at the lower of cost or market, except that warrants acquired by the Portfolio in units with or attached to securities may be deemed to be without value.

          The PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios will not invest more than 5% of each Portfolio's net assets (taken at market value at the time of investment ) in any combination of interest only, principal only, or inverse floating rate securities.

          With respect to borrowing, each Portfolio may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. A Portfolio may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares. A Portfolio may purchase additional securities so long as borrowings do not exceed 5% of its total assets.

          With respect to loans of portfolio securities, as a matter of operating policy, each Portfolio will limit the aggregate of such loans to 33 1/3% of the value of the Portfolio's total assets.

          With respect to real estate investments, as a matter of operating policy, the J.P. Morgan Quality Bond, J.P. Morgan Select Equity, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities and Met/Putnam Research Portfolios will not invest in real estate limited partnership interests other than partnerships organized as REITS.


          With respect to when-issued and delayed delivery securities, it is the policy of all Portfolios permitted to invest in such securities, to not enter into when-issued commitments exceeding in the aggregate 15% (except for the J.P. Morgan Quality Bond, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Harris Oakmark International, T. Rowe Price Mid-Cap Growth, Turner Mid-Cap Growth and Goldman Sachs Mid-Cap Value Portfolios) of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments. There is no current policy limiting the percentage of assets of the J.P. Morgan Quality Bond, Money Market, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Harris Oakmark International, T. Rowe Price Mid-Cap Growth, Turner Mid-Cap Growth and Goldman Sachs Mid-Cap Value Portfolios which may be invested in when-issued commitments.


          With respect to foreign currency transactions, a Portfolio may enter into transactions only with counterparties deemed creditworthy by the Portfolio's investment adviser. A Portfolio, other than PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios, will not enter into a transaction to hedge currency exposure to an extent greater, after settling all transactions intended to wholly or partially offset other transactions, than the aggregate market values (at the time of entering into the transaction) of the securities held in its portfolio that are denominated, exposed to or generally quoted in or currently convertible into such currency other than with respect or cross hedging or proxy hedging. PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios may also enter into foreign currency transactions, including the direct purchase of foreign currencies, for non-hedging purposes.

          With respect to swaps, a Portfolio (except for the Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios) will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality of the Portfolio's investment adviser.


80% Investment Policy (J.P. Morgan Quality Bond, J.P. Morgan Select Equity, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, - Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, T. Rowe Price Mid-Cap Growth, PIMCO Inflation Protected Bond, Third Avenue = Small Cap Value, Neuberger Berman Real Estate, Turner Mid-Cap Growth and Goldman Sachs Mid-Cap Value Portfolios)



     Under normal circumstances, each of the Portfolios listed above will invest at least 80% of its respective assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current Prospectus. (See the Prospectus for a detailed discussion of these Portfolios' investments.) Shareholders will be provided with at least 60-days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

                             ---------------------------

     Unless otherwise indicated, all limitations applicable to a Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                             PERFORMANCE INFORMATION

         Total return and yield will be computed as described below.

Total Return

     Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                              P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof).

     The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The total return figures do not reflect charges and deductions which are, or may be, imposed under the Contracts.

     The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

 Yield


     From time to time, the Trust may quote the J.P. Morgan Quality Bond Portfolio's, the Lord Abbett Bond Debenture Portfolio's, the Money Market Portfolio's, the PIMCO Inflation Protected Bond Portfolio's, the PIMCO Total Return Portfolio's and the Neuberger Berman Real Estate Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

     The annualized current yield for the Money Market Portfolio is computed by:
(a) determining the net change in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Money Market Portfolio may calculate a compound effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

     The 30-day yield for the Trust's fixed income Portfolios and the Neuberger Berman Real Estate Portfolio will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:


                                   YIELD = 2[a-b+1)6-1]
                                             ---
                                             cd

Where:            a =      dividends and interest earned during the period

                  b =      expenses accrued for the period (net of
                           reimbursement)

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d = the net asset value per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Portfolios'
investment portfolios, portfolio maturity, operating expenses and market conditions.

     It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.


     The yield for the seven day period ended December 31, 2003 for the Money Market Portfolio was 0.24%.


  Non-Standardized Performance

     In addition to the performance information described above, the Trust may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                            PORTFOLIO TRANSACTIONS

     Subject to the supervision and control of the Manager and the Trustees of the Trust, each Portfolio's Adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. Each Portfolio's Adviser is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, an Adviser considers the firm's reliability, the quality of its execution services on a continuing basis, confidentiality, including trade anonymity, and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios or their Advisers with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. In doing so, a Portfolio may pay higher commission rates than the lowest available when its Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Generally, each Portfolio's Adviser is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio or other accounts managed by the Adviser by supplementing the Adviser's research.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, a Portfolio's Adviser receives research services from many broker-dealers with which the Adviser places the Portfolio's transactions. The Adviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

     As noted above the Adviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Adviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other investment advisory clients, and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However NASD Regulation, Inc. has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.


     An Adviser, subject to seeking the most favorable price and best execution and in compliance with the Conduct Rules of NASD Regulation, Inc., may consider sales of shares of the Trust as a factor in the selection of broker-dealers. The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the management agreement ("Directed Brokerage"); or (ii) reward brokers for past sales of Trust shares ("Reward Brokerage"). The Trustees will review the levels of Directed Brokerage and Reward Brokerage for each Portfolio on a quarterly basis. The Trust has not implemented the Reward Brokerage policy.

     Under the Directed Brokerage policy, any payments or benefits accrued by or credited to a particular Portfolio are applied against the Portfolio's gross expenses. Accordingly, in the event that the Manager waives or limits its fees or assumes other expenses of a Portfolio in accordance with the Expense Limitation Agreement described herein (collectively, "expense reimbursements"), payments or benefits accrued by or credited to the Portfolio under the Directed Brokerage policy may reduce the expense reimbursements owed by the Manager to the Portfolio.


     An Adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's Adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each Adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's Adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.

     The Advisers to the Portfolios may execute portfolio transactions through certain of their affiliated brokers, if any, acting as agent in accordance with the procedures established by the Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account. It is anticipated that the Adviser to Third Avenue Small Cap Value Portfolio will execute substantially all of the Portfolio's transactions through an affiliated broker.


     The following table shows the amounts of brokerage commissions paid by the Portfolios during the fiscal years ended December 31, 2003 and December 31, 2002 and for certain Portfolios' predecessor funds during the fiscal yearsyear ended December 31, 2001.


                      Portfolio                     2003             2002            2001
                      ---------                     ====             ----            ----



        J. P. Morgan Quality Bond                  $34,848         $45,685          $31,974
                                                   =======
        Met/Putnam Capital Opportunities           343,375         209,361          106,480
                                                   =======
        J.P. Morgan Select Equity                  223,931         273,561          326,825
                                                   =======
        Lord Abbett Bond Debenture                 21,318          15,978          12,205
                                                   ======           ======
        Lord Abbett Mid-Cap Value                  149,450         281,797          206,326
                                                   =======
        Lord Abbett Growth and Income             2,279,597       3,010,714        2,680,960
                                                  =========
        Lord Abbett Growth Opportunities           144,432          55,193         17,496(1)
                                                   =======
        Lord Abbett America's Value                 15,168(4)           N/A               N/A
        ===========================                 =========           ===               ===
        Met/AIM Mid Cap Core Equity                269,906          65,498         4,536 (2)
                                                   =======
        Met/AIM Small Cap Growth                   313,513          90,532         3,686 (2)
                                                   =======
        Janus Aggressive Growth                    455,351          81,081         19,766(1)
                                                   =======
        T. Rowe Price Mid-Cap Growth               559,405         392,702         30,275(1)
                                                   =======
        MFS Research International                 559,145         232,887         73,473(1)
                                                   =======
        Oppenheimer Capital Appreciation           587,084         133,685         18,231(1)
                                                   =======
        Money Market                                 0               0              0(1)
                                                      =
        PIMCO Inflation Protected Bond               563(4)             N/A               N/A
        ==============================               ======             ===               ===
        PIMCO Total Return                         150,868          31,455         2,375(1)
                                                   =======
        PIMCO PEA Innovation                      1,154,611        301,981         42,599(1)
              ====                                =========
        Met/Putnam Research                        284,311         269,516        105,097(1)
                                                   =======
        Harris Oakmark International               765,776          65,733         15,235(2)
                                                   =======
        Third Avenue Small Cap Value               758,783        124,291(3)         N/A
                                                   =======                            ===



-----------------------

(1)      For the period from 2/12/01 through 12/31/01.
(2)      For the period from 10/9/01 through 12/31/01.
(3)      For the period from 5/1/02 through 12/31/02.
(4)      For the period from 5/1/03 through 12/31/03

     In 2003, the following Portfolios paid the amounts indicated to a then-affiliated broker of the Adviser:




                                                  Aggregate Brokerage
                                                  Commissions Paid to     Percentage of Total       Percentage of
                              Affiliated              Affiliate         Brokerage Commissions     Commissionable

       Portfolio              Broker-Dealer                                                         Transactions
       ---------              -------------                                                         ------------

Harris Oakmark           Harris Associates            $2,395                 0.31%                 0.30%
International             Securities L.P.

Third Avenue Small Cap    M.J. Whitman LLC            $657,549              88.66%                88.97%
Value




                                     MANAGEMENT OF THE TRUST

     The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers. The Trustees elect the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

       Trustees and Officers

     The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 22 Corporate Plaza Drive, Newport Beach, California 92660. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees."




The Trustees

----------------------------- ------------- ------------ ---------------------------------- ------------- ---------------------
                                                                                             Number of
                                                                                            Portfolios
                                              Term of                                         in Fund
                                            Office and                                        Complex
                                             Length of                                      overseen by
                              Position(s)   Time Served                                       Trustee     Other Directorships
                               Held with                                                                    Held by Trustee
Name, Age and Address          Registrant                     Principal Occupation(s)
                                                               During Past 5 Years


Elizabeth M. Forget*  (37)   President     Indefinite;  Since December 2000, President     24                   None
                             and Trustee     From         of Met Investors Advisory LLC;

                                            December     since July 2000, Executive Vice
                                            2000 to      President of MetLife Investors
                                            present.     Group, Inc.; from June 1996 to
                                                         July 2000, Senior Vice President
                                                         of Equitable Distributors, Inc.
                                                         and Vice President of Equitable
                                                         Life Assurance Society of the
                                                         United States.

-------------------------------------------------------------------------------------------------------------------------------

Disinterested Trustees
-------------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------- ------------ ---------------------------------- ------------- ---------------------

Stephen M. Alderman  (44)    Trustee       Indefinite;  Since November 1991, Shareholder   24


                                            From         in the law firm of Garfield and
                                            December     Merel, Ltd.
                                            2000 to
                                            present.

Jack R. Borsting  (74)       Trustee       Indefinite;  Since 2001, Professor of           24           Director, Whitman
                                            From         Business Administration and Dean                 Education Group,
                                            December     Emeritus, Marshall School of                     Ivax Diagnostics
                                            2000 to      Business, University of Southern                 and Los Angeles
                                            present.     California (USC); from 1995-2001                 Orthopedic

                                                         Executive Director, Center for                   Hospital.  Trustee,
                                                         Telecommunications Management,                   The Rose Hills
                                                         USC; from 1988 to 1995, Dean of                  Foundation.

                                                         Marshall School of Business,                     Member, Army
                                                         USC.                                             Science Board

Theodore A. Myers  (73)      Trustee       Indefinite;  Since 1993, Financial              24             None


                                            From         Consultant.
                                            December
                                            2000 to
                                            present.

Tod H. Parrott  (66)         Trustee       Indefinite;  Since June 1996, Managing          24             Director, U.S.
                                            From         Partner, Rockaway Partners Ltd.                  Stock Transfer
                                            December     (financial consultants).                         Corporation;
                                            2000 to                                                       Director Bonfire
                                            present.                                                      Foundation.
Dawn M. Vroegop  (37)        Trustee       Indefinite;  From September 1999 to             24             Director, Caywood
                                            From         September 2003, Managing                         Scholl Asset
                                            December     Director, Dresdner RCM Global                    Management;
                                            2000 to      Investors; from July 1994 to                     Investment
                                            present.     July 1999, Director, Schroder                    Committee Member of

                                                         Capital Management International.                City College of San
                                                                                                          Francisco.

Roger T. Wickers  (69)       Trustee       Indefinite;  Since 1995, retired; from 1980     24           From 1995 to 1998,
                                            From         to 1995, Senior Vice President                   Chairman of the
                                            December     and General Counsel, Keystone                    Board of Directors
                                            2000 to      Group Inc. and the Keystone                      of two American
                                            present.     Group of Mutual Funds.                           International Group

                                                                                                          mutual funds.

----------------------------- ------------- ------------ ---------------------------------- ------------- ---------------------


The Executive Officers
-------------------------------------------------------------------------------------------------------------------------------

Jeffrey A. Tupper             Vice          From         Since February 2001, Assistant
(33)                         President,    August       Vice President of MetLife
                              Chief         2002 to      Investors Distribution Company;
                              Financial     present     from 1997 to January 2001, Vice
                              Officer,                   President of PIMCO Advisors L.P.
                              Treasurer

Michael K. Farrell            Executive     From         Since July 2002, Chief Executive
(50)                          Vice          August       Officer of MetLife Investors


                              President     2002 to      Group, Inc. and Met Investors

                                            present     Advisory LLC; since April 2001,
                                                         Chief Executive Officer of
                                                         MetLife Resources and Senior
                                                         Vice President of Metropolitan
                                                         Life Insurance Company; since
                                                         January 1990, President of
                                                         Michael K. Farrell Associates,
                                                         Inc. (qualified retirement plans
                                                         for non-profit organizations)
Richard C. Pearson  (60)     Vice          From         Since July 2002, President of

                              President     December     MetLife Investors Distribution
                              and           2000 to      Company; since January, 2002,
                              Secretary     present.     Secretary of Met Investors

                                                         Advisory LLC; since January
                                                         2001, Senior Vice President,
                                                         General Counsel and Secretary of
                                                         MetLife Investors Group, Inc.;
                                                         since November 2000, Vice
                                                         President, General Counsel and
                                                         Secretary of Met Investors
                                                         Advisory LLC; from 1998 to
                                                         November 2000, President,
                                                         Security First Group, Inc.; from
                                                         1983 to 1997, Senior Vice
                                                         President, General Counsel,
                                                         Security First Group, Inc.


Mary Moran Zeven              Assistant     From         Since August 2001, Senior Vice
One Federal Street            Secretary     August       President and Senior Managing
Boston, Massachusetts 02110                 2001 to      Counsel, State Street Bank and
                                           present       Trust Company; from June 2000 to
(42)                                                     August 2001, Vice President and

                                                         Counsel, State Street Bank and
                                                         Trust Company; from 1999 to May
                                                         2000, Vice President and
                                                         Counsel, PFPC, Inc.; from 1996
                                                         to 1999, Counsel, Curtis,
                                                         Mallet-Prevost, Colt & Mosle LLP
                                                         (law firm)

John W. Clark                 Assistant     From May     Since 2001, Vice President and
One Federal Street            Treasurer     2003 to      Senior Director, Fund
Boston, Massachusetts                       present      Administration Division, State
02110                                                    Street Bank and Trust Company;
(37)                                                    from 1996 to 2001, Fund


                                                         Administrator, Investors Bank &

                                                         Trust Company



* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.

    Committees of the Board


     The Trust has a standing Audit Committee consisting of all of the Disinterested Trustees. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held four meetings during the fiscal year ended December 31, 2003.

     The Trust has a Nominating and Compensation Committee consisting of all the Disinterested Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Disinterested Trustee candidates and review the compensation arrangement for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by contract holders. The Nominating and Compensation Committee held three meeting during the fiscal year ended December 31, 2003.

     The Trust has a Valuation Committee consisting of Elizabeth M. Forget, Richard C. Pearson, Jeffrey Tupper, Anthony Dufault and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Ms. Forget, Mr. Pearson, Mr. Tupper or Mr. Dufault from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The Valuation Committee held 21 meetings during the fiscal year ended December 31, 2003.


  Compensation of the Trustees


     Each Trustee, who is not an employee of the Manager or any of its affiliates, currently receives from the Trust an annual retainer of $36,000 ($9,000 per quarter) plus (i) an additional fee of $3,000 for each regularly scheduled Board meeting attended, Committee meetings and private Disinterested Trustee meetings attended, and (ii) $750 for each telephonic/internet interactive Board and Committee meeting attended, plus reimbursement for expenses in attending in-person meetings. In addition, the lead Disinterested Trustee who is also Chair of the Audit Committee receives a supplemental retainer of $10,000 per year ($2,500 per quarter).

The table below sets forth the compensation paid under a different compensation schedule to each of the current Trustees during the fiscal year ended December 31, 2003.




                                                                   Total Compensation
                                               Aggregate           From Fund Complex
                                               Compensation from   Paid to Trustee
Name of Person, Position                       Trust



Elizabeth M. Forget, Trustee                   None                None


---------------------------------------------- ------------------- --------------------


---------------------------------------------- ------------------- --------------------
---------------------------------------------- ------------------- --------------------
Disinterested Trustees

Stephen M. Alderman                            $28,000            $28,000
                                                =======             =====
Jack R. Borsting                               $28,000            $28,000
                                                =======             =====
Theodore A. Myers                              $28,000            $28,000
                                                =======             =====
Tod A. Parrott                                $28,000            $28,000
     =                                          =======             ====
Dawn M. Vroegop                                $28,000            $28,000
                                                =======             =====
Roger T. Wickers                               $28,000            $28,000
                                                =======             =====



     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


     As of April 30, 2004, the officers and Trustees of the Trust as a group did not own any outstanding shares of the Trust.

         Proxy Voting Procedures

     Pursuant to the Trust's Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each Portfolio to the Manager. Because the Manager views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each Portfolio to the applicable Advisers. Appendix B to this Statement of Additional Information contains the proxy voting policies and procedures, or a summary of such policies and procedures, of the Portfolios' Advisers.

                           INVESTMENT ADVISORY AND OTHER SERVICES

  The Manager

     The Trust is managed by Met Investors Advisory LLC (the "Manager") which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. MetLife Investors Group, Inc., an affiliate of Metropolitan Life Insurance Company, owns all of the outstanding common shares of the Manager and MetLife Investors Distribution Company.

     The Trust and Manager have entered into a Management Agreement dated December 8, 2000, as amended ("Management Agreement"), which was initially approved by the Board of Trustees on December 7, 2000 and by Security First Life Insurance Company (currently known as MetLife Investors USA Insurance Company), as initial shareholder of the Trust, on December 8, 2000. Subject always to the supervision and direction of the Trustees of the Trust, under the Management Agreement the Manager will have (i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional Advisers for each Portfolio; (iii) full discretion to enter into and materially modify investment advisory agreements with Advisers; (iv) full discretion to terminate and replace any Adviser; and
(v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by an Adviser. In connection with the Manager's responsibilities under the Management Agreement, the Manager will assess each Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of each Portfolio's assets among one or more current or additional Advisers from time to time, as the Manager deems appropriate, to enable each Portfolio to achieve its investment goals. In addition, the Manager will monitor compliance of each Adviser with the investment objectives, policies and restrictions of any Portfolio or Portfolios (or portions of any Portfolio) under the management of such Adviser, and review and report to the Trustees of the Trust on the performance of each Adviser. The Manager will furnish, or cause the appropriate Adviser(s) to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise, or cause the appropriate Adviser(s) to apprise, the Trust of important developments materially affecting each Portfolio (or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish, or cause the appropriate Adviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Manager agrees to cause the appropriate Adviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.

     Under the Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

o    Office space, all necessary office facilities and equipment.

o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions:

     o related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

     o related to the investment advisory services to be provided by any Adviser pursuant to an investment advisory agreement with the Manager ("Advisory Agreement").

o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any Adviser under an Advisory Agreement, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to shareholders or regulatory authorities, and all tax returns.

     As compensation for these services the Trust pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:




------------------------------------------------------------ ---------------------------------------------------------
                         Portfolio                                                     Fee
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

J.P. Morgan Quality Bond                                     0.55% of first $75 million of such assets plus 0.50% of
                                                             such assets over $75 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
J.P. Morgan Select Equity                                    0.65% of first $50 million of such assets plus 0.60% of
                                                             such assets over $50 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Lord Abbett Bond Debenture                                   0.60% of first $500 million of such assets plus 0.55%
                                                                  ================================================
                                                             of such assets over $500 million
                                                             ================================

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lord Abbett Mid-Cap Value                                    0.70% of first $200 million of such assets plus 0.65%
                                                             of such assets over $200 million up to $500 million
                                                             plus 0.625% of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lord Abbett America's Value                                  0.65% of first $500 million of such assets plus 0.60%
                                                             of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lord Abbett Growth and Income                                0.60% of first $800 million of such assets plus 0.55%
                                                             of such assets over $800 million up to $1.5 billion
                                                             plus 0.45% of such assets over $1.5 billion
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lord Abbett Growth Opportunities                             0.70% of first $200 million of such assets plus 0.65%
                                                             of such assets over $200 million up to $500 million
                                                             plus 0.625% of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Money Market                                                 0.40%

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PIMCO Total Return                                           0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------



------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

PIMCO PEA Innovation                                         0.95%
      ====

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PIMCO Inflation Protected Bond                               0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
T. Rowe Price Mid-Cap Growth                                 0.75%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
MFS Research International                                   0.80% of first $200 million of such assets plus 0.75%
                                                             of such assets over $200 million up to $500 million
                                                             plus 0.70% of such assets over $500 up to $1 billion
                                                             plus 0.65% of such assets over $1 billion
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Janus Aggressive Growth                                      0.80% of first $100 million of such assets plus 0.75%
                                                             of such assets over $100 million up to $500 million
                                                             plus 0.70% of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Oppenheimer Capital Appreciation                             0.65% of first $150 million of such assets plus 0.625%
                                                             of such assets over $150 million up to $300 million
                                                             plus 0.60% of such assets over $300 million up to $500
                                                             million plus 0.55% of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Met/AIM Small Cap Growth                                     0.90%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Met/AIM Mid Cap Core Equity                                  0.75% of first $150 million of such assets plus 0.70%
                                                                   ===============================================
                                                             of such assets over $150 million
                                                             ================================

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------



------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Met/Putnam Research                                          0.80% of first $150 million of such assets plus 0.70%
                                                                              ===
                                                             of such assets over $150 million
                                                                                   ===

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Met/Putnam Capital Opportunities                             0.85%

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Harris Oakmark International                                 0.85% of first $500 million of such assets plus 0.80%
                                                                   ================================================
                                                             of such assets over $500 million
                                                             ================================

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Third Avenue Small Cap Value                                 0.75%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Neuberger Berman Real Estate                                 0.70% of first $200 million of such assets plus 0.65%
                                                             of such assets over $200 million up to $750 million
                                                             plus 0.55% of such assets over $750 million

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Turner Mid-Cap Growth                                        0.80% of first $300 million of such assets plus 0.75%
=====================                                        =====================================================
                                                             of such assets over $300 million%
                                                             =================================

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Goldman Sachs Mid-Cap Value                                  0.75% of first $200 million of such assets plus 0.70%
===========================                                  ======================================================
                                                             of such assets over $200 million
                                                             ================================

------------------------------------------------------------ ---------------------------------------------------------


From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each Portfolio.

     The Manager and the Trust have also entered into an expense limitation agreement with respect to certain Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each such Portfolio are limited to the extent described in the "Management--Expense Limitation Agreement" section of the Prospectus.

     In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation, charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself and its Disinterested Trustees, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its administrator, custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. In addition, as discussed below under "Distribution of the Trust's Shares," the Class B, Class C and Class E shares of each Portfolio may pay for certain distribution - related expenses in connection with activities primarily intended to result in the sale of its shares.

     The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Trust, or upon such shorter notice as may be mutually agreed upon.

     In approving the Management Agreement, the Board of Trustees considered on a Portfolio-by-Portfolio basis the following factors: the nature and quality of the services to be provided by the Manager to the Trust; the Manager's personnel and operations; the Manager's financial condition; the level and method of computing each Portfolio's proposed management fee; comparative performance, fee and expense information for each of the Portfolios with predecessor funds and fee and expense information of comparable funds for each of the Portfolios that did not have a predecessor fund; the profitability of the Trust to the Manager; the direct and indirect benefits, if any, to be derived by the Manager from the relationship with the Trust, such as investment research the Manager could receive in connection with the Portfolios' brokerage commissions; and any possible conflicts of interest.


     The Trust commenced operations in February, 2001. The following table shows the fees paid by the Portfolios to the Manager, any fee waivers or reimbursements and any deferred expense reimbursements during the fiscal yearyears ended December 31, 2003 and December 31, 2002 and by certain of the Portfolios' predecessors to the Manager or current affiliates of the Manager and any fee waivers or reimbursements during the fiscal yearsyear ended December 31, 2001.



                                                                        2003
                                       Investment         Investment                            Deferred Expense
                                     Management Fee     Management Fee       Other Expenses       Reimbursement
            Portfolio                     Paid              Waived             Reimbursed
            ---------                     ----              ------             ----------


J. P. Morgan Quality Bond               $888,500            $---                $---                $3,743
                                         ========             ====                =                   ====
J.P. Morgan Select Equity               738,931              ---                 ---                  ---
                                         =======                                                       ==
Lord Abbett Bond Debenture             3,971,116            ---                 ---                276,111
                                        =========             ===                                    =====
Lord Abbett Mid-Cap Value              1,028,597            ---                 ---                 24,528
                                        =========             ===                                     ====
Lord Abbett Growth and Income          9,092,357            ---                 ---                 96,442
                                        =========             ===                                     ====
Lord Abbett Growth Opportunities        269,004            78,081               ---                 ---
                                         =======             ======                ===
Lord Abbett America's Value(1)           20,896             20,896               56,089                ---
===============================          ======             ======               ======                ===
Met/AIM Mid Cap Core Equity             884,138             ---                 ---                79,198
                                         =======              ===                  ===                ===
Met/AIM Small Cap Growth               1,076,516           55,675               ---                 ---
                                        =========            ======                ===
Janus Aggressive Growth                1,101,773            ---                 ---                 7,791
                                        =========             ===                                     ===
T. Rowe Price Mid-Cap Growth           1,356,903            ---                 --                 36,100
                                        =========             ===                                     ===
MFS Research International             1,262,462           82,173               ---                 ---
                                        =========            ======                ===
Oppenheimer Capital Appreciation       1,814,031            ---                 ---                 70,030
                                        =========             ===                                     ====
Money Market                           726,163            13,354
                                         =======             ======
PIMCO Inflation Protected Bond(1)        747,433              ---                 ---                  ---
=================================        =======              ===                 ===                  ===
PIMCO Total Return                     4,621,218             ---                 ---                133,278
                                        =========                                                    ======
PIMCO PEA Innovation                    623,323            6,135                ---                  ---
      ====                               =======             =====                                     =
Met/Putnam Capital Opportunities        409,728              ---                 ---                  ---
                                         =======                                                       ==
Met/Putnam Research                     652,740            98,437               ---                  ---
                                         =======             ======                                    =
Harris Oakmark International           1,058,799            ---                 ---               134,866
                                        =========             ===                  ===               ====
Third Avenue Small Cap Value          1,061,936            ---                 ---                 72,372
                                        =========             ===                                     ===



-----------------------


(1)  For the period 5/1/03 through 12/31/03



                                                                            2002

                                                  ---------------------------------------------------------

                                                          Investment         Investment      Other Expenses
                                                        Management Fee     Management Fee    Reimbursed
                   Portfolio                                 Paid               Waived
                   =========                                 ====               ======


J. P. Morgan Quality Bond                                  $773,703      $162,747             $---
=========================                                  ========       ========             ====
J.P. Morgan Select Equity                                   927,582        ---                 ---
=========================                                   =======        ===                 ===
Lord Abbett Bond Debenture                                1,667,067       219,786               ---
==========================                                =========       =======               ===
Lord Abbett Mid-Cap Value                                   768,497        10,233               ---
=========================                                   =======        ======               ===
Lord Abbett Growth and Income                             7,305,609       261,347               ---
=============================                             =========       =======               ===
Lord Abbett Growth Opportunities                             99,876        99,876             24,278
================================                             ======        ======             ======
Met/AIM Mid Cap Core Equity                                 153,006       153,006              1,238
===========================                                 =======       =======              =====
Met/AIM Small Cap Growth                                    228,091       228,091             32,720
========================                                    =======       =======             ======
Janus Aggressive Growth                                     216,931       159,172               ---
=======================                                     =======       =======               ===
T. Rowe Price Mid-Cap Growth                                339,766       202,896               ---
============================                                =======       =======               ===
MFS Research International                                  316,349       316,349              9,963
==========================                                  =======       =======              =====
Oppenheimer Capital Appreciation                            402,546       132,940               ---
================================                            =======       =======               ===
Money Market                                                283,685        78,237
============                                                =======        ======
PIMCO Total Return                                        1,480,483         ---                 ---
==================                                        =========         ===                 ===
PIMCO PEA Innovation                                        290,673       171,885               ---
====================                                        =======       =======               ===
Met/Putnam Capital Opportunities                            539,255         ---                 ---
================================                            =======         ===                 ===
Met/Putnam Research                                         437,134       152,623               ---
===================                                         =======       =======               ===
Harris Oakmark International                                 98,278        98,278             53,966
============================                                 ======        ======             ======
Third Avenue Small Cap Value(1)                              82,684        72,400               ---
===============================                              ======        ======               ===
------------------



(1)      For the period 5/1/02 through 12/31/02


                                                                            2001
                                                  ----------------------------------------------------------
                                                      Investment         Investment        Other Expenses
                                                   Management Fee      Management Fee        Reimbursed
                                                              ----                ----       ----------

                   Portfolio                             Paid              Waived
                   ---------                             ----              ------

J. P. Morgan Quality Bond                                   $649,876      $123,038              ---
Met/Putnam Capital Opportunities                             698,400         ---                ---
J.P. Morgan Select Equity                                  1,277,190         ---                ---
Lord Abbett Bond Debenture                                 1,015,196       59,249
Lord Abbett Mid-Cap Value                                    513,024       14,305               ---
Lord Abbett Growth and Income                              7,151,797        1,650               ---
Lord Abbett Growth Opportunities (1)                         28,302        28,302            147,377
                                   =
Met/AIM Mid Cap Core Equity(1)                                5,949         5,949             41,848
                             =
Met/AIM Small Cap Growth(1)                                  12,236        12,236             41,048
                          =
Janus Aggressive Growth(1)                                   51,898        51,898            138,647
                         =
T. Rowe Price Mid-Cap Growth                                  76,853       76,853            106,382
MFS Research International(1)                                63,191        63,191            259,695
                            =
Oppenheimer Capital Appreciation(1)                          52,560        52,560            126,640
                                  =
Money Market(1)                                             34,302         34,302            108,649
               =
PIMCO Total Return(1)                                       144,682       144,682              3,558
                    =
PIMCO PEA Innovation(1)                                      80,258        80,258            139,043
      ====            =
Met/Putnam Research(1)                                      167,571       167,571              9,098
                     =
Harris Oakmark International(2)                               10,479       10,479             43,006
---------------------

(1)   For the period from 2/12/01 through 12/31/01
(2)   For the period from 10/9/01 through 12/31/01












  The Advisers

     Pursuant to an Advisory Agreement with the Manager, each Adviser to a Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays each Adviser a fee based on a percentage of the average daily net assets of the Portfolios.


     Each Advisory Agreement will continue in force for one year (approximately two years with respect to the Lord Abbett Growth Opportunities, Money Market, PIMCO Inflation Protected Bond, PIMCO Total Return, PIMCO PEA Innovation, T. Rowe Price Mid-Cap Growth, MFS Research International, Janus Aggressive Growth, Oppenheimer Capital Appreciation, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Met/Putnam Research, Harris Oakmark International, Lord Abbett America's Value, Third Avenue Small Cap Value, Neuberger Berman Real Estate, Turner Mid-Cap Growth and Goldman Sachs Mid-Cap Value Portfolios) from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the Adviser or by the Adviser on not less than 90 days' (60 days' with respect to Janus Aggressive Growth and Goldman Sachs Mid-Cap Value Portfolios) prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.


     Each Advisory Agreement provides that the Adviser shall not be subject to any liability to the Trust or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

     The Board of Trustees initially approved each Advisory Agreement between the Manager and the respective Adviser on a Portfolio-by-Portfolio basis based on a number of factors relating to the Adviser's ability to perform under its Advisory Agreement. These factors included: the Adviser's management style and long-term performance record with comparable funds or with the Portfolio's predecessor fund, if applicable; the Adviser's current level of staffing and its overall resources; the Adviser's financial condition; and the Adviser's compliance systems and any disciplinary history.


     The Board of Trustees reapproved the Advisory Agreements relating to all of the Portfolios except for Lord Abbett America's Value, PIMCO Inflation Protected Bond, Met/Putnam Capital Opportunities, Harris Oakmark International and T. Rowe Price Mid-Cap Growth Portfolios whose initial terms had not expired based on a number of factors relating to each Adviser's ability to perform under its respective Advisory Agreement. These factors included: the Adviser's management style and long-term performance record with respect to each Portfolio; each Portfolio's performance record; the Adviser's current level of staffing and its overall resources; the Adviser's financial condition; the Adviser's compliance systems and any disciplinary history.


     The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission ("Multi-Manager Order"). The Multi-Manager Order permits the Manager, subject to approval of the Board of Trustees, to: (i) select new or additional Advisers for the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers without obtaining approval of the relevant Portfolio's shareholders. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in a proxy statement. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in
Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the investment advisory agreement with the Affiliated Adviser, including compensation hereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval is not required for the termination of Advisory Agreements, shareholders of a Portfolio continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.


     Pursuant to the Multi-Manager Order, the Manager, effective January 1, 2003, changed Advisers for the State Street Concentrated International Portfolio (now known as Harris Oakmark International Portfolio and MFS Mid Cap Growth Portfolio (now known as T. Rowe Price Mid-Cap Growth Portfolio). Effective May 1, 2003, the Manager changed the Adviser to the J.P. Morgan Small Cap Stock Portfolio (now known as Met/Putnam Capital Opportunities Portfolio). In approving new Advisers for these Portfolios, the Board especially reviewed each Portfolio's performance record and the replacement Adviser's management style and long-term performance record with comparable funds.


     J.P. Morgan Investment Management Inc. is the Adviser to the J. P. Morgan Quality Bond and J.P. Morgan Select Equity Portfolios.

     Lord, Abbett & Co. LLC is the Adviser to the Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios.


     Neuberger Berman Management, Inc. is the Adviser to the Neuberger Berman Real Estate Portfolio.

     Pacific Investment Management Company LLC is the Adviser to the Money Market, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios.

     PEA Capital LLC (formerly PIMCO Equity Advisors LLC) is the Adviser to the PIMCO PEA Innovation Portfolio.


     Massachusetts Financial Services Company is the Adviser to the MFS Research International Portfolio.

     Janus Capital Management LLC is the Adviser to the Janus Aggressive Growth Portfolio.

     OppenheimerFunds,   Inc.  is  the  Adviser  to  the   Oppenheimer   Capital
Appreciation Portfolio.

     A I M Capital Management, Inc. is the Adviser to the Met/AIM Small Cap Growth and Met/AIM Mid Cap Core Equity Portfolios.

     Putnam Investment Management, LLC is the Adviser to the Met/Putnam Research and Met/Putnam Capital Opportunities Portfolios.

     Third Avenue Management LLC is the Adviser to the Third Avenue Small Cap Value Portfolio.

     T. Rowe Price Associates, Inc. is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio.


     Harris Associates L.P. is the Adviser to the Harris Oakmark International Portfolio.

     Turner Investment Partners, Inc. is the Adviser to the Turner Mid-Cap Growth Portfolio.

     Goldman Sachs Asset Management, L.P. is the Adviser to the Goldman Sachs Mid-Cap Value Portfolio.

     The following table shows the fees paid with respect to the Portfolios to each Adviser by the Manager for the fiscal years ended December 31, 2003 and December 31, 2002 and with respect to certain of the Portfolios' predecessors to each Adviser by the Manager or current affiliates of the Manager for the fiscal year ended December 31, 2001.



               Portfolio                        2003                2002             2001
               ---------                        ====                ----             ----

J. P. Morgan Quality Bond                     $425,500            $405,601         $345,170
                                              ========
Met/Putnam Capital Opportunities              265,118             370,557         496,263
                                              =======              =======
J.P. Morgan Select Equity                     475,954               626,721        857,549
                                              =======
Lord Abbett Bond Debenture                   1,698,705              958,533        608,809
                                             =========
Lord Abbett Mid-Cap Value                     661,241               494,034        340,203
                                              =======
Lord Abbett Growth and Income                4,737,875            4,367,144       4,308,450
                                             =========
Lord Abbett Growth Opportunities               172,931               64,206         18,186
                                               =======
Lord Abbett America's Value                     12,859                ---             ---
===========================                     ======                ===             ===
Met/AIM Mid Cap Core Equity                    589,425              102,004
                                               =======

                                                                                    ---(1)

Met/AIM Small Cap Growth                       777,484             164,733
                                               =======

                                                                                    ---(1)

Janus Aggressive Growth                        705,411             138,759          35,673
                                               =======
T. Rowe Price Mid-Cap Growth                   904,602             209,087          42,784
                                               =======
MFS Research International                     870,184              217,490          36,998
                                              =======
Oppenheimer Capital Appreciation             1,111,282             247,721          28,624
                                             =========
Money Market                                  272,311              106,382          11,750
                                              =======
PIMCO Inflation Protected Bond                373,716                 ---              ---
==============================                  =======                 ===              ===
PIMCO Total Return                           2,310,609             740,241          69,227
                                             =========
PIMCO PEA Innovation                          426,484              211,264          61,117
      ====                                    =======
Met/Putnam Research                           407,963              300,529         115,203
                                              =======
Harris Oakmark International                   759,888              69,373
                                               =======

                                                                                    ---(2)

Third Avenue Small Cap Value                   707,957              55,589              ---
                                               =======

------------------------

(1)      Advisory fee was waived by the Portfolio's Adviser.

(2)      Advisory fee was waived by the Portfolio's then Adviser.

      The Administrator

     Pursuant to an administration agreement ("Administration Agreement"), State Street Bank and Trust Company ("Administrator") assists the Manager in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.


     The Administrator was organized as a Massachusetts trust company. Its principal place of business is at One Federal Street, Boston, Massachusetts 02110. Under the Administration Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of approximately 0.078% of the average daily net assets of each Portfolio of the Trust. The Administration Agreement is in effect until December 31, 2004 and continues in effect for successive periods of one year, unless terminated by any party upon not less than sixty (60) days' prior written notice to the other party. For the years ended December 31, 2003 and December 31, 2002, and for the fiscal period ended December 31, 2001, an aggregate of $4,527,919, $4,138,316 and $3,084,600, respectively, was paid to the Administrator. Each such amount included custody and other fees.


      The Distributor

     The Trust has distribution agreements with MetLife Investors Distribution Company ("MID" or the "Distributor") in which MID serves as the Distributor for the Trust's Class A shares, Class B shares, Class C and Class E shares. MID is an indirect wholly-owned subsidiary of MetLife Investors Group, Inc., which is an affiliate of Metropolitan Life Insurance Company. MID's address is 22 Corporate Plaza Drive, Newport Beach, California 92660.

     The Trust's distribution agreements with respect to the Class A, Class B, Class C and Class E shares ("Distribution Agreements") were initially approved by the Board of Trustees at Board meetings held on December 7, 2000 (Class A, Class B, Class C) and April 23, 2001 (Class E). The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class B, Class C or Class E Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

     The Distributor or its affiliates for the Class A shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants.

     Pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class B, Class C and Class E shares, as applicable, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class B, Class C and Class E shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C and Class E shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B, Class C and Class E shares.

     The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan provide that the Trust, on behalf of each Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively of the average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, in respect to activities primarily intended to result in the sale of Class B, Class C and Class E shares. However, under the Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E
Distribution Plan are limited to payments at an annual rate equal to 0.25%, 0.50% and 0.15% of average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively. Under the terms of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and the related Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E shares for such entities' fees or expenses incurred or paid in that regard.

     Each of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class B shares, Class C shares and Class E shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and in connection with their annual consideration of the Class B
Distribution Plan's, the Class C Distribution Plan's and the Class E Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class B, Class C and Class E shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B, Class C and Class E shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class B, Class C and Class E shares of the Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (3) training sales personnel regarding the Class B, Class C and Class E shares of the Trust; and
(f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class B, Class C and Class E shares.

     A description of the Class B Distribution Plan with respect to the Class B shares and related services and fees thereunder is provided in the Prospectus for the Class B shares of the Portfolios. A description of the Class C Distribution Plan with respect to the Class C shares and related services and fees thereunder is provided in the Prospectus for the Class C shares of the Portfolios. On December 7, 2000, the Board of Trustees of the Trust, including the Disinterested Trustees unanimously approved the Class B Distribution Plan and the Class C Distribution Plan. A description of the Class E Distribution Plan with respect to the Class E shares and related services and fees thereunder is provided in the Prospectus for the Class E shares of the Portfolios. On April 23, 2001, the Board of Trustees of the Trust including the Disinterested Trustees unanimously approved the Class E Distribution Plan.

     The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class B, Class C and Class E shares in connection with the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust's Board of Trustees, and of a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class B shares, Class C shares or Class E shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares, Class C shares or Class E shares of the Portfolio, as applicable, or by vote of a majority of the Disinterested Trustees. The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan each also provides that it may not be amended to increase materially the amount (up to 0.50% [1.00% with respect to Class C and 0.25% with respect to Class E] of average daily net assets annually) that may be spent for distribution of Class B, Class C and Class E shares of any Portfolio without the approval of Class B, Class C and Class E shareholders, as applicable, of that Portfolio.

     The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of each Portfolio on a continuous basis to qualified pension and profit sharing plans and to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreement provides that the Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.


     The table below shows the amount paid by each Portfolio to the Distributor pursuant to the Class B and Class E Distribution
Plans for the year ended December 31, 2003:*



                    Portfolio                           Total Distribution Fee Paid to Distributor
                    ---------                           ------------------------------------------

J. P. Morgan Quality Bond                                                $109,985
                                                                          =======
Met/Putnam Capital Opportunities                                          5,839
                                                                           ====
J.P. Morgan Select Equity                                                 19,579
                                                                           =====
Lord Abbett Bond Debenture                                              1,096,054
                                                                         ========
Lord Abbett Mid-Cap Value                                                176,044
                                                                          ======
Lord Abbett Growth and Income                                           1,553,903
                                                                         ========
Lord Abbett Growth Opportunities                                          51,949
                                                                           =====
Lord Abbett America's Value                                                8,037
===========================                                                =====
Met/AIM Mid Cap Core Equity                                              273,275
                                                                          ======
Met/AIM Small Cap Growth                                                 275,605
                                                                          ======
Janus Aggressive Growth                                                  320,941
                                                                          ======
T. Rowe Price Mid-Cap Growth                                             393,734
                                                                          ======
MFS Research International                                               284,796
                                                                          ======
Oppenheimer Capital Appreciation                                         715,438
                                                                          ======
Money Market                                                            444,910
                                                                          =====
PIMCO Inflation Protected Bond                                            371,955
==============================                                            =======
PIMCO Total Return                                                      1,771,093
                                                                         ========
PIMCO PEA Innovation                                                      93,383
     ====                                                                  =====
Met/Putnam Research                                                      146,890
                                                                          ======
Harris Oakmark International                                             290,142
                                                                          ======
Third Avenue Small Cap Value                                             342,158
                                                                          ======

         *The Trust currently does not offer Class C shares.

The amounts received by the Distributor have been used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B and Class E shares.

   Code of Ethics

     The Trust, its Manager, its Distributor, and each of its Advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

   Custodian

     State Street Bank and Trust Company ("State Street Bank"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the Trust. Under the custody agreement, State Street Bank holds the Portfolios' securities, provides fund accounting and keeps all necessary records and documents.

   Transfer Agent

         State Street Bank also serves as transfer agent for the Trust.

   Legal Matters

     Certain legal matters are passed on for the Trust by Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006.

    Independent Auditors


     Deloitte  &  Touche  LLC,   located  at  200   Berkeley   Street,   Boston,
Massachusetts 02116, serves as the Trust's independent auditors.


                                   REDEMPTION OF SHARES

     The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period (1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

     The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                    NET ASSET VALUE

     The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., Eastern Time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities traded over-the-counter and reported on NASDAQ will report the Nasdaq Official Closing Price ("NOCP"). The NOCP will be calculated on each business day at 4:00:02 p.m. Eastern time as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Portfolio securities which are traded over-the-counter and not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

     In the case of any  securities  which  are not  actively  traded,  reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     Notwithstanding the foregoing, short-term debt securities with maturities of 60 days or less will be valued at amortized cost.


     The Money Market Portfolio's investment policies and method of securities valuation are intended to permit the Portfolio generally to maintain a constant net asset value of $1.00 per share by computing the net asset value per share to the nearest $.01 per share. The Portfolio is permitted to use the amortized cost method of valuation for its portfolio securities pursuant to regulations of the Securities and Exchange Commission. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. The net asset value per share would be subject to fluctuation upon any significant changes in the value of the Portfolio's securities. The value of debt securities, such as those in the Portfolio, usually reflects yields generally available on securities of similar yield, quality and duration. When such yields decline, the value of a portfolio holding such securities can be expected to decline. Although the Portfolio seeks to maintain the net asset value per share of the Portfolio at $1.00, there can be no assurance that net asset value will not vary.


     The Trustees of the Trust have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Trustees deem appropriate, of the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one half of one percent, the Trustees are required to promptly consider what action, if any, should be initiated.


     With respect to Portfolios other than the Money Market Portfolio, foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Trust's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.


     The Manager may, from time to time, under the general supervision of the Board of Trustees or the valuation committee, utilize the services of one or more pricing services available in valuating the assets of the Trust. The Manager will continuously monitor the performance of these services.

                                 FEDERAL INCOME TAXES

     Each Portfolio intends to qualify each year as a "regulated investment company" under the Code. By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

     In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities).

     As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

     The Portfolios will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

     The Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Trust and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and MetLife Investors USA Insurance Company, the initial shareholder of the Portfolios, and its affiliates. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

     Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Trust. These requirements, which are in addition to the diversification requirements applicable to the Trust under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

     The Trust may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

     In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Trust intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

     Portfolios that invest in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long a Portfolio held its investment. In addition, a Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. To avoid such tax and interest, a Portfolio's investment adviser intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.


     Income that Neuberger Berman Real Estate Portfolio derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT) ("RE Partnership") will be treated under the Code as qualifying income under the income requirement only to the extent that income is attributable to the RE Partnership's income that would be qualifying income if realized directly by the Fund in the same manner as realized by the RE Partnership. The Internal Revenue Service also has issued numerous private letter rulings (which may not be relied on by taxpayers other than the addressees' thereof but nevertheless indicate the Service's view of federal tax matters) holding that a regulated investment company that invests in a partnership should be treated as owning a proportionate share of the partnership's assets for purposes of the diversification requirement.

     Neuberger Berman Real Estate Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued but may apply retroactively, the portion of a REIT's income attributable to its residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax and will be allocated to the REIT's shareholders in proportion to the dividends they receive. These regulations also are expected to provide that excess inclusion income of a regulated investment company, such as the Portfolio, will be allocated to its shareholders in proportion to the dividends they receive, with the same consequences as if they held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders for a taxable year (1) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (2) will constitute unrelated business taxable income ("UBTI") to certain tax-exempt entities (including qualified pension plans, IRAs, Code section 401(k) plans, Keogh plans, and public charities), thereby potentially requiring such an entity that otherwise might not be required to file tax return for that year to file a tax return and pay tax on such income and (3) resulting in tax liability for a segregated asset account of an insurance company to which excess inclusion income is allocated. In addition, if at any time during any taxable year a "disqualified organization" (including governmental units, certain tax-exempt entities, and certain cooperatives) is a record holder of a share in a registered investment company, then the registered investment company will be subject tot a tax equal to the portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization multiplied by the highest federal income tax rate imposed on corporations. The Portfolio does not intend to invest in REITs that have a substantial portion of their assts in residual interests of REMICs


                      ORGANIZATION AND CAPITALIZATION OF THE TRUST


     The Trust is a Delaware business trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by Delaware law, is filed as an exhibit to the Trust's registration statement. The Trust is the successor to the Security First Trust and Cova Series Trust, the series of which were converted to Portfolios of the Trust, effective February 12, 2001. Effective May 1, 2002, Met/AIM Mid Cap Equity Portfolio changed its name to Met/AIM Mid Cap Core Equity Portfolio. Effective January 1, 2003, State Street Research Concentrated International Portfolio changed its name to Harris Oakmark International Portfolio and MFS Mid-Cap Growth Portfolio changed its name to T. Rowe Price Mid-Cap Growth Portfolio. Effective May 1, 2003, J.P. Morgan Small Cap Growth Portfolio changed its name to Met/Putnam Capital Opportunities Portfolio. Effective May 1, 2004, PIMCO Money Market Portfolio changed its name to Money Market Portfolio and PIMCO Innovation Portfolio changed its name to PIMCO PEA Innovation Portfolio.

     The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of one or more series. Currently, the Trustees have established and designated twenty-eight series, twenty-four of which are currently being offered. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Trust, which is separately managed and has its own investment objective and policies. The Trustees of the Trust have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Trust. The shares have no preemptive, conversion or subscription rights and are fully transferable.

     The Trust is authorized to issue four classes of shares (Class A, Class B, Class C and Class E) on behalf of each Portfolio. Currently, Class C shares are not offered. The Trust currently offers Class A and Class B shares on behalf of each Portfolio. Class E shares are currently offered on behalf of the Lord Abbett Bond Debenture, T. Rowe Price Mid-Cap Growth, MFS Research International, Janus Aggressive Growth, PIMCO Total Return, PIMCO PEA Innovation, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, Harris Oakmark International and Neuberger Berman Real Estate Portfolios. Class A shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class B and Class E shares are offered at net asset value and are subject to distribution fees imposed pursuant to each Class' Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.


     The three classes of shares are currently offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on December 7, 2000, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. In addition, Class A shares of certain Portfolios are offered to qualified pension and retirement plans. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

     The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts and to qualified pension and retirement plans. Class A, Class B and Class E shares currently are sold to the following: (i) insurance company separate accounts in connection with Contracts issued by the following affiliated insurance companies - Metropolitan Life Insurance Company, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, New England Financial Life Insurance Company, General American Life Insurance Company (collectively, "MetLife"); and
(ii) 401(k) plans. As of April 30, 2003, MetLife owned substantially all of the Trust's outstanding Class A, Class B and Class E shares and, as a result, may be deemed to be a control person with respect to the Trust.


     As a "series" type of mutual fund, the Trust issues separate series of share of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contract owners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of March 31, 2004 none of the Contracts currently owned entitled any individual to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio.


     The Trust may in the future offer its shares to separate accounts of other insurance companies. The Trust does not currently foresee any disadvantages to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other. However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts might conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and will take whatever remedial action may be necessary.

     The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Trust's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Trust not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

     Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Trust to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Trust may appoint their successors until fewer than a majority of the
Trustees  have  been  elected  by  shareholders,  at  which  time a  meeting  of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust. Holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Trust forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

                                 FINANCIAL STATEMENTS


     The financial statements of the Portfolios for the year ended December 31, 2003, including notes to the financial statements and financial highlights and the Report of Deloitte & Touche LLC, Independent Auditors, are included in the Annual Report of the Trust, which is incorporated by reference in this Statement of Additional Information. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Report of Independent Auditors) included in the Annual Report are incorporated herein by reference.

                                 APPENDIX A


                             SECURITIES RATINGS

Standard & Poor's Bond Ratings

     A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

     Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

     "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

     "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

     Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

     Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

     Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

     Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                                  APPENDIX B

                          PROXY VOTING POLICIES AND PROCEDURES






                          PROXY POLICIES AND PROCEDURES

Reviewed by the AIM Funds Board of Directors/Trustees June 10, 2003

A.       Proxy Policies

     Each of A I M Advisors, Inc., A I M Capital Management Group, Inc., AIM Private Asset Management Group, Inc. and AIM Alternative Asset Management
Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I. Boards Of Directors

     A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

     There are some actions by directors that should result in votes being withheld. These instances include directors who:

     o    Are  not   independent   directors  and  sit  on  the  board's  audit,
          compensation or nominating committee;

     o Attend less than 75 percent of the board and committee meetings without a valid excuse;

     o    Implement or renew a dead-hand or modified dead-hand poison pill;

     o Enacted egregious corporate governance policies or failed to replace management as appropriate;

     o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

     o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

     Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

     o Long-term financial performance of the target company relative to its industry;

     o    Management's track record;

     o    Portfolio manager's assessment;

     o    Qualifications of director nominees (both slates);

     o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

     o    Background to the proxy contest.

II. Independent Auditors

     A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

     o It is not clear that the auditors will be able to fulfill their function;

     o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

     o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

III. Compensation Programs

     Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

     o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

     o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

     o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

     o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

     o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

IV. Corporate Matters

     We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

     o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

     o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

     o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

     o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V. Shareholder Proposals

     Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

     o We will generally abstain from shareholder social and environmental proposals.

     o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

     o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

     o We will generally vote for proposals to lower barriers to shareholder action.

     o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

VI. Other

     o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

     o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

     o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       Proxy Committee Procedures

     The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

     The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

     AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

     In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:

          1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

          2. AIM will not publicly announce its voting intentions and the reasons therefore.

          3.   AIM shall not  participate in a proxy  solicitation  or otherwise
               seek  proxy-voting   authority  from  any  other  public  company
               shareholder.

          4.   All  communications  regarding  proxy  issues  between  the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       Business/Disaster Recovery

     If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       Restrictions Affecting Voting

     If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country.
     Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       Conflicts of Interest

     The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

     To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                             Goldman Sachs Asset Management

                                 POLICY ON PROXY VOTING
                             FOR INVESTMENT ADVISORY CLIENTS

Goldman Sachs Asset Management ("GSAM")* has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the "Policy"). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect GSAM's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services ("ISS") Standard Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team ("Portfolio Management Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

While it is GSAM's policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.

Active Equity

Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio
Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.

In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team's research efforts.

As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team's investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company's record and policies on corporate governance practices that may affect shareholder value.

Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team's members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.

Quantitative Equity

Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).

Use of Third-Party Service Providers

We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

GSAM's decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities. GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

External Managers

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. GSAM may, however, retain such responsibilities where it deems appropriate.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

                      ISS Standard Proxy Voting Guidelines Summary

The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the "Guidelines"), which form the substantive basis of GSAM's Policy on Proxy Voting for Investment Advisory Clients ("Policy") with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

       Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

o An auditor has a financial interest in or association with the company, and is therefore not independent,

o    Fees for non-audit services are excessive, or

o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

       Board of Directors

       Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

       Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

       Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

       Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

       Shareholder Rights

       Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

       Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

       Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

       Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

       Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

       Proxy Contests

       Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

       Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

       Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

       Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

       Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

       Capital Structure

       Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if .a company's ability to continue to operate as a going concern is uncertain.

       Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if-

o It is intended for financing purposes with minimal or no dilution to current shareholders

o It is not designed to preserve the voting power of an insider or significant shareholder

      Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

      Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o        Historic trading patterns

o        Rationale for the repricing

o        Value-for-value exchange

o        Option vesting

o        Term of the option

o        Exercise price

o        Participation

b.       Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

o        Purchase price is at least 85 percent of fair market value;

o        Offering period is 27 months or less; and

o        Potential voting power dilution is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

       Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

      Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.



--------

* For purposes of this Policy, "GSAM" refers, collectively, to the Goldman Sachs Asset Management unit of Goldman, Sachs & Co.'s Investment Management Division; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; and Goldman Sachs Princeton LLC.







                               HARRIS ASSOCIATES L.P.

                                PROXY VOTING POLICIES

Harris Associates L.P. ("Harris") believes that proxy voting rights are valuable portfolio assets and an important part of our investment process, and we exercise our voting responsibilities as a fiduciary solely with the goal of serving the best interests of our clients in their capacity as shareholders of a company. As an investment manager, Harris is primarily concerned with maximizing the value of its clients' investment portfolios. Harris has long been active in voting proxies on behalf of shareholders in the belief that the proxy voting process is a significant means of addressing crucial corporate governance issues and encouraging corporate actions that are believed to enhance shareholder value. We have a Proxy Committee comprised of investment professionals that reviews and recommends policies and procedures regarding our proxy voting and ensures compliance with those policies.

The proxy voting guidelines below summarize Harris' position on various issues of concern to investors and give a general indication of how proxies on portfolio securities will be voted on proposals dealing with particular issues. We will generally vote proxies in accordance with these guidelines, except as otherwise determined by the Proxy Committee, unless the client has specifically instructed us to vote otherwise. These guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies vary, there may be instances when Harris may not vote in strict adherence to these guidelines. Our investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Committee if they believe the economic interests of shareholders may warrant a vote contrary to these guidelines. In such cases, the Proxy Committee will determine how the proxies will be voted.

In determining the vote on any proposal, the Proxy Committee will consider the proposal's expected impact on shareholder value and will not consider any benefit to Harris, its employees, its affiliates or any other person, other than benefits to the owners of the securities to be voted, as shareholders.

Harris considers the reputation, experience and competence of a company's management when it evaluates the merits of investing in a particular company, and we invest in companies in which we believe management goals and shareholder goals are aligned. When this happens, by definition, voting with management is generally the same as voting to maximize the expected value of our investment. Accordingly, on most issues, our votes are cast in accordance with management's recommendations. This does not mean that we do not care about corporate governance. Rather, it is confirmation that our process of investing with shareholder aligned management is working. Proxy voting is not always black and white, however, and reasonable people can disagree over some matters of business judgment. When we believe management's position on a particular issue is not in the best interests of our clients, we will vote contrary to management's recommendation.

VOTING GUIDELINES

The following guidelines are grouped according to the types of proposals generally presented to shareholders.

Board of Directors Issues

Harris believes that boards should have a majority of independent directors and that audit, compensation and nominating committees should generally consist solely of independent directors.

          1. Harris will normally vote in favor of the slate of directors recommended by the issuer's board provided that a majority of the directors would be independent.

          2. Harris will normally vote in favor of proposals to require a majority of directors to be independent.

          3. Harris will normally vote in favor of proposals that audit, compensation and nominating committees consist solely of independent directors, and will vote against the election of non-independent directors who serve on those committees.

          4. Harris will normally vote in favor of proposals regarding director indemnification arrangements.

          5. Harris will normally vote against proposals advocating classified or staggered boards of directors.

          6. Harris will normally vote in favor of cumulative voting for directors.

Auditors

Harris believes that the relationship between an issuer and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities such as financial statement preparation and tax-related services that do not raise any appearance of impaired independence.

          1. Harris will normally vote in favor of ratification of auditors selected by the board or audit committee, subject to the above.

          2. Harris will normally vote against proposals to prohibit or limit fees paid to auditors for all non-audit services, subject to the above.

          3. Harris will normally vote in favor of proposals to prohibit or limit fees paid to auditors for general management consulting services other than auditing, financial statement preparation and controls, and tax-related services.

Equity Based Compensation Plans

Harris believes that appropriately designed equity-based compensation plans approved by shareholders can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. However, we are opposed to plans that substantially dilute our ownership interest in the company, provide participants with excessive awards or have inherently objectionable structural features.

          1.   Harris  will   normally  vote  against  such  plans  where  total
               potential dilution (including all equity-based plans) exceeds 15% of shares outstanding.

          2. Harris will normally vote in favor of plans where total potential dilution (including all equity-based plans) does not exceed 15% of shares outstanding.

          3. Harris will normally vote in favor of proposals to require expensing of options.

          4. Harris will normally vote against proposals to permit repricing of underwater options.

          5.   Harris will normally  vote against  proposals to require that all
               option   plans   have  a   performance-based   strike   price  or
               performance-based vesting.

          6. Harris will normally vote against shareholder proposals that seek to limit directors' compensation to common stock.

          7. Harris will normally vote in favor of proposals for employee stock purchase plans, so long as shares purchased through such plans are sold at no less than 85% of current market value.

     Corporate Structure and Shareholder Rights

     Harris generally believes that all shareholders should have an equal voice and that barriers which limit the ability of shareholders to effect change and to realize full value are not desirable.

          1. Harris will normally vote in favor of proposals to increase authorized shares.

          2. Harris will normally vote in favor of proposals to authorize the repurchase of shares.

          3. Harris will normally vote against proposals creating or expanding supermajority voting rights.

          4. Harris will normally vote against the issuance of poison pill preferred shares.

          5. Harris will normally vote in favor of proposals for stock splits and reverse stock splits.

          6.   Harris  will  normally   vote  against   proposals  to  authorize
               different classes of stock with different voting rights.

     Routine Corporate Matters

     Harris will generally vote in favor of routine business matters such as approving a motion to adjourn the meeting, declaring final payment of dividends, approving a change in the annual meeting date and location, approving the minutes of a previously held meeting, receiving consolidated financial statements, change of corporate name and similar matters.

     Social Responsibility Issues

     Harris believes that matters related to a company's day-to-day business operations are primarily the responsibility of management and should be reviewed and supervised solely by the company's board of directors. Harris is focused on maximizing long-term shareholder value and will typically vote against shareholder proposals requesting that a company disclose or amend certain business practices unless we believe a proposal would have a substantial positive economic impact on the company.


VOTING SHARES OF FOREIGN ISSUERS

Because foreign issuers are incorporated under the laws of countries outside the United States, protection for shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing foreign issuers may, in some cases, provide substantially less protection for shareholders. As a result, the foregoing guidelines, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for foreign issuers. Harris will generally vote proxies of foreign issuers in accordance with the foregoing guidelines where appropriate.

In some non-U.S. jurisdictions, sales of securities voted may be prohibited for some period of time, usually between the record and meeting dates ("share blocking"). Since these time periods are usually relatively short in light of our long-term investment strategy, in most cases, share blocking will not impact our voting decisions. However, there may be occasions where the loss of investment flexibility resulting from share blocking will outweigh the benefit to be gained by voting.

CONFLICTS OF INTEREST

The Proxy Committee, in consultation with the Legal and Compliance Departments, is responsible for monitoring and resolving possible material conflicts of interest with respect to proxy voting. A conflict of interest may exist, for example, when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Harris or Harris is actively soliciting business from the issuer; (ii) when we are aware that a proponent of a proxy proposal has a business relationship with Harris or Harris is actively soliciting such business (e.g., an employee group for which Harris manages money); (iii) when we are aware that Harris has business relationships with participants in proxy contests, corporate directors or director candidates; or (iv) when we are aware that a Harris employee has a personal interest in the outcome of a particular matter before shareholders (e.g., a Harris executive has an immediate family member who serves as a director of a company). Any employee with knowledge of any conflict of interest relating to a particular proxy vote shall disclose that conflict to the Proxy Committee. In addition, if any member of the Proxy Committee has a conflict of interest, he will recuse himself from any consideration of the matter, and an alternate member of the committee will act in his place.

Harris is committed to resolving any such conflicts in its clients' collective best interest, and accordingly, we will vote pursuant to the Guidelines set forth in this Proxy Voting Policy when conflicts of interest arise. When there are proxy voting proposals that give rise to a conflict of interest and are not addressed by the Guidelines, Harris will vote in accordance with the guidance of Institutional Shareholder Services ("ISS"). If ISS has not provided guidance with respect to the proposal or if we believe the recommendation of ISS is not in the best interests of our clients, the Proxy Committee will refer the matter to (1) the Executive Committee of the Board of Trustees of Harris Associates Investment Trust for a determination of how shares held in The Oakmark Family of Funds will be voted, and (2) the Proxy Voting Conflicts Committee consisting of Harris' General Counsel, Director of Compliance and Chief Financial Officer for a determination of how shares held in all other client accounts will be voted. Each of those committees will keep a written record of the basis for its decision.

VOTING PROCEDURES

The following procedures have been established with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Harris, for which Harris has voting responsibility.

Proxy Voting Committee. The Proxy Voting Committee (the "Committee") is responsible for recommending proxy voting guidelines, establishing and maintaining policies and procedures for proxy voting, and ensuring compliance with these policies and procedures. The Committee consists of three investment professionals including one domestic portfolio manager, one domestic research analyst, and one international research analyst. Committee members serve for three years with members replaced on a rotating basis. New Committee members are nominated by the Committee and confirmed by Harris' Chief Executive Officer. The Committee also has two alternate members (one domestic analyst and one international analyst) either of whom may serve in the absence of a regular member of the Committee.

Proxy Administrator. The Proxy Administrator is an employee of Harris reporting to the Director of Compliance and is responsible for ensuring that all votes are cast and that all necessary records are maintained reflecting such voting.

Proxy Voting Services. Harris has engaged two independent proxy voting services to assist in the voting of proxies. These proxy voting services provide the firm with information concerning shareholder meetings, electronic voting, recordkeeping and reporting services, research with respect to companies, and proxy voting guidance and recommendations.

Voting Decisions. As described in the Proxy Voting Policy, the Firm has established proxy voting guidelines on various issues. We will generally vote proxies in accordance with these guidelines except as otherwise determined by the Proxy Committee. The Proxy Administrator is responsible for forwarding proxy proposals to the Firm's research analyst who follows the company. If the analyst believes the proxy should be voted in accordance with the guidelines, he initials the proposal and returns it to the Proxy Administrator. If the analyst believes the proxy should be voted contrary to the guidelines or if the guidelines do not address the issue presented, he submits the proposal and his recommended vote to the Proxy Committee which reviews the proposal and the analyst's recommendation and makes a voting decision by majority vote. That decision is reflected on a form initialed by the analyst and a majority of the Proxy Committee and returned to the Proxy Administrator.

In the case of securities that are not on the firm's Approved Lists of domestic, international or small cap securities approved for purchase in managed accounts, the Proxy Administrator will vote all shares in accordance with the firm's guidelines or, if the guidelines do not address the particular issue, in accordance with Institutional Shareholder Services' guidance.

In the case of a conflict of interest (as described in the Proxy Voting Policy), the Proxy Administrator will vote in accordance with the procedures set forth in the Conflict of Interest provisions described in the Policy.

Voting Ballots. For shares held in The Oakmark Family of Funds, the Proxy Administrator sends a holdings file to the applicable proxy voting service reflecting the holdings in the Funds. The proxy voting service is responsible for reconciling this information with the information it receives from the Funds' custodian and bringing any discrepancies to the attention of the Proxy Administrator. The Proxy Administrator works with the proxy voting service and the Funds' custodian to resolve any discrepancies to ensure that all shares entitled to vote will be voted. For shares held in all other client accounts, the Proxy Administrator downloads electronic files from the applicable proxy voting service that contain information regarding company meetings and proxy proposals and the accounts and shares of record held by Harris clients. The Proxy Administrator reconciles this information with the firm's own records in order to ensure that all shares entitled to vote will be voted.

The Proxy Administrator casts votes electronically through the proxy voting services. Any votes that cannot be cast through either system are voted online by the Proxy Administrator using proxyvote.com and then input to the proxy voting service system for recordkeeping and reporting.

Recordkeeping and Reporting. Harris will maintain records of proxy voting proposals received, records of votes cast on behalf of clients, and any documentation material to a proxy voting decision as required by law. Upon request, or on an annual basis for ERISA accounts, Harris will provide clients with the proxy voting record for that client's account. Beginning in August 2004, on an annual basis, Harris will make available the voting record for The Oakmark Funds for the previous one-year period ended June 30th.

                          JANUS CAPITAL MANAGEMENT LLC

                             Proxy Voting Procedures
                                    June 2003

The following represents the procedures for Janus Capital Management LLC ("Janus") with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Janus, for which Janus has voting responsibility and the keeping of records relating to proxy voting.

General Policy. Janus votes proxies in the best interest of if its clients. Janus will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service). Janus will only accept direction from a client to vote proxies for that client's account pursuant to 1) Janus' Proxy Voting Guidelines 2) the recommendations of Institutional Shareholder Services or 3) the recommendations of Institutional Shareholder Services under their Proxy Voter Services program.

ERISA Plan Policy. On behalf of client accounts subject to ERISA, Janus seeks to discharge its fiduciary duty by voting proxies solely in the best interest of the participants and beneficiaries of such plans. Janus recognizes that the exercise of voting rights on securities held by ERISA plans for which Janus has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence. In voting proxies for ERISA accounts, Janus will exercise its fiduciary responsibility to vote all proxies for shares for which it has investment discretion as investment manager unless the power to vote such shares has been retained by the appointing fiduciary as set forth in the documents in which the named fiduciary has appointed Janus as investment manager.

Proxy Voting Committee. The Janus Proxy Voting Committee (the "Committee") develops Janus' positions on all major corporate issues, creates guidelines and oversees the voting process. The Committee is comprised of the Director of Research, the Vice President of Investment Operations, the Vice President of Investment Accounting, the Chief Compliance Officer and internal legal counsel. A quorum is required for all Committee meetings. In creating proxy voting recommendations, the Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Committee establishes its recommendations, they are distributed to Janus' portfolio managers1 for review and comment. Following portfolio manager input on the recommendations, they are implemented as the Janus Proxy Voting Guidelines (the "Guidelines"). While the Committee sets the Guidelines and serves as a resource for Janus portfolio management, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund or any investment advisory client. The portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Guidelines. However, a portfolio manager may choose to vote contrary to the Guidelines. When portfolio managers cast votes which are contrary to the Guidelines, they are required to document their reasons in writing for the Committee. In many cases, a security may be held by multiple portfolio managers. Portfolio managers are not required to cast consistent votes. Annually the Janus Funds Board of Trustees, or a committee thereof, will review Janus' proxy voting process, policies and voting records.

Investment Accounting Operations Group. The Investment Accounting Operations Group is responsible for administering the proxy voting process as set forth in these procedures. The Proxy Administrator in the Investment Accounting Operations Group works with the proxy voting service and is responsible for ensuring that all meeting notices are reviewed against the Guidelines and proxy matters are communicated to the portfolio managers and analysts for consideration pursuant to the Guidelines.

Voting and Use of Proxy Voting Service. Janus has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Janus upon request.

To the extent applicable, the Proxy Voting Service will process all proxy votes in accordance with the Guidelines. Portfolio managers may decide to vote their proxies consistent with the Guidelines and instruct the Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose to only sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the Guidelines. In all cases, the portfolio mangers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with the Guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation. If the Proxy Administrator does not receive a voting instruction from a Portfolio Manager, and the Guidelines require Portfolio Manager input on the issue, the vote will be cast by the Chief Investment Officer or the Director of Research.

The Proxy Voting Service will refer proxy questions to the Proxy Administrator for instructions under circumstances where: (1) the application of the Guidelines is unclear; (2) a particular proxy question is not covered by the Guidelines; or (3) the Guidelines call for Janus portfolio manager input. The Portfolio Administrator solicits feedback from the Portfolio Manager or the Committee as required. Janus also utilizes research services relating to proxy questions provided by the Proxy Voting Service.

Procedures for Proxy Issues Outside the Guidelines. In situations where the Proxy Voting Service refers a proxy question to the Proxy Administrator, the Proxy Administrator will consult with the portfolio manager regarding how the shares will be voted. The Proxy Administrator will refer such questions, through a written request, to the portfolio manager(s) who holds the security for a voting recommendation. The Proxy Administrator may also refer such questions, through a written request to any member of the Committee, but the Committee cannot direct the Proxy Administrator how to vote. If the proxy issue raises a conflict of interest (see Conflict of Interest discussion below), the portfolio manager will document how the proxy should be voted and the rationale for such recommendation. If the portfolio manager has had any contact with persons outside of Janus (excluding routine communications with proxy solicitors) regarding the proxy issue, the portfolio manager will disclose that contact to the Committee. The Committee will review the portfolio manager's voting recommendation. If the Committee believes a conflict exists and that the portfolio manager's voting recommendation is not in the best interests of the shareholders, the Committee will refer the issue to the Janus Chief Investment Officer (or the Director of Research in his/her absence) to determine how to vote.

Conflicts of Interest. The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting. A conflict of interest may exist, for example, if Janus has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any portfolio manager with knowledge of a personal conflict of interest (i.e., a family member in a company's management) relating to a particular referral item shall disclose that conflict to the Committee and may be required to recuse himself or herself from the proxy voting process. Issues raising possible conflicts of interest are referred by the Proxy Administrator to the Committee for resolution. Application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Guidelines, the Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Committee does not agree that the portfolio manager's rationale is reasonable, the Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

Reporting and Record Retention.

Upon request, on an annual basis, Janus will provide its non-mutual fund clients with the proxy voting record for that client's account. Starting in August 2004, on an annual basis, Janus will provide its proxy voting record for each proprietary mutual fund for the one-year period ending on June 30th on Janus' website.

Janus retains proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by Janus regarding votes cast in contradiction to the Janus guidelines. In addition, any document prepared by Janus that is material to a proxy voting decision such as the Janus Proxy Voting Guidelines, Proxy Voting Committee materials and other internal research relating to voting decisions will be kept. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

                          Janus Capital Management LLC

                             Proxy Voting Guidelines
                                    June 2003

The proxy voting guidelines (the "Guidelines") below summarize Janus Capital Management LLC's ("Janus") positions on various issues of concern to investors and give a general indication of how portfolio securities will be voted on proposals dealing with particular issues. The Guidelines, together with the Janus Proxy Voting Procedures, will be used for voting proxies on behalf of all Janus clients (including mutual funds) for which Janus has voting authority. The Proxy Voting Service (currently Institutional Shareholder Services) is instructed to vote all proxies relating to portfolio securities in accordance with these Guidelines, except as otherwise instructed by Janus.

The Guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Janus may not vote in strict adherence to the Guidelines. In addition, Janus portfolio managers and assistant portfolio managers are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders and notifying the Proxy Administrator in the Investment Accounting Operations Group of circumstances where the interests of Janus' clients may warrant a vote contrary to the Guidelines. In such instances, the portfolio manager or assistant portfolio manager will submit a written recommendation to the Proxy Voting Committee which will review the recommendation to determine whether a conflict of interest exists. If no conflict of interest exists, the portfolio manager will be permitted to vote contrary to the Guidelines. (See Proxy Voting Procedures for additional information on Conflicts).

In many foreign markets, shareholders who vote proxies for shares of a foreign issuer are not able to trade in that company's stock within a given period of time on or around the shareholder meeting date. This practice is known as "share blocking." In countries where share blocking is practiced, Janus will only vote proxies if the portfolio manager or assistant portfolio manager determines that the shareholder benefit of voting the proxies outweighs the risk of not being able to sell the securities.

The Janus funds participate in a securities lending program under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities stay on loan during the proxy solicitation, the fund lending the security cannot vote that proxy. In this situation, the fund will only call back the loan and vote the proxy if the portfolio manager or assistant portfolio manager determines that the shareholder benefit of voting the proxy outweighs the benefits derived by the fund, and as a result the shareholders, by leaving the securities on loan.

The following guidelines are grouped according to the types of proposals generally presented to shareholders.

Board of Directors Issues

1. Janus will generally vote in favor of slates of director candidates that have a majority independent directors and oppose slates of director candidates that do not have a majority independent directors.

2.   Janus will generally vote in favor of all uncontested director candidates.

3. Janus PMs will have to weigh in on proposals relating to director candidates that are contested.

4. Janus will generally vote in favor of proposals to increase the minimum number of independent directors.

5. Janus will generally vote in favor of proposals regarding director indemnification arrangements.

6. Janus will generally vote in favor of proposals to increase the size of a board of directors so long as the board has a majority independent directors.

7. Janus PMs will have to weigh in on proposals relating to decreasing the size of a board of directors.

8. Janus will generally vote in opposition of non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

9. Janus will hold directors accountable for the actions of the committees on which they serve. For example, Janus will oppose the election of board member nominees serving on the compensation committee who approve excessive compensation arrangements or propose equity-based compensation plans that unduly dilute the ownership interests of shareholders. Janus will also oppose the election of board member nominees serving on the audit committee who approve excessive audit or non-audit fees.

10. Janus will generally vote with management regarding proposals advocating classified or staggered boards of directors.

11. Janus will generally vote with management regarding proposals to declassify a board.

     Auditors

12. Janus will generally oppose proposals asking for approval of auditors whose non-audit fees exceed 33% of total fees.

13. Janus will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.

14. Janus PMs will have to weigh in on proposals relating to contested auditors.

     Equity Based Compensation Plans

15. Janus PMs will have to weigh in on proposals relating to executive and director compensation plans.

16. Generally, Janus will oppose proposed equity based compensation plans where dilution exceeds a certain percentage of TSO as outlined below.

     If current employee/internal ownership is less than or equal to 2% of TSO: up to 6.5% (one time grant).

     If current employee/internal ownership is greater than 2% but less than 15%: up to 4.5% per year.

     If current employee/internal ownership is greater than 15%: up to 3.5% per year.


17.  Janus will generally oppose annual option grants that exceed 5% of TSO.

18. Janus will generally vote in favor of proposals for severance packages for executives so long as such proposals do not exceed three (3) times compensation.

19. Janus will generally oppose proposals regarding the repricing of underwater options.

20. Janus will generally oppose proposals regarding the issuance of options with an exercise price below market price.

21. Janus will generally oppose the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

22. Janus will generally oppose proposals requiring the expensing of options (until such time as FASB issues guidance on the issue).

23. Janus will generally oppose proposals requesting approval of automatic share replenishment ("evergreen") features of equity based compensation plans.

24. Janus will generally oppose proposals requesting approval of loans to officers, executives and board members of an issuer.

25. Janus will generally oppose proposals requesting approval to make material amendments to equity based compensation plans without shareholder approval.

26. Janus will generally oppose proposals which would allow restricted stock awards with vesting periods of less than 3 years.

27. Janus will generally oppose golden parachutes that result in cash grants of greater than three (3) times annual compensation.

28. Janus will generally vote in favor of proposals intended to increase long-term stock ownership by executives, officers and directors. These may include 1) requiring executives, officers and directors to hold a minimum amount of stock in the company; 2) requiring stock acquired through option exercise to be held for a certain period of time; and 3) using restricted stock grants instead of options.

29. Janus will generally vote in favor of proposals relating to ESPPs - so long as shares purchased through plans as priced no less than 15% below market value.

     Other Corporate Matters

30. Janus will generally vote in favor of proposals relating to the issuance of dividends and stock splits.

31. Janus will generally vote in favor of proposals regarding supermajority voting rights (for example to approve acquisitions or mergers).

32. Janus will generally oppose proposals for different classes of stock with different voting rights.

33. Janus PMs will need to weigh in on proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. (Note: Janus has a poison pill.)

34. Janus will generally vote in favor of proposals to increase authorized shares up to three (3) times TSO.

35. Janus will generally oppose proposals to decrease authorized shares by more than 25% of TSO.

36. Janus PMs will need to weigh in on proposals regarding the issuance of debt, including convertible debt.

37. Janus will generally vote in favor of proposals regarding the authorization of the issuer's Board of Directors to repurchase shares.

38.  Janus PMs will need to weigh in on plans of reorganization.

39. Janus will generally vote in favor of proposals regarding changes in the state of incorporation of an issuer.

40. Janus will generally vote in favor of proposals regarding changes in company name.

41. Janus PMs will need to weigh in on proposals relating to the continuance of a company.

42. Janus PMs will need to weigh in on proposals regarding acquisitions, mergers, tender offers or changes in control.

43. Janus will generally oppose proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued ("blank check stock").

44. Janus will generally vote in favor of proposals to lower the barriers to shareholder action (i.e., limited rights to call special meetings, limited rights to act by written consents).

45. Janus PMs will need to weigh in on proposals to subject shareholder rights ("poison pill") plans to a shareholder vote. (Note: Janus has a poison pill with a 10 year sunset provision.)

46.  Janus will generally vote in favor of proposals to adopt cumulative voting.

47. Janus will generally vote in favor of proposals to require that voting be confidential.

48.  Janus will generally oppose shareholder  proposals (usually  environmental,
     human  rights,  equal  opportunity,   health  issues,   safety,   corporate
     governance that are not consistent with these guidelines, etc).

49. Janus will generally oppose proposals requesting authorization of political contributions (mainly foreign).



--------
1 All references to portfolio managers include assistant portfolio managers.

[GRAPHIC OMITTED][GRAPHIC OMITTED]

                              JPMorgan Fleming Corporate Governance



Table of Contents- Global


Part I:      JPMorgan Fleming Asset Management Global Proxy-Voting Procedures

             A.   Objective......................................................3
             B.   Proxy Committee................................................3
             C.   The Proxy Voting Process.......................................3- 4
             D.   Material Conflicts of Interest.................................4- 5
             E.   Escalation of Material Conflicts of Interest...................5
             F.   Recordkeeping..................................................5
                  Exhibit A......................................................6



Part II:     JPMorgan Fleming Asset Management Global Proxy-Voting Guidelines

             A.   North America..................................................8-20
                  Table of Contents. ..........................................  9-10
                  Guidelines....................................................11-20

B.       Europe, Middle East, Africa, Central America
                  and South America.............................................21-31
                  Table of Contents.............................................22
                  Guidelines....................................................23-31

             C.   Asia (ex-Japan)...............................................32-33


             D.   Japan.........................................................34-35




Part I:  JP Morgan Fleming Asset Management Proxy    Voting Procedures


A.    Objective

     As an investment adviser within JPMorgan Fleming Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a "JPMFAM Entity" and collectively as "JPMFAM") may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMFAM's objective is to vote proxies in the best interests of its clients. To further that objective, JPMFAM adopted these Procedures. 1

     These Procedures incorporate detailed guidelines for voting proxies on specific types of issues (the "Guidelines"). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMFAM may not always vote proxies in accordance with the Guidelines.

B.    Proxy Committee

     To oversee the proxy-voting process on an on-going basis, a Proxy Committee will be established for each global location where proxy-voting decisions are made. Each Proxy Committee will be composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMFAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.

C.       The Proxy Voting Process

     JPMFAM investment professionals monitor the corporate actions of the companies held in their clients' portfolios. To assist JPMFAM investment professionals with public companies' proxy voting proposals, a JPMFAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service ("Independent Voting Service"). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMFAM with a comprehensive analysis of each proxy proposal and providing JPMFAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service's analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMFAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below).

     Situations often arise in which more than one JPMFAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMFAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

     -----------------------

1. The JPMorgan Value Opportunities Fund votes proxies in accordance with its own voting policies and not the policies of JPMFAM. The JPMorgan Multi-Manager Funds vote proxies in accordance with the voting policies of each of the Managers, as applicable, and not the policies of JPMFAM, except, to the extent, the JPMFAM policies apply to the JPMorgan Multi-Manager Small Cap Value Fund.



C.   The Proxy Voting Process - Continued

     Each JPMFAM Entity appoints a JPMFAM professional to act as a proxy administrator ("Proxy Administrator") for each global location of such entity where proxy-voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service's recommendation with the appropriate JPMFAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMFAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, "Overrides"); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.


     In the event investment professionals are charged with recommending how to vote the proxies, the Proxy Administrator's duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.


     In the event a JPMFAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification ("Certification") which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase ("JPMC") Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMFAM'S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients' interests.


D.   Material Conflicts of Interest

     The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser's interests and those of its clients. To addsuch material potential conflicts of interest, JPMFAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMFAM's investment processes and decisions,including proxy-voting decisions, and to protect JPMFAM's decisions from influences that could lead to a vote other than in its clients' best interests, JPMC (including JPMFAM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC's securities, lending, investment banking and other divisions to JPMFAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMFAM's predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.


D.   Material Conflicts of Interest - Continued

     Examples of such material conflicts of interest that could arise include circumstances in which: (i) management of a JPMFAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMFAM's relationship with such company and materially impact JPMFAM's business; or (ii) a personal relationship between a JPMFAM officer and management of a company or other proponent of a proxy proposal could impact JPMFAM's voting decision.

E.   Escalation of Material Conflicts of Interest

     When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with a subgroup of the Proxy Committee, will evaluate the potential conflict and determine whether an actual material conflict of interest exists. That subgroup shall include a Proxy Committee member from the Investment Department and one or more Proxy Committee members from the Legal, Compliance or Risk Management Departments. In the event that the Proxy Administrator and the subgroup of the Proxy Committee determine that an actual material conflict of interest exists, they shall make a recommendation on how the relevant JPMFAM Entity shall vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.

     Depending upon the nature of the material conflict of interest, JPMFAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action:

o        removing certain JPMFAM personnel from the proxy voting process;
o "walling off" personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
o voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or
o deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

     The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMFAM acted in the best interests of its clients.

F.   Recordkeeping

     JPMFAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:

o        a copy of the JPMFAM Proxy Voting Procedures and Guidelines;
o        a copy of each proxy statement received on behalf of JPMFAM clients;
o        a record of each vote cast on behalf of JPMFAM client holdings;
o a copy of all documents created by JPMFAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision; and
o a copy of each written request by a client for information on how JPMFAM voted proxies on behalf of the client, as well as a copy of any written response by JPMFAM to any request by a JPMFAM client for information on how JPMFAM voted proxies on behalf of our client.

     It should be noted that JPMFAM reserves the right to use the services of the Independent Voting Service to maintain certain required records in accordance with all applicable regulations.



                             Exhibit A

     J.P. Morgan Investment Management, Inc.
     J.P. Morgan Fleming Asset Management (London) Limited
     J.P. Morgan Fleming Asset Management (UK) Limited
     JF International Management Inc.
     JF Asset Management Limited
     JF Asset Management (Singapore) Limited



Part II: Proxy Voting Guidelines



JPMFAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.

JMPFAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMFAM Entity will apply the guidelines of the region in which the issuer of such security is organized.



Part II.A: North America Proxy Voting Guidelines



Part II.A: North America Guidelines Table of Contents


1.       Uncontested Director Elections....................................................................11

2.       Proxy Contests....................................................................................11
a.       Election of Directors.............................................................................11
b.       Reimburse Proxy Solicitation Expenses.............................................................11

3.       Ratification of Auditors..........................................................................11

4.       Proxy Contest Defenses.........................................................................12-13
a.       Board Structure: Staggered vs. Annual Elections...................................................12
b.       Shareholder Ability to Remove Directors...........................................................12
c.       Cumulative Voting.................................................................................12
d.       Shareholder Ability to Call Special Meeting.......................................................13
e.       Shareholder Ability to Act by Written Consent.....................................................13
f.       Shareholder Ability to Alter the Size of the Board................................................13

5.       Tender Offer Defenses..........................................................................13-14
a.       Poison Pills......................................................................................13
b.       Fair Price Provisions.............................................................................13
c.       Greenmail.........................................................................................13
d.       Unequal Voting Rights.............................................................................13
e.       Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws.............................13
f.       Supermajority Shareholder Vote Requirement to Approve Mergers.....................................14

6.       Miscellaneous Board Provisions....................................................................14
a.       Separate Chairman and CEO Positions...............................................................14
b.       Lead Directors and Executive Sessions.............................................................14
c.       Majority of Independent Directors.................................................................14
d.       Stock Ownership Requirements......................................................................14
e.       Term of Office....................................................................................14
f.       Director and Officer Indemnification and Liability Protection.....................................14
g.       Board Size........................................................................................14

7.       Miscellaneous Governance Provisions...............................................................15
a.       Independent Nominating Committee..................................................................15
b.       Confidential Voting...............................................................................15
c.       Equal Access......................................................................................15
d.       Bundled Proposals.................................................................................15
e.       Charitable Contributions..........................................................................15
f.       Date/Location of Meeting..........................................................................15
g.       Include Nonmanagement Employees on Board..........................................................15
h.       Adjourn Meeting if Votes are Insufficient.........................................................15
i.       Other Business....................................................................................15
j.       Disclosure of Shareholder Proponents..............................................................15

8.       Capital Structure..............................................................................15-16
a.       Common Stock Authorization........................................................................15
b.       Stock Distributions: Splits and Dividends.........................................................16
c.       Reverse Stock Splits..............................................................................16
d.       Blank Check Preferred Authorization...............................................................16
e.       Shareholder Proposals Regarding Blank Check Preferred Stock.......................................16
f.       Adjustments to Par Value of Common Stock..........................................................16
g.       Restructurings/Recapitalizations..................................................................16
h.       Share Repurchase Programs.........................................................................16
i.       Targeted Share Placements.........................................................................16
Part II.A: North America Guidelines Table of Contents

9.       Executive and Director Compensation............................................................17-18
a.       Stock-based Incentive Plans.......................................................................17
b.       Approval of Cash or Cash-and-Stock Bonus Plans....................................................17
c.       Shareholder Proposals to Limit Executive and Director Pay.........................................17
d.       Golden and Tin Parachutes.........................................................................17
e.       401(k) Employee Benefit Plans.....................................................................17
f.       Employee Stock Purchase Plans.....................................................................17
g.       Option Expensing..................................................................................18
h.       Options Repricing.................................................................................18
i.       Stock Holding Periods.............................................................................18

10.      Incorporation.....................................................................................18
a.       Reincorporation Outside of the United States......................................................18
b.       Voting on State Takeover Statutes.................................................................18
c.       Voting on Reincorporation Proposals...............................................................18

11.      Mergers and Corporate Restructurings...........................................................18-19
a.       Mergers and Acquisitions..........................................................................18
b.       Nonfinancial Effects of a Merger or Acquisition...................................................18
c.       Corporate Restructuring...........................................................................18
d.       Spin-offs.........................................................................................18
e.       Asset Sales.......................................................................................18
f.       Liquidations......................................................................................18
g.       Appraisal Rights..................................................................................19
h.       Changing Corporate Name...........................................................................19

12.      Social and Environmental Issues................................................................19-20
a.       Energy and Environment............................................................................19
b.       Northern Ireland..................................................................................19
c.       Military Business.................................................................................19
d.       International Labor Organization Code of Conduct..................................................19
e.       Promote Human Rights in China, Nigeria, and Burma.................................................19
f.       World Debt Crisis.................................................................................19
g.       Equal Employment Opportunity and Discrimination...................................................19
h.       Animal Rights.....................................................................................19
i.       Product Integrity and Marketing...................................................................19
j.       Human Resources Issues............................................................................20
k.       Link Executive Pay with Social and/or Environmental Criteria......................................20

13.      Foreign Proxies...................................................................................20

14. Pre-Solicitation Contact...............................................................................20







Part II.A: North America Guidelines

1.   Uncontested Director Elections

     Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:

     1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences; or

     2) implement or renew a dead-hand or modified dead-hand poison pill; or

     3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees; or

     4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or ii) majority of the votes cast for two consecutive years; or

     5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees.

     Special attention will be paid to companies that display a chronic lack of shareholder accountability.


2.   Proxy Contests

     2a.  Election of Directors

     Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

     2b.  Reimburse Proxy Solicitation Expenses

     Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.


3.   Ratification of Auditors

     Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

     Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

     Generally vote for shareholder proposals asking for audit firm rotation unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.


4.   Proxy Contest Defenses

     4a.  Board Structure: Staggered vs. Annual Elections

     Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company's governing documents contain each of the following provisions:

     1) Majority of board composed of independent directors,

     2) Nominating committee composed solely of independent directors,

     3) Do not require more than a two-thirds shareholders' vote to remove a director, revise any bylaw or revise any classified board provision,

     4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

     5) Ability of shareholders to call special meeting or to act by written consent with 90 days' notice,

     6) Absence of superior voting rights for one or more classes of stock,

     7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

     8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

     4b.  Shareholder Ability to Remove Directors

     Vote against proposals that provide that directors may be removed only for cause.

     Vote for proposals to restore shareholder ability to remove directors with or without cause.

     Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     Vote for proposals that permit shareholders to elect directors to fill board vacancies.

     4c.  Cumulative Voting

     Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company's governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:

     1) Annually elected board,

     2) Majority of board composed of independent directors,

     3) Nominating committee composed solely of independent directors,

     4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

     5) Ability of shareholders to call special meeting or to act by written consent with 90 days' notice,

     6) Absence of superior voting rights for one or more classes of stock,

     7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

     8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead- hand poison pill).

     4d.  Shareholder Ability to Call Special Meeting

     Vote against proposals to restrict or prohibit shareholder ability to call special meetings. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting.

     Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     4e.  Shareholder Ability to Act by Written Consent

     We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders' meeting and matters to be discussed therein seems a reasonable protection of minority shareholder rights.

     We generally vote against proposals to allow or facilitate shareholder action by written consent.

     4f.  Shareholder Ability to Alter the Size of the Board

     Vote for proposals that seek to fix the size of the board.

     Vote against proposals that give management the ability to alter the size of the board without shareholder approval.


5.   Tender Offer Defenses

     5a.  Poison Pills

     Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     Review on a case-by-case basis shareholder proposals to redeem a company's poison pill. Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

     Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

     5b.  Fair Price Provisions

     Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

     Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

     5c.  Greenmail

     Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

     5d.  Unequal Voting Rights

     Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

     Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

     5e.  Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws

     Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

     Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     5f.  Supermajority Shareholder Vote Requirement to Approve Mergers

     Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

     Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

6.   Miscellaneous Board Provisions

     6a.  Separate Chairman and CEO Positions

     We will generally vote for proposals looking to separate the CEO and Chairman roles.

     6b.  Lead Directors and Executive Sessions

     In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a "lead" (non-insider) director and for regular "executive" sessions (board meetings taking place without the CEO/Chairman present).

     6c.  Majority of Independent Directors

     We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

     Vote  for  shareholder   proposals   requesting  that  the  board's  audit,
     compensation, and/or nominating committees include independent directors exclusively.

     Generally vote for shareholder proposals asking for a 2/3 independent board.

     6d.  Stock Ownership Requirements

     Vote for shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.

     6e.  Term of Office

     Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

     6f.  Director and Officer Indemnification and Liability Protection

     Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

     Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the duty of care.

     Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

     Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company's best interests, and (2) the director's legal expenses would be covered.

     6g.  Board Size

     Vote for proposals to limit the size of the board to 15 members.


7.   Miscellaneous Governance Provisions

     7a.  Independent Nominating Committee

     Vote for the creation of an independent nominating committee.

     7b.  Confidential Voting

     Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

     Vote for management proposals to adopt confidential voting.

     7c.  Equal Access

     Vote for shareholder proposals that would give significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

     7d.  Bundled Proposals

     Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

     7e.  Charitable Contributions

     Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

     7f.  Date/Location of Meeting

     Vote against shareholder proposals to change the date or location of the shareholders' meeting. No one site will meet the needs of all shareholders.

     7g.  Include Nonmanagement Employees on Board

     Vote against shareholder proposals to include nonmanagement employees on the board. Constituency representation on the board is not supported, rather decisions are based on director qualifications.

     7h.  Adjourn Meeting if Votes are Insufficient

     Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

     7i.  Other Business

     Vote for proposals allowing shareholders to bring up "other matters" at shareholder meetings.

     7j.  Disclosure of Shareholder Proponents

     Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

8.   Capital Structure

     8a.  Common Stock Authorization

     Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

     Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.


     8b.  Stock Distributions: Splits and Dividends

     Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance as measured by total shareholder returns.

     8c.  Reverse Stock Splits

     Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company's industry and performance in terms of shareholder returns.

     Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

     8d.  Blank Check Preferred Authorization

     Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

     Vote for proposals to create "blank check" preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

     Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

     Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance as measured by total shareholder returns.

     8e.  Shareholder Proposals Regarding Blank Check Preferred Stock

     Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

     8f.  Adjustments to Par Value of Common Stock

     Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent.

     8g.  Restructurings/Recapitalizations

     Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. Consider the following issues:

     Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

     Change in Control--Will the transaction result in a change in control of the company?

     Bankruptcy--Generally,    approve    proposals   that    facilitate    debt
     restructurings unless there areclear signs of self-dealing or other abuses.

     8h.  Share Repurchase Programs

     Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     8i.  Targeted Share Placements

     These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9.   Executive and Director Compensation

     9a.  Stock-based Incentive Plans

     Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company's outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock's fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power.

     Once the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. To determine allowable caps, companies are categorized according to standard industry code (SIC) groups. Top quartile performers for each group are identified on the basis of five-year total shareholder returns. Industry-specific cap equations are developed using regression analysis to determine those variables that have the strongest correlation to shareholder value transfer. Industry equations are used to determine a company-specific allowable cap; this is accomplished by plugging company specific data into the appropriate industry equation to reflect size, performance, and levels of cash compensation.

     Votes are primarily determined by this quantitative analysis. If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote-- even in cases where the plan cost is considered acceptable based on the quantitative analysis.

     9b.  Approval of Cash or Cash-and-Stock Bonus Plans

     Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

     9c.  Shareholder Proposals to Limit Executive and Director Pay

     Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

     Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

     Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.

     9d.  Golden and Tin Parachutes

     Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.

     9e.  401(k) Employee Benefit Plans

     Vote for proposals to implement a 401(k) savings plan for employees.

     9f.  Employee Stock Purchase Plans

     Vote for employee stock purchase plans with an offering period of 27 months or less when voting power dilution is ten percent or less.

     Vote against employee stock purchase plans with an offering period of greater than 27 months or voting power dilution of greater than ten percent.

     9g.  Option Expensing

     Within the context of common industry practice, generally vote for shareholder proposals to expense fixed-price options.

     9h.  Option Repricing

     In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.

     9i.  Stock Holding Periods

     Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

10. Incorporation

     10a. Reincorporation outside of the United States

     Generally speaking, we will vote against companies looking to reincorporate outside of the U.S.

     10b. Voting on State Takeover Statutes

     Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

     10c. Voting on Reincorporation Proposals

     Proposals to change a company's state of incorporation should be examined on a case-by-case basis. Review management's rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11. Mergers and Corporate Restructurings

     11a. Mergers and Acquisitions

     Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

     11b. Nonfinancial Effects of a Merger or Acquisition

     Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors' fiduciary duty to base decisions solely on the financial interests of the shareholders.

     11c. Corporate Restructuring

     Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, Spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

     11d. Spin-offs

     Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     11e. Asset Sales

     Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

     11f. Liquidations

     Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     11g. Appraisal Rights

     Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

     11h. Changing Corporate Name

     Vote for changing the corporate name.

12. Social and Environmental Issues

     12a. Energy and Environment

     Vote case-by-case on proposals that request companies to subscribe to the CERES Principles.

     Vote case-by-case on disclosure reports that seek additional information.

     12b. Northern Ireland

     Vote case-by-case on proposals pertaining to the MacBride Principles.

     Vote case-by-case on disclosure reports that seek additional information about progress being made toward eliminating employment discrimination.

     12c. Military Business

     Vote case-by-case on defense issue proposals.

     Vote case-by-case on disclosure reports that seek additional information on military-related operations.

     12d. International Labor Organization Code of Conduct

     Vote case-by-case on proposals to endorse international labor organization code of conducts.

     Vote case-by-case on disclosure reports that seek additional information on company activities in this area.

     12e. Promote Human Rights in China, Nigeria, and Burma

     Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, and Burma.

     Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.

     12f. World Debt Crisis

     Vote case-by-case on proposals dealing with third world debt.

     Vote case-by-case on disclosure reports regarding company activities with respect to third world debt.

     12g. Equal Employment Opportunity and Discrimination

     Vote case-by-case on proposals regarding equal employment opportunities and discrimination.

     Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.

     12h. Animal Rights

     Vote case-by-case on proposals that deal with animal rights.

     12i. Product Integrity and Marketing

     Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.

     Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.

     12j. Human Resources Issues

     Vote case-by-case on proposals regarding human resources issues.

     Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.

     12k. Link Executive Pay with Social and/or Environmental Criteria

     Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.

     Vote case-by-case on disclosure reports that seek additional information regarding this issue.

13. Foreign Proxies

     Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committee located in London. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department. It is chaired by a Managing Director of the Firm. A copy of our policy for voting international proxies can be provided upon request.

14. Pre-Solicitation Contact

     From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

     What is material non-public information?

     The definition of material non-public information is highly subjective. The general test however, is whether or not such information would reasonably affect an investor's decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:

     o    a pending acquisition or sale of a substantial business;
     o financial results that are better or worse than recent trends would lead one to expect;
     o    major management changes;
     o    an increase or decrease in dividends;
     o calls or redemptions or other purchases of its securities by the company;
     o    a stock split, dividend or other recapitalization; or
     o financial projections prepared by the Company or the Company's representatives.

     What is pre-solicitation contact?

     Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., "How do you feel about dual classes of stock?", to very specific inquiries, e.g., "Here's a term sheet for our restructuring. Will you vote to approve this?"

     Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.

     It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.

Part III.B:        Europe, Middle East, Africa, Central America and
                          South America Proxy Voting Guidelines




Part III.B:        Europe, Middle East, Africa, Central America and             South America Guidelines Table of Contents
                   ------------------------------------------------             ------------------------------------------

1.       Reports & Accounts................................................................................23

2.       Dividends.........................................................................................23

3.       Auditors..........................................................................................23
a.       Auditor Independence..............................................................................23
b.       Auditor Remuneration..............................................................................23

4.       Boards........................................................................................23-24
a.       Chairman & CEO....................................................................................23
b.       Board Structure...................................................................................24
c.       Board Size........................................................................................24
d.       Board Independence................................................................................24
e.       Board Committees..................................................................................24

5.       Directors ........................................................................................25
a.       Directors' Contracts..............................................................................25
b.       Executive Director's Remuneration.................................................................25
c.       Directors' Liability..............................................................................25
d.       Directors over 70.................................................................................25

6.       Non-Executive Directors ..........................................................................26
a.       Role of Non-Executive Directors...................................................................26
b.       Director Independence.............................................................................26
c.       Non-Executive Director's Remuneration.............................................................26
d.       Multiple Directorships............................................................................26

7.       Issue of Capital..............................................................................26-27
a.       Issue of Equity...................................................................................26
b.       Issue of Debt.....................................................................................27
c.       Share Repurchase Programmes.......................................................................27

8.       Mergers/Acquisitions..............................................................................27

9.       Voting Rights.....................................................................................27

10.      Share Options/Long-Term Incentive Plans (L-TIPs)..............................................27-28
a.       Share Options.....................................................................................27
b.       Long-Term Incentive Plans (L-TIPs)................................................................28

11.      Others........................................................................................28-29
a.       Poison Pills......................................................................................28
b.       Composite Resolutions.............................................................................28
c.       Social/Environmental Issues.......................................................................28
d.       Charitable Issues.................................................................................29
e.       Political Issues..................................................................................29

12.      Shareholder Activism and Company Engagement....................................................29-30
a.       Activism Statement................................................................................29
b.       Activism Policy................................................................................29-30

13.      Socially Responsible Investment ("SRI")...........................................................31
a.       SRI Statement.....................................................................................31
b.       SRI Policy........................................................................................31






Part III.B: Europe, Middle East, Africa, Central America and South America Guidelines


1.   Reports & Accounts

     Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, and company accounts should employ Generally Accepted Accounting Practices (GAAP). Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board (IASB).

     For UK companies, a statement of compliance with the Combined Code should be made, or reasons given for non-compliance. The reports and accounts should include a detailed report on executive remuneration, and best practice demands that this should also be submitted to shareholders for approval.

     Legal disclosure varies from market to market. If, in our opinion, a company's standards of disclosure (whilst meeting minimum legal requirements) are insufficient, we will inform company management of our concerns, and either abstain or vote against the approval of the annual report, depending on the circumstances. Similar consideration would relate to the use of inappropriate accounting methods.

2.   Dividends

     Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting.

     We will vote against dividend proposals if the earnings and cash cover are inadequate and we feel that payment of the proposed dividend would prejudice the solvency or future prospects of the company.

3.   Auditors

     3a.  Auditor Independence

     Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented.

     JPMF will vote against the appointment or reappointment of auditors who are not perceived as being independent. The length of time both the audit company and the audit partner have served in their capacity with a given company will be taken into account when determining independence.

     3b.  Auditor Remuneration

     Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit committees should keep under review the non-audit fees paid to the auditor, both in relation to the size of the total audit fee and in relation to the company's total expenditure on consultancy, and there should be a mechanism in place to ensure that consultancy work is put out to competitive tender.

     We would oppose non-audit fees consistently  exceeding audit fees, where no
     explanation  was  given  to  shareholders.   Audit  fees  should  never  be
     excessive.

     See Audit Committee.

4.   Boards

     4a.  Chairman & CEO

     The Combined Code states that there should be a clear division of responsibilities at the head of a company, such that no one individual has unfettered powers of decision. JPMF believes that the roles of Chairman and Chief Executive Officer should normally be separate. JPMF will generally vote against combined posts.

     4b.  Board Structure

     JPMF is in favour of unitary boards of the type found in the UK, as opposed to tiered board structures. We agree with the Combined Code, which finds that unitary boards offer flexibility while, with a tiered structure, there is a risk of upper tier directors becoming remote from the business, while lower tier directors become deprived of contact with outsiders of wider experience. No director should be excluded from the requirement to submit him/herself for reelection on a regular basis.

     JPMF will generally vote to encourage the gradual phasing-out of tiered board structures, in favour of unitary boards. However, tiered boards are still very prevalent in markets outside the UK and local market practice will always be taken into account.

     4c.  Board Size

     Boards with more than 20 directors are deemed excessively large, and JPMF will exercise its voting powers in favour of reducing large boards wherever possible.

     4d.  Board Independence

     JPMF believes that a strong independent element to a board is essential to the effective running of a company. The Combined Code states that the calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board's decisions. We agree with the ICGN, and the findings of the Higgs Review, that the majority of a board of directors should be independent, especially if the company has a joint Chairman/CEO. However, as a minimum, all boards should require at least three non-executive directors, unless the company is of such a size that sustaining such a number would be an excessive burden.

     JPMF will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

     See Non Executive Directors.

     4e.  Board Committees

     Where appropriate, boards should delegate key oversight functions to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report.

          (i)   Nomination Committee -

     There should be a formal nomination process for the appointment of Directors with both executive and non-executive representation on the Nomination Committee.

          (ii)  Remuneration Committee -

     Boards should appoint remuneration committees consisting exclusively of independent non-executive directors, with no personal financial interest in relation to the matters to be decided, other than their fees and their shareholdings. Non-executive directors should have no potential conflicts of interest arising from cross directorships and no day-to-day involvement in the running of the business. We would oppose the reelection of any non executive director who, in our view, had failed to exercise sound judgement on remuneration issues.

          (iii) Audit Committee

     An Audit Committee should be established consisting solely of non-executive directors, who should be independent of management. The Committee should include at least one person with appropriate financial qualifications but they should all undergo appropriate training that provides and maintains a reasonable degree of up-to-date financial literacy and there should be written terms of reference which deal clearly with their authority and duties. Formal arrangements should be in place for the Committee to hold regular meetings with external auditors, without executive or staff presence, and they should have an explicit right of unrestricted access to company documents and information. The Committee should have the authority to engage independent advisers where appropriate and also should have responsibility for selecting and recommending to the board, the external auditors to be put forward for appointment by the shareholders in general meeting. The Committee should monitor and review the scope and results of internal audit work on a regular basis. The Committee should be able to give additional assurance about the quality and reliability of financial information used by the board and public financial statements by the company.

5. Directors

     5a. Directors' Contracts

     JPMF believes that there is a strong case for directors' contracts being of one year's duration or less. This is in line with the findings of recent UK government committees as well as the view of the NAPF and ABI. However, JPMF always examines these issues on a case-by-case basis and we are aware that there will occasionally be a case for contracts of a longer duration in exceptional circumstances, in order to secure personnel of the required calibre.

     Generally, we encourage contracts of one year or less and vote accordingly. Unless the remuneration committee gives a clearly-argued reason for contracts in excess of one year, we will vote against the reelection of any director who has such a contract, as well as consider the reelection of any director who is a member of the remuneration committee.

     Directors' contracts increasingly contain special provisions whereby additional payment becomes due in the event of a change of control. We agree with the view of the NAPF and ABI that such terms are inappropriate and should be discouraged and, under normal circumstances, we will use our voting power accordingly.

     Market practice globally regarding the length of directors' service contracts varies enormously, and JPMF is cognisant that it would be inappropriate to enforce UK standards in some other markets. To this end, JPMF investment takes into account local market practice when making judgements in this area.

     5b.  Executive Directors' Remuneration

     Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration. However, company policy in this area cannot be prescribed by any code or formula to cater for all circumstances and must depend on responsible and well-informed judgement on the part of remuneration committees. Any remuneration policy should be transparent and fully disclosed to shareholders in the Annual Report.

     JPMF will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees. We feel that the specific amounts and types of employee compensation are within the ordinary business responsibilities of the board and the company management. However, the remuneration of executive directors should be determined by independent remuneration committees and fully disclosed to shareholders. Any stock option plans or long-term incentive plans should meet our guidelines for such plans set forth herein.

     We strongly believe that directors should be encouraged to hold meaningful amounts of company stock, equivalent to at least one year's salary, in order to align fully their interests with the interests of shareholders.

     See Stock Options and Long-Term Incentive Plans (L-TIPs).

     5c.  Directors' Liability

     In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.

     JPMF will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

     5d.  Directors over 70

     Whilst special requirements for directors over 70 have their roots in company legislation (in the UK) as well as various corporate governance guidelines, JPMF considers that a similar standard of care should be applied to the selection of a director over 70 as would be applied to that of any other director, although we would expect to see such a director offer him or herself for reelection each year.

6.   Non-Executive Directors

     6a.  Role of Non-Executive Directors

     As stated earlier in these guidelines, JPMF believes that a strong independent element to a board is essential to the effective running of a company. We will use our voting power to ensure that a healthy independent element to the board is preserved at all times and to oppose the reelection of non- executive directors whom we no longer consider to be independent.

     In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets' differing attitudes to director independence.

     In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

     Audit and remuneration committees should be composed exclusively of independent directors.

     6b.  Director Independence

     We agree with the ICGN that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.

     A non-executive director who has served more than three terms (or ten years) in the same capacity can no longer be deemed to be independent.

     6c.  Non-Executive Director's Remuneration

     JPMF strongly believes that non-executive directors should be paid, at least in part, in shares of the company wherever possible, in order to align their interests with the interests of shareholders. Performance criteria, however, should never be attached. Non-executive directors should not be awarded options.

     6d.  Multiple Directorships

     In order to be able to devote sufficient time to his or her duties, we would not normally expect a non- executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

7.   Issue of Capital

     7a.  Issue of Equity

     In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Proposals for equity issues will also specify whether pre-emptive rights are to be retained or suppressed or partially suppressed for the issue. As a general rule, JPMF believes that any new issue of equity should first be offered to existing shareholders on a preemptive basis.

     JPMF will vote in favour of increases in capital which enhance a company's long-term prospects. We will also vote in favour of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions).

     JPMF will vote against increases in capital which would allow the company to adopt "poison pill" takeover defence tactics, or where the increase in authorised capital would dilute shareholder value in the long term.


     7b.  Issue of Debt

     Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.

     JPMF will vote in favour of proposals which will enhance a company's long-term prospects. We will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defence, or where there is a material reduction in shareholder value.


     7c.  Share Repurchase Programmes

     Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JPMF will vote in favour of such programmes where the repurchase would be in the best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

     We will vote against such programmes when shareholders' interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.

8.   Mergers/Acquisitions

     Mergers and acquisitions are always reviewed on a case-by-case basis by the investment analyst in conjunction with portfolio managers and, in exceptional circumstances , the Committee. Individual circumstances will always apply. However, as a general rule, JPMF will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value though other means, and where all shareholders receive fair and equal treatment under the merger/acquisition terms.

9.   Voting Rights

     JPMF believes in the fundamental principle of "one share, one vote." Accordingly, we will vote to phase out dual voting rights or classes of share with restricted voting rights, and will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as cumulative voting; directors should represent all shareholders equally, and voting rights should accrue in accordance with the shareholder's equity capital commitment to the company.

     Similarly, we will generally oppose amendments to require supermajority (i.e., more than 51%) votes to approve mergers, consolidations or sales of assets or other business combinations.


10.  Share Options/Long-Term Incentive Plans (L-TIPs)

     10a. Share Options

     Share option schemes should be clearly explained and fully disclosed to both shareholders and participants, and put to shareholders for approval. Each director's share options should be detailed, including exercise prices, expiry dates and the market price of the shares at the date of exercise. They should take into account maximum levels of dilution, as set out in ABI, NAPF and similar guidelines. Full details of any performance criteria should be included. Share options should never be issued at a discount, and there should be no award for below-median performance. In general, JPMF will vote in favour of option schemes, the exercise of which requires that challenging performance criteria be met.

     Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

     We will generally vote against the cancellation and reissue, retesting or repricing, of underwater options.



     10b. Long-Term Incentive Plans (L-TIPs)

     A Long-Term Incentive Plan ("L-TIP") can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year.

     JPMF, in agreement with the stipulations of the Combined Code, feels that the performance-related elements of any L-TIP should be designed to give directors keen incentives to perform at the highest levels, and that grants under such schemes should be subject to performance criteria which are challenging and which reflect the company's objectives.

     Ideally, the L-TIP should use a methodology such as total shareholder return ("TSR"), coupled with a financial underpin such as growth in earnings per share ("EPS"). Performance should be benchmarked against an appropriate comparator group of companies and a graph of recent performance should be included. Awards should increase on a straight-line basis, with a maximum award only vesting for the very highest performance. As with share option schemes, there should be no award for below-median performance. Any beneficiary should be encouraged to retain any resultant shares for a suitable time.

     In all markets JPMF will vote in favour of schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding. We would expect remuneration committees to explain why criteria are considered to be challenging and how they align the interests of shareholders with the interests of the recipients.

11.  Others

     11a. Poison Pills

     Poison pills, or shareholder rights plans, are designed to give shareholders of a target company the right to purchase shares of the acquiring company, the target company, or both at a substantial discount from market value. These rights are exercisable once a predefined "triggering event" occurs, generally a hostile takeover offer or an outsider's acquisition of a certain percentage of stock. Corporations may or may not be able to adopt poison pills without shareholder approval, depending on the market.

     JPMF reviews such proposals on a case-by-case basis; however we will generally vote against such proposals and support proposals aimed at revoking existing plans.

     In reaching its voting position, the Committee has reviewed and continues to review current takeover events. However, it has concluded that there is no clear evidence that poison pills deter takeover offers or defeat takeover attempts, and are in fact sometimes used as tools to entrench management.

     11b. Composite Resolutions

     Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or "bundled" resolutions, depending on the context.

     11c. Social/Environmental Issues

     The Committee reviews shareholder proposals concerning social and environmental issues. In normal circumstances, the consideration of social issues in investment decisions is the duty of directors; nevertheless, from time to time, a company's response to the circumstances of a particular social or environmental issue may have economic consequences, either directly or indirectly. In these cases, the economic effects are considered in determining our vote.

     Where management is proposing changes with a social, environmental or ethical dimension, these proposals should be in line with JPMF's SRI policy.

     see Socially Responsible Investment (SRI).





     11d. Charitable Issues

     Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

     11e. Political Issues

     JPMF does not normally support the use of shareholder funds for political donations, and would require the fullest explanation as to why this would be beneficial to shareholders.

12.  Shareholder Activism and Company Engagement

     12a. Activism Statement

     The Myners Review identified "shareholder activism" as an important part of the responsibilities of UK pension fund trustees and their investment managers and recommended that managers address the issue as follows:

     o    ensure managers have an explicit strategy on activism
     o    monitor the performance of investee companies
     o    intervene where necessary
     o    evaluate the impact of engagement activity
     o    report back to clients

     This approach was endorsed by the Institutional Shareholders' Committee ("ISC") in their response to Myners. Curiously, neither activism nor intervention is defined in the Myners Report and they are interpreted differently by different investors. At one extreme are those who deliberately set out to invest in underperforming companies with the aim of encouraging change. Such investors would expect to be involved in detailed discussions about management and policy and would expect to have significant influence on both. As effective insiders they are unlikely to be active traders of their position and will take a long-term view of the investment, regardless of market conditions. At the other extreme are those who regard activism as the simple process of voting their shareholding, with little or no regard for a company's governance policy or standards. They would argue that their clients' interests are best served by selling shares in underperforming companies. JPMF's approach is setout below.

     12b. Activism Policy

          (i)   Explicit Strategy -

     A clearly articulated policy has existed at JPMF for many years. Our primary aim is to protect our clients' interests. Thus, where appropriate, we will engage with companies in which client assets are invested if they fail to meet our requirements with regard to corporate governance and/or performance. The approach involves active discussion with company management and, if necessary, participation in action groups, but not direct involvement in management.

     Our  strategy  is  explicitly   based  on  the  US  Department  of  Labor's
     recommendations which are commended by Myners and which have been cited in every edition of our Voting Policy and Guidelines.

          (ii)  Monitor Performance -

     At JPMF, whilst we do seek to build a good understanding of the businesses in which we invest, we do not see ourselves in any way as management consultants. Our responsibility is to achieve our clients' investment objectives and, provided a company's potential is undiminished and it offers satisfactory prospective returns, we believe that we are most likely to meet these objectives retaining our holdings, meeting management, when appropriate and by considered voting at company meetings. In addition we increasingly find that we are consulted by companies on remuneration policy proposals. Of course, there are times when it is in the best interests of our clients to sell holdings in companies which we expect to perform badly and we absolutely reserve the right to do so.


          (iii) Intervene Where Necessary -

     As we have an active approach to proxy voting we do, in that sense, intervene frequently in company affairs and this causes us to vote against or abstain on resolutions at company meetings.

     Whenever we believe that it may be appropriate to vote against management, we speak with the company in order to ensure that they are fully informed of the reasons for the policy to which we are opposed and to give management an opportunity to amend that policy. The evidence is that by consistently seeking compliance with best practice we do, over time, influence company behaviour. On occasion, this has been best achieved by registering disapproval and abstaining whilst making it clear to management that unless policy changes within a year we shall vote against management in the following year. In this context we have found "vocal abstention" as a very potent form of activism.

     JPMF does not intervene directly in the management of companies. However, where a company has failed to meet our expectations in terms of revenue or profits growth and it is not clear what action is being taken to remedy the situation but we believe that the potential of the company still justifies retention in our clients' portfolios, we arrange to meet with senior management. On such occasions we expect management to explain what is being done to bring the business back on track, but if possible we try to avoid being made insiders as this constrains our ability to deal in the stock. In the small capitalisation end of the market, more aggressive intervention is more common, but still infrequent, as we may hold a significant percentage of a company's equity. In such circumstances we will frequently raise our concerns first with the company's brokers or advisers.

          (iv)  Evaluate Impact

     Noone to our knowledge has so far been able to measure directly and explicitly the benefits of good corporate governance. However, we remain convinced that a strong governance culture leads ultimately to a better business with above average growth and a better stock market rating. There is some evidence from the emerging markets that better governance leads to more effective capital markets and until recently investors' confidence in the Anglo-Saxon markets was supported by a belief in their strong governance culture.

     As investors we scrutinise companies' governance policies as a part of our investment research and take comfort from good governance. Thus, one measure of success is the extent to which our investment strategy achieves our clients' investment objectives. Where we have pushed for change, either in governance policies or in business strategy, we measure success by the extent that change is forthcoming and whether our clients benefit as a result.

     We are actively involved in a number of working parties and investor groups and our aim is to be at the forefront of developments in this area.


          (v)   Reporting

     Reports detailing our engagement activity are available to clients on a quarterly basis.



13.  Socially Responsible Investment ("SRI")

     13a. SRI Statement

     From 3rd July 2000, trustees of occupational pension schemes in the UK have been required todisclose their policy on socially responsible investment in their Statement of Investment Principles.

     JPMF has had experience in tailoring portfolios to meet individual ethical requirements for over fifty years. We believe that we operate to the highest standards and that our SRI screens will meet or exceed the requirements of most clients. For pension fund clients, who are not permitted to exclude specific areas of investment from their portfolios, we have developed a number of strategies to positively target companies with superior social, ethical and environmental credentials.

     For institutional clients such as charitable foundations and endowments, where the legal framework for ethical and socially responsible investing is less restrictive, JPMF has substantial experience over a long period of time of managing ethically-constrained portfolios. This service is client-preference led and flexible, and forms part of our charitable sector specialist investment services.

     For clients who have not specified individual social or environmental criteria in their guidelines, these issues are still taken into account by analysts and portfolio managers as part of the overall stock selection process, and certain engagement activity is still undertaken by JPMF on their behalf. This is detailed in the following section.

     13b. SRI Policy

     Where JPMF engages with companies on broader social, environmental and sustainability issues, we have adopted a positive engagement approach. Thus, specific assets or types of assets are not excluded on purely social, environmental or ethical criteria (unless specifically requested by clients). Rather, analysts take such issues into account as part of the mainstream analytical process. Where appropriate, JPMF will also engage with company management on specific issues at company one-to-one meetings. This engagement activity is then reported to clients at regular intervals.

     Where social or environmental issues are the subject of a proxy vote, JPMF will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of our clients. Increasingly, shareholder proposals are being used by activist groups to target companies as a means of promoting single-issue agendas. In these instances, it is important to differentiate between constructive resolutions, intended to bring about genuine social or environmental improvement, and hostile proposals intended to limit management power, which may in fact ultimately destroy shareholder value.

     In formulating our SRI policy, we have endeavoured not to discriminate against individual companies or sectors purely on the grounds of the particular business sector in which they are involved. Thus a company in an extractive industry or the defence industry will not be automatically marked down because their sector is perceived as "unfriendly." Similarly, a company in a low-impact industry such as financial services will still be expected to have in place detailed policies and rigorous oversight of its environmental impact. JPMF is committed to improving standards of corporate social responsibility among all of the companies in which it invests its clients' assets as part of an inclusive positive engagement strategy.

     The current focus of this engagement process is on UK companies. However, social and environmental issues are taken into account for overseas companies on a wider basis where appropriate as described previously. It is anticipated that our SRI program will continue to expand both in terms of scope and market coverage as client demand and availability of suitable resources dictate.




Part IV: Asia Ex-Japan Proxy Voting Guidelines


Part IV: Asia Ex-Japan Proxy Voting Guidelines

1. The client is the beneficial owner of all securities in a portfolio. As such the client is entitled to all benefits of ownership including the exercise of votes in the event of corporate actions.

2. In the absence of specific client instructions, the investment manager is the party responsible for exercising the voting of proxies.

3. JFAM, as investment managers, recognise that proxies have an economic value; the voting of proxies therefore represents a responsibility on JFAM as fiduciaries.

4. The sole criterion for determining how to vote a proxy is always what is in the best interest of the client.

5. For routine proxies (e.g., in respect of voting at AGMs) the house position is neither to vote in favour or against. For EGMs, however, where specific issues are put to a shareholder vote, these issues are analysed by the respective Country Specialist concerned. A decision is then made based on his/her judgement.

6. Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, JFAM pays particular attention to management's arguments for promoting the prospective change. The sole criterion in determining our voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

7. Corporate governance procedures differ among the countries. Proxy materials are generally mailed by the issuer to the subcustodian which holds the securities for the client in the country where the portfolio company is organised, but there may not be sufficient time for such materials to be transmitted to the investment manager in time for a vote to be cast. Many proxy statements are in foreign languages. In some countries proxy statements are not mailed at all. Voting is highly impractical (if not impossible) in locations where the deadline for voting is two to four days after the initial announcement that a vote is to be solicited or where voting is restricted to the beneficial owner. In short, because of the time constraints and local customs involved, it is not always possible for an investment manager to receive and review all proxy materials in connection with each item submitted for vote. The cost of voting is also an issue that we will consider in light of the expected benefit of the vote.



Part V: Japan Proxy Voting Guidelines


Part V: Japan Proxy Voting Guidelines

1.   Number of Directors

     To ensure a swift management decision-making process, the appropriate number of directors should be 20 or less.

2.   Release of Directors from Legal Liability

     Vote against actions releasing a director from legal liability.

3.   Director's Tenure

     Director's tenure should be equal to/less than 1 year.

4.   Director's Remuneration

     Remuneration of directors should generally be determined by an independent committee.

5.   Audit fees

     Audit fees must be at an appropriate level.

6.   Capital Increase

     Capital increases will be judged on a case-by-case basis depending on its purpose. Vote against capital increases if the purpose is to defend against a takeover.

7.   Borrowing of Funds

     Vote against abrupt increases in borrowing of funds if the purpose is to defend against a takeover.

8.   Share Repurchase Programs

     Vote in favor of share repurchase programs if it leads to an increase in the value of the company's shares.

9.   Payout ratio

     As a general rule, vote against any proposal for appropriation of profits which involves a payout ratio of less than 50% (after taking into account other forms of payouts to shareholders such as share repurchase programs) if the capital ratio is equal to or greater than 50% and there is no further need to increase the level of retained earnings.

10.  Mergers/Acquisitions

     Mergers and acquisitions must only be consummated at a price representing fair value.

11.  Stock Options

     Stock option programs should generally be publicly disclosed. Programs which result in increases in remuneration despite declines in corporate earnings (such as through a downward adjustment of the exercise price) is generally not acceptable.

12.  Political Contributions

     Do not approve any use of corporate funds for political activities.

13.  Environmental/Social Issues

     Do not take into account environmental/social issues that do not affect the economic value of the company.

                                                               November 21, 2003

                                    LORD, ABBETT & CO. LLC

                             PROXY VOTING POLICIES AND PROCEDURES


INTRODUCTION

     Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. A written file memo is delivered to the proxy administrator in each case where an investment team declines to follow a recommendation of a company's management. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

     There have unfortunately been far too many examples of corporate governance failures during the last two years, including the failure to deal fairly in conflict of interest situations. Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be quite rare. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees as described below under "Specific Procedures for Potential Conflict Situations", and seek instructions from those Committees on how to proceed. If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue was not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue was not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

     Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a "Fund Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

     The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund's Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2. Lord Abbett has a Significant Business Relationship with a Company.


     Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) which have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total shares for the last 12 months;
(b) a firm which is a sponsor firm with respect to Lord Abbett's Private Advisory Services business; or (c) an institutional client which has an investment management agreement with Lord Abbett.

     For any proxy issue involving a Relationship Firm, Lord Abbett shall seek instruction from the Fund's Proxy Committee on how to vote.


                        SUMMARY OF PROXY VOTING GUIDELINES

     Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors

     Lord  Abbett  will   generally   vote  in  accordance   with   management's
recommendations on the election of directors. However, votes on director nominees are made on a case by case basis. Factors that are considered include; current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

     There are some actions by directors that may result in votes being withheld. These actions include:

1) Attending less than 75% of board and committee meetings without a valid excuse.

2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

3) Failing to act on takeover offers where a majority of shareholders tendered their shares.

4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

5)   Failing to replace management as appropriate.

     We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.


Incentive Compensation Plans

     We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

     We  scrutinize   very  closely  the  approval  of  repricing  or  replacing underwater stock options, taking into consideration the following:

1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.

2)   Management's rationale for why the repricing is necessary.

3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

4) Other factors, such as the number of participants, term of option, and the value for value exchange.

     In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

Shareholder Rights

Cumulative Voting

     We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

     There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

     On  balance  we  believe  shareholder   proposals  regarding   confidential
balloting   should   generally   be  approved,   unless  in  a  specific   case,
countervailing arguments appear compelling.

Supermajority Voting

     Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

Takeover Issues

     Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

     Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

o Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

o    No dead-hand or no-hand pills.

o Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

o Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

Social Issues

     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

                           Met Investors Series Trust
                       Proxy Voting Policies and Procedures

       Trust's Policy Statement

          Met Investors Series Trust (the "Trust") is firmly committed to ensuring that proxies relating to the Trust's portfolio securities are voted in the best interests of the Trust's shareholders. The following procedures have been established to implement the Trust's proxy voting program.

      Trust's Proxy Voting Program

          Met Investors Advisory LLC (the "Manager") serves as the investment manager of the Trust's portfolios. The Manager is responsible for the selection and ongoing monitoring of investment sub-advisers (the "Advisers") who provide the day-to-day portfolio management for each portfolio. The Trust has delegated proxy voting responsibility to the Manager. Because the Manager views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibility with respect to each portfolio to the applicable Adviser. The primary focus of the Trust's proxy voting program, therefore, is to seek to ensure that the Advisers have adequate proxy voting policies and procedures in place and to monitor each Adviser's proxy voting. These policies and procedures may be amended from time to time based on experience as well as changing environments, especially as new and/or differing laws and regulations are promulgated.

     Manager's Due Diligence and Compliance Program

          As part of its ongoing due diligence and compliance responsibilities, the Manager will seek to ensure that each Adviser maintains proxy voting policies and procedures that are reasonably designed to comply with applicable laws and regulations. The Manager will review each Adviser's proxy voting policies and procedures (including any proxy voting guidelines) in connection with the initial selection of the Adviser to manage a portfolio and on at least an annual basis thereafter.

      Advisers' Proxy Voting Policies and Procedures

          Each Adviser will be required to maintain proxy voting policies and procedures that satisfy the following elements:

   Written Policies and Procedures: The Adviser must maintain written proxy voting policies and procedures in accordance with applicable laws and regulations and must provide to the Trust and the Manager upon request, copies of such policies and procedures.

   Fiduciary Duty: The Adviser's policies and procedures must be reasonably designed to ensure that the Adviser votes client securities in the best interest of its clients.

   Conflicts of Interest: The Adviser's policies and procedures must include appropriate procedures to identify and resolve as necessary all material proxy-related conflicts of interest between the Adviser (including its affiliates) and its clients before voting client proxies.

   Voting Guidelines: The Adviser's policies and procedures must address with reasonable specificity how the Adviser will vote proxies, or what factors it will take into account, when voting on particular types of matters, e.g., corporate governance proposals, compensation issues and matters involving social or corporate responsibility.

   Monitoring Proxy Voting: The Adviser must have an established system and/or process that is reasonably designed to ensure that proxies are voted on behalf of its clients in a timely and efficient manner.

   Record  Retention  and  Inspection:  The Adviser  must have an  established system for creating and retaining all appropriate documentation relating to its proxy voting activities as required by applicable laws and regulations. The Adviser must provide to the Trust and the Manager such information and records with respect to proxies relating to the Trust's portfolio securities as required by law and as the Trust or the Manager may reasonably request.

   Disclosure  of Trust's  Proxy  Voting  Policies and  Procedures  and Voting
     Record

     The Manager on behalf of the Trust will take reasonable steps as necessary to seek to ensure that the Trust complies with all applicable laws and regulations relating to disclosure of the Trust's proxy voting policies and procedures and its proxy voting record. The Manager (including, at its option, through third-party service providers) will maintain a system that is reasonably designed to ensure that the actual proxy voting record of the Advisers with respect to the Trust's portfolio securities are collected, processed and filed with the Securities and Exchange Commission and delivered to the Trust's shareholders, as applicable, in a timely and efficient manner and as required by applicable laws and regulations.

      Reports to Trust's Board of Trustees.

     The Manager will periodically (but not less frequently than annually) report to the Board of Trustees with respect to the Trust's implementation of its proxy voting program, including summary information with respect to the proxy voting record of the Advisers with respect to the Trust's portfolio securities and any other information requested by the Board of Trustees.




Adopted:  November 19, 2003

     ---------------------------------------------------------------------------
     The following policy reflects general proxy voting positions that have been developed by MFS and approved by its various clients over many years. The policy may be furnished to clients, potential clients and their representatives as an indication of MFS' approach toward voting proxies. Under no circumstances are MFS personnel authorized to release actual proxy voting histories for any account except to the client and its representatives.
     ---------------------------------------------------------------------------


                                                         Revised May 1, 2000


                         PROXY VOTING POLICIES AND PROCEDURES

     Massachusetts Financial Services Company ("MFS"), MFS Institutional Advisors, Inc. ("MFSI") and Vertex Investment Management, Inc. ("Vertex") have adopted these proxy voting policies and procedures with respect to securities owned by the investment companies for which MFS or Vertex serves as investment adviser ("MFS Funds") and by other clients for which MFS, MFSI or Vertex has the power to vote proxies. (For convenience of reference, MFS, MFSI and Vertex are from time to time referred to herein collectively as "MFS".)

         These policies and procedures include:

                  A centralized review, recommendation and voting procedure;

                  Established guidelines for voting on proxy issues;

                  A recordkeeping system to monitor proxies and votes; and

                  A records retention and reporting system.

                          -------------------------------


REVIEW, RECOMMENDATION AND VOTING PROCEDURES

     Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers directly send proxies and related material to the record holders of the shares beneficially owned by MFS' clients, usually to State Street Bank & Trust Company or, less commonly, the Funds themselves. The record holders of MFSI clients' shareholdings are the various custodians of these clients. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFSI, which forwards such materials to the MFS proxy coordinator, a member of the MFS Fund Treasury Department (except in the case of certain MFSI clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

     Receipt of these materials is logged into the ProxyEdge database maintained by the proxy coordinator. The ProxyEdge program also matches upcoming meetings with Fund and client portfolio holdings, which are input into the ProxyEdge system by an MFS holdings datafeed. Through the use of ProxyEdge with Electronic Voting, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on a ProxyEdge terminal located at MFS, and most proxies may be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots (but not the proxy statements) can be printed from the ProxyEdge/ADP system and forwarded for review.

     After input into the ProxyEdge system, the proxy coordinator then forwards the materials to Carol Norton, the proxy reviewer, who is a confidential MFS consultant and former employee of the MFS Fund Treasury Department. However, proxies which are deemed by the proxy coordinator to be completely routine (e.g., those involving only elections of directors, appointments of auditors, and/or employee stock purchase plans) are voted in favor without being sent to the Ms. Norton or to the Legal Department. Proxies that pertain only to merger and acquisition proposals are forwarded initially to the appropriate portfolio manager or research analyst for his or her recommendation, and then are forwarded to Stephen Cavan for his review. Mr. Cavan is Senior Vice President, General Counsel and Secretary of MFS, and the Secretary of the funds in the MFS Family of Funds and the closed-end funds advised by MFS.

     Recommendations with respect to voting on non-routine issues are generally made by Ms. Norton in light of the policies set forth under "Voting Guidelines," below, and all other relevant materials. Her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including her rationale on significant items. These cards are then forwarded to Mr. Cavan for review.

     As a general matter, portfolio managers and investment analysts in the Equity Research Department have no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to insulate the managers and analysts from influences exerted by firms' managements or by proxy solicitors. However, in some instances (e.g., mergers), Mr. Cavan or Ms. Norton may consult with or seek recommendations from portfolio managers or analysts; Mr. Cavan would ultimately determine the manner in which all proxies are voted.

     In his capacity as an officer of MFS, Mr. Cavan is designated to vote all proxies received on behalf of the MFS Funds and the other clients MFS, MFSI and Vertex, except as otherwise instructed by certain MFSI clients. Mr. Cavan will review and sign each proxy card copy beside Ms. Norton's signature to indicate his approval of Ms. Norton's recommendations. If Mr. Cavan has concerns with any of Ms. Norton's recommendations or has a question about any of Ms. Norton's recommendations, he may discuss them with Ms. Norton, as necessary. Mr. Cavan is responsible for determining the vote on all proxy issues.

     Mr.  Cavan  has  decided  that,  until  further  instructions,   all  proxy
statements shall be forwarded to Robert T. Burns, a Senior Vice President, Associate General Counsel and Assistant Secretary of MFS. Mr. Burns acts in his capacity as deputy to Mr. Cavan for purposes of voting proxies. In Mr. Burns' absence, Mitchell C. Freestone, a Counsel of MFS, shall act as deputy to Messrs. Cavan and Burns for purposes of voting proxies.

     After the proxy card copies are signed by Mr. Cavan or Mr. Burns, they are returned to the proxy coordinator for forwarding to ADP or the issuer of the securities being voted. For clients of MFS' Private Portfolio Services ("PPS") group, MFS' voting decisions are furnished to Proxy Monitor (or another proxy administration firm), which in turn processes the votes for each individual PPS client separate account.

     The proxies are then voted electronically by the proxy coordinator in accordance with Mr. Cavan's instructions. In the event that the proxy cards must be manually voted, the cards are registered, voted and mailed by the proxy coordinator prior to the meeting date, and the votes are logged (for recordkeeping purposes) into ProxyEdge or, for PPS clients, the Proxy Monitor system. Proxy cards received from ADP too close to the shareholders' meeting to be mailed on time will be called in to ADP or the issuer of the securities being voted. Non-ADP proxies cannot be called in to ADP or the issuer.

                        ------------------------------

VOTING GUIDELINES

         General policy

     MFS' policy is that proxy voting decisions will be made in light of the anticipated impact of the vote on the desirability of maintaining an investment in the portfolio company from the viewpoint of the client, without regard to MFS' sales, distribution or other interests. As a matter of policy, MFS will not be influenced by outside sources whose interests conflict with the interest of clients, shareholders or plan participants and beneficiaries and any conflict of interest will be resolved in the interest of the investments on behalf of clients, Fund shareholders or plan participants and beneficiaries.

     Years ago, MFS generally voted its proxies with management, unless there were compelling reasons not to do so, because confidence in management is one of the factors considered in making an investment. In recent years, there have been many proposals in the area of corporate governance, capitalization changes, compensation programs and anti-takeover measures which have provided reasons for voting against management recommendations.

     As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various firms. However, MFS recognizes that there are gradations in certain types of proposals (e.g., "poison pill" proposals or the potential dilution caused by the issuance of new stock) that may result in different voting positions being taken with respect to the different proxy statements. Some items that are otherwise acceptable are voted against if management is seeking extremely broad flexibility without offering a valid explanation. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. MFS reviews proxy issues on a case-by-case basis, and there are instances where exceptions to the guidelines are warranted. The guidelines, which are outlined below, provide a framework within which the proxies are voted and have proven to be very workable in practice. Ms. Norton has considerable discretion to recommend action on specific proposal in light of the general policy and her review of the specific proposal. These guidelines are reviewed with investment personnel, Mr. Cavan and MFS management each year.

                      -------------------------------

MFS' POLICY ON SPECIFIC ISSUES

         Non-salary compensation programs

     Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices. In general, MFS votes against option programs that do not require an investment by the optionee, or that give "free rides" on the stock price.

     Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock is not favored. Restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold. When restricted stock is the subject of a shareholder vote, MFS will strongly consider voting against its use.

     MFS generally votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. More specifically, MFS votes against stock option plans for non-employee directors which involve stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices. MFS also opposes plans which provide unduly generous compensation for directors or could result in excessive dilution to other shareholders.

     Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

         Anti-takeover measures

     Any measure that inhibits capital appreciation in a stock, including a possible takeover, is cause of a vote against the proposal. These take many forms from "poison pills" and "shark repellents" to board classification and super-majority requirements. In general, any proposal which protects managements from action by shareholders is voted against.

         Reincorporation and Reorganization Proposals

     When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of appropriate management proposals, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

         Social issues

     There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, adhere to some list of goals or principles (e.g., environmental standards) or report on various activities. MFS has tended to side with management in opposing the use of corporate resources to further a particular social objective beyond the charter of the company when no discernible shareholder economic interest in involved.

     The General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland, or (ii) any stocks, securities or obligations of any company so engaged.

     Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

         Dilution

     Reasons for issuance of stock are many and most are legitimate. When a stock option plan would dilute the existing equity by 15% or more, MFS considers voting against the plan. In cases where management is asking for authorization to issue stock with no reason stated (a "blank check"), MFS is very likely to vote against.

     In many cases, the  authorization for common or preferred stock is simply a
potential   anti-takeover   device,   again  a  reason  to  vote   against   the
authorization.

         Confidential Voting

     MFS generally votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS generally supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm. Preserving the confidential nature of shareholder votes helps to insulate MFS' portfolio managers, research analysts and other employees from inappropriate pressure.

         Independence of Directors

     While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board.

                          -------------------------------

MONITORING SYSTEM

     It is the responsibility of MFS Fund Treasury to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the proxy coordinator who inputs an acknowledgment of receipt into the ProxyEdge System. Additionally, through an interface with the portfolio holdings database of MFS, ProxyEdge matches a list of all Funds and clients who hold shares of a company's stock and the number of shares held on the record date with ProxyEdge's listing of any upcoming shareholder's meeting of that company. (As noted above, the Proxy Monitor system is used to process proxy votes on behalf of PPS clients' separate accounts.)

     When the ProxyEdge system "tickler" show that the date of a shareholders' meeting is approaching, the proxy coordinator checks that the vote for clients and Funds holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the proxy coordinator calls the custodian (or, with respect to the proxies for the MFSI clients, notifies MFSI so that MFSI can call the custodian) requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

                         -------------------------------

RECORDS RETENTION AND REPORTS

     Proxy solicitation materials, including a photocopy of the proxy card with Ms. Norton's and Mr. Cavan's comments and Mr. Cavan's vote, are sent to the library files. All proxy voting materials and supporting documentation, including records generated by the ProxyEdge and Proxy Monitor systems as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.

     At any time, a report can be printed by the proxy coordinator for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

     Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (or an appropriate governmental agency) because we consider that information to be confidential and proprietary to the client.

     On an annual basis, Ms. Norton reports at an MFS investment personnel meeting on votes cast during the past year against management on the proxy statements of companies whose shares were held by the Funds and other clients.

                         NEUBERGER BERMAN, LLC

                   NEUBERGER BERMAN MANAGEMENT INC.

                 PROXY VOTING POLICIES AND PROCEDURES

                    Non-Socially Responsive Clients

Introduction and General Principles

     Neuberger Berman, LLC and Neuberger Berman Management Inc. (collectively, "NB") have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients, including both ERISA and non-ERISA clients.

     NB understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

     NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.

     In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.

     In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB's policies and procedures.

     There may be circumstances under which NB may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the client and, in the case of an ERISA client, the plan's participants and beneficiaries. NB's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.

Responsibility and Oversight

     NB  has  designated  a  Proxy   Committee  with  the   responsibility   for
     administering and overseeing the proxy voting process, including:

          developing, authorizing, implementing and updating NB's policies and procedures;

          overseeing the proxy voting process; and

          engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies.

     Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.

     The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, a senior portfolio manager and senior members of the Legal and Compliance and Portfolio Administration Departments.

     In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the Proxy Committee shall appoint an independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.

     Proxy Voting Guidelines

     NB has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached to these NB Voting Policies and Procedures as Exhibit A.

     Except as set forth below, in the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. In the event that ISS refrains from making a recommendation, the Proxy Committee will follow the procedures set forth in Section V, Paragraph D.

     There may be circumstances under which the Chief Investment Officer, a portfolio manager or other NB investment professional ("NB Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with ISS recommendations. In such event, the procedures set forth in Section V, Paragraph C will be followed.

     Proxy Voting Procedures

     NB will vote client proxies in accordance with a client's specific request even if it is in a manner inconsistent with NB's policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.

     At the recommendation of the Proxy Committee, NB has engaged ISS as its voting delegate to:

          research and make voting determinations in accordance with the proxy voting guidelines described in Section III;

          vote and submit proxies in a timely manner;

          handle other administrative functions of proxy voting;

          maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

          maintain records of votes cast; and

          provide recommendations with respect to proxy voting matters in general.

     Except in instances where clients have retained voting authority, NB will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

     Notwithstanding the foregoing, NB retains final authority and fiduciary responsibility for proxy voting.

     Conflicts of Interest

     NB has obtained a copy of ISS Policies, Procedures and Practices regarding potential conflicts of interest that could arise in ISS proxy voting services to NB as a result of business conducted by ISS. NB believes that potential conflicts of interest by ISS are minimized by these Policies, Procedures and Practices, a copy of which is attached hereto as Exhibit B.

     ISS will vote proxies in accordance with the proxy voting guidelines described in Section III or as ISS recommends. NB believes that this process is reasonably designed to address material conflicts of interest that may arise between NB and a client as to how proxies are voted.

     In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with ISS recommendations, such NB Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted by the Proxy Committee from time to time. Such questionnaire will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner.

The Proxy Committee will review the questionnaire completed by the NB Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client or clients, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional. In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients.

In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines described in Section III or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     In the event that the proxy voting guidelines described in Section III do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients.

In the event that the Proxy Committee determines that such vote presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or (iii) engage another independent third party to determine how proxies should be voted.

       Material conflicts cannot be resolved by simply abstaining from voting.

  Recordkeeping

NB will maintain records relating to the implementation of these proxy voting policies and procedures, including:

     a copy of these policies and procedures, which shall be made available to clients upon request;

     proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or ISS);

     a record of each vote cast (which ISS maintains on NB's behalf);

     a copy of each questionnaire completed by any NB Investment Professional under Section V above;

     any other document created by NB that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

     each written client request for proxy voting records and NB's written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.

    Disclosure

Except as otherwise required by law or with the consent of the client, NB has a general policy of not disclosing to any issuer or third party how NB or its voting delegate voted a client's proxy.

                                                Effective June 2003

                                                    Exhibit A

                        ISS Proxy Voting Guidelines Summary

The following is a concise summary of ISS's proxy voting policy guidelines.

                                          Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

 o An auditor has a financial interest in or association with the company, and is therefore not independent

 o   Fees for non-audit services are excessive, or

 o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

                                    Board of Directors

Voting on Director Nominees in Uncontested Elections

     Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

     Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

     Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees

     Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

                           Shareholder Rights

Shareholder Ability to Act by Written Consent

     Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

     Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

     Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

     Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting

     Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

                                 Proxy Contests

Voting for Director Nominees in Contested Elections

     Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

     Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

                                Poison Pills

     Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

                      Mergers and Corporate Restructurings

     Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

                            Reincorporation Proposals

     Proposals to change a company's state of incorporation should be evaluated on a CASEBY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

                                 Capital Structure

Common Stock Authorization

     Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

     Vote AGAINST proposals to create a new class of common stock with superior voting rights.

     Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

o It is intended for financing purposes with minimal or no dilution to current shareholders

o It is not designed to preserve the voting power of an insider or significant shareholder

                       Executive and Director Compensation

     Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

     Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

        o    Historic trading patterns

        o    Rationale for the repricing

        o    Value-for-value exchange

        o    Option vesting

        o    Term of the option

        o    Exercise price

        o    Participation

  Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

        o    Purchase price is at least 85 percent of fair market value

        o    Offering period is 27 months or less, and

        o    Potential voting power dilution (VPD) is ten percent or less.

     Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

  Shareholder Proposals on Compensation

     Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

                          Social and Environmental Issues

     These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

     In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Concise Global Proxy Voting Guidelines

Following is a concise summary of general policies for voting global proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

    Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

   o  there are concerns about the accounts presented or audit procedures used;
      or

   o the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

   o there are serious concerns about the accounts presented or the audit procedures used;

   o  the auditors are being changed without explanation; or

   o nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

       Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

   o there are serious concerns about the statutory reports presented or the audit procedures used;

   o  questions exist concerning any of the statutory auditors being appointed;
      or

   o the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

   Allocation of Income

Vote FOR approval of the allocation of income, unless:

   o the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

   o    the payout is excessive given the company's financial position.

   Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

     Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

  Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

     Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

     Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

 Amend Quorum Requirements

     Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

  Director Elections

Vote FOR management nominees in the election of directors, unless:

 o there are clear concerns about the past performance of the company or the board; or

 o  the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

Director Compensation

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

        Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

 o there are serious questions about actions of the board or management for the year in question; or

 o  legal action is being taken against the board by other shareholders.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

    Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

o the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

o the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances
      (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

   Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

   Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure. Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

   Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote  proposals  to  increase  blank  check   preferred   authorizations   on  a
CASE-BY-CASE basis.

   Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

   Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

   Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans:

Vote FOR share repurchase plans, unless:

  o   clear evidence of past abuse of the authority is available; or

  o   the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

  Reorganizations/Restructurings:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

  Mergers and Acquisitions:

Vote FOR mergers and acquisitions, unless:

   o the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

   o the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

   Mandatory Takeover Bid Waivers:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

   Reincorporation Proposals:

Vote reincorporation proposals on a CASE-BY-CASE basis.

   Expansion of Business Activities:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

   Related-Party Transactions:

Vote related-party transactions on a CASE-BY-CASE basis.

   Compensation Plans:

Vote compensation plans on a CASE-BY-CASE basis.

   Antitakeover Mechanisms:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

   Shareholder Proposals:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote  AGAINST  proposals  that  limit  the  company's  business   activities  or
capabilities or result in significant costs being incurred with little or no benefit.

                                                     Exhibit B

                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]

                 Policies, Procedures and Practices Regarding
                        Potential Conflicts of Interest

     Although ISS's proxy research covers more than 22,000 companies across 80 markets worldwide, it is rare that we encounter potential conflicts of interest that would preclude us from making a vote recommendation. By applying our voting policies consistently across proxy proposals and by issuing vote recommendations strictly according to policy, potential conflicts of interests are minimized.

     Additionally, we believe that shareholders benefit when issuers use ISS products and services to craft proposals that are consistent with ISS's policies, but we are also aware of the potential conflicts of interest that exist between ISS's proxy advisory service, which provides proxy analyses and vote recommendations to institutional investors, and ISS's corporate services, which provides issuers with information on ISS voting policies.

     To neutralize potential conflicts, ISS has adopted a number of policies and practices to guard against any possible conflicts of interest that could arise:

     Regulatory Oversight-ISS is a Registered Investment Advisor and is subject to the regulatory oversight of the Securities and Exchange Commission under the Investment Advisers Act of 1940. Commission staff has performed audits of ISS, including ISS's policies and procedures with respect to potential conflicts.

     Board Policy-The ISS Board of Directors resolved that the development and application of ISS's proxy voting policies, including without limitation the establishment of voting standards and policies and the making of vote recommendations, is and shall remain solely the responsibility of ISS's management and employees who shall at all times act in accordance with the standards set forth in ISS's Code of Conduct.

     Ownership-ISS will recuse itself from making a vote recommendation in rare cases when an ISS ownership party is the sponsor of a shareholder proposal. When possible, ISS will attempt to engage a qualified third party to perform the proxy analysis and issue an independent recommendation to ISS clients.

     Transparency of Voting Policies-ISS makes its proxy voting policies readily available to issuers and investors. The ISS Proxy Voting Manual, which describes all of ISS's policies and the analytical framework for making vote decisions on every major issue, is available to subscribing institutions and corporations.

Page Two

Policies, Procedures and Practices Regarding

     Potential Conflicts of Interest

     Full Disclosure-Sunlight is the best disinfectant. Therefore, each ISS corporate advisory relationship with an issuer is disclosed to all ISS institutional subscribers who receive a relevant proxy analysis. ISS policy requires every ISS proxy analysis to carry a disclosure statement if any goods or services were sold to the issuer (or were purchased on its behalf by any of the company's agents) within the past 12 months. This legend is added to the research document via a software program just prior to the delivery of the document. As such, the existence of the advisory arrangements is not revealed to the research analysts as they prepare vote recommendations for the meeting. This process insures that the analyst's objectivity won't be compromised. Upon request of a client, ISS will provide all of the details concerning the specific goods and services sold to the issuer, including the price.

     Separate Staffs/Physical Separation-ISS maintains separate staffs for its corporate advisory and proxy analysis operations. The Domestic Research department prepares proxy analyses and vote recommendations. The Corporate Programs department analyzes draft proxies and provides issuers with insights regarding how investors may react to the proposal. These two departments are staffed and managed by different groups of individuals. To avoid accidental discovery of a corporate client, Corporate Programs uses segregated office equipment and information databases.

     No Guarantees-Issuers purchasing corporate advisory services or access to a web-based product sign an agreement that acknowledges that utilization of such services in no way guarantees a positive vote recommendation from ISS's Proxy Advisory Service. (In fact, approximately 25 percent of all issuers who use ISS's services subsequently submit proposals that receive a negative recommendation from ISS's Proxy Advisory Service, a sure indicator that there is no quid pro quo.)

     Blackout Period-Corporate Programs staff will only work with issuers or their representatives when no "live" voting issue is pending. Inquiries from issuers or their advisers that are received while ISS is actively preparing a proxy analysis are routed to the Domestic Research department. This "blackout period" runs from immediately after definitive proxy materials are filed with the SEC through the date of the shareholders' meeting.

     No Backroom Deals-ISS requires issuers to provide written documentation-signed by an executive level manager-before it will incorporate any previously undisclosed information or data into a proxy analysis. These executed documents are referenced or reproduced in the proxy analysis and are available to clients upon request.

     We manage all aspects of our business with the highest level of integrity and take extraordinary care to ensure that complete objectivity is maintained within our research and advisory operations.

                                                       Updated: April 2003


         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

         Oppenheimer Funds Portfolio Proxy Voting Policies and Procedures August 1, 2003


     These Portfolio Proxy Voting Policies and Procedures set forth the proxy voting guidelines and procedures adopted by the boards of the Oppenheimer funds to be followed by the Oppenheimer funds in voting proxies relating to securities held by (i) the Oppenheimer funds, and (ii) the funds for which OppenheimerFunds, Inc. ("OFI") is the sub-advisor unless OFI has been directed to the contrary in writing by the fund's adviser.

A.       Accounts for which OFI has Proxy Voting Responsibility

     Under the investment advisory agreement between OFI and each Oppenheimer fund, OFI regularly provides investment advice and recommendations to the fund with respect to its investments, investment policies and the purchase and sale of securities. Voting proxies relating to securities held by the fund ("portfolio proxies") is within OFI's responsibility to supervise the fund's investment program.

     In addition, OFI is the sub-adviser for more than 20 funds across 12 outside fund families. Pursuant to the sub-advisory agreement between OFI and each such fund's advisor, OFI is responsible for portfolio proxy voting unless the adviser has directed OFI to the contrary in writing.

B.       Objective

     o OFI has a fiduciary duty under its investment advisory and sub-advisory agreements to vote portfolio proxies in the best interests of the fund and its shareholders. OFI undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the funds.

     When making proxy voting decisions on behalf of the Funds, OFI adheres to its Proxy Voting Guidelines. These Guidelines set forth OFI's position on routine issues and parameters for assessing non-routine issues.

     In the case of social and political responsibility issues, OFI believes they do not primarily involve financial considerations and OFI abstains from voting on those issues.


C.       Proxy Voting Agent

     OFI has retained Institutional Shareholder Services ("ISS") of Baltimore, Maryland as its proxy voting agent. ISS is a leading proxy research, voting and vote reporting service. OFI has directed the custodian bank for each fund advised or sub-advised by OFI to forward portfolio proxies to ISS.

     ISS apprises OFI electronically via postings to a password-protected website of pending shareholder meetings. ISS votes each fund's portfolio proxies per the Oppenheimer Funds Portfolio Proxy Voting Guidelines. As part of the electronic posting of upcoming shareholder meeting, ISS includes (i) the company's recommended vote for each proposal, (ii) the ISS recommended vote for each proposal, and (iii) any associated ISS research. A designated OFI paralegal is responsible for monitoring the ISS electronic postings, and for conveying the voting instructions of OFI's portfolio managers in those instances where the OFI policy is to vote a particular type of proposal on a case-by-case basis. Although OFI may consider the ISS research and analysis as part of its own review of a proxy proposal, OFI bears ultimate responsibility for how portfolio proxies are voted.

     ISS maintains records of portfolio proxy voting. ISS provides quarterly reports to OFI's Legal Department that include the information required by the SEC rules, including for each voting security owned by each fund:

o        The name of the issuer of the portfolio security;
o        The exchange ticker symbol of the portfolio security;
o        The CUSIP number for the portfolio security;
o        The shareholder meeting date;
o        A brief identification of the matter voted on;
o        Whether the matter was proposed by the issuer or by a security holder;
o        Whether the fund cast its vote on the matter;
o How the fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
o        Whether the fund cast its vote for or against management.

        The ISS reports also include the ISS recommended vote on each proposal.


D.       Proxy Voting Coordinator

     The Proxy Voting Coordinator, who reports to a senior attorney within OFI's Legal Department, is responsible for monitoring proxy voting by the proxy voting agent. The Proxy Voting Coordinator deals directly with the proxy voting agent and, as to questions referred by the proxy voting agent, will solicit recommendations and instructions from OFI's investment professionals, as appropriate. The Proxy Voting Coordinator will review the investment professionals' recommendation with the senior attorney in determining how to vote the portfolio proxy. The Proxy Voting Coordinator is responsible for ensuring that these questions are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting agent.




E.       Conflicts of Interest

     OFI's primary consideration when voting proxies is the financial interests of the Funds and their shareholders. It is possible that a conflict of interest may arise between the interests of the Fund's shareholders and OFI or its directly-controlled affiliates in voting a portfolio proxy. A potential conflict of interest situation may include where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of the company soliciting the proxy, and failure to vote the proxy as recommended by the company's management might harm the OFI affiliate's business relationship with the company. In order to prevent potential conflicts of interest between OFI and its directly-controlled affiliates, OFI and its directly-controlled affiliates each maintain separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. When voting proxies on behalf of Fund shareholders, OFI votes in a manner consistent with the best interest of the Fund and its shareholders, and votes a company's proxies without regard to any other business relationship between OFI (or its directly-controlled affiliates) and the company.



F.       Proxy Voting Guidelines

     The Portfolio Proxy Voting Guidelines adopted by the boards of the Oppenheimer funds are attached. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. The Oppenheimer Funds Portfolio Proxy Voting Guidelines address the issues OFI has most frequently encountered in the past several years.

                   Oppenheimer Funds Portfolio Proxy Voting Guidelines
                                   August 1, 2003



Summary

     With reference to the Proxy Voting Guidelines set forth below, highlights of the Oppenheimer funds' current policies on routine and non-routine proxy proposals may be summarized as follows:

o We vote with the recommendation of the company's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.

o In general, we oppose anti-takeover proposals and support elimination of anti-takeover proposals, absent unusual circumstances.

o    We  support   shareholder   proposals  to  reduce  a  super-majority   vote
     requirement.

o    We oppose management proposals to add a super-majority vote requirement.

o We oppose proposals to classify the board of directors. A company that has a classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year terms and the entire board stands for election each year. We believe classified boards inappropriately limit the ability of shareholders to effect change in a board's composition.

o We support proposals to eliminate cumulative voting. Cumulative voting permits a shareholder to amass (cumulate) all his or her votes for directors and apportion these votes among one, a few, or all of the directors on a multi-candidate slate. We believe cumulative voting promotes special interest candidates who may not represent the interests of all shareholders.

o    We oppose re-pricing of stock options.

o In general, we consider executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect. While we generally support management proposals, we oppose compensation plans we consider to be excessive.

                               Oppenheimer Funds
                            Proxy Voting Guidelines



1.0      The Board of Directors

1.01     Voting on Director Nominees

         Vote FOR each Director Nominee, except:

          Vote against individual Director if he/she attended less than 75% of Board meetings; vote against employee-director who sits on audit, compensation or nominating committee; vote against entire board if company lacks either an audit, compensation or nominating committee; vote against entire Board if company has poor long-term performance (to be reviewed case-by-case).

          Examples  of  poor  long-term  performance  include:  negative  5-year
          annualized  shareholder  return,  or  under-performance   against  the
          company's peer group and/or index for 5 consecutive years.

1.02     Elect Compensation Committee or Audit Committee

         OPPOSE if Committee is not fully composed of Independent Directors.

         An Independent Director is defined as a director that:

     o Has not been employed by the company or any affiliate in an executive capacity within the last five years.

     o Is not a member of a firm that is one of this company's paid advisors or consultants.

     o    Is not employed by a significant customer or supplier of the company.

     o    Does not have a personal services contract with the company.

     o Is not employed by a tax-exempt organization that receives significant contributions from the company.

     o Is not a relative of the management of the company ("relative" defined as a parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships.

     o Has not had any business relationship that would be required to be disclosed under Regulation S-K.

     o a director's fees must be the sole compensation an audit committee member receives from the company.1


1.03     Establish a Nominating Committee

          Oppose if less than all Directors on the Nominating Committee are Independent Directors.

1.04     Limit Composition of Committee(s) to Independent Directors

          Review on a case-by-case basis. Audit, Compensation and Nominating/Corporate Governance Committees shall be fully composed of Independent Directors; a majority of all other Committees shall be composed of Independent Directors.

1.05     Require that Directors' Fees be Paid in Stock

         Vote WITH MANAGEMENT.

1.06     Approve Increase in Board Size

          Consider  on  a  CASE-BY-CASE   basis,  with  consideration  given  to
          maintaining   or   improving   ratio  of   Independent/Non-Independent
          Directors.

1.07     Approve Decrease in Board Size

          SUPPORT     if     maintaining      or     improving      ratio     of
          Independent/Non-Independent Directors.

1.08     Classify Board of Directors

          Vote AGAINST proposal to classify the board of directors.

          Vote FOR proposals to repeal classified boards and to elect all directors annually.

          In addition, if more than 50% of shareholders request repeal of the classified board and the board remains classified, withhold votes for those directors at the next meeting at which directors are elected.

          Discussion. A company that has a classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year terms and the entire board stands for election each year. We believe classified boards inappropriately limit the ability of shareholders to effect change in a board's composition.

1.09     Officers/Directors Liability and Indemnification

         SUPPORT proposal if it conforms to state law.

1.10     Director Age Restrictions

          OPPOSE proposal to impose or lower director age restrictions. We believe management is in the best position to assess whether if a Director is functioning effectively.

1.11     Establish Term Limits for Directors

         Vote WITH MANAGEMENT.

1.12     Mandatory Retirement Age for Directors

         OPPOSE provided there are term limits for Directors.

1.13     Separate CEO & Chairman Positions

          Vote WITH MANAGEMENT. We believe the working relationship between a company and its board is an ordinary business matter to be determined by management in recommending whether to separate the CEO and Chairman positions.

1.14     Require Annual Election of Directors

          Vote FOR. Also support a shareholder proposal that the Independent Directors meet regularly without management.

1.15     Require that a Majority of Directors be Independent

          Vote FOR proposal that a majority of Directors be Independent.

          Consider   proposals  that  more  than  a  majority  of  Directors  be
          Independent on a CASE-BY-CASE basis.

1.16     Establish Director Stock Ownership Requirements

         Vote WITH MANAGEMENT

2.0      Auditors

2.01     Ratify Selection of Auditors

          Vote FOR proposal to ratify selection of auditors, unless the auditor has failed to qualify as independent under the Sarbanes-Oxley Act of 2002. For example, in an effort to reduce conflicts of interest in services performed by audit firms, the Sarbanes-Oxley Act of 2002 prohibits auditors from engaging in nine categories of non-audit services.

2.02     Approve Discharge of Auditors

         Examine on a CASE-BY-CASE  basis.

2.03     Audit Firm Rotation

         Vote AGAINST shareholder proposal asking for audit firm rotation.

     Section 203 of the Sarbanes-Oxley Act adequately addresses rotation, in the context of partner rotation. Section 203 specifies that the lead and concurring partner must be subject to rotation requirements after five years. The rules specify that the lead and concurring partner must rotate after five years and be subject to a five-year "time out" period after rotation. Additionally, certain other significant audit partners are subject to a seven-year rotation requirement with a two-year time out period.

     OFI believes that requiring audit firm rotation, given the few choices remaining among top tier accounting firms, is unduly burdensome.

3.0      Proxy Contest Defenses

3.01     Eliminate Cumulative Voting

         Vote FOR proposal to eliminate cumulative voting.

          Cumulative voting permits a shareholder to amass (cumulate) all his or her votes for directors and apportion these votes among one, a few, or all of the directors on a multi-candidate slate. We believe cumulative voting promotes special interest candidates who may not represent the interests of all shareholders.

3.02     Provide for Confidential Voting

         OPPOSE.

          If a proxy solicitor loses the right to inspect individual proxy cards in advance of a meeting, this could result in many cards being voted improperly (wrong signatures, for example) or not at all, with the result that companies fail to reach a quorum count at their annual meetings, and therefore these companies to incur the expense of second meetings or votes.

4.0      Tender Offer Defenses

4.01     Management Proposal to adopt shareholders rights plan ("poison pill")

          These plans are generally adopted to discourage "hostile" advances on a company. In one common type of plan, shareholders are issued rights to purchase shares at a bargain price if a raider acquires a certain percentage of the company's outstanding shares.

          OFI will generally Oppose adopting "poison pill" plans unless the following factors are present: (1) sunset provision of three years; qualifying clause that permits shareholders to redeem the pill in the face of a bona fide tender offer; and record of giving shareholders an opportunity to consider prior tender offers; and (2) absence of other takeover defenses or provisions for independent director review of poison pill, with option to renew poison pill.

4.02     Submit Poison Pill to Shareholder Vote

         Vote FOR.

4.03 Allow Board to use all outstanding capital authorizations in the event of public tender or share exchange offer

         OPPOSE.

4.04     Super-Majority Vote Requirements

          Vote  FOR   shareholder   proposal  to  reduce   super-majority   vote
          requirement.

         Vote AGAINST management proposal to require supermajority vote.

4.05     Anti-Greenmail Amendments

          Greenmail proposals, submitted by both management and shareholders, are aimed at preventing a company from buying a large block of its own stock at an above-market price in order to prevent a takeover or proxy fight. OFI believes greenmail provides no economic benefit to anyone but the greenmailer.

          Vote FOR proposals to adopt anti-greenmail amendments of the company's bylaws or articles of incorporation or that otherwise restrict a company's ability to make greenmail payments.

5.0      Corporate Governance

5.01     Establish Shareholder Advisory Committee

         Vote WITH MANAGEMENT

5.02     Shareholders' Right to Call a Special Meeting

          Vote FOR shareholder proposal to enable shareholders to call special meeting consistent with state statutes.

6.0      Capital Structure

6.01     Increase Authorized Common Stock

          SUPPORT up to 100% of current authorization, in absence of specific need for additional authorization.

6.02     Issue Tracking Stock

          In these situations, a company creates a new class of stock that is tied to a specific segment of the company. The general assumption is that the company as a whole is undervalued. The rationale for the tracking stock is that it enables investors to more effectively analyze the designated segment of the company, leading to a higher overall value for the company.

          OPPOSE if creation of tracking stock is bundled with adverse corporate governance changes.

6.03     Submit Preferred Stock Issuance to Vote

          SUPPORT shareholder proposal to submit preferred stock issuance to shareholder vote.

6.04     Issue "Blank Check" Preferred Stock

          OPPOSE issuance of "blank check" preferred stock, which could be used for the "poison pill" defense.

6.05     Increase Authorization of "Blank Check"  Preferred Stock

          OPPOSE unless: (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.


6.06     Pledge of Assets for Debt (Generally, Foreign Issuers)

          In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300 percent.

          OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100 percent. Any increase beyond 100 percent will require further assessment, with a comparison of the company to its industry peers or country of origin.

7.0      Compensation

          We review compensation proposals on a CASE-BY-CASE basis.

          In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect (see section 7.04, below). While we generally support management proposals, we oppose compensation proposals we believe are excessive, with consideration of factors including the company's industry, market capitalization, revenues and cash flow.

7.01     Employee Stock Purchase Plan

         Vote FOR unless the offering period exceeds 12 months.


7.02     Cash Bonus Plan

          Consider  on  a  CASE-BY-CASE   basis.   In  general,   OFI  considers
          compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

7.03     Non-Employee Director Stock Plans

          Vote in favor if the number of shares reserved is less than 3% of outstanding shares, and the exercise price is 100% of fair market value.

7.04     Executive Stock Based Plans

          OFI generally votes FOR management proposals, unless we believe the proposal is excessive.

          In casting its vote, OFI reviews the ISS recommendation per a "transfer of wealth" binomial formula that determines an appropriate cap for the wealth transfer based upon the company's industry peers.2


7.05     Bonus for Retiring Director

          Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company's accomplishments during the Director's tenure, and whether we believe the bonus is commensurate with the Director's contribution to the company. .

7.06     Proposal to Re-price Stock Options

         OPPOSE.

7.07     Submit Severance Agreement to Shareholder Vote

          Vote AGAINST shareholder proposal to submit severance agreements to shareholder vote.

7.08     Shareholder Proposal to Limit Executive Compensation

         Vote WITH MANAGEMENT

          7.09  Shareholder   Proposal  to  Submit  Executive   Compensation  to
          Shareholder Vote

         Vote WITH MANAGEMENT

          7.10 Treatment of Stock Option Awards: Require Expensing of Stock Options Awards

          Until there is certainty on the required accounting treatment for expensing of stock options, consider shareholder proposals requiring that stock options be expensed on a CASE-BY-CASE basis. Factors we consider typically include the time period over which the options were granted, the methodology for valuing the options, and the impact on the company's balance sheet.

8.0      State of Incorporation

8.01     Proposal to Change the Company's State of Incorporation

          Examine on a CASE-BY-CASE basis taking into account impact of state takeover statutes.

9.0      Mergers and Restructuring

9.01     Mergers and Acquisitions

          Votes on mergers and acquisitions should be considered on a case-by-case basis. Factors considered typically include: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

9.02     Corporate Restructuring

          Votes  on  corporate  restructuring   proposals,   including  minority
          squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

9.03     Spin-offs

          Votes on spin-offs should be considered on a case-by-case basis. Factors considered typically include: tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

9.04     Asset Sales

          Votes on asset sales should be made on a case-by-case basis. Factors considered typically include: the impact on the balance sheet/working capital, value received for the asset, and potential elimination of non-economies of scale.

9.05     Liquidations

          Votes on liquidations should be made on a case-by-case basis. Factors considered typically include: management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

9.06     Appraisal Rights

          Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

9.07     Changing Corporate Name

          Vote WITH MANAGEMENT. We believe this to be an ordinary business matter to be determined by management.

9.08     Severance Agreements that are Operative in Event of Change of Control


          Review    case-by-case,    with    consideration    given    to    ISS
          "transfer-of-wealth" analysis (see footnote to section 7.04, above).




--------
1 Per the proposed NYSE corporate governance standards for listed companies.

1 As part of its binomial formula, ISS considers long-term corporate performance (both absolute and relative to the industry), cash compensation, categorization of the company as emerging, growth or mature, and administrative features (such as whether the administering committee is permitted to re-price out-of-money options without shareholder approval). If ISS determines that the "transfer of shareholder wealth" (the dollar cost to shareholders of the executive compensation plan) would be excessive under its model, ISS will recommend a vote against the executive stock-based compensation plan.

                      Pacific Investment Management Company LLC
                      Proxy Voting Policies and Procedures

The following are general proxy voting policies and procedures ("Policies and Procedures") adopted by Pacific Investment Management Company LLC ("PIMCO"), an investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act").1 PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") and separate investment accounts for other clients.2 These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission ("SEC") and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO's Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), as set forth in the Department of Labor's rules and regulations.3

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. PIMCO's authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.4

Set forth below are PIMCO's Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following  circumstances:
(1) when the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

Conflicts of Interest

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:

     1.   convening an ad-hoc committee to assess and resolve the conflict;5

     2. voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

     3.   voting  the  proxy  in  accordance  with  the   recommendation  of  an
          independent third-party service provider;

     4. suggesting that the client engage another party to determine how the proxies should be voted;

     5.   delegating the vote to an independent third-party service provider; or

     6. voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.





Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client's proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client's proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

Review and Oversight

PIMCO's proxy voting procedures are described below. PIMCO's Compliance Group will provide for the supervision and periodic review, no less than on a quarterly basis, of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC ("IMS West") to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

     1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO's Middle Office Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

     2. Conflicts of Interest. PIMCO's Middle Office Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to the appropriate portfolio manager for consideration. However, if a conflict does exist, PIMCO's Middle Office Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

     3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

     4. Review. PIMCO's Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO's Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision as to how it should be voted.

     5. Transmittal to Third Parties. IMS West will document the portfolio manager's decision for each proxy received from PIMCO's Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO's response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

     6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO ("Affiliates") may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO's agents are prohibited from disclosing information regarding PIMCO's voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

Categories of Proxy Voting Issues

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders' best interests, and therefore in the best economic interest of PIMCO's clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client's proxies.

         Board of Directors

     1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

     2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

     3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board;
          (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer's securities.

     4.   Separation  of Chairman  and CEO  Positions.  PIMCO may  consider  the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board's ability to review and oversee management's actions; and (ii) any potential effect on the issuer's productivity and efficiency.

     5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

     6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors:
          (i) the benefits of additional  vested interest in the issuer's stock;
          (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.



         Proxy Contests and Proxy Contest Defenses

     1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management's track record; (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering shareholders;
          (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

     2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

     3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

     4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

     5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director's ability to work for all shareholders.

     6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer's charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

         Tender Offer Defenses

     1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer;
          (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

     2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and
          (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

     3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

         Capital Structure

     1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

     2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

     3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer's existing authorized shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

     4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer's existing authorized stock; and
          (ii) issues related to delisting the issuer's stock.

         Executive and Director Compensation

     1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.



     2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer's shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

     3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

         State of Incorporation

     StateTakeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer's board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

         Mergers and Restructurings

     1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer's shareholders.

     2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management's efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

         Investment Company Proxies

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client;
(ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

     1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund's performance.

     2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

     3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

     4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

     5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

     6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund's portfolio.

     7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor's reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

     8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

     9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund's past performance; and (iii) the terms of the liquidation.

     10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund's charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

     11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and
          (iii) the increased flexibility available.

     12. Change in Fund's Subclassification. PIMCO may consider the following when voting on a change in a fund's subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

         Distressed and Defaulted Securities

     1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

     2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.


        Miscellaneous Provisions

     1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to "transact such other business as may properly come before the meeting." PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to "transact such other business as may properly come before the meeting": (i) whether the board is limited in what actions it may legally take within such authority; and
          (ii) PIMCO's responsibility to consider actions before supporting them.

     2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

     3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.

     4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client's instruction to vote proxies in a specific manner and/or in a manner different from these Policies and
          Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

                                                     * * * * *



     --------

     1 These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

     2 These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

     3    Department  of Labor  Bulletin  94-2,  29 C.F.R.  2509.94-2  (July 29,
          1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client's account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

     4 For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.

     5 Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

                                  PIMCO EQUITY
                                   ADVISORS



PIMCO Equity Advisors LLC

Proxy Voting Policy and Procedures

Version 1.2 - Effective August 1, 2003

Allianz Dresdner Asset Management of America L.P.

ADAM Proxy Voting Policy and Procedures

General Policy

Allianz Dresdner Asset Management of America L.P. and its subsidiaries (collectively, "ADAM Advisers") vote proxies as part of its authority to manage, acquire, and dispose of account assets, unless the client has explicitly reserved the authority for itself. When voting proxies, ADAM Advisers' primary objective is to make voting decisions solely in the best interests of its clients. ADAM Advisers will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

This policy sets forth the general standards for proxy voting whereby an ADAM Adviser has authority to vote its client's proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services.

The general policy contains the following standards for each ADAM Adviser:

o        Exercising responsibility for voting decisions

o Obligation to vote must be clearly established based on written guidelines

o        Resolving conflicts of interest

o        Making appropriate disclosures to clients

o        Creating and maintaining appropriate records

o        Providing clients access to voting records

o        Outsourcing the proxy voting administrative process


Responsibility for Voting Decisions


Chief Investment Officer

Exercise of shareholder voting rights is an investment decision. Accordingly, it is the responsibility of the Chief Investment Officer of the ADAM Adviser to ensure that voting decisions are organized and conducted in accordance with portfolio objectives, and any applicable legal requirements and client expectations, if any. In order to ensure that this obligation is carried out, the Chief Investment Officer of each ADAM Adviser (or line of business, if appropriate) shall designate an employee or a committee to be responsible for all aspects of the exercise of shareholder rights (the "Proxy Committee").

Proxy Committee

The Proxy Committee shall be governed by this policy and will perform the following duties:

o Execute or engage a third party service provider to vote proxies in accordance with the Company's guidelines;

o Document, in the form of a report, the resolution of any conflicts of interest between the ADAM Adviser and its clients, and provide or make available, adequate documentation to support that conflicts were resolved in a fair, equitable and consistent manner that is in the interest of clients;

o Approve and monitor the outsourcing of voting obligations to third-parties; and

o Oversee the maintenance of records regarding voting decisions in accordance with the standards set forth by this policy.

The Proxy Committee shall review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services.

Obligation to Vote Must be Clearly Established

When an investment management or client relationship is established, the obligation of the ADAM Adviser to vote may be inherent in the relationship or, in some cases, implied as a matter of law. In some situations, the client may prefer to vote (or direct the voting) for portfolio securities.

ADAM Adviser's obligation with respect to voting rights should be explicitly identified in each client Investment Advisory Agreement. A specific clause in the agreement should explain the rights of each party as well as identify if any Proxy Voting Service is used.

Voting Proxies

Written Voting Guidelines

Each ADAM Adviser must establish general voting guidelines for recurring proposals ("Voting Guidelines"). (See Appendix No. 3 for reference.)

Flexibility

The Voting Guidelines should address routine as well as significant matters commonly encountered. The Voting Guidelines should permit voting decisions to be made flexibly while taking into account all relevant facts and circumstances.

Cost-Benefit Analysis Involving Voting Proxies

An ADAM Adviser shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, an ADAM Adviser may refrain from voting a proxy on behalf of its clients' accounts.

In addition, an ADAM Adviser may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on the ADAM Advisers' ability to vote such a proxy. These issues may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner's ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Resolving Conflicts of Interest

An ADAM Adviser may have conflicts that can affect how it votes its clients' proxies. For example, the ADAM Adviser may manage a pension plan whose management is sponsoring a proxy proposal. An ADAM Adviser may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, the ADAM Adviser may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interests of the client affected by the shareholder right. For this reason, ADAM Advisers shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

In order to prevent potential conflicts between ADAM affiliates and ADAM group companies, all ADAM Advisers maintain separate and distinct investment decision-making processes, including proposed or actual actions with respect to corporate governance matters affecting portfolio holdings. All ADAM Advisers have implemented procedures to prevent the sharing of business and investment decision objectives, including Proxy Voting decisions.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Chief Investment Officer of each ADAM Adviser shall designate an employee or a proxy committee to be responsible for addressing how the ADAM Adviser resolves such material conflicts of interest with its clients.


Making Appropriate Disclosures to Clients

ADAM Advisers shall provide clients with a summary of this policy in the form of a general Proxy Voting Policy Statement (See Appendix No. 1). The delivery of this statement can be made in Part II of Form ADV or under separate cover. In the initial year of adoption of this policy, a letter should accompany Form ADV that advises clients of the new disclosure. (See Appendix No. 2 for a sample letter).

Creating and Maintaining Appropriate Records

Recordkeeping Requirements

In keeping with applicable law1, ADAM Advisers' recordkeeping requirements are as follows:

o        Copies of the ADAM Advisers Proxy Voting Policy and Procedures;

o Copies or records of each proxy statement received with respect to clients' securities for whom an ADAM Adviser exercises voting authority; Records of votes cast on behalf of clients;

o Records of each vote cast as well as certain records pertaining to the ADAM Adviser's decision on the vote;

o        Records of written client request for proxy voting information;

Records of written responses from the ADAM Adviser to either written or oral client request;

Retention of Records

Records are kept for at least six years following the date that the vote was cast. An ADAM Adviser may maintain the records electronically. Third party service providers may be used to maintain proxy statements and proxy votes.

Providing Clients Access to Voting Records


Access by Clients

Generally, clients of an ADAM Adviser have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective account or strategy.

Shareholders and unit-holders of commingled funds managed by an ADAM Adviser shall have such access to voting records pursuant to the governing documents of the commingled fund.

Access by Third Parties

Voting actions are confidential and may not be disclosed to any third party except as may be required by law or explicitly authorized by the client.

Outsourcing The Proxy Voting Process

To assist in the proxy voting process, an ADAM Adviser may retain an independent third party service provider to assist in providing in-depth research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided to an ADAM Adviser should offer a variety of fiduciary-level, proxy-related services to assist in its handling of proxy voting responsibilities and corporate governance-related efforts.



-----------------------------------------------------------------------------
Endnotes

1 SEC rule 206(4)-6 [17CFR 275.206(4)-6] and amendments to rule 204-2
  [17-CFR 275.204-2] under the Investment Advisers Act of 1940
  [15 U.S.C. 80b] ("Advisers Act" or "Act")

                                   Appendix No. 1

                            Part II Form ADV Disclosure



General Proxy Voting Policy

PIMCO Equity Advisors LLC (the "Company") typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, the Company's primary objective is to make voting decisions solely in the best economic interests of its clients. The Company will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

The Company has adopted written Proxy Policy Guidelines and Procedures (the "Proxy Guidelines") that are reasonably designed to ensure that the Company is voting in the best interest of its clients. The Proxy Guidelines reflect the Company's general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guideline. Upon receipt of a client's written request, the Company may also vote proxies for that client's account in a particular manner that may differ from the Proxy Guideline. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, the Company may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. The Company may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, the Company may refrain from voting a proxy on behalf of its clients' accounts due to de-minimis holdings, impact on the portfolio, items relating to foreign issuers, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, the Company may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on the Company's ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person,
(iv) restrictions on foreigner's ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

To assist in the proxy voting process, the Company may retain an independent third party service provider to assist in providing research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in the Company's handling of proxy voting responsibilities.




Conflicts of Interest

The Company may have conflicts of interest that can affect how it votes its clients' proxies. For example, the Company or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which the Company votes its clients' proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Chief Investment Officer of the Company may designate an employee or a proxy committee to be responsible for addressing how the Company resolves such material conflicts of interest with its clients.

To obtain a copy of the Policy Guidelines or to obtain information on how your account's securities were voted, please contact your account representative.

                                      Appendix No. 2

                 Sample letter to accompany Proxy Voting Policy Statement



   Insert: Date



   Insert: Client name and address



   Reference: Proxy Voting Policy and Procedure



   Dear Client:



On January 31, 2003 the SEC adopted a new rule 206(4)-6, "Proxy Voting" under the Investment Advisers Act of 1940. The new rule is designed to prevent material conflicts of interest from affecting the manner in which advisers vote its clients' proxies. The new rule requires SEC-registered investment advisers that have authority to vote clients' proxies to adopt written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, including procedures to address any material conflict that may arise between the interest of the adviser and its clients. The adviser must describe these policies and procedures to clients upon their request, and disclose to clients how they can obtain information from the adviser about how the adviser has voted their proxies.

In keeping with the disclosure requirements of the new SEC rule we are enclosing a copy of the Company's most recent Form ADV Part II, which includes a description of the Company's Proxy Voting procedures in the form of a General Proxy Voting Policy Statement.

Should you have any questions, please do not hesitate to contact me at insert phone #.



   Sincerely,

                                                           PIMCO EQUITY
                                                             ADVISORS


                               Appendix No. 3
                            PIMCO Equity Advisors
                           Proxy Voting Guidelines



Table of Contents


Proposal
No.      Description                                                                            Pg. No.




Auditor Related..................................................................................5
101......Ratification of Auditors
102.     Auditor Indemnification

Board of Directors...............................................................................5
201......Election of Board of Directors
202.     Board Independence
203.     Changes in Board Size
204.     Cumulative Voting
205.     Director Duties and Stakeholder Laws
206.     Director Indemnification and Liability Protection
207.     Key Committee Composition

Compensation Related.............................................................................6
301......Employee Stock Ownership Plans (ESOP)
302.     Executive/Director/Outside Director Stock Option Plans
303.     401k Employee Benefit Plans
304.     Golden Parachutes
305.     Director Fees
306.     Pension Fund Credits

Capital Structure................................................................................7
401......Authorization of Additional Common Stock
402.     Authorization of Additional Preferred Stock
403.     Issuance of Additional Debt
404.     Reduction of Shares
405.     Share Repurchase Programs
406.     Preemptive Rights
407.     Adjustments to Par Value of Common Stock
408.     Debt Restructurings






Proxy Voting Guidelines
Table of Contents (Continued)


Proposal
No.      Description                                                                           Pg. No.




Corporate Transactions...........................................................................8
501......Mergers and Acquisitions
502.     Asset Sales
503.     Changing Corporate Name
504.     Corporate Restructurings
505.     Liquidations
506.     Spin-Offs

Anti-Takeover Defenses and Related Proposals.....................................................9
601......Greenmail
602.     Poison Pills
603.     Supermajority Shareholder Vote Requirements
604.     Classified Boards
605.     Fair Price Provisions
606.     Unequal Voting Rights
607.     Reincorporation/Exemption from Takeover Laws

Other...........................................................................................10
901......Annual Meetings
902.     Confidential Voting, Independent Tabulations and Inspections
903.     Disgorgement Provisions
904.     Mutual Fund Issues
905.     Share-Blocking
906.     Shares Out on Loan








Proxy Voting Guidelines
Table of Contents (Continued)


Proposal
No.      Description                                                                           Pg. No.




Auditor Related.................................................................................12
SP-101...Ratification of Auditors
SP-102.  Independence of Auditors
SP-103.  Audit Firm Rotation

Board of Directors..............................................................................12
SP-201...Minimum Director Stock Ownership
SP-202.  Board Independence
SP-203.  Age Limits
SP-204.  Cumulative Voting
SP-205.  Director Duties and Stakeholder Laws
SP-206.  Director Attendance at Annual Meetings
SP-207.  Key Committee Composition
SP-208.  Limit Director Tenure

Compensation Related............................................................................13
SP-301...Holding Periods
SP-302.  Future Stock Option Awards
SP-303.  Accounting Treatment of Stock Option Awards
SP-304.  Golden Parachutes
SP-305.  Limits on Executive and Director Compensation
SP-306.  Requests for Additional Disclosure of Executive Compensation
SP-307.  Reports on Executive Retirement Benefits

Capital Structure...............................................................................13
SP-401...Preemptive Rights
SP-402.  Authorization of Blank Check Preferred Stock

Corporate Transactions..........................................................................14
SP-501...Rights of Appraisal

Anti-Takeover Defenses and Related Proposals....................................................14
SP-601...Greenmail
SP-602.  Poison Pills
SP-603.  Supermajority Shareholder Vote Requirements
SP-604.  Classified Boards
SP-605.  Fair Price Provisions
SP-606.  Equal Access
SP-607.  Reincorporation/Exemption from Takeover Laws






Proxy Voting Guidelines
Table of Contents (Continued)


Proposal
No.      Description                                                                           Pg. No.




Proxy Contest Defenses..........................................................................14
SP-701...Shareholders' Right to Call Special Meetings
SP-702.  Shareholder Action by Written Consent
SP-703.  Shareholders' Ability to Remove or Elect Directors

Social and Environmental Issues.................................................................15
SP-801...Environmental Issues / CERES Principles
SP-802.  Northern Ireland (MacBride Principles)
SP-803.  South Africa (Statement of Principles)
SP-804.  Other Political/Social/Special Interest Issues

Other...........................................................................................15
SP-901...Annual Meetings
SP-902.  Confidential Voting, Independent Tabulations and Inspections
SP-903.  Abstention Votes
SP-904.  Existing Dual Class Companies
SP-905.  Special Reports/Additional Disclosure
SP-906.  Lack of Information
SP-907.  Shareholder Advisory Committee

-------------------------------------------------------------------------------


                                                           PIMCO EQUITY
                                                            ADVISORS




-------------------------------------------------------------------------------
GUIDELINES FOR VOTING ON MANAGEMENT PROPOSALS

PIMCO Equity Advisors ("PEA") will generally vote on management proposals as follows:


AUDITOR RELATED

101. Ratification of Auditors: PEA will generally vote for management proposals to ratify the selection of auditors unless:

o        The audit firm is not independent in fact or appearance;
o The audit firm has rendered an opinion that is publicly known to not be an indication of the company's true financial position; or
o There are significant doubts that have been publicly raised regarding the audit firm's integrity or objectivity.

102. Auditor  Indemnification:   PEA  will  generally  vote  against  management
     proposals to indemnify the auditors.


BOARD OF DIRECTORS
-------------------------------------------------------------------------------

201. Election of Board of Directors: PEA will generally vote with management for the routine election of directors unless:

a. There are clear concerns due to the company having displayed a record of poor performance;
b.       The board fails to meet minimum corporate governance standards
         (e.g., performance-based executive compensation, board independence, takeover activity); or
c.       Criminal activity by the board or a particular board nominee.

202. Board Independence: PEA will generally vote for management proposals that require the board of directors to be comprised of a majority of independent or unaffiliated directors.

203. Changes in Board Size: PEA will generally vote for management proposals that seek to fix board size and will generally vote against management proposals that give management the ability to change the size of the board without shareholder approval.

-------------------------------------------------------------------------------

204. Cumulative Voting: PEA will generally vote on a case-by-case basis for management proposals regarding cumulative voting.

205. Director Duties and Stakeholder Laws: PEA will generally vote against management proposals to allow the board of directors to consider the interests of stakeholders (constituencies other than shareholders), unless such proposals are considered in the context of the company's commitment to shareholders.

206. Director Indemnification and Liability Protection: PEA will generally vote in favor of management proposals to limit Directors' liability and to broaden their indemnification.

     PEA will generally vote against management proposals that would broaden the Directors' indemnification that would cover acts of absolute negligence or proposals that would cover expenses for monetary damages of directors and officers that violate the duty of care standard.

207. Key Committee Composition: PEA will generally vote for management proposals that require all members of the compensation and nominating committees to be comprised of independent or unaffiliated directors.

--------------------------------------------------------------------------------

COMPENSATION RELATED

301. Employee Stock Ownership Plans (ESOP): PEA will generally vote for management proposals to establish ESOPs or increase authorized shares for existing ESOP's provided that the following criteria are met:

         a.       The purchase price is at least 85% of fair market value;
         b.       The offering period is 27 months or less;
         c.       Voting power dilution is no more than 10%.

302. Executive/Director/Outside Director Stock Option Plans: PEA will evaluate management stock option plan proposals on a case-by-case basis. When reviewing such compensation plans, PEA will generally consider the following criteria:

     a.   That the dilution of existing shares is no more than 5%;

     b.   That the stock option plan is incentive-based;

     c. That the stock option plan does not allow for discounted stock options;

     d. For mature companies, that the stock option plan does not constitute more than 5% of the outstanding shares at the time of approval;

     e. For growth companies, that the stock option plan does not constitute more than 10% of the outstanding shares at the time of approval.

303. 401k Employee Benefit Plans: PEA will generally vote for management proposals to implement a 401(k) savings plan for its employees.

----------------------------------------------------------------------------
COMPENSATION RELATED (CONTINUED)

304. Golden Parachutes: PEA will generally vote for management proposals that require shareholder approval of golden parachutes and will vote for management proposals to limit golden parachutes.

305. Director Fees: PEA will generally vote for management proposals to award directors fees unless the amounts are excessive relative to similar industries and country.

306. Pension Fund Credits: PEA will generally vote against management proposals that include pension fund credits in earnings when determining executive compensation.

-------------------------------------------------------------------------------

CAPITAL STRUCTURE

401. Authorization of Additional Common Stock: PEA will generally vote for management proposals to increase the authorization of common stock if a clear and legitimate business purpose is stated and the increase in authorization does not exceed 100% of shares currently authorized. PEA will generally vote against management proposals to increase the authorized common stock if it will carry preemptive rights or supervoting rights.

     PEA will generally vote for management proposals to increase common share authorization for a stock split as long as authorized shares following the split do not exceed 100% of existing authorized shares.

402. Authorization of Additional Preferred Stock: PEA will generally vote for management proposals to create a new class of preferred stock or for proposals to allow for the issuance of additional shares of preferred stock unless:

     a.   The proposal is for the issuance of blank check preferred stock;

     b. The issuance of preferred stock is greater than 50% of current issued capital;

     c. The newly created preferred stock would have unspecified rights, i.e. voting, conversion, dividend distribution rights;

     d. The additional preferred shares will be used as part of a takeover defense.

403. Issuance  of  Additional  Debt:  PEA will  generally  vote  for  management
     proposals  to  issue   additional   debt   provided   that  the   company's
     debt-to-equity ratio is between zero and one hundred percent.

     PEA  will   evaluate   proposals   on  a   case-by-case   basis  where  the
     debt-to-equity ratio is greater than one hundred percent and will use comparisons to similar industry standards.

--------------------------------------------------------------------------------
CAPITAL STRUCTURE (CONTINUED)

404. Reduction of Shares: PEA will generally vote for management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stocks, provided that such proposals offer a clear and legitimate business purpose.

     PEA will generally vote for management proposals to implement a reverse stock split provided that management proportionately reduces the authorized shares that are in the corporate charter.

405. Share Repurchase Programs: PEA will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

406. Preemptive Rights: PEA will generally vote for management proposals to eliminate preemptive rights.

407. Adjustments to Par Value of Common Stock: PEA will generally vote for management proposals to reduce the par value of common stock.

408. Debt Restructurings: PEA will evaluate debt restructuring management proposals (involving additional common and/or preferred share issuances) on a case-by-case basis. PEA will generally consider the following criteria:

     a.   Reasonableness of the dilution;

     b. The impact that the restructuring and determining if it will be beneficial to existing shareholders;

     c.   The threat of bankruptcy.


CORPORATE TRANSACTIONS
--------------------------------------------------------------------------------

501. Mergers  and  Acquisitions:   PEA  will  evaluate  merger  and  acquisition
     management proposals on a case-by-case basis. PEA will generally consider the following factors:

     a.   Anticipated financial and operating benefits;

     b.   Offer price (cost vs. premium);

     c.   Prospects of the combined companies;

     d.   How the deal was negotiated:

     e. Changes in corporate governance and their impact on shareholder rights;

     f.   Corporate restructuring;

     g.   Spin-offs;

     h.   Asset sales;

     i.   Liquidations;

     j.   Rights of appraisal.

--------------------------------------------------------------------------------
CORPORATE TRANSACTIONS (CONTINUED)

502. Asset Sales: PEA will evaluate asset sale management proposals on a case-by-case basis by generally assessing the impact on the balance sheet / working capital and value received for the asset.

503. Changing Corporate Name: PEA will generally vote for management proposals regarding corporate name changes.

504. Corporate   Restructurings:   PEA  will  evaluate  corporate  restructuring
     management proposals on a case-by-case basis which would include minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

505. Liquidations: PEA will evaluate liquidation proposals by management on a case-by-case basis and will review management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

506. Spin-Offs: PEA will evaluate spin-off proposals on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

-------------------------------------------------------------------------------

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS

601. Greenmail: PEA will generally vote for management proposals to prohibit payment of greenmail, defined as the practice of repurchasing shares from a bidder at an above-market price in exchange for the bidder's agreement not to acquire the target company. PEA will generally vote against management proposals to adopt anti-takeover greenmail provisions.

602. Poison Pills: A poison pill is a strategic move by a takeover-target to make its stock less attractive. A target company with a "pill" (also known as a shareholder rights plan) usually distributes warrants or purchase rights that become exercisable when a triggering event occurs.

     PEA will evaluate poison pill management proposals on a case-by-case basis by considering the following factors:

     a.   Best interest of the existing shareholders;

     b.   The current salaries of the target companies' officers;

     c.   Repurchase price for the shares by the target company;

     d.   Amount of cash invested in target company;

     e.   Percentage of ownership by target company management;

     f.   Perks for target company senior management;

     g.   Attitude toward tax deferral benefiting target company management;

     h.   Target company's employee expenses.

-------------------------------------------------------------------------------
ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS (CONTINUED)

     PEA will generally vote for management proposals to require shareholder ratification of poison pills or that request the board of directors to redeem poison pills.

603. Supermajority Shareholder Vote Requirements: PEA will generally vote for management proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions or other business combinations and will generally vote against management proposals to require a supermajority vote on such matters.

604. Classified Boards: PEA will generally vote for management proposals to eliminate a classified board of directors and will generally vote against management proposals to classify the board.

605. Fair Price Provisions: PEA will generally vote for management proposals to adopt or amend fair price provisions provided that the proposal does not include a shareholder vote requirement that exceeds the majority of disinterested shares.

606. Unequal Voting Rights: PEA will generally vote against management proposals for dual class exchange offers and dual class recapitalizations.

607. Reincorporation/Exemption from Takeover Laws: On a case-by-case basis, PEA will evaluate management proposals to opt out of state/country takeover laws and management proposals to reincorporate into a state which has more stringent anti-takeover and related provisions.

OTHER
-------------------------------------------------------------------------------

901. Annual Meetings: PEA will generally vote for management proposals that relate to the conduct of the annual meeting except those proposals which relate to the "transaction of such other business which may come before the meeting".

902. Confidential Voting, Independent Tabulations and Inspections: PEA will generally vote for management proposals to adopt confidential voting, use independent tabulators, and use independent election inspectors. PEA will generally vote against management proposals to repeal such provisions.

903. Disgorgement Provisions: Disgorgement provisions stipulate that an acquirer pay back profits from the sale of stock purchased two years prior to achieving control status. PEA will evaluate proposals to opt out of such provisions on a case-by-case basis.

-------------------------------------------------------------------------------
OTHER (CONTINUED)

904. Mutual Fund Issues: PEA will evaluate the following mutual fund issues on a case-by-case basis:

     a.   Approve the merger of the funds;

     b.   Approve investment advisory agreement;

     c.   Change in fundamental investment policy;

     d.   Approve/amend sub-advisory agreement;

     e.   Approve conversion from closed-end to open-end fund.

905. Share-Blocking: PEA will generally not vote proxies in countries where there is "share-blocking."

906. Shares Out on Loan:  Proxies are not  available to be voted when shares are
     out  on  loan  through  client  securities   lending  programs  with  their
     custodians.

-------------------------------------------------------------------------------
GUIDELINES FOR VOTING ON SHAREHOLDER PROPOSALS

PEA will generally vote on shareholder proposals as follows:


AUDITOR RELATED

SP-101. Ratification of Auditors: PEA will generally vote for shareholder proposals to require shareholder ratification of auditors.

SP-102. Independence of Auditors: PEA will generally vote against shareholder proposals with respect to prohibiting auditors from engaging in non-audit services.

SP-103. Audit Firm Rotation: PEA will generally vote against shareholder proposals asking for audit firm rotation.


BOARD OF DIRECTORS
-------------------------------------------------------------------------------

SP-201. Minimum Director Stock Ownership: PEA will generally vote against shareholder proposals requiring directors to own a certain number of shares in order to qualify as a director or to remain on the board.

SP-202. Board Independence: PEA will generally vote for shareholder proposals that require the board of directors to be comprised of a majority of independent or unaffiliated directors.

SP-203. Age Limits: PEA will generally vote against shareholder proposals to impose a mandatory retirement age for directors.

SP-204. Cumulative Voting: PEA will evaluate shareholder proposals regarding cumulative voting on a case-by-case basis.

SP-205. Director Duties and Stakeholder Laws: PEA will generally vote against shareholder proposals to allow the board of directors to consider the interests of stakeholders (constituencies other than shareholders), unless such proposals are considered in the context of the company's commitment to shareholders.

SP-206. Director Attendance at Annual Meetings: PEA will generally vote against shareholder proposals for mandatory director attendance at the annual shareholder meeting.

SP-207. Key Committee Composition: PEA will generally vote for shareholder proposals that require all members of the compensation and nominating committees be comprised of independent or unaffiliated directors.

-------------------------------------------------------------------------------
BOARD OF DIRECTORS (CONTINUED)

SP-208. Limit Director Tenure: PEA will generally vote against shareholder proposals to limit the tenure of outside directors.


COMPENSATION RELATED
--------------------------------------------------------------------------------

SP-301. Holding Periods: PEA will generally vote against shareholder proposals that require companies to adopt full tenure stock holding periods for executives.

SP-302. Future Stock Option Awards: PEA will generally vote against shareholder proposals to ban future stock option grants to executives.

SP-303. Accounting Treatment of Stock Option Awards: PEA will generally vote for shareholder proposals requesting that stock options be expensed.

SP-304. Golden Parachutes: PEA will generally vote for shareholder proposals to require shareholder approval of golden parachutes and will vote against shareholder proposals that would set limits on golden parachutes.

SP-305. Limits on Executive and Director Compensation: PEA will generally vote against shareholder proposals to limit executive and director compensation.

SP-306. Requests for Additional Disclosure of Executive Compensation: PEA will generally vote against shareholder proposals that require additional disclosure for executive and director compensation above and beyond the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

SP-307.  Reports  on  Executive  Retirement  Benefits  (deferred   compensation,
         split-dollar life insurance, SERPs, and pension benefits): PEA will generally vote for shareholder proposals that require companies to report on their executive retirement benefits provided that any cost with such reporting is within reason.


CAPITAL STRUCTURE
-------------------------------------------------------------------------------

SP-401. Preemptive Rights: PEA will generally vote against shareholder proposals that seek preemptive rights.

SP-402. Authorization of Blank Check Preferred Stock: PEA will generally vote for shareholder proposals that require shareholder approval prior to the issuance of blank check preferred stock.

-------------------------------------------------------------------------------
CORPORATE TRANSACTIONS

SP-501. Rights of Appraisal: PEA will generally vote against shareholder proposals to provide rights of appraisal to dissenting shareholders.


ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS
--------------------------------------------------------------------------------

SP-601. Greenmail: PEA will generally vote for shareholder proposals to prohibit payment of greenmail.

SP-602. Poison Pills: PEA will generally vote for shareholder proposals to require shareholder ratification of poison pills. PEA will generally vote on a case-by-case basis on shareholder proposals that request the board of directors to redeem poison pill provisions.

SP-603. Supermajority Shareholder Vote Requirements: PEA will generally vote for shareholder proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions, and other business combinations.

SP-604. Classified Boards: PEA will generally vote for shareholder proposals to repeal classified boards and elect all directors annually and will vote against shareholder proposals to classify the board.

SP-605. Fair Price Provisions: PEA will generally vote for shareholder proposals to adopt or lower the shareholder vote requirements with respect to existing fair price provisions.

SP-606. Equal Access: PEA will generally vote for shareholder proposals to allow shareholders equal access to management's proxy material so they can evaluate and propose voting recommendations on proxy proposals and director nominees.

SP-607.  Reincorporation/Exemption  from Takeover Laws: On a case-by-case basis,
     PEA will evaluate shareholder proposals to opt out of state/country takeover laws and shareholder proposals to reincorporate into a state which has more stringent anti-takeover and related provisions.


PROXY CONTEST DEFENSES
-------------------------------------------------------------------------------

SP-701. Shareholders' Right to Call Special Meetings: PEA will generally vote against shareholder proposals to grant shareholders' the ability to call special meetings.

SP-702. Shareholder Action by Written Consent: PEA will generally vote against shareholder proposals to permit shareholders to take action by written consent.



PROXY CONTEST DEFENSES (CONTINUED)
-------------------------------------------------------------------------------

SP-703. Shareholders'  Ability to Remove or Elect Directors:  PEA will generally vote against shareholder proposals to restore shareholder ability to remove directors with or without cause. PEA will generally vote against shareholder proposals that permit shareholders to elect directors to fill board vacancies.


SOCIAL AND ENVIRONMENTAL ISSUES
-------------------------------------------------------------------------------

SP-801. Environmental Issues / CERES Principles: PEA will generally vote against shareholder proposals that request issuers to file the CERES principles.

SP-802. Northern Ireland (MacBride Principles): PEA will generally vote against shareholder proposals that are aimed at anti-Catholic discrimination within Northern Ireland as outlined in the MacBride Principles.

SP-803. South Africa (Statement of Principles): PEA will generally vote against shareholder proposals that pertain to promoting the welfare of black employees within companies that operate in South Africa.

SP-804. Other Political/Social/Special Interest Issues: PEA will generally vote against shareholder proposals on restrictions that relate to social, political, or special interest issues (examples: nuclear power, Mexico, animal testing, tobacco industry, or equal employment opportunities) that may effect the operations and competitiveness of the issuer or which may have a significant financial impact to the shareholders.


OTHER
--------------------------------------------------------------------------------

SP-901. Annual Meetings: PEA will generally vote against shareholder proposals to change the time or place of annual meetings.

SP-902. Confidential Voting, Independent Tabulations and Inspections: PEA will generally vote for shareholder proposals to adopt confidential voting, use independent tabulators, and use independent election inspectors. PEA will vote against shareholder proposals to repeal such provisions.

SP-903. Abstention Votes: PEA will generally vote for shareholder proposals recommending that votes to "abstain" not be considered votes "cast" at an annual or special meeting unless required by state law.

-------------------------------------------------------------------------------
OTHER (CONTINUED)

SP-904.  Existing  Dual  Class  Companies:   PEA  will  generally  vote  against
     shareholder proposals asking for a report to shareholders on the financial impact of its dual class voting structure and will vote for shareholder proposals to submit a dual class voting structure to a shareholder vote.

SP-905. Special Reports/Additional Disclosure: PEA will generally vote against shareholder proposals that require disclosure reports on the impact of certain issues to the overall business if the issuer and the shareholders.

SP-906. Lack of Information: PEA generally will vote against proposals if there is a lack of information to make an informed voting decision.

SP-907.  Shareholder  Advisory  Committee:   PEA  will  generally  vote  against
     shareholder proposals to establish shareholder advisory committees.

                                                            May 6, 2003


                         Putnam Investments

                     Proxy Voting Procedures


Introduction and Summary

Many of Putnam's investment management clients have delegated to Putnam the authority to vote proxies for shares in the client accounts Putnam manages. Putnam believes that the voting of proxies can be an important tool for institutional investors to promote best practices in corporate governance and votes all proxies in the best interests of its clients as investors. In Putnam's view, strong corporate governance policies, most notably oversight by an independent board of qualified directors, best serve investors' interests. Putnam will vote proxies and maintain records of voting of shares for which Putnam has proxy voting authority in accordance with its fiduciary obligations and applicable law.

This memorandum sets forth Putnam's policies for voting proxies. It covers all accounts for which Putnam has proxy voting authority. These accounts are primarily US and international institutional accounts managed by The Putnam Advisory Company, L.L.C. and Putnam Fiduciary Trust Company. In addition they include sub-advised US mutual funds and smaller separate accounts managed under `wrap fee' programs by Putnam Investment Management, L.L.C. In addition, this memorandum sets forth Putnam's procedures for coordination of proxy voting for the Putnam mutual funds. The Trustees of the Putnam mutual funds have retained authority for voting proxies but refer many proxy issues to Putnam's investment professionals for advice.

Proxy Committee

Putnam has a Proxy Committee composed of senior professionals in the Investment Division. The co-heads of the Investment Division appoint the members of the Proxy Committee. The Proxy Committee is responsible for setting general policy as to proxies. Specifically, the Committee:

     1. reviews these procedures and the Proxy Guidelines annually and approves any amendments considered to be advisable.

     2    considers special proxy issues as they may from time to time arise.

Proxy Voting Administration

The Putnam Legal and Compliance Department administers Putnam's proxy voting through a Proxy Manager. (The Proxy Manager as of the date of these procedures is Victoria Card). Under the supervision of senior members of the Legal and Compliance Department the Proxy Manager has the following duties:

     1. annually prepares the Proxy Guidelines and distributes them to the Proxy Committee for review.

     2. coordinates the Proxy Committee's review of any new or unusual proxy issues.

     3. manages the process of referring issues to portfolio managers for voting instructions.

     4. oversees the work of any third party vendor hired to process proxy votes (as of the date of these procedures Putnam has engaged Institutional Shareholder Services to process proxy votes) and the process of setting up the voting process with ISS and custodial banks for new clients.

     5. coordinates responses to investment professionals' questions on proxy issues and proxy policies, including forwarding specialized proxy research from ISS and other vendors and forwards information to investment professionals prepared by other areas at Putnam.

     6. maintains required records of proxy votes on behalf of the appropriate Putnam client accounts.

     7.   prepares and distributes reports required by Putnam clients.


Proxy Voting Guidelines

     Putnam maintains written voting guidelines ("Guidelines") setting forth voting positions determined by the Proxy Committee on those issues believed most likely to arise day to day. The Guidelines may call for votes to be cast normally in favor of or opposed to a matter or may deem the matter an item to be referred to investment professionals on a case by case basis. A copy of the Guidelines is attached to this memorandum as Exhibit A.

     Putnam will vote all proxies in accordance with the Guidelines subject to two exceptions as follows:

     1. If the portfolio managers of client accounts holding the stock of a company with a proxy vote believe that following the Guidelines in any specific case would not be in clients' best interests, they may request the Proxy Manager not to follow the guidelines in such case. The request must be in writing and include an explanation of the rationale for doing so. The Proxy Manager will review any such request with a senior member of the Legal and Compliance Department prior to implementing the request.

     2.   For clients with plan assets  subject to ERISA,  under rules of the U.
          S. Department of Labor ("DOL") Putnam may accept instructions to vote proxies in accordance with AFL-CIO proxy voting guidelines, in lieu of Putnam's regular proxy voting guidelines. However, when in Putnam's judgment voting in accordance with the AFL-CIO guidelines would be inconsistent with ERISA, Putnam will not vote in accordance with those guidelines. Putnam will use the Proxy Voter Services U.S. Proxy Voting Policy Statement and Guidelines to implement voting under the AFL-CIO guidelines. For clients not subject to ERISA, Putnam may accept instructions to vote proxies under client specific guidelines subject to review and acceptance by the Investment Division and the Legal and Compliance Department.

Proxy Voting Referrals

     Under the Guidelines, certain proxy matters will be referred to the Investment Division. The Putnam mutual funds maintain similar proxy procedures which require certain matters to be referred to the investment professionals. The Putnam Proxy Manager and Putnam Funds Proxy Coordinator will coordinate efforts so that in cases where both are referring matters, only one referral will be sent out. Normally specific referral items will be referred to the portfolio team leader (or another member of the portfolio team he or she designates) whose accounts hold the greatest number of shares of the issuer of the proxies using the attached Proxy Voting Recommendation Form. (attached as Exhibit B). The Proxy Voting Recommendation Form contains (1) a field that will be used by the portfolio team leader or member for recommending a vote on each referral item, and
     (2) a field for describing any contacts relating to the proxy referral item the portfolio team may have had with any Putnam employee outside Putnam's Investment Division or with any person other than a proxy solicitor acting in the normal course of proxy solicitation.

     The portfolio team leader or members who have been requested to provide a recommendation on a proxy referral item will return a completed Proxy Voting Recommendation Form. Upon receiving each completed Proxy Voting Recommendation Form received from the Investment Division, the form will be reviewed by the Proxy Manager or the Putnam Funds Proxy Coordinator to be sure it has been completed correctly. If not, the Putnam Manager or Putnam Funds Proxy Coordinator will follow up with representatives of the Investment Division to be sure the form is completed correctly.

Conflicts of Interest

     A potential conflict of interest may arise when voting proxies of an issuer which has a significant business relationship with Putnam. For example, Putnam could manage a defined benefit or defined contribution pension plan for the issuer. Putnam's policy is to vote proxies based solely on the investment merits of the proposal. In order to guard against conflicts the following procedures have been adopted:

     1. The Proxy Committee is composed solely of professionals in the Investment Division. Proxy administration is in the Legal and Compliance Department. Neither the Investment Division nor the Legal and Compliance Department report to Putnam's marketing businesses.

     2. No Putnam employee outside the Investment Division may contact any portfolio manager about any proxy vote without first contacting the Proxy Manager or a senior lawyer in the Legal and Compliance Department. There is no prohibition on Putnam employees seeking to communicate investment related information to investment professionals. However, the Proxy Manager will coordinate the delivery of such information to investment professionals to avoid appearances of conflict.

     3. Investment professionals responding to referral requests must disclose any contacts with third parties other than normal contact with proxy solicitation firms.

     4. The Proxy Manager will review the name of the issuer of each proxy that contains a referral item against a list of Putnam business relationships maintained by the Legal and Compliance Department for potential material business relationships (i.e., conflicts of interest). If the issuer of the proxy is on the list of Putnam business relationships, the Putnam Proxy Manager will confer with a senior lawyer in the Putnam Investments Legal and Compliance Department prior to voting. In addition, for referrals involving Putnam mutual funds the Proxy Manager will fill out attached Proxy Voting Disclosure Form (attached as Exhibit C) and deliver it to Putnam Fund Administration.

     5. Putnam's Proxy Voting Guidelines may only be overridden with the written recommendation of the Investment Division and concurrence of the Legal and Compliance Department.

Recordkeeping

     The Legal and Compliance Department will retain copies of the following books and records:

     1. A copy of Proxy Procedures and Guidelines as are from time to time in effect;

     2. A copy of each proxy statement received with respect to securities in client accounts;

     3.   Records of each vote cast for each client;

     4. Internal documents generated in connection with a proxy referral to the Investment Division such as emails, memoranda etc.

     5. Written reports to clients on proxy voting and of all client requests for information and Putnam's response.

     All records will be maintained for seven years. A proxy vendor will maintain the records noted in 2 and 3 above if it commits to providing copies promptly upon request.

                                                Exhibit A to Proxy Procedures

                     Putnam Investments Proxy Voting Guidelines

     The proxy voting guidelines below summarize Putnam's positions on various issues of concern to investors and indicate how client portfolio securities will be voted on proposals dealing with a particular issue. The proxy voting service is instructed to vote all proxies relating to client portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager.

     The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and recommended by a company's board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses unique considerations pertaining to non US issuers.

I.  Board-Approved Proposals

Proxies will be voted for board-approved proposals, except as follows:

         A.  Matters Relating to the Board of Directors

     The board of directors has the important role of overseeing management and its performance on behalf of shareholders. Proxies will be voted for the election of the company's nominees for directors and for board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

     >    Putnam will withhold votes for the entire board of directors if


     o    The board does not have a majority of independent directors; or

     o The board does not have nominating, audit and compensation committees composed solely of independent directors.

     For these purposes, an "independent director" is a director who meets all requirements to serve as an independent director of a company under the pending NYSE rule proposals (i.e., no material business relationships with the company, no present or recent employment relationship with the company (including employment of immediate family members) and, in the case of audit committee members, no compensation for non-board services). If a board does not meet these independence standards, Putnam may refer board proposed items which would normally be supported for case-by-case basis review.

     >   Putnam  will  withhold  votes  for any  nominee  for  director  who is considered an independent director by the company and who has received compensation from the company other than for service as a director (e.g., investment banking, consulting, legal or financial advisory fees).

     > Putnam will withhold votes for the entire board of directors if the board has more than 19 members or fewer than five members, absent special circumstances.

     >   Putnam will vote on a  case-by-case  basis in  contested  elections of directors.

     >   Putnam will  withhold  votes for any nominee for  director who attends less than 75% of board and committee meetings without valid reasons for the absences (i.e., illness, personal emergency, etc.).

     Putnam is concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. Putnam may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

     >   Putnam will  withhold  votes for any nominee for  director of a public company (Company A) who is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of Company A (commonly referred to as an "interlocking directorate").

     Board independence depends not only on its members' individual relationships, but also the board's overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. Putnam may withhold votes on a case-by-case basis from some or all directors that, through their lack of independence, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interest of shareholders.

     >   Putnam will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.


         B.  Executive Compensation

     Putnam will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

     > Except where Putnam would otherwise be withholding votes for the entire board of directors, Putnam will vote for stock option plans which will result in an average annual dilution of 1.67% or less (including all equity-based plans).

     > Putnam will vote against stock option plans that permit replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options).

     > Putnam will vote against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

     > Except where Putnam is otherwise withholding votes for the entire board of directors, Putnam will vote for employee stock purchase plans that have the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value, (2) the offering period under the plan is 27 months or less, and (3) dilution is 10% or less.

     Putnam may vote against executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, or where a company fails to provide transparent disclosure of executive compensation. In voting on proposals relating to executive compensation, Putnam will consider whether the proposal has been approved by an independent compensation committee of the board.

         C.  Capitalization

     Putnam will vote on a case-by-case basis on board-approved proposals involving changes to a company's capitalization.

     > Putnam will vote for proposals relating to the authorization of additional common stock (except where such proposals relate to a specific transaction).

     > Putnam will vote for proposals to effect stock splits (excluding reverse stock splits.)

     >    Putnam will vote for proposals authorizing share repurchase programs.


     D. Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

     Putnam will vote on a case-by-case basis on business transactions such as acquisitions, mergers, reorganizations involving business combinations, liquidations and sale of all or substantially all of a company's assets, except as follows:

     > Putnam will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

         E.  Anti-Takeover Measures

     Putnam will vote against board-approved proposals to adopt anti-takeover measures such as a shareholder rights plan, supermajority voting provisions, adoption of fair price provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights, except as follows:

     > Putnam will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans (commonly referred to as "poison pills"); and

     > Putnam will vote on a case-by-case basis on proposals to adopt fair price provisions.


         F.  Other Business Matters

     Putnam will vote for board-approved proposals approving routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting, except as follows:

     > Putnam will vote on a case-by-case basis on proposals to amend a company's charter or bylaws (except for charter amendments necessary or to effect stock splits to change a company's name or to authorize additional shares of common stock).

     > Putnam will vote against authorization to transact other unidentified, substantive business at the meeting.


II.  Shareholder Proposals

     Putnam will vote in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

     > Putnam will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

     > Putnam will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

     > Putnam will vote for shareholder proposals that are consistent with Putnam's proxy voting guidelines for board-approved proposals.

III.  Voting Shares of Non US Issuers

     Putnam  recognizes  that  the  laws  governing  non US  issuers  will  vary significantly from US law and from jurisdiction to jurisdiction. Accordingly it may not be possible or even advisable to apply these guidelines mechanically to non US issuers. However, Putnam believes that shareholders of all companies are protected by the existence of a sound corporate governance and disclosure framework. Accordingly, Putnam will vote proxies of non US issuers in accordance with the foregoing guidelines where applicable, except as follows:

     > Putnam will vote for shareholder proposals calling for a majority of the directors to be independent of management.

     > Putnam will vote for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

     > Putnam will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

     > Putnam will vote on case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company's outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company's outstanding common stock where shareholders have preemptive rights.

     Many non US jurisdictions impose material burdens on voting proxies. There are three primary types of limits as follows:

     (1) Share blocking. Shares must be frozen for certain periods of time to vote via proxy.

     (2) Share re-registration. Shares must be reregistered out of the name of the local custodian or nominee into the name of the client for the meeting and, in may cases, then reregistered back. Shares are normally blocked in this period.

     (3) Powers of Attorney. Detailed documentation from a client must be given to the local sub-custodian. In many cases Putnam is not authorized to deliver this information or sign the relevant documents.

     Putnam's policy is to weigh the benefits to clients from voting in these jurisdictions against the detriments of doing so. For example, in a share blocking jurisdiction, it will normally not be in a client's interest to freeze shares simply to participate in a non contested routine meeting. More specifically, Putnam will normally not vote shares in non-US jurisdictions imposing burdensome proxy voting requirements except in significant votes (such as contested elections and major corporate transactions) where directed by portfolio managers.

                                             Exhibit B to Proxy Procedures

Proxy Vote Referral Request:  Company XYZ, Vote Due X/X/XX


                  Proxy Voting Referral Request Form

From:  Victoria Card       ext.  1-1168

     Please describe any contacts with any person you may have had, apart from the Investment Division, Putnam's Proxy Administration staff, or proxy soliciting firms regarding the proxy:_________.

Meeting Date:

Vote Recommendation Due Date:

Company Name:  XYZ Inc.

     o    Please  indicate  FOR,   AGAINST  or  ABSTAIN  for  each  agenda  item
          referenced below.

     o Please provide vote rationale when you believe additional information is necessary to explain your vote. Examples: "Stock option plan will create excessive dilution," "Shareholder proposal would be disruptive"


Referral items:                         Putnam Rec.*              ISS
---------------                         ------------------------------
Rec.

1.  [Description of item]
Rationale:  ___________



* Assuming Board meets Putnam Independence Standards for the Board of Directors


Please see attached ISS analysis for information on the proposals.

                                              Exhibit C to Proxy Procedures


                               PUTNAM INVESTMENTS
                              PROXY VOTING CONFLICT
                           OF INTEREST DISCLOSURE FORM


1.   Company name:____________________________________________

2.   Date of Meeting: ___________________________________________

3.   Referral Item(s): ____________________________________________

4. Description of Putnam's Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:________________________________



5. Describe procedures used to address any conflict of interest: Investment professional who was solicited to provide a recommendation was advised that the recommendation must be provided without regard to any client or other business relationship between Putnam and the company. In addition, Putnam has made arrangements that, unless authorized by Putnam's Legal and Compliance Department, contacts from outside parties, except for representatives of the issuing company, with respect to referral items will be handled by Putnam's Legal and Compliance Department to prevent any influence on the investment process. In the case of contact between Putnam investment professionals and representatives of issuing companies, any such contact will be documented and included in the proxy voting files.

6. Describe any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation:

      --------------------------------------------------------------------


      --------------------------------------------------------------------


     CERTIFICATION

     The undersigned officer of Putnam Investments certifies that, to the best of his or her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

     -------------------------------
     Name:  Victoria R. Card
     Title:  Assistant Vice President, Proxy Voting Project Manager

                       THIRD AVENUE MANAGEMENT LLC ("TAM")

                 SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

GENERAL

     This summary describes TAM's policy and procedures for voting securities held in its investment advisory accounts. If you wish to receive a copy of the full policy and procedures or information on how proxies were voted in your account, please contact your account representative.

     In general, TAM is responsible for voting securities held in its investment advisory accounts. However, in certain cases, in accordance with the agreement governing the account, the client may expressly retain the authority to vote proxies or delegate voting authority to a third party. In such cases, the policy and procedures below would not apply and TAM would advise the client to instruct its custodian where to forward solicitation materials.

POLICY GUIDELINES

     TAM has developed detailed policy guidelines on voting commonly presented proxy issues, which are subject to ongoing review. The guidelines are subject to exceptions on a case-by-case basis, as discussed below. On issues not specifically addressed by the guidelines, TAM would analyze how the proposal may affect the value of the securities held by the affected clients and vote in accordance with what it believes to be the best interests of such clients.

Abstention From Voting

     TAM will normally abstain from voting when it believes the cost of voting will exceed the expected benefit to investment advisory clients. The most common circumstances where that may be the case involve foreign proxies and securities out on loan. In addition, TAM may be restricted from voting proxies of a given issuer during certain periods if it has made certain regulatory filings with respect to that issuer.

PROCEDURES

     TAM's Legal Department oversees the administration of proxy voting. Under its supervision, the Accounting Department is responsible for processing proxies on securities held in mutual funds for which TAM serves as adviser or sub-adviser1 and the Operations Department is responsible for processing proxies on securities held in all other investment advisory accounts for which TAM has voting responsibility.

Sole Voting Responsibility

     The Operations and Accounting Departments forward proxy and other solicitation materials received to the General Counsel or his designee who shall present the proxies to TAM's Proxy Voting Committee. The Proxy Voting Committee, consisting of senior portfolio managers designated by TAM's President, determines how the proxies shall be voted applying TAM's policy guidelines. TAM's General Counsel or his designee attends Proxy Voting Committee meetings to field any potential conflict issues and document voting determinations. The Proxy Voting Committee may seek the input of TAM's Co-Chief Investment Officers or other portfolio managers or research analysts who may have particular familiarity with the matter to be voted. Any exception to policy guidelines shall be fully documented in writing. TAM's General Counsel instructs the Operations and Accounting Departments to vote the proxies in accordance with determinations reached under the process described above. The Operations and Accounting Departments vote the proxies by an appropriate method in accordance with instructions received.

Shared Voting Responsibility

     TAM may share voting responsibility with a client who has retained the right to veto TAM's voting decisions. Under such circumstances, the Operations Department would provide a copy of the proxy material to the client reserving this right, along with TAM's determination of how it plans vote the proxy, unless instructed otherwise by the client prior to the relevant deadline.

Conflicts of Interest

     Should any portfolio manager, research analyst, member of senior management or anyone else at TAM who may have direct or indirect influence on proxy voting decisions become aware of a potential or actual conflict of interest in voting a proxy or the appearance of a conflict of interest, that person shall bring the issue to TAM's General Counsel. TAM's General Counsel shall analyze each potential or actual conflict presented to determine materiality and shall document each situation and its resolution. When presented with an actual or potential conflict in voting a proxy, TAM's General Counsel shall address the matter using an appropriate method to assure that the proxy vote is free from any improper influence, by (1) determining that there is no conflict or that it is immaterial, (2) ensuring that TAM votes in accordance with a predetermined policy, (3) following the published voting policy of Institutional Shareholder Services, (4) engaging an independent third party professional to vote the proxy or advise TAM how to vote or (5) presenting the conflict to one or more of the clients involved and obtaining direction on how to vote.

Recordkeeping

     TAM shall maintain required records relating to votes cast, client requests
     for   information  and  TAM's  proxy  voting  policies  and  procedures  in accordance with applicable law.


--------

     1 Advisers of certain mutual funds sub-advised by TAM have retained their own authority to vote proxies.

       T. ROWE PRICE ASSOCIATES, INC AND T. ROWE PRICE INTERNATIONAL, INC

                      PROXY VOTING POLICIES AND PROCEDURES



RESPONSIBILITY TO VOTE PROXIES

     T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc ("T. Rowe Price") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies which it sponsors and serves as investment adviser ("T. Rowe Price Funds") and by institutional and private counsel clients who have requested that
T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

     T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

     Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

     Consideration Given Management Recommendations.  One of the primary factors
T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

     Proxy Committee. T. Rowe Price's Proxy Committee ("Proxy Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or the counsel client's portfolio manager.

     Investment Support Group. The Investment Support Group ("Investment Support Group") is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

     Proxy Administrator. The Investment Support Group will assign a Proxy Administrator ("Proxy Administrator") who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

     In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's proxy voting guidelines, and many of our guidelines are consistent with ISS positions,
T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Meeting Notification

     T. Rowe Price utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

Vote Determination

     ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

     Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. Rowe Price Voting Policies

     Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

     Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. We withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We vote against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals.

o Anti-takeover and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.


o Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis,
     T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock.

o Social and Corporate Responsibility Issues - Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company's management on the following social issues unless the issue has substantial economic implications for the company's business and operations which have not been adequately addressed by management:

o        Corporate environmental practices;
o        Board diversity;
o        Employment practices and employment opportunity;
o        Military, nuclear power and related energy issues;
o        Tobacco, alcohol, infant formula  and safety in advertising practices;
o        Economic conversion and diversification;
o        International labor practices and operating policies;
o         Genetically-modified foods;
o         Animal rights; and
o         Political contributions/activities and charitable contributions.

          Global  Portfolio  Companies  - ISS  applies a  two-tier  approach  to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS' general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

          Votes Against Company Management - Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. If a research analyst or portfolio manager believes that management's view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management.

          Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Investment Support Group using ISS voting recommendations when their recommendations are consistent with T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

          Divided Votes - In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Investment Support Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client's investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

          Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. T. Rowe Price's policy is generally to vote all shares in shareblocking countries unless, in its experience, trade settlement would be unduly restricted.

          Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Vote Execution and Monitoring of Voting Process

          Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS's ProxyMaster system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

          On a daily basis, the Proxy Administrator queries the ProxyMaster system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.

          Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.



Monitoring and Resolving Conflicts of Interest

          The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting.

          Application of the T. Rowe Price guidelines to vote clients proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Administrator and the Proxy Committee review all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred by the Proxy Administrator to designated members of the Proxy Committee for immediate resolution. Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted.

REPORTING AND RECORD RETENTION

          Vote Summary  Reports will be generated  for each client that requests
     T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

          T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

                        TURNER INVESTMENT PARTNERS, INC.

                     Proxy Voting Guidelines and Procedures
                                     Summary



     Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner will not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner.

     Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction. Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review. The Turner Proxy committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders.

     In order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue.

                         METROPOLITAN SERIES FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004


This Statement of Additional Information ("SAI") is not a prospectus. This SAI relates to the prospectuses of Metropolitan Series Fund, Inc. (the "Fund") dated May 1, 2004, as any prospectus may be supplemented or amended from time to time (the "Prospectus"), and should only be read, with respect to a Portfolio, along with the Prospectus for that Portfolio. The annual report of the Fund for the year ending December 31, 2003 accompanies this SAI and is incorporated by reference. A copy of the Prospectus and the annual report may be obtained from Metropolitan Series Fund, Inc., c/o Metropolitan Life Insurance Company, Attn:
Annuity Fulfillment Unit - MSF, 1600 Division Road, West Warwick, Rhode Island 02893 or by calling (800) 638-7732.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

GENERAL........................................................................3

INVESTMENT OBJECTIVES AND POLICIES.............................................3

INVESTMENT RESTRICTIONS.......................................................15

INVESTMENT PRACTICES..........................................................27

RESOLVING MATERIAL CONFLICTS..................................................50

DETERMINATION OF NET ASSET VALUES.............................................50

EXPENSES......................................................................52

DIRECTORS AND OFFICERS........................................................53

ADVISORY ARRANGEMENTS.........................................................59

DISTRIBUTION AGREEMENTS.......................................................72

OTHER SERVICES................................................................75

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................75

CODE OF ETHICS................................................................78

DESCRIPTION OF THE FUND.......................................................78

TAXES.........................................................................79

TRANSFER AGENT................................................................81

FINANCIAL STATEMENTS..........................................................81

INDEX SPONSORS................................................................81

APPENDIX A-1 DESCRIPTION OF BOND RATINGS......................................84

APPENDIX A-2 DESCRIPTION OF COMMERCIAL PAPER RATINGS..........................87

APPENDIX B INFORMATION ABOUT PROXY VOTING POLICIES AND PROCEDURES.............88

                                     GENERAL

          Defined terms used in this SAI, but not defined herein, are used as they are defined in the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

          The investment objectives and principal investment strategies of each Portfolio (collectively the "Portfolios" and individually a "Portfolio") of the Fund are set forth in Section II of the Prospectus. There can be no assurance that a Portfolio will achieve its investment objective. The information that follows sets out certain investment policies of each Portfolio other than the Lehman Brothers Aggregate Bond Index Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife Stock Index Portfolio, Morgan Stanley EAFE Index Portfolio and Russell 2000 Index Portfolio (the "Index Portfolios"). For more information about the investment policies of each Portfolio, see below under "Investment Restrictions" and "Investment Practices" and the Prospectus. Except as otherwise indicated, each Portfolio's investment objective and policies set forth in the Prospectus and this SAI are not fundamental and may be changed without shareholder approval. For purposes of a Portfolio's policy to invest at least 80% of its net assets in certain investments, net assets include the amount of any borrowings for investment purposes.

          The terms "shareholder approval" and "approval of a majority of the outstanding voting securities," as used in the Prospectus and this SAI, mean, with respect to a class of a Portfolio, approval by the lesser of (i) 67% of the shares of a class of the Portfolio represented at a meeting at which more than 50% of the outstanding shares of such class are represented or (ii) more than 50% of the outstanding shares of such class.




Capital Guardian U.S. Equity Portfolio

          The Portfolio's investment objective is long-term growth of capital.

          The Portfolio may not make loans; provided, however, that this policy shall not apply to the lending of portfolio securities.

          The Portfolio may not borrow money, except that the Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements, make other investments or engage in other transactions which may involve borrowing, in a manner consistent with the Portfolio investment objective and investment strategies, provided that the combination of (i) and (ii) shall not exceed 5% of the value of the Portfolio total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Portfolio may borrow from banks or other persons to the extent permitted by applicable law.

          The Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. The Portfolio will not consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

Davis Venture Value Portfolio

          The Portfolio's investment objective is growth of capital. Under normal circumstances, the Portfolio seeks to achieve its objective by investing the majority of its assets in common stocks that its subadviser, Davis Selected Advisers, L.P. ("Davis Selected"), believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources expansion, management abilities, reasonableness of market price, and favorable overall business prospects. The Portfolio will invest predominantly in equity securities of companies with market capitalizations of at least $10 billion. It may also invest in issuers with smaller capitalizations.

          The Portfolio may invest in foreign securities, and may hedge currency fluctuation risks related thereto. The Portfolio may invest in U.S. registered investment companies that primarily invest in foreign securities, provided that no such investment may cause more than 10% of the Portfolio's total assets to be invested in such companies. The Portfolio may invest in restricted securities, which may include Rule 144A securities.

          The Portfolio may write covered call options on its portfolio securities, but currently intends to write such options only to the extent that less than 5% of its net assets would be subject to the options.

          The Portfolio may lend securities it owns so long as such loans do not exceed 33 1/3% of the Portfolio's net assets.

FI International Stock Portfolio

          The Portfolio's investment objective is long-term growth of capital.

          As a non-fundamental policy, the Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

FI Mid Cap Opportunities Portfolio

          The Portfolio's investment objective is long-term growth of capital.

          For purposes of normally investing at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations, Fidelity Management & Research Company ("FMR") intends to measure the capitalization range of the S&P MidCap 400 Index and the Russell Midcap Index no less frequently than once a month.

          The Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

FI Value Leaders Portfolio

          The Portfolio's investment objective is long-term growth of capital.

          The Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Franklin Templeton Small Cap Growth Portfolio


          The Portfolio's investment objective is long-term capital growth.

          The Portfolio may invest up to 5% of its total assets in corporate debt securities that Franklin Advisers, Inc., the Portfolio's subadviser, believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from debt securities is incidental to the Portfolio's investment goal. The Portfolio may buy both rated and unrated debt securities. The Portfolio will invest in securities rated B or better by Moody's Investor's

Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or unrated securities of comparable quality. Currently, however, the Portfolio does not intend to invest more than 5% of its assets in debt securities (including convertible debt securities) rated lower than BBB by S&P or Baa by Moody's or unrated securities of comparable quality.


Harris Oakmark Focused Value Portfolio

          The Portfolio's investment objective is long-term capital appreciation.

          Harris Associates L.P. ("Harris"), the Portfolio's subadviser, invests the Portfolio's assets primarily in common stocks of U.S. companies, although it may invest up to 25% of its total assets (valued at the time of investment) in non-U.S. dollar-denominated securities of U.S. or foreign companies (other than securities represented by American Depositary Receipts (as defined in "Investment Practices - Foreign Equity Depositary Receipts")). Although securities represented by American Depositary Receipts are not subject to the above referenced 25% restriction, Harris has no present intention to invest more than 25% of the Portfolio's total assets in American Depositary Receipts and securities of foreign issuers.

          Harris may invest the Portfolio's assets in debt securities, including high yield debt (as defined in "Investment Practices - Lower Rated Fixed-income Securities (High Yield Debt)") and securities that are not rated. There are no restrictions as to the ratings of debt securities Harris may acquire or the portion of the Portfolio's assets that Harris may invest in debt securities in a particular ratings category except that Harris will not invest more than 25% of the Portfolio's total assets in high yield debt.

          Harris may also invest up to 10% of the Portfolio's total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.

          Harris may engage in lending of portfolio securities (as defined in "Investment Practices - Lending of Portfolio Securities") with up to 33 1/3 % of the Portfolio's total assets and in short sales (as defined in "Investment Practices - Short Sales 'Against the Box'") with up to 20% of its total assets.

          Harris may purchase and sell both call options and put options on securities (as defined in "Investment Practices -Purchasing and Selling Options on Securities") for the Portfolio. Harris does not expect to purchase a call option or a put option if the aggregate value of all call and put options held by the Portfolio would exceed 5% of its assets. Harris will write call options and put options for the Portfolio only if such options are "covered" (as defined in "Investment Practices - Purchasing and Selling Options on Securities" under the heading "Writing Covered Options").

          Harris has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, Harris may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, Harris may hold the Portfolio's assets in cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long Harris will employ defensive strategies.

          In addition, pending investment of proceeds from new sales of the Portfolio's shares or to meet ordinary daily cash needs, Harris may temporarily hold the Portfolio's assets in cash (U.S. dollars, foreign currencies, or multinational currency units) and may invest any portion of its assets in money market instruments.

Harris Oakmark Large Cap Value Portfolio


          The Portfolio's investment objective is long-term capital appreciation.


          The Portfolio may not invest more than 2% of its net assets (valued at the time of investment) in warrants not listed on the New York or American stock exchanges, valued at cost, nor more than 5% of its net assets in all warrants, provided that warrants acquired in units or attached to other securities shall be deemed to be without value for purposes of this restriction.

          As a non-fundamental policy, the Portfolio may not purchase a call option or a put option if, immediately thereafter, the aggregate market value of all call and put options then held would exceed 10% of its net assets.

          The Portfolio may invest in forward foreign currency contracts.




Jennison Growth Portfolio

          The Portfolio's investment objective is long-term growth of capital.

          Jennison Associates LLC ("Jennison"), the Portfolio's subadviser, will normally invest at least 65% of the Portfolio's assets in equity-related securities of U.S. companies that exceed $1 billion in market capitalization and that Jennison believes have strong capital appreciation potential. These companies are generally considered to be in the medium-to-large capitalization range. The Portfolio may invest in common stocks, preferred stocks, convertible stocks and equity interests in partnerships, joint ventures and other noncorporate entities. The Portfolio may also invest in warrants and similar rights that can be exercised for equity securities. The Portfolio may invest up to 20% of its assets in money market instruments, U.S. government securities and derivatives. The Portfolio may invest up to 20% of its total assets in foreign securities. The 20% limitation on foreign securities does not include American Depositary Receipts ("ADRs") and other similar securities trading on U.S. exchanges or markets, through which the Portfolio may have exposure to foreign currencies.

          The Portfolio may not invest more than 5% of its total assets in unattached warrants or rights.

          The Portfolio may not, except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company; provided, however, that the Portfolio may invest in the securities of one or more investment companies to the extent permitted by any order of exemption granted by the Securities and Exchange Commission (the "SEC").

Loomis Sayles Small Cap Portfolio

          The Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.


          Loomis, Sayles & Company, L.P. ("Loomis Sayles") manages the Portfolio by investing primarily in stocks of small capitalization companies. Normally the Portfolio will invest at least 80% of its assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index. The capitalization range of the Russell 2000 Index will vary due to the market value fluctuations of the stocks in the Index. The index is reconstituted annually, normally in June. Just following this reconstitution, the capitalization range of the Index may be significantly different than it was prior to the reconstitution.


          Under unusual market conditions as determined by Loomis Sayles, all or any portion of the Portfolio may be invested, for temporary, defensive purposes, in short-term debt instruments or in cash. In addition, under normal conditions, a portion of the Portfolio's assets may be invested in short-term assets for liquidity purposes or pending investment in other securities. Short-term investments may include U.S. Government securities, certificates of deposit, commercial paper and other obligations of corporate issuers rated in the top two rating categories by a major rating agency or, if unrated, determined to be of comparable quality by the subadviser, and repurchase agreements that are fully collateralized by cash, U.S. Government securities or high-quality money market instruments.

Met/Putnam Voyager Portfolio


          The Portfolio's investment objective is capital appreciation.


          The Portfolio may invest in inverse floating obligations, premium securities, and interest-only and principal-only classes of mortgage-backed securities ("IOs" and "POs") without limit. The Portfolio, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

          The Portfolio may enter into repurchase agreements, amounting to not more than 25% of its total assets.

MFS Investors Trust Portfolio

          The Portfolio's investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.

          Under normal conditions, Massachusetts Financial Services Company ("MFS") will invest at least 65% of the Portfolio's total assets in equity securities of companies that are believed to have long-term prospects for growth and income.

          Consistent with its investment objective and policies described above, the Portfolio may also invest up to 20% of its net assets in foreign securities (including ADRs) which are not traded on a U.S. exchange.

          The Portfolio may invest up to 5% of its assets in short sales "against the box."




MFS Total Return Portfolio

          The Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.

          The Portfolio may lend securities it owns so long as such loans do not exceed 30% of the Portfolio's net assets.

          The Portfolio may invest up to 5% of its assets in short sales "against the box."

Neuberger Berman Partners Mid Cap Value Portfolio


          The Portfolio's investment objective is capital growth.


          The Portfolio normally may invest up to 35% of its total assets in debt securities and may invest up to 15% of its net assets in corporate debt securities rated below investment grade or unrated debt securities deemed by Neuberger Berman Management Inc., the Portfolio's subadviser, to be comparable to rated investment grade debt securities.

          Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and unrated debt securities deemed by Neuberger Berman Management Inc. to be comparable to rated investment grade debt securities will not exceed 15% of its net assets.

Salomon Brothers Strategic Bond Opportunities Portfolio

          The Portfolio's investment objective is to maximize total return consistent with preservation of capital.


          Based upon the assessment by Salomon Brothers Asset Management Inc ("SBAM") of the relative risks and opportunities available in various market segments, assets will be allocated among U.S. Government obligations, mortgage-backed securities, domestic and foreign corporate debt and sovereign debt securities rated investment grade (i.e., securities that earn one of the top four ratings from Moody's or S&P or any other nationally recognized rating agency; or, if the securities are unrated, judged by SBAM to be of similar quality) and domestic and foreign corporate debt and sovereign debt securities rated below investment grade. The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions, in the form of participation in such Loans and assignments of all or a portion of such loans from third parties. See "Investment Practices-Loan Participations and Assignments" below.


          Depending on market conditions, the Portfolio may invest without limit in high yield debt, which involves significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than investments in higher-quality securities. Although SBAM does not anticipate investing in excess of 75% of the Portfolio's assets in domestic and developing country debt securities that are rated below investment grade, the Portfolio may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. Certain of the debt securities in which the Portfolio may invest may be rated as low as "C" by Moody's or "D" by S&P or, if unrated, determined to be of comparable quality to securities so rated. Securities rated below investment grade quality are considered high yield, high risk securities and are commonly known as "high yield debt" or "junk bonds." See "Investment Practices - Lower Rated Fixed-Income Securities" below. See Appendix A for more complete information on bond ratings.

          In addition, the Portfolio may invest in securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities, and may also invest in preferred stocks, convertible securities (including those issued in the Euromarket), securities carrying warrants to purchase equity securities, privately placed debt securities, stripped mortgage securities, zero coupon securities and inverse floaters.

          The Portfolio may, and SBAM anticipates that under certain market conditions it will, invest up to 100% of its assets in foreign securities, including Brady Bonds. Brady Bonds are debt obligations created through the exchange of commercial bank loans for new obligations under a plan introduced by former U.S. Treasury Secretary Nicholas Brady. See "Investment Practices-High Yield/High Risk Foreign Sovereign Debt Securities" below. There is no limit on the value of the Portfolio's assets that may be invested in the securities of any one country or in assets denominated in any one country's currency.

          The Portfolio may also invest in debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies or political subdivisions and debt obligations issued or guaranteed by supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Such supranational issued instruments may be denominated in multi-national currency units.

          The Portfolio currently intends to invest substantially all of its assets in fixed-income securities. In order to maintain liquidity, the Portfolio may invest up to 20% of its assets in high-quality short-term money market instruments, provided, however, that short-term investment in securities for the forward settlement of trades is not included in this 20%.

          The Portfolio's subadviser has the discretion to select the range of maturities of the various fixed-income securities in which the Portfolio will invest. The weighted average maturity and the duration of the Portfolio may vary substantially from time to time depending on economic and market conditions.

          The Portfolio may purchase and sell (or write) exchange-listed and over-the-counter put and call options on securities, financial futures contracts, fixed-income indices and other financial instruments, enter into financial futures contracts, enter into interest rate transactions and enter into currency transactions. Interest rate transactions may take the form of swaps, structured notes, caps, floors and collars, and currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

          The Portfolio may lend securities it owns so long as such loans do not represent more than 20% of the Portfolio's assets.

          Although the Portfolio's investment objective is a high level of total return consistent with the preservation of capital, it frequently sells securities to reflect changes in market, industry or individual company conditions or outlook even though it may only have held those securities for a short period. As a result of these policies, the Portfolio, under certain market conditions, may experience high portfolio turnover, although specific portfolio turnover rates are impossible to predict. In recent years, the portfolio turnover rate of the Portfolio has fluctuated considerably as a result of strategic shifts in portfolio holdings designed to maintain an optimum portfolio structure in view of general market conditions and movements in individual stock prices. The Portfolio's use of reverse repurchase agreements and dollar rolls leads to higher portfolio turnover rates, which involve higher expenses.

Salomon Brothers U.S. Government Portfolio

          The Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.

          SBAM seeks to achieve the Portfolio's investment objective by investing primarily in debt obligations (including mortgage-backed securities) issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities, or repurchase agreements or derivative securities (such as collateralized mortgage obligations) backed by such securities.

          At least 80% of the total assets of the Portfolio will normally be invested in:

          (1) mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA") which are supported by the full faith and credit of the U.S. Government. Such securities entitle the holder to receive all interest and principal payments when due, whether or not payments are actually made on the underlying mortgages;

          (2) U.S. Treasury obligations;

          (3) debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit but are not necessarily backed by the full faith and credit of the U.S. Government;

          (4) mortgage-related securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association ("FNMA");

          (5) repurchase agreements collateralized by any of the above; and

          (6) collateralized mortgage obligations issued by private issuers for which the underlying mortgage backed securities serving as collateral are backed
(i) by the credit of the U.S. Government agency or instrumentality which issues or guarantees the mortgage backed securities, or (ii) by the full faith and credit of the U.S. Government.

          Any guarantee of the securities in which the Portfolio invests runs only to principal and interest payments on the securities and not to the market value of such securities or the principal and interest payments on the underlying mortgages. In addition, the guarantee runs to the portfolio securities held by the Portfolio and not to the purchase of shares of the Portfolio.

          The Portfolio may purchase or write options on securities, options on securities indices and options on futures contracts and may buy or sell futures on financial instruments and securities indices.


          Up to 20% of the assets of the Portfolio may be invested in marketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated "investment grade" (i.e., securities that earn one of the top four ratings from Moody's or S&P or any other nationally recognized rating agency; or, if the securities are unrated, judged by SBAM to be of similar quality), convertible securities (including those issued in the Euromarket), securities carrying warrants to purchase equity securities and privately placed debt securities.


          The Portfolio may lend securities it owns so long as such loans do not represent more than 20% of the Portfolio's assets.

Scudder Global Equity Portfolio


          The Portfolio's investment objective is long-term growth of capital.


          The Portfolio may not enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets.

          As a non-fundamental policy, the Portfolio may not purchase options, unless the aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its total assets.

          The Portfolio may not purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Portfolio's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value).


          The Portfolio may not invest more than 5% of its total assets in debt securities that are rated Baa or below by Moody's or BBB or below by S&P, or deemed by Deutsche Investment Management Americas Inc., the Portfolio's subadviser, to be of comparable quality.


State Street Research Aggressive Growth Portfolio


          The Portfolio's investment objective is maximum capital appreciation.


          As a non-fundamental policy, the Portfolio may not engage in transactions in options except that investments in essentially financial items or arrangements such as, but not limited to, options on securities, securities indices, interest rates and currencies, and options on futures on securities, securities indices, interest rates and currencies shall not be deemed investments in options.

          It is the Portfolio's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 35% of the Portfolio's total assets are invested in restricted securities, provided not more than 10% of the Portfolio's total assets are invested in restricted securities other than Rule 144A Securities.

          Repurchase agreements will be limited to 30% of the Portfolio's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities, as determined by State Street Research & Management Company ("State Street Research"), the Portfolio's subadviser, held by the Portfolio will be limited to 15% of the Portfolio's net assets.


          The Portfolio may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The Portfolio will adopt a temporary defensive position when, in the opinion of State Street Research, such a position is more likely to provide protection against adverse market conditions than adherence to the Portfolio's other investment policies. The types of high-quality instruments in which the Portfolio may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by S&P or the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.


          Securities Ratings Policies. When securities are rated by one or more independent rating agencies, the Portfolio uses these ratings to determine credit quality. The Portfolio may invest in debt instruments which are split rated; for example, rated investment grade by one rating agency, but lower than investment grade by the other. Where an investment is split rated, the Portfolio may invest on the basis of the higher rating. Also, the Portfolio may invest in debt securities that are unrated. If a security is unrated, the Portfolio may assign it to a given category based on its own credit research.

State Street Research Aurora Portfolio


          The Portfolio's investment objective is high total return, consisting principally of capital appreciation.


          As a non-fundamental policy, the Portfolio may not to engage in transactions in options except in connection with options on securities, securities indices and currencies, and options on futures on securities, securities indices and currencies.

          Repurchase agreements will be limited to 30% of the Portfolio's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities, as determined by State Street Research, held by the Portfolio will be limited to 15% of the Portfolio's net assets.

          It is the Portfolio's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 35% of the Portfolio's total assets are invested in restricted securities, provided not more than 10% of the Portfolio's total assets are invested in restricted securities other than Rule 144A Securities.


          The Portfolio may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The Portfolio will adopt a temporary defensive position when, in the opinion of State Street Research, such a position is more likely to provide protection against adverse market conditions than adherence to the Portfolio's other investment policies. The types of high-quality instruments in which the Portfolio may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by S&P or the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.


          Securities Ratings Policies. When securities are rated by one or more independent rating agencies, the Portfolio uses these ratings to determine credit quality. The Portfolio may invest in debt instruments which are split rated; for example, rated investment grade by one rating agency, but lower than investment grade by the other. Where an investment is split rated, the Portfolio may invest on the basis of the higher rating. Also, the Portfolio may invest in debt securities that are unrated. If a security is unrated, the Portfolio may assign it to a given category based on its own credit research.

State Street Research Bond Income Portfolio

          The Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.

          The Portfolio may lend securities it owns so long as such loans do not exceed 33 1/3% of the Portfolio's total assets.


          The Portfolio may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The Portfolio will adopt a temporary defensive position when, in the opinion of State Street Research, such a position is more likely to provide protection against adverse market conditions than adherence to the Portfolio's other investment policies. The types of high-quality instruments in which the Portfolio may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by S&P or the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.


          Securities Ratings Policies. When securities are rated by one or more independent rating agencies, the Portfolio uses these ratings to determine credit quality. The Portfolio may invest in debt instruments which are split rated; for example, rated investment grade by one rating agency, but lower than investment grade by the other. Where an investment is split rated, the Portfolio may invest on the basis of the higher rating. Also, the Portfolio may invest in debt securities that are unrated. If a security is unrated, the Portfolio may assign it to a given category based on its own credit research.

State Street Research Diversified Portfolio


          The Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.


          As a non-fundamental policy, the Portfolio may not engage in transactions in options except in connection with options on securities, securities indices, currencies and interest rates, and options on futures on securities, securities indices, currencies and interest rates.

          It is the Portfolio's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 15% of the Portfolio's total assets are invested in restricted securities, provided not more than 50% of the Portfolio's total assets are invested in restricted securities other than Rule 144A Securities.

          The Portfolio may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The Portfolio will adopt a temporary defensive position when, in the opinion of State Street Research, such a position is more likely to provide protection against adverse market conditions than adherence to the Portfolio's other investment policies. The types of high-quality instruments in which the Portfolio may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by S&P or the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.


State Street Research Investment Trust Portfolio


          The Portfolio's investment objective is long-term growth of capital and income.


          It is the Portfolio's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 15% of the Portfolio's total assets are invested in restricted securities, provided not more than 10% of the Portfolio's total assets are invested in restricted securities other than Rule 144A Securities.


          The Portfolio may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The Portfolio will adopt a temporary defensive position when, in the opinion of State Street Research, such a position is more likely to provide protection against adverse market conditions than adherence to the Portfolio's other investment policies. The types of high-quality instruments in which the Portfolio may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by S&P or the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.


          Securities Ratings Policies. When securities are rated by one or more independent rating agencies, the Portfolio uses these ratings to determine credit quality. The Portfolio may invest in debt instruments which are split rated; for example, rated investment grade by one rating agency, but lower than investment grade by the other. Where an investment is split rated, the Portfolio may invest on the basis of the higher rating. Also, the Portfolio may invest in debt securities that are unrated. If a security is unrated, the Portfolio may assign it to a given category based on its own credit research.

State Street Research Large Cap Growth Portfolio


          The Portfolio's investment objective is long-term growth of capital.


          The Portfolio may not engage in transactions in options except in connection with options on securities, securities indices, currencies and interest rates, and options on futures on securities, securities indices, currencies and interest rates.

          It is the Portfolio's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 50% of the Portfolio's total assets are invested in restricted securities, provided not more than 15% of the Portfolio's total assets are invested in restricted securities other than Rule 144A Securities.


          The Portfolio may invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

          The Portfolio may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The Portfolio will adopt a temporary defensive position when, in the opinion of State Street Research, such a position is more likely to provide protection against adverse market conditions than adherence to the Portfolio's other investment policies. The types of high-quality instruments in which the Portfolio may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by S&P or the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.


          Securities Ratings Policies. When securities are rated by one or more independent rating agencies, the Portfolio uses these ratings to determine credit quality. The Portfolio may invest in debt instruments which are split rated; for example, rated investment grade by one rating agency, but lower than investment grade by the other. Where an investment is split rated, the Portfolio may invest on the basis of the higher rating. Also, the Portfolio may invest in debt securities that are unrated. If a security is unrated, the Portfolio may assign it to a given category based on its own credit research.

State Street Research Large Cap Value Portfolio


          The Portfolio's investment objective is long-term growth of capital.


          It is the Portfolio's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 35% of the Portfolio's total assets are invested in restricted securities, provided not more than 10% of the Portfolio's total assets are invested in restricted securities other than Rule 144A Securities.

          Repurchase agreements will be limited to 30% of the Portfolio's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities, as determined by State Street Research, held by the Portfolio will be limited to 15% of the Portfolio's net assets.


          The Portfolio may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The Portfolio will adopt a temporary defensive position when, in the opinion of State Street Research, such a position is more likely to provide protection against adverse market conditions than adherence to the Portfolio's other investment policies. The types of high-quality instruments in which the Portfolio may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by S&P or the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.


          Securities Ratings Policies. When securities are rated by one or more independent rating agencies, the Portfolio uses these ratings to determine credit quality. The Portfolio may invest in debt instruments which are split rated; for example, rated investment grade by one rating agency, but lower than investment grade by the other. Where an investment is split rated, the Portfolio may invest on the basis of the higher rating. Also, the Portfolio may invest in debt securities that are unrated. If a security is unrated, the Portfolio may assign it to a given category based on its own credit research.

State Street Research Money Market Portfolio

          The Portfolio's investment objective is a high level of current income consistent with preservation of capital.

          In determining how much of the Portfolio's investments are in a given industry, securities issued by foreign governments are excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed mortgages" includes private pools of nongovernment-backed mortgages.

          The Portfolio may elect to concentrate its investments in obligations of domestic banks, including certain U.S. branches and agencies of foreign banks and certain foreign branches of U.S. banks. The Portfolio expects that investment, if any, in such obligations will consist principally of obligations which are issued by U.S. branches and agencies of foreign banks for sale in the U.S., subject to the belief of State Street Research that the risks described below are reduced in the case of such bank obligations. The Portfolio also may invest up to 25% of its total assets in obligations of foreign banks located abroad and obligations of foreign branches of domestic banks not having a guarantee of a U.S. bank. This 25% limit does not apply to investments in U.S. branches of foreign banks, which may be considered domestic banks if it can be demonstrated that they are subject to the same regulation as U.S. banks.

          All the Portfolio's investments mature in less than 397 days and the average maturity of the Portfolio's securities based on their dollar value will not exceed 90 days at the time of each investment. Money market instruments maturing in less than 397 days tend to yield less than obligations of comparable quality having longer maturities. See "Determination of Net Asset Values." Where obligations of greater than one year are used to secure the Portfolio's repurchase agreements, the repurchase agreements themselves will have very short maturities. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the Portfolio will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable.


          In seeking to provide the highest possible level of current income consistent with preservation of capital, the Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time. The Portfolio, consistent with its investment objective, attempts to maximize income by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio may also invest to take advantage of what are believed to be temporary disparities in the yields of different segments of the high grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Portfolio, may result in frequent changes in the Portfolio's investment portfolio of money market instruments. The value of the securities in the Portfolio's investment portfolio can be expected to vary inversely to changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of shares of the Portfolio could require the sale of portfolio investments at a time when a sale might not be desirable.

T. Rowe Price Large Cap Growth Portfolio

          The Portfolio's investment objective is long-term growth of capital and, secondarily, income.

          The Portfolio may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the Investment Company Act of 1940, as amended (the "1940 Act") or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds.

          The Portfolio may not purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the Portfolio would be invested in such programs.

          The Portfolio may not invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the Portfolio would be invested in warrants.

T. Rowe Price Small Cap Growth Portfolio


          The Portfolio's investment objective is long-term capital growth.


          The Portfolio may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds.

          The Portfolio may not purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the Portfolio would be invested in such programs.

          The Portfolio may not invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the Portfolio would be invested in warrants.

Zenith Equity Portfolio

          The Portfolio's investment objective is long-term capital appreciation.

          The Portfolio seeks to achieve its investment objective by investing in three other Portfolios of the Fund. MetLife Advisers, LLC ("MetLife Advisers") invests the Portfolio's assets equally among Capital Guardian U.S. Equity, Jennison Growth and FI Value Leaders (the "Underlying Portfolios"). MetLife Advisers maintains this equal division of assets among the Underlying Portfolios by rebalancing the Portfolio's assets each fiscal quarter. Each Underlying Portfolio has a different subadviser who will use a separate set of investment strategies, exposing each Underlying Portfolio to its own investment risks.

          For information regarding the investment strategies of the Underlying Portfolios, and the risks associated with those strategies, please refer to the information above which relates to the Underlying Portfolios and the sections below entitled "Investment Restrictions" and "Investment Practices."

                             INVESTMENT RESTRICTIONS

          The following is a description of fundamental and non-fundamental restrictions on the investments to be made by the thirty-three Portfolios. Fundamental restrictions may not be changed without the approval of a majority of the outstanding voting securities of the relevant Portfolio. Non-fundamental restrictions may be changed without such vote. Percentage tests regarding any investment restriction apply only at the time that a Portfolio is making that investment. State insurance laws and regulations may impose additional limitations on a Portfolio's investments, including its ability to borrow, lend, and use options, futures and other derivative instruments. In addition, these laws may require that a Portfolio's investments meet additional diversification or other requirements. A policy is fundamental only if the Prospectus or this SAI states that it is fundamental or that it may be changed only by shareholder vote.

Fundamental Investment Restrictions
- -----------------------------------


          Each of FI Mid Cap Opportunities, Franklin Templeton Small Cap Growth, Harris Oakmark Large Cap Value, Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index, Met/Putnam Voyager, Morgan Stanley EAFE Index, Neuberger Berman Partners Mid Cap Value, Russell 2000 Index, State Street Research Aggressive Growth, State Street Research Aurora, State Street Research Diversified, State Street Research Investment Trust, State Street Research Large Cap Value, Scudder Global Equity, T. Rowe Price Large Cap Growth and T. Rowe Price Small Cap Growth may not:


     1. (a) Borrow money to purchase securities or purchase securities on margin; (b) borrow money more than 5% of total assets for extraordinary or emergency purposes (e.g., to honor redemption requests which might otherwise require the sale of securities at an inopportune time); or (c) borrow in the form of short-term credits necessary to clear Portfolio transactions or to enter into reverse repurchase agreements with banks, together with amounts borrowed for extraordinary or emergency purposes, more than 1/3 of the amount by which total assets exceed total liabilities (excluding the liabilities represented by such obligations). The investment restrictions in (b) and (c) above do not apply to Scudder Global Equity.

     2. Engage in the underwriting of securities of other issuers except to the extent that in selling portfolio securities it may be deemed to be a "statutory" underwriter for purposes of the Securities Act of 1933.

     3.   Issue senior securities.

     4.   Sell call options which are not covered options.

     5. Make loans but this shall not prohibit a Portfolio from entering into repurchase agreements or purchasing bonds, notes, debentures or other obligations of a character customarily purchased by institutional or individual investors.

     6. Invest more than 10% of total assets (including REITs) in real estate interests, including real estate mortgage loans, provided that the limit shall not restrict investments in exchange-traded real estate investment trusts and shares of other real estate companies.

     7. Invest more than 25% of total assets in securities issued by companies primarily engaged in any one industry; provided that: (a) utilities will be considered separate industries according to type of service;
          (b) oil and oil related companies will be considered separate industries according to type (e.g., domestic crude oil and gas producers, domestic integrated oil companies, international oil companies, and oil service companies will each be deemed a separate industry); and
          (c) savings, loan associations, and finance companies will be considered separate industries. For these purposes, money market instruments issued by a foreign branch of a domestic bank will not be deemed to be an investment in a domestic bank. The Fund will disclose when more than 25% of these above-mentioned Portfolios' total assets are invested in four oil related industries.

          With respect to these above-mentioned Portfolios, if the Prospectus or this SAI specifically states that one or more of such Portfolios may engage in practices that would otherwise violate a fundamental policy, such exception is also part of such Portfolios' fundamental policies. (On the other hand, any policy set forth in the Prospectus or in the "Investment Objectives and Policies" section of this SAI for these Portfolios that is more restrictive than any fundamental policy on the same subject may be changed without any shareholder vote.)


          None of Capital Guardian U.S. Equity, Davis Venture Value, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Loomis Sayles Small Cap, MFS Investors Trust, MFS Total Return, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, State Street Research Bond Income, State Street Research Large Cap Growth, State Street Research Money Market and Zenith Equity will:


     1. Borrow money, except to the extent permitted by applicable law, regulation or order;


     2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws;


     3. Purchase or sell real estate, except that, consistent with its investment policies, the Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

     4. Purchase or sell commodities or commodity contracts, except that, consistent with its investment policies, the Portfolio may purchase and sell financial futures contracts and options and may enter into swap agreements, foreign exchange contracts and other financial transactions not requiring the delivery of physical commodities;

     5. Make loans, except by purchasing debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, by lending its portfolio securities, or as otherwise permitted by applicable law, regulation or order;

     6. Purchase securities (other than (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) securities of a registered investment company, and (iii) in the case of State Street Research Money Market, bank instruments issued by domestic banks and U.S. branches of foreign banks) if, as a result of such purchase, more than 25% of the total assets of the Portfolio (as of the time of investment) would be invested in any one industry, except to the extent permitted by applicable law, regulation or order; or

     7. Issue any senior securities except to the extent permitted by applicable law, regulation or order (for purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract or futures contract and collateral arrangements with respect to initial and variation margin are not deemed to involve the issuance of a senior security).

The following sets out additional fundamental policies and restrictions for certain Portfolios:

FI International Stock Portfolio

As a fundamental policy, the Portfolio may not:

     a.   Lend portfolio securities in excess of 20% of total assets.

     b. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy);
          (iii) purchase and sell currency futures contracts (on recognized futures exchanges) as a hedge or to adjust exposure to the currency market (the recognized exchange requirement and limitation as to purpose are non-fundamental policies); (iv) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iv) is non-fundamental); and (v) sell covered put options on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter into futures contracts. The policies in (i) and
          (iv) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or
          (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii), (iii) and (v) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

Sell put options other than to close out option positions previously entered into; provided that the Portfolio may (i) sell covered put options on securities and stock indices to earn additional income, as a hedge against or to minimize anticipated loss in value; and (ii) sell covered put options on currencies as a hedge against anticipated declines in currency exchange rates in which securities are held or to be purchased or to earn additional income.

Franklin Templeton Small Cap Growth Portfolio

As a fundamental policy, the Portfolio may not:


     a. Invest more than 25% of total assets in foreign securities (including investments through European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"), but excluding investments through American Depositary Receipts ("ADRs")).


     b.   Lend portfolio securities in excess of 20% of total assets.

     c. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy);
          (iii) purchase and sell currency futures contracts (on recognized futures exchanges) as a hedge or to adjust exposure to the currency market (the recognized exchange requirement and limitation as to purpose are non-fundamental policies); (iv) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iv) is non-fundamental); and (v) sell covered put options on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter into futures contracts. The policies in (i) and
          (iv) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or
          (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii), (iii) and (v) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

     d. Sell put options other than to close out option positions previously entered into; provided that the Portfolio may sell covered put options on securities and stock indices to earn additional income, as a hedge against or to minimize anticipated loss in value.

Harris Oakmark Large Cap Value Portfolio

As a fundamental policy, the Portfolio may not:


     a. Invest more than 25% of total assets in foreign securities (including investments through European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"), but excluding investments through American Depositary Receipts ("ADRs")).


     b. Lend portfolio securities in excess of 33 1/3% of total assets.

     c. Sell put options other than to close out option positions previously entered into.

     d. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; and
          (ii) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (ii) is non-fundamental). The policies in (i) and (ii) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission). The Portfolio's policy to not purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return is a non-fundamental policy.


FI Mid Cap Opportunities Portfolio


As a fundamental policy, the Portfolio may not:


     a. Invest more than 30% of total assets in foreign securities (including investments through European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"), but excluding investments through American Depositary Receipts ("ADRs")) denominated in a foreign currency and not publicly traded in the U.S.


     b.   Lend portfolio securities in excess of 25% of total assets.

     c. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy);
          (iii) purchase and sell currency futures contracts (on recognized futures exchanges) as a hedge or to adjust exposure to the currency market (the recognized exchange requirement and limitation as to purpose are non-fundamental policies); (iv) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iv) is non-fundamental); and (v) sell covered put options on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter into futures contracts. The policies in (i) and
          (iv) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or
          (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii), (iii) and (v) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

     d. Sell put options other than to close out option positions previously entered into; provided that the Portfolio may (i) sell covered put options on securities and stock indices to earn additional income, as a hedge against or to minimize anticipated loss in value; and (ii) sell covered put options on currencies as a hedge against anticipated declines in currency exchange rates in which securities are held or to be purchased or to earn additional income.

Lehman Brothers(R) Aggregate Bond Index Portfolio

As a fundamental policy, the Portfolio may not:

     a. Lend portfolio securities in excess of 33 1/3% of total assets.

     b. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; and
          (ii) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (ii) is non-fundamental). The policies in (i) and (ii) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission). The Portfolio's policy to not purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return is a non-fundamental policy.

     c. Sell put options other than to close out option positions previously entered into.

     d. For purposes of the application of the industry concentration fundamental investment restriction in 7 above to the Portfolio, companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect the financing companies.

MetLife Stock Index Portfolio

As a fundamental policy, the Portfolio may not:


     a. Invest more than 10% of total assets in foreign securities (including investments through European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"), but excluding investments through American Depositary Receipts ("ADRs")) except 25% of total assets may be invested in securities issued, assumed, or guaranteed by foreign governments or their political subdivisions or instrumentalities; assumed or guaranteed by domestic issuers; or issued, assumed, or guaranteed by foreign issuers with a class of securities listed on NYSE.


     b.   Lend portfolio securities in excess of 20% of total assets.

     c. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy); and
          (iii) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iii) is non-fundamental). The policies in (i) and (iii) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

     d. Sell put options other than to close out option positions previously entered into.

Met/Putnam Voyager Portfolio

As a fundamental policy, the Portfolio may not:


     a. Invest more than 10% of total assets in foreign securities (including investments through European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"), but excluding investments through American Depositary Receipts ("ADRs")) except that 25% of total assets may be invested in securities issued, assumed, or guaranteed by foreign governments or their political subdivisions or instrumentalities; assumed or guaranteed by domestic issuers; or issued, assumed, or guaranteed by foreign issuers with a class of securities listed on NYSE.


     b. Lend portfolio securities in excess of 33 1/3% of total assets.

     c. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy);
          (iii) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iii) is non-fundamental); and (iv) sell covered put options on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter into futures contracts. The policies in (i) and (iii) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii) and (iv) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

     d. Sell put options other than to close out option positions previously entered into; provided that the Portfolio may sell covered put options on securities and stock indices to earn additional income, as a hedge against or to minimize anticipated loss in value.

Morgan Stanley EAFE(R) Index Portfolio

As a fundamental policy, the Portfolio may not:

     a. Lend portfolio securities in excess of 33 1/3% of total assets.

     b. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy); and
          (iii) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iii) is non-fundamental). The policies in (i) and (iii) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

     c. Sell put options other than to close out option positions previously entered into.

Neuberger Berman Partners Mid Cap Value Portfolio

As a fundamental policy, the Portfolio may not:


     a. Invest more than 10% of total assets in foreign securities (including investments through European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"), but excluding investments through American Depositary Receipts ("ADRs")).


     b.   Lend portfolio securities in excess of 33 1/3% of total assets.

     c. Invest in commodities or commodity contracts. The Portfolio's policy to not purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return is a non-fundamental policy.

     c. Sell put options other than to close out option positions previously entered into.

Russell 2000(R) Index Portfolio and MetLife Mid Cap Stock Index Portfolio

As a fundamental policy, the Portfolios may not:


     a. Invest more than 10% of total assets in foreign securities (including investments through European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"), but excluding investments through American Depositary Receipts ("ADRs")) except that 25% of total assets may be invested in securities issued, assumed, or guaranteed by foreign governments or their political subdivisions or instrumentalities; assumed or guaranteed by domestic issuers; or issued, assumed, or guaranteed by foreign issuers with a class of securities listed on NYSE.


     b. Lend portfolio securities in excess of 33 1/3% of total assets.

     c. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy); and
          (iii) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iii) is non-fundamental). The policies in (i) and (iii) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

     d. Sell put options other than to close out option positions previously entered into.

Scudder Global Equity Portfolio

As a fundamental policy, the Portfolio may not:

     a. Lend portfolio securities in excess of 33 1/3% of total assets.

     b. (i) Borrow money in excess of 33 1/3% of total assets for extraordinary or emergency purposes (e.g., to honor redemption requests which might otherwise require the sale of securities at an inopportune time), provided that if these obligations with reverse repurchase agreements do not exceed 5% of total assets, no additional securities will be purchased for the Portfolio; or (ii) borrow in the form of short-term credits necessary to clear Portfolio transactions or enter into reverse repurchase agreements with banks, together with amounts borrowed for extraordinary or emergency purposes, more than 1/3 of the amount by which total assets exceed total liabilities (excluding the liabilities represented by such obligations).

     c. Commit more than 5% of the Portfolio's assets to transactions in options, futures or other "derivative" instruments that are intended for any purpose other than to protect against changes in market values of investments the Portfolio owns or intends to acquire, to facilitate the sale or disposition of investments for the Portfolio, or to adjust the effective duration or maturity of fixed income instruments owned by the Portfolio.

     d. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy);
          (iii) purchase and sell currency futures contracts (on recognized futures exchanges) as a hedge or to adjust exposure to the currency market (the recognized exchange requirement and limitation as to purpose are non-fundamental policies); (iv) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iv) is non-fundamental); and (v) sell covered put options on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter into futures contracts. The policies in (i) and
          (iv) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or
          (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii), (iii) and (v) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

     e. Sell put options other than to close out option positions previously entered into; provided that the Portfolio may (i) sell covered put options on securities and stock indices to earn additional income, as a hedge against or to minimize anticipated loss in value; and (ii) sell covered put options on currencies as a hedge against anticipated declines in currency exchange rates in which securities are held or to be purchased or to earn additional income.

State Street Research Aggressive Growth Portfolio and State Street Research Investment Trust Portfolio

As a fundamental policy, these Portfolios may not:


     a. Invest more than 10% of total assets in foreign securities (including investments through European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"), but excluding investments through American Depositary Receipts ("ADRs")) except that 25% of total assets may be invested in securities issued, assumed, or guaranteed by foreign governments or their political subdivisions or instrumentalities; assumed or guaranteed by domestic issuers; or issued, assumed, or guaranteed by foreign issuers with a class of securities listed on NYSE.


     b.   Lend portfolio securities in excess of 20% of total assets.

     c. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy); and
          (iii) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iii) is non-fundamental). The policies in (i) and (iii) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

     d. Sell put options other than to close out option positions previously entered into.

     e. For purposes of the application of the industry concentration fundamental investment restriction in 7 above to the Portfolio, companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect the financing companies.

State Street Research Aurora Portfolio and State Street Research Large Cap Value Portfolio

As a fundamental policy, these Portfolios may not:

     a. Lend portfolio securities in excess of 33 1/3% of total assets.

     b. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy);
          (iii) purchase and sell currency futures contracts (on recognized futures exchanges) as a hedge or to adjust exposure to the currency market (the recognized exchange requirement and limitation as to purpose are non-fundamental policies); (iv) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iv) is non-fundamental); and (v) sell covered put options on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter into futures contracts. The policies in (i) and
          (iv) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii), (iii) and (v) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

     c. Sell put options other than to close out option positions previously entered into; provided that the Portfolio may (i) sell covered put options on securities and stock indices to earn additional income, as a hedge against or to minimize anticipated loss in value; and (ii) sell covered put options on currencies as a hedge against anticipated declines in currency exchange rates in which securities are held or to be purchased or to earn additional income.

     d. For purposes of the application of the industry concentration fundamental investment restriction in 7 above to the Portfolio, companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect the financing companies.

State Street Research Diversified Portfolio

As a fundamental policy, the Portfolio may not:


     a. Invest more than 10% of total assets in foreign securities (including investments through European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"), but excluding investments through American Depositary Receipts ("ADRs")) except that 25% of total assets may be invested in securities issued, assumed, or guaranteed by foreign governments or their political subdivisions or instrumentalities; assumed or guaranteed by domestic issuers; or issued, assumed, or guaranteed by foreign issuers with a class of securities listed on NYSE.


     b.   Lend portfolio securities in excess of 20% of total assets.

     c. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy); and
          (iii) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iii) is non-fundamental). The policies in (i) and (iii) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

     d. Sell put options other than to close out option positions previously entered into.

     e. For purposes of the application of the industry concentration fundamental investment restriction in 7 above to the Portfolio, companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect the financing companies. Also, the 25% limitation in 7 above shall not apply to the Portfolio's (a) money market securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and (b) bank issued debt securities.

T. Rowe Price Large Cap Growth Portfolio

As a fundamental policy, the Portfolio may not:

     a. Invest more than 30% (excluding reserves) of total assets in foreign securities (including investments through European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"), but excluding investments through American Depositary Receipts ("ADRs").


     b.   Lend portfolio securities in excess of 33 1/3% of total assets.

     c. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy);
          (iii) purchase and sell currency futures contracts (on recognized futures exchanges) as a hedge or to adjust exposure to the currency market (the recognized exchange requirement and limitation as to purpose are non-fundamental policies); (iv) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iv) is non-fundamental); and (v) sell covered put options on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter into futures contracts. The policies in (i) and
          (iv) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or
          (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii), (iii) and (v) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

     d. Sell put options other than to close out option positions previously entered into; provided that the Portfolio may (i) sell covered put options on securities and stock indices to earn additional income, as a hedge against or to minimize anticipated loss in value; and (ii) sell covered put options on currencies as a hedge against anticipated declines in currency exchange rates in which securities are held or to be purchased or to earn additional income.

T. Rowe Price Small Cap Growth Portfolio

As a fundamental policy, the Portfolio may not:


     a. Invest more than 20% (excluding reserves) of total assets in foreign securities (including investments through European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"), but excluding investments through American Depositary Receipts ("ADRs")).


     b.   Lend portfolio securities in excess of 33 1/3% of total assets.

     c. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy);
          (iii) purchase and sell currency futures contracts (on recognized futures exchanges) as a hedge or to adjust exposure to the currency market (the recognized exchange requirement and limitation as to purpose are non-fundamental policies); (iv) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iv) is non-fundamental); and (v) sell covered put options on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter into futures contracts. The policies in (i) and (iv) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii), (iii) and (v) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

     d. Sell put options other than to close out option positions previously entered into; provided that the Portfolio may (i) sell covered put options on securities and stock indices to earn additional income, as a hedge against or to minimize anticipated loss in value; and (ii) sell covered put options on currencies as a hedge against anticipated declines in currency exchange rates in which securities are held or to be purchased or to earn additional income.

Non-Fundamental Investment Restrictions


For each of FI International Stock, Franklin Templeton Small Cap Growth, Harris Oakmark Large Cap Value, Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index, Met/Putnam Voyager, Morgan Stanley EAFE Index, Neuberger Berman Partners Mid Cap Value, Russell 2000 Index, State Street Research Aggressive Growth, State Street Research Aurora, State Street Research Diversified, State Street Research Investment Trust, State Street Research Large Cap Value, Scudder Global Equity, T. Rowe Price Large Cap Growth and T. Rowe Price Small Cap Growth, the following non-fundamental policies are in addition to those described elsewhere in the Prospectus or this SAI:


     1. No Portfolio will acquire securities for the purpose of exercising control over the management of any company.


     2. At least 75% of a Portfolio's total assets must be: (a) securities of issuers in which the Portfolio has not invested more than 5% of its total assets, (b) voting securities of issuers as to which the Fund owns no more than 10% of such securities, and (c) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.


     3.   No Portfolio may make any short sale.


     4. No Portfolio may participate on a joint or joint and several basis in any trading account in securities.



None of Capital Guardian U.S. Equity, Davis Venture Value, FI Mid Cap Opportunities, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Loomis Sayles Small Cap, MFS Investors Trust, MFS Total Return, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, State Street Research Bond Income, State Street Research Large Cap Growth, State Street Research Money Market and Zenith Equity will:


     1. Invest in securities of other investment companies except to the extent permitted by applicable law, regulation or order;

     2. *Invest more than 15% (10% in the case of State Street Research Money Market) of the value of the net assets of the Portfolio in illiquid securities (as of the time of investment), including variable amount master demand notes (if such notes provide for prepayment penalties) and repurchase agreements with remaining maturities in excess of seven days. (If, through a change in security values or net assets, or due to other circumstances, the value of illiquid securities held by the Portfolio exceeds 15% (10% in the case of State Street Research Money Market) of the value of the net assets of the Portfolio, the Portfolio shall consider appropriate steps to protect liquidity);

     3. Sell securities short or purchase any securities on margin, except to the extent permitted by applicable law, regulation or order;

     4. **With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities, or to securities of any registered investment company; or

     5. **With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer (as of the time of acquisition); provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities, or to securities of any registered investment company.

     * For purposes of non-fundamental investment restriction (2), "illiquid securities" is defined in this SAI under "Investment Practices - Illiquid Securities."

     ** The non-fundamental investment restrictions (4) and (5) above do not apply to Harris Oakmark Focused Value.

Insurance Law Restrictions

     The ability to sell contracts in New York requires that each portfolio manager use his or her best efforts to assure that each Portfolio complies with the investment restrictions and limitations prescribed by Sections 1405 and 4240 of the New York State Insurance Law and regulations thereunder in so far as such restrictions and limitations are applicable to investment of separate account assets in mutual funds. Failure to comply with these restrictions or limitations will result in the insurance companies that invest in the Fund ceasing to make investments in that Portfolio for the separate accounts. The current law and regulations permit the Fund to make any purchase if made on the basis of good faith and with that degree of care that an ordinarily prudent person in a like position would use under similar circumstances.

Variable Contract Related Investment Restrictions

     Separate accounts supporting variable life insurance and variable annuity contracts are subject to certain diversification requirements imposed by regulations adopted under the Internal Revenue Code. Because the Fund is intended as an investment vehicle for variable life insurance and variable annuity separate accounts, Section 817(h) of the Internal Revenue Code requires that the Fund's investments, and accordingly the investments of each Portfolio, be "adequately diversified" in accordance with regulations promulgated by the Department of the Treasury. Failure to do so means the variable life insurance and variable annuity contracts would cease to qualify as life insurance and annuities for federal tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury. The Fund intends to comply with these requirements.

                              INVESTMENT PRACTICES

     The following information relates to some of the investment practices in which certain Portfolios may engage. The table indicates which Portfolios may engage in each of these practices. Zenith Equity indirectly engages in the investment practices of its Underlying Portfolios.

     A Portfolio may be subject to specific limitations on these investment practices, as stated above under "Investment Objectives and Policies" or "Investment Restrictions" or in the Prospectus. The information below does not describe every type of investment, technique or risk to which a Portfolio may be exposed. Each Portfolio reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed above under "Investment Restrictions." The Russell 2000 Index Portfolio, MetLife Mid Cap Stock Index Portfolio, Morgan Stanley EAFE Index Portfolio and MetLife Stock Index Portfolio are collectively referred to as the "Equity Index Portfolios," and, together with the Lehman Brothers Aggregate Bond Index Portfolio, the "Index Portfolios."

Investment Practices            Portfolios
- ------------------------------  ----------------------------------------------
Equity Securities               All Portfolios other than Lehman Brothers
                                Aggregate Bond Index and State Street Research
                                Money Market

Convertible Securities          All Portfolios other than Street Research Money
                                Market

Fixed-income Securities         All Portfolios

Money Market Instruments        All Portfolios

U.S. Government Securities      All Portfolios

Mortgage-Related Securities     All Portfolios other than State Street Research
                                Money Market, Equity Index Portfolios, FI Mid
                                Cap Opportunities, FI Value Leaders and FI
                                International Stock

Stripped Mortgage Securities    All Portfolios other than State Street Research
                                Money Market, Equity Index Portfolios, FI Mid
                                Cap Opportunities, FI Value Leaders and FI
                                International Stock


Asset-backed Securities         All Portfolios other than Equity Index
                                Portfolios, FI Mid Cap Opportunities, FI Value
                                Leaders and FI International Stock


Zero Coupon Securities          All Portfolios other than State Street Research
                                Money Market and Equity Index Portfolios

Lower Rated Fixed-income        All Portfolios other than State Street Research
Securities (High Yield Debt)    Money Market and Equity Index Portfolios

Foreign Securities              All Portfolios

High Yield/High Risk Foreign    All Portfolios other than Equity Index
Sovereign Debt Securities       Portfolios and State Street Research Money
                                Market

Brady Bonds                     All Portfolios other than Equity Index
                                Portfolios, FI Mid Cap Opportunities, FI Value
                                Leaders and FI International Stock

Foreign Equity Depositary       All Portfolios other than Lehman Brothers
Receipts                        Aggregate Bond Index and State Street Research
                                Money Market

Yankee Bonds                    All Portfolios other than State Street Research
                                Money Market, Equity Index Portfolios, FI Mid
                                Cap Opportunities, FI Value Leaders and FI
                                International Stock

Foreign Currency Transactions,  All Portfolios other than Russell 2000 Index,
including Forward Contracts,    MetLife Mid Cap Stock Index and MetLife Stock
Futures and Options             Index (except that Neuberger Berman Partners Mid
                                Cap Value may not purchase options on foreign currencies)

Emerging Markets                All Portfolios other than State Street Research
                                Money Market

Obligations of Supranational    All Portfolios other than Equity Index
Agencies                        Portfolios

Illiquid Securities             All Portfolios

Rule 144A Securities            All Portfolios

Real Estate Investment Trusts   All Portfolios other than State Street Research
                                Money Market

Investment Company Securities   All Portfolios

Exchange Traded Funds           All Portfolios other than State Street Research
                                Money Market

Repurchase Agreements           All Portfolios

Reverse Repurchase Agreements   All Portfolios other than FI Mid Cap
                                Opportunities, FI Value Leaders and FI
                                International Stock

Dollar Rolls                    All Portfolios other than FI Mid Cap
                                Opportunities, FI Value Leaders and FI
                                International Stock

Purchasing and Selling Options  All Portfolios other than Neuberger Berman
on Securities                   Partners Mid Cap Value and State Street Research
                                Money Market

Purchasing and Selling Futures  All Portfolios other than Neuberger Berman
(and options thereon)           Partners Mid Cap Value, State Street Research
                                Money Market and Harris Oakmark Focused Value

Eurodollar Futures and Options  All Portfolios other than State Street Research
                                Money Market, Neuberger Berman Partners Mid Cap Value, FI Mid Cap Opportunities and FI Value Leaders

Loan Participations and         All Portfolios other than State Street Research
Assignments                     Money Market, Equity Index Portfolios, FI Mid
                                Cap Opportunities, FI Value Leaders and FI
                                International Stock

Swaps, Caps, Floors, Collars,   All Portfolios other than State Street Research
Etc.                            Money Market, FI Mid Cap Opportunities, FI Value
                                Leaders and FI International Stock (Neuberger
                                Berman Partners Mid Cap Value may not engage in swaps)

Inverse Floaters                All Portfolios other than State Street Research
                                Money Market, Equity Index Portfolios, FI Mid
                                Cap Opportunities, FI Value Leaders and FI
                                International Stock

Structured Notes                All Portfolios other than State Street Research
                                Money Market, Equity Index Portfolios, FI Mid
                                Cap Opportunities, FI Value Leaders and FI
                                International Stock

Capital Securities              All Portfolios other than State Street Research
                                Money Market, Equity Index Portfolios, FI Mid
                                Cap Opportunities, FI Value Leaders and FI
                                International Stock

Payment-in-Kind securities      All Portfolios other than State Street Research
("PIKs")                        Money Market, Equity Index Portfolios, FI Mid
                                Cap Opportunities, FI Value Leaders and FI
                                International Stock

Warrants                        All Portfolios other than State Street Research
                                Money Market

Indexed Securities              All Portfolios other than State Street Research
                                Money Market

When Issued Securities          All Portfolios

Forward Commitments             All Portfolios other than State Street Research
                                Money Market

Hybrid Instruments              All Portfolios other than State Street Research
                                Money Market (up to 10% of total assets for T.
                                Rowe Price Large Cap Growth and T. Rowe Price
                                Small Cap Growth)


Short Sales "Against the Box"   Harris Oakmark Focused Value, MFS Investors
                                Trust, MFS Total Return, State Street Research
                                Large Cap Growth and State Street Research Bond
                                Income


Lending of Portfolio            All Portfolios
Securities

Equity Securities - The Portfolios listed above may invest in equity securities. Equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Portfolio may sometimes decrease instead of increase. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of each class of a Portfolio that invests in companies with smaller capitalization, therefore, may fluctuate more widely than market averages.

Convertible Securities - The Portfolios listed above may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

Fixed-Income Securities - The Portfolios listed above may invest in fixed-income securities. Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.


          Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security's issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors. Except to the extent values are affected by other factors such as developments relating to a specific issuer, generally the value of a fixed-income security can be expected to rise when interest rates decline and conversely, the value of such a security can be expected to fall when interest rates rise. Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Portfolio the principal on the security before it is due, thus depriving the Portfolio of a favorable stream of future interest or dividend payments. In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Portfolio would typically receive a premium if an issuer were to redeem a security, if an issuer were to exercise a "call option" and redeem the security during times of declining interest rates, the Portfolio may realize a capital loss on its investment if the security was purchased at a premium and the Portfolio may be forced to replace the called security with a lower yielding security.

          Because interest rates vary, it is impossible to predict the income for any particular period of a Portfolio that invests in fixed-income securities. Fluctuations in the value of a Portfolio's investments in fixed-income securities will cause the net asset value of each class of the Portfolio to increase or decrease.


          Duration is a measure of the price volatility of a bond equal to the weighted average term to maturity of the bond's cash flows. The weights are the present values of each cash flow as a percentage of the present value of all cash flows. The greater the duration of a bond, the greater its percentage price volatility. Only a pure discount bond - that is, one with no coupon or sinking-fund payments - has a duration equal to the remaining maturity of the bond, because only in this case does the present value of the final redemption payment represent the entirety of the present value of the bond. For all other bonds, duration is less than maturity.

          The difference between duration and maturity depends on: (a) the size of the coupon, (b) whether or not there are to be sinking-fund payments, and (c) the yield-to-maturity represented by the bond's current market value. The higher the coupon the shorter the duration. This is because the final redemption payment accounts for a smaller percentage of the bond's current value. The higher the yield the shorter the duration. This is because the present values of the distant payments become less important relative to the present values of the nearer payments. A typical sinking fund reduces duration by about 1.5 years. For bonds of less than five years to maturity, duration expands rapidly as maturity expands. From 5 to 15 years remaining maturity, duration continues to expand as maturity lengthens, but at a considerably slower rate. Beyond 15 years' maturity, increments to duration are quite small, and only a bond with very low (or no) coupon would have a duration of more than 15 years.

          There is a close relationship between duration and the price sensitivity of a bond to changes in interest rates. The relationship is approximately as follows:

          Percent change in bond price = - (Duration x Absolute change in yield).

          For example, a bond with 10 years' duration will decline (or rise) in price by approximately 5 percent when yield increases (or decreases) by one half percent. Similarly, a yield increase of 2 percent will produce a price decline of about 24 percent for a bond with 12 years' duration; but the same 2 percent yield increase will produce a price decline of only some 10 percent for a bond with five-years' duration. This same relationship holds true for the duration and price of the entire portfolio of a Portfolio.


Money Market Instruments - Obligations of foreign branches of U.S. banks and other foreign securities are subject to risks of foreign political, economic and legal developments, which include foreign governmental restrictions adversely affecting payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. With respect to bank obligations, different risks may result from the fact that foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. Obligations of such branches will be purchased by a Portfolio only when the Portfolio's adviser or subadviser believes the risks are minimal.


          The following constitutes a description of the money market instruments which may be purchased by each Portfolio, some of which may only invest for temporary defensive purposes.

          U.S. Government Securities - are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government. Some obligations, such as those issued by the U.S. Treasury, the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration, are backed by the full faith and credit of the U.S. Treasury. Other obligations are backed by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

          Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

          Bankers' Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

          Eurodollar Obligations - are obligations of foreign branches of U.S. banks.


          Commercial Paper - refers to promissory notes issued by corporations in order to finance their short-term credit needs. Commercial paper may also be backed by segregated assets. See "Asset-backed securities" below. For a description of commercial paper ratings see Appendix A-2. Commercial paper may also be issued by foreign companies or banks or their U.S. affiliates.


U.S. Government Securities - The Portfolios listed above may invest in some or all of the following U.S. Government securities, as well as in other types of securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities:

          U.S. Treasury Bills - Direct obligations of the United States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

          U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

          "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

          "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

          "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

          U.S. Government securities often do not involve the same credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the net asset value of each class of a Portfolio. Since the magnitude of these fluctuations will generally be greater at times when the Portfolio's average maturity is longer, under certain market conditions, a Portfolio may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Mortgage-Related Securities - The Portfolios listed above may invest in the following types of mortgage-related securities:

          Privately Issued Mortgage Securities - These privately-issued pass through securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations ("CMOs"; see the general description below). Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the foregoing. Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A Portfolio will not limit its investments to asset-backed securities with credit enhancements.


          Adjustable Rate Mortgage Securities - An Adjustable Rate Mortgage Security ("ARM"), like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed rate mortgage securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.


          Collateralized Mortgage Obligations - A Collateralized Mortgage Obligation ("CMO") is a debt security collateralized by a portfolio of mortgages or mortgage securities held under a trust indenture. In some cases, the underlying mortgages or mortgage securities are issued or guaranteed by the U.S. Government or an agency or instrumentality thereof, but the obligations purchased by a Portfolio will in many cases not be so issued or guaranteed. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. The early retirement of a particular class or series of CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security.

Stripped Mortgage Securities - The Portfolios listed above may invest in stripped mortgage securities, which are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Portfolios invest. Stripped mortgage securities may not be as liquid as other securities in which the Portfolios may invest.

          Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield-to-maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in a top rating category.

          As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of other mortgage securities, like other debt instruments, will tend to move in the opposite direction of interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described herein, may reduce fluctuations in the net asset value of each class of a Portfolio.

          In addition to the stripped mortgage securities described above, the Portfolios listed above may invest in similar securities such as "Super POs," "Levered IOs" and "IOettes," all of which are more volatile than conventional POs or IOs. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Portfolios may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the Portfolio.

          Under the Internal Revenue Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the portfolio.

Asset-Backed Securities - The Portfolios listed above may invest in asset-backed securities. As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A Portfolio will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, many such securities are widely traded by brokers and dealers, and in such cases will not be deemed by that Portfolio's subadviser to be illiquid securities for the purposes of the investment policy that limits a Portfolio's investments in illiquid securities.

          Types of Credit Support - Mortgage securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

          The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

          Examples of credit support arising out of the structure of the transaction include "senior subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

Zero Coupon Securities - The Portfolios listed above may invest in zero coupon securities. Zero coupon securities involve special risk considerations. Zero coupon securities include debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When such a zero coupon security is held to maturity, its entire return (other than the return of the principal upon maturity), consists of the amortization of discount and comes from the difference between its purchase price and its maturity value. The difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the return on their investment will be. Certain other zero coupon securities which also are sold at substantial discounts from their maturity value, provide for the commencement of regular interest payments at a deferred date.

          Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The values of zero coupon securities appreciate more during periods of declining interest rates and depreciates more during periods of rising interest rates. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities are generally not traded on a national securities exchange, many such securities are widely traded by brokers and dealers and, if so, will not be considered illiquid.


          Current federal income tax law requires the holder of a zero coupon security (as well as the holders of other securities, such as Brady Bonds, which may be acquired at a discount) to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Lower Rated Fixed-Income Securities (High Yield Debt) - The Portfolios listed above may invest in high yield debt. Fixed-income securities rated below "investment grade" (i.e., rated below one of the top four ratings from Moody's or S&P or any other nationally recognized rating agency; or, if the securities are unrated, judged by the subadviser to be of similar quality) are considered high yield, high risk securities and are commonly known as "high yield debt" or "junk bonds". Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The ability of a Portfolio investing in lower quality fixed-income securities to achieve its investment objective may be more dependent on the relevant adviser's or subadviser's own credit analysis than it would be for a Portfolio investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. For more information, including a detailed description of the ratings assigned by S&P, Moody's and Duff & Phelps, please refer to "Appendix A-1-Description of Bond Ratings."

Foreign Securities - The Portfolios listed above may invest in foreign securities. Unless otherwise indicated in the Prospectus or this SAI with respect to a Portfolio, foreign securities refer to securities of issuers organized or headquartered outside the United States or primarily traded outside the United States.


          Although investing in foreign securities may increase a Portfolio's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Portfolio's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

          A Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

          Since most foreign securities are denominated in foreign currencies or trade primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Portfolio investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Changes in the value relative to the U.S. dollar of a foreign currency in which a Portfolio's holdings are denominated will result in a change in the U.S. dollar value of the Portfolio's assets and the Portfolio's income available for distribution.

          In addition, although part of a Portfolio's income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Portfolio's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Portfolio could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Portfolio accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

          Each Portfolio may also purchase shares of investment companies investing primarily in foreign securities, including shares of funds that invest primarily in securities of issuers located in one foreign country or region. Each Portfolio may, subject to the limitations stated above, invest in World Equity Benchmark Shares ("WEBS") and similar securities that invest in securities included in foreign securities indices. See "Investment Practices - Foreign Equity Depositary Receipts."


High Yield/High Risk Foreign Sovereign Debt Securities - The Portfolios listed above may invest in high yield/high risk foreign sovereign debt securities, which are typically issued by developing or emerging market countries. Such countries' ability to pay principal and interest may be adversely affected by many factors, including high rates of inflation, high interest rates, currency exchange rate fluctuations or difficulties, political uncertainty or instability, the country's cash flow position, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, the policy of the International Monetary Fund (the "IMF"), the World Bank and other international agencies, the obligor's balance of payments, including export performance, its access to international credit and investments, fluctuations in the international prices of commodities which it imports or exports and the extent of its foreign reserves and access to foreign exchange. Currency devaluations may also adversely affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.


          If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government's implementation of economic reforms or other requirements. Failure to meet such conditions may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

          A Portfolio may invest in the sovereign debt of foreign countries which have issued or have announced plans to issue Brady Bonds, and expect that a substantial portion of their investments in sovereign debt securities will consist of Brady Bonds.

Brady Bonds - The Portfolios listed above may invest in Brady Bonds, which are debt securities issued under the framework of the Brady Plan, an initiative announced by then U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the IMF. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

          Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, a Portfolio will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. A Portfolio may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

          In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

          Sovereign obligors in developing and emerging market countries have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness including, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a Portfolio may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Portfolio's holdings. Brady Bonds involving an emerging market country are included in any Portfolio's limitation on investments in emerging markets.


Foreign Equity Depositary Receipts - In addition to purchasing foreign securities directly, each Portfolio listed above may purchase Foreign Equity Depositary Receipts, which are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. The Portfolios listed above may invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs"). In addition, the Portfolios listed above may invest in American Depositary Receipts ("ADRs"), which represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs, GDRs and IDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs, GDRs and IDRs are not necessarily quoted in the same currency as the underlying security.

          Foreign Equity Depositary Receipts can be either "sponsored" or "unsponsored." Sponsored Foreign Equity Depositary Receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored Foreign Equity Depositary Receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored Foreign Equity Depositary Receipts.

          To the extent a Portfolio acquires Foreign Equity Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Foreign Equity Depositary Receipts to issue and service such Foreign Equity Depositary Receipts (unsponsored), there may be an increased possibility that such Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Foreign Equity Depositary Receipts does not eliminate the risks inherent in investing in securities of non-U.S. issuers. The market value of Foreign Equity Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Foreign Equity Depositary Receipts and the underlying securities are quoted. However, by investing in Foreign Equity Depositary Receipts, such as ADRs, that are quoted in U.S. dollars, a Portfolio may avoid currency risks during the settlement period for purchases and sales.

Yankee Bonds - The Portfolios listed above may invest in Yankee bonds, which are bonds denominated in U.S. dollars and issued by foreign entities for sale in the United States. Yankee bonds are affected by interest rates in the U.S. and by the economic, political and other forces which impact the issuer locally.


Foreign Currency Transactions, including Forward Contracts, Futures and Options
- - The Portfolios listed above may engage in foreign currency transactions to protect against a change in the foreign currency exchange rate between the date on which a Portfolio contracts to purchase or sell a security that settles in a foreign currency and the settlement date for the purchase or sale. In order to "lock in" the equivalent of a dividend or interest payment in another currency, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, a Portfolio may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). A Portfolio will maintain cash or other liquid assets in a segregated account with the custodian in an amount at least equal to (i) the difference between the current value of the Portfolio's liquid holdings that settle in the relevant currency and the Portfolio's outstanding net obligations under currency forward contracts in that currency, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract.

          Subject to the investment policies described above in "Investment Objectives" and "Investment Restrictions" and in the Prospectus, the Portfolios listed above may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. Certain Portfolios may also purchase options on foreign currencies. See "Purchasing and Selling Options on Securities," and "Purchasing and Selling Futures (and options thereon)" below. A Portfolio's use of such transactions may be limited by tax considerations.

Emerging Markets - The Portfolios listed above may invest in the securities of issuers in emerging market countries (up to the limit of each Portfolio's ability to invest in foreign securities). Investing in securities of issuers in emerging market countries involves risks in addition to those discussed in the Prospectus and this SAI under "Foreign Securities." Emerging market countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Portfolio's purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Portfolio, the subadviser, its affiliates and their respective clients and other service providers. A Portfolio may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.


          Foreign investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign countries or limit investment by foreign countries to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Portfolio. The repatriation of both investment income and capital from certain emerging market countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Portfolio may invest in such countries only through other investment funds in such countries. See "Investment Company Securities" below.


Obligations of Supranational Agencies - The Portfolios listed above may invest in obligations issued by supranational agencies such as the International Bank for Reconstruction and Development (commonly known as the World Bank) which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered U.S. Government securities and are not supported, directly or indirectly, by the U.S. Government.

Illiquid Securities - Each Portfolio may invest up to 15% (10% in the case of State Street Research Money Market) of its net assets in "illiquid securities," that is, securities which in the opinion of the subadviser may not be resalable at the price at which the Portfolio is valuing the security, within seven days, except as qualified below. Illiquid securities include securities whose disposition is restricted by federal securities laws (other than Rule 144A securities deemed liquid by the Portfolio's subadviser) and certificates of deposit and repurchase agreements of more than seven days duration or any time deposit with a withdrawal penalty. If through the appreciation of illiquid securities or the depreciation of liquid securities, a Portfolio is in a position where more than 15% (10% in the case of State Street Research Money Market) of the value of its net assets are invested in illiquid assets, the Portfolio is not required to immediately sell any illiquid securities if to do so would not be in the best interest of the Portfolio's shareholders.

Rule 144A Securities - The Portfolios listed above may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless the Portfolio's subadviser has determined, under guidelines established by the Fund's Board of Directors, that the particular issue of Rule 144A securities is liquid.


Real Estate Investment Trusts ("REITs") - The Portfolios listed above may invest in REITs, which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code. A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.


          Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code requires), and are subject to the risk of financing projects. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemption from the 1940 Act. REITs, and mortgage REITs in particular, are also subject to interest rate risk.

Investment Company Securities - The Portfolios listed above may invest in other investment companies to the extent permitted by the 1940 Act. Because of restrictions on direct investment by U.S. entities in certain countries, a Portfolio may choose to invest indirectly in such countries by purchasing shares of another investment company that is permitted to invest in such countries, which may be the most practical or efficient way for the Portfolio to invest in such countries. In other cases, where the Portfolio's subadviser desires to make only a relatively small investment in a particular country, investing through an investment company that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, a Portfolio will bear its share of the expenses of that investment company. These expenses are in addition to the Portfolio's own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio.

          Zenith Equity pursues its investment objective by investing its assets in securities of other investment companies (FI Value Leaders, Jennison Growth and Capital Guardian U.S. Equity).

          Davis Venture Value may only invest in securities of investment companies investing primarily in foreign securities.

          Exchange Traded Funds (see below) are investment company securities; therefore, investments therein are subject to a Portfolio's limitation on investment in other investment companies.

Exchange Traded Funds - The Portfolios listed above may invest in Exchange Traded Funds ("ETFs") subject to the restrictions on the percentage of such Portfolios' assets that may be represented by Investment Company Securities. ETFs are also referred to as Domestic Equity Depositary Receipts. ETFs are interests in a unit investment trust ("UIT") that holds a portfolio of securities that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs"), DIAMONDs, iShares, HOLDRs, VIPERs and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (each of these ETFs are listed on the American Stock Exchange).

          ETFs are issued in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the relevant index (the "Target Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Target Index and the net asset value of a Portfolio Deposit.

          ETFs are not individually redeemable, except upon termination of the UIT that issued them. To redeem, a Portfolio must accumulate enough ETFs to reconstitute a Creation Unit. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, a Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.


          The redemption price (and therefore the sale price) of ETFs is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of an ETF is similar to the risk involved in the purchase or sale of traditional securities, with the exception that the price of ETFs is based on the value of a basket of stocks. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they trade (which may result in their trading at a discount or premium to their net asset value). ETFs may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on ETFs.

Repurchase Agreements - The Portfolios listed above may enter into repurchase agreements by which a Portfolio purchases a security (usually a U.S. Government Security) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. Each Portfolio, through the custodian or subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one day duration and 102% on all other repurchase agreements. Each Portfolio's adviser or subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price.

          The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford a Portfolio the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, or the seller may enter insolvency, thereby delaying or limiting realization of collateral. In such event, the Portfolio may be able to exercise rights with respect to the underlying security, including possible disposition of the security in the market. However, a Portfolio may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.


Reverse Repurchase Agreements and Dollar Rolls - The Portfolios listed above may enter into reverse repurchase agreements and dollar rolls with qualified institutions to seek to enhance returns. Information about specific limitations on reverse repurchase agreements applicable to the Portfolios is set out above under "Investment Objectives and Policies" and "Investment Restrictions".

          Reverse repurchase agreements involve sales by a Portfolio of portfolio assets concurrently with an agreement by that Portfolio to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities.

          A Portfolio may enter into dollar rolls in which it sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.


          The Portfolio will establish a segregated account with its custodian in which it will maintain high quality liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Although reverse repurchase agreements and dollar rolls have certain characteristics similar to borrowings, these investment techniques are not considered borrowings by a Portfolio for purposes of determining the limitations on each Portfolio's borrowings described under the heading "Investment Restrictions".


Purchasing and Selling Options on Securities - The Portfolios listed above may purchase and sell options on a security, which entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange. For a discussion of additional risks related to futures and options, see the discussion below. Information about specific limitations on option transactions applicable to the Portfolios is set out above under "Investment Objectives and Policies" and "Investment Restrictions".


          Risks Related to Futures and Options - The purchase and sale of futures contracts, options on futures, and options on securities or indexes and options involve risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts or options and movements in the price of the underlying securities or index. A Portfolio's use of futures contracts or options will not be fully effective unless the Portfolio can compensate for such imperfect correlation. There is no assurance that a Portfolio will be able to effect such compensation.

          The correlation between the price movement of a futures contract or option and the related security (or index) may be distorted due to differences in the nature of the markets. If the price of the futures contract or option moves more than the price of the security or index, a Portfolio would experience either a loss or a gain on the future or option that is not completely offset by movements in the price of the security or index. In an attempt to compensate for imperfect price movement correlations, a Portfolio may purchase or sell futures contracts or options in a greater amount than the related securities or index position if the volatility of the related securities or index is historically greater than the volatility of the futures contracts or options. Conversely, a Portfolio may purchase or sell fewer contracts or options if the volatility of the price of the securities or index is historically less than that of the contracts or options.


          There are many reasons why changes in the values of futures contracts or options may not correlate perfectly with changes in the value of the underlying security or index. For example, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for index futures or options may not correspond perfectly to hours of trading on the exchange where the underlying securities trade. This may result in a disparity between the price of futures or options and the value of the underlying security or index due to the lack of continuous arbitrage between the futures or options price and the value of the underlying security or index. Hedging transactions using securities indices also involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged (since a Portfolio will typically not own all of the securities included in a particular index).

          Price movement correlation also may be distorted by the limited liquidity of certain futures or options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instance, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market generally enhances its liquidity. Nonetheless, speculative trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.


          Positions in futures contracts and related options are established or closed out only on an exchange or board of trade regulated by the Commodity Futures Trading Commission ("CFTC"). There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

          An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Portfolio would have to exercise the option in order to realize any profit. If a Portfolio that has written an option is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume and (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

          Because the specific procedures for trading foreign futures and options on futures exchanges are still evolving, additional or different margin requirements as well as settlement procedures may be applicable to foreign futures and options at the time a Portfolio purchases foreign futures or options.

          The successful use of transactions in futures and options depends in part on the ability of a Portfolio to forecast correctly the direction and extent of interest rate or securities price movements within a given time frame. To the extent interest rates or securities prices move in a direction opposite to that anticipated, a Portfolio may realize a loss that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or securities prices move during the period that a Portfolio holds futures or options positions, the Portfolio will pay the cost of taking those positions (i.e., brokerage costs). As a result, the Portfolio's total return for such period may be less than if it had not engaged in the futures or option transaction.

          Future Developments - The above discussion relates to a Portfolio's proposed use of futures contracts, options and options on futures contracts and swap transactions currently available. The relevant markets and related regulations are constantly evolving. In the event of future regulatory or market developments, a Portfolio may also use additional types of futures contracts or options and other similar or related investment techniques.


          Writing Covered Options - The Portfolios listed above may write covered call or put options. A call option on a futures contract written by a Portfolio is considered by the Portfolio to be covered if the Portfolio owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by a Portfolio is considered to be covered if the Portfolio owns a security deliverable under the option. A written call option is also covered if the Portfolio holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

          A put option on a futures contract written by a Portfolio, or a put option on a security written by a Portfolio, is covered if the Portfolio maintains cash or other liquid assets with a value equal to the exercise price in a segregated account with the Portfolio's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

          If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.


          Closing a written call option will permit a Portfolio to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit a Portfolio to write another put option secured by the segregated cash or other liquid assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Portfolio investments. If a Portfolio desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

          A Portfolio will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Portfolio will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

          Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, a Portfolio will have a net gain from the options transaction, and the Portfolio's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Portfolio when the put options are closed.


          Over-the-Counter Options - An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While a Portfolio will seek to enter into over-the-counter options only with dealers who agree to and are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Portfolio might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Portfolio cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

          The staff of the SEC has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government securities is the other party to an option contract written by a mutual fund such as a Portfolio, and such Portfolio has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Portfolio only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money").

Purchasing and Selling Futures (and options thereon) - The Portfolios listed above may purchase and sell futures and options on futures. Information about specific limitations on futures and options on futures applicable to the Portfolios is set out above under "Investment Objectives and Policies" and "Investment Restrictions".

          Futures Contracts - A futures contract is an agreement between two parties to buy and sell a commodity or financial instrument (e.g., an interest-bearing security, a currency or, in the case of futures contracts on the S&P 500 Index, the value of the basket of securities comprising the Index) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index.

          When a trader, such as a Portfolio, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker, as "initial margin," an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills) equal to approximately 2% to 20% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase or decline is received or paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin" or "maintenance margin." A Portfolio with a long position in a futures contract will establish a segregated account with the Portfolio's custodian containing liquid assets equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, a Portfolio will establish a segregated account with the custodian with liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

          Although futures contracts by their terms may require actual delivery and acceptance of securities, in most cases the contracts are closed out before settlement. Closing out a futures sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is effected by the purchaser selling an offsetting futures contract.

          Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

          MFS Total Return may purchase and sell futures contracts on interest-bearing securities or indices thereof, or on indices of stock prices (such as the S&P 500 Index), to increase or decrease its portfolio exposure to common stocks or to increase or decrease its portfolio exposure to notes and bonds.

          Options on Futures - An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the CFTC.

          The Fund, on behalf of each of the Portfolios, has notified the CFTC, pursuant to Rule 4.5 under the Commodity Exchange Act, that it desires to claim exclusion from the definition of the term "Commodity Pool Operator". In connection with such exclusion, the Fund has represented, on behalf of each Portfolio, that the Fund will operate the Portfolio in a manner such that the
Portfolio:

          (i) Will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Rule 1.3(z)(1); provided, however, that, in addition, with respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of Rule 1.3(z)(1), the Portfolio may enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums required to establish such positions will not exceed 5 percent of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Rule 190.01(x) may be excluded in computing such 5%;

          (ii) Will not be, and has not been, marketing participation to the public as or in a commodity pool or otherwise as or in a vehicle for trading in the commodity futures or commodity options markets;

          (iii) Will disclose in writing to each prospective participant the purpose of and the limitations on the scope of the commodity futures and commodity options trading in which the Portfolio intends to engage; and

          (iv) Will submit to such special calls as the CFTC may make to require the Fund on behalf of the Portfolio to demonstrate compliance with the provisions of Rule 4.5(c) under the Commodity Exchange Act.

          If Rule 4.5 under the Commodity Exchange Act is amended to provide for an alternative to the 5 percent test described in (i) above, a Portfolio will operate in accordance with either the 5 percent test or the alternative test, except as provided in such Portfolio's fundamental investment policies. For a discussion of additional risks related to futures and options, see the discussion below.

Eurodollar Futures and Options - The Portfolios listed above may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Loan Participations and Assignments - The Portfolios listed above may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders").

The Portfolios listed above may invest in such Loans in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically will result in the Portfolios having a contractual relationship only with the Lender, not with the borrower. The Portfolios will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolios generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolios may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolios will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. When a Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

          The Portfolios may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, the Portfolios anticipate that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Portfolio's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The Portfolios currently intend to treat all investments in Participations and Assignments as illiquid.


Swaps, Caps, Floors, Collars, Etc. - The Portfolios listed above may enter into interest rate, currency and index swaps, the purchase or sale of related caps, floors and collars and other derivatives. A Portfolio will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a portfolio anticipates purchasing at a later date. A Portfolio will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference currencies.

          A Portfolio will usually enter into interest rate swaps on a net basis, that is, two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. To the extent that a Portfolio maintains in a segregated account with its custodian liquid assets sufficient to meet its obligations under swaps, caps, floors, collars and other similar derivatives (see below) these investments will not constitute senior securities under the 1940 Act, as amended, and, thus, will not be treated as being subject to the Portfolio's borrowing restrictions. A Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless the counterparty is deemed creditworthy by that Portfolio's subadviser. If a counterparty defaults, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. Caps, floors and collars may not be as liquid as swaps.

          The liquidity of such agreements will be determined by a Portfolio's subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed to be within the restriction on investments in illiquid securities.

          The Portfolio's listed above will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.


Inverse Floaters - The Portfolios listed above may invest in inverse floaters, which are derivative mortgage securities. Inverse floaters are structured as a class of security that receives distributions on a pool of mortgage assets and whose yields move in the opposite direction of short-term interest rates, sometimes at an accelerated rate. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the Portfolios invest (with the exception of stripped mortgage securities). Inverse floaters may not be as liquid as other securities in which the Portfolios may invest.

Structured Notes - The Portfolios listed above may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the LIBOR). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the U.S. Treasury bill rate does not exceed some specified maximum); but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply increased or reduced.


          Structured notes can serve many different purposes in the management of a Portfolio. For example, they can be used to increase a Portfolio's exposure to changes in the value of assets that the Portfolio would not ordinarily purchase directly (such as gold or oil). They can also be used to hedge the risks associated with other investments a Portfolio holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in market interest rates, the value of the structured note would generally move in the opposite direction to the value of traditional debt obligations, thus moderating the effect of interest rate changes in the value of a Portfolio's portfolio as a whole.

          Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of a Portfolio's investment) will be reduced because of changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Portfolio would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described above) apply.


Capital Securities - The Portfolios listed above may invest in capital securities, which are securities issued by a trust having as its only assets junior subordinated debentures of a corporation, typically a bank holding company. This structure provides tax advantages to a bank holding company while generally providing investors a higher yield than is offered by investing directly in a bank holding company's subordinated debt.

Payment-in-Kind Securities ("PIKs") - The Portfolios listed above may invest in PIKs, which are debt obligations which provide that the issuer may, at its option, pay interest on such obligations in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

Warrants - The Portfolios listed above may invest in warrants, which are securities that give a Portfolio the right to purchase equity securities from an issuer at a specific price (the "strike price") for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Indexed Securities - The Portfolios listed above may purchase securities with principal and/or interest payments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The Portfolios may also purchase indexed deposits with similar characteristics. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. Certain indexed securities may expose a Portfolio to the risk of loss of all or a portion of the principal amount of its investment and/or the interest that might otherwise have been earned on the amount invested.


          The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government-sponsored entities.


When-Issued Securities - The Portfolios listed above may invest in when-issued securities. If the value of a "when-issued" security being purchased falls between the time a Portfolio commits to buy it and the payment date, the Portfolio may sustain a loss. The risk of this loss is in addition to the Portfolio's risk of loss on the securities actually in its portfolio at the time. In addition, when a Portfolio buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Portfolio may be lower than the yield available on other, comparable securities at the time of delivery or lost investment opportunity with respect to liquid assets in the event the counter-party defaults on its obligation to deliver the security on the settlement date. A Portfolio will maintain assets in a segregated account in an amount sufficient to satisfy its outstanding obligations to buy securities on a "when-issued" basis.


Forward Commitments - The Portfolios listed above may purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. A Portfolio is required to hold and maintain in a segregated account with the custodian, until three-days prior to settlement date, cash or other liquid assets in amount sufficient to meet the purchase price. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. The purchase of securities on a forward commitment basis involves risk of loss if the value of the security to be purchased declines prior to the settlement date or lost investment opportunity with respect to liquid assets in the event the counter-party defaults on its obligation to deliver the security on the settlement date. Although a Portfolio will generally purchase securities on a forward commitment basis with the intention of acquiring such securities for its portfolio, a Portfolio may dispose of forward commitments prior to settlement if the subadviser deems it appropriate to do so.


Hybrid Instruments - The Portfolios listed above may invest in hybrid instruments (a type of potentially high-risk derivative). Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but no limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rate. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

          Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument in structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

          Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a United States dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.


          Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.


          Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio.

Short Sales "Against the Box" - The Portfolios listed above may engage in short sales "against the box." A short sale is a transaction in which a party borrows a security and then sells the borrowed security to another party. Each Portfolio listed above may engage in short sales if it owns (or has the right to acquire without further consideration) the security it has sold short, a practice known as selling short "against the box." Short sales against the box may protect a Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, a subadviser does not want to sell the security.

Lending of Portfolio Securities - Each Portfolio may lend its portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. A Portfolio will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction described herein. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by a Portfolio. A Portfolio pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees.

          A Portfolio may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of its portfolio securities. Payments received by a Portfolio equal to dividends, interest and other distributions on loaned securities may be treated as income other than qualified income for the 90% test discussed under "Taxes" below. The Fund intends to engage in securities lending only to the extent that it does not jeopardize its qualification as a regulated investment company under the Internal Revenue Code.


                          RESOLVING MATERIAL CONFLICTS


          Currently, shares in the Fund are available only to separate accounts established by Metropolitan Life Insurance Company ("MetLife"), New England Life Insurance Company ("NELICO"), MetLife Investors USA Insurance Company ("MetLife Investors"), or General American Life Insurance Company ("General American") and their affiliates or their subsidiaries, and to certain eligible qualified retirement plans ("Qualified Plans"), as an investment vehicle for variable life insurance or variable annuity products or Qualified Plans. In the future, however, such shares may be offered to separate accounts of insurance companies unaffiliated with MetLife, NELICO, MetLife Investors, or General American.

          A potential for certain conflicts of interest exists between the interests of variable life insurance contract owners and variable annuity contract owners. Pursuant to conditions imposed in connection with related regulatory relief granted by the SEC, the Fund's Board of Directors has an obligation to monitor events to identify conflicts that may arise from the sale of shares to both variable life insurance and variable annuity separate accounts or to separate accounts of insurance companies not affiliated with MetLife, NELICO, MetLife Investors, or General American. Such events might include changes in state insurance law or federal income tax law, changes in investment management of any Portfolio of the Fund or differences between voting instructions given by variable life insurance and variable annuity contract owners. Through its Participation Agreement with the Fund, each insurance company investing in the Fund is responsible for monitoring and reporting any such conflicts to the Fund and for proposing and executing any necessary remedial action. The Board of Directors of the Fund has an obligation to determine whether such proposed action adequately remedies any such conflicts.


                        DETERMINATION OF NET ASSET VALUES

          The net asset value per share of each class of each Portfolio is determined as of the close of regular trading on the New York Stock Exchange on each day the New York Stock Exchange is open. The New York Stock Exchange is currently expected to be closed on weekend days and on the following holidays each year: New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Because foreign exchanges are not always closed at the same time that the New York Stock Exchange is closed, the price of securities primarily traded on foreign exchanges may increase or decrease when the New York Stock Exchange is closed.

Therefore, the net asset value of each class of a Portfolio that holds these securities may change on days that separate accounts will not be able to purchase or redeem Fund shares.


          If the Board of Directors decides that continuing to offer shares of one or more Portfolios will not serve the Fund's best interest (e.g., changing market conditions, regulatory problems or low Portfolio participation), the Fund may stop offering such shares and, by a vote of the Board of Directors, may require redemption (at net asset value) of outstanding shares in such Portfolio(s) upon 30 days' prior written notice to affected shareholders.


          Expenses of each Portfolio are paid or accrued each day.

All Portfolios (other than State Street Research Money Market)
- --------------------------------------------------------------

     Each Portfolio other than State Street Research Money Market values its securities in the manner set forth below.

     Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the adviser or relevant subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.


     Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors or its delegates. If no closing price is available, then such securities are valued by using the mean between the last reported bid and asked prices. Equity securities traded over-the-counter are valued at the last reported sales price.

     Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Portfolio's adviser or subadviser acting under the supervision of the Board of Directors, although the actual calculations may be made by a pricing service selected by the Portfolio's adviser or subadviser and approved by the Board.

     Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day, are valued at the mean between the last reported bid and asked prices (except for Scudder Global Equity which uses last reported bid price). However, if an event occurring after the closing of an exchange outside the United States may have affected such security's value, the Fund, under procedures approved by the Board, may fair value the security in good faith. The actual calculations may be made by a pricing service selected by the adviser or relevant subadviser and approved by the Board or a fair value pricing vendor approved by the Board.


     Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

     Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily.

     The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

State Street Research Money Market
- ----------------------------------

          The portfolio securities of State Street Research Money Market will be valued at amortized cost. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter the values of securities purchased at a discount or premium are increased or decreased incrementally each day so that at maturity the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of State Street Research Money Market may at times be more or less than their market value.


          By using amortized cost valuation, State Street Research Money Market seeks to maintain a constant net asset value of $100 per share of each class of the Portfolio despite minor shifts in the market value of its portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share of each class of State Street Research Money Market were not constant and were permitted to fluctuate with the market value of the portfolio securities of the Portfolio. However, as a result of the following procedures, the Fund believes any difference will normally be minimal. Quarterly, the Fund's Directors monitor the deviation between the net asset value per share of each class of the Portfolio as determined by using available market quotations and such class' amortized cost price per share. State Street Research, subadviser to State Street Research Money Market, makes such comparisons at least weekly and will advise MetLife Advisers and the Directors promptly in the event of any significant deviation. If the deviation exceeds 0.50% for any class, the Board of Directors will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of State Street Research Money Market and prevent material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, withholding dividends or utilizing a net asset value per share of each class as determined by using available market quotations.





                                    EXPENSES


Expense Agreement
- -----------------

          Pursuant to an expense agreement relating to each class of Franklin Templeton Small Cap Growth, Met/Putnam Voyager, MFS Investors Trust and State Street Research Large Cap Value, MetLife Advisers has agreed to pay, from May 1, 2004 to April 30, 2005, the operating expenses (not including amortization of expenses, brokerage costs, interest, taxes, or extraordinary expenses) in excess of stated annual expense limits (based on a Portfolio's then-current fiscal year, which limits vary from Portfolio to Portfolio). This subsidy, and similar subsidies in effect in earlier periods, are subject to the obligation of each class of such Portfolios (other than Met/Putnam Voyager) to repay MetLife Advisers in future years, if any, when a class' expenses fall below the stated expense limit pertaining to that class that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to a class in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the class' stated expense limit that was in effect at the time of the subsidy in question; provided, however, that no class of a Portfolio is obligated to repay any expense paid by MetLife Advisers more than three years in the case of Franklin Templeton Small Cap Growth and MFS Investors Trust and five in the case of State Street Research Large Cap Value, after the end of the fiscal year in which such expense was incurred. The expense limits (annual rates as a percentage of each class of each Portfolio's net average daily net assets) in effect from May 1, 2004 to April 30, 2005 are as follows:

- -------------------------------------------------------------------
Portfolio                                 Expense Limit Agreement
- -------------------------------------------------------------------
                                        Class A   Class B   Class E
- -------------------------------------------------------------------
Franklin Templeton Small Cap Growth        1.15%     1.40%     1.30%
Met/Putnam Voyager                         1.00%     1.25%     1.15%
MFS Investors Trust                        1.00%     1.25%     1.15%
State Street Research Large Cap Value      0.95%     1.20%     1.10%

Additional Information About Expenses
- -------------------------------------


          Each Portfolio pays all expenses not borne by MetLife Advisers or its subadviser or MetLife, including, but not limited to, the charges and expenses of each Portfolio's custodian, independent auditors and legal counsel for the Fund and its independent Directors, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Directors' meetings and preparing, printing and mailing prospectuses and reports to shareholders, dues for membership in the Investment Company Institute, and the compensation of Directors of the Fund who are not directors, officers or employees of MetLife Advisers or its affiliates, other than affiliated registered investment companies.


          The table below sets forth the total expenses incurred by each Portfolio subject to expense limits during the year ended December 31, 2003 and what each Portfolio's expenses would have been without the expense agreement for the same period.


- -------------------------------------------------------------------------------------------------
                                                                      Total Operating Expenses
                                        Total Operating Expenses      (as a percentage of average
                                        (as a percentage of average   daily net assets) without
Portfolio                               daily net assets)             the expense agreement
- -------------------------------------------------------------------------------------------------
                                        Class A   Class B   Class E   Class A   Class B   Class E
- -------------------------------------------------------------------------------------------------
Franklin Templeton Small Cap Growth        1.13%     1.38%     1.28%     1.32%     1.57%     1.47%
Met/Putnam Voyager                         1.00%     1.25%     1.15%     1.07%     1.32%     1.22%
MFS Investors Trust                        0.98%     1.23%     1.13%     1.11%     1.36%     1.26%
Morgan Stanley EAFE Index                  0.71%     0.96%     0.86%     0.71%     0.96%     0.86%
State Street Research Large Cap Value      0.94%     1.19%     1.09%     1.05%     1.30%     1.20%
- -------------------------------------------------------------------------------------------------



          These expense figures do not include portfolio brokerage commissions, which are not deducted from the Portfolio's assets in the same manner as other charges and expenses; rather, brokerage commissions are part of the purchase price paid for portfolio securities and reduce the proceeds received on the sale of portfolio securities.

                             DIRECTORS AND OFFICERS


          The Fund's Directors review actions of the Fund's investment adviser and subadvisers, and decide upon matters of general policy. The Fund's officers supervise the daily business operations of the Fund. The Board of Directors and the Fund's officers are listed below. Each Director is responsible for overseeing all 33 Portfolios of the Fund. There is no limit to the term a Director may serve.


Interested Directors (1)
- ------------------------

          Each Director below is an "interested person" (as defined by the 1940
Act) in that Mr. McHaffie is an employee, and Mr. Typermass, a former employee of, and currently consulting to, MetLife, which is an affiliate of MetLife Advisers, the investment adviser of the Fund.

- ----------------------------------------------------------------------------------------------------------
                                                                                            Number of
                           Current                       Principal occupations over    Portfolios in Fund
    Name, Address      position(s) with   Position(s)    past five years, including    Complex Overseen by
       and Age              Fund          held since      other directorships/(2)/        Director (3)
- ----------------------------------------------------------------------------------------------------------
Hugh C. McHaffie       Director,             2003      Senior Vice President,                  34
Metropolitan Life      Chairman of the                 MetLife, since 1999; Chair of
Insurance Company      Board, President                the Board of Managers,
501 Boylston Street    and Chief                       President and Chief Executive
Boston, MA 02116       Executive Officer               Officer, MetLife Advisers,
Age: 45                                                since 2003; formerly, Senior
                                                       Vice President, New England
                                                       Zenith Fund ("Zenith Fund")**;
                                                       formerly, Vice President,
                                                       Manufacturers Life North
                                                       America.
- ----------------------------------------------------------------------------------------------------------
Arthur G. Typermass    Director              1998      Formerly, Senior                        34
43 Chestnut Street                                     Vice-President and Treasurer,
Garden City, NY 11530                                  MetLife, 1997-1998.
Age: 66
- ----------------------------------------------------------------------------------------------------------


Non-Interested Directors (1)
- ----------------------------

          Each Director below is not an "interested person" (as defined by the 1940 Act).


- ----------------------------------------------------------------------------------------------------------
                                                                                            Number of
                            Current                      Principal occupations over    Portfolios in Fund
    Name, Address      position(s) with   Position(s)    past five years, including    Complex Overseen by
       and Age               Fund         held since      other directorships/(2)/        Director (3)
- ----------------------------------------------------------------------------------------------------------
Steve A. Garban+       Director              1993      Formerly, Chief Financial               53
226 Harris Drive                                       Officer, Senior Vice President
State College,                                         Finance and Operations and
PA 16801                                               Treasurer (Emeritus), The
Age: 66                                                Pennsylvania State University.

- ----------------------------------------------------------------------------------------------------------
Linda B. Strumpf       Director              2000      Vice President and Chief                34
Ford Foundation                                        Investment Officer, Ford
320 E. 43/rd/ Street                                   Foundation.
New York, NY 10017
Age: 56
- ----------------------------------------------------------------------------------------------------------
Michael S. Scott       Director              1993      Jay W. Forrester Professor of           53
Morton+ Massachusetts                                  Management (Emeritus) at Sloan
Institute of                                           School of Management, MIT.
Technology ("MIT")
50 Memorial Drive
Cambridge, MA 02138
Age: 66
- ----------------------------------------------------------------------------------------------------------
Toby Rosenblatt+       Director              2001      President, since 1999, and              53
3409 Pacific Avenue                                    formerly, Vice President,
San Francisco,                                         Founders Investments, Ltd.
CA 94118
Age:  65
- ----------------------------------------------------------------------------------------------------------

- ----------------------------------------------------------------------------------------------------------
H. Jesse Arnelle       Director              2001      Counsel, Womble Carlyle                 34
400 Urbano Drive                                       Sandrie & Rice; Director,
San Francisco,                                         Textron Inc. (global
CA 94127 Age: 70                                       multi-industry company)*;
                                                       Director, Gannet Co. Inc.
                                                       (diversified news and
                                                       information company)*;
                                                       Director, Eastman Chemical
                                                       Company (global chemical
                                                       company)*; Director, Waste
                                                       Management, Inc.*; Director,
                                                       Armstrong Holdings Inc.
                                                       (parent company of floor and
                                                       ceiling products business)*;
                                                       Director, FPL Group Inc.
                                                       (public utility holding
                                                       company)*; Director, URS
                                                       Corporation (engineering
                                                       design services firm)*.
- ----------------------------------------------------------------------------------------------------------
Nancy Hawthorne        Director              2003      Director, Avid Technologies             34
60 Hyslop Road                                         (computer software company)*;
Brookline, MA 02445                                    Board of Advisors, L. Knife &
Age: 53                                                Sons, Inc. (beverage
                                                       distributor); Chief Executive
                                                       Officer, Clerestory LLC
                                                       (corporate financial advisor);
                                                       formerly, Trustee, Zenith
                                                       Fund**; formerly, Chief
                                                       Executive Officer and Managing
                                                       Partner, Hawthorne, Krauss and
                                                       Associates (corporate
                                                       financial advisor); formerly,
                                                       Chief Financial Officer and
                                                       Executive Vice President,
                                                       Continental Cablevision,
                                                       subsequently renamed MediaOne
                                                       (cable television company);
                                                       formerly, Director, Life F/X,
                                                       Inc.; formerly, Chairman of
                                                       the Board, WorldClinic
                                                       (distance medicine company);
                                                       formerly, Director, Perini
                                                       Corporation (construction)*;
                                                       formerly, Director, CGU
                                                       (property and casualty
                                                       insurance company); formerly,
                                                       Director, Beacon Power
                                                       Corporation (energy)*.
- ----------------------------------------------------------------------------------------------------------
John T. Ludes          Director              2003      Formerly, Trustee, Zenith               34
57 Water Street                                        Fund**; formerly, Vice
Marion, MA 02738                                       Chairman, President and Chief
Age: 67                                                Operating Officer, Fortune
                                                       Brands/American Brands (global
                                                       conglomerate); formerly,
                                                       President and CEO, Acushnet
                                                       Company (athletic equipment).
- ----------------------------------------------------------------------------------------------------------


Officers(1)
- -----------


- ------------------------------------------------------------------------------------------
                                 Current
                             position(s) with  Position(s)    Principal occupations over
Name, and Address      Age        Fund         held since      past five years /(2)/
- ------------------------------------------------------------------------------------------
John F. Guthrie, Jr.    60   Senior Vice          2002      Manager and Senior Vice
MetLife Advisers, LLC        President                      President, MetLife Advisers;
501 Boylston Street                                         Vice President, NELICO;
Boston, MA 02116                                            formerly, Senior Vice
                                                            President, Zenith Fund**.
- ------------------------------------------------------------------------------------------

- ------------------------------------------------------------------------------------------
Peter Duffy             48   Vice President       2000      Senior Vice President, MetLife
MetLife Advisers, LLC        and Treasurer                  Advisers, since December 1998;
501 Boylston Street                                         Senior Vice President; NELICO;
Boston, MA 02116                                           formerly, Vice President and
                                                            Treasurer, Zenith Fund**.
- ------------------------------------------------------------------------------------------
Thomas M. Lenz          45   Vice President       2002      General Counsel and Secretary,
MetLife Advisers, LLC        and Secretary                  MetLife Advisers, since 1998;
501 Boylston Street                                         Assistant General Counsel,
Boston, MA 02116                                            MetLife; formerly, Vice
                                                            President and Secretary,
                                                            Zenith Fund**.
- ------------------------------------------------------------------------------------------
Thomas C. McDevitt      48   Vice President       2002      Formerly, Vice President,
MetLife Advisers, LLC                                       Zenith Fund**.
501 Boylston Street
Boston, MA 02116
- ------------------------------------------------------------------------------------------
Daphne Thomas-Jones     48   Vice President       2000      Assistant Vice President,
Metropolitan Life                                           since 1998, and formerly,
Insurance Company                                           Director, MetLife.
One Madison Avenue
New York, NY 10010
- ------------------------------------------------------------------------------------------
Thomas E. Lenihan       49   Senior Vice          2004      Managing Director, Investments
Metropolitan Life            President                      Department, MetLife.
Insurance Company
10 Park Avenue
Morristown, NJ 07962
- ------------------------------------------------------------------------------------------


* Indicates a directorship with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.

** Following its merger into the Fund on May 1, 2003, the Zenith Fund deregistered as an investment company with the SEC on January 29, 2004.




(+) Serves as a trustee, director and/or officer of one or more of the following companies, each of which has a direct or indirect advisory relationship with MetLife Advisers or its affiliates: State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Institutional Funds, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust and State Street Research Exchange Trust (the "State Street Research Funds").



(1) Each Director of the Fund also serves as trustee of Metropolitan Series Fund II ("Met Series Fund II"), a registered investment company advised by MetLife Advisers. Each officer of the Fund serves in the same position with Met Series Fund II, which consists of one portfolio.

(2) Previous positions during the past five years with the Fund, MetLife, MetLife Advisers, Zenith Fund, NELICO, New England Financial, New England Funds, L.P., or New England Securities Corporation ("NES") are omitted if not materially different.

(3) The Fund Complex includes the Fund (33 portfolios), Met Series Fund II (1 portfolio) and the State Street Research Funds (19 portfolios).

Director Beneficial Ownership
- -----------------------------

     The following table states the dollar range of equity securities beneficially owned by each Director in the Portfolios of the Fund.

- ----------------------------------------------------------------------------------------------------
                                                         Dollar Range of Equity    Dollar Range of
                                                             Securities in        Equity Securities
      Director                Name of Portfolio            the Portfolio/(1)/      In the Fund/(1)/
- ----------------------------------------------------------------------------------------------------
Arthur G. Typermass   FI International Stock Portfolio      $10,001-$50,000         Over $100,000
                      ---------------------------------------------------------
                      MetLife Stock Index Portfolio        $50,001- $100,000
                      ---------------------------------------------------------
                      State Street Research Aggressive     $50,001- $100,000
                      Growth Portfolio
- ----------------------------------------------------------------------------------------------------


(1) Represents ownership, as of December 31, 2003, of insurance products that utilize the Fund as an investment vehicle. Shares of the Fund may not be held directly by individuals.


Committees of the Board
- -----------------------

          The Directors have delegated certain authority to an Audit Committee, which is comprised of Messrs. Steve Garban, John Ludes and Michael Scott Morton and Ms. Linda Strumpf, all of whom are not "interested persons" (as defined in the 1940 Act) of the Fund ("Independent Directors"). The Audit Committee reviews financial and accounting controls and procedures; recommends the selection of the independent accountants; reviews the scope of the audit; reviews financial statements and audit reports; and reviews the independence of the independent accountants and approval of fees and assignments relating to both audit and non-audit activities of the independent accountants. Mr. Garban currently serves as chair of the Audit Committee.


          The Directors have established two Contract Review Committees of the Board. One Contract Review Committee is comprised of Messrs. H. Jesse Arnelle and Ludes and Ms. Strumpf. Ms. Strumpf currently serves as chair of that Contract Review Committee. The other Contract Review Committee is comprised of Ms. Nancy Hawthorne and Messrs. Toby Rosenblatt and Garban. Mr. Garban currently serves as chair of that Contract Review Committee. Each Contract Review Committee from time to time reviews and makes recommendations to the Board as to contracts that require approval of a majority of the Independent Directors, which are assigned to such Contract Review Committee by the Board, and any other contracts that may be referred to it by the Board.

          The Governance Committee is comprised of Messrs. Arnelle, Morton and Rosenblatt and Ms. Hawthorne. The Governance Committee recommends to the Independent Directors nominees for Independent Director membership on the Board of the Fund, reviews periodically Board governance operations and reviews and recommends compensation of the Independent Directors.

          During 2003, the Audit Committee met three times and each Contract Review Committee met one time. The Governance Committee, which was established on November 6, 2003, did not meet during 2003.


Board Approval of the Existing Advisory and Subadvisory Agreements
- ------------------------------------------------------------------

          In determining to approve the existing advisory and subadvisory agreements for the Portfolios, the Board of Directors, including the Independent Directors, did not identify any single factor as determinative but took into account a number of factors. The Directors considered the nature, quality, cost and extent of services performed by the investment adviser, subadvisers and affiliated companies under the existing advisory and subadvisory agreements. The Directors reviewed information on the investment performance of each Portfolio as well as performance of each Portfolio relative to a peer group of mutual funds and to the performance of an appropriate index or indices. The Directors took into account whether each Portfolio has operated in accordance with its investment objective and each Portfolio's record of compliance with its investment restrictions, tax and reporting requirements. The Directors also considered the investment adviser's and subadvisers' record with respect to regulatory compliance and evaluated the procedures of the investment adviser and subadvisers designed to protect the Portfolios against conflicts of interest, including the codes of ethics of the investment adviser and subadviser.

          The Directors also gave substantial consideration to the fees payable under the advisory and subadvisory agreements. The Directors considered, for each Portfolio, the Portfolio's expense ratio and the expense ratios of a peer group of funds. They also considered the contractual expense limitations and the financial impact on the investment adviser and subadvisers relating to such limitations and the amount and nature of fees paid by the Portfolios. The information on advisory and subadvisory fees and expense ratios, as well as performance data, included both information compiled by the investment adviser and information compiled by an independent data service. For these purposes, the Directors took into account not only the fees paid by the Portfolios, but also so-called "fallout benefits" to the investment adviser or subadviser, such as the engagement of affiliates of the investment adviser or subadviser to provide distribution, brokerage and transfer agency services to the Portfolios, and the benefits of research made available to the investment adviser or subadviser by reason of brokerage commissions generated by the securities transactions of the Portfolios. In evaluating each Portfolio's advisory and subadvisory fees, the Directors also took into account the demands, complexity and quality of the advisory services of such Portfolio.

          With respect to the investment adviser, the Directors considered that the investment adviser is (i) ultimately responsible for the performance of the Portfolios; (ii) ultimately responsible for the establishment of the investment strategies of each Portfolio; (iii) responsible for the hiring and selection, subject to Board approval, of subadvisers; and (iv) responsible for maintaining a program of subadviser oversight reasonably designed to ensure that the subadvisers have reasonable compliance procedures in place. With respect to the investment adviser, the Directors also considered that the investment adviser provides a full range of day-to-day administrative services for the Portfolios involving all aspects of the Portfolios' day-to-day operations (other than portfolio management).

          The Directors also considered the level of the investment adviser's and subadvisers' profits in respect of the management of the Portfolios and the provision of other services to the Portfolios by the investment adviser and subadvisers or their affiliates. They considered the levels of such profits in light of the actual operation of the investment adviser, each subadviser, the Fund and the respective Portfolio, and the fee structure of each Portfolio, including the levels of any breakpoints in the advisory or subadvisory fees.

          Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Directors, including the Independent Directors, concluded that the existing advisory fee structures were consistent with the fiduciary obligations of the investment adviser and the subadvisers.

Directors Fees
- --------------

          The officers and Directors of the Fund who are affiliates of MetLife Advisers, any subadviser of the Fund or MetLife receive no compensation from the Fund for their services in such capacities, although they may receive compensation from MetLife, MetLife Advisers or any affiliate for services rendered in other capacities.


          Each Director who is not currently an active employee of MetLife or its affiliates also serves as trustee and member of the same committees of Met Series Fund II and for serving in all capacities receives an aggregate retainer fee at the annual rate of $54,000, plus aggregate attendance fees of $5,000 for each Directors' meeting attended, aggregate attendance fees of $2,500 for each committee meeting attended and reimbursement for out-of pocket expenses related to such attendance. The chair of the Audit Committee and each chair of the Contract Review Committees each receives an aggregate fee of $2,500 for each full calendar year during which he/she serves as such chair. The Lead Independent Director of the Fund, Mr. Garban, who was appointed on February 5, 2004, receives an aggregate annual retainer fee of $5,000. These fees are allocated among the Portfolios and the one portfolio of Met Series Fund II based on a formula that takes into account, among other factors, the net assets of each Portfolio and the portfolio of Met Series Fund II.

     During the fiscal year ended December 31, 2003, the persons who were then Directors of the Fund received the amounts set forth below.


- ------------------------------------------------------------
                                          Total Compensation
                            Aggregate     from the Fund and
                          Compensation    Fund Complex Paid
   Name of Director       from the Fund    to Directors (a)
- ------------------------------------------------------------
Linda B. Strumpf          $      75,250   $           75,250
- ------------------------------------------------------------
Steve A. Garban           $      77,500   $          161,500
- ------------------------------------------------------------
H. Jesse Arnelle          $      67,000   $           67,000
- ------------------------------------------------------------
Dean O. Morton (b)        $      70,000   $          163,800
- ------------------------------------------------------------
Michael S. Scott Morton   $      70,000   $          163,800
- ------------------------------------------------------------
Arthur G. Typermass       $      64,500   $           64,500
- ------------------------------------------------------------
Toby Rosenblatt           $      67,000   $          143,800
- ------------------------------------------------------------
Nancy Hawthorne           $      53,500   $           70,833
- ------------------------------------------------------------
John T. Ludes             $      56,000   $           73,333
- ------------------------------------------------------------



(a) The Fund and the Fund Complex includes New England Zenith Fund, Met Series Fund II and State Street Research Funds and is currently comprised of a total of 53 portfolios. The State Street Research Funds currently comprise 19 portfolios. "Total Compensation from the Fund and Fund Complex Paid to Directors" is for the 12 months ended December 31, 2003. The Directors became trustees of Met Series Fund II on November 6, 2003.


(b)  Retired from the Fund's Board of Directors on April 1, 2004.

          The Fund provides no pension or retirement benefits to Directors.

          At March 31, 2004, the officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund or any Portfolio.

                              ADVISORY ARRANGEMENTS

          Advisory Structure. Pursuant to separate advisory agreements (the "advisory agreements"), MetLife Advisers, LLC ("MetLife Advisers") has agreed to manage the investment and reinvestment of assets of each Portfolio. MetLife Advisers has delegated certain of these responsibilities, including responsibility for determining what investments such Portfolio should purchase, hold or sell and directing all trading for the Portfolio's account, for each of the Portfolios to subadvisers under subadvisory agreements described below.

          In each case, advisory services are provided subject to the supervision and control of the Fund's Directors. Each advisory agreement also provides that MetLife Advisers will furnish or pay the expenses of the applicable Portfolio for office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.


          MetLife Advisers is a Delaware limited liability company. NELICO owns all of the voting interests in MetLife Advisers. NELICO is a direct wholly-owned subsidiary of MetLife. MetLife is wholly-owned by MetLife, Inc., a public company traded on the New York Stock Exchange. The members of MetLife Advisers include each insurance company the separate accounts of which invest in registered investment companies to which MetLife Advisers serves as investment adviser. Each member's interest in MetLife Advisers entitles the member to share in the profit and loss of MetLife Advisers in proportion to the profit and loss of MetLife Advisers attributable to customers of that insurance company.


          Subject to the supervision of MetLife Advisers, each subadviser, pursuant to separate Sub-Advisory Agreements or Sub-Investment Management Agreements (hereinafter referred to as the "subadvisory agreements"), manages the assets of its Portfolio in accordance with each Portfolio's investment objective and policies, makes investment decisions for each Portfolio and employs professional advisers and securities analysts who provide research services to that Portfolio. The Portfolios pay no direct fees to any of the subadvisers.

          Metropolitan Life Insurance Company ("MetLife"), subadviser to the Index Portfolios, is a wholly owned subsidiary of MetLife, Inc., a publicly owned Delaware corporation.

          State Street Research, subadviser to State Street Research Aggressive Growth, State Street Research Aurora, State Street Research Bond Income, State Street Research Diversified, State Street Research Investment Trust, State Street Research Large Cap Growth, State Street Research Large Cap Value and State Street Research Money Market is a Delaware corporation and an indirect, wholly-owned subsidiary of MetLife, Inc.

          Putnam Investment Management, LLC ("Putnam"), subadviser to Met/Putnam Voyager, is a Delaware limited liability company and has managed mutual funds since 1937. Putnam is a subsidiary of Putnam Management Trust, a Massachusetts business trust owned by Putnam LLC, which is also the parent company of Putnam Retail Management, Putnam Advisory Company, LLC (a wholly-owned subsidiary of The Putnam Advisory Company Trust) and Putnam Fiduciary Trust Company. Putnam LLC is a wholly-owned subsidiary of Putnam Investments Trust, a holding company that, except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

          Harris Associates L.P. ("Harris"), subadviser to Harris Oakmark Large Cap Value and Harris Oakmark Focused Value, is a limited partnership managed by its general partner, Harris Associates Inc. ("HAI"). HAI is a wholly-owned subsidiary of CDC IXIS Asset Management North America L.P. ("CDC North America"). CDC North America is a subsidiary of CDC Asset Management, which is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution.




          Neuberger Berman Management Inc. ("Neuberger Berman"), subadviser to Neuberger Berman Partners Mid Cap Value, along with its predecessor firms and affiliates, have been managing money since 1939 and have specialized in the management of mutual funds since 1950. Neuberger Berman is a wholly owned subsidiary of a publicly owned holding company, Lehman Brothers Holdings Inc.

          T. Rowe Price Associates, Inc. ("T. Rowe Price"), subadviser to T. Rowe Price Large Cap Growth and T. Rowe Price Small Cap Growth, is a Maryland corporation dating back to 1937. T. Rowe Price is a wholly-owned subsidiary of
T. Rowe Price Group, Inc.

          Franklin Advisers, Inc. ("Franklin Advisers"), subadviser to Franklin Templeton Small Cap Growth, is a California corporation and is a wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

          Loomis Sayles, subadviser to Loomis Sayles Small Cap, was organized in 1926 and is one of the oldest and largest investment counsel firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who have been assigned the responsibility for making investment decisions for the Portfolio. Loomis Sayles provides investment advice to numerous other institutional and individual clients. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Incorporated is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, Inc. ("CDC Holdings"), which in turn is a wholly-owned subsidiary of CDC IXIS North America, L.P. ("CDC North America"). CDC North America owns the entire limited partnership interest in Loomis Sayles. CDC North America is a subsidiary of CDC Asset Management, which is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution.







          Davis Selected Advisers, L.P. ("Davis Selected"), subadviser to Davis Venture Value, provides investment advisory services for mutual funds and other clients. Davis Investments, LLC, the general partner of Davis Selected, is controlled by Christopher C. Davis, the chairman, director and chief executive officer of Davis Investments, LLC. Davis Selected may also delegate any of its responsibilities to its wholly-owned subsidiary Davis Selected - NY, Inc. ("DSA-NY").


          Salomon Brothers Asset Management Inc ("SBAM") is subadviser to Salomon Brothers U.S. Government and Salomon Brothers Strategic Bond Opportunities. SBAM was established in 1987 and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. SBAM's principal address is 399 Park Avenue, New York, New York 10022. It is a wholly owned subsidiary of Citigroup Inc. Citigroup businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world. In connection with SBAM's service as subadviser to Salomon Brothers Strategic Bond Opportunities, SBAM's affiliate, Citigroup Asset Management Limited ("CAM Ltd."), whose principal address is Citigroup Centre, Canada Square, London, E14 5LB, England, provides certain advisory services to SBAM with regard to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Portfolio. CAM Ltd. is compensated by SBAM at no additional expense to the Portfolio.

          MFS, subadviser to MFS Investors Trust and MFS Total Return, and its predecessor organizations have a history of money management dating from 1924. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada ("Sun Life").


          Capital Guardian Trust Company ("Capital Guardian"), subadviser to Capital Guardian U.S. Equity, is part of a privately owned investment management group with offices in major financial centers throughout the world. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. Capital Guardian has been providing investment management services since 1968.

          Jennison Associates LLC ("Jennison"), subadviser to Jennison Growth, is a registered investment advisor with the SEC and was founded in 1969 for the purpose of providing investment advice for domestic large capitalization growth equity accounts, primarily for large institutions. The firm has since expanded its investment capabilities to include small cap equity, mid cap (U.S. emerging) growth equity, multi cap (opportunistic) equity, large cap value, blend equity, global equity, balanced and fixed income management. Jennison is a wholly-owned subsidiary of Prudential Investment Management, Inc. ("PIMI"). PIMI is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. Jennison has been a Prudential company since 1985. Jennison is organized under the laws of Delaware as a single member limited liability company.

          Fidelity Management & Research Company ("FMR"), subadviser to FI International Stock, FI Value Leaders and FI Mid Cap Opportunities, has entered into a sub-subadvisory agreement with FMR Co., Inc. ("FMRC") pursuant to which FMRC has primary responsibility for choosing investments for each Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholder's voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


          Deutsche Investment Management Americas Inc. ("DIMA"), subadviser to Scudder Global Equity, is a Delaware corporation and an SEC-registered investment adviser that provides investment management services to separately managed accounts, registered investment companies and certain other pooled funds. Deutsche Bank Americas Holding Corp. holds 100% of DIMA's voting and non-voting stock. Deutsche Bank Americas Holding Corp. is a direct subsidiary of Taunus Corporation, which is a direct subsidiary of Deutsche Bank AG.

Regulatory Matters and Litigation
- ---------------------------------

          Franklin Advisers. On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "MA Division") filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries, including Franklin Advisers, subadviser to Franklin Templeton Small Cap Growth, alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001, and alleges that, during such time, an officer of a Franklin Resources, Inc. subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund. The MA Division's complaint seeks an order for Franklin Advisers and the other respondents to permanently cease and desist from violations of the anti-fraud provisions of the Massachusetts Uniform Securities Act, disgorge any illegal profits back to the mutual fund's shareholders and pay an administrative fine.

          The staff of the SEC has informed Franklin Resources, Inc. that it intends to recommend that the SEC authorize an action against Franklin Advisers relating to the frequent trading issues that are the subject of the SEC's investigation. Franklin Advisers is currently in discussions with the SEC Staff in an effort to resolve the issues raised in the staff's investigation. Franklin Advisers cannot predict the likelihood that those discussions will result in a settlement and, if so, the terms of such settlement.

          Franklin Advisers and its affiliates have been named in shareholder class actions related to the matter described above that were filed in the United States District Courts in California, Florida, Nevada and New York. The lawsuits seek damages of unspecified amounts. It is anticipated that additional similar civil actions related to the matter described above may be filed in the future.

          These regulatory proceedings and lawsuits against Franklin Advisers do not involve the Fund, the Franklin Templeton Small Cap Growth Portfolio or trading in Portfolio shares.

          Putnam. On November 13, 2003, Putnam, subadviser to Met/Putnam Voyager, agreed to entry of an order by the SEC in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam investment professionals in Putnam mutual funds. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam. Under the order, Putnam agreed to make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam neither admitted nor denied the order's findings, which included findings that Putnam willfully violated provisions of the federal securities laws.

          On April 8, 2004, the SEC reached a final settlement with Putnam relating to the administrative and cease and desist proceedings described above. Under the terms of the settlement agreement, Putnam will pay a $50 million civil penalty and $5 million in disgorgement for violating federal securities laws, all of which will be distributed to shareholders of Putnam funds.

          On October 28, 2003, the MA Division instituted administrative proceedings against Putnam in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans. On April 8, 2004, Putnam reached a settlement agreement with the MA Division, pursuant to which Putnam will pay $5 million in restitution to shareholders of Putnam funds and a $50 million penalty to the Commonwealth of Massachusetts.

          The SEC and MA Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam and certain related parties. Putnam believes that these actions will not likely materially affect its ability to provide investment management services to its clients, including the Fund and the Met/Putnam Voyager Portfolio. These regulatory proceedings and lawsuits against Putnam do not involve the Fund, the Met/Putnam Voyager Portfolio or trading in Portfolio shares.

          MFS. On February 5, 2004, MFS, subadviser to MFS Total Return and MFS Investors Trust, reached an agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in fund prospectuses of certain MFS retail funds regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. As part of the settlement, MFS former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, reached an agreement with the SEC. (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004.) Under the terms of the settlements, MFS and the executives neither admitted nor denied wrongdoing.

          As part of the settlement agreement, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors. MFS has further agreed with the NYAG to reduce its management fees. MFS will also pay an administrative fine to NH in the amount of $1 million.

          Since December, 2003, MFS, its parent company, Sun Life and various MFS retail funds have been named as defendants in multiple lawsuits filed in federal and state courts generally alleging that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some MFS funds, inadequately disclosed MFS internal policies concerning market timing and received excessive compensation as fiduciaries to the MFS funds. The lawsuits seek unspecified compensatory damages. Additional lawsuits based on similar allegations may be filed in the future.

          These regulatory proceedings and lawsuits against MFS do not involve the Fund, the MFS Investors Trust Portfolio, the MFS Total Return Portfolio or trading in Portfolio shares.


Advisory Fees
- -------------

          The Fund pays MetLife Advisers compensation at the annual percentage rates of the corresponding levels of that Portfolio's average daily net asset values, subject to any fee reductions or deferrals as described above in the section entitled "Expense Agreement" under "Expenses." Each Portfolio allocates and pays advisory fees among its constituent classes based on the aggregate daily net asset values of each such class.


                                                   Annual
                                                 Percentage   Average Daily Net
Portfolio                                           Rate      Asset Value Levels
- ---------------------------------------------   -----------   ---------------
Capital Guardian U.S. Equity                            .70%  First $200 million
                                                        .65%  Next $300 million
                                                        .60%  Next 1.5 billion
                                                        .55%  Over $2 billion
Davis Venture Value                                     .75%  First $1 billion
                                                        .70%  Over $1 billion
FI International Stock (a) (d)                          .86%  First $500 million
                                                        .80%  Next $500 million
                                                        .75%  Over $1 billion
FI Mid Cap Opportunities (d)                            .75%  First $100 million
                                                        .70%  Next $400 million
                                                        .65%  Over $500 million
FI Value Leaders (b)                                    .70%  First $200 million
                                                        .65%  Next $300 million
                                                        .60%  Next $1.5 billion
                                                        .55%  Over $2 billion
Franklin Templeton Small Cap Growth                     .90%  First $500 million
                                                        .85%  Over $500 million
Harris Oakmark Focused Value (c)                        .75%  First $1 billion
                                                        .70%  Over $1 billion
Harris Oakmark Large Cap Value (d)                      .75%  First $250 million
                                                        .70%  Over $250 million
Jennison Growth                                         .70%  First $200 million
                                                        .65%  Next $300 million
                                                        .60%  Next $1.5 billion
                                                        .55%  Over $2 billion
Lehman Aggregate Bond Index (d)                         .25%  All Assets
Loomis Sayles Small Cap (e)                             .90%  First $500 million
                                                        .85%  Over $500 million

                                                   Annual
                                                 Percentage    Average Daily Net
Portfolio                                           Rate      Asset Value Levels
- ---------------------------------------------   -----------   ---------------
MetLife Mid Cap Stock Index (d)                         .25%  All Assets
MetLife Stock Index (d)                                 .25%  All Assets
Met/Putnam Voyager (d)                                  .80%  First $500 million
                                                        .75%  Next $500 million
                                                        .70%  Over $1 billion
MFS Investors Trust                                     .75%  All assets
MFS Total Return                                        .50%  All assets
Morgan Stanley EAFE Index (d)                           .30%  All Assets
Neuberger Berman Partners Mid Cap Value (d)             .70%  First $100 million
                                                       .675%  Next $250 million
                                                        .65%  Next $500 million
                                                       .625%  Next $750 million
                                                        .60%  Over $1.6 billion
Russell 2000 Index (d)                                  .25%  All Assets
Salomon Brothers Strategic Bond Opportunities           .65%  All assets
Salomon Brothers U.S. Government                        .55%  All assets
Scudder Global Equity (d)                               .90%  First $50 million
                                                        .55%  Next $50 million
                                                        .50%  Next $400 million
                                                       .475%  Over $500 million
State Street Research Aggressive Growth (d)             .75%  First $500 million
                                                        .70%  Next $500 million
                                                        .65%  Over $1 billion
State Street Research Aurora (d)                        .85%  First $500 million
                                                        .80%  Next $500 million
                                                        .75%  Over $1 billion
State Street Research Bond Income (f)                   .40%  First $1 billion
                                                        .35%  Next $1 billion
                                                        .30%  Next $1 billion
                                                        .25%  Over $3 billion
State Street Research Diversified (d)                   .50%  First $500 million
                                                        .45%  Next $500 million
                                                        .40%  Over $1 billion
State Street Research Investment Trust (d)              .55%  First $500 million
                                                        .50%  Next $500 million
                                                        .45%  Over $1 billion
State Street Research Large Cap Growth (g)              .73%  First $1 billion
                                                        .65%  Over $1 billion
State Street Research Large Cap Value                   .70%  First $250 million
                                                        .65%  Next $500 million
                                                        .60%  Over $750 million

                                                   Annual
                                                 Percentage    Average Daily Net
Portfolio                                           Rate      Asset Value Levels
- ---------------------------------------------   -----------   ---------------
State Street Research Money Market (h)                  .35%  First $1 billion
                                                        .30%  Next $1 billion
                                                        .25%  Over $2 billion
T. Rowe Price Large Cap Growth (d)                      .70%  First $50 million
                                                        .60%  Over $50 million
T. Rowe Price Small Cap Growth (d)                      .55%  First $100 million
                                                        .50%  Next $300 million
                                                        .45%  Over $400 million
Zenith Equity (i)                                       N/A   N/A


(a) Prior to January 24, 2000, the advisory fee payable by FI International Stock was at the annual rate of 0.75% of the first $500 million; 0.70% for the next $500 million; and 0.65% of such assets in excess of $1 billion. For the period January 24, 2000 to December 16, 2003, the advisory fee was at the annual rate of 0.90% of the first $500 million; 0.85% for the next $500 million; and 0.80% of such assets in excess of $1 billion.


(b) Prior to May 1, 2002, the advisory fee payable by FI Value Leaders was at the annual rate of 0.70% of the first $200 million of the Portfolio's average daily net assets, 0.65% of the next $1.3 billion of such assets; and 0.60% of such assets in excess of $1.5 billion.


(c) Prior to May 1, 1998, the advisory fee payable by Harris Oakmark Focused Value was at the annual rate of 0.70% of the first $200 million of the Portfolio's average daily net assets; 0.65% of the next $300 million of such assets; and 0.60% of such assets in excess of $500 million. For the period May 1, 1998 to April 5, 2003, the advisory fee was at the annual rate of 0.75% of the Portfolio's average daily net assets.


(d) Prior to May 1, 2001, this Portfolio paid advisory fees to MetLife, which was investment adviser to this Portfolio until May 1, 2001.

(e) Prior to January 1, 2000, the advisory fee payable by Loomis Sayles Small Cap was at the annual rate of 1.00% of the Portfolio's average daily net assets.


(f) Prior to January 1, 2000, the advisory fee payable by State Street Research Bond Income was at the annual rate of 0.40% of the first $400 million of the Portfolio's average daily net assets; 0.35% of the next $300 million of such assets; 0.30% of the next $300 million of such assets; and 0.25% of such assets in excess of $1 billion.

(g) Prior to May 1, 2004, the advisory fee payable by State Street Research Large Cap Growth was at the annual rate of 0.75% of the first $1 billion of the Portfolio's average daily net assets and 0.70% of such assets in excess of $1 billion.


(h) Prior to January 1, 2000, the advisory fee payable by State Street Research Money Market was at the annual rate of 0.35% of the first $500 million of the Portfolio's average daily net assets; 0.30% of the next $500 million of such assets; and 0.25% of such assets in excess of $1 billion.

(i) Effective May 1, 2002, there is no advisory fee payable directly by the Portfolio. Zenith Equity bears its share of the advisory fees of Capital Guardian U.S. Equity, FI Value Leaders and Jennison Growth through its investment in these underlying Portfolios. From May 1, 2001 to April 30, 2002, the advisory fee payable by Zenith Equity was at the annual rate of 0.70% of the first $200 million of the Portfolio's average daily net assets, 0.65% of the next $300 million of such assets, 0.60% of the next $1.5 billion of such assets and 0.55% of such assets in excess of $2 billion. Prior to May 1, 2001, CGM was the adviser to the Portfolio. From June 18, 1998 to April 30, 2001, the advisory fee payable by the Portfolio was the at the same rate. Prior to June 18, 1998, the advisory fee payable by the Portfolio was at the annual rate of 0.70% of the first $200 million of the Portfolio's average daily net assets; 0.65% of the next $300 million of such assets; and 0.60% of such assets in excess of $500 million.







Subadvisory Fees

          MetLife Advisers pays each subadviser at the following rates for providing subadvisory services to the following Portfolios:


                                                  Annual
                                                Percentage
                                                Rate Paid
                                                by MetLife
                                                 Advisers
                                                (d) to the     Average Daily Net
Portfolio                                       Subadvisers   Asset Value Levels
- ---------------------------------------------   -----------   ------------------
Capital Guardian U.S. Equity                            .45%  First $100 million
                                                        .40%  Next $400 million
                                                        .35%  Next $500 million
                                                        .30%  Over $1 billion
Davis Venture Value                                     .45%  First $100 million
                                                        .40%  Next $400 million
                                                        .35%  Over $500 million
FI International Stock (a) (d)                          .55%  First $250 million
                                                        .45%  Next $250 million
                                                        .40%  Over $500 million
FI Mid Cap Opportunities (d)                            .50%  First $250 million
                                                        .45%  Next $500 million
                                                        .40%  Next $750 million
                                                        .35%  Over $1.5 billion
FI Value Leaders (b)                                    .50%  First $250 million
                                                        .40%  Next $500 million
                                                        .35%  Over $750 million
Franklin Templeton Small Cap Growth                     .60%  First $200 million
                                                        .52%  Next $300 million
                                                        .50%  Over $500 million
Harris Oakmark Focused Value (c)                        .45%  First $100 million
                                                        .40%  Next $400 million
                                                        .35%  Over $500 million
Harris Oakmark Large Cap Value (d)                      .45%  First $100 million
                                                        .40%  Next $400 million
                                                        .35%  Over $500 million
Jennison Growth                                         .45%  First $100 million
                                                        .40%  Next $400 million
                                                        .35%  Next $500 million
                                                        .30%  Over $1 billion
Lehman Aggregate Bond Index (d)                      *
Loomis Sayles Small Cap                                 .55%  First $25 million
                                                        .50%  Next $75 million
                                                        .45%  Next $100 million
                                                        .40%  Over $200 million
MetLife Mid Cap Stock Index (d)                      *

                                                  Annual
                                                Percentage
                                                Rate Paid
                                                by MetLife
                                                 Advisers
                                                (d) to the     Average Daily Net
Portfolio                                       Subadvisers   Asset Value Levels
- ---------------------------------------------   -----------   ------------------
MetLife Stock Index (d)                              *
Met/Putnam Voyager (d)                                  .50%  First $150 million
                                                        .45%  Next $150 million
                                                        .35%  Over $300 million
MFS Investors Trust                                     .40%  First $150 million
                                                       .375%  Next $150 million
                                                       .350%  Over $300 million
MFS Total Return                                        .25%  First $50 million
                                                        .20%  Over $50 million
Morgan Stanley EAFE Index (d)                        *
Neuberger Berman Partners Mid Cap Value (d)             .45%  First $250 million
                                                        .40%  Next $750 million
                                                        .35%  Over $1 billion
Russell 2000 Index (d)                               *
Salomon Brothers Strategic Bond Opportunities           .35%  First $50 million
                                                        .30%  Next $150 million
                                                        .25%  Next $300 million
                                                        .20%  Over $500 million
Salomon Brothers U.S. Government                       .225%  First $200 million
                                                       .150%  Next $300 million
                                                       .100%  Over $500 million
Scudder Global Equity (d)                               .70%  First $50 million
                                                        .35%  Next $50 million
                                                        .30%  Next $400 million
                                                        .275% Over $500 million
State Street Research Aggressive Growth (d)             .45%  First $500 million
                                                        .35%  Next $500 million
                                                        .30%  Next $1.5 billion
                                                        .25%  Over $2.5 billion
State Street Research Aurora (d)                        .55%  First $250 million
                                                        .50%  Next $250 million
                                                        .45%  Next $250 million
                                                        .40%  Over $750 million
State Street Research Bond Income                       .20%  First $250 million
                                                        .15%  Over $250 million
State Street Research Diversified (d)                   .35%  First $250 million
                                                        .30%  Next $250 million
                                                        .25%  Over $500 million
State Street Research Investment Trust (d)              .40%  First $250 million
                                                        .35%  Next $250 million
                                                        .30%  Next $1.5 billion

                                                  Annual
                                                Percentage
                                                Rate Paid
                                                by MetLife
                                                 Advisers
                                                (d) to the     Average Daily Net
Portfolio                                       Subadvisers   Asset Value Levels
- ---------------------------------------------   -----------   ------------------
                                                        .25%  Over $2 billion
State Street Research Large Cap Growth (e)              .40%  First $300 million
                                                        .35%  Next $700 million
                                                        .30%  Over $1 billion
State Street Research Large Cap Value                   .45%  First $100 million
                                                        .40%  Next $150 million
                                                        .35%  Next $250 million
                                                        .30%  Next $1.5 billion
                                                        .25%  Over $2 billion
State Street Research Money Market                      .15%  First $100 million
                                                       .075%  Over $100 million
T. Rowe Price Large Cap Growth (d)                      .50%  First $50 million
                                                        .40%  Over $50 million
T. Rowe Price Small Cap Growth (d)                      .35%  First $100 million
                                                        .30%  Next $300 million
                                                        .25%  Over $400 million
Zenith Equity (f)                                       N/A   N/A


* MetLife Advisers pays MetLife a subadviser fee for each Index Portfolio equal to the costs incurred by MetLife in providing subadviser services to the Portfolio.


(a) Prior to December 16, 2003, the subadviser to FI International Stock was Putnam Investment Management, LLC and the subavisory fee rate payable for the Portfolio was at the annual rate of 0.65% of the first $150 million of the Portfolio's average daily net assets; 0.55% of the next $150 million; and 0.45% of such assets in excess of $300 million. Prior to January 24, 2000, the subadviser to the Portfolio was Santander International Advisors, Inc. and the subadvisory fee rate payable for the Portfolio was at the annual rate of 0.55% of the first $500 million; 0.50% for the next $500 million; and 0.45% of such assets in excess of $1 billion.

(b) FMR (or an affiliate) has also agreed to make payments to MetLife (or its affiliates) to support the expenses of marketing and shareholder support servicing of the Portfolio. Prior to May 1, 2002, the subadviser to FI Value Leaders was Westpeak Investment Advisors, L.P., and the subadvisory fee was 0.50% of the first $25 million of the Portfolio average daily net assets, 0.40% of the next $75 million of such assets, 0.35% of the next $100 million of such assets and 0.30% of such assets in excess of $200 million.


(c) From May 1, 1998 to April 30, 2000, the subadviser to Harris Oakmark Focused Value was Goldman Sachs Asset Management. Prior to May 1, 1998, the subadviser of the Portfolio was Loomis Sayles, and the subadvisory fee rate payable by the MetLife Advisers was at the annual rate of 0.50% of the first $25 million of the Portfolio's average daily net assets, 0.40% of the next $75 million of such assets, 0.35% of the next $100 million of such assets, and 0.30% of such assets in excess of $200 million.

(d) Prior to May 1, 2001, MetLife paid advisory fees for this Portfolio. MetLife was investment adviser to this Portfolio until May 1, 2001.


(e) Prior to May 1, 2004, the subadviser to State Street Research Large Cap Growth was Fred Alger Management, Inc., and the subadvisory fee rate payable by MetLife Advisers was at the annual rate of 0.45% of the first $100 million of the

Portfolio's average daily net assets, 0.40% of the next $400 million of such assets, and 0.35% of such assets in excess of $500 million.


(f) Effective May 1, 2002, Zenith Equity is managed directly by MetLife Advisers and there is no subadviser to the Portfolio. From May 1, 2001 to April 30, 2002, the subadviser to Zenith Equity was CGM, and the subadvisory fee payable for the Portfolio was at the annual rate of 0.45% of the first $100 million of the Portfolio's average daily net assets, 0.40% of the next $400 million of such assets, 0.35% of the next $500 million of such assets, and 0.30% of such assets in excess of $1 billion. Prior to May 1, 2001, Zenith Equity had no subadviser and was managed directly by CGM as adviser.





          In connection with SBAM's service as subadviser to Salomon Brothers Strategic Bond Opportunities, SBAM's London based affiliate, CAM Ltd. serves as subadviser to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Portfolio. For these services, SBAM has agreed to pay CAM Ltd. one-third of the compensation that SBAM receives for serving as subadviser to the Portfolio.


          In connection with Davis Selected's service as subadviser to Davis Venture Value, Davis Selected may delegate any and all responsibilities to its New York based subsidiary, DSA-NY. As compensation to DSA-NY, Davis Selected will compensate DSA-NY for all reasonable direct and indirect costs associated with DSA-NY's performance of services provided to Davis Selected.

          In connection with FMR's service as subadviser to FI International Stock, FI Value Leaders and FI Mid Cap Opportunities, FMR has delegated to FMRC primary responsibility for choosing investments for the Portfolios pursuant to a sub-subadvisory agreement which requires FMRC to manage the investment and reinvestment of the assets of the Portfolios, subject to the supervision of FMR. FMR compensates FMRC at a monthly rate equal to 50% of the subadvisory fee that MetLife Advisers pays to FMR under the subadvisory agreement in respect of that portion of the Portfolios' assets managed by FMRC during such month. The Fund pays no fee to FMRC under the sub-subadvisory agreement.

          For the fiscal years ended December 31, 2001, 2002, and 2003, each Portfolio paid the following amounts in advisory fees to MetLife Advisers:


- -----------------------------------------------------------------------------------------------
                                                Amount Paid to MetLife Advisers or MetLife/(b)/
- -----------------------------------------------------------------------------------------------
Portfolio                                           2001            2002             2003
- ---------------------------------------------   -------------    -------------    -------------
Capital Guardian U.S. Equity                              N/A    $   1,516,336(a) $   2,258,386
Davis Venture Value                             $   6,636,172    $   6,661,085    $   8,511,064
FI International Stock (b)                      $   3,362,607    $   2,863,295    $   2,874,963
FI Mid Cap Opportunities (b)                    $   8,632,720    $   5,650,440    $   5,370,713
FI Value Leaders                                $   2,281,808    $   3,107,520    $   3,427,742
Franklin Templeton Small Cap Growth             $      38,225    $     165,863    $     327,179
Harris Oakmark Focused Value                    $   1,828,530    $   4,106,122    $   6,780,786
Harris Oakmark Large Cap Value (b)              $   1,076,242    $   1,863,462    $   2,273,216
Jennison Growth                                           N/A    $   1,576,283(a) $   2,976,069
Lehman Aggregate Bond Index (b)                 $     521,865    $     842,197    $   1,485,428
Loomis Sayles Small Cap                         $   3,746,012    $   3,149,457    $   2,937,874
MetLife Mid Cap Stock Index (b)                 $     204,629    $     312,945    $     462,683
MetLife Stock Index (b)                         $   9,392,479    $   8,068,926    $   8,732,170
Met/Putnam Voyager (b)                          $     372,724    $     398,326    $     455,927
MFS Investors Trust                             $     153,673    $     216,486    $     445,734
MFS Total Return                                $     830,746    $     742,233    $     782,221
Morgan Stanley EAFE Index (b)                   $     312,492    $     366,564    $     534,872
Neuberger Berman Partners Mid Cap Value (b)     $   1,087,854    $   1,183,008    $   1,425,964
Russell 2000 Index (b)                          $     334,711    $     377,713    $     512,787
Salomon Brothers Strategic Bond Opportunities   $     668,142    $     833,573    $   1,269,439
Salomon Brothers U.S. Government                $     428,527    $     915,362    $   1,516,747
Scudder Global Equity (b)                       $   1,183,408    $   1,047,489    $   1,019,544
State Street Research Aggressive Growth (b)     $   8,357,463    $   6,146,514    $   5,836,591
State Street Research Aurora (b)                $   1,593,293    $   3,248,261    $   4,255,375
State Street Research Bond Income               $   1,289,312    $   3,086,918    $   4,082,181
State Street Research Diversified (b)           $  10,709,985    $   8,730,261    $   7,982,182
State Street Research Investment Trust (b)      $  12,961,977    $   9,554,506    $   8,408,511
State Street Research Large Cap Growth          $   6,474,180    $   4,584,842    $   3,832,839
State Street Research Large Cap Value                     N/A    $      30,894(a) $     255,461
State Street Research Money Market              $     907,488    $   1,214,856    $   2,292,997
T. Rowe Price Large Cap Growth (b)              $   1,060,841    $     942,239    $     961,810
T. Rowe Price Small Cap Growth (b)              $   1,534,405    $   1,294,717    $   1,300,675
Zenith Equity (c)                               $   5,554,311    $   2,675,372              N/A

(a)  For the period May 1, 2002 through December 31, 2002.

(b)  MetLife was the investment adviser of these Portfolios until May 1, 2001.


(c) MetLife Advisers replaced Capital Growth Management Limited Partnership ("CGM") as adviser to Zenith Equity on May 1, 2001. For the period January 1, 2001 through April 30, 2001, Zenith Equity paid CGM $3,132,763 in advisory fees. After May 1, 2002, MetLife Advisers serves as investment adviser but receives no compensation for such services. The amount shown for 2002 reflects advisory fees paid by Zenith Equity for the period January 1, 2002 through April 30, 2002.


          For the fiscal years ended December 31, 2001, 2002, and 2003, MetLife Advisers paid the following amounts in subadvisory fees with respect to each
Portfolio:


- -----------------------------------------------------------------------------------------------
                                                Amount Paid by MetLife Advisers or MetLife/(a)/
                                                                to Subadvisers
- -----------------------------------------------------------------------------------------------
Portfolio                                           2001             2002             2003
- ---------------------------------------------   -------------    -------------    -------------
Capital Guardian U.S. Equity                              N/A    $     925,385(b) $   1,378,238
Davis Venture Value                             $   3,396,880    $   3,408,506    $   4,312,237
FI International Stock (a)                      $   2,131,209    $   1,874,629    $   1,871,173
FI Mid Cap Opportunities (a)                    $   6,068,806    $   3,874,590    $   3,609,358
FI Value Leaders                                $   1,181,988    $   1,992,530    $   2,304,837
Franklin Templeton Small Cap Growth             $      25,483(c) $     110,576    $     218,119
Harris Oakmark Focused Value                    $   1,025,216    $   2,210,558    $   3,476,786
Harris Oakmark Large Cap Value (a)              $     621,168    $   1,046,012    $   1,277,842
Jennison Growth                                           N/A    $     962,275(b) $   1,817,705
Lehman Aggregate Bond Index *                   $       7,669(c) $     117,908    $     178,251
Loomis Sayles Small Cap                         $   1,827,394    $   1,562,260    $   1,468,221
MetLife Mid Cap Stock Index *                   $      20,939(c) $      43,812    $      55,522
MetLife Stock Index *                           $     109,321(c) $   1,129,650    $   1,047,861
Met/Putnam Voyager (a)                          $     232,952    $     248,954    $     284,954
MFS Investors Trust                             $      81,959    $     115,459    $     237,725
MFS Total Return                                $     357,298    $     321,894    $     337,888
Morgan Stanley EAFE Index *                     $      25,107(c) $      42,766    $      53,488
Neuberger Berman Partners Mid Cap Value (a)     $     728,980    $     772,004    $     932,960
Russell 2000 Index *                            $      32,383(c) $      52,880    $      61,534
Salomon Brothers Strategic Bond Opportunities   $     333,373    $     409,726    $     606,314
Salomon Brothers U.S. Government                $     175,306    $     368,410    $     563,659
Scudder Global Equity (a)                       $     800,045    $     718,493    $     701,727
State Street Research Aggressive Growth (a)     $   5,074,790    $   3,447,014    $   3,293,296
State Street Research Aurora (a)                $   1,019,773    $   2,035,743    $   2,617,075
State Street Research Bond Income               $     620,892    $   1,283,403    $   1,660,227
State Street Research Diversified (a)           $   6,723,279    $   5,362,663    $   4,895,114
State Street Research Investment Trust (a)      $   8,444,302    $   6,181,740    $   5,480,674
State Street Research Large Cap Growth          $   3,321,539    $   2,436,979    $   2,081,361
State Street Research Large Cap Value                     N/A    $      19,860(b) $     164,225
State Street Research Money Market              $     287,291    $     335,326    $     566,356
T. Rowe Price Large Cap Growth (a)              $     723,894    $     644,825    $     657,874
T. Rowe Price Small Cap Growth (a)              $     940,643    $     796,830    $     800,405
Zenith Equity (d)                               $   3,196,675(c) $   1,543,166(e)           N/A

(a) MetLife was investment adviser to these Portfolios until May 1, 2001, and therefore paid these amounts to subadvisers before that date.

(b)  For the period May 1, 2002 through December 31, 2002.

(c)  For the period May 1, 2001 through December 31, 2001.


(d) Prior to May 1, 2001, there was no subadviser to this Portfolio. For the period May 1, 2001 to May 1, 2002, CGM served as subadviser to the Portfolio. After May 1, 2002, there was no subadviser to the Portfolio.

(e)  For the period January 1, 2002 through April 30, 2002.




*Prior to May 1, 2001, there was no subadviser to these Portfolios.

Advisory Agreements and Subadvisory Agreements
- ----------------------------------------------

          Each advisory and subadvisory agreement provides that it will continue in effect after two years from the date of its execution only if it is approved at least annually thereafter (i) by the Board of Directors of the Fund, or by the vote of a majority of the outstanding shares of the applicable Portfolio, and (ii) by vote of a majority of those directors who are not interested persons of the Fund or the applicable Portfolio's investment adviser or subadviser, cast in person at a meeting called for the purpose of voting on such approval.

          If required by law, subject to the SEC exemption obtained by MetLife Advisers and the Fund, any amendment to any advisory or subadvisory agreement or any such new agreement must be approved by vote of a majority of the outstanding voting securities of the applicable Portfolio and by vote of a majority of the Directors who are not interested persons of (i) the Fund or (ii) the applicable Portfolio's investment adviser or subadviser.

          Each agreement may be terminated without penalty by the Directors or by the shareholders of the applicable Portfolio, upon sixty days' written notice, or by the applicable Portfolio's investment adviser, upon ninety or sixty days' written notice, and each terminates automatically in the event of its "assignment" as defined in the 1940 Act. In addition, each subadvisory agreement may be terminated without penalty upon either ninety or sixty days' written notice by the relevant subadviser.

          Each advisory agreement provides that MetLife Advisers shall pay the organization costs of the Fund relating to the Portfolio and the expenses of the Fund relating to maintaining the staff and personnel, and providing the equipment, office space and facilities, necessary to perform its obligations under the advisory agreement. The Fund assumes and shall pay (or cause to be paid) all other Fund expenses.


          For Capital Guardian U.S. Equity, Davis Venture Value, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Loomis Sayles Small Cap, MFS Investors Trust, MFS Total Return, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, State Street Research Bond Income, State Street Research Large Cap Growth, State Street Research Money Market and Zenith Equity, the former series of the New England Zenith Fund (collectively, the "Zenith Portfolios"), each advisory agreement provides that if the total ordinary business expenses of a particular Portfolio for any fiscal year exceed the lowest applicable limitations (based on a percentage of average net assets or income) prescribed by any state in which shares of that Portfolio are qualified for sale, MetLife Advisers shall pay such excess. Each advisory agreement for the Zenith Portfolios provides, however, that the advisory fee shall not be reduced nor shall any of such expenses be paid to an extent or under circumstances which might result in the inability of any Portfolio or of the Fund, taken as a whole, to qualify as a regulated investment company under the Internal Revenue Code. The term "expenses" for this purpose excludes brokerage commissions, taxes, interest and extraordinary expenses.

          Each subadvisory agreement provides that the relevant subadviser shall not be subject to any liability in connection with the performance of its portfolio management services thereunder in the absence of willful misfeasance, bad faith, gross negligence, reckless disregard of its obligations and duties or violations of any applicable law. The advisory agreements for all Portfolios, other than the Zenith Portfolios, provide that MetLife Advisers shall not be liable in connection with the performance of its administrative services in the absence of any willful or negligent act or omission. The advisory agreements for the Zenith Portfolios provide that MetLife Advisers shall not be liable in connection with its administrative services in the absence of willful misfeasance, bad faith or gross negligence.

          Certain officers and employees of subadvisers have responsibility for portfolio management of other advisory accounts and clients (including other Portfolios of the Fund and other registered investment companies, and accounts of affiliates) that may invest in securities in which the respective Portfolio may invest. Where the subadviser determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated to the participating accounts.

          It is each subadviser's policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients.

          It is believed that the ability of a Portfolio to participate in larger volume transactions in this manner will in some cases produce better executions for the Portfolio. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Portfolio or the price at which a security may be sold. The Directors of the Fund are of the view that the benefits to the respective Portfolio of retaining each subadviser outweigh the disadvantages, if any, that might result from participating in such transactions.

Proxy Voting Policies
- ---------------------


          The Board of Directors and MetLife Advisers have delegated to each subadviser who invests in voting securities on behalf of a Portfolio the responsibility for voting the proxies relating to securities held by each Portfolio investing in voting securities as part of each such subadviser's general management of Portfolio assets, subject to the continuing oversight of the Board and MetLife Advisers. The Fund believes that each subadviser, which purchases and sells securities for its respective Portfolio(s) and analyzes the performance of a Portfolio's securities, is in the best position and has the information necessary to vote proxies in the best interest of a Portfolio and its shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on the one hand, and the interests of the adviser, subadviser or any other affiliated person of the Fund, on the other hand. Information about the proxy voting policies and procedures of each subadviser who invests in voting securities is attached in Appendix B to this SAI.


                             DISTRIBUTION AGREEMENTS


          MetLife (the "Distributor"), located at 1 Madison Avenue, New York, New York 10010, is the Fund's distributor. The Distributor is an affiliate of the Fund. Under Distribution Agreements with the Fund, the Distributor serves as the general distributor of shares of each class of each Portfolio, which are sold at the net asset value of such class without any sales charge. The offering of each Portfolio's shares is continuous. Shares are offered for sale only to certain insurance company separate accounts and Qualified Plans. The Distributor receives no compensation from the Fund or purchasers of a Portfolio's shares for acting as distributor of the Fund's Class A shares. The Distribution Agreements do not obligate the Distributor to sell a specific number of shares.


          In the future, the Fund may offer shares to be purchased by separate accounts of life insurance companies not affiliated with MetLife to support insurance contracts they issue.

The following is a description of the Distribution and Services Plan for the Zenith Portfolios:

          Pursuant to a Class B and Class E Distribution and Services Plan (the "Distribution and Services Plan") adopted under Rule 12b-1 under the 1940 Act for such Portfolios, the Fund may pay the Distributor a fee (the "Service Fee") at an annual rate not to exceed 0.25% of each such Portfolio's average daily net assets attributable to the Class B shares and Class E shares. The Distributor may pay all or any portion of the Service Fee in respect of a Class of any such Portfolio to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as service fees pursuant to agreements with such organizations for providing personal services to investors in such Class and/or the maintenance of shareholder accounts, and may retain all or any portion of the Service Fee in respect of such Class as compensation for providing personal services to investors in such Class and/or the maintenance of shareholder accounts. All such payments are intended to qualify as "service fees" as defined in Rule 2830 of the NASD Conduct Rules (the "NASD Rule"). Under the Distribution Agreement for such Portfolios, Service Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares.

          The Distribution and Services Plan also authorizes each such Portfolio to pay to the Distributor a distribution fee (the "Distribution Fee" and together with the Service Fee, the "Fees") at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to the Class B shares and Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. The Fund currently pays no Distribution Fee with respect to any class of such Portfolios.

          The Distributor may pay all or any portion of the Distribution Fee in respect of a Class of any such Portfolio to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of shares of such Class, and may retain all or any portion of the Distribution Fee in respect of such Class as compensation for the Distributor's services as principal underwriter of the shares of such Class. All such payments are intended to qualify as "asset-based sales charges" as defined in the NASD Rule.

The following is a description of the Distribution Plan for Portfolios other than the Zenith Portfolios:

          Pursuant to the Class B and Class E Distribution Plan (the "Distribution Plan") adopted under Rule 12b-1 under the 1940 Act for such Portfolios, the Fund compensates the Distributor from assets attributable to each of the Class B and Class E shares for services rendered and expenses borne in connection with activities primarily intended to result in the sales of that class.

          The Distribution Plan provides that the Fund, on behalf of each Portfolio which issues Class B and/or Class E shares, may pay up to 0.50% of the average daily net assets of each such Portfolio attributable to its Class B and Class E shares for activities in connection with the distribution of those classes of shares. Under the Distribution Agreement for such Portfolios, however, such payments are currently limited to 0.25% for the Class B Shares and 0.15% for the Class E Shares.

          The amounts the Fund pays the Distributor for such Portfolios will be used to compensate the Insurance Companies (includes the Distributor) their affiliates, other financial intermediaries and third-party broker-dealers for the services listed in (g) below.

          The Distribution Plan and the Distribution and Services Plan (the "Plans") are what is known as a "compensation plan" because the Fund makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. The Board of Directors of the Fund will take into account the level of expenditures in connection with their annual consideration of whether to renew the Plans. The fees payable with respect to a particular Class of a Portfolio may not be used to subsidize the distribution of shares of, or provision of shareholder services to, any other Class of any Portfolio. Subject to the foregoing sentence, some or all of the Distribution Fee paid to the Distributor may be spent on any activities or expenses primarily intended to result in the sale of Class B shares and Class E shares, including but not limited to the following:

     (a) printing and mailing of prospectuses, statements of additional information and reports for prospective purchasers of variable annuity or variable life insurance contracts ("Variable Contracts") or Qualified Plans investing indirectly in a Class of shares of the Fund;

     (b) the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Fund;

     (c) holding seminars and sales meetings designed to promote the distribution of the Class B or Class E shares;

     (d) obtaining information and providing explanations to Variable Contract owners regarding Fund investment objectives and policies and other information about the Fund and its Portfolios, including the performance of the Portfolios;

     (e)  training sales personnel regarding the Fund;

     (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Fund;

     (g) personal services and/or maintenance of Variable Contract owner accounts with respect to Class B or Class E shares attributable to such accounts;

     (h) compensation to and expenses of employees of the Distributor, including overhead and telephone expenses, who engage in the distribution of a Class of shares; and

     (i) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts.

          The Board of Directors, including the directors who are not "interested persons" (as defined in the 1940 Act) (the "Independent Directors"), has determined, in the exercise of its reasonable business judgment, that the Plans are reasonably likely to benefit the Fund and its Class B and Class E shareholders and has approved the Plans' adoption. The Fund anticipates that the Plans will enhance the sales of Class B shares and Class E shares and increase or help to maintain the assets of each Portfolio, which over time, may allow the Class B and Class E shareholders and beneficial owners to benefit from certain economies of scale with respect to fixed costs of the Portfolio.

          The Plans and any related agreement that is entered into by the Fund in connection with the Plans will continue in effect for a period of more than one year only so long as the continuance is specifically approved at least annually by a vote of the majority of the Fund's Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the preparation of the Plans or in any agreements relating to the Plans ("Qualified Directors") or, with respect to any class by a vote of the outstanding voting securities of that class, cast in person at a meeting called for the purpose of voting on the Plans or any such related agreement. Also, the Plans and any such related agreement may be terminated, with respect to any Class, at any time by vote of a majority of the outstanding shares of that Class of that Portfolio or by vote of a majority of the Qualified Directors. Each Plan also provides that it may not be amended, with respect to any Class of any Portfolio, to increase materially the amount of fees payable thereunder without the approval of such Class of shares.

          The Distributor and, in the case of the Zenith Portfolios, New England Securities Corporation, distributor to the New England Zenith Fund from January 1, 2003 to April 30, 2003, have informed the Fund that expenses incurred and costs allocated in connection with activities primarily intended to result in the sale of Class B and Class E shares were as follows for the fiscal year ended December 31, 2003:

- --------------------------------------------------   -----------   ---------
Category of Expense                                    Class B       Class E
- --------------------------------------------------   -----------   ----------
Advertising                                              -0-            -0-
Printing and mailing of prospectuses to other than
current shareholders                                     -0-            -0-
Compensation to underwriters                             -0-            -0-
Compensation to broker-dealers                           -0-            -0-
Compensation to sales personnel                          -0-            -0-
Interest, carrying and other financial charges           -0-            -0-
Shareholder servicing or personal account
maintenance fees                                     $ 2,609,283   $  1,824,984
- --------------------------------------------------   -----------  ----------
   Total:                                            $ 2,609,283   $  1,824,984
- --------------------------------------------------   -----------   ----------

                                 OTHER SERVICES

Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's custodian and fund accounting agent. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Portfolio and, in such capacity, is the registered owner of securities held in book-entry form belonging to the Portfolio. Upon instruction, State Street Bank receives and delivers cash and securities of the Portfolios in connection with Portfolio transactions and collects all dividends and other distributions made with respect to Portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of each class of each Portfolio on a daily basis.

Independent Auditors. The Board of Directors annually approves an independent auditor which is expert in accounting and auditing. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, the Fund's independent auditor, assists in the preparation of federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation. The Fund's financial statements for the 12 months ended December 31, 2003 incorporated by reference into this SAI have been audited by Deloitte & Touche LLP. The Fund relies on this firm's report which appears with the financial statements.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

          Some of the Fund's portfolio transactions are placed with brokers and dealers who provide the investment adviser or subadvisers with supplementary investment and statistical information or furnish market quotations to the Fund or other investment companies advised by the investment adviser or subadvisers. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of the investment adviser or subadvisers. The services may also be used by the investment adviser or subadvisers in connection with their other advisory accounts and in some cases may not be used with respect to the Fund.

Fixed-Income Portfolio Transactions. It is expected that certain portfolio transactions of Lehman Brothers Aggregate Bond Index, MFS Total Return, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, State Street Research Bond Income, State Street Research Diversified and State Street Research Money Market in bonds, notes and money market instruments will generally be with issuers or dealers on a net basis without a stated commission.


Equity Portfolio (Common Stock) Transactions. In placing orders for the purchase and sale of portfolio securities, each subadviser of Capital Guardian U.S. Equity, Davis Venture Value, Franklin Templeton Small Cap Growth, FI International Stock, FI Mid Cap Opportunities, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, MetLife Mid Cap Stock Index, MetLife Stock Index, Met/Putnam Voyager, MFS Investors Trust, MFS Total Return, Morgan Stanley EAFE Index, Neuberger Berman Partners Mid Cap Value, Russell 2000 Index, Scudder Global Equity, State Street Research Aggressive Growth, State Street Research Aurora, State Street Research Diversified, State Street Research Investment Trust, State Street Research Large Cap Growth, State Street Research Large Cap Value, T. Rowe Price Large Cap Growth and T. Rowe Price Small Cap Growth selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates or prices which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. In the case of equity securities, this does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Such Portfolios' subadvisers will use their best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.


          A subadviser may cause a Portfolio it manages to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Portfolio in excess of the amount another broker-dealer would have charged effecting that transaction. The subadviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the subadviser's overall responsibilities to the Fund and its other clients. A subadviser's authority to cause a Portfolio it manages to pay such greater commissions is also subject to such policies as the Directors of the Fund may adopt from time to time.

          The following services may be considered by subadvisers when selecting brokers:

          . recommendations and advice about market projections and data, security values, asset allocation and portfolio evaluation, purchasing or selling specific securities, and portfolio strategy

          . seminars, information, analyses, and reports concerning companies, industries, securities, trading markets and methods, legislative and political developments, changes in accounting practices and tax law, economic and business trends, proxy voting, issuer credit-worthiness, technical charts and portfolio strategy

          . access to research analysts, corporate management personnel, industry experts, economists, government representatives, technical market measurement services and quotation services, and comparative performance evaluation

          . products and other services including financial publications, reports and analysis, electronic access to data bases and trading systems, computer equipment, software, information and accessories

          . statistical and analytical data relating to various investment companies, including historical performance, expenses and fees, and risk measurements

          Research services provided by brokers through which a subadvisers effects securities transactions on behalf of a Portfolio may be used by the subadviser in servicing all of its accounts. Therefore, not all of these services may be used by the subadviser in connection with the Fund.

          The following table shows the brokerage commissions paid by the Fund for each of the Portfolios for the years ended December 31, 2001, 2002 and 2003:


Portfolio                                          2001          2002          2003
- ---------------------------------------------  ------------  ------------  ------------
Capital Guardian U.S. Equity                            N/A  $    777,297  $    345,062
Davis Venture Value                            $    569,631  $    722,687  $    519,422
FI International Stock                         $    922,679  $    587,360  $  1,037,264
FI Mid Cap Opportunities                       $  2,144,187  $  1,783,484  $    763,405
FI Value Leaders                               $    979,325  $  2,576,192  $    754,678
Franklin Templeton Small Cap Growth            $     14,791  $     78,969  $     88,126
Harris Oakmark Focused Value                   $    592,419  $    738,720  $  1,288,300
Harris Oakmark Large Cap Value                 $    455,515  $    409,118  $    243,640
Jennison Growth                                         N/A  $    925,760  $    914,737
Lehman Aggregate Bond Index                             N/A           N/A           N/A
Loomis Sayles Small Cap                        $    826,307  $  1,648,902  $  1,565,481
MetLife Mid Cap Stock Index                    $     45,468  $     89,095  $     41,514
MetLife Stock Index                            $     94,444  $     99,656  $     82,395
Met/Putnam Voyager                             $     87,382  $     89,017  $    133,901
MFS Investors Trust                            $     42,586  $     65,338  $    167,261
MFS Total Return                               $    141,285  $    205,455  $    165,182
Morgan Stanley EAFE Index                      $    126,492  $    132,646  $    207,667
Neuberger Berman Partners Mid Cap Value        $    853,840  $    447,128  $    482,554
Russell 2000 Index                             $     57,584  $    173,823  $     95,443
Salomon Brothers Strategic Bond Opportunities           N/A           N/A  $      1,442
Salomon Brothers U.S. Government                        N/A           N/A  $      1,278
Scudder Global Equity                          $    163,342  $    182,195  $    464,677
State Street Research Aggressive Growth        $  2,938,548  $  3,710,518  $  2,721,761
State Street Research Aurora                   $    328,594  $  1,198,868  $  1,446,240

State Street Research Bond Income                       N/A  $    118,251  $    110,432
State Street Research Diversified              $  3,846,507  $  3,733,157  $  3,039,083
State Street Research Investment Trust         $  6,296,788  $  5,295,167  $  4,484,765
State Street Research Large Cap Growth         $  1,708,722  $  4,881,312  $  3,093,320
State Street Research Large Cap Value                   N/A  $     28,195  $     82,110
State Street Research Money Market                      N/A           N/A           N/A
T. Rowe Price Large Cap Growth                 $    250,041  $    208,653  $    176,814
T. Rowe Price Small Cap Growth                 $    196,896  $    348,813  $    206,204
Zenith Equity                                  $  8,432,488  $  4,285,752           N/A



          For the fiscal year ending December 31, 2003, the following Portfolios paid commissions to brokers because of research services provided: Davis Venture Value paid $143,944 based on related transactions of $139,729,924.19; Loomis Sayles Small Cap paid $142,175, based on related transactions of $85,560,386; Neuberger Berman Partners Mid Cap Value paid $6,884 based on related transactions of $94,887,520.78; State Street Research Large Cap Growth paid $128,145 based on related transactions of $56,493,295; FI International paid $144,761.82 based on related transactions of $81,780,935.86; FI Mid Cap Opportunities paid $49,575 based on related transactions of $21,930,918; Met/Putnam Voyager paid $26,316 based on related transactions of $23,667,255.93;
T. Rowe Price Small Cap Growth paid $86,359 based on related transactions of $30,931,076; T. Rowe Price Large Cap Growth paid $68,615 based on related transactions of $45,322,874; Jennison Growth paid $208,309 based on related transactions of $163,677,538; Harris Oakmark Large Cap Value paid $11,217 based on related transactions of $5,564,525; and Harris Oakmark Focused Value paid $201,350 based on related transactions of $91,873,469.


          The Board of Directors has adopted policies which authorize each subadviser to place trades, consistent with best execution, with certain brokers that have agreed to apply a portion of their commissions with respect to a Portfolio to that Portfolio's expenses.

          The Board of Directors has also approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of that Portfolio's subadviser participates. These procedures prohibit a Portfolio from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase in the underwritings.

Affiliated Brokerage
- --------------------

          A Portfolio may pay brokerage commissions to an affiliated broker for acting as the respective Portfolio's agent on purchases and sales of securities for the portfolio of the Portfolio. SEC rules require that commissions paid to an affiliated broker of a mutual fund for portfolio transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair" compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Directors of the Fund, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliated brokers and will review these procedures periodically.





          For the fiscal year ended December 31, 2002 and 2003, FI Value Leaders paid $857 and $16,307, respectively, in brokerage commissions to Fidelity Capital Markets, an affiliated broker. For the fiscal year ended December 31, 2003, 2.12% of the Portfolio's aggregate brokerage commissions were paid to this broker and 0.06% of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions was effected through this broker.

          For the fiscal year ended December 31, 2003, Jennison Growth paid a total of $7,400 in brokerage commissions to Wachovia Capital Markets, an affiliated broker. For the fiscal year ended December 31, 2003, 0.81% of the Portfolio's aggregate brokerage commissions were paid to this broker and 0.40% of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions was effected through this broker. There were no affiliated brokerage transactions in 2001 and 2002.

          For the fiscal years ended December 31, 2001, 2002 and 2003, Harris Oakmark Focused Value paid $206,226, $246,659 and $287,680 respectively, in brokerage commissions to Harris Associates Securities L.P., an affiliated broker of Harris Associates L.P. For the fiscal year ended December 31, 2003, 22.33% of the Portfolio's aggregate brokerage commissions were paid to this broker and 29.41% of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions was effected through this broker.

          For the fiscal years ended December 31, 2001, 2002 and 2003, Harris Oakmark Large Cap Value paid a total of $201,508, $173,606 and $78,596, respectively, in brokerage commissions to Harris Associates Securities, L.P., an affiliated broker. For the fiscal year ended December 31, 2003, 32.26% of the Portfolio's aggregate brokerage commissions were paid to this broker and 40.32% of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions was effected through this broker.

          For the fiscal years ended December 31, 2001, 2002 and 2003, State Street Research Large Cap Growth paid $1,708,650, $3,553,070 and $2,265,957, respectively, in brokerage commissions to Fred Alger and Company, Inc., an affiliated broker of the former subadviser to the Portfolio, Fred Alger Management, Inc. For the fiscal year ended December 31, 2003, 73.2% of the Portfolio's aggregate brokerage commissions were paid to this broker and 75.8% of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions was effected through this broker.

          For the fiscal years ended December 31, 2001, 2002 and 2003, Neuberger Berman Partners Mid Cap Value paid a total of $321,496, $196,958 and $216,437 respectively, in brokerage commissions to Neuberger Berman, LLC and Lehman Brothers Inc., affiliated brokers. For the fiscal year ended December 31, 2003, 44.8% of the Portfolio's aggregate brokerage commissions were paid to these brokers and 44% of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions was effected through these brokers.


Portfolio Turnover
- ------------------

          The portfolio turnover rates of each Portfolio for the last five fiscal years (or the life of the Portfolio for those Portfolios that have not been in existence for five years) are included in the Prospectus under "Financial Highlights." A Portfolio's turnover rate may vary significantly from time to time depending on the volatility of economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in a Portfolio's subadviser.

                                 CODE OF ETHICS

          The Fund, MetLife, MetLife Advisers, and each subadviser have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that establishes procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Fund might take advantage of that knowledge for their own benefit. Although each Code of Ethics does not prohibit employees who have knowledge of the investments and investment intentions of any Portfolio of the Fund from engaging in personal securities investing, it does regulate such personal securities investing so that conflicts of interest may be avoided.

                             DESCRIPTION OF THE FUND


          The Fund, an open-end management investment company registered under the 1940 Act, was formed on November 23, 1982 as corporation under the laws of Maryland pursuant to Articles of Incorporation (the "Articles") filed on November 23, 1982, as amended. On May 1, 2003, the Fund succeeded to the operations of seventeen series of the New England Zenith Fund, a Massachusetts business trust. Each of Capital Guardian U.S. Equity, Davis Venture Value, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Loomis Sayles Small Cap, MFS Investors Trust, MFS Total Return, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, State Street Research Bond Income, State Street Research Large Cap Growth, State Street Research Money Market and Zenith Equity was formerly a series of the New England Zenith Fund.

          Each Portfolio is classified under the 1940 Act as "diversified" except Harris Oakmark Focused Value, which is non-diversified.

          Each Portfolio's issued and outstanding shares participate equally in dividends and distributions declared by such Portfolio and receive a portion (divided equally among all of the Portfolio's outstanding shares) of the Portfolio's assets (less liabilities) if the Portfolio is liquidated or dissolved. Liabilities which are not clearly assignable to a Portfolio are generally allocated among the Portfolios in proportion to their relative net assets. In the unlikely event that any Portfolio has liabilities in excess of its assets, the other Portfolios may be held responsible for the excess liabilities.

          Portfolio shares, when issued, are fully paid and non-assessable. In addition, there are no preference, preemptive, conversion, exchange or similar rights, and shares are freely transferable. Shares do not have cumulative voting rights.

          MetLife paid all of the organizational expenses of the Fund and will not be reimbursed.


          As of March 31, 2004, 100% of the outstanding voting securities of the Fund were owned by separate accounts of MetLife, NELICO, MetLife Investors and/or General American (or any affiliate of any such company), and may, from time to time, be owned by those separate accounts or the separate accounts and general accounts of such companies (or any affiliate of any such company). Therefore, as of March 31, 2004, MetLife, NELICO, MetLife Investors and General American were each presumed to be in control (as that term is defined in the 1940 Act) of the Fund.


Voting Rights
- -------------

          Each share has one vote and fractional shares have fractional votes. When there is a difference of interests between the Portfolios, votes are counted on a per Portfolio basis; otherwise the shares of all Portfolios are totaled. Shares in a Portfolio not affected by a matter are not entitled to vote on that matter. A Portfolio-by-Portfolio vote may occur, for example, when there are proposed changes to a particular Portfolio's fundamental investment policies or advisory or distribution agreements.

          Each insurance company is the legal owner of shares attributable to variable life insurance and variable annuity contracts issued by its separate accounts, and has the right to vote those shares. Pursuant to the current view of the SEC staff, each insurance company will vote the shares held in each separate account registered with the SEC in accordance with instructions received from owners of variable life insurance and variable annuity contracts issued by that separate account. To the extent voting privileges are granted by the issuing insurance company to unregistered separate accounts, shares for which no timely instructions are received will be voted for, voted against, or withheld from voting on any proposition in the same proportion as the shares held in that separate account for all contracts for which voting instructions are received. All Fund shares held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of each insurance company will be voted by that insurance company in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions are received. Shares held by certain eligible qualified retirement plans ("Qualified Plans") will vote directly and will not be voted in the same proportion as shares held by the Insurance Companies in their separate accounts registered as unit investment trusts.

Shareholder Meetings
- --------------------

          Regular annual shareholder meetings are not required and the Fund does not expect to have regular meetings. For certain purposes, the Fund is required to have a shareholder meeting. Examples of the reasons a meeting might be held are to: (a) approve certain agreements required by securities laws; (b) change fundamental investment objectives and restrictions of the Portfolios; and (c) fill vacancies on the Board of Directors when less than a majority have been elected by shareholders. The Fund assists with all shareholder communications. Except as mentioned above, directors will continue in office and may appoint directors for vacancies.

                                      TAXES

          The following discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

          Each of the Portfolios intends to qualify each year as a "regulated investment company" (a "RIC") under Subchapter M of the Internal Revenue Code. In order to qualify for the special tax treatment accorded RICs and their shareholders under the Internal Revenue Code, each Portfolio must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited in respect of any one issuer to an amount that does not exceed 10% of the outstanding voting securities of such issuer or 5% of the value of the Portfolio's total assets; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses. In addition, a series that is a RIC must distribute to its shareholders with respect to each taxable year at least 90% of the sum of its taxable net investment income (including, for this purpose, the excess, if any, of any net short-term capital gains over net long-term capital losses for such year) and 90% of its tax-exempt interest income (reduced by certain expenses).

          If a Portfolio fails to qualify as a RIC accorded special tax treatment for any year, all of its income will be subject to tax at corporate rates, and its distributions (including distributions of net tax-exempt income and net long-term capital gains) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

          In addition to the diversification requirements applicable to all RICs, Section 817(h) of the Internal Revenue Code imposes certain diversification requirements on the assets underlying variable annuity and variable life contracts including, as described below, when those assets are shares in a RIC. To comply with the regulations under Section 817(h) of the Internal Revenue Code, each of the separate accounts will be required to diversify its investments so that, as of the end of each fiscal quarter, no more than 55% of the total value of its assets are represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. A separate account will also be treated as meeting the diversification requirement for any quarter of its taxable year if, as of the close of such quarter, the separate account meets the diversification requirements applicable to RICs, as described above, and no more than 55% of the value of its total assets consist of cash and cash items (including receivables), U.S. government securities and securities of other RICs. Generally, for purposes of the regulations, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer. Further, a separate account can look through the assets of a Portfolio if each Portfolio restricts the ownership of its shares to certain insurance company separate accounts, certain insurance company general accounts and certain other investors permitted under Regulation 1.817-5(f), including certain qualified pension or retirement plans, and will be offered to the public exclusively through the purchase of variable contracts. This is because, for diversification purposes, by so restricting ownership to certain investors, a separate account that invests in RICs, partnerships or trust will be able to look through an investment in such entity and treat the pro rata share of each underlying investment in such entity as a separate investment. Otherwise an investment in such entities will be considered to be an investment in the securities of a single issuer.

          A Portfolio's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold.

          A Portfolio is generally subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and capital gain net income (the excess of all capital gains over all capital losses) for the one-year period ending on October 31 of that year (or later if the series is permitted to elect and so elects), plus any retained amount from the prior year.

          The excise tax is inapplicable to any RIC all of the shareholders of which are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, each Portfolio intends to make the distributions required to avoid the imposition of the tax, provided such payments and distributions are determined to be in the best interest of such Portfolio's shareholders.

          Dividends declared and payable to shareholders of record on a date in October, November, or December of any year will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January.

          Investment by a Portfolio in "passive foreign investment companies" ("PFICs") could subject the Portfolio to U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, a Portfolio also may make an election to mark the gains (and to a limited extent the losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss. A Portfolio may also elect to treat a PFIC as a "qualified electing fund" ("QEF election"), in which case the Portfolio will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require a Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Portfolio's total return.

                                 TRANSFER AGENT

          The transfer agent and the dividend paying agent for the Fund, MetLife, is located at One Madison Avenue, New York, New York 10010. MetLife receives no compensation for these services.

                              FINANCIAL STATEMENTS


          The financial statements of each Portfolio and the related reports of independent auditors included in the annual reports for the Portfolios for the year ended December 31, 2003 are incorporated herein by reference to the Fund's Annual Report as filed with the SEC on March 5, 2004.


                                 INDEX SPONSORS

          The Prospectus describes certain aspects of the limited relationship the index sponsors have with the Fund.

          With respect to Standard & Poor's, neither the MetLife Stock Index Portfolio or the MetLife Mid Cap Stock Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of either Portfolio or any member of the public regarding the advisability of investing in securities generally or in either Portfolio particularly or the ability of the S&P 500 Index or the S&P 400 MidCap Index to track general stock market performance. S&P's only relationship to the Licensee is S&P's grant of permission to the Licensee to use the S&P 500 Index or the S&P 400 MidCap Index which are determined, composed and calculated by S&P without regard to the Licensee or either Portfolio. S&P has no obligation to take the needs of the Licensee or the owners of this Portfolio into consideration in determining, composing or calculating the S&P 500 Index or the S&P 400 MidCap Index. S&P is not responsible for and has not participated in the determination of the prices and amount of this Portfolio or the timing of the issuance or sale of this Portfolio or in the determination or calculation of the equation by which this Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of this Portfolio.

          S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P 400 MIDCAP INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR

IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THIS PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE S&P 400 MIDCAP INDEX OR ANY DATA INCLUDED THERE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR THE S&P 400 MIDCAP INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

          In addition, with respect to Morgan Stanley, the Morgan Stanley EAFE(R) Index Portfolio is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of this Portfolio or any member of the public regarding the advisability of investing in funds generally or in this Portfolio particularly or the ability of the MSCI EAFE(R) index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the MSCI EAFE(R) index which is determined, composed and calculated by Morgan Stanley without regard to the issuer of this Portfolio or this Portfolio. Morgan Stanley has no obligation to take the needs of the issuer of this Portfolio or the owners of this Portfolio into consideration in determining, composing or calculating the MSCI EAFE(R) index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this Portfolio to be issued or in the determination or calculation of the equation by which this Portfolio is redeemable for cash. Morgan Stanley has no obligation or liability to owners of this Portfolio in connection with the administration, marketing or trading of this Portfolio.

          ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MORGAN STANLEY HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHERDAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. The MSCI EAFE(R) Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by MetLife.

          With respect to Frank Russell Company, the Russell 2000 Index Portfolio is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Portfolio nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. Frank Russell Company reserves the right at any time and without notice, to alter, amend, terminate or in any way change its index. The Russell 2000(R) Index is a service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index. Frank Russell Company's publication of the index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR ANY DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION,

ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

                                  APPENDIX A-1
                           DESCRIPTION OF BOND RATINGS

Moody's Investors Service, Inc.
                                       Aaa
          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa
          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. See Note 1.

                                        A
          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. See
Note 1.

                                       Baa
          Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. See Note 1.

                                       Ba
          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B
          Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa
          Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca
          Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C
          Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:
     (1)  An application for rating was not received or accepted.
     (2) The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
     (3)  There is a lack of essential data pertaining to the issue or issuer.
     (4) The issue was privately placed, in which case the rating is not published in Moody's publications.

Note 1: This rating may include the numerical modifier 1, 2 or 3 to provide a more precise indication of relative debt quality within the category, with 1 indicating the high end of the category, 2 the mid-range and 3 nearer the low end.

Standard & Poor's Ratings Group

                                       AAA
          This is the highest rating assigned by Standard & Poor's Corporation ("S&P") to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

                                       AA
          Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                        A
          Bonds rated A have strong capacity to pay principal and interest although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                       BBB
          Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                                 BB, B, CCC, CC
          Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C
          The rating C is reserved for income bonds on which no interest is being paid.

                                       D
          Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

          Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Duff & Phelps Credit Rating Co.

                                      AAA
          Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                  AA+, AA, AA-
          High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                    A+, A, A-
          Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                 BBB+, BBB, BBB-
          Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

                                  BB+, BB, BB-
          Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

                                   B+, B, B-
          Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

                                       CCC
          Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

                                       DD
          Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                       DP
          Preferred stock with dividend arrearages.

                                  APPENDIX A-2
                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor's Corporation

                                       A-1
          Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

                                       A-2
          Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Moody's Investors Service, Inc.

                                       P-1
          The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following:

     (1)  evaluation of the management of the issuer;

     (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

     (3) evaluation of the issuer's products in relation to competition and customer acceptance;

     (4)  liquidity;

     (5)  amount and quality of long-term debt;

     (6)  trend of earnings over a period of ten years;

     (7) financial strength of a parent company and the relationships which exist with the issuer; and

     (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                      P-2
          Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                                   APPENDIX B

             INFORMATION ABOUT PROXY VOTING POLICIES AND PROCEDURES

Capital Guardian Trust Company
Davis Selected Advisers, L.P.
Deutsche Investment Management Americas Inc.
Fidelity Management & Research Company
Franklin Advisers, Inc.
Harris Associates, L.P.
Jennison Associates LLC
Loomis Sayles & Company, L.P.
Massachusetts Financial Services Company
Metropolitan Life Insurance Company
Neuberger Berman Management Inc.
Putnam Investment Management, LLC
State Street Research & Management Company
T. Rowe Price Associates, Inc.

                         CAPITAL GUARDIAN TRUST COMPANY
                       PROXY VOTING POLICY AND PROCEDURES

Policy

Capital Guardian Trust Company ("CGTC") provides investment management services to clients that include, among others, corporate and public pension plans, foundations and endowments and unaffiliated registered investment companies. CGTC's Personal Investment Management Division ("PIM") provides investment management and fiduciary services, including trust and estate administration, primarily to high net-worth individuals and families. CGTC considers proxy voting an important part of those management services, and as such, CGTC seeks to vote the proxies of securities held by clients in accounts for which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of CGTC's clients.

Fiduciary Responsibility and Long-term Shareholder Value

CGTC's fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, CGTC considers those factors which would affect the value of its clients' investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, CGTC votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.

CGTC believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst's knowledge of a company, its current management, management's past record, and CGTC's general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.

As the management of a portfolio company is responsible for its day to day operations, CGTC believes that management, subject to the oversight of its board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, CGTC votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. CGTC also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients' best interests.

Special Review

From time to time CGTC may vote a) on proxies of portfolio companies that are also clients of CGTC or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited CGTC or its affiliates to support a particular position. When voting these proxies, CGTC analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The CGTC Special Review Committee reviews certain of these proxy decisions for improper influences on the decision-making process and takes appropriate action, if necessary.

Procedures

Proxy Review Process

Associates in CGTC's proxy voting department, along with compliance associates from the legal department, are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies.

The proxy voting department reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year and certain other administrative items.

All other items are sent by the proxy voting department to the research analyst who follows the company. The analyst reviews the proxy statement and makes a recommendation about how to vote on the issues based on his or her in-depth knowledge of the company. Recommendations to vote with management on certain limited issues are voted accordingly. All other non-standard issues receive further consideration by a proxy voting committee, which reviews the issue and the analyst's recommendation, and decides how to vote. A proxy voting committee may escalate to the full investment committee(s) those issues for which it believes a broader review is warranted. Four proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are comprised primarily of members of CGTC's and its affiliates' investment committees and their activity is subject to oversight by those committees.

For securities held only in PIM accounts, non-standard items are sent to those associates to whom the CGTC Investment Committee has delegated the review and voting of proxies. These associates may forward certain proposals to the appropriate investment committee for discussion and a formal vote if they believe a broader review is warranted.

CGTC seeks to vote all of its clients' proxies. In certain circumstances, CGTC may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where CGTC wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to CGTC to vote and therefore are not voted.

Proxy Voting Guidelines

CGTC has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.

CGTC's general positions related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues are reflected below.

...    Corporate governance. CGTC supports strong corporate governance practices.
     It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

...    Capital structure. CGTC generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as anti-takeover devices, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

...   Stock option compensation plans. CGTC supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. CGTC considers the following factors when voting on proposals related to new plans or changes to existing plans: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, CGTC supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

...    Social and corporate responsibility. CGTC votes on these issues based on the potential impact to the value of its clients' investment in the portfolio company.

Special Review Procedures

If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue.

Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc. (CGTC's parent company), are deemed to be "Interested Clients". Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the Special Review Committee ("SRC"). The SRC determines whether the decision was in the best interest of CGTC's clients and may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from CGTC's and its affiliates' investment and legal groups and does not include representatives from the marketing department.

Any other proxy will be referred to the SRC if facts or circumstances warrant further review.

CGTC's Proxy Voting Record

Upon client request, CGTC will provide reports of its proxy voting record as it relates to the securities held in the client's account(s) for which CGTC has proxy voting authority.

Annual Assessment

CGTC will conduct an annual assessment of this proxy voting policy and related procedures.

Effective Date

This policy is effective as of August 1, 2003.

                       Davis Selected Advisers, LP ("DSA")
                      Proxy Voting Policies and Procedures

                             Amended August 6, 2003

                                Table of Contents

       I.     Introduction

       II.    Principals

       III.   Fiduciary Duties of Care and Loyalty

       IV.    Pre-Determined Voting Policies

       V.     Ensuring Proxies are Voted

       VI.    Identifying and Resolving Potential Conflicts of Interest

       VII.   Proxy Oversight Group

       VIII.  Shareholder Activism

       IX.    Obtaining Copies of How Proxies Were Voted

       X.     Summary of Proxy Voting Policies and Procedures

       XI.    Records

       XII.   Amendments

       Exhibit A: "Pre-Determined Proxy Voting Policies"

                                 I. Introduction

DSA exercises a voice on behalf of its clients in matters of corporate governance through the proxy voting process. DSA takes its ownership responsibilities very seriously and believe the right to vote proxies for its clients' holdings is a significant asset of the clients. DSA exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients' investments.

DSA acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, DSA votes proxies with a focus on the investment implications of each issue. For each proxy vote, DSA takes into consideration its duty to clients and all other relevant facts available to DSA at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

DSA has established a Proxy Oversight Group, a committee of senior DSA officers, to oversee voting policies and decisions for clients. The group performs its responsibilities in accordance with proxy voting principles to ensure that DSA's voting policies reflect a thorough analysis of the issues and their potential impact on shareholder value. These principles will frame the analysis of each proxy issue and provide a basis for decision-making in all instances. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.

                                 II. Principals

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the Board, as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:

Preserve and expand the power of shareholders in areas of corporate governance - Equity shareholders are owners of the business - company boards and management teams are ultimately accountable to them. DSA supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. DSA opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

Allow responsible management teams to run the business - DSA supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, DSA opposes proposals that limit management's ability to do this. DSA will generally oppose proposals that seek to place restrictions on management in order to promote political, religious or social agendas.


Please see DSA's Pre-Determined Proxy Voting Policies for more details ("Exhibit A").

                    III. Fiduciary Duties of Care and Loyalty

Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, DSA must act in the best interest of the client and not in its own interest.

When DSA has been granted the authority to vote client proxies, DSA owes the client the duties of "care" and "loyalty":

(1) The duty of care requires DSA to monitor corporate actions and vote client proxies if it has undertaken to do so.

(2) The duty of loyalty requires DSA to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client's interest to DSA's own interests.

                        IV. Pre-Determined Voting Policy

Attached to these Proxy Voting Policies and Procedures is Exhibit A "Pre-Determined Voting Policies" that describe DSA's general proxy voting policies. DSA may, however, deviate from the general polices in order to accomplish a specific objective. All deviations from the stated polices shall be documented.

                          V. Ensuring Proxies are Voted

The Chief Compliance Officer is responsible for monitoring corporate actions and voting client proxies if DSA has been assigned the right to vote the proxies.

Scope. If a client has not authorized DSA to vote its proxies, then these Policies and Procedures shall not apply to that client's account. The scope of DSA's responsibilities with respect to voting proxies are ordinarily determined by DSA's contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.

Cost/Benefit Analysis DSA is NOT required to vote every proxy. There may be times when refraining from voting a proxy is in the client's best interest, such as when DSA determines that the cost of voting the proxy exceeds the expected benefit to the client. DSA shall not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.

DSA is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company's shares are no longer held by DSA clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients' holdings.

Record of Voting

The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Exhibit A "General Proxy Voting Policies".

          VI Identifying and Resolving Potential Conflicts of Interest

                         Potential Conflicts of Interest

A potential conflict of interest arises when DSA has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between DSA's interests and those of its clients, DSA will consider:

     (1) Whether DSA has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, DSA may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to DSA. Such business could include managing company retirement plans, serving as sub-adviser for funds sponsored by the company, l; or

     (2) Whether there are any business or personal relationships between a DSA employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.

Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote.

Identifying Potential Conflicts of Interest

The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.

Resolving Potential Conflicts of Interest

The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

     (1) Votes consistent with Exhibit A "General Proxy Voting Policies" are presumed to be consistent with the best interests of clients;

     (2) DSA may disclose the conflict to the client and obtain the client's consent prior to voting the proxy.

     (3)  DSA may obtain guidance from an independent third party

     (4)  The potential conflict may be immaterial.

     (5) Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict:

                           VII. Proxy Oversight Group

DSA has established a Proxy Oversight Group, a committee of senior DSA officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:

     (1) Establishes, amends, and interprets proxy voting policies and procedures;

     (2) Oversees how DSA's compliance department (which monitors corporate actions and votes client proxies in accordance with these proxy procedures) executes these duties; and

     (3)  Resolves conflicts of interest identified by the Compliance
          Department.

Composition of the Proxy Oversight Group

The following are the members of the Proxy Oversight Group:
DSA's:

     (1)  Proxy Analyst;

     (2)  Chief Compliance Officer; and

     (3)  Chief Legal Officer

Two or more members shall constitute a quorum. Meetings may be held telephonically. A vote by a majority of the Proxy Oversight Group shall be binding. Action may be taken without a meeting by memorandum signed by two or more members.

                            VIII Shareholder Activism

DSA's fiduciary duties to its clients do not necessarily require DSA to become a "shareholder activist". As a practical matter, DSA will determine whether to engage in management discussion based upon its costs and expected benefits to clients.

Prior to casting a single vote, DSA may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, DSA may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to DSA's clients.

                  IX Obtaining Copies of How Proxies Were Voted

DSA's clients may obtain a copy of the record of how their own proxies were voted by writing to:

         Davis Selected Advisers, L.P.
         Attn: Chief Compliance Officer
         2949 East Elvira Road, Suite 101
         Tucson, Arizona, 85706

No party is entitled to obtain a copy of how proxies, other than their own, were voted without valid government authority.

                X Summary of Proxy Voting Policies and Procedures

DSA shall maintain a summary of its Proxy Voting Policies and Procedures which also describes how a client may obtain a copy of DSA's Proxy Voting Policies and Procedures. This summary shall be included in DSA's Form ADV Part II, which is delivered to all new clients

                                   XI. Records

DSA shall make retain for the legally required periods the following records:

     (a) Copies of DSA's Proxy Voting Policies and Procedures and each amendment thereof;

     (b)  Proxy statements received regarding client securities;

     (c)  Records of votes DSA cast on behalf of clients;

     (d) Records of written client requests for proxy voting information and DSA's response;

     (e) Any documents prepared by DSA that were material to making a decision how to vote, or that memorialized the basis of the decision.

                                 XII Amendments

DSA's Proxy Oversight Group may amend these Proxy Policies and Procedures from time to time. Clients shall be notified of material changes.

                                    Exhibit A
                          Davis Selected Advisers, L.P.
                      Pre-Determined Proxy Voting Policies

                             Amended: August 6, 2003

Notice: Davis Selected Advisers, L.P. ("DSA") has established the following general principals for voting proxies on behalf of its clients. While these principals shape our policies, DSA always reviews each proxy individually. As a result, there may be cases in which particular circumstances lead us to vote an individual proxy differently than otherwise stated within this document. In such exceptional cases, we will document our reasoning. Although our decisions may prove to have been incorrect in the light of future events, they will always be made with the intention of maximizing the long-term value of our clients' investment. Items not addressed within these policies will be evaluated on a case-by-case basis.

                            I. The Board of Directors

A. Voting on Director Nominees in Uncontested Elections

As Corporate Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees will be shaped by our assessment of a director's record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors' performance in this area. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management's performance. Appropriate hurdles should include the company's performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.

Although such a philosophy does not allow for exact precision,

     . We will generally withhold votes for directors of any company that issues options representing more than two percent of the shares outstanding in a given year without a specified performance hurdle.

     . We will generally withhold votes for directors of companies that issue more than 0.67% of the shares outstanding in restricted stock without a specified performance hurdle.

     . We will generally withhold votes for any director of any company that issues a combination of options and restricted shares (converted at a three to one ratio) that together add up to more than 2% of shares outstanding.

     . We will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.

     . We will generally vote for pulling future option grants into the present year.

Directors also bear responsibility for the presentation of a company's financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Specifically,

     . We will generally withhold votes for any director of any company that does not account for employee stock options as an expense in the calculation of net income by January 2004.

     . We will generally withhold votes for any director of any company that uses unrealistic returns and assumptions in calculating a company's pension obligations, expenses or pension fund returns.

In voting on director nominees, we will also consider the following factors:

...    long-term corporate performance

...    nominee's investment in the company

...    corporate governance provisions and takeover activity (discussed in
     Sections III and IV)

...    director compensation

...    number of other board seats held by nominee

...    interlocking directorships

...    nominee's attendance at meetings (past two years)

...    relevant business experience

...    ethical track record

B. Classification/Declassification of the Board

We vote against proposals to classify the board.

We vote for proposals to repeal classified boards and to elect all directors annually.

                           II. Executive Compensation

We believe in pay for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.

     1. Over the long-term, what is the minimum level of shareholder returns below which management's performance would be considered poor?

               .    Performance below that of the S&P 500.

               .    Performance below a pre-selected group of competitors.

               .    Performance below the company's cost of equity capital.

     2. Does the company's proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?

In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is "yes," as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable even if the shares compound at an unacceptably low rate - or actually do not go up at all but are simply volatile - over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below which incentive compensation is not earned.

Recognizing that many companies have and will continue to issue non-qualified stock options as part of their long term incentive compensation plans, we have devolved guidelines to determine the appropriate maximum amount to be given in any one year. Our thinking on this issue is shaped by the fact that America's Ten Most Admired Companies as determined by Fortune Magazine for 2002 had an average annual option grant over the last seven years of only 1.4 percent (excluding Microsoft at 1.2 percent). As a result, we believe a large option program is not a necessary characteristic of either highly admired or high-performing companies. As a result,

     . We will generally vote against any compensation plan that grants options representing more than two percent of the shares outstanding in a given year without a specified performance hurdle.

     . We will generally vote against any compensation plan that grants more than 0.67% of the shares outstanding in restricted stock without a specified performance hurdle.

     . We will generally vote against any compensation plan that grants a combination of options and restricted shares (converted at a three to one ratio) that together add up to more than 2% of shares outstanding.

     . We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices.

     . We will generally vote against multi-year authorizations of shares to be used for compensation unless the company's past actions have been consistent with these policies.

     . We will generally vote in favor of shareholder proposals advocating the addition of performance criteria to long-term compensation plans.

                           III. Tender Offer Defenses

A. Poison Pills

We will generally vote against management proposals to ratify a poison pill.

We will generally vote for shareholder proposals to redeem a poison pill.

B. Fair Price Provisions

We will generally vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We will generally vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C. Greenmail

We will generally vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D. Pale Greenmail

We review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

E. Unequal Voting Rights

We will generally vote against dual class exchange offers.

We will generally vote against dual class recapitalizations.

F. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

We will generally vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G. Supermajority Shareholder Vote Requirement to Approve Mergers

We will generally vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H. White Squire Placements

We will generally vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

                               IV. Proxy Contests

A. Voting for Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

     . long-term financial performance of the target company relative to its industry

     .    management's track record

     .    background to the proxy contest

     .    qualifications of director nominees (both slates)

     . evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

     .    stock ownership positions

B. Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

                            V. Proxy Contest Defenses

A. Board Structure: Staggered vs. Annual Elections

We will generally vote against proposals to classify the board.

We will generally vote for proposals to repeal classified boards and to elect all directors annually.

B. Shareholder Ability to Remove Directors

We will generally vote against proposals that provide that directors may be removed only for cause.

We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

C. Cumulative Voting

We will generally vote against proposals to eliminate cumulative voting.

We will generally vote for proposals to permit cumulative voting.

D. Shareholder Ability to Call Special Meetings

We will generally vote against proposals to restrict or prohibit shareholder ability to call special meetings.

We will generally vote for proposals that remove restrictions on the right of shareholders to act independently of management.

E. Shareholder Ability to Act by Written Consent

We will generally vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

We will generally vote for proposals to allow or make easier shareholder action by written consent.

F. Shareholder Ability to Alter the Size of the Board

We will generally vote for proposals that seek to fix the size of the board.

We will generally vote against proposals that give management the ability to alter the size of the board without shareholder approval.

                                  VI. Auditors

A. Ratifying Auditors

We will generally vote for proposals to ratify auditors, unless any of the following apply:

     . An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent

     .    Fees for non-audit services are excessive, or

     . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

We vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

We will generally vote for shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company. (Sarbanes-Oxley mandates that the partners on a company's audit engagement be subject to five-year term limits.)

                    VII. Miscellaneous Governance Provisions

A. Confidential Voting

We will generally vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We will generally vote for management proposals to adopt confidential voting.

B. Equal Access

We will generally vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C. Bundled Proposals

We review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we will generally vote against the proposals. If the combined effect is positive, we will generally vote for the proposals.

D. Shareholder Advisory Committees

We review on a case-by-case basis proposals to establish a shareholder advisory committee.

E. Stock Ownership Requirements

We will generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long-term shareholders). We oppose the awarding of stock options to directors.

F. Term of Office and Independence of Committees

We will generally vote against shareholder proposals to limit the tenure of outside directors.

We will generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

G. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

We will generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We will generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We will generally vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

H. Charitable Contributions

We will generally vote against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

I. Age Limits

We will generally vote against shareholder proposals to impose a mandatory retirement age for outside directors.

J. Board Size

We will generally vote for proposals seeking to fix the board size or designate a range for the board size.

We will generally vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

K. Cumulative Voting

We will generally vote against proposals to eliminate cumulative voting.

We will generally vote for proposals to restore or permit cumulative voting.

L. Establish/Amend Nominee Qualifications

We vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

We will generally vote against shareholder proposals requiring two candidates per board seat.

M. Filling Vacancies/Removal of Directors

We will generally vote against proposals that provide that directors may be removed only for cause.

We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

N. OBRA-Related Compensation Proposals

...    Amendments that Place a Cap on Annual Grant or Amend Administrative
     Features

We will generally vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

...    Amendments to Added Performance-Based Goals

We will generally vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

...    Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a case-by-case basis.

...    Approval of Cash or Cash-and-Stock Bonus Plans

We will generally vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.

O. Shareholder Proposals to Limit Executive and Director Pay

We will generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.

We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

P. Golden and Tin Parachutes

We will generally vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We will generally review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Q. Employee Stock Ownership Plans (ESOPs)

We will generally vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

R. 401(k) Employee Benefit Plans

We will generally vote for proposals to implement a 401(k) savings plan for employees.

S. Stock Plans in Lieu of Cash

We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a case-by-case basis.

We will generally vote for plans which provide a dollar-for-dollar cash for stock exchange.

We review plans which do not provide a dollar-for-dollar cash for stock exchange on a case-by-case basis.

T. Director Retirement Plans

We will generally vote against retirement plans for non-employee directors.

We will generally vote for shareholder proposals to eliminate retirement plans for non-employee directors.

                          VIII. State of Incorporation

A. Voting on State Takeover Statutes

We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B. Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation are examined on a case-by-case basis.

                    IX. Mergers and Corporate Restructurings

A. Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

   . anticipated financial and operating benefits

   . offer price (cost vs. premium)

   . prospects of the combined companies

   . how the deal was negotiated

   . changes in corporate governance and their impact on shareholder rights

B. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

C. Spin-offs

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D. Asset Sales

Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. Appraisal Rights

We will generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

G. Changing Corporate Name

We will generally vote for changing the corporate name.

                       X. Social and Environmental Issues

In general, we abstain from voting on shareholder social and environmental proposals on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

                              XI. Capital Structure

A. Common Stock Authorization

We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

We use quantitative criteria that measure the number of shares available for issuance after analyzing the company's industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to the allowable cap developed for the company's peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles and within each quartile an "allowable increase" for the company is set. The top quartile performers will have the largest allowable increase.

If the requested increase is greater than the "allowable increase" we will generally vote against the proposal.

B. Reverse Stock Splits

We will review management proposals to implement a reverse stock split on a case-by-case basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.

C. Blank Check Preferred Authorization

We will generally vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote against the requested increase. If the company does have preferred shares outstanding we will use the criteria set forth herein.

D. Shareholder Proposals Regarding Blank Check Preferred Stock

We will generally vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

E. Adjust Par Value of Common Stock

We will generally vote for management proposals to reduce the par value of common stock.

F. Preemptive Rights

We review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

G. Debt Restructurings

We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:

   . Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

   . Change in Control - Will the transaction result in a change in control of the company?

   . Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H. Share Repurchase Programs

We will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

I. Dual-class Stock

We will generally vote against proposals to create a new class of common stock with superior voting rights.

We will generally vote for proposals to create a new class of nonvoting or subvoting common stock if:

   . It is intended for financing purposes with minimal or no dilution to current shareholders.

   . It is not designed to preserve the voting power of an insider or significant shareholder.

J. Issue Stock for Use with Rights Plan

We will generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

K. Preferred Stock

We will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

We will generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

We will generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

We will generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

We vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

L. Recapitalization

We vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

M. Reverse Stock Splits

We will generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

We will generally vote for management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

N. Stock Distributions: Splits and Dividends

We will generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

O. Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

Policies & Procedures                                       Deutsche Bank [LOGO]

                            DEUTSCHE ASSET MANAGEMENT
                      PROXY VOTING POLICIES AND PROCEDURES

                              ADOPTED: MAY 5, 2003

                         AS AMENDED AS OF AUGUST 4, 2003

I.   INTRODUCTION

     Deutsche Asset Management (DeAM)/1/ has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients, in accordance with its fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, DeAM's proxy policies reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 CFR 2509.94-2 (July 29,1994).

II.  DEAM'S PROXY VOTING RESPONSIBILITIES

     Proxy votes are the property of DeAM's advisory clients./2/ As such, DeAM's authority and responsibility to vote such proxies depends upon its contractual relationships with its clients. Where a client has given specific instructions as to how a proxy should be voted, DeAM will carry out those instructions. Where no specific instructions exists, DeAM will follow the procedures in voting the proxies set forth in this document.

________
/1/ DeAM refers to Deutsche Investment Management Americas Inc. and Deutsche Asset Management, Inc., each an investment adviser registered under the Investment Advisers Act of 1940. These Policies and Procedures also may apply to other entities within the Deutsche Bank organization for which the Proxy Department and the Proxy Voting Working Group votes proxies, as listed on Exhibit 1.

/2/ For purposes of these Policies and Procedures, "clients" refers to persons or entities: for which DeAM serves as investment adviser or sub-adviser; for which DeAM votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies & Procedures                                       Deutsche Bank [LOGO]

     DeAM may have proxy voting responsibilities for investment companies and other clients for which it serves as investment adviser. With respect to client accounts that are sub-advised by an affiliated or unaffiliated investment adviser, DeAM may have proxy voting responsibilities, or such responsibilities may be delegated to the sub-adviser. Similarly, DeAM may have proxy voting responsibilities with respect to advisory client accounts for which it serves as investment sub-adviser.

III. POLICIES

     1. Proxy voting activities are conducted in the best economic interest of clients

          DeAM has adopted the following policies and procedures to ensure that proxies are voted in accordance with the best economic interest of its clients, as determined by DeAM in good faith after appropriate review.

     2.   The Proxy Voting Working Group

          The Proxy Voting Working Group (the "PVWG") is an internal working group established by DeAM's Investment Committee pursuant to a written charter. The PVWG is responsible for overseeing DeAM's proxy voting activities, including:

               (i) adopting, monitoring and updating guidelines, attached as Exhibit A (the "Guidelines"), that provide how DeAM will generally vote proxies pertaining to a comprehensive list of common proxy voting matters;

               (ii) voting proxies where (A) the issues are not covered by specific client instruction or the Guidelines; (B) the Guidelines specify that the issues are to be determined on a case-by-case basis; or (C) where an exception to the Guidelines may be in the best economic interest of DeAM's clients; and

               (iii) monitoring the Proxy Department's proxy voting activities
                     (see below):

          DeAM's Proxy Department, a unit of DeAM's Asset Management Operations Group, is responsible for administering DeAM's proxy voting process and for voting proxies in accordance with any specific client instructions or, if there are none, the Guidelines.

     3. Availability of Proxy Voting Policies and Procedures and proxy voting record

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies & Procedures                                       Deutsche Bank [LOGO]

         Copies of these Policies and Procedures, as they may be updated from time to time, are made available to clients as required by law and otherwise at DeAM's discretion. Clients may also obtain information on how their proxies were voted by DeAM as required by law and otherwise at DeAM's discretion. The Proxy Department will make proxy voting reports available upon request.

IV.  PROCEDURES

     The key aspects of DeAM's proxy voting process are as follows:

     1.  The PVWG's Proxy Voting Guidelines

         The Guidelines set forth the PVWG's standard voting positions on a comprehensive list of common proxy voting matters. The PVWG has developed, and continues to update the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.

         The PVWG will review the Guidelines as necessary to support the best economic interests of DeAM's clients and, in any event, at least annually. The PVWG will make changes to the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of clients. Before changing the Guidelines, the PVWG will thoroughly review and evaluate the proposed change and the reasons therefor, and the PVWG Chair will ask PVWG members whether anyone has requested or attempted to improperly influence the proposed change and whether any member has a conflict of interest with respect to the proposed change. If any such matter is reported to the PVWG Chair, the Chair will promptly notify the Conflicts Review Committee (see below) and will defer the approval, if possible. Lastly, the PVWG will fully document its rationale for approving any change to the Guidelines.

         The Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which DeAM or an affiliate serves as investment adviser or sponsor. Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. Further, the manner in which DeAM votes investment company proxies may differ from proposals for which a DeAM-advised or sponsored investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are generally voted in accordance with the pre-determined guidelines of Institutional Shareholder

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies & Procedures                                       Deutsche Bank [LOGO]

         Services ("ISS"), an independent third-party proxy voting specialist. See Section IV.3.B.

     2.  Specific proxy voting decisions made by the PVWG

         The Proxy Department Head will refer to the PVWG all proxy proposals
         (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis.

         Additionally, if a member of the Proxy Department, the Proxy Department Head, the PVWG Chair or any member of the PVWG, a portfolio manager, a research analyst or a sub-adviser believes that voting a particular proxy in accordance with the Guidelines may not be in the best economic interests of clients, that individual may bring the matter to the attention of the PVWG Chair and/or the Proxy Department Head./3/

         If the Proxy Department refers a proxy proposal to PVWG or PVWG determines that voting a particular proxy in accordance with the Guidelines is not in the best economic interests of clients, the PVWG will evaluate and vote the proxy, subject to the procedures below regarding conflicts.

         The PVWG endeavors to hold meetings to decide how to vote particular proxies sufficiently before the voting deadline so that the procedures below regarding conflicts can be completed before the PVWG's voting determination.

     3.  Certain proxy votes may not be cast

         In some cases, the PVWG may determine that it is in the best economic interests of its clients not to vote certain proxies. For example, it is DeAM's policy not to vote proxies of issuers subject to laws of those jurisdictions that impose restrictions upon selling shares after proxies are voted, in order to preserve liquidity. In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. For example, some jurisdictions do not provide adequate notice to shareholders so that proxies may be voted on a timely basis.

__________________
/3/ The Proxy Department Head generally monitors upcoming proxy solicitations for heightened attention from the press or the industry and for novel or unusual proposals or circumstances, which may prompt the Proxy Department Head to bring the solicitation to the attention of the PVWG Chair. DeAM portfolio managers, DeAM research analysts and sub-advisers also may bring a particular proxy vote to the attention of the PVWG Chair, as a result of their ongoing monitoring of portfolio securities held by advisory clients and/or their review of the periodic proxy voting record reports that the PVWG Chair distributes to DeAM portfolio managers and DeAM research analysts.

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies & Procedures                                       Deutsche Bank [LOGO]

         Voting rights on securities that have been loaned to third-parties transfer to those third-parties, with loan termination often being the only way to attempt to vote proxies on the loaned securities. Lastly, the PVWG may determine that the costs to the client(s) associated with voting a particular proxy or group of proxies outweighs the economic benefits expected from voting the proxy or group of proxies.

         The Proxy Department Head will coordinate with the PVWG Chair regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.

     4.  Conflict of Interest Procedures

         A. Procedures to Address Conflicts of Interest and Improper Influence

         Overriding Principle. In the limited circumstances where the PVWG votes proxies,/4/ the PVWG will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of DeAM's clients./5/

         Independence of the PVWG. As a matter of Compliance policy, the PVWG and the Proxy Department are structured to be independent from other parts of Deutsche Bank. Members of the PVWG and employees in the Proxy Department are employees of DeAM. As such, they may not be subject to the supervision or control of any employees of Deutsche Bank Corporate and Investment Banking division ("CIB"). Their compensation cannot be based upon their contribution to any business activity outside of DeAM without prior approval of Legal and Compliance. They can have no contact with employees of Deutsche Bank outside of the Private Client and Asset Management division ("PCAM") regarding specific clients, business matters or initiatives without the prior approval of Legal and Compliance. They furthermore may not discuss proxy votes with any person outside of DeAM (and within DeAM only on a need to know basis).

         Conflict Review Procedures. There will be a committee (the "Conflicts Review Committee") established within DeAM that will monitor for potential material

______________
/4/ As mentioned above, the PVWG votes proxies (i) where neither a specific client instruction nor a Guideline directs how the proxy should be voted, (ii) where the Guidelines specify that an issue is to be determined on a case by case basis or (iii) where voting in accordance with the Guidelines may not be in the best economic interests of clients.

/5/ The Head of the Proxy Department, who serves as the non-voting secretary of the PVWG, may receive routine calls from proxy solicitors and other parties interested in a particular proxy vote. Any contact that attempts to exert improper pressure or influence shall be reported to the Conflicts Review Committee.

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies & Procedures                                       Deutsche Bank [LOGO]

         conflicts of interest in connection with proxy proposals that are to be evaluated by the PVWG. Promptly upon a determination that a vote shall be presented to the PVWG, the PVWG Chair shall notify the Conflicts Review Committee. The Conflicts Review Committee shall promptly collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if DeAM or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered "material" to the extent that a reasonable person could expect the conflict to influence, or appear to influence, the PVWG's decision on the particular vote at issue.

         The information considered by the Conflicts Review Committee may include information regarding (i) DeAM client relationships; (ii) any relevant personal conflict known by the Conflicts Review Committee or brought to the attention of the Conflicts Review Committee; (iii) and any third party communications with members of the PVWG or anyone participating or providing information to the PVWG regarding the vote at issue. In the context of any determination, the Conflicts Review Committee may consult with, and shall be entitled to rely upon, all applicable outside experts, including legal counsel.

         Upon completion of the investigation, the Conflicts Review Committee will document its findings and conclusions. If the Conflicts Review Committee determines that (i) DeAM has a material conflict of interest that would prevent it from deciding how to vote the proxies concerned without further client consent or (ii) certain individuals should be recused from participating in the proxy vote at issue, the Conflicts Review Committee will so inform the PVWG chair.

         If notified that DeAM has a material conflict of interest as described above, the PVWG chair will obtain instructions as to how to vote the proxies either from (i) if time permits, the affected clients, or (ii) ISS. If notified that certain individuals should be recused from the proxy vote at issue, the PVWG Chair shall do so in accordance with the procedures set forth below.

         Procedures to be Followed by the PVWG. At the beginning of any discussion regarding how to vote any proxy, the PVWG Chair (or his or her delegate) will inquire as to whether any PVWG member (whether voting or ex officio) or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to the Conflicts Review Committee.

         The PVWG Chair also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee within the Deutsche Bank organization (including PVWG members) or any other person

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies & Procedures                                       Deutsche Bank [LOGO]

         (including affiliated or unaffiliated sub-advisers, other DeAM advisory clients, trade associations, or the press) has: (i) requested that DeAM, the Proxy Department (or any member thereof) or a PVWG member vote a particular proxy in a certain manner; or (ii) attempted to improperly influence DeAM, the Proxy Department (or any member thereof), a PVWG member or any other person in connection with proxy voting activities, and which incident has not yet been reported to the Conflicts Review Committee.

         If any such incident are reported to the PVWG Chair, the Chair will promptly notify the Conflicts Review Committee and, if possible, will delay the vote until the Conflicts Review Committee can complete the conflicts report. If a delay is not possible, the Conflicts Review Committee will instruct the PVWG whether anyone should be recused from the proxy voting process, or whether DeAM should seek instructions as to how to vote the proxy at issue from ISS or, if time permits, affected clients. These inquiries and discussions will be properly reflected in the PVWG's minutes.

         Duty to Report. Any DeAM employee, including any PVWG member (whether voting or ex officio), that is aware of any actual or apparent conflict of interest relevant to, or any attempt to improperly influence, how DeAM votes its proxies has a duty to disclose the existence of the situation to the PVWG Chair (or his or her designee) and the details of the matter to the Conflicts Review Committee. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.

         Recusal of Members. The PVWG will recuse from participating in a specific proxy vote any PVWG members (whether voting or ex officio) and/or any other person who (i) are personally involved in a material conflict of interest; or (ii) who, as determined by the Conflicts Review Committee, have actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. The PVWG will also exclude from consideration the views of any person (whether requested or volunteered) if the PVWG or any member thereof knows, or if the Conflicts Review Committee has determined, that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to improperly influence the vote.

         If, after excluding all relevant PVWG voting members pursuant to the paragraph above, there are three or more PVWG voting members remaining, those remaining PVWG members will determine how to vote the proxy in accordance with these Policies and Procedures. If there are fewer than three PVWG voting members remaining, the PVWG Chair will obtain instructions as to how to vote the proxy from, if time permits, the affected clients and otherwise from ISS.

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies & Procedures                                       Deutsche Bank [LOGO]

         B.   Investment Companies and Affiliated Public Companies

         Investment Companies. As reflected in the Guidelines, DeAM votes all proxies solicited by open-end and closed-end investment companies in accordance with the pre-determined guidelines of ISS, unless the investment company client directs DeAM to vote differently on a specific proxy or specific categories of proxies. However, regarding investment companies for which DeAM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders (i.e., "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

         Affiliated Public Companies. For proxies solicited by non-investment company issuers of or within the Deutsche Bank organization, e.g, Deutsche bank itself, DeAM will vote the proxies in the same proportion as the vote of other shareholders (i.e., "mirror" or "echo" voting).

         C.   Other Procedures That Limit Conflicts of Interest

         DeAM and other entities in the Deutsche Bank organization have adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including:

         . Deutsche Bank Americas/DeAM Confidential, Material, Non-Public Information, Chinese Walls, Insider Trading Policy. This policy provides for, among other things, independence of DeAM employees from CIB, and information barriers between DeAM and other affiliates. Specifically, no DeAM employee may be subject to the supervision or control of any employee of CIB. No DeAM employee shall have his or her compensation based upon his or her contribution to any business activity within the Bank outside of the business of DeAM, without the prior approval of Legal or Compliance. Further, no employee of CIB shall have any input into the compensation of a DeAM employee without the prior approval of Legal or Compliance. Under the information barriers section of this policy, as a general rule, DeAM employees who are associated with the investment process should have no contact with employees of Deutsche Bank or its affiliates, outside of PCAM, regarding specific clients, business matters, or initiatives. Further, under no circumstances should proxy votes be discussed with any Deutsche Bank employee

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies & Procedures                                       Deutsche Bank [LOGO]

          outside of DeAM (and should only be discussed on a need-to-know basis within DeAM).

      . Deutsche Bank Americas Information Barriers for Sections 13 and 16, and Reg. M Policy. This policy establishes information barriers between Deutsche Bank employees from CIB, on the one hand, and Deutsche Bank employees from PCAM. The information barriers depend upon PCAM and CIB personnel adhering to the certain limitations. For example, PCAM and CIB personnel may not share between themselves non-public, proprietary or confidential information. Further, PCAM and CIB personnel may not coordinate or seek to coordinate decision making with respect to particular securities transactions or groups of transactions, or with respect to the voting of particular securities. The policy also states that PCAM (particularly Deutsche Asset Management) and CIB do not employ common managing directors, officers and employees as a general policy matter, and imposes certain restrictions in the event that there are any such common directors, officers or employees

      Other relevant internal policies include the Deutsche Bank Americas Code of Professional Conduct, the Deutsche Asset Management Code of Ethics, the Sarbanes-Oxley Senior Officer Code of Ethics, and the Deutsche Bank Group Code of Conduct. The PVWG expects that these policies, procedures and internal controls will greatly reduce the chance that the PVWG (or, its members) would be involved in, aware of or influence by, an actual or apparent conflict of interest.

V. RECORDKEEPING

DeAM will maintain a record of each vote cast by DeAM that includes among other things, company name, meeting date, proposals presented, vote cast and shares voted. In addition, the Proxy Department maintains records for each of the proxy ballots it votes. Specifically, the Department's records include, but are not limited to:

   . The proxy statement (and any additional solicitation materials) and relevant portions of annual statements.

   . Any additional information considered in the voting process that may be obtained from an issuing company, its agents or proxy research firms.

   . Analyst worksheets created for stock option plan and share increase analyses

   .  Proxy Edge print-screen of actual vote election.

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies & Procedures                                       Deutsche Bank [LOGO]

In addition, DeAM will retain these Policies and Procedures and the Guidelines; will maintain records of client requests for proxy voting information; and will retain any documents the Proxy Department or the PVWG prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

The PVWG also will create and maintain appropriate records documenting its compliance with these Policies and Procedures, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

DeAM will maintain the above records in an easily accessible place for no less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate DeAM office.

With respect to its investment company clients, DeAM will create and maintain records of each company's proxy voting record for 12-month periods ended June
30. DeAM will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the company was entitled to vote:

     .    The name of the issuer of the portfolio security;

     . The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

     . The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);

     .    The shareholder meeting date;

     .    A brief identification of the matter voted on;

     . Whether the matter was proposed by the issuer or by a security holder; Whether the company cast its vote on the matter;

     . How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     .    Whether the company cast its vote for or against management.

VI. THE PVWG'S OVERSIGHT ROLE

In addition to adopting the Guidelines and making proxy voting decisions on matters referred to it as set forth above, the PVWG will monitor the proxy voting process by

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies & Procedures                                       Deutsche Bank [LOGO]

reviewing summary proxy information presented by the Proxy Department Head. Said reviews include statistical analyses of the number of meetings, seasonal volume changes, proposals voted, proposal types and frequency of votes cast contrary to management. The PVWG will use this review process to determine, among other things, whether any changes should be made to the Guidelines. This review will take place at least quarterly and will be documented in the PVWG's minutes.

Attachment A - Proxy Voting Guidelines
Exhibit 1 - List of Other Advisers

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies & Procedures                                       Deutsche Bank [LOGO]

                                                                    Attachment A

                             Deutsche Bank Americas
                                    New York

                            Deutsche Asset Management
                        2003 U.S. Proxy Voting Guidelines

                            As Amended August 7, 2003

                                   [PICTURE]

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies Procedures                                         Deutsche Bank [LOGO]

                                TABLE OF CONTENTS

I.   BOARD OF DIRECTORS......................................................  4

  A. Election of Directors...................................................  4
  B. Classified Boards of Directors..........................................  4
  C. Board and Committee Independence........................................  4
  D. Liability and Indemnification of Directors..............................  4
  E. Qualifications of Directors.............................................  5
  F. Removal of Directors and Filling of Vacancies...........................  5
  G. Proposals to Fix the Size of the Board..................................  5

II.  CAPITAL STRUCTURE.......................................................  6

  A. Authorization of Additional Shares......................................  6
  B. Authorization of "Blank Check" Preferred Stock..........................  6
  C. Stock Splits/Reverse Stock Splits.......................................  6
  D. Dual Class/Supervoting Stock............................................  6
  E. Large Block Issuance....................................................  7
  F. Recapitalization into a Single Class of Stock...........................  7
  G. Share Repurchases.......................................................  7
  H. Reductions in Par Value.................................................  7

III. CORPORATE GOVERNANCE ISSUES.............................................  7

  A. Confidential Voting.....................................................  7
  B. Cumulative Voting.......................................................  8
  C. Supermajority Voting Requirements.......................................  8
  D. Shareholder Right to Vote...............................................  8

IV.  COMPENSATION............................................................  8

  A. Executive and Director Stock Option Plans...............................  9
  B. Employee Stock Option/Purchase Plans....................................  9
  C. Golden Parachutes....................................................... 10
  D. Proposals to Limit Benefits or Executive Compensation................... 10
  E. Option Expensing........................................................ 10

V.   ANTI-TAKEOVER RELATED ISSUES............................................ 10

  A. Shareholder Rights Plans ("Poison Pills")............................... 10
  B. Reincorporation......................................................... 10
  C. Fair-Price Proposals.................................................... 11
  D. Exemption from state takeover laws...................................... 11
  E. Non-financial Effects of Takeover Bids.................................. 11

VI.  MERGERS & ACQUISITIONS.................................................. 11

VII. SOCIAL & POLITICAL ISSUES............................................... 12

  A. Labor & Human Rights.................................................... 12
  B. Environmental Issues.................................................... 12
  C. Diversity & Equality.................................................... 12
  D. Health & Safety......................................................... 13
  E. Government/Military..................................................... 13
  F. Tobacco................................................................. 13

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies & Procedures                                       Deutsche Bank [LOGO]

VIII. MISCELLANEOUS ITEMS.................................................... 14

  A. Ratification of Auditors................................................ 14
  B. Limitation of non-audit services provided by independent auditor........ 14
  C. Audit firm rotation..................................................... 14
  D. Transaction of Other Business........................................... 14
  E. Motions to Adjourn the Meeting.......................................... 15
  F. Bundled Proposals....................................................... 15
  G. Change of Company Name.................................................. 15
  H. Proposals Related to the Annual Meeting................................. 15
  I. Investment Company Proxies.............................................. 15
  J. International Proxy Voting.............................................. 16

The information contained herein is the property of Deutsche Bank and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank.

Policies & Procedures                                       Deutsche Bank [LOGO]

These Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which DeAM or an affiliate serves as investment adviser or sponsor.

I.   Board of Directors

A. Election of Directors

Routine: DeAM Policy is to vote "for" the uncontested election of directors. Votes for a director in an uncontested election will be withheld in cases where a director has shown an inability to perform his/her duties in the best interests of the shareholders.

Proxy contest: In a proxy contest involving election of directors, a case-by-case voting decision will be made based upon analysis of the issues involved and the merits of the incumbent and dissident slates of directors. DeAM will incorporate the decisions of a third party proxy research vendor (currently, ISS) subject to review by the Proxy Voting Working Group (PVWG) as set forth in the Deutsche Asset Management (DeAM)'s Proxy Voting Policies and Procedures.

Rationale: The large majority of corporate directors fulfill their fiduciary obligation and in most cases support for management's nominees is warranted. As the issues relevant to a contested election differ in each instance, those cases must be addressed as they arise.

B. Classified Boards of Directors

DeAM policy is to vote against proposals to classify the board and for proposals to repeal classified boards and elect directors annually.

Rationale: Directors should be held accountable on an annual basis. By entrenching the incumbent board, a classified board may be used as an anti-takeover device to the detriment of the shareholders in a hostile take-over situation.

C. Board and Committee Independence

DeAM policy is to vote:

1. "For" proposals that require that a certain percentage (majority up to 66 2/3%) of members of a board of directors be comprised of independent or unaffiliated directors.
2. "For" proposals that require all members of a company's compensation, audit or nominating committees to be independent or unaffiliated directors.
3. "Against" shareholder proposals to require the addition of special interest, or constituency, representatives to boards of directors.
4.   "For" separation of the Chairman and CEO positions.

Rationale: Board independence is a cornerstone of effective governance and accountability. A board that is sufficiently independent from management assures that shareholders' interests are adequately represented.

D. Liability and Indemnification of Directors

DeAM policy is to vote "for" management proposals to limit directors' liability and to broaden the indemnification of directors, unless broader indemnification or limitations on directors' liability would affect shareholders' interests in pending litigation.

Rationale: While shareholders want directors and officers to be responsible for their actions, it is not in the best interests of the shareholders for them to be to risk averse. If the risk of personal liability is too great, companies may not be able to find capable directors willing to serve. We support expanding liability only for actions taken in good faith and not for serious violations of fiduciary obligation or negligence.

E. Qualifications of Directors

DeAM policy is to follow management's recommended vote on either management or shareholder proposals that set retirement ages for directors or require specific levels of stock ownership by directors.

Rationale: As a general rule, the board of directors, and not the shareholders, is most qualified to establish qualification policies.

F. Removal of Directors and Filling of Vacancies

DeAM policy is to vote "against" proposals that include provisions that directors may be removed only for cause or proposals that include provisions that only continuing directors may fill board vacancies.

Rationale: Differing state statutes permit removal of directors with or without cause. Removal of directors for cause usually requires proof of self-dealing, fraud or misappropriation of corporate assets, limiting shareholders' ability to remove directors except under extreme circumstances. Removal without cause requires no such showing.

Allowing only incumbent directors to fill vacancies can serve as an anti-takeover device, precluding shareholders from filling the board until the next regular election.

G. Proposals to Fix the Size of the Board

DeAM policy is to vote:

1. "For" proposals to fix the size of the board unless: (a) no specific reason for the proposed change is given; or (b) the proposal is part of a package of takeover defenses.
2. "Against" proposals allowing management to fix the size of the board without shareholder approval.

Rationale: Absent danger of anti-takeover use, companies should be granted a reasonable amount of flexibility in fixing the size of its board.

II.  Capital Structure

A. Authorization of Additional Shares

DeAM policy is to vote "for" proposals to increase the authorization of existing classes of stock that do not exceed a 3:1 ratio of shares authorized to shares outstanding for a large cap company, and do not exceed a 4:1 ratio of shares authorized to shares outstanding for a small-midcap company (companies having a market capitalization under one billion U.S. dollars.).

Rationale: While companies need an adequate number of shares in order to carry on business, increases requested for general financial flexibility must be limited to protect shareholders from their potential use as an anti-takeover device. Requested increases for specifically designated, reasonable business purposes (stock split, merger, etc.) will be considered in light of those purposes and the number of shares required.

B. Authorization of "Blank Check" Preferred Stock

DeAM policy is to vote:

1. "Against" proposals to create blank check preferred stock or to increase the number of authorized shares of blank check preferred stock unless the company expressly states that the stock will not be used for anti-takeover purposes and will not be issued without shareholder approval.
2. "For" proposals mandating shareholder approval of blank check stock placement.

Rationale: Shareholders should be permitted to monitor the issuance of classes of preferred stock in which the board of directors is given unfettered discretion to set voting, dividend, conversion and other rights for the shares issued.

C. Stock Splits/Reverse Stock Splits

DeAM policy is to vote "for" stock splits if a legitimate business purpose is set forth and the split is in the shareholders' best interests. A vote is cast "for" a reverse stock split only if the number of shares authorized is reduced in the same proportion as the reverse split or if the effective increase in authorized shares (relative to outstanding shares) complies with the proxy guidelines for common stock increases (see, Section II.A, above.)

Rationale: Generally, stock splits do not detrimentally affect shareholders. Reverse stock splits, however, may have the same result as an increase in authorized shares and should be analyzed accordingly.

D. Dual Class/Supervoting Stock

DeAM policy is to vote "against" proposals to create or authorize additional shares of super-voting stock or stock with unequal voting rights.

Rationale: The "one share, one vote" principal ensures that no shareholder maintains a voting interest exceeding their equity interest in the company.

E. Large Block Issuance

DeAM policy is to address large block issuances of stock on a case-by-case basis, incorporating the recommendation of an independent third party proxy research firm (currently ISS) subject to review by the PVWG as set forth in DeAM's Proxy Policies and Procedures. Additionally, DeAM supports proposals requiring shareholder approval of large block issuances.

Rationale: Stock issuances must be reviewed in light of the business circumstances leading to the request and the potential impact on shareholder value.

F. Recapitalization into a Single Class of Stock

DeAM policy is to vote "for" recapitalization plans to provide for a single class of common stock, provided the terms are fair, with no class of stock being unduly disadvantaged.

Rationale: Consolidation of multiple classes of stock is a business decision that may be left to the board and/management if there is no adverse effect on shareholders.

G. Share Repurchases

DeAM policy is to vote "for" share repurchase plans provided all shareholders are able to participate on equal terms.

Rationale: Buybacks are generally considered beneficial to shareholders because they tend to increase returns to the remaining shareholders.

H. Reductions in Par Value

DeAM policy is to vote "for" proposals to reduce par value, provided a legitimate business purpose is stated (e.g., the reduction of corporate tax responsibility.)

Rationale: Usually, adjustments to par value are a routine financial decision with no substantial impact on shareholders.

III.  Corporate Governance Issues

A. Confidential Voting

DeAM policy is to vote "for" proposals to provide for confidential voting and independent tabulation of voting results and to vote "against" proposals to repeal such provisions.

Rationale: Confidential voting protects the privacy rights of all shareholders. This is particularly important for employee-shareholders or shareholders with business or other affiliations with the company, who may be vulnerable to coercion or retaliation when opposing management. Confidential voting does not interfere with the ability of corporations to communicate with all shareholders, nor does it prohibit shareholders from making their views known directly to management.

B. Cumulative Voting

DeAM policy is to vote "for" shareholder proposals requesting cumulative voting and "against" management proposals to eliminate it. However, the protections afforded shareholders by cumulative voting are not necessary when a company has a history of good performance and does not have a concentrated ownership interest. Accordingly, a vote is cast "for" cumulative voting and "against" proposals to eliminate it unless:

a) The company has a five year return on investment greater than the relevant industry index,
b) All directors and executive officers as a group beneficially own less than 10% of the outstanding stock, and
c) No shareholder (or voting block) beneficially owns 15% or more of the company.

Thus, failure of any one of the three criteria results in a vote for cumulative voting in accordance with the general policy.

Rationale: Cumulative voting is a tool that should be used to ensure that holders of a significant number of shares may have board representation, however, the presence of other safeguards may make their use unnecessary.

C. Supermajority Voting Requirements

DeAM policy is to vote "against" management proposals to require a supermajority vote to amend the charter or bylaws and to vote "for" shareholder proposals to modify or rescind existing supermajority requirements.
*Exception made when company holds a controlling position and seeks to lower threshold to maintain control and/or make changes to corporate by-laws.

Rationale: Supermajority voting provisions violate the democratic principle that a simple majority should carry the vote. Setting supermajority requirements may make it difficult or impossible for shareholders to remove egregious by-law or charter provisions. Occasionally, a company with a significant insider held position might attempt to lower a supermajority threshold to make it easier for management to approve provisions that may be detrimental to shareholders. In that case, it may not be in the shareholders interests to lower the supermajority provision.

D. Shareholder Right to Vote

DeAM policy is to vote "against" proposals that restrict the right of shareholders to call special meetings, amend the bylaws, or act by written consent. Policy is to vote "for" proposals that remove such restrictions.

Rationale: Any reasonable means whereby shareholders can make their views known to management or affect the governance process should be supported.

IV.   Compensation

Annual Incentive Plans or Bonus Plans are often submitted to shareholders for approval. These plans typically award cash to executives based on company performance. Deutsche Bank believes that the responsibility for executive compensation decisions rest with the board of directors and/or the compensation committee, and its policy is not to second-guess the board's award of cash compensation amounts to executives unless a particular award or series of awards is deemed unreasonably excessive. If stock options are awarded as part of these bonus or incentive plans, the provisions must meet Deutsche Bank's criteria regarding stock option plans, or similar stock-based incentive compensation schemes, as set forth below.

A. Executive and Director Stock Option Plans

DeAM policy is to vote "for" stock option plans that meet the following criteria:

(1) The resulting dilution of existing shares is less than (a) 15 percent of outstanding shares for large capital corporations or (b) 20 percent of outstanding shares for small-mid capital companies (companies having a market capitalization under one billion U.S. dollars.)
(2) The transfer of equity resulting from granting options at less than FMV is no greater than 3% of the over-all market capitalization of large capital corporations, or 5% of market cap for small-mid capital companies.
(3) The plan does not contain express repricing provisions and, in the absence of an express statement that options will not be repriced; the company does not have a history of repricing options.
(4)  The plan does not grant options on super-voting stock.

DeAM will support performance-based option proposals as long as a) they do not mandate that all options granted by the company must be performance based, and
b) only certain high-level executives are subject to receive the performance based options.

DeAM will support proposals to eliminate the payment of outside director pensions.

Rationale: Determining the cost to the company and to shareholders of stock-based incentive plans raises significant issues not encountered with cash-based compensation plans. These include the potential dilution of existing shareholders' voting power, the transfer of equity out of the company resulting from the grant and execution of options at less than FMV and the authority to reprice or replace underwater options. Our stock option plan analysis model seeks to allow reasonable levels of flexibility for a company yet still protect shareholders from the negative impact of excessive stock compensation. Acknowledging that small mid-capital corporations often rely more heavily on stock option plans as their main source of executive compensation and may not be able to compete with their large capital competitors with cash compensation, we provide slightly more flexibility for those companies.

B. Employee Stock Option/Purchase Plans

DeAM policy is to vote for employee stock purchase plans (ESPPs) when the plan complies with Internal Revenue Code 423, allowing non-management employees to purchase stock at 85% of FMV.

DeAM policy is to vote "for" employee stock option plans (ESOPs) provided they meet the standards for stock option plans in general. However, when computing dilution and transfer of equity, ESOPs are considered independently from executive and director option plans.

Rationale: ESOPs and ESPPs encourage rank-and-file employees to acquire an ownership stake in the companies they work for and have been shown to promote employee loyalty and improve productivity.

C. Golden Parachutes

DeAM policy is to vote "for" proposals to require shareholder approval of golden parachutes and for proposals that would limit golden parachutes to no more than three times base compensation. Policy is to vote "against" more restrictive shareholder proposals to limit golden parachutes.

Rationale: In setting a reasonable limitation, DeAM considers that an effective parachute should be less attractive than continued employment and that the IRS has opined that amounts greater than three times annual salary are excessive.

D. Proposals to Limit Benefits or Executive Compensation

DeAM policy is to vote "against"

1.   Proposals to limit benefits, pensions or compensation and
2. Proposals that request or require disclosure of executive compensation greater than the disclosure required by Securities and Exchange Commission
     (SEC) regulations.

Rationale: Levels of compensation and benefits are generally considered to be day-to-day operations of the company, and are best left unrestricted by arbitrary limitations proposed by shareholders.

E. Option Expensing

DeAM policy is to support proposals requesting companies to expense stock options.

Rationale: Although companies can choose to expense options voluntarily, the Financial Accounting Standards Board (FASB) does not yet require it, instead allowing companies to disclose the theoretical value of options as a footnote. Because the expensing of stock options lowers earnings, most companies elect not to do so. Given the fact that options have become an integral component of compensation and their exercise results in a transfer of shareholder value, DeAM agrees that their value should not be ignored and treated as "no cost" compensation. The expensing of stock options would promote more modest and appropriate use of stock options in executive compensation plans and present a more accurate picture of company operational earnings.

V.   Anti-Takeover Related Issues

A. Shareholder Rights Plans ("Poison Pills")

DeAM policy is to vote "for" proposals to require shareholder ratification of poison pills or that request boards to redeem poison pills, and to vote "against" the adoption of poison pills if they are submitted for shareholder ratification.

Rationale: Poison pills are the most prevalent form of corporate takeover defenses and can be (and usually are) adopted without shareholder review or consent. The potential cost of poison pills to shareholders during an attempted takeover outweighs the benefits.

B. Reincorporation

DeAM policy is to examine reincorporation proposals on a case-by-case basis. The voting decision is based on: (1) differences in state law between the existing state of incorporation and the proposed state of incorporation; and (2) differences between the existing and the proposed charter/bylaws/articles of incorporation and their effect on shareholder rights. If changes resulting from the proposed reincorporation violate the corporate governance principles set forth in these guidelines, the reincorporation will be deemed contrary to shareholder's interests and a vote cast "against."

Rationale: Reincorporations can be properly analyzed only by looking at the advantages and disadvantages to their shareholders. Care must be taken that anti-takeover protection is not the sole or primary result of a proposed change.

C. Fair-Price Proposals

DeAM policy is to vote "for" management fair-price proposals, provided that: (1) the proposal applies only to two-tier offers; (2) the proposal sets an objective fair-price test based on the highest price that the acquirer has paid for a company's shares; (3) the supermajority requirement for bids that fail the fair-price test is no higher than two-thirds of the outstanding shares; (4) the proposal contains no other anti-takeover provisions or provisions that restrict shareholders rights. A vote is cast for shareholder proposals that would modify or repeal existing fair-price requirements that do not meet these standards.

Rationale: While fair price provisions may be used as anti-takeover devices, if adequate provisions are included, they provide some protection to shareholders who have some say in their application and the ability to reject those protections if desired.

D. Exemption from state takeover laws

DeAM policy is to vote "for" shareholder proposals to opt out of state takeover laws and to vote "against" management proposals requesting to opt out of state takeover laws.

Rationale: Control share statutes, enacted at the state level, may harm long-term share value by entrenching management. They also unfairly deny certain shares their inherent voting rights.

E. Non-financial Effects of Takeover Bids

Policy is to vote "against" shareholder proposals to require consideration of non-financial effects of merger or acquisition proposals.

Rationale: Non-financial effects may often be subjective and are secondary to DeAM's stated purpose of acting in its client's best economic interest.

VI.   Mergers & Acquisitions

Evaluation of mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) are performed on a case-by-case basis incorporporating information from an independent proxy research source (currently ISS.) Additional resources including portfolio management and research analysts may be considered as set forth in DeAM's Policies and Procedures.

VII.   Social & Political Issues

With increasing frequency, shareholder proposals are submitted relating to social and political responsibility issues. Almost universally, the company management will recommend a vote "against" these proposals. These types of proposals cover an extremely wide range of issues. Many of the issues tend to be controversial and are subject to more than one reasonable, yet opposing, theory of support. More so than with other types of proxy proposals, social and political responsibility issues typically have a more tenuous connection to the economic and corporate governance principles effecting shareholders' interests. DeAM's policy regarding social and political responsibility issues, as with any other issue, is designed to protect our client shareholders' economic interests. We do not support proposals that represent the views and interests only of a specific shareholder group that may be contrary to those of the remaining shareholders.

DeAM's voting policy for some of the most commonly proposed social and political issues are set forth below. Where issues are deemed best left to the discretion of management or where compliance with standards set statutorily by federal, state or local authorities is sufficient, DeAM generally will not support a more burdensome standard requested by shareholder proposal. However, where specific circumstances or the actions of a company's board or management warrant, the proxy committee reserves the right to depart from any general policy to vote in the shareholders' best interests.

Occasionally, a distinction is made between a shareholder proposal requesting direct action on behalf of the board and a request for a report on (or disclosure of) some information. In order to avoid unduly burdening any company with reporting requirements, DeAM's policy is to vote against shareholder proposals that demand additional disclosure or reporting than is required by the Securities and Exchange Commission unless it appears there is a legitimate issue and the company has not adequately addressed shareholders' concerns.

A. Labor & Human Rights

DeAM policy is to vote "against" adopting global codes of conduct or workplace standards exceeding those mandated by law.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies

B. Environmental Issues

DeAM policy is to vote "against" the adoption of the CERES Principles or other similar environmental mandates (e.g., those relating to Greenhouse gas emissions or the use of nuclear power.)

Rationale: Environmental issues are extensively regulated by outside agencies and compliance with additional requirements often involves significant cost to companies.

C. Diversity & Equality

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

1. DeAM policy is to vote "against" shareholder proposals to force equal employment opportunity, affirmative action or board diversity.

Rationale: Compliance with State and Federal legislation along with information made available through filings with the EEOC provides sufficient assurance that companies act responsibly and make information public.

2. DeAM policy is also to vote "against" proposals to adopt the MacBride Principles. The MacBride Principles promote fair employment, specifically regarding religious discrimination.

Rationale: Compliance with the Fair Employment Act of 1989 makes adoption of the MacBride Principles redundant. Their adoption could potentially lead to charges of reverse discrimination.

D. Health & Safety

1. DeAM policy is to vote "against" adopting a pharmaceutical price restraint policy or reporting pricing policy changes.

Rationale: Pricing is an integral part of business for pharmaceutical companies and should not be dictated by shareholders (particularly pursuant to an arbitrary formula.) Disclosing pricing policies may also jeopardize a company's competitive position in the marketplace.

2. DeAM policy is to vote "against" shareholder proposals to control the use or labeling of and reporting on genetically engineered products.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies.

E. Government/Military

1. DeAM policy is to vote against shareholder proposals regarding the production or sale of military arms or nuclear or space-based weapons, including proposals seeking to dictate a company's interaction with a particular foreign country or agency.

Rationale: Generally, management is in a better position to determine what products or industries a company can and should participate in. Regulation of the production or distribution of military supplies is, or should be, a matter of government policy.

2. DeAM policy is to vote "against" shareholder proposals regarding political (or charitable) contributions and donations.

Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.

F. Tobacco

1. DeAM policy is to vote "against" shareholder proposals requesting additional standards or reporting requirements for tobacco companies as well as "against" requesting companies to report on the intentional manipulation of nicotine content.

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

Rationale: Where a tobacco company's actions meet the requirements of legal and industry standards, imposing additional burdens may detrimentally affect a company's ability to compete. The disclosure of nicotine content information could affect the company's rights in any pending or future litigation.

3. Shareholder requests to spin-off or restructure tobacco businesses will be opposed.

Rationale: These decisions are more appropriately left to the Board and management, and not to shareholder mandate.

VIII.    Miscellaneous Items

A. Ratification of Auditors

DeAM policy is to vote "for" a) the management recommended selection of auditors and b) proposals to require shareholder approval of auditors.

Rationale: Absent evidence that auditors have not performed their duties adequately, support for management's nomination is warranted.

B. Limitation of non-audit services provided by independent auditor

DeAM policy is to support proposals limiting non-audit fees to 50% of the aggregate annual fees earned by the firm retained as a company's independent auditor.

Rationale: In the wake of financial reporting problems and alleged audit failures at a number of companies, DeAM supports the general principle that companies should retain separate firms for audit and consulting services to avoid potential conflicts of interest. However, given the protections afforded by the recently enacted Sarbanes-Oxley Act of 2002 (which requires Audit Committee pre-approval for non-audit services and prohibits auditors from providing specific types of services), and the fact that some non-audit services are legitimate audit-related services, complete separation of audit and consulting fees may not be warranted. A reasonable limitation is appropriate to help ensure auditor independence and it is reasonable to expect that audit fees exceed non-audit fees.

C. Audit firm rotation

DeAM policy is to support proposals seeking audit firm rotation unless the rotation period sought is less than five years.

Rationale: While the Sarbanes-Oxley Act mandates that the lead audit partner be switched every five years, DeAM believes that rotation of the actual audit firm would provide an even stronger system of checks and balances on the audit function.

D. Transaction of Other Business

DeAM policy is to vote against "transaction of other business" proposals.

Rationale: This is a routine item to allow shareholders to raise other issues and discuss them at the meeting. As the nature of these issues may not be disclosed prior to the meeting, we recommend a vote against these proposals. This protects shareholders voting by proxy (and not physically present at a meeting) from having action taken at the meeting that they did not receive proper notification of or sufficient opportunity to consider.

E. Motions to Adjourn the Meeting

DeAM Policy is to vote against proposals to adjourn the meeting.

Rationale: Management may seek authority to adjourn the meeting if a favorable outcome is not secured. Shareholders should already have had enough information to a voting decision. Once votes have been cast, there is no justification for management to continue spending time and money to press shareholders for support.

F. Bundled Proposals

DeAM policy is to vote against bundled proposals if any bundled issue would require a vote against it if proposed individually.

Rationale: Shareholders should not be forced to "take the good with the bad" in cases where the proposals could reasonably have been submitted separately.

G. Change of Company Name

DeAM policy is to support management on proposals to change the company name.

Rationale: This is generally considered a business decision for a company.

H. Proposals Related to the Annual Meeting

DeAM Policy is to vote in favor of management for proposals related to the conduct of the annual meeting (meeting time, place, etc.)

Rationale: These are considered routine administrative proposals.

I.   Investment Company Proxies

Proxies solicited by investment companies are voted in accordance with the recommendations of an independent third party, currently Institutional Shareholder Services. However, regarding investment companies for which DeAM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders. Proxies solicited by master funds from feeder funds will be voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. For example, DeAM could vote "for" staggered boards of closed-end investment companies, although DeAM generally votes "against" staggered boards for operating companies. Further, the manner in which DeAM votes investment company proxies may differ from proposals for which a DeAM-advised investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are voted in accordance with the pre-determined guidelines of an independent third-party.

J.   International Proxy Voting

The above guidelines pertain to issuers organized in the United States or Canada. Proxies solicited by other issuers are voted in accordance with the recommendations of an independent third party, currently Institutional Shareholder Services.

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

                                                                       Exhibit 1

            List of Advisers Covered by these Policies and Procedures

Deutsche Asset Management Inc.
Deutsche Investment Management Americas Inc.
Investment Company Capital Corp.
Deutsche Asset Management Investment Services

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

                      Fidelity Fund Proxy Voting Guidelines

                         (Funds Sub-advised by FMR Co.)

                                   March 2004

I.   General Principles

     A. Except as set forth herein, portfolio securities should generally be voted in favor of incumbent directors and in favor of routine management proposals. In general, FMR will oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

     B. Non-routine proposals covered by the following guidelines should generally be voted in accordance with the guidelines.

     C. Non-routine proposals not covered by the following guidelines or other special circumstances should be evaluated by the appropriate FMR analyst or portfolio manager, subject to review by the President or General Counsel of FMR or the General Counsel of FMR Corp. A significant pattern of such non-routine proposals or other special circumstances should be referred to the Operations Committee or its designee.

II. Portfolio shares should generally be voted against anti-takeover proposals, including:

     A. Fair Price Amendments, except those that consider only a two year price history and are not accompanied by other anti-takeover measures.

     B. Classified Boards. FMR will generally vote in favor of proposals to declassify a board of directors. FMR will consider voting against such a proposal if the issuer's Articles of Incorporation or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

     C.   Authorization of "Blank Check" Preferred Stock.

     D.   Golden Parachutes:

          1. Accelerated options and/or employment contracts that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination.

          2.   Compensation contracts for outside directors.

          3. Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment.

          4. Adoption of a Golden or Tin Parachute will result in our withholding authority in the concurrent or next following vote on the election of directors.

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

     E.   Supermajority Provisions.

     F.   Poison Pills:

          1. Introduction of a Poison Pill without shareholder approval will result in FMR withholding authority in the concurrent or next following vote on the election of directors. In addition, extension of an existing Poison Pill or the adoption of a new Poison Pill without shareholder approval upon the expiration of an existing Pill will result in FMR withholding authority in the concurrent or next following vote on the election of directors.

          2. FMR will consider not withholding its authority on the election of directors if (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than 5 years; and (d) shareholder approval is required to reinstate the expired Pill. In addition, the Funds will consider not withholding authority on the election of directors if company management indicates that the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, the Funds would withhold their vote from the election of directors at that next meeting.

          3. FMR will generally withhold authority on the election of directors if a company refuses, upon request by FMR, to amend a Poison Pill Plan to allow the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities. On a case-by-case basis, FMR may determine not to withhold authority on the election of directors if a company's Poison Pill Plan, although imposing an aggregate ownership position limit of less than 20%, in the judgment of FMR provides the funds with sufficient investment flexibility.

          4. Portfolio shares will be voted for shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.

          5. If shareholders are requested to approve adoption of a Poison Pill plan, the Funds will, in general, consider voting in favor of the Poison Pill plan if: (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is determined to be linked to a business strategy that will result in greater value for the shareholders; (c) the term is generally not longer than 5 years; (d) shareholder approval is required to reinstate an expired Pill; (e) the Pill contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and (f) the Pill allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities. On a case-by-case basis, FMR may determine to vote in favor of a company's Poison Pill Plan if the Plan, although imposing an aggregate ownership position limit of less than 20%, in the judgment of FMR provides the funds with sufficient investment flexibility.

     G. Elimination of, or limitation on, shareholder rights (e.g., action by written consent, ability to call meetings, or remove directors).

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

     H.   Transfer of authority from shareholders to directors.

     I. Reincorporation in another state (when accompanied by anti-takeover provisions).

III. Stock Option Plans

     A. Stock Option plans should be evaluated on a case-by-case basis. Portfolio shares should generally be voted against Stock Option Plan adoptions or amendments to authorize additional shares if:

          1. The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

          2. The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

          3. The Board may, without shareholder approval, (i) materially increase the benefits accruing to participants under the plan,
               (ii) materially increase the number of securities which may be issued under the plan, or (iii) materially modify the requirements for participation in the plan.

          4. The granting of options to non-employee directors is subject to management discretion, the plan is administered by a compensation committee not comprised entirely of non-employee directors or the plan is administered by a board of directors not comprised of a majority of non-employee directors, versus non-discretionary grants specified by the plan's terms.

          5. However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines 2, 3 and 4 immediately above if such shares meet both of two conditions:

               a. They are granted by a compensation committee composed entirely of independent directors.

               b. They are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

          6. The plan's terms allow repricing of underwater options, or the Board/Committee has repriced options outstanding under the plan in the past 2 years. However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms, or board resolution, are met:

               a. The repricing is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

               b. The repricing is rarely used and then only to maintain option value due to extreme circumstances beyond management's control; and

               c. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

          7. Furthermore, if a compensation committee composed entirely of independent directors determines that options need to be granted to employees other than the company's executive officers, that no shares are currently available for such options under the company's existing plans, and that such options need to be granted before the company's next shareholder meeting, then the company may reprice options in an amount not to exceed an additional 5% or 10%, as applicable, if such company seeks authorization of at least that amount at the very next shareholders' meeting.

          8. For purposes of this Guideline III, a large capitalization company generally means a company in the Russell 1000; the small capitalization company category generally includes all companies outside the Russell 1000.

     B. FMR will generally withhold its authority on the election of directors if, within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

     C. Proposals to reprice outstanding stock options should be evaluated on a case-by-case basis. FMR will consider supporting a management proposal to reprice outstanding options based upon whether the proposed repricing is consistent with the interests of shareholders, taking into account such factors as:

          1. Whether the repricing proposal excludes senior management and directors;

          2. Whether the options proposed to be repriced exceeded FMR's dilution thresholds when initially granted;

          3. Whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model;

          4. The company's relative performance compared to other companies within the relevant industry or industries;

          5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

          6. Any other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

IV. Restricted Stock Awards ("RSA") should be evaluated on a case-by-case basis. Portfolio shares should generally be voted against RSA adoptions or amendments to authorize additional shares if:

     A. The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

     B. The Board may materially alter the RSA without shareholder approval, including a provision that allows the Board to lapse or waive restrictions at its discretion.

     C. The granting of RSAs to non-employee directors is subject to management discretion, versus non-discretionary grants specified by the plan's terms.

     D. The restriction period is less than 3 years. RSAs with a restriction period of less than 3 years but at least 1 year are acceptable if the RSA is performance based.

     E. However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines B, C and D immediately above if such shares meet both of two conditions:

          1. They are granted by a compensation committee composed entirely of independent directors.

          2. They are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

     F. For purposes of this Guideline IV, a large capitalization company generally means a company in the Russell 1000; the small capitalization company category generally includes all companies outside the Russell 1000.

     G. Proposals to grant restricted stock in exchange for options should be evaluated on a case-by-case basis. FMR will consider supporting a management proposal to grant restricted stock awards in exchange for options based upon whether the proposed exchange is consistent with the interests of shareholders, taking into account such factors as:

          1. Whether the restricted stock award exchange proposal excludes senior management and directors;

          2. Whether the options proposed to be exchanged exceeded FMR's dilution thresholds when initially granted;

          3. Whether the restricted stock award exchange proposal is value neutral to shareholders based upon an acceptable stock award pricing model;

          4. The company's relative performance compared to other companies within the relevant industry or industries;

          5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

          6. Any other facts or circumstances relevant to determining whether a restricted stock award exchange proposal is consistent with the interests of shareholders.

V.   Other Stock-Related Plans should be evaluated on a case-by-case basis:

     A. Omnibus Stock Plans - vote against entire plan if one or more component violates any of the criteria in parts III or IV above, except if the component is de minimus. In the case of an omnibus stock plan, the 5% and 10% limits in Guidelines III and

           IV will be measured against the total number of shares under all components of such plan.

      B. Employee Stock Purchase Plans - vote against if the plan violates any of the criteria in parts III and IV above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing "best practices," as articulated by the research or recommendations of the relevant proxy research or corporate governance services, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

      C. Stock Awards (other than stock options and RSAs) - generally vote against unless they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

VI.   Unusual Increases in Common Stock:

      A. An increase of up to 3 times outstanding and scheduled to be issued, including stock options, is acceptable; any increase in excess of 3 times would be voted against except in the case of real estate investment trusts, where an increase of 5 times is, in general, acceptable.

      B. Measured as follows: requested increased authorization plus stock authorized to be issued under Poison Pill divided by current stock outstanding plus any stock scheduled to be issued (not including Poison Pill authority). (If the result is greater than 3, Portfolio shares should be voted against.)

VII. Portfolio shares should, in general, be voted against the introduction of new classes of Stock with Differential Voting Rights.

VIII. With regard to Cumulative Voting Rights, Portfolio shares should be voted in favor of introduction or against elimination on a case-by-case basis where this is determined to enhance Portfolio interests as minority shareholders.

IX. Greenmail - Portfolio shares should be voted for anti-greenmail proposals so long as they are not part of anti-takeover provisions.

X. Portfolio shares should be voted in favor of charter by-law amendments expanding the Indemnification of Directors and/or limiting their liability for Breaches of Care.

      A. Portfolio shares should be voted against such proposals if FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

XI. Portfolio shares should be voted in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

XII. Portfolio shares should be voted in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

XIII. Employee Stock Ownership Plans ("ESOPs") should be evaluated on a case-by-case basis. Portfolio shares should usually be voted for non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Portfolio shares should be voted against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

XIV. Voting of shares in securities of any U.S. banking organization shall be conducted in a manner consistent with conditions that may be specified by the Federal Reserve Board for a determination under federal banking law that no Fund or group of Funds has acquired control of such banking organization.

XV.   Avoidance of Potential Conflicts of Interest

      Voting of shares shall be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company shall be voted solely in a manner consistent with the Proxy Voting Guidelines; and (ii) voting shall be done without regard to any other Fidelity Companies' relationship, business or otherwise, with that portfolio company.

      FMR applies the following policies and follows the procedures set forth below:

      A. FMR has placed responsibility for the Funds' proxy voting in the FMR Legal Department.

      B. The FMR Legal Department votes proxies according to the Proxy Voting Guidelines that are approved by the Funds' Board of Trustees.

      C. The FMR Legal Department consults with the appropriate analysts or portfolio managers regarding the voting decisions of non-routine proposals that are not addressed by the Proxy Voting Guidelines. Each of the President or General Counsel of FMR or the General Counsel of FMR Corp is authorized to take a final decision.

      D. When a Fidelity Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, as amended, or to the extent disclosed in the Fund's registration statement, FMR will use pass through voting or echo voting procedures.

XVI.  Executive Compensation

      FMR will consider withholding authority for the election of directors and voting against management proposals on stock-based compensation plans or other compensation plans based on whether the proposals are consistent with the interests of shareholders, taking into account such factors as:
      (i) whether the company has an independent compensation committee; and
      (ii) whether the compensation committee has authority to engage independent compensation consultants.

XVII. Portfolio shares should generally be voted against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider supporting such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

XVIII. Auditors

       A. Portfolio shares should generally be voted against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee appear to have clearly failed to exercise reasonable business judgment in the selection of the company's auditor.

       B. Portfolio shares should generally be voted against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. Portfolio shares should also generally be voted against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee appear to have clearly failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

XIX.   Incorporation or Reincorporation in Another State or Country

       Portfolio shares should generally be voted against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and voted in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

                                   SUMMARY OF

                             FRANKLIN ADVISERS, INC.

                       PROXY VOTING POLICIES & PROCEDURES

Franklin Advisers, Inc. (hereinafter "Adviser") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), an affiliate and wholly owned subsidiary of Franklin Resources, Inc.

All proxies received by the Proxy Group will be voted based upon Adviser's instructions and/or policies. To assist it in analyzing proxies, Adviser subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Adviser subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Adviser does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Adviser's ultimate decision. Adviser votes proxies solely in the interests of the client, Adviser-managed fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries (collectively "Advisory Clients"). As a matter of policy, the officers, directors and employees of Adviser and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients. In situations where Adviser perceives a material conflict of interest, Adviser may: disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS, Glass Lewis. or those of another independent third party provider of proxy services; send the proxy directly to the relevant Advisory Client for a decision, or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Adviser will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

The Proxy Group is part of the Franklin Templeton Companies, LLC Corporate Legal Department and is overseen by legal counsel. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and will provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Adviser's research analyst and

Franklin Advisers, Inc.
SUMMARY OF PROXY VOTING POLICIES & PROCEDURES
January 1, 2004
Page 2

relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Adviser's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.

Adviser has adopted general proxy voting guidelines that are reviewed periodically by various members of Adviser's organization, including portfolio management, legal counsel and Adviser's officers, and are subject to change. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Adviser anticipate all future situations. The guidelines cover such agenda items as the election of directors, ratification of auditors, management and director compensation, anti-takeover mechanisms, changes to capital structure, mergers and corporate restructuring, social and corporate policy issues, and global corporate governance.

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Adviser understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Adviser will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Adviser cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. In addition, Adviser may abstain from voting under certain circumstances or vote against items such as "Other Business" when Adviser is not given adequate information from the company.

The Proxy Group is responsible for maintaining the documentation that supports Adviser's voting position. The Proxy Group is also responsible for maintaining appropriate proxy voting supporting documentation and records. Such records may include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All files will be retained for at least five years, the first two of which will be on-site. Advisory Clients may view Adviser's complete proxy voting policies and procedures on-line at www.franklintempleton.com, request copies of their proxy voting records and Adviser's complete proxy voting policies and procedures by calling the Proxy Group collect at 1-954-847-2268 or send a written request to:
Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of Adviser are made available as required by law and is responsible for overseeing the filing of such policies and procedures with the SEC.

                             HARRIS ASSOCIATES L.P.

                      PROXY VOTING POLICIES AND PROCEDURES
                                    July 2003

Harris Associates L.P. ("Harris") believes that proxy voting rights are valuable portfolio assets and an important part of our investment process, and we exercise our voting responsibilities as a fiduciary solely with the goal of serving the best interests of our clients in their capacity as shareholders of a company. As an investment manager, Harris is primarily concerned with maximizing the value of its clients' investment portfolios. Harris has long been active in voting proxies on behalf of shareholders in the belief that the proxy voting process is a significant means of addressing crucial corporate governance issues and encouraging corporate actions that are believed to enhance shareholder value. We have a Proxy Committee comprised of investment professionals that reviews and recommends policies and procedures regarding our proxy voting and ensures compliance with those policies.

The proxy voting guidelines below summarize Harris' position on various issues of concern to investors and give a general indication of how proxies on portfolio securities will be voted on proposals dealing with particular issues. We will generally vote proxies in accordance with these guidelines, except as otherwise determined by the Proxy Committee, unless the client has specifically instructed us to vote otherwise. These guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies vary, there may be instances when Harris may not vote in strict adherence to these guidelines. Our investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Committee if they believe the economic interests of shareholders may warrant a vote contrary to these guidelines. In such cases, the Proxy Committee will determine how the proxies will be voted.

In determining the vote on any proposal, the Proxy Committee will consider the proposal's expected impact on shareholder value and will not consider any benefit to Harris, its employees, its affiliates or any other person, other than benefits to the owners of the securities to be voted, as shareholders.

Harris considers the reputation, experience and competence of a company's management when it evaluates the merits of investing in a particular company, and we invest in companies in which we believe management goals and shareholder goals are aligned. When this happens, by definition, voting with management is generally the same as voting to maximize the expected value of our investment. Accordingly, on most issues, our votes are cast in accordance with management's recommendations. This does not mean that we do not care about corporate governance. Rather, it is confirmation that our process of investing with shareholder aligned management is working. Proxy voting is not always black and white, however, and reasonable people can disagree over some matters of business judgment. When we believe management's position on a particular issue is not in the best interests of our clients, we will vote contrary to management's recommendation.

VOTING GUIDELINES

The following guidelines are grouped according to the types of proposals generally presented to shareholders.

Board of Directors Issues

Harris believes that boards should have a majority of independent directors and that audit, compensation and nominating committees should generally consist solely of independent directors.

     1. Harris will normally vote in favor of the slate of directors recommended by the issuer's board provided that a majority of the directors would be independent.

     2. Harris will normally vote in favor of proposals to require a majority of directors to be independent.

     3. Harris will normally vote in favor of proposals that audit, compensation and nominating committees consist solely of independent directors, and will vote against the election of non-independent directors who serve on those committees.

     4. Harris will normally vote in favor of proposals regarding director indemnification arrangements.

     5. Harris will normally vote against proposals advocating classified or staggered boards of directors.

     6.   Harris will normally vote in favor of cumulative voting for directors.

Auditors

Harris believes that the relationship between an issuer and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities such as financial statement preparation and tax-related services that do not raise any appearance of impaired independence.

     1. Harris will normally vote in favor of ratification of auditors selected by the board or audit committee, subject to the above.

     2. Harris will normally vote against proposals to prohibit or limit fees paid to auditors for all non-audit services, subject to the above.

     3. Harris will normally vote in favor of proposals to prohibit or limit fees paid to auditors for general management consulting services other than auditing, financial statement preparation and controls, and tax-related services.

Equity Based Compensation Plans

Harris believes that appropriately designed equity-based compensation plans approved by shareholders can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. However, we are opposed to plans that substantially dilute our ownership interest in the company, provide participants with excessive awards or have inherently objectionable structural features.

     1. Harris will normally vote against such plans where total potential dilution (including all equity-based plans) exceeds 15% of shares outstanding.

     2. Harris will normally vote in favor of plans where total potential dilution (including all equity-based plans) does not exceed 15% of shares outstanding.

     3. Harris will normally vote in favor of proposals to require expensing of options.

     4. Harris will normally vote against proposals to permit repricing of underwater options.

     5. Harris will normally vote against proposals to require that all option plans have a performance-based strike price or performance-based vesting.

     6. Harris will normally vote against shareholder proposals that seek to limit directors' compensation to common stock.

     7. Harris will normally vote in favor of proposals for employee stock purchase plans, so long as shares purchased through such plans are sold at no less than 85% of current market value.

     Corporate Structure and Shareholder Rights

     Harris generally believes that all shareholders should have an equal voice and that barriers which limit the ability of shareholders to effect change and to realize full value are not desirable.

     1. Harris will normally vote in favor of proposals to increase authorized shares.

     2. Harris will normally vote in favor of proposals to authorize the repurchase of shares.

     3. Harris will normally vote against proposals creating or expanding supermajority voting rights.

     4. Harris will normally vote against the issuance of poison pill preferred shares.

     5. Harris will normally vote in favor of proposals for stock splits and reverse stock splits.

     6. Harris will normally vote against proposals to authorize different classes of stock with different voting rights.

     Routine Corporate Matters

     Harris will generally vote in favor of routine business matters such as approving a motion to adjourn the meeting, declaring final payment of dividends, approving a change in the annual meeting date and location, approving the minutes of a previously held meeting, receiving consolidated financial statements, change of corporate name and similar matters.

     Social Responsibility Issues

     Harris believes that matters related to a company's day-to-day business operations are primarily the responsibility of management and should be reviewed and supervised solely by the company's board of directors. Harris is focused on maximizing long-term shareholder value and will typically vote against shareholder proposals requesting that a company disclose or amend certain business practices unless we believe a proposal would have a substantial positive economic impact on the company.

VOTING SHARES OF FOREIGN ISSUERS

Because foreign issuers are incorporated under the laws of countries outside the United States, protection for shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing foreign issuers may, in some cases, provide substantially less protection for shareholders. As a result, the foregoing guidelines, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for foreign issuers. Harris will generally vote proxies of foreign issuers in accordance with the foregoing guidelines where appropriate.

In some non-U.S. jurisdictions, sales of securities voted may be prohibited for some period of time, usually between the record and meeting dates ("share blocking"). Since these time periods are usually relatively short in light of our long-term investment strategy, in most cases, share blocking will not impact our voting decisions. However, there may be occasions where the loss of investment flexibility resulting from share blocking will outweigh the benefit to be gained by voting.

CONFLICTS OF INTEREST

The Proxy Committee, in consultation with the Legal and Compliance Departments, is responsible for monitoring and resolving possible material conflicts of interest with respect to proxy voting. A conflict of interest may exist, for example, when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Harris or Harris is actively soliciting business from the issuer; (ii) when we are aware that a proponent of a proxy proposal has a business relationship with Harris or Harris is actively soliciting such business (e.g., an employee group for which Harris manages money); (iii) when we are aware that Harris has business relationships with participants in proxy contests, corporate directors or director candidates; or (iv) when we are aware that a Harris employee has a personal interest in the outcome of a particular matter before shareholders (e.g., a Harris executive has an immediate family member who serves as a director of a company). Any employee with knowledge of any conflict of interest relating to a particular proxy vote shall disclose that conflict to the Proxy Committee. In addition, if any member of the Proxy Committee has a conflict of interest, he will recuse himself from any consideration of the matter, and an alternate member of the committee will act in his place.

Harris is committed to resolving any such conflicts in its clients' collective best interest, and accordingly, we will vote pursuant to the Guidelines set forth in this Proxy Voting Policy when conflicts of interest arise. When there are proxy voting proposals that give rise to a conflict of interest and are not addressed by the Guidelines, Harris will vote in accordance with the guidance of Institutional Shareholder Services ("ISS"). If ISS has not provided guidance with respect to the proposal or if we believe the recommendation of ISS is not in the best interests of our clients, the Proxy Committee will refer the matter to (1) the Executive Committee of the Board of Trustees of Harris Associates Investment Trust for a determination of how shares held in The Oakmark Family of Funds will be voted, and (2) the Proxy Voting Conflicts Committee consisting of Harris' General Counsel, Director of Compliance and Chief Financial Officer for a determination of how shares held in all other client accounts will be voted. Each of those committees will keep a written record of the basis for its decision.

VOTING PROCEDURES

The following procedures have been established with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Harris, for which Harris has voting responsibility.

Proxy Voting Committee. The Proxy Voting Committee (the "Committee") is responsible for recommending proxy voting guidelines, establishing and maintaining policies and procedures for proxy voting, and ensuring compliance with these policies and procedures. The Committee consists of three investment professionals including one domestic portfolio manager, one domestic research analyst, and one international research analyst. Committee members serve for three years with members replaced on a rotating basis. New Committee members are nominated by the Committee and confirmed by Harris' Chief Executive Officer. The Committee also has two alternate members (one domestic analyst and one international analyst) either of whom may serve in the absence of a regular member of the Committee.

Proxy Administrator. The Proxy Administrator is an employee of Harris reporting to the Director of Compliance and is responsible for ensuring that all votes are cast and that all necessary records are maintained reflecting such voting.

Proxy Voting Services. Harris has engaged two independent proxy voting services to assist in the voting of proxies. These proxy voting services provide the firm with information concerning shareholder meetings, electronic voting, recordkeeping and reporting services, research with respect to companies, and proxy voting guidance and recommendations.

Voting Decisions. As described in the Proxy Voting Policy, the Firm has established proxy voting guidelines on various issues. We will generally vote proxies in accordance with these guidelines except as otherwise determined by the Proxy Committee. The Proxy Administrator is responsible for forwarding proxy proposals to the Firm's research analyst who follows the company. If the analyst believes the proxy should be voted in accordance with the guidelines, he initials the proposal and returns it to the Proxy Administrator. If the analyst believes the proxy should be voted contrary to the guidelines or if the guidelines do not address the issue presented, he submits the proposal and his recommended vote to the Proxy Committee which reviews the proposal and the analyst's recommendation and makes a voting decision by majority vote. That decision is reflected on a form initialed by the analyst and a majority of the Proxy Committee and returned to the Proxy Administrator.

In the case of securities that are not on the firm's Approved Lists of domestic, international or small cap securities approved for purchase in managed accounts, the Proxy Administrator will vote all shares in accordance with the firm's guidelines or, if the guidelines do not address the particular issue, in accordance with Institutional Shareholder Services' guidance.

In the case of a conflict of interest (as described in the Proxy Voting Policy), the Proxy Administrator will vote in accordance with the procedures set forth in the Conflict of Interest provisions described in the Policy.

Voting Ballots. For shares held in The Oakmark Family of Funds, the Proxy Administrator sends a holdings file to the applicable proxy voting service reflecting the holdings in the Funds. The proxy voting service is responsible for reconciling this information with the information it receives from the Funds' custodian and bringing any discrepancies to the attention of the Proxy Administrator. The Proxy Administrator works with the proxy voting service and the Funds' custodian to resolve any discrepancies to ensure that all shares entitled to vote will be voted. For shares held in all other client accounts, the Proxy Administrator downloads electronic files from the applicable proxy voting service that contain information regarding company meetings and proxy proposals and the accounts and shares of record held by Harris clients. The Proxy Administrator reconciles this information with the firm's own records in order to ensure that all shares entitled to vote will be voted.

The Proxy Administrator casts votes electronically through the proxy voting services. Any votes that cannot be cast through either system are voted online by the Proxy Administrator using proxyvote.com and then input to the proxy voting service system for recordkeeping and reporting.

Recordkeeping and Reporting. Harris will maintain records of proxy voting proposals received, records of votes cast on behalf of clients, and any documentation material to a proxy voting decision as required by law. Upon request, or on an annual basis for ERISA accounts, Harris will provide clients with the proxy voting record for that client's account. Beginning in August 2004, on an annual basis, Harris will make available the voting record for The Oakmark Funds for the previous one-year period ended June 30/th/.

               Jennison Associates LLC Proxy Voting Policy Summary

Jennison Associates LLC ("Jennison") actively manages publicly traded equity securities and fixed income securities. Jennison's policy is to ensure that all proxies are voted in the best interests of its clients and that material conflicts of interests between Jennison and its clients do not influence the voting of proxies. Proxies are voted with the primary goal of achieving the long-term maximum economic benefit for the participants and beneficiaries of client accounts. Secondary consideration is given to the public and social value of each issue. Jennison evaluates each proxy on its individual merits on a case-by-case basis. However, in general terms, Jennison typically votes with management on routine matters such as uncontested election of directors and appointment of auditors. With respect to non-routine matters such as mergers, reorganizations, and executive compensation plans the financial impact of such proposals are reviewed on a case-by-case basis. Proxies are referred to members of the Jennison Proxy Committee for individual consideration.

In order to ensure that material conflicts of interests have not influenced Jennison's voting process, Jennison has implemented a process to identify such conflicts, document voting decisions where such conflicts are deemed to exist and to review such votes. Members of Jennison's Proxy Committee review the decisions to be made with respect to the voting of such proxies. In addition, these votes are reviewed by a committee comprised of senior business executives and regulatory personnel of Jennison and its affiliated asset management unit, Prudential Investment Management, Inc. This committee also has a role in identifying material conflicts that may affect Jennison due to Prudential's ownership of Jennison.

                            SUMMARY OF LOOMIS SAYLES
                      PROXY VOTING POLICIES AND PROCEDURES

      Loomis Sayles utilizes the services of a third party, Institutional Shareholder Services ("ISS"), in researching and voting proxies for those accounts and funds for which Loomis Sayles has voting authority. ISS has a copy of Loomis Sayles' proxy voting policy and provides vote recommendations to Loomis Sayles based on the firm's policy and ISS's own research. All issues presented for shareholder vote will be considered by the Proxy Committee and, when necessary, the equity analyst following the company. Loomis Sayles will generally follow ISS's recommendation, unless it deviates from the firm's express policy of the Proxy Committee determines that the shareholders best interests are served by voting otherwise.

      In addition to reviewing the ISS recommendations and directing ISS how to vote, the Proxy Committee also: (1) reviews and updates the firm's policies and procedures; (2) consults with portfolio managers and analysts; and (3) meets at least annually to discuss any issues that relate to proxy policies and voting.

      Loomis Sayles strives to ensure that proxies are voted in our clients' best interest and are not affected by any possible conflicts of interest by following the pre-determined policies set forth in the proxy voting manual, or, where the manual allows for discretion, generally relying on the recommendations of ISS. If the firm's manual allows for discretion on a particular proposal and the Proxy Committee determines that ISS's recommendation is not in the best interests of the shareholders, then the Proxy Committee may use its discretion to vote against the ISS recommendation, but only after conducting a review to determine if any material conflict of interest exists, and where a material conflict exists, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way, including providing information, opinions or recommendations to the Proxy Committee.

             MFS FUNDS GENERAL DESCRIPTION OF PROXY VOTING POLICIES

      The Board of Trustees and the Board of Managers of the investment companies (the "MFS Funds") advised by MFS Investment Management ("MFS") have delegated to MFS the right and obligation to vote proxies for shares that are owned by the MFS Funds, in accordance with MFS' proxy voting policies and procedures (the "MFS Proxy Policies"). The Trustees and the Managers remain ultimately responsible for overseeing the voting of proxies on behalf of the MFS Funds.

      The MFS Proxy Policies have been designed to ensure that proxies are voted in what MFS believes to be the best long-term economic interests of the MFS Funds. MFS shall carry out its duties under the MFS Proxy Policies in a manner consistent with MFS' fiduciary obligations to the MFS Funds. The MFS Proxy Policies have been designed to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of the MFS Funds. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be in the best long-term economic interests of the MFS Funds.

      MFS has carefully reviewed matters that in recent years have been presented for shareholder vote, by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of the MFS Funds must be in what MFS believes to be in the best long-term economic interests of the MFS Funds, MFS has adopted detailed proxy voting guidelines (the "Guidelines") that govern how MFS generally plans to vote on specific matters presented for shareholder vote.

      MFS reserves the right to override the Guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of the MFS Funds. In addition, there may be situations involving matters presented for shareholder vote that are not clearly governed by the Guidelines, such as proposed mergers and acquisitions. The MFS Proxy Policies set forth specific procedures that are designed to ensure that voting decisions in these situations are made in what MFS believes to be in the best long-term economic interests of the MFS Funds, and not in the interests of any other party or in MFS' corporate interests, such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

      Periodically, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a listing of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the Guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and (iv) a review of the MFS Proxy Policies and the Guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to the MFS Proxy Policies to the extent necessary or advisable.

      MFS' policies include:

      A. Voting Guidelines;

      B. Administrative Procedures; and

      C. Records Retention and Reports.

A.    VOTING GUIDELINES

      The Guidelines have been established by MFS for recurring issues that appear on proxies. The Guidelines are simply that - guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from the Guidelines. The following is a summary of the significant Guidelines.

      Non-Salary Compensation Programs

      MFS votes against option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of restricted stock at deep discounts to fair market value. MFS generally votes against stock option plans which involve stock appreciation rights or the use of unexercised options to "buy" stock.

      MFS opposes plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

      "Golden Parachutes"

      From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage of such officer's annual compensation.

      Anti-Takeover Measures

      In general, MFS votes against any measure that inhibits capital appreciation in a stock, including a possible takeover and any proposal that protects management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to board classification and super-majority requirements.

      Reincorporation and Reorganization Proposals

      When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

      Dilution

      There are many reasons for issuance of stock and most are legitimate. As noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity, MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

      Confidential Voting

      MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

      Independence of Boards of Directors and Committees Thereof

      While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of various committees of a board of directors, MFS supports proposals that would require that the Audit, Nominating and Compensation Committees be comprised entirely of directors who are deemed "independent" of the company.

      Best Practices Standards

      Best practices standards have rapidly evolved in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally supports these changes. However, many issues are not publicly registered, are not subject to these enhanced listing standards or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as it believes that -- within the circumstances of the environment within which the issuers operate

- - the proposal is consistent with the best long-term economic interests of the MFS Funds.

     Foreign Issuers - Share Blocking

     In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, MFS must balance the benefits to the MFS Funds of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with the MFS Proxy Policies.

     Social Issues

     There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

     The laws of various states may regulate how the interests of certain clients subject to those laws are voted.

B.   ADMINISTRATIVE PROCEDURES

     1.   MFS Proxy Review Group

          The administration of the MFS Proxy Policies is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

          a. Reviews the MFS Proxy Policies and the Guidelines at least annually and recommends any amendments considered to be necessary or advisable;

          b. Determines whether any material conflicts of interest exist with respect to instances in which (i) MFS seeks to override the Guidelines and (ii) votes not clearly governed by the Guidelines; and

          c. Considers special proxy issues as they may arise from time to time.

     2.   Potential Conflicts of Interest

          The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of the MFS Funds. Any attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.

          In cases where proxies are voted in accordance with the MFS Proxy Policies and the Guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding such Policies and Guidelines, or (ii) matters presented for vote are not clearly governed by such Policies and Guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

          a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

          b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

          c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy

              Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

          d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests.

     3.   Gathering Proxies

          MFS, on behalf of itself and the MFS Funds, has entered into an agreement with an independent proxy administration firm (the "Proxy Administrator") pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for the MFS Funds. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed.

     4.   Analyzing Proxies

          After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)/1/ are automatically voted in accordance with the Guidelines by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.

          Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the Guidelines and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

          As noted above, MFS reserves the right to override the Guidelines when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of the MFS Funds. Any such override of the Guidelines shall be examined, explained and reported in accordance with the procedures set forth in the MFS Proxy Policies.

     5.   Voting Proxies

          After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of the MFS Funds.

     6.   Monitoring System

          It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for the MFS Funds are received, they are forwarded

________
/1/ Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor for foreign issuers, including the following: (i) receiving financial statements or other reports from the board;
(ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

     to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of the MFS Funds, the Proxy Administrator matches a list of all MFS Funds which hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

C.   RECORDS RETENTION AND REPORTS

     MFS will retain copies of the MFS Proxy Policies in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for a period of six years. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years. As noted above in the introductory paragraphs, periodically MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds.

            Metropolitan Life Insurance Company Proxy Voting Policies

     Metropolitan Life Insurance Company ("MetLife") has adopted policies and procedures (the "Voting Policies") that it uses on the Portfolio's behalf to vote proxies related to securities owned by the Portfolio. The Voting Policies have been designed to ensure that proxies are voted in the best interests of MetLife's clients, including the Portfolio, in accordance with Rule 206(4)-6 of the Investment Advisers Act of 1940 and other applicable law. The guiding principle by which MetLife votes on matters submitted to security holders is the maximization of economic value of its clients' holdings.

     MetLife has reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MetLife on behalf of its clients must be made in the best interest of its clients and with the intent to maximize the economic value of its holdings, MetLife has adopted detailed proxy voting guidelines (the "Guidelines") that set forth how MetLife plans to vote on specific matters presented for shareholder vote. The Guidelines are the governing position on any matter specifically addressed by the Guidelines.

     Certain aspects of the administration of the Voting Policies are governed by a Proxy Policy Committee of MetLife (the "Committee"), comprised of senior investment personnel, and legal and compliance personnel. Among the members of the Committee is the Managing Director of Third Party Asset Management (the "Managing Director").

     MetLife has retained Investor Responsibility Research Center ("IRRC") to handle the administrative aspects of voting proxies for the accounts of its clients. IRRC monitors the accounts and their holdings to be sure that proxies are received and votes are cast.

     Because the Guidelines have been pre-established by MetLife, application of the Guidelines to vote proxies should address possible material conflicts of interest. MetLife, however, reserves the right to override the Guidelines with respect to a particular shareholder vote when, taking into consideration all relevant facts and circumstances at the time of the vote, such an override is consistent with the guiding principle of maximizing economic value for the Portfolio. In addition, there may be situations involving matters presented for shareholder vote that are not governed by the Guidelines (any such vote being a "Special Vote"). In connection with any override or Special Vote, a determination is made by MetLife's Ethics and Compliance Group whether there is any material conflict of interest between MetLife, on the one hand, and the Portfolios, on the other. Overrides and Special Votes are subject to specific procedures designed to ensure that voting decisions are not influenced by material conflicts of interest.

     Whenever a material conflict of interest between the Portfolio's shareholders and MetLife or anyone affiliated with MetLife is identified in connection with an override or a Special Vote, the Managing Director will call a special meeting of the Committee and present the matter to the Committee for consideration. As part of its deliberations, the Committee will review all information pertinent to the proposed vote, the issuer, the material conflict of interest, and any other information provided by IRRC and the Managing Director. After reviewing the relevant information, the Committee will arrive at a decision based on the guiding principle of seeking the maximization of the economic value of its clients' holdings.

     MetLife's Voting Policies are subject to change at any time without notice.

                              NEUBERGER BERMAN, LLC

                        NEUBERGER BERMAN MANAGEMENT INC.

                      PROXY VOTING POLICIES AND PROCEDURES

                        Non-Socially Responsible Clients

I.  Introduction and General Principles

A. Neuberger Berman, LLC and Neuberger Berman Management Inc. (collectively, "NB") have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients, including both ERISA and non-ERISA clients.

B. NB understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

C. NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.

D. In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.

E. In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB's policies and procedures.

F. There may be circumstances under which NB may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the client and, in the case of an ERISA client, the plan's participants and beneficiaries. NB's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.

II. Responsibility and Oversight

A. NB has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process, including:

    (1) developing, authorizing, implementing and updating NB's policies and procedures;

   (2) overseeing the proxy voting process; and

   (3) engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies.

B. Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.

C. The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, a senior portfolio manager and senior members of the Legal and Compliance and Portfolio Administration Departments.

D. In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the Proxy Committee shall appoint an independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.

III. Proxy Voting Guidelines

A. NB has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached to these NB Voting Policies and Procedures as Exhibit A.

B. Except as set forth in Section III, Paragraph D below, in the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. In the event that ISS refrains from making a recommendation, the Proxy Committee will follow the procedures set forth in Section V, Paragraph D.

C. There may be circumstances under which the Chief Investment Officer, a portfolio manager or other NB investment professional ("NB Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with ISS recommendations. In such event, the procedures set forth in Section V, Paragraph C will be followed.

IV.  Proxy Voting Procedures

A. NB will vote client proxies in accordance with a client's specific request even if it is in a manner inconsistent with NB's policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.

B. At the recommendation of the Proxy Committee, NB has engaged ISS as its voting delegate to:

(1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;

(2) vote and submit proxies in a timely manner;

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

(3) handle other administrative functions of proxy voting;

(4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5) maintain records of votes cast; and

(6) provide recommendations with respect to proxy voting matters in general.

C. Except in instances where clients have retained voting authority, NB will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

D. Notwithstanding the foregoing, NB retains final authority and fiduciary responsibility for proxy voting.

V. Conflicts of Interest

A. NB has obtained a copy of ISS Policies, Procedures and Practices regarding potential conflicts of interest that could arise in ISS proxy voting services to NB as a result of business conducted by ISS. NB believes that potential conflicts of interest by ISS are minimized by these Policies, Procedures and Practices, a copy of which is attached hereto as Exhibit B.

B. As ISS will vote proxies in accordance with the proxy voting guidelines described in Section III or as ISS recommends, NB believes that this process is reasonably designed to address material conflicts of interest that may arise between NB and a client as to how proxies are voted.

C. In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with ISS recommendations, such NB Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted by the Proxy Committee from time to time. Such questionnaire will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between NB and the client with respect to the voting of the proxy in that manner.

The Proxy Committee will review the questionnaire completed by the NB Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional. In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee shall instruct ISS to vote in such manner with respect to such client or clients.

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In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines described in Section III or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

D. In the event that the proxy voting guidelines described in Section III do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client, an authorized member of the Proxy Committee shall instruct ISS to vote in such manner with respect to such client or clients.

In the event that the Proxy Committee determines that such vote presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) disclose such conflict to the client or clients and obtain written direction from the client as to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or (iii) engage another independent third party to determine how proxies should be voted.

E.  Material conflicts cannot be resolved by simply abstaining from voting.

VI. Recordkeeping

NB will maintain records relating to the implementation of these proxy voting policies and procedures, including:

    (1) a copy of these policies and procedures which shall be made available to clients, upon request;

    (2) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or ISS);

    (3) a record of each vote cast (which ISS maintains on NB's behalf);

    (4) a copy of each questionnaire completed by any NB Investment Professional under Section V above;

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

    (5) any other document created by NB that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

    (6) each written client request for proxy voting records and NB's written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.

VII. Disclosure

Except as otherwise required by law, NB has a general policy of not disclosing to any issuer or third party how NB or its voting delegate voted a client's proxy.

May 2003

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Proxy Committee as of May 2003

Jack L. Rivkin     Chief Investment Officer
Judith Vale        Portfolio Manager
Ellen Metzger      Legal and Compliance
Vincent Pecoraro   Portfolio Administration

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                                    EXHIBIT A

ISS Proxy Voting Guidelines Summary

The following is a concise summary of ISS's proxy voting policy guidelines.

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

     . An auditor has a financial interest in or association with the company, and is therefore not independent
     .    Fees for non-audit services are excessive, or
     . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

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

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. Shareholder Rights

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASEBY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
     . It is intended for financing purposes with minimal or no dilution to current shareholders
     . It is not designed to preserve the voting power of an insider or significant shareholder

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9. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     .    Historic trading patterns
     .    Rationale for the repricing
     .    Value-for-value exchange
     .    Option vesting
     .    Term of the option
     .    Exercise price
     .    Participation

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

     .    Purchase price is at least 85 percent of fair market value
     .    Offering period is 27 months or less, and
     .    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Concise Global Proxy Voting Guidelines

Following is a concise summary of general policies for voting global proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

     A.   Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:
     . there are concerns about the accounts presented or audit procedures used; or
     . the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
     . there are serious concerns about the accounts presented or the audit procedures used;
     .    the auditors are being changed without explanation; or
     . nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company. ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
     . there are serious concerns about the statutory reports presented or the audit procedures used;
     . questions exist concerning any of the statutory auditors being appointed; or
     . the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income
Vote FOR approval of the allocation of income, unless:
     . the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
     .    the payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business
Vote AGAINST other business when it appears as a voting item.

Director Elections
Vote FOR management nominees in the election of directors, unless:
     . there are clear concerns about the past performance of the company or the board; or
     .    the board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.
Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

Director Compensation
Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry. Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis. Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Discharge of Board and Management
Vote FOR discharge of the board and management, unless:
     . there are serious questions about actions of the board or management for the year in question; or
     .    legal action is being taken against the board by other shareholders.

Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis. Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital. Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding. Vote FOR specific proposals to increase authorized capital to any amount, unless:
     . the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
     . the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).
Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.
Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares. Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests
Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests. Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans:
Vote FOR share repurchase plans, unless:
     .    clear evidence of past abuse of the authority is available; or
     .    the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased:
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value:
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings:
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions:
Vote FOR mergers and acquisitions, unless:
     . the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     . the company's structure following the acquisition or merger does not reflect good corporate governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

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ABSTAIN if there is insufficient information available to make an informed voting decision.

Mandatory Takeover Bid Waivers:
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals:
Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities:
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions:
Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans:
Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms:
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals:
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost. Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                                       11

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                                    EXHIBIT B

                  Policies, Procedures and Practices Regarding
                         Potential Conflicts of Interest

Although ISS's proxy research covers more than 22,000 companies across 80 markets worldwide, it is rare that we encounter potential conflicts of interest that would preclude us from making a vote recommendation. By applying our voting policies consistently across proxy proposals and by issuing vote recommendations strictly according to policy, potential conflicts of interests are minimized.

Additionally, we believe that shareholders benefit when issuers use ISS products and services to craft proposals that are consistent with ISS's policies, but we are also aware of the potential conflicts of interest that exist between ISS's proxy advisory service, which provides proxy analyses and vote recommendations to institutional investors, and ISS's corporate services, which provides issuers with information on ISS voting policies.

To neutralize potential conflicts, ISS has adopted a number of policies and practices to guard against any possible conflicts of interest that could arise:

Regulatory Oversight--ISS is a Registered Investment Advisor and is subject to the regulatory oversight of the Securities and Exchange Commission under the Investment Advisers Act of 1940. Commission staff has performed audits of ISS, including ISS's policies and procedures with respect to potential conflicts.

Board Policy--The ISS Board of Directors resolved that the development and application of ISS's proxy voting policies, including without limitation the establishment of voting standards and policies and the making of vote recommendations, is and shall remain solely the responsibility of ISS's management and employees who shall at all times act in accordance with the standards set forth in ISS's Code of Conduct.

Ownership--ISS will recuse itself from making a vote recommendation in rare cases when an ISS ownership party is the sponsor of a shareholder proposal. When possible, ISS will attempt to engage a qualified third party to perform the proxy analysis and issue an independent recommendation to ISS clients.

Transparency of Voting Policies--ISS makes its proxy voting policies readily available to issuers and investors. The ISS Proxy Voting Manual, which describes all of ISS's policies and the analytical framework for making vote decisions on every major issue, is available to subscribing institutions and corporations.

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Page Two

Policies, Procedures and Practices Regarding
Potential Conflicts of Interest

Full Disclosure--Sunlight is the best disinfectant. Therefore, each ISS corporate advisory relationship with an issuer is disclosed to all ISS institutional subscribers who receive a relevant proxy analysis. ISS policy requires every ISS proxy analysis to carry a disclosure statement if any goods or services were sold to the issuer (or were purchased on its behalf by any of the company's agents) within the past 12 months. This legend is added to the research document via a software program just prior to the delivery of the document. As such, the existence of the advisory arrangements is not revealed to the research analysts as they prepare vote recommendations for the meeting. This process insures that the analyst's objectivity won't be compromised. Upon request of a client, ISS will provide all of the details concerning the specific goods and services sold to the issuer, including the price.

Separate Staffs/Physical Separation--ISS maintains separate staffs for its corporate advisory and proxy analysis operations. The Domestic Research department prepares proxy analyses and vote recommendations. The Corporate Programs department analyzes draft proxies and provides issuers with insights regarding how investors may react to the proposal. These two departments are staffed and managed by different groups of individuals. To avoid accidental discovery of a corporate client, Corporate Programs uses segregated office equipment and information databases.

No Guarantees--Issuers purchasing corporate advisory services or access to a web-based product sign an agreement that acknowledges that utilization of such services in no way guarantees a positive vote recommendation from ISS's Proxy Advisory Service. (In fact, approximately 25 percent of all issuers who use ISS's services subsequently submit proposals that receive a negative recommendation from ISS's Proxy Advisory Service, a sure indicator that there is no quid pro quo.)

Blackout Period--Corporate Programs staff will only work with issuers or their representatives when no "live" voting issue is pending. Inquiries from issuers or their advisers that are received while ISS is actively preparing a proxy analysis are routed to the Domestic Research department. This "blackout period" runs from immediately after definitive proxy materials are filed with the SEC through the date of the shareholders' meeting.

No Backroom Deals--ISS requires issuers to provide written documentation--signed by an executive level manager--before it will incorporate any previously undisclosed information or data into a proxy analysis. These executed documents are referenced or reproduced in the proxy analysis and are available to clients upon request.

We manage all aspects of our business with the highest level of integrity and take extraordinary care to ensure that complete objectivity is maintained within our research and advisory operations.

                                                             Updated: April 2003

                                                                     May 6, 2003

                               Putnam Investments

                             Proxy Voting Procedures

Introduction and Summary

Many of Putnam's investment management clients have delegated to Putnam the authority to vote proxies for shares in the client accounts Putnam manages. Putnam believes that the voting of proxies can be an important tool for institutional investors to promote best practices in corporate governance and votes all proxies in the best interests of its clients as investors. In Putnam's view, strong corporate governance policies, most notably oversight by an independent board of qualified directors, best serve investors' interests. Putnam will vote proxies and maintain records of voting of shares for which Putnam has proxy voting authority in accordance with its fiduciary obligations and applicable law.

This memorandum sets forth Putnam's policies for voting proxies. It covers all accounts for which Putnam has proxy voting authority. These accounts are primarily US and international institutional accounts managed by The Putnam Advisory Company, L.L.C. and Putnam Fiduciary Trust Company. In addition they include sub-advised US mutual funds and smaller separate accounts managed under `wrap fee' programs by Putnam Investment Management, L.L.C. In addition, this memorandum sets forth Putnam's procedures for coordination of proxy voting for the Putnam mutual funds. The Trustees of the Putnam mutual funds have retained authority for voting proxies but refer many proxy issues to Putnam's investment professionals for advice.

Proxy Committee

Putnam has a Proxy Committee composed of senior professionals in the Investment Division. The co-heads of the Investment Division appoint the members of the Proxy Committee. The Proxy Committee is responsible for setting general policy as to proxies. Specifically, the Committee:

1. reviews these procedures and the Proxy Guidelines annually and approves any amendments considered to be advisable.

2   considers special proxy issues as they may from time to time arise.

Proxy Voting Administration

The Putnam Legal and Compliance Department administers Putnam's proxy voting through a Proxy Manager. (The Proxy Manager as of the date of these procedures is Victoria Card). Under the supervision of senior members of the Legal and Compliance Department the Proxy Manager has the following duties:

  1. annually prepares the Proxy Guidelines and distributes them to the Proxy Committee for review.

  2. coordinates the Proxy Committee's review of any new or unusual proxy issues.

  3. manages the process of referring issues to portfolio managers for voting instructions.

  4. oversees the work of any third party vendor hired to process proxy votes (as of the date of these procedures Putnam has engaged Institutional Shareholder Services to process proxy votes) and the process of setting up the voting process with ISS and custodial banks for new clients.

  5. coordinates responses to investment professionals' questions on proxy issues and proxy policies, including forwarding specialized proxy research from ISS and other vendors and forwards information to investment professionals prepared by other areas at Putnam.

  6. maintains required records of proxy votes on behalf of the appropriate Putnam client accounts.

  7. prepares and distributes reports required by Putnam clients.

Proxy Voting Guidelines

Putnam maintains written voting guidelines ("Guidelines") setting forth voting positions determined by the Proxy Committee on those issues believed most likely to arise day to day. The Guidelines may call for votes to be cast normally in favor of or opposed to a matter or may deem the matter an item to be referred to investment professionals on a case by case basis. A copy of the Guidelines is attached to this memorandum as Exhibit A.

Putnam will vote all proxies in accordance with the Guidelines subject to two exceptions as follows:

1. If the portfolio managers of client accounts holding the stock of a company with a proxy vote believe that following the Guidelines in any specific case would not be in clients' best interests, they may request the Proxy Manager not to follow the guidelines in such case. The request must be in writing and include an explanation of the rationale for doing so. The Proxy Manager will review any such request with a senior member of the Legal and Compliance Department prior to implementing the request.

2. For clients with plan assets subject to ERISA, under rules of the U. S. Department of Labor ("DOL") Putnam may accept instructions to vote proxies in accordance with AFL-CIO proxy voting guidelines, in lieu of Putnam's regular proxy voting guidelines. However, when in Putnam's judgment voting in accordance with the AFL-CIO guidelines would be inconsistent with ERISA, Putnam will not vote in accordance with those guidelines. Putnam will use the Proxy Voter Services U.S. Proxy Voting Policy Statement and Guidelines to implement voting under the AFL-CIO guidelines. For clients not subject to ERISA, Putnam may accept instructions to vote proxies under client specific guidelines subject to review and acceptance by the Investment Division and the Legal and Compliance Department.

Proxy Voting Referrals

Under the Guidelines, certain proxy matters will be referred to the Investment Division. The Putnam mutual funds maintain similar proxy procedures which require certain matters to be referred to the investment professionals. The Putnam Proxy Manager and Putnam Funds Proxy Coordinator will coordinate efforts so that in cases where both are referring matters, only one referral will be sent out. Normally specific referral items will be referred to the portfolio team leader (or another member of the portfolio team he or she designates) whose accounts hold the greatest number of shares of the issuer of the proxies using the attached Proxy Voting Recommendation Form. (attached as Exhibit B). The Proxy Voting Recommendation Form contains (1) a field that will be used by the portfolio team leader or member for recommending a vote on each referral item, and (2) a field for describing any contacts relating to the proxy referral item the portfolio team may have had with any Putnam employee outside Putnam's Investment Division or with any person other than a proxy solicitor acting in the normal course of proxy solicitation.

The portfolio team leader or members who have been requested to provide a recommendation on a proxy referral item will return a completed Proxy Voting Recommendation Form. Upon receiving each completed Proxy Voting Recommendation Form received from the Investment Division, the form will be reviewed by the Proxy Manager or the Putnam Funds Proxy Coordinator to be sure it has been completed correctly. If not, the Putnam Manager or Putnam Funds Proxy Coordinator will follow up with representatives of the Investment Division to be sure the form is completed correctly.

Conflicts of Interest

A potential conflict of interest may arise when voting proxies of an issuer which has a significant business relationship with Putnam. For example, Putnam could manage a defined benefit or defined contribution pension plan for the issuer. Putnam's policy is to vote proxies based solely on the investment merits of the proposal. In order to guard against conflicts the following procedures have been adopted:

   1. The Proxy Committee is composed solely of professionals in the Investment Division. Proxy administration is in the Legal and Compliance Department.

     Neither the Investment Division nor the Legal and Compliance Department report to Putnam's marketing businesses.

  2. No Putnam employee outside the Investment Division may contact any portfolio manager about any proxy vote without first contacting the Proxy Manager or a senior lawyer in the Legal and Compliance Department. There is no prohibition on Putnam employees seeking to communicate investment related information to investment professionals. However, the Proxy Manager will coordinate the delivery of such information to investment professionals to avoid appearances of conflict.

  3. Investment professionals responding to referral requests must disclose any contacts with third parties other than normal contact with proxy solicitation firms.

  4. The Proxy Manager will review the name of the issuer of each proxy that contains a referral item against a list of Putnam business relationships maintained by the Legal and Compliance Department for potential material business relationships (i.e., conflicts of interest). If the issuer of the proxy is on the list of Putnam business relationships, the Putnam Proxy Manager will confer with a senior lawyer in the Putnam Investments Legal and Compliance Department prior to voting. In addition, for referrals involving Putnam mutual funds the Proxy Manager will fill out attached Proxy Voting Disclosure Form (attached as Exhibit C) and deliver it to Putnam Fund Administration.

  5. Putnam's Proxy Voting Guidelines may only be overridden with the written recommendation of the Investment Division and concurrence of the Legal and Compliance Department.

Recordkeeping

The Legal and Compliance Department will retain copies of the following books and records:

    1. A copy of Proxy Procedures and Guidelines as are from time to time in effect;

    2. A copy of each proxy statement received with respect to securities in client accounts;

    3. Records of each vote cast for each client;

    4. Internal documents generated in connection with a proxy referral to the Investment Division such as emails, memoranda etc.

   5. Written reports to clients on proxy voting and of all client requests for information and Putnam's response.

All records will be maintained for seven years. A proxy vendor will maintain the records noted in 2 and 3 above if it commits to providing copies promptly upon request.

                                                   Exhibit A to Proxy Procedures

                   Putnam Investments Proxy Voting Guidelines

The proxy voting guidelines below summarize Putnam's positions on various issues of concern to investors and indicate how client portfolio securities will be voted on proposals dealing with a particular issue. The proxy voting service is instructed to vote all proxies relating to client portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and recommended by a company's board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses unique considerations pertaining to non US issuers.

I. Board-Approved Proposals

Proxies will be voted for board-approved proposals, except as follows:

        A.  Matters Relating to the Board of Directors

The board of directors has the important role of overseeing management and its performance on behalf of shareholders. Proxies will be voted for the election of the company's nominees for directors and for board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

     .  Putnam will withhold votes for the entire board of directors if

     .  The board does not have a majority of independent directors; or

     . The board does not have nominating, audit and compensation committees composed solely of independent directors.

For these purposes, an "independent director" is a director who meets all requirements to serve as an independent director of a company under the pending NYSE rule proposals (i.e., no material business relationships with the company, no present or recent employment relationship with the company (including employment of immediate family members) and, in the case of audit committee members, no compensation for non-board services). If a board does not meet these independence standards, Putnam may refer board proposed items which would normally be supported for case-by-case basis review.

     . Putnam will withhold votes for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director (e.g., investment banking, consulting, legal or financial advisory fees).

     . Putnam will withhold votes for the entire board of directors if the board has more than 19 members or fewer than five members, absent special circumstances.

     . Putnam will vote on a case-by-case basis in contested elections of directors.

        . Putnam will withhold votes for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for the absences (i.e., illness, personal emergency, etc.).

Putnam is concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. Putnam may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

          . Putnam will withhold votes for any nominee for director of a public company (Company A) who is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of Company A (commonly referred to as an "interlocking directorate").

Board independence depends not only on its members' individual relationships, but also the board's overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. Putnam may withhold votes on a case-by-case basis from some or all directors that, through their lack of independence, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interest of shareholders.

        . Putnam will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

        B. Executive Compensation

Putnam will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

     . Except where Putnam would otherwise be withholding votes for the entire board of directors, Putnam will vote for stock option plans which will result in an average annual dilution of 1.67% or less (including all equity-based plans).

     . Putnam will vote against stock option plans that permit replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options).

     . Putnam will vote against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

     . Except where Putnam is otherwise withholding votes for the entire board of directors, Putnam will vote for employee stock purchase plans that have the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value, (2) the offering period under the plan is 27 months or less, and (3) dilution is 10% or less.

Putnam may vote against executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, or where a company fails to provide transparent disclosure of executive compensation. In voting on proposals relating to executive compensation, Putnam will consider whether the proposal has been approved by an independent compensation committee of the board.

        C. Capitalization

Putnam will vote on a case-by-case basis on board-approved proposals involving changes to a company's capitalization.

     . Putnam will vote for proposals relating to the authorization of additional common stock (except where such proposals relate to a specific transaction).

     . Putnam will vote for proposals to effect stock splits (excluding reverse stock splits.)

     .  Putnam will vote for proposals authorizing share repurchase programs.

        D. Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Putnam will vote on a case-by-case basis on business transactions such as acquisitions, mergers, reorganizations involving business combinations, liquidations and sale of all or substantially all of a company's assets, except as follows:

     . Putnam will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

        E. Anti-Takeover Measures

Putnam will vote against board-approved proposals to adopt anti-takeover measures such as a shareholder rights plan, supermajority voting provisions, adoption of fair price provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights, except as follows:

     . Putnam will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans (commonly referred to as "poison pills"); and

     . Putnam will vote on a case-by-case basis on proposals to adopt fair price provisions.

        F. Other Business Matters

Putnam will vote for board-approved proposals approving routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting, except as follows:

     . Putnam will vote on a case-by-case basis on proposals to amend a company's charter or bylaws (except for charter amendments necessary or to effect stock splits to change a company's name or to authorize additional shares of common stock).

     . Putnam will vote against authorization to transact other unidentified, substantive business at the meeting.

II.  Shareholder Proposals

Putnam will vote in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

     . Putnam will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

     . Putnam will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

     . Putnam will vote for shareholder proposals that are consistent with Putnam's proxy voting guidelines for board-approved proposals.

III. Voting Shares of Non US Issuers

Putnam recognizes that the laws governing non US issuers will vary significantly from US law and from jurisdiction to jurisdiction. Accordingly it may not be possible or even advisable to apply these guidelines mechanically to non US issuers. However, Putnam believes that shareholders of all companies are protected by the existence of a sound corporate governance and disclosure framework. Accordingly, Putnam will vote proxies of non US issuers in accordance with the foregoing guidelines where applicable, except as follows:

     . Putnam will vote for shareholder proposals calling for a majority of the directors to be independent of management.

     . Putnam will vote for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

     . Putnam will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

     . Putnam will vote on case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company's outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company's outstanding common stock where shareholders have preemptive rights.

Many non US jurisdictions impose material burdens on voting proxies. There are three primary types of limits as follows:

          (1) Share blocking. Shares must be frozen for certain periods of time to vote via proxy.

          (2) Share re-registration. Shares must be reregistered out of the name of the local custodian or nominee into the name of the client for the meeting and, in may cases, then reregistered back. Shares are normally blocked in this period.

     (3) Powers of Attorney. Detailed documentation from a client must be given to the local sub-custodian. In many cases Putnam is not authorized to deliver this information or sign the relevant documents.

Putnam's policy is to weigh the benefits to clients from voting in these jurisdictions against the detriments of doing so. For example, in a share blocking jurisdiction, it will normally not be in a client's interest to freeze shares simply to participate in a non contested routine meeting. More specifically, Putnam will normally not vote shares in non-US jurisdictions imposing burdensome proxy voting requirements except in significant votes (such as contested elections and major corporate transactions) where directed by portfolio managers.

                                                   Exhibit B to Proxy Procedures

Proxy Vote Referral Request:  Company XYZ, Vote Due X/X/XX

                       Proxy Voting Referral Request Form

From: Victoria Card ext. 1-1168

Please describe any contacts with any person you may have had, apart from the Investment Division, Putnam's Proxy Administration staff, or proxy soliciting firms regarding the proxy:_________.

Meeting Date:

Vote Recommendation Due Date:

Company Name: XYZ Inc.

...    Please indicate FOR, AGAINST or ABSTAIN for each agenda item referenced below.

...    Please provide vote rationale when you believe additional information is necessary to explain your vote. Examples: "Stock option plan will create excessive dilution," "Shareholder proposal would be disruptive"

Referral items:                                     Putnam Rec.*        ISS Rec.

1. [Description of item]
Rationale: ___________

* Assuming Board meets Putnam Independence Standards for the Board of Directors

Please see attached ISS analysis for information on the proposals.

                                                   Exhibit C to Proxy Procedures

                               PUTNAM INVESTMENTS
                              PROXY VOTING CONFLICT
                           OF INTEREST DISCLOSURE FORM

1.   Company name:_______________________________________________

2.   Date of Meeting: ___________________________________________

3.   Referral Item(s): __________________________________________

4. Description of Putnam's Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:________________________________

     ________________________________________________________________________


5. Describe procedures used to address any conflict of interest: Investment professional who was solicited to provide a recommendation was advised that the recommendation must be provided without regard to any client or other business relationship between Putnam and the company. In addition, Putnam has made arrangements that, unless authorized by Putnam's Legal and Compliance Department, contacts from outside parties, except for representatives of the issuing company, with respect to referral items will be handled by Putnam's Legal and Compliance Department to prevent any influence on the investment process. In the case of contact between Putnam investment professionals and representatives of issuing companies, any such contact will be documented and included in the proxy voting files.

6. Describe any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation:

________________________________________________________________________________


________________________________________________________________________________


CERTIFICATION

The undersigned officer of Putnam Investments certifies that, to the best of his or her knowledge, any recommendation of an investment professional provided under cir-cumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

_______________________________
Name: Victoria R. Card
Title: Assistant Vice President, Proxy Voting Project Manager

                   STATE STREET RESEARCH & MANAGEMENT COMPANY

                      PROXY VOTING POLICIES AND PROCEDURES

                                   April 2003

Purpose and General Statement

         The purpose of these proxy voting policies and procedures are to set forth the principles, guidelines and procedures by which State Street Research & Management Company ("State Street Research") votes the securities owned by its clients for which State Street Research exercises voting authority and discretion (the "Proxies"). These policies and procedures have been designed to ensure that Proxies are voted in the best interests of our clients in accordance with our fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act"). Our authority to vote the Proxies is established by investment management agreements or comparable documents with our clients, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition, our proxy guidelines reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2. These policies and procedures do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; State Street Research takes no responsibility for the voting of any proxies on behalf of any such client. For those clients that have delegated such authority and discretion to State Street Research, these policies and procedures apply equally to registered investment companies and institutional accounts.

         These proxy voting policies and procedures are available to all clients of the firm upon request, subject to the provision that these policies and procedures are subject to change at any time without notice.

Policies Relating to Proxy Voting

         The guiding principle by which State Street Research votes on all matters submitted to security holders is the maximization of the ultimate economic value of our clients' holdings. Furthermore, State Street Research is mindful that for ERISA and other employee benefit plans, the focus on the realization of economic value is solely for the benefit of plan participants and their beneficiaries. State Street Research does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is our policy to avoid situations where there is any conflict of interest or perceived conflict of interest affecting our voting decisions. Any conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with these policies and procedures.

         It is the general policy of State Street Research to vote on all matters presented to security holders in any Proxy, and these policies and procedures have been designed with that in mind. However, State Street Research reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of State Street Research, the costs associated with voting such Proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of our clients, in the judgment of State Street Research.

         For clients that have delegated to State Street Research the discretionary power to vote the securities held in their account, State Street Research does not generally accept any subsequent directions on specific matters presented to security holders or particular securities held in the account, regardless of whether such subsequent directions are from the client itself or a third party. State Street Research views the delegation of discretionary voting authority as an "all-or-nothing" choice for its clients.

Proxy Voting Policies and Procedures                                  April 2003

         In addition to the voting of Proxies, State Street Research personnel may, in their discretion, meet with members of a corporation's management and discuss matters of importance to State Street Research's clients and their economic interests. Such meetings are in addition to any activities undertaken by State Street Research with respect to the voting of Proxies.

         Absent any legal or regulatory requirement to the contrary, it is generally the policy of State Street Research to maintain the confidentiality of the particular votes that it casts on behalf of its clients. Any registered investment companies managed by State Street Research disclose the votes cast on their behalf in accordance with all legal and regulatory requirements. Any institutional client of State Street Research can obtain details of how the firm has voted the securities in its account by contacting the client's designated service representative at State Street Research. State Street Research does not, however, generally disclose the results of voting decisions to third parties.

         Conflicts of Interest. The Proxy Policy Committee has responsibility to monitor proxy voting decisions for any conflicts of interests, regardless of whether they are actual or perceived. In addition, all associates are expected to perform their tasks relating to the voting of Proxies in accordance with the principles set forth above, according the first priority to the economic interests of the firm's clients. If at any time any associate becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding the voting policies and procedures described herein or any particular vote on behalf of any client, he or she should contact any member of the Proxy Policy Committee or the firm's General Counsel. If any associate is pressured or lobbied either from within or outside of State Street Research with respect to any particular voting decision, he or she should contact any member of the Proxy Policy Committee or the firm's General Counsel. The full Proxy Policy Committee will use its best judgment to address any such conflict of interest and ensure that it is resolved in the best interest of the clients. The Proxy Policy Committee may cause any of the following actions to be taken in that regard:

     . vote the relevant Proxy in accordance with the vote indicated by the Guidelines;

     . vote the relevant Proxy as an Exception (as defined below), provided that the reasons behind the voting decision are in the best interest of the client, are reasonably documented and are approved by the General Counsel; or

     . direct ISS to vote in accordance with its independent assessment of the matter.

Proxy Policy Committee

         The administration of these proxy policies and procedures is governed by a Proxy Policy Committee (the "Committee") currently comprising five members. There are two fixed members of this Committee and three rotating members. The fixed members are the Director of Equity Research (or if there is none, an investment professional designated by the Chief Investment Officer--Equities) and the Counsel from the Legal Department responsible for proxy related matters. The remaining three members are investment professionals designated from time to time on a rotating basis by the Chief Investment Officer--Equities ("CIO"). Rotating members serve on the Committee for a term of one year. The Director of Equity Research (or the CIO's designee, as applicable) serves as Chair of the Committee. The Committee may change its structure or composition from time to time.

         The Committee has regular meetings semi-annually, and may meet other times as deemed necessary by the Chair or any member of the Committee. At each regular meeting, the Committee will review the existing Proxy Voting Guidelines and recommend any changes to those guidelines. In addition, the Committee will review any "Special Votes" and "Exceptions" (each as described below) that have occurred since the previous meeting of the Committee.

Proxy Voting Policies and Procedures       2                          April 2003

         On all matters, the Committee will make its decisions by a vote of a majority of the members of the Committee. Any matter for which there is no majority agreement among members of the Committee shall be referred to the CIO and the firm's General Counsel for a joint decision.

Proxy Voting Procedures

         State Street Research has retained Institutional Shareholder Services, Inc. ("ISS") to vote proxies for the accounts of our clients. ISS prepares research reports on most matters submitted to a shareholder vote and also provides voting services to institutions such as State Street Research. ISS receives a daily electronic feed of all holdings in State Street Research voting accounts, and trustees and/or custodians for those accounts have been instructed to deliver all proxy materials that they receive directly to ISS. ISS monitors the accounts and their holdings to be sure that all proxies are received and voted for State Street Research client shares owned. As a result of the firm's decision to use ISS, there is generally no physical handling of proxies by State Street Research personnel. State Street Research has a designated ISS contact person within the Corporate Actions group of Investment Administration and Operations ("IA&O") who serves as liaison between State Street Research and ISS.

         The attached Proxy Voting Guidelines (the "Guidelines") state the general view and expected vote of State Street Research under the majority of circumstances with respect to the issues listed in the Guidelines. The indicated vote in the Guidelines is the default position on any matter specifically addressed by the Guidelines, and for any such matter, absent prior instructions to the contrary from State Street Research, ISS will automatically vote in accordance with the Guidelines. However, the Guidelines are just that--guidelines; they are not strict rules that must be obeyed in all cases, and Proxies may be voted contrary to the vote indicated by the Guidelines if such a vote is in the clients' best interests as described below with respect to "Exceptions." State Street Research votes all securities based upon the guiding principle of seeking the maximization of economic value to our clients, and ultimately all votes are cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote.

         Well in advance of the deadline for any particular vote, ISS posts information regarding that vote on its secure web site. This information includes the upcoming voting deadline, the vote indicated by the Guidelines, if any, whether such vote is with or against management and any analysis that ISS has prepared on the vote. Personnel in IA&O access the web site daily and download this information. Issues that are not specifically addressed by the Guidelines, including major corporate actions such as mergers and acquisitions ( "Special Votes") are not automatically voted by ISS but are referred by ISS to State Street Research for a voting decision.

         Through its web site, ISS notifies State Street Research of all upcoming Special Votes, and such matters are immediately forwarded by IA&O to the Equity Department Analyst who covers the issuer in question, or if there is no covering analyst for a particular issuer or if the covering analyst is not available prior to the deadline for the relevant Special Vote, to the portfolio manager with the largest holdings of that issuer. In most cases, the covering analyst or relevant portfolio manager will make the decision as to the appropriate vote for any particular Special Vote. In making such decision, he or she may rely on any of the information and/or research available to him or her, including any recommendation made by ISS, in his or her discretion. The analyst or portfolio manager, as applicable, will inform the Chair of the Committee and IA&O of any such voting decision, and if the Chair does not object to such decision, IA&O will instruct ISS to vote the shares in such manner. The Chair has the discretion at all times, including in cases where the Chair has any questions about a particular voting decision or the analyst or portfolio manager is unable

Proxy Voting Policies and Procedures       3                          April 2003
to arrive at a decision, to intervene in any decision regarding a Special Vote. In such regard, the Chair may take any such action he or she deems appropriate, including requesting additional analysis on the Special Vote, overriding the decision of the analyst or portfolio manager, or calling a special meeting of the entire Proxy Policy Committee to review the issues and arrive at a decision. In all cases, regardless of whether the ultimate voting decision with respect to any Special Vote is made by the analyst, the portfolio manager, the Chair or the entire Committee, such decision must be based on the overriding principle of seeking the maximization of the ultimate economic value of our clients' holdings. If for any reason, no voting decision is made with respect to any particular Special Vote, or if IA&O has not otherwise received any direction in accordance with these policies and procedures as to how to instruct ISS to vote our shares prior to the relevant voting deadline for any Special Vote, IA&O will instruct ISS to vote all of our shares in accordance with ISS's independent assessment of the matter.

       If at any time a portfolio manager or covering analyst becomes aware that he or she desires to vote on a specific matter in a manner that is contrary to the vote that would be indicated based upon the Guidelines (an "Exception"), regardless of whether such indicated vote is with or against management, then such individual should contact the Chair of the Committee as soon as possible prior to the relevant voting deadline for such matter. In most cases, the Chair of the Committee, along with the covering analyst and relevant portfolio manager, will review the issue and collectively agree as to the appropriate vote. They may make their decision based upon any of the information and/or research available to them, including any recommendation made by ISS, in their discretion. If they are unable to arrive at an agreement as to how to vote, then the Chair may call a special meeting of the Proxy Policy Committee. The full Committee will then review the issues and arrive at a decision based on the overriding principle of seeking the maximization of the ultimate economic value of our clients' holdings.

Record Keeping

       State Street Research maintains records of all proxies voted in accordance with Section 204-2 of the Advisors Act. As required and permitted by Rule 204-2(c) under the Advisors Act, the following records are maintained:

    .  a copy of these policies and procedures;

    . proxy statements received regarding client securities are maintained by the firm or ISS unless such proxy statements are available on the Securities and Exchange Commission's EDGAR database, in which case the firm relies on such electronic copies on EDGAR;

    . a record of each vote cast is maintained by ISS, and such records are accessable to designated State Street Research personnel at any time;

    . a copy of any document created by State Street Research that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

    . each written client request for proxy voting records and the adviser's written response to any (written or oral) client request for such records.

                   STATE STREET RESEARCH & MANAGEMENT COMPANY

                            PROXY VOTING GUIDELINES

                                   April 2003

- ------------------------------------------------------------------------------------------------------------------------------

                Issue                                                   SSRM Proxy Voting Guideline
- ------------------------------------------------------------------------------------------------------------------------------
Auditor Issues:

- -----------------------------------------------------------------------------------------------------------------------------

Shareholder proposals requiring companies to             Generally, follow ISS recommendation, which reviews on a case-by-case
prohibit their auditors from engaging in non-audit       basis.
services (or cap level of non-audit services).
- ------------------------------------------------------------------------------------------------------------------------------

Audit fees vs. Non-audit fees                            Generally, vote against auditors and withhold votes from audit committee members if non-audit fees are greater than audit fees, audit-related fees, and permitted tax fees combined.
- ------------------------------------------------------------------------------------------------------------------------------

Shareholder proposals requiring shareholders' votes      Generally, in favor.
for audit firm ratification.
- ------------------------------------------------------------------------------------------------------------------------------

Shareholder proposals requesting companies to rotate     Generally, in favor unless required rotation period is less than five
audit firms periodically                                 years
- ------------------------------------------------------------------------------------------------------------------------------

Director Issues:

- ------------------------------------------------------------------------------------------------------------------------------

Staggered (Classified) Board                             Generally, not in favor.
- ------------------------------------------------------------------------------------------------------------------------------

Management Proposal to Remove Directors                  Generally, no objection.
- ------------------------------------------------------------------------------------------------------------------------------

Management Proposals for Filling Board Vacancies         Generally, no objection.
- ------------------------------------------------------------------------------------------------------------------------------

Nominating and Other Board Committees Composed of        Generally, in favor
Independent Directors
- ------------------------------------------------------------------------------------------------------------------------------

Resolutions Requiring that at least a Majority, and      Generally, in favor.
up to 2/3, of the Board be Composed of Independent
Directors
- ------------------------------------------------------------------------------------------------------------------------------

Director Liability Amendment                             Generally, no objection.
- ------------------------------------------------------------------------------------------------------------------------------

Directors Not Liable For Gross Negligence                Generally, not in favor.
- ------------------------------------------------------------------------------------------------------------------------------

Director Attendance                                      Minimum acceptable attendance is no less than 75% of all meetings without a valid excuse. Votes will be withheld from directors not meeting this standard.
- ------------------------------------------------------------------------------------------------------------------------------

- ------------------------------------------------------------------------------------------------------------------------------

                Issue                                                   SSRM Proxy Voting Guideline
- ------------------------------------------------------------------------------------------------------------------------------
Management proposals requesting reelection of            Generally, withhold vote from any insiders or affiliated outsiders on
insiders or affiliated directors who serve on audit,     audit, compensation or nominating committees.
compensation, nominating committees.
- ------------------------------------------------------------------------------------------------------------------------------

Single-slate board elections (Canada)                    Generally, not in favor.
- ------------------------------------------------------------------------------------------------------------------------------

Separation of chairman and chief executive posts         Generally, in favor.
- ------------------------------------------------------------------------------------------------------------------------------

Share and Voting Issues:
- ------------------------------------------------------------------------------------------------------------------------------

Additional Share Authorization                           Generally, no objection.
- ------------------------------------------------------------------------------------------------------------------------------

Anti-Greenmail Resolutions                               Generally, no objection.
- ------------------------------------------------------------------------------------------------------------------------------

Cumulative Voting                                        Generally, not in favor.
- ------------------------------------------------------------------------------------------------------------------------------

Preemptive Rights Removal                                Generally, no objection.
- ------------------------------------------------------------------------------------------------------------------------------

Poison Pill                                              Generally, not in favor. (But do generally favor Canadian Poison
                                                         Pills)
- ------------------------------------------------------------------------------------------------------------------------------

Dual Class Capitalization                                Generally, not in favor.
- ------------------------------------------------------------------------------------------------------------------------------

Supermajority Requirements                               Generally, not in favor.
- ------------------------------------------------------------------------------------------------------------------------------

Fair Price Amendments                                    Case-by-case review.
- ------------------------------------------------------------------------------------------------------------------------------

Shareholder Disenfranchisement                           Generally, not in favor.
- ------------------------------------------------------------------------------------------------------------------------------

Secret/Confidential Voting                               Generally, not in favor.
- ------------------------------------------------------------------------------------------------------------------------------

Management Issues:
- ------------------------------------------------------------------------------------------------------------------------------

Golden Parachutes                                        Generally, not in favor.
- ------------------------------------------------------------------------------------------------------------------------------

Incentive Stock Option Plans                             Generally follow ISS recommendation, which reviews on a case by case basis.
- ------------------------------------------------------------------------------------------------------------------------------

Requiring all stock options to be performance-based.     Generally, follow ISS recommendation, which reviews on a case-by-case basis.
- ------------------------------------------------------------------------------------------------------------------------------

Requiring the expensing of stock option awards.          Generally, not in favor.
- ------------------------------------------------------------------------------------------------------------------------------

Shareholder proposals seeking to ban stock sales by      Generally, not in favor.
executives by establishing holding periods.
- ------------------------------------------------------------------------------------------------------------------------------

- ------------------------------------------------------------------------------------------------------------------------------

                Issue                                                   SSRM Proxy Voting Guideline
- ------------------------------------------------------------------------------------------------------------------------------
Shareholder proposals requesting to ban executive        Generally, not in favor
stock options.
- ------------------------------------------------------------------------------------------------------------------------------

Shareholder proposal requiring companies to report       Generally, in favor.
on their executive retirement benefits (deferred
compensation, split-dollar life insurance, SERPs,
and pension benefits.
- ------------------------------------------------------------------------------------------------------------------------------

Shareholder proposal requiring shareholder approval      Generally, follow ISS recommendation, which reviews on a case-by-case of extraordinary pension benefits for senior
executives under basis. the company's SERP.
- ------------------------------------------------------------------------------------------------------------------------------

IRS Reg. 162(m) Plans                                    Vote for if the plan specifies the types of goals to be used by the
                                                         162(m) Plan  Committee.
- ------------------------------------------------------------------------------------------------------------------------------

Miscellaneous:
- ------------------------------------------------------------------------------------------------------------------------------

State of Incorporation Change                            Vote for if there is no reduction of shareholder rights.
- ------------------------------------------------------------------------------------------------------------------------------

Shareholder proposal requiring offshore companies to     Generally, not in favor.
reincorporate into the United States.
- ------------------------------------------------------------------------------------------------------------------------------

Blanket Authority On Unspecified Business                Generally, not in favor.
- ------------------------------------------------------------------------------------------------------------------------------

Social/Political Issues                                  Vote against unless there is a measurable economic benefit to the
                                                         Company.
- ------------------------------------------------------------------------------------------------------------------------------

Shareholder proposal requiring companies to give         Generally, follow ISS recommendation, which reviews on a case-by-case
shareholders access to the proxy ballot for the          basis.
purpose of nominating board members.
- ------------------------------------------------------------------------------------------------------------------------------

Postpone/reschedule meeting regarding board              Vote for if we favor the merger, against if we oppose the transaction approved mergers
- ------------------------------------------------------------------------------------------------------------------------------

If any article is unusually complicated or is a departure from simple issues, the article is always considered on a case-by-case basis.

State Street Research will, where it deems it appropriate, monitor a company's activities and/or undertake an active dialogue with corporate management and others to encourage the adoption of organizational policies and practices which we believe will be to the ultimate economic benefit of our clients including, if the client is an employee benefit plan, that plan's participants and their beneficiaries.

                           T. ROWE PRICE PROXY VOTING

       As an investment adviser to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and for which it serves as investment adviser.

       Proxy Administration

       The T. Rowe Price Proxy Committee develops positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders` interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, and information presented by company managements and shareholder groups.

       Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the fund's portfolio manager is responsible for deciding and voting on the proxy proposals of companies in his or her fund. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

       T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing, and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines--many of which are consistent with ISS positions--T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

       Fiduciary Considerations

       T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of fund shareholders. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

       Consideration Given Management Recommendations

       When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

       T. Rowe Price Voting Policies

       Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:

       Election of Directors

       T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

       Executive Compensation

       The goal of T. Rowe Price is to assure that a company's equity-based compensation plan is aligned with shareholders` long-term interests. While it evaluates most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what it views as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. T. Rowe Price bases its review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. T. Rowe Price generally opposes plans that give a company the ability to reprice options.

       Anti-takeover and Corporate Governance Issues

       T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights.

       Social and Corporate Responsibility Issues

       T. Rowe Price generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.

       Monitoring and Resolving Conflicts of Interest

       The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Since T. Rowe Price's voting guidelines are predetermined by the Proxy Committee using recommendations from ISS, an independent third party, application of the
       T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution.

                                 MET INVESTORS
                                 SERIES TRUST

                     Met/AIM Mid Cap Core Equity Portfolio
                      Met/AIM Small Cap Growth Portfolio
                     Goldman Sachs Mid-Cap Value Portfolio
                    Harris Oakmark International Portfolio
                       Janus Aggressive Growth Portfolio
                     Lord Abbett America's Value Portfolio
                     Lord Abbett Bond Debenture Portfolio
                    Lord Abbett Growth and Income Portfolio
                  Lord Abbett Growth Opportunities Portfolio
                      Lord Abbett Mid-Cap Value Portfolio
                     MetLife Aggressive Strategy Portfolio
                      MetLife Balanced Strategy Portfolio
                     MetLife Defensive Strategy Portfolio
                       MetLife Growth Strategy Portfolio
                      MetLife Moderate Strategy Portfolio
                     MFS Research International Portfolio
                            Money Market Portfolio
                    Neuberger Berman Real Estate Portfolio
                  Oppenheimer Capital Appreciation Portfolio
                   PIMCO Inflation Protected Bond Portfolio
                        PIMCO PEA Innovation Portfolio
                         PIMCO Total Return Portfolio
                  Met/Putnam Capital Opportunities Portfolio
                    Third Avenue Small Cap Value Portfolio
                    T. Rowe Price Mid-Cap Growth Portfolio
                        Turner Mid-Cap Growth Portfolio

                                 ANNUAL REPORT

                               DECEMBER 31, 2004



--------------------------------------------------------------------------------

February 1, 2005

LETTER TO POLICYHOLDERS:

In 2004 the stock market posted back-to-back yearly gains for the first time since 1999. For the year, the equity markets posted moderate gains. The Dow Jones Industrial Index rose 3.2%, the S&P 500 Index rose 9.0%, and small cap stocks, as measured by the Russell 2000 Index, rose 17.0%. International markets also posted gains with the MSCI EAFE Index up 17.6% for the year.

Interest rates remained at historically low levels in 2004 despite five increases in short-term rates by the Federal Reserve during the year. The bond market continued to post steady returns with the Lehman Aggregate Bond Index returning 4.34% for the year.

On the following pages you will find a complete review of your Portfolios and their investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and we will continue to focus our efforts to meet your investment needs.

Sincerely,


  /s/ Elizabeth Forget

Elizabeth M. Forget
President
Met Investors Series Trust


--------------------------------------------------------------------------------
Met/AIM Mid Cap Core Equity Portfolio               For the year ended 12/31/04
Managed by AIM Capital Management, Inc.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


ECONOMIC OVERVIEW & OUTLOOK
In 2004, as the country focused on election year politics and instability in Iraq, the equity markets posted gains, and the U.S. economy grew at a healthy pace. Following a swift and decisive conclusion to the presidential election, the markets surged, after posting only modest gains in the months prior. For the year, the Dow Jones Industrial Average/1/ was up 5.40%, the NASDAQ Composite Index/2/ was up 8.59%, and the S&P 500 Index/3/ was up 10.87%. Gross Domestic Product (GDP) growth for the third quarter was revised to 4.0%, which was slightly ahead of expectations. Estimates for fourth quarter GDP growth have ranged between 3-4%.

Manufacturing activity was robust as the widely recognized Institute for Supply Management index (ISM) remained above 60 in the first half of the year, and after declining slightly, it stayed well above the expansion level of 50 in the second half. Within these reports, the employment component of the index showed signs of consistent improvement. In fact, the overall employment picture improved throughout the year as the unemployment rate fell to 5.4% by the end of December. Job creation improved in 2004, although the payroll figures were volatile, ranging dramatically from month to month.

Consumer confidence got a boost from the improving employment situation, hitting its highest level since 2002. The Conference Board's Index of Consumer Confidence finished the year at 102.3, off its July peak, but still quite strong due to a positive consumer outlook. Consumer spending also remained healthy, despite rising energy costs and creeping inflation as indicated by higher prices for staples such as milk and butter. Home sales remained healthy throughout the year even as a series of interest rate increases began in June.

An economic expansion appears to be underway as corporate profits have strengthened significantly, and the labor market has solidified. While there is some concern about the viability of the consumer and another spike in oil prices, many indicators point to economic health. In response to these factors, the Federal Open Market Committee raised interest rates by a total 125 basis points in 2004, bringing the Federal Funds rate to 2.25% by the end of the year. The Committee indicated that more measured rate increases are expected in 2005, as they see evidence of continued economic growth.

PORTFOLIO OVERVIEW
In 2004, the Met/AIM Mid Cap Core Equity Portfolio--class B shares posted a return of 14.32%, underperforming its benchmark, the Russell Midcap Index/4/, which posted a return of 20.22%. Portfolio managers held over weight positions in the industrials, materials, information technology and energy sectors, and underweight positions in the consumer discretionary, financials, utilities, and health care sectors, relative to the Russell Midcap Index. Throughout the year, managers took steps to increase exposure to the energy, materials and financials sectors, and to reduce exposure to the industrials and health care sectors.

Security selection and limited exposure to the financials sector was largely responsible for the Portfolio's underperformance relative to the Russell Midcap Index. Stock selection in the utilities sector also detracted from relative performance. Stock selection in the information technology sector also detracted from performance as semiconductor stocks posted significant losses on an absolute basis. An overweight position in the energy sector was the largest positive contributor to performance in 2004 as these stocks were the top performing market group in 2004. An overweight in the materials sector also benefited the Portfolio.

Portfolio managers continue to balance any investments in companies that are leveraged to economic recovery with more defensive names. Portfolio managers have been careful to select economically sensitive companies that represent strong brands, are market leaders, and are trading at compelling valuations. Portfolio managers believe this investment philosophy will generate relatively consistent long-term performance.

RONALD S. SLOAN
Portfolio Managers
AIM Capital Management, Inc.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                       Percent of
              Description                              Net Assets
              ---------------------------------------------------
              International Flavors & Fragrances, Inc.   2.62%
              ---------------------------------------------------
              Mohawk Industries, Inc.                    2.36%
              ---------------------------------------------------
              Republic Services, Inc.                    2.26%
              ---------------------------------------------------
              Noble Corp.                                2.11%
              ---------------------------------------------------
              Williams Companies., Inc.                  2.05%
              ---------------------------------------------------
              Forest Laboratories, Inc.                  2.02%
              ---------------------------------------------------
              Ceridian Corp.                             2.00%
              ---------------------------------------------------
              Wisconsin Energy Corp.                     1.86%
              ---------------------------------------------------
              Xerox Corp.                                1.81%
              ---------------------------------------------------
              Kroger Co.                                 1.80%
              ---------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Financials                 11.1%
Industrials                 9.2%
Cyclical                    9.8%
Energy                     16.3%
Non-Cyclical               25.0%
Basic Materials            11.4%
Communications              6.0%
Technology                  6.4%
Diversified                 1.5%
Utilities                   3.3%



--------------------------------------------------------------------------------

                                      1

--------------------------------------------------------------------------------
Met/AIM Mid Cap Core Equity Portfolio               For the year ended 12/31/04
Managed by AIM Capital Management, Inc.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


               Met/AIM Mid Cap Core Equity Portfolio managed by
           AIM Capital Management, Inc. vs. Russell Midcap Index/4/
                           Growth Based on $10,000+

                                    [CHART]

                                      Met/AIM Mid Cap
            Russell Midcap Index   Core Equity Portfolio
            --------------------   ---------------------
10/9/2001         $10,000                 $10,000
12/31/2001         11,463                  11,026
3/31/2002          11,950                  11,606
6/30/2002          10,809                  10,826
9/30/2002           8,903                   9,275
12/31/2002          9,608                   9,843
3/31/2003           9,381                   9,402
6/30/2003          11,094                  10,874
9/30/2003          11,807                  11,314
12/31/2003         13,457                  12,406
3/31/2004          14,148                  12,840
6/30/2004          14,354                  13,456
9/30/2004          14,233                  13,073
12/31/2004         16,177                  14,183



    ----------------------------------------------------------
                                 Average Annual Return/5/
                               (for the year ended 12/31/04)
    ----------------------------------------------------------
                              1 Year 3 Year Since Inception/6/
    ----------------------------------------------------------
    Met/AIM Mid Cap Core
    Equity Portfolio--Class A 14.60%    --         9.14%
--  Class B                   14.32%  8.75%       11.42%
    Class E                   14.49%    --         7.19%
    ----------------------------------------------------------
- - Russell Midcap Index/4/   20.22% 12.17%       16.03%
    ----------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Industrial Average is a price-weighted index comprised of 30 common stocks. The Index does not include fees or expenses and is not available for direct investment.

/2/The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ. The Index does not include fees or expenses and is not available for direct investment.

/3/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/4/The Russell Midcap Index is an unmanaged index and measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $4.2 billion; the median market capitalization was approximately $3.2 billion. The largest company in the Index had a market capitalization of $12.4 billion. The Index does not include fees or expenses and is not available for direct investment.

/5/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/6/Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/2/02. Index returns are based on an inception date of 10/9/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      2

--------------------------------------------------------------------------------
Met/AIM Small Cap Growth Portfolio                  For the year ended 12/31/04
Managed by AIM Capital Management, Inc.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


ECONOMIC OVERVIEW & OUTLOOK
In 2004, as the country focused on election year politics and instability in Iraq, the equity markets posted gains, and the U.S. economy grew at a healthy pace. Following a swift and decisive conclusion to the presidential election, the markets surged, after posting only modest gains in the months prior. For the year, the Dow Jones Industrial Average/1/ was up 5.40%, the NASDAQ Composite Index/2/ was up 8.59%, and the S&P 500 Index/3/ was up 10.87%. Gross Domestic Product (GDP) growth for the third quarter was revised to 4.0%, which was slightly ahead of expectations. Estimates for fourth quarter GDP growth have ranged between 3-4%.

Manufacturing activity was robust as the widely recognized Institute for Supply Management index (ISM) remained above 60 in the first half of the year, and after declining slightly, it stayed well above the expansion level of 50 in the second half. Within these reports, the employment component of the index showed signs of consistent improvement. In fact, the overall employment picture improved throughout the year as the unemployment rate fell to 5.4% by the end of December. Job creation improved in 2004, although the payroll figures were volatile, ranging dramatically from month to month.

Consumer confidence got a boost from the improving employment situation, hitting its highest level since 2002. The Conference Board's Index of Consumer Confidence finished the year at 102.3, off its July peak, but still quite strong due to a positive consumer outlook. Consumer spending also remained healthy, despite rising energy costs and creeping inflation as indicated by higher prices for staples such as milk and butter. Home sales remained healthy throughout the year even as a series of interest rate increases began in June.

An economic expansion appears to be underway as corporate profits have strengthened significantly, and the labor market has solidified. While there is some concern about the viability of the consumer and another spike in oil prices, many indicators point to economic health. In response to these factors, the Federal Open Market Committee raised interest rates by a total 125 basis points in 2004, bringing the Federal Funds rate to 2.25% by the end of the year. The Committee indicated that more measured rate increases are expected in 2005, as they see evidence of continued economic growth.

PORTFOLIO OVERVIEW
For the year ended December 31, 2004, the Met/AIM Small Cap Growth Portfolio--class B shares posted a return of 6.43%, underperforming its benchmark, the Russell 2000 Index/4/, which posted a return of 18.33%. Portfolio managers held overweight positions in the consumer discretionary, health care, and information technology sectors, and underweight positions in the financials, industrials and materials sectors, relative to the Russell 2000 Index.

The Portfolio's underperformance relative to the Russell 2000 Index in 2004 was largely due to performance issues in the first and third quarters of 2004. Stronger relative performance in the second and fourth quarters did not compensate for the underperformance in the previous time periods. Stock picking and limited exposure to the financials sector was largely responsible for the Portfolio's relative underperformance. Stock selection in the health care sector also detracted from the Portfolio as pharmaceuticals holdings performed poorly during 2004. Stock selection in the consumer discretionary sector positively contributed to relative performance as leisure stocks and specialty retailers performed well.

On September 8, 2004, Juliet S. Ellis and Juan R. Hartsfield replaced Ryan Crane, and assumed the management duties for this portfolio. Since taking over the portfolio, the management team has taken steps to reduce the total number of holdings within the Portfolio, and to increase average position weights in individual holdings. In addition, managers are taking steps to become somewhat more diversified across sectors in order to mitigate large sector bets. As a result of these changes, Portfolio managers believe that volatility may be reduced somewhat. In addition, relative performance in the fourth quarter was significantly improved.

Going forward, the new management team will use a combination of disciplined portfolio construction and a fundamentally based stock selection process to identify small cap companies with high growth potential, as demonstrated by consistent and accelerating earnings growth.

JULIET S. ELLIS
Portfolio Manager
AIM Capital Management, Inc.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                       Percent of
               Description                             Net Assets
               --------------------------------------------------
               iShares Nasdaq Biotechnology Index Fund   1.64%
               --------------------------------------------------
               Websense, Inc.                            1.10%
               --------------------------------------------------
               Microsemi, Corp.                          1.06%
               --------------------------------------------------
               Trimble Navigation, Ltd.                  1.06%
               --------------------------------------------------
               Beazer Homes USA, Inc.                    1.02%
               --------------------------------------------------
               Macromedia, Inc.                          1.01%
               --------------------------------------------------
               CoStar Group, Inc.                        0.96%
               --------------------------------------------------
               Flir Systems, Inc.                        0.95%
               --------------------------------------------------
               P.F. Chang's China Bistro, Inc.           0.93%
               --------------------------------------------------
               United Industrial Corp.                   0.92%
               --------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/30/04

                                    [CHART]

Non-Cyclical                 25.6%
Industrials                  16.4%
Cyclical                     20.4%
Financials                    9.3%
Energy                        4.9%
Basic Materials               2.0%
Technology                   15.5%
Communications                5.9%


--------------------------------------------------------------------------------

                                      3

--------------------------------------------------------------------------------
Met/AIM Small Cap Growth Portfolio                  For the year ended 12/31/04
Managed by AIM Capital Management, Inc.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                 Met/AIM Small Cap Growth Portfolio managed by
            AIM Capital Management, Inc. vs. Russell 2000 Index/4/
                           Growth Based on $10,000+

                                    [CHART]


                   Russell          Met/AIM Small
                 2000 Index     Cap Growth Portfolio
                -----------     --------------------
10/09/2001        $10,000            $10,000
12/31/2001         11,891             11,890
03/31/2002         12,365             11,540
06/30/2002         11,333             10,040
09/30/2002          8,908              8,190
12/31/2002          9,456              8,620
03/31/2003          9,031              8,290
06/30/2003         11,146             10,010
09/30/2003         12,158             10,749
12/31/2003         13,923             11,969
03/31/2004         14,795             12,229
06/30/2004         14,865             12,380
09/30/2004         14,439             11,279
12/31/2004         16,474             12,739



    ----------------------------------------------------------
                                 Average Annual Return/5/
                               (for the year ended 12/31/04)
    ----------------------------------------------------------
                              1 Year 3 Year Since Inception/6/
    ----------------------------------------------------------
    Met/ AIM Small Cap
    Growth Portfolio--Class A  6.73%    --         2.71%
--  Class B                    6.43%  2.33%        7.79%
    Class E                    6.58%    --         3.84%
    ----------------------------------------------------------
- - Russell 2000 Index/4/     18.33% 11.48%       16.68%
    ----------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Dow Jones Industrial Average is a price-weighted index comprised of 30 common stocks. The Index does not include fees or expenses and is not available for direct investment.

/2/The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ. The Index does not include fees or expenses and is not available for direct investment.

/3/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/4/The Russell 2000 Index is an unmanaged index and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $607.1 million; the median market capitalization was approximately $496.4 million; The largest company in the Index had a market capitalization of $1.6 billion. The Index does not include fees or expenses and is not available for direct investment.

/5/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/6/Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/2/02. Index returns are based on an inception date of 10/9/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      4

--------------------------------------------------------------------------------
Goldman Sachs Mid-Cap Value Portfolio               For the year ended 12/31/04
Managed by Goldman Sachs Asset Management, L.P.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE REVIEW
For the period since the Portfolio's inception on May 1, 2004 through December 31, 2004, Met Investors Series Trust Goldman Sachs Mid-Cap Value
Portfolio--class A shares returned 20.98% on a gross basis versus 22.61% for its benchmark, the Russell Midcap Value Index/1/.

MARKET REVIEW
For the first time since 1999, U.S. equities posted positive returns in consecutive years. With the overhang of the U.S. Presidential election finally removed, much of the market's gains for 2004 came in the fourth quarter. Industry headlines centered on the retreat of oil prices from October's record high levels. On the economic front, improving trends further bolstered investor sentiment as job growth appeared to gain traction, while inflation remained at a moderate rate.

PORTFOLIO POSITIONING
Since the Portfolio's inception, its holdings in the financial, consumer staples, and basic materials sectors performed the strongest. Conversely, returns in technology, services and utilities were more subdued.

The Portfolio's top contributor to performance was Abercrombie and Fitch Co.--Class A, (2.0% of the Portfolio). Despite missing high sales targets in the third quarter 2004, the specialty retailer has benefited from changes in merchandising strategies, enabling it to better compete with department store labels and improve same store sales. In Technology, Activision, Inc., (1.0%) enhanced results. The video game maker/marketer increased its earnings guidance for 2005 and reported better than expected holiday sales. Another notable performance contributor was Williams Companies, Inc., (2.1%), the one time troubled natural gas company. In the fourth quarter 2004, Williams Companies, Inc., announced further progress in its debt reduction efforts and increased its dividend for the first time in two years. We believe the dividend increase and its magnitude, from one cent to five cents, signaled to investors the near completion of its multi-year restructuring program.

In Technology, the top detractor from performance was Ditech Communications Corp. (0.2%). The telecom equipment supplier reported earnings that fell short of high revenue expectations due to an order disruption in Asia and soft demand in North America. The company's management, which we consider conservative, also guided revenue forecasts to more achievable levels. We have added to the Portfolio's position throughout the year and believe it is operating at margins well below historical peak levels and trades at a valuation discount to its peers. First Energy Corp. (1.7%) in Utilities also experienced weakness after it announced a plan to expand investments in the infrastructure of its utility businesses. We believe this investment spending, which we had previously hoped to be focused on rate-based activities, may now detract from their ability to sustain their level of free cash flow. Although the Portfolio continues to hold the stock, we will closely monitor the situation for further developments.

OUTLOOK
As we proceed into the New Year, we believe the outlook for 2006's company earnings and prospects will keep investors attentive. We believe our portfolios, built from the bottom-up and based on first-hand fundamental research, have the potential to perform well through a full market cycle. In addition, we feel our reality-based approach to valuation, using industry-specific, cash flow-oriented valuation metrics, allows us to better assess potential investments within each industry group.

TEAM MANAGED
Note to investors: The Portfolio is managed by a team headed by Eileen Rominger, Managing Director and Chief Investment Officer--Value. Ms. Rominger joined Goldman Sachs in 1999. From 1981 to 1999, Ms. Rominger worked at Oppenheimer Capital, most recently as a senior portfolio manager.

The returns represent past performance. Past performance does not guarantee future results. The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above.

Holdings are as of December 31, 2004. Holdings and allocations referenced in the Portfolio Positioning paragraph are unaudited, and may not be representative of current or future investments. Holdings and allocations may not include the Portfolio's entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

The Portfolio invests in mid-capitalization securities. The securities of mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements.

The Portfolio may invest in foreign securities and emerging market securities. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and political developments.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                   Percent of
                   Description                     Net Assets
                   ------------------------------------------
                   istar Financial, Inc. (REIT)      2.95%
                   ------------------------------------------
                   PPL Corp.                         2.86%
                   ------------------------------------------
                   Abercrombie & Fitch Co. Class A   2.65%
                   ------------------------------------------
                   Williams Companies, Inc. (The)    2.44%
                   ------------------------------------------
                   Regions Financial Corp.           2.25%
                   ------------------------------------------
                   Lennar Corp. Class A              2.16%
                   ------------------------------------------
                   EOG Resources, Inc.               2.15%
                   ------------------------------------------
                   Activision, Inc.                  2.07%
                   ------------------------------------------
                   M&T Bank Corp.                    1.90%
                   ------------------------------------------
                   Health Net, Inc.                  1.90%
                   ------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Non-Cyclical               10.4%
Technology                  6.4%
Communications              4.3%
Cyclical                   15.2%
Industrials                 8.9%
Energy                     11.3%
Financials                 30.0%
Basic Materials             4.8%
Utilities                   8.7%



--------------------------------------------------------------------------------

                                      5

--------------------------------------------------------------------------------
Goldman Sachs Mid-Cap Value Portfolio               For the year ended 12/31/04
Managed by Goldman Sachs Asset Management, L.P.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

               Goldman Sachs Mid-Cap Value Portfolio managed by
    Goldman Sachs Asset Management, L.P. vs. Russell Mid Cap Value Index/1/
                           Growth Based on $10,000+

                                    [CHART]

             Russell Mid Cap          Goldman Sachs
               Growth Index      Mid-Cap Value Portfolio
             ---------------     -----------------------
  5/1/2004      $10,000                 $10,000
 6/30/2004       10,622                  10,620
 9/30/2004       10,807                  10,740
12/31/2004       12,262                  12,098



    -------------------------------------------------------------
                                       Cumulative Return/2/
                                  (for the period ended 12/31/04)
    -------------------------------------------------------------
                                        Since Inception/3/
    -------------------------------------------------------------
    Goldman Sachs Mid Cap
    Value Portfolio--Class A                  20.98%
--  Class B                                   20.85%
    -------------------------------------------------------------
- - Russell Midcap Value Index/1/             22.61%
    -------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell Midcap Value Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Index does not include fees or expenses and is not available for direct investment.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A and Class B shares is 5/1/04. Index returns are based on an inception date of 4/30/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      6

--------------------------------------------------------------------------------
Harris Oakmark International Portfolio              For the year ended 12/31/04
Managed by Harris Associates L.P.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


MARKET & ECONOMIC REVIEW
THE "CURRENCY PENDULUM"
Invariably, as currency movements aggressively sway from one extreme to the next, analysts and commentators clamor to explain such volatility. In particular, they try to predict future trends by extrapolating from the recent past. Ultimately, the value of a nation's currency is underpinned by that country's production/economic prowess in an absolute--and more importantly--a relative sense. This quarter, as the dollar hits five year lows versus many European and Asian currencies, some experts conveniently proclaim that the dollar's continued fall is not only likely, but certain. The usual excuse given is because of the "twins"--the US budget and current account deficits. To debunk the dollar bears' arguments about the twin deficits, we would remind them that the US debt-to-Gross Domestic Product (GDP) situation is better than Japan (45% compared to over 100%) and Europe (45% compared to 65% and over). The U.S. fiscal deficit is projected to fall over the next few years and, at approximately 3 - 3.5% of GDP, it is not much different than the Euro economies or Japan. While the US has a current account deficit, by definition it has a capital account surplus. This means that though the U.S. runs a trade deficit, this deficit is largely financed by the willingness of foreigners to invest in America. Why do we feel this foreign investment will continue? There are several reasons. The US still has the largest, most stable economy in the world and is extremely competitive when one considers regulation, productivity of labor, unit labor costs, and capital's ability to control its destiny. The US is the largest consumer market in the world, and foreign companies will continue to seek a US presence. The US also has the largest and deepest capital markets in the world.

Who knows what will happen in the short term? However, we believe that over time, fundamental forces will re-assert themselves, and the pendulum will change directions.

PORTFOLIO PERFORMANCE REVIEW
During the year ending December 31, 2004, the Morgan Stanley EAFE Index/1/ returned 20.7%. During this same period, your Portfolio out-performed the index with a 22.1% return. The greatest contributors to performance relative to the benchmark were stock selection in France and an overweight position in Mexico. The greatest detractors from performance relative to the benchmark were stock selection in Germany and Ireland. The share price of Grupo Televisa S.A. (ADR) has had a terrific run over the past two years, and for the calendar year ended December 31, 2004, it generated the most significant positive contribution to the Portfolio's performance. Higher than expected profit growth this year, coupled with the market's continued recognition of the company's improved shareholder orientation, helped drive share price performance. Bank of Ireland was another strong contributor to the portfolio. The Bank displayed its resilience and the quality of its franchise in 2004, facing down the challenges of increased competition, a slowing Irish economy, and a change in CEO. Neopost S.A. reported strong organic growth during the period, and management has increased their earnings guidance for the year.

OUTLOOK
It was a good year of performance, but we still see interesting opportunities. Given the quality of the holdings and the attractive valuation of the Portfolio, we remain optimistic about potential price appreciation. Thank you for your continued confidence.

DAVID G. HERRO
MICHAEL J. WELCH
Portfolio Managers
Harris Associates L.P.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                    Percent of
                  Description                       Net Assets
                  --------------------------------------------
                  GlaxoSmithKline Plc                 3.66%
                  --------------------------------------------
                  Bank of Ireland                     3.57%
                  --------------------------------------------
                  Diageo Plc                          3.46%
                  --------------------------------------------
                  Nestle S.A.                         3.10%
                  --------------------------------------------
                  Bayerische Motoren Werke (BMW) AG   2.89%
                  --------------------------------------------
                  Euronext N.V.                       2.82%
                  --------------------------------------------
                  Takeda Pharmaceutical Co., Ltd.     2.79%
                  --------------------------------------------
                  Credit Suisse Group                 2.73%
                  --------------------------------------------
                  Cadbury Schweppes Plc               2.70%
                  --------------------------------------------
                  Deutsche Boerse AG                  2.61%
                  --------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]


France                    12.8%
Germany                    9.3%
Ireland                    3.7%
Italy                      5.2%
Japan                      7.5%
Netherlands                7.3%
South Korea                5.8%
Switzerland               16.5%
United Kingdom            23.0%
Others                     8.9%


--------------------------------------------------------------------------------

                                      7

--------------------------------------------------------------------------------
Harris Oakmark International Portfolio              For the year ended 12/31/04
Managed by Harris Associates L.P.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

               Harris Oakmark International Portfolio managed by
                 Harris Associates L.P. vs. MSCI EAFE Index/1/
                           Growth Based on $10,000+

                                    [CHART]

                    MSCI EAFE           Harris Oakmark
                     Index         International Portfolio
                   ----------      -----------------------
10/09/2001          $10,000                $10,000
12/31/2001           10,391                 10,969
03/31/2002           10,450                 10,787
06/30/2002           10,249                 10,473
09/30/2002            8,231                  8,713
12/31/2002            8,765                  8,984
03/31/2003            8,052                  7,890
06/30/2003            9,627                  9,855
09/30/2003           10,415                 10,534
12/31/2003           12,196                 12,124
03/31/2004           12,733                 12,585
06/30/2004           12,789                 12,882
09/30/2004           12,760                 12,903
12/31/2004           14,720                 14,612




    -----------------------------------------------------------------
                                        Average Annual Return/2/
                                      (for the year ended 12/31/04)
    -----------------------------------------------------------------
                                     1 Year 3 Year Since Inception/3/
    -----------------------------------------------------------------
    Harris Oakmark
    International Portfolio--Class A 20.80%    --        10.45%
--  Class B                          20.52% 10.04%       12.47%
    Class E                          20.69%    --        11.66%
    -----------------------------------------------------------------
- - MSCI EAFE Index/1/               20.70% 12.31%       12.70%
    -----------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is an unmanaged, free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Prior to December 31, 2002 this Portfolio was managed by State Street Research & Management Company.

/3/Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/2/02. Index returns are based on an inception date of 10/9/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      8

--------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio                   For the year ended 12/31/04
Managed by Janus Capital Management LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW
The Portfolio--Class A shares gained 8.82% for the fiscal year ended December 31, 2004, yet trailed its benchmark, the S&P 500 Index/1/, which returned 10.87% during the period.

The difference in performance between the Portfolio and the S&P 500 Index can be explained in part to our decision to hold a larger position than the Index in information technology and the weak performance of a number of our holdings in this sector. Meanwhile an area of the market in which we performed better than the Index was financials, where strong stock selection contributed solidly to the Portfolio's relative performance.

INVESTMENT STRATEGY
My strategy over the past 12 months was to balance exposure to economically sensitive stocks with those less reliant on the economy for earnings growth. My objective was to enable the Portfolio to benefit if the economy grew strongly, while allowing it to participate in earnings growth if economic expansion remained muted. The market was choppy during the period due to uncertainties such as the strength of the recovery, election outcome, potential terrorism effects, rising oil prices, and increasing interest rates and therefore many economically sensitive stocks did not perform well. Looking at specific holdings, the strongest positive contributors to performance were those that were less reliant upon the economy.

STRONG PERFORMERS INCLUDE INTERNET, AUDIO/VIDEO, HEALTHCARE AND OIL COMPANIES Our largest performance aide was Internet search company, Yahoo! Inc. The company has been a beneficiary of the strong secular growth of Internet advertising, which is only about 3% of total marketing dollars spent, but 14% of total media consumption. Over the next 7 years, if online advertising managed to capture 10% dollar share, the industry would quadruple, assuming nominal worldwide Gross Domestic Product (GDP) growth of 3% and similar growth in total advertising. Yahoo! Inc., is reaping the rewards of refocusing its sales effort from high volume, low price banner ads to higher fee "sponsored search" revenue. It has upgraded its search and personal page functions and is continuing to monetize its impressive subscriber base. The company has almost no capital costs, so I believe incremental revenue growth is highly profitable.

Another top performer was Harman International Industries, Inc., which makes high-quality audio products and electronic systems. The company was recently awarded lucrative contracts with automakers BMW and Mercedes Benz to provide audio and "infotainment" systems for their luxury cars. I believe these contracts will give the company tremendous visibility in revenue and earnings growth over the next few years, while management works to penetrate domestic and Asian auto manufacturers.

With its demand growing regardless of economic climate, healthcare remains an area of emphasis in the Portfolio. Among our biggest contributors for the year was UnitedHealth Group, Inc. We invested in UnitedHealth Group, Inc., because of its evolving business model from capital-intensive, risk-based insurance to a higher-margin, non-risk service/outsourcing model. The company capitalizes on the increasing utilization of healthcare amongst the population and corporate America's desire to share more healthcare costs with its employees. Pricing has been strong for managed care as increases have been passed on in the form of higher copays and tiered drug pricing, while underlying costs have been very tightly controlled. Finally, we expect that UnitedHealth Group, Inc.'s merger with Oxford Health Plans should enable the company to gain a market leading position in New England and cut costs as the company's call centers and information systems are consolidated.

On the more economically sensitive side, Total Fina Elf S.A. (ADR) benefited from record oil prices. The company has had superior production growth of 5% (industry growth 2-3%) and lower decline rates than the rest of the industry.
We believe that Total Fina Elf S.A. (ADR) still has merger efficiencies to exploit, particularly in upstream investments. The company's Sanofi-Synthelabo S.A., lock has expired, allowing the company to release the value of this stake, in addition to its strong free cash flow, to return cash to shareholders.

SELECT RETAIL AND SEMICONDUCTOR STOCKS DETRACTED FROM THE PORTFOLIO'S RESULTS After boosting the economy last year, consumers slowed spending levels in the face of higher mortgage rates, record oil prices, and tepid job growth. Companies responded by competing fiercely over the remaining dollars spent. Two of our biggest detractors to performance were in the retail sector. Amazon, the online retail operator, underperformed as operating margin leverage in the United States was lackluster as the company reinvested cost savings into lower prices and aggressive free shipping campaigns for customers.

A new position, Gap, Inc., was hampered by industry-wide, slower same-store sales after the anniversary of 2003's tax rebates and as gasoline prices rose. We were attracted to Gap, Inc., because we believe the new management team is redirecting the company's performance metrics to economic value-added, free cash flow, and earnings growth. The company is improving balance sheet management, focusing on supply chain initiatives, and finding sourcing opportunities. Unfortunately, the challenging retail environment, along with the company's miss of fashion trends, overwhelmed the positive management moves.

The long-awaited pickup in corporate capital spending was delayed as companies continued to tightly control their discretionary expenses and grappled with rising commodity prices. Technology shares experienced a sharp pullback as inventory levels began to rise due to the large capacity additions of the previous year while demand was lower than expected. Orders for new semiconductor capital equipment were pushed out, hurting Applied Materials, Inc.'s performance and detracting from our results. Texas Instruments, while benefiting from wireless and consumer electronics demand, was also negatively impacted by its weak revenue growth.

--------------------------------------------------------------------------------

                                      9

--------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio                   For the year ended 12/31/04
Managed by Janus Capital Management LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



INVESTMENT STRATEGY AND OUTLOOK
Looking ahead, in my opinion the economy has several hurdles to overcome: corporate profits may be under pressure due to rising labor and raw material costs; record consumer debt levels and high gasoline prices could continue to take a toll on consumer spending; international demand may weaken as China continues to rein in growth and the other world economies are also impacted by high commodity prices; and the looming U.S. budget deficit may weigh on the bond market. In this environment, I expect to see the nervousness in the market to continue, so the Portfolio remains balanced and invested in stocks that we believe can grow organically and return shareholder value through intelligent capital allocation.

Thanks for your confidence and investment.

CLAIRE YOUNG
Portfolio Manager
Janus Capital Management LLC

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                   Percent of
                   Description                     Net Assets
                   ------------------------------------------
                   Yahoo!, Inc.                      3.26%
                   ------------------------------------------
                   Four Seasons Hotels, Inc.         2.58%
                   ------------------------------------------
                   UnitedHealth Group, Inc.          2.26%
                   ------------------------------------------
                   Roche Holding AG                  2.06%
                   ------------------------------------------
                   Total Fina Elf S.A. (ADR)         1.96%
                   ------------------------------------------
                   Maxim Integrated Products, Inc.   1.92%
                   ------------------------------------------
                   Neurocrine Biosciences, Inc.      1.89%
                   ------------------------------------------
                   Whole Foods Market, Inc.          1.86%
                   ------------------------------------------
                   Chicago Merchantile Exchange      1.83%
                   ------------------------------------------
                   Varian Medical Systems, Inc.      1.79%
                   ------------------------------------------


PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                     [CHART]


Technology             16.9%
Non-Cyclical           28.5%
Cyclical               19.0%
Industrials             4.2%
Financials              8.5%
Communications          7.4%
Energy                 10.4%
Diversified             3.6%
Basic Materials         1.5%



--------------------------------------------------------------------------------

                                      10

--------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio                   For the year ended 12/31/04
Managed by Janus Capital Management LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                 Janus Aggressive Growth Portfolio managed by
               Janus Capital Management LLC vs. S&P 500 Index/1/
                           Growth Based on $10,000+

                                     [CHART]


                                Janus Aggressive
             S&P 500 Index      Growth Portfolio
             -------------      ----------------
 2/01          $10,000             $10,000
 3/01            8,512               7,970
 6/01            9,010               8,300
 9/01            7,687               6,220
12/01            8,509               7,400
 3/02            8,533               7,430
 6/02            7,389               6,260
 9/02            6,113               5,250
12/02            6,628               5,341
 3/03            6,420               5,351
 6/03            7,408               6,041
 9/03            7,605               6,251
12/02            8,531               6,991
 3/04            8,675               7,042
 6/04            8,824               7,242
 9/04            8,659               6,832
12/04            9,458               7,582



    --------------------------------------------------------
                               Average Annual Return/2/
                             (for the year ended 12/31/04)
    --------------------------------------------------------
                            1 Year 3 Year Since Inception/3/
    --------------------------------------------------------
    Janus Aggressive Growth
    Portfolio--Class A       8.82%    --         0.95%
--  Class B                  8.44%  0.81%       -6.88%
    Class E                  8.58%    --        18.87%
    --------------------------------------------------------
- - S&P 500 Index/1/        10.87%  3.59%       -1.41%
    --------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the Class A shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of Class A shares is 1/2/02. Inception of Class B shares is 2/12/01. Inception of Class E shares is 4/17/03. Index returns are based on an inception date of 1/31/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      11

--------------------------------------------------------------------------------
Lord Abbett America's Value Portfolio               For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


MARKET REVIEW
The economy's real growth rate increased for the third straight year in 2004, rising to over 4 percent from 3 percent in 2003. Leading the economic expansion was robust business spending. Behind the corporate demand for equipment and software were balance sheets flush with cash, a general rise in business confidence and a favorable bonus depreciation schedule.

As corporate America regained its footing, approximately 2.25 million jobs were created, pushing the unemployment rate down to 5.4 percent, nearly 50 basis points below its long-run average. The improved labor market conditions fostered household income growth, which grew nearly in line with the economy and generated a consumer-spending spree that pushed national savings as a percent of gross national income to a 70-year low.

Although valuations were favorable, stocks stumbled throughout much of 2004, before rallying in the fourth quarter. Investors seemingly ignored positive underlying economic fundamentals, as the daily headlines focused on the tight U.S. presidential race and a rich assortment of additional uncertainties.

Oil prices, as measured by spot West Texas Intermediate crude contracts, rose nearly 80 percent between February and October reaching $50 a barrel, before moderating in the final quarter of the year. Investors were also concerned about the twin deficits (budget and trade). The U.S. budget deficit soared, despite increasing tax revenues, reflecting in large part costly outlays in defense spending. U.S. imports continued to exceed exports, resulting in a worsening trade deficit. Whether true or not, the "run-away" deficits were blamed for the late-year weakness in the U.S. dollar, another source of investor concern.

Fortunately, once the elections were over and the price of oil began to moderate, investor sentiment turned bullish, and stocks finished the year in positive territory.

The best performing sectors in 2004 included energy, telecommunication services, and industrials. The energy sector rose along with the price of oil; telecommunications benefited from attractive fundamentals and increased business spending; and industrials profited from the weak dollar, a favorable depreciation schedule, and the strong economy. The worst performing sectors of 2004 were healthcare, information technology, consumer staples, and financials. Pharmaceuticals were hurt late in the year by studies implicating several popular drugs with health risks. Excess capacity in the semiconductor industry detracted from an otherwise solid year for the information technology sector. A rising interest-rate environment weakened financials.

By year-end, the underlying strengths of the economy and a more positive corporate outlook were reflected in a brisk equity rally, as investors finally took note of the above-trend economic growth, improving corporate revenues, stronger balance sheets, greater operating margins and the conservative management practices which were abetting all of the above. In our opinion, the rally was overdue.

Although the economy expanded the most in five years, emotional and speculative fears nearly overwhelmed equities in 2004. Saved by a fourth quarter rally, stocks advanced 9 percent for the year, while business and consumer spending responded defiantly to five interest rate hikes and a near doubling of energy prices.

EQUITY COMPONENT
Stock selection within the materials sector was the primary contributor to relative performance versus the S&P 500 Index/1/ during the twelve-month period ended December 31, 2004. In particular, agricultural products maker Monsanto Co., (1.7% of Portfolio weighting) benefited from strong earnings and better than expected free cash flow generation. Also within the sector, Eastman Chemical Co.'s (2.5% of Portfolio weighting) stock price reacted favorably as the chemical manufacturer announced earnings that were above consensus estimates for both second and third quarter. The earnings surprises led to increased 2004 and 2005 forecasts. Stock selection within the consumer discretionary sector also aided performance. Auto parts distributor Genuine Parts Co. (2.1% of Portfolio weighting) was also a strong performer resulting from their announcement of strong sales and earnings.

Stock selection within the utilities sector detracted from performance. The Portfolio's holdings in general did not keep pace with the S&P 500 Index/2/ returns. Within the sector, weak performer Northeast Utilities (1.9% of Portfolio Weighting) declined after reducing earnings guidance due to aggressive price competition in its unregulated energy business. Additionally, stock selection within the telecomm services sector hurt performance. In particular, shares of SBC Communications, Inc. (2.0% of Portfolio weighting) posted weak returns as investor's concerns increased about wireless and internet- based telephony competition.

BOND COMPONENT
The bond component of the Portfolio benefited from its large allocation to high yield, which represented nearly 60% of the bond portion. A "shortage of yield" continued to support the mid- and lower quality segments of the fixed income market. Although quality spreads have tightened, we believe that this search for yield will continue to fuel demand in these areas. The Portfolio's emphasis on lower rated, high yield bonds proved beneficial during the year. We were overweight on B-rated securities, which tended to outperform BB-rated. Access to capital has allowed companies to improve balance sheet quality and consequently default rates have been quite low. All these factors have helped to increase investors' acceptance of sub-investment grade issues, and thus to compress yield spreads. In a similar fashion, convertible securities benefited from rising earnings and participation in the stock market up trend. Both high yield and convertibles broadly outperformed the aggregate US bond market during the year.

OUTLOOK
In the equities market, the Portfolio continues to focus on the securities that offer high relative value and possess an attractive yield component. This 'bottoms-up' methodology is currently focused on stocks traditionally seen as cyclical--chemicals, paper, retailers and manufacturing companies primarily in North American markets. Lord

--------------------------------------------------------------------------------

                                      12

--------------------------------------------------------------------------------
Lord Abbett America's Value Portfolio               For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


Abbett anticipates the U.S. dollar should continue to weaken and that, combined with a strengthening domestic economy, this trend should benefit the Portfolio's holdings.

We believe in the short-term, the shortage of yield will drive demand for high yield and support our allocation to this sector. While high yield spreads are the tightest seen in many years, we don't think this poses an immediate risk to high yield bonds. We believe fundamentals, such as strong corporate balance sheets and increasing profits, support our constructive view and allocation to high yield debt. Taking a longer-term standpoint we are beginning to feel that high yield valuations could suppress this segment's attractiveness. If spreads continue to compress, we should begin to find value in higher quality segments of the market. Risks to our outlook, such as a surge in inflationary pressures or a dramatic weakening in earnings or the dollar, would prompt us to hasten the transition of the Portfolio to higher quality holdings. We are carefully evaluating each holding as spreads narrow. Issue selection continues to be the key to sustainable performance.

TEAM MANAGED
Note to investors: The Portfolio is managed by a team of investment managers and analysts. The portfolio management team is headed by Edward von der Linde and Christopher J. Towle. Messrs. Von der Linde and Towle, Partners of Lord Abbett, have been with Lord Abbett since 1985 and 1980 respectively.

Note: The views of Lord, Abbett & Co. LLC and the Portfolio's holdings described in this report are as December 31, 2004; these views and Portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities. The Portfolio is not insured by the Federal Deposit Insurance Corporation, is not a deposit or other obligation of, or guaranteed by banks, and is subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the Portfolio, see the Portfolio's Prospectus.
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                         Percent of
             Description                                 Net Assets
             ------------------------------------------------------
             Tupperware Corp.                              2.56%
             ------------------------------------------------------
             Eastman Chemical Co.                          2.41%
             ------------------------------------------------------
             Ameren Corp.                                  2.30%
             ------------------------------------------------------
             Bristol-Myers Squibb Co.                      2.22%
             ------------------------------------------------------
             The ServiceMaster Co.                         2.19%
             ------------------------------------------------------
             H.J. Heinz Co.                                2.11%
             ------------------------------------------------------
             R.R. Donnelley & Sons Co.                     2.10%
             ------------------------------------------------------
             Healthcare Realty Trust, Inc.(REIT)           2.06%
             ------------------------------------------------------
             NiSource, Inc.                                2.06%
             ------------------------------------------------------
             Health Care Property Investors, Inc. (REIT)   2.06%
             ------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Common Stock                              71.2%
Corporate Bonds & Debt Securities         22.7%
Convertible Bonds                          3.5%
Preferred Stock                            2.6%





--------------------------------------------------------------------------------

                                      13

--------------------------------------------------------------------------------
Lord Abbett America's Value Portfolio               For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

               Lord Abbett America's Value Portfolio managed by
                  Lord, Abbett & Co. LLC vs. S&P 500 Index/1/
                           Growth Based on $10,000+

                                    [CHART]



                S&P 500        Lord Abbett America's
                  Index           Value Portfolio
                --------       ---------------------
 5/01/2003      $10,000             $10,000
 6/30/2003       10,662              10,440
 9/30/2003       10,945              10,770
12/31/2003       12,278              12,104
 3/31/2004       12,485              12,524
 6/30/2004       12,700              12,781
 9/30/2004       12,462              13,069
12/31/2004       13,613              14,251




    ---------------------------------------------------------------
                                          Average Annual Return/2/
                                            (for the year ended
                                                 12/31/04)
    ---------------------------------------------------------------
                                          1 Year Since Inception/3/
    ---------------------------------------------------------------
--  Lord Abbett America's Value Portfolio 17.73%      23.64%
    ---------------------------------------------------------------
- - S&P 500 Index/1/                      10.87%      20.32%
    ---------------------------------------------------------------

/1/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of Class B shares is 5/1/03. Index returns are based on an inception date of 4/30/03.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      14

--------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio                For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


MARKET REVIEW
In 2004, the Federal Reserve Board (the Fed) raised interest rates five times to 2.25%, the US dollar suffered a substantial correction, and energy prices spiked to above $50 a barrel, although they have recently settled back to the low-mid $40's area. Despite this, the bond market continued to be quite resilient. High yield and convertible bonds both performed well in 2004. The Merrill Lynch High Yield Master II Index/1/ posted a 10.87% total return and the Merrill Lynch All U.S. Convertible Securities Index/2 /returned 9.61%. Both high yield and convertibles broadly outperformed the aggregate US bond market, with the Lehman Brothers Aggregate Bond Index/3/ posting a 4.34% gain during the twelve-month period ended December 31, 2004. For comparison, the S&P 500 Index/4/ was up 10.88%.

Similar to 2003, in 2004 lower-rated credits outperformed higher-rated credits across all sectors of the high yield market. Within the high yield market, C-rated bonds outperformed B-rated, which outperformed the higher rated BB. In the convertible market, the speculative grade issues beat investment grade issues as well. Even in the high-grade portion of the market, the highest yielding investment grade companies led that sector's advance.

PORTFOLIO REVIEW
The Portfolio benefited from its large allocation to high yield, which represented approximately 65% of the Portfolio. A "shortage of yield" continued to support the mid- and lower quality segments of the fixed income market. Although quality spreads have tightened, we believe that this search for yield will continue to fuel demand in these areas. The Portfolio's emphasis on lower rated, high yield bonds proved beneficial during the year. We were overweight on B-rated securities, which tended to outperform BB-rated. Access to capital has allowed companies to improve balance sheet quality and consequently default rates have been quite low. All these factors have helped to increase investors' acceptance of sub-investment grade issues, and thus to compress yield spreads. In a similar fashion, convertible securities benefited from rising earnings and participation in the stock market up trend. Both high yield and convertibles broadly outperformed the aggregate US bond market during the twelve-month period ended December 31, 2004.

OUTLOOK
We believe in the short-term, the shortage of yield will drive demand for high yield and support our allocation to this sector. While high yield spreads are the tightest seen in many years, we don't think this poses an immediate risk to high yield bonds. We believe fundamentals, such as strong corporate balance sheets and increasing profits, support our constructive view and allocation to high yield debt. Taking a longer-term standpoint we are beginning to feel that high yield valuations could suppress this segment's attractiveness. If spreads continue to compress, we should begin to find value in higher quality segments of the market. Risks to our outlook, such as a surge in inflationary pressures or a dramatic weakening in earnings or the dollar, would prompt us to hasten the transition of the Portfolio to higher quality holdings. We are carefully evaluating each holding as spreads narrow. Issue selection continues to be the key to sustainable performance.

CHRISTOPHER J. TOWLE
Portfolio Manager and Partner
Lord, Abbett & Co. LLC

Note: The views of Lord, Abbett & Co. LLC and the Portfolio's holdings described in this report are as of December 31, 2004; these views and Portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities. The Portfolio is not insured by the Federal Deposit Insurance Corporation, is not a deposit or other obligation of, or guaranteed by banks, and is subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the Portfolio, see the Portfolio's Prospectus.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                           Percent of
          Description                                      Net Assets
          -----------------------------------------------------------
          Fisher Scientific International, Inc.              0.90%
          -----------------------------------------------------------
          Federal Home Loan Mortgage Corp.                   0.78%
          -----------------------------------------------------------
          Qwest Capital Funding, Inc.                        0.76%
          -----------------------------------------------------------
          Federal National Mortgage Assoc. (6.0% 05/01/33)   0.76%
          -----------------------------------------------------------
          Federal National Mortgage Assoc. (6.0% 08/01/34)   0.75%
          -----------------------------------------------------------
          United States Treasury Note                        0.72%
          -----------------------------------------------------------
          DST Systems, Inc.                                  0.69%
          -----------------------------------------------------------
          Insight Communications Co., Inc.                   0.66%
          -----------------------------------------------------------
          Placer Dome, Inc.                                  0.65%
          -----------------------------------------------------------
          SEMCO Energy, Inc.                                 0.65%
          -----------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]


U.S. Government Agency Obligations     3.9%
Equity Securities                      3.6%
Corporate Bonds                       92.5%



--------------------------------------------------------------------------------

                                      15

--------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio                For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


  Lord Abbett Bond Debenture Portfolio managed by Lord, Abbett & Co. LLC vs.
                                Lehman Brothers
  Aggregate Bond Index/3/ and Credit Suisse First Boston High Yield Index/5/
                           Growth Based on $10,000+

                                    [CHART]


                 First Boston
                  High Yield       Lehman Brothers       Lord Abbett Bond
                   Index              Bond Index       Debenture Portfolio
                 ------------      ---------------      -------------------
 05/1/1996         $10,000            $10,000               $10,000
05/31/1996          10,081                                   10,000
06/30/1996          10,103             10,114                10,201
09/30/1996          10,482             10,300                10,790
12/31/1996          10,945             10,609                11,288
03/31/1997          11,106             10,550                11,432
06/30/1997          11,585             10,938                12,147
09/30/1997          12,130             11,302                12,778
12/31/1997          12,326             11,636                13,052
03/31/1998          12,697             11,815                13,709
06/30/1998          12,857             12,091                13,791
09/30/1998          12,067             12,603                13,197
12/31/1998          12,397             12,646                13,869
03/31/1999          12,601             12,581                14,082
06/30/1999          12,747             12,470                14,004
09/30/1999          12,543             12,555                13,812
12/31/1999          12,804             12,540                14,341
03/31/2000          12,639             12,817                14,479
06/30/2000          12,695             13,039                14,551
09/30/2000          12,782             13,433                14,871
12/31/2000          12,135             13,998                14,465
03/31/2001          12,733             14,422                14,859
06/30/2001          12,654             14,503                14,782
09/30/2001          12,151             15,173                14,180
12/31/2001          12,837             15,179                15,010
03/31/2002          13,159             15,194                15,089
06/30/2002          12,857             15,757                14,585
09/30/2002          12,494             16,480                14,264
12/31/2002          13,234             16,739                14,950
03/31/2003          14,148             16,971                15,505
06/30/2003          15,526             17,396                16,629
09/30/2003          15,998             17,371                16,950
12/31/2003          16,931             17,427                17,867
03/31/2004          17,383             17,889                18,194
06/30/2004          17,350             17,452                18,001
09/30/2004          18,131             18,011                18,595
12/31/2004          18,958             18,182                19,374



    ------------------------------------------------------------------
                                      Average Annual Return/6/
                                   (for the year ended 12/31/04)
    ------------------------------------------------------------------
                               1 Year 3 Year 5 Year Since Inception/7/
    ------------------------------------------------------------------
    Lord Abbett Bond Debenture
    Portfolio--Class A          8.43%  8.86%  6.20%       7.93%
--  Class B                     8.17%  8.62%    --        7.11%
    Class E                     8.25%    --     --        9.36%
    ------------------------------------------------------------------
    Lehman Brothers
- - Aggregate Bond Index/3/     4.34%  6.20%  7.71%       7.14%
    ------------------------------------------------------------------
    Credit Suisse First Boston
--  High Yield Index/5/        11.96% 13.88%  8.17%       7.66%
    ------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B and Class E shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and Yankee high-yield bonds (dollar-denominated bonds issued in the U.S. by foreign banks and corporations), including deferred-interest bonds and payment in-kind securities. Issues included in the index have maturities of one year or more, and have a credit rating lower than BBB-/Baa3, but are not in default.

/2/Merrill Lynch All U.S. Convertible Securities Index is a market capitalization-weighted index of domestic corporate convertible securities that are convertible to common stock only.

/3/The Lehman Brothers Aggregate Bond Index is a broad measure of the performance of the taxable bonds in the U.S. market, with maturities of at least one year. The Index does not include fees or expenses and is not available for direct investment.

/4/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/5/The Credit Suisse First Boston High Yield Index is an unmanaged index representative of lower rated debt, including straight-preferred stocks. The Index does not include fees or expenses and is not available for direct investment.

/6/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/7/Inception of the Class A shares is 5/1/96. Inception of the Class B shares is 4/3/01. Inception date Class E shares is 4/2/02. Index returns are based on an inception date of 5/1/96.

A NOTE ABOUT RISK: The Portfolio has the ability to invest up to 80% of total assets in debt securities, which may include high-yield debt securities. The risks of high-yield debt securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. In addition, the Portfolio may invest up to 20% of net assets at market value in equity securities of large cap companies including common stock, preferred stock, convertible preferred stock, warrants and similar investments. In addition the Portfolio may invest up to 20% of net assets at market value in debt and equity securities primarily traded in foreign countries. Foreign securities markets may not be subject to the same degree of regulation as U.S. markets and may be more volatile and less liquid than major U.S. markets. Foreign investments are subject to currency exposure. These and other risks are more fully described in the prospectus. There can be no assurance that the Portfolio will meet its investment objective.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      16

--------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

MARKET REVIEW
The economy's real growth rate increased for the third straight year in 2004, rising to over 4 percent from 3 percent in 2003. Leading the economic expansion was robust business spending. Behind the corporate demand for equipment and software were balance sheets flush with cash, a general rise in business confidence and a favorable bonus depreciation schedule.

As corporate America regained its footing, approximately 2.25 million jobs were created, pushing the unemployment rate down to 5.4 percent, nearly 50 basis points below its long-run average. The improved labor market conditions fostered household income growth, which grew nearly in line with the economy and generated a consumer-spending spree that pushed national savings as a percent of gross national income to a 70-year low.

Although valuations were favorable, stocks stumbled throughout much of 2004, before rallying in the fourth quarter. Investors seemingly ignored positive underlying economic fundamentals, as the daily headlines focused on the tight U.S. presidential race and a rich assortment of additional uncertainties.

Oil prices, as measured by spot West Texas Intermediate crude contracts, rose nearly 80 percent between February and October reaching $50 a barrel, before moderating in the final quarter of the year. Investors were also concerned about the twin deficits (budget and trade). The U.S. budget deficit soared, despite increasing tax revenues, reflecting in large part costly outlays in defense spending. U.S. imports continued to exceed exports, resulting in a worsening trade deficit. Whether true or not, the "run-away" deficits were blamed for the late-year weakness in the U.S. dollar, another source of investor concern.

Fortunately, once the elections were over and the price of oil began to moderate, investor sentiment turned bullish, and stocks finished the year in positive territory.

The best performing sectors in 2004 included energy, telecommunication services, and industrials. The energy sector rose along with the price of oil; telecommunications benefited from attractive fundamentals and increased business spending; and industrials profited from the weak dollar, a favorable depreciation schedule, and the strong economy. The worst performing sectors of 2004 were healthcare, information technology, consumer staples, and financials. Pharmaceuticals were hurt late in the year by studies implicating several popular drugs with health risks. Excess capacity in the semiconductor industry detracted from an otherwise solid year for the information technology sector. A rising interest-rate environment weakened financials.

By year-end, the underlying strengths of the economy and a more positive corporate outlook were reflected in a brisk equity rally, as investors finally took note of the above-trend economic growth, improving corporate revenues, stronger balance sheets, greater operating margins and the conservative management practices which were abetting all of the above. In our opinion, the rally was overdue.

Although the economy expanded the most in five years, emotional and speculative fears nearly overwhelmed equities in 2004. Saved by a fourth quarter rally, stocks advanced 9 percent for the year, while business and consumer spending responded defiantly to five interest rate hikes and a near doubling of energy prices.

PORTFOLIO REVIEW
Stock selection within the information technology sector aided performance relative to the S&P 500 Index/1./ Apple Computer, Inc., (1.1% of Portfolio weighting) and Motorola (1.9% of Portfolio weighting) both benefited from solid quarterly earnings announcements based on strong product sales throughout the year. Within the consumer staples sector, Kraft Foods, Inc.,--Class A, (1.9% of Portfolio weighting) share price increased in response to positive industry news. Finally, stock selection within the industrials sector aided performance relative to the S&P 500 Index, during the twelve-month period ending December 31, 2004. Deere & Co., (2.8% of Portfolio weighting) announced a higher-than-expected fiscal fourth quarter earnings forecast which increased share price.

Within the consumer discretionary sector, Clear Channel Communications, Inc., (1.0% of Portfolio weighting) and Tribune Co. (1.0% of Portfolio weighting) were hurt by circulation declines and weak advertising sales. Stock selection within the financials sector detracted from relative performance as Bank of America Corp. (1.0% of Portfolio weighting) was hurt by on-going litigation with an international food company.

OUTLOOK
During the twelve-month period ended December 31, 2004, the Portfolio added selectively to the industrials, health care and consumer staples sectors, while slightly reducing the Fund's exposure to the consumer discretionary sector. The Portfolio continues to maintain a bias toward basic materials and industrial companies. Lord Abbett continues to implement the disciplined investment process and philosophy that has guided our firm for over seventy years.

TEAM MANAGED
Note to investors: The Portfolio is managed by a team of investment managers and analysts. The portfolio management team is headed by Robert G. Morris, W. Thomas Hudson, Jr. and Eli Salzman. Messrs. Morris, Hudson and Salzman, Partners of Lord Abbett, have been in the investment business since 1971, 1965 and 1986 respectively.

Note: The views of Lord, Abbett & Co. LLC and the Portfolio's holdings described in this report are as of December 31, 2004; these views and the Portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities. The Portfolio is not insured by the Federal Deposit Insurance Corporation is not a deposit or other obligation of, or guaranteed by banks, and is subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the Portfolio, see the Portfolio's Prospectus.

--------------------------------------------------------------------------------

                                      17

--------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                  Percent of
                    Description                   Net Assets
                    ----------------------------------------
                    Exxon Mobil Corp.               5.55%
                    ----------------------------------------
                    Deere & Co.                     2.84%
                    ----------------------------------------
                    J.P. Morgan Chase & Co.         2.58%
                    ----------------------------------------
                    General Electric Co.            2.45%
                    ----------------------------------------
                    International Paper Co.         2.26%
                    ----------------------------------------
                    E.I. du Pont de Nemours & Co.   2.03%
                    ----------------------------------------
                    Walt Disney Co.                 2.01%
                    ----------------------------------------
                    EMC Corp.                       1.94%
                    ----------------------------------------
                    Motorola, Inc.                  1.90%
                    ----------------------------------------
                    Kraft Foods, Inc. Class A       1.89%
                    ----------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Basic Materials             9.8%
Communications              7.1%
Cyclical                    6.7%
Energy                     12.2%
Financials                 17.4%
Industrials                19.0%
Non-Cyclical               20.1%
Technology                  7.1%
Utilities                   0.6%


--------------------------------------------------------------------------------

                                      18

--------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

              Lord Abbett Growth and Income Portfolio managed by
                  Lord, Abbett & Co. LLC vs. S&P 500 Index/1/
                           Growth Based on $10,000+

                                    [CHART]

             S&P MidCap 500/                        Lord Abbett Growth
             BARRA Value Index     S&P 500 Index    and Income Portfolio
             -------------------   -------------    --------------------
12/11/1989         $10,000             $10,000           $10,000
12/31/1989          10,210              10,215
03/31/2000          42,738              55,672            45,130
06/30/2000          40,904              54,191            44,336
09/30/2000          44,508              53,665            47,921
12/31/2000          45,233              49,463            51,971
03/31/2001          42,279              43,597            47,127
06/30/2001          44,144              46,148            49,814
09/30/2001          36,993              39,373            42,989
12/31/2001          39,937              43,582            48,973
03/31/2002          40,464              43,704            50,927
06/30/2002          36,155              37,848            45,397
09/30/2002          28,758              31,308            36,408
12/31/2002          31,605              33,950            40,184
03/31/2003          29,863              32,881            38,074
06/30/2003          35,490              37,944            44,851
09/30/2003          36,391              38,950            46,233
12/31/2003          41,653              43,694            52,664
03/31/2004          43,048              44,432            53,917
06/30/2004          43,389              45,196            54,650
09/30/2004          43,840              44,351            53,595
12/31/2004          48,193              48,445            59,475




    ------------------------------------------------------------------
                                  Average Annual Return/2/
                               (for the year ended 12/31/04)
    ------------------------------------------------------------------
                       1 Year 3 Year 5 Year 10 Year Since Inception/3/
    ------------------------------------------------------------------
    Lord Abbett
    Growth and Income
    Portfolio--Class A 12.92%  6.67%  5.58%  12.81%       12.56%
--  Class B            12.65%  6.44%    --      --         6.97%
    ------------------------------------------------------------------
- - S&P 500 Index/1/   10.87%  3.59% -2.30%  12.07%       11.05%
    ------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 12/11/89. Returns shown for the Class A shares are the historical returns of the Lord Abbett Growth & Income Portfolio of Cova Series Trust (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). Inception of the Class B shares is 3/22/01. Index returns are based on an inception date of 12/11/89.

A NOTE ABOUT RISK: The Portfolio may invest up to 10% of gross assets at market value in securities primarily traded in foreign countries. Foreign securities markets may not be subject to the same degree of regulation as U.S. markets and may be more volatile and less liquid than major U.S. markets. Foreign investments are subject to currency exposure. These and other risks are more fully described in the prospectus. There can be no assurance that the Portfolio will meet its investment objective.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      19

--------------------------------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio          For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


MARKET REVIEW
The economy's real growth rate increased for the third straight year in 2004, rising to over 4 percent from 3 percent in 2003. Leading the economic expansion was robust business spending. Behind the corporate demand for equipment and software were balance sheets flush with cash, a general rise in business confidence and a favorable bonus depreciation schedule.

As corporate America regained its footing, approximately 2.25 million jobs were created, pushing the unemployment rate down to 5.4 percent, nearly 50 basis points below its long-run average. The improved labor market conditions fostered household income growth, which grew nearly in line with the economy and generated a consumer-spending spree that pushed national savings as a percent of gross national income to a 70-year low.

Although valuations were favorable, stocks stumbled throughout much of 2004, before rallying in the fourth quarter. Investors seemingly ignored positive underlying economic fundamentals, as the daily headlines focused on the tight U.S. presidential race and a rich assortment of additional uncertainties.

Oil prices, as measured by spot West Texas Intermediate crude contracts, rose nearly 80 percent between February and October reaching $50 a barrel, before moderating in the final quarter of the year. Investors were also concerned about the twin deficits (budget and trade). The U.S. budget deficit soared, despite increasing tax revenues, reflecting in large part costly outlays in defense spending. U.S. imports continued to exceed exports, resulting in a worsening trade deficit. Whether true or not, the "run-away" deficits were blamed for the late-year weakness in the U.S. dollar, another source of investor concern.

Fortunately, once the elections were over and the price of oil began to moderate, investor sentiment turned bullish, and stocks finished the year in positive territory.

The best performing sectors in 2004 included energy, telecommunication services, and industrials. The energy sector rose along with the price of oil; telecommunications benefited from attractive fundamentals and increased business spending; and industrials profited from the weak dollar, a favorable depreciation schedule, and the strong economy. The worst performing sectors of 2004 were healthcare, information technology, consumer staples, and financials. Pharmaceuticals were hurt late in the year by studies implicating several popular drugs with health risks. Excess capacity in the semiconductor industry detracted from an otherwise solid year for the information technology sector. A rising interest-rate environment weakened financials.

By year-end, the underlying strengths of the economy and a more positive corporate outlook were reflected in a brisk equity rally, as investors finally took note of the above-trend economic growth, improving corporate revenues, stronger balance sheets, greater operating margins and the conservative management practices which were abetting all of the above. In our opinion, the rally was overdue.

Although the economy expanded the most in five years, emotional and speculative fears nearly overwhelmed equities in 2004. Saved by a fourth quarter rally, stocks advanced 9 percent for the year, while business and consumer spending responded defiantly to five interest rate hikes and a near doubling of energy prices.

PORTFOLIO REVIEW
After experiencing significant volatility for much of 2004, equity markets rallied sharply in the fourth quarter. The rally gained strength, as we had anticipated, as the uncertainty surrounding the presidential election subsided. Small and Mid-cap stocks outperformed Large-cap stocks for the year, with the 20.2% gain of the Russell Midcap Index/ 1/easily outpacing the 10.9% return of the S&P 500 Index/ 2/ Value indexes significantly outperformed growth indexes across all market capitalizations last year. For 2004 as a whole, the Russell Midcap Value Index/ 3/ gained 23.7%, while the Russell Midcap Growth Index/ 4 /returned 15.5%.

The Portfolio suffered from disappointing stock selection during the twelve-month period ended December 31, 2004. The most significant detractor from the Portfolio's relative performance in 2004 compared to the Russell Midcap Growth Index was stock selection within the healthcare sector. Watson Pharmaceuticals, Inc., (no longer held), a specialty pharmaceutical company, declined due to disappointing sales in the women's health segment, and less favorable generic pricing environment. Additionally, Omnicare, Inc. (0.7% of Portfolio weighting), a provider of pharmaceutical care for seniors, fell upon reporting significantly lower gross margins caused by pricing competition and Medicare price ceilings.

Stock selection within the consumer discretionary sector was also a detractor from performance. Entercom Communications Corp. (no longer held), an owner and operator of radio stations nationwide, was hurt by slumping advertising revenue during the (typically strong) presidential election season.

The most significant contributor to the Portfolio's relative performance compared to the Russell Midcap Growth Index during 2004 was stock selection within the auto and transportation sector. Landstar Systems, Inc. (0.8% of Portfolio weighting), which provides transportation services to shippers, gained during the twelve-month period ended December 31, 2004 as the company reported a significant increase in revenue due in part to services it provided following the hurricanes that hit the Southeast.

The Portfolio also benefited from stock selection within the technology sector. CACI International, Inc., (1.8% of Portfolio weighting), an IT services company with exposure to the defense and government sectors, increased during the second half of the year due to steady growth businesses. Finally, TIBCO Software, Inc. (no longer held), a business integration company, appreciated due to solid earnings resulting from firmer demand for enterprise-wide software installations.

OUTLOOK
Moving forward into 2005, we expect the economy to grow at a healthy pace. However, as the Federal Reserve Board continues to

--------------------------------------------------------------------------------

                                      20

--------------------------------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio          For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


incrementally raise short-term interest rates to starve off any inflationary threats, we believe corporate earnings growth will taper off from their multi-year peak that happened in mid-2004. As the broad stock markets finished strong at the end of 2004, we are beginning to take profits in many stocks in the Portfolio where, in our opinion, valuations are now full. We are looking to re-allocate capital into areas of the market less exploited and more attractively valued.

KEVIN P. FERGUSON
Portfolio Manager and Partner
Lord, Abbett & Co. LLC

Note: The views of Lord, Abbett & Co. LLC and the Portfolio's holdings described in this report are as of December 31, 2004; these views and Portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities. The Portfolio is not insured by the Federal Deposit Insurance Corporation, is not a deposit or other obligation of, or guaranteed by banks, and is subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the Portfolio, see the Portfolio's Prospectus.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                     Percent of
                 Description                         Net Assets
                 ----------------------------------------------
                 CIT Group, Inc.                       2.02%
                 ----------------------------------------------
                 Nextel Partners, Inc.                 2.01%
                 ----------------------------------------------
                 Ingersoll-Rand Co.                    1.97%
                 ----------------------------------------------
                 Avaya, Inc.                           1.88%
                 ----------------------------------------------
                 Affiliated Managers Group, Inc.       1.88%
                 ----------------------------------------------
                 CACI International, Inc.              1.78%
                 ----------------------------------------------
                 Weatherford International, Ltd.       1.71%
                 ----------------------------------------------
                 Invitrogen Corp.                      1.64%
                 ----------------------------------------------
                 Take-Two Interactive Software, Inc.   1.57%
                 ----------------------------------------------
                 Advance Auto Parts, Inc.              1.57%
                 ----------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Non-Cyclical                                                      30.2%
Industrials                                                       17.1%
Technology                                                        15.1%
Financials                                                        10.7%
Cyclical                                                          10.2%
Communications                                                     8.6%
Energy                                                             5.0%
Basic Materials                                                    3.1%


--------------------------------------------------------------------------------

                                      21

--------------------------------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio          For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

             Lord Abbett Growth Opportunities Portfolio managed by
           Lord, Abbett & Co. LLC vs. Russell Midcap Growth Index/4/
                           Growth Based on $10,000+

                                    [CHART]

                   Russell Midcap            Lord Abbett Growth
                   Growth Index            Opportunities Portfolio
                ---------------------      -----------------------
 2/12/2001             $10,000                   $10,000
 3/31/2001               7,729                     8,440
 6/30/2001               8,979                     9,640
 9/30/2001               6,483                     7,710
12/31/2001               8,237                     8,930
 3/31/2002               8,092                     8,720
 6/30/2002               6,614                     7,800
 9/30/2002               5,478                     6,570
12/31/2002               5,980                     6,750
 3/31/2003               5,979                     6,770
 6/30/2003               7,101                     7,950
 9/30/2003               7,609                     8,160
12/31/2003               8,535                     9,160
 3/31/2004               8,948                     9,460
 6/30/2004               9,042                     9,471
 9/30/2004               8,650                     9,030
12/31/2004               9,856                    10,300



    -----------------------------------------------------------------
                                        Average Annual Return/5/
                                      (for the year ended 12/31/04)
    -----------------------------------------------------------------
                                     1 Year 3 Year Since Inception/6/
    -----------------------------------------------------------------
    Lord Abbett Growth
    Opportunities Portfolio--Class A 12.76%  5.23%        2.34%
--  Class B                          12.45%  4.87%        0.76%
    -----------------------------------------------------------------
- - Russell Midcap Growth Index/4/   15.48%  6.16%       -0.37%
    -----------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the Class A shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Russell Midcap Index is an unmanaged index and measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $4.2 billion; the median market capitalization was approximately $3.2 billion. The largest company in the Index had a market capitalization of $12.4 billion. The Index does not include fees or expenses and is not available for direct investment.

/2/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/The Russell Midcap Value Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Index does not include fees or expenses and is not available for direct investment.

/4/The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. The Index does not include fees or expenses and is not available for direct investment.

/5/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/6/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Index returns are based on an inception date of 2/12/01.

A NOTE ABOUT RISK: The Portfolio invests primarily in common stocks of mid-sized companies with market capitalizations between $1 billion and $10 billion, which tend to be more volatile and can be less liquid than other types of stocks. Also, mid-cap companies may have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Portfolio performance.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      22

--------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


MARKET REVIEW
The economy's real growth rate increased for the third straight year in 2004, rising to over 4 percent from 3 percent in 2003. Leading the economic expansion was robust business spending. Behind the corporate demand for equipment and software were balance sheets flush with cash, a general rise in business confidence and a favorable bonus depreciation schedule.

As corporate America regained its footing, approximately 2.25 million jobs were created, pushing the unemployment rate down to 5.4 percent, nearly 50 basis points below its long-run average. The improved labor market conditions fostered household income growth, which grew nearly in line with the economy and generated a consumer-spending spree that pushed national savings as a percent of gross national income to a 70-year low.

Although valuations were favorable, stocks stumbled throughout much of 2004, before rallying in the fourth quarter. Investors seemingly ignored positive underlying economic fundamentals, as the daily headlines focused on the tight U.S. presidential race and a rich assortment of additional uncertainties.

Oil prices, as measured by spot West Texas Intermediate crude contracts, rose nearly 80 percent between February and October reaching $50 a barrel, before moderating in the final quarter of the year. Investors were also concerned about the twin deficits (budget and trade). The U.S. budget deficit soared, despite increasing tax revenues, reflecting in large part costly outlays in defense spending. U.S. imports continued to exceed exports, resulting in a worsening trade deficit. Whether true or not, the "run-away" deficits were blamed for the late-year weakness in the U.S. dollar, another source of investor concern.

Fortunately, once the elections were over and the price of oil began to moderate, investor sentiment turned bullish, and stocks finished the year in positive territory.

The best performing sectors in 2004 included energy, telecommunication services, and industrials. The energy sector rose along with the price of oil; telecommunications benefited from attractive fundamentals and increased business spending; and industrials profited from the weak dollar, a favorable depreciation schedule, and the strong economy. The worst performing sectors of 2004 were healthcare, information technology, consumer staples, and financials. Pharmaceuticals were hurt late in the year by studies implicating several popular drugs with health risks. Excess capacity in the semiconductor industry detracted from an otherwise solid year for the information technology sector. A rising interest-rate environment weakened financials.

By year-end, the underlying strengths of the economy and a more positive corporate outlook were reflected in a brisk equity rally, as investors finally took note of the above-trend economic growth, improving corporate revenues, stronger balance sheets, greater operating margins and the conservative management practices which were abetting all of the above. In our opinion, the rally was overdue.

Although the economy expanded the most in five years, emotional and speculative fears nearly overwhelmed equities in 2004. Saved by a fourth quarter rally, stocks advanced 9 percent for the year, while business and consumer spending responded defiantly to five interest rate hikes and a near doubling of energy prices.

PORTFOLIO REVIEW
Stock selection within the materials and processing sector was the primary contributor to relative performance versus the Russell Midcap Index/1 /during the twelve-month period ended December 31, 2004. Agricultural products maker Monsanto Co. (2.0% of Portfolio weighting) performed well, as the result of strong earnings and better than expected free cash flow generation. The combination of an underweight position and stock selection within the technology sector also aided performance. The underweight position is a result of our bottom up fundamental process, and what we believe to be a lack of attractive candidates as opposed to a conscious top down decision to underweight the sector as a whole. Security software maker McAfee Inc.'s (1.8% of Portfolio weighting) stock price advanced as evidence mounted of a successful company turnaround and continued favorable demand for security software. Stock selection within the producer durables sector also aided performance. Portfolio holding Cummins (1.4% of Portfolio weighting), a maker of gas, diesel and electric engines, performed well as earnings exceeded expectations due to revenue increases, expanding margins and increased product demand.

The primary detractor from performance during the twelve-month period ended December 31, 2004 was the combination of stock selection and a relative underweight position within the financial services sector. In general, Portfolio holdings within this sector failed to keep pace with Index returns. Stock selection within the utilities sector also detracted from performance. In particular, shares of Northeast Utilities (1.3% of Portfolio weighting) declined after reducing earnings guidance due to aggressive price competition in its unregulated energy business. Additionally, within the consumer discretionary sector, shares of a clothing and apparel designer Tommy Hilfiger Corp. (0.9% of Portfolio weighting) were hurt as investors reacted to news of investigations regarding past tax practices.

OUTLOOK
We believe that we are in the middle of an economic expansion cycle, which is progressing unevenly across industries. There are pockets of supply/demand imbalances that are allowing some of the Portfolio companies to raise prices, leading to rising profitability. These pockets include such diverse areas as oilfield services, crop nutrients, coated paper, and plywood. There are also some Portfolio companies whose profitability is rising due to strong and/or improving demand for their offerings such as voice over IP telephony, security software, large scale truck engines, mail order prescriptions and eye care solutions. Finally, there are individual company situations where management is reversing poor decisions and taking proactive measures that we believe will improve profitability and generate shareholder value. We continue to find and invest the Portfolio's assets in all of these types of situations.

EDWARD VON DER LINDE
Portfolio Manager, Partner
Lord, Abbett & Co. LLC

--------------------------------------------------------------------------------

                                      23

--------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------



Note: The views of Lord, Abbett & Co. LLC and the Portfolio's holdings described in this report are as of December 31, 2004; these views and the Portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities. The Portfolio is not insured by the Federal Deposit Insurance Corporation, is not a deposit or other obligation of, or guaranteed by banks, and is subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the Portfolio, see the Portfolio's Prospectus.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                Percent of
                     Description                Net Assets
                     -------------------------------------
                     Eastman Chemical Co.         2.74%
                     -------------------------------------
                     SAFECO Corp.                 2.55%
                     -------------------------------------
                     Genuine Parts Co.            2.34%
                     -------------------------------------
                     Halliburton Co.              2.29%
                     -------------------------------------
                     Pactiv Corp.                 2.14%
                     -------------------------------------
                     Georgia-Pacific Corp.        2.11%
                     -------------------------------------
                     Hubbell, Inc. Class B        2.05%
                     -------------------------------------
                     R.R. Donnelley & Sons Co.    2.04%
                     -------------------------------------
                     Archer-Daniels-Midland Co.   2.01%
                     -------------------------------------
                     Monsanto Co.                 2.00%
                     -------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Cyclical                                                          18.0%
Basic Materials                                                   15.7%
Financials                                                        14.9%
Non-Cyclical                                                      12.4%
Industrials                                                       10.8%
Energy                                                            10.8%
Communications                                                     7.3%
Technology                                                         5.7%
Utilities                                                          4.4%


--------------------------------------------------------------------------------

                                      24

--------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 For the year ended 12/31/04
Managed by Lord, Abbett & Co. LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

                Lord Abbett Mid-Cap Value Portfolio managed by
  Lord, Abbett & Co. LLC vs. Russell Midcap Index/1/ and S&P MidCap 400/Barra
                                Value Index/2/
                           Growth Based on $10,000+


                                     [CHART]


                  S&P 400                                 Lord Abbett
               MidCap/BARRA           Russell            Mid-Cap Value
                Value Index         MidCap Index           Portfolio
              --------------     ----------------        -------------
08/20/1997        $10,000              $10,000              $10,000
09/30/1997         10,630               10,561               10,440
12/31/1997         11,204               10,678               10,490
03/31/1998         12,306               11,833               11,361
06/30/1998         11,797               11,654               11,308
09/30/1998         10,169                9,927                9,383
12/31/1998         11,727               11,757               10,606
03/31/1999         10,783               11,702               10,125
06/30/1999         12,392               12,973               11,829
09/30/1999         11,185               11,858               10,940
12/31/1999         12,000               13,902               11,211
03/31/2000         12,752               15,304               12,366
06/30/2000         12,413               14,614               13,198
09/30/2000         14,033               15,609               14,890
12/31/2000         15,431               15,049               17,139
03/31/2001         14,811               13,470               16,703
06/30/2001         16,497               14,754               17,659
09/30/2001         14,351               12,119               16,267
12/31/2001         16,436               14,203               18,527
03/31/2002         18,068               14,807               19,674
06/30/2002         17,007               13,393               18,472
09/30/2002         13,864               11,031               15,754
12/31/2002         14,775               11,904               16,802
03/31/2003         13,918               11,623               15,426
06/30/2003         16,588               13,746               17,910
09/30/2003         17,782               14,631               18,796
12/31/2003         20,716               16,675               21,196
03/31/2004         21,862               17,532               22,625
06/30/2004         22,122               17,786               23,245
09/30/2004         21,949               17,637               23,317
12/31/2004         24,638               20,046               26,458






    ----------------------------------------------------------------
                                    Average Annual Return/3/
                                 (for the year ended 12/31/04)
    ----------------------------------------------------------------
                             1 Year 3 Year 5 Year Since Inception/4/
    ----------------------------------------------------------------
    Lord Abbett Mid-Cap
    Value Portfolio--Class A 24.82% 12.61% 18.74%       14.12%
--  Class B                  24.50% 12.32%    --        12.94%
    ----------------------------------------------------------------
    S&P MidCap 400/Barra
- - Value Index/2/           18.93% 14.45% 15.47%       12.93%
    ----------------------------------------------------------------
--  Russell Midcap Index/1/  20.22% 12.17%  7.59%        9.89%
    ----------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Russell Midcap Index is an unmanaged index and measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $4.2 billion; the median market capitalization was approximately $3.2 billion. The largest company in the Index had a market capitalization of $12.4 billion. The Index does not include fees or expenses and is not available for direct investment.

/2/The S&P MidCap 400/Barra Value Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The blended Index is constructed by selecting the stocks in each index with high book-to-price ratios. Indices cited are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class A shares is 8/20/97. Inception of the Class B shares is 4/3/01. The Russell Mid Cap Index returns are based on an inception date of 8/20/97. The S&P 400 Mid-Cap/BARRA Value Index returns are based on an inception date of 8/1/97.

A NOTE ABOUT RISK: The Portfolio may invest up to 10% of net assets at market value in securities primarily traded in foreign countries. Foreign securities markets may not be subject to the same degree of regulation as U.S. markets and may be more volatile and less liquid than major U.S. markets. Foreign investments are subject to currency exposure. These and other risks are more fully described in the prospectus. There can be no assurance that the Portfolio will meet its investment objective.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      25

--------------------------------------------------------------------------------
MetLife Aggressive Strategy Portfolio          For the period ending 12/31/2004
Managed by Met Investors Advisory LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


The MetLife Asset Allocation Program (MAAP) is a "fund-of-funds" asset allocation program which first became available within MetLife Investors' variable insurance products on November 19, 2004. The five individual Portfolios that comprise the MAAP commenced operations on November 3, 2004.

The MetLife Aggressive Strategy Portfolio is considered the most aggressive of the five portfolios and has a macro asset class composition of 95% equity investments and 5% cash/equivalents. Considering that no single index or benchmark can accurately capture the multiple asset class design of the MetLife Aggressive Strategy Portfolio, we have created a blended benchmark comprised of several indices for use in portfolio construction and performance evaluation purposes. Specifically, the blended benchmark for the MetLife Aggressive Strategy Portfolio consists of a 76% allocation to the Wilshire 5000 Index/1/, a 19% allocation to the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE)/2/, and a 5% allocation to the Citigroup (CG) 3-Month Treasury-Bill Index/3/.

Due to the short operational history of the MetLife Aggressive Strategy Portfolio, commentary will not be provided except to state that the Portfolio has experienced positive net cash flows. As of December 31, 2004, the Portfolio had approximately $300 million in assets under management.
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                       Percent of
                             Description               Net Assets
               --------------------------------------------------
               Lord Abbett Growth and Income Portfolio   18.99%
               --------------------------------------------------
               Davis Venture Value Portfolio             17.89%
               --------------------------------------------------
               Janus Aggressive Growth Portfolio         12.04%
               --------------------------------------------------
               Harris Oakmark International Portfolio    10.05%
               --------------------------------------------------
               Third Avenue Small Cap Value Portfolio     8.04%
               --------------------------------------------------
               MFS Research International Portfolio       7.06%
               --------------------------------------------------
               Met Series Jennison Growth Portfolio       6.97%
               --------------------------------------------------
               Harris Oakmark Focused Value Portfolio     4.99%
               --------------------------------------------------
               Met/AIM Small Cap Growth Portfolio         4.00%
               --------------------------------------------------
               PIMCO PEA Innovation Portfolio             3.95%
               --------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Registered Investment Company 100.0%

--------------------------------------------------------------------------------

                                      26

--------------------------------------------------------------------------------
MetLife Aggressive Strategy Portfolio          For the period ending 12/31/2004
Managed by Met Investors Advisory LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


       MetLife Aggressive Strategy Portfolio vs. Aggressive Benchmark/4/

                                     [CHART]

                                            Aggressive
               Aggressive Benchmark        Strategy Fund
               --------------------        -------------
 11/3/04             $10,000                   $10,000
12/31/04              10,867                    10,715


    -----------------------------------------------------------
                                     Cumulative Return/5/
                                (for the period ended 12/31/04)
    -----------------------------------------------------------
                                      Since Inception/6/
    -----------------------------------------------------------
    MetLife Aggressive Strategy
--  Portfolio--Class B                       7.15%
    -----------------------------------------------------------
- - Aggressive Benchmark/4/                  8.67%
    -----------------------------------------------------------

/1/The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/2/The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/3/The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/4/Aggressive Benchmark--Comprises of 76% Wilshire 5000 Equity Index, 19% Morgan Stanley Capital International Europe Australasia and Far East Index and 5% Citigroup 3-Month Treasury Bill Index.

/5/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/6/Inception of the Class B shares is 11/3/04. Index returns are based on an inception date of 10/31/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      27

--------------------------------------------------------------------------------
MetLife Balanced Strategy Portfolio            For the period ending 12/31/2004
Managed by Met Investors Advisory LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


The MetLife Asset Allocation Program (MAAP) is a "fund-of-funds" asset allocation program which first became available within MetLife Investors' variable insurance products on November 19, 2004. The five individual Portfolios which comprise the MAAP commenced operations on November 3, 2004.

The MetLife Balanced Strategy Portfolio is considered the "middle" or "balanced" of the five portfolios on the risk/return spectrum and has a macro asset class composition of 65% equity investments, 30% fixed income investments, and 5% cash/equivalents. Considering that no single index or benchmark can accurately capture the multiple asset class design of the MetLife Balanced Strategy Portfolio, we have created a blended benchmark comprised of several indices for use in portfolio construction and performance evaluation purposes. Specifically, the blended benchmark for the MetLife Balanced Strategy Portfolio consists of a 52% allocation to the Wilshire 5000 Index/1/, a 13% allocation to the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE)/2/, a 30% allocation to the Lehman Brothers (LB) U.S. Universal Index/3/, and a 5% allocation to the Citigroup (CG) 3-Month Treasury-Bill Index/4/.

Due to the short operational history of the MetLife Balanced Strategy Portfolio, commentary will not be provided except to state that the Portfolio has experienced positive net cash flows. As of December 31, 2004, the Portfolio had approximately $1.5 billion in assets under management.

TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                        Percent of
                            Description                 Net Assets
             -----------------------------------------------------
             Lord Abbett Growth and Income Portfolio      13.06%
             -----------------------------------------------------
             Davis Venture Value Portfolio                10.99%
             -----------------------------------------------------
             Lord Abbett Bond Debenture Portfolio          9.90%
             -----------------------------------------------------
             PIMCO Inflation Protected Bond Portfolio      9.87%
             -----------------------------------------------------
             Oppenheimer Capital Appreciation Portfolio    8.99%
             -----------------------------------------------------
             PIMCO Total Return Portfolio                  8.87%
             -----------------------------------------------------
             Harris Oakmark International Portfolio        6.06%
             -----------------------------------------------------
             MFS Research International Portfolio          5.07%
             -----------------------------------------------------
             Third Avenue Small Cap Value Portfolio        4.04%
             -----------------------------------------------------
             Harris Oakmark Focused Value Portfolio        4.01%
             -----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/2004

                                    [CHART]

Registered Investment Company 100.0%

--------------------------------------------------------------------------------

                                      28

--------------------------------------------------------------------------------
MetLife Balanced Strategy Portfolio            For the period ending 12/31/2004
Managed by Met Investors Advisory LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


        MetLife Balanced Strategy Portfolio vs. Balanced Benchmark/5 /

                                     [CHART]

                                             Balanced
                Balanced Benchmark         Strategy Fund
               --------------------        -------------
 11/3/04             $10,000                   $10,000
12/31/04              10,607                    10,419


    ---------------------------------------------------------
                                   Cumulative Return/6/
                              (for the period ended 12/31/04)
    ---------------------------------------------------------
                                    Since Inception/7/
    ---------------------------------------------------------
    MetLife Balanced Strategy
--  Portfolio--Class B                     4.19%
    ---------------------------------------------------------
- - Balanced Benchmark/5/                  6.07%
    ---------------------------------------------------------

/1/The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971, with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/2/The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment. The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by Asubtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/The Lehman Brothers Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the Commercial Mortgage Backed Securities Index and the Commercial Mortgage Backed Securities High Yield Index. Municipal debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index. Bonds and securities must be fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule; must be dollar-denominated and including bonds with maturities up to ten years and long-term indices composed of bonds with maturities longer than ten years. All returns are market value weighted inclusive of accrued interest. Yield is defined as the yield to worst, the lesser of the yield to maturity and yield to call. Market values are expressed in millions of dollars. The Index does not include expenses and is not available for direct investment.

/4/The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment

/5/Balanced Benchmark--Comprises of 52% Wilshire 5000 Equity Index, 30% Lehman Brothers Universal Index, 13% Morgan Stanley Capital International Europe Australasia and Far East Index and 5% Citigroup 3-Month Treasury Bill Index.

/6/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/7/Inception of the Class B shares is 11/3/04. Index returns are based on an inception date of 10/31/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      29

--------------------------------------------------------------------------------
MetLife Defensive Strategy Portfolio           For the period ending 12/31/2004
Managed by Met Investors Advisory LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


The MetLife Asset Allocation Program (MAAP) is a "fund-of-funds" asset allocation program which first became available within MetLife Investors' variable insurance products on November 19, 2004. The five individual Portfolios which comprise the MAAP commenced operations on November 3, 2004.

The MetLife Defensive Strategy Portfolio is considered most conservative of the five portfolios and has a macro asset class composition of 35% equity investments, 55% fixed income investments, and 10% cash/equivalents. Considering that no single index or benchmark can accurately capture the multiple asset class design of the MetLife Defensive Strategy Portfolio, we have created a blended benchmark comprised of several indices for use in portfolio construction and performance evaluation purposes. Specifically, the blended benchmark for the MetLife Defensive Strategy Portfolio consists of a 28% allocation to the Wilshire 5000 Index/1/, a 7% allocation to the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI
EAFE)/2/, a 55% allocation to the Lehman Brothers (LB) U.S. Universal Index/3/, and a 10% allocation to the Citigroup (CG) 3-Month Treasury-Bill Index/4/.

Due to the short operational history of the MetLife Defensive Strategy Portfolio, commentary will not be provided except to state that the Portfolio has experienced positive net cash flows. As of December 31, 2004, the Portfolio had approximately $125 million in assets under management.
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                        Percent of
                            Description                 Net Assets
             -----------------------------------------------------
             PIMCO Total Return Portfolio                 23.77%
             -----------------------------------------------------
             PIMCO Inflation Protected Bond Portfolio     22.82%
             -----------------------------------------------------
             Lord Abbett Bond Debenture Portfolio         13.93%
             -----------------------------------------------------
             Lord Abbett Growth and Income Portfolio      10.13%
             -----------------------------------------------------
             Oppenheimer Capital Appreciation Portfolio    7.04%
             -----------------------------------------------------
             MFS Research International Portfolio          4.08%
             -----------------------------------------------------
             Goldman Sachs Mid-Cap Core Value Portfolio    4.07%
             -----------------------------------------------------
             Met/AIM Mid Cap Core Equity Portfolio         3.03%
             -----------------------------------------------------
             Third Avenue Small Cap Value Portfolio        2.04%
             -----------------------------------------------------
             Harris Oakmark International Portfolio        2.03%
             -----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/2004

                                    [CHART]

Registered Investment Company 100.0%

--------------------------------------------------------------------------------

                                      30

--------------------------------------------------------------------------------
MetLife Defensive Strategy Portfolio           For the period ending 12/31/2004
Managed by Met Investors Advisory LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


        MetLife Defensive Strategy Portfolio vs. Defensive Benchmark/5/

                                     [CHART]

                                             Defensive
                Defensive Benchmark        Strategy Fund
               --------------------        -------------
 11/3/04             $10,000                   $10,000
12/31/04              10,344                    10,134


    ----------------------------------------------------------
                                    Cumulative Return/6/
                               (for the period ended 12/31/04)
    ----------------------------------------------------------
                                     Since Inception/7/
    ----------------------------------------------------------
    MetLife Defensive Strategy
--  Portfolio--Class B                      1.34%
    ----------------------------------------------------------
- - Defensive Benchmark/5/                  3.44%
    ----------------------------------------------------------

/1/The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971; with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/2/The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/3/The Lehman Brothers Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the Commercial Mortgage Backed Securities Index and the Commercial Mortgage Backed Securities High Yield Index. Municipal debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index. Bonds and securities must be fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule; must be dollar-denominated and including bonds with maturities up to ten years and long-term indices composed of bonds with maturities longer than ten years. All returns are market value weighted inclusive of accrued interest. Yield is defined as the yield to worst, the lesser of the yield to maturity and yield to call. Market values are expressed in millions of dollars. The Index does not include fees or expenses and is not available for direct investment.

/4/The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment

/5/Defensive Benchmark--Comprises of 28% Wilshire 5000 Equity Index, 55% Lehman Brothers Universal Index, 7% Morgan Stanley Capital International Europe Australasia and Far East Index and 10% Citigroup 3-Month Treasury Bill Index.

/6/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/7/Inception of the Class B shares is 11/3/04. Index returns are based on an inception date of 10/31/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      31

--------------------------------------------------------------------------------
MetLife Growth Strategy Portfolio               For the period ended 12/31/2004
Managed by Met Investors Advisory LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


The MetLife Asset Allocation Program (MAAP) is a "fund-of-funds" asset allocation program which first became available within MetLife Investors' variable insurance products on November 19, 2004. The five individual Portfolios which comprise the MAAP commenced operations on November 3, 2004.

The MetLife Growth Strategy Portfolio is considered the second most aggressive of the five portfolios and has a macro asset class composition of 85% equity investments, 10% fixed income investments, and 5% cash/equivalents. Considering that no single index or benchmark can accurately capture the multiple asset class design of the MetLife Growth Strategy Portfolio, we have created a blended benchmark comprised of several indices for use in portfolio construction and performance evaluation purposes. Specifically, the blended benchmark for the MetLife Growth Strategy Portfolio consists of a 68% allocation to the Wilshire 5000 Index/1/, a 17% allocation to the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI
EAFE)/2/, a 10% allocation to the Lehman Brothers (LB) U.S. Universal Index/3/, and a 5% allocation to the Citigroup (CG) 3-Month Treasury-Bill Index/4/.

Due to the short operational history of the MetLife Growth Strategy Portfolio, commentary will not be provided except to state that the Portfolio has experienced positive net cash flows. As of December 31, 2004, the Portfolio had approximately $1.4 billion in assets under management.
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                        Percent of
                            Description                 Net Assets
             -----------------------------------------------------
             Lord Abbett Growth and Income Portfolio      18.02%
             -----------------------------------------------------
             Davis Venture Value Portfolio                16.93%
             -----------------------------------------------------
             Harris Oakmark International Portfolio        8.05%
             -----------------------------------------------------
             Janus Aggressive Growth Portfolio             8.04%
             -----------------------------------------------------
             Third Avenue Small Cap Value Portfolio        7.04%
             -----------------------------------------------------
             MFS Research International Portfolio          6.06%
             -----------------------------------------------------
             Met Series Jennison Growth Portfolio          4.99%
             -----------------------------------------------------
             Oppenheimer Capital Appreciation Portfolio    4.98%
             -----------------------------------------------------
             PIMCO Inflation Protected Bond Portfolio      4.92%
             -----------------------------------------------------
             Harris Oakmark Focused Value Portfolio        4.00%
             -----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/2004

                                    [CHART]

Registered Investment Company 100.0%

--------------------------------------------------------------------------------

                                      32

--------------------------------------------------------------------------------
MetLife Growth Strategy Portfolio              For the period ending 12/31/2004
Managed by Met Investors Advisory LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


          MetLife Growth Strategy Portfolio vs. Growth Benchmark/5 /

                                     [CHART]

                                              Growth
                 Growth Benchmark          Strategy Fund
               --------------------        -------------
 11/3/04             $10,000                   $10,000
12/31/04              10,780                    10,630


    -------------------------------------------------------
                                 Cumulative Return/6/
                            (for the period ended 12/31/04)
    -------------------------------------------------------
                                  Since Inception/7/
    -------------------------------------------------------
    MetLife Growth Strategy
--  Portfolio--Class B                   6.30%
    -------------------------------------------------------
- - Growth Benchmark/5/                  7.80%
    -------------------------------------------------------

/1/The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971; with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/2/The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/3/The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/4/The Lehman Brothers Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the Commercial Mortgage Backed Securities Index and the Commercial Mortgage Backed Securities High Yield Index. Municipal debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index. Bonds and securities must be fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule; must be dollar-denominated and including bonds with maturities up to ten years and long-term indices composed of bonds with maturities longer than ten years. All returns are market value weighted inclusive of accrued interest. Yield is defined as the yield to worst, the lesser of the yield to maturity and yield to call. Market values are expressed in millions of dollars. The Index does not include fees or expenses and is not available for direct investment.

/5/Growth Benchmark--Comprises of 68% Wilshire 5000 Equity Index, 10% Lehman Brothers Universal Index, 17% Morgan Stanley Capital International Europe Australasia and Far East Index and 5% Citigroup 3-Month Treasury Bill Index.

/6/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/7/Inception of the Class B shares is 11/3/04. Index returns are based on an inception date of 10/31/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      33

--------------------------------------------------------------------------------
MetLife Moderate Strategy Portfolio             For the period ended 12/31/2004
Managed by Met Investors Advisory LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


The MetLife Asset Allocation Program (MAAP) is a "fund-of-funds" asset allocation program which first became available within MetLife Investors' variable insurance products on November 19, 2004. The five individual Portfolios which comprise the MAAP commenced operations on November 3, 2004.

The MetLife Moderate Strategy Portfolio is considered the second most conservative of the five portfolios and has a macro asset class composition of 50% equity investments, 45% fixed income investments, and 5% cash/equivalents. Considering that no single index or benchmark can accurately capture the multiple asset class design of the MetLife Moderate Strategy Portfolio, we have created a blended benchmark comprised of several indices for use in portfolio construction and performance evaluation purposes. Specifically, the blended benchmark for the MetLife Moderate Strategy Portfolio consists of a 40% allocation to the Wilshire 5000 Index/1/, a 10% allocation to the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI
EAFE)/2/, a 45% allocation to the Lehman Brothers (LB) U.S. Universal Index/3/, and a 5% allocation to the Citigroup (CG) 3-Month Treasury-Bill Index/4/.

Due to the short operational history of the MetLife Moderate Strategy Portfolio, commentary will not be provided except to state that the Portfolio has experienced positive net cash flows. As of December 31, 2004, the Portfolio had approximately $489 million in assets under management.
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                        Percent of
                            Description                 Net Assets
             -----------------------------------------------------
             PIMCO Total Return Portfolio                 16.80%
             -----------------------------------------------------
             PIMCO Inflation Protected Bond Portfolio     15.83%
             -----------------------------------------------------
             Lord Abbett Bond Debenture Portfolio         11.91%
             -----------------------------------------------------
             Lord Abbett Growth and Income Portfolio      11.09%
             -----------------------------------------------------
             Oppenheimer Capital Appreciation Portfolio    9.02%
             -----------------------------------------------------
             Davis Venture Value Portfolio                 7.02%
             -----------------------------------------------------
             MFS Research International Portfolio          5.09%
             -----------------------------------------------------
             Goldman Sachs Mid-Cap Value Portfolio         4.05%
             -----------------------------------------------------
             Met Series Jennison Growth Portfolio          4.02%
             -----------------------------------------------------
             Harris Oakmark International Portfolio        3.04%
             -----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/2004

                                    [CHART]

                    Registered Investment Company (RIC) 100.0

--------------------------------------------------------------------------------

                                      34

--------------------------------------------------------------------------------
MetLife Moderate Strategy Portfolio            For the period ending 12/31/2004
Managed by Met Investors Advisory LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


         MetLife Moderate Strategy Portfolio vs. Moderate Benchmark/5/

                                     [CHART]

                                              Moderate
                Moderate Benchmark         Strategy Fund
               --------------------        -------------
 11/3/04             $10,000                   $10,000
12/31/04              10,476                    10,255


    ---------------------------------------------------------
                                   Cumulative Return/6/
                              (for the period ended 12/31/04)
    ---------------------------------------------------------
                                    Since Inception/7/
    ---------------------------------------------------------
    MetLife Moderate Strategy
--  Portfolio--Class B                     2.55%
    ---------------------------------------------------------
- - Moderate Benchmark/5/                  4.76%
    ---------------------------------------------------------

/1/The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered equity securities with readily available price data. The market capitalized weighted index is compromised of approximately 82% New York Stock Exchange, 2% American Stock Exchange and 16% OTC (1995). The Index was created in 1974 and backdated to 1971; with a base index of December 1980 (base index equals 1,044.596). Dividends are reinvested on the "ex" dividend date and the rebalancing of share weights is done on a monthly basis. No attempt has been made to adjust the market capitalization of the index to take into account cross holding between corporations. The Index does not include fees or expenses and is not available for direct investment.

/2/The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/3/The Lehman Brothers Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-EIRSA portion of the Commercial Mortgage Backed Securities Index and the Commercial Mortgage Backed Securities High Yield Index. Municipal debt, private placements, and non-dollar denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index. Bonds and securities must be fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule; must be dollar-denominated and including bonds with maturities up to ten years and long-term indices composed of bonds with maturities longer than ten years. All returns are market value weighted inclusive of accrued interest. Yield is defined as the yield to worst, the lesser of the yield to maturity and yield to call. Market values are expressed in millions of dollars. The Index does not include fees or expenses and is not available for direct investment.

/4/The Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/5/Moderate Benchmark--Comprises of 40% Wilshire 5000 Equity Index, 45% Lehman Brothers Universal Index, 10% Morgan Stanley Capital International Europe Australasia and Far East Index and 5% Citigroup 3-Month Treasury Bill Index.

/6/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/7/Inception of the Class B shares is 11/3/04. Index returns are based on an inception date of 10/31/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      35

--------------------------------------------------------------------------------
MFS Research International Portfolio                For the year ended 12/31/04
Managed by Massachusetts Financial Services Company

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


MARKET ENVIRONMENT
For stock investors, 2004 was a bumpy ride with a smooth finish. In the end, improving fundamental factors such as corporate spending and earnings growth triumphed and drove equity markets to solid gains for the year. During the reporting period, investors endured skyrocketing oil prices, rising short-term interest rates, a volatile and retreating U.S. dollar, record budget and trade deficits, and war in Iraq--and for a time it seemed these factors would lead to flat or negative annual performance for many investments. By the last quarter of 2004, however, oil prices retreated, investors seemed to adopt a less negative view of other broad economic issues, and markets appeared to recognize that both corporate profits and economic growth were up solidly, if not spectacularly, for the year. At MFS/(R)/, we believed that as the year came to a close the global economy was still in the midst of a sustainable broad-based recovery.

CONTRIBUTORS TO PERFORMANCE
Relative to the Portfolio's benchmark, the MSCI EAFE Index/1/, financial services, energy, and consumer staples were the Portfolio's strongest-performing sectors over the period. In all three sectors, stock selection was the key contributor to relative outperformance.

In the financial services sector, top performing holdings included Erste Bank in Austria and OTP Bank in Hungary. Stocks in the energy sector that aided relative results included Hungary's largest refiner, MOL Magyar Olaj-es Gazipari (Hungarian Oil and Gas Company, or MOL) and Luxembourg-headquartered Tenaris, which manufactures steel pipe used in the oil and gas industries. Madrid-based Altadis, one of the world's biggest tobacco companies, was the largest relative contributor in the consumer staples sector. As of period-end Tenaris was no longer in the Portfolio.

Stocks in other sectors that contributed to relative results included Companhia Vale Do Rio Doce (CVRD) in Brazil, the world's largest miner of iron ore; America Movil, Latin America's largest cellular operator; and Paris-headquartered global utilities operator Suez.

DETRACTORS FROM PERFORMANCE
Relative to the Portfolio's benchmark, health care, leisure, and transportation were the Portfolio's weakest-performing sectors over the period. In all three sectors, stock selection hurt results.

U.K. pharmaceutical firm AstraZeneca was the largest single detractor in the health care sector. Japanese lens maker Tamron and Round One Corp. were the largest relative detractors in the leisure sector. U.K-based low cost airline easyJet hurt performance in the transportation sector. As of period-end Tamron and Round One Corp. were no longer held in the Portfolio.

Holdings in other sectors that detracted from relative performance included Korean firm Kookmin Bank, Japanese consumer electronics manufacturer Funai Electric, and Japanese real estate firm Leopalace21 Corp. As of period-end Kookmin Bank was no longer held in the Portfolio.

The Portfolio's cash position also detracted from relative performance. As with nearly all mutual Portfolios, this Portfolio holds some cash to buy new holdings and to provide liquidity. In a period when equity markets rose sharply, holding any cash hurt performance against our benchmark, the MSCI EAFE Index, which has no cash position.

During the reporting period, shifts in currency valuations also detracted from performance relative to the benchmark. The base currency of the Portfolio is U.S. dollars and the performance of the Portfolio and its benchmark are presented in terms of this currency. Nevertheless, specific holdings of the Portfolio and benchmark may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the Portfolio and the benchmark to foreign currency movements may differ, from time to time, these movements may have a material impact on relative performance.

TEAM MANAGED
Note to investors: The Portfolio is managed by a committee of MFS equity Research Analysts. David Antonelli monitors overall Portfolio management. Mr. Antonelli had previously managed the Portfolio independently.

The opinions expressed in this annual report are those of the MFS Investment Team. These views are subject to change at any time based on market and other conditions, and no forecast can be guaranteed. It is not possible to invest directly in an index. The Portfolio is actively managed and current holdings may be different.

A WORD ABOUT RISK:
The Portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to interest rate, currency exchange rate, economic, and political risks.

The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

Please see the prospectus for further information on these and other risk considerations.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                   Percent of
                  Description                      Net Assets
                  -------------------------------------------
                  Vodafone Group Plc                 2.43%
                  -------------------------------------------
                  Seiko Epson Corp.                  2.35%
                  -------------------------------------------
                  BP Plc (ADR)                       2.22%
                  -------------------------------------------
                  Royal Bank of Scotland Group Plc   2.21%
                  -------------------------------------------
                  Suez S.A.                          2.09%
                  -------------------------------------------
                  Roche Holding AG                   1.97%
                  -------------------------------------------
                  Softbank Corp.                     1.83%
                  -------------------------------------------
                  Total Fina Elf S.A.                1.79%
                  -------------------------------------------
                  Deutsche Telekom AG                1.78%
                  -------------------------------------------
                  UBS AG                             1.75%
                  -------------------------------------------

--------------------------------------------------------------------------------

                                      36

--------------------------------------------------------------------------------
MFS Research International Portfolio                For the year ended 12/31/04
Managed by Massachusetts Financial Services Company

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                     MFS Research International Portfolio
        Massachusetts Financial Services Company vs. MSCI EAFE Index/1/
                           Growth Based on $10,000+

                                    [CHART]


                                             MFS Research
                 MSCI EAFE Index        International Portfolio
                 ------------------     -----------------------
02/12/2001            $10,000                   $10,000
03/31/2001              8,991                     8,830
06/30/2001              8,913                     9,150
09/30/2001              7,669                     8,040
12/31/2001              8,205                     8,486
03/31/2002              8,251                     8,516
06/30/2002              8,092                     8,375
09/30/2002              6,499                     7,154
12/31/2002              6,920                     7,484
03/31/2003              6,357                     6,993
06/30/2003              7,601                     8,018
09/30/2003              8,223                     8,521
12/31/2003              9,630                     9,882
03/31/2004             10,053                    10,306
06/30/2004             10,097                    10,335
09/30/2004             10,074                    10,477
12/31/2004             11,622                    11,814





--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

France               11.9%
Germany               3.8%
Japan                24.3%
Switzerland           6.2%
United Kingdom       21.2%
Others               18.6%
Korea                 3.9%
Mexico                3.8%
Sweden                3.4%
Brazil                2.9%

    -----------------------------------------------------------
                                  Average Annual Return/2/
                                (for the year ended 12/31/04)
    -----------------------------------------------------------
                               1 Year 3 Year Since Inception/3/
    -----------------------------------------------------------
    MFS Research International
    Portfolio--Class A         19.72% 11.88%        6.17%
--  Class B                    19.56% 11.67%        4.39%
    Class E                    19.64% 11.77%       12.58%
    -----------------------------------------------------------
- - MSCI EAFE Index/1/         20.70% 12.31%        3.95%
    -----------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 10/31/01. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      37

--------------------------------------------------------------------------------
Money Market Portfolio                              For the year ended 12/31/04
Managed by Pacific Investment Management Company LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------

MAJOR MARKET TRENDS AFFECTING THE PORTFOLIO'S PERFORMANCE
Bonds gained ground in the first quarter of 2004 as concerns about the durability of the U.S. economic recovery pushed low interest rates even lower. Demand for relatively safe assets such as bonds rose amid renewed fears of terrorist attacks after the Madrid bombing. Lifted by the tailwind of falling rates, every fixed income sector was in positive territory for the quarter. Market optimism was revived during the second quarter after a series of robust non-farm payroll growth releases suggested to investors that the economy indeed was on track. Short-term rates increased over 100 basis points during the quarter and fixed income markets sold off, giving back all the gains of the first quarter.

The third quarter was essentially a reversal of the previous three months. Economic data releases suggested moderate economic growth, as job numbers, inflation and consumer confidence fell short of analyst expectations, again throwing doubts on the strength of the recovery. Bonds subsequently rallied as the weak employment growth and lower inflation prints prompted a fall in interest rates. The rally of the third quarter continued into the last three months of the year where all major fixed income sectors posted gains, capping a year in which bonds showed unexpected strength. The Lehman Brothers Aggregate Bond Index/1/ a widely used index for the high-grade bond market, returned 4.34 percent for the year, despite a tightening cycle by the Federal Reserve that began in June. The central bank raised the federal funds rate five times during the year for a total of 125 basis points. Investors understood that the Fed was lifting rates from unusually low levels that had been set to ward off deflation.

OTHER FACTORS ATTRIBUTED TO THE PORTFOLIO'S POSITIVE/NEGATIVE PERFORMANCE VS. THE BENCHMARK
PIMCO focused on quality, value and prudent diversification outside of index sectors in an environment where core bond sectors presented limited buying opportunities. The portfolio maintained AAA credit rating by investing in high quality short-term securities. Holdings remained very liquid, which helped to protect principal in a rising rate environment. Holdings of top quality commercial paper and short-term corporate and agency securities offered relatively attractive yields and boosted performance.

MARKET/PORTFOLIO OUTLOOK
Global growth will slow over the next year as the U.S. recovery cools and Europe and Japan prove unable to pick up the slack. Higher unit labor costs and a weaker dollar will create some inflationary pressure, but lingering overcapacity worldwide will limit this effect over a cyclical time frame. The yield on the benchmark 10-year Treasury will range between 4 and 4.5%, with the main risk to this forecast being a breakout of 25 basis points on the high side. Slack in the U.S. economy is closing but growth will be constrained by a removal of accommodative monetary and fiscal policy, as the Federal Reserve tightens and fiscal stimulus fades. Also, with its low savings rate, the U.S. must rely on foreign lenders, mainly Asian central banks, to finance its prodigious consumption and the trade deficit that accompanies it. PIMCO is skeptical that China and Japan will continue to provide this "vendor financing" on agreeable terms over the long run. In the short run, however, the game will go on, since it keeps interest rates low for U.S. borrowers and mitigates appreciation of the Chinese and Japanese currencies vs. the dollar, which would hurt export-led growth in those countries.

Europe will not add much to global growth. The European Central Bank has been reluctant to cut rates to stimulate domestic demand, exports are vulnerable to a strong euro, and business and consumer confidence remain weak. After painful currency and financial crises in the late 1990s, many EM economies opted for reform and restructuring. The results have been impressive: an increasing share of global Gross Domestic Product accumulation of record currency reserves and growing trade surpluses.

With respect to portfolio strategy, we expect to:

  . Generate competitive yields by holding high-quality domestic and Yankee commercial paper as core investments. These securities offer higher potential returns than T-bills and present minimal incremental risk.

  .  Maintain AAA credit rating by owning top quality short-term issues.

  . Retain a modest allocation to short maturity corporate issues and floating rate notes as these securities pose minimal interest rate and credit risk while enhancing portfolio yield.

  . Continue our emphasis on liquid securities that provide principal protection for the portfolio and maintain average portfolio maturity of approximately one month to ensure sufficient liquidity.

PAUL A. MCCULLEY
Portfolio Manager
Pacific Investment Management Company LLC

This report contains the current opinions of the Portfolio manager, and does not represent a recommendation of any particular security, strategy, or investment product. Such opinions are subject to change without notice. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Each sector of the bond market entails risk. Municipals may realize gains and may incur a tax liability from time to time. The guarantee on Treasuries and Government Bonds is to the timely repayment of principal and interest, shares of a portfolio are not guaranteed. Mortgage-backed securities and Corporate Bonds may be sensitive to interest rates. When interest rates rise, the value of fixed income securities generally declines and there is no assurance that private guarantors or insurers will meet their obligations. An investment in high-yield securities generally involves greater risk to principal than an investment in higher-rated bonds. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments which may be enhanced when investing in emerging markets. The credit

--------------------------------------------------------------------------------

                                      38

--------------------------------------------------------------------------------
Money Market Portfolio                              For the year ended 12/31/04
Managed by Pacific Investment Management Company LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Duration is a measure of price sensitivity to interest rates and is expressed in years. Diversification does not ensure against loss.

In an environment where interest rates may trend upward, rising rates will negatively impact most bond funds, and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                             Percent of
         Description                                         Net Assets
         --------------------------------------------------------------
         Lehman Brothers, Inc. Repurchase Agreement            16.19%
         --------------------------------------------------------------
         Federal Home Loan Mortgage Corp. (1.923%, 01/24/05)    7.37%
         --------------------------------------------------------------
         Federal National Mortgage Assoc. (2.203%, 02/23/05)    5.10%
         --------------------------------------------------------------
         Fortis Funding                                         4.15%
         --------------------------------------------------------------
         Shell Finance UK Plc                                   4.15%
         --------------------------------------------------------------
         ANZ (Delaware), Inc.                                   4.14%
         --------------------------------------------------------------
         U.S.Treasury Bill ( 2.091% 04/07/05)                   3.65%
         --------------------------------------------------------------
         CBA Finance, Inc. (1.970%, 01/10/05)                   3.46%
         --------------------------------------------------------------
         Bank Ireland Governor & Co.                            3.45%
         --------------------------------------------------------------
         ABN Amro North America, Inc.                           3.45%
         --------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Commercial Paper                            47.1%
U.S. Government & Agency Obligations        30.2%
Repurchase Agreements                       16.4%
Foreign Government                           3.4%
Corporate Notes                              2.9%


--------------------------------------------------------------------------------

                                      39

--------------------------------------------------------------------------------
Money Market Portfolio                              For the year ended 12/31/04
Managed by Pacific Investment Management Company LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

   Money Market Portfolio (Formerly PIMCO Money Market Portfolio) managed by Pacific Investment Management Company LLC vs. Citigroup 3-Month Treasury Bill
                                   Index/2/
                           Growth Based on $10,000+

                                    [CHART]

               Citigroup 3-Month            Money Market
              Treasury Bill Index            Portfolio
             ---------------------         --------------
 2/12/2001         $10,000                    $10,000
 3/31/2001          10,087                     10,060
 6/30/2001          10,195                     10,157
 9/30/2001          10,288                     10,235
12/31/2001          10,355                     10,282
 3/31/2002          10,400                     10,310
 6/30/2002          10,446                     10,341
 9/30/2002          10,491                     10,368
12/31/2002          10,532                     10,393
 3/31/2003          10,563                     10,410
 6/30/2003          10,593                     10,422
 9/30/2003          10,619                     10,430
12/31/2003          10,645                     10,438
 3/31/2004          10,669                     10,448
 6/30/2004          10,695                     10,456
 9/30/2004          10,729                     10,468
12/31/2004          10,776                     10,500





    ----------------------------------------------------------------
                                       Average Annual Return/3/
                                     (for the year ended 12/31/04)
    ----------------------------------------------------------------
                                    1 Year 3 Year Since Inception/4/
    ----------------------------------------------------------------
    Money Market Portfolio--Class A  0.83%    --        0.94%
--  Class B                          0.60%  0.71%       1.27%
    ----------------------------------------------------------------
    Citigroup 3-Month Treasury Bill
- - Index/2/                         1.24%  1.34%       1.93%
    ----------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the Class A shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Lehman Brothers Aggregate Bond Index is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. The Index does not include fees or expenses and is not available for direct investment.

/2/Citigroup 3-Month Treasury Bill Index--equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of Class A shares is 1/2/02. Inception of the Class B shares is 2/12/01. Index returns are based on an inception date of 1/31/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      40

--------------------------------------------------------------------------------
Neuberger Berman Real Estate Portfolio              For the year ended 12/31/04
Managed by Neuberger Berman Management, Inc.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PORTFOLIO HIGHLIGHTS
The broad universe of equity Real Estate Investment Trusts (REITs), as measured by the NAREIT Equity REIT Index/1/, increased 37.51% since the inception of the Portfolio (5/3/04) through 12/31/04, compared with 29.74% for the Neuberger Berman Real Estate Portfolio--Class A shares. Over the final six months of the year, the Portfolio outperformed the Index with a return of 25.34% as compared to 24.71% for the Index. This strong performance outpaced that of broad equity markets as measured by the S&P 500 Index/1/.

Over the second half of the year, more cyclically or economically sensitive sectors posted the strongest returns. Regional Mall properties generated the strongest returns among property sectors, followed by Lodging/Resort and then Apartments. Within the Portfolio, absolute performance was also driven by these sectors as well as the Office sector; in addition, relative returns were strongly aided by stock and sector selection among these property types. Returns were also supported by Diversified holdings. There were no Portfolio sectors that declined in the aggregate over the last half of the year.

OUTLOOK
Post a year of very strong absolute and relative returns, we maintain a constructive outlook for REITs. We believe that economic growth should continue to increase at a modest and sustainable pace, in part supported by good employment growth. Based on this positive base case, REIT fundamentals continue to look attractive--we anticipate that earnings can grow 8% over 2005 and that the combination of increased earnings and current dividend levels can drive positive total rates of return in a target range of 10%. In a broad financial market environment characterized by low fixed-income yields and general expectations for normalized, or below normal, equity returns, we anticipate still strong demand for REIT investments. In particular, we believe that dedicated REIT investors (institutions and financial advisors) continue to maintain a substantial amount of investment capital that is intended for deployment in the sector.

REIT fundamentals have continued to improve since the second half of 2003 as increased economic activity has resulted in stronger property demand and rising occupancy levels. We remain focused on those property sectors that can continue to benefit from rising demand, prudent supply management and resultant increases in pricing power. Our Portfolio allocations to Office, Regional Malls, Hotel & Lodging, and Apartment properties remain overweight versus benchmark levels. In addition, we have maintained exposure to select Industrial properties that also are positioned to benefit from economically driven increases in demand and rising rental rates.

STEVEN R. BROWN
Portfolio Manager
Neuberger Berman Management, Inc.

TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                       Percent of
              Description                              Net Assets
              ---------------------------------------------------
              Vornado Realty Trust (REIT)                5.33%
              ---------------------------------------------------
              Simon Property Group, Inc. (REIT)          4.94%
              ---------------------------------------------------
              Host Marriott Corp. (REIT)                 4.14%
              ---------------------------------------------------
              Kimco Realty Corp. (REIT)                  3.99%
              ---------------------------------------------------
              SL Green Realty Corp. (REIT)               3.84%
              ---------------------------------------------------
              Equity Residential (REIT)                  3.82%
              ---------------------------------------------------
              CenterPoint Properties Trust (REIT)        3.80%
              ---------------------------------------------------
              Mills Corp. (The) (REIT)                   3.60%
              ---------------------------------------------------
              Brookfield Properties Corp.                3.30%
              ---------------------------------------------------
              CBL & Associates Properties, Inc. (REIT)   3.24%
              ---------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Office                             23.5%
Apartments                         18.4%
Regional Malls                     17.9%
Community Centers                  12.8%
Diversified                         9.1%
Lodging                             7.8%
Industrials                         7.3%
Health Care                         2.3%
Office Industrial                   0.9%


--------------------------------------------------------------------------------

                                      41

--------------------------------------------------------------------------------
Neuberger Berman Real Estate Portfolio              For the year ended 12/31/04
Managed by Neuberger Berman Management, Inc.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


                    Neuberger Berman Real Estate Portfolio
 managed by Neuberger Berman Management, Inc. vs. NAREIT Equity REIT Index/1/
                           Growth Based on $10,000+

                                    [CHART]

              NAREIT Equity        Neuberger Berman
              REITs Index        Real Estate Portfolio
              --------------     ---------------------
  5/1/2004        $10,000               $10,000
 6/30/2004         11,027                10,350
 9/30/2004         11,935                11,130
12/31/2004         13,751                12,974



    ------------------------------------------------------------
                                      Cumulative Return/3/
                                 (for the period ended 12/31/04)
    ------------------------------------------------------------
                                       Since Inception/4/
    ------------------------------------------------------------
    Neuberger Berman Real Estate
    Portfolio--Class A                       29.74%
--  Class B                                  29.55%
    Class E                                  29.69%
    ------------------------------------------------------------
- - NAREIT Equity REIT Index/1/              37.51%
    ------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B and Class E shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The NAREIT Equity REIT Index is an unmanaged index that reflects performance of all publicly traded equity REITs. The Index does not include fees or expenses and is not available for direct investment.

/2/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/ Inception of Class A, B and E shares is 5/1/04. Index returns are based on an inception date of 4/30/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      42

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio          For the year ended 12/31/04
Managed by OppenheimerFunds, Inc.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


The Portfolio delivered positive performance during a volatile period for equities. Gains were driven primarily by the market's strong upward trend during the second half of 2004, which more than made up for weakness earlier in the year. However, performance lagged modestly behind that of the S&P 500 Index/1/, the Portfolio's benchmark, as a result of the Portfolio's relatively large exposure to technology and media, two of the market's weaker performing areas.

Stocks generally benefited from continuing improvements in U.S. economic fundamentals and corporate financial results. Most economic indicators showed evidence of gains, led by rising levels of industrial production and manufacturing activity. These developments were supported by favorable monetary policy and fiscal stimulus, and low levels of inflation. Nevertheless, concerns about the rate of economic growth, geopolitical instability, rising oil prices and uncertainties regarding the U.S. presidential elections drove stock prices lower from March through July 2004. Cyclical technology companies, such as semiconductor manufacturers and equipment makers, proved particularly vulnerable. Such stocks suffered more than most from unfavorable comparisons with the strong growth rates they had posted in late 2003 at the height of market's recovery.

In the second half of 2004, the economic context shifted from one of recovery to one of sustainable growth, leading investors to view modest growth rates more favorably. During the year's final quarter, oil prices leveled and U.S. elections took place without major incident. As the issues constraining the market's advance eased or resolved, the market climbed into positive territory with most sectors showing gains.

Throughout the reporting period, the Portfolio maintained its focus on companies that, in our opinion, offered strong potential for above-average growth while exhibiting reasonable valuations relative to their future growth prospects. As the period progressed, we found an increasing number of investments meeting our criteria in the industrial sector. The Portfolio's growing exposure to industrials significantly contributed to returns. Returns also benefited from energy holdings, such as Exxon Mobil Corp., which rose on the strength of climbing oil and gas prices. The Portfolio's energy exposure roughly equaled that of the S&P 500 Index, enabling the Portfolio to match the benchmark's exceptional gains in the sector.

On the other hand, technology stocks pulled back in mid-2004 after delivering very strong gains the prior year. Cyclical semiconductor makers and communications equipment holdings, such as Intel Corp., Cisco Systems, Inc. and an integrated circuits maker experienced the greatest declines. The Portfolio shifted some assets out of these industries into other areas of technology, deriving strong gains from holdings such as Yahoo!, Inc. and a publishing software developer. Nevertheless, our relatively heavy technology weighting undermined returns on average. Returns compared to the benchmark also suffered due to the Portfolio's holdings of media stocks, such as Viacom, Inc. and a leading radio station operator, and, to a lesser degree, U.S. pharmaceutical stocks, such as Pfizer, Inc. and another major drug maker. Both areas appeared to offer attractive valuations after sustained declines in prior periods. However, media stocks were dogged by concerns regarding consumer confidence and advertising revenues, while large-cap U.S. pharmaceutical stocks were undermined by issues related to product safety and the depth of drug pipelines. Gains in other consumer discretionary holdings, such as Royal Caribbean Cruises, Ltd., helped compensate for these losses, as did positive returns from other health care holdings, such as Johnson & Johnson and a maker of cancer and autoimmune diseases treatments. As of the end of the period, we continue to believe that a select group of stocks in both areas exhibit exceptionally attractive valuations relative to their growth prospects.

JANE PUTNAM
Portfolio Manager
OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                      Percent of
                Description                           Net Assets
                ------------------------------------------------
                General Electric Co.                    5.11%
                ------------------------------------------------
                Microsoft Corp.                         3.70%
                ------------------------------------------------
                Comcast Corp.--Class A                  3.20%
                ------------------------------------------------
                Citigroup, Inc.                         2.35%
                ------------------------------------------------
                International Business Machines Corp.   2.34%
                ------------------------------------------------
                Time Warner, Inc.                       2.20%
                ------------------------------------------------
                Viacom, Inc.--Class B                   2.17%
                ------------------------------------------------
                Exxon Mobil Corp.                       2.01%
                ------------------------------------------------
                Johnson & Johnson                       1.99%
                ------------------------------------------------
                Cisco Systems, Inc.                     1.97%
                ------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Non-Cyclical                 22.9%
Technology                   17.2%
Communications               17.0%
Industrials                  14.1%
Financials                   11.3%
Cyclical                     10.7%
Energy                        4.0%
Basic Materials               2.8%


--------------------------------------------------------------------------------

                                      43

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio          For the year ended 12/31/04
Managed by OppenheimerFunds, Inc.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


             Oppenheimer Capital Appreciation Portfolio managed by
                  OppenheimerFunds, Inc. vs. S&P 500 Index/1/
                           Growth Based on $10,000+

                                     [CHART]

                                     Oppenheimer Capital
               S&P 500 Index       Appreciation Portfolio
               -------------       -----------------------
 2/12/01           $10,000                $10,000
 3/31/01             8,512                  8,740
 6/30/01             9,010                  9,350
 9/30/01             7,687                  7,750
12/31/01             8,509                  8,573
 3/31/02             8,533                  8,314
 6/30/02             7,389                  7,023
 9/30/02             6,113                  6,013
12/31/02             6,628                  6,453
 3/31/03             6,420                  6,263
 6/30/03             7,408                  7,174
 9/30/03             7,605                  7,463
12/31/03             8,531                  8,294
 3/31/04             8,675                  8,354
 6/30/04             8,824                  8,464
 9/30/04             8,659                  8,144
12/31/04             9,458                  8,831



    ----------------------------------------------------------------
                                       Average Annual Return/2/
                                     (for the year ended 12/31/04)
    ----------------------------------------------------------------
                                    1 Year 3 Year Since Inception/3/
    ----------------------------------------------------------------
    Oppenheimer Capital
    Appreciation Portfolio--Class A  6.70%    --         1.24%
--  Class B                          6.40%  0.97%       -3.17%
    ----------------------------------------------------------------
- - S&P 500 Index/1/                10.87%  3.59%       -1.41%
    ----------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the Class A shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of Class A shares is 1/2/02. Inception of the Class B shares is 2/12/01. Index returns are based on an inception date of 2/12/01.

Holdings are subject to change. The Portfolio's investment strategies and focus can change from time to time. The mention of specific Portfolio holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      44

--------------------------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio            For the year ended 12/31/04
Managed by Pacific Investment Management Company LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


MAJOR MARKET TRENDS AFFECTING THE PORTFOLIO'S PERFORMANCE
Real yields fell during the year driven lower on lower real growth prospects for the economy due, in part, to expectations for significantly higher oil prices. Higher oil prices also fueled a rise in inflation expectations, which prevented nominal yields from falling along with real yields. Despite the Fed tightening cycle, real yields for all maturities fell during the year, falling 32 basis points and 16 basis points for intermediate and short-term maturities, respectively.

Bonds in general gained ground in the first quarter of 2004 as concerns about the durability of the U.S. economic recovery pushed low interest rates even lower. Lifted by the tailwind of falling rates, every fixed income sector was in positive territory for the quarter. Market optimism was revived during the second quarter after a series of robust non-farm payroll growth and inflation releases suggested to investors that the economy indeed was on track. Short-term rates increased over 100 basis points during the quarter and fixed income markets sold off, giving back all the gains of the first quarter. The third quarter was essentially a reversal of the previous three months. Economic data releases suggested moderate economic growth, as job numbers, inflation and consumer confidence fell short of analyst expectations, again throwing doubts on the strength of the recovery. Bonds subsequently rallied as the weak employment growth and lower inflation prints prompted a fall in interest rates. The rally of the third quarter continued into the last three months of the year where all major fixed income sectors posted gains, capping a year in which bonds showed unexpected strength.

OTHER FACTORS ATTRIBUTED TO THE PORTFOLIO'S POSITIVE/NEGATIVE PERFORMANCE VS. THE BENCHMARK
PIMCO focused on quality, value and prudent diversification outside of index sectors in an environment where core bond sectors presented limited buying opportunities. Below-benchmark duration from Treasury Inflation Protected Securities (TIPS) was negative for returns during the year as U.S. real yields fell, but exposure to European nominal bonds helped as these yields fell as well. An emphasis on corporate securities was positive as investors looking for yield bid the asset class to high levels. Forward exposure to short-term rates was positive as these yields rose by less than the markets were pricing in during the year. Additionally, buying bonds forward added high quality income as the steep yield curve allowed PIMCO to invest cash backing the forward settled positions at relatively attractive yields. An allocation to emerging market bonds added to returns as fundamentals such as trade surpluses and currency reserves continued to improve.

MARKET/PORTFOLIO OUTLOOK
Global growth will slow over the next year as the U.S. recovery cools and Europe and Japan prove unable to pick up the slack. Higher unit labor costs and a weaker dollar will create some inflationary pressure, but lingering overcapacity worldwide will limit this effect over a cyclical time frame. Real rates in US are expected to remain lower than historic norms due to excess leverage and other headwinds to economic growth.

The current account and fiscal deficits, along with a falling US dollar, will tend to drive break-even yield expectations higher in the US, driving nominal yields higher relative to real yields.

Slack in the U.S. economy is closing but growth will be constrained by a removal of accommodative monetary and fiscal policy, as the Federal Reserve tightens and fiscal stimulus fades. Also, with its low savings rate, the U.S. must rely on foreign lenders, mainly Asian central banks, to finance its prodigious consumption and the trade deficit that accompanies it. PIMCO is skeptical that China and Japan will continue to provide this "vendor financing" on agreeable terms over the long run. In the short run, however, the game will go on, since it keeps interest rates low for U.S. borrowers and mitigates appreciation of the Chinese and Japanese currencies vs. the dollar, which would hurt export-led growth in those countries. Europe will not add much to global growth. The European Central Bank has been reluctant to cut rates to stimulate domestic demand, exports are vulnerable to a strong euro, and business and consumer confidence remain weak. Emerging market economies are on an upward trend in the midst of record currency reserves and growing trade surpluses.

With respect to portfolio strategy, PIMCO will stay defensive and look for value in an environment where interest rates are low and core bond sectors continue to richen. Tactical flexibility will also be critical in this setting, such as shifting between U.S. and non-U.S. bonds. Key strategies will include:

  . A slightly above benchmark duration from TIPS, as there remain significant headwinds to real growth in the economy and real yields are more likely to fall than rise in an environment of constrained growth. However, net short positions in nominal bonds will bring overall duration below the benchmark.

  . A focus on shorter maturities in the U.S. as we expect the Federal Reserve to continue its measured pace of tightening, stopping in this cycle at a federal funds rate of 21/2% to 3%. Short maturities still offer value since their yields overestimate the likely extent of the Fed's tightening. Taking exposure to short term rates via forward contracts offers the potential for gains so long as interest rates rise less than markets expect.

  . Making additional nominal bond sector allocations as the balance of risk and reward is more appealing outside the core sectors. For instance, longer-term municipal bonds offer attractive yields versus Treasuries in comparison with their historical relationship, and present less credit risk than corporates. Emerging market issues still offer value, as credit upgrades should continue in light of growing trade surpluses and increasing currency reserves in many of these economies.

JOHN B. BRYNJOLFSSON
Portfolio Manager
Pacific Investment Management Company LLC

This report contains the current opinions of the manager, and does not represent a recommendation of any particular security, strategy, or investment product. Such opinions are subject to change without notice. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

--------------------------------------------------------------------------------

                                      45

--------------------------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio            For the year ended 12/31/04
Managed by Pacific Investment Management Company LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


Each sector of the bond market entails risk. Municipals may realize gains and may incur a tax liability from time to time. The guarantee on Treasuries and Government Bonds is to the timely repayment of principal and interest, shares of a portfolio are not guaranteed. Mortgage-backed securities and Corporate Bonds may be sensitive to interest rates. When interest rates rise, the value of fixed income securities generally declines and there is no assurance that private guarantors or insurers will meet their obligations. An investment in high-yield securities generally involves greater risk to principal than an investment in higher-rated bonds. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments which may be enhanced when investing in emerging markets. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Duration is a measure of price sensitivity to interest rates and is expressed in years. Diversification does not ensure against loss.

In an environment where interest rates may trend upward, rising rates will negatively impact most bond funds, and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                              Percent of
        Description                                           Net Assets
        ----------------------------------------------------------------
        U.S. Treasury Inflation Index Note (2.00%, 01/15/14)    17.05%
        ----------------------------------------------------------------
        U.S. Treasury Inflation Index Note (3.00%, 07/15/12)    16.44%
        ----------------------------------------------------------------
        U.S. Treasury Inflation Index Bond (3.875%, 04/15/29)   13.50%
        ----------------------------------------------------------------
        U.S. Treasury Inflation Index Note (3.875%, 01/15/09)   10.10%
        ----------------------------------------------------------------
        U.S. Treasury Inflation Index Note (3.375%, 01/15/07)    8.28%
        ----------------------------------------------------------------
        U.S. Treasury Inflation Index Note (3.625%, 01/15/08)    7.81%
        ----------------------------------------------------------------
        U.S. Treasury Note (2.00%, 07/15/14)                     7.70%
        ----------------------------------------------------------------
        U.S. Treasury Inflation Index Note (4.25%, 01/15/10)     7.06%
        ----------------------------------------------------------------
        U.S. Treasury Inflation Index Note (3.50%, 01/15/11)     6.23%
        ----------------------------------------------------------------
        U.S. Treasury Inflation Index Note (2.375%, 01/15/25)    4.48%
        ----------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

U.S. Government & Agency Obligations     92.2%
Asset-Backed Securities                   2.1%
Corporate Bonds & Debt Securities         2.0%
Foreign Bonds & Debt Securities           2.0%
Collateralized Mortgage Obligations       0.9%
Municipals                                0.5%
Preferred Stock                           0.3%


--------------------------------------------------------------------------------

                                      46

--------------------------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio            For the year ended 12/31/04
Managed by Pacific Investment Management Company LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

              PIMCO Inflation Protected Bond Portfolio managed by
     Pacific Investment Management Company LLC vs. U.S. TIPS Bond Index/1/
                           Growth Based on $10,000+

                                    [CHART]


             Lehman Global       PIMCO Inflation
              Real: U.S.         Protected Bond
           TIPS Bond Index         Portfolio
           ------------------    --------------
 5/01/03         $10,000             $10,000
 6/30/03          10,367              10,360
 9/30/03          10,398              10,460
12/31/03          10,568              10,547
 3/31/04          11,111              11,173
 6/30/04          10,766              10,855
 9/30/04          11,180              11,215
12/31/04          11,460              11,541




    -----------------------------------------------------------------
                                       Average Annual Return/2/
                                       (for the year ended 12/31/04)
    -----------------------------------------------------------------
                                       1 Year    Since Inception/3/
    -----------------------------------------------------------------
    PIMCO Inflation Protected Bond
    Portfolio--Class A                  9.43%          8.96%
--  Class B                             9.01%          8.64%
    -----------------------------------------------------------------
    Lehman Global Real: U.S. TIPS Bond
- - Index/1/                            8.46%          8.53%
    -----------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Lehman Brothers Global Real: U.S. TIPS Index represents an unmanaged market index made up of U.S. Treasury Inflation Linked Index securities. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of Class A and Class B shares is 5/1/03. Index returns are based on an inception date of 4/30/03.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      47

--------------------------------------------------------------------------------
PIMCO PEA Innovation Portfolio                      For the year ended 12/31/04
Managed by PEA Capital LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


MARKET OVERVIEW
The technology sector had its second consecutive year of positive returns in 2004, with the NASDAQ Composite Index/1/ up 8.59%. The sector did, however, underperform the broad market (as measured by the S&P 500 Index/2/) by 228 bps.

PORTFOLIO STRATEGIES
The Portfolio's overweight position in the semiconductor industry contributed to its relative underperformance, as this industry struggled throughout the year. Two holdings in particular that hurt performance were National Semiconductor Corp. and Cypress Semiconductor Corp. The Portfolio was also hindered by the electronic manufacturing services industry. Key holdings that struggled in this industry were Flextronics International Ltd. and Solectron Corp.

Several stocks, that helped performance over the period included Marvell Technology Group Ltd., and Monster Worldwide, Inc. Marvell Technology Group Ltd., a producer of broadband technology solutions, was the portfolio's best performer for the month. Monster Worldwide, Inc., the employment services company, also delivered strong results.

OUTLOOK
We believe the technology sector will benefit as the economy continues to recover in 2005. In particular, we believe technology should get a boost from a drop in oil prices as Saudi production increases.

DENNIS P. MCKECHNIE
Portfolio Manager
PEA Capital LLC

ALL DATA IS AS OF 12/31/04, UNLESS OTHERWISE INDICATED.
Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. This commentary contains the current opinions of the manager and does not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. This article is distributed for educational purposes and should not be considered investment advice. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. The portfolio is an investment option in several MetLife variable products. Results do not reflect the deduction of product related CDSC, morality and expense risk charges, administrative fees, or other product expenses. The deduction of fees would have resulted in lower returns.

This commentary contains the current opinions of the investment manager and does not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. Past performance is not a guarantee of future performance.
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                            Percent of
         Description                                        Net Assets
         -------------------------------------------------------------
         Comverse Technology, Inc.                            3.55%
         -------------------------------------------------------------
         Dell, Inc.                                           3.44%
         -------------------------------------------------------------
         Monster Worldwide, Inc.                              3.31%
         -------------------------------------------------------------
         Avid Techonology, Inc.                               3.25%
         -------------------------------------------------------------
         EMC Corp.                                            3.20%
         -------------------------------------------------------------
         Microsoft Corp.                                      3.06%
         -------------------------------------------------------------
         Juniper Networks, Inc.                               3.02%
         -------------------------------------------------------------
         Network Appliance, Inc.                              2.87%
         -------------------------------------------------------------
         Marvell Technology Group, Ltd.                       2.83%
         -------------------------------------------------------------
         Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)   2.80%
         -------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Technology          52.7%
Communications      32.6%
Industrials         11.4%
Non-Cyclical         3.3%


--------------------------------------------------------------------------------

                                      48

--------------------------------------------------------------------------------
PIMCO PEA Innovation Portfolio                      For the year ended 12/31/04
Managed by PEA Capital LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


PIMCO PEA Innovation Portfolio (Formerly PIMCO Innovation Portfolio) managed by
                     PEA Capital LLC vs. S&P 500 Index/2/
                           Growth Based on $10,000+

                                    [CHART]

                 S&P 500            Pimco PEA Innovation
                 Index                  Portfolio
                 -------            --------------------
02/12/2001       $10,000                 $10,000
03/31/2001         8,512                   7,070
06/30/2001         9,010                   7,590
09/30/2001         7,687                   4,210
12/31/2001         8,509                   6,160
03/31/2002         8,533                   5,880
06/30/2002         7,389                   3,850
09/30/2002         6,113                   2,510
12/31/2002         6,628                   3,040
03/31/2003         6,420                   3,070
06/30/2003         7,408                   3,730
09/30/2003         7,605                   4,250
12/31/2003         8,531                   4,790
03/31/2004         8,675                   4,870
06/30/2004         8,824                   4,740
09/30/2004         8,659                   3,971
12/31/2004         9,458                   4,584



    -----------------------------------------------------
                            Average Annual Return/3/
                          (for the year ended 12/31/04)
    -----------------------------------------------------
                         1 Year 3 Year Since Inception/4/
    -----------------------------------------------------
    PIMCO PEA Innovation
    Portfolio--Class A   -4.28%    --       -14.04%
--  Class B              -4.31% -9.37%      -18.18%
    Class E              -4.30% -9.37%       -4.07%
    -----------------------------------------------------
- - S&P 500 Index/2/     10.87%  3.59%       -1.41%
    -----------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The NASDAQ Composite Index is a market value-weighted, technology-oriented index comprised of approximately 5,000 domestic and non-US-based securities. The complete details of contracts including risks and costs are reflected in the prospectus available for each variable product offered.

/2/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 10/31/01. Index returns are based on an inception date of 1/31/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      49

--------------------------------------------------------------------------------
PIMCO Total Return Portfolio                        For the year ended 12/31/04
Managed by Pacific Investment Management Company LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


MAJOR MARKET TRENDS AFFECTING THE PORTFOLIO'S PERFORMANCE
Bonds gained ground in the first quarter of 2004 as concerns about the durability of the U.S. economic recovery pushed low interest rates even lower. Demand for relatively safe assets such as bonds rose amid renewed fears of terrorist attacks after the Madrid bombing. Lifted by the tailwind of falling rates, every fixed income sector was in positive territory for the quarter. Market optimism was revived during the second quarter after a series of robust non-farm payroll growth releases suggested to investors that the economy indeed was on track. Short-term rates increased over 100 basis points during the quarter and fixed income markets sold off, giving back all the gains of the first quarter.

The third quarter was essentially a reversal of the previous three months. Economic data releases suggested moderate economic growth, as job numbers, inflation and consumer confidence fell short of analyst expectations, again throwing doubts on the strength of the recovery. Bonds subsequently rallied as the weak employment growth and lower inflation prints prompted a fall in interest rates. The rally of the third quarter continued into the last three months of the year where all major fixed income sectors posted gains, capping a year in which bonds showed unexpected strength. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 4.34 percent for the year, despite a tightening cycle by the Federal Reserve that began in June. The central bank raised the federal funds rate five times during the year for a total of 125 basis points. Investors understood that the Fed was lifting rates from unusually low levels that had been set to ward off deflation.

OTHER FACTORS ATTRIBUTED TO THE PORTFOLIO'S POSITIVE/NEGATIVE PERFORMANCE VS. THE BENCHMARK
PIMCO focused on quality, value and prudent diversification outside of index sectors in an environment where core bond sectors presented limited buying opportunities. Below-index duration in the U.S. was positive during the year as U.S. rates rose and exposure to European duration also added value as these yields fell. A short to intermediate maturity focus helped returns by producing extra yield and generating gains via "roll down". Additionally, buying bonds forward added high quality income, as the steep yield curve allowed PIMCO to invest cash backing the forward settled positions at relatively attractive yields. An underweight to mortgages hurt returns as low volatility and strong bank demand supported the asset class, but mortgage security selection added value. A corporate underweight was also negative as demand increased from investors looking for extra yield. A tactical allocation to real return bonds aided returns as TIPS outperformed nominal bonds in a falling real interest rate environment. Emerging markets were also positive as fundamentals such as trade surpluses and currency reserves continued to improve.

MARKET/PORTFOLIO OUTLOOK
Global growth will slow over the next year as the U.S. recovery cools and Europe and Japan prove unable to pick up the slack. Higher unit labor costs and a weaker dollar will create some inflationary pressure, but lingering overcapacity worldwide will limit this effect over a cyclical time frame. The yield on the benchmark 10-year Treasury will range between 4 and 4.5%, with the main risk to this forecast being a breakout of 25 basis points on the high side. Slack in the U.S. economy is closing, but growth will be constrained by a removal of accommodative monetary and fiscal policy, as the Federal Reserve tightens and fiscal stimulus fades. Also, with its low savings rate, the U.S. must rely on foreign lenders, mainly Asian central banks, to finance its prodigious consumption and the trade deficit that accompanies it. PIMCO is skeptical that China and Japan will continue to provide this "vendor financing" on agreeable terms over the long run. In the short run, however, the game will go on, since it keeps interest rates low for U.S. borrowers and mitigates appreciation of the Chinese and Japanese currencies vs. the dollar, which would hurt export-led growth in those countries.

Europe will not add much to global growth. The European Central Bank has been reluctant to cut rates to stimulate domestic demand, exports are vulnerable to a strong euro, and business and consumer confidence remain weak. After painful currency and financial crises in the late 1990s, many EM economies opted for reform and restructuring. The results have been impressive: an increasing share of global GDP, accumulation of record currency reserves and growing trade surpluses.

With respect to portfolio strategy, PIMCO will stay defensive and look for value in an environment where interest rates are low and core bond sectors continue to richen. Tactical flexibility will also be critical in this setting, such as shifting between U.S. and non-U.S. bonds. Key strategies will include:

  . A duration target that is modestly below the benchmark. This strategy will include a below benchmark interest rate exposure in the U.S. but a long duration exposure in Europe, where a strong currency and slow growth will temper inflation and interest rate risk.

  . A structural emphasis on the short to intermediate portion of the yield curve. The Federal Reserve will continue its measured pace of tightening, stopping in this cycle at a federal funds rate of 2 1/2%. Short maturities still offer value since they do not fully reflect the Fed's measured pace.

  . An underweight to mortgages and corporates as they are expensive. While security selection in these sectors offers some opportunity to add value, overall they represent an unfavorable trade-off between risk and reward.

  . An allocation to real return bonds as they are expected to outperform in an environment where the Fed will keep real yields low to stimulate the economy.

  . Retaining exposure to emerging market issues which still offer value, as credit upgrades should be forthcoming in light of growing trade surpluses and increasing currency reserves in many of these economies

WILLIAM H. GROSS
Portfolio Manager
Pacific Investment Management Company LLC

--------------------------------------------------------------------------------

                                      50

--------------------------------------------------------------------------------
PIMCO Total Return Portfolio                        For the year ended 12/31/04
Managed by Pacific Investment Management Company LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


This report contains the current opinions of the manager, and does not represent a recommendation of any particular security, strategy, or investment product. Such opinions are subject to change without notice. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Each sector of the bond market entails risk. Municipals may realize gains and may incur a tax liability from time to time. The guarantee on Treasuries and Government Bonds is to the timely repayment of principal and interest, shares of a portfolio are not guaranteed. Mortgage-backed securities and Corporate Bonds may be sensitive to interest rates. When interest rates rise, the value of fixed income securities generally declines and there is no assurance that private guarantors or insurers will meet their obligations. An investment in high-yield securities generally involves greater risk to principal than an investment in higher-rated bonds. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments which may be enhanced when investing in emerging markets. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Duration is a measure of price sensitivity to interest rates and is expressed in years. Diversification does not ensure against loss.

In an environment where interest rates may trend upward, rising rates will negatively impact most bond funds, and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                              Percent of
        Description                                           Net Assets
        ----------------------------------------------------------------
        U.S. Treasury Note (3.375%, 10/15/09)                   6.89%
        ----------------------------------------------------------------
        Federal National Mortgage Assoc. (5.50%, TBA)           3.86%
        ----------------------------------------------------------------
        U.S. Treasury Inflation Index Note (3.875%, 01/15/09)   3.75%
        ----------------------------------------------------------------
        Federal Home Loan Mortgage Corp. (5.50%, TBA)           3.45%
        ----------------------------------------------------------------
        Federal National Mortgage Assoc. (5.00%, TBA)           3.29%
        ----------------------------------------------------------------
        U.S. Treasury Note (0.875%, 04/15/10)                   2.53%
        ----------------------------------------------------------------
        Federal National Mortgage Assoc. (5.00%, TBA)           1.94%
        ----------------------------------------------------------------
        U.S. Treasury Note (3.50%, 12/15/09)                    1.64%
        ----------------------------------------------------------------
        Federal National Mortgage Assoc. (5.00%, 04/25/14)      1.59%
        ----------------------------------------------------------------
        Federal National Mortgage Assoc. (4.862%, 12/01/34)     1.41%
        ----------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

U.S. Government & Agency Obligations     74.5%
Collateralized Mortgage Obligations       5.1%
Asset-Backed Securities                   5.0%
Foreign Bonds & Debt Securities           4.1%
Foreign Government                        4.1%
Municipals                                3.9%
Corporate Bonds & Debt Securities         2.6%
Preferred Stock                           0.7%


--------------------------------------------------------------------------------

                                      51

--------------------------------------------------------------------------------
PIMCO Total Return Portfolio                        For the year ended 12/31/04
Managed by Pacific Investment Management Company LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

                    PIMCO Total Return Portfolio managed by
 Pacific Investment Management Company LLC vs. Lehman Brothers Aggregate Bond
                                   Index/1/
                           Growth Based on $10,000+

                                    [CHART]

                    Lehman Brothers           PIMCO Total
                 Aggregate Bond Index      Return Portfolio
                 --------------------      ----------------
02/12/2001             $10,000                 $10,000
03/31/2001              10,137                  10,100
06/30/2001              10,194                  10,110
09/30/2001              10,664                  10,640
12/31/2001              10,669                  10,669
03/31/2002              10,680                  10,669
06/30/2002              11,075                  11,041
09/30/2002              11,583                  11,444
12/31/2002              11,765                  11,661
03/31/2003              11,929                  11,837
06/30/2003              12,227                  12,117
09/30/2003              12,210                  12,158
12/31/2003              12,249                  12,191
03/31/2004              12,573                  12,486
06/30/2004              12,267                  12,232
09/30/2004              12,659                  12,602
12/31/2004              12,779                  12,776




    ----------------------------------------------------------
                                 Average Annual Return/2/
                               (for the year ended 12/31/04)
    ----------------------------------------------------------
                              1 Year 3 Year Since Inception/3/
    ----------------------------------------------------------
    PIMCO Total Return
    Portfolio--Class A         5.25%  6.42%       7.09%
--  Class B                    4.80%  5.76%       6.49%
    Class E                    5.06%  6.27%       5.32%
    ----------------------------------------------------------
    Lehman Brothers Aggregate
- - Bond Index/1/              4.34%  6.20%       6.46%
    ----------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Lehman Brothers Aggregate Bond Index is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 10/31/01. Index returns are based on an inception date of 1/31/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      52

--------------------------------------------------------------------------------
Met/Putnam Capital Opportunities Portfolio          For the year ended 12/31/04
Managed by Putnam Investment Management, LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE
In 2004, The Met/Putnam Capital Opportunities Portfolio outpaced the benchmark Russell 2500 Index/1/ return of 18.3% by 1.6%. The Portfolio also outperformed the Russell 2000 Index/1/, which also returned 18.3% for the year. Strong stock selection in the capital goods, consumer cyclicals, and technology sectors was the primary driver of relative outperformance. Relative weakness was experienced in the transportation, communications services, and financial sectors.

Adept stock selection and an overweight to the machinery industry (Terex Corp., Briggs & Stratton Corp.) made the capital goods sector the Portfolio's largest relative contributor. Terex Corp., the world's third-largest maker of construction equipment, received a boost in the third quarter from stronger-than-expected quarterly earnings which increased its outlook for total fiscal 2004 earnings. Investor support of the stock remained strong during the fourth quarter due to a compelling fundamental outlook for the company. Briggs & Stratton Corp. spiked in the second quarter due to investor enthusiasm for the company's announced acquisition of Simplicity Manufacturing, which will allow Briggs & Stratton Corp. to further leverage its strong brand name. The acquisition is expected to be accretive to earnings beginning in fiscal 2005.

Our position in NVR, Inc., had the largest positive relative impact on performance in the consumer cyclicals sector. Shares of NVR, Inc., moved sideways for much of 2004, but rose during the fourth quarter due to a strong third-quarter earnings report, robust order growth, and increases in new order pricing.

Solid stock selection in software (Citrix Systems, Inc., Hyperion Solutions Corp.) and communications equipment (Coinstar) aided relative performance in the technology sector. Shares of Citrix Systems, Inc., rose in the fourth quarter as continued strength in its license support business and Citrix Online led to higher third-quarter earnings. Hyperion Solutions Corp. rose early in the year due to better-than-expected results for the December, 2003 quarter. Hyperion Solutions Corp. experienced strong demand for its financial planning products due to the increased regulatory oversight associated with both Sarbanes-Oxley and the Patriot Act. The company also benefited from the successful integration of their Brio acquisition, including significant cost savings. Coinstar performed well in the second quarter, as investors approved of the company's acquisition of American Coin Merchandising. Shares rose again in the fourth quarter due to strong prior-quarter earnings and investor enthusiasm for the company's diversification of their business mix.

Our position in Mesa Air Group, Inc., (airlines) hampered relative returns in the transportation sector. Shares of Mesa Air Group, Inc., struggled during the year due to the company's customer concentration with United and US Airways, both of which are in Chapter 11 bankruptcy.

Unfavorable stock selection in telecommunication services (Primus
Telecommunications) hurt relative performance in the communications services sector. Primus declined due to a challenging market environment and increased competition.

Stock selection also hampered relative performance in the financial sector. Within the sector, the insurance (RenaissanceRe Holdings, Ltd.) and real estate (Novastar Financial) industries were the largest drag on relative performance. Shares of both RenaissanceRe Holdings, Ltd. and Novastar Financial rose during the year, but did not grow faster than the benchmark return.

OUTLOOK: U.S. EQUITY MARKETS
Despite the liquidity-fuelled relief rally of 2004's closing months, our market strategists believe the most likely prognosis for average market returns over the next several years is one of modest, single-digit gains. In this environment, relative winners will be stocks marked by "tangible value:" reasonable valuation, understandable business models, organizational transparency, cash operating earnings, and the ability to pay dividends, rather than stocks whose drivers are hope and refined accounting techniques for managing balance sheets and reported profits. These markers of tangible value should help distinguish relative winners across sectors, market-capitalization tiers, and styles.

The forecasting models of our asset-allocation team highlight a number of near-term vulnerabilities for stocks in 2005. Chief among these are high relative valuation, the current remarkably low level of market volatility (signaling investor complacency), and the likelihood of continued Fed tightening.

PORTFOLIO STRATEGY
The Met/Putnam Capital Opportunities portfolio management team takes a bottom-up approach, seeking to identify the most attractive investment opportunities based on valuation while considering overall portfolio construction. We continue to manage the fund with a 12- to 18-month time horizon, and have positioned it for a gradual economic recovery.

TEAM MANAGED
Putnam Investment Management, LLC

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                 Percent of
                    Description                  Net Assets
                    ---------------------------------------
                    NVR, Inc.                      3.12%
                    ---------------------------------------
                    Terex Corp.                    3.07%
                    ---------------------------------------
                    Citrix Systems, Inc.           2.93%
                    ---------------------------------------
                    SUPERVALU, Inc.                2.93%
                    ---------------------------------------
                    BMC Software, Inc.             2.84%
                    ---------------------------------------
                    Georgia Gulf Corp.             2.21%
                    ---------------------------------------
                    Autoliv, Inc.                  2.13%
                    ---------------------------------------
                    RenaissanceRe Holdings, Ltd.   2.09%
                    ---------------------------------------
                    Manor Care, Inc.               2.00%
                    ---------------------------------------
                    Denbury Resource, Inc.         1.97%
                    ---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Financials                      24.1%
Cyclical                        18.4%
Technology                      15.9%
Non-Cyclical                    12.0%
Industrials                     11.3%
Energy                           9.6%
Communications                   4.2%
Basic Materials                  2.8%
Utilities                        1.7%


--------------------------------------------------------------------------------

                                      53

--------------------------------------------------------------------------------
Met/Putnam Capital Opportunities Portfolio          For the year ended 12/31/04
Managed by Putnam Investment Management, LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

             Met/Putnam Capital Opportunities Portfolio managed by
          Putnam Investment Management, LLC vs. Russell 2000 Index/2/
                           Growth Based on $10,000+

                                    [CHART]


              Russell 2000      Met/Putnam Capital
                Index         Opportunities Portfolio
              ------------    -----------------------
 05/01/1996     $10,000               $10,000
 06/30/1996       9,967                 9,977
 09/30/1996      10,001                10,149
 12/31/1996      10,521                10,859
 03/31/1997       9,977                10,083
 06/30/1997      11,594                11,623
 09/30/1997      13,320                13,363
 12/31/1997      12,873                13,128
 03/31/1998      14,168                14,730
 06/30/1998      13,508                13,746
 09/30/1998      10,786                10,791
 12/31/1998      12,545                12,419
 03/31/1999      11,865                11,828
 06/30/1999      13,711                13,165
 09/30/1999      12,844                13,285
 12/31/1999      15,213                17,953
 03/31/2000      16,290                19,471
 06/30/2000      15,674                18,097
 09/30/2000      15,848                18,484
 12/31/2000      14,753                16,058
 03/31/2001      13,792                13,599
 06/30/2001      15,763                15,845
 09/30/2001      12,486                12,201
 12/31/2001      15,119                14,706
 03/31/2002      15,721                15,232
 06/30/2002      14,408                13,654
 09/30/2002      11,325                11,112
 12/31/2002      12,023                11,612
 03/31/2003      11,483                10,559
 06/30/2003      14,172                12,652
 09/30/2003      15,459                13,329
 12/31/2003      17,704                14,947
 03/31/2004      18,812                15,587
 06/30/2004      18,900                15,826
 09/30/2004      18,360                15,612
12//31/2004      20,947                17,718




    -------------------------------------------------------------
                                 Average Annual Return/3/
                              (for the year ended 12/31/04)
    -------------------------------------------------------------
                          1 Year 3 Year 5 Year Since Inception/4/
    -------------------------------------------------------------
    Met/Putnam Capital
    Opportunities
    Portfolio--Class A    18.54%  6.41% -0.26%       6.82%
--  Class B               18.33%  6.15%    --        7.62%
    -------------------------------------------------------------
- - Russell 2000 Index/2/ 18.33% 11.48%  6.61%       8.91%
    -------------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Russell 2500 Index measures the performance of 2,500 smallest 2500 companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 1000 index. As of the latest reconstitution, the average market capitalization was approximately $992.9 million; the median market capitalization was approximately $640.0 million. The largest company in the Index had an approximate market capitalization of $4.0 billion. The Index does not include fees or expenses and is not available for direct investment.

/2/The Russell 2000 Index is an unmanaged index and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $607.1 million; the median market capitalization was approximately $496.4 million; The largest company in the Index had a market capitalization of $1.6 billion. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/4/Inception of the Class A shares is 5/1/96. Inception of the Class B shares is 4/3/01. Index returns are based on an inception date of 5/1/96. Prior to May 1, 2003 this Portfolio was managed by J.P. Morgan Investment Management, Inc.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      54

--------------------------------------------------------------------------------
Third Avenue Small Cap Value Portfolio              For the year ended 12/31/04
Managed by Third Avenue Management LLC

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


For the twelve months ended December 31, 2004, the Third Avenue Small Cap Value Portfolio ("the Portfolio")--Class A shares appreciated by 26.81%, compared to increases of 10.87%, 18.33% and 22.25%, for the S&P 500 Index/1/, Russell 2000 Index/2/ and Russell 2000 Value Index/3/, respectively. The strong performance during 2004 was driven by meaningful appreciation from several energy-related holdings, including Smedvig ASA- Series A (up 120%), Fording Canadian Coal Trust (up 117%), and Willbros Group, Inc., (up 92%). Other investments that contributed significantly to the impressive overall performance of the Portfolio include Kmart Holdings Corp. (acquired in 2004 and up 234% from cost), Alamo Group, Inc. (up 78%), and JAKKS Pacific, Inc. (up 68%).

During the twelve-month period, we acquired 25 new positions and eliminated 12 positions, increasing the number of holdings in the Portfolio to 81. During 2004, we invested in several opportunities relating to proposed mergers. At Third Avenue Management, we will buy shares of companies that are "in play" and trading at a discount to the expected value of the shares if a merger is completed, provided the company meets our "Safe and Cheap/4/" investment criteria. Therefore, we would be comfortable holding the shares should the potential merger never be consummated. Although the shares of the target of a merger will often fall sharply in such a situation, we would be likely to add to our position since the company meets our "Safe and Cheap" criteria. As long-term investors, a potential short-term stock decline will not stop us from making an investment if we believe that the expected long-term return will be attractive.

We acquired shares of Equity Oil Co. in early 2004, subsequent to the announcement of a merger with Whiting Petroleum Corp ("Whiting"). The merger agreement was structured as an all- stock transaction, and the shares of Equity Oil were trading at only a slight discount, based on the price of Whiting. However, we would have been comfortable holding Equity Oil on its own, as the company had a strong balance sheet and the shares were trading at a discount to our estimate of net asset value. We also determined that we would be happy to hold shares of Whiting if the merger was consummated, since Whiting was also well financed and trading below our estimate of net asset value. In fact, we were also purchasing shares of Whiting directly. The merger was completed on July 20, 2004, and, based on the price of Whiting's shares at year-end, our 2004 return on our Equity Oil Co. purchases was roughly 40%.

Following the announcement of a merger agreement between telecommunications equipment providers Tellabs, Inc., (an existing holding) and Advanced Fibre Communications, Inc ("Advanced Fibre")., we began acquiring shares of Advanced Fibre. We were comfortable owning Advanced Fibre on its own, based on its very strong financial position, reasonable valuation and attractive long-term business outlook as a leading supplier of broadband access equipment. In July, 2004, Advanced Fibre reported disappointing second quarter earnings, and the spread between Tellabs, Inc., and Advanced Fibre's stock prices widened substantially based on the initial terms of the merger agreement ($7 in cash plus 1.55 shares of Tellabs, Inc., common stock). We continued to add to our position, as we believed the deal was still likely to go through, and remained comfortable holding Advanced Fibre even if the deal was terminated.
In September, 2004, the terms of the merger were adjusted to $12 in cash plus
0.504 shares of Tellabs stock (less favorable for Advanced Fibre shareholders), and the merger subsequently closed in November. Although we were clearly not expecting Advanced Fibre's earnings disappointment and the subsequent adjustment in the terms of the merger, our 2004 return on the investment was only roughly negative 3%.

In September and October, 2004, we accumulated a position in Hollywood Entertainment Corp, a leading rental retailer of DVDs, videos and video games, after a deal with Leonard Green to go private for $14 per share was cancelled. We believed that the company was still "in play", but we also would have been comfortable owning the shares on a stand-alone basis given its strong balance sheet, and, based on our cost of roughly $9.65 per share, attractive valuation at roughly 7 times earnings. Subsequently, Leonard Green submitted a revised go-private offer using a price of $10.25 per share, and two strategic buyers expressed interest in acquiring the company at higher prices. Based on the price at year-end, our 2004 return on the Hollywood Entertainment Corp. investment was roughly 36%.

Resource conversions involving a handful of investments in the Portfolio led to the elimination of those positions in 2004. Butler Manufacturing was acquired in an all-cash acquisition for $22.50 per share. Portfolio management opposed the transaction and encouraged Butler management to delay the shareholder meeting and vote in order to consider an offer from another company that submitted what appeared to be a superior acquisition proposal (albeit late in the process). Portfolio management believes that the company's board of directors agreed to sell the company for less than its full value. In this regard, the Portfolio dissented from the merger and demanded an appraisal of its shares in accordance with Delaware statutory procedures. In another resource conversion, the Portfolio's position in Maxwell Shoe Co. was eliminated in response to a tender offer by Jones Apparel (NYSE: JNY). Also, the Portfolio's position in MONY Group was eliminated due to a resource conversion, with AXA having completed its acquisition of MONY.

We eliminated our position in Circuit City Stores, Inc., after significant appreciation, due to a deteriorating financial position. The Portfolio's investment in Cyberoptics Corp. was eliminated, following a significant increase in its share price, as part of a program to reduce exposure to high-tech companies. We eliminated our position in Jack in the Box, Inc., after significant appreciation, because we determined that the shares were grossly overvalued. We eliminated our position in SWS Group, Inc., as we believed that the shares were similarly overvalued, particularly following the spin-off of its money management operations, which resulted, in our view, in less clarity about the long-term earning power of the company. We sold our Modtech Holdings, Inc. common stock after making the determination that the business was permanently impaired, following two quarters of operating losses and the resultant violations of debt covenants. Some other, smaller positions, including Ulticom, Inc., were eliminated for portfolio management purposes.

Looking forward, we continue to be pleased with the overall quality of names in the Portfolio, and we are encouraged by solid business

--------------------------------------------------------------------------------

                                      55

--------------------------------------------------------------------------------
Third Avenue Small Cap Value Portfolio              For the year ended 12/31/04
Managed by Third Avenue Management LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


fundamentals for most of our holdings. We will continue to strive to find additional investment opportunities that meet our "Safe and Cheap" criteria today that will enable us to achieve attractive investment returns in the future.

CURTIS JENSEN
IAN LAPEY
Portfolio Managers
Third Avenue Management LLC

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                                       Percent of
               Description                             Net Assets
               --------------------------------------------------
               Pogo Producing Co.                        2.62%
               --------------------------------------------------
               St. Joe Co. (The)                         2.46%
               --------------------------------------------------
               Whiting Petroleum Corp.                   2.44%
               --------------------------------------------------
               Trammell Crow Co.                         2.13%
               --------------------------------------------------
               St. Mary Land & Exploration Co.           2.06%
               --------------------------------------------------
               LNR Property Corp.                        2.05%
               --------------------------------------------------
               Alexander & Baldwin, Inc.                 1.96%
               --------------------------------------------------
               Fording Canadian Coal Trust               1.88%
               --------------------------------------------------
               Superior Industries International, Inc.   1.88%
               --------------------------------------------------
               Forest City Enterprises, Inc.             1.81%
               --------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Financials               31.5%
Industrials              15.2%
Cyclical                 13.1%
Energy                   13.0%
Basic Materials           7.1%
Non-Cyclical              6.9%
Communications            6.3%
Technology                5.3%
Diversified               1.6%


--------------------------------------------------------------------------------

                                      56

--------------------------------------------------------------------------------
Third Avenue Small Cap Value Portfolio              For the year ended 12/31/04
Managed by Third Avenue Management LLC

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

               Third Avenue Small Cap Value Portfolio managed by
          Third Avenue Management LLC vs. Russell 2000 Value Index/3/
                           Growth Based on $10,000+

                                    [CHART]

               Russell 2000           Third Avenue Small
               Value Index            Cap Value Portfolio
               --------------         -------------------
05/01/2002       $10,000                    $10,000
06/30/2002         9,455                      9,240
09/30/2002         7,442                      7,380
12/31/2002         7,808                      8,322
03/31/2003         7,412                      8,040
06/30/2003         9,096                      9,506
09/30/2003         9,799                     10,490
12/31/2003        11,403                     11,777
03/31/2004        12,192                     12,690
06/30/2004        12,295                     13,186
09/30/2004        12,314                     13,429
12/31/2004        13,940                     14,933




    -----------------------------------------------------------
                                 Average Annual Return/5/
                                 (for the year ended 12/31/04)
    -----------------------------------------------------------
                                 1 Year    Since Inception/6/
    -----------------------------------------------------------
    Third Avenue Small Cap Value
    Portfolio--Class A           26.81%          16.18%
--  Class B                      26.50%          15.98%
    -----------------------------------------------------------
- - Russell 2000 Value Index/3/  22.25%          13.21%
    -----------------------------------------------------------

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $607.1 million; the median market capitalization was approximately $496.4 million. The largest company in the Index had an approximate market capitalization of $1.6 billion. The Index does not include fees or expenses and is not available for direct investment.

/3/The Russell 2000 Value Index is an unmanaged index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/4/"Safe" signifies that, in Third Avenue's view, the companies have strong finances, competent management, and an understandable business. "Cheap" signifies that, in Third Avenue's view, the companies' securities are selling for significantly less than what a private buyer might pay for control of the business.

/5/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/6/Inception of the Class A and Class B shares is 5/1/02. Index returns are based on an inception date of 5/1/02.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      57

--------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio              For the year ended 12/31/04
Managed by T. Rowe Price Associates, Inc.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


PERFORMANCE
The Portfolio posted a strong gain for the 12 months ended December 31, 2004, outpacing the Russell Midcap Growth Index/1/. Stock selection was the primary driver of relative performance and the impact of sector weightings was also positive.

MARKET ENVIRONMENT
After beginning the year on a strong note, stocks struggled to make headway as economic growth moderated amid rising short-term interest rates and surging energy costs. Stock prices rebounded as oil backed away from its late-October peak, and by year-end, several major indexes were at or near their highest levels of the year. Mid-cap shares outperformed their larger counterparts, and value outperformed growth across all market capitalizations. Utilities, materials, energy, and financials stocks were among the leaders, while the technology sector was essentially flat for the year.

PORTFOLIO REVIEW
The technology, industrials and business services, and energy sectors aided relative performance in the period. Technology stocks were surprisingly weak as it was the only sector in the index not to post a double-digit gain. However, our technology holdings were good performers, driven by strong performances in communications and electronic equipment companies and in our software holdings. Additionally, an underweight in semiconductors benefited relative performance. Positions in McAfee, Inc. and Veritas DGC, Inc., drove results in software. McAfee, Inc.'s sales and operating margins are improving as the demand for computer security products continues to grow among commercial and residential consumers. Veritas DGC, Inc., a backup and storage management software company, is being acquired by security software firm Symantec in the largest software merger in history. Within communications equipment, Harris Corp. and Research In Motion Ltd., maker of the BlackBerry handheld device, were the best relative contributors. We believe Research In Motion Ltd., employ the best technology and services in its business. Companies with leverage to improving economic activity, such as industrials and business services firms, again posted a solid gain during the year. Specifically, employment services, logistics, machinery, and traditional industrial stocks benefited relative results.

Detractors from relative performance included the health care, consumer discretionary, and financials sectors. Within health care, weak stock selection in health care services and biotechnology and our positioning in generic pharmaceuticals, where a number of companies had earnings misses, weighed on relative results. The consumer discretionary sector turned in solid performance over the period, but questions about the sustainability of consumer spending hampered retailers. Leisure equipment, hotels, and specialty retailers were our best performers in the sector, though an underweight in household durables and restaurants caused the sector to be a relative detractor. As interest rates remain relatively low by historical standards, the financials sector continued to do well. Our holdings in consumer finance and capital markets detracted most from relative performance.

OUTLOOK
The earnings growth of mid-cap companies has been exceptional, but mid-cap valuations are now at a premium relative to large-caps. In our view, the key to the mid-cap outperformance cycle (over large-caps) is continued relative earnings strength. Growth stocks outpaced their value counterparts during the fourth quarter, but value maintains a significant five-year advantage. Because of this performance disparity, growth stocks appear attractively valued compared to historical averages. We believe we are well-positioned for this environment, as we expect companies with consistent earnings and cash flow growth to be rewarded.

BRIAN W.H. BERGHUIS
Portfolio Manager
T. Rowe Price Associates, Inc.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                              Percent of
                       Description            Net Assets
                       ---------------------------------
                       ChoicePoint, Inc.        1.42%
                       ---------------------------------
                       Medimmune, Inc.          1.42%
                       ---------------------------------
                       Omnicare, Inc.           1.29%
                       ---------------------------------
                       Rockwell Collins, Inc.   1.29%
                       ---------------------------------
                       Harris Corp.             1.25%
                       ---------------------------------
                       Roper Industries, Inc.   1.23%
                       ---------------------------------
                       Brunswick Corp.          1.20%
                       ---------------------------------
                       DST Systems, Inc.        1.18%
                       ---------------------------------
                       McAfee, Inc.             1.16%
                       ---------------------------------
                       BJ Services Co.          1.13%
                       ---------------------------------

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Non-Cyclical          30.1%
Technology            14.5%
Communications        12.7%
Cyclical              12.4%
Industrials           12.3%
Financials             9.0%
Energy                 6.3%
Basic Materials        2.7%

--------------------------------------------------------------------------------

                                      58

--------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio              For the year ended 12/31/04
Managed by T. Rowe Price Associates, Inc.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------


               T. Rowe Price Mid-Cap Growth Portfolio managed by
       T. Rowe Price Associates, Inc. vs. Russell Midcap Growth Index/1/
                           Growth Based on $10,000+


                                    [CHART]

            Russell Mid Cap     T. Rowe Price Mid-Cap
             Growth Index         Growth Portfolio
            ----------------    ---------------------
02/12/2001      $10,000               $10,000
03/31/2001        7,729                 7,950
06/30/2001        8,980                 9,500
09/30/2001        6,483                 6,570
12/31/2001        8,238                 8,340
03/31/2002        8,092                 7,701
06/30/2002        6,614                 5,340
09/30/2002        5,478                 4,350
12/31/2002        5,981                 4,668
03/31/2003        5,979                 4,577
06/30/2003        7,101                 5,463
09/30/2003        7,609                 5,684
12/31/2003        8,535                 6,378
03/31/2004        8,947                 6,589
06/30/2004        9,041                 6,851
09/30/2004        8,649                 6,700
12/31/2004        9,855                 7,515


    ---------------------------------------------------------------
                                      Average Annual Return/2/
                                    (for the year ended 12/31/04)
    ---------------------------------------------------------------
                                   1 Year 3 Year Since Inception/3/
    ---------------------------------------------------------------
    T. Rowe Price Mid-Cap
    Growth Portfolio--Class A      18.15% -3.19%      -6.61%
--  Class B                        17.82% -3.42%      -7.09%
    Class E                        17.92% -3.37%       0.52%
    ---------------------------------------------------------------
- - Russell Midcap Growth Index/1/ 15.47%  6.16%      -0.37%
    ---------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/3/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 10/31/01. Index returns are based on an inception date of 2/12/01. Prior to January 1, 2003 this Portfolio was managed by MFS Financial Services Company.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      59

--------------------------------------------------------------------------------
Turner Mid-Cap Growth Portfolio                     For the year ended 12/31/04
Managed by Turner Investment Partners, Inc.

LETTER TO POLICYHOLDERS

--------------------------------------------------------------------------------


After marking time for much of the year, the stock market, as represented by the S&P 500 Index/1/, ended the year with a strong finishing kick. The S&P 500 Index sprinted ahead 9.23% in the fourth quarter, helping to secure a second consecutive year of gains for stocks. Overall, the index rose 10.87% for all of 2004. The fourth quarter served as a classic example of how stock-market gains have tended to come in brief, intense bursts; if you subtract the results of the final three months, the S&P 500 Index would have been up a mere 1.51% for the year.

We think much of the gain for all of 2004 can be credited to better-than-expected earnings (63% of the S&P 500 Index companies' most recent quarterly earnings reports exceeded Wall Street analysts' expectations). Also driving results was a positive change in investor psychology. Early in the year investors were notably fretful about several issues--the war on terrorism, rising oil prices, the hiking of short-term interest rates by the Federal Reserve, uncertainty about the outcome of the Bush-Kerry presidential raise, and mixed economic signals, among others. But as oil prices stabilized, as the Bush-Kerry election was resolved, as the Federal Reserve's five rate hikes proved temperate, and as economic news on balance remained favorable, bearishness gradually morphed into bullishness and money increasingly flowed into stocks. For instance, for the year-to-date through November, net cash flow into stock funds totaled $167 billion, versus $138 billion for the same period a year earlier.

Among capitalization segments, smaller stocks were the distinct winners in 2004. The Russell 2000 Index/2/ climbed 14.09% for the quarter and 18.33% for the year. The Russell Midcap Index/3/ soared 13.66% in the quarter and 20.22% for the year. In contrast, the large-cap Russell 1000 Index/4/ gained 9.80% in the quarter and 11.40% for the year.

Not all stocks in each capitalization segment performed equally, however. For all of 2004, value stocks in aggregate widely outperformed growth stocks, as had been the case in the four previous years. For instance, for all of 2004 the broad-based Russell 3000 Value Index/5/ returned 16.94%, or 10.01 percentage points more than its growth counterpart did. Growth stocks reaped a better relative performance in the fourth quarter, however, lagging value stocks by just 0.96 percentage point.

Turner Investment Partners began managing the Met Investors Series Trust--Turner Mid Cap Growth Portfolio in May of this year. Since that time, the Portfolio--Class A shares have returned 12.30% vs. the 13.35% return of the Russell Midcap Growth Index/6/, its benchmark. Seven of the Portfolio's 10 sector positions beat their corresponding index sectors. Contributing the most to performance were growth-oriented holdings in the consumer-discretionary/services and technology sectors. Stocks in those sectors that added value included VeriSign, Inc., Research In Motion Ltd., F5 Networks, Inc., Apple Computer, Inc., Comverse Technology, Inc. and Wynn Resorts Ltd.

Detracting the most from performance were our weightings in health-care and financial services stocks. Stocks that produced poor relative returns here included Varian Medical Systems Inc., Invitrogen Corp., Neurocrine Biosciences, Inc., Wellpoint, Inc. and Chicago Mercantile Exchange Holdings, Inc. We are enthused about the return potential of a diverse range of growth stocks, including those of companies in the freight-forwarding, Internet, lodging and gaming, health and wellness, asset and wealth management, financial-technology, biotechnology, HMO, medical-products, metals, biometrics, security-software, digital-storage, and wireless industries.

We think that a combination of moderate economic growth, low inflation, modest interest rates, reasonable equity valuations, corporate America's cash hoard of $1 trillion available for acquisitions and share buybacks, and steadily rising corporate profits should benefit the stock market in 2005. The market climbed a steep wall of worry in 2003 and continued to go up in 2004 in the face of fairly negative investor sentiment. We look for another up year in 2005.

TEAM MANAGED
Note to investors: The Portfolio is managed by a committee composed of Christopher K. McHugh, Bill McVail, CFA, and Robert E. Turner, CFA. Mr. McHugh, Senior Portfolio Manager/Security Analyst, co-founded Turner in 1990 and is the Portfolio's lead manager. Mr. McVail, Senior Portfolio Manager/Security Analyst, joined Turner in 1998. Mr. Turner, Chairman and Chief Investment Officer--Growth Equities, co-founded Turner in 1990.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 12/31/04

                                               Percent of
                       Description             Net Assets
                       ----------------------------------
                       Juniper Networks, Inc.    2.03%
                       ----------------------------------
                       Coach, Inc.               1.82%
                       ----------------------------------
                       Apple Computer, Inc.      1.64%
                       ----------------------------------
                       VeriSign, Inc.            1.57%
                       ----------------------------------
                       Yum! Brands, Inc.         1.50%
                       ----------------------------------
                       Bed Bath & Beyond, Inc.   1.49%
                       ----------------------------------
                       Polycom, Inc.             1.47%
                       ----------------------------------
                       WellPoint, Inc.           1.45%
                       ----------------------------------
                       Monster Worldwide, Inc.   1.40%
                       ----------------------------------
                       Bard (C.R.), Inc.         1.39%
                       ----------------------------------

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (% of portfolio market value)
As of 12/31/04

                                    [CHART]

Non-Cyclical                  21.4%
Cyclical                      15.8%
Industrials                   15.2%
Communications                13.2%
Technology                    13.1%
Financials                    11.4%
Basic Materials                7.1%
Energy                         2.1%
Diversified                    0.7%


--------------------------------------------------------------------------------

                                      60

--------------------------------------------------------------------------------
Turner Mid-Cap Growth Portfolio                     For the year ended 12/31/04
Managed by Turner Investment Partners, Inc.

LETTER TO POLICYHOLDERS (CONTINUED)

--------------------------------------------------------------------------------

                  Turner Mid-Cap Growth Portfolio managed by
      Turner Investment Partners, Inc. vs. Russell Midcap Growth Index/6/
                           Growth Based on $10,000+

                                    [CHART]

             Russell Mid Cap              Turner
              Growth Index       Mid-Cap Growth Portfolio
             ----------------    ------------------------
  5/1/2004        $10,000                $10,000
 6/30/2004         10,399                 10,410
 9/30/2004          9,949                  9,700
12/31/2004         11,336                 11,230




    --------------------------------------------------------------
                                        Cumulative Return/7/
                                   (for the period ended 12/31/04)
    --------------------------------------------------------------
                                         Since Inception/8/
    --------------------------------------------------------------
    Turner Mid-Cap Growth
    Portfolio--Class A                          12.30%
--  Class B                                     12.20%
    --------------------------------------------------------------
- - Russell Midcap Growth Index/6/              13.35%
    --------------------------------------------------------------

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/The Russell 2000 Index is an unmanaged index and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $607.1 million; the median market capitalization was approximately $496.4 million; The largest company in the Index had a market capitalization of $1.6 billion. The Index does not include fees or expenses and is not available for direct investment

/3/The Russell Midcap Index is an unmanaged index and measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $4.2 billion; the median market capitalization was approximately $3.2 billion. The largest company in the Index had a market capitalization of $12.4 billion. The Index does not include fees or expenses and is not available for direct investment.

/4/The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $12.1 billion; the median market capitalization was approximately $4.0 billion. The smallest company in the index had an approximate market capitalization of $1.6 billion. The Index does not include fees or expenses and is not available for direct investment.

/5/The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The Index does not include fees or expenses and is not available for direct investment.

/6/The Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. The Index does not include fees or expenses and is not available for direct investment.

/7/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions.

/8/Inception of the Class A and Class B shares is 5/1/04. Index returns are based on an inception date of 4/30/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

                                      61

UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Portfolio you may incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Portfolio expenses. For Met Investors Series Trust Class A does not charge a distribution (12b-1) fee. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolios and help you compare these with the ongoing costs of investing in other variable insurance products.

ACTUAL EXPENSES

The first line in the table for each Class of shares shows the actual account values and actual Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2004 through December 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = $8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio and Class.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher.

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
MET/AIM MID CAP CORE EQUITY PORTFOLIO       ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,055.26        $4.40
  Hypothetical (5% return before expenses)     1,000.00      1,020.86         4.32
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,054.76         5.50
  Hypothetical (5% return before expenses)     1,000.00      1,019.79         5.40
------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       1,000.00      1,054.59         5.00
  Hypothetical (5% return before expenses)     1,000.00      1,020.27         4.92
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.85%, 1.08%, and .98% for the Class A, Class B, and Class E respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
MET/AIM SMALL CAP GROWTH PORTFOLIO          ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,030.49        $5.32
  Hypothetical (5% return before expenses)     1,000.00      1,019.89         5.30
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,029.07         6.65
  Hypothetical (5% return before expenses)     1,000.00      1,018.58         6.62
------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       1,000.00      1,029.76         6.14
  Hypothetical (5% return before expenses)     1,000.00      1,019.09         6.10
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, 1.29%, and 1.18% for the Class A, Class B, and Class E respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


                                      62

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO       ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,139.14        $5.25
  Hypothetical (5% return before expenses)     1,000.00      1,020.23         4.96
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,137.92         6.15
  Hypothetical (5% return before expenses)     1,000.00      1,019.38         5.81
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.97% and 1.14% for the Class A and Class B respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
HARRIS OAKMARK INTERNATIONAL PORTFOLIO      ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,136.36        $5.65
  Hypothetical (5% return before expenses)     1,000.00      1,019.84         5.35
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,134.34         6.63
  Hypothetical (5% return before expenses)     1,000.00      1,018.93         6.27
------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       1,000.00      1,135.03         6.13
  Hypothetical (5% return before expenses)     1,000.00      1,019.40         5.80
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 1.04%, 1.23%, and 1.14% for the Class A, Class B, and Class E respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
JANUS AGGRESSIVE GROWTH PORTFOLIO           ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,047.94        $4.63
  Hypothetical (5% return before expenses)     1,000.00      1,020.61         4.57
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,046.96         5.92
  Hypothetical (5% return before expenses)     1,000.00      1,019.35         5.84
------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       1,000.00      1,046.89         5.40
  Hypothetical (5% return before expenses)     1,000.00      1,019.86         5.33
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.15%, and 1.05% for the Class A, Class B, and Class E respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
LORD ABBETT AMERICA'S VALUE PORTFOLIO       ------------- ------------- ---------------

  Class B
  Actual                                      $1,000.00     $1,115.01        $5.85
  Hypothetical (5% return before expenses)     1,000.00      1,019.61         5.59
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 1.09% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


                                      63

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
LORD ABBETT BOND DEBENTURE PORTFOLIO        ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,076.28        $3.32
  Hypothetical (5% return before expenses)     1,000.00      1,021.93         3.24
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,075.37         4.58
  Hypothetical (5% return before expenses)     1,000.00      1,020.72         4.46
------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       1,000.00      1,075.30         4.07
  Hypothetical (5% return before expenses)     1,000.00      1,021.21         3.96
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.63%, 0.88%, and 0.78% for the Class A, Class B, and Class E respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
LORD ABBETT GROWTH AND INCOME PORTFOLIO     ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,088.22        $2.89
  Hypothetical (5% return before expenses)     1,000.00      1,022.37         2.80
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,087.08         4.20
  Hypothetical (5% return before expenses)     1,000.00      1,021.11         4.07
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.57% and 0.82% for the Class A and Class B respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO  ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,089.86        $4.73
  Hypothetical (5% return before expenses)     1,000.00      1,020.61         4.57
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,087.65         6.03
  Hypothetical (5% return before expenses)     1,000.00      1,019.36         5.84
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.90% and 1.15% for the Class A and Class B respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
LORD ABBETT MID-CAP VALUE PORTFOLIO         ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,138.26        $4.14
  Hypothetical (5% return before expenses)     1,000.00      1,021.26         3.91
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,137.06         5.49
  Hypothetical (5% return before expenses)     1,000.00      1,020.00         5.19
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.78% and 1.03% for the Class A and Class B respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                            11/4/2004*    12/31/04      11/4/04-12/31/04
METLIFE AGGRESSIVE STRATEGY PORTFOLIO       ------------- ------------- ----------------

  Class B
  Actual                                      $1,000.00     $1,071.50        $0.56
  Hypothetical (5% return before expenses)     1,000.00      1,007.38         0.55
------------------------------------------  ------------- ------------- ----------------

*  Portfolio Inception 11/4/2004.
** Expenses are equal to the Fund's annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


                                      64

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                            11/4/04*      12/31/04      11/4/04-12/31/04
METLIFE BALANCED STRATEGY PORTFOLIO         ------------- ------------- ----------------

  Class B
  Actual                                      $1,000.00     $1,041.90        $0.56
  Hypothetical (5% return before expenses)     1,000.00      1,007.37         0.55
------------------------------------------  ------------- ------------- ----------------

*  Portfolio Inception 11/4/2004.
** Expenses are equal to the Fund's annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                            11/4/2004*    12/31/04      11/4/04-12/31/04
METLIFE DEFENSIVE STRATEGY PORTFOLIO        ------------- ------------- ----------------

  Class B
  Actual                                      $1,000.00     $1,013.40        $0.54
  Hypothetical (5% return before expenses)     1,000.00      1,007.39         0.54
------------------------------------------  ------------- ------------- ----------------

*  Portfolio Inception 11/4/2004.
** Expenses are equal to the Fund's annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                              BEGINNING      ENDING      EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                              11/4/04*      12/31/04    11/4/04-12/31/04
                                            ------------- ------------- ----------------
METLIFE GROWTH STRATEGY PORTFOLIO           ------------- ------------- ----------------

  Class B

  Actual                                      $1,000.00     $1,063.00        $0.57
  Hypothetical (5% return before expenses)     1,000.00      1,007.37         0.55
------------------------------------------  ------------- ------------- ----------------

*  Portfolio Inception 11/4/2004.
** Expenses are equal to the Fund's annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD**
                                            11/4/2004*    $ 38,352.00   11/4/04-12/31/04
METLIFE MODERATE STRATEGY PORTFOLIO         ------------- ------------- ----------------

  Class B
  Actual                                      $1,000.00     $1,025.50        $0.56
  Hypothetical (5% return before expenses)     1,000.00      1,007.37         0.55
------------------------------------------  ------------- ------------- ----------------

*  Portfolio Inception 11/4/2004.
** Expenses are equal to the Fund's annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
MFS RESEARCH INTERNATIONAL PORTFOLIO        ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,143.60        $5.76
  Hypothetical (5% return before expenses)     1,000.00      1,019.76         5.43
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,143.05         7.18
  Hypothetical (5% return before expenses)     1,000.00      1,018.43         6.76
------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       1,000.00      1,143.88         6.64
  Hypothetical (5% return before expenses)     1,000.00      1,018.95         6.25
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.32%, and 1.22% for the Class A, Class B, and Class E respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


                                      65

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
MONEY MARKET PORTFOLIO                      ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,005.30        $2.56
  Hypothetical (5% return before expenses)     1,000.00      1,022.58         2.58
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,004.22         3.81
  Hypothetical (5% return before expenses)     1,000.00      1,021.34         3.84
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.50% and 0.75% for the Class A and Class B respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
NEUBERGER BERMAN REAL ESTATE PORTFOLIO      ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,253.55        $4.82
  Hypothetical (5% return before expenses)     1,000.00      1,020.86         4.32
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,252.86         5.65
  Hypothetical (5% return before expenses)     1,000.00      1,020.12         5.06
------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       1,000.00      1,254.27         5.19
  Hypothetical (5% return before expenses)     1,000.00      1,020.53         4.65
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.84%, 0.98%, and 0.91% for the Class A, Class B, and Class E respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO  ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,045.12        $3.54
  Hypothetical (5% return before expenses)     1,000.00      1,021.68         3.50
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,043.33         4.68
  Hypothetical (5% return before expenses)     1,000.00      1,020.56         4.63
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.69% and 0.95% for the Class A and Class B respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
PIMCO PEA INNOVATION PORTFOLIO              ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $  969.28        $4.87
  Hypothetical (5% return before expenses)     1,000.00      1,020.19         5.00
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00        966.98         6.07
  Hypothetical (5% return before expenses)     1,000.00      1,018.97         6.23
------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       1,000.00        967.05         5.56
  Hypothetical (5% return before expenses)     1,000.00      1,019.48         5.71
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, 1.21%, and 1.10% for the Class A, Class B, and Class E respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).'


                                      66

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
PIMCO TOTAL RETURN PORTFOLIO                ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,046.17        $2.97
  Hypothetical (5% return before expenses)     1,000.00      1,022.24         2.93
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,044.38         4.21
  Hypothetical (5% return before expenses)     1,000.00      1,021.02         4.16
------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       1,000.00      1,045.13         3.70
  Hypothetical (5% return before expenses)     1,000.00      1,021.52         3.65
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.57%, 0.81%, and 0.71% for the Class A, Class B, and Class E respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO  ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,119.65        $6.57
  Hypothetical (5% return before expenses)     1,000.00      1,018.94         6.26
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,118.12         7.92
  Hypothetical (5% return before expenses)     1,000.00      1,017.66         7.54
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 1.19% and 1.45% for the Class A and Class B respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
THIRD AVENUE SMALL CAP PORTFOLIO            ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,132.59        $4.76
  Hypothetical (5% return before expenses)     1,000.00      1,020.67         4.51
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,131.52         5.75
  Hypothetical (5% return before expenses)     1,000.00      1,019.74         5.45
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.87% and 1.07% for the Class A and Class B respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO      ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,097.38        $4.55
  Hypothetical (5% return before expenses)     1,000.00      1,020.80         4.38
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,096.91         5.83
  Hypothetical (5% return before expenses)     1,000.00      1,019.58         5.61
------------------------------------------  ------------- ------------- ---------------

  Class E
  Actual                                       1,000.00      1,096.49         5.32
  Hypothetical (5% return before expenses)     1,000.00      1,020.06         5.13
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.16%, and 1.05% for the Class A, Class B, and Class E respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            6/30/04       12/31/04      7/1/04-12/31/04
TURNER MID-CAP GROWTH PORTFOLIO             ------------- ------------- ---------------

  Class A
  Actual                                      $1,000.00     $1,078.77        $4.75
  Hypothetical (5% return before expenses)     1,000.00      1,020.57         4.62
------------------------------------------  ------------- ------------- ---------------

  Class B
  Actual                                       1,000.00      1,077.80         5.75
  Hypothetical (5% return before expenses)     1,000.00      1,019.60         5.59
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.91% and 1.10% for Class A and Class B respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                      67

MET INVESTORS SERIES TRUST
MET/AIM MID CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                               SHARES     (NOTE 2)
        ----------------------------------------------------------------

        COMMON STOCKS - 92.1%
        AUTO COMPONENTS - 1.3%
        Genuine Parts Co.(a)....................    85,900 $   3,784,754
                                                           -------------
        BANKS - 7.6%
        City National Corp......................    44,700     3,158,055
        Comerica, Inc...........................    35,750     2,181,465
        Compass Bancshares, Inc.................    47,850     2,328,860
        Hibernia Corp. - Class A................    84,800     2,502,448
        Hudson United Bancorp(a)................    52,000     2,047,760
        Marshall & Ilsley Corp..................    58,000     2,563,600
        New York Community Bancorp, Inc.(a).....   135,000     2,776,950
        TCF Financial Corp......................   101,600     3,265,424
        Webster Financial Corp..................    39,800     2,015,472
                                                           -------------
                                                              22,840,034
                                                           -------------
        CHEMICALS - 9.1%
        Engelhard Corp..........................    99,500     3,051,665
        International Flavors & Fragrances, Inc.   183,400     7,856,856
        Rohm and Haas Co........................    70,000     3,096,100
        Scotts Company (The) - Class A*(a)......    67,500     4,962,600
        Sigma-Aldrich Corp......................    67,900     4,105,234
        Valspar Corp.(a)........................    82,100     4,105,821
                                                           -------------
                                                              27,178,276
                                                           -------------
        COMMERCIAL SERVICES & SUPPLIES - 11.3%
        Ceridian Corp.*.........................   327,750     5,991,270
        Fair Isaac Corp.(a).....................    90,000     3,301,200
        MoneyGram International, Inc............    90,100     1,904,714
        Pitney Bowes, Inc.......................    66,900     3,096,132
        Rentokil Initial Plc.................... 1,207,200     3,415,017
        Republic Services, Inc..................   202,400     6,788,496
        Valassis Communications, Inc.*..........   111,400     3,900,114
        Xerox Corp.*............................   318,700     5,421,087
                                                           -------------
                                                              33,818,030
                                                           -------------
        COMMUNICATIONS EQUIPMENT & SERVICES - 1.2%
        CenturyTel, Inc.........................   104,500     3,706,615
                                                           -------------
        COMPUTERS & PERIPHERALS - 0.6%
        Intergraph Corp.*(a)....................    68,100     1,833,933
                                                           -------------
        CONTAINERS & PACKAGING - 2.6%
        Ball Corp...............................    80,800     3,553,584
        Pactiv Corp.*...........................   172,500     4,362,525
                                                           -------------
                                                               7,916,109
                                                           -------------
        ELECTRIC UTILITIES - 3.1%
        FPL Group, Inc..........................    48,300     3,610,425
        Wisconsin Energy Corp...................   165,400     5,575,634
                                                           -------------
                                                               9,186,059
                                                           -------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.4%
        Agilent Technologies, Inc.*.............   163,900     3,949,990
        Amphenol Corp. - Class A*...............    85,500     3,141,270

          ------------------------------------------------------------
          SECURITY                                          VALUE
          DESCRIPTION                            SHARES    (NOTE 2)
          ------------------------------------------------------------

          ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
          Microchip Technology, Inc............. 112,350 $   2,995,251
          Xilinx, Inc........................... 110,000     3,261,500
                                                         -------------
                                                            13,348,011
                                                         -------------
          FOOD PRODUCTS - 2.8%
          Campbell Soup Co...................... 137,500     4,109,875
          Tate & Lyle Plc....................... 482,790     4,372,188
                                                         -------------
                                                             8,482,063
                                                         -------------
          FOOD RETAILERS - 1.8%
          Kroger Co.*........................... 309,000     5,419,860
                                                         -------------
          HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
          Mettler-Toledo International, Inc.*(a)  80,500     4,130,455
                                                         -------------
          HEALTH CARE PROVIDERS & SERVICES - 1.2%
          Medco Health Solutions, Inc.*.........  89,300     3,714,880
                                                         -------------
          HOTELS, RESTAURANTS & LEISURE - 1.6%
          Lee Enterprises, Inc..................   2,000        92,160
          Outback Steakhouse, Inc...............  63,600     2,911,608
          Wendy's International, Inc............  47,600     1,868,776
                                                         -------------
                                                             4,872,544
                                                         -------------
          HOUSEHOLD DURABLES - 2.4%
          Mohawk Industries, Inc.*..............  77,700     7,090,125
                                                         -------------
          INDUSTRIAL - DIVERSIFIED - 1.3%
          ITT Industries, Inc...................  46,400     3,918,480
                                                         -------------
          INSURANCE - 2.6%
          ACE, Ltd.............................. 105,000     4,488,750
          RenaissanceRe Holdings, Ltd...........  62,000     3,228,960
                                                         -------------
                                                             7,717,710
                                                         -------------
          IT CONSULTING & SERVICES - 1.2%
          Reynolds and Reynolds Co. - Class A... 136,700     3,623,917
                                                         -------------
          MACHINERY - 1.4%
          Dover Corp............................ 101,400     4,252,716
                                                         -------------
          MEDIA - 3.1%
          Belo Corp............................. 124,000     3,253,760
          Knight-Ridder, Inc....................  42,200     2,824,868
          New York Times Co. - Class A..........  78,700     3,210,960
                                                         -------------
                                                             9,289,588
                                                         -------------
          OIL & GAS - 15.0%
          Amerada Hess Corp.....................  52,050     4,287,879
          Apache Corp...........................  65,000     3,287,050
          BJ Services Co........................  66,000     3,071,640
          FMC Technologies, Inc.*...............  99,800     3,213,560
          Murphy Oil Corp.......................  38,250     3,077,212
          Nabors Industries, Ltd.*..............  62,100     3,185,109
          Newfield Exploration Co.*.............  52,000     3,070,600
          Noble Corp.*.......................... 127,100     6,321,954
          Pioneer Natural Resources Co..........  96,400     3,383,640
          Plains Exploration & Production Co.*.. 121,500     3,159,000

                       See notes to financial statements

                                      68

MET INVESTORS SERIES TRUST
MET/AIM MID CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                                SHARES    (NOTE 2)
        ----------------------------------------------------------------

        OIL & GAS - CONTINUED
        Smith International, Inc.*................  54,500 $   2,965,345
        Williams Companies, Inc................... 377,700     6,152,733
                                                           -------------
                                                              45,175,722
                                                           -------------
        PAPER & FOREST PRODUCTS - 1.5%
        Georgia-Pacific Corp...................... 117,900     4,418,892
                                                           -------------
        PHARMACEUTICALS - 4.6%
        Forest Laboratories, Inc.*................ 135,000     6,056,100
        IMS Health, Inc........................... 128,400     2,980,164
        Teva Pharmaceutical Industries, Ltd.
          (ADR)(a)................................ 155,000     4,628,300
                                                           -------------
                                                              13,664,564
                                                           -------------
        RETAIL - SPECIALTY - 2.3%
        Family Dollar Stores, Inc.................  79,400     2,479,662
        Mattel, Inc............................... 228,600     4,455,414
                                                           -------------
                                                               6,935,076
                                                           -------------
        SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.3%
        National Semiconductor Corp............... 215,400     3,866,430
                                                           -------------
        SOFTWARE - 4.0%
        Computer Associates International, Inc.(a) 139,100     4,320,446
        Diebold, Inc..............................  78,400     4,369,232
        Intuit, Inc.*.............................  74,600     3,283,146
                                                           -------------
                                                              11,972,824
                                                           -------------
        TEXTILES, APPAREL & LUXURY GOODS - 1.4%
        V.F. Corp.................................  77,300     4,280,874
                                                           -------------

        Total Common Stocks (Cost $246,966,319)              276,438,541
                                                           -------------

     ----------------------------------------------------------------------
     SECURITY                                       PAR          VALUE
     DESCRIPTION                                   AMOUNT       (NOTE 2)
     ----------------------------------------------------------------------

     SHORT-TERM INVESTMENTS - 13.4%
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/04 at 2.10% to
       be repurchased at $23,421,098 on
       01/03/05 collateralized by $24,040,000
       FHLMC 2.050% due 11/28/05 with a
       value of $23,889,750..................... $23,417,000 $  23,417,000
     State Street Navigator Securities Lending
       Prime Portfolio(b).......................  16,853,169    16,853,169
                                                             -------------
     Total Short-Term Investments
     (Cost $40,270,169)                                         40,270,169
                                                             -------------

     TOTAL INVESTMENTS - 105.5%
     (Cost $287,236,488)                                       316,708,710

     Other Assets and Liabilities (net) - (5.5%)               (16,435,037)
                                                             -------------

     TOTAL NET ASSETS - 100.0%                               $ 300,273,673
                                                             =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corporation

                       See notes to financial statements

                                      69

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

         -------------------------------------------------------------
         SECURITY                                           VALUE
         DESCRIPTION                            SHARES     (NOTE 2)
         -------------------------------------------------------------

         COMMON STOCKS - 99.2%
         AEROSPACE & DEFENSE - 1.4%
         United Industrial Corp.(a)............  98,100 $    3,800,394
         Woodward Governor Co..................  27,900      1,997,919
                                                        --------------
                                                             5,798,313
                                                        --------------
         AIRLINES - 0.4%
         AirTran Holdings, Inc.*(a)............ 151,100      1,616,770
                                                        --------------
         BANKS - 4.6%
         East West Bancorp, Inc.(a)............  83,700      3,512,052
         PrivateBancorp, Inc.(a)...............  72,900      2,349,567
         Silicon Valley Bancshares*(a).........  75,900      3,401,838
         Southwest Bancorp of Texas, Inc....... 138,400      3,223,336
         Texas Regional Bancshares,
           Inc. - Class A......................  63,500      2,075,180
         UCBH Holdings, Inc.(a)................  59,700      2,735,454
         W Holding Co., Inc.(a)................  70,890      1,626,217
                                                        --------------
                                                            18,923,644
                                                        --------------
         BIOTECHNOLOGY - 1.1%
         Affymetrix, Inc.*(a)..................  83,600      3,055,580
         Genencor Intl., Inc.*(a)..............  77,900      1,277,560
                                                        --------------
                                                             4,333,140
                                                        --------------
         CHEMICALS - 0.3%
         Spartech Corp.(a).....................  52,000      1,408,680
                                                        --------------
         COMMERCIAL SERVICES & SUPPLIES - 8.3%
         Advisory Board Co.*(a)................  45,600      1,681,728
         Charles River Associates, Inc.*(a)....  51,700      2,418,009
         Corporate Executive Board Co..........  49,000      3,280,060
         CoStar Group, Inc.*(a)................  86,500      3,994,570
         Euronet Worldwide, Inc.*(a)........... 133,200      3,465,864
         Gen Probe, Inc.*......................  78,300      3,539,943
         Global Payments, Inc.(a)..............  51,200      2,997,248
         ICON Plc (ADR)*(a)....................  55,400      2,141,210
         MPS Group, Inc.*...................... 224,300      2,749,918
         Pediatrix Medical Group, Inc.*........  33,600      2,152,080
         ScanSource, Inc.*(a)..................  44,200      2,747,472
         Stericycle, Inc.*(a)..................  67,100      3,083,245
                                                        --------------
                                                            34,251,347
                                                        --------------
         COMMUNICATIONS EQUIPMENT & SERVICES - 3.6%
         Applied Signal Technology, Inc........  16,800        592,200
         CACI International, Inc. - Class A*(a)  30,700      2,091,591
         NAVTEQ Corp.*.........................  58,200      2,698,152
         Plantronics, Inc......................  55,400      2,297,438
         Polycom, Inc.*........................ 151,800      3,539,976
         SafeNet, Inc.*(a).....................  99,000      3,637,260
                                                        --------------
                                                            14,856,617
                                                        --------------
         COMPUTERS & PERIPHERALS - 2.0%
         Catapult Communications Corp.*........  87,200      2,106,752
         Intergraph Corp.*.....................  78,200      2,105,926

       ------------------------------------------------------------------
       SECURITY                                                VALUE
       DESCRIPTION                                 SHARES     (NOTE 2)
       ------------------------------------------------------------------

       COMPUTERS & PERIPHERALS - CONTINUED
       Mercury Computer Systems, Inc.*(a)......... 111,500 $    3,309,320
       PalmOne, Inc.*(a)..........................  28,100        886,555
                                                           --------------
                                                                8,408,553
                                                           --------------
       CONSTRUCTION MATERIALS - 2.9%
       Eagle Materials, Inc.(a)...................  43,900      3,790,765
       Hughes Supply, Inc.(a).....................  95,700      3,095,895
       Insight Enterprises, Inc.*................. 112,200      2,302,344
       Trex Co., Inc.*(a).........................  52,200      2,737,368
                                                           --------------
                                                               11,926,372
                                                           --------------
       ELECTRICAL EQUIPMENT - 0.6%
       Actuant Corp. - Class A*(a)................  47,900      2,497,985
                                                           --------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.4%
       ARM Holdings, Plc (ADR).................... 522,912      3,231,599
       Cymer, Inc.*(a)............................ 107,400      3,172,596
       Daktronics, Inc.*(a).......................  69,500      1,729,855
       FEI Co.*(a)................................  62,400      1,310,400
       FLIR Systems, Inc.*(a).....................  61,600      3,929,464
       II-VI, Inc.*(a)............................  60,500      2,570,645
       Imax Corp.*(a)............................. 234,000      1,930,266
       Integrated Circuit Systems, Inc.*..........  60,800      1,271,936
       Keithley Instruments, Inc.(a)..............  97,800      1,926,660
       Pixelworks, Inc.*(a)....................... 110,800      1,256,472
       Trimble Navigation, Ltd.*(a)............... 132,700      4,384,408
                                                           --------------
                                                               26,714,301
                                                           --------------
       ENERGY EQUIPMENT & SERVICES - 0.7%
       FMC Technologies, Inc.*....................  92,500      2,978,500
                                                           --------------
       FINANCIAL SERVICES - 1.6%
       Affiliated Managers Group, Inc.*(a)........  40,800      2,763,792
       Jeffries Group, Inc........................  55,400      2,231,512
       Piper Jaffray Companies, Inc.*(a)..........  35,000      1,678,250
                                                           --------------
                                                                6,673,554
                                                           --------------
       FOOD PRODUCTS - 0.9%
       United Natural Foods, Inc.*(a)............. 116,200      3,613,820
                                                           --------------
       HEALTH CARE EQUIPMENT & SUPPLIES - 7.5%
       American Medical Systems Holdings, Inc.*(a)  83,500      3,491,135
       Closure Medical Corp.*(a)..................  75,700      1,476,150
       Immucor, Inc.*(a).......................... 148,200      3,484,182
       Integra LifeSciences Holdings*(a)..........  93,300      3,445,569
       Intuitive Surgical, Inc.*(a)...............  88,900      3,557,778
       Mentor Corp.(a)............................ 100,500      3,390,870
       NuVasive, Inc.*(a)......................... 106,900      1,095,725
       ResMed, Inc.*(a)...........................  44,200      2,258,620
       Techne Corp.*..............................  50,200      1,952,780
       Varian, Inc.*..............................  70,000      2,870,700
       Vnus Medical Technologies*(a)..............  28,100        379,912
       Wright Medical Group, Inc.*(a)............. 123,900      3,531,150
                                                           --------------
                                                               30,934,571
                                                           --------------

                       See notes to financial statements

                                      70

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


        ---------------------------------------------------------------
        SECURITY                                             VALUE
        DESCRIPTION                              SHARES     (NOTE 2)
        ---------------------------------------------------------------

        HEALTH CARE PROVIDERS & SERVICES - 3.9%
        Accredo Health, Inc.*................... 126,049 $    3,494,078
        American Healthways, Inc.*(a)...........  57,400      1,896,496
        Amsurg Corp.*(a)........................  81,700      2,413,418
        LifePoint Hospitals, Inc.*(a)...........  91,800      3,196,476
        Renal Care Group, Inc.*(a)..............  62,800      2,260,172
        VCA Antech, Inc.*(a).................... 142,100      2,785,160
                                                         --------------
                                                             16,045,800
                                                         --------------
        HOTELS, RESTAURANTS & LEISURE - 7.7%
        Choice Hotels International, Inc.(a)....  57,600      3,340,800
        Kerzner International, Ltd.*(a).........  41,500      2,492,075
        Marvel Enterprises, Inc.*(a)............ 128,450      2,630,656
        P.F. Chang's China Bistro, Inc.*(a).....  68,100      3,837,435
        Panera Bread Co. - Class A*(a)..........  79,600      3,209,472
        Penn National Gaming, Inc.*(a)..........  59,200      3,584,560
        RARE Hospitality International, Inc.*(a) 112,450      3,582,657
        Shuffle Master, Inc.*(a)................  72,300      3,405,330
        Sonic Corp.*............................ 119,600      3,647,800
        Steiner Leisure, Ltd.*..................  69,500      2,076,660
                                                         --------------
                                                             31,807,445
                                                         --------------
        HOUSEHOLD DURABLES - 1.0%
        Beazer Homes USA, Inc.(a)...............  28,800      4,210,848
                                                         --------------
        INSURANCE - 1.4%
        Assured Guaranty, Ltd.(a)...............  75,700      1,489,019
        HCC Insurance Holdings, Inc.............  64,500      2,136,240
        ProAssurance Corp.*(a)..................  56,300      2,201,893
                                                         --------------
                                                              5,827,152
                                                         --------------
        INTERNET & CATALOG RETAIL - 0.5%
        Coldwater Creek, Inc.*(a)...............  69,500      2,145,465
                                                         --------------
        INTERNET SOFTWARE & SERVICES - 2.3%
        Digital River, Inc.*(a).................  40,900      1,701,849
        Internet Security Systems, Inc.*(a)..... 148,800      3,459,600
        RSA Security, Inc.*..................... 147,708      2,963,022
        SINA Corp.*(a)..........................  41,800      1,340,108
                                                         --------------
                                                              9,464,579
                                                         --------------
        LEISURE EQUIPMENT & PRODUCTS - 0.8%
        Nautilus Group, Inc.(a)................. 141,500      3,420,055
                                                         --------------
        MACHINERY - 2.2%
        Cognex Corp.............................  40,200      1,121,580
        Graco, Inc.(a)..........................  61,400      2,293,290
        IDEX Corp...............................  60,500      2,450,250
        JLG Industries, Inc.(a)................. 169,600      3,329,248
                                                         --------------
                                                              9,194,368
                                                         --------------
        MEDIA - 2.2%
        Lions Gate Entertainment Corp.*(a)...... 325,500      3,456,810
        Macrovision Corp.*(a)................... 120,200      3,091,544
        Radio One, Inc. - Class A*(a)...........  55,800        898,380

      -------------------------------------------------------------------
      SECURITY                                                 VALUE
      DESCRIPTION                                  SHARES     (NOTE 2)
      -------------------------------------------------------------------

      MEDIA - CONTINUED
      Radio One, Inc. - Class D*(a)............... 110,400 $    1,779,648
                                                           --------------
                                                                9,226,382
                                                           --------------
      METALS & MINING - 1.6%
      Cleveland Cliffs, Inc.(a)...................  33,600      3,489,696
      Steel Dynamics, Inc.(a).....................  84,000      3,181,920
                                                           --------------
                                                                6,671,616
                                                           --------------
      MUTUAL FUNDS - 1.6%
      iShares Nasdaq Biotechnology Index Fund.....  90,000      6,786,000
                                                           --------------
      OIL & GAS - 4.2%
      Cal Dive International, Inc.*(a)............  79,800      3,251,850
      Core Laboratories N.V.*.....................  75,000      1,751,250
      Grey Wolf, Inc.*(a)......................... 356,500      1,878,755
      Harvest Natural Resources, Inc.*............ 126,100      2,177,747
      Patterson-UTI Energy, Inc.(a)............... 109,900      2,137,555
      Quicksilver Resources, Inc.*(a).............  71,800      2,640,804
      Range Resources Corp........................  19,600        401,016
      Unit Corp.*(a)..............................  81,600      3,117,936
                                                           --------------
                                                               17,356,913
                                                           --------------
      PHARMACEUTICALS - 3.9%
      Amylin Pharmaceuticals, Inc.*(a)............  97,100      2,268,256
      Covance, Inc.*..............................  57,600      2,232,000
      Eyetech Pharmaceuticals, Inc.*(a)...........  60,300      2,743,650
      First Horizon Pharmaceutical Corp.*(a)...... 133,800      3,062,682
      Medicis Pharmaceutical Corp. - Class A(a)...  16,400        575,804
      MGI Pharma, Inc.*(a)........................ 112,200      3,142,722
      United Therapeutics Corp.*(a)...............  48,200      2,176,230
                                                           --------------
                                                               16,201,344
                                                           --------------
      RETAIL - SPECIALTY - 7.7%
      Aeropostale, Inc.*(a).......................  83,700      2,463,291
      GameStop Corp. - Class A*(a)................ 153,700      3,436,732
      Guitar Center, Inc.*(a).....................  68,000      3,582,920
      Jos. A. Bank Clothiers, Inc.*(a)............ 110,400      3,124,320
      MSC Industrial Direct Co., Inc. - Class A(a) 103,700      3,731,126
      Pacific Sunwear of California, Inc.*........  74,000      1,647,240
      Quiksilver, Inc.*(a)........................ 104,500      3,113,055
      RC2 Corp.*(a)...............................  64,000      2,086,400
      Regis Corp.(a)..............................  69,600      3,212,040
      Scotts Co. (The) - Class A*(a)..............  45,800      3,367,216
      Toro Co. (The)(a)...........................  28,400      2,310,340
                                                           --------------
                                                               32,074,680
                                                           --------------
      SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.3%
      FormFactor, Inc.*(a)........................ 117,500      3,188,950
      Microsemi Corp.*............................ 254,000      4,409,440
      Power Integrations, Inc.*(a)................  53,400      1,056,252
      Semtech Corp.*(a)........................... 152,700      3,339,549
      Varian Semiconductor Equipment Associates,
        Inc.*(a)..................................  42,300      1,558,755
                                                           --------------
                                                               13,552,946
                                                           --------------

                       See notes to financial statements

                                      71

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

         -------------------------------------------------------------
         SECURITY                                           VALUE
         DESCRIPTION                             SHARES    (NOTE 2)
         -------------------------------------------------------------

         SOFTWARE - 7.1%
         Activision, Inc.*...................... 160,600 $   3,240,908
         Anteon International Corp.*............  79,800     3,340,428
         Avid Technology, Inc.*(a)..............  49,100     3,031,925
         Cerner Corp.*(a).......................  70,100     3,727,217
         Epicor Software Corp.*(a).............. 204,200     2,877,178
         Macromedia, Inc.*(a)................... 135,000     4,201,200
         Magma Design Automation, Inc.*(a)......  69,900       877,944
         MicroStrategy, Inc. - Class A*.........  56,800     3,422,200
         Websense, Inc.*........................  90,100     4,569,872
                                                         -------------
                                                            29,288,872
                                                         -------------
         TEXTILES, APPAREL & LUXURY GOODS - 2.0%
         Bebe stores, Inc.(a)................... 126,224     3,405,510
         Fossil, Inc.*(a).......................  80,475     2,063,379
         Oxford Industries, Inc.(a).............  72,600     2,998,380
                                                         -------------
                                                             8,467,269
                                                         -------------
         TRANSPORTATION - 3.5%
         Forward Air Corp.*.....................  70,200     3,137,940
         Heartland Express, Inc.(a)............. 105,400     2,368,338
         Kirby Corp.*...........................  41,000     1,819,580
         Knight Transportation, Inc.(a).........  86,600     2,147,680
         Old Dominion Freight Line, Inc.*(a)....  69,400     2,415,120
         UTI Worldwide, Inc.(a).................  39,000     2,652,780
                                                         -------------
                                                            14,541,438
                                                         -------------
         Total Common Stocks (Cost $347,537,998)           411,219,339
                                                         -------------

      --------------------------------------------------------------------
      SECURITY                                                  VALUE
      DESCRIPTION                                 SHARES       (NOTE 2)
      --------------------------------------------------------------------

      SHORT-TERM INVESTMENTS - 27.6%
      State Street Navigator Securities Lending
        Prime Portfolio(b)
        (Cost $114,489,873).................... 114,489,873 $ 114,489,873
                                                            -------------

      TOTAL INVESTMENTS - 126.8%
      (Cost $462,027,871)                                     525,709,212

      Other Assets and Liabilities (net) - (26.8%)           (111,106,062)
                                                            -------------

      TOTAL NET ASSETS - 100.0%                             $ 414,603,150
                                                            =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

                       See notes to financial statements

                                      72

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

        ---------------------------------------------------------------
        SECURITY                                             VALUE
        DESCRIPTION                               SHARES    (NOTE 2)
        ---------------------------------------------------------------

        COMMON STOCKS - 94.9%
        AEROSPACE & DEFENSE - 1.4%
        Rockwell Collins, Inc....................  80,110 $   3,159,538
                                                          -------------
        AUTO COMPONENTS - 1.5%
        Autoliv, Inc.............................  28,720     1,387,176
        Lear Corp................................  35,653     2,175,190
                                                          -------------
                                                              3,562,366
                                                          -------------
        BANKS - 8.1%
        Commerce Bancshares, Inc.................  34,446     1,729,189
        FirstMerit Corp.......................... 116,669     3,323,900
        Keycorp..................................  64,518     2,187,160
        M&T Bank Corp............................  40,606     4,378,951
        Northern Trust Corp......................  40,080     1,947,086
        Regions Financial Corp................... 145,096     5,163,967
                                                          -------------
                                                             18,730,253
                                                          -------------
        BEVERAGES - 0.4%
        Pepsi Bottling Group, Inc................  34,955       945,183
                                                          -------------
        BIOTECHNOLOGY - 1.8%
        Charles River Laboratories International,
          Inc.*..................................  33,568     1,544,464
        MedImmune, Inc.*.........................  97,491     2,642,981
                                                          -------------
                                                              4,187,445
                                                          -------------
        CHEMICALS - 3.2%
        Agrium, Inc.............................. 228,353     3,847,748
        Rohm & Haas Co...........................  78,160     3,457,017
                                                          -------------
                                                              7,304,765
                                                          -------------
        COMMERCIAL SERVICES & SUPPLIES - 1.0%
        Republic Services, Inc...................  70,076     2,350,349
                                                          -------------
        COMPUTER HARDWARE - 1.3%
        CDW Corp.................................  31,716     2,104,357
        Hutchinson Technology, Inc.*.............  24,177       835,799
                                                          -------------
                                                              2,940,156
                                                          -------------
        DIVERSIFIED ENERGY - 3.6%
        Western Gas Resources, Inc...............  91,485     2,675,936
        Williams Companies, Inc. (The)........... 344,375     5,609,869
                                                          -------------
                                                              8,285,805
                                                          -------------
        ELECTRIC UTILITIES - 8.2%
        Edison International.....................  37,426     1,198,755
        Entergy Corp.............................  37,240     2,517,052
        FirstEnergy Corp.........................  79,420     3,137,884
        PG&E Corp.*..............................  99,254     3,303,173
        Pinnacle West Capital Corp...............  17,200       763,852
        PPL Corp................................. 123,478     6,578,908
        Wisconsin Energy Corp....................  42,702     1,439,484
                                                          -------------
                                                             18,939,108
                                                          -------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
        Amphenol Corp. - Class A*................  47,545     1,746,803
                                                          -------------

         -------------------------------------------------------------
         SECURITY                                           VALUE
         DESCRIPTION                             SHARES    (NOTE 2)
         -------------------------------------------------------------

         FINANCIALS - DIVERSIFIED - 3.9%
         American Capital Strategies, Ltd.......  74,633 $   2,489,011
         Bear Stearns Cos., Inc.................  23,234     2,377,070
         CIT Group, Inc.........................  91,099     4,174,156
                                                         -------------
                                                             9,040,237
                                                         -------------
         FOOD PRODUCTS - 0.9%
         Archer-Daniels-Midland Co..............  91,537     2,042,191
                                                         -------------
         HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
         Hillenbrand Industries, Inc............  11,060       614,272
                                                         -------------
         HEALTH CARE PROVIDERS & SERVICES - 1.9%
         Health Net, Inc.*...................... 151,488     4,373,459
                                                         -------------
         HOTELS, RESTAURANTS & LEISURE - 2.9%
         Harrah's Entertainment, Inc............  34,790     2,327,103
         Hilton Hotels Corp.....................  86,886     1,975,788
         Yum! Brands, Inc.......................  48,981     2,310,923
                                                         -------------
                                                             6,613,814
                                                         -------------
         HOUSEHOLD DURABLES - 3.8%
         Lennar Corp. - Class A.................  87,668     4,969,022
         Mohawk Industries, Inc.*...............  21,064     1,922,090
         Stanley Works..........................  36,446     1,785,490
                                                         -------------
                                                             8,676,602
                                                         -------------
         HOUSEHOLD PRODUCTS - 2.0%
         Clorox Company (The)...................  62,589     3,688,370
         Estee Lauder Cos., Inc. - Class A......  21,800       997,786
                                                         -------------
                                                             4,686,156
                                                         -------------
         INDUSTRIAL - DIVERSIFIED - 3.5%
         American Standard Cos., Inc.*..........  42,431     1,753,249
         Cummins, Inc...........................  29,918     2,506,829
         Eaton Corp.............................  50,993     3,689,854
                                                         -------------
                                                             7,949,932
                                                         -------------
         INSURANCE - 8.4%
         Ambac Financial Group, Inc.............  27,175     2,231,883
         Everest Re Group, Ltd..................  38,625     3,459,255
         PartnerRe, Ltd.........................  52,964     3,280,590
         PMI Group, Inc. (The)..................  26,750     1,116,812
         RenaissanceRe Holdings, Ltd............  63,200     3,291,456
         Torchmark Corp.........................  38,021     2,172,520
         Willis Group Holdings, Ltd.............  89,810     3,697,478
                                                         -------------
                                                            19,249,994
                                                         -------------
         IT CONSULTING & SERVICES - 2.4%
         BearingPoint, Inc.*.................... 200,100     1,606,803
         Tech Data Corp.*.......................  51,984     2,360,073
         WebMD Corp.*........................... 179,135     1,461,742
                                                         -------------
                                                             5,428,618
                                                         -------------
         MEDIA - 2.7%
         Belo Corp. - Class A...................  70,055     1,838,243
         Emmis Communications Corp. - Class A*..  98,720     1,894,437

                       See notes to financial statements

                                      73

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                                SHARES    (NOTE 2)
        ----------------------------------------------------------------

        MEDIA - CONTINUED
        Lamar Advertising Co. - Class A*..........  60,482 $   2,587,420
                                                           -------------
                                                               6,320,100
                                                           -------------
        METALS & MINING - 1.4%
        Nucor Corp................................  42,796     2,239,942
        Peabody Energy Corp.......................  11,480       928,847
                                                           -------------
                                                               3,168,789
                                                           -------------
        OIL & GAS - 7.1%
        AGL Resources, Inc........................ 116,450     3,870,798
        EOG Resources, Inc........................  69,398     4,952,241
        Patina Oil & Gas Corp.....................  89,149     3,343,088
        Patterson-UTI Energy, Inc................. 209,874     4,082,049
                                                           -------------
                                                              16,248,176
                                                           -------------
        PAPER & PACKAGING - 1.2%
        Packaging Corp. of America................ 121,530     2,862,032
                                                           -------------
        PHARMACEUTICALS - 0.8%
        Watson Pharmaceuticals, Inc.*.............  54,945     1,802,745
                                                           -------------
        REAL ESTATE - 8.0%
        Apartment Investment & Management Co.
          (REIT) - Class A........................  95,270     3,671,706
        Developers Diversified Realty Corp. (REIT)  72,036     3,196,237
        istar Financial, Inc. (REIT).............. 149,778     6,778,952
        Plum Creek Timber Co., Inc. (REIT)........  73,690     2,832,644
        Prentiss Properties Trust (REIT)..........  53,400     2,039,880
                                                           -------------
                                                              18,519,419
                                                           -------------
        RETAIL - MULTILINE - 2.8%
        Federated Department Stores, Inc..........  61,285     3,541,660
        J.C. Penney Co., Inc......................  72,150     2,987,010
                                                           -------------
                                                               6,528,670
                                                           -------------
        RETAIL - SPECIALTY - 3.4%
        Abercrombie & Fitch Co. - Class A......... 129,558     6,082,748
        Ross Stores, Inc..........................  56,708     1,637,160
                                                           -------------
                                                               7,719,908
                                                           -------------
        SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.4%
        Power Integrations, Inc.*.................  39,820       787,640
        Tessera Technologies, Inc.*...............   3,930       146,235
                                                           -------------
                                                                 933,875
                                                           -------------
        SOFTWARE - 2.1%
        Activision, Inc.*......................... 235,517     4,752,733
                                                           -------------
        TELECOMMUNICATION SERVICES - DIVERSIFIED - 1.3%
        CenturyTel, Inc...........................  45,508     1,614,169
        Ditech Communications Corp.*..............  97,126     1,452,033
                                                           -------------
                                                               3,066,202
                                                           -------------
        TOBACCO - 0.8%
        Reynolds American Inc.....................  22,514     1,769,600
                                                           -------------
        TRANSPORTATION - 1.6%
        Teekay Shipping Corp......................  38,406     1,617,277

      --------------------------------------------------------------------
      SECURITY                                  SHARES/PAR      VALUE
      DESCRIPTION                                 AMOUNT       (NOTE 2)
      --------------------------------------------------------------------

      TRANSPORTATION - CONTINUED
      Yellow Roadway Corp.*....................      38,052 $   2,119,877
                                                            -------------
                                                                3,737,154
                                                            -------------
      Total Common Stocks (Cost $191,570,711)                 218,256,449
                                                            -------------

      SHORT-TERM INVESTMENTS - 6.2%
      State Street Bank & Trust Co., Repurchase
        Agreement, dated 12/31/04 at 1.250% to
        be repurchased at $14,329,493 on
        01/03/05 collateralized by $14,670,000
        FHLMC 2.040% due 02/17/06 with a
        value of $14,615,545 (Cost
        $14,328,000)........................... $14,328,000    14,328,000
                                                            -------------

      TOTAL INVESTMENTS - 101.1%
      (Cost $205,898,711)                                     232,584,449

      Other Assets and Liabilities (net) - (1.1%)              (2,620,289)
                                                            -------------

      TOTAL NET ASSETS - 100.0%                             $ 229,964,160
                                                            =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

REIT - Real Estate Investment Trust

FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

                                      74

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


      --------------------------------------------------------------------
      SECURITY                                                  VALUE
      DESCRIPTION                                  SHARES      (NOTE 2)
      --------------------------------------------------------------------

      COMMON STOCKS - 97.2%
      AUSTRALIA - 3.6%
      Australia & New Zealand Banking Group, Ltd.
        Npv...................................... 1,224,000  $ 19,653,911
      John Fairfax Holdings, Ltd................. 2,862,000    10,155,544
                                                             ------------
                                                               29,809,455
                                                             ------------
      FINLAND - 1.2%
      Metso Corp.(a).............................   645,300    10,211,593
                                                             ------------
      FRANCE - 12.5%
      BNP Paribas S.A.(a)........................   226,500    16,342,478
      Compagnie Generale des Establissements
        Michelin(a)..............................   136,400     8,707,494
      L'Oreal S.A................................    96,600     7,297,592
      Neopost S.A.(a)............................   196,500    15,207,134
      Pernod-Ricard S.A.(a)......................    58,000     8,846,986
      Publicis Groupe(a).........................   606,700    19,566,375
      Sanofi Aventis S.A.(a).....................   116,035     9,247,816
      Total SA(a)................................    11,000     2,400,904
      Vivendi Universal S.A.*(a).................   533,600    17,044,363
                                                             ------------
                                                              104,661,142
                                                             ------------
      GERMANY - 9.0%
      Bayerische Motoren Werke (BMW) AG(a).......   537,200    24,131,950
      Deutsche Boerse AG(a)......................   364,400    21,832,542
      Hannover Rueckversicherung AG(a)...........   221,600     8,635,489
      Henkel KGaA................................   256,000    21,093,940
                                                             ------------
                                                               75,693,921
                                                             ------------
      HONG KONG - 0.5%
      Giordano International, Ltd................ 6,384,000     4,022,093
                                                             ------------
      IRELAND - 3.6%
      Bank of Ireland............................ 1,810,000    29,812,551
                                                             ------------
      ISRAEL - 0.7%
      Orbotech, Ltd.*............................   265,000     5,610,050
                                                             ------------
      ITALY - 5.0%
      Banco Popolare di Verona e Novara Scrl(a)..   672,500    13,613,452
      Bulgari S.p.A.(a)..........................   911,000    11,201,188
      Sanpaolo IMI S.p.A.(a).....................   325,000     4,658,918
      UniCredito Italiano S.p.A.(a).............. 2,213,000    12,665,791
                                                             ------------
                                                               42,139,349
                                                             ------------
      JAPAN - 7.3%
      Daiwa Securities Group, Inc.(a)............ 1,489,000    10,686,926
      Meitec Corp.(a)............................   402,500    14,978,099
      OLYMPUS Corp.(a)...........................   561,000    11,959,691
      Takeda Pharmaceutical Co., Ltd.............   463,000    23,297,007
                                                             ------------
                                                               60,921,723
                                                             ------------
      MEXICO - 1.5%
      Grupo Televisa, S.A. (ADR).................   201,800    12,208,900
                                                             ------------
      NETHERLANDS - 7.0%
      Akzo Nobel N.V.............................   507,500    21,552,631

        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                              SHARES      (NOTE 2)
        ----------------------------------------------------------------

        NETHERLANDS - CONTINUED
        Euronext N.V.(a).......................   775,600  $ 23,591,924
        Heineken Holding NV - Series A.........   386,300    11,633,010
        Heineken NV............................    64,375     2,136,811
                                                           ------------
                                                             58,914,376
                                                           ------------
        SINGAPORE - 1.3%
        United Overseas Bank, Ltd.............. 1,260,400    10,649,354
                                                           ------------
        SOUTH KOREA - 5.6%
        Kookmin Bank*..........................   387,000    15,088,484
        Lotte Chilsung Beverage Co., Ltd.......    11,510    10,659,406
        SK Telecom Co., Ltd....................   111,850    21,277,569
                                                           ------------
                                                             47,025,459
                                                           ------------
        SWITZERLAND - 16.0%
        Credit Suisse Group*...................   543,000    22,837,954
        Givaudan S.A...........................    24,220    15,928,098
        Lonza Group AG.........................   339,700    19,082,477
        Nestle S.A.............................    99,200    25,912,855
        Novartis AG............................   433,000    21,731,174
        Swatch Group AG........................   555,700    16,480,393
        Syngenta AG*...........................   111,400    11,786,397
                                                           ------------
                                                            133,759,348
                                                           ------------
        UNITED KINGDOM - 22.4%
        Aegis Group Plc........................ 6,707,500    13,861,454
        Associated British Ports Holdings Plc.. 1,838,000    16,714,573
        BP Plc................................. 1,059,000    10,304,769
        British Sky Broadcasting Group Plc.....   175,000     1,882,639
        Cadbury Schweppes Plc.................. 2,426,000    22,530,680
        Diageo Plc............................. 2,034,500    28,945,574
        GlaxoSmithKline Plc.................... 1,301,000    30,565,334
        Lloyds TSB Group Plc................... 2,280,200    20,652,528
        Michael Page International Plc......... 2,095,000     7,505,788
        Signet Group Plc....................... 8,641,000    18,208,906
        Vodafone Group Plc..................... 5,892,000    15,928,511
                                                           ------------
                                                            187,100,756
                                                           ------------
        Total Common Stocks (Cost $652,312,378)             812,540,070
                                                           ------------

                       See notes to financial statements

                                      75

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


     ----------------------------------------------------------------------
     SECURITY                                   SHARES/PAR      VALUE
     DESCRIPTION                                  AMOUNT       (NOTE 2)
     ----------------------------------------------------------------------

     SHORT-TERM INVESTMENTS - 24.9%
     State Street Bank & Trust Co.,
       Repurchase Agreement, dated
       12/31/04 at 1.25% to be repurchased
       at $29,733,097 on 01/03/05
       collateralized by $30,440,000 FHLMC
       at 2.04% due 02/17/06 with a value of
       $30,327,007............................ $ 29,730,000 $   29,730,000
     State Street Navigator Securities Lending
       Prime Portfolio(b).....................  177,932,127    177,932,127
                                                            --------------
     Total Short-Term Investments
     (Cost $207,662,127)                                       207,662,127
                                                            --------------

     TOTAL INVESTMENTS - 122.1%
     (Cost $859,974,505)                                     1,020,202,197

     Other Assets and Liabilities (net) - (22.1%)             (184,374,712)
                                                            --------------

     TOTAL NET ASSETS - 100.0%                              $  835,827,485
                                                            ==============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corp.

Summary of Total Foreign Securities by Industry Classification 12/31/2004

                                            VALUE   PERCENT OF NET
             INDUSTRY                       (000)       ASSETS
             -----------------------------------------------------
             Apparel & Textiles........... $ 11,201       1.3%
             Automotive...................   32,839       3.9
             Banks........................  146,322      17.5
             Beverages, Food, & Tobacco...   77,475       9.3
             Biotechnology................   19,082       2.3
             Business Services............    7,506       0.9
             Chemicals....................   49,267       5.9
             Communications...............   92,998      11.1
             Cosmetics & Personal Care....    7,298       0.9
             Electronics..................   17,570       2.1
             Financial Services...........   75,766       9.1
             Food & Drug Retailing........   33,190       4.0
             Household Products...........   21,094       2.5
             Insurance....................    8,635       1.0
             Industrial Machinery.........   10,212       1.2
             Media........................   18,927       2.3
             Office Furnishings & Supplies   15,207       1.8
             Oil & Gas....................   12,706       1.5
             Pharmaceuticals..............   84,841      10.2
             Retailers....................   38,711       4.6
             Software.....................   14,978       1.8
             Transportation...............   16,715       2.0
                                           --------      ----
                                           $812,540      97.2%
                                           ========      ====

                       See notes to financial statements

                                      76

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


          -----------------------------------------------------------
          SECURITY                                         VALUE
          DESCRIPTION                           SHARES    (NOTE 2)
          -----------------------------------------------------------

          COMMON STOCKS - 94.1%
          AIR FREIGHT & LOGISTICS - 3.9%
          C.H. Robinson Worldwide, Inc.(a).....  89,700 $   4,980,144
          FedEx Corp...........................  92,780     9,137,902
          United Parcel Service, Inc. - Class B 107,445     9,182,250
                                                        -------------
                                                           23,300,296
                                                        -------------
          AUTO COMPONENTS - 0.6%
          Advance Auto Parts, Inc.*............  67,960     2,968,493
          Autoliv, Inc.........................  11,975       578,392
                                                        -------------
                                                            3,546,885
                                                        -------------
          BANKS - 2.8%
          Mitsubishi Tokyo Finacial Group, Inc.     910     9,190,693
          UCBH Holdings, Inc.(a)............... 167,820     7,689,512
                                                        -------------
                                                           16,880,205
                                                        -------------
          BIOTECHNOLOGY - 1.6%
          Gilead Sciences, Inc.*...............  82,995     2,903,995
          Invitrogen Corp.*.................... 102,855     6,904,656
                                                        -------------
                                                            9,808,651
                                                        -------------
          COMMERCIAL SERVICES & SUPPLIES - 3.6%
          Iron Mountain, Inc.*(a).............. 188,415     5,744,773
          Paychex, Inc......................... 267,030     9,100,383
          Stericycle, Inc.*(a)................. 122,260     5,617,847
          Vedior NV............................  51,420       834,172
                                                        -------------
                                                           21,297,175
                                                        -------------
          COMMUNICATIONS EQUIPMENT - 1.8%
          Corning, Inc.*....................... 603,705     7,105,608
          Research In Motion, Ltd.*............  45,110     3,717,966
                                                        -------------
                                                           10,823,574
                                                        -------------
          CONTAINERS & PACKAGING - 1.4%
          Ball Corp............................ 192,680     8,474,066
                                                        -------------
          ENERGY EQUIPMENT & SERVICES - 2.3%
          Kennametal, Inc......................  70,845     3,525,956
          Reliant Energy, Inc.*................ 739,650    10,096,222
                                                        -------------
                                                           13,622,178
                                                        -------------
          FINANCIALS - DIVERSIFIED - 5.2%
          Chicago Mercantile Exchange(a).......  47,605    10,887,263
          Deutsche Boerse AG................... 104,311     6,249,655
          J.P. Morgan Chase & Co............... 116,950     4,562,220
          Providian Financial Corp.*...........  83,480     1,374,916
          SLM Corp............................. 144,095     7,693,232
                                                        -------------
                                                           30,767,286
                                                        -------------
          FOOD & DRUG RETAILING - 2.7%
          Sysco Corp........................... 131,420     5,016,301
          Whole Foods Market, Inc.............. 116,305    11,089,682
                                                        -------------
                                                           16,105,983
                                                        -------------

       -----------------------------------------------------------------
       SECURITY                                               VALUE
       DESCRIPTION                                 SHARES    (NOTE 2)
       -----------------------------------------------------------------

       HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
       Boston Scientific Corp.*...................  81,215 $   2,887,193
       Varian Medical Systems, Inc.*.............. 246,330    10,651,309
                                                           -------------
                                                              13,538,502
                                                           -------------
       HEALTH CARE PROVIDERS & SERVICES - 5.1%
       Coventry Health Care, Inc.*................ 108,030     5,734,232
       Neurocrine Biosciences, Inc.*(a)........... 228,455    11,262,832
       UnitedHealth Group, Inc.................... 152,760    13,447,463
                                                           -------------
                                                              30,444,527
                                                           -------------
       HOTELS, RESTAURANTS & LEISURE - 6.5%
       Four Seasons Hotels, Inc.(a)............... 187,940    15,371,612
       Las Vegas Sands Corp.*.....................  57,055     2,738,640
       Outback Steakhouse, Inc.................... 106,100     4,857,258
       Royal Caribbean Cruises, Ltd.(a)........... 166,590     9,069,160
       Starwood Hotels & Resorts Worldwide, Inc. -
         Class B.................................. 115,860     6,766,224
                                                           -------------
                                                              38,802,894
                                                           -------------
       HOUSEHOLD DURABLES - 4.0%
       American Standard Companies, Inc.*......... 136,090     5,623,239
       Harman International Industries, Inc.......  68,575     8,709,025
       Lennar Corp. - Class A..................... 163,135     9,246,492
                                                           -------------
                                                              23,578,756
                                                           -------------
       INDUSTRIAL - DIVERSIFIED - 3.4%
       3M Co......................................  85,685     7,032,168
       General Electric Co........................ 191,080     6,974,420
       Tyco International, Ltd.................... 172,400     6,161,576
                                                           -------------
                                                              20,168,164
                                                           -------------
       INTERNET SOFTWARE & SERVICES - 8.1%
       BEA Systems, Inc.*(a)...................... 630,165     5,583,262
       IAC / InterActiveCorp*..................... 164,865     4,553,571
       Juniper Networks, Inc.*(a)................. 186,075     5,059,379
       McAfee, Inc.*.............................. 223,210     6,457,465
       Openwave Systems, Inc.*(a)................. 133,475     2,063,524
       VeriSign, Inc.*............................ 151,490     5,077,945
       Yahoo!, Inc.*.............................. 515,875    19,438,170
                                                           -------------
                                                              48,233,316
                                                           -------------
       MEDIA - 1.7%
       EchoStar Communications Corp. - Class A.... 131,430     4,368,733
       Time Warner, Inc.*......................... 284,490     5,530,486
                                                           -------------
                                                               9,899,219
                                                           -------------
       OIL & GAS - 7.5%
       BJ Services Co............................. 119,900     5,580,146
       BP Plc (ADR)...............................  99,495     5,810,508
       EOG Resources, Inc.........................  93,660     6,683,577
       GlobalSantaFe Corp......................... 268,565     8,892,187

                       See notes to financial statements

                                      77

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


         --------------------------------------------------------------
         SECURITY                                            VALUE
         DESCRIPTION                              SHARES    (NOTE 2)
         --------------------------------------------------------------

         OIL & GAS - CONTINUED
         Total Fina Elf S.A. (ADR)(a)............ 106,570 $  11,705,649
         Transocean, Inc.*....................... 143,435     6,080,210
                                                          -------------
                                                             44,752,277
                                                          -------------
         PERSONAL PRODUCTS - 1.3%
         Avon Products, Inc...................... 202,705     7,844,684
                                                          -------------
         PHARMACEUTICALS - 10.2%
         Alcon, Inc..............................  87,380     7,042,828
         Amgen, Inc.*............................  98,680     6,330,322
         Celgene Corp.*(a)....................... 350,930     9,310,173
         Elan Corp. Plc (ADR)*(a)................ 189,610     5,166,873
         Genentech, Inc.*........................ 147,145     8,010,574
         MGI Pharma, Inc.*(a).................... 243,235     6,813,012
         Roche Holding AG........................ 106,996    12,265,206
         Sanofi-Synthelabo S.A...................  69,303     5,523,345
                                                          -------------
                                                             60,462,333
                                                          -------------
         RETAIL - SPECIALTY - 6.8%
         Abercrombie & Fitch Co. - Class A....... 142,495     6,690,140
         Best Buy Co., Inc....................... 102,280     6,077,478
         Coach, Inc.*............................ 150,525     8,489,610
         Lowe's Companies, Inc...................  40,565     2,336,138
         The Gap, Inc............................ 402,815     8,507,453
         Tiffany & Co............................ 100,325     3,207,390
         Urban Outfitters, Inc.*(a).............. 120,682     5,358,281
                                                          -------------
                                                             40,666,490
                                                          -------------
         SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.1%
         Maxim Integrated Products, Inc.......... 269,280    11,414,779
         Texas Instruments, Inc.................. 296,245     7,293,552
                                                          -------------
                                                             18,708,331
                                                          -------------
         SOFTWARE - 4.7%
         Check Point Software Technologies, Ltd.* 149,275     3,676,643
         Citrix Systems, Inc.*................... 143,205     3,512,819
         EMC Corp.*.............................. 133,590     1,986,483
         NAVTEQ Corp.*........................... 191,015     8,855,455
         SAP AG..................................  55,965     9,948,232
                                                          -------------
                                                             27,979,632
                                                          -------------
         TELECOMMUNICATION SERVICES - DIVERSIFIED - 2.2%
         Cisco Systems, Inc.*.................... 467,525     9,023,233
         Motorola, Inc........................... 234,845     4,039,334
                                                          -------------
                                                             13,062,567
                                                          -------------

    -----------------------------------------------------------------------
    SECURITY                                     SHARES/PAR      VALUE
    DESCRIPTION                                    AMOUNT       (NOTE 2)
    -----------------------------------------------------------------------

    TELECOMMUNICATION SERVICES - WIRELESS - 1.3%
    Amdocs, Ltd.*...............................     294,990 $   7,743,488
                                                             -------------
    Total Common Stocks (Cost $482,706,574)                    560,511,479
                                                             -------------

    SHORT-TERM INVESTMENTS - 18.8%
    COMMERICAL PAPER - 4.8%
    UBS Finance, Inc., 2.120%, due
      01/03/05.................................. $28,996,584    28,996,584
    Prudential Funding Corp., 2.100%, due
      01/03/05..................................   5,399,370     5,399,370
    State Street Navigator Securities Lending
      Prime Portfolio(b)........................  78,013,793    78,013,793
                                                             -------------
    Total Short-Term Investments
    (Cost $112,409,747)                                        112,409,747
                                                             -------------

    TOTAL INVESTMENTS - 112.9%
    (Cost $595,116,322)                                        672,921,226

    Other Assets and Liabilities (net) - (12.9%)               (77,134,141)
                                                             -------------

    TOTAL NET ASSETS - 100.0%                                $ 595,787,084
                                                             =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

                       See notes to financial statements

                                      78

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


        ---------------------------------------------------------------
        SECURITY                                   PAR        VALUE
        DESCRIPTION                               AMOUNT     (NOTE 2)
        ---------------------------------------------------------------

        DOMESTIC BONDS & DEBT SECURITIES - 21.7%
        AEROSPACE & DEFENSE - 0.1%
        DRS Technologies, Inc.
          6.875%, due 11/01/13.................. $  40,000 $     42,000
                                                           ------------
        AUTO COMPONENTS - 0.4%
        Affinia Group, Inc.
          9.000%, due 11/30/14 (144A)(a)........    75,000       78,562
        Cooper Standard Automotive
          8.375%, due 12/15/14 (144A)(a)........    65,000       65,163
                                                           ------------
                                                                143,725
                                                           ------------
        CHEMICALS - 1.4%
        Crompton Corp.
          9.875%, due 08/01/12 (144A)(a)........   125,000      143,750
        Huntsman International Holdings
          11.738%, due 12/31/09+................   100,000       56,500
        Nalco Co. 8.875%, due 11/15/13..........   100,000      110,250
        Rayovac Corp. 8.500%, due 10/01/13......    75,000       83,625
        Rockwood Specialties Group
          7.500%, due 11/15/14 (144A)(a)........    70,000       72,975
        Terra Industries, Inc.
          11.500%, due 06/01/10.................    10,000       11,450
                                                           ------------
                                                                478,550
                                                           ------------
        COAL - 0.3%
        Foundation Pennsylvania Coal Co.
          7.250%, due 08/01/14 (144A)(a)........   100,000      107,000
                                                           ------------
        COMMERCIAL SERVICES & SUPPLIES - 0.5%
        Allied Waste North America, Inc.
          6.125%, due 02/15/14..................    75,000       70,875
        Iron Mountain, Inc. 6.625%, due 01/01/16   125,000      117,187
                                                           ------------
                                                                188,062
                                                           ------------
        CONSTRUCTION & ENGINEERING - 0.2%
        Shaw Group, Inc. (The)
          10.750%, due 03/15/10.................    75,000       83,063
                                                           ------------
        CONTAINERS & PACKAGING - 1.2%
        Constar International, Inc.
          11.000%, due 12/01/12.................   150,000      156,375
        Owens-Brockway Glass Container
          7.750%, due 05/15/11..................   100,000      108,750
        Stone Container Finance Co.
          7.375%, due 07/15/14..................   150,000      160,500
                                                           ------------
                                                                425,625
                                                           ------------
        ELECTRICAL EQUIPMENT - 0.2%
        Texas Genco LLC 6.875%,
          due 12/15/14 (144A)(a)................    50,000       51,938
                                                           ------------
        ENTERTAINMENT & LEISURE - 0.3%
        Loews Cineplex Entertainment Corp.
          9.000%, due 08/01/14 (144A)(a)........   100,000      108,750
                                                           ------------

        ----------------------------------------------------------------
        SECURITY                                     PAR       VALUE
        DESCRIPTION                                 AMOUNT    (NOTE 2)
        ----------------------------------------------------------------

        FOOD & DRUG RETAILING - 0.4%
        Jean Coutu Group PJC, Inc.
          8.500%, due 08/01/14 (144A)(a).......... $ 50,000 $     51,500
        Stater Brothers Holdings, Inc.
          8.125%, due 06/15/12....................  100,000      106,250
                                                            ------------
                                                                 157,750
                                                            ------------
        FOOD PRODUCTS - 1.1%
        Chiquita Brands International, Inc.
          7.500%, due 11/01/14 (144A)(a)..........  125,000      127,188
        Dole Food Co., Inc. 8.875%, due 03/15/11..  125,000      136,562
        Land O Lakes, Inc. 8.750%, due 11/15/11...   75,000       75,000
        Rite Aid Corp. 8.125%, due 05/01/10.......   50,000       53,125
                                                            ------------
                                                                 391,875
                                                            ------------
        HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
        Medex, Inc. 8.875%, due 05/15/13..........   75,000       87,750
                                                            ------------
        HEALTH CARE PROVIDERS - 0.9%
        Ameripath, Inc. 10.500%, due 04/01/13.....   75,000       80,063
        HCA, Inc. 6.375%, due 01/15/15............  145,000      145,854
        Tenet Healthcare Corp.
          9.875%, due 07/01/14 (144A)(a)..........   75,000       82,125
                                                            ------------
                                                                 308,042
                                                            ------------
        HOTELS, RESTAURANTS & LEISURE - 1.3%
        Friendly Ice Cream Corp.
          8.375%, due 06/15/12....................  100,000       98,625
        Gaylord Entertainment Co.
          8.000%, due 11/15/13....................  125,000      135,625
        Hard Rock Hotel, Inc. 8.875%, due 06/01/13  100,000      111,000
        Hilton Hotels Corp. 3.375%, due 04/15/23..   50,000       60,062
        River Rock Entertainment Authority
          9.750%, due 11/01/11....................   50,000       56,313
                                                            ------------
                                                                 461,625
                                                            ------------
        HOUSEHOLD DURABLES - 0.2%
        Fedders North America,Inc.
          9.875%, due 03/01/14....................   75,000       61,500
                                                            ------------
        MACHINERY - 0.5%
        Agco Corp. Delaware 1.750%, due 12/31/33..  100,000      117,500
        Park-Ohio Industries, Inc.
          8.375%, due 11/15/14 (144A)(a)..........   75,000       75,375
                                                            ------------
                                                                 192,875
                                                            ------------
        MEDIA - 1.6%
        Emmis Operating Co. 6.875%, due 05/15/12..   75,000       78,844
        Insight Communications Co., Inc.,
          0.000%/12.250%, due 02/15/11++..........  190,000      185,725
        Interpublic Group Co., Inc.
          6.250%, due 11/15/14....................   25,000       25,421
        Mediacom LLC 9.500%, due 01/15/13.........  160,000      161,400

                       See notes to financial statements

                                      79

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


        ----------------------------------------------------------------
        SECURITY                                     PAR       VALUE
        DESCRIPTION                                 AMOUNT    (NOTE 2)
        ----------------------------------------------------------------

        MEDIA - CONTINUED
        Paxson Communications Corp.
          10.750%, due 07/15/08................... $125,000 $    131,875
                                                            ------------
                                                                 583,265
                                                            ------------
        METALS & MINING - 0.1%
        Neenah Foundry Co.
         13.000%, due 09/30/13 (144A)(a)..........   30,000       30,900
                                                            ------------
        OIL & GAS - 2.1%
        Airgas, Inc. 6.250%, due 07/15/14.........  125,000      128,125
        Chesapeake Energy Corp.
          6.375%, due 06/15/15 (144A)(a)             25,000       25,813
        Dynegy Holdings, Inc. 6.875%, due 04/01/11  125,000      120,937
        El Paso Corp. 7.000%, due 05/15/11........  120,000      121,950
        EXCO Resources, Inc. 7.250%, due 01/15/11.  100,000      107,500
        Ferrellgas L P 6.750%, due 05/01/14.......  100,000      103,250
        NRG Energy, Inc. 8.000%, due 12/15/13
          (144A)(a)...............................  100,000      109,500
        Williams Companies, Inc. (The)
          7.875%, due 09/01/21....................   25,000       28,000
                                                            ------------
                                                                 745,075
                                                            ------------
        PAPER & FOREST PRODUCTS - 0.8%
        Boise Cascade LLC
          7.125%, due 10/15/14 (144A)(a)..........   60,000       63,750
        Buckeye Technologies, Inc.
          8.000%, due 10/15/10....................  125,000      125,625
        Graham Packaging Co. Lp
          9.875%, due 10/15/14 (144A)(a)..........   80,000       85,800
                                                            ------------
                                                                 275,175
                                                            ------------
        PERSONAL PRODUCTS - 0.7%
        Elizabeth Arden, Inc. 7.750%, due 01/15/14  100,000      106,500
        Playtex Prods, Inc. 9.375%, due 06/01/11..  125,000      134,062
                                                            ------------
                                                                 240,562
                                                            ------------
        RETAIL - SPECIALTY - 0.5%
        JC Penney Co., Inc. 6.875%, due 10/15/15..   50,000       54,375
        Saks, Inc. 7.375%, due 02/15/19...........  125,000      124,375
                                                            ------------
                                                                 178,750
                                                            ------------
        TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.7%
        Cincinnati Bell, Inc. 8.375%, due 01/15/14   60,000       61,050
        Level 3 Financing, Inc.
          10.750%, due 10/15/11 (144A)(a).........   75,000       68,250
        Qwest Capital Funding, Inc.
          7.900%, due 08/15/10....................  125,000      126,875
                                                            ------------
                                                                 256,175
                                                            ------------
        TELECOMMUNICATION SERVICES - WIRELESS - 0.7%
        Centennial Communications Corp.
          10.125%, due 06/15/13...................  100,000      112,750
        Nextel Partners, Inc. 8.125%, due 07/01/11  100,000      111,500

       ------------------------------------------------------------------
       SECURITY                                       PAR       VALUE
       DESCRIPTION                                   AMOUNT    (NOTE 2)
       ------------------------------------------------------------------

       TELECOMMUNICATION SERVICES - WIRELESS - CONTINUED
       Rogers Wireless, Inc.
         7.250%, due 12/15/12 (144A)(a)............ $ 25,000 $     26,625
                                                             ------------
                                                                  250,875
                                                             ------------
       TEXTILES, APPAREL & LUXURY GOODS - 0.3%
       Invista, Inc. 9.250%, due 05/01/12 (144A)(a)  100,000      112,000
                                                             ------------
       U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.9%
       Federal National Mortgage Association
         6.000%, due 08/01/34......................  500,000      517,401
        6.000%, due 09/01/34.......................  235,602      243,817
       U. S. Treasury Note 6.750%, due 05/15/05....  500,000      507,891
       U.S. Treasury Note 5.000%, due 02/15/11.....  450,000      478,846
                                                             ------------
                                                                1,747,955
                                                             ------------
       Total Domestic Bonds & Debt Securities
       (Cost $7,431,630)                                        7,710,862
                                                             ------------

       CONVERTIBLE BONDS - 3.4%
       AEROSPACE & DEFENSE - 0.6%
       Alliant Techsystems, Inc.
         2.750%, due 02/15/24......................  100,000      106,375
       Armor Holdings, Inc. 2.000%, due 11/01/24...   75,000       85,594
                                                             ------------
                                                                  191,969
                                                             ------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
       Fisher Scientific International, Inc.
         2.500%, due 10/01/23......................  125,000      186,562
       LSI Logic Corp. 4.000%, due 05/15/10........   50,000       47,188
       Mentor Graphics Corp.
         6.875%, due 06/15/07......................   75,000       79,219
                                                             ------------
                                                                  312,969
                                                             ------------
       MEDIA - 0.5%
       International Game Technology
         0.995%, due 01/29/33+.....................  150,000      115,312
       Liberty Media Corp. 3.250%, due 03/15/31....   75,000       73,969
                                                             ------------
                                                                  189,281
                                                             ------------
       METALS & MINING - 0.3%
       Placer Dome, Inc. 2.750%, due 10/15/23......   75,000       92,344
                                                             ------------
       PHARMACEUTICALS - 0.2%
       Watson Pharmaceuticals, Inc.
         1.750%, due 03/15/23......................   75,000       77,625
                                                             ------------
       SOFTWARE - 0.6%
       DST Sys, Inc. Del 4.125%, due 08/15/23......   75,000       98,062
       EMC Corp. 4.500%, due 04/01/07..............  100,000      113,000
                                                             ------------
                                                                  211,062
                                                             ------------
       TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.3%
       RF Micro Devices, Inc.
         1.500%, due 07/01/10......................  100,000      114,500
                                                             ------------
       Total Convertible Bonds
       (Cost $1,135,721)                                        1,189,750
                                                             ------------

                       See notes to financial statements

                                      80

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)



           -----------------------------------------------------------
           SECURITY                                          VALUE
           DESCRIPTION                            SHARES    (NOTE 2)
           -----------------------------------------------------------

           COMMON STOCKS - 67.6%
           AUTO COMPONENTS - 4.8%
           Cummins, Inc..........................  3,800  $    318,402
           Dana Corp............................. 38,000       658,540
           Genuine Parts Co...................... 16,300       718,178
                                                          ------------
                                                             1,695,120
                                                          ------------
           BIOTECHNOLOGY - 0.2%
           Amgen, Inc.*..........................  1,100        70,565
                                                          ------------
           CHEMICALS - 8.3%
           Crompton Corp......................... 41,900       494,420
           Dow Chemical Co....................... 12,400       613,924
           Eastman Chemical Co................... 14,800       854,404
           Monsanto Co........................... 10,200       566,610
           Mosaic Co.*........................... 25,900       422,688
                                                          ------------
                                                             2,952,046
                                                          ------------
           COMMERCIAL SERVICES & SUPPLIES - 4.3%
           R.R. Donnelley & Son Co............... 21,100       744,619
           The ServiceMaster Co.................. 56,300       776,377
                                                          ------------
                                                             1,520,996
                                                          ------------
           COMMUNICATIONS EQUIPMENT - 0.9%
           Avaya, Inc.*.......................... 18,921       325,441
                                                          ------------
           ELECTRICAL EQUIPMENT - 3.0%
           Hubbell, Inc. - Class B............... 10,200       533,460
           Snap-On, Inc.......................... 15,800       542,888
                                                          ------------
                                                             1,076,348
                                                          ------------
           ENERGY EQUIPMENT & SERVICES - 1.5%
           Halliburton Co........................ 14,000       549,360
                                                          ------------
           FOOD & DRUG RETAILING - 3.6%
           Archer-Daniels-Midland Co.............  3,800        84,778
           H.J. Heinz Co......................... 19,200       748,608
           Kellogg Co............................  9,700       433,202
                                                          ------------
                                                             1,266,588
                                                          ------------
           FOOD RETAILERS - 0.8%
           Albertson's, Inc...................... 11,500       274,620
                                                          ------------
           HOUSEHOLD APPLIANCES & HOME FURNISHINGS - 1.1%
           Newell Rubbermaid, Inc................ 15,900       384,621
                                                          ------------
           HOUSEHOLD DURABLES - 2.6%
           Tupperware Corp....................... 43,900       909,608
                                                          ------------
           INDUSTRIAL - DIVERSIFIED - 0.5%
           Ingersoll-Rand Co. - Class A..........  2,300       184,690
                                                          ------------
           INSURANCE - 5.8%
           ACE, Ltd..............................  8,000       342,000
           Allstate Corp. (The)..................  2,800       144,816
           Lincoln National Corp.................  5,500       256,740
           Max Re Capital, Ltd...................  4,300        91,719
           PartnerRe, Ltd........................  3,800       235,372
           SAFECO Corp........................... 10,000       522,400

        ---------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                                 SHARES   (NOTE 2)
        ---------------------------------------------------------------

        INSURANCE - CONTINUED
        St. Paul Companies, Inc....................  3,657 $    135,565
        XL Capital, Ltd. - Class A.................  4,400      341,660
                                                           ------------
                                                              2,070,272
                                                           ------------
        MACHINERY - 0.3%
        CNH Global N.V.............................  4,800       92,976
                                                           ------------
        METALS & MINING - 2.4%
        Ball Corp..................................  7,700      338,646
        Metal Management, Inc......................  4,500      120,915
        Timken Co.................................. 15,800      411,116
                                                           ------------
                                                                870,677
                                                           ------------
        OIL & GAS - 12.0%
        Ameren Corp................................ 16,300      817,282
        ChevronTexaco Corp......................... 12,900      677,379
        EOG Resources, Inc.........................  1,000       71,360
        GlobalSantaFe Corp.........................  7,700      254,947
        Kerr-McGee Corp............................  6,300      364,077
        NiSource, Inc.............................. 32,100      731,238
        Northeast Utilities........................ 34,800      655,980
        Puget Energy, Inc.......................... 28,300      699,010
                                                           ------------
                                                              4,271,273
                                                           ------------
        PAPER & FOREST PRODUCTS - 3.3%
        Georgia-Pacific Corp....................... 15,100      565,948
        MeadWestvaco Corp.......................... 17,500      593,075
                                                           ------------
                                                              1,159,023
                                                           ------------
        PHARMACEUTICALS - 2.5%
        Bristol-Myers Squibb Co.................... 30,700      786,534
        Mylan Laboratories, Inc....................  5,750      101,660
                                                           ------------
                                                                888,194
                                                           ------------
        REAL ESTATE - 4.1%
        Health Care Property Investors, Inc. (REIT) 26,400      731,016
        Healthcare Realty Trust, Inc. (REIT)....... 18,000      732,600
                                                           ------------
                                                              1,463,616
                                                           ------------
        RETAIL - MULTILINE - 1.7%
        May Department Stores Co................... 20,600      605,640
                                                           ------------
        RETAIL - SPECIALTY - 1.9%
        Foot Locker, Inc...........................  6,900      185,817
        Limited, Inc...............................  6,200      142,724
        OfficeMax, Inc............................. 11,300      354,594
                                                           ------------
                                                                683,135
                                                           ------------
        TELECOMMUNICATION SERVICES - DIVERSIFIED - 1.9%
        SBC Communications, Inc.................... 26,400      680,328
                                                           ------------
        Total Common Stocks (Cost $20,527,047)               23,995,137
                                                           ------------

        PREFERRED STOCK - 2.5%
        ELECTRICAL EQUIPMENT - 0.9%
        CMS Energy Corp. 4.500%* (144A)(a).........  5,000      318,125
                                                           ------------

                       See notes to financial statements

                                      81

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

       -----------------------------------------------------------------
       SECURITY                                   SHARES/PAR   VALUE
       DESCRIPTION                                  AMOUNT    (NOTE 2)
       -----------------------------------------------------------------

       FOOD RETAILERS - 0.2%
       Albertson's, Inc. 7.250%..................      3,500 $    88,900
                                                             -----------
       INDUSTRIAL CONGLOMERATES - 0.3%
       Temple Inland, Inc. 7.500%................      2,000     112,600
                                                             -----------
       INSURANCE - 0.6%
       Chubb Corp. 7.000%........................      3,000      90,000
       XL Capital, Ltd. 6.50%....................      5,000     127,250
                                                             -----------
                                                                 217,250
                                                             -----------
       MEDIA - 0.7%
       Interpublic Group of Co., Inc. 5.375%.....      5,000     245,000
                                                             -----------
       OIL & GAS - 0.3%
       FPL Group, Inc. 8.000%....................      1,500      90,360
                                                             -----------
       Total Preferred Stock (Cost $1,001,920)                 1,072,235
                                                             -----------

       SHORT-TERM INVESTMENTS - 3.7%
       REPURCHASE AGREEMENT - 3.7%
       State Steet Bank & Trust Co., Repurchase
         Agreement, dated 12/31/04 at 0.750% to
         be repurchased at $1,329,083 on
         01/03/05 collateralized by $1,335,000
         FHLB 3.750% due 08/15/08 with a value of
         $1,355,859 (Cost $1,329,000)............ $1,329,000   1,329,000
                                                             -----------

       TOTAL INVESTMENTS - 99.4%
       (Cost $31,413,610)                                     35,296,984

       Other Assets and Liabilities (net) - 0.6%                 206,317
                                                             -----------

       TOTAL NET ASSETS - 100.0%                             $35,503,301
                                                             ===========

PORTFOLIO FOOTNOTES:

* Non-income producing security.

+ Zero coupon bond- Interest rate represents current yield to maturity.

++ Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

REIT - Real Estate Investment Trust

FHLB - Federal Home Loan Bank

                       See notes to financial statements

                                      82

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


        ---------------------------------------------------------------
        SECURITY                              PAR           VALUE
        DESCRIPTION                          AMOUNT        (NOTE 2)
        ---------------------------------------------------------------

        DOMESTIC BONDS & DEBT SECURITIES - 75.1%
        AEROSPACE & DEFENSE - 2.2%
        Alliant Techsystems, Inc.
          8.500%, due 05/15/11........... $     750,000 $       825,000
        Armor Holdings, Inc.
          8.250%, due 08/15/13...........     2,000,000       2,250,000
        DRS Technologies, Inc.
         6.875%, due 11/01/13............     4,000,000       4,200,000
         6.875%, due 11/01/13 (144A)(a)..     2,000,000       2,100,000
        Esterline Technologies Corp.
          7.750%, due 06/15/13...........     3,000,000       3,292,500
        L-3 Communications Corp.
         7.625%, due 06/15/12............     2,000,000       2,205,000
         6.125%, due 01/15/14............     3,000,000       3,105,000
        Raytheon Co. 4.850%, due
          01/15/11(b)....................     7,500,000       7,694,512
        Titan Corp. 8.000%, due 05/15/11.     3,000,000       3,210,000
                                                        ---------------
                                                             28,882,012
                                                        ---------------
        AIRLINES - 0.1%
        Continental Airlines, Inc.
          7.461%, due 04/01/13...........     1,006,435         807,655
                                                        ---------------
        AUTO COMPONENTS - 1.9%
        Affinia Group, Inc.
          9.000%, due 11/30/14 (144A)(a).     1,925,000       2,016,437
        ArvinMeritor, Inc.
          8.750%, due 03/01/12(b)........     2,500,000       2,900,000
        Cooper Standard Automotive, Inc.
          8.375%, due 12/15/14 (144A)(a).     2,025,000       2,030,062
        Cummins, Inc.
          9.500%, due 12/01/10(b)........     2,500,000       2,850,000
        Delco Remy International, Inc.
          11.000%, due 05/01/09..........     3,000,000       3,210,000
        Eaglepicher, Inc.
          9.750%, due 09/01/13...........     2,500,000       2,512,500
        Stanadyne Corp.
          10.000%, due 08/15/14
          (144A)(a)......................     1,250,000       1,356,250
        Stanadyne Holdings Incorporated
          0.000%, due 02/15/15++
          (144A)(a)......................     2,750,000       1,639,688
        Tenneco Automotive, Inc.
          8.625%, due 11/15/14 (144A)(a).     1,375,000       1,436,875
        TRW Automotive, Inc.
          9.375%, due 02/15/13...........     1,785,000       2,079,525
        United Rentals North America Inc.
          7.750%, due 11/15/13(b)........     3,350,000       3,299,750
                                                        ---------------
                                                             25,331,087
                                                        ---------------
        AUTOMOTIVE LOANS - 0.2%
        Ford Motor Credit Co.
          7.250%, due 10/25/11...........     3,000,000       3,221,613
                                                        ---------------

     ---------------------------------------------------------------------
     SECURITY                                    PAR           VALUE
     DESCRIPTION                                AMOUNT        (NOTE 2)
     ---------------------------------------------------------------------

     AUTOMOBILES - 0.2%
     General Motors Corp.
       7.125%, due 07/15/13(b).............. $   3,000,000 $     3,074,871
                                                           ---------------
     BANKS - 0.2%
     Regions Financial Corp.
       7.000%, due 03/01/11.................     1,500,000       1,713,891
     Wachovia Corp.
       6.605%, due 10/01/25.................     1,000,000       1,111,898
                                                           ---------------
                                                                 2,825,789
                                                           ---------------
     BUILDING PRODUCTS - 0.5%
     Ainsworth Lumber Company Limited
       7.250%, due 10/01/12 (144A)(a).......     4,500,000       4,601,250
     American Standard, Inc.
       8.250%, due 06/01/09.................     1,500,000       1,734,290
                                                           ---------------
                                                                 6,335,540
                                                           ---------------
     BUILDING MATERIALS - 0.2%
     Jacuzzi Brands, Inc.
       9.625%, due 07/01/10.................     2,500,000       2,787,500
                                                           ---------------
     CAPITAL GOODS - DIVERSIFIED - 0.7%
     J.B. Poindexter & Co.
       8.750%, due 03/15/14 (144A)(a).......     2,000,000       2,135,000
     TriMas Corp.
       9.875%, due 06/15/12.................     1,025,000       1,091,625
     Tyco Internationall Group
       S.A., - Series A, Convertible 2.750%,
       due 01/15/18.........................     4,000,000       6,360,000
                                                           ---------------
                                                                 9,586,625
                                                           ---------------
     CHEMICALS - 3.2%
     Crompton Corp. 9.875%, due
       08/01/12 (144A)(a)...................     5,000,000       5,750,000
     Ferro Corp. 9.125%, due 01/01/09.......     1,000,000       1,113,626
     Hercules, Inc.
       6.750%, due 10/15/29.................     4,500,000       4,668,750
     Huntsman International Holdings LLC
       11.785%, due 12/31/09+...............     5,225,000       2,952,125
     Huntsman LLC 11.500%, due 07/15/12
       (144A)(a)............................     2,000,000       2,375,000
     IMC Global, Inc., - Series B
       11.250%, due 06/01/11................     4,000,000       4,640,000
     Lyondell Chemical Co., - Series A
       9.625%, due 05/01/07(b)..............     3,000,000       3,315,000
     Nalco Co.
       8.875%, due 11/15/13(b)..............     4,000,000       4,410,000
     Nova Chemicals Corp.
       6.500%, due 01/15/12.................     1,825,000       1,943,625
     Rhodia 8.875%, due 06/01/11(b).........     4,000,000       4,050,000
     Rockwood Specialties Group
       7.500%, due 11/15/14 (144A)(a).......     4,000,000       4,170,000

                       See notes to financial statements

                                      83

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


     ----------------------------------------------------------------------
     SECURITY                                     PAR           VALUE
     DESCRIPTION                                 AMOUNT        (NOTE 2)
     ----------------------------------------------------------------------

     CHEMICALS - CONTINUED
     Terra Capital, Inc.
       11.500%, due 06/01/10................. $   1,950,000 $     2,232,750
     United Industries Corp., - Series D
       9.875%, due 04/01/09..................     1,150,000       1,208,937
                                                            ---------------
                                                                 42,829,813
                                                            ---------------
     COAL - 0.2%
     Foundation Pennsylvania Coal Co.
       7.250%, due 08/01/14 (144A)(a)........     2,000,000       2,140,000
                                                            ---------------
     COMMERCIAL SERVICES & SUPPLIES - 1.1%
     Iron Mountain, Inc.
       8.625%, due 04/01/13..................     3,000,000       3,202,500
      7.750%, due 01/15/15...................     8,400,000       8,568,000
     JohnsonDiversey Holdings, Inc., -
       Series B 9.625%, due 05/15/12.........     2,000,000       2,245,000
                                                            ---------------
                                                                 14,015,500
                                                            ---------------
     COMMUNICATIONS EQUIPMENT - 0.6%
     Lucent Technologies, Inc.
       6.450%, due 03/15/29..................     4,000,000       3,640,000
     Qwest Corp.
       7.875%, due 09/01/11 (144A)(a)........     2,000,000       2,180,000
     Ubiquitel Operating Co.
       9.875%, due 03/01/11 (144A)(a)........     1,550,000       1,747,625
                                                            ---------------
                                                                  7,567,625
                                                            ---------------
     COMPUTER SOFTWARE & PROCESSING - 0.2%
     Electronic Data Systems Corp. - Series B
       6.000%, due 08/01/13(b)...............     2,000,000       2,115,258
                                                            ---------------
     COMPUTERS & PERIPHERALS - 0.3%
     ASML Holding N.V., Convertible
       5.750%, due 10/15/06..................     2,000,000       2,275,000
     Seagate Technology HDD Holdings
       8.000%, due 05/15/09(b)...............     1,500,000       1,627,500
                                                            ---------------
                                                                  3,902,500
                                                            ---------------
     CONSTRUCTION & ENGINEERING - 0.1%
     Shaw Group, Inc. (The )
       10.750%, due 03/15/10(b)..............     1,500,000       1,661,250
                                                            ---------------
     CONSUMER PRODUCTS - 0.5%
     Rayovac Corp.
       8.500%, due 10/01/13..................     6,000,000       6,690,000
                                                            ---------------
     CONTAINERS & PACKAGING - 3.1%
     AEP Industries, Inc.
       9.875%, due 11/15/07..................     2,500,000       2,556,250
     Anchor Glass Container Corp., - Series B
       11.000%, due 02/15/13.................     3,000,000       3,225,000
     Bway Corp.
       10.000%, due 10/15/10.................     4,000,000       4,180,000
     Constar International, Inc.
       11.000%, due 12/01/12(b)..............     4,000,000       4,170,000

    -----------------------------------------------------------------------
    SECURITY                                      PAR           VALUE
    DESCRIPTION                                  AMOUNT        (NOTE 2)
    -----------------------------------------------------------------------

    CONTAINERS & PACKAGING - CONTINUED
    Crown Cork & Seal, Inc.
      7.375%, due 12/15/26(b)................ $   8,500,000 $     8,032,500
    Owens Brockway Glass Container, Inc.
      8.875%, due 02/15/09...................     3,000,000       3,273,750
     7.750%, due 05/15/11(b).................     5,500,000       5,981,250
    Owens-Illinois, Inc.
      7.500%, due 05/15/10(b)................     1,000,000       1,066,250
    Portola Packaging, Inc.
      8.250%, due 02/01/12(b)................     3,000,000       2,385,000
    Solo Cup Co.
      8.500%, due 02/15/14(b)................     4,000,000       4,180,000
    Stone Container Finance
      7.375%, due 07/15/14...................     1,775,000       1,899,250
                                                            ---------------
                                                                 40,949,250
                                                            ---------------
    ELECTRIC SERVICES - 3.1%
    AES Corp. (The)
     8.750%, due 05/15/13 (144A)(a)..........     3,500,000       3,994,375
     7.750%, due 03/01/14....................     1,800,000       1,962,000
    Calpine Generating Co.
      11.500%, due 04/01/11..................     3,000,000       2,865,000
    Duke Energy Co.
      5.375%, due 01/01/09...................     6,500,000       6,818,662
    Midwest Generation LLC
      8.750%, due 05/01/34...................     4,000,000       4,560,000
    Mission Energy Holding Co.
      13.500%, due 07/15/08..................     2,000,000       2,505,000
    NRG Energy, Inc.
      8.000%, due 12/15/13 (144A)(a).........     7,000,000       7,665,000
    Pacific Gas and Electric Co.
      4.800%, due 03/01/14...................     2,500,000       2,495,815
    PSE&G Energy Holdings, Inc.
      8.500%, due 06/15/11...................     1,500,000       1,719,375
    Texas Genco LLC
      6.875%, due 12/15/14 (144A)(a).........     1,550,000       1,610,063
    Virginia Electric & Power Co.
      4.500%, due 12/15/10...................     5,000,000       5,042,710
    Virginia Electric & Power Co., - Series A
      7.000%, due 01/01/24...................       700,000         716,005
                                                            ---------------
                                                                 41,954,005
                                                            ---------------
    ELECTRIC UTILITIES - 1.0%
    Dynegy Holdings, Inc.
      9.875%, due 07/15/10 (144A)(a).........     4,500,000       5,051,250
    Nevada Power Co.
      5.875%, due 01/15/15 (144A)(a).........     1,750,000       1,771,875
    NorthWestern Corp.
      5.875%, due 11/01/14 (144A)(a).........       450,000         462,587
    Reliant Energy, Inc.
      6.750%, due 12/15/14...................     3,050,000       3,046,187

                       See notes to financial statements

                                      84

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


     ---------------------------------------------------------------------
     SECURITY                                    PAR           VALUE
     DESCRIPTION                                AMOUNT        (NOTE 2)
     ---------------------------------------------------------------------

     ELECTRIC UTILITIES - CONTINUED
     Teco Energy, Inc.
       7.500%, due 06/15/10................. $   3,250,000 $     3,607,500
                                                           ---------------
                                                                13,939,399
                                                           ---------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
     Communications & Power Industries,
       Inc. 8.000%, due 02/01/12............     3,075,000       3,274,875
     Corning, Inc.
       5.900%, due 03/15/14(b)..............     3,000,000       3,021,654
     Sanmina Scientific Corp.
       10.375%, due 01/15/10................     1,500,000       1,728,750
                                                           ---------------
                                                                 8,025,279
                                                           ---------------
     ENERGY EQUIPMENT & SERVICES - 0.5%
     PPL Corp. 6.400%, due 11/01/11.........     2,000,000       2,202,202
     Reliant Resources, Inc.
       9.500%, due 07/15/13.................     4,500,000       5,135,625
                                                           ---------------
                                                                 7,337,827
                                                           ---------------
     ENTERTAINMENT & LEISURE - 0.1%
     Loews Cineplex Entertainment Aquisition
       Corp. 9.000%, due 08/01/14
       (144A)(a)............................     1,625,000       1,767,188
                                                           ---------------

     ENVIRONMENTAL SERVICES - 0.9%
     Allied Waste North America, Inc.
       6.500%, due 11/15/10(b)..............     3,000,000       2,955,000
      5.750%, due 02/15/11..................     4,000,000       3,780,000
      7.875%, due 04/15/13(b)...............     5,000,000       5,150,000
                                                           ---------------
                                                                11,885,000
                                                           ---------------
     FINANCIAL SERVICES - 0.2%
     JSG Funding
       9.625%, due 10/01/12.................     1,850,000       2,072,000
                                                           ---------------
     FOOD PRODUCTS - 2.7%
     American Seafoods Group LLC
       10.125%, due 04/15/10................     1,000,000       1,075,000
     Chiquita Brands International, Inc.
       7.500%, due 11/01/14 (144A)(a).......     5,325,000       5,418,187
     Del Monte Corp.
      9.250%, due 05/15/11..................     1,500,000       1,650,000
      8.625%, due 12/15/12..................       750,000         843,750
     Dole Food Co., Inc.
       8.875%, due 03/15/11.................     2,000,000       2,185,000
      8.750%, due 07/15/13..................     2,000,000       2,245,000
     Land O Lakes, Inc.
       9.000%, due 12/15/10.................     1,900,000       2,090,000
      8.750%, due 11/15/11(b)...............     2,000,000       2,000,000
     Le-Natures, Inc.
       9.000%, due 06/15/13 (144A)(a).......     3,500,000       3,885,000
     Michael Foods, Inc.
       8.000%, due 11/15/13.................     4,000,000       4,240,000

      -------------------------------------------------------------------
      SECURITY                                  PAR           VALUE
      DESCRIPTION                              AMOUNT        (NOTE 2)
      -------------------------------------------------------------------

      FOOD PRODUCTS - CONTINUED
      Nestle Holdings, Inc.
        3.000%, due 05/09/05............... $   5,000,000 $     5,650,000
      Pinnacle Foods Holdings Corp.
        8.250%, due 12/01/13 (144A)(a).....     2,050,000       1,962,875
       8.250%, due 12/01/13
         (144A)(a)(b)......................     2,200,000       2,106,500
                                                          ---------------
                                                               35,351,312
                                                          ---------------
      FOOD RETAILERS - 1.2%
      Alimentation Couch-Tard, Inc.
        7.500%, due 12/15/13...............     2,725,000       2,936,188
      Dominos, Inc. 8.250%, due 07/01/11...     2,188,000       2,401,330
      Ingles Markets, Inc.
        8.875%, due 12/01/11(b)............     3,000,000       3,225,000
      Roundys, Inc., - Series B
        8.875%, due 06/15/12...............     1,500,000       1,646,250
      Stater Brothers Holdings, Inc.
        8.125%, due 06/15/12...............     5,000,000       5,312,500
                                                          ---------------
                                                               15,521,268
                                                          ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
      Alliance Imaging
        7.250%, due 12/15/12 (144A)(a).....       775,000         792,438
      Fisher Scientific International, Inc.
        8.000%, due 09/01/13...............     2,000,000       2,280,000
      Fresenius Med Cap Trust II
        7.875%, due 02/01/08...............     1,050,000       1,139,250
      Hanger Orthopedic Group, Inc.
        10.375%, due 02/15/09(b)...........     3,000,000       3,112,500
      Medex, Inc. 8.875%, due 05/15/13.....     6,500,000       7,605,000
      Vanguard Health Holding Co. Ii LLC
        9.000%, due 10/01/14 (144A)(a).....     2,700,000       2,902,500
                                                          ---------------
                                                               17,831,688
                                                          ---------------
      HEALTH CARE PROVIDERS & SERVICES - 4.1%
      Ameripath, Inc.
        10.500%, due 04/01/13(b)...........     5,000,000       5,337,500
      Ardent Health Services, Inc.
        10.000%, due 08/15/13..............     4,000,000       4,220,000
      Beverly Enterprises, Inc.
        7.875%, due 06/15/14 (144A)(a).....     5,000,000       5,387,500
      Bio-Rad Laboratories, Inc.
        6.125%, due 12/15/14 (144A)(a).....       950,000         961,875
      HCA, Inc.
        6.375%, due 01/15/15...............     2,775,000       2,791,350
       7.690%, due 06/15/25................     1,500,000       1,541,366
      HealthSouth Corp.
       10.750%, due 10/01/08(b)............       500,000         530,000
       8.375%, due 10/01/11(b).............     3,350,000       3,492,375
      National Mentor, Inc.
        9.625%, due 12/01/12 (144A)(a).....     1,650,000       1,761,375

                       See notes to financial statements

                                      85

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


      --------------------------------------------------------------------
      SECURITY                                   PAR           VALUE
      DESCRIPTION                               AMOUNT        (NOTE 2)
      --------------------------------------------------------------------

      HEALTH CARE PROVIDERS & SERVICES - CONTINUED
      National Nephrology Associations, Inc.
        9.000%, due 11/01/11 (144A)(a)...... $   1,500,000 $     1,743,750
      PacifiCare Health Systems, Inc.
        10.750%, due 06/01/09...............     1,950,000       2,262,000
      Perkinelmer, Inc. 8.875%, due
        01/15/13............................     3,500,000       4,007,500
      Rotech Healthcare, Inc.
        9.500%, due 04/01/12................     2,000,000       2,210,000
      Senior Housing Properties Trust (REIT)
        7.875%, due 04/15/15................     1,000,000       1,107,500
      Tenet Healthcare Corp.
        7.375%, due 02/01/13(b).............     7,000,000       6,825,000
       9.875%, due 07/01/14 (144A)(a).......     3,000,000       3,285,000
      Triad Hospitals, Inc.
        7.000%, due 11/15/13(b).............     2,500,000       2,568,750
      UnitedHealth Group, Inc.
        4.875%, due 04/01/13(b).............     3,000,000       3,030,198
      Ventas Realty LP (REIT)
        8.750%, due 05/01/09................     1,000,000       1,126,250
                                                           ---------------
                                                                54,189,289
                                                           ---------------
      HOMEBUILDERS - 0.5%
      Beazer Homes USA, Inc.
        8.375%, due 04/15/12(b).............     1,000,000       1,105,000
       6.500%, due 11/15/13.................     2,000,000       2,035,000
      Schuler Homes, Inc.
        9.375%, due 07/15/09................     1,500,000       1,620,000
      William Lyon Homes, Inc.
        10.750%, due 04/01/13...............     1,150,000       1,298,063
                                                           ---------------
                                                                 6,058,063
                                                           ---------------
      HOTELS, RESTAURANTS & LEISURE - 7.4%
      Aztar Corp. 7.875%, due 06/15/14......     1,000,000       1,107,500
      Boyd Gaming Corp.
        8.750%, due 04/15/12................     4,000,000       4,470,000
      Carrols Corp.
        9.000%, due 01/15/13 (144A)(a)......       400,000         416,000
      Dennys Holdings Inc.
        10.000%, due 10/01/12
        (144A)(a)(b)........................     2,550,000       2,757,187
      Friendly Ice Cream Corp.
        8.375%, due 06/15/12(b).............     3,700,000       3,649,125
      Gaylord Entertainment Co.
        8.000%, due 11/15/13................     7,500,000       8,137,500
       6.750%, due 11/15/14 (144A)(a).......     2,500,000       2,525,000
      Hard Rock Hotel, Inc.
        8.875%, due 06/01/13................     6,000,000       6,660,000
      Harrah's Operation Co., Inc.
        7.500%, due 01/15/09................     1,700,000       1,885,494
       5.375%, due 12/15/13(b)..............     2,000,000       2,014,040

     ---------------------------------------------------------------------
     SECURITY                                    PAR           VALUE
     DESCRIPTION                                AMOUNT        (NOTE 2)
     ---------------------------------------------------------------------

     HOTELS, RESTAURANTS & LEISURE - CONTINUED
     Host Marriott Corp. (REIT), - Series B
       7.875%, due 08/01/08(b).............. $   1,612,000 $     1,664,390
     Host Marriott LP 7.000%, due 08/15/12
       (144A)(a)............................     5,650,000       6,003,125
     Host Marriott LP (REIT), - Series G
       9.250%, due 10/01/07(b)..............     2,250,000       2,520,000
     Isle of Capri Casinos, Inc.
       9.000%, due 03/15/12.................     3,000,000       3,322,500
      7.000%, due 03/01/14..................     5,500,000       5,637,500
     John Q Hammons Hotels, Inc., - Series B
       8.875%, due 05/15/12(b)..............     1,500,000       1,702,500
     Mandalay Resort Group
       9.375%, due 02/15/10(b)..............     2,000,000       2,340,000
     MGM Mirage, Inc.
       6.750%, due 09/01/12.................     5,000,000       5,287,500
     O' Charleys, Inc.
       9.000%, due 11/01/13.................     2,000,000       2,150,000
     Park Place Entertainment Corp.
       7.875%, due 12/15/05.................     3,250,000       3,380,000
      9.375%, due 02/15/07..................     1,750,000       1,933,750
     Penn National Gaming, Inc.
       6.875%, due 12/01/11(b)..............     3,000,000       3,135,000
     Premier Entertainment Biloxi LLC
       10.750%, due 02/01/12................     1,225,000       1,344,438
     River Rock Entertainment Authority
       9.750%, due 11/01/11(b)..............     4,800,000       5,406,000
     Scientific Games Corp.
       6.250%, due 12/15/12 (144A)(a).......     1,750,000       1,789,375
     Seneca Gaming Corp.
       7.250%, due 05/01/12.................       750,000         793,125
     Six Flags, Inc.
       9.500%, due 02/01/09(b)..............     3,150,000       3,291,750
     Station Casinos Inc.
       6.500%, due 02/01/14.................     5,500,000       5,678,750
     Turning Stone Casino Resort Enterprise
       9.125%, due 12/15/10 (144A)(a).......     1,500,000       1,631,250
     Venetian Casino Resort
       11.000%, due 06/15/10................     2,000,000       2,292,500
     Wynn Las Vegas LLC
       6.625%, due 12/01/14 (144A)(a).......     4,000,000       3,980,000
                                                           ---------------
                                                                98,905,299
                                                           ---------------
     HOUSEHOLD DURABLES - 0.4%
     D. R. Horton, Inc.
       6.875%, due 05/01/13(b)..............     1,000,000       1,087,500
     Fedders North America, Inc.
       9.875%, due 03/01/14(b)..............     4,500,000       3,690,000
                                                           ---------------
                                                                 4,777,500
                                                           ---------------

                       See notes to financial statements

                                      86

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


       -----------------------------------------------------------------
       SECURITY                                PAR           VALUE
       DESCRIPTION                            AMOUNT        (NOTE 2)
       -----------------------------------------------------------------

       HOUSEHOLD PRODUCTS - 0.0%
       Church & Dwight, Inc.
         6.000%, due 12/15/12 (144A)(a)... $     650,000 $       664,625
                                                         ---------------
       INDUSTRIALS - 0.1%
       Park-Ohio Industries, Inc.
         8.375%, due 11/15/14 (144A)(a)...     1,550,000       1,557,750
                                                         ---------------
       LEISURE EQUIPMENT & PRODUCTS - 0.3%
       Warner Music Group
         7.375%, due 04/15/14 (144A)(a)...     3,370,000       3,471,100
                                                         ---------------
       MACHINERY - 0.7%
       AGCO Corp. 9.500%, due 05/01/08....     1,600,000       1,712,000
       Case New Holland, Inc.
         9.250%, due 08/01/11 (144A)(a)...     1,200,000       1,341,000
       Dresser, Inc.
         9.375%, due 04/15/11.............     1,000,000       1,100,000
       JLG Industries, Inc.
         8.250%, due 05/01/08.............     2,150,000       2,332,750
       Manitowoc Co., Inc.
         7.125%, due 11/01/13.............     2,500,000       2,718,750
                                                         ---------------
                                                               9,204,500
                                                         ---------------
       MEDIA - 7.7%
       Allbritton Communications Co.
         7.750%, due 12/15/12.............     7,500,000       7,800,000
       AMC Entertainment, Inc.
         8.000%, due 03/01/14.............     8,000,000       8,000,000
       Block Communications, Inc.
         9.250%, due 04/15/09(b)..........     2,000,000       2,190,000
       Carmike Cinemas Inc.
         7.500%, due 02/15/14.............     1,500,000       1,543,125
       Cch Ii Llc / Cch Ii Capital Corp.
         10.250%, due 09/15/10............     4,000,000       4,260,000
       Century Communications Corp., -
         Class A 9.500%, due
         03/01/05(b)(c)...................     1,850,000       2,247,750
       Charter Communications Holdings
         10.000%, due 04/01/09(b).........     8,000,000       7,240,000
       Cinemark USA, Inc.
         9.000%, due 02/01/13.............     1,750,000       2,005,938
       Clear Channel Communications, Inc.
         4.625%, due 01/15/08(b)..........     3,500,000       3,556,564
       CSC Holdings, Inc.
         6.750%, due 04/15/12 (144A)(a)...     1,150,000       1,190,250
        7.625%, due 07/15/18..............       900,000         956,250
       CSC Holdings, Inc., - Series B
         8.125%, due 08/15/09.............     4,750,000       5,219,062
       Dex Media Inc. 8.000%, due
         11/15/13.........................     5,000,000       5,437,500
       DirecTV Holdings LLC
         8.375%, due 03/15/13.............     2,500,000       2,815,625

     ---------------------------------------------------------------------
     SECURITY                                    PAR           VALUE
     DESCRIPTION                                AMOUNT        (NOTE 2)
     ---------------------------------------------------------------------

     MEDIA - CONTINUED
     EchoStar DBS Corp.
       9.125%, due 01/15/09................. $   1,625,000 $     1,795,625
      6.375%, due 10/01/11(b)...............     3,000,000       3,082,500
     Emmis Operating Co.
       6.875%, due 05/15/12.................     4,000,000       4,205,000
     Fisher Communications Inc.
       8.625%, due 09/15/14 (144A)(a).......       600,000         651,000
     FrontierVision Operating Partners LP, -
       Series B 11.875%, due
       09/15/07(c)..........................     1,000,000       1,340,000
     Globo Comunicacoes Participacao
       10.625%, due 12/05/08
       (144A)(a)(c).........................       750,000         716,250
     Insight Communications
       Co., Inc. 0.000%/
       12.250%, due 02/15/11++(b)...........     9,000,000       8,797,500
     Interpublic Group of Companies, Inc.
       6.250%, due 11/15/14(b)..............     2,485,000       2,526,897
     Lin Television Corp.
       6.500%, due 05/15/13(b)..............     2,000,000       2,067,500
     Mediacom LLC
       8.500%, due 04/15/08(b)..............     6,350,000       6,508,750
      9.500%, due 01/15/13(b)...............     5,000,000       5,043,750
     Paxson Communications Corp.
       10.750%, due 07/15/08(b).............     8,000,000       8,440,000
     Renaissance Media Group LLC
       10.000%, due 04/15/08................       750,000         776,250
     Sinclair Broadcast Group, Inc.
       8.750%, due 12/15/11.................     2,000,000       2,187,500
                                                           ---------------
                                                               102,600,586
                                                           ---------------
     METALS & MINING - 0.5%
     Century Aluminum Co.
       7.500%, due 08/15/14 (144A)(a).......     2,000,000       2,140,000
     Peabody Energy Corp.
       5.875%, due 04/15/16.................     3,500,000       3,500,000
     Timken Co. 5.750%, due 02/15/10........     1,500,000       1,529,682
                                                           ---------------
                                                                 7,169,682
                                                           ---------------
     OIL & GAS - 5.4%
     Chesapeake Energy Corp.
       6.375%, due 06/15/15 (144A)(a).......     1,375,000       1,419,687
     Dynegy Hldgs Inc.
       6.875%, due 04/01/11(b)..............     5,000,000       4,837,500
     El Paso Corp.
       7.000%, due 05/15/11(b)..............     5,000,000       5,081,250
      7.750%, due 01/15/32(b)...............     2,500,000       2,406,250
     Ferrellgas LP
       6.750%, due 05/01/14(b)..............     4,000,000       4,130,000
     Ferrellgas Partners LLP
       8.750%, due 06/15/12.................     2,000,000       2,190,000

                       See notes to financial statements

                                      87

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


         --------------------------------------------------------------
         SECURITY                             PAR           VALUE
         DESCRIPTION                         AMOUNT        (NOTE 2)
         --------------------------------------------------------------

         OIL & GAS - CONTINUED
         Hanover Compressor Co.
           8.625%, due 12/15/10.......... $   3,000,000 $     3,292,500
         Hornbeck Offshore Services, Inc.
           6.125%, due 12/01/14 (144A)(a)     1,900,000       1,919,000
         J Ray McDermott S.A.
           11.000%, due 12/15/13
           (144A)(a).....................     1,500,000       1,680,000
         Kcs Energy Inc.
           7.125%, due 04/01/12..........     2,500,000       2,637,500
         Key Energy Services, Inc.
           8.375%, due 03/01/08..........     1,000,000       1,052,500
          6.375%, due 05/01/13...........     6,000,000       6,135,000
         Northwest Pipeline Corp.
           8.125%, due 03/01/10..........     1,500,000       1,666,875
         Pioneer Natural Resources Co., -
           Series A 7.200%, due 01/15/28.     1,510,000       1,735,579
         Pride International, Inc.
           7.375%, due 07/15/14..........     1,500,000       1,646,250
         Schlumberger, Ltd. (Convertible)
           1.500%, due 06/01/23..........     7,500,000       8,250,000
         SEMCO Energy, Inc.
           7.125%, due 05/15/08(b).......     8,000,000       8,602,176
         Sonat, Inc.
           7.625%, due 07/15/11..........     1,500,000       1,560,000
         Suburban Propane Partners LP
           6.875%, due 12/15/13..........     5,500,000       5,637,500
         Williams Cos, Inc.
           7.875%, due 09/01/21..........     5,000,000       5,600,000
                                                        ---------------
                                                             71,479,567
                                                        ---------------
         OIL & GAS EXPLORATION & PRODUCTION - 1.7%
         El Paso Production Holding Co.
           7.750%, due 06/01/13..........     3,000,000       3,157,500
         EXCO Resources, Inc.
           7.250%, due 01/15/11..........     6,000,000       6,450,000
         Forest Oil Corp.
           8.000%, due 06/15/08..........     1,500,000       1,663,125
         Harvest Operations Corp.
           7.875%, due 10/15/11 (144A)(a)     1,500,000       1,518,750
         Houston Exploration Co.
           7.000%, due 06/15/13..........     3,000,000       3,195,000
         Magnum Hunter Resources, Inc.
           9.600%, due 03/15/12..........     1,300,000       1,482,000
         Markwest Energy
           6.875%, due 11/01/14 (144A)(a)     3,000,000       3,060,000
         Range Resources Corp.
           7.375%, due 07/15/13..........     2,575,000       2,774,562
                                                        ---------------
                                                             23,300,937
                                                        ---------------

       -----------------------------------------------------------------
       SECURITY                                PAR           VALUE
       DESCRIPTION                            AMOUNT        (NOTE 2)
       -----------------------------------------------------------------

       PAPER & FOREST PRODUCTS - 3.1%
       Abitibi-Consolidated, Inc. (Yankee)
         8.550%, due 08/01/10(b).......... $   3,000,000 $     3,266,250
       Boise Cascade LLC
         7.125%, due 10/15/14 (144A)(a)...     2,500,000       2,656,250
       Bowater, Inc.
         6.500%, due 06/15/13(b)..........     6,500,000       6,533,423
       Buckeye Technologies, Inc.
         8.000%, due 10/15/10(b)..........     5,400,000       5,427,000
       Graham Packaging Company L P Gpc
         California 8.500%, due 10/15/12
         (144A)(a)........................     2,500,000       2,637,500
       Jefferson Smurfit Corp.
         7.500%, due 06/01/13.............     2,500,000       2,681,250
       Longview Fibre Co.
         10.000%, due 01/15/09(b).........     1,500,000       1,646,250
       Norske Skog Canada
         7.375%, due 03/01/14.............     6,500,000       6,808,750
       Smurfit-Stone Container Corp.
         8.250%, due 10/01/12.............     1,750,000       1,916,250
       Stone Container Corp.
         8.375%, due 07/01/12.............       600,000         657,000
       Tembec Industries, Inc.
         7.750%, due 03/15/12.............     2,000,000       1,945,000
       Tembec Industries, Inc., (Yankee)
         8.625%, due 06/30/09(b)..........     3,500,000       3,535,000
       Temple-Inland, Inc.
         7.875%, due 05/01/12.............     1,250,000       1,481,550
                                                         ---------------
                                                              41,191,473
                                                         ---------------
       PERSONAL PRODUCTS - 0.9%
       Elizabeth Arden, Inc.
         7.750%, due 01/15/14.............     6,000,000       6,390,000
       Playtex Products, Inc.
         9.375%, due 06/01/11(b)..........     5,000,000       5,362,500
                                                         ---------------
                                                              11,752,500
                                                         ---------------
       PHARMACEUTICALS - 1.0%
       Alpharma, Inc.
         8.625%, due 05/01/11 (144A)(a)...     6,750,000       7,087,500
       Biovail Corp., (Yankee)
         7.875%, due 04/01/10(b)..........     5,000,000       5,200,000
       Elan Fin PLC
         7.750%, due 11/15/11 (144A)(a)...     1,150,000       1,230,500
                                                         ---------------
                                                              13,518,000
                                                         ---------------
       PUBLISHING - 1.3%
       American Color Graphics, Inc.
         10.000%, due 06/15/10............     2,000,000       1,697,500
       American Media Operations, Inc., -
         Series B 10.250%, due 05/01/09...     1,000,000       1,058,750

                       See notes to financial statements

                                      88

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


           ---------------------------------------------------------------
           SECURITY                            PAR             VALUE
           DESCRIPTION                        AMOUNT          (NOTE 2)
           ---------------------------------------------------------------

           PUBLISHING - CONTINUED
           Dex Media West - Series B
             9.875%, due 08/15/13......... $   3,418,000   $     3,956,335
           Houghton Mifflin Co.
             8.250%, due 02/01/11.........     7,000,000         7,490,000
           PRIMEDIA, Inc.
             8.875%, due 05/15/11(b)......     2,500,000         2,656,250
                                                           ---------------
                                                                16,858,835
                                                           ---------------
           REAL ESTATE - 0.2%
           Felcor Lodging LP (REIT)
             8.500%, due 06/01/11(b)......     2,260,000         2,570,750
                                                           ---------------
           RETAIL - MULTILINE - 1.3%
           JC Penney, Inc.
             8.000%, due 03/01/10.........     2,000,000         2,295,000
            6.875%, due 10/15/15(b).......     1,750,000         1,903,125
            7.950%, due 04/01/17(b).......     1,500,000         1,762,500
           Jean Coutu Group Pjc, Inc.
             8.500%, due 08/01/14
             (144A)(a)(b).................     2,600,000         2,678,000
           Rite Aid Corp.
             8.125%, due 05/01/10.........     6,000,000         6,375,000
            6.875%, due 08/15/13(b).......     2,000,000         1,810,000
                                                           ---------------
                                                                16,823,625
                                                           ---------------
           RETAIL - SPECIALTY - 0.7%
           Foot Locker, Inc.
             8.500%, due 01/15/22.........     1,110,000         1,226,550
           Saks, Inc.
             9.875%, due 10/01/11.........     3,500,000         4,165,000
            7.375%, due 02/15/19..........     4,500,000         4,477,500
                                                           ---------------
                                                                 9,869,050
                                                           ---------------
           SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.7%
           Amkor Technology, Inc.
             7.125%, due 03/15/11(b)......     3,000,000         2,835,000
           Freescale Semiconductor
             4.820%, due 07/15/09 @            2,750,000         2,877,188
            7.125%, due 07/15/14(b).......     2,750,000         2,997,500
                                                           ---------------
                                                                 8,709,688
                                                           ---------------
           SOFTWARE - 0.3%
           Sensus Metering Systems Inc.
             8.625%, due 12/15/13.........     4,000,000         4,120,000
                                                           ---------------
           TELECOMMUNICATION SERVICES - DIVERSIFIED - 2.4%
           Cincinnati Bell, Inc.
             8.375%, due 01/15/14(b)......     5,000,000         5,087,500
           Eircom Funding
             8.250%, due 08/15/13.........     1,750,000         1,942,500
           Level 3 Financing, Inc.
             10.750%, due 10/15/11
             (144A)(a)(b).................     3,650,000         3,321,500

       ------------------------------------------------------------------
       SECURITY                                 PAR           VALUE
       DESCRIPTION                             AMOUNT        (NOTE 2)
       ------------------------------------------------------------------

       TELECOMMUNICATION SERVICES - DIVERSIFIED - CONTINUED
       MCI, Inc.
         6.908%, due 05/01/07.............. $         514 $           527
        7.688%, due 05/01/09...............     2,078,514       2,156,458
        8.735%, due 05/01/14...............     1,781,583       1,919,655
       Qwest Capital Funding, Inc.
         7.900%, due 08/15/10(b)...........    10,000,000      10,150,000
       Qwest Communications International,
         Inc. 5.790%, due 02/15/09 @
         (144A)(a).........................     1,600,000       1,628,000
        7.250%, due 02/15/11 (144A)(a).....     1,250,000       1,287,500
       Qwest Services Corp.
         13.500%, due 12/15/10 (144A)(a)...     3,000,000       3,622,500
       TeleCorp PCS, Inc.
         10.625%, due 07/15/10.............     1,000,000       1,090,054
                                                          ---------------
                                                               32,206,194
                                                          ---------------
       TELECOMMUNICATION SERVICES - WIRELESS - 2.5%
       Airgate PCS, Inc.
         5.850%, due 10/15/11 @
         (144A)(a).........................     4,150,000       4,284,875
       Alamosa Delaware, Inc.
         11.000%, due 07/31/10.............     1,500,000       1,773,750
       Centennial Communications Corp.
         10.125%, due 06/15/13.............     7,250,000       8,174,375
       Dobson Communications Corp.
         8.875%, due 10/01/13(b)...........     2,750,000       1,945,625
       Nextel Communications, Inc.
         6.875%, due 10/31/13..............     1,000,000       1,090,000
        7.375%, due 08/01/15...............     1,500,000       1,657,500
       Nextel Partners, Inc.
         8.125%, due 07/01/11..............     5,400,000       6,021,000
       Rogers Wireless Communications, Inc.
         9.625%, due 05/01/11..............     1,000,000       1,177,500
        7.250%, due 12/15/12 (144A)(a).....     1,100,000       1,171,500
       Rural Cellular Corp.
         9.750%, due 01/15/10(b)...........     3,500,000       3,185,000
       Western Wireless Corp.
         9.250%, due 07/15/13..............     2,000,000       2,185,000
                                                          ---------------
                                                               32,666,125
                                                          ---------------
       TEXTILES, APPAREL & LUXURY GOODS - 0.4%
       Invista, Inc.
         9.250%, due 05/01/12 (144A)(a)....     5,000,000       5,600,000
                                                          ---------------
       TRANSPORTATION - 0.9%
       CHC Helicopter Corp.
         7.375%, due 05/01/14..............     4,000,000       4,240,000
       Offshore Logistics, Inc.
         6.125%, due 06/15/13..............     5,000,000       5,100,000
       Stena AB 7.000%, due 12/01/16
         (144A)(a).........................       425,000         422,875

                       See notes to financial statements

                                      89

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

      --------------------------------------------------------------------
      SECURITY                                   PAR           VALUE
      DESCRIPTION                               AMOUNT        (NOTE 2)
      --------------------------------------------------------------------

      TRANSPORTATION - CONTINUED
      Trinity Inds Inc.
        6.500%, due 03/15/14................ $   2,500,000 $     2,512,500
                                                           ---------------
                                                                12,275,375
                                                           ---------------
      U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES - 2.8%
      Federal Home Loan Mortgage Corp.
        5.500%, due 07/15/06(b).............    10,000,000      10,352,360
      Federal National Mortgage Assoc.
        7.000%, due 09/01/29................       119,190         126,491
       7.000%, due 03/01/32.................       342,543         363,228
       7.000%, due 05/01/32.................     1,385,562       1,469,231
       6.000%, due 12/01/32.................     1,418,314       1,468,975
       6.000%, due 05/01/33.................     9,791,225      10,140,959
       5.500%, due 10/01/33.................     3,991,132       4,056,562
       6.000%, due 08/01/34.................     9,663,466       9,999,762
                                                           ---------------
                                                                37,977,568
                                                           ---------------
      U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 0.7%
      U.S. Treasury Note
        5.000%, due 02/15/11(b).............     9,000,000       9,576,918
                                                           ---------------
      Total Domestic Bonds & Debt Securities
      (Cost $949,336,666)                                      999,503,853
                                                           ---------------

      CONVERTIBLE BONDS - 16.2%
      ADVERTISING - 0.6%
      Lamar Advertising Co.
        2.875%, due 12/31/10................     7,000,000       7,761,250
                                                           ---------------
      AEROSPACE & DEFENSE - 1.1%
      Alliant Techsystems Inc.
        2.750%, due 02/15/24................     5,000,000       5,318,750
      Armor Holdings, Inc. 2.000%/
        0.000%, due 11/01/24++..............     2,000,000       2,282,500
      Lockheed Martin Corp.
        2.040%, due 08/15/33@...............     6,500,000       6,756,880
                                                           ---------------
                                                                14,358,130
                                                           ---------------
      AUTOMOBILES - 0.2%
      Ford Motor Co.(b).....................        60,000       3,167,400
                                                           ---------------
      COMPUTER SOFTWARE & PROCESSING - 0.4%
      Mentor Graphics Corp.
        6.875%, due 06/15/07................     5,000,000       5,281,250
                                                           ---------------
      CONSTRUCTION MATERIALS - 0.7%
      Fluor Corp. New
        1.500%, due 02/15/24................     7,500,000       8,587,500
                                                           ---------------
      ELECTRICAL EQUIPMENT - 0.4%
      LSI Logic Corp.
        4.000%, due 05/15/10................     6,000,000       5,662,500
                                                           ---------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
      Corning, Inc.
        7.000%, due 03/15/07................     1,000,000       1,005,000

      --------------------------------------------------------------------
      SECURITY                                   PAR           VALUE
      DESCRIPTION                               AMOUNT        (NOTE 2)
      --------------------------------------------------------------------

      ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
      EDO Corp. 5.250%, due 04/15/07........ $   1,500,000 $     1,642,500
      Flir Systems, Inc.
        3.000%, due 06/01/23................     1,500,000       2,445,000
      RF Micro Devices, Inc.
        1.500%, due 07/01/10................     5,000,000       5,725,000
                                                           ---------------
                                                                10,817,500
                                                           ---------------
      FINANCIAL SERVICES - 0.3%
      Lehman Brothers Holdings, Inc.........       140,000       3,780,000
                                                           ---------------
      FOOD PRODUCTS - 0.6%
      Bunge, Ltd. 3.750%, due 11/15/22......     4,500,000       8,116,875
                                                           ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
      Advanced Med Optics, Inc.
        2.500%, due 07/15/24................     5,000,000       5,462,500
      Fisher Scientific International, Inc.
        2.500%, due 10/01/23................     8,000,000      11,940,000
      Invitrogen Corp.
        1.500%, due 02/15/24................     5,500,000       5,183,750
      Medtronic, Inc.
        1.250%, due 09/15/21................     4,000,000       4,065,000
                                                           ---------------
                                                                26,651,250
                                                           ---------------
      HEALTH CARE PROVIDERS & SERVICES - 0.7%
      Lifepoint Hospitals, Inc.
        4.500%, due 06/01/09................     5,000,000       5,018,750
      Universal Health Services, Inc.
        0.426%, due 06/23/20................     6,500,000       3,778,125
                                                           ---------------
                                                                 8,796,875
                                                           ---------------
      HOTELS, RESTAURANTS & LEISURE - 0.8%
      Fairmont Hotels & Resorts, Inc.
        3.750%, due 12/01/23................     7,000,000       7,927,500
      Hilton Hotels Corp.
        3.375%, due 04/15/23(b).............     2,500,000       3,003,125
                                                           ---------------
                                                                10,930,625
                                                           ---------------
      LEISURE EQUIPMENT & PRODUCTS - 0.4%
      International Game Technology
        0.939%, due 01/29/33+...............     7,500,000       5,765,625
                                                           ---------------
      MACHINERY - 0.4%
      AGCO Corp.
        1.750%, due 12/31/33(b).............     4,500,000       5,287,500
                                                           ---------------
      MEDIA - 1.4%
      Disney Walt Co.
        2.125%, due 04/15/23................     7,500,000       8,381,250
      Liberty Media Corp.
        3.250%, due 03/15/31................     7,750,000       7,643,438
      Sinclair Broadcast Group, Inc. 4.875%/
        2.000%, due 07/15/18++..............     2,500,000       2,409,375
                                                           ---------------
                                                                18,434,063
                                                           ---------------

                       See notes to financial statements

                                      90

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

     ----------------------------------------------------------------------
     SECURITY                                     PAR           VALUE
     DESCRIPTION                                 AMOUNT        (NOTE 2)
     ----------------------------------------------------------------------

     METALS & MINING - 0.7%
     Placer Dome, Inc.
       2.750%, due 10/15/23 (Yankee)......... $   7,000,000 $     8,618,750
                                                            ---------------
     OIL & GAS - 0.6%
     Airgas, Inc. 6.250%, due 07/15/14.......     4,000,000       4,100,000
     Quicksilver Resources, Inc.
       1.875%, due 11/01/24 (144A)(a)........     3,000,000       3,213,750
                                                            ---------------
                                                                  7,313,750
                                                            ---------------
     PHARMACEUTICALS - 2.3%
     Allergan, Inc.
       0.099%, due 11/06/22+.................     3,000,000       2,947,500
     Amylin Pharmaceuticals Inc.
       2.500%, due 04/15/11..................     2,325,000       2,406,375
     Schering Plough Corp....................        75,000       4,207,500
     SFBC International Inc.
       2.250%, due 08/15/24 (144A)(a)........     5,000,000       6,143,750
     Teva Pharmaceutical Finance B.V.
      0.375%, due 11/15/22...................     4,025,000       5,866,437
      0.500%, due 02/01/24...................     1,750,000       1,791,563
     Watson Pharmaceuticals, Inc.
       1.750%, due 03/15/23..................     7,500,000       7,762,500
                                                            ---------------
                                                                 31,125,625
                                                            ---------------
     RETAIL - MULTILINE - 0.4%
     Costco Wholesale Corp.
       (0.772)%, due 08/19/17+...............     5,000,000       5,512,500
                                                            ---------------
     SOFTWARE - 1.2%
     DST Systems, Inc., - Series A
       4.125%, due 08/15/23..................     7,000,000       9,152,500
     EMC Corp. 4.500%, due 04/01/07..........     6,500,000       7,345,000
                                                            ---------------
                                                                 16,497,500
                                                            ---------------
     TELECOMMUNICATION SERVICES - WIRELESS - 0.2%
     Nextel Communications, Inc.
       5.250%, due 01/15/10..................     2,500,000       2,571,875
                                                            ---------------
     Total Convertible Bonds
     (Cost $201,146,202)                                        215,038,343
                                                            ---------------

     COMMON STOCKS - 0.4%
     AEROSPACE & DEFENSE - 0.1%
     Raytheon Co.............................        39,150       1,520,195
                                                            ---------------
     COMMUNICATIONS EQUIPMENT - 0.0%
     Call-Net Enterprises, Inc. - Class B*(b)        16,571          38,113
                                                            ---------------
     INTERNET SOFTWARE & SERVICES - 0.0%
     McDATA Corp. - Class A*(b)..............           440           2,622
                                                            ---------------
     PAPER & FOREST PRODUCTS - 0.0%
     PT Indah Kiat Pulp & Paper Corp.*.......     1,867,500         206,219
                                                            ---------------
     SOFTWARE - 0.0%
     EMC Corp.*..............................        12,000         178,440
                                                            ---------------

      --------------------------------------------------------------------
      SECURITY                                   PAR           VALUE
      DESCRIPTION                               AMOUNT        (NOTE 2)
      --------------------------------------------------------------------

      TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.3%
      Avaya, Inc.*(b)....................... $     215,301 $     3,703,177
                                                           ---------------
      Total Common Stocks (Cost $5,446,964)                      5,648,766
                                                           ---------------

      PREFERRED STOCK - 3.1%
      BEVERAGES, FOOD & TOBACCO - 0.2%
      Constellation Brands, Inc.(b).........        75,000       2,821,500
                                                           ---------------
      ELECTRICAL EQUIPMENT - 0.5%
      FPL Group, Inc. 8.00%(b)..............       100,000       6,024,000
                                                           ---------------
      FOOD & DRUG RETAILING - 0.3%
      Albertsons, Inc. 7.250%...............       150,000       3,810,000
                                                           ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
      Omnicare, Inc. 4.00%(b)...............        70,000       3,861,200
                                                           ---------------
      INSURANCE - 0.1%
      XL Capital, Ltd.(b)...................        45,000       1,145,250
                                                           ---------------
      MEDIA - 0.6%
      Interpublic Group of Companies, Inc. -
        Series A, 5.625%(b).................       120,000       5,880,000
      Sinclair Broadcast Group, Inc. -
        Series D, 6.00%(b)..................        55,700       2,422,393
                                                           ---------------
                                                                 8,302,393
                                                           ---------------
      OIL & GAS - 0.7%
      Chesapeake Energy Corp.(b)............         5,000       5,753,400
      Williams Cos, Inc. 5.5%...............        50,000       4,200,000
                                                           ---------------
                                                                 9,953,400
                                                           ---------------
      PAPER & FOREST PRODUCTS - 0.3%
      Temple-Inland, Inc. 7.50%.............        60,000       3,378,000
                                                           ---------------
      U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES - 0.1%
      Federal National Mortgage Assoc.
        5.375%, due 12/31/49................            15       1,586,250
                                                           ---------------
      Total Preferred Stock (Cost $38,714,203)                  40,881,993
                                                           ---------------

      WARRANTS - 0.0%
      PAPER & FOREST PRODUCTS - 0.0%
      Asia Pulp & Paper, Ltd. (expiring
        03/15/05)* (144A)(a)(d)
        (Cost $0)...........................           250               0
                                                           ---------------

                       See notes to financial statements

                                      91

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

         --------------------------------------------------------------
         SECURITY                           SHARES/PAR      VALUE
         DESCRIPTION                          AMOUNT       (NOTE 2)
         --------------------------------------------------------------

         SHORT-TERM INVESTMENTS - 19.9%
         State Street Bank & Trust Co.,
           Repurchase Agreement, dated
           12/31/04 at 1.250% to be
           repurchased at $1,992,208 on
           01/03/05 collateralized by
           $2,035,000 FFCB 2.50% due
           11/15/05 with a value of
           $2,034,188..................... $  1,992,000 $    1,992,000
         State Street Bank & Trust Co.,
           Repurchase Agreement, dated
           12/31/04 at 1.250% to be
           repurchased at $48,005,000 on
           01/03/05 collateralized by
           $48,660,000 FNMA 3.150% due
           10/23/09 with a value of
           $48,964,125....................   48,000,000     48,000,000
         State Street Navigator Securities
           Lending Prime Portfolio(e).....  215,548,563    215,548,563
                                                        --------------
         Total Short-Term Investments
         (Cost $265,540,563)                               265,540,563
                                                        --------------

         TOTAL INVESTMENTS - 114.7%
         (Cost $1,460,184,598)                           1,526,613,518

         Other Assets and Liabilities (net) - (14.7%)     (195,189,013)
                                                        --------------

         TOTAL NET ASSETS - 100.0%                      $1,331,424,505
                                                        ==============

PORTFOLIO FOOTNOTES:
* Non-income producing security.

+ Zero coupon bond- Interest rate represents current yield to maturity.

++ Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

@ Variable or floating rate security. The stated rate represents the rate at December 31, 2004.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b) All or a portion of security out on loan.

(c) Security is in default.

(d) Illiquid securities representing in the aggregate 0.00% of net assets.

(e) Represents investment of collateral received from securities lending transactions.

REIT - Real Estate Investment Trust

FNMA - Federal National Mortgage Association

FFCB - Federal Farm Credit Banks Funding Corp.

Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

The following table summarizes the credit composition of the portfolio holdings of the Lord Abbett Bond Debenture Portfolio at December 31, 2004, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                       PERCENT OF
               PORTFOLIO COMPOSITION BY CREDIT QUALITY PORTFOLIO
               --------------------------------------------------
                  AAA/Government/Government Agency         4.06%
                  AA                                       4.12%
                  A                                        1.86%
                  BBB                                     11.49%
                  BB                                      16.41%
                  B                                       45.33%
                  Below B                                  9.68%
                  Equities/Other                           7.05%
                                                         ------
                  Total:                                 100.00%
                                                         ======

                       See notes to financial statements

                                      92

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)



        ---------------------------------------------------------------
        SECURITY                                            VALUE
        DESCRIPTION                            SHARES      (NOTE 2)
        ---------------------------------------------------------------

        COMMON STOCKS - 95.1%
        AEROSPACE & DEFENSE - 0.6%
        Honeywell International, Inc.........   542,297 $    19,202,737
                                                        ---------------
        AIR FREIGHT & LOGISTICS - 1.0%
        United Parcel Service, Inc. - Class B   350,270      29,934,074
                                                        ---------------
        BANKS - 4.2%
        Bank of New York Co., Inc............ 1,339,767      44,775,013
        Marshall & Ilsley Corp.(a)...........   251,920      11,134,864
        U.S. Bancorp.........................   616,700      19,315,044
        Wachovia Corp........................   501,904      26,400,151
        Wells Fargo Co.......................   482,686      29,998,935
                                                        ---------------
                                                            131,624,007
                                                        ---------------
        BEVERAGES - 1.5%
        PepsiCo, Inc.........................   919,176      47,980,987
                                                        ---------------
        CHEMICALS - 4.6%
        Dow Chemical Co......................   108,300       5,361,933
        E.I. du Pont de Nemours & Co.(a)..... 1,306,132      64,065,775
        Monsanto Co..........................   357,915      19,882,178
        Potash Corp. of Saskatchewan, Inc.(a)   278,570      23,138,024
        Praxair, Inc.........................   712,250      31,445,838
                                                        ---------------
                                                            143,893,748
                                                        ---------------
        COMMERCIAL SERVICES & SUPPLIES - 2.4%
        Waste Management, Inc................   820,935      24,578,794
        Xerox Corp.*......................... 2,999,240      51,017,072
                                                        ---------------
                                                             75,595,866
                                                        ---------------
        COMMUNICATIONS EQUIPMENT - 1.3%
        Corning, Inc.*.......................   619,320       7,289,396
        SBC Communications, Inc.............. 1,266,513      32,638,040
                                                        ---------------
                                                             39,927,436
                                                        ---------------
        COMPUTERS & PERIPHERALS - 1.3%
        Apple Computer, Inc.*................   531,377      34,220,679
        International Business Machines Corp.    61,600       6,072,528
                                                        ---------------
                                                             40,293,207
                                                        ---------------
        ELECTRIC SERVICES - 0.6%
        Progress Energy, Inc.(a).............   444,647      20,115,830
                                                        ---------------
        ELECTRICAL EQUIPMENT - 3.3%
        Emerson Electric Co..................   358,000      25,095,800
        General Electric Co.................. 2,115,815      77,227,248
                                                        ---------------
                                                            102,323,048
                                                        ---------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
        PG&E Corp.*..........................   107,375       3,573,440
                                                        ---------------
        ELECTRONICS - 2.9%
        Motorola, Inc........................ 3,471,449      59,708,923
        Solectron Corp.*(a).................. 5,266,035      28,067,966
        Teradyne, Inc.*......................   286,110       4,883,898
                                                        ---------------
                                                             92,660,787
                                                        ---------------
        ENTERTAINMENT & LEISURE - 2.0%
        Walt Disney Co....................... 2,279,937      63,382,249
                                                        ---------------

       -----------------------------------------------------------------
       SECURITY                                              VALUE
       DESCRIPTION                              SHARES      (NOTE 2)
       -----------------------------------------------------------------

       FINANCIAL SERVICES - 9.8%
       Bank of America Corp...................   686,386 $    32,253,278
       Citigroup, Inc......................... 1,157,049      55,746,621
       Goldman Sachs Group, Inc...............   251,900      26,207,676
       J.P. Morgan Chase & Co................. 2,086,522      81,395,223
       MBNA Corp..............................   533,587      15,041,818
       Mellon Financial Corp.................. 1,406,230      43,747,815
       Merrill Lynch & Co., Inc...............   758,410      45,330,166
       Mitsubishi Tokyo Financial Group,
         Inc.(ADR)(a).........................   720,700       7,365,554
       Morgan Stanley.........................    36,800       2,043,136
                                                         ---------------
                                                             309,131,287
                                                         ---------------
       FOOD PRODUCTS - 3.9%
       Archer-Daniels-Midland Co..............   412,527       9,203,477
       Diageo Plc (ADR)(a)....................   191,700      11,095,596
       H.J. Heinz Co..........................   521,550      20,335,235
       Kellogg Co.............................   517,985      23,133,210
       Kraft Foods, Inc. - Class A(a)......... 1,674,184      59,617,692
                                                         ---------------
                                                             123,385,210
                                                         ---------------
       FOOD RETAILERS - 0.9%
       Kroger Co. (The)*...................... 1,644,395      28,842,688
                                                         ---------------
       HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
       Guidant Corp...........................    74,045       5,338,644
       Johnson & Johnson......................    30,849       1,956,444
                                                         ---------------
                                                               7,295,088
                                                         ---------------
       HEALTH CARE PROVIDERS & SERVICES - 2.5%
       Baxter International, Inc.............. 1,200,235      41,456,117
       Cardinal Health, Inc...................   615,830      35,810,514
                                                         ---------------
                                                              77,266,631
                                                         ---------------
       HOUSEHOLD DURABLES - 0.6%
       Newell Rubbermaid, Inc.(a).............   783,050      18,941,980
                                                         ---------------
       HOUSEHOLD PRODUCTS - 0.6%
       Clorox Co. (The).......................   329,611      19,423,976
                                                         ---------------
       INDUSTRIAL CONGLOMERATES - 2.4%
       Illinois Tool Works, Inc...............   269,500      24,977,260
       Tyco International, Ltd................ 1,412,576      50,485,466
                                                         ---------------
                                                              75,462,726
                                                         ---------------
       INSURANCE - 2.6%
       American International Group, Inc......   663,551      43,575,394
       CIGNA Corp.............................   356,385      29,070,324
       Hartford Financial Services Group, Inc.   127,325       8,824,896
                                                         ---------------
                                                              81,470,614
                                                         ---------------
       MACHINERY - 6.2%
       Caterpillar, Inc.......................   290,209      28,298,279
       Deere & Co............................. 1,203,656      89,552,006
       Eaton Corp.............................   616,630      44,619,347
       Parker-Hannifin Corp...................   440,613      33,372,029
                                                         ---------------
                                                             195,841,661
                                                         ---------------

                       See notes to financial statements

                                      93

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


          ------------------------------------------------------------
          SECURITY                                         VALUE
          DESCRIPTION                         SHARES      (NOTE 2)
          ------------------------------------------------------------

          MEDIA - 4.6%
          Clear Channel Communications, Inc.   929,271 $    31,121,286
          Comcast Corp. - Class A*.......... 1,715,147      56,325,427
          Tribune Co........................   732,075      30,849,640
          Viacom, Inc. - Class B............   719,835      26,194,796
                                                       ---------------
                                                           144,491,149
                                                       ---------------
          METALS & MINING - 2.5%
          Alcoa, Inc........................ 1,240,189      38,966,738
          Newmont Mining Corp...............   894,606      39,729,453
                                                       ---------------
                                                            78,696,191
                                                       ---------------
          OIL & GAS - 8.4%
          Baker Hughes, Inc.................   905,070      38,619,337
          Exxon Mobil Corp.................. 3,412,700     174,935,002
          GlobalSantaFe Corp................   287,385       9,515,317
          Schlumberger, Ltd.................   598,473      40,067,768
                                                       ---------------
                                                           263,137,424
                                                       ---------------
          PAPER & FOREST PRODUCTS - 2.3%
          International Paper Co............ 1,698,418      71,333,556
                                                       ---------------
          PERSONAL PRODUCTS - 1.7%
          Gillette Co.......................   521,760      23,364,413
          Kimberly-Clark Corp...............   465,359      30,625,276
                                                       ---------------
                                                            53,989,689
                                                       ---------------
          PHARMACEUTICALS - 7.7%
          Amgen, Inc.*......................    24,900       1,597,335
          Bristol-Myers Squibb Co...........   567,882      14,549,137
          GlaxoSmithKline Plc (ADR).........   223,400      10,586,926
          MedImmune, Inc.*..................   444,031      12,037,681
          Merck & Co., Inc..................   902,460      29,005,064
          Novartis AG (ADR)(a)..............   973,100      49,180,474
          Pfizer, Inc....................... 1,281,162      34,450,446
          Schering-Plough Corp.............. 1,814,575      37,888,326
          Wyeth............................. 1,259,210      53,629,754
                                                       ---------------
                                                           242,925,143
                                                       ---------------
          RETAIL - MULTILINE - 1.8%
          CVS Corp..........................   533,120      24,027,718
          Federated Department Stores, Inc..    41,800       2,415,622
          Target Corp.......................   381,235      19,797,534
          Wal-Mart Stores, Inc..............   221,000      11,673,220
                                                       ---------------
                                                            57,914,094
                                                       ---------------
          RETAIL - SPECIALTY - 0.9%
          Gap, Inc.......................... 1,342,899      28,362,027
                                                       ---------------
          ROAD & RAIL - 2.4%
          Canadian National Railway Co......   450,515      27,594,044
          CSX Corp..........................   392,330      15,724,586
          Union Pacific Corp................   498,864      33,548,604
                                                       ---------------
                                                            76,867,234
                                                       ---------------

       ------------------------------------------------------------------
       SECURITY                                                VALUE
       DESCRIPTION                                SHARES      (NOTE 2)
       ------------------------------------------------------------------

       SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.7%
       Advanced Micro Devices, Inc.*(a).........   375,200 $    8,261,904
       Novellus Systems, Inc.*(a)...............    15,800        440,662
       Texas Instruments, Inc...................   473,600     11,660,032
                                                           --------------
                                                               20,362,598
                                                           --------------

       SOFTWARE - 3.5%
       EMC Corp.*............................... 4,101,342     60,986,955
       Microsoft Corp........................... 1,532,900     40,943,759
       VERITAS Software Corp.*..................   305,752      8,729,220
                                                           --------------
                                                              110,659,934
                                                           --------------
       TELECOMMUNICATION SERVICES - DIVERSIFIED - 2.1%
       Sprint Corp..............................   352,200      8,752,170
       Verizon Communications, Inc.............. 1,450,664     58,766,399
                                                           --------------
                                                               67,518,569
                                                           --------------
       TEXTILES, APPAREL & LUXURY GOODS - 1.0%
       NIKE, Inc. - Class B.....................   355,860     32,272,943
                                                           --------------
       Total Common Stocks (Cost $2,467,370,581)            2,996,099,828
                                                           --------------

                       See notes to financial statements

                                      94

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


     ---------------------------------------------------------------------
     SECURITY                                   SHARES/PAR     VALUE
     DESCRIPTION                                  AMOUNT      (NOTE 2)
     ---------------------------------------------------------------------

     SHORT-TERM INVESTMENTS - 7.6%
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/04 at 1.25% to be
       repurchased at $48,005,000 on 01/03/05
       collateralized by $48,210,000 FHLB
       3.750% due 08/15/08 with a value of
       $48,963,281............................. 48,000,000 $   48,000,000
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/04 at 1.25% to be
       repurchased at $48,005,000 on 01/03/05
       collateralized by $48,840,000 FHLB
       2.250% due 09/13/05 with a value of
       $48,962,100............................. 48,000,000     48,000,000
     State Steet Bank & Trust Co., Repurchase
       Agreement, dated 12/31/04 at 1.25% to be
       repurchased at $19,957,079 on 01/03/05
       collateralized by $20,345,000 FFCB
       2.500% due 03/15/06 with a value of
       $20,358,061............................. 19,955,000     19,955,000
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/04 at 1.25% to be
       repurchased at $48,005,000 on 01/03/05
       collateralized by $48,060,000 FHLB
       4.500% due 05/13/11 with a value of
       $48,961,125............................. 48,000,000     48,000,000
     State Street Navigator Securities Lending
       Prime Portfolio(b)...................... 75,009,531     75,009,531
                                                           --------------
     Total Short-Term Investments
     (Cost $238,964,531)                                      238,964,531
                                                           --------------

     TOTAL INVESTMENTS - 102.7%
     (Cost $2,706,335,112)                                  3,235,064,359

     Other Assets and Liabilities (net) - (2.7%)              (85,316,123)
                                                           --------------

     TOTAL NET ASSETS - 100.0%                             $3,149,748,236
                                                           ==============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

FFCB - Federal Farm Credit Bank

                       See notes to financial statements

                                      95

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

         --------------------------------------------------------------
         SECURITY                                            VALUE
         DESCRIPTION                               SHARES   (NOTE 2)
         --------------------------------------------------------------

         COMMON STOCKS - 96.6%
         AUTO COMPONENTS - 1.6%
         Advance Auto Parts, Inc.*................ 22,400 $     978,432
                                                          -------------
         BANKS - 1.1%
         North Fork Bancorporation, Inc........... 22,800       657,780
                                                          -------------
         BIOTECHNOLOGY - 2.2%
         Invitrogen Corp.*........................ 15,300     1,027,089
         MedImmune, Inc.*......................... 12,800       347,008
                                                          -------------
                                                              1,374,097
                                                          -------------
         BUILDING PRODUCTS - 2.0%
         Danaher Corp.............................  6,700       384,647
         MSC Industrial Direct Co., Inc. - Class A 24,600       885,108
                                                          -------------
                                                              1,269,755
                                                          -------------
         CHEMICALS - 2.9%
         Ecolab, Inc.............................. 13,700       481,281
         Monsanto Co.............................. 10,900       605,495
         Rohm & Haas Co........................... 17,100       756,333
                                                          -------------
                                                              1,843,109
                                                          -------------
         COMMERCIAL SERVICES & SUPPLIES - 7.2%
         Cerner Corp.*(a).........................  5,900       313,703
         Corinthian Colleges, Inc.*(a)............ 50,700       955,441
         Education Management Corp.*.............. 18,900       623,889
         Hewitt Associates, Inc. - Class A*....... 16,300       521,763
         Iron Mountain, Inc.*..................... 13,575       413,902
         Kelly Services, Inc. - Class A........... 10,800       325,944
         Robert Half International, Inc........... 25,000       735,750
         United Rentals, Inc.*(a)................. 31,000       585,900
                                                          -------------
                                                              4,476,292
                                                          -------------
         COMMUNICATIONS EQUIPMENT - 1.9%
         Avaya, Inc.*............................. 68,500     1,178,200
                                                          -------------
         COMMUNICATIONS SERVICES - 2.1%
         Alliance Data Systems Corp.*............. 15,500       735,940
         EchoStar Communications Corp. - Class A.. 16,800       558,432
                                                          -------------
                                                              1,294,372
                                                          -------------
         COMPUTERS & PERIPHERALS - 0.8%
         Lexmark International, Inc. - Class A*...  5,600       476,000
                                                          -------------
         CONSTRUCTION & ENGINEERING - 2.1%
         Dycom Industries, Inc.*.................. 18,400       561,568
         Jacobs Engineering Group, Inc.*.......... 15,400       735,966
                                                          -------------
                                                              1,297,534
                                                          -------------
         ELECTRICAL EQUIPMENT - 3.0%
         Graftech International Ltd.*(a).......... 57,400       543,004
         Molex, Inc............................... 19,200       576,000
         Symbol Technologies, Inc................. 42,600       736,980
                                                          -------------
                                                              1,855,984
                                                          -------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.8%
         Broadcom Corp. - Class A*................ 10,800       348,624

        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                                 SHARES   (NOTE 2)
        ----------------------------------------------------------------

        ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
        Fisher Scientific International, Inc.*..... 14,800 $     923,224
        Microchip Technology, Inc.................. 17,300       461,218
                                                           -------------
                                                               1,733,066
                                                           -------------
        ELECTRONICS - 0.0%
        Integrated Circuit Systems, Inc.*..........    900        18,828
                                                           -------------
        FINANCIAL SERVICES - 9.3%
        Advance America Cash Advance Centers, Inc.*  3,300        75,570
        Affiliated Managers Group, Inc.*(a)........ 17,349     1,175,221
        Capitalsource, Inc.*(a).................... 20,900       536,503
        CIT Group, Inc............................. 27,500     1,260,050
        E*TRADE Financial Corp.*................... 42,900       641,355
        Investors Financial Services Corp.(a)...... 17,500       874,650
        Legg Mason, Inc............................  7,300       534,798
        Providian Financial Corp.*................. 43,500       716,445
                                                           -------------
                                                               5,814,592
                                                           -------------
        FOOD PRODUCTS - 1.0%
        Ralcorp Holdings, Inc...................... 14,900       624,757
                                                           -------------
        HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
        Bard (C.R.), Inc...........................  6,100       390,278
        Boston Scientific Corp.*................... 12,900       458,595
        INAMED Corp.*..............................  4,100       259,325
        Integra LifeSciences Holdings*(a)..........  1,500        55,395
                                                           -------------
                                                               1,163,593
                                                           -------------
        HEALTH CARE PROVIDERS & SERVICES - 6.5%
        Caremark Rx, Inc.*......................... 23,700       934,491
        Community Health Systems, Inc.*............ 29,800       830,824
        DaVita, Inc.*.............................. 16,200       640,386
        Lincare Holdings, Inc.*.................... 13,900       592,835
        Omnicare, Inc.............................. 13,100       453,522
        PacifiCare Health Systems, Inc.*........... 11,000       621,720
                                                           -------------
                                                               4,073,778
                                                           -------------
        HOTELS, RESTAURANTS & LEISURE - 3.7%
        Hilton Hotels Corp......................... 21,900       498,006
        Panera Bread Co. - Class A*(a)............. 14,800       596,736
        Penn National Gaming, Inc.*(a).............  6,800       411,740
        Royal Caribbean Cruises, Ltd.(a)........... 15,200       827,488
                                                           -------------
                                                               2,333,970
                                                           -------------
        HOUSEHOLD PRODUCTS - 2.0%
        Clorox Co. (The)........................... 12,600       742,518
        Nu Skin Enterprises, Inc. - Class A(a)..... 21,100       535,518
                                                           -------------
                                                               1,278,036
                                                           -------------
        INDUSTRIAL CONGLOMERATES - 1.1%
        ITT Industries, Inc........................  8,500       717,825
                                                           -------------
        INTERNET SOFTWARE & SERVICES - 2.1%
        Ask Jeeves, Inc.*(a)....................... 11,200       299,600
        CNET Networks, Inc.*....................... 19,900       223,477
        IAC / Interactive corp.*(a)................ 18,803       519,339

                       See notes to financial statements

                                      96

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

         --------------------------------------------------------------
         SECURITY                                             VALUE
         DESCRIPTION                                SHARES   (NOTE 2)
         --------------------------------------------------------------

         INTERNET SOFTWARE & SERVICES - CONTINUED
         ValueClick, Inc.*......................... 20,300 $    270,599
                                                           ------------
                                                              1,313,015
                                                           ------------
         IT CONSULTING & SERVICES - 3.2%
         CACI International, Inc. - Class A*(a).... 16,300    1,110,519
         Computer Sciences Corp.*.................. 15,800      890,646
                                                           ------------
                                                              2,001,165
                                                           ------------
         MACHINERY - 3.7%
         Ingersoll-Rand Co. - Class A.............. 15,300    1,228,590
         Nordson Corp.............................. 12,600      504,882
         Timken Co. (The).......................... 21,200      551,624
                                                           ------------
                                                              2,285,096
                                                           ------------
         MEDIA - 2.4%
         Cablevision Systems Corp. - NY Group -
           Class A*................................ 21,300      530,370
         Univision Communications, Inc. - Class A*.  8,800      257,576
         Westwood One, Inc.*....................... 25,900      697,487
                                                           ------------
                                                              1,485,433
                                                           ------------
         OIL & GAS - 4.8%
         Halliburton Co............................ 23,200      910,368
         Noble Corp.*..............................  9,700      482,478
         Weatherford International, Ltd.*.......... 20,800    1,067,040
         XTO Energy, Inc........................... 15,965      564,842
                                                           ------------
                                                              3,024,728
                                                           ------------
         PHARMACEUTICALS - 8.3%
         Barr Pharmaceuticals, Inc.*............... 10,500      478,170
         Cephalon, Inc.*(a)........................ 10,600      539,328
         Covance, Inc.*............................  9,000      348,750
         Endo Pharmaceuticals Holdings, Inc.*...... 35,000      735,700
         Eyetech Pharmaceuticals, Inc.*............  4,300      195,650
         Genzyme Corp.*............................ 13,800      801,366
         IVAX Corp.*............................... 42,050      665,231
         Medicines Co.*(a).........................  7,200      207,360
         QLT, Inc.*(a)............................. 42,500      683,400
         Teva Pharmaceutical Industries, Ltd. (ADR) 18,700      558,382
                                                           ------------
                                                              5,213,337
                                                           ------------
         RETAIL - MULTILINE - 0.8%
         Dollar Tree Stores, Inc.*................. 17,300      496,164
                                                           ------------
         RETAIL - SPECIALTY - 3.8%
         American Eagle Outfitters, Inc............ 13,700      645,270
         Dollar General Corp.(a)................... 30,500      633,485
         Linens 'n Things, Inc.*...................  5,900      146,320
         PETCO Animal Supplies, Inc.*.............. 23,700      935,676
                                                           ------------
                                                              2,360,751
                                                           ------------
         ROAD & RAIL - 0.5%
         Heartland Express, Inc.................... 14,300      321,321
                                                           ------------
         SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.4%
         ASE Test, Ltd.*(a)........................ 25,400      171,704

      -------------------------------------------------------------------
      SECURITY                                  SHARES/PAR     VALUE
      DESCRIPTION                                 AMOUNT      (NOTE 2)
      -------------------------------------------------------------------

      SEMICONDUCTOR EQUIPMENT & PRODUCTS - CONTINUED
      Linear Technology Corp...................       9,100 $    352,716
      Silicon Laboratories, Inc.*(a)...........       9,600      338,976
                                                            ------------
                                                                 863,396
                                                            ------------
      SOFTWARE - 7.1%
      Amdocs, Ltd.*............................      31,300      821,625
      DST Systems, Inc.*.......................      15,700      818,284
      Hyperion Solutions Corp.*................      11,100      517,482
      Informatica Corp.*(a)....................      57,000      462,840
      Ingram Micro, Inc. - Class A*............      41,600      865,280
      Take-Two Interactive Software, Inc.*(a)..      28,300      984,557
                                                            ------------
                                                               4,470,068
                                                            ------------
      TELECOMMUNICATION SERVICES - WIRELESS - 2.0%
      Nextel Partners, Inc. - Class A*(a)......      64,300    1,256,422
                                                            ------------
      TRANSPORTATION - 0.5%
      UTI Worldwide, Inc.(a)...................       4,600      312,892
                                                            ------------
      TRUCKING & FREIGHT FORWARDING - 0.8%
      Landstar System, Inc.*(a)................       6,700      493,388
                                                            ------------
      Total Common Stocks (Cost $50,802,698)                  60,357,176
                                                            ------------

      SHORT-TERM INVESTMENTS - 21.4%
      State Street Bank & Trust Co., Repurchase
        Agreement, dated 12/31/04 at 0.50% to
        be repurchased at $293,012 on
        01/03/05 collateralized by $305,000
        FHLMC 2.875% due 12/29/06 with a
        value of $302,384...................... $   293,000      293,000
      State Street Navigator Securities Lending
        Prime Portfolio(b).....................  13,086,787   13,086,787
                                                            ------------
      Total Short-Term Investments
      (Cost $13,379,787)                                      13,379,787
                                                            ------------

      TOTAL INVESTMENTS - 118.0%
      (Cost $64,182,485)                                      73,736,963

      Other Assets and Liabilities (net) - (18.0%)           (11,224,793)
                                                            ------------

      TOTAL NET ASSETS - 100.0%                             $ 62,512,170
                                                            ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

                                      97

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

          -----------------------------------------------------------
          SECURITY                                         VALUE
          DESCRIPTION                           SHARES    (NOTE 2)
          -----------------------------------------------------------

          COMMON STOCKS - 97.0%
          ADVERTISING - 3.4%
          Interpublic Group of Co., Inc. (The)* 324,400 $   4,346,960
          Monsanto Co.......................... 109,700     6,093,835
                                                        -------------
                                                           10,440,795
                                                        -------------
          AUTO COMPONENTS - 4.2%
          Dana Corp............................ 324,800     5,628,784
          Genuine Parts Co..................... 161,300     7,106,878
                                                        -------------
                                                           12,735,662
                                                        -------------
          CHEMICALS - 7.6%
          Crompton Corp.(a).................... 337,800     3,986,040
          Eastman Chemical Co.................. 144,500     8,341,985
          Mosaic Co. (The)*(a)................. 333,300     5,439,456
          Potash Corp. of Saskatchewan, Inc....  65,000     5,398,900
                                                        -------------
                                                           23,166,381
                                                        -------------
          COMMERCIAL SERVICES & SUPPLIES - 2.0%
          R. R. Donnelley & Sons Co............ 176,024     6,211,887
                                                        -------------
          COMMUNICATIONS EQUIPMENT - 1.2%
          Avaya, Inc.*......................... 202,900     3,489,880
                                                        -------------
          CONTAINERS & PACKAGING - 4.1%
          Ball Corp............................ 134,600     5,919,708
          Pactiv Corp.*........................ 256,800     6,494,472
                                                        -------------
                                                           12,414,180
                                                        -------------
          ELECTRIC UTILITIES - 4.3%
          Ameren Corp.......................... 114,400     5,736,016
          CMS Energy Corp.*(a)................. 333,400     3,484,030
          Northeast Utilities.................. 205,800     3,879,330
                                                        -------------
                                                           13,099,376
                                                        -------------
          ELECTRICAL EQUIPMENT - 2.0%
          Grainger (W.W.), Inc.................  90,600     6,035,772
                                                        -------------
          FOOD & DRUG RETAILING - 1.4%
          Albertson's, Inc.(a).................  59,000     1,408,920
          Safeway, Inc.*.......................  91,600     1,808,184
          SUPERVALU INC........................  32,700     1,128,804
                                                        -------------
                                                            4,345,908
                                                        -------------
          FOOD PRODUCTS - 3.0%
          Archer-Daniels-Midland Co............ 274,640     6,127,218
          Dean Foods Co.*......................  92,500     3,047,875
                                                        -------------
                                                            9,175,093
                                                        -------------
          HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
          Bausch & Lomb, Inc...................  75,400     4,860,284
                                                        -------------
          HEALTH CARE PROVIDERS & SERVICES - 3.7%
          Aetna, Inc...........................  47,300     5,900,675
          Caremark Rx, Inc.*................... 134,400     5,299,392
                                                        -------------
                                                           11,200,067
                                                        -------------
          HOTELS, RESTAURANTS & LEISURE - 1.2%
          Brinker International, Inc.*.........  59,800     2,097,186

             -------------------------------------------------------
             SECURITY                                     VALUE
             DESCRIPTION                      SHARES     (NOTE 2)
             -------------------------------------------------------

             HOTELS, RESTAURANTS & LEISURE - CONTINUED
             Yum! Brands, Inc................  30,100  $   1,420,118
                                                       -------------
                                                           3,517,304
                                                       -------------
             HOUSEHOLD DURABLES - 4.4%
             Leggett & Platt, Inc.(a)........ 140,100      3,983,043
             Newell Rubbermaid, Inc.......... 130,600      3,159,214
             Snap-On, Inc.................... 140,400      4,824,144
             Tupperware Corp.(a).............  70,300      1,456,616
                                                       -------------
                                                          13,423,017
                                                       -------------
             INSURANCE - 11.3%
             ACE, Ltd........................  18,400        786,600
             Conseco, Inc.*(a)............... 189,900      3,788,505
             Everest Reinsurance Group, Ltd..  61,300      5,490,028
             Lincoln National Corp...........  31,800      1,484,424
             MBIA, Inc.......................  17,600      1,113,728
             PartnerRe, Ltd.(a)..............  79,500      4,924,230
             PMI Group, Inc. (The)........... 100,400      4,191,700
             SAFECO Corp.(a)................. 148,700      7,768,088
             XL Capital, Ltd. - Class A......  61,600      4,783,240
                                                       -------------
                                                          34,330,543
                                                       -------------
             IT CONSULTING & SERVICES - 1.1%
             Computer Sciences Corp.*........  57,700      3,252,549
                                                       -------------
             MACHINERY - 2.1%
             CNH Global N.V.................. 107,200      2,076,464
             Cummins, Inc....................  51,800      4,340,322
                                                       -------------
                                                           6,416,786
                                                       -------------
             MEDIA - 1.4%
             R.H. Donnelley Corp.*...........  53,900      3,182,795
             Westwood One, Inc.*.............  43,900      1,182,227
                                                       -------------
                                                           4,365,022
                                                       -------------
             METALS & MINING - 3.7%
             Hubbell, Inc. - Class B......... 119,100      6,228,930
             Timken Co....................... 192,000      4,995,840
                                                       -------------
                                                          11,224,770
                                                       -------------
             OIL & GAS - 10.5%
             EOG Resources, Inc..............  83,200      5,937,152
             GlobalSantaFe Corp.............. 161,900      5,360,509
             Halliburton Co.................. 177,500      6,965,100
             NiSource, Inc................... 208,000      4,738,240
             Pride International, Inc.*...... 253,000      5,196,620
             Puget Energy, Inc.(a)...........  56,300      1,390,610
             Southwest Gas Corp.(a)..........  86,400      2,194,560
                                                       -------------
                                                          31,782,791
                                                       -------------
             PAPER & FOREST PRODUCTS - 3.9%
             Georgia-Pacific Corp............ 171,215      6,417,138
             MeadWestvaco Corp............... 161,000      5,456,290
                                                       -------------
                                                          11,873,428
                                                       -------------

                       See notes to financial statements

                                      98

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

       -----------------------------------------------------------------
       SECURITY                                               VALUE
       DESCRIPTION                                 SHARES    (NOTE 2)
       -----------------------------------------------------------------

       PHARMACEUTICALS - 2.4%
       King Pharmaceuticals, Inc.*................ 350,300 $   4,343,720
       Mylan Laboratories, Inc.(a)................ 159,975     2,828,358
                                                           -------------
                                                               7,172,078
                                                           -------------
       REAL ESTATE - 3.1%
       Health Care Property Investors, Inc. (REIT)  32,300       894,387
       Healthcare Realty Trust, Inc. (REIT).......  85,955     3,498,369
       Host Marriott Corp. (REIT)................. 296,200     5,124,260
                                                           -------------
                                                               9,517,016
                                                           -------------
       RETAIL - MULTILINE - 4.2%
       Federated Department Stores, Inc...........  33,700     1,947,523
       Foot Locker, Inc........................... 223,500     6,018,855
       May Department Stores Co................... 103,000     3,028,200
       Payless ShoeSource, Inc.*(a)............... 143,400     1,763,820
                                                           -------------
                                                              12,758,398
                                                           -------------
       RETAIL - SPECIALTY - 2.5%
       American Greetings Corp. - Class A(a)...... 122,900     3,115,515
       OfficeMax, Inc.(a)......................... 145,300     4,559,514
                                                           -------------
                                                               7,675,029
                                                           -------------
       ROAD & RAIL - 0.3%
       USF Corp.(a)...............................  24,400       925,980
                                                           -------------
       SOFTWARE - 4.5%
       Cadence Design Systems, Inc.*.............. 323,000     4,460,630
       McAfee, Inc.*.............................. 185,100     5,354,943
       Sybase, Inc.*(a)........................... 192,400     3,838,380
                                                           -------------
                                                              13,653,953
                                                           -------------
       TELECOMMUNICATION SERVICES - DIVERSIFIED - 1.0%
       CenturyTelephone, Inc......................  88,700     3,146,189
                                                           -------------
       TEXTILES, APPAREL & LUXURY GOODS - 0.9%
       Tommy Hilfiger Corp.*...................... 253,800     2,862,864
                                                           -------------
       Total Common Stocks (Cost $223,427,891)               295,073,002
                                                           -------------

      --------------------------------------------------------------------
      SECURITY                                  SHARES/PAR      VALUE
      DESCRIPTION                                 AMOUNT       (NOTE 2)
      --------------------------------------------------------------------

      SHORT-TERM INVESTMENTS - 14.7%
      State Street Bank & Trust Co., Repurchase
        Agreement, dated 12/31/04 at 1.250% to
        be repurchased at $9,483,988 on
        01/03/05 collateralized by $9,660,000
        FNMA 1.550% due 07/07/05 with a value
        of $9,675,900.......................... $ 9,483,000 $   9,483,000
      State Street Navigator Securities Lending
        Prime Portfolio(b).....................  35,247,816    35,247,816
                                                            -------------
      Total Short-Term Investments
      (Cost $44,730,816)                                       44,730,816
                                                            -------------

      TOTAL INVESTMENTS - 111.7%
      (Cost $268,158,707)                                     339,803,818

      Other Assets and Liabilities (net) - (11.7%)            (35,620,820)
                                                            -------------

      TOTAL NET ASSETS - 100.0%                             $ 304,182,998
                                                            =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

REIT - Real Estate Investment Trust

FNMA - Federal National Mortgage Association

                       See notes to financial statements

                                      99

MET INVESTORS SERIES TRUST
METLIFE AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


     ---------------------------------------------------------------------
     SECURITY
     DESCRIPTION                                   SHARES       VALUE
     ---------------------------------------------------------------------

     INVESTMENT COMPANY SECURITIES - 100%
     OTHER - 100%
     Davis Venture Value Portfolio (Class A)*.... 1,930,037 $  54,484,935
     Goldman Sachs Mid-Cap Value Portfolio
       (Class A).................................   768,334     9,173,912
     Harris Oakmark Focused Value Portfolio
       (Class A)*................................    62,288    15,190,060
     Harris Oakmark International Portfolio
       (Class A)................................. 2,131,765    30,612,146
     Janus Aggressive Growth Portfolio
       (Class A)................................. 4,793,142    36,667,540
     Jennison Growth Portfolio (Class A)*........ 1,944,092    21,229,489
     Lord Abbett Growth and Income Portfolio
       (Class A)................................. 2,107,792    57,837,808
     Met/Aim Small Cap Growth Portfolio
       (Class A).................................   949,520    12,191,837
     MFS Research International Portfolio
       (Class A)................................. 1,835,755    21,515,053
     PIMCO PEA Innovation Portfolio
       (Class A)................................. 2,604,908    12,034,674
     Third Avenue Small Cap Value
       Portfolio (Class A)....................... 1,702,387    24,480,327
     Turner Mid-Cap Growth Portfolio
       (Class A).................................   818,801     9,195,133
                                                            -------------
     Total Investment Company Securities
     (Cost $298,203,602)                                      304,612,914
                                                            -------------

     TOTAL INVESTMENTS - 100.0%
     (Cost $298,203,602)                                      304,612,914

     Other Assets and Liabilities (net) - (0.00%)                 (78,784)
                                                            -------------

     TOTAL NET ASSETS (100%)                                $ 304,534,130
                                                            =============

* Part of Metropolitan Series Fund, Inc.

                       See notes to financial statements

                                      100

MET INVESTORS SERIES TRUST
METLIFE BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)



      --------------------------------------------------------------------
      SECURITY
      DESCRIPTION                                SHARES        VALUE
      --------------------------------------------------------------------

      INVESTMENT COMPANY SECURITIES - 100%
      OTHER - 100%
      Davis Venture Value Portfolio
        (Class A)*............................  6,079,706 $   171,630,097
      Goldman Sachs Mid-Cap Value Portfolio
        (Class A).............................  3,959,528      47,276,768
      Harris Oakmark Focused Value Portfolio
        (Class A)*............................    256,872      62,643,491
      Harris Oakmark International Portfolio
        (Class A).............................  6,591,784      94,658,012
      Janus Aggressive Growth Portfolio
        (Class A).............................  6,176,234      47,248,194
      Jennison Growth Portfolio (Class A)*....  4,295,229      46,903,903
      Lord Abbett Bond Debenture Portfolio
        (Class A)............................. 12,234,518     154,521,962
      Lord Abbett Growth and Income Portfolio
        (Class A).............................  7,433,094     203,964,091
      Met/Aim Mid-Cap Equity Portfolio
        (Class A).............................  2,213,061      31,270,556
      Met/Aim Small Cap Growth Portfolio
        (Class A).............................  2,445,972      31,406,275
      MFS Research International Portfolio
        (Class A).............................  6,755,176      79,170,660
      Neuberger Berman Real Estate Portfolio
        (Class A).............................  2,555,376      31,865,538
      Oppenheimer Capital Appreciation
        Portfolio (Class A)................... 16,796,671     140,420,171
      PIMCO Inflation Protected Bond Portfolio
        (Class A)............................. 14,477,635     154,042,040
      PIMCO Total Return Portfolio (Class A).. 12,148,940     138,497,916
      Third Avenue Small Cap Value Portfolio
        (Class A).............................  4,385,641      63,065,520
      T. Rowe Price Mid-Cap Growth Portfolio
        (Class A).............................  4,158,565      31,397,164
      Turner Mid-Cap Growth Portfolio
        (Class A).............................  2,812,921      31,589,100
                                                          ---------------
      Total Investment Company Securities
      (Cost $1,549,290,963)                                 1,561,571,458
                                                          ---------------

      TOTAL INVESTMENTS - 100.0%
      (Cost $1,549,290,963)                                 1,561,571,458

      Other Assets and Liabilities (net) - (0.00%)               (343,746)
                                                          ---------------

      TOTAL NET ASSETS (100%)                             $ 1,561,227,712
                                                          ===============

* Part of Metropolitan Series Fund, Inc.

                       See notes to financial statements

                                      101

MET INVESTORS SERIES TRUST
METLIFE DEFENSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


     ---------------------------------------------------------------------
     SECURITY
     DESCRIPTION                                   SHARES       VALUE
     ---------------------------------------------------------------------

     INVESTMENT COMPANY SECURITIES - 100%
     OTHER - 100%
     Davis Venture Value Portfolio (Class A)*....    92,533 $   2,612,194
     Goldman Sachs Mid-Cap Value Portfolio
       (Class A).................................   442,597     5,284,610
     Harris Oakmark International Portfolio
       (Class A).................................   183,786     2,639,167
     Jennison Growth Portfolio (Class A)*........   239,932     2,620,063
     Lord Abbett Bond Debenture Portfolio
       (Class A)................................. 1,431,932    18,085,305
     Lord Abbett Growth and Income Portfolio
       (Class A).................................   478,983    13,143,298
     Met/Aim Mid-Cap Equity Portfolio (Class A)..   277,972     3,927,745
     MFS Research International Portfolio
       (Class A).................................   452,409     5,302,232
     Neuberger Berman Real Estate Portfolio
       (Class A).................................   107,212     1,336,932
     Oppenheimer Capital Appreciation Portfolio
       (Class A)................................. 1,093,645     9,142,873
     PIMCO Inflation Protected Bond Portfolio
       (Class A)................................. 2,784,388    29,625,886
     PIMCO Total Return Portfolio (Class A)...... 2,706,925    30,858,942
     Third Avenue Small Cap Value Portfolio
       (Class A).................................   183,753     2,642,361
     T. Rowe Price Mid-Cap Growth Portfolio
       (Class A).................................   348,474     2,630,977
                                                            -------------
     Total Investment Company Securities
     (Cost $130,320,894)                                      129,852,585
                                                            -------------

     TOTAL INVESTMENTS - 100.0%
     (Cost $130,320,894)                                      129,852,585

     Other Assets and Liabilities (net) - (0.00%)                 (44,476)
                                                            -------------

     TOTAL NET ASSETS (100%)                                $ 129,808,109
                                                            =============

* Part of Metropolitan Series Fund, Inc.

                       See notes to financial statements

                                      102

MET INVESTORS SERIES TRUST
METLIFE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


      --------------------------------------------------------------------
      SECURITY
      DESCRIPTION                                SHARES        VALUE
      --------------------------------------------------------------------

      INVESTMENT COMPANY SECURITIES - 100%
      OTHER - 100%
      Davis Venture Value Portfolio
        (Class A)*............................  8,270,553 $   233,477,719
      Goldman Sachs Mid-Cap Value Portfolio
        (Class A).............................  3,484,759      41,608,028
      Harris Oakmark Focused Value Portfolio
        (Class A).............................    226,116      55,142,825
      Harris Oakmark International Portfolio
        (Class A).............................  7,736,346     111,093,935
      Janus Aggressive Growth Portfolio
        (Class A)............................. 14,496,332     110,896,936
      Jennison Growth Portfolio (Class A)*....  6,302,032      68,818,189
      Lord Abbett Bond Debenture Portfolio
        (Class A).............................  4,307,804      54,407,560
      Lord Abbett Growth and Income Portfolio
        (Class A).............................  9,058,766     248,572,526
      Met/Aim Small Cap Growth Portfolio
        (Class A).............................  3,230,013      41,473,369
      MFS Research International Portfolio
        (Class A).............................  7,135,200      83,624,547
      Neuberger Berman Real Estate Portfolio
        (Class A).............................  2,250,299      28,061,229
      Oppenheimer Capital Appreciation
        Portfolio (Class A)...................  8,214,461      68,672,897
      PIMCO Inflation Protected Bond Portfolio
        (Class A).............................  6,372,403      67,802,373
      PIMCO PEA Innovation Portfolio
        (Class A).............................  5,909,707      27,302,846
      Third Avenue Small Cap Value Portfolio
        (Class A).............................  6,755,342      97,141,821
      T. Rowe Price Mid-Cap Growth Portfolio
        (Class A).............................  1,830,420      13,819,673
      Turner Mid-Cap Growth Portfolio
        (Class A).............................  2,476,704      27,813,386
                                                          ---------------
      Total Investment Company Securities
      (Cost $1,359,071,463)                                 1,379,729,859
                                                          ---------------

      TOTAL INVESTMENTS - 100.0%
      (Cost $1,359,071,463)                                 1,379,729,859

      Other Assets and Liabilities (net) - (0.00%)               (304,234)
                                                          ---------------

      TOTAL NET ASSETS (100%)                             $ 1,379,425,625
                                                          ===============

* Part of Metropolitan Series Fund, Inc.

                       See notes to financial statements

                                      103

MET INVESTORS SERIES TRUST
METLIFE MODERATE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


     ---------------------------------------------------------------------
     SECURITY
     DESCRIPTION                                   SHARES       VALUE
     ---------------------------------------------------------------------

     INVESTMENT COMPANY SECURITIES - 100%
     OTHER - 100%
     Davis Venture Value Portfolio (Class A)*.... 1,243,833 $  35,113,411
     Goldman Sachs Mid-Cap Value Portfolio
       (Class A)................................. 1,697,179    20,264,314
     Harris Oakmark International Portfolio
       (Class A)................................. 1,059,943    15,220,787
     Jennison Growth Portfolio (Class A)*........ 1,842,165    20,116,443
     Lord Abbett Bond Debenture Portfolio
       (Class A)................................. 4,718,203    59,590,909
     Lord Abbett Growth and Income Portfolio
       (Class A)................................. 2,022,075    55,485,739
     Met/Aim Mid-Cap Equity Portfolio (Class A).. 1,066,970    15,076,290
     MFS Research International Portfolio
       (Class A)................................. 2,172,672    25,463,717
     Neuberger Berman Real Estate Portfolio
       (Class A).................................   822,370    10,254,956
     Oppenheimer Capital Appreciation Portfolio
       (Class A)................................. 5,400,597    45,148,988
     PIMCO Inflation Protected Bond Portfolio
       (Class A)................................. 7,445,628    79,221,477
     PIMCO Total Return Portfolio (Class A)...... 7,375,153    84,076,740
     Third Avenue Small Cap Value Portfolio
       (Class A)................................. 1,057,721    15,210,031
     T. Rowe Price Mid-Cap Growth Portfolio
       (Class A)................................. 2,006,039    15,145,592
     Turner Mid-Cap Growth Portfolio (Class A)...   452,532     5,081,938
                                                            -------------
     Total Investment Company Securities
     (Cost $499,670,216)                                      500,471,332
                                                            -------------

     TOTAL INVESTMENTS - 100.0%
     (Cost $499,670,216)                                      500,471,332

     Other Assets and Liabilities (net) - (0.00%)                (121,414)
                                                            -------------

     TOTAL NET ASSETS (100%)                                $ 500,349,918
                                                            =============

* Part of Metropolitan Series Fund, Inc.

                       See notes to financial statements

                                      104

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                              SHARES      (NOTE 2)
        ----------------------------------------------------------------

        COMMON STOCKS - 95.6%
        AUSTRIA - 1.2%
        Erste Bank der Oesterreichischen
          Sparkassen AG.......................    164,270 $    8,733,203
                                                          --------------
        BERMUDA - 0.0%
        Star Cruises, Ltd.*...................  1,035,000        237,761
                                                          --------------
        BRAZIL - 2.8%
        Aracruz Celulose S.A. (ADR)(a)........    196,560      7,410,312
        Brasil Telecom Participacoes..........
        S.A.(ADR)(a)..........................    135,030      5,151,394
        Companhia Vale do Rio Doce(ADR)(a)....    263,590      7,646,746
                                                          --------------
                                                              20,208,452
                                                          --------------
        CANADA - 1.4%
        Aber Diamond Corp.....................     53,400      1,884,158
        CoolBrands International, Inc.*.......     89,100        675,415
        Encana Corp.(a).......................    125,920      7,158,946
        Toronto-Dominion Bank(a)..............          5            207
                                                          --------------
                                                               9,718,726
                                                          --------------
        CHINA - 1.2%
        Air China, Ltd.*......................  6,540,000      2,524,187
        China Petroleum & Chemical Corp....... 10,394,000      4,230,162
        ZTE Corp.*(a).........................    648,500      2,098,314
                                                          --------------
                                                               8,852,663
                                                          --------------
        FRANCE - 11.6%
        Axa(a)................................    495,300     12,230,789
        BNP Paribas S.A.(a)...................    152,060     10,971,467
        Compagnie Generale des Establissements
          Michelin(a).........................     91,140      5,818,189
        Credit Agricole S.A.(a)...............    305,650      9,175,931
        PSA Puegeot Citroen(a)................    115,030      7,266,002
        Sanofi-Synthelabo S.A.(a).............    122,123      9,733,020
        Suez S.A.(a)..........................    557,680     14,837,011
        Total Fina Elf S.A.(a)................     58,260     12,716,062
                                                          --------------
                                                              82,748,471
                                                          --------------
        GERMANY - 3.7%
        Bayerische Motoren Werke (BMW) AG(a)..    159,996      7,187,296
        Deutsche Telekom AG*(a)...............    560,900     12,655,536
        Hypo Real Estate Holding AG*..........    148,740      6,139,461
                                                          --------------
                                                              25,982,293
                                                          --------------
        HONG KONG - 1.1%
        China Mengniu Dairy Co., Ltd.*........  5,763,000      4,519,373
        Esprit Holdings, Ltd..................    492,000      2,972,259
                                                          --------------
                                                               7,491,632
                                                          --------------
        HUNGARY - 2.1%
        MOL Magyar Olaj-es Gazipari Rt.(GDR)..     71,660      5,159,520
        OTP Bank, Ltd. (GDR)..................    154,300      9,428,244
                                                          --------------
                                                              14,587,764
                                                          --------------

        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                              SHARES      (NOTE 2)
        ----------------------------------------------------------------

        INDIA - 0.2%
        HDFC Bank, Ltd.(ADR)(a)................    35,470 $    1,608,919
                                                          --------------
        IRELAND - 1.6%
        Anglo Irish Bank Corp..................   306,764      7,411,295
        Depfa Bank Plc*........................   255,880      4,276,967
                                                          --------------
                                                              11,688,262
                                                          --------------
        ITALY - 1.5%
        Italcementi S.p.A.(a)..................   102,110      1,637,525
        Italcementi S.p.A.(a)..................   167,880      1,917,270
        Riunione Adriatica di Sicurta S.p.A.(a)   320,920      7,239,136
                                                          --------------
                                                              10,793,931
                                                          --------------
        JAPAN - 22.0%
        Aiful Corp.............................    99,250     10,881,095
        Aisin Seiki Co., Ltd...................   138,800      3,516,650
        Asahi Glass Co.(a).....................   630,000      6,923,884
        Canon, Inc.(a).........................   191,000     10,317,783
        Chugai Pharmaceutical Co., Ltd.(a).....   397,400      6,563,457
        FUNAI ELECTRIC Co., Ltd.(a)............    45,700      5,671,802
        Kaneka Corp............................   137,000      1,542,980
        Lawson, Inc............................    98,200      3,620,370
        Leopalace21 Corp.(a)...................   480,600      8,429,984
        Mitsubishi Tokyo Finacial Group, Inc...       617      6,231,492
        Mitsui Mining & Smelting Co., Ltd...... 2,522,000     11,053,551
        Seiko Epson Corp.(a)...................   377,200     16,732,933
        Sekisui Chemical Co., Ltd.(a).......... 1,488,000     10,878,377
        Softbank Corp.(a)......................   266,600     12,992,298
        Takefuji Corp.(a)......................   174,900     11,792,761
        Tanabe Seiyaku Co., Ltd................   758,000      7,811,556
        Tokyo Gas Co., Ltd.(a)................. 2,708,000     11,081,969
        UFJ Holdings, Inc.*....................       987      5,949,843
        Yamanouchi Pharmaceutical Co., Ltd.....   109,700      4,273,716
                                                          --------------
                                                             156,266,501
                                                          --------------
        KOREA - 3.8%
        Hana Bank..............................   136,650      3,402,349
        Hanaro Telecom, Inc.*.................. 1,148,092      3,563,531
        Hyundai Mobis..........................   133,450      8,421,303
        Samsung Electronics Co., Ltd...........    25,920     11,311,570
                                                          --------------
                                                              26,698,753
                                                          --------------
        MEXICO - 3.7%
        America Movil S.A. de C.V. (ADR).......   157,920      8,267,112
        Grupo Elektra, S.A. de C.V.............   441,930      4,099,279
        Grupo Financiero Inbursa, S.A. de C.V.. 1,985,320      3,649,302
        Grupo Televisa, S.A.(ADR)..............   164,860      9,974,030
                                                          --------------
                                                              25,989,723
                                                          --------------
        NETHERLANDS - 1.7%
        Koninklijke (Royal) KPN N.V............ 1,278,480     12,114,853
                                                          --------------
        NORWAY - 0.9%
        Statoil ASA............................   425,670      6,725,641
                                                          --------------

                       See notes to financial statements

                                      105

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

       -----------------------------------------------------------------
       SECURITY                                               VALUE
       DESCRIPTION                               SHARES      (NOTE 2)
       -----------------------------------------------------------------

       SINGAPORE - 1.9%
       DBS Group Holdings, Ltd.................   600,000 $    5,908,347
       Singapore Telecommunications, Ltd.*(a).. 4,964,290      7,236,027
                                                          --------------
                                                              13,144,374
                                                          --------------
       SPAIN - 2.0%
       Altadis, S.A............................    99,820      4,557,100
       Banco Bilbao Vizcaya Argentaria, S.A.(a)   550,790      9,719,903
                                                          --------------
                                                              14,277,003
                                                          --------------
       SWEDEN - 3.3%
       Atlas Copco AB - A Shares(a)............   172,110      7,732,589
       Sandvik AB(a)...........................   296,620     11,910,586
       Swedish Match AB........................   323,600      3,734,076
                                                          --------------
                                                              23,377,251
                                                          --------------
       SWITZERLAND - 6.1%
       Nestle S.A..............................    40,433     10,561,840
       Roche Holding AG........................   122,460     14,037,881
       Syngenta AG*............................    57,350      6,067,772
       UBS AG..................................   149,368     12,472,032
                                                          --------------
                                                              43,139,525
                                                          --------------
       UNITED KINGDOM - 20.6%
       Anglo American Plc......................   302,270      7,130,459
       AstraZeneca Plc.........................   314,773     11,423,149
       Barclays Plc............................   806,170      9,042,395
       BP Plc (ADR)............................   270,120     15,775,008
       Burberry Group Plc......................   660,020      5,069,861
       AVIVA Plc...............................   925,813     11,130,791
       Diageo Plc..............................   817,690     11,633,574
       easyJet Plc*............................ 1,085,420      3,908,391
       Kingfisher Plc.......................... 1,507,202      8,939,750
       Reckitt Benckiser Plc...................   354,964     10,696,778
       Reed International Plc..................   723,470      6,655,490
       Royal Bank of Scotland Group Plc........   468,040     15,698,824
       TI Automotive, Ltd. - Class A*(b).......    45,100              0
       Vodafone Group Plc...................... 6,404,895     17,315,078
       Yell Group Plc.......................... 1,468,755     12,390,819
                                                          --------------
                                                             146,810,367
                                                          --------------
       UNITED STATES - 1.2%
       Manpower, Inc...........................    87,450      4,223,835
       News Corporation, Inc.-CDI Class B*(a)..    12,650        241,886
       Synthes, Inc.*..........................    35,560      3,970,453
                                                          --------------
                                                               8,436,174
                                                          --------------
       Total Common Stocks (Cost $585,182,440)               679,632,242
                                                          --------------

       PREFERRED STOCK - 1.7%
       JAPAN - 1.7%
       Nintendo Co., Ltd.(a)
       (Cost $11,095,246)                          94,400     11,859,947
                                                          --------------

     ---------------------------------------------------------------------
     SECURITY                                   SHARES/PAR      VALUE
     DESCRIPTION                                  AMOUNT       (NOTE 2)
     ---------------------------------------------------------------------

     SHORT-TERM INVESTMENTS - 26.7%
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/04 at 1.250%
       to be repurchased at $21,333,222 on
       01/03/05 collateralized by
       $21,685,000 FHLB 3.375% due
       07/21/08 with a value of
       $21,759,531............................ $ 21,331,000 $  21,331,000
     State Street Navigator Securities Lending
       Prime Portfolio(c).....................  168,928,139   168,928,139
                                                            -------------
     Total Short-Term Investments
     (Cost $190,259,139)                                      190,259,139
                                                            -------------

     TOTAL INVESTMENTS - 124.0%
     (Cost $786,536,825)                                      881,751,328

     Other Assets and Liabilities (net) - (24.0%)            (170,528,981)
                                                            -------------

     TOTAL NET ASSETS - 100.0%                              $ 711,222,347
                                                            =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Illiquid securities representing in the aggregate 0.00% of net assets.

(c) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

FHLB - Federal Home Loan Bank

                       See notes to financial statements

                                      106

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

Summary of Total Foreign Securities by Industry Classification 12/31/2004

                                                    VALUE     PERCENT OF
        INDUSTRY                                    (000)     NET ASSETS
        ----------------------------------------------------------------
        Airlines................................ $  6,432,578     0.9%
        Automotive..............................   26,391,251     3.7
        Banks...................................  123,680,720    17.4
        Beverages, Food & Tobacco...............   53,865,389     7.6
        Building Products.......................   18,211,268     2.6
        Chemicals...............................   18,489,129     2.6
        Commercial Services & Supplies..........   31,274,550     4.4
        Energy Equipment & Services.............   20,508,813     2.9
        Financials - Diversified................   35,666,154     5.0
        Health Care Equipment & Supplies........    3,970,453     0.6
        Hotels, Restaurants & Leisure...........      237,761     0.0
        Household Durables......................   11,311,570     1.6
        Household Products......................   10,696,778     1.5
        Insurance...............................   30,600,715     4.3
        Leisure Equipment & Products............   11,859,947     1.7
        Machinery...............................   11,910,586     1.7
        Media...................................   29,262,225     4.1
        Metals & Mining.........................    9,530,903     1.3
        Oil & Gas...............................   62,847,309     8.8
        Paper & Forest Products.................    7,410,312     1.0
        Pharmaceuticals.........................   53,842,779     7.6
        Real Estate.............................   14,569,445     2.0
        Retail - Multiline......................   16,659,399     2.3
        Retail - Specialty......................    8,042,120     1.1
        Telecommunication Services - Diversified   68,401,846     9.6
        Tires & Rubber..........................    5,818,189     0.9
                                                 ------------    ----
                                                 $691,492,189    97.2%
                                                 ============    ====

                       See notes to financial statements

                                      107

MET INVESTORS SERIES TRUST
MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)



         --------------------------------------------------------------
         SECURITY                                PAR         VALUE
         DESCRIPTION                            AMOUNT      (NOTE 2)
         --------------------------------------------------------------

         COMMERCIAL PAPER - 47.1%
         BANKS - 25.5%
         ANZ (Delaware), Inc.,
           2.015%, due 02/14/05.............. $ 6,000,000 $   5,985,223
         CBA Finance, Inc.
          1.970%, due 01/10/05...............   5,000,000     4,997,537
          2.340%, due 03/02/05...............   1,700,000     1,693,370
         Fortis Funding, 2.000%, due 01/21/05   6,000,000     5,993,333
         HBOS Treasury Services Plc,
           2.000%, due 02/01/05..............   3,000,000     2,994,833
          2.470%, due 04/12/05...............   2,000,000     1,986,141
         Skandinaviska Enskilda Banken,
           2.270%, due 02/17/05..............   4,500,000     4,486,664
         Spintab AB, 2.250%, due 03/10/05....   3,700,000     3,684,275
         UBS Finance, Inc.,
           2.030%, due 02/22/05..............   2,000,000     1,994,136
          2.390%, due 03/14/05...............   3,000,000     2,985,660
                                                          -------------
                                                             36,801,172
                                                          -------------
         FINANCIALS - DIVERSIFIED - 18.5%
         ABN AMRO North America, Inc.,
           1.945%, due 01/31/05..............   5,000,000     4,991,896
         Danske Corp.,
           2.220%, due 01/24/05..............     500,000       499,291
          2.390%, due 03/15/05...............   3,500,000     3,483,037
         ING U. S. Funding LLC,
           2.400%, due 03/14/05..............   4,000,000     3,980,800
         Nestle Capital Corp.,
           2.270%, due 03/21/05..............   4,500,000     4,477,584
         Nordea North America, Inc.,
           1.920%, due 01/25/05..............   3,400,000     3,395,648
         Shell Finance UK Plc,
           1.990%, due 01/28/05..............   6,000,000     5,991,045
                                                          -------------
                                                             26,819,301
                                                          -------------
         PHARMACEUTICALS - 3.1%
         Pfizer, Inc., 2.225%, due 02/08/05..   4,500,000     4,489,431
                                                          -------------
         Total Commercial Paper
         (Cost $68,109,904)                                  68,109,904
                                                          -------------

         CORPORATE NOTES - 2.9%
         BANKS - 2.9%
         Bank of America N.A.,
          2.000%, due 02/01/05...............     200,000       200,000
          2.300%, due 03/16/05...............   4,000,000     4,000,000
                                                          -------------
         Total Corporate Notes
         (Cost $4,200,000)                                    4,200,000
                                                          -------------

         U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 30.3%
         Federal Home Loan Bank,
          1.960%, due 01/21/05...............   2,000,000     1,997,800
          2.076%, due 02/02/05...............   4,300,000     4,291,515
          2.313%, due 03/04/05...............     200,000       199,208
          2.320%, due 03/09/05...............   3,400,000     3,385,319

     ----------------------------------------------------------------------
     SECURITY                                       PAR          VALUE
     DESCRIPTION                                   AMOUNT       (NOTE 2)
     ----------------------------------------------------------------------

     U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - CONTINUED
     Federal Home Loan Mortgage Corporation,
       1.950%, due 01/18/05..................... $ 2,300,000 $   2,297,882
      1.923%, due 01/24/05......................  10,664,000    10,650,715
     Federal National Mortgage Association,
      1.989%, due 01/26/05......................   3,000,000     2,995,771
      2.197%, due 02/16/05......................     300,000       299,141
      2.203%, due 02/23/05......................   7,400,000     7,375,161
      2.302%, due 03/09/05......................   5,000,000     4,978,225
     U. S. Treasury Bill,
       2.091%, due 04/07/05.....................   5,300,000     5,270,447
                                                             -------------
     Total U.S. Government & Agency Discount Notes
     (Cost $43,741,184)                                         43,741,184
                                                             -------------
     FOREIGN GOVERNMENT & AGENCY - 3.4%
     Bank Ireland Governor & Co.,
       1.960%, due 01/27/05
       (Cost $4,992,922)........................   5,000,000     4,992,922
                                                             -------------

     REPURCHASE AGREEMENTS - 16.4%
     Lehman Brothers, Inc., Repurchase
       Agreement, dated 12/31/04 at 1.65% to
       be repruchased at $23,403,218 on
       01/03/05 collateralized by $21,950,000
       U.S. Treasury Bond 2.375% due
       01/15/25 with a value of
       $24,025,417..............................  23,400,000    23,400,000
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/04 at 0.50% to
       be repurchased at $284,012 on
       01/03/05 collateralized by $290,000
       FHLMC 1.800% due 08/04/05 with a
       value of $290,481........................     284,000       284,000
                                                             -------------
     Total Repurchase Agreements
     (Cost $23,684,000)                                         23,684,000
                                                             -------------
     TOTAL INVESTMENTS - 100.1%
     (Cost $144,728,010)                                       144,728,010

     Other Assets and Liabilities (net) - (0.1%)                  (213,289)
                                                             -------------

     TOTAL NET ASSETS - 100.0%                               $ 144,514,721
                                                             =============

PORTFOLIO FOOTNOTES:

FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

                                      108

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

      -------------------------------------------------------------------
      SECURITY                                                 VALUE
      DESCRIPTION                                  SHARES     (NOTE 2)
      -------------------------------------------------------------------

      COMMON STOCKS - 96.1%
      APARTMENTS - 17.7%
      Apartment Investment & Management Co. -
        Class A (REIT)............................ 116,500 $    4,489,910
      Archstone-Smith Trust (REIT)................ 200,200      7,667,660
      Avalonbay Communities, Inc. (REIT)..........  75,640      5,695,692
      BRE Properties, Inc. (REIT).................  95,600      3,853,636
      Equity Residential (REIT)................... 280,300     10,141,254
      Essex Property Trust, Inc. (REIT)...........  93,500      7,835,300
      United Dominion Realty Trust, Inc. (REIT)... 291,600      7,231,680
                                                           --------------
                                                               46,915,132
                                                           --------------

      COMMUNITY CENTERS - 12.3%
      Developers Diversified Realty Corp. (REIT).. 183,700      8,150,769
      Federal Realty Investment Trust (REIT)...... 124,000      6,404,600
      Kimco Realty Corp. (REIT)................... 182,600     10,588,974
      Pan Pacific Retail Properties, Inc. (REIT).. 119,300      7,480,110
                                                           --------------
                                                               32,624,453
                                                           --------------
      DIVERSIFIED - 8.7%
      Equity Lifestyle Properties, Inc. (REIT).... 167,900      6,002,425
      Spirit Finance Corp. (REIT)*................ 235,700      2,981,605
      Vornado Realty Trust (REIT)................. 185,700     14,137,341
                                                           --------------
                                                               23,121,371
                                                           --------------
      HEALTH CARE - 2.3%
      Ventas, Inc. (REIT)......................... 216,400      5,931,524
                                                           --------------
      INDUSTRIALS - 7.0%
      CenterPoint Properties Trust (REIT)......... 210,600     10,085,634
      ProLogis (REIT)............................. 196,800      8,527,344
                                                           --------------
                                                               18,612,978
                                                           --------------
      LODGING - 7.5%
      Host Marriott Corp. (REIT).................. 634,300     10,973,390
      La Quinta Corp.*............................ 299,300      2,720,637
      Sunstone Hotel Investors, Inc. (REIT)....... 296,500      6,161,270
                                                           --------------
                                                               19,855,297
                                                           --------------
      OFFICE - 22.6%
      Alexandria Real Estate Equities, Inc. (REIT)  88,000      6,548,960
      Arden Realty, Inc (REIT).................... 206,600      7,792,952
      Boston Properties, Inc. (REIT).............. 131,200      8,484,704
      Brandywine Realty Trust (REIT).............. 168,100      4,940,459
      Brookfield Properties Corp.................. 234,100      8,755,340
      Kilroy Realty Corp. (REIT).................. 127,700      5,459,175
      Mack-Cali Realty Corp. (REIT)...............  58,800      2,706,564
      SL Green Realty Corp. (REIT)................ 168,000     10,172,400
      Trizec Properties, Inc. (REIT).............. 263,300      4,981,636
                                                           --------------
                                                               59,842,190
                                                           --------------

     ----------------------------------------------------------------------
     SECURITY                                    SHARES/PAR      VALUE
     DESCRIPTION                                   AMOUNT       (NOTE 2)
     ----------------------------------------------------------------------

     OFFICE INDUSTRIAL - 0.8%
     PS Business Parks, Inc. (REIT).............      48,500 $   2,187,350
                                                             -------------
     REGIONAL MALLS - 17.2%
     CBL & Associates Properties, Inc.
       (REIT)...................................     112,500     8,589,375
     General Growth Properties, Inc. (REIT).....     191,300     6,917,408
     Mills Corp. (The) (REIT)...................     149,600     9,538,496
     Simon Property Group, Inc. (REIT)..........     202,500    13,095,675
     Taubman Centers, Inc. (REIT)...............     251,900     7,544,405
                                                             -------------
                                                                45,685,359
                                                             -------------
     Total Common Stocks (Cost $210,711,195)                   254,775,654
                                                             -------------

     SHORT-TERM INVESTMENTS - 4.1%
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/04 at 1.25% to
       be repurchased at $10,910,136 on
       01/03/05 collateralized by $11,110,000
       FHLMC 1.800% due 08/04/05 with a
       value of $11,128,443 (Cost
       $10,909,000)............................. $10,909,000    10,909,000
                                                             -------------

     TOTAL INVESTMENTS - 100.2%
     (Cost $221,620,195)                                       265,684,654

     Other Assets and Liabilities (net) - (0.2%)                  (496,623)
                                                             -------------

     TOTAL NET ASSETS - 100.0%                               $ 265,188,031
                                                             =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

REIT - Real Estate Investment Trust

FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

                                      109

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

       ------------------------------------------------------------------
       SECURITY                                                VALUE
       DESCRIPTION                                  SHARES    (NOTE 2)
       ------------------------------------------------------------------

       COMMON STOCKS - 97.5%
       ADVERTISING - 0.4%
       Omnicom Group, Inc..........................  46,900 $   3,954,608
                                                            -------------
       AEROSPACE & DEFENSE - 2.9%
       Empresa Brasileira de Aeronautica
         S.A.(ADR)(a).............................. 149,900     5,012,656
       Honeywell International, Inc................ 100,900     3,572,869
       Lockheed Martin Corp........................ 129,600     7,199,280
       Northrop Grumman Corp.......................  52,300     2,843,028
       Rockwell Collins, Inc.......................  17,500       690,200
       United Technologies Corp....................  71,400     7,379,190
                                                            -------------
                                                               26,697,223
                                                            -------------
       AIR FREIGHT & LOGISTICS - 2.0%
       Expeditors International of Washington, Inc.  82,300     4,598,924
       FedEx Corp..................................  57,100     5,623,779
       United Parcel Service, Inc. - Class B.......  99,700     8,520,362
                                                            -------------
                                                               18,743,065
                                                            -------------
       BANKS - 1.0%
       Bank of America Corp........................ 100,200     4,708,398
       MBNA Corp................................... 172,300     4,857,137
                                                            -------------
                                                                9,565,535
                                                            -------------
       BEVERAGES - 2.9%
       Anheuser-Busch Co., Inc..................... 179,200     9,090,816
       Coca-Cola Co................................  67,400     2,805,862
       PepsiCo, Inc................................ 291,600    15,221,520
                                                            -------------
                                                               27,118,198
                                                            -------------
       BIOTECHNOLOGY - 0.8%
       Applera Corp. - Applied Biosystems Group....  78,600     1,643,526
       Digene Corp.*(a)............................  42,500     1,111,375
       Genentech, Inc.*............................  84,500     4,600,180
                                                            -------------
                                                                7,355,081
                                                            -------------

       CHEMICALS - 2.7%
       Air Products & Chemicals, Inc............... 119,300     6,915,821
       Dow Chemical Co.............................  40,900     2,024,959
       E.I. du Pont de Nemours & Co................ 133,100     6,528,555
       Praxair, Inc................................ 210,900     9,311,235
                                                            -------------
                                                               24,780,570
                                                            -------------
       COMMERCIAL SERVICES & SUPPLIES - 1.4%
       Kinder Morgan Management LLC................ 117,100     4,765,970
       Manpower, Inc...............................  44,300     2,139,690
       Waste Management, Inc....................... 216,700     6,487,998
                                                            -------------
                                                               13,393,658
                                                            -------------
       COMMUNICATIONS EQUIPMENT & SERVICES - 5.2%
       Cisco Systems, Inc.*........................ 951,600    18,365,880
       Lucent Technologies, Inc.*(a)............... 888,700     3,341,512
       Motorola, Inc............................... 297,700     5,120,440
       Nokia Oyj(ADR).............................. 441,500     6,918,305

        ---------------------------------------------------------------
        SECURITY                                             VALUE
        DESCRIPTION                               SHARES    (NOTE 2)
        ---------------------------------------------------------------

        COMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
        Tektronix, Inc........................... 164,500 $   4,969,545
        Telefonaktiebolaget LM Ericsson(ADR)*(a). 144,600     4,553,454
        Telefonos de Mexico S.A. de C.V. (ADR)(a) 135,900     5,207,688
                                                          -------------
                                                             48,476,824
                                                          -------------
        COMPUTERS & PERIPHERALS - 3.7%
        Dell, Inc.*.............................. 218,700     9,216,018
        International Business Machines Corp..... 221,700    21,855,186
        Sun Microsystems, Inc.*.................. 675,500     3,634,190
                                                          -------------
                                                             34,705,394
                                                          -------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
        Agilent Technologies, Inc.*.............. 231,800     5,586,380
        Broadcom Corp. - Class A*................ 148,000     4,777,440
        L-3 Communications Holdings, Inc.........  59,300     4,343,132
        PerkinElmer, Inc......................... 182,800     4,111,172
                                                          -------------
                                                             18,818,124
                                                          -------------
        FINANCIALS - DIVERSIFIED - 8.5%
        American Express Co...................... 203,900    11,493,843
        Bear Stearns Companies, Inc..............  51,900     5,309,889
        Citigroup, Inc........................... 455,300    21,936,354
        Goldman Sachs Group, Inc. (The)..........  54,500     5,670,180
        J.P. Morgan Chase & Co................... 291,100    11,355,811
        Morgan Stanley........................... 304,600    16,911,392
        Prudential Financial, Inc................ 113,300     6,226,968
                                                          -------------
                                                             78,904,437
                                                          -------------
        HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
        Johnson & Johnson........................ 292,200    18,531,324
        Medtronic, Inc........................... 365,700    18,164,319
        Millipore Corp.*......................... 168,300     8,383,023
        Stryker Corp............................. 134,500     6,489,625
        Varian Medical Systems, Inc.*............  41,200     1,781,488
        Waters Corp.*............................  38,700     1,810,773
                                                          -------------
                                                             55,160,552
                                                          -------------
        HEALTH CARE PROVIDERS & SERVICES - 0.3%
        Laboratory Corp. of America Hldgs.*......  36,200     1,803,484
        Quest Diagnostics, Inc...................   9,900       945,945
                                                          -------------
                                                              2,749,429
                                                          -------------
        HOTELS, RESTAURANTS & LEISURE - 1.9%
        Carnival Corp............................ 151,100     8,707,893
        Royal Caribbean Cruises, Ltd.(a)......... 165,300     8,998,932
                                                          -------------
                                                             17,706,825
                                                          -------------
        HOUSEHOLD PRODUCTS - 2.3%
        Estee Lauder Cos., Inc. - Class A........ 119,200     5,455,784
        Kimberly-Clark Corp......................  32,500     2,138,825
        Procter & Gamble Co...................... 248,600    13,692,888
                                                          -------------
                                                             21,287,497
                                                          -------------

                       See notes to financial statements

                                      110

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

        ----------------------------------------------------------------
        SECURITY                                               VALUE
        DESCRIPTION                                SHARES     (NOTE 2)
        ----------------------------------------------------------------

        INDUSTRIAL - DIVERSIFIED - 6.1%
        General Electric Co...................... 1,306,600 $ 47,690,900
        Rockwell Automation, Inc.................    22,100    1,095,055
        Tyco International, Ltd..................   218,700    7,816,338
                                                            ------------
                                                              56,602,293
                                                            ------------
        INSURANCE - 1.5%
        American International Group, Inc........   177,500   11,656,425
        XL Capital, Ltd. - Class A...............    27,500    2,135,375
                                                            ------------
                                                              13,791,800
                                                            ------------
        INTERNET SOFTWARE & SERVICES - 1.7%
        Novell, Inc.*............................   150,700    1,017,225
        VeriSign, Inc.*..........................    20,800      697,216
        Yahoo!, Inc.*............................   369,400   13,918,992
                                                            ------------
                                                              15,633,433
                                                            ------------
        IT CONSULTING & SERVICES - 0.7%
        Accenture, Ltd. - Class A*...............   107,400    2,899,800
        Ingram Micro, Inc. - Class A*............   175,800    3,656,640
                                                            ------------
                                                               6,556,440
                                                            ------------
        MACHINERY - 0.7%
        Ingersoll-Rand Co. - Class A.............    86,300    6,929,890
                                                            ------------
        MEDIA - 11.1%
        Clear Channel Communications, Inc........   205,400    6,878,846
        Comcast Corp. - Class A*.................   907,500   29,802,300
        News Corp. - Class B(a)..................   608,100   11,675,520
        Time Warner, Inc.*....................... 1,057,000   20,548,080
        Univision Communications, Inc. - Class A*   204,600    5,988,642
        Viacom, Inc. - Class B...................   556,200   20,240,118
        Walt Disney Co...........................   317,900    8,837,620
                                                            ------------
                                                             103,971,126
                                                            ------------
        METALS & MINING - 0.1%
        Alcan, Inc.(a)...........................    18,200      892,528
                                                            ------------
        OIL & GAS - 3.9%
        Amerada Hess Corp.(a)....................    38,000    3,130,440
        Burlington Resources, Inc................    64,100    2,788,350
        Devon Energy Corp........................    49,200    1,914,864
        Exxon Mobil Corp.........................   365,500   18,735,530
        Halliburton Co...........................    16,600      651,384
        Murphy Oil Corp..........................    32,400    2,606,580
        Schlumberger, Ltd........................   103,400    6,922,630
                                                            ------------
                                                              36,749,778
                                                            ------------
        PHARMACEUTICALS - 8.7%
        Abbott Laboratories......................    39,900    1,861,335
        Amgen, Inc.*.............................   198,100   12,708,115
        Eli Lilly & Co...........................   143,800    8,160,650
        Gilead Sciences, Inc.*...................   215,200    7,529,848
        MedImmune, Inc.*.........................    56,800    1,539,848

         --------------------------------------------------------------
         SECURITY                                             VALUE
         DESCRIPTION                              SHARES     (NOTE 2)
         --------------------------------------------------------------

         PHARMACEUTICALS - CONTINUED
         Merck & Co., Inc.......................   187,100 $  6,013,394
         Novartis AG............................   233,401   11,713,805
         Pfizer, Inc............................   662,400   17,811,936
         Pharmaceutical Product Development,
           Inc.*(a).............................    32,500    1,341,925
         Roche Holding AG.......................    21,411    2,454,394
         Teva Pharmaceutical Industries, Ltd.
           (ADR)(a).............................   332,000    9,913,520
                                                           ------------
                                                             81,048,770
                                                           ------------
         RETAIL - MULTILINE - 4.5%
         Costco Wholesale Corp..................   106,700    5,165,347
         Federated Department Stores, Inc.......    98,200    5,674,978
         J.C. Penney Co., Inc...................    56,600    2,343,240
         Target Corp............................   213,200   11,071,476
         Wal-Mart Stores, Inc...................   297,100   15,692,822
         Walgreen Co............................    60,200    2,309,874
                                                           ------------
                                                             42,257,737
                                                           ------------
         RETAIL - SPECIALTY - 3.1%
         Best Buy Co., Inc......................   107,500    6,387,650
         Gap, Inc...............................   383,600    8,101,632
         Home Depot, Inc. (The).................   182,800    7,812,872
         Lowe's Cos., Inc.......................    81,200    4,676,308
         Williams-Sonoma, Inc.*.................    53,000    1,857,120
                                                           ------------
                                                             28,835,582
                                                           ------------
         SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.2%
         Altera Corp.*..........................    69,100    1,430,370
         Analog Devices, Inc....................   116,000    4,282,720
         Intel Corp.............................   736,000   17,215,040
         Texas Instruments, Inc.................   280,000    6,893,600
                                                           ------------
                                                             29,821,730
                                                           ------------
         SOFTWARE - 7.5%
         Adobe Systems, Inc.....................   173,400   10,879,116
         Cadence Design Systems, Inc.*..........   237,500    3,279,875
         Citrix Systems, Inc.*..................   181,500    4,452,195
         EMC Corp.*.............................   116,300    1,729,381
         Mercury Interactive Corp.*.............   102,800    4,682,540
         Microsoft Corp......................... 1,290,300   34,463,913
         SAP AG (ADR)(a)........................   232,300   10,269,983
                                                           ------------
                                                             69,757,003
                                                           ------------
         TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.8%
         AT & T Corp.(a)........................    92,400    1,761,144
         Sprint Corp............................   211,700    5,260,745
                                                           ------------
                                                              7,021,889
                                                           ------------
         Total Common Stocks (Cost $842,878,729)            909,287,019
                                                           ------------

                       See notes to financial statements

                                      111

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

     ---------------------------------------------------------------------
     SECURITY                                    SHARES/PAR     VALUE
     DESCRIPTION                                   AMOUNT      (NOTE 2)
     ---------------------------------------------------------------------

     SHORT-TERM INVESTMENTS - 8.2%
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/04 at 1.250% to
       be repurchased at $26,912,803 on
       01/03/05 collateralized by $27,355,000
       FHLB 3.375% due 07/21/08 with a value
       of $27,449,019........................... $26,910,000 $ 26,910,000
     State Street Navigator Securities Lending
       Prime Portfolio(b).......................  49,353,516   49,353,516
                                                             ------------
     Total Short-Term Investments
     (Cost $76,263,516)                                        76,263,516
                                                             ------------
     TOTAL INVESTMENTS - 105.7%
     (Cost $919,142,245)                                      985,550,535

     Other Assets and Liabilities (net) - (5.7%)              (52,960,166)
                                                             ------------
     TOTAL NET ASSETS - 100.0%                               $932,590,369
                                                             ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

                       See notes to financial statements

                                      112

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

      -------------------------------------------------------------------
      SECURITY                                   PAR          VALUE
      DESCRIPTION                               AMOUNT       (NOTE 2)
      -------------------------------------------------------------------

      MUNICIPALS - 0.5%
      Badger Tob Asset Securitization Corp.
        6.375%, due 06/01/32................ $  1,000,000 $       961,800
      California County Tob Securitization
        Agency 5.625%, due 06/01/23.........      200,000         191,492
      Golden State Tob Securitization Corp.
        6.750%, due 06/01/39................    1,000,000       1,004,360
      Ohio State 5.000%, due 06/15/13.......    1,000,000       1,112,690
      Tobacco Settlement Financing Corp.
        6.000%, due 06/01/23................    1,000,000         974,950
      Tobacco Settlement Revenue
        Management 6.375%, due 05/15/28.....      200,000         195,354
                                                          ---------------
      Total Municipals (Cost $4,196,008)                        4,440,646
                                                          ---------------

      DOMESTIC BONDS & DEBT SECURITIES - 5.8%
      ASSET-BACKED SECURITIES - 2.5%
      Asset-Backed Securities Corp.
        2.903%, due 01/15/33 - Class A+.....    1,378,028       1,383,920
      Equity One ABS, Inc.
        2.718%, due 04/25/34+...............    2,240,093       2,236,925
      GSAMP Trust 2.708%, due
        03/25/34+...........................    1,100,021       1,100,728
      Master Asset Backed Securities Trust
        2.518%, due 02/25/34+...............      119,610         119,687
      Merrill Lynch Mortgage Investors, Inc.
        2.518%, due 12/25/34+...............      298,405         298,623
      Residential Asset Mortgage Products,
        Inc. 2.578%, due 09/25/13+..........    4,110,139       4,112,788
      Small Business Administration
        4.504%, due 02/10/14................    2,744,653       2,728,507
       4.880%, due 11/01/24.................    5,300,000       5,330,016
      Wells Fargo Home Equity Trust
        2.578%, due 06/25/19+...............      443,099         443,420
      Redwood Capital, Ltd. 2003-3
        5.860%, due 01/01/06
        (144A)(a)+..........................    1,200,000       1,207,032
      Redwood Capital, Ltd. 2003-4
        4.310%, due 01/01/06 (144A)(a)+.....    1,200,000       1,207,584
      Truman Capital Mortgage Loan Trust
        2.758%, due 01/25/34 - Class A1
        (144A)(b)+..........................      343,815         343,493
                                                          ---------------
                                                               20,512,723
                                                          ---------------
      COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
      Bank of America Mortgage Securities
        6.500%, due 09/25/33................      577,903         587,764
      Bear Stearns ARM Trust
        4.300%, due 01/25/34+...............    6,114,656       6,116,249
      Sequoia Mortgage Trust
        2.760%, due 10/19/26 - Class A+.....    1,715,900       1,715,838
                                                          ---------------
                                                                8,419,851
                                                          ---------------

      --------------------------------------------------------------------
      SECURITY                                    PAR          VALUE
      DESCRIPTION                                AMOUNT       (NOTE 2)
      --------------------------------------------------------------------

      FINANCIALS - DIVERSIFIED - 0.7%
      Ford Motor Credit Co.
        3.240%, due 11/16/06+................ $  2,400,000 $     2,398,354
      General Motors Acceptance Corp.
        3.185%, due 05/18/06+................    3,800,000       3,783,933
                                                           ---------------
                                                                 6,182,287
                                                           ---------------
      INSURANCE - 0.0%
      Residential Reinsurance, Ltd.
        7.350%, due 12/08/07
        (144A)(a)+...........................      500,000         487,653
                                                           ---------------
      MISCELLANEOUS - 0.3%
      Phoenix Quake Wind, Ltd.
        4.470%, due 07/03/08 (144A)(a)+......    1,500,000       1,552,290
      Vita Capital, Ltd. 3.356%, due 01/01/07
        (144A)(a)+...........................      800,000         802,472
                                                           ---------------
                                                                 2,354,762
                                                           ---------------
      OIL & GAS - 0.6%
      Halliburton Co.
        3.570%, due 10/17/05+................    1,200,000       1,210,012
       2.860%, due 01/26/07 (144A)(b)+.......    3,490,000       3,493,336
                                                           ---------------
                                                                 4,703,348
                                                           ---------------
      TELECOMMUNICATION SERVICES - WIRELESS - 0.7%
      Sprint Capital Corp.
        7.900%, due 03/15/05.................    2,500,000       2,527,177
      Verizon Wireless Capital, Ltd.
        2.415%, due 05/23/05 (144A)(b)+......    3,100,000       3,099,526
                                                           ---------------
                                                                 5,626,703
                                                           ---------------
      Total Domestic Bonds & Debt Securities
      (Cost $48,472,843)                                        48,287,327
                                                           ---------------

      FOREIGN BONDS & DEBT SECURITIES - 1.5%
      FOREIGN GOVERNMENT - 1.5%
      Federal Republic of Brazil
        8.000%, due 04/15/14.................    1,114,133       1,140,928
      Government of France
        3.000%, due 07/25/12.................    7,440,720      11,396,031
                                                           ---------------
      Total Foreign Bonds & Debt Securities
      (Cost $12,284,980)                                        12,536,959
                                                           ---------------
      U.S. GOVERNMENT & AGENCY OBLIGATIONS - 106.3%
      Federal National Mortgage Assoc.
        2.568%, due 08/25/34+................    3,958,057       3,955,108
      U.S. Treasury Inflation Index Bond
        3.875%, due 04/15/29.................   81,955,650     112,490,603
       3.375%, due 04/15/32..................    3,232,200       4,278,247
      U.S. Treasury Inflation Index Note
        3.375%, due 01/15/07.................   65,176,380      69,048,834
       3.625%, due 01/15/08..................   59,774,258      65,128,298
       3.875%, due 01/15/09..................   75,090,732      84,186,698
       4.250%, due 01/15/10..................   50,748,744      58,882,448

                       See notes to financial statements

                                      113

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

        ----------------------------------------------------------------
        SECURITY                             SHARES/PAR      VALUE
        DESCRIPTION                            AMOUNT       (NOTE 2)
        ----------------------------------------------------------------

        U.S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
         0.875%, due 04/15/10.............. $ 15,141,000 $    14,998,463
         3.500%, due 01/15/11..............   45,709,664      51,926,910
         3.375%, due 01/15/12..............    2,477,123       2,820,437
         3.000%, due 07/15/12..............  122,741,748     137,005,689
         1.875%, due 07/15/13..............   20,824,800      21,428,407
         2.000%, due 01/15/14..............  137,235,696     142,081,900
         2.000%, due 07/15/14..............   62,192,069      64,184,205
         2.375%, due 01/15/25..............   34,901,570      37,332,429
         3.625%, due 04/15/28..............   12,060,696      15,835,320
                                                         ---------------
        Total U.S. Government & Agency Obligations
        (Cost $873,326,240)                                  885,583,996
                                                         ---------------

        PREFERRED STOCK - 0.4%
        Federal National Mortgage Assoc.
          7.00%*+ (Cost $3,070,000)........       61,400       3,480,613
                                                         ---------------
        OPTIONS - 0.0%
        Eurodollar Put Expires 6/13/05.....      562,500               0
        Treasury Inflation Index Put Expire
          1/12/2005........................   54,000,000               0
        Treasury Inflation Index Put Expire
          2/28/2005........................  167,000,000               0
                                                         ---------------
        Total Options (Cost $49,828)                                   0
                                                         ---------------

        SHORT-TERM INVESTMENTS - 90.7%
        U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 63.3%
        Federal Home Loan Bank
          1.000%, due 01/03/05(c)..........   49,800,000      49,797,233
         1.050%, due 01/03/05(c)...........   22,600,000      22,598,682
         1.100%, due 01/03/05(c)...........   24,900,000      24,898,478
         1.200%, due 01/03/05(c)...........   24,900,000      24,898,340
         1.250%, due 01/03/05(c)...........   49,800,000      49,796,542
         2.090%, due 01/12/05(c)...........    3,800,000       3,797,556
         1.930%, due 01/14/05(c)...........    7,500,000       7,494,692
         1.957%, due 01/19/05(c)...........   20,800,000      20,779,512
         1.982%, due 01/21/05(c)...........   20,600,000      20,577,283
         2.295%, due 03/02/05(c)...........    7,900,000       7,869,782
        Federal Home Loan Mortgage Corp.
          1.919%, due 01/04/05(c)..........    7,100,000       7,098,852
         1.940%, due 01/04/05(c)...........    4,000,000       3,999,348
         1.926%, due 01/11/05(c)...........   14,900,000      14,891,846
         1.950%, due 01/18/05(c)...........    7,400,000       7,393,081
         2.060%, due 02/01/05(c)...........    7,300,000       7,287,051
         2.190%, due 02/15/05(c)...........    2,500,000       2,493,156
         2.255%, due 02/22/05(c)...........      900,000         897,069
         2.100%, due 03/01/05(c)...........      800,000         796,984
         2.110%, due 03/01/05(c)...........    2,300,000       2,292,047
         1.890%, due 03/07/05(c)...........      700,000         697,308
         2.183%, due 03/08/05(c)...........      700,000         697,029
         2.260%, due 03/14/05(c)...........      800,000         796,384
         2.380%, due 03/31/05(c)...........    5,900,000       5,865,285

         --------------------------------------------------------------
         SECURITY                              PAR          VALUE
         DESCRIPTION                          AMOUNT       (NOTE 2)
         --------------------------------------------------------------

         U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - CONTINUED
         Federal National Mortgage Assoc.
           1.150%, due 01/03/05(c)........ $156,200,000 $   156,189,061
          2.299%, due 03/02/05(c).........   21,800,000      21,716,277
          2.285%, due 03/09/05(c).........    5,900,000       5,874,196
          2.302%, due 03/09/05(c).........   11,400,000      11,350,353
          2.319%, due 03/09/05(c).........   14,100,000      14,038,594
          2.349%, due 03/16/05(c).........    1,200,000       1,194,031
          2.390%, due 03/16/05(c).........   14,300,000      14,229,683
          2.474%, due 03/30/05(c).........      500,000         496,993
          2.390%, due 04/15/05(c).........    8,000,000       7,944,765
          2.485%, due 05/25/05(c).........    6,100,000       6,039,366
         U.S. Treasury Bill
           0.010%, due 03/17/05(c)........      600,000         597,465
          2.150%, due 03/17/05(c).........       30,000          29,866
                                                        ---------------
                                                            527,414,190
                                                        ---------------
         COMMERICAL PAPER - 27.1%
         Bank of America N.A.
           1.995%, due 01/18/05...........      200,000         200,000
          2.000%, due 02/01/05............    1,200,000       1,200,000
          2.300%, due 03/16/05............      200,000         200,000
          2.440%, due 03/28/05............    1,400,000       1,400,000
         Bank off America N.A.
           2.260%, due 03/09/05...........   17,700,000      17,700,000
         Barclays Plc 1.985%, due 02/01/05      300,000         299,487
         CDC Commercial Paper, Inc.
           2.020%, due 02/07/05 (144A)(b).   20,200,000      20,158,063
          2.070%, due 02/23/05 (144A)(b)..    1,400,000       1,395,733
         Citibank NA
           2.275%, due 02/18/05...........    6,500,000       6,500,000
          2.450%, due 03/21/05............   13,400,000      13,400,000
          2.465%, due 03/29/05............      200,000         200,000
         Countrywide Home Loans, Inc.
           2.425%, due 02/23/05+..........    4,500,000       4,498,853
         DNB North Bank ASA
           1.980%, due 02/03/05...........    9,200,000       9,183,302
         Ford Motor Credit Co.
           1.000%, due 07/07/05...........    4,100,000       4,088,315
         Fortis Funding LLC
           1.930%, due 01/25/05 (144A)(b).   19,900,000      19,874,395
         General Electric Capital Corp.
           2.320%, due 02/24/05...........      400,000         398,608
          2.420%, due 03/14/05............    2,600,000       2,587,416
          2.340%, due 03/22/05............   21,400,000      21,288,720
         HSBC Bank USA
           2.350%, due 03/24/05...........   15,700,000      15,700,000
          2.410%, due 04/01/05............      100,000         100,000
         Nordea North America, Inc.
           1.920%, due 01/25/05...........   19,800,000      19,774,656
          1.970%, due 02/01/05............    2,200,000       2,196,268

                       See notes to financial statements

                                      114

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

     ---------------------------------------------------------------------
     SECURITY                                     PAR          VALUE
     DESCRIPTION                                 AMOUNT       (NOTE 2)
     ---------------------------------------------------------------------

     COMMERICAL PAPER - CONTINUED
     Rabobank USA Financial Corp.
       2.170%, due 01/03/05................... $15,100,000 $   15,098,180
      1.960%, due 01/28/05....................   9,800,000      9,785,594
     Skandinaviska Enskilda Banken
       2.040%, due 01/27/05 (144A)(b).........   6,300,000      6,290,718
     UBS Finance, Inc.
       2.180%, due 01/03/05...................   1,400,000      1,399,830
      2.390%, due 01/05/05....................  22,700,000     22,693,972
      1.930%, due 01/24/05....................     600,000        599,260
      1.940%, due 01/25/05....................     100,000         99,871
      1.955%, due 01/31/05....................     100,000         99,837
     Wells Fargo Bank NA
       2.060%, due 01/11/05...................     800,000        800,000
     Westpactrust Securities, Ltd.
       1.930%, due 01/21/05...................   6,700,000      6,692,816
                                                           --------------
                                                              225,903,894
                                                           --------------
     REPURCHASE AGREEMENTS - 0.3%
     Credit Suisse First Boston Corp.,
       Repurchase Agreement, dated
       12/31/04 at 1.200% to be repurchased
       at $400,040 on 01/03/05 collateralized
       by $411,000 U.S.Treasury Bond
       2.180% due 03/31/05 with a value of
       $408,760...............................     400,000        400,000
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/04 at 0.750%
       to be repurchased at $2,452,153 on
       01/03/05 collateralized by $2,490,000
       FNMA 1.875% due 02/15/05 with a
       value of $2,505,983....................   2,452,000      2,452,000
                                                           --------------
                                                                2,852,000
                                                           --------------
     Total Short-Term Investments
     (Cost $756,177,432)                                      756,170,084
                                                           --------------

     TOTAL INVESTMENTS - 205.2%
     (Cost $1,697,577,331)                                  1,710,499,625

     Other Assets and Liabilities (net) - (105.2%)           (876,963,117)
                                                           --------------

     TOTAL NET ASSETS - 100.0%                             $  833,536,508
                                                           ==============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

+ Variable or floating rate security. The stated rate represents the rate at December 31, 2004.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the portfolio's adviser. These securities represent in the aggregate 0.63% of net assets.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c) Zero coupon bond- Interest rate represents current yield to maturity.

FNMA - Federal National Mortgage Association

The adviser considers liquid securities as coverage for open derivatives. The following table summarizes the portfolio composition of the Portfolios' holdings at December 31, 2004, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used

                                                      PERCENT OF
                                                       PORTFOLIO
              PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)
              ---------------------------------------------------
                 AAA/Government/Government Agency        84.99%
                 AA                                       0.21%
                 A                                       13.49%
                 BBB                                      0.17%
                 BB                                       1.14%
                                                        ------
                 Total:                                 100.00%
                                                        ======

                                            STRIKE  NUMBER OF
         PUT OPTIONS             EXPIRATION PRICE   CONTRACTS   VALUE
         --------------------------------------------------------------
         U.S. Treasury Note 10
           Year Futures (Written
           Option Premium
           $50,313)............. 02/18/2005 $109.00 (125,000) $(21,484)

                                            STRIKE  NUMBER OF
         CALL OPTIONS            EXPIRATION PRICE   CONTRACTS   VALUE
         --------------------------------------------------------------
         U.S. Treasury Note 10
           Year Futures (Written
           Option Premium
           $60,078)............. 02/18/2005 $114.00 (125,000) $(29,297)

                            INTEREST
        SECURITY SOLD SHORT   RATE    MATURITY   PROCEEDS      VALUE
        ---------------------------------------------------------------
           U.S. Treasury
             Note..........   4.25%  11/15/2013 $14,626,685 $14,696,389

                       See notes to financial statements

                                      115

MET INVESTORS SERIES TRUST
PIMCO PEA INNOVATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


        ---------------------------------------------------------------
        SECURITY                                             VALUE
        DESCRIPTION                               SHARES    (NOTE 2)
        ---------------------------------------------------------------

        COMMON STOCKS - 96.7%
        ADVERTISING - 3.3%
        Monster Worldwide, Inc.*................. 199,300 $   6,704,452
                                                          -------------
        BUSINESS SERVICES - 2.1%
        Accenture, Ltd. - Class A*............... 154,900     4,182,300
                                                          -------------
        COMMUNICATIONS EQUIPMENT - 21.5%
        Cisco Systems, Inc.*..................... 258,400     4,987,120
        Comverse Technology, Inc.*............... 293,600     7,178,520
        Corning, Inc.*........................... 449,100     5,285,907
        Foundry Networks, Inc.*(a)............... 173,200     2,279,312
        JDS Uniphase Corp.*(a)................... 535,900     1,698,803
        Motorola, Inc............................ 192,500     3,311,000
        Nokia Oyj (ADR).......................... 240,100     3,762,367
        Polycom, Inc.*........................... 165,100     3,850,132
        QUALCOMM, Inc............................  86,500     3,667,600
        Sonus Networks, Inc.*(a)................. 422,900     2,423,217
        Telefonaktiebolaget LM Ericsson (ADR)*(a) 160,400     5,050,996
                                                          -------------
                                                             43,494,974
                                                          -------------
        COMMUNICATIONS SERVICES - 3.9%
        Juniper Networks, Inc.*.................. 224,800     6,112,312
        UTStarcom, Inc.(a).......................  80,800     1,789,720
                                                          -------------
                                                              7,902,032
                                                          -------------
        COMPUTERS & PERIPHERALS - 7.3%
        Dell, Inc.*.............................. 165,200     6,961,528
        Lexmark International, Inc.*.............  24,700     2,099,500
        Network Appliance, Inc.*................. 174,600     5,800,212
                                                          -------------
                                                             14,861,240
                                                          -------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS - 11.0%
        Altera Corp.*............................ 159,500     3,301,650
        AU Optronics Corp. (ADR)(a)..............  87,000     1,245,840
        Broadcom Corp. - Class A*................ 134,400     4,338,432
        Celestica, Inc.*......................... 261,200     3,685,532
        Cymer, Inc.*(a)..........................  61,700     1,822,618
        Flextronics International, Ltd.*......... 272,400     3,764,568
        Solectron Corp.*......................... 769,300     4,100,369
                                                          -------------
                                                             22,259,009
                                                          -------------
        HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
        St. Jude Medical, Inc.*..................  53,300     2,234,869
                                                          -------------
        INTERNET SOFTWARE & SERVICES - 5.1%
        Google, Inc.*............................  26,500     5,117,150
        Yahoo!, Inc.*............................ 138,800     5,229,984
                                                          -------------
                                                             10,347,134
                                                          -------------
        SEMICONDUCTOR EQUIPMENT & PRODUCTS - 16.7%
        Cypress Semiconductor Corp.*(a).......... 160,600     1,883,838
        Intel Corp...............................  94,500     2,210,355
        Kulicke & Soffa Industries, Inc.*(a)..... 157,727     1,359,607
        Linear Technology Corp................... 120,300     4,662,828
        Marvell Technology Group, Ltd.*.......... 161,398     5,724,787
        National Semiconductor Corp.............. 162,400     2,915,080
        OmniVision Technologies, Inc.*(a)........  50,806       932,290

    -----------------------------------------------------------------------
    SECURITY                                     SHARES/PAR      VALUE
    DESCRIPTION                                    AMOUNT       (NOTE 2)
    -----------------------------------------------------------------------

    SEMICONDUCTOR EQUIPMENT & PRODUCTS - CONTINUED
    Taiwan Semiconductor Manufacturing Co.,
      Ltd. (ADR)(a).............................     667,460 $   5,666,735
    Texas Instruments, Inc......................     167,900     4,133,698
    United Microelectronics Corp. (ADR)(a)......   1,196,011     4,221,919
                                                             -------------
                                                                33,711,137
                                                             -------------
    SOFTWARE - 24.7%
    Avid Technology, Inc.*......................     106,500     6,576,375
    Cognizant Technology Solutions Corp.*.......      98,700     4,177,971
    EMC Corp.*..................................     435,829     6,480,777
    Macromedia, Inc.*...........................     147,800     4,599,536
    Mercury Interactive Corp.*..................      93,856     4,275,141
    Microsoft Corp..............................     232,200     6,202,062
    Oracle Corp.*...............................     255,200     3,501,344
    Red Hat, Inc.*(a)...........................      82,200     1,097,370
    SAP AG (ADR)................................     118,700     5,247,727
    Siebel Systems, Inc.*.......................     180,900     1,899,450
    Symantec Corp.*.............................      84,600     2,179,296
    Take-Two Interactive Software, Inc.*(a).....      47,500     1,652,525
    VERITAS Software Corp.*.....................      74,200     2,118,410
                                                             -------------
                                                                50,007,984
                                                             -------------
    Total Common Stocks (Cost $179,865,370)                    195,705,131
                                                             -------------

    SHORT-TERM INVESTMENTS - 18.1%
    State Street Bank & Trust Co., Repurchase
      Agreement, dated 12/31/04 at 1.250% to
      be repurchased at $6,850,714 on
      01/03/05 collateralized by $7,080,000
      FHLB 5.000% due 02/15/18 with a value
      of $6,991,500............................. $ 6,850,000 $   6,850,000
    State Street Navigator Securities Lending
      Prime Portfolio(b)........................  29,776,444    29,776,444
                                                             -------------
    Total Short-Term Investments
    (Cost $36,626,444)                                          36,626,444
                                                             -------------

    TOTAL INVESTMENTS - 114.8%
    (Cost $216,491,814)                                        232,331,575

    Other Assets and Liabilities (net) - (14.8%)               (29,963,271)
                                                             -------------

    TOTAL NET ASSETS - 100.0%                                $ 202,368,304
                                                             =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

      -------------------------------------------------------------------
      SECURITY                                   PAR           VALUE
      DESCRIPTION                               AMOUNT        (NOTE 2)
      -------------------------------------------------------------------

      MUNICIPALS - 3.0%
      Badger Tobacco Asset Securitization
        Corp. 6.375%, due 06/01/32.......... $     360,000 $      346,248
      California Infrastructure & Economic
        Development, (AMBAC)
        5.000%, due 07/01/36................     1,350,000      1,391,607
      California State Economic Recovery
        5.250%, due 07/01/12................     3,300,000      3,712,236
      Clark Country Nevada School District
        5.375%, due 06/15/13................     2,000,000      2,267,600
      Energy Northwest Wash Electric
        Revenue 5.500%, due 07/01/12........     1,600,000      1,808,080
       5.500%, due 07/01/14.................     2,000,000      2,277,280
      Florida State, Series A 5.000%, due
        06/01/32............................       900,000        925,452
      Florida State Board of Education
        5.000%, due 06/01/32................       400,000        412,396
      Georgia State, Series B 5.000%, due
        05/01/20............................     2,000,000      2,141,480
      Golden State Tob Securitization Corp.
        6.250%, due 06/01/33................       640,000        641,613
       6.750%, due 06/01/39.................     3,400,000      3,414,824
      Illinois Development Finance Authority
        5.000%, due 02/01/33................     7,410,000      7,552,643
      Indiana Municipal Power Agency
        5.000%, due 01/01/32................     8,650,000      8,847,998
      New York City Municipal Water
        Finance Authority
        5.000%, due 06/15/34................     2,060,000      2,101,179
       5.000%, due 06/15/35.................     1,300,000      1,327,443
      New York State Urban Development
        Corp., (FSA Insured) 6.500%, due
        01/01/10............................     1,200,000      1,401,732
      North Carolina State 5.000%, due
        03/01/12............................       700,000        781,410
      Tacoma Washington Regional Water
        Supply Systems, (MBIA Insured)
        5.000%, due 12/01/32................       800,000        818,312
      Texas State University Systems
        Financing Revenue 5.000%, due
        03/15/34............................       890,000        914,030
      Tobacco Settlement Financing Corp.
        6.250%, due 06/01/42................     1,300,000      1,211,639
      Tobacco Settlement Funding Corp.
        6.375%, due 06/01/32................     1,400,000      1,355,060
       5.875%, due 05/15/39.................       800,000        723,480
      Tobacco Settlement Revenue
        Management 6.375%, due
        05/15/28............................     1,800,000      1,758,186
      Virginia College Building Authority Va
        Revenues 5.000%, due 02/01/10.......     1,500,000      1,647,555

      --------------------------------------------------------------------
      SECURITY                                    PAR           VALUE
      DESCRIPTION                                AMOUNT        (NOTE 2)
      --------------------------------------------------------------------

      MUNICIPALS - CONTINUED
      Wisconsin State, (MBIA Insured)
        5.000%, due 05/01/13................. $   3,000,000 $    3,322,320
                                                            --------------
      Total Municipals
      (Cost $52,248,491)                                        53,101,803
                                                            --------------
      DOMESTIC BONDS & DEBT SECURITIES - 12.9%
      AEROSPACE & DEFENSE - 0.0%
      General Dynamics Corp. 2.125%, due
        05/15/06.............................       325,000        320,462
      Lockheed Martin Corp. 8.500%, due
        12/01/29.............................       100,000        137,247
                                                            --------------
                                                                   457,709
                                                            --------------
      AIRLINES - 0.0%
      United Airlines, Inc. 5.375%, due
        03/02/49(d)..........................       299,179        255,306
                                                            --------------
      ASSET-BACKED SECURITIES - 3.8%
      Ameriquest Mortgage Securities, Inc.
        2.710%, due 06/25/31^................       141,834        141,984
      Bank One Issuance Trust 2.450%, due
        10/15/08^............................     7,100,000      7,108,433
      Bear Stearns Asset-Backed Securities,
        Inc. 2.820%, due 10/27/32^...........       180,509        180,901
      CDC Mortgage Capital Trust 2.650%,
        due 03/25/34^........................       677,032        677,871
      Chase Credit Card Master Trust
        2.450%, due 07/16/07^................     7,100,000      7,105,461
      Chase Funding Mortgage Loan 2.750%,
        due 09/25/29^........................     1,905,789      1,907,493
      Citibank Omni-S Master Trust
        2.530%, due 08/18/09^................     7,100,000      7,109,767
       2.780%, due 11/17/09^.................     2,800,000      2,803,709
      Citifinancial Mortgage Securities, Inc.
        2.730%, due 05/25/33^................     3,903,590      3,911,059
      Countrywide Asset-Backed Certificates
        2.530%, due 08/25/23^................     3,019,030      3,018,088
       2.570%, due 03/25/24^.................     2,312,347      2,313,835
      First Franklin Mortgage Loan Trust
        2.590%, due 10/25/13^................     2,019,601      2,019,286
       2.510%, due 03/25/34^.................     6,326,088      6,329,854
      GSAMP Trust 2.600%, due
        10/25/34^............................     1,340,611      1,340,820
      Household Automotive Trust 3.300%,
        due 05/18/09.........................     1,250,000      1,244,141
      Household Home Equity Loan Trust
        2.760%, due 10/20/32^................       271,767        272,192
      Long Beach Mortgage Loan Trust
        2.570%, due 02/25/24^................     1,275,526      1,276,636
       2.740%, due 06/25/33^.................       596,842        597,860
      Master Asset Backed Securities Trust
        2.520%, due 02/25/34^................       104,659        104,726

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

       ------------------------------------------------------------------
       SECURITY                                  PAR           VALUE
       DESCRIPTION                              AMOUNT        (NOTE 2)
       ------------------------------------------------------------------

       ASSET-BACKED SECURITIES - CONTINUED
       Option One Mortgage Loan Trust
         2.740%, due 08/25/33^.............. $     222,845 $      223,028
        2.530%, due 05/25/34^...............     2,252,203      2,253,574
       PSE&G Transition Funding LLC
         6.610%, due 06/15/15...............       470,000        535,155
       Quest Trust 2.980%, due 06/25/34^
         (144A)(c)..........................     1,921,786      1,921,040
       Renaissance Home Equity Loan Trust
         2.620%, due 07/25/34^..............     1,237,308      1,237,695
       Residential Asset Mortgage Products,
         Inc. 2.570%, due 06/25/24^.........     2,324,452      2,326,459
       Residential Asset Securities Corp.
         2.540%, due 06/25/25^..............     3,415,086      3,417,285
       SLM Student Loan Trust 2.990%, due
         12/15/22 (144A)(c).................       910,000        909,495
       Structured Asset Securities Corp.
         2.920%, due 05/25/32^..............     1,931,810      1,937,402
       Vanderbilt Mortgage Finance, Inc.
         6.545%, due 04/07/18...............        60,366         61,271
       Wachovia Asset Securitization 2.680%,
         due 06/25/33^......................       506,146        506,463
       Wells Fargo Home Equity Trust
         2.580%, due 06/25/19^..............     2,038,256      2,039,732
       Peco Energy Transition Trust 5.800%,
         due 03/01/07.......................       204,054        205,339
                                                           --------------
                                                               67,038,054
                                                           --------------
       AUTOMOBILES - 0.5%
       Daimler Chrysler NA Holdings 7.200%,
         due 09/01/09.......................       255,000        284,102
       Ford Motor Co. 7.450%, due
         07/16/31...........................       840,000        847,262
       General Motors Acceptance Corp.
         8.000%, due 11/01/31...............     3,200,000      3,298,438
       General Motors Corp.
         7.200%, due 01/15/11...............       555,000        569,921
        8.250%, due 07/15/23................     1,580,000      1,649,798
        8.375%, due 07/15/33................       400,000        415,581
       TRW Automotive, Inc. 9.375%, due
         02/15/13...........................        76,000         88,540
       Daimler Chrysler NA Holdings 8.500%,
         due 01/18/31.......................       900,000      1,127,855
                                                           --------------
                                                                8,281,497
                                                           --------------
       BANKS - 0.3%
       ABN AMRO NA Holding Capital
         6.523%, due 12/29/49^
           (144A)(c)........................       345,000        379,649
       ANZ Capital Trust I 5.360%, due
         12/29/49 (144A)(b).................       525,000        533,483

       ------------------------------------------------------------------
       SECURITY                                  PAR           VALUE
       DESCRIPTION                              AMOUNT        (NOTE 2)
       ------------------------------------------------------------------

       BANKS - CONTINUED
       HSBC Capital Funding LP
         1.000%, due 12/29/49
           (144A)(c)........................ $     585,000 $      564,681
        9.547%, due 12/31/49
          (144A)(c).........................       350,000        436,533
       Popular N.A., Inc.
         6.125%, due 10/15/06...............       610,000        636,006
        4.700%, due 06/30/09................        50,000         51,033
       Rabobank Capital Fund III 5.254%,
         due 12/29/49^ (144A)(c)............       370,000        368,790
       RBS Capital Trust II 6.425%, due
         12/29/49^..........................       120,000        127,156
       RBS Capital Trust III 5.512%, due
         09/29/49^..........................       815,000        834,664
       SunTrust Banks, Inc. 2.500%, due
         11/01/06...........................       525,000        516,793
       US Bank NA 2.850%, due 11/15/06......       695,000        689,457
       Westpac Capital Trust III 5.819%, due
         12/29/49^ (144A)(b)................        80,000         84,036
       Westpac Capital Trust IV 5.256%, due
         12/29/49^ (144A)(b)................       165,000        163,757
       Fleet Boston Financial Corp. 7.375%,
         due 12/01/09.......................        70,000         80,034
                                                           --------------
                                                                5,466,072
                                                           --------------
       CHEMICALS - 0.1%
       Dow Chemical Co. 7.375%, due
         11/01/29...........................       185,000        225,161
       Huntsman International LLC 9.875%,
         due 03/01/09.......................        70,000         77,175
       ICI Wilmington, Inc. 5.625%, due
         12/01/13...........................       340,000        352,751
       Lyondell Chemical Co. 10.875%, due
         05/01/09...........................       120,000        127,500
                                                           --------------
                                                                  782,587
                                                           --------------
       COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%
       Bank America Mortgage Securities
         2.870%, due 01/25/34^..............     3,720,996      3,730,214
       Bear Stearns Adjustable Rate Mortgage
         Trust 5.350%, due 02/25/33^........       479,916        486,386
       Bear Stearns Commercial Mortgage
         Securities, Inc.
         2.620%, due 05/14/16^
           (144A)(c)........................     6,500,000      6,508,581
        5.060%, due 11/15/16................       449,577        463,292
       Cendant Mortgage Corp. 6.000%, due
         07/25/43 (144A)(c).................     1,536,042      1,575,992
       Countrywide Alternative Loan Trust
         5.750%, due 07/25/32...............     2,139,209      2,145,746
       Countrywide Home Loans 6.000%, due
         08/25/17...........................     2,424,558      2,424,766

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

       ------------------------------------------------------------------
       SECURITY                                  PAR           VALUE
       DESCRIPTION                              AMOUNT        (NOTE 2)
       ------------------------------------------------------------------

       COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
       Credit Suisse First Boston Mortgage
         Securities Corp.
         5.750%, due 09/22/17............... $   3,755,798 $    3,841,655
        2.820%, due 02/25/32^...............        59,269         59,344
        2.478%, due 03/25/32^
          (144A)(c).........................       603,865        605,564
        6.500%, due 04/25/33................     1,904,383      1,940,347
        2.360%, due 08/25/33^
          (144A)(c).........................     1,850,581      1,836,495
       Credit-Based Asset Servicing &
         Securitization 2.760%, due
         08/25/29^..........................       176,232        176,516
       CWMBS, Inc. 5.750%, due
         01/15/37...........................     8,600,000      8,604,033
       GMAC Mortgage Corp. 5.940%, due
         07/01/13...........................       121,069        120,042
       Green Tree Financial Corp. 6.220%,
         due 03/01/30.......................       273,843        285,290
       GSR Mortgage Loan Trust 6.000%, due
         03/25/32...........................        18,350         18,494
       Homestar Mortgage Acceptance Corp.
         2.610%, due 01/25/22^..............       259,364        259,446
       Indymac ARM Trust 3.870%, due
         01/25/32^..........................        10,385         10,383
       Indymac MBS Inc. 2.580%, due
         05/25/33^..........................     5,315,589      5,326,553
       Mellon Residential Funding Corp.
         2.860%, due 07/25/29^..............       133,516        134,307
       MLCC Mortgage Investors, Inc.
         2.780%, due 03/15/25^..............       241,907        242,296
       Morgan Stanley Dean Witter Capital
         4.920%, due 03/12/35...............       495,000        503,237
       PNC Mortgage Securities Corp. 0.010%,
         due 01/25/15+ (144A)(b)............        60,754         60,350
       Renaissance Home Equity Loan Trust
         2.860%, due 08/25/33^..............     1,647,125      1,648,183
       Residential Accredit Loans, Inc.
         5.500%, due 06/25/17...............        52,641         53,324
        2.820%, due 03/25/33^...............     5,019,619      5,023,940
       Residential Funding Mortgage
         Securities 2.770%, due
         06/25/18^..........................     2,365,898      2,364,385
        5.590%, due 09/25/32^...............       227,328        227,016
       Sequoia Mortgage Trust 2.760%, due
         07/20/33^..........................     1,729,238      1,703,575
       Structured Asset Mortgage
         Investments, Inc. 2.920%, due
         03/25/32^..........................     4,600,658      4,637,116
       United Mortgage Securities Corp.
         4.060%, due 09/25/33^..............        13,971         14,006

        ----------------------------------------------------------------
        SECURITY                                PAR           VALUE
        DESCRIPTION                            AMOUNT        (NOTE 2)
        ----------------------------------------------------------------

        COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
        Washington Mutual, Inc.
          6.000%, due 03/25/17............. $     351,737 $      353,372
         2.690%, due 12/25/27^.............     9,650,226      9,645,793
         5.140%, due 10/25/32^.............       377,087        382,426
         3.210%, due 02/27/34^.............     1,419,003      1,422,236
         3.100%, due 12/25/40^.............        13,719         13,697
                                                          --------------
                                                              68,848,398
                                                          --------------
        COMMERCIAL SERVICES & SUPPLIES - 0.1%
        Allied Waste North America, Inc.
          7.625%, due 01/01/06.............       700,000        724,500
         6.125%, due 02/15/14..............       315,000        297,675
         7.375%, due 04/15/14..............        15,000         14,437
        Cendant Corp. 7.125%, due
          03/15/15.........................       240,000        274,633
        Xerox Corp. 7.625%, due 06/15/13...        50,000         55,125
                                                          --------------
                                                               1,366,370
                                                          --------------
        COMMUNICATIONS EQUIPMENT & SERVICES - 0.2%
        Cingular Wireless LLC 6.500%, due
          12/15/11.........................       700,000        780,069
        Nextel Finance Co. 3.375%, due
          12/15/10 (144A)(b)...............     2,460,000      2,464,480
                                                          --------------
                                                               3,244,549
                                                          --------------

        CONTAINERS & PACKAGING - 0.0%
        Owens Brockway Glass Container
          8.875%, due 02/15/09.............       150,000        163,687
         7.750%, due 05/15/11..............        55,000         59,813
                                                          --------------
                                                                 223,500
                                                          --------------
        ELECTRIC UTILITIES - 0.3%
        Alabama Power Co. 2.800%, due
          12/01/06.........................       250,000        247,028
        Arizona Public Service Co. 4.650%,
          due 05/15/15.....................       165,000        160,468
        Dominion Resources, Inc.
          8.125%, due 06/15/10.............       335,000        394,749
         6.300%, due 03/15/33..............       210,000        219,110
        DTE Energy Co. 6.375%, due
          04/15/33.........................       260,000        272,473
        Entergy Gulf States 3.600%, due
          06/01/08.........................     1,400,000      1,378,419
        FPL Group Capital, Inc. 7.625%, due
          09/15/06.........................       405,000        432,782
        Pacificorp 4.300%, due 09/15/08^...       250,000        252,694
        Pepco Holdings, Inc.
          6.450%, due 08/15/12.............        90,000         99,599
         7.450%, due 08/15/32..............       180,000        215,007
        PSEG Power LLC
          5.500%, due 12/01/15.............       420,000        428,892
         8.625%, due 04/15/31..............       245,000        326,301

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

      -------------------------------------------------------------------
      SECURITY                                   PAR           VALUE
      DESCRIPTION                               AMOUNT        (NOTE 2)
      -------------------------------------------------------------------

      ELECTRIC UTILITIES - CONTINUED
      TXU Energy Co.
        2.838%, due 01/17/06^
          (144A)(c)......................... $     800,000 $      802,435
      Progress Energy, Inc. 6.850%, due
        04/15/12............................       650,000        726,660
                                                           --------------
                                                                5,956,617
                                                           --------------
      ENERGY EQUIPMENT & SERVICES - 0.0%
      Peabody Energy Corp. 6.875%, due
        03/15/13 (144A).....................        70,000         76,125
                                                           --------------
      FINANCIALS - DIVERSIFIED - 1.3%
      American General Finance Corp.
        3.000%, due 11/15/06................       605,000        597,568
       4.500%, due 11/15/07.................       280,000        285,465
      CIT Group, Inc. 7.750%, due
        04/02/12............................     1,900,000      2,252,237
      Citigroup, Inc. 5.625%, due
        08/27/12............................     1,000,000      1,066,598
      Ford Motor Credit Co.
        7.375%, due 10/28/09................        60,000         64,786
       7.875%, due 06/15/10.................     1,070,000      1,180,196
       7.000%, due 10/01/13.................       470,000        499,079
      General Electric Capital Corp.
        5.450%, due 01/15/13................       375,000        396,443
       6.750%, due 03/15/32.................       165,000        193,775
      Goldman Sachs Group, Inc.
        2.430%, due 07/23/09^...............     6,700,000      6,730,800
       5.700%, due 09/01/12.................        55,000         58,392
       5.000%, due 10/01/14.................       525,000        525,260
       6.345%, due 02/15/34.................       395,000        412,707
      Heller Financial, Inc. 6.375%, due
        03/15/06............................       400,000        414,114
      ING Capital Funding Trust III 8.439%,
        due 12/31/49^.......................       200,000        239,755
      Mid-State Trust, - Class A 7.791%, due
        03/15/38............................       389,381        432,077
      Mizuho Financial Group, Inc.
        8.790%, due 12/29/49^
          (144A)(c).........................       390,000        442,065
       9.870%, due 12/31/49^
         (144A)(c)..........................       410,000        479,999
      Morgan Stanley Group, Inc. 5.300%,
        due 03/01/13........................       800,000        825,139
      Nisource Finance Corp. 6.150%, due
        03/01/13............................       475,000        515,754
      Prudential Holding, LLC 8.695%, due
        12/18/23 (144A)(c)..................       150,000        190,969
      Qwest Capital Funding, Inc.
        7.750%, due 08/15/06................       700,000        740,250
       7.250%, due 02/15/11.................       510,000        502,350

       --------------------------------------------------------------------
       SECURITY                                 PAR           VALUE
       DESCRIPTION                             AMOUNT        (NOTE 2)
       --------------------------------------------------------------------

       FINANCIALS - DIVERSIFIED - CONTINUED
       SLM Corp. 5.625%, due 04/10/07...... $     775,000 $      808,640
       Small Business Administration
         7.449%, due 08/01/10..............     1,346,674      1,454,656
        6.353%, due 03/01/11...............       245,175        258,308
        5.500%, due 10/01/18...............       200,796        208,741
       TRAINS HY-2004-1 8.211%, due
         08/01/15^(f) (144A)...............             1              1
                                                          --------------
                                                              21,776,124
                                                          --------------
       FOOD & DRUG RETAILING - 0.0%
       Safeway, Inc. 4.125%, due
         11/01/08..........................       480,000        477,599
                                                          --------------
       HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
       HCA, Inc. 5.250%, due 11/06/08......       450,000        453,011
       Tenet Healthcare Corp. 5.000%, due
         07/01/07..........................       100,000         98,500
                                                          --------------
                                                                 551,511
                                                          --------------
       HEALTH CARE PROVIDERS & SERVICES - 0.0%
       UnitedHealth Group, Inc. 3.300%, due
         01/30/08..........................       340,000        334,998
                                                          --------------
       HOTELS, RESTAURANTS & LEISURE - 0.0%
       Starwood Hotels & Resorts 7.375%,
         due 11/15/15......................        40,000         44,700
                                                          --------------
       HOUSEHOLD DURABLES - 0.1%
       Centex Corp. 5.700%, due
         05/15/14..........................       280,000        290,565
       D.R. Horton, Inc. 8.500%, due
         04/15/12..........................        60,000         67,200
       KB Home 5.750%, due 02/01/14........       430,000        427,850
       Pulte Homes, Inc. 5.250%, due
         01/15/14..........................       290,000        289,101
       Standard Pacific Corp. 6.875%, due
         05/15/11..........................        85,000         90,100
                                                          --------------
                                                               1,164,816
                                                          --------------
       INSURANCE - 0.0%
       Nationwide Financial Services, Inc.
         6.250%, due 11/15/11..............        55,000         60,049
        5.900%, due 07/01/12...............        60,000         63,454
                                                          --------------
                                                                 123,503
                                                          --------------
       MEDIA - 0.2%
       Clear Channel Communications, Inc.
         5.500%, due 09/15/14..............       300,000        301,720
       Comcast Cable Holdings 8.375%, due
         03/15/13..........................       506,000        624,911
       Comcast Corp. 7.050%, due
         03/15/33..........................        75,000         86,100
       Cox Communications, Inc. 4.625%,
         due 06/01/13......................       430,000        412,049
       Echostar DBS Corp. 6.375%, due
         10/01/11..........................        70,000         71,925

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

       -----------------------------------------------------------------
       SECURITY                                 PAR           VALUE
       DESCRIPTION                             AMOUNT        (NOTE 2)
       -----------------------------------------------------------------

       MEDIA - CONTINUED
       News America Holdings, Inc. 7.750%,
         due 01/20/24...................... $      25,000 $       29,726
       Time Warner Cos, Inc.
         9.150%, due 02/01/23..............       155,000        208,216
        8.375%, due 03/15/23...............       260,000        326,800
        7.625%, due 04/15/31...............       310,000        376,205
       News America Holdings, Inc. 8.250%,
         due 08/10/18......................       110,000        136,688
       Tele-Communications TCI Group
         7.875%, due 02/15/26..............       175,000        215,512
                                                          --------------
                                                               2,789,852
                                                          --------------
       OIL & GAS - 1.0%
       Duke Capital LLC
         6.250%, due 02/15/13..............       375,000        405,941
        8.000%, due 10/01/19...............        55,000         67,274
       El Paso Corp. 7.750%, due
         01/15/32..........................     2,875,000      2,767,188
       Husky Energy, Inc. 6.150%, due
         06/15/19..........................       215,000        230,083
       Kerr-McGee Corp. 6.950%, due
         07/01/24..........................       235,000        260,591
       Kinder Morgan Energy Partners
         7.400%, due 03/15/31..............       225,000        262,490
        7.750%, due 03/15/32...............       135,000        163,441
        7.300%, due 08/15/33...............        90,000        104,591
       Magellan Midstream Partners 5.650%,
         due 10/15/16......................       385,000        390,087
       Pemex Project Funding Master Trust
         7.375%, due 12/15/14..............     1,700,000      1,893,800
        8.625%, due 02/01/22...............     2,944,000      3,432,704
       PG&E Corp. 3.260%, due
         04/03/06^.........................     7,287,000      7,293,522
       Pioneer Natural Resource 5.875%, due
         07/15/16..........................       405,000        423,996
       Reliant Resource, Inc. 9.500%, due
         07/15/13..........................       120,000        136,950
       Transcontinental Gas Pipe Line Corp.
         8.875%, due 07/15/12 Series B.....        35,000         42,744
       Valero Energy Corp. 7.500%, due
         04/15/32..........................       225,000        272,264
       Williams Companies, Inc. (The)
         8.125%, due 03/15/12..............        35,000         40,600
                                                          --------------
                                                              18,188,266
                                                          --------------
       PAPER & FOREST PRODUCTS - 0.0%
       Georgia-Pacific Corp. 7.375%, due
         07/15/08..........................        15,000         16,387
       International Paper Co. 5.850%, due
         10/30/12..........................       115,000        122,728
                                                          --------------
                                                                 139,115
                                                          --------------
       PHARMACEUTICALS - 0.0%
       Wyeth 6.450%, due 02/01/24..........       160,000        170,650
                                                          --------------

       ------------------------------------------------------------------
       SECURITY                                   PAR          VALUE
       DESCRIPTION                               AMOUNT       (NOTE 2)
       ------------------------------------------------------------------

       RETAIL - MULTILINE - 0.0%
       Federated Department Stores, Inc.
         6.300%, due 04/01/09................ $      60,000 $      64,996
                                                            -------------
       TELECOMMUNICATION SERVICES - DIVERSIFIED - 1.0%
       Qwest Corp. 8.875%, due 03/15/12
         (144A)(c)...........................     1,720,000     1,995,200
       SBC Communications, Inc.
         4.125%, due 09/15/09................     4,000,000     3,996,924
        5.100%, due 09/15/14.................       380,000       384,261
        5.625%, due 06/15/16.................       455,000       471,029
        4.206%, due 06/05/21 (144A)(c).......     9,400,000     9,455,028
       Sprint Capital Corp.
         6.900%, due 05/01/19................       220,000       246,688
        8.750%, due 03/15/32.................       215,000       287,328
       Verizon Global Funding Corp. 7.375%,
         due 09/01/12........................       185,000       218,032
       Verizon New York, Inc.
         6.875%, due 04/01/12 Series A.......       325,000       365,333
        7.375%, due 04/01/32 Series B........       155,000       178,356
                                                            -------------
                                                               17,598,179
                                                            -------------
       TELECOMMUNICATION SERVICES - WIRELESS - 0.1%
       AT&T Wireless Services, Inc.
         7.875%, due 03/01/11................       260,000       306,823
        8.125%, due 05/01/12.................         5,000         6,053
        8.750%, due 03/01/31.................       245,000       331,345
       Nextel Communications, Inc. 7.375%,
         due 08/01/15........................        70,000        77,350
                                                            -------------
                                                                  721,571
                                                            -------------
       TRANSPORTATION - 0.0%
       Norfolk Southern Corp.
         7.800%, due 05/15/27................       175,000       219,840
        7.250%, due 02/15/31.................       125,000       150,441
       Union Pacific Corp. 6.625%, due
         02/01/29............................        50,000        55,715
                                                            -------------
                                                                  425,996
                                                            -------------
       Total Domestic Bonds & Debt Securities
       (Cost $223,335,446)                                    226,568,660
                                                            -------------
       FOREIGN BONDS & DEBT SECURITIES - 3.2%
       ARUBA - 0.0%
       UFJ Finance Aruba AEC 6.750%, due
         07/15/13............................       220,000       245,565
                                                            -------------
       BRAZIL - 0.7%
       Federal Republic of Brazil
         3.063%, due 04/15/06^...............     1,272,000     1,275,107
        11.500%, due 03/12/08................     1,440,000     1,697,040
        3.063%, due 04/15/09^................       508,262       504,420
        8.299%, due 06/29/09^................     1,000,000     1,178,750
        11.000%, due 01/11/12................     1,265,000     1,542,035
        3.125%, due 04/15/12^................     1,729,426     1,648,143
        8.000%, due 04/15/14.................     3,888,318     3,981,832
                                                            -------------
                                                               11,827,327
                                                            -------------

                       See notes to financial statements

                                      121

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

      -------------------------------------------------------------------
      SECURITY                                   PAR           VALUE
      DESCRIPTION                               AMOUNT        (NOTE 2)
      -------------------------------------------------------------------

      CANADA - 0.0%
      Abitibi-Consolidated, Inc. 6.000%, due
        06/20/13............................ $      15,000 $       14,381
      Rogers Wireless, Inc. 6.375%, due
        03/01/14............................       435,000        432,825
                                                           --------------
                                                                  447,206
                                                           --------------
      CAYMAN ISLANDS - 0.0%
      Hutchison Whampoa International Ltd.
        6.250%, due 01/24/14
          (144A)(c).........................       245,000        258,546
      Mizuho Finance 5.790%, due
        04/15/14 (144A)(c)..................       315,000        331,470
                                                           --------------
                                                                  590,016
                                                           --------------
      COLUMBIA - 0.0%
      Republic of Columbia 9.750%, due
        04/09/11............................       398,264        459,994
                                                           --------------
      FRANCE - 0.1%
      AXA S.A. 8.600%, due 12/15/30.........        60,000         79,039
      France Telecom S.A.,
        7.750%, due 03/01/11................       400,000        477,749
       8.500%, due 03/01/31.................       165,000        224,334
                                                           --------------
                                                                  781,122
                                                           --------------
      HONG KONG - 0.2%
      Hong Kong Goverment 5.125%, due
        08/01/14 (144A)(c)..................     4,000,000      4,124,404
                                                           --------------
      ITALY - 0.1%
      Telecom Italia Capital
        4.000%, due 11/15/08................       270,000        269,206
       4.000%, due 01/15/10
         (144A)(c)..........................       510,000        500,611
                                                           --------------
                                                                  769,817
                                                           --------------
      KOREA - 0.1%
      Industrial Bank of Korea 4.000%, due
        05/19/14 (144A)(c)..................       335,000        328,053
      Korea First Bank 7.267%, due
        03/03/34^ (144A)(c).................       240,000        267,668
      Woori Bank Korea 5.750%, due
        03/13/14^ (144A)(b).................       305,000        320,015
                                                           --------------
                                                                  915,736
                                                           --------------
      MEXICO - 0.6%
      United Mexican States
        6.375%, due 01/16/13................     1,185,000      1,264,988
       6.625%, due 03/03/15.................       705,000        758,933
       11.500%, due 05/15/26................       130,000        199,225
       8.300%, due 08/15/31.................     5,925,000      6,958,912
      United Mexican States, Series A
        8.000%, due 09/24/22................     1,500,000      1,734,000
                                                           --------------
                                                               10,916,058
                                                           --------------

        ----------------------------------------------------------------
        SECURITY                                PAR           VALUE
        DESCRIPTION                            AMOUNT        (NOTE 2)
        ----------------------------------------------------------------

        NETHERLANDS - 0.0%
        Deutsche Telekom Finance
          5.250%, due 07/22/13............. $     425,000 $      437,908
         8.250%, due 06/15/30..............        50,000         66,220
                                                          --------------
                                                                 504,128
                                                          --------------
        NORWAY - 0.0%
        Den Norske Bank 7.729%, due
          06/29/49^ (144A)(b)..............       115,000        133,284
                                                          --------------
        PANAMA - 0.1%
        Republic of Panama
          8.250%, due 04/22/08.............       750,000        836,250
         9.625%, due 02/08/11..............       410,000        485,850
         9.375%, due 01/16/23..............       500,000        580,000
                                                          --------------
                                                               1,902,100
                                                          --------------
        PERU - 0.3%
        Republic of Peru
          9.125%, due 01/15/08.............     2,600,000      2,970,500
         9.125%, due 02/21/12..............     1,660,000      1,942,200
         9.875%, due 02/06/15..............       400,000        492,000
                                                          --------------
                                                               5,404,700
                                                          --------------
        RUSSIA - 0.8%
        Morgan Stanley (Gazprom) 9.625%,
          due 03/01/13 (144A)(c)...........       130,000        154,050
        Republic of Ukraine, Series AI
          11.000%, due 03/15/07............     3,210,758      3,456,221
        Russian Federation
          8.750%, due 07/24/05.............     3,295,000      3,390,225
         8.250%, due 03/31/10 (144A).......       240,000        266,040
         11.000%, due 07/24/18.............       100,000        140,405
         1.000%, due 03/31/30++............     6,585,000      6,775,965
                                                          --------------
                                                              14,182,906
                                                          --------------
        SINGAPORE - 0.0%
        United Overseas Bank, Ltd. 5.375%,
          due 09/03/19 (144A)(c)...........       470,000        477,685
                                                          --------------
        SWEDEN - 0.1%
        Skandinaviska Enskilda Banken
          4.958%, due 03/29/49^
            (144A)(b)......................       415,000        408,866
        Swedbank Foreningssparbanken
          9.000%, due 12/29/49^
            (144A)(b)......................       180,000        216,257
                                                          --------------
                                                                 625,123
                                                          --------------
        UNITED KINGDOM - 0.1%
        BP Capital Markets Plc 2.750%, due
          12/29/06.........................       380,000        376,291
        British Telecom Plc 8.125%, due
          12/15/10.........................       190,000        228,438
        HBOS Capital Funding LP 6.071%, due
          06/30/49 (144A)(c)...............        45,000         48,317

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

       ------------------------------------------------------------------
       SECURITY                                  PAR           VALUE
       DESCRIPTION                              AMOUNT        (NOTE 2)
       ------------------------------------------------------------------

       UNITED KINGDOM - CONTINUED
       HBOS Plc 5.375%, due 12/29/49
         (144A)(c).......................... $     285,000 $      292,723
       HBOS Treasury Services Plc 3.600%,
         due 08/15/07 (144A)(c).............       425,000        425,503
       Standard Chartered Bank 8.000%, due
         05/30/31 (144A)(b).................       235,000        300,036
                                                           --------------
                                                                1,671,308
                                                           --------------
       Total Foreign Bonds & Debt Securities
       (Cost $52,728,452)                                      55,978,479
                                                           --------------
       U.S. GOVERNMENT & AGENCY OBLIGATIONS - 57.4%
       Federal Home Loan Bank 5.500%, due
         09/01/19...........................     6,428,960      6,646,528
       Federal Home Loan Mortgage Corp.
         5.500%, due 07/01/07...............       756,349        775,387
        7.000%, due 07/01/07................            86             92
        4.500%, due 10/01/07................     4,500,078      4,556,912
        6.500%, due 05/15/08................       429,139        430,935
        7.000%, due 09/01/10................        23,103         24,502
        6.500%, due 04/01/11................       157,712        167,231
        6.000%, due 05/01/11................       220,349        231,288
        5.750%, due 01/15/12................     4,250,000      4,636,763
        2.750%, due 02/15/12................     8,991,000      8,955,522
        4.000%, due 12/15/12................       358,467        359,007
        5.500%, due 05/01/14................       118,690        122,928
        6.000%, due 06/01/14................       150,942        158,320
        6.000%, due 10/01/14................        34,376         36,056
        6.000%, due 03/01/15................         5,061          5,309
        5.500%, due 04/01/16................       100,218        103,706
        5.000%, due 09/15/16................     2,643,693      2,688,055
        3.500%, due 03/15/17................    18,699,000     18,673,956
        4.500%, due 02/15/18................     8,454,389      8,473,764
        5.000%, due 06/15/18................    11,519,422     11,604,666
        6.500%, due 02/15/19................     1,798,934      1,817,131
        6.000%, due 01/15/20................       701,068        702,305
        6.000%, due 03/01/21................     1,204,503      1,253,256
        6.000%, due 01/01/22................     3,891,479      4,048,988
        6.000%, due 10/01/22................    13,374,543     13,916,072
        6.000%, due 10/15/22................       514,497        517,043
        6.500%, due 10/15/22................       756,473        759,087
        6.000%, due 12/01/22................       738,380        768,276
        6.000%, due 02/01/23................     1,491,248      1,551,628
        5.500%, due 03/01/23................     3,454,531      3,535,257
        6.000%, due 04/01/23................       606,656        630,751
        3.630%, due 11/15/23^...............     1,785,916      1,841,821
        6.500%, due 01/15/24................       145,000        154,621
        4.440%, due 01/01/29^...............     5,155,926      5,324,093
        3.000%, due 05/15/29^...............     1,247,031      1,253,934
        6.500%, due 06/01/29................         5,838          6,136
        6.000%, due 12/15/29................     2,048,478      2,062,778

         -------------------------------------------------------------
         SECURITY                             PAR           VALUE
         DESCRIPTION                         AMOUNT        (NOTE 2)
         -------------------------------------------------------------

         U.S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
          5.952%, due 11/01/31^.......... $     525,512 $      536,853
          3.500%, due 07/15/32...........     1,016,906      1,006,420
          5.205%, due 08/01/32^..........     4,990,128      5,089,219
          2.650%, due 07/15/34^..........     1,499,488      1,503,109
          7.500%, due 10/25/43...........     3,216,930      3,458,805
          5.000%, due TBA(a).............    15,000,000     14,896,875
          5.500%, due TBA(a).............    59,500,000     60,448,311
                                                        --------------
                                                           189,087,168
                                                        --------------
         Federal National Mortgage Assoc.
           6.090%, due 10/01/08..........       481,948        511,840
          6.000%, due 11/01/08...........        35,419         36,896
          6.500%, due 03/01/09...........         7,161          7,402
          5.500%, due 11/01/10...........       417,532        426,795
          7.000%, due 04/01/11...........       115,283        122,301
          7.000%, due 05/01/11...........        55,293         58,455
          5.500%, due 02/01/12...........         9,442          9,787
          5.500%, due 07/01/13...........       102,574        106,332
          8.000%, due 11/01/13...........        66,683         70,292
          6.500%, due 12/01/13...........        38,719         41,107
          5.500%, due 01/01/14...........        97,169        100,680
          5.000%, due 04/25/14...........    27,718,823     27,947,958
          8.000%, due 08/01/14...........        19,452         20,110
          5.500%, due 10/01/14...........       171,532        177,804
          5.500%, due 03/01/16...........       266,044        275,658
          6.500%, due 04/01/16...........       418,429        443,918
          4.808%, due 06/01/16^..........       193,078        204,839
          6.500%, due 07/01/16...........       521,662        553,439
          6.500%, due 08/01/16...........        29,677         31,485
          6.000%, due 09/01/16...........       140,823        147,701
          6.500%, due 09/01/16...........       184,090        195,304
          6.500%, due 10/01/16...........       385,840        409,344
          5.500%, due 11/01/16...........        16,820         17,416
          5.500%, due 02/01/17...........     1,528,327      1,582,321
          6.500%, due 02/01/17...........       227,143        240,979
          6.000%, due 03/01/17...........       431,949        453,022
          6.000%, due 04/01/17...........       159,264        167,034
          3.500%, due 04/25/17...........     6,040,292      6,031,235
          5.500%, due 05/01/17...........       360,897        373,496
          6.000%, due 05/01/17...........       191,086        200,408
          6.000%, due 06/01/17...........       168,654        176,882
          6.000%, due 07/01/17...........       309,876        324,993
          6.500%, due 07/01/17...........       243,424        258,252
          6.000%, due 08/01/17...........       135,076        141,665
          6.500%, due 10/01/17...........        85,532         90,742
          5.500%, due 11/01/17...........     6,548,245      6,776,847
          5.500%, due 05/01/18...........        56,785         58,753
          6.000%, due 12/01/18...........       119,020        124,200
          5.000%, due 02/01/19...........       188,519        191,776
          5.500%, due 08/01/19...........     4,923,079      5,092,762

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

        ----------------------------------------------------------------
        SECURITY                                PAR           VALUE
        DESCRIPTION                            AMOUNT        (NOTE 2)
        ----------------------------------------------------------------

        U.S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
         5.500%, due 10/01/19.............. $      78,061 $       80,752
         6.000%, due 06/01/22..............    11,184,118     11,647,309
         6.000%, due 09/01/22..............     3,233,246      3,367,159
         6.000%, due 10/01/22..............     2,036,424      2,120,762
         6.000%, due 01/01/23..............     3,509,457      3,654,801
         5.500%, due 06/01/23..............     4,470,764      4,574,830
         8.000%, due 10/01/25..............        14,923         16,244
         3.760%, due 10/01/28^.............     1,063,949      1,102,693
         6.000%, due 06/01/29..............       104,742        108,580
         5.750%, due 06/25/29..............       148,722        148,677
         7.500%, due 09/01/30..............         4,135          4,432
         6.000%, due 12/25/30..............     4,358,427      4,367,843
         6.777%, due 02/01/31^.............     2,541,981      2,589,888
         4.451%, due 09/01/31^.............       594,563        615,328
         2.810%, due 09/18/31^.............     3,625,017      3,647,270
         3.320%, due 04/25/32^.............     1,432,173      1,456,316
         5.573%, due 07/01/32^.............       606,450        614,622
         5.547%, due 09/01/32^.............     1,820,836      1,847,613
         4.826%, due 11/01/32^.............     2,514,243      2,546,059
         5.500%, due 03/01/33..............        66,298         67,385
         5.500%, due 08/01/33..............       870,349        884,617
         5.000%, due 03/01/34..............       788,188        783,322
         5.000%, due 04/01/34..............     2,028,847      2,014,632
         2.530%, due 05/25/34^.............     4,398,567      4,386,897
         5.500%, due 07/01/34..............       959,369        974,833
         5.004%, due 09/01/34^.............    13,193,925     13,398,167
         5.066%, due 09/01/34^.............       935,101        937,627
         5.000%, due 11/01/34..............       498,254        494,763
         4.838%, due 12/01/34^.............     8,799,106      8,932,121
         4.862%, due 12/01/34^.............    24,363,468     24,741,419
         4.808%, due 12/01/36^.............     2,748,421      2,795,036
         2.877%, due 08/01/41^.............    16,685,726     16,768,373
         5.000%, due TBA(a)................    91,700,000     91,779,265
         5.500%, due TBA(a)................    75,200,000     76,505,533
         6.000%, due TBA(a)................    12,100,000     12,512,150
                                                          --------------
                                                             356,689,548
                                                          --------------
        Federal National Mortgage Assoc.,
          REMIC 6.250%, due 10/25/22.......       848,111        850,590
                                                          --------------
        Government National Mortgage Assoc.
          8.250%, due 02/15/09.............        33,107         34,825
         6.000%, due 04/15/14..............       109,677        115,749
         3.375%, due 02/20/22^.............        72,204         73,258
         3.375%, due 04/20/22^.............        10,406         10,581
         3.375%, due 01/20/23^.............       150,734        152,430
         7.000%, due 10/15/23..............        94,195        100,665
         7.500%, due 01/15/26..............        70,643         76,104
         4.625%, due 01/20/26^.............       100,063        101,939
         3.375%, due 02/20/26^.............        80,404         81,759

       -----------------------------------------------------------------
       SECURITY                                 PAR           VALUE
       DESCRIPTION                             AMOUNT        (NOTE 2)
       -----------------------------------------------------------------

       U.S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
        3.375%, due 05/20/26^.............. $     126,867 $      128,672
        4.625%, due 11/20/26^..............        46,311         47,304
        3.375%, due 01/20/27^..............        44,202         44,748
        3.375%, due 02/20/27^..............        44,578         45,111
        3.375%, due 06/20/27^..............        48,744         49,665
        3.750%, due 08/20/27^..............       363,605        368,970
        3.500%, due 09/20/27^..............       198,259        201,080
        4.500%, due 11/20/27^..............       129,574        129,868
        4.625%, due 11/20/27^..............       190,620        195,056
        3.250%, due 02/20/28^..............       111,384        112,245
        3.250%, due 03/20/28^..............       107,880        108,715
        3.375%, due 05/20/28^..............        53,948         54,994
        6.000%, due 09/16/28...............     2,582,628      2,603,181
        3.500%, due 10/20/28^..............       120,521        122,179
        3.375%, due 04/20/29^..............       129,129        130,812
        3.875%, due 04/20/29^..............       242,025        246,157
        3.375%, due 05/20/29^..............       136,550        138,689
        3.500%, due 07/20/29^..............       142,966        145,098
        3.500%, due 08/20/29^..............       123,755        126,060
        3.500%, due 09/20/29^..............       271,892        276,579
        4.000%, due 10/20/29^..............        97,307         99,334
        3.250%, due 01/20/30^..............       466,660        472,496
        3.375%, due 04/20/30^..............       335,842        342,065
        3.375%, due 05/20/30^..............       442,711        451,008
        3.375%, due 06/20/30^..............       178,024        181,395
        4.500%, due 10/20/30^..............        32,325         32,516
        3.500%, due 11/20/30^..............       570,481        581,173
        4.500%, due 11/20/30^..............        34,171         34,374
        4.500%, due 12/20/30^..............        13,059         13,136
        7.500%, due 04/15/31...............     6,368,108      7,163,016
        3.375%, due 04/20/31^..............       396,672        403,157
        3.500%, due 08/20/31^..............        63,096         64,112
        3.500%, due 10/20/31^..............        23,318         24,067
        5.500%, due 11/20/31...............       267,610        267,867
        2.750%, due 03/20/32^..............        10,040         10,087
        3.375%, due 04/20/32^..............        37,419         38,037
        3.500%, due 04/20/32^..............       119,251        120,795
        3.375%, due 05/20/32^..............       509,836        516,815
        4.000%, due 07/20/32^..............        93,725         94,850
        3.000%, due 03/20/33^..............       122,564        122,793
        3.500%, due 09/20/33^..............     1,076,049      1,088,153
        6.000%, due TBA(a).................     4,000,000      4,145,000
                                                          --------------
                                                              22,288,739
                                                          --------------
       Government National Mortgage Assoc.,
         REMIC
         2.910%, due 02/16/30^.............       106,728        107,509
        2.710%, due 01/16/31^..............       500,030        501,845
                                                          --------------
                                                                 609,354
                                                          --------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

        ---------------------------------------------------------------
        SECURITY                            SHARES/PAR       VALUE
        DESCRIPTION                           AMOUNT        (NOTE 2)
        ---------------------------------------------------------------

        U.S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
        U.S. Treasury Bond
          8.875%, due 02/15/19............ $     435,000 $      625,942
         7.875%, due 02/15/21.............     1,000,000      1,351,407
         6.125%, due 11/15/27.............       875,000      1,022,213
         5.250%, due 02/15/29.............       220,000        230,845
         5.375%, due 02/15/31.............     3,565,000      3,856,050
        U.S. Treasury Inflation Index Note
          3.625%, due 01/15/08............       313,082        341,125
         3.875%, due 01/15/09.............    58,657,032     65,762,334
         4.250%, due 01/15/10.............     8,168,112      9,477,248
         3.500%, due 01/15/11.............       438,664        498,329
                                                         --------------
                                                             76,079,036
                                                         --------------
        U.S. Treasury Note
          1.625%, due 04/30/05............    21,400,000     21,354,033
         1.250%, due 05/31/05.............    47,000,000     46,790,709
         2.750%, due 07/31/06.............    24,500,000     24,428,239
         2.500%, due 10/31/06.............    13,000,000     12,882,701
         3.875%, due 05/15/09.............       550,000        558,272
         4.000%, due 06/15/09.............     1,360,000      1,386,297
         3.375%, due 10/15/09.............   122,010,000    120,847,123
         3.500%, due 11/15/09.............     5,750,000      5,724,849
         3.500%, due 12/15/09.............    28,800,000     28,669,507
         0.875%, due 04/15/10.............    44,834,195     44,412,126
         5.000%, due 08/15/11.............       200,000        212,977
         1.875%, due 07/15/13.............    22,758,919     23,418,586
         2.000%, due 07/15/14.............     8,505,672      8,778,126
         4.250%, due 11/15/14.............     7,745,000      7,767,693
                                                         --------------
        Total U.S. Government & Agency Obligations
        (Cost $1,005,439,990)                             1,006,568,658
                                                         --------------
        PREFERRED STOCK - 0.5%
        Federal National Mortgage Assoc.
          7.00%*^.........................       144,321      8,181,197
        Home Ownership Funding 13.331%/
          1.000%++ (144A)(c)..............         2,500        953,827
                                                         --------------
        Total Preferred Stock
        (Cost $8,227,050)                                     9,135,024
                                                         --------------
        RIGHTS - 0.0%
        FOREIGN GOVERNMENT - 0.0%
        United Mexican States
          1.000%, due 06/30/05............     1,500,000         21,375
         1.000%, due 06/30/06.............     1,500,000         36,000
                                                         --------------
        Total Rights (Cost $0)                                   57,375
                                                         --------------
        WARRANTS - 0.0%
        FOREIGN GOVERNMENT - 0.0%
        United Mexican States
          0.000%, due 06/01/07(e)
          (Cost $0).......................     1,500,000         32,100
                                                         --------------

         -------------------------------------------------------------
         SECURITY                             PAR           VALUE
         DESCRIPTION                         AMOUNT        (NOTE 2)
         -------------------------------------------------------------

         OPTIONS - 0.0%
         Eurodollar Put Expire 06/13/2005 $     675,000 $            0
         Eurodollar Put Expire 03/14/2005     1,225,000              0
         Eurodollar Put Expire 06/13/2005     1,350,000              0
                                                        --------------
         Total Options (Cost $16,375)                                0
                                                        --------------

         SHORT-TERM INVESTMENTS - 44.1%
         U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 32.4%
         Federal Home Loan Bank
           2.100%, due 01/03/05+.........   181,200,000    181,189,801
          1.955%, due 01/14/05+..........     9,300,000      9,293,451
         Federal Home Loan Mortgage Corp.
           1.938%, due 01/11/05+.........    14,400,000     14,392,160
          1.930%, due 01/24/05+..........     8,600,000      8,589,396
          1.985%, due 01/25/05+..........    39,700,000     39,647,499
          2.160%, due 02/08/05+..........       800,000        798,176
          2.190%, due 02/15/05+..........    23,800,000     23,734,848
          2.255%, due 02/22/05+..........    13,300,000     13,256,679
          2.100%, due 03/01/05+..........    32,500,000     32,377,623
          2.110%, due 03/01/05+..........    29,000,000     28,899,717
          1.890%, due 03/07/05+..........     3,400,000      3,386,924
          2.183%, due 03/08/05+..........     2,300,000      2,290,238
          2.260%, due 03/14/05+..........     1,000,000        995,480
          2.233%, due 03/15/05+..........       100,000         99,547
         Federal National Mortgage Assoc.
           1.975%, due 01/12/05+.........       800,000        799,516
          1.990%, due 01/19/05+..........    28,800,000     28,771,344
          1.986%, due 01/26/05+..........       100,000         99,857
          2.000%, due 01/26/05+..........     7,700,000      7,689,305
          2.073%, due 02/02/05+..........       200,000        199,618
          2.075%, due 02/02/05+..........     3,800,000      3,792,957
          2.175%, due 02/09/05+..........     3,400,000      3,391,970
          2.197%, due 02/16/05+..........       900,000        897,441
          2.210%, due 02/16/05+..........    27,600,000     27,521,522
          2.203%, due 02/23/05+..........     7,500,000      7,474,778
          2.221%, due 02/23/05+..........    11,600,000     11,561,404
          2.248%, due 03/02/05+..........    30,500,000     30,382,459
          2.299%, due 03/02/05+..........    24,000,000     23,907,831
          2.230%, due 03/15/05+..........       300,000        298,643
          2.390%, due 03/16/05+..........    17,400,000     17,314,510
          2.430%, due 03/23/05+..........     9,400,000      9,348,394
         U.S. Treasury Bill
           0.010%, due 03/03/05+.........       500,000        498,312
          2.175%, due 03/03/05+..........       280,000        278,968
          0.010%, due 03/17/05+..........    11,270,000     11,222,396
          0.010%, due 04/21/05+..........    10,000,000      9,930,400
          0.010%, due 05/05/05+..........    13,000,000     12,895,363
                                                        --------------
                                                           567,228,527
                                                        --------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

       ------------------------------------------------------------------
       SECURITY                                   PAR          VALUE
       DESCRIPTION                               AMOUNT       (NOTE 2)
       ------------------------------------------------------------------

       COMMERCIAL PAPER - 10.4%
       Associates Corp. of North America
         6.200%, due 05/16/05................ $     500,000 $     506,221
       Atlantis One Funding Corp. 1.870%, due
         02/01/05............................     2,000,000     1,996,823
       Bank of America NA 2.440%, due
         03/28/05............................    43,100,000    43,100,000
       CAFCO LLC 1.990%, due 01/10/05........     2,000,000     1,999,024
       CC USA, Inc. 1.920%, due 01/14/05.....     2,000,000     1,998,638
       Citibank N.A. 2.030%, due 01/24/05....    14,900,000    14,900,000
       CRC Funding LLC 1.990%, due 01/10/05
         (144A)..............................     2,000,000     1,999,024
       CXC, Inc. 1.990%, due 01/07/05
         (144A)..............................     2,000,000     1,999,350
       DNB Nor Bank ASA 2.205%, due
         02/11/05............................     2,000,000     1,995,037
       Ford Motor Co. 2.520%, due
         04/08/05............................       400,000       397,284
       Galaxy Funding, Inc. 2.060%, due
         01/27/05 (144A).....................     2,000,000     1,997,068
       General Electric Capital Corp.
         2.320%, due 02/24/05................    37,900,000    37,768,108
        2.340%, due 03/01/05.................       300,000       298,850
       General Motors Acceptance Corp.
         2.404%, due 03/22/05................     6,700,000     6,664,207
        2.495%, due 04/05/05.................       700,000       695,440
       Grampian Funding LLC 2.060%, due
         01/28/05............................     2,000,000     1,996,954
       Greyhawk Capital Corp. 2.430%, due
         05/17/05............................     2,000,000     1,981,743
       Irish Permanent Treasure Plc 2.450%,
         due 05/19/05........................     2,000,000     1,981,320
       Newport Funding Corp. 2.060%, due
         01/24/05............................     2,000,000     1,997,408
       Skandinaviska Enskilda Banken
         2.040%, due 01/27/05................     3,900,000     3,894,254
       Spintab Swedmortgage 2.210%, due
         02/10/05............................     2,000,000     1,995,148
       UBS Finance, Inc.
         2.180%, due 01/03/05................    47,900,000    47,894,199
        1.930%, due 01/24/05.................       800,000       799,013
       Deutsche Telekom Finance 8.250%, due
         06/15/05............................       600,000       614,050
                                                            -------------
                                                              181,469,163
                                                            -------------

         -------------------------------------------------------------
         SECURITY                            PAR           VALUE
         DESCRIPTION                        AMOUNT        (NOTE 2)
         -------------------------------------------------------------

         REPURCHASE AGREEMENT - 1.3%
         State Street Bank & Trust Co.,
           Repurchase Agreement, dated
           12/31/04 at 1.250% to be
           repurchased at $23,634,462 on
           01/03/05 collateralized by
           $23,955,000 FNMA 1.875% due
           02/15/05 with a value of
           $24,108,767.................. $  23,632,000 $   23,632,000
                                                       --------------
         Total Short-Term Investments
         (Cost $772,380,906)                              772,329,690
                                                       --------------

         TOTAL INVESTMENTS - 121.1%
         (Cost $2,114,376,710)                          2,123,771,789

         Other Assets and Liabilities (net) - (21.1%)    (370,709,978)
                                                       --------------

         TOTAL NET ASSETS - 100.0%                     $1,753,061,811
                                                       ==============

PORTFOLIO FOOTNOTES:

^ Variable or floating rate security. The stated rate represents the rate at December 31, 2004.

+ Zero coupon bond- Interest rate represents current yield to maturity.

++Security is a "step-up" bond where coupon increase or step up at a predetermined date. Rate shown are current coupon and next coupon rate when security step up.

(a)Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(b)Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the portfolio's adviser. These securities represent in the aggregate 0.27% of net assets.

(c)Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(d)Security is in default.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


(e) Illiquid securities representing in the aggregate 0.00% of net assets.

(f) A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement by Lehman Brothers, Inc. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed.

Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

AMBAC - Ambac Indemnity Corporation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

REMIC - Real Estate Mortgage Investment Conduit

FNMA - Federal National Mortgage Association

The adviser considers liquid securities as coverage for open derivatives.

The following table summarizes the portfolio composition of the Portfolios' holdings at December 31, 2004 based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

                                                      PERCENT OF
                                                       PORTFOLIO
              PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)
              ---------------------------------------------------
                 AAA/Government/Government Agency        81.74%
                 AA                                       2.17
                 A                                       11.05
                 BBB                                      2.97
                 BB                                       1.68
                 B                                        0.26
                 Below B                                  0.13
                                                        ------
                 Total:                                 100.00%
                                                        ======

                                         STRIKE   NUMBER OF
        PUT OPTIONS           EXPIRATION PRICE    CONTRACTS     VALUE
        ----------------------------------------------------------------
        U.S. Treasury Note
          10 Year Future..... 02/18/2005 $109.00        (211) $ (36,266)
        OTC 3 Month LIBOR
          Interest Rate
          Swap............... 01/07/2005    6.65 (51,800,000)        (1)
        OTC 3 Month LIBOR
          Interest Rate
          Swap............... 01/07/2005    7.00 (11,200,000)        (0)
        OTC 3 Month LIBOR
          Interest Rate
          Swap............... 01/31/2005    4.60 (29,500,000)   (44,988)
        OTC 3 Month LIBOR
          Interest Rate
          Swap............... 09/23/2005    6.00 (19,900,000)   (44,317)
        OTC 3 Month LIBOR
          Interest Rate Swap
          (Written Option
          Premium $2,317,884) 09/23/2005    7.00 (23,200,000)    (7,656)
                                                              ---------
                                                              $(133,228)
                                                              =========

                                         STRIKE   NUMBER OF
        CALL OPTIONS          EXPIRATION PRICE    CONTRACTS     VALUE
        ----------------------------------------------------------------
        U.S. Treasury Note
          10 Year Future..... 02/18/2005 $114.00        (297) $ (69,609)
        OTC 3 Month LIBOR
          Interest Rate
          Swap............... 01/07/2005    4.00 (11,200,000)      (168)
        OTC 3 Month LIBOR
          Interest Rate
          Swap............... 01/31/2005    3.90 (29,500,000)    (5,871)
        OTC 3 Month LIBOR
          Interest Rate Swap
          (Written Option
          Premium $2,243,721) 09/23/2005    4.00 (95,300,000)  (672,437)
                                                              ---------
                                                              $(748,085)
                                                              =========

                            INTEREST
      SECURITIES SOLD SHORT   RATE    MATURITY    PROCEEDS      VALUE
      -------------------------------------------------------------------
       U.S. Treasury Note..   3.25%  08/15/2007 $ 28,974,688 $ 29,052,113
       U.S. Treasury Note..   3.00%  11/15/2007   29,811,367   29,824,230
       U.S. Treasury Note..   4.00%  11/15/2012   27,305,705   27,662,134
       U.S. Treasury Note..   3.88%  02/15/2013    7,235,940    7,204,764
       U.S. Treasury Note..   3.63%  05/15/2013   63,212,098   62,909,906
       U.S. Treasury Note..   4.75%  05/15/2014   26,084,091   26,060,550
       U.S. Treasury Note..   4.25%  08/15/2014   35,789,926   35,690,424
                                                ------------ ------------
                                                $218,413,815 $218,404,121
                                                ============ ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

      -------------------------------------------------------------------
      SECURITY                                                  VALUE
      DESCRIPTION                                     SHARES   (NOTE 2)
      -------------------------------------------------------------------

      CONVERTIBLE BONDS - 0.0%
      AEROSPACE & DEFENSE - 0.0%
      Timco Aviation Services, Inc.,
        8.000%, due 01/02/07(a) (Cost $71)...........    646 $          0
                                                             ------------

      COMMON STOCKS - 99.3%
      AEROSPACE & DEFENSE - 0.6%
      United Defense Industries, Inc.*...............  6,420      303,345
                                                             ------------
      AIRLINES - 0.3%
      ExpressJet Holdings, Inc.*..................... 11,600      149,408
                                                             ------------
      AUTO COMPONENTS - 2.5%
      Cooper Tire & Rubber Co........................ 41,300      890,015
      Tenneco Automotive, Inc.*...................... 21,900      377,556
                                                             ------------
                                                                1,267,571
                                                             ------------
      AUTOMOBILES - 3.9%
      American Axle & Manufacturing Holdings, Inc.... 10,150      311,199
      Autoliv, Inc................................... 22,500    1,086,750
      Monaco Coach Corp.(b).......................... 13,000      267,410
      Winnebago Industries, Inc.(b)..................  8,000      312,480
                                                             ------------
                                                                1,977,839
                                                             ------------
      BANKS - 5.2%
      Commerce Bancorp, Inc.(b)......................  6,337      408,103
      Compass Bancshares, Inc........................ 11,951      581,655
      Flagstar Bancorp, Inc.(b)......................  9,200      207,920
      IndyMac Bancorp, Inc...........................  4,300      148,135
      Providian Financial Corp.*..................... 53,113      874,771
      R&G Financial Corp. - Class B.................. 11,500      447,120
                                                             ------------
                                                                2,667,704
                                                             ------------
      BIOTECHNOLOGY - 1.4%
      Charles River Laboratories International, Inc.* 13,300      611,933
      Neurocrine Biosciences, Inc.*..................  1,945       95,888
                                                             ------------
                                                                  707,821
                                                             ------------
      BUILDING PRODUCTS - 0.5%
      Louisiana-Pacific Corp......................... 10,300      275,422
                                                             ------------
      CHEMICALS - 0.3%
      Macdermid, Inc.................................  4,500      162,450
                                                             ------------
      COMMERCIAL SERVICES & SUPPLIES - 3.4%
      Administaff, Inc.*............................. 25,200      317,772
      Brink's Co. (The).............................. 16,200      640,224
      Rent-A-Center, Inc.*........................... 29,850      791,025
                                                             ------------
                                                                1,749,021
                                                             ------------
      COMMUNICATIONS EQUIPMENT & SERVICES - 0.9%
      Commonwealth Telephone Enterprises, Inc.*......  2,006       99,618
      West Corp.*(b)................................. 10,136      335,603
                                                             ------------
                                                                  435,221
                                                             ------------

         -------------------------------------------------------------
         SECURITY                                            VALUE
         DESCRIPTION                               SHARES   (NOTE 2)
         -------------------------------------------------------------

         COMPUTERS & PERIPHERALS - 2.7%
         SanDisk Corp.*(b)........................ 21,000 $    524,370
         Storage Technology Corp.*................ 26,351      832,955
                                                          ------------
                                                             1,357,325
                                                          ------------
         CONSTRUCTION & ENGINEERING - 3.1%
         NVR, Inc.*...............................  2,062    1,586,503
                                                          ------------
         CONSTRUCTION MATERIALS - 1.4%
         Eagle Materials, Inc.(b).................  8,000      690,800
                                                          ------------
         ELECTRIC SERVICES - 1.7%
         Alliant Energy Corp......................  7,300      208,780
         OGE Energy Corp..........................  5,225      138,515
         Puget Energy, Inc........................ 21,364      527,691
                                                          ------------
                                                               874,986
                                                          ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
         Belden CDT, Inc.(b)......................  8,289      192,305
         Checkpoint Systems, Inc.*................ 20,900      377,245
                                                          ------------
                                                               569,550
                                                          ------------
         ENERGY EQUIPMENT & SERVICES - 1.3%
         Energen Corp............................. 11,000      648,450
                                                          ------------
         FINANCIAL SERVICES - 5.7%
         Accredited Home Lenders Holding Co.*.....  7,500      372,600
         Affiliated Managers Group, Inc.*(b)......  5,200      352,248
         American Capital Strategies, Ltd......... 15,000      500,250
         CompuCredit Corp.*.......................  9,000      246,060
         Delphi Financial Group, Inc..............  3,150      145,372
         Doral Financial Corp.....................  8,071      397,497
         Eaton Vance Corp.........................  5,538      288,807
         Firstfed Financial Corp.*................  7,200      373,464
         Student Loan Corp........................  1,200      220,800
                                                          ------------
                                                             2,897,098
                                                          ------------
         HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
         American Medical Systems Holdings, Inc.*.  8,400      351,204
         EPIX Pharmaceuticals, Inc.*(b)...........  4,900       87,759
         Respironics, Inc.*.......................  6,100      331,596
         Sybron Dental Specialties, Inc.*.........    565       19,990
                                                          ------------
                                                               790,549
                                                          ------------
         HEALTH CARE PROVIDERS & SERVICES - 4.4%
         Health Net, Inc.*........................ 27,300      788,151
         Lincare Holdings, Inc.*..................  7,800      332,670
         Manor Care, Inc.......................... 28,800    1,020,384
         Shopko Stores, Inc.*(b)..................  4,900       91,532
                                                          ------------
                                                             2,232,737
                                                          ------------
         HOUSEHOLD DURABLES - 1.2%
         Whirlpool Corp...........................  8,776      607,387
                                                          ------------
         INSURANCE - 7.6%
         IPC Holdings, Ltd........................  9,169      398,943
         PMI Group, Inc........................... 14,741      615,437

                       See notes to financial statements

                                      128

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

          ------------------------------------------------------------
          SECURITY                                           VALUE
          DESCRIPTION                              SHARES   (NOTE 2)
          ------------------------------------------------------------

          INSURANCE - CONTINUED
          Radian Group, Inc....................... 12,000 $    638,880
          RenaissanceRe Holdings, Ltd............. 20,420    1,063,473
          StanCorp Financial Group, Inc...........  2,100      173,250
          Stewart Information Services Corp.......  7,437      309,751
          W.R. Berkley Corp....................... 11,686      551,229
          WellChoice, Inc.*.......................  2,100      112,140
                                                          ------------
                                                             3,863,103
                                                          ------------
          INTERNET SOFTWARE & SERVICES - 4.6%
          Acxiom Corp............................. 21,000      552,300
          EarthLink, Inc.*........................ 28,640      329,933
          Sabre Holdings Corp. - Class A.......... 33,900      751,224
          United Online, Inc.*(b)................. 61,600      710,248
                                                          ------------
                                                             2,343,705
                                                          ------------
          LEISURE EQUIPMENT & PRODUCTS - 1.6%
          Hasbro, Inc............................. 41,900      812,022
                                                          ------------
          MACHINERY - 5.9%
          Albany International Corp. - Class A....  9,588      337,114
          Flowserve Corp.*........................ 25,700      707,778
          Manitowoc Co., Inc. (The)............... 10,000      376,500
          Terex Corp.*............................ 32,791    1,562,491
                                                          ------------
                                                             2,983,883
                                                          ------------
          MEDIA - 1.0%
          Movie Gallery, Inc.(b).................. 26,651      508,235
                                                          ------------
          METALS & MINING - 1.1%
          Carpenter Technology Corp...............  9,200      537,832
          Mueller Industries, Inc.................  1,300       41,860
                                                          ------------
                                                               579,692
                                                          ------------
          OIL & GAS - 8.3%
          Cabot Oil & Gas Corp.................... 16,387      725,125
          Denbury Resource, Inc.*................. 36,500    1,001,925
          Georgia Gulf Corp....................... 22,634    1,127,173
          Giant Industries, Inc.*(b).............. 10,200      270,402
          Meridian Resource Corp. (The)*(b)....... 38,600      233,530
          Noble Energy, Inc.(b)...................  5,372      331,237
          Vintage Petroleum, Inc.................. 20,500      465,145
          WGL Holdings, Inc.......................  2,800       86,352
                                                          ------------
                                                             4,240,889
                                                          ------------
          PHARMACEUTICALS - 1.1%
          Andrx Corp.*............................ 20,200      440,966
          Connetics Corp.*(b).....................  2,500       60,725
          Telik, Inc.*(b).........................  4,100       78,474
                                                          ------------
                                                               580,165
                                                          ------------
          REAL ESTATE - 5.3%
          CBL & Associates Properties, Inc. (REIT)  3,800      290,130
          Impac Mortgage Holdings, Inc.(REIT).....  5,700      129,219
          National Health Investors, Inc. (REIT).. 12,500      364,750

      -------------------------------------------------------------------
      SECURITY                                                  VALUE
      DESCRIPTION                                     SHARES   (NOTE 2)
      -------------------------------------------------------------------

      REAL ESTATE - CONTINUED
      New Century Financial Corp.*(REIT).............  4,347 $    277,817
      Novastar Financial, Inc.(b)(REIT).............. 14,800      732,600
      RAIT Investment Trust (REIT)...................  2,658       74,344
      Redwood Trust, Inc.(b)(REIT)...................  6,200      384,958
      Senior Housing Properties Trust (REIT)......... 22,507      426,283
                                                             ------------
                                                                2,680,101
                                                             ------------
      RETAIL - SPECIALTY - 7.7%
      Abercrombie & Fitch Co. - Class A.............. 13,600      638,520
      Michaels Stores, Inc........................... 31,785      952,596
      SUPERVALU, Inc................................. 43,156    1,489,745
      Yankee Candle Co., Inc.*....................... 26,064      864,804
                                                             ------------
                                                                3,945,665
                                                             ------------
      SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.7%
      Integrated Device Technology, Inc.*............ 32,352      373,989
                                                             ------------
      SOFTWARE - 7.8%
      BMC Software, Inc.*............................ 77,863    1,448,252
      Cerner Corp.*(a)(b)............................  3,000      159,510
      Citrix Systems, Inc.*.......................... 60,853    1,492,724
      Inter-Tel, Inc................................. 15,000      410,700
      SeaChange Inernationational, Inc.*(b)..........  3,450       60,168
      THQ, Inc.*(b).................................. 12,200      279,868
      Transaction Systems Architects, Inc. - Class A*  5,600      111,160
                                                             ------------
                                                                3,962,382
                                                             ------------
      TELECOMMUNICATION SERVICES - DIVERSIFIED - 2.3%
      Aspect Communications, Inc.*................... 49,900      555,886
      Ptek Holdings, Inc.*........................... 55,358      592,884
                                                             ------------
                                                                1,148,770
                                                             ------------
      TEXTILES, APPAREL & LUXURY GOODS - 1.2%
      Wolverine World Wide, Inc...................... 18,700      587,554
                                                             ------------
      Total Common Stocks (Cost $41,896,518)                   50,561,342
                                                             ------------
      MUTUAL FUNDS - 0.2%
      iShares Russell 2000 Index Fund(b).............    667       86,376
      SPDR Trust Series Fund(b)......................    170       20,548
                                                             ------------
      Total Mutual Funds (Cost $105,923)                          106,924
                                                             ------------

                       See notes to financial statements

                                      129

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

      --------------------------------------------------------------------
      SECURITY                                     SHARES/PAR    VALUE
      DESCRIPTION                                    AMOUNT     (NOTE 2)
      --------------------------------------------------------------------

      SHORT-TERM INVESTMENTS - 11.6%
      State Street Bank & Trust Co., Repurchase
        Agreement, dated 12/31/04 at 0.50% to be
        repurchased at $194,008 on 01/03/05
        collateralized by $200,000 FHLB 1.640%
        due 06/17/05 with a value of $199,211..... $  194,000 $   194,000
      State Street Navigator Securities Lending
        Prime Portfolio(c)........................  5,702,584   5,702,584
                                                              -----------
      Total Short-Term Investments
      (Cost $5,896,584)                                         5,896,584
                                                              -----------

      TOTAL INVESTMENTS - 111.1%
      (Cost $47,899,096)                                      $56,564,850
      Other Assets and Liabilities (net) - (11.1%)             (5,643,869)
                                                              -----------

      TOTAL NET ASSETS - 100.0%                               $50,920,981
                                                              ===========

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) Illiquid securities representing in the aggregate 0.00% of net assets.

(b) All or a portion of security out on loan.

(c) Represents investment of collateral received from securities lending transactions.

REIT - Real Estate Investment Trust

FHLB - Federal Home Loan Bank

                       See notes to financial statements

                                      130

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


      -------------------------------------------------------------------
      SECURITY                                                 VALUE
      DESCRIPTION                                 SHARES      (NOTE 2)
      -------------------------------------------------------------------

      COMMON STOCKS - 87.1%
      AUTO COMPONENTS - 2.7%
      Bandag, Inc.(a)...........................   101,900 $    5,075,639
      Superior Industries International, Inc.(a)   415,300     12,064,465
                                                           --------------
                                                               17,140,104
                                                           --------------
      BANKS - 2.3%
      Brookline Bancorp, Inc.(a)................   504,500      8,233,440
      NewAlliance Bancshares, Inc...............   426,912      6,531,754
                                                           --------------
                                                               14,765,194
                                                           --------------
      CHEMICALS - 1.6%
      Agrium, Inc...............................   606,600     10,221,210
                                                           --------------
      COMMERCIAL SERVICES & SUPPLIES - 2.3%
      On Assignment, Inc.*(a)................... 1,197,560      6,215,336
      Quanta Services, Inc.*(a)................. 1,078,900      8,631,200
                                                           --------------
                                                               14,846,536
                                                           --------------
      COMMUNICATIONS EQUIPMENT - 4.3%
      CommScope, Inc.*(a).......................   511,300      9,663,570
      Comverse Technology, Inc.*................   273,400      6,684,630
      Scientific-Atlanta, Inc...................    37,500      1,237,875
      Sycamore Networks, Inc.*.................. 1,704,449      6,920,063
      Tellabs, Inc.*............................   366,601      3,149,106
                                                           --------------
                                                               27,655,244
                                                           --------------
      COMPUTERS & PERIPHERALS - 1.5%
      Electronics for Imaging, Inc.*............   138,800      2,416,508
      Hutchinson Technology, Inc.*(a)...........   203,615      7,038,971
                                                           --------------
                                                                9,455,479
                                                           --------------
      CONSTRUCTION & ENGINEERING - 1.0%
      Keith Companies, Inc. (The)*..............   359,880      6,258,313
                                                           --------------
      ELECTRICAL EQUIPMENT - 3.9%
      American Power Conversion Corp............   198,500      4,247,900
      Coherent, Inc.*...........................   259,328      7,893,944
      Credence Systems Corp.*(a)................   428,800      3,923,520
      Electro Scientific Industries, Inc.*(a)...   462,060      9,130,306
                                                           --------------
                                                               25,195,670
                                                           --------------
      ELECTRONICS - 3.0%
      Advanced Power Technology, Inc.*..........   154,500      1,195,830
      AVX Corp.(a)..............................   514,200      6,478,920
      Bel Fuse, Inc. - Class A..................   111,088      3,254,878
      Bel Fuse, Inc. - Class B..................    59,277      2,002,970
      Park Electrochemical Corp.................   295,000      6,395,600
                                                           --------------
                                                               19,328,198
                                                           --------------
      FINANCIAL SERVICES - 4.1%
      Ichiyoshi Securities Co., Ltd.............   776,700      7,189,706
      Instinet Group, Inc.*.....................   857,088      5,168,241
      Leucadia National Corp.(a)................   129,700      9,011,556
      Westwood Holdings Group, Inc..............   246,775      4,861,467
                                                           --------------
                                                               26,230,970
                                                           --------------

        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                              SHARES      (NOTE 2)
        ----------------------------------------------------------------

        FOOD PRODUCTS - 1.0%
        Del Monte Pacific, Ltd................. 6,876,000 $    2,885,982
        Industrias Bachoco, S.A. (ADR)(a)......   259,600      3,683,724
                                                          --------------
                                                               6,569,706
                                                          --------------
        HEALTH CARE PROVIDERS & SERVICES - 1.3%
        AMN Healthcare Services, Inc.*(a)......   123,338      1,962,308
        Cross Country Healthcare, Inc.*(a).....   346,000      6,255,680
                                                          --------------
                                                               8,217,988
                                                          --------------
        HOUSEHOLD DURABLES - 2.9%
        Cavco Industries, Inc.*(a).............   151,163      6,794,777
        Coachmen Industries, Inc.(a)...........   199,100      3,456,376
        Skyline Corp...........................   207,600      8,470,080
                                                          --------------
                                                              18,721,233
                                                          --------------
        INDUSTRIAL - DIVERSIFIED - 1.4%
        Trinity Industries, Inc.(a)............   257,500      8,775,600
                                                          --------------
        INSURANCE - 6.2%
        Arch Capital Group Ltd.*...............   180,974      7,003,694
        Brit Insurance Holdings PLC............ 3,642,800      5,494,049
        E-L Financial Corp.....................    23,855      6,697,285
        FBL Financial Group, Inc. - Class A....   277,500      7,922,625
        Montpelier Re Holdings Ltd.(a).........   106,000      4,075,700
        National Western Life Insurance Co.*...     3,400        566,474
        Phoenix Companies, Inc. (The)(a).......   639,300      7,991,250
                                                          --------------
                                                              39,751,077
                                                          --------------
        IT CONSULTING & SERVICES - 0.6%
        Ingram Micro, Inc. - Class A*..........   190,900      3,970,720
                                                          --------------
        LEISURE EQUIPMENT & PRODUCTS - 2.3%
        JAKKS Pacific, Inc.*(a)................   413,979      9,153,076
        Leapfrog Enterprises, Inc.*............   151,200      2,056,320
        Russ Berrie & Co., Inc.(a).............   170,700      3,898,788
                                                          --------------
                                                              15,108,184
                                                          --------------
        MACHINERY - 2.5%
        Alamo Group, Inc.......................   378,700     10,285,492
        Lindsay Manufacturing Co...............   212,700      5,504,676
                                                          --------------
                                                              15,790,168
                                                          --------------
        METALS & MINING - 3.1%
        Fording Canadian Coal Trust(a).........   156,500     12,073,975
        RTI International Metals, Inc.*........   369,200      7,583,368
                                                          --------------
                                                              19,657,343
                                                          --------------
        OIL & GAS - 11.4%
        Pogo Producing Co......................   347,300     16,840,577
        Smedvig ASA - Series A.................   674,600     11,247,513
        St. Mary Land & Exploration Co.(a).....   316,500     13,210,710
        Tidewater, Inc.(a).....................   207,900      7,403,319
        Whiting Petroleum Corp.*...............   517,073     15,641,458
        Willbros Group, Inc.*(a)...............   377,100      8,692,155
                                                          --------------
                                                              73,035,732
                                                          --------------

                       See notes to financial statements

                                      131

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                               SHARES     (NOTE 2)
        ----------------------------------------------------------------

        PAPER & FOREST PRODUCTS - 1.5%
        TimberWest Forest Corp................... 772,200 $    9,678,976
                                                          --------------
        PHARMACEUTICALS - 1.4%
        PAREXEL International Corp.*(a).......... 281,481      5,714,064
        Pharmaceutical Product Development, Inc.*  86,175      3,558,166
                                                          --------------
                                                               9,272,230
                                                          --------------
        REAL ESTATE - 14.7%
        Avatar Holdings, Inc.*(a)................  90,500      4,353,050
        Brascan Corp. - Class A.................. 199,900      7,198,399
        Catellus Development Corp. (REIT)........ 345,945     10,585,917
        Forest City Enterprises, Inc. - Class A.. 201,500     11,596,325
        Jones Lang Lasalle, Inc.*................ 179,300      6,707,613
        LNR Property Corp.(a).................... 209,300     13,167,063
        Origen Financial, Inc. (REIT)............ 603,822      4,516,589
        PS Business Parks, Inc. (REIT)...........  61,200      2,760,120
        St. Joe Co. (The)........................ 246,300     15,812,460
        Trammell Crow Co.*....................... 756,500     13,700,215
        Wellsford Real Properties, Inc.*......... 279,100      4,024,622
                                                          --------------
                                                              94,422,373
                                                          --------------
        RETAIL - MULTILINE - 1.3%
        Kmart Holding Corp.*(a)..................  85,400      8,450,330
                                                          --------------
        RETAIL - SPECIALTY - 2.5%
        Buckle, Inc. (The )...................... 124,800      3,681,600
        Dress Barn, Inc. (The)*.................. 454,800      8,004,480
        Hollywood Entertainment Corp.*........... 325,782      4,264,486
                                                          --------------
                                                              15,950,566
                                                          --------------
        SOFTWARE - 2.5%
        Ascential Software Corp.*................ 414,240      6,756,254
        Geac Computer Corp., Ltd.*............... 893,600      6,567,960
        Sybase, Inc.*............................ 144,900      2,890,755
        Synopsys, Inc.*.......................... 207,500      4,071,150
                                                          --------------
                                                              16,214,969
                                                          --------------
        TEXTILES, APPAREL & LUXURY GOODS - 1.2%
        K-Swiss, Inc. - Class A(a)............... 266,759      7,768,022
                                                          --------------
        TRANSPORTATION - 2.0%
        Alexander & Baldwin, Inc................. 297,031     12,600,055
                                                          --------------
        Total Common Stocks (Cost $405,155,964)              559,123,340
                                                          --------------

        PREFERRED STOCK - 0.2%
        REAL ESTATE - 0.2%
        CRT Properties, Inc. (REIT)
          (Cost $962,500)........................  38,500      1,013,705
                                                          --------------

     ---------------------------------------------------------------------
     SECURITY                                   SHARES/PAR      VALUE
     DESCRIPTION                                  AMOUNT       (NOTE 2)
     ---------------------------------------------------------------------

     SHORT-TERM INVESTMENTS - 32.6%
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/04 at 1.25%
       to be repurchased at $ 33,202,458
       on 01/03/05 collateralized by
       $33,810,000 FNMA 1.55% due
       07/07/07 with a value of
       $33,865,651............................ $ 33,199,000 $  33,199,000
     State Street Bank & Trust Co., Repurchase
       Agreement, dated 12/31/04 at 1.25%
       to be repurchased at $ 48,005,000 on
       01/03/05 collateralized by
       $48,880,000 FNMA 2.32% due
       04/07/06 with a value of $
       48,961,532.............................   48,000,000    48,000,000
     State Street Navigator Securities Lending
       Prime Portfolio(b).....................  128,133,883   128,133,883
                                                            -------------
     Total Short-Term Investments
     (Cost $209,332,883)                                      209,332,883
                                                            -------------

     TOTAL INVESTMENTS - 119.9%
     (Cost $615,451,347)                                      769,469,928

     Other Assets and Liabilities (net) - (19.9%)            (127,664,577)
                                                            -------------

     TOTAL NET ASSETS - 100.0%                              $ 641,805,351
                                                            =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

REIT- Real Estate Investment Trust

FNMA- Federal National Mortgage Association

                       See notes to financial statements

                                      132

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


         --------------------------------------------------------------
         SECURITY                                            VALUE
         DESCRIPTION                             SHARES     (NOTE 2)
         --------------------------------------------------------------

         COMMON STOCKS - 95.8%
         AEROSPACE & DEFENSE - 2.4%
         Alliant Techsystems, Inc.*.............  87,000 $    5,688,060
         Rockwell Collins, Inc.................. 167,000      6,586,480
                                                         --------------
                                                             12,274,540
                                                         --------------
         AIR FREIGHT & LOGISTICS - 0.4%
         Expeditors International of Washington,
           Inc..................................  40,000      2,235,200
                                                         --------------
         AIRLINES - 1.3%
         JetBlue Airways Corp.*(a).............. 118,000      2,739,960
         Southwest Airlines Co.................. 229,000      3,728,120
                                                         --------------
                                                              6,468,080
                                                         --------------
         AUTOMOTIVE - 0.8%
         Oshkosh Truck Corp.....................  64,000      4,376,320
                                                         --------------
         BANKS - 0.2%
         Silicon Valley Bancshares*(a)..........  22,000        986,040
                                                         --------------
         BEVERAGES - 0.6%
         Cott Corp.*(a)......................... 131,000      3,239,630
                                                         --------------
         BIOTECHNOLOGY - 0.3%
         Protein Design Labs, Inc.*(a)..........  69,000      1,425,540
                                                         --------------
         CHEMICALS - 1.0%
         Potash Corporation of Saskatchewan,
           Inc.(a)..............................  64,000      5,315,840
                                                         --------------
         COMMERCIAL SERVICES & SUPPLIES - 7.9%
         Apollo Group, Inc. - Class A*..........  23,000      1,856,330
         Certegy, Inc........................... 142,000      5,045,260
         ChoicePoint, Inc.*..................... 158,000      7,266,420
         Education Management Corp.*............  88,000      2,904,880
         Global Payments, Inc.(a)...............  61,000      3,570,940
         Hewitt Associates, Inc.*...............  75,000      2,400,750
         Iron Mountain, Inc.*(a)................ 152,000      4,634,480
         Manpower, Inc.......................... 107,000      5,168,100
         MoneyGram International, Inc........... 161,000      3,403,540
         Robert Half International, Inc.........  83,000      2,442,690
         Viad Corp..............................  55,000      1,566,950
                                                         --------------
                                                             40,260,340
                                                         --------------
         COMMUNICATIONS EQUIPMENT & SERVICES - 0.4%
         Comverse Technology, Inc.*.............  79,000      1,931,550
                                                         --------------
         COMPUTER SOFTWARE & PROCESSING - 0.4%
         Jack Henry & Associates, Inc...........  97,000      1,931,270
                                                         --------------
         COMPUTERS & PERIPHERALS - 0.1%
         Lexmark International, Inc. - Class A*.   9,000        765,000
                                                         --------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS -
         5.9%
         Danaher Corp...........................  76,000      4,363,160
         Diebold, Inc...........................  69,000      3,845,370
         Flextronics International, Ltd.*....... 243,000      3,358,260
         FLIR Systems, Inc.*(a).................  52,000      3,317,080

        ---------------------------------------------------------------
        SECURITY                                             VALUE
        DESCRIPTION                              SHARES     (NOTE 2)
        ---------------------------------------------------------------

        ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
        FMC Technologies, Inc.*................. 109,000 $    3,509,800
        Gentex Corp.(a)......................... 127,000      4,701,540
        Jabil Circuit, Inc.*.................... 130,000      3,325,400
        Xilinx, Inc............................. 121,000      3,587,650
                                                         --------------
                                                             30,008,260
                                                         --------------
        FINANCIALS - DIVERSIFIED - 4.6%
        Ameritrade Holding Corp.*............... 328,000      4,664,160
        CapitalSource, Inc.*(a)................. 139,000      3,568,130
        Eaton Vance Corp.(a)....................  79,000      4,119,850
        Federated Investors, Inc. - Class B.....  55,000      1,672,000
        Investors Financial Services Corp.(a)...  43,000      2,149,140
        Legg Mason, Inc.........................  49,000      3,589,740
        Waddell & Reed Financial, Inc. - Class A 159,000      3,798,510
                                                         --------------
                                                             23,561,530
                                                         --------------
        FOOD & DRUG RETAILING - 2.5%
        Omnicare, Inc.(a)....................... 191,000      6,612,420
        Shoppers Drug Mart Corp.*...............  31,000        960,327
        Shoppers Drug Mart Corp.* (144A)(c).....  28,000        867,393
        Whole Foods Market, Inc.................  45,000      4,290,750
                                                         --------------
                                                             12,730,890
                                                         --------------
        HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
        Bausch & Lomb, Inc......................  19,000      1,224,740
        Edwards Lifesciences Corp.*.............  76,000      3,135,760
        Gen-Probe, Inc.*........................  36,000      1,627,560
        INAMED Corp.*...........................  15,000        948,750
        Kinetic Concepts, Inc.*(a)..............  68,000      5,188,400
        Varian Medical Systems, Inc.*...........  24,000      1,037,760
        Waters Corp.*...........................  54,000      2,526,660
                                                         --------------
                                                             15,689,630
                                                         --------------
        HEALTH CARE PROVIDERS & SERVICES - 4.1%
        Community Health Systems, Inc.*.........  95,000      2,648,600
        Coventry Health Care, Inc.*.............  39,000      2,070,120
        DaVita, Inc.*...........................  39,000      1,541,670
        Health Management Associates, Inc. -
          Class A(a)............................ 170,000      3,862,400
        Laboratory Corporation of America
          Holdings*............................. 108,000      5,380,560
        Manor Care, Inc......................... 154,000      5,456,220
                                                         --------------
                                                             20,959,570
                                                         --------------
        HOTELS, RESTAURANTS & LEISURE - 2.1%
        Cheesecake Factory, Inc.*(a)............ 101,999      3,311,908
        Fairmont Hotels & Resorts, Inc.(a)...... 157,000      5,438,480
        P.F. Chang's China Bistro, Inc.*(a).....  39,000      2,197,650
                                                         --------------
                                                             10,948,038
                                                         --------------
        HOUSEHOLD DURABLES - 0.8%
        American Standard Cos., Inc.*...........  94,000      3,884,080
                                                         --------------

                       See notes to financial statements

                                      133

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

        ---------------------------------------------------------------
        SECURITY                                             VALUE
        DESCRIPTION                              SHARES     (NOTE 2)
        ---------------------------------------------------------------

        INDUSTRIAL CONGLOMERATES - 2.5%
        ITT Industries, Inc.....................  49,000 $    4,138,050
        Roper Industries, Inc................... 104,000      6,320,080
        Teleflex, Inc...........................  49,800      2,586,612
                                                         --------------
                                                             13,044,742
                                                         --------------
        INSURANCE - 3.8%
        Assurant, Inc........................... 155,000      4,735,250
        Axis Capital Holdings, Ltd.(a)..........  84,000      2,298,240
        Principal Financial Group, Inc..........  81,000      3,316,140
        Protective Life Corp....................  65,000      2,774,850
        Radian Group, Inc.......................  48,000      2,555,520
        Willis Group Holdings, Ltd..............  91,000      3,746,470
                                                         --------------
                                                             19,426,470
                                                         --------------
        INTERNET SOFTWARE & SERVICES - 3.9%
        CheckFree Corp.*........................  87,000      3,312,960
        CNET Networks, Inc.*(a)................. 210,000      2,358,300
        Getty Images, Inc.*.....................  19,000      1,308,150
        IAC/InterActiveCorp*(a).................  67,000      1,850,540
        Juniper Networks, Inc.*.................  75,000      2,039,250
        McAfee, Inc.*........................... 205,000      5,930,650
        Monster Worldwide, Inc.*................ 102,800      3,458,192
                                                         --------------
                                                             20,258,042
                                                         --------------
        IT CONSULTING & SERVICES - 2.3%
        CACI International, Inc. - Class A*(a)..  45,000      3,065,850
        DST Systems, Inc.*...................... 116,000      6,045,920
        Fiserv, Inc.*...........................  65,000      2,612,350
                                                         --------------
                                                             11,724,120
                                                         --------------
        LEISURE EQUIPMENT & PRODUCTS - 1.2%
        Brunswick Corp.......................... 124,000      6,138,000
                                                         --------------
        MEDIA - 4.0%
        Catalina Marketing Corp.(a).............  74,000      2,192,620
        Citadel Broadcasting Corp.*............. 309,000      4,999,620
        Cox Radio, Inc. - Class A*..............  95,000      1,565,600
        Entercom Communications Corp.*..........  79,000      2,835,310
        Rogers Communications, Inc. - Class B(a) 163,000      4,262,450
        Scholastic Corp.*(a)....................  67,000      2,476,320
        XM Satellite Radio Holdings, Inc. -
          Class A*(a)...........................  53,000      1,993,860
                                                         --------------
                                                             20,325,780
                                                         --------------
        METALS & MINING - 1.5%
        Newmont Mining Corp.....................  78,000      3,463,980
        Nucor Corp..............................  84,000      4,396,560
                                                         --------------
                                                              7,860,540
                                                         --------------
        OIL & GAS - 6.0%
        BJ Services Co.......................... 124,000      5,770,960
        Diamond Offshore Drilling, Inc.(a)...... 100,000      4,005,000
        EOG Resources, Inc......................  52,000      3,710,720
        Murphy Oil Corp.........................  66,000      5,309,700

        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                               SHARES     (NOTE 2)
        ----------------------------------------------------------------

        OIL & GAS - CONTINUED
        Smith International, Inc.*...............  86,000 $    4,679,260
        Western Gas Resources, Inc............... 100,000      2,925,000
        XTO Energy, Inc.......................... 124,000      4,387,120
                                                          --------------
                                                              30,787,760
                                                          --------------
        PHARMACEUTICALS - 10.4%
        Abgenix, Inc.*(a)........................  79,000        816,860
        Alkermes, Inc.*(a).......................  88,000      1,239,920
        AmerisourceBergen Corp...................  65,000      3,814,200
        Amylin Pharmaceuticals, Inc.*(a).........  52,000      1,214,720
        Andrx Corp.*.............................  93,000      2,030,190
        Barr Laboratories, Inc.*.................  97,000      4,417,380
        Cephalon, Inc.*(a).......................  86,000      4,375,680
        Elan Corporation Plc (ADR)*(a)........... 125,000      3,406,250
        Eyetech Pharmaceuticals, Inc.*(a)........  38,000      1,729,000
        Gilead Sciences, Inc.*................... 129,000      4,513,710
        Human Genome Sciences, Inc.*(a)..........  90,000      1,081,800
        ImClone Systems, Inc.*...................  24,000      1,105,920
        Invitrogen Corp.*........................  36,000      2,416,680
        IVAX Corp.*.............................. 219,000      3,464,580
        Medimmune, Inc.*......................... 268,000      7,265,480
        Neurocrine Biosciences, Inc.*(a).........  48,000      2,366,400
        Sepracor, Inc.*(a).......................  34,250      2,033,422
        Taro Pharmaceutical Industries, Ltd. -
          Class A*(a)............................  45,000      1,531,350
        Valeant Pharmaceuticals International(a). 129,000      3,399,150
        Vertex Pharmaceuticals, Inc.*(a).........  85,000        898,450
                                                          --------------
                                                              53,121,142
                                                          --------------
        RETAIL - SPECIALTY - 5.7%
        Best Buy Co., Inc........................  65,000      3,862,300
        CDW Corp.................................  66,000      4,379,100
        Dollar Tree Stores, Inc.*................  58,000      1,663,440
        Family Dollar Stores, Inc................ 148,000      4,622,040
        MSC Industrial Direct Co., Inc. - Class A  26,000        935,480
        O' Reilly Automotive, Inc.*(a)...........  61,000      2,748,050
        PETsMART, Inc............................ 139,000      4,938,670
        Ross Stores, Inc......................... 117,000      3,377,790
        Williams-Sonoma, Inc.*...................  77,000      2,698,080
                                                          --------------
                                                              29,224,950
                                                          --------------
        SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.2%
        AMIS Holdings, Inc.*..................... 115,000      1,899,800
        Integrated Circuit Systems, Inc.*........  96,000      2,008,320
        Intersil Corp. - Class A................. 191,000      3,197,340
        Microchip Technology, Inc................ 140,000      3,732,400
        Novellus Systems, Inc.................... 126,000      3,514,140
        PMC-Sierra, Inc.*........................ 169,000      1,901,250
        QLogic Corp.*............................  86,000      3,158,780
        Semtech Corp.*(a)........................  90,000      1,968,300
                                                          --------------
                                                              21,380,330
                                                          --------------

                       See notes to financial statements

                                      134

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)

         --------------------------------------------------------------
         SECURITY                                             VALUE
         DESCRIPTION                               SHARES    (NOTE 2)
         --------------------------------------------------------------

         SOFTWARE - 5.3%
         Adobe Systems, Inc.......................  39,000 $  2,446,860
         Cadence Design Systems, Inc.*(a)......... 290,000    4,004,900
         Citrix Systems, Inc.*....................  30,000      735,900
         Cognos, Inc.*(a).........................  28,000    1,233,680
         Intuit, Inc.*............................  35,000    1,540,350
         Mercury Interactive Corp.*...............  64,000    2,915,200
         NAVTEQ Corp.*............................  93,000    4,311,480
         Red Hat, Inc.*(a)........................ 138,000    1,842,300
         Sungard Data Systems, Inc.*..............  68,000    1,926,440
         VeriSign, Inc.*.......................... 161,000    5,396,720
         VERITAS Software Corp.*..................  23,000      656,650
                                                           ------------
                                                             27,010,480
                                                           ------------
         TELECOMMUNICATION SERVICES - DIVERSIFIED - 2.9%
         ADTRAN, Inc..............................  70,000    1,339,800
         Garmin, Ltd.(a)..........................  66,000    4,015,440
         Harris Corp.............................. 104,000    6,426,160
         Telus Corp...............................  98,000    2,950,345
                                                           ------------
                                                             14,731,745
                                                           ------------
         TELECOMMUNICATION SERVICES - WIRELESS - 2.6%
         Crown Castle International Corp.*........ 223,000    3,710,720
         Nextel Communications, Inc. - Class A*(a)  65,000    1,950,000
         Nextel Partners, Inc. - Class A*......... 195,000    3,810,300
         Western Wireless Corp. - Class A*........ 140,000    4,102,000
                                                           ------------
                                                             13,573,020
                                                           ------------
         TRANSPORTATION - 0.6%
         C.H. Robinson Worldwide, Inc.............  52,000    2,887,040
                                                           ------------
         Total Common Stocks (Cost $401,745,902)            490,485,509
                                                           ------------

     ---------------------------------------------------------------------
     SECURITY                                                   VALUE
     DESCRIPTION                                    SHARES     (NOTE 2)
     ---------------------------------------------------------------------

     SHORT-TERM INVESTMENTS - 19.3%
     State Street Navigator Securities Lending
       Prime Portfolio(b)........................ 76,364,410 $ 76,364,410
     T. Rowe Price Government Reserve
       Investment Fund........................... 22,748,964   22,748,964
                                                             ------------
     Total Short-Term Investments
     (Cost $99,113,374)                                        99,113,374
                                                             ------------

     TOTAL INVESTMENTS - 115.1%
     (Cost $500,859,276)                                      589,598,883

     Other Assets and Liabilities (net) - (15.1%)             (77,376,660)
                                                             ------------

     TOTAL NET ASSETS - 100.0%                               $512,222,223
                                                             ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR - American Depositary Receipt

                       See notes to financial statements

                                      135

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)



          -----------------------------------------------------------
          SECURITY                                         VALUE
          DESCRIPTION                           SHARES    (NOTE 2)
          -----------------------------------------------------------

          COMMON STOCKS - 98.8%
          AIRLINES - 1.0%
          Southwest Airlines Co................  99,330 $   1,617,092
                                                        -------------
          BANKS - 2.4%
          City National Corp...................  11,550       816,007
          Silicon Valley Bancshares*...........  16,260       728,773
          Sovereign Bancorp, Inc...............  51,920     1,170,796
          UCBH Holdings, Inc...................  24,280     1,112,510
                                                        -------------
                                                            3,828,086
                                                        -------------
          BEVERAGES, FOOD & TOBACCO - 0.5%
          Constellation Brands, Inc.*..........  16,010       744,625
                                                        -------------
          BIOTECHNOLOGY - 1.6%
          Genzyme Corp.*.......................  29,930     1,738,035
          MedImmune, Inc.*.....................  27,700       750,947
                                                        -------------
                                                            2,488,982
                                                        -------------
          CHEMICALS - 1.6%
          Ashland, Inc.........................  14,340       837,169
          Eastman Chemical Co..................  11,350       655,236
          Lyondell Chemical Co.................  35,700     1,032,444
                                                        -------------
                                                            2,524,849
                                                        -------------
          COMMERCIAL SERVICES & SUPPLIES - 3.2%
          Alliance Data Systems Corp.*.........  32,640     1,549,747
          Global Payments, Inc.................  17,635     1,032,353
          Manor Care, Inc......................  23,100       818,433
          Robert Half International, Inc.......  53,040     1,560,967
                                                        -------------
                                                            4,961,500
                                                        -------------
          COMMUNICATIONS EQUIPMENT & SERVICES - 3.6%
          American Tower Corp. - Class A*......  43,820       806,288
          Avid Technology, Inc.*...............  22,610     1,396,168
          Polycom, Inc.*.......................  98,250     2,291,190
          Sonus Networks, Inc.*................ 204,800     1,173,504
                                                        -------------
                                                            5,667,150
                                                        -------------
          COMPUTER SERVICES - 0.5%
          Cogent, Inc.*........................  23,660       780,780
                                                        -------------
          COMPUTERS & PERIPHERALS - 2.7%
          Apple Computer, Inc.*................  39,680     2,555,392
          CDW Corp.............................  26,100     1,731,735
                                                        -------------
                                                            4,287,127
                                                        -------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
          Benchmark Electronics, Inc.*.........  34,850     1,188,385
          Sanmina-SCI Corp.*................... 239,190     2,025,939
                                                        -------------
                                                            3,214,324
                                                        -------------
          FINANCIALS - DIVERSIFIED - 6.1%
          Affiliated Managers Group, Inc.*.....  16,965     1,149,209
          Ameritrade Holding Corp.*............  59,720       849,218
          Bear Stearns Cos., Inc...............   6,600       675,246
          Doral Financial Corp.................  18,910       931,318

         -------------------------------------------------------------
         SECURITY                                           VALUE
         DESCRIPTION                             SHARES    (NOTE 2)
         -------------------------------------------------------------

         FINANCIALS - DIVERSIFIED - CONTINUED
         E*TRADE Financial Corp.*............... 119,620 $   1,788,319
         Fiserv, Inc.*..........................  14,825       595,817
         Northern Trust Corp....................  23,590     1,146,002
         SEI Investments Co.....................  14,260       597,922
         T. Rowe Price Group, Inc...............  29,400     1,828,680
                                                         -------------
                                                             9,561,731
                                                         -------------
         FOOD & DRUG RETAILING - 0.5%
         Whole Foods Market, Inc................   8,010       763,754
                                                         -------------
         FOOD PRODUCTS - 0.5%
         McCormick & Co. Inc....................  21,360       824,496
                                                         -------------
         HEALTH CARE EQUIPMENT & SUPPLIES - 7.6%
         Bard (C.R.), Inc.......................  34,050     2,178,519
         Bausch & Lomb, Inc.....................  29,660     1,911,884
         Biomet, Inc............................  32,200     1,397,158
         Cooper Cos., Inc. (The)................  16,070     1,134,381
         Dade Behring Holdings, Inc.*...........  13,060       731,360
         Inamed Corp.*..........................  28,220     1,784,915
         Patterson Cos., Inc.*..................  26,670     1,157,211
         Waters Corp.*..........................  33,490     1,566,997
                                                         -------------
                                                            11,862,425
                                                         -------------
         HEALTH CARE PROVIDERS & SERVICES - 3.1%
         AMERIGROUP Corp.*......................   9,800       741,468
         Laboratory Corporation of America
           Holdings*............................  19,570       974,977
         Medco Health Solutions, Inc.*..........  21,290       885,664
         WellPoint, Inc.*.......................  19,730     2,268,950
                                                         -------------
                                                             4,871,059
                                                         -------------
         HOTELS, RESTAURANTS & LEISURE - 7.8%
         Host Marriott Corp. (REIT).............  40,480       700,304
         Marriott International, Inc. - Class A.  34,480     2,171,550
         MGM MIRAGE*............................  21,120     1,536,269
         P.F. Chang's China Bistro, Inc.*.......  13,820       778,757
         Scientific Games Corp. - Class A*......  48,080     1,146,227
         Starwood Hotels & Resorts Worldwide,
           Inc. - Class B.......................  17,430     1,017,912
         Station Casinos, Inc...................  25,720     1,406,370
         Wynn Resorts Ltd.*.....................  16,390     1,096,819
         Yum! Brands, Inc.......................  49,710     2,345,318
                                                         -------------
                                                            12,199,526
                                                         -------------
         HOUSEHOLD DURABLES - 1.3%
         American Standard Cos., Inc.*..........  24,715     1,021,224
         Harman International Industries, Inc...   7,610       966,470
                                                         -------------
                                                             1,987,694
                                                         -------------
         HOUSEHOLD PRODUCTS - 0.7%
         Clorox Company (The)...................  18,075     1,065,160
                                                         -------------
         INDUSTRIAL CONGLOMERATES - 4.8%
         Eaton Corp.............................  10,755       778,232
         Fisher Scientific Int'l., Inc.*........  34,890     2,176,438

                       See notes to financial statements

                                      136

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


           ----------------------------------------------------------
           SECURITY                                        VALUE
           DESCRIPTION                          SHARES    (NOTE 2)
           ----------------------------------------------------------

           INDUSTRIAL CONGLOMERATES - CONTINUED
           Pentair, Inc........................  33,610 $   1,464,052
           Rockwell Automation, Inc............  35,670     1,767,448
           Roper Industries, Inc...............  20,520     1,247,000
                                                        -------------
                                                            7,433,170
                                                        -------------
           INTERNET & CATALOG RETAIL - 1.3%
           Overstock.com, Inc.*................  11,650       803,850
           Pacificare Health Systems, Inc.*....  21,580     1,219,702
                                                        -------------
                                                            2,023,552
                                                        -------------
           INTERNET SOFTWARE & SERVICES - 10.5%
           Ariba, Inc.*........................  65,060     1,079,996
           Ask Jeeves, Inc.*...................  41,900     1,120,825
           CheckFree Corp.*....................  36,110     1,375,069
           CNET Networks, Inc.*................ 105,890     1,189,145
           F5 Networks, Inc.*..................  31,680     1,543,449
           Juniper Networks, Inc.*............. 116,380     3,164,372
           Macromedia, Inc.*...................  37,550     1,168,556
           McAfee, Inc.*.......................  54,190     1,567,717
           TIBCO Software, Inc.*............... 130,310     1,738,335
           VeriSign, Inc.*.....................  72,950     2,445,284
                                                        -------------
                                                           16,392,748
                                                        -------------
           LEISURE EQUIPMENT & PRODUCTS - 0.7%
           WMS Industries, Inc.*...............  34,520     1,157,801
                                                        -------------
           MEDIA - 2.6%
           DreamWorks Animation SKG, Inc.*.....  31,110     1,166,936
           Monster Worldwide, Inc.*............  64,820     2,180,545
           Sirius Satellite Radio, Inc.*.......  86,170       659,200
                                                        -------------
                                                            4,006,681
                                                        -------------
           METALS & MINING - 1.6%
           AK Steel Holding Corp.*.............  61,190       885,419
           Allegheny Technologies, Inc.........  47,410     1,027,375
           Peabody Energy Corp.................   7,570       612,489
                                                        -------------
                                                            2,525,283
                                                        -------------
           OIL & GAS - 4.0%
           BJ Services Co......................  16,610       773,029
           Grant Prideco, Inc.*................  32,890       659,444
           Range Resources Corp................  37,930       776,048
           Smith International, Inc.*..........  14,180       771,534
           Transocean, Inc.*...................  33,700     1,428,543
           Ultra Petroleum Corp.*..............  14,120       679,596
           XTO Energy, Inc.....................  34,140     1,207,873
                                                        -------------
                                                            6,296,067
                                                        -------------
           PHARMACEUTICALS - 3.6%
           Elan Corp. Plc (ADR)*...............  25,460       693,785
           Eyetech Pharmaceuticals, Inc.*......  17,140       779,870
           Medicines Co.*......................  29,490       849,312
           MGI Pharma, Inc.*...................  41,880     1,173,059

     ---------------------------------------------------------------------
     SECURITY                                                   VALUE
     DESCRIPTION                                     SHARES    (NOTE 2)
     ---------------------------------------------------------------------

     PHARMACEUTICALS - CONTINUED
     Neurocrine Biosciences, Inc.*..................  25,330 $   1,248,769
     Sepracor, Inc.*................................  14,680       871,551
                                                             -------------
                                                                 5,616,346
                                                             -------------
     RETAIL - SPECIALTY - 7.7%
     American Eagle Outfitters, Inc.................  16,680       785,628
     Bed Bath & Beyond, Inc.*.......................  58,440     2,327,665
     Chico's FAS, Inc.*.............................  41,240     1,877,657
     Coach, Inc.*...................................  50,525     2,849,610
     RadioShack Corp................................  33,430     1,099,179
     Urban Outfitters, Inc.*........................  26,380     1,171,272
     Williams-Sonoma, Inc.*.........................  54,780     1,919,491
                                                             -------------
                                                                12,030,502
                                                             -------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS - 7.0%
     Advanced Micro Devices, Inc.*..................  72,500     1,596,450
     Cymer, Inc.*...................................  52,770     1,558,826
     KLA-Tencor Corp.*..............................  42,480     1,978,718
     Lam Research Corp.*............................  70,110     2,026,880
     Marvell Technology Group, Ltd.*................  54,350     1,927,794
     PMC-Sierra, Inc.*.............................. 168,050     1,890,563
                                                             -------------
                                                                10,979,231
                                                             -------------
     SOFTWARE - 2.5%
     ChoicePoint, Inc.*.............................  22,970     1,056,390
     Citrix Systems, Inc.*..........................  44,890     1,101,152
     Cognizant Technology Solutions Corp. - Class A*  39,560     1,674,575
                                                             -------------
                                                                 3,832,117
                                                             -------------
     TELECOMMUNICATION SERVICES - DIVERSIFIED - 1.8%
     Amdocs, Ltd.*..................................  34,920       916,650
     Comverse Technology, Inc.*.....................  78,855     1,928,005
                                                             -------------
                                                                 2,844,655
                                                             -------------
     TELECOMMUNICATION SERVICES - WIRELESS - 1.9%
     Alamosa Holdings, Inc.*........................  65,250       813,668
     NII Holdings Inc. - Class B*...................  21,880     1,038,206
     Western Wireless Corp. - Class A*..............  36,870     1,080,291
                                                             -------------
                                                                 2,932,165
                                                             -------------
     TRANSPORTATION - 2.0%
     Expeditors International of Washington, Inc....  18,395     1,027,913
     Teekay Shipping Corp...........................  21,230       893,995
     Yellow Roadway Corp.*..........................  20,960     1,167,682
                                                             -------------
                                                                 3,089,590
                                                             -------------
     Total Common Stocks (Cost $ 129,909,871)                  154,410,268
                                                             -------------

                       See notes to financial statements

                                      137

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004
(PERCENTAGE OF NET ASSETS)


      --------------------------------------------------------------------
      SECURITY                                       PAR        VALUE
      DESCRIPTION                                   AMOUNT     (NOTE 2)
      --------------------------------------------------------------------

      SHORT-TERM INVESTMENTS - 1.3%
      State Street Bank & Trust Co., Repurchase
        Agreement, dated 12/31/04 at 0.750% to
        be repurchased at $2,065,129 on
        01/03/05 collateralized by $2,115,000
        FHLMC 2.040% due 02/17/06 with a value
        of $2,107,149
        (Cost $2,065,000)........................ $2,065,000 $  2,065,000
                                                             ------------

      TOTAL INVESTMENTS - 100.1%
      (Cost $131,974,871)                                     156,475,268

      Other Assets and Liabilities (net) - (0.1%)                (232,620)
                                                             ------------

      TOTAL NET ASSETS - 100.0%                              $156,242,648
                                                             ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

REIT - Real Estate Investment Trust

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corporation

                       See notes to financial statements

                                      138

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

MET INVESTORS SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

                                                                               Met/AIM           Met/AIM       Goldman Sachs
                                                                         Mid Cap Core Equity Small Cap Growth  Mid-Cap Value
                                                                              Portfolio         Portfolio        Portfolio
                                                                         ------------------- ----------------  -------------
ASSETS
   Investments, at value (Note 2)*                                              $293,291,710     $525,709,212   $218,256,449
   Repurchase Agreement                                                           23,417,000               --     14,328,000
   Cash                                                                                  200        1,261,441            257
   Cash denominated in foreign currencies**                                                2               --             --
   Receivable for investments sold                                                   416,289        5,759,523        231,816
   Receivable for Trust shares sold                                                1,169,381        1,732,487      2,600,426
   Dividends receivable                                                              303,290           68,739        228,208
   Interest receivable                                                                 1,366               --            498
   Other assets                                                                        3,606            6,464          2,023
                                                                         ------------------- ----------------  -------------
     Total assets                                                                318,602,844      534,537,866    235,647,677
                                                                         ------------------- ----------------  -------------
LIABILITIES
   Payables for:
     Investments purchased                                                                --        1,594,128      4,026,945
     Trust shares redeemed                                                         1,191,583        3,360,619      1,446,764
     Unrealized depreciation on forward currency contracts (Note 8)                       --               --             --
     Distribution and services fees - Class B                                         46,833           74,235         25,680
     Distribution and services fees - Class E                                          3,808            1,542             --
     Collateral on securities on loan                                             16,853,169      114,489,873             --
     Investment advisory fee payable (Note 3)                                        180,852          340,829        137,356
     Administration fee payable                                                        4,902            6,897          3,403
     Custodian and accounting fees payable                                             3,950           12,195          6,042
   Accrued expenses                                                                   44,074           54,398         37,327
                                                                         ------------------- ----------------  -------------
     Total liabilities                                                            18,329,171      119,934,716      5,683,517
                                                                         ------------------- ----------------  -------------
NET ASSETS                                                                      $300,273,673     $414,603,150   $229,964,160
                                                                         =================== ================  =============
NET ASSETS REPRESENTED BY:
   Paid in surplus                                                              $236,801,546     $340,590,183   $200,735,232
   Accumulated net realized gain (loss)                                           33,494,575       10,333,746      2,544,922
   Unrealized appreciation (depreciation) on investments, futures
    contracts, options contracts and foreign currency                             29,471,839       63,681,341     26,685,739
   Undistributed (distributions in excess of) net investment income                  505,713           (2,120)        (1,733)
                                                                         ------------------- ----------------  -------------
     Total                                                                      $300,273,673     $414,603,150   $229,964,160
                                                                         =================== ================  =============
NET ASSETS
   Class A                                                                      $ 58,757,399     $ 92,536,638   $126,011,069
                                                                         =================== ================  =============
   Class B                                                                       210,980,738      309,663,832    103,953,091
                                                                         =================== ================  =============
   Class E                                                                        30,535,536       12,402,680             --
                                                                         =================== ================  =============
CAPITAL SHARES OUTSTANDING
   Class A                                                                         4,158,223        7,206,041     10,554,698
                                                                         =================== ================  =============
   Class B                                                                        15,011,334       24,313,464      8,699,886
                                                                         =================== ================  =============
   Class E                                                                         2,166,035          969,101             --
                                                                         =================== ================  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                      $      14.13     $      12.84   $      11.94
                                                                         =================== ================  =============
   Class B                                                                             14.05            12.74          11.95
                                                                         =================== ================  =============
   Class E                                                                             14.10            12.80             --
                                                                         =================== ================  =============

-----------------------------------------------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement                           $263,819,488     $462,027,871   $191,570,711
**Cost of cash denominated in foreign currencies                                           2               --             --

                       See notes to financial statements

Harris Oakmark        Janus          Lord Abbett     Lord Abbett
International   Aggressive Growth  America's Value  Bond Debenture
  Portfolio         Portfolio         Portfolio       Portfolio
--------------  -----------------  ---------------  --------------
$  990,472,197       $672,921,226      $33,967,984  $1,476,621,518
    29,730,000                 --        1,329,000      49,992,000
           708             98,442              429             509
         1,450                 --               --              --
        12,131            384,759               --       2,270,393
     5,103,309          3,751,709           70,565       7,425,585
       930,543            294,798           48,579         115,521
         1,032                 --          134,584      18,649,693
         9,718              8,093           12,987          16,680
--------------  -----------------  ---------------  --------------
 1,026,261,088        677,459,027       35,564,128   1,555,091,899
--------------  -----------------  ---------------  --------------
            --                 --               --              --
     5,435,173          3,107,819               --       7,149,013
     6,253,786                 --               --              --
       124,004             80,200            7,048         181,004
            --                689               --           4,415
   177,932,127         78,013,793               --     215,548,563
       569,392            394,854           18,323         636,608
        12,463              9,217              247          19,812
        38,783              7,996            6,689          14,733
        67,875             57,375           28,520         113,246
--------------  -----------------  ---------------  --------------
   190,433,603         81,671,943           60,827     223,667,394
--------------  -----------------  ---------------  --------------
$  835,827,485       $595,787,084      $35,503,301  $1,331,424,505
==============  =================  ===============  ==============
$  660,221,730       $523,077,508      $31,543,147  $1,230,765,019
    15,522,116         (5,096,007)          82,994     (35,139,345)
   154,004,079         77,807,798        3,883,374      66,428,920
     6,079,560             (2,215)          (6,214)     69,369,911
--------------  -----------------  ---------------  --------------
$  835,827,485       $595,787,084      $35,503,301  $1,331,424,505
==============  =================  ===============  ==============
$  276,392,057       $250,758,147      $        --  $  520,299,766
==============  =================  ===============  ==============
   483,937,135        339,515,122       35,503,301     775,966,535
==============  =================  ===============  ==============
    75,498,293          5,513,815               --      35,158,204
==============  =================  ===============  ==============
    19,247,995         32,777,040               --      41,181,242
==============  =================  ===============  ==============
    33,908,093         44,776,722        2,620,775      61,868,653
==============  =================  ===============  ==============
     5,280,761            726,039               --       2,796,287
==============  =================  ===============  ==============
$        14.36       $       7.65      $        --  $        12.63
==============  =================  ===============  ==============
         14.27               7.58            13.55           12.54
==============  =================  ===============  ==============
         14.30               7.59               --           12.57
==============  =================  ===============  ==============

-------------------------------------------------------------------
$  830,244,505       $595,116,322      $30,084,610  $1,410,192,598
         1,455                 --               --              --

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

                                                                            Lord Abbett        Lord Abbett        Lord Abbett
                                                                         Growth and Income Growth Opportunities  Mid-Cap Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                         ----------------- --------------------  -------------
ASSETS
   Investments, at value (Note 2)*                                          $3,071,109,359          $73,443,963   $330,320,818
   Repurchase Agreement                                                        163,955,000              293,000      9,483,000
   Cash                                                                                589                  385            387
   Receivable for investments sold                                                      --            2,097,178             --
   Receivable for Trust shares sold                                             11,800,496                   --        159,372
   Dividends receivable                                                          4,681,170               20,517        265,137
   Interest receivable                                                               5,693                    4            329
   Other assets                                                                     33,226                  710          3,663
                                                                         ----------------- --------------------  -------------
     Total assets                                                            3,251,585,533           75,855,757    340,232,706
                                                                         ----------------- --------------------  -------------
LIABILITIES
   Payables for:
     Investments purchased                                                      15,682,677              151,849        544,353
     Trust shares redeemed                                                       9,255,063               32,525          7,634
     Distribution and services fees - Class B                                      290,691                7,378         36,693
     Collateral on securities on loan                                           75,009,531           13,086,787     35,247,816
     Investment advisory fee payable (Note 3)                                    1,324,040               30,746        171,581
     Administration fee payable                                                     44,756                1,083          4,472
     Custodian and accounting fees payable                                          17,859                3,943          5,478
   Accrued expenses                                                                212,680               29,276         31,681
                                                                         ----------------- --------------------  -------------
     Total liabilities                                                         101,837,297           13,343,587     36,049,708
                                                                         ----------------- --------------------  -------------
NET ASSETS                                                                  $3,149,748,236          $62,512,170   $304,182,998
                                                                         ================= ====================  =============
NET ASSETS REPRESENTED BY:
   Paid in surplus                                                          $2,573,300,868          $53,515,355   $218,680,142
   Accumulated net realized gain (loss)                                         16,794,047             (556,169)    12,219,629
   Unrealized appreciation (depreciation) on investments, and foreign
    currency                                                                   528,730,437            9,554,478     71,645,111
   Undistributed (distributions in excess of) net investment income             30,922,884               (1,494)     1,638,116
                                                                         ----------------- --------------------  -------------
     Total                                                                  $3,149,748,236          $62,512,170   $304,182,998
                                                                         ================= ====================  =============
NET ASSETS
   Class A                                                                  $1,867,478,477          $26,538,368   $125,062,475
                                                                         ================= ====================  =============
   Class B                                                                   1,282,269,759           35,973,802    179,120,523
                                                                         ================= ====================  =============
   Class E                                                                              --                   --             --
                                                                         ================= ====================  =============
CAPITAL SHARES OUTSTANDING
   Class A                                                                      68,058,169            2,545,370      5,780,050
                                                                         ================= ====================  =============
   Class B                                                                      47,020,506            3,491,140      8,340,102
                                                                         ================= ====================  =============
   Class E                                                                              --                   --             --
                                                                         ================= ====================  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                  $        27.44          $     10.43   $      21.64
                                                                         ================= ====================  =============
   Class B                                                                           27.27                10.30          21.48
                                                                         ================= ====================  =============
   Class E                                                                              --                   --             --
                                                                         ================= ====================  =============

------------------------------------------------------------------------------------------------------------------------------
* Investments at cost, excluding Repurchase Agreement                       $2,542,380,112          $63,889,485   $258,675,707

                       See notes to financial statements

      MetLife            MetLife           MetLife            MetLife
Aggressive Strategy Balanced Strategy Defensive Strategy  Growth Strategy
     Portfolio          Portfolio         Portfolio          Portfolio
------------------- ----------------- ------------------  ---------------
       $304,612,914    $1,561,571,457       $129,852,585   $1,379,729,859
                 --                --                 --               --
                 --                --                 --               --
                 --                --                 --               --
          4,855,636        33,495,978          4,596,106       26,485,130
                 --                --                 --               --
                 --                --                 --               --
                 --                --                 --               --
------------------- ----------------- ------------------  ---------------
        309,468,550     1,595,067,435        134,455,522    1,406,214,989
------------------- ----------------- ------------------  ---------------
          4,855,086        33,495,978          4,595,752       26,485,130
                549                --                354               --
             44,415           228,384             20,537          200,474
                 --                --                 --               --
              3,599            84,590                 --           72,990
              4,754             4,754              4,754            4,754
              4,424             4,424              4,424            4,424
             21,593            21,593             21,592           21,592
------------------- ----------------- ------------------  ---------------
          4,934,420        33,839,723          4,647,413       26,789,364
------------------- ----------------- ------------------  ---------------
       $304,534,130    $1,561,227,712       $129,808,109   $1,379,425,625
=================== ================= ==================  ===============
       $297,846,274    $1,547,406,081       $130,153,417   $1,357,210,069
                 --                --                 --               --
          6,409,313        12,280,495           (468,308)      20,658,397
            278,543         1,541,136            123,000        1,557,159
------------------- ----------------- ------------------  ---------------
       $304,534,130    $1,561,227,712       $129,808,109   $1,379,425,625
=================== ================= ==================  ===============
       $         --    $           --       $         --   $           --
=================== ================= ==================  ===============
        304,534,130     1,561,227,712        129,808,109    1,379,425,625
=================== ================= ==================  ===============
                 --                --                 --               --
=================== ================= ==================  ===============
                 --                --                 --               --
=================== ================= ==================  ===============
         28,480,086       151,485,878         13,044,161      130,653,075
=================== ================= ==================  ===============
                 --                --                 --               --
=================== ================= ==================  ===============
       $         --    $           --       $         --   $           --
=================== ================= ==================  ===============
              10.69             10.31               9.95            10.56
=================== ================= ==================  ===============
                 --                --                 --               --
=================== ================= ==================  ===============

-------------------------------------------------------------------------
       $298,203,602    $1,549,290,963       $130,320,894   $1,359,071,463

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004


                                                                                                            MetLife
                                                                                                            Moderate
                                                                                                       Strategy Portfolio
                                                                                                       ------------------
ASSETS
   Investments, at value (Note 2)*                                                                           $500,471,332
   Repurchase Agreement                                                                                                --
   Cash                                                                                                                --
   Cash denominated in foreign currencies**                                                                            --
   Receivable for investments sold                                                                                     --
   Receivable for Trust shares sold                                                                            11,788,208
   Dividends receivable                                                                                                --
   Interest receivable                                                                                                 --
   Net variation margin on financial futures contracts (Note 7)                                                        --
   Open swap contracts at fair value (Note 10)                                                                         --
   Unrealized appreciation on forward currency contracts (Note 8)                                                      --
   Other assets                                                                                                        --
                                                                                                       ------------------
      Total assets                                                                                            512,259,540
                                                                                                       ------------------
LIABILITIES
   Payables for:
      Investments purchased                                                                                    11,787,761
      Trust shares redeemed                                                                                           448
      Securities sold short, at value ( proceeds $14,626,685) (Note 2)                                                 --
      Unrealized depreciation on forward currency contracts (Note 8)                                                   --
      Outstanding written options***                                                                                   --
      Distribution and services fees - Class B                                                                     73,784
      Distribution and services fees - Class E                                                                         --
      Collateral on securities on loan                                                                                 --
      Interest payable swap position                                                                                   --
      Investment advisory fee payable (Note 3)                                                                     16,859
      Administration fee payable                                                                                    4,754
      Custodian and accounting fees payable                                                                         4,424
   Accrued expenses                                                                                                21,592
                                                                                                       ------------------
      Total liabilities                                                                                        11,909,622
                                                                                                       ------------------
NET ASSETS                                                                                                   $500,349,918
                                                                                                       ==================
NET ASSETS REPRESENTED BY:
   Paid in surplus                                                                                           $499,008,836
   Accumulated net realized gain (loss)                                                                                --
   Unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap
    contracts and foreign currency                                                                                801,115
   Undistributed (distributions in excess of) net investment income                                               539,967
                                                                                                       ------------------
      Total                                                                                                   500,349,918
                                                                                                       ==================
NET ASSETS
   Class A                                                                                                   $         --
                                                                                                       ==================
   Class B                                                                                                    500,349,918
                                                                                                       ==================
   Class E                                                                                                             --
                                                                                                       ==================
CAPITAL SHARES OUTSTANDING
   Class A                                                                                                             --
                                                                                                       ==================
   Class B                                                                                                     49,482,297
                                                                                                       ==================
   Class E                                                                                                             --
                                                                                                       ==================
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                                                   $         --
                                                                                                       ==================
   Class B                                                                                                          10.11
                                                                                                       ==================
   Class E                                                                                                             --
                                                                                                       ==================

--------------------------------------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement                                                         $499,670,216
**Cost of cash denominated in foreign currencies                                                                       --
***Cost of written options                                                                                             --

                                                                                                       MFS Research
                                                                                                       International
                                                                                                         Portfolio
                                                                                                       -------------
ASSETS
   Investments, at value (Note 2)*                                                                      $860,420,328
   Repurchase Agreement                                                                                   21,331,000
   Cash                                                                                                          368
   Cash denominated in foreign currencies**                                                                       --
   Receivable for investments sold                                                                         1,435,411
   Receivable for Trust shares sold                                                                        4,507,202
   Dividends receivable                                                                                      582,265
   Interest receivable                                                                                           741
   Net variation margin on financial futures contracts (Note 7)                                                   --
   Open swap contracts at fair value (Note 10)                                                                    --
   Unrealized appreciation on forward currency contracts (Note 8)                                                 --
   Other assets                                                                                                7,922
                                                                                                       -------------
      Total assets                                                                                       888,285,237
                                                                                                       -------------
LIABILITIES
   Payables for:
      Investments purchased                                                                                3,107,920
      Trust shares redeemed                                                                                4,307,462
      Securities sold short, at value ( proceeds $14,626,685) (Note 2)                                            --
      Unrealized depreciation on forward currency contracts (Note 8)                                              --
      Outstanding written options***                                                                              --
      Distribution and services fees - Class B                                                                91,184
      Distribution and services fees - Class E                                                                 1,382
      Collateral on securities on loan                                                                   168,928,139
      Interest payable swap position                                                                              --
      Investment advisory fee payable (Note 3)                                                               519,940
      Administration fee payable                                                                              10,548
      Custodian and accounting fees payable                                                                   32,040
   Accrued expenses                                                                                           64,275
                                                                                                       -------------
      Total liabilities                                                                                  177,062,890
                                                                                                       -------------
NET ASSETS                                                                                              $711,222,347
                                                                                                       =============
NET ASSETS REPRESENTED BY:
   Paid in surplus                                                                                      $577,755,662
   Accumulated net realized gain (loss)                                                                   35,034,596
   Unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap
    contracts and foreign currency                                                                        95,219,610
   Undistributed (distributions in excess of) net investment income                                        3,212,479
                                                                                                       -------------
      Total                                                                                             $711,222,347
                                                                                                       =============
NET ASSETS
   Class A                                                                                              $303,992,121
                                                                                                       =============
   Class B                                                                                               395,975,066
                                                                                                       =============
   Class E                                                                                                11,255,160
                                                                                                       =============
CAPITAL SHARES OUTSTANDING
   Class A                                                                                                25,930,201
                                                                                                       =============
   Class B                                                                                                33,915,867
                                                                                                       =============
   Class E                                                                                                   962,210
                                                                                                       =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                                              $      11.72
                                                                                                       =============
   Class B                                                                                                     11.68
                                                                                                       =============
   Class E                                                                                                     11.70
                                                                                                       =============

---------------------------------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement                                                    $765,205,825
**Cost of cash denominated in foreign currencies                                                                  --
***Cost of written options                                                                                        --

                                                                                                           Money
                                                                                                          Market
                                                                                                         Portfolio
                                                                                                       ------------
ASSETS
   Investments, at value (Note 2)*                                                                     $121,044,010
   Repurchase Agreement                                                                                  23,684,000
   Cash                                                                                                         365
   Cash denominated in foreign currencies**                                                                      --
   Receivable for investments sold                                                                               --
   Receivable for Trust shares sold                                                                          28,010
   Dividends receivable                                                                                          --
   Interest receivable                                                                                       13,276
   Net variation margin on financial futures contracts (Note 7)                                                  --
   Open swap contracts at fair value (Note 10)                                                                   --
   Unrealized appreciation on forward currency contracts (Note 8)                                                --
   Other assets                                                                                               2,976
                                                                                                       ------------
      Total assets                                                                                      144,772,637
                                                                                                       ------------
LIABILITIES
   Payables for:
      Investments purchased                                                                                      --
      Trust shares redeemed                                                                                 129,799
      Securities sold short, at value ( proceeds $14,626,685) (Note 2)                                           --
      Unrealized depreciation on forward currency contracts (Note 8)                                             --
      Outstanding written options***                                                                             --
      Distribution and services fees - Class B                                                               30,796
      Distribution and services fees - Class E                                                                   --
      Collateral on securities on loan                                                                           --
      Interest payable swap position                                                                             --
      Investment advisory fee payable (Note 3)                                                               50,637
      Administration fee payable                                                                              2,321
      Custodian and accounting fees payable                                                                   4,634
   Accrued expenses                                                                                          39,729
                                                                                                       ------------
      Total liabilities                                                                                     257,916
                                                                                                       ------------
NET ASSETS                                                                                             $144,514,721
                                                                                                       ============
NET ASSETS REPRESENTED BY:
   Paid in surplus                                                                                     $144,522,103
   Accumulated net realized gain (loss)                                                                      (4,960)
   Unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap
    contracts and foreign currency                                                                               --
   Undistributed (distributions in excess of) net investment income                                          (2,422)
                                                                                                       ------------
      Total                                                                                            $144,514,721
                                                                                                       ============
NET ASSETS
   Class A                                                                                             $  3,683,024
                                                                                                       ============
   Class B                                                                                              140,831,697
                                                                                                       ============
   Class E                                                                                                       --
                                                                                                       ============
CAPITAL SHARES OUTSTANDING
   Class A                                                                                                3,683,147
                                                                                                       ============
   Class B                                                                                              140,844,170
                                                                                                       ============
   Class E                                                                                                       --
                                                                                                       ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                                             $       1.00
                                                                                                       ============
   Class B                                                                                                     1.00
                                                                                                       ============
   Class E                                                                                                       --
                                                                                                       ============

--------------------------------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement                                                   $121,044,010
**Cost of cash denominated in foreign currencies                                                                 --
***Cost of written options                                                                                       --

                       See notes to financial statements

                                      144


Neuberger Berman     Oppenheimer      PIMCO Inflation      PIMCO
  Real Estate    Capital Appreciation Protected Bond   PEA Innovation
   Portfolio          Portfolio          Portfolio       Portfolio
---------------- -------------------- ---------------  --------------
    $254,775,654         $958,640,535  $1,707,647,625    $225,481,575
      10,909,000           26,910,000       2,852,000       6,850,000
             604                  908              88             728
              --                   --         527,618              --
              --            2,442,282      31,500,331              --
       1,701,498            5,721,496       7,617,158         975,384
       1,356,162              911,310              --          12,261
             379                  934       2,357,807             238
              --                   --          20,124              --
              --                   --       1,696,309              --
              --                   --          18,042              --
           2,336               12,642           9,859           2,890
---------------- -------------------- ---------------  --------------
     268,745,633          994,640,107   1,754,246,960     233,323,076
---------------- -------------------- ---------------  --------------
       1,304,656            5,307,613     899,604,006              --
       2,017,763            6,691,272       5,717,338         879,105
              --                   --      14,696,389              --
              --                   --              --              --
              --                   --          50,781              --
          37,912              149,861         123,078          25,802
           2,414                   --              --              --
              --           49,353,516              --      29,776,444
              --                   --          89,133              --
         152,449              461,654         344,496         223,865
           4,442                9,883          12,074           3,537
           5,553                9,374           9,903           5,125
          32,413               66,565          63,254          40,894
---------------- -------------------- ---------------  --------------
       3,557,602           62,049,738     920,710,452      30,954,772
---------------- -------------------- ---------------  --------------
    $265,188,031         $932,590,369  $  833,536,508    $202,368,304
================ ==================== ===============  ==============
    $219,901,071         $860,662,163  $  820,436,455    $202,101,764
         826,999            5,086,873      (1,110,172)    (15,570,588)
      44,064,459           66,409,391      14,234,514      15,839,761
         395,502              431,942         (24,289)         (2,633)
---------------- -------------------- ---------------  --------------
    $265,188,031         $932,590,369  $  833,536,508    $202,368,304
================ ==================== ===============  ==============
    $ 77,067,582         $297,965,127  $  331,267,438    $ 81,800,676
================ ==================== ===============  ==============
     167,209,641          634,625,242     502,269,070     100,242,016
================ ==================== ===============  ==============
      20,910,808                   --              --      20,325,613
================ ==================== ===============  ==============
       6,180,529           35,659,977      31,146,895      17,702,019
================ ==================== ===============  ==============
      13,408,224           76,391,037      47,232,343      21,893,383
================ ==================== ===============  ==============
       1,677,013                   --              --       4,427,013
================ ==================== ===============  ==============
    $      12.47         $       8.36  $        10.64    $       4.62
================ ==================== ===============  ==============
           12.47                 8.31           10.63            4.58
================ ==================== ===============  ==============
           12.47                   --              --            4.59
================ ==================== ===============  ==============

----------------------------------------------------------------------
    $210,711,195         $892,232,245  $1,694,725,331    $209,641,814
              --                   --         527,016              --
              --                   --         110,391

                       See notes to financial statements

                                      145

MET INVESTORS SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004


                                                                                                           PIMCO
                                                                                                        Total Return
                                                                                                         Portfolio
                                                                                                       --------------
ASSETS
   Investments, at value (Note 2)*                                                                     $2,100,139,789
   Repurchase Agreement                                                                                    23,632,000
   Cash                                                                                                       805,313
   Cash denominated in foreign currencies**                                                                10,085,658
   Receivable for investments sold                                                                        225,990,332
   Receivable for Trust shares sold                                                                         9,536,263
   Dividends receivable                                                                                            --
   Interest receivable                                                                                      9,974,968
   Net variation margin on financial futures contracts (Note 7)                                             1,523,136
   Unrealized appreciation on forward currency contracts (Note 8)                                           1,373,156
   Other assets                                                                                                20,729
                                                                                                       --------------
      Total assets                                                                                      2,383,081,344
                                                                                                       --------------
LIABILITIES
   Payables for:
      Investments purchased                                                                               124,326,657
      When-issued / delayed delivery investments (Note 2)                                                 260,381,578
      Trust shares redeemed                                                                                 4,135,199
      Securities sold short, at value ( proceeds $218,413,814) (Note 2)                                   218,404,122
      Open swap contracts at fair value (Note 10)                                                          15,022,433
      Outstanding written options***                                                                          881,312
      Distribution and services fees - Class B                                                                224,947
      Distribution and services fees - Class E                                                                 18,778
      Collateral on securities on loan                                                                             --
      Interest payable swap position                                                                        5,733,940
      Investment advisory fee payable (Note 3)                                                                701,442
      Administration fee payable                                                                               21,621
      Custodian and accounting fees payable                                                                    24,637
   Accrued expenses                                                                                           142,867
                                                                                                       --------------
      Total liabilities                                                                                   630,019,533
                                                                                                       --------------
NET ASSETS                                                                                             $1,753,061,811
                                                                                                       ==============
NET ASSETS REPRESENTED BY:
   Paid in surplus                                                                                     $1,738,743,146
   Accumulated net realized gain (loss)                                                                     8,349,265
   Unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap
    contracts and foreign currency                                                                          6,624,166
   Undistributed (distributions in excess of) net investment income                                          (654,766)
                                                                                                       --------------
      Total                                                                                            $1,753,061,811
                                                                                                       ==============
NET ASSETS
   Class A                                                                                             $  577,981,535
                                                                                                       ==============
   Class B                                                                                              1,028,516,792
                                                                                                       ==============
   Class E                                                                                                146,563,484
                                                                                                       ==============
CAPITAL SHARES OUTSTANDING
   Class A                                                                                                 50,716,821
                                                                                                       ==============
   Class B                                                                                                 90,890,100
                                                                                                       ==============
   Class E                                                                                                 12,928,080
                                                                                                       ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                                             $        11.40
                                                                                                       ==============
   Class B                                                                                                      11.32
                                                                                                       ==============
   Class E                                                                                                      11.34
                                                                                                       ==============

-----------------------------------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement                                                   $2,090,744,710
**Cost of cash denominated in foreign currencies                                                           10,027,304
***Cost of written options                                                                                  4,561,605

                                                                                                            Met/Putnam
                                                                                                       Capital Opportunities
                                                                                                             Portfolio
                                                                                                       ---------------------
ASSETS
   Investments, at value (Note 2)*                                                                               $56,370,850
   Repurchase Agreement                                                                                              194,000
   Cash                                                                                                                  776
   Cash denominated in foreign currencies**                                                                               --
   Receivable for investments sold                                                                                   149,455
   Receivable for Trust shares sold                                                                                       --
   Dividends receivable                                                                                               70,621
   Interest receivable                                                                                                    29
   Net variation margin on financial futures contracts (Note 7)                                                           --
   Unrealized appreciation on forward currency contracts (Note 8)                                                         --
   Other assets                                                                                                          651
                                                                                                       ---------------------
      Total assets                                                                                                56,786,382
                                                                                                       ---------------------
LIABILITIES
   Payables for:
      Investments purchased                                                                                           66,643
      When-issued / delayed delivery investments (Note 2)                                                                 --
      Trust shares redeemed                                                                                           15,835
      Securities sold short, at value ( proceeds $218,413,814) (Note 2)
      Open swap contracts at fair value (Note 10)                                                                         --
      Outstanding written options***                                                                                      --
      Distribution and services fees - Class B                                                                           837
      Distribution and services fees - Class E                                                                            --
      Collateral on securities on loan                                                                             5,702,584
      Interest payable swap position                                                                                      --
      Investment advisory fee payable (Note 3)                                                                        36,517
      Administration fee payable                                                                                         902
      Custodian and accounting fees payable                                                                            9,160
   Accrued expenses                                                                                                   32,923
                                                                                                       ---------------------
      Total liabilities                                                                                            5,865,401
                                                                                                       ---------------------
NET ASSETS                                                                                                       $50,920,981
                                                                                                       =====================
NET ASSETS REPRESENTED BY:
   Paid in surplus                                                                                               $48,454,763
   Accumulated net realized gain (loss)                                                                           (6,321,508)
   Unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap
    contracts and foreign currency                                                                                 8,665,754
   Undistributed (distributions in excess of) net investment income                                                  121,972
                                                                                                       ---------------------
      Total                                                                                                      $50,920,981
                                                                                                       =====================
NET ASSETS
   Class A                                                                                                       $46,897,988
                                                                                                       =====================
   Class B                                                                                                         4,022,993
                                                                                                       =====================
   Class E                                                                                                                --
                                                                                                       =====================
CAPITAL SHARES OUTSTANDING
   Class A                                                                                                         3,318,870
                                                                                                       =====================
   Class B                                                                                                           287,234
                                                                                                       =====================
   Class E                                                                                                                --
                                                                                                       =====================
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                                                       $     14.13
                                                                                                       =====================
   Class B                                                                                                             14.01
                                                                                                       =====================
   Class E                                                                                                                --
                                                                                                       =====================

------------------------------------------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement                                                             $47,705,096
**Cost of cash denominated in foreign currencies                                                                          --
***Cost of written options

                                                                                                        Third Avenue
                                                                                                       Small Cap Value
                                                                                                          Portfolio
                                                                                                       ---------------
ASSETS
   Investments, at value (Note 2)*                                                                        $688,270,928
   Repurchase Agreement                                                                                     81,199,000
   Cash                                                                                                            449
   Cash denominated in foreign currencies**                                                                         --
   Receivable for investments sold                                                                           1,485,000
   Receivable for Trust shares sold                                                                          4,051,078
   Dividends receivable                                                                                        769,920
   Interest receivable                                                                                           2,819
   Net variation margin on financial futures contracts (Note 7)                                                     --
   Unrealized appreciation on forward currency contracts (Note 8)                                                   --
   Other assets                                                                                                  7,496
                                                                                                       ---------------
      Total assets                                                                                         775,786,690
                                                                                                       ---------------
LIABILITIES
   Payables for:
      Investments purchased                                                                                  1,600,099
      When-issued / delayed delivery investments (Note 2)                                                           --
      Trust shares redeemed                                                                                  3,676,671
      Securities sold short, at value ( proceeds $218,413,814) (Note 2)
      Open swap contracts at fair value (Note 10)                                                                   --
      Outstanding written options***                                                                                --
      Distribution and services fees - Class B                                                                 101,537
      Distribution and services fees - Class E                                                                      --
      Collateral on securities on loan                                                                     128,133,883
      Interest payable swap position                                                                                --
      Investment advisory fee payable (Note 3)                                                                 395,071
      Administration fee payable                                                                                 9,254
      Custodian and accounting fees payable                                                                      8,444
   Accrued expenses                                                                                             56,380
                                                                                                       ---------------
      Total liabilities                                                                                    133,981,339
                                                                                                       ---------------
NET ASSETS                                                                                                $641,805,351
                                                                                                       ===============
NET ASSETS REPRESENTED BY:
   Paid in surplus                                                                                        $485,339,385
   Accumulated net realized gain (loss)                                                                      2,441,495
   Unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap
    contracts and foreign currency                                                                         154,022,131
   Undistributed (distributions in excess of) net investment income                                              2,340
                                                                                                       ---------------
      Total                                                                                               $641,805,351
                                                                                                       ===============
NET ASSETS
   Class A                                                                                                $206,346,615
                                                                                                       ===============
   Class B                                                                                                 435,458,736
                                                                                                       ===============
   Class E                                                                                                          --
                                                                                                       ===============
CAPITAL SHARES OUTSTANDING
   Class A                                                                                                  14,349,821
                                                                                                       ===============
   Class B                                                                                                  30,307,113
                                                                                                       ===============
   Class E                                                                                                          --
                                                                                                       ===============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   Class A                                                                                                $      14.38
                                                                                                       ===============
   Class B                                                                                                       14.37
                                                                                                       ===============
   Class E                                                                                                          --
                                                                                                       ===============

----------------------------------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement                                                      $534,252,347
**Cost of cash denominated in foreign currencies                                                                    --
***Cost of written options

                       See notes to financial statements

                                      146


T. Rowe Price       Turner
Mid-Cap Growth  Mid-Cap Growth
  Portfolio       Portfolio
--------------  --------------
  $589,598,883    $154,410,268
            --       2,065,000
            --             813
            --              --
     1,032,580              --
     1,391,711       1,463,152
       139,547          47,491
        45,260              43
            --              --
            --              --
         5,751           1,820
--------------  --------------
   592,213,732     157,988,587
--------------  --------------
     1,879,161         183,440
            --              --
     1,291,237       1,388,532
            --              --
            --              --
            --              --
        76,128          20,648
            --              --
    76,364,410              --
            --              --
       313,399         108,875
         7,812           2,532
         8,419           7,719
        50,943          34,193
--------------  --------------
    79,991,509       1,745,939
--------------  --------------
  $512,222,223    $156,242,648
==============  ==============
  $408,722,291    $135,359,755
    14,455,586      (3,615,771)
    89,052,114      24,500,397
        (7,768)         (1,733)
--------------  --------------
  $512,222,223    $156,242,648
==============  ==============
  $145,735,567    $ 76,495,127
==============  ==============
   345,012,163      79,747,521
==============  ==============
    21,474,493              --
==============  ==============
    19,294,635       6,810,572
==============  ==============
    46,163,851       7,104,659
==============  ==============
     2,861,385              --
==============  ==============
  $       7.55    $      11.23
==============  ==============
          7.47           11.22
==============  ==============
          7.50              --
==============  ==============

-------------------------------
  $500,859,276    $129,909,871
            --              --

                       See notes to financial statements

                                      147

MET INVESTORS SERIES TRUST

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                        Met/AIM Mid Cap  Met/AIM Small
                                                                                          Core Equity     Cap Growth
                                                                                           Portfolio       Portfolio
                                                                                        ---------------  -------------
INVESTMENT INCOME:
    Dividends (1)                                                                           $ 3,054,622    $   487,471
    Interest (2)                                                                                332,428        421,295
                                                                                        ---------------  -------------
       Total investment income                                                                3,387,050        908,766
                                                                                        ---------------  -------------
EXPENSES:
    Investment advisory fee (Note 3)                                                          1,976,021      3,190,382
    Deferred Expense Reimbursement (Note 3)                                                     122,843        197,306
    Administration fees                                                                          63,734         78,846
    Custody and accounting fees                                                                  80,151        185,399
    Distribution fee - Class B                                                                  588,239        830,003
    Distribution fee - Class E                                                                   39,852         15,727
    Transfer agent fees                                                                          25,028         24,433
    Audit                                                                                        19,425         19,425
    Legal                                                                                        19,960         20,612
    Trustee fees and expenses                                                                    15,642         15,642
    Shareholder reporting                                                                        28,542         38,153
    Insurance                                                                                     7,236          9,268
    Organizational expense                                                                           --             --
    Other                                                                                         1,879          1,879
                                                                                        ---------------  -------------
       Total expenses                                                                         2,988,552      4,627,075
       Less fees waived and expenses reimbursed by the adviser                                       --             --
       Less broker commission recapture                                                        (100,644)      (102,162)
                                                                                        ---------------  -------------
    Net expenses                                                                              2,887,908      4,524,913
                                                                                        ---------------  -------------
    Net investment income                                                                       499,142     (3,616,147)
                                                                                        ---------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS, OPTIONS CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY
RELATED TRANSACTIONS
    Net realized gain (loss) on:
       Investments                                                                           33,878,964     10,209,020
       Futures contracts                                                                             --      1,103,650
       Options contracts                                                                             --        595,994
       Foreign currency related transactions                                                         --             --
                                                                                        ---------------  -------------
          Net realized gain (loss) on investments, futures contracts, options
            contracts, swap contracts and foreign currency related transactions              33,878,964     11,908,664
                                                                                        ---------------  -------------
    Unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap contracts and foreign currency
          Beginning of period                                                                28,622,011     38,922,960
          End of period                                                                      29,471,839     63,681,341
                                                                                        ---------------  -------------
    Net change in unrealized appreciation (depreciation) on investments, futures
       contracts, options contracts, swap contracts and foreign currency                        849,828     24,758,381
                                                                                        ---------------  -------------
    Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign currency related
       transactions                                                                          34,728,792     36,667,045
                                                                                        ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $35,227,934    $33,050,898
                                                                                        ===============  =============

------------------------------------------------------------------------------------------------------------------------
(1)Dividend income is net of withholding taxes of:                                          $    26,463    $       987
(2)Interest income includes security lending income of:                                          14,955        145,509
*For the period 5/1/2004 (commencement of operations) through 12/31/2004.

                                                                                        Goldman Sachs
                                                                                        Mid-Cap Value
                                                                                         Portfolio*
                                                                                        -------------
INVESTMENT INCOME:
    Dividends (1)                                                                         $ 1,676,626
    Interest (2)                                                                               32,289
                                                                                        -------------
       Total investment income                                                              1,708,915
                                                                                        -------------
EXPENSES:
    Investment advisory fee (Note 3)                                                          677,715
    Deferred Expense Reimbursement (Note 3)                                                        --
    Administration fees                                                                        23,266
    Custody and accounting fees                                                                55,526
    Distribution fee - Class B                                                                202,438
    Distribution fee - Class E                                                                     --
    Transfer agent fees                                                                        15,654
    Audit                                                                                      18,800
    Legal                                                                                      11,696
    Trustee fees and expenses                                                                  10,720
    Shareholder reporting                                                                       8,693
    Insurance                                                                                   1,875
    Organizational expense                                                                      2,255
    Other                                                                                         508
                                                                                        -------------
       Total expenses                                                                       1,029,146
       Less fees waived and expenses reimbursed by the adviser                                   (876)
       Less broker commission recapture                                                        (9,518)
                                                                                        -------------
    Net expenses                                                                            1,018,752
                                                                                        -------------
    Net investment income                                                                     690,163
                                                                                        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS, OPTIONS CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY
RELATED TRANSACTIONS
    Net realized gain (loss) on:
       Investments                                                                          4,549,248
       Futures contracts                                                                           --
       Options contracts                                                                           --
       Foreign currency related transactions                                                       --
                                                                                        -------------
          Net realized gain (loss) on investments, futures contracts, options
            contracts, swap contracts and foreign currency related transactions             4,549,248
                                                                                        -------------
    Unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap contracts and foreign currency
          Beginning of period                                                                      --
          End of period                                                                    26,685,739
                                                                                        -------------
    Net change in unrealized appreciation (depreciation) on investments, futures
       contracts, options contracts, swap contracts and foreign currency                   26,685,739
                                                                                        -------------
    Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign currency related
       transactions                                                                        31,234,987
                                                                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $31,925,150
                                                                                        =============

------------------------------------------------------------------------------------------------------
(1)Dividend income is net of withholding taxes of:                                        $     2,911
(2)Interest income includes security lending income of:                                            --
*For the period 5/1/2004 (commencement of operations) through 12/31/2004.

                       See notes to financial statements

                                      148


Harris Oakmark       Janus          Lord Abbett     Lord Abbett
International      Aggressive     America's Value  Bond Debenture
  Portfolio     Growth Portfolio     Portfolio       Portfolio
--------------  ----------------  ---------------  --------------
  $ 13,459,134       $ 4,228,962       $  470,322     $ 2,729,295
       440,422           393,708          336,048      73,993,608
--------------  ----------------  ---------------  --------------
    13,899,556         4,622,670          806,370      76,722,903
--------------  ----------------  ---------------  --------------
     4,799,579         3,367,260          127,243       6,799,252
        70,893           286,247               --              --
       118,415            95,178            7,083         233,568
       552,694           147,921           58,854         202,226
     1,235,386           957,447           48,939       2,279,043
        69,836             7,423               --          45,942
        24,121            20,782            6,701          24,932
        20,500            19,426           23,600          20,250
        19,960            19,960           21,847          19,960
        15,642            15,643           15,548          15,643
        78,738            63,401            1,474         125,144
        13,276            11,263              390          32,477
            --                --               --              --
         1,879             1,879            1,879           2,480
--------------  ----------------  ---------------  --------------
     7,020,919         5,013,830          313,558       9,800,917
            --                --          (98,677)             --
       (94,306)          (62,625)          (1,489)             --
--------------  ----------------  ---------------  --------------
     6,926,613         4,951,205          213,392       9,800,917
--------------  ----------------  ---------------  --------------
     6,972,943          (328,535)         592,978      66,921,986
--------------  ----------------  ---------------  --------------
    16,381,524         5,126,655          420,310      19,498,066
            --                --               --              --
            --                --               --              --
       126,723                --               --              --
--------------  ----------------  ---------------  --------------

    16,508,247         5,126,655          420,310      19,498,066
--------------  ----------------  ---------------  --------------
    51,180,253        36,494,001          893,601      59,281,208
   154,004,079        77,807,798        3,883,374      66,428,920
--------------  ----------------  ---------------  --------------
   102,823,826        41,313,797        2,989,773       7,147,712
--------------  ----------------  ---------------  --------------


   119,332,073        46,440,452        3,410,083      26,645,778
--------------  ----------------  ---------------  --------------
  $126,305,016       $46,111,917       $4,003,061     $93,567,764
==============  ================  ===============  ==============

-----------------------------------------------------------------
  $  1,370,690       $   124,342       $      171     $     2,850
       339,641            50,886               --         347,039

                       See notes to financial statements

                                      149

MET INVESTORS SERIES TRUST

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2004


                                                                                           Lord Abbett         Lord Abbett
                                                                                        Growth and Income  Growth Opportunities
                                                                                            Portfolio           Portfolio
                                                                                        -----------------  --------------------
INVESTMENT INCOME:
    Dividends (1)                                                                            $ 48,513,913            $  249,131
    Interest (2)                                                                                  672,920                22,411
                                                                                        -----------------  --------------------
       Total investment income                                                                 49,186,833               271,542
                                                                                        -----------------  --------------------
EXPENSES:
    Investment advisory fee (Note 3)                                                           13,624,840               396,571
    Deferred Expense Reimbursement (Note 3)                                                       415,534                    --
    Administration fees                                                                           489,964                19,003
    Custody and accounting fees                                                                   259,657                51,575
    Distribution fee - Class B                                                                  3,371,798                76,235
    Distribution fee - Class E                                                                         --                    --
    Transfer agent fees                                                                            15,630                13,220
    Audit                                                                                          15,950                15,199
    Legal                                                                                          19,944                19,960
    Trustee fees and expenses                                                                      15,649                15,652
    Shareholder reporting                                                                         396,998                 4,220
    Insurance                                                                                      81,766                 2,072
    Organization expense                                                                               --                    --
    Other                                                                                           2,070                 1,879
                                                                                        -----------------  --------------------
       Total expenses                                                                          18,709,800               615,586
       Less fees waived and expenses reimbursed by the adviser                                         --               (29,475)
       Less broker commission recapture                                                          (444,971)                   --
                                                                                        -----------------  --------------------
    Net expenses                                                                               18,264,829               586,111
                                                                                        -----------------  --------------------
    Net investment income                                                                      30,922,004              (314,569)
                                                                                        -----------------  --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS, OPTIONS CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY
RELATED TRANSACTIONS
    Net realized gain (loss) on:
       Investments                                                                             92,681,329             5,277,754
       Futures contracts                                                                               --                    --
       Options contracts                                                                               --                    --
       Swap contracts                                                                                  --                    --
       Foreign currency related transactions                                                           --                    --
                                                                                        -----------------  --------------------
          Net realized gain (loss) on investments, futures contracts, options
            contracts, swap contracts and foreign currency related transactions                92,681,329             5,277,754
                                                                                        -----------------  --------------------
    Unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap contracts and foreign currency
          Beginning of period                                                                 316,767,202             7,568,257
          End of period                                                                       528,730,437             9,554,478
                                                                                        -----------------  --------------------
    Net change in unrealized appreciation (depreciation) on investments, futures
       contracts, options contracts, swap contracts and foreign currency                      211,963,235             1,986,221
                                                                                        -----------------  --------------------
    Net realized and unrealized gain (loss) on investments, futures contracts, options
       contracts, swap contracts and foreign currency related transactions                    304,644,564             7,263,975
                                                                                        -----------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $335,566,568            $6,949,406
                                                                                        =================  ====================

---------------------------------------------------------------------------------------------------------------------------------
(1)Dividend income is net of withholding taxes of:                                           $    206,364            $      918
(2)Interest income includes security lending income of:                                            98,700                 9,685
*For the period 11/4/2004 (commencement of operations) through 12/31/2004.

                                                                                         Lord Abbett
                                                                                        Mid-Cap Value
                                                                                          Portfolio
                                                                                        -------------
INVESTMENT INCOME:
    Dividends (1)                                                                         $ 3,858,039
    Interest (2)                                                                               55,089
                                                                                        -------------
       Total investment income                                                              3,913,128
                                                                                        -------------
EXPENSES:
    Investment advisory fee (Note 3)                                                        1,658,919
    Deferred Expense Reimbursement (Note 3)                                                        --
    Administration fees                                                                        52,770
    Custody and accounting fees                                                                68,015
    Distribution fee - Class B                                                                330,343
    Distribution fee - Class E                                                                     --
    Transfer agent fees                                                                        14,152
    Audit                                                                                      19,050
    Legal                                                                                      19,960
    Trustee fees and expenses                                                                  15,642
    Shareholder reporting                                                                      17,326
    Insurance                                                                                   6,869
    Organization expense                                                                           --
    Other                                                                                       1,879
                                                                                        -------------
       Total expenses                                                                       2,204,925
       Less fees waived and expenses reimbursed by the adviser                                     --
       Less broker commission recapture                                                       (13,208)
                                                                                        -------------
    Net expenses                                                                            2,191,717
                                                                                        -------------
    Net investment income                                                                   1,721,411
                                                                                        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS, OPTIONS CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY
RELATED TRANSACTIONS
    Net realized gain (loss) on:
       Investments                                                                         16,015,176
       Futures contracts                                                                           --
       Options contracts                                                                           --
       Swap contracts                                                                              --
       Foreign currency related transactions                                                       --
                                                                                        -------------
          Net realized gain (loss) on investments, futures contracts, options
            contracts, swap contracts and foreign currency related transactions            16,015,176
                                                                                        -------------
    Unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap contracts and foreign currency
          Beginning of period                                                              32,994,154
          End of period                                                                    71,645,111
                                                                                        -------------
    Net change in unrealized appreciation (depreciation) on investments, futures
       contracts, options contracts, swap contracts and foreign currency                   38,650,957
                                                                                        -------------
    Net realized and unrealized gain (loss) on investments, futures contracts, options
       contracts, swap contracts and foreign currency related transactions                 54,666,133
                                                                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $56,387,544
                                                                                        =============

------------------------------------------------------------------------------------------------------
(1)Dividend income is net of withholding taxes of:                                        $     7,436
(2)Interest income includes security lending income of:                                        16,362
*For the period 11/4/2004 (commencement of operations) through 12/31/2004.

                       See notes to financial statements

                                      150


      MetLife             MetLife            MetLife            MetLife
Aggressive Strategy  Balanced Strategy  Defensive Strategy  Growth Strategy
    Portfolio*          Portfolio*          Portfolio*        Portfolio*
-------------------  -----------------  ------------------  ---------------
         $  976,937        $17,141,615          $2,368,666      $10,284,330
                 --                 --                  --               --
-------------------  -----------------  ------------------  ---------------
            976,937         17,141,615           2,368,666       10,284,330
-------------------  -----------------  ------------------  ---------------
             19,094             97,618               8,957           86,163
                 --                 --                  --               --
              4,754              4,754               4,754            4,754
              4,424              4,424               4,424            4,424
             47,736            244,043              22,393          215,408
                 --                 --                  --               --
                606                606                 606              605
             15,800             15,800              15,800           15,800
              3,276              3,276               3,276            3,276
                819                819                 819              819
              1,639              1,639               1,639            1,639
                491                491                 491              491
                 --                 --                  --               --
                 --                 --                  --               --
-------------------  -----------------  ------------------  ---------------
             98,639            373,470              63,159          333,379
            (32,988)           (32,988)            (32,988)         (32,988)
                 --                 --                  --               --
-------------------  -----------------  ------------------  ---------------
             65,651            340,482              30,171          300,391
-------------------  -----------------  ------------------  ---------------
            911,286         16,801,133           2,338,495        9,983,939
-------------------  -----------------  ------------------  ---------------
                 --                 --                  --               --
                 --                 --                  --               --
                 --                 --                  --               --
                 --                 --                  --               --
                 --                 --                  --               --
-------------------  -----------------  ------------------  ---------------
                 --                 --                  --               --
-------------------  -----------------  ------------------  ---------------
                 --                 --                  --               --
          6,409,313         12,280,495            (468,308)      20,658,397
-------------------  -----------------  ------------------  ---------------
          6,409,313         12,280,495            (468,308)      20,658,397
-------------------  -----------------  ------------------  ---------------
          6,409,313         12,280,495            (468,308)      20,658,397
-------------------  -----------------  ------------------  ---------------
         $7,320,599        $29,081,628          $1,870,187      $30,642,336
===================  =================  ==================  ===============

----------------------------------------------------------------------------
         $       --        $        --          $       --      $        --
                 --                 --                  --               --

                       See notes to financial statements

                                      151

MET INVESTORS SERIES TRUST

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2004


                                                                                             MetLife       MFS Research
                                                                                        Moderate Strategy  International
                                                                                           Portfolio**       Portfolio
                                                                                        -----------------  -------------
INVESTMENT INCOME:
    Dividends (1)                                                                              $7,287,468   $  7,858,424
    Interest (2)                                                                                       --        366,471
                                                                                        -----------------  -------------
       Total investment income                                                                  7,287,468      8,224,895
                                                                                        -----------------  -------------
EXPENSES:
    Investment advisory fee (Note 3)                                                               31,850      3,514,055
    Deferred Expense Reimbursement (Note 3)                                                            --        617,855
    Administration fees                                                                             4,754         97,619
    Custody and accounting fees                                                                     4,424        577,961
    Distribution fee - Class B                                                                     79,625        898,544
    Distribution fee - Class E                                                                         --         13,342
    Transfer agent fees                                                                               605         25,474
    Audit                                                                                          15,800         16,824
    Legal                                                                                           3,276         19,960
    Trustee fees and expenses                                                                         819         15,652
    Shareholder reporting                                                                           1,639         65,207
    Insurance                                                                                         491         12,176
    Organizational expense                                                                             --             --
    Other                                                                                              --          1,883
                                                                                        -----------------  -------------
       Total expenses                                                                             143,283      5,876,552
       Less fees waived and expenses reimbursed by the adviser                                    (32,988)            --
       Less broker commission recapture                                                                --        (68,406)
                                                                                        -----------------  -------------
    Net expenses                                                                                  110,295      5,808,146
                                                                                        -----------------  -------------
    Net investment income                                                                       7,177,173      2,416,749
                                                                                        -----------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS,
OPTIONS CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY RELATED
TRANSACTIONS
    Net realized gain (loss) on:
       Investments                                                                                     --     53,491,373
       Futures contracts                                                                               --             --
       Options contracts                                                                               --             --
       Swap contracts                                                                                  --             --
       Foreign currency related transactions                                                           --             --
                                                                                        -----------------  -------------
          Net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign currency related
            transactions                                                                               --     53,491,373
                                                                                        -----------------  -------------
    Unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap contracts and foreign currency
          Beginning of period                                                                          --     43,809,369
          End of period                                                                           801,115     95,219,610
                                                                                        -----------------  -------------
    Net change in unrealized appreciation (depreciation) on investments, futures
       contracts, options contracts, swap contracts and foreign currency                          801,115     51,410,241
                                                                                        -----------------  -------------
    Net realized and unrealized gain (loss) on investments, futures contracts, options
       contracts, swap contracts and foreign currency related transactions                        801,115    104,901,614
                                                                                        -----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                $7,978,288   $107,318,363
                                                                                        =================  =============

--------------------------------------------------------------------------------------------------------------------------
(1)Dividend income is net of withholding taxes of:                                             $       --   $    886,020
(2)Interest income includes security lending income of:                                                --        288,313
*For the period 5/1/2004 (commencement of operations) through 12/31/2004.
**For the period 11/4/2004 (commencement of operations) through 12/31/2004.

                                                                                          Money
                                                                                         Market
                                                                                        Portfolio
                                                                                        ----------
INVESTMENT INCOME:
    Dividends (1)                                                                       $       --
    Interest (2)                                                                         2,634,533
                                                                                        ----------
       Total investment income                                                           2,634,533
                                                                                        ----------
EXPENSES:
    Investment advisory fee (Note 3)                                                       767,884
    Deferred Expense Reimbursement (Note 3)                                                     --
    Administration fees                                                                     44,117
    Custody and accounting fees                                                             51,128
    Distribution fee - Class B                                                             468,582
    Distribution fee - Class E                                                                  --
    Transfer agent fees                                                                     14,597
    Audit                                                                                   19,049
    Legal                                                                                   19,960
    Trustee fees and expenses                                                               15,642
    Shareholder reporting                                                                   13,993
    Insurance                                                                                6,321
    Organizational expense                                                                      --
    Other                                                                                    2,642
                                                                                        ----------
       Total expenses                                                                    1,423,915
       Less fees waived and expenses reimbursed by the adviser                                  --
       Less broker commission recapture                                                         --
                                                                                        ----------
    Net expenses                                                                         1,423,915
                                                                                        ----------
    Net investment income                                                                1,210,618
                                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS,
OPTIONS CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY RELATED
TRANSACTIONS
    Net realized gain (loss) on:
       Investments                                                                              --
       Futures contracts                                                                        --
       Options contracts                                                                        --
       Swap contracts                                                                           --
       Foreign currency related transactions                                                    --
                                                                                        ----------
          Net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign currency related
            transactions                                                                        --
                                                                                        ----------
    Unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap contracts and foreign currency
          Beginning of period                                                                   --
          End of period                                                                         --
                                                                                        ----------
    Net change in unrealized appreciation (depreciation) on investments, futures
       contracts, options contracts, swap contracts and foreign currency                        --
                                                                                        ----------
    Net realized and unrealized gain (loss) on investments, futures contracts, options
       contracts, swap contracts and foreign currency related transactions                      --
                                                                                        ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                        ==========

--------------------------------------------------------------------------------------------------
(1)Dividend income is net of withholding taxes of:                                      $       --
(2)Interest income includes security lending income of:                                         --
*For the period 5/1/2004 (commencement of operations) through 12/31/2004.
**For the period 11/4/2004 (commencement of operations) through 12/31/2004.

                       See notes to financial statements

                                      152


Neuberger Berman      Oppenheimer       PIMCO Inflation      PIMCO
  Real Estate     Capital Appreciation  Protected Bond   PEA Innovation
   Portfolio*          Portfolio           Portfolio       Portfolio
----------------  --------------------  ---------------  --------------
     $ 5,272,053           $11,443,932      $        --    $    870,213
          36,789               242,606        9,593,775         105,200
----------------  --------------------  ---------------  --------------
       5,308,842            11,686,538        9,593,775         975,413
----------------  --------------------  ---------------  --------------
         795,451             4,327,515        3,079,040       1,570,194
              --               239,658               --              --
          30,879               141,502          121,835          44,046
          44,364               181,894          118,449          73,822
         254,676             1,729,128        1,485,102         274,750
           8,137                    --               --              --
          14,375                13,292           13,969          24,877
          18,800                19,423           24,100          19,426
          11,696                19,960           21,438          19,960
          10,720                15,642           15,549          15,642
          10,419                92,642           48,651          15,496
           2,125                18,266           14,030           4,586
           2,255                    --               --              --
             505                 4,929            1,878           1,879
----------------  --------------------  ---------------  --------------
       1,204,402             6,803,851        4,944,041       2,064,678
              --                    --               --              --
         (98,065)              (50,071)              --        (209,461)
----------------  --------------------  ---------------  --------------
       1,106,337             6,753,780        4,944,041       1,855,217
----------------  --------------------  ---------------  --------------
       4,202,505             4,932,758        4,649,734        (879,804)
----------------  --------------------  ---------------  --------------
       6,909,018            49,644,972       40,798,334     (13,318,968)
              --                    --          223,310              --
              --                    --          529,048              --
              --                    --         (659,746)             --
              --               (40,766)        (832,300)             --
----------------  --------------------  ---------------  --------------
       6,909,018            49,604,206       40,058,646     (13,318,968)
----------------  --------------------  ---------------  --------------
              --            65,608,886        4,499,574       6,369,136
      44,064,459            66,409,391       14,234,514      15,839,761
----------------  --------------------  ---------------  --------------
      44,064,459               800,505        9,734,940       9,470,625
----------------  --------------------  ---------------  --------------
      50,973,477            50,404,711       49,793,586      (3,848,343)
----------------  --------------------  ---------------  --------------
     $55,175,982           $55,337,469      $54,443,320    $ (4,728,147)
================  ====================  ===============  ==============

------------------------------------------------------------------------
     $    10,993           $   109,879      $        --    $     34,468
              --                67,435               --          59,785


                       See notes to financial statements

                                      153

MET INVESTORS SERIES TRUST

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2004


                                                                            PIMCO           Met/Putnam        Third Avenue
                                                                         Total Return  Capital Opportunities Small Cap Value
                                                                          Portfolio          Portfolio          Portfolio
                                                                         ------------  --------------------- ---------------
INVESTMENT INCOME:
   Dividends (1)                                                          $   111,732             $  756,881    $  6,766,280
   Interest (2)                                                            33,745,949                 14,302         586,921
                                                                         ------------  --------------------- ---------------
   Total investment income                                                 33,857,681                771,183       7,353,201
                                                                         ------------  --------------------- ---------------
EXPENSES:
   Investment advisory fee (Note 3)                                         6,936,055                426,296       3,556,948
   Deferred Expense Reimbursement (Note 3)                                         --                     --              --
   Administration fees                                                        269,703                 17,807          95,858
   Custody and accounting fees                                                298,125                 76,955         107,065
   Distribution fee - Class B                                               2,530,350                  8,129       1,144,024
   Distribution fee - Class E                                                 211,549                     --              --
   Transfer agent fees                                                         25,828                 18,935          15,437
   Audit                                                                       20,250                 19,050          19,825
   Legal                                                                       19,960                 19,960          19,960
   Trustee fees and expenses                                                   15,642                 15,643          15,642
   Shareholder reporting                                                      211,906                    607          63,203
   Insurance                                                                   39,747                  1,720          11,466
   Organizational expense                                                          --                     --              --
   Other                                                                        5,003                  1,879           1,879
                                                                         ------------  --------------------- ---------------
       Total expenses                                                      10,584,118                606,981       5,051,307
       Less broker commission recapture                                            --                     --              --
                                                                         ------------  --------------------- ---------------
   Net expenses                                                            10,584,118                606,981       5,051,307
                                                                         ------------  --------------------- ---------------
   Net investment income                                                   23,273,563                164,202       2,301,894
                                                                         ------------  --------------------- ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS, OPTIONS CONTRACTS, SWAP CONTRACTS AND FOREIGN
CURRENCY RELATED TRANSACTIONS
   Net realized gain (loss) on:
       Investments                                                          1,229,361              5,976,598      12,395,932
       Futures contracts                                                   42,300,923                     --              --
       Options contracts                                                    2,300,787                     --              --
       Swap contracts                                                       3,465,182                     --              --
       Foreign currency related transactions                                  173,824                     --              --
                                                                         ------------  --------------------- ---------------
          Net realized gain (loss) on investments, futures
            contracts, options contracts, swap contracts and
            foreign currency related transactions                          49,470,077              5,976,598      12,395,932
                                                                         ------------  --------------------- ---------------
   Unrealized appreciation (depreciation) on investments,
       futures contracts, options contracts, swap contracts and
       foreign currency
          Beginning of period                                              12,175,545              6,400,725      52,139,186
          End of period                                                     6,624,166              8,665,754     154,022,131
                                                                         ------------  --------------------- ---------------
   Net change in unrealized appreciation (depreciation) on
       investments, futures contracts, options contracts, swap
       contracts and foreign currency                                      (5,551,381)             2,265,029     101,882,945
                                                                         ------------  --------------------- ---------------
   Net realized and unrealized gain (loss) on investments,
       futures contracts, options contracts, swap contracts and
       foreign currency related transactions                               43,918,696              8,241,627     114,278,877
                                                                         ------------  --------------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $67,192,259             $8,405,829    $116,580,771
                                                                         ============  ===================== ===============

----------------------------------------------------------------------------------------------------------------------------
(1)Dividend income is net of withholding taxes of:                        $        --             $      589    $    154,247
(2)Interest income includes security lending income of:                        77,081                 14,302         147,403
* For the period 5/1/2004 (commencement of operations) through
  12/31/2004.

                       See notes to financial statements

                                      154


T. Rowe Price       Turner
Mid-Cap Growth  Mid-Cap Growth
  Portfolio       Portfolio*
--------------  --------------
   $ 1,566,265     $   269,574
       393,086          21,211
--------------  --------------
     1,959,351         290,785
--------------  --------------
     3,146,034         596,531
       352,377              --
        91,047          20,392
       114,746          56,082
       844,433         170,724
        25,126              --
        24,356          10,255
        19,425          18,801
        19,960          11,696
        15,642          10,721
        33,271           7,635
        11,078           1,711
            --           2,255
         1,878             505
--------------  --------------
     4,699,373         907,308
       (39,737)        (99,519)
--------------  --------------
     4,659,636         807,789
--------------  --------------
    (2,700,285)       (517,004)
--------------  --------------
    34,680,076      (3,615,771)
    (1,015,560)             --
            --              --
            --              --
            --              --
--------------  --------------
    33,664,516      (3,615,771)
--------------  --------------
    52,431,771              --
    89,052,114      24,500,397
--------------  --------------
    36,620,343      24,500,397
--------------  --------------
    70,284,859      20,884,626
--------------  --------------
   $67,584,574     $20,367,622
==============  ==============

-------------------------------
   $    14,377     $       482
        81,281              --


                                      155

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2004

                                                          Met/AIM                           Met/AIM
                                                Mid Cap Core Equity Portfolio      Small Cap Growth Portfolio
                                                ----------------------------      ----------------------------
                                                  Year Ended     Year Ended         Year Ended    Year Ended
                                                 December 31,   December 31,       December 31,  December 31,
                                                     2004           2003               2004          2003
                                                ------------------------------    ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)                 $     499,142   $    (78,825)     $  (3,616,147) $ (1,218,582)
   Net realized gain (loss) on investments,
       futures contracts, options contracts,
       swap contracts and currency related
       transactions                                33,878,964      2,398,416         11,908,664     1,248,513
   Net change in unrealized appreciation
       (depreciation) on investments,
       futures contracts, options contracts,
       swap contracts and foreign currency
       related transactions                           849,828     30,237,070         24,758,381    41,334,926
                                                -------------   ------------  -   -------------  ------------
   Net increase (decrease) in net assets
       resulting from operations                   35,227,934     32,556,661         33,050,898    41,364,857
                                                -------------   ------------  -   -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income
     Class A                                               --         (3,323)                --            --
     Class B                                               --             --                 --            --
     Class E                                               --            (38)                --            --
   From net realized gains
     Class A                                               --        (35,056)                --            --
     Class B                                               --     (1,640,022)                --            --
     Class E                                               --       (154,430)                --            --
                                                -------------   ------------  -   -------------  ------------
   Net decrease in net assets resulting from
       distributions                                       --     (1,832,869)                --            --
                                                -------------   ------------  -   -------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTES 4):
   Proceeds from shares sold
     Class A                                       54,894,820      3,035,428         86,292,636     5,571,606
     Class B                                      102,685,594    154,746,959        236,051,026   134,139,727
     Class E                                       11,547,030     13,507,687          5,979,215     9,321,197
   Net asset value of shares issued through
       dividend reinvestment
     Class A                                               --         38,379                 --            --
     Class B                                               --      1,640,022                 --            --
     Class E                                               --        154,467                 --            --
   Cost of shares repurchased
     Class A                                       (2,497,798)    (3,929,539)        (2,533,281)   (8,690,614)
     Class B                                     (133,288,217)    (4,591,756)      (162,516,156)  (11,975,712)
     Class E                                       (4,345,433)      (574,008)        (2,926,367)   (4,130,987)
                                                -------------   ------------  -   -------------  ------------
   Net increase (decrease) in net assets
       from capital share transactions             28,995,996    164,027,639        160,347,073   124,235,217
                                                -------------   ------------  -   -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            64,223,930    194,751,431        193,397,971   165,600,074
   Net assets at beginning of year                236,049,743     41,298,312        221,205,179    55,605,105
                                                -------------   ------------  -   -------------  ------------
   Net assets at end of year                    $ 300,273,673   $236,049,743      $ 414,603,150  $221,205,179
                                                =============   ============  =   =============  ============
   Net assets at end of period includes
       undistributed (distributions in
       excess of) net investment income         $     505,713   $     (1,968)     $      (2,120) $     (3,318)
                                                =============   ============  =   =============  ============
* For the period 5/1/2004 (commencement of operations)
  through 12/31/2004.

                       See notes to financial statements

                                      156


     Goldman Sachs                  Harris Oakmark
Mid-Cap Value Portfolio        International Portfolio
-------------------------    ----------------------------
     Period Ended              Year Ended    Year Ended
     December 31,             December 31,  December 31,
         2004*                    2004          2003
-------------------------    ----------------------------
           $    690,163      $   6,972,943  $    255,709
              4,549,248         16,508,247     2,359,172
             26,685,739        102,823,826    51,536,541
           ------------  -   -------------  ------------
             31,925,150        126,305,016    54,151,422
           ------------  -   -------------  ------------
               (503,784)           (67,270)      (72,010)
               (246,118)                --    (2,219,746)
                     --             (7,919)     (191,391)
             (1,061,691)                --       (20,578)
               (942,635)                --      (713,780)
                     --                 --       (57,951)
           ------------  -   -------------  ------------
             (2,754,228)           (75,189)   (3,275,456)
           ------------  -   -------------  ------------
            122,709,132        262,454,536     8,155,873
            146,508,373        359,768,952   228,384,565
                     --         46,840,558    26,534,559
              1,565,475             67,269        92,588
              1,188,753                 --     2,933,526
                     --              7,919       249,342
               (600,135)        (4,757,148)   (6,437,137)
            (70,578,360)      (269,632,570)   (7,138,795)
                     --         (5,154,361)   (7,824,450)
           ------------  -   -------------  ------------
            200,793,238        389,595,155   244,950,071
           ------------  -   -------------  ------------
            229,964,160        515,824,982   295,826,037
                     --        320,002,503    24,176,466
           ------------  -   -------------  ------------
           $229,964,160      $ 835,827,485  $320,002,503
           ============  =   =============  ============
           $     (1,733)     $   6,079,560  $ (1,767,662)
           ============  =   =============  ============

                       See notes to financial statements

                                      157

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2004

                                                                                Janus Aggressive
                                                                                Growth Portfolio
                                                                          ---------------------------
                                                                            Year Ended    Year Ended
                                                                           December 31,  December 31,
                                                                               2004          2003
                                                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)                                          $    (328,535) $   (480,097)
    Net realized gain (loss) on investments, futures contracts, options
       contracts, swap contracts and currency related transactions            5,126,655     4,479,938
    Net change in unrealized appreciation (depreciation) on
       investments, futures contracts, options contracts, swap
       contracts and foreign currency related transactions                   41,313,797    38,621,922
                                                                          -------------  ------------  -
    Net increase (decrease) in net assets resulting from operations          46,111,917    42,621,763
                                                                          -------------  ------------  -
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
     Class A                                                                         --            --
     Class B                                                                         --            --
     Class E                                                                         --            --
    From net realized gains
     Class A                                                                         --            --
     Class B                                                                         --            --
     Class E                                                                         --            --
                                                                          -------------  ------------  -
    Net decrease in net assets resulting from distributions                          --            --
                                                                          -------------  ------------  -
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 12):
    Proceeds from shares sold
     Class A                                                                231,046,855     3,893,275
     Class B                                                                253,256,204   165,915,346
     Class E                                                                  2,264,527     1,904,656
    Net asset value of shares issued through acquisition
     Class A                                                                         --    13,480,356
     Class B                                                                         --     6,029,324
     Class E                                                                         --     1,825,954
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                         --            --
     Class B                                                                         --            --
     Class E                                                                         --            --
    Cost of shares repurchased
     Class A                                                                (10,580,251)   (4,356,693)
     Class B                                                               (201,600,167)   (3,885,240)
     Class E                                                                 (1,239,917)     (453,848)
                                                                          -------------  ------------  -
    Net increase (decrease) in net assets from capital share
       transactions                                                         273,147,251   184,353,130
                                                                          -------------  ------------  -
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     319,259,168   226,974,893
    Net assets at beginning of year                                         276,527,916    49,553,023
                                                                          -------------  ------------  -
    Net assets at end of year                                             $ 595,787,084  $276,527,916
                                                                          =============  ============  =
    Net assets at end of period includes undistributed (distributions in
       excess of) net investment income                                   $      (2,215) $     (5,718)
                                                                          =============  ============  =

                                                                            Lord Abbett America's
                                                                               Value Portfolio
                                                                          ------------------------
                                                                           Year Ended  Period Ended
                                                                          December 31, December 31,
                                                                              2004        2003**
                                                                          -------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)                                          $   592,978   $  122,213
    Net realized gain (loss) on investments, futures contracts, options
       contracts, swap contracts and currency related transactions            420,310       44,690
    Net change in unrealized appreciation (depreciation) on
       investments, futures contracts, options contracts, swap
       contracts and foreign currency related transactions                  2,989,773      893,601
                                                                          -----------   ----------
    Net increase (decrease) in net assets resulting from operations         4,003,061    1,060,504
                                                                          -----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
     Class A                                                                       --     (137,103)
     Class B                                                                 (602,825)          --
     Class E                                                                       --           --
    From net realized gains
     Class A                                                                       --      (70,479)
     Class B                                                                 (294,872)          --
     Class E                                                                       --           --
                                                                          -----------   ----------
    Net decrease in net assets resulting from distributions                  (897,697)    (207,582)
                                                                          -----------   ----------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 12):
    Proceeds from shares sold
     Class A                                                                       --           --
     Class B                                                               26,071,543    8,075,711
     Class E                                                                       --           --
    Net asset value of shares issued through acquisition
     Class A                                                                       --           --
     Class B                                                                       --           --
     Class E                                                                       --           --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                       --           --
     Class B                                                                  897,697      207,583
     Class E                                                                       --           --
    Cost of shares repurchased
     Class A                                                                       --           --
     Class B                                                               (3,544,101)    (163,418)
     Class E                                                                       --           --
                                                                          -----------   ----------
    Net increase (decrease) in net assets from capital share
       transactions                                                        23,425,139    8,119,876
                                                                          -----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    26,530,503    8,972,798
    Net assets at beginning of year                                         8,972,798           --
                                                                          -----------   ----------
    Net assets at end of year                                             $35,503,301   $8,972,798
                                                                          ===========   ==========
    Net assets at end of period includes undistributed (distributions in
       excess of) net investment income                                   $    (6,214)  $   (8,129)
                                                                          ===========   ==========

**For the period 5/1/2003 (commencement of operations) through 12/31/2003.

                       See notes to financial statements

                                      158


          Lord Abbett                         Lord Abbett
   Bond Debenture Portfolio           Growth and Income Portfolio
--------------------------------    -------------------------------
 Period Ended     Year Ended          Year Ended      Year Ended
 December 31,    December 31,        December 31,    December 31,
     2004            2003                2004            2003
--------------------------------    -------------------------------
$   66,921,986  $   41,262,780      $   30,922,004  $   16,719,205

    19,498,066       1,040,118          92,681,329     (19,337,579)


     7,147,712      74,061,963         211,963,235     464,649,005
--------------  --------------  -   --------------  --------------
    93,567,764     116,364,861         335,566,568     462,030,631
--------------  --------------  -   --------------  --------------
   (16,480,060)     (3,790,704)         (8,324,659)    (10,764,233)
   (24,779,991)    (11,830,812)         (4,361,705)     (4,755,429)
    (1,133,005)       (350,671)                 --              --
            --              --                  --              --
            --              --                  --              --
            --              --                  --              --
--------------  --------------  -   --------------  --------------
   (42,393,056)    (15,972,187)        (12,686,364)    (15,519,662)
--------------  --------------  -   --------------  --------------
   307,600,359      27,516,248         732,164,945       7,182,562
   373,022,019     517,289,685         526,114,774     549,570,656
    12,794,717      23,507,252                  --              --
            --              --                  --     124,516,736
            --              --                  --       4,578,247
            --              --                  --              --
    16,480,060       3,790,704           8,324,659      10,764,233
    24,779,991      11,830,813           4,361,705       4,755,429
     1,133,005         350,671                  --              --
   (42,951,702)    (33,993,683)       (198,556,419)   (123,176,231)
  (425,267,564)    (32,180,605)       (494,272,802)     (3,515,977)
    (3,001,958)     (4,912,701)                 --              --
--------------  --------------  -   --------------  --------------

   264,588,927     513,198,384         578,136,862     574,675,655
--------------  --------------  -   --------------  --------------
   315,763,635     613,591,058         901,017,066   1,021,186,624
 1,015,660,870     402,069,812       2,248,731,170   1,227,544,546
--------------  --------------  -   --------------  --------------
$1,331,424,505  $1,015,660,870      $3,149,748,236  $2,248,731,170
==============  ==============  =   ==============  ==============

$   69,369,911  $   42,154,519      $   30,922,884  $   12,686,324
==============  ==============  =   ==============  ==============

                       See notes to financial statements

                                      159

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2004


                                                                                  Lord Abbett
                                                                           Growth Opportunities Portfolio
                                                                           ------------------------------
                                                                            Year Ended      Year Ended
                                                                           December 31,    December 31,
                                                                               2004            2003
                                                                           -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)                                           $  (314,569)    $  (272,858)
    Net realized gain (loss) on investments, futures contracts, options
       contracts, swap contracts and currency related transactions           5,277,754       3,685,583
    Net change in unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap contracts and foreign
       currency related transactions                                         1,986,221       8,095,598
                                                                           -----------     -----------    -
    Net increase (decrease) in net assets resulting from operations          6,949,406      11,508,323
                                                                           -----------     -----------    -
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
     Class A                                                                        --              --
     Class B                                                                        --              --
     Class E                                                                        --              --
    From net realized gains
     Class A                                                                        --              --
     Class B                                                                        --              --
     Class E                                                                        --              --
                                                                           -----------     -----------    -
    Net decrease in net assets resulting from distributions                         --              --
                                                                           -----------     -----------    -
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 12):
    Proceeds from shares sold
     Class A                                                                 1,848,223       2,360,678
     Class B                                                                 5,987,645       4,309,011
     Class E                                                                        --              --
    Net asset value of shares issued through acquisition
     Class A                                                                        --      21,444,194
     Class B                                                                        --       3,877,765
     Class E                                                                        --              --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                        --              --
     Class B                                                                        --              --
     Class E                                                                        --              --
    Cost of shares repurchased
     Class A                                                                (5,958,093)     (4,075,868)
     Class B                                                                (1,543,452)     (1,667,438)
     Class E                                                                        --              --
                                                                           -----------     -----------    -
    Net increase (decrease) in net assets from capital share transactions      334,323      26,248,342
                                                                           -----------     -----------    -
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      7,283,729      37,756,665
    Net assets at beginning of year                                         55,228,441      17,471,776
                                                                           -----------     -----------    -
    Net assets at end of year                                              $62,512,170     $55,228,441
                                                                           ===========     ===========    =
    Net assets at end of period includes undistributed (distributions in
       excess of) net investment income                                    $    (1,494)    $    (2,845)
                                                                           ===========     ===========    =

                                                                                   Lord Abbett
                                                                             Mid-Cap Value Portfolio
                                                                           ---------------------------
                                                                            Year Ended    Year Ended
                                                                           December 31,  December 31,
                                                                               2004          2003
                                                                           ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)                                           $  1,721,411  $  1,261,948
    Net realized gain (loss) on investments, futures contracts, options
       contracts, swap contracts and currency related transactions           16,015,176     3,153,035
    Net change in unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap contracts and foreign
       currency related transactions                                         38,650,957    33,263,405
                                                                           ------------  ------------
    Net increase (decrease) in net assets resulting from operations          56,387,544    37,678,388
                                                                           ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
     Class A                                                                   (567,036)     (539,103)
     Class B                                                                   (641,122)     (505,069)
     Class E                                                                         --            --
    From net realized gains
     Class A                                                                 (2,682,707)   (1,323,324)
     Class B                                                                 (3,866,110)   (1,451,505)
     Class E                                                                         --            --
                                                                           ------------  ------------
    Net decrease in net assets resulting from distributions                  (7,756,975)   (3,819,001)
                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 12):
    Proceeds from shares sold
     Class A                                                                 25,436,777     5,212,528
     Class B                                                                 48,207,902    30,035,072
     Class E                                                                         --            --
    Net asset value of shares issued through acquisition
     Class A                                                                         --            --
     Class B                                                                         --            --
     Class E                                                                         --            --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                  3,249,744     1,862,427
     Class B                                                                  4,507,232     1,956,574
     Class E                                                                         --            --
    Cost of shares repurchased
     Class A                                                                (15,760,542)   (7,190,245)
     Class B                                                                   (833,333)     (665,205)
     Class E                                                                         --            --
                                                                           ------------  ------------
    Net increase (decrease) in net assets from capital share transactions    64,807,780    31,211,151
                                                                           ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     113,438,349    65,070,538
    Net assets at beginning of year                                         190,744,649   125,674,111
                                                                           ------------  ------------
    Net assets at end of year                                              $304,182,998  $190,744,649
                                                                           ============  ============
    Net assets at end of period includes undistributed (distributions in
       excess of) net investment income                                    $  1,638,116  $  1,208,161
                                                                           ============  ============

                       See notes to financial statements

                                      160


        MFS Research                     Money Market
  International Portfolio                  Portfolio
-----------------------------    -----------------------------
  Year Ended    Year Ended         Year Ended     Year Ended
 December 31,  December 31,       December 31,   December 31,
     2004          2003               2004           2003
-----------------------------    -----------------------------
$   2,416,749  $    937,184      $   1,210,618  $     754,465

   53,491,373     7,670,590                 --         12,497


   51,410,241    44,397,088                 --             --
-------------  ------------  -   -------------  -------------
  107,318,363    53,004,862          1,210,618        766,962
-------------  ------------  -   -------------  -------------
           --      (334,144)           (39,744)       (22,039)
           --    (1,026,225)        (1,175,912)      (744,923)
           --       (37,867)                --             --
     (617,967)           --                 --             --
     (851,466)           --                 --             --
      (23,550)           --                 --             --
-------------  ------------  -   -------------  -------------
   (1,492,983)   (1,398,236)        (1,215,656)      (766,962)
-------------  ------------  -   -------------  -------------
  230,295,788     6,925,398          5,622,743     16,078,401
  289,831,263   122,539,079        213,526,680    221,367,123
    8,210,830     4,144,092                 --             --
           --    49,225,451                 --             --
           --     1,499,021                 --             --
           --            --                 --             --
      617,967       334,144             39,743         26,703
      851,466     1,026,225          1,176,053        744,955
       23,550        37,867                 --             --
  (15,028,001)  (11,306,194)        (7,233,161)   (10,856,104)
 (163,975,108)  (43,701,146)      (243,278,147)  (181,235,075)
   (5,550,819)     (478,727)                --             --
-------------  ------------  -   -------------  -------------
  345,276,936   130,245,210        (30,146,089)    46,126,003
-------------  ------------  -   -------------  -------------
  451,102,316   181,851,836        (30,151,127)    46,126,003
  260,120,031    78,268,195        174,665,848    128,539,845
-------------  ------------  -   -------------  -------------
$ 711,222,347  $260,120,031      $ 144,514,721  $ 174,665,848
=============  ============  =   =============  =============
$   3,212,479  $   (294,119)     $      (2,422) $          --
=============  ============  =   =============  =============

                       See notes to financial statements

                                      161

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2004


                                                                                                                 MetLife
                                                                                                           Aggressive Strategy
                                                                                                                Portfolio
                                                                                                           -------------------
                                                                                                              Period Ended
                                                                                                              December 31,
                                                                                                                  2004*
                                                                                                           --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)                                                                              $    911,286
    Net realized gain (loss) on investments, futures contracts, options contracts, swap contracts
       and currency related transactions                                                                                --
    Net change in unrealized appreciation (depreciation) on investments, futures contracts,
       options contracts, swap contracts and foreign currency related transactions                               6,409,313
                                                                                                              ------------
    Net increase (decrease) in net assets resulting from operations                                              7,320,599
                                                                                                              ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
     Class A                                                                                                            --
     Class B                                                                                                      (415,966)
     Class E                                                                                                            --
    From net realized gains
     Class A                                                                                                            --
     Class B                                                                                                      (264,513)
     Class E                                                                                                            --
                                                                                                              ------------
    Net decrease in net assets resulting from distributions                                                       (680,479)
                                                                                                              ------------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 12):
    Proceeds from shares sold
     Class A                                                                                                            --
     Class B                                                                                                   297,741,324
     Class E                                                                                                            --
    Net asset value of shares issued through acquisition
     Class A                                                                                                            --
     Class B                                                                                                            --
     Class E                                                                                                            --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                                            --
     Class B                                                                                                       680,479
     Class E                                                                                                            --
    Cost of shares repurchased
     Class A                                                                                                            --
     Class B                                                                                                      (527,793)
     Class E                                                                                                            --
                                                                                                              ------------
    Net increase (decrease) in net assets from capital share transactions                                      297,894,010
                                                                                                              ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                        304,534,130
    Net assets at beginning of year                                                                                     --
                                                                                                              ------------
    Net assets at end of year                                                                                 $304,534,130
                                                                                                              ============
    Net assets at end of period includes undistributed (distributions in excess of) net investment income     $    278,543
                                                                                                              ============
*For the period 11/4/2004 (commencement of operations) through 12/31/2004.

                                                                                                                    MetLife
                                                                                                               Balanced Strategy
                                                                                                                   Portfolio
                                                                                                               -----------------
                                                                                                                 Period Ended
                                                                                                                 December 31,
                                                                                                                     2004*
                                                                                                               -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)                                                                                $   16,801,133
    Net realized gain (loss) on investments, futures contracts, options contracts, swap contracts
       and currency related transactions                                                                                    --
    Net change in unrealized appreciation (depreciation) on investments, futures contracts,
       options contracts, swap contracts and foreign currency related transactions                                  12,280,495
                                                                                                           -    --------------
    Net increase (decrease) in net assets resulting from operations                                                 29,081,628
                                                                                                           -    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
     Class A                                                                                                                --
     Class B                                                                                                       (14,606,246)
     Class E                                                                                                                --
    From net realized gains
     Class A                                                                                                                --
     Class B                                                                                                          (897,795)
     Class E                                                                                                                --
                                                                                                           -    --------------
    Net decrease in net assets resulting from distributions                                                        (15,504,041)
                                                                                                           -    --------------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 12):
    Proceeds from shares sold
     Class A                                                                                                                --
     Class B                                                                                                     1,533,412,693
     Class E                                                                                                                --
    Net asset value of shares issued through acquisition
     Class A                                                                                                                --
     Class B                                                                                                                --
     Class E                                                                                                                --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                                                                --
     Class B                                                                                                        15,504,041
     Class E                                                                                                                --
    Cost of shares repurchased
     Class A                                                                                                                --
     Class B                                                                                                        (1,266,609)
     Class E                                                                                                                --
                                                                                                           -    --------------
    Net increase (decrease) in net assets from capital share transactions                                        1,547,650,125
                                                                                                           -    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                          1,561,227,712
    Net assets at beginning of year                                                                                         --
                                                                                                           -    --------------
    Net assets at end of year                                                                                   $1,561,227,712
                                                                                                           =    ==============
    Net assets at end of period includes undistributed (distributions in excess of) net investment income       $    1,541,136
                                                                                                           =    ==============
*For the period 11/4/2004 (commencement of operations) through 12/31/2004.

                       See notes to financial statements

                                      162


     MetLife                MetLife               MetLife
Defensive Strategy      Growth Strategy      Moderate Strategy
    Portfolio              Portfolio             Portfolio
--------------------    -----------------    ------------------
   Period Ended          Period Ended          Period Ended
   December 31,           December 31          December 31,
      2004*                  2004*                 2004*
--------------------    -----------------    ------------------
      $  2,338,495       $    9,983,939           $  7,177,173
                --                   --                     --
          (468,308)          20,658,397                801,115
      ------------  -    --------------  -        ------------
         1,870,187           30,642,336              7,978,288
      ------------  -    --------------  -        ------------
                --                   --                     --
        (2,169,357)          (7,536,446)            (6,421,967)
                --                   --                     --
                --                   --                     --
           (68,531)          (1,105,742)              (295,434)
                --                   --                     --
      ------------  -    --------------  -        ------------
        (2,237,888)          (8,642,188)            (6,716,831)
      ------------  -    --------------  -        ------------
                --                   --                     --
       127,961,135        1,348,842,649            492,444,381
                --                   --                     --
                --                   --                     --
                --                   --                     --
                --                   --                     --
                --                   --                     --
         2,237,888            8,642,188              6,716,831
                --                   --                     --
                --                   --                     --
           (23,213)             (59,360)               (72,751)
                --                   --                     --
      ------------  -    --------------  -        ------------
       130,175,810        1,357,425,477            499,088,461
      ------------  -    --------------  -        ------------
       129,808,109        1,379,425,625            500,349,918
                --                   --                     --
      ------------  -    --------------  -        ------------
      $129,808,109       $1,379,425,625           $500,349,918
      ============  =    ==============  =        ============
      $    123,000       $    1,557,159           $    539,967
      ============  =    ==============  =        ============

                       See notes to financial statements

                                      163

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2004


                                                                                Neuberger Berman
                                                                              Real Estate Portfolio
                                                                              -----------------------
                                                                                  Period Ended
                                                                                  December 31,
                                                                                      2004*
                                                                              -----------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)                                                        $  4,202,505
   Net realized gain (loss) on investments, futures contracts, options
       contracts, swap contracts and currency related transactions                        6,909,018
   Net change in unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap contracts and foreign
       currency related transactions                                                     44,064,459
                                                                                       ------------  -
   Net increase (decrease) in net assets resulting from operations                       55,175,982
                                                                                       ------------  -
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income
     Class A                                                                               (832,185)
     Class B                                                                             (1,746,645)
     Class E                                                                               (233,227)
   From net realized gains
     Class A                                                                             (1,991,167)
     Class B                                                                             (4,580,859)
     Class E                                                                               (570,874)
                                                                                       ------------  -
   Net decrease in net assets resulting from distributions                               (9,954,957)
                                                                                       ------------  -
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 12):
   Proceeds from shares sold
     Class A                                                                             76,262,218
     Class B                                                                            197,280,431
     Class E                                                                             18,737,104
   Net asset value of shares issued through acquisition
     Class A                                                                                     --
     Class B                                                                                     --
     Class E                                                                                     --
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                              2,848,333
     Class B                                                                              6,298,135
     Class E                                                                                808,489
   Cost of shares repurchased
     Class A                                                                             (2,967,826)
     Class B                                                                            (78,714,215)
     Class E                                                                               (585,663)
                                                                                       ------------  -
   Net increase (decrease) in net assets from capital share transactions                219,967,006
                                                                                       ------------  -
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 265,188,031
   Net assets at beginning of year                                                               --
                                                                                       ------------  -
   Net assets at end of year                                                           $265,188,031
                                                                                       ============  =
   Net assets at end of period includes undistributed (distributions in
       excess of) net investment income                                                $    (64,250)
                                                                                       ============  =
* For the period 5/1/2004 (commencement of operations) through 12/31/2004.

                                                                                  Oppenheimer Capital
                                                                                 Appreciation Portfolio
                                                                              ----------------------------

                                                                                Year Ended    Year Ended
                                                                               December 31,  December 31,
                                                                                   2004          2003
                                                                              ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)                                               $   4,932,758  $    (95,996)
   Net realized gain (loss) on investments, futures contracts, options
       contracts, swap contracts and currency related transactions               49,604,206     3,248,539
   Net change in unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap contracts and foreign
       currency related transactions                                                800,505    77,850,960
                                                                              -------------  ------------
   Net increase (decrease) in net assets resulting from operations               55,337,469    81,003,503
                                                                              -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income
     Class A                                                                       (121,135)           --
     Class B                                                                     (4,403,857)           --
     Class E                                                                             --            --
   From net realized gains
     Class A                                                                       (860,091)           --
     Class B                                                                    (42,042,832)           --
     Class E                                                                             --            --
                                                                              -------------  ------------
   Net decrease in net assets resulting from distributions                      (47,427,915)           --
                                                                              -------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 12):
   Proceeds from shares sold
     Class A                                                                    276,201,808       196,009
     Class B                                                                    334,591,684   348,213,281
     Class E                                                                             --            --
   Net asset value of shares issued through acquisition
     Class A                                                                     18,744,683            --
     Class B                                                                     89,198,053            --
     Class E                                                                             --            --
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                        981,226            --
     Class B                                                                     46,446,689            --
     Class E                                                                             --            --
   Cost of shares repurchased
     Class A                                                                     (3,341,835)     (673,058)
     Class B                                                                   (389,381,422)     (591,691)
     Class E                                                                             --            --
                                                                              -------------  ------------
   Net increase (decrease) in net assets from capital share transactions        373,440,887   347,144,541
                                                                              -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         381,350,441   428,148,044
   Net assets at beginning of year                                              551,239,928   123,091,884
                                                                              -------------  ------------
   Net assets at end of year                                                  $ 932,590,369  $551,239,928
                                                                              =============  ============
   Net assets at end of period includes undistributed (distributions in
       excess of) net investment income                                       $     431,942  $     (4,362)
                                                                              =============  ============
* For the period 5/1/2004 (commencement of operations) through 12/31/2004.

                       See notes to financial statements

                                      164


      PIMCO Inflation               PIMCO PEA Innovation
  Protected Bond Portfolio                Portfolio
-----------------------------    ---------------------------
  Year Ended    Year Ended        Year Ended    Year Ended
 December 31,  December 31,      December 31,  December 31,
     2004          2003              2004          2003
-----------------------------    ---------------------------
$   4,649,734  $    697,403      $   (879,804) $   (680,727)
   40,058,646     5,650,645       (13,318,968)   19,832,646


    9,734,940     4,499,574         9,470,625     7,557,713
-------------  ------------  -   ------------  ------------
   54,443,320    10,847,622        (4,728,147)   26,709,632
-------------  ------------  -   ------------  ------------
   (2,957,493)       (4,745)               --            --
   (3,342,458)   (1,085,411)               --            --
           --            --                --            --
  (14,359,910)      (23,013)          (60,119)           --
  (23,441,391)   (7,066,642)          (77,324)           --
           --            --           (15,399)           --
-------------  ------------  -   ------------  ------------
  (44,101,252)   (8,179,811)         (152,842)           --
-------------  ------------  -   ------------  ------------
  329,566,196     1,095,308        62,210,581    47,831,642
  378,757,210   367,720,499        81,788,974    45,140,135
           --            --        10,445,465    13,812,222
           --            --                --            --
           --            --                --            --
           --            --                --            --
   17,317,403        27,758            60,119            --
   26,783,849     8,152,053            77,324            --
           --            --            15,399            --
   (1,182,332)       (1,021)      (24,912,809)  (23,728,230)
 (295,438,207)  (12,272,087)      (45,631,739)   (9,838,939)
           --            --        (4,296,184)   (1,802,449)
-------------  ------------  -   ------------  ------------
  455,804,119   364,722,510        79,757,130    71,414,381
-------------  ------------  -   ------------  ------------
  466,146,187   367,390,321        74,876,141    98,124,013
  367,390,321            --       127,492,163    29,368,150
-------------  ------------  -   ------------  ------------
$ 833,536,508  $367,390,321      $202,368,304  $127,492,163
=============  ============  =   ============  ============
$     (24,289) $    (98,301)     $     (2,633) $     (5,015)
=============  ============  =   ============  ============

                       See notes to financial statements

                                      165

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2004

                                                                                       PIMCO Total Return
                                                                                            Portfolio
                                                                                 -------------------------------
                                                                                   Year Ended      Year Ended
                                                                                  December 31,    December 31,
                                                                                      2004            2003
                                                                                 --------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)                                                 $   23,273,563  $   16,440,144
    Net realized gain (loss) on investments, futures contracts, options
       contracts, swap contracts and foreign currency related transactions           49,470,077      17,644,491
    Net change in unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap contracts and foreign
       currency related transactions                                                 (5,551,381)      4,165,503
                                                                                 --------------  --------------  -
    Net increase (decrease) in net assets resulting from operations                  67,192,259      38,250,138
                                                                                 --------------  --------------  -
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
     Class A                                                                        (14,778,557)     (2,208,989)
     Class B                                                                        (71,868,123)     (9,374,791)
     Class E                                                                        (10,030,527)     (1,300,818)
    From net realized gains
     Class A                                                                                 --      (1,814,197)
     Class B                                                                                 --      (8,082,307)
     Class E                                                                                 --      (1,079,008)
                                                                                 --------------  --------------  -
    Net decrease in net assets resulting from distributions                         (96,677,207)    (23,860,110)
                                                                                 --------------  --------------  -
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 10):
    Proceeds from shares sold
     Class A                                                                        299,306,662      66,737,321
     Class B                                                                        336,377,035     578,544,219
     Class E                                                                         40,054,617      95,455,841
    Net asset value of shares issued through acquisition
     Class A                                                                         96,940,433              --
     Class B                                                                         74,811,249              --
     Class E                                                                                 --              --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                         14,778,557       4,023,186
     Class B                                                                         71,868,123      17,457,098
     Class E                                                                         10,030,527       2,379,826
    Cost of shares repurchased
     Class A                                                                        (27,393,396)    (35,211,581)
     Class B                                                                       (322,241,332)   (140,037,920)
     Class E                                                                        (19,571,050)     (8,065,787)
                                                                                 --------------  --------------  -
    Net increase (decrease) in net assets from capital share transactions           574,961,425     581,282,203
                                                                                 --------------  --------------  -
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             545,476,477     595,672,231
    Net assets at beginning of year                                               1,207,585,334     611,913,103
                                                                                 --------------  --------------  -
    Net assets at end of year                                                    $1,753,061,811  $1,207,585,334
                                                                                 ==============  ==============  =
    Net assets at end of period includes undistributed (distributions in excess
       of) net investment income                                                 $     (654,766) $   45,031,897
                                                                                 ==============  ==============  =
*For the period 5/1/2004 (commencement of operations) through 12/31/2004

                                                                                     Met/Putnam Capital
                                                                                  Opportunities Portfolio
                                                                                 -------------------------
                                                                                  Year Ended    Year Ended
                                                                                 December 31,  December 31,
                                                                                     2004          2003
                                                                                 --------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)                                                 $    164,202  $    31,165
    Net realized gain (loss) on investments, futures contracts, options
       contracts, swap contracts and foreign currency related transactions          5,976,598    2,391,863
    Net change in unrealized appreciation (depreciation) on investments, futures contracts, options contracts, swap contracts and foreign
       currency related transactions                                                2,265,029    9,804,968
                                                                                 ------------  -----------
    Net increase (decrease) in net assets resulting from operations                 8,405,829   12,227,996
                                                                                 ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
     Class A                                                                               --           --
     Class B                                                                               --           --
     Class E                                                                               --           --
    From net realized gains
     Class A                                                                               --           --
     Class B                                                                               --           --
     Class E                                                                               --           --
                                                                                 ------------  -----------
    Net decrease in net assets resulting from distributions                                --           --
                                                                                 ------------  -----------
CAPITAL SHARE TRANSACTIONS (NOTES 4 AND 10):
    Proceeds from shares sold
     Class A                                                                          394,764      271,623
     Class B                                                                          842,338      646,146
     Class E                                                                               --           --
    Net asset value of shares issued through acquisition
     Class A                                                                               --           --
     Class B                                                                               --           --
     Class E                                                                               --           --
    Net asset value of shares issued through dividend reinvestment
     Class A                                                                               --           --
     Class B                                                                               --           --
     Class E                                                                               --           --
    Cost of shares repurchased
     Class A                                                                      (11,359,871)  (8,979,374)
     Class B                                                                         (386,484)    (371,559)
     Class E                                                                               --           --
                                                                                 ------------  -----------
    Net increase (decrease) in net assets from capital share transactions         (10,509,253)  (8,433,164)
                                                                                 ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (2,103,424)   3,794,832
    Net assets at beginning of year                                                53,024,405   49,229,573
                                                                                 ------------  -----------
    Net assets at end of year                                                    $ 50,920,981  $53,024,405
                                                                                 ============  ===========
    Net assets at end of period includes undistributed (distributions in excess
       of) net investment income                                                 $    121,972  $        --
                                                                                 ============  ===========
*For the period 5/1/2004 (commencement of operations) through 12/31/2004

                       See notes to financial statements

                                      166


        Third Avenue                    T. Rowe Price              Turner Mid-Cap
 Small Cap Value Portfolio         Mid-Cap Growth Portfolio       Growth Portfolio
-----------------------------    -----------------------------    -----------------
  Year Ended    Year Ended         Year Ended    Year Ended         Period Ended
 December 31,  December 31,       December 31,  December 31,        December 31,
     2004          2003               2004          2003               2004*
-----------------------------    -----------------------------    -----------------
$   2,301,894  $    693,813      $  (2,700,285) $ (1,098,670)         $   (517,004)
   12,395,932     3,911,471         33,664,516     7,978,194            (3,615,771)
  101,882,945    53,011,091         36,620,343    52,933,868            24,500,397
-------------  ------------  -   -------------  ------------  -       ------------
  116,580,771    57,616,375         67,584,574    59,813,392            20,367,622
-------------  ------------  -   -------------  ------------  -       ------------
   (1,065,538)      (21,351)                --            --                    --
   (1,270,051)     (692,095)                --            --                    --
           --            --                 --            --                    --
   (3,675,389)      (36,854)                --            --                    --
   (8,327,172)   (1,784,097)                --            --                    --
           --            --                 --            --                    --
-------------  ------------  -   -------------  ------------  -       ------------
  (14,338,150)   (2,534,397)                --            --                    --
-------------  ------------  -   -------------  ------------  -       ------------
  199,572,136       880,623        111,891,278    17,278,066            73,955,906
  217,143,110   222,099,823        166,117,329   197,317,420           129,967,413
           --            --          9,661,872     7,170,861
           --            --                 --            --                    --
           --            --                 --            --                    --
           --            --                 --            --
    4,740,927        58,205                 --            --                    --
    9,597,223     2,476,193                 --            --                    --
           --            --                 --            --                    --
   (5,895,238)     (551,941)       (14,266,370)   (5,220,378)                  (62)
 (199,675,201)   (3,533,554)      (180,133,824)   (3,556,860)          (68,048,231)
           --            --         (1,965,718)     (147,755)
-------------  ------------  -   -------------  ------------  -       ------------
  225,482,957   221,429,349         91,304,567   212,841,354           135,875,026
-------------  ------------  -   -------------  ------------  -       ------------
  327,725,578   276,511,327        158,889,141   272,654,746           156,242,648
  314,079,773    37,568,446        353,333,082    80,678,336                    --
-------------  ------------  -   -------------  ------------  -       ------------
$ 641,805,351  $314,079,773      $ 512,222,223  $353,333,082          $156,242,648
=============  ============  =   =============  ============  =       ============
$       2,340  $     26,333      $      (7,768) $    (13,263)         $     (1,733)
=============  ============  =   =============  ============  =       ============

                       See notes to financial statements

                                      167

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

                                                      NET ASSET                   NET REALIZED/             DIVIDENDS
                                                      VALUE                       UNREALIZED     TOTAL FROM FROM NET
                                                      BEGINNING OF NET INVESTMENT GAIN (LOSS) ON INVESTMENT INVESTMENT
SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED: PERIOD       INCOME (LOSS)  INVESTMENTS    OPERATIONS INCOME
       MET/AIM MID CAP CORE EQUITY PORTFOLIO          ------------ -------------- -------------- ---------- ----------
        Class A
        12/31/2004                                       $12.33      $ 0.08 (a)     $ 1.72 (a)    $  1.80    $     --
        12/31/2003                                         9.85        0.01 (a)       2.58 (a)       2.59      (0.01)
        01/02/2002 to 12/31/2002 (b)                      10.98        0.03 (a)      (1.15)(a)     (1.12)       0.00+
-----------------------------------------             ------------ -------------- -------------- ---------- ----------
        Class B
        12/31/2004                                        12.29        0.02 (a)       1.74 (a)       1.76          --
        12/31/2003                                         9.83       (0.01)(a)       2.57 (a)       2.56         --+
        12/31/2002                                        11.02         --  (a)      (1.18)(a)     (1.18)         --+
        10/09/2001 to 12/31/2001 (c)                      10.00          --+(a)       1.03 (a)       1.03      (0.01)
-----------------------------------------             ------------ -------------- -------------- ---------- ----------
        Class E
        12/31/2004                                        12.32        0.04 (a)       1.74 (a)       1.78          --
        12/31/2003                                         9.84          -- (a)       2.58 (a)       2.58         --+
        04/01/2002 to 12/31/2002 (d)                      11.60        0.01 (a)      (1.76)(a)     (1.75)         --+
-----------------------------------------             ------------ -------------- -------------- ---------- ----------
       MET/AIM SMALL CAP GROWTH PORTFOLIO             ------------ -------------- -------------- ---------- ----------
        Class A
        12/31/2004                                       $12.03      $(0.09)(a)     $ 0.90 (a)    $  0.81    $     --
        12/31/2003                                         8.65       (0.08)(a)       3.46 (a)       3.38          --
        01/02/2002 to 12/31/2002 (b)                      11.85       (0.11)(a)      (3.09)(a)     (3.20)          --
-----------------------------------------             ------------ -------------- -------------- ---------- ----------
        Class B
        12/31/2004                                        11.97       (0.12)(a)       0.89 (a)       0.77          --
        12/31/2003                                         8.62       (0.11)(a)       3.46 (a)       3.35          --
        12/31/2002                                        11.89       (0.08)(a)      (3.19)(a)     (3.27)          --
        10/09/2001 to 12/31/2001 (c)                      10.00       (0.02)(a)       1.91 (a)       1.89          --
-----------------------------------------             ------------ -------------- -------------- ---------- ----------
        Class E
        12/31/2004                                        12.01       (0.11)(a)       0.90 (a)       0.79          --
        12/31/2003                                         8.64       (0.10)(a)       3.47 (a)       3.37          --
        04/01/2002 to 12/31/2002 (d)                      11.54       (0.05)(a)      (2.85)(a)     (2.90)          --
-----------------------------------------             ------------ -------------- -------------- ---------- ----------
       GOLDMAN SACHS MID-CAP VALUE PORTFOLIO          ------------ -------------- -------------- ---------- ----------
        Class A
        05/01/2004 to 12/31/2004 (e)                     $10.00      $ 0.09 (a)     $ 2.01 (a)    $  2.10    $ (0.05)
-----------------------------------------             ------------ -------------- -------------- ---------- ----------
        Class B
        05/01/2004 to 12/31/2004 (e)                      10.00        0.05 (a)       2.04 (a)       2.09      (0.03)
-----------------------------------------             ------------ -------------- -------------- ---------- ----------
       HARRIS OAKMARK INTERNATIONAL PORTFOLIO         ------------ -------------- -------------- ---------- ----------
        Class A
        12/31/2004                                       $11.89      $ 0.04 (a)     $ 2.43 (a)    $  2.47    $    --+
        12/31/2003                                         8.89       (0.08)(a)       3.22 (a)       3.14      (0.11)
        01/02/2002 to 12/31/2002 (b)                      10.81        0.06 (a)      (1.97)(a)     (1.91)      (0.01)
-----------------------------------------             ------------ -------------- -------------- ---------- ----------
        Class B
        12/31/2004                                        11.84        0.16 (a)       2.27 (a)       2.43          --
        12/31/2003                                         8.87        0.02 (a)       3.08 (a)       3.10      (0.10)
        12/31/2002                                        10.84        0.01 (a)      (1.97)(a)     (1.96)      (0.01)
        10/09/2001 to 12/31/2001 (c)                      10.00       (0.02)(a)       0.99 (a)       0.97      (0.01)
-----------------------------------------             ------------ -------------- -------------- ---------- ----------
        Class E
        12/31/2004                                        11.85        0.17 (a)       2.28 (a)       2.45         --+
        12/31/2003                                         8.87        0.03 (a)       3.08 (a)       3.11      (0.10)
        04/01/2002 to 12/31/2002 (d)                      10.70       (0.01)(a)      (1.81)(a)     (1.82)      (0.01)
-----------------------------------------             ------------ -------------- -------------- ---------- ----------
       JANUS AGGRESSIVE GROWTH PORTFOLIO              ------------ -------------- -------------- ---------- ----------
        Class A
        12/31/2004                                       $ 7.03      $ 0.01 (a)     $ 0.61 (a)    $  0.62    $     --
        12/31/2003                                         5.37       (0.01)(a)       1.67 (a)       1.66          --
        01/02/2002 to 12/31/2002 (b)                       7.44        0.01 (a)      (2.08)(a)     (2.07)     (0.00)+
-----------------------------------------             ------------ -------------- -------------- ---------- ----------
        Class B
        12/31/2004                                         6.99       (0.01)(a)       0.60 (a)       0.59          --
        12/31/2003                                         5.37       (0.02)(a)       1.64 (a)       1.62          --
        12/31/2002                                         7.40       (0.01)(a)      (2.05)(a)     (2.06)     (0.00)+
        02/12/2001 to 12/31/2001 (f)                      10.00          --+(a)      (2.60)(a)     (2.60)          --
-----------------------------------------             ------------ -------------- -------------- ---------- ----------
        Class E
        12/31/2004                                         6.99              --       0.60 (a)       0.60
        04/17/2003 to 12/31/2003 (g)                       5.65       (0.01)(a)       1.35 (a)       1.34          --
-----------------------------------------             ------------ -------------- -------------- ---------- ----------

                                                      DISTRIBUTIONS
                                                      FROM NET
                                                      REALIZED
SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED: CAPITAL GAINS
       MET/AIM MID CAP CORE EQUITY PORTFOLIO          -------------
        Class A
        12/31/2004                                       $    --
        12/31/2003                                        (0.10)
        01/02/2002 to 12/31/2002 (b)                      (0.01)
-----------------------------------------             -------------
        Class B
        12/31/2004                                            --
        12/31/2003                                        (0.10)
        12/31/2002                                        (0.01)
        10/09/2001 to 12/31/2001 (c)                          --
-----------------------------------------             -------------
        Class E
        12/31/2004                                            --
        12/31/2003                                        (0.10)
        04/01/2002 to 12/31/2002 (d)                      (0.01)
-----------------------------------------             -------------
       MET/AIM SMALL CAP GROWTH PORTFOLIO             -------------
        Class A
        12/31/2004                                       $    --
        12/31/2003                                            --
        01/02/2002 to 12/31/2002 (b)                          --
-----------------------------------------             -------------
        Class B
        12/31/2004                                            --
        12/31/2003                                            --
        12/31/2002                                            --
        10/09/2001 to 12/31/2001 (c)                          --
-----------------------------------------             -------------
        Class E
        12/31/2004                                            --
        12/31/2003                                            --
        04/01/2002 to 12/31/2002 (d)                          --
-----------------------------------------             -------------
       GOLDMAN SACHS MID-CAP VALUE PORTFOLIO          -------------
        Class A
        05/01/2004 to 12/31/2004 (e)                     $(0.11)
-----------------------------------------             -------------
        Class B
        05/01/2004 to 12/31/2004 (e)                      (0.11)
-----------------------------------------             -------------
       HARRIS OAKMARK INTERNATIONAL PORTFOLIO         -------------
        Class A
        12/31/2004                                       $    --
        12/31/2003                                        (0.03)
        01/02/2002 to 12/31/2002 (b)                          --
-----------------------------------------             -------------
        Class B
        12/31/2004                                            --
        12/31/2003                                        (0.03)
        12/31/2002                                            --
        10/09/2001 to 12/31/2001 (c)                      (0.12)
-----------------------------------------             -------------
        Class E
        12/31/2004                                            --
        12/31/2003                                        (0.03)
        04/01/2002 to 12/31/2002 (d)                          --
-----------------------------------------             -------------
       JANUS AGGRESSIVE GROWTH PORTFOLIO              -------------
        Class A
        12/31/2004                                       $    --
        12/31/2003                                            --
        01/02/2002 to 12/31/2002 (b)                          --
-----------------------------------------             -------------
        Class B
        12/31/2004                                            --
        12/31/2003                                            --
        12/31/2002                                            --
        02/12/2001 to 12/31/2001 (f)                          --
-----------------------------------------             -------------
        Class E
        12/31/2004
        04/17/2003 to 12/31/2003 (g)                          --
-----------------------------------------             -------------

* Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+ Rounds to less than $0.005 per share
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--01/02/2002.
(c) Commencement of operations--10/09/2001.

                       See notes to financial statements

                                      168



                                                                RATIO OF
                                                                EXPENSES TO  RATIO OF      RATIO OF NET
                                                    RATIO OF    AVERAGE NET  EXPENSES TO   INVESTMENT
              NET ASSET              NET ASSETS END EXPENSES TO ASSETS AFTER AVERAGE NET   INCOME (LOSS)
TOTAL         VALUE END              OF PERIOD      AVERAGE NET BROKER       ASSETS BEFORE TO AVERAGE NET PORTFOLIO
DISTRIBUTIONS OF PERIOD TOTAL RETURN (IN MILLIONS)  ASSETS**    REBATES **   REIMBURSEMENT ASSETS         TURNOVER RATE
------------- --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
    $   --     $14.13      14.60%        $ 58.8        0.85%          N/A      0.83%(h)         0.59%         90.7%
    (0.11)      12.33       26.42           4.5         0.93        0.92%       0.96(h)          0.10          36.2
    (0.01)       9.85     (10.18)           4.2        0.90*        0.86*         1.64*         0.26*          37.1
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
        --      14.05       14.32         211.0         1.08          N/A       1.03(h)          0.16          90.7
    (0.10)      12.29       26.03         211.8         1.19         1.19       1.15(h)        (0.08)          36.2
    (0.01)       9.83     (10.73)          32.8         1.15         1.12          1.91            --          37.1
    (0.01)      11.02       10.26           4.5        1.15*          N/A         7.18*       (0.06)*          18.0
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
        --      14.10       14.45          30.5         0.98          N/A       0.94(h)          0.29          90.7
    (0.10)      12.32       26.35          19.8         1.09         1.08       1.07(h)          0.02          36.2
    (0.01)       9.84     (15.17)           4.3        1.05*        1.02*         1.75*         0.13*          37.1
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
------------- --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
    $   --     $12.84       6.73%        $ 92.5        1.03%          N/A      1.02%(h)       (0.74)%         94.9%
        --      12.03       39.08           6.2         1.04          N/A          1.16        (0.78)          29.8
        --       8.65     (27.00)           6.7        1.05*       1.03%*         2.10*       (0.64)*         19.50
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
        --      12.74        6.43         309.7         1.29          N/A       1.23(h)        (1.03)          94.9
        --      11.97       38.86         206.3         1.30          N/A          1.36        (1.04)          29.8
        --       8.62     (27.50)          47.1         1.30         1.28          2.32        (0.87)          19.5
        --      11.89       18.90           7.6        1.30*          N/A         5.22*       (0.92)*           5.1
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
        --      12.80        6.58          12.4         1.18          N/A       1.13(h)        (0.93)          94.9
        --      12.01       39.00           8.6         1.20          N/A          1.25        (0.94)          29.8
        --       8.64     (25.13)           1.8        1.20*        1.18*         2.23*       (0.77)*          19.5
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
------------- --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
  $ (0.16)     $11.94      20.98%        $126.0       0.97%*          N/A        0.98%*        1.19%*         40.8%
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
    (0.14)      11.95       20.85         104.0        1.14*          N/A         1.14*         0.71*          40.8
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
------------- --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
    $   --     $14.36      20.80%        $276.4        1.04%          N/A      1.03%(h)         0.32%         11.3%
    (0.14)      11.89       35.36           8.4         1.16        1.15%       1.21(h)          0.80          22.1
    (0.01)       8.89     (17.64)           4.8        1.10*        1.08*         2.49*         0.68*          82.0
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
        --      14.27       20.52         483.9         1.23          N/A       1.22(h)          1.27          11.3
    (0.13)      11.84       34.96         288.0         1.43         1.43       1.33(h)          0.17          22.1
    (0.01)       8.87     (18.09)          17.9         1.35         1.31          2.64          0.15          82.0
    (0.13)      10.84        9.69           5.8        1.35*          N/A         5.69*       (0.07)*          22.5
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
        --      14.30       20.69          75.5         1.14          N/A       1.12(h)          1.31          11.3
    (0.13)      11.85       35.14          23.6         1.33         1.33       1.24(h)          0.24          22.1
    (0.01)       8.87     (16.99)           1.5        1.25*        1.22*         2.42*       (0.16)*          82.0
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
------------- --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
   $    --     $ 7.65       8.82%        $250.8        0.90%          N/A      0.85%(h)         0.15%        104.7%
        --       7.03       30.91          19.9         0.89        0.89%       0.90(h)        (0.09)          91.5
   (0.00)+       5.37     (27.78)           2.7         0.85         0.77          1.43          0.11          92.7
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
        --       7.58        8.44         339.5         1.15          N/A       1.08(h)        (0.11)         104.7
        --       6.99       30.90         252.6         1.14         1.13       1.18(h)        (0.37)          91.5
   (0.00)+       5.34     (27.83)          46.8         1.10         1.00          1.69        (0.18)          92.7
        --       7.40     (26.00)          15.2        1.10*          N/A         4.03*       (0.11)*          98.4
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------
        --       7.59        8.58           5.5         1.05          N/A       0.98(h)        (0.05)         104.7
        --       6.99       23.72           4.1        1.10*        1.05*      1.04*(h)       (0.26)*          91.5
----------    --------- ------------ -------------- ----------- ------------ ------------- -------------- -------------

(d) Commencement of operations--04/01/2002.
(e) Commencement of operations--05/01/2004.
(f) Commencement of operations--02/12/2001.
(g) Commencement of operations--04/17/2003.
(h) Excludes effect of Deferred Expense Reimbursement--See note 3 of financial statements.

                       See notes to financial statements

                                      169

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS



                                                      NET ASSET                   NET REALIZED/             DIVIDENDS
                                                      VALUE                       UNREALIZED     TOTAL FROM FROM NET
                                                      BEGINNING OF NET INVESTMENT GAIN (LOSS) ON INVESTMENT INVESTMENT
SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED: PERIOD       INCOME (LOSS)  INVESTMENTS    OPERATIONS INCOME
     LORD ABBETT AMERICA'S VALUE PORTFOLIO            ------------ -------------- -------------- ---------- ----------
      Class B
      12/31/2004                                         $11.80      $ 0.38 (a)     $ 1.73 (a)    $  2.11    $(0.24)
      05/01/2003 to 12/31/2003 (b)                        10.00        0.28 (a)       1.81 (a)       2.09     (0.19)
-------------------------------------                 ------------ -------------- -------------- ---------- ----------
     LORD ABBETT BOND DEBENTURE PORTFOLIO             ------------ -------------- -------------- ---------- ----------
      Class A
      12/31/2004                                         $12.04      $ 0.70 (a)     $ 0.31 (a)    $  1.01    $(0.42)
      12/31/2003                                          10.24        0.73 (a)       1.27 (a)       2.00     (0.20)
      12/31/2002                                          11.22        0.77 (a)      (0.79)(a)     (0.02)     (0.96)
      12/31/2001                                          11.75        0.90 (a)      (0.48)(a)       0.42     (0.95)
      12/31/2000                                          12.48            1.00         (0.90)       0.10     (0.83)
-------------------------------------                 ------------ -------------- -------------- ---------- ----------
      Class B
      12/31/2004                                          11.97        0.69 (a)       0.29 (a)       0.98     (0.41)
      12/31/2003                                          10.21        0.69 (a)       1.46 (a)       2.15     (0.20)
      12/31/2002                                          11.20        0.72 (a)      (0.76)(a)     (0.04)     (0.95)
      03/22/2001 to 12/31/2001 (c)                        12.03        0.64 (a)      (0.52)(a)       0.12     (0.95)
-------------------------------------                 ------------ -------------- -------------- ---------- ----------
      Class E
      12/31/2004                                          12.00        0.70 (a)       0.29 (a)       0.99     (0.42)
      12/31/2003                                          10.22        0.70 (a)       1.28 (a)       1.98     (0.20)
      04/01/2002 to 12/31/2002 (d)                        11.27        0.53 (a)      (0.62)(a)     (0.09)     (0.96)
-------------------------------------                 ------------ -------------- -------------- ---------- ----------
     LORD ABBETT GROWTH AND INCOME PORTFOLIO          ------------ -------------- -------------- ---------- ----------
      Class A
      12/31/2004                                         $24.41      $ 0.33 (a)     $ 2.82 (a)    $  3.15    $(0.12)
      12/31/2003                                          18.86        0.23 (a)       5.56 (a)       5.79     (0.24)
      12/31/2002                                          25.05        0.21 (a)      (4.67)(a)     (4.46)     (0.21)
      12/31/2001                                          26.82        0.25 (a)      (1.80)(a)     (1.55)     (0.22)
      12/31/2000                                          24.07              --           3.26       3.26     (0.28)
-------------------------------------                 ------------ -------------- -------------- ---------- ----------
      Class B
      12/31/2004                                          24.29        0.27 (a)       2.80 (a)       3.07     (0.09)
      12/31/2003                                          18.78        0.18 (a)       5.54 (a)       5.72     (0.21)
      12/31/2002                                          25.01        0.17 (a)      (4.67)(a)     (4.50)     (0.21)
      03/22/2001 to 12/31/2001 (c)                        23.59        0.13 (a)       1.51 (a)       1.64     (0.22)
-------------------------------------                 ------------ -------------- -------------- ---------- ----------
     LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO       ------------ -------------- -------------- ---------- ----------
      Class A
      12/31/2004                                         $ 9.24      $(0.04)(a)     $ 1.23 (a)    $  1.19    $    --
      12/31/2003                                           6.78       (0.05)(a)       2.51 (a)       2.46         --
      12/31/2002                                           8.95       (0.04)(a)      (2.13)(a)     (2.17)         --
      05/01/2001 to 12/31/2001 (e)                         9.58       (0.03)(a)      (0.60)(a)     (0.63)         --
-------------------------------------                 ------------ -------------- -------------- ---------- ----------
      Class B
      12/31/2004                                           9.16       (0.06)(a)       1.20 (a)       1.14         --
      12/31/2003                                           6.75       (0.07)(a)       2.48 (a)       2.41         --
      12/31/2002                                           8.93       (0.06)(a)      (2.12)(a)     (2.18)         --
      02/12/2001 to 12/31/2001 (f)                        10.00       (0.06)(a)      (1.01)(a)     (1.07)         --
-------------------------------------                 ------------ -------------- -------------- ---------- ----------
     LORD ABBETT MID-CAP VALUE PORTFOLIO              ------------ -------------- -------------- ---------- ----------
      Class A
      12/31/2004                                         $17.80      $ 0.17 (a)     $ 4.25 (a)    $  4.42    $(0.10)
      12/31/2003                                          14.41        0.15 (a)       3.62 (a)       3.77     (0.11)
      12/31/2002                                          16.64        0.16 (a)      (1.71)(a)     (1.55)     (0.07)
      12/31/2001                                          16.92        0.14 (a)       1.14 (a)       1.28     (0.08)
      12/31/2000                                          11.17        0.08 (a)           5.79       5.87     (0.04)
-------------------------------------                 ------------ -------------- -------------- ---------- ----------
      Class B
      12/31/2004                                          17.70        0.12 (a)       4.22 (a)       4.34     (0.08)
      12/31/2003                                          14.35        0.11 (a)       3.60 (a)       3.71     (0.09)
      12/31/2002                                          16.62        0.13 (a)      (1.72)(a)     (1.59)     (0.07)
      04/03/2001 to 12/31/2001 (g)                        16.41        0.08 (a)       1.69 (a)       1.77     (0.08)
-------------------------------------                 ------------ -------------- -------------- ---------- ----------


                                                      DISTRIBUTIONS
                                                      FROM NET
                                                      REALIZED
SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED: CAPITAL GAINS
     LORD ABBETT AMERICA'S VALUE PORTFOLIO            -------------
      Class B
      12/31/2004                                         $(0.12)
      05/01/2003 to 12/31/2003 (b)                        (0.10)
-------------------------------------                 -------------
     LORD ABBETT BOND DEBENTURE PORTFOLIO             -------------
      Class A
      12/31/2004                                         $    --
      12/31/2003                                              --
      12/31/2002                                              --
      12/31/2001                                              --
      12/31/2000                                              --
-------------------------------------                 -------------
      Class B
      12/31/2004                                              --
      12/31/2003                                          (0.19)
      12/31/2002                                              --
      03/22/2001 to 12/31/2001 (c)                            --
-------------------------------------                 -------------
      Class E
      12/31/2004                                              --
      12/31/2003                                              --
      04/01/2002 to 12/31/2002 (d)                            --
-------------------------------------                 -------------
     LORD ABBETT GROWTH AND INCOME PORTFOLIO          -------------
      Class A
      12/31/2004                                         $    --
      12/31/2003                                              --
      12/31/2002                                          (1.52)
      12/31/2001                                              --
      12/31/2000                                          (0.23)
-------------------------------------                 -------------
      Class B
      12/31/2004                                              --
      12/31/2003                                              --
      12/31/2002                                          (1.52)
      03/22/2001 to 12/31/2001 (c)                            --
-------------------------------------                 -------------
     LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO       -------------
      Class A
      12/31/2004                                         $    --
      12/31/2003                                              --
      12/31/2002                                              --
      05/01/2001 to 12/31/2001 (e)                            --
-------------------------------------                 -------------
      Class B
      12/31/2004                                              --
      12/31/2003                                              --
      12/31/2002                                              --
      02/12/2001 to 12/31/2001 (f)                            --
-------------------------------------                 -------------
     LORD ABBETT MID-CAP VALUE PORTFOLIO              -------------
      Class A
      12/31/2004                                         $(0.48)
      12/31/2003                                          (0.27)
      12/31/2002                                          (0.61)
      12/31/2001                                          (1.48)
      12/31/2000                                          (0.08)
-------------------------------------                 -------------
      Class B
      12/31/2004                                          (0.48)
      12/31/2003                                          (0.27)
      12/31/2002                                          (0.61)
      04/03/2001 to 12/31/2001 (g)                        (1.48)
-------------------------------------                 -------------

*  Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+ Rounds to less than $0.005 per share
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--05/01/2003.
(c) Commencement of operations--03/22/2001.

                       See notes to financial statements

                                                               RATIO OF
                                                               EXPENSES TO  RATIO OF      RATIO OF NET
                                                   RATIO OF    AVERAGE NET  EXPENSES TO   INVESTMENT
              NET ASSET              NET ASSETS    EXPENSES TO ASSETS AFTER AVERAGE NET   INCOME (LOSS)
TOTAL         VALUE END              END OF PERIOD AVERAGE NET BROKER       ASSETS BEFORE TO AVERAGE    PORTFOLIO
DISTRIBUTIONS OF PERIOD TOTAL RETURN (IN MILLIONS) ASSETS**    REBATES **   REIMBURSEMENT NET ASSETS    TURNOVER RATE
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
   $(0.36)     $13.55       17.73%     $   35.5       1.09%         N/A          1.59%         3.03%        31.2%
    (0.29)      11.80        21.05          9.0       1.05*         N/A          3.44*         3.78*         56.2
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
   $(0.42)     $12.63        8.43%     $  520.3       0.63%         N/A           N/A%         5.65%        39.8%
    (0.20)      12.04        19.52        234.6        0.70         N/A        0.67(h)          6.52         36.9
    (0.96)      10.24       (0.39)        202.1        0.70         N/A           0.77          7.43         45.8
    (0.95)      11.22         3.76        154.2        0.72         N/A           0.75          7.76         66.2
    (0.83)      11.75         0.87        155.2        0.85         N/A           0.86          7.78         64.9
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
    (0.41)      12.54         8.17        776.0        0.88         N/A            N/A          5.61         39.8
    (0.39)      11.97        19.15        758.2        0.96         N/A        0.91(h)          6.11         36.9
    (0.95)      10.21       (0.57)        197.4        0.95         N/A           1.05          7.12         45.8
    (0.95)      11.20         1.17         31.8       0.95*         N/A          0.98*         7.38*         66.2
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
    (0.42)      12.57         8.24         35.2        0.78         N/A            N/A          5.67         39.8
    (0.20)      12.00        19.35         22.8        0.86         N/A        0.81(h)          6.10         36.9
    (0.96)      10.22    (1.03)(c)          2.5       0.85*         N/A          0.98*         7.12*         45.8
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
   $(0.12)     $27.44       12.92%     $1,867.5       0.57%         N/A       0.56%(h)         1.30%        29.7%
    (0.24)      24.41        31.06      1,167.7        0.62       0.61%        0.62(h)          1.13         37.0
    (1.73)      18.86      (17.95)        890.2        0.65        0.63           0.67          0.94         55.4
    (0.22)      25.05       (5.77)      1,205.5        0.64         N/A           0.64          1.04         69.7
    (0.51)      26.82        14.68        944.6        0.70         N/A            N/A          1.32         51.7
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
    (0.09)      27.27        12.65      1,282.3        0.82         N/A        0.80(h)          1.08         29.7
    (0.21)      24.29        30.73      1,081.0        0.86        0.86        0.86(h)          0.87         37.0
    (1.73)      18.78      (18.12)        337.3        0.90        0.88           0.93          0.78         55.4
    (0.22)      25.01         6.96         98.7       0.89*         N/A          0.89*         0.72*         69.7
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
     $  --     $10.43       12.76%     $   26.5       0.90%         N/A          0.95%       (0.43)%        99.5%
        --       9.24        36.43         27.6        0.90         N/A           1.04        (0.57)        119.0
        --       6.78      (24.25)          3.8        0.85         N/A           1.69        (0.52)         89.6
        --       8.95       (6.58)          0.9       0.85*         N/A          5.19*       (0.54)*         89.1
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
        --      10.30        12.45         36.0        1.15         N/A           1.20        (0.66)         99.5
        --       9.16        35.70         27.6        1.14         N/A           1.39        (0.83)        119.0
        --       6.75      (24.41)         13.7        1.10         N/A           1.98        (0.77)         89.6
        --       8.93      (10.70)          8.4       1.10*         N/A          5.44*       (0.78)*         89.1
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
   $(0.58)     $21.64       24.82%     $  125.1       0.78%         N/A            N/A         0.86%        19.7%
    (0.38)      17.80        26.15         90.8        0.83         N/A        0.82(h)          0.98         18.8
    (0.68)      14.41       (9.31)         74.0        0.89       0.89%           0.90          1.04         29.0
    (1.56)      16.64         8.10         75.1        0.92         N/A           0.94          0.86         40.0
    (0.12)      16.92        52.87         60.0        1.26         N/A            N/A          0.79         66.4
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
    (0.56)      21.48        24.50        179.1        1.03         N/A            N/A          0.60         19.7
    (0.36)      17.70        25.87        100.0        1.08         N/A        1.06(h)          0.73         18.8
    (0.68)      14.35       (9.58)         51.6        1.14        1.14           1.16          0.83         29.0
    (1.56)      16.62        11.33         16.9       1.15*         N/A          1.17*         0.68*         40.0
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

(d) Commencement of operations--04/01/2002.
(e) Commencement of operations--05/01/2001.
(f) Commencement of operations--02/12/2001.
(g) Commencement of operations--04/03/2001.
(h) Excludes effect of Deferred Expense Reimbursement--See note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

                                                      NET ASSET                NET REALIZED/             DIVIDENDS  DISTRIBUTIONS
                                                      VALUE                    UNREALIZED     TOTAL FROM FROM NET   FROM NET
                                                      BEGINNING NET INVESTMENT GAIN (LOSS) ON INVESTMENT INVESTMENT REALIZED
SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED: OF PERIOD INCOME (LOSS)  INVESTMENTS    OPERATIONS INCOME     CAPITAL GAINS
       METLIFE AGGRESSIVE STRATEGY PORTFOLIO          --------- -------------- -------------- ---------- ---------- -------------

        Class B
        11/04/2004 to 12/31/2004 (b)                   $10.00     $ 0.08 (a)    $  0.64 (a)    $  0.72    $(0.03)      $    --
--------------------------------------------          --------- -------------- -------------- ---------- ---------- -------------
       METLIFE BALANCED STRATEGY PORTFOLIO            --------- -------------- -------------- ---------- ---------- -------------

        Class B
        11/04/2004 to 12/31/2004 (b)                   $10.00     $ 0.28 (a)    $  0.14 (a)    $  0.42    $(0.11)      $    --
--------------------------------------------          --------- -------------- -------------- ---------- ---------- -------------
       METLIFE DEFENSIVE STRATEGY PORTFOLIO           --------- -------------- -------------- ---------- ---------- -------------

        Class B
        11/04/2004 to 12/31/2004 (b)                   $10.00     $ 0.42 (a)    $ (0.29)(a)    $  0.13    $(0.18)      $    --
--------------------------------------------          --------- -------------- -------------- ---------- ---------- -------------
       METLIFE GROWTH STRATEGY PORTFOLIO              --------- -------------- -------------- ---------- ---------- -------------

        Class B
        11/04/2004 to 12/31/2004 (b)                   $10.00     $ 0.19 (a)    $  0.44 (a)    $  0.63    $(0.07)      $    --
--------------------------------------------          --------- -------------- -------------- ---------- ---------- -------------
       METLIFE MODERATE STRATEGY PORTFOLIO            --------- -------------- -------------- ---------- ---------- -------------

        Class B
        11/04/2004 to 12/31/2004 (b)                   $10.00     $ 0.36 (a)    $ (0.11)(a)    $  0.25    $(0.14)      $    --
--------------------------------------------          --------- -------------- -------------- ---------- ---------- -------------
       MFS RESEARCH INTERNATIONAL PORTFOLIO           --------- -------------- -------------- ---------- ---------- -------------

        Class A
        12/31/2004                                     $ 9.81     $ 0.08 (a)    $  1.85 (a)    $  1.93    $    --      $(0.02)
        12/31/2003                                       7.49       0.06 (a)       2.34 (a)       2.40     (0.08)           --
        12/31/2002                                       8.48       0.06 (a)      (1.04)(a)     (0.98)     (0.01)           --
        05/01/2001 to 12/31/2001 (c)                     9.55      (0.01)(a)      (1.04)(a)     (1.05)     (0.02)           --
--------------------------------------------          --------- -------------- -------------- ---------- ---------- -------------

        Class B
        12/31/2004                                       9.79       0.05 (a)       1.86 (a)       1.91         --       (0.02)
        12/31/2003                                       7.47       0.05 (a)       2.33 (a)       2.38     (0.06)           --
        12/31/2002                                       8.48       0.03 (a)      (1.03)(a)     (1.00)     (0.01)           --
        02/12/2001 to 12/31/2001 (d)                    10.00       0.01 (a)      (1.52)(a)     (1.51)     (0.01)           --
--------------------------------------------          --------- -------------- -------------- ---------- ---------- -------------

        Class E
        12/31/2004                                       9.80       0.07 (a)       1.85 (a)       1.92         --       (0.02)
        12/31/2003                                       7.48       0.05 (a)       2.34 (a)       2.39     (0.07)           --
        12/31/2002                                       8.48       0.03 (a)      (1.02)(a)     (0.99)     (0.01)           --
        10/31/2001 to 12/31/2001 (e)                     8.15      (0.01)(a)       0.35 (a)       0.34     (0.01)           --
--------------------------------------------          --------- -------------- -------------- ---------- ---------- -------------
       MONEY MARKET PORTFOLIO                         --------- -------------- -------------- ---------- ---------- -------------

        Class A
        12/31/2004                                     $ 1.00     $ 0.01 (a)    $        --    $  0.01    $(0.01)      $    --
        12/31/2003                                       1.00       0.01 (a)         (0.01)         --         --           --
        01/02/2002 to 12/31/2002 (f)                     1.00       0.02 (a)     (0.01)+(a)       0.01     (0.01)           --
--------------------------------------------          --------- -------------- -------------- ---------- ---------- -------------

        Class B
        12/31/2004                                       1.00       0.01 (a)             --       0.01     (0.01)           --
        12/31/2003                                       1.00             --             --         --         --           --
        12/31/2002                                       1.00       0.01 (a)         --+(a)       0.01     (0.01)           --
        02/12/2001 to 12/31/2001 (d)                     1.00       0.03 (a)         --+(a)       0.03     (0.03)           --
--------------------------------------------          --------- -------------- -------------- ---------- ---------- -------------
       NEUBERGER BERMAN REAL ESTATE PORTFOLIO         --------- -------------- -------------- ---------- ---------- -------------

        Class A
        05/01/2004 to 12/31/2004 (g)                   $10.00     $ 0.55 (a)    $  2.42 (a)    $  2.97    $(0.22)      $(0.28)
--------------------------------------------          --------- -------------- -------------- ---------- ---------- -------------

        Class B
        05/01/2004 to 12/31/2004 (g)                    10.00       0.26 (a)       2.69 (a)       2.95     (0.20)       (0.28)
--------------------------------------------          --------- -------------- -------------- ---------- ---------- -------------

        Class E
        05/01/2004 to 12/31/2004 (g)                    10.00       0.33 (a)       2.64 (a)       2.97     (0.22)       (0.28)
--------------------------------------------          --------- -------------- -------------- ---------- ---------- -------------

* Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+ Rounds to less than $0.005 per share
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--11/04/2004.
(c) Commencement of operations--05/01/2001.

                       See notes to financial statements

                                                               RATIO OF
                                                               EXPENSES TO  RATIO OF      RATIO OF NET
                                                   RATIO OF    AVERAGE NET  EXPENSES TO   INVESTMENT
              NET ASSET              NET ASSETS    EXPENSES TO ASSETS AFTER AVERAGE NET   INCOME (LOSS)
TOTAL         VALUE END              END OF PERIOD AVERAGE NET BROKER       ASSETS BEFORE TO AVERAGE    PORTFOLIO
DISTRIBUTIONS OF PERIOD TOTAL RETURN (IN MILLIONS) ASSETS**    REBATES**    REIMBURSEMENT NET ASSETS    TURNOVER RATE
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

   $(0.03)     $10.69       7.15%      $  304.5      0.35%*         N/A         0.52%*        4.77%*          N/A
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

   $(0.11)     $10.31       4.19%      $1,561.2      0.35%*         N/A         0.38%*       17.21%*          N/A
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

   $(0.18)     $ 9.95       1.34%      $  129.8      0.35%*         N/A         0.71%*       26.11%*          N/A
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

   $(0.07)     $10.56       6.30%      $1,379.4      0.35%*         N/A         0.39%*       11.59%*          N/A
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

   $(0.14)     $10.11       2.55%      $  500.3      0.35%*         N/A         0.45%*       22.53%*          N/A
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

   $(0.02)     $11.72      19.72%      $  304.0       1.06%         N/A       0.94%(h)         0.75%             98.5%
    (0.08)       9.81       32.20          67.3        1.09       1.09%           1.11          0.68         99.0
    (0.01)       7.49     (11.52)           9.4        1.00        1.00           1.86          0.73        114.1
    (0.02)       8.48     (11.04)           3.7       1.00*        N/A*          5.08*       (0.01)*        133.6
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

    (0.02)      11.68       19.56         396.0        1.32         N/A        1.18(h)          0.47         98.5
    (0.06)       9.79       32.04         186.0        1.33        1.33           1.39          0.56         99.0
    (0.01)       7.47     (11.80)          67.1        1.25        1.25           2.07          0.34        114.1
    (0.01)       8.48     (15.14)          14.7       1.25*        N/A*          5.33*         0.13*        133.6
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

    (0.02)      11.70       19.64          11.3        1.22         N/A        1.09(h)          0.72         98.5
    (0.07)       9.80       32.09           6.9        1.23        1.23           1.28          0.59         99.0
    (0.01)       7.48     (11.65)           1.8        1.15        1.15           1.82          0.34        114.1
    (0.01)       8.48        4.22            --       1.15*        N/A*          5.23*       (1.02)*        133.6
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

   $(0.01)     $ 1.00       0.83%      $    3.7       0.50%         N/A            N/A         0.87%          N/A
        --       1.00        0.68           5.3        0.50         N/A          0.50%          0.62          N/A
    (0.01)       1.00        1.31            --       0.50*         N/A           0.51          1.57          N/A
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

    (0.01)       1.00        0.60         140.8        0.75         N/A            N/A         0.62*          N/A
        --       1.00        0.43         169.4        0.74         N/A           0.74          0.42          N/A
    (0.01)       1.00        1.09         128.5        0.75         N/A           0.86          1.04          N/A
    (0.03)       1.00        2.82          26.5       0.75*         N/A          2.42*         2.37*          N/A
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

   $(0.50)     $12.47      29.73%      $   77.1      0.84%*         N/A         0.84%*         6.76*             52.3%
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

    (0.48)      12.47       29.55         167.2       0.98*         N/A          0.98*         3.45*         52.3
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

    (0.50)      12.47       29.69          20.9       0.91*         N/A          0.91*         4.19*         52.3
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

(d) Commencement of operations--02/12/2001.
(e) Commencement of operations--10/31/2001.
(f) Commencement of operations--01/02/2002.
(g) Commencement of operations--05/01/2004.
(h) Excludes effect of Deferred Expense Reimbursement--See note 3 of financial statements.

                       See notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS



                                                      NET ASSET                   NET REALIZED/             DIVIDENDS
                                                      VALUE                       UNREALIZED     TOTAL FROM FROM NET
                                                      BEGINNING OF NET INVESTMENT GAIN (LOSS) ON INVESTMENT INVESTMENT
SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED: PERIOD       INCOME (LOSS)  INVESTMENTS    OPERATIONS INCOME
     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO       ------------ -------------- -------------- ---------- ----------

       Class A
       12/31/2004                                        $ 8.33      $ 0.07 (a)     $ 0.47 (a)    $  0.54    $(0.06)
       12/31/2003                                          6.47        0.01 (a)       1.85 (a)       1.86         --
       01/02/2002 to 12/31/2002 (b)                        8.57        0.01+(a)      (2.11)(a)     (2.10)      0.00+
------------------------------------                  ------------ -------------- -------------- ---------- ----------

       Class B
       12/31/2004                                          8.29        0.06 (a)       0.46 (a)       0.52     (0.05)
       12/31/2003                                          6.45              --       1.84 (a)       1.84         --
       12/31/2002                                          8.57          --+(a)      (2.12)(a)     (2.12)      0.00+
       02/12/2001 to 12/31/2001 (c)                       10.00          --+(a)      (1.43)(a)     (1.43)        --+
------------------------------------                  ------------ -------------- -------------- ---------- ----------
     PIMCO INFLATION PROTECTED BOND PORTFOLIO         ------------ -------------- -------------- ---------- ----------

       Class A
       12/31/2004                                        $10.29      $ 0.16 (a)     $ 0.81 (a)    $  0.97    $(0.11)
       05/01/2003 to 12/31/2003 (d)                       10.00        0.07 (a)       0.47 (a)       0.54     (0.04)
------------------------------------                  ------------ -------------- -------------- ---------- ----------

       Class B
       12/31/2004                                         10.29        0.08 (a)       0.84 (a)       0.92     (0.07)
       05/01/2003 to 12/31/2003 (d)                       10.00        0.07 (a)       0.46 (a)       0.53     (0.03)
------------------------------------                  ------------ -------------- -------------- ---------- ----------
     PIMCO PEA INNOVATION PORTFOLIO                   ------------ -------------- -------------- ---------- ----------

       Class A
       12/31/2004                                        $ 4.83      $(0.02)(a)     $(0.19)(a)    $(0.21)    $    --
       12/31/2003                                          3.06       (0.04)(a)       1.81 (a)       1.77         --
       12/31/2002                                          6.18       (0.04)(a)      (3.08)(a)     (3.12)         --
       05/01/2001 to 12/31/2001 (e)                        8.06       (0.04)(a)      (1.84)(a)     (1.88)         --
------------------------------------                  ------------ -------------- -------------- ---------- ----------

       Class B
       12/31/2004                                          4.79       (0.02)(a)      (0.19)(a)     (0.21)         --
       12/31/2003                                          3.04       (0.05)(a)       1.80 (a)       1.75         --
       12/31/2002                                          6.16       (0.04)(a)      (3.08)(a)     (3.12)         --
       02/12/2001 to 12/31/2001 (c)                       10.00       (0.06)(a)      (3.78)(a)     (3.84)         --
------------------------------------                  ------------ -------------- -------------- ---------- ----------

       Class E
       12/31/2004                                          4.80       (0.02)(a)      (0.19)(a)     (0.21)         --
       12/31/2003                                          3.05       (0.05)(a)       1.80 (a)       1.75         --
       12/31/2002                                          6.17       (0.03)(a)      (3.09)(a)     (3.12)         --
       10/31/2001 to 12/31/2001 (f)                        5.24       (0.01)(a)       0.94 (a)       0.93         --
------------------------------------                  ------------ -------------- -------------- ---------- ----------
     PIMCO TOTAL RETURN PORTFOLIO                     ------------ -------------- -------------- ---------- ----------

       Class A
       12/31/2004                                        $11.61      $ 0.20 (a)     $ 0.40 (a)    $  0.60    $(0.81)
       12/31/2003                                         11.34        0.28 (a)       0.23 (a)       0.51     (0.13)
       12/31/2002                                         10.35        0.33 (a)       0.66 (a)       0.99         --
       05/01/2001 to 12/31/2001 (e)                       10.03        0.27 (a)       0.40 (a)       0.67     (0.20)
------------------------------------                  ------------ -------------- -------------- ---------- ----------

       Class B
       12/31/2004                                         11.54        0.19 (a)       0.38 (a)       0.57     (0.79)
       12/31/2003                                         11.29        0.24 (a)       0.25 (a)       0.49     (0.13)
       12/31/2002                                         10.33        0.31 (a)       0.65 (a)       0.96         --
       02/12/2001 to 12/31/2001 (c)                       10.00        0.32 (a)       0.34 (a)       0.66     (0.18)
------------------------------------                  ------------ -------------- -------------- ---------- ----------

       Class E
       12/31/2004                                         11.56        0.21 (a)       0.37 (a)       0.58     (0.80)
       12/31/2003                                         11.30        0.23 (a)       0.27 (a)       0.50     (0.13)
       12/31/2002                                         10.33        0.33 (a)       0.64 (a)       0.97         --
       10/31/2001 to 12/31/2001 (f)                       10.65        0.07 (a)      (0.26)(a)     (0.19)     (0.09)
------------------------------------                  ------------ -------------- -------------- ---------- ----------


                                                      DISTRIBUTIONS
                                                      FROM NET
                                                      REALIZED
SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED: CAPITAL GAINS
     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO       -------------

       Class A
       12/31/2004                                        $(0.45)
       12/31/2003                                             --
       01/02/2002 to 12/31/2002 (b)                           --
------------------------------------                  -------------

       Class B
       12/31/2004                                         (0.45)
       12/31/2003                                             --
       12/31/2002                                             --
       02/12/2001 to 12/31/2001 (c)                           --
------------------------------------                  -------------
     PIMCO INFLATION PROTECTED BOND PORTFOLIO         -------------

       Class A
       12/31/2004                                        $(0.51)
       05/01/2003 to 12/31/2003 (d)                       (0.21)
------------------------------------                  -------------

       Class B
       12/31/2004                                         (0.51)
       05/01/2003 to 12/31/2003 (d)                       (0.21)
------------------------------------                  -------------
     PIMCO PEA INNOVATION PORTFOLIO                   -------------

       Class A
       12/31/2004                                        $   --+
       12/31/2003                                             --
       12/31/2002                                             --
       05/01/2001 to 12/31/2001 (e)                           --
------------------------------------                  -------------

       Class B
       12/31/2004                                            --+
       12/31/2003                                             --
       12/31/2002                                             --
       02/12/2001 to 12/31/2001 (c)                           --
------------------------------------                  -------------

       Class E
       12/31/2004                                            --+
       12/31/2003                                             --
       12/31/2002                                             --
       10/31/2001 to 12/31/2001 (f)                           --
------------------------------------                  -------------
     PIMCO TOTAL RETURN PORTFOLIO                     -------------

       Class A
       12/31/2004                                        $    --
       12/31/2003                                         (0.11)
       12/31/2002                                             --
       05/01/2001 to 12/31/2001 (e)                       (0.15)
------------------------------------                  -------------

       Class B
       12/31/2004                                             --
       12/31/2003                                         (0.11)
       12/31/2002                                             --
       02/12/2001 to 12/31/2001 (c)                       (0.15)
------------------------------------                  -------------

       Class E
       12/31/2004                                             --
       12/31/2003                                         (0.11)
       12/31/2002                                             --
       10/31/2001 to 12/31/2001 (f)                       (0.04)
------------------------------------                  -------------

* Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+ Rounds to less than $0.005 per share
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--01/02/2002.
(c) Commencement of operations--02/12/2001.

                       See notes to financial statements

                                      174



                                                               RATIO OF
                                                               EXPENSES TO  RATIO OF      RATIO OF NET
                                                   RATIO OF    AVERAGE NET  EXPENSES TO   INVESTMENT
              NET ASSET              NET ASSETS    EXPENSES TO ASSETS AFTER AVERAGE NET   INCOME (LOSS)
TOTAL         VALUE END              END OF PERIOD AVERAGE NET BROKER       ASSETS BEFORE TO AVERAGE    PORTFOLIO
DISTRIBUTIONS OF PERIOD TOTAL RETURN (IN MILLIONS) ASSETS**    REBATES**    REIMBURSEMENT NET ASSETS    TURNOVER RATE
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

   $(0.51)     $ 8.36       6.70%      $  298.0       0.68%         N/A       0.69%(g)         0.90%          65.3%
        --       8.33       28.75           0.2        0.72       0.72%        0.75(g)          0.07          36.6
      0.00       6.47     (24.47)           0.7        0.75         N/A           0.99          0.17          20.6
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

    (0.50)       8.31        6.40         634.6        0.95         N/A        0.91(g)         0.67*          65.3
        --       8.29       28.53         551.0        0.99        0.99        0.98(g)        (0.03)          36.6
      0.00       6.45     (24.73)         122.4        1.00         N/A           1.22        (0.02)          20.6
        --       8.57     (14.27)          26.9       1.00*         N/A          3.21*         0.04*          29.7
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

   $(0.62)     $10.64       9.41%      $  331.3       0.62%         N/A            N/A         1.39%       1,173.9%
    (0.25)      10.29        5.47           1.1       0.70*         N/A          0.74%         0.72*         935.0
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

    (0.58)      10.63        8.99         502.3        0.81         N/A            N/A          0.73       1,173.9
    (0.24)      10.29        5.35         366.2       0.84*         N/A          0.84*         0.64*         935.0
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

     $  --     $ 4.62     (4.28)%      $   81.8       0.96%         N/A            N/A       (0.45)%         173.0%
        --       4.83       57.84          47.2        1.10       1.04%          1.26%        (0.89)         313.0
        --       3.06     (50.49)          13.0        1.10        1.04           1.73        (0.90)         227.2
        --       6.18     (23.33)          16.1       1.10*         N/A          3.97*       (0.90)*         346.9
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

        --       4.58      (4.31)         100.2        1.21         N/A            N/A        (0.57)         173.0
        --       4.79       57.57          64.8        1.35        1.29           1.52        (1.14)         313.0
        --       3.04     (50.65)          15.2        1.35        1.27           1.96        (1.13)         227.2
        --       6.16     (38.40)           9.6       1.35*         N/A          4.21*       (1.01)*         346.9
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

        --       4.59      (4.30)          20.3        1.10         N/A            N/A        (0.55)         173.0
        --       4.80       57.88          15.5        1.25        1.22           1.37        (1.07)         313.0
        --       3.05     (50.57)           1.2        1.25        1.12           1.83        (0.97)         227.2
        --       6.17       17.75            --       1.25*         N/A          4.11*       (1.18)*         346.9
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

   $(0.81)     $11.40       5.25%      $  578.0       0.57%         N/A            N/A         1.69%         416.0%
    (0.24)      11.61        4.53         194.5        0.59         N/A        0.57(g)          2.43         547.1
        --      11.34        9.57         155.0        0.65         N/A        0.64(g)          3.06         474.4
    (0.35)      10.35        6.68          59.1       0.65*         N/A          1.15*         3.76*         346.0
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

    (0.79)      11.32        4.98       1,028.5        0.81         N/A            N/A          1.66         416.0
    (0.24)      11.54        4.53         893.8        0.83         N/A        0.82(g)          2.07         547.1
        --      11.29        9.29         427.7        0.90         N/A        0.90(g)          2.85         474.4
    (0.33)      10.33        6.68          46.2       0.90*         N/A          1.40*         3.48*         346.0
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

    (0.80)      11.34        5.06         146.6        0.71         N/A            N/A          1.76         416.0
    (0.24)      11.56        4.44         119.3        0.73         N/A        0.71(g)          2.02         547.1
        --      11.30        9.39          29.2        0.80         N/A        0.80(g)          3.00         474.4
    (0.13)      10.33      (1.81)           0.1       0.80*         N/A          1.30*         3.71*         346.0
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

(d) Commencement of operations--05/01/2003.
(e) Commencement of operations--05/01/2001.
(f) Commencement of operations--10/31/2001.
(g) Excludes effect of Deferred Expense Reimbursement--See note 3 of financial statements.

                       See notes to financial statements

                                      175

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS



                                                      NET ASSET                   NET REALIZED/             DIVIDENDS
                                                      VALUE                       UNREALIZED     TOTAL FROM FROM NET
                                                      BEGINNING OF NET INVESTMENT GAIN (LOSS) ON INVESTMENT INVESTMENT
SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED: PERIOD       INCOME (LOSS)  INVESTMENTS    OPERATIONS INCOME
     MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO       ------------ -------------- -------------- ---------- ----------

       Class A
       12/31/2004                                        $11.92      $ 0.04 (a)     $ 2.17 (a)    $  2.21    $    --
       12/31/2003                                          9.26        0.01 (a)       2.65 (a)       2.66         --
       12/31/2002                                         11.74         -- +(a)      (2.47)(a)     (2.47)     (0.01)
       12/31/2001                                         14.82        0.02 (a)      (1.22)(a)     (1.20)     (0.02)
       12/31/2000                                         17.27        0.02 (a)         (1.78)     (1.76)        --+
------------------------------------                  ------------ -------------- -------------- ---------- ----------

       Class B
       12/31/2004                                         11.84        0.01 (a)       2.16 (a)       2.17         --
       12/31/2003                                          9.23       (2.00)(a)       4.61 (a)       2.61         --
       12/31/2002                                         11.72       (0.02)(a)      (2.46)(a)     (2.48)     (0.01)
       04/03/2001 to 12/31/2001 (b)                       12.25          --+(a)       1.35 (a)       1.35     (0.02)
------------------------------------                  ------------ -------------- -------------- ---------- ----------
     THIRD AVENUE SMALL CAP VALUE PORTFOLIO           ------------ -------------- -------------- ---------- ----------

       Class A
       12/31/2004                                        $11.62      $ 0.16 (a)     $ 2.96 (a)    $  3.12    $(0.08)
       12/31/2003                                          8.29        0.05 (a)       3.39 (a)       3.44     (0.04)
       05/01/2002 to 12/31/2002 (c)                       10.00        0.04 (a)      (1.72)(a)     (1.68)     (0.02)
------------------------------------                  ------------ -------------- -------------- ---------- ----------

       Class B
       12/31/2004                                         11.61        0.06 (a)       3.02 (a)       3.08     (0.04)
       12/31/2003                                          8.28        0.05 (a)       3.38 (a)       3.43     (0.03)
       05/01/2002 to 12/31/2002 (c)                       10.00        0.04 (a)      (1.73)(a)     (1.69)     (0.02)
------------------------------------                  ------------ -------------- -------------- ---------- ----------
     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO           ------------ -------------- -------------- ---------- ----------

       Class A
       12/31/2004                                        $ 6.39      $(0.03)(a)     $ 1.19 (a)    $  1.16    $    --
       12/31/2003                                          4.66       (0.02)(a)       1.75 (a)       1.73         --
       12/31/2002                                          8.37       (0.02)(a)      (3.66)(a)     (3.68)         --
       05/01/2001 to 12/31/2001 (d)                        9.76       (0.02)(a)      (1.37)(a)     (1.39)         --
------------------------------------                  ------------ -------------- -------------- ---------- ----------

       Class B
       12/31/2004                                          6.34       (0.05)(a)       1.18 (a)       1.13         --
       12/31/2003                                          4.64       (0.04)(a)       1.74 (a)       1.70         --
       12/31/2002                                          8.34       (0.03)(a)      (3.64)(a)     (3.67)         --
       02/12/2001 to 12/31/2001 (e)                       10.00       (0.04)(a)      (1.62)(a)     (1.66)         --
------------------------------------                  ------------ -------------- -------------- ---------- ----------

       Class E
       12/31/2004                                          6.36       (0.04)(a)       1.18 (a)       1.14         --
       12/31/2003                                          4.65       (0.03)(a)       1.74 (a)       1.71         --
       12/31/2002                                          8.36       (0.02)(a)      (3.66)(a)     (3.68)         --
       10/31/2001 to 12/31/2001 (f)                        7.42       (0.01)(a)       0.95 (a)       0.94         --
------------------------------------                  ------------ -------------- -------------- ---------- ----------
     TURNER MID-CAP GROWTH PORTFOLIO                  ------------ -------------- -------------- ---------- ----------

       Class A
       05/01/2004 to 12/31/2004 (g)                      $10.00      $(0.03)(a)     $ 1.26 (a)    $  1.23    $    --
------------------------------------                  ------------ -------------- -------------- ---------- ----------

       Class B
       05/01/2004 to 12/31/2004 (g)                       10.00       (0.05)(a)       1.27 (a)       1.22         --
------------------------------------                  ------------ -------------- -------------- ---------- ----------


                                                      DISTRIBUTIONS
                                                      FROM NET
                                                      REALIZED
SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED: CAPITAL GAINS
     MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO       -------------

       Class A
       12/31/2004                                        $    --
       12/31/2003                                             --
       12/31/2002                                             --
       12/31/2001                                         (1.86)
       12/31/2000                                         (0.69)
------------------------------------                  -------------

       Class B
       12/31/2004                                             --
       12/31/2003                                             --
       12/31/2002                                             --
       04/03/2001 to 12/31/2001 (b)                       (1.86)
------------------------------------                  -------------
     THIRD AVENUE SMALL CAP VALUE PORTFOLIO           -------------

       Class A
       12/31/2004                                        $(0.28)
       12/31/2003                                         (0.07)
       05/01/2002 to 12/31/2002 (c)                       (0.01)
------------------------------------                  -------------

       Class B
       12/31/2004                                         (0.28)
       12/31/2003                                         (0.07)
       05/01/2002 to 12/31/2002 (c)                       (0.01)
------------------------------------                  -------------
     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO           -------------

       Class A
       12/31/2004                                        $    --
       12/31/2003                                             --
       12/31/2002                                         (0.03)
       05/01/2001 to 12/31/2001 (d)                           --
------------------------------------                  -------------

       Class B
       12/31/2004                                             --
       12/31/2003                                             --
       12/31/2002                                         (0.03)
       02/12/2001 to 12/31/2001 (e)                           --
------------------------------------                  -------------

       Class E
       12/31/2004                                             --
       12/31/2003                                             --
       12/31/2002                                         (0.03)
       10/31/2001 to 12/31/2001 (f)                           --
------------------------------------                  -------------
     TURNER MID-CAP GROWTH PORTFOLIO                  -------------

       Class A
       05/01/2004 to 12/31/2004 (g)                      $    --
------------------------------------                  -------------

       Class B
       05/01/2004 to 12/31/2004 (g)                           --
------------------------------------                  -------------

* Annualized
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
+ Rounds to less than $0.005 per share
N/A Not Applicable
(a) Per share amounts based on average shares outstanding during the period.
(b) Commencement of operations--04/03/2001.
(c) Commencement of operations--05/01/2002.

                       See notes to financial statements

                                      176



                                                               RATIO OF
                                                               EXPENSES TO  RATIO OF      RATIO OF NET
                                                   RATIO OF    AVERAGE NET  EXPENSES TO   INVESTMENT
              NET ASSET              NET ASSETS    EXPENSES TO ASSETS AFTER AVERAGE NET   INCOME (LOSS)
TOTAL         VALUE END              END OF PERIOD AVERAGE NET BROKER       ASSETS BEFORE TO AVERAGE    PORTFOLIO
DISTRIBUTIONS OF PERIOD TOTAL RETURN (IN MILLIONS) ASSETS**    REBATES**    REIMBURSEMENT NET ASSETS    TURNOVER RATE
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

    $   --     $14.13        18.54%     $ 46.9        1.19%         N/A            N/A         0.34%        84.5%
        --      11.92         28.73       50.0         1.25       1.25%            N/A          0.08        231.2
    (0.01)       9.26       (21.05)       47.1         1.20        1.20            N/A          0.01         77.6
    (1.88)      11.74        (8.42)       76.8         1.09         N/A            N/A          0.14         79.9
    (0.69)      14.82       (10.55)       97.9         1.03         N/A            N/A          0.17        107.1
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

        --      14.01         18.33        4.0         1.45         N/A            N/A          0.12         84.5
        --      11.84         28.28        2.9         1.50        1.50            N/A        (0.20)        231.2
    (0.01)       9.23       (21.19)        2.1         1.47        1.47            N/A        (0.23)         77.6
    (1.88)      11.72         10.61        0.9        1.40*         N/A            N/A       (0.10)*         79.9
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

   $(0.36)     $14.38        26.81%     $206.3        0.87%         N/A            N/A         1.12%        11.3%
    (0.11)      11.62         41.52        6.2         0.93         N/A       0.92%(h)          0.54         14.6
    (0.03)       8.29    (16.78)(d)        4.2        0.95*         N/A          2.07*         0.75*          8.0
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

    (0.32)      14.37         26.50      435.5         1.07         N/A            N/A          0.46         11.3
    (0.10)      11.61         41.41      307.9         1.18         N/A        1.13(h)          0.49         14.6
    (0.03)       8.28       (16.90)       33.4        1.20*         N/A          1.69*         0.80*          8.0
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

    $   --     $ 7.55        18.15%     $145.7        0.83%         N/A       0.90%(h)       (0.41)%        51.7%
        --       6.39         37.12       34.8         0.91       0.83%        0.92(h)        (0.37)         56.5
    (0.03)       4.66       (44.00)       16.0         0.80        0.73           1.10        (0.34)        157.2
        --       8.37       (14.24)       13.5        0.80*        N/A*          2.35*       (0.35)*         86.3
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

        --       7.47         17.82      345.0         1.07         N/A        1.16(h)        (0.69)         51.7
        --       6.34         36.64      307.7         1.18        1.12        1.16(h)        (0.64)         56.5
    (0.03)       4.64       (44.04)       62.6         1.05        0.96           1.41        (0.54)        157.2
        --       8.34       (16.60)       23.4        1.05*        N/A*          2.60*       (0.53)*         86.3
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

        --       7.50         17.92       21.5         0.97         N/A        1.05(h)        (0.57)         51.7
        --       6.36         36.77       10.8         1.08        1.01        1.06(h)        (0.54)         56.5
    (0.03)       4.65       (44.05)        2.1         0.95        0.84           1.34        (0.38)        157.2
        --       8.36         12.67         --        0.95*        N/A*          2.49*       (0.70)*         86.3
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------
------------- --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

    $   --     $11.23        12.30%     $ 76.5       0.91%*         N/A         0.91%*      (0.42)%*       101.7%
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

        --      11.22         12.20       79.7        1.10*         N/A          1.10*       (0.72)*        101.7
----------    --------- ------------ ------------- ----------- ------------ ------------- ------------- -------------

(d) Commencement of operations--05/01/2001.
(e) Commencement of operations--02/12/2001.
(f) Commencement of operations--10/31/2001.
(g) Commencement of operations--05/01/2004.
(h) Excludes effect of Deferred Expense Reimbursement--See note 3 of financial statements.

                       See notes to financial statements

                                      177

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004

1. ORGANIZATION

Met Investors Series Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers twenty-six portfolios, three of which are non-diversified (each, a "Portfolio" and collectively, the "Portfolios") each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2004, the Portfolios included in the Trust are as follows: Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio, Goldman Sachs Mid-Cap Growth Portfolio (commenced operations 5/1/2004), Harris Oakmark International Portfolio, Janus Aggressive Growth Portfolio, Lord Abbett America's Value Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio, Lord Abbett Growth Opportunities Portfolio, MetLife Aggressive Strategy Portfolio (commenced operations 11/4/2004), MetLife Balanced Strategy Portfolio (commenced operations 11/4/2004), MetLife Defensive Strategy (commenced operations 11/4/2004), MetLife Growth Strategy (commenced operations 11/4/2004), MetLife Moderate Strategy (commenced operations 11/4/2004), MFS Research International Portfolio, Money Market Portfolio (formerly PIMCO Money Market Portfolio), Neuberger Berman Real Estate Portfolio (commenced operations 5/1/2004), Oppenheimer Capital Appreciation Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO PEA Innovation Portfolio (formerly PIMCO Innovation Portfolio), PIMCO Total Return Portfolio, Met/Putnam Capital Opportunities Portfolio, Third Avenue Small Cap Value Portfolio, T. Rowe Price Mid-Cap Growth Portfolio and Turner Mid-Cap Growth Portfolio (commenced operations 5/1/2004).

The Trust currently offers three classes of shares: Class A Shares are offered by all Portfolios except MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy, MetLife Growth Strategy, MetLife Moderate Strategy Portfolio and Lord Abbett America's Value Portfolio. Class B Shares are offered by all Portfolios. Class E Shares are offered by Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio, Harris Oakmark International Portfolio, Janus Aggressive Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS Research International Portfolio, Neuberger Berman Real Estate Portfolio, PIMCO PEA Innovation Portfolio, PIMCO Total Return Portfolio, and T. Rowe Price Mid-Cap Growth Portfolio. Shares of each Class of the Portfolios represent an equal pro rata interest in the Portfolios and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of each Portfolio and certain Portfolio-level expenses reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective distribution expenses and certain other class-specific expense reductions.

The Trust was established under an Agreement and Declaration of Trust dated as of July 27, 2000. At a special meeting of shareholders held on January 26, 2001, the shareholders of the Cova Series Trust approved the reorganization of the Funds of the Cova Series Trust as Portfolios of the Trust pursuant to an Agreement and Plan of Reorganization between the Trust and Cova Series Trust dated as of December 8, 2000. At a special meeting of shareholders held on January 26, 2001, the shareholders of Security First Trust approved the reorganization of the Series of the Security First Trust as Portfolios of the Trust pursuant to an Agreement and Plan of Reorganization between the Trust and Security First Trust dated as of December 8, 2000.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Portfolio securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is a "normalized" price. At 4.00, the NOCP is set by reviewing the last eligible sale price. The NOCP is reviewed against the bid or ask prices at that time. If the NOCP is outside the bid and the ask prices then the official closing price will be "normalized" to the bid or ask price. Portfolio securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. In the case of any securities which are not actively trading or are restricted as to resale, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Board of Trustees. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Money Market Portfolio values its investments using amortized cost. The Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, a Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after

                                      178

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004


2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

the close of the foreign market and before the Fund calculates its net asset value. Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolios may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolios segregate assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded when earned or incurred, respectively. Foreign income and foreign capital gains realized on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Premium and discount on securities purchased are amortized and accreted, respectively, to interest income using the interest method.

D. FEDERAL INCOME TAXES - The Trust's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, to its shareholders. Accordingly, the Portfolios have not recorded a provision for federal income taxes. In addition, any Portfolios subject to federal excise tax regulations will distribute substantially all of their net investment income and net capital gains, if any, in each calendar year in order to avoid the payment of federal excise taxes.

Distributions from net investment income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. As a result, distributions from net investment income and net realized capital gains may differ from their ultimate characterization for federal income tax purposes due to timing differences. For the Met/AIM Small Cap Growth Portfolio and PIMCO Total Return Portfolio, net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of timing differences related to open futures at year end.

The Portfolios utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2004, the accumulated capital loss carryforwards and expiration dates by the Portfolios were as follows:

                                                              Expiring   Expiring    Expiring    Expiring    Expiring
Portfolio                                           Total    12/31/2012 12/31/2010  12/31/2009  12/31/2008  12/31/2007
---------                                        ----------- ---------- ----------- ----------- ----------- -----------

Janus Aggressive Growth Portfolio *              $ 5,222,567 $       -- $ 1,182,381 $ 4,040,186 $        -- $        --

Lord Abbett Bond Debenture Portfolio **           32,303,617         --  16,594,455          --   4,311,256  11,397,906

Lord Abbett Growth and Income Portfolio ***       56,681,066         --   9,173,099  28,690,142  18,817,825          --

Lord Abbett Growth Opportunities Portfolio ****   12,348,262         --   5,740,233   4,499,968   1,332,584     775,477

MFS Research International Portfolio *****        34,231,416         --   6,377,357  11,694,451  16,159,608          --

Oppenheimer Capital Appreciation Portfolio******   1,515,293         --          --          --   1,515,293          --

Met/Putnam Capital Opportunities Portfolio         6,299,347         --   6,299,347          --          --          --

Turner Mid-Cap Growth Portfolio                    3,440,415  3,440,415          --          --          --          --

* Janus Aggressive Growth Portfolio acquired losses of $7,266,413 in the merger with Janus Growth Portfolio on April 28th, 2003 which are subject to an annual limitation of $1,021,923.
** Lord Abbett Bond Debenture Portfolio acquired losses of $19,627,064 in the merger with Loomis High Yield Fund on April 26, 2002 which are subject to an annual limitation of $3,688,483
*** Lord Abbett Growth and Income Portfolio acquired losses of $61,902,713 in the merger with J.P. Morgan Enhanced Index Portfolio on April 28th 2003 which are subject to an annual limitation of $5,221,647.
**** Lord Abbett Growth Opportunities acquired losses of $13,507,053 in the merger with Lord Abbett Developing Growth Portfolio on April 28th 2003 which are subject to an annual limitation of $771,861.
***** MFS Research International Portfolio acquired losses of $37,816,349 in the merger with J.P. Morgan International Equity Portfolio on April 28th 2003 which are subject to an annual limitation of $2,138,073.
****** Oppenheimer Capital Appreciation acquired losses of $2,062,652 in the merger with Met/Putnam Research Portfolio on November 19, 2004 which are subject to a limitation of $547,359 in 2004.

                                      179

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

E. DISTRIBUTION OF INCOME AND GAINS - Each Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually (except in the case of the Money Market Portfolio which declares distributions daily and pays monthly).

F. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities.

Upon entering into a futures contract, the Portfolios (except for the Money Market Portfolio, Third Avenue Small Cap Value Portfolio and Turner Mid-Cap Growth Portfolio which do not enter into futures contracts) are required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

G. OPTIONS CONTRACTS - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolios (except for the Money Market Portfolio and the Third Avenue Small Cap Value Portfolio and Turner Mid-Cap Growth Portfolio) to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. This loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

H. FORWARD FOREIGN CURRENCY CONTRACTS - Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth Portfolio, Goldman Sachs Mid-Cap Value Portfolio, Harris Oakmark International Portfolio, Janus Aggressive Growth Portfolio, Lord Abbett America's Value Portfolio, MFS Research International Portfolio, Neuberger Berman Real Estate Portfolio, Oppenheimer Capital Appreciation Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO PEA Innovation Portfolio, PIMCO Total Return Portfolio, Met/Putnam Capital Opportunities Portfolio, Third Avenue Small Cap Value Portfolio and T. Rowe Price Mid-Cap Growth Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

                                      180

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

I. SECURITY LENDING - The Portfolios may lend their securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ("State Street"), acting in its capacity as securities lending agent (the Agent), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio.

J. FOREIGN CURRENCY TRANSLATION - Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rate of exchange at the end of the period. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

K. SHORT SALES - The Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, Janus Aggressive Growth, Lord Abbett America's Value, MFS Research International, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/Putnam Capital Opportunities and T. Rowe Price Mid-Cap Growth Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The PIMCO Total Return and PIMCO Inflation Protected Bond Portfolios may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmark, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

L. SWAP AGREEMENTS - Among the strategic transactions into which the Janus Aggressive Growth Portfolio, Neuberger Berman Real Estate Portfolio, Oppenheimer Capital Appreciation Portfolio, PIMCO Inflation Protected Bond Portfolio and PIMCO Total Return Portfolio, may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap

                                      181

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

A portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments, A portfolio will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligations, if any. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

In addition the PIMCO Inflation Protected Bond Portfolio and the PIMCO Total Return Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk -the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

Swap agreements are marked daily by prices that are retrieved from independent pricing platforms (e.g. Bloomberg) or from brokers. Fair values will be provided if independent prices are unavailable. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of interest income on the Statement of Operations.

M. REPURCHASE AGREEMENTS - The Portfolios may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

N. FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - All Portfolios except the Neuberger Berman Real Estate Portfolio and Turner Mid-Cap Growth Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

O. DIRECTED BROKERAGE AGREEMENT - The Trust has entered into a directed brokerage arrangement with State Street Brokerage ("SSB"). Under this arrangement, the Portfolios direct certain trades to SSB in return for a recapture credit. SSB issues a cash rebate to the Portfolio. Amounts paid to each Portfolio are shown separately as an expense reduction on the Statements of Operations of each respective Portfolio.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust is managed by Met Investors Advisory LLC. (the "Manager") which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. The Manager has entered into advisory agreements with AIM Capital Management, Inc., Goldman Sachs Asset Management, L.P., Harris Associates L.P., Janus Capital Management LLC, Lord, Abbett & Co. LLC, Massachusetts Financial Services Company, Neuberger Berman Management, Inc., OppenheimerFunds, Inc., Pacific Investment Management Company LLC (PIMCO), PEA Capital LLC, Putnam Investment Management, LLC, Third Avenue Management LLC, T. Rowe Price Associates, Inc. and Turner Investment Partners, Inc., (the "Advisers") for investment advisory services in connection with the investment management of the Portfolios. The five Met Life Strategy Portfolios are managed by the Manager.

Subject to the supervision and direction of the Trustees of the Trust, the Manager supervises the Advisers and has full discretion with respect to the retention or renewal of the advisory agreements. The Manager pays the Advisers a fee based on the Portfolio's average daily net assets.

                                      182

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Under the terms of the Portfolios' investment advisory agreement, the Portfolios pay the Manager a monthly fee based upon annual rates applied to each of the Portfolios' average daily net assets as follows:

                                           Management Fees earned
                                             by Manager For the
                                                period ended
Portfolio                                    December 31, 2004    % per annum Average Daily Assets
---------                                  ---------------------- ----------- --------------------

Met/AIM Mid Cap Core Equity Portfolio           $ 1,976,021           0.75%   First $150 Million

                                                                      0.70%   Over $150 Million

Met/AIM Small Cap Growth Portfolio                3,190,382           0.90%   All

Goldman Sachs Mid-Cap Value*                        677,715           0.75%   First $200 Million

                                                                      0.70%   Over $200 Million

Harris Oakmark International Portfolio            4,799,579           0.85%   First $500 Million

                                                                      0.80%   Over $500 Million

Janus Aggressive Growth Portfolio                 3,367,260           0.80%   First $100 Million

                                                                      0.75%   Over $100 Million up to $500 Million

                                                                      0.70%   Over $500 Million

Lord Abbett America's Value Portfolio               127,243           0.65%   First $500 Million

                                                                      0.60%   Over $500 Million

Lord Abbett Bond Debenture Portfolio              6,799,252           0.60%   First $500 Million

                                                                      0.55%   Over $500 Million

Lord Abbett Growth and Income Portfolio          13,624,840           0.60%   First $800 Million

                                                                      0.55%   Over $800 Million up to $1.5 Billion

                                                                      0.45%   Over $1.5 Billion

Lord Abbett Growth Opportunities Portfolio          396,571           0.70%   First $200 Million

                                                                      0.65%   Over $200 Million up to $500 Million

                                                                     0.625%   Over $500 Million

Lord Abbett Mid-Cap Value Portfolio               1,658,919           0.70%   First $200 Million

                                                                      0.65%   Over $200 Million up to $500 Million

                                                                     0.625%   Over $500 Million

MetLife Aggressive Strategy Portfolio**              19,094          0.100%   All

MetLife Balanced Strategy Portfolio**                97,618          0.100%   All

MetLife Defensive Strategy Portfolio**                8,957          0.100%   All

MetLife Growth Strategy Portfolio**                  86,163          0.100%   All

MetLife Moderate Strategy Portfolio**                31,850          0.100%   All

MFS Research International Portfolio              3,514,055           0.80%   First $200 Million

                                                                      0.75%   Over $200 Million up to $500 Million

                                                                      0.70%   Over $500 Million up to $1 Billion

                                                                      0.65%   Over $1 Billion

Money Market Portfolio                              767,884           0.40%   All

Neuberger Berman Real Estate Portfolio*             795,451           0.70%   First $200 Million

                                                                      0.65%   Over $200 Million to $750 Million

                                                                      0.55%   Over $750 Million

                                      183

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004


3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

                                           Management Fees earned
                                             by Manager For the
                                                period ended
Portfolio                                    December 31, 2004    % per annum Average Daily Assets
---------                                  ---------------------- ----------- --------------------

Oppenheimer Capital Appreciation Portfolio       $4,327,515           0.65%   First $150 Million

                                                                     0.625%   Over $150 Million up to $300 Million

                                                                      0.60%   Over $300 Million up to $500 Million

                                                                      0.55%   Over $500 Million

PIMCO Inflation Protected Bond Portfolio          3,079,040           0.50%   All

PIMCO PEA Innovation Portfolio                    1,570,194           0.95%   All

PIMCO Total Return Portfolio                      6,936,055           0.50%   All

Met/Putnam Capital Opportunities Portfolio          426,296           0.85%   All

Third Avenue Small Cap Value Portfolio            3,556,948           0.75%   All

T. Rowe Price Mid-Cap Growth Portfolio            3,146,034           0.75%   All

Turner Mid-Cap Growth Portfolio*                    596,531           0.80%   First $300 Million

                                                                      0.70%   Over $300 Million

* For the period from 5/1/2004 (Commencement of operations) through 12/31/2004 ** For the period from 11/4/2004 (Commencement of operations) through 12/31/2004

State Street provides Custodian, Administration and Transfer Agency services to the Trust.

MetLife Investors Variable Annuity Account One, MetLife Investors Variable Annuity Account Eight and MetLife Investors Variable Life Account One are separate accounts of MetLife Investors Insurance Company. MetLife Investors Variable Annuity Account Five and MetLife Investors Variable Life Account Five are separate accounts of MetLife Investors Insurance Company of California. MetLife Investors USA Separate Account A is a separate account of MetLife Investors USA Insurance Company. First MetLife Investors Variable Annuity Account One is a separate account of First MetLife Investors Insurance Company. As of December 31, 2004, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company, Metropolitan Life Insurance Company, New England Life Insurance Company, and General American Life Insurance Company owned all the shares of beneficial interest of the Portfolios.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of each Portfolio until April 30, 2005 (excluding the Lord Abbett Growth and Income Portfolio, Lord Abbett Mid-Cap Value Portfolio, Money Market Portfolio, PIMCO Total Return Portfolio and the Met/Putnam Capital Opportunities Portfolio). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of each Portfolio's average daily net assets:

                                                                   Expenses Deferred in
-                                                              ----------------------------
                                                               2001  2002     2003    2004
-                                      Maximum Expense Ratio   ---- ------- -------- ------
                                       under current Expense    Subject to repayment until
                                        Limitation Agreement           December 31,
-                                     ----------------------   ----------------------------
Portfolio                             Class A Class B Class E  2006  2007     2008    2009
---------                             ------- ------- -------  ---- ------- -------- ------

Met/AIM Mid Cap Core Equity Portfolio  0.95%   1.20%   1.10%   $ -- $    -- $     -- $   --

Met/AIM Small Cap Growth Portfolio     1.05%   1.30%   1.20%     --  54,206  113,088     --

Goldman Sachs Mid-Cap Value Portfolio  0.95%   1.20%   1.10%**  N/A     N/A      N/A  5,969

                                      184

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

                                                                            Expenses Deferred in
-                                                                    ----------------------------------
                                                                       2001     2002     2003    2004
-                                            Maximum Expense Ratio   -------- -------- -------- -------
                                             under current Expense       Subject to repayment until
                                             Limitation Agreement               December 31,
-                                          -----------------------   ----------------------------------
Portfolio                                  Class A  Class B Class E    2006     2007     2008    2009
---------                                  -------  ------- -------  -------- -------- -------- -------

Harris Oakmark International Portfolio      1.20%    1.45%   1.35%   $     -- $     -- $     -- $    --

Janus Aggressive Growth Portfolio           0.90%    1.15%   1.05%         --   55,811       --      --

J.P. Morgan Quality Bond Portfolio*           N/A      N/A     N/A     76,548  162,747       --   4,093

Lord Abbett America's Value Portfolio       0.85%**  1.10%   1.00%**       --       --   76,985  98,677

Lord Abbett Bond Debenture Portfolio        0.75%    1.00%   0.90%         --       --       --      --

Lord Abbett Developing Growth Portfolio*      N/A      N/A     N/A     84,349  119,049   54,030      --

Lord Abbett Growth Opportunities Portfolio  0.90%    1.15%   1.05%**  175,679  124,154   78,081  29,476

MetLife Aggressive Strategy Portfolio       0.10%**  0.35%   0.25%**       --       --       --  32,989

MetLife Balanced Strategy Portfolio         0.10%**  0.35%   0.25%**       --       --       --  32,988

MetLife Defensive Strategy Portfolio        0.10%**  0.35%   0.25%**       --       --       --  32,988

MetLife Growth Strategy Portfolio           0.10%**  0.35%   0.25%**       --       --       --  32,988

MetLife Moderate Strategy Portfolio         0.10%**  0.35%   0.25%**       --       --       --  32,988

MFS Research International Portfolio        1.10%    1.35%   1.25%         --  274,896  185,166      --

Money Market Portfolio                        N/A      N/A     N/A    142,951   78,237   13,354      --

Neuberger Beman Real Estate Portfolio       0.90%    1.15%   1.05%        N/A      N/A      N/A   5,247

Oppenheimer Capital Appreciation
  Portfolio                                 0.75%    1.00%   0.90%**       --       --       --      --

PIMCO Inflation Protected Bond Portfolio    0.65%    0.90%   0.80%**       --       --       --      --

PIMCO PEA Innovation Portfolio              1.10%    1.35%   1.25%    219,301  171,885   69,246      --

Met/Putnam Research Portfolio*                N/A      N/A     N/A    176,669  152,623  118,946  61,004

Third Avenue Small Cap Value Portfolio      0.95%    1.20%   1.10%**       --       --       --      --

T. Rowe Price Mid-Cap Growth Portfolio      0.95%    1.20%   1.10%         --       --    2,646      --

Turner Mid-Cap Growth Portfolio             1.00%    1.25%   1.15%**      N/A      N/A      N/A   6,502

*Portfolios merged into other portfolios within the Trust. Any repayment will be paid from surviving portfolios. See note 12
** Class not offered 12/31/2004

If in any year in which the Management Agreement is still in effect, the estimated aggregate Portfolio Operating Expenses of such Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, (subject to approval by the Trust's Board of Trustees) the Manager shall be entitled to Reimbursement by such Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolios are not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

                                      185

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004


The following amounts were repaid to the Manager during 2004:


              Met/AIM Mid Cap Core Equity Portfolio      $122,843

              Met/AIM Small Cap Growth Portfolio          197,306

              Harris Oakmark International Portfolio       70,893

              Janus Aggressive Growth Portfolio           286,247

              Lord Abbett Growth and Income Portfolio     415,534

              MFS Research International Portfolio        617,855

              Oppenheimer Capital Appreciation Portfolio  239,658

              T. Rowe Price Mid-Cap Growth Portfolio      352,377

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Certain Portfolios (detailed below) changed expense ratios effective May 1, 2004. These are the expense Ratio in effect prior to May 1, 2004.

        Portfolio                                Class A Class B Class E
        ---------                                ------- ------- -------

        Lord Abbett America's Value Portfolio     0.80%*  1.05%   0.95%*

        PIMCO Inflation Protected Bond Portfolio  0.70%   0.95%   0.85%*

        Third Avenue Small Cap Value Portfolio    1.00%   1.25%   1.15%*

        *Class not offered 12/31/2004

The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B and Class E shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. which is a wholly-owned subsidiary of Metlife, Inc. The Class B and Class E Distribution Plans provide that the Trust, on behalf of each Portfolio, may pay annually up to 0.50% and 0.25% respectively of the average daily net assets of a Portfolio attributable to its Class B and Class E shares in respect to activities primarily intended to result in the sale of Class B and Class E shares. However, under Class B and Class E Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan and Class E Distribution Plan are limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of a Portfolio attributable to its' Class B and Class E shares, respectively. Under terms of the Class B and Class E Distribution Plans and Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E shares for such entities' fees or expenses incurred or paid in that regard.

During the period ended December 31, 2004 the following Portfolios paid brokerage commissions to affiliated brokers/dealers:

    Portfolio                              Affiliate             Commission
    ---------                              ---------             ----------

    Goldman Sachs Mid-Cap Value Portfolio  Goldman Sachs & Co.    $ 22,106

    Neuberger Berman Real Estate Portfolio Lehman Brothers, Inc.   111,718

                                           Neuberger Berman LLC        470

    Third Avenue Small Cap Value Portfolio M. J. Whitman LLC       722,205

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the year or period ended noted below were as follows:

                                                            SHARES ISSUED    SHARES ISSUED              NET INCREASE
                                                            IN CONNECTION    THROUGH                    (DECREASE)
                                      BEGINNING  SHARES     WITH ACQUISITION DIVIDEND      SHARES       IN SHARES    ENDING
                                      SHARES     SOLD       (NOTE 11)        REINVESTMENT  REPURCHASED  OUTSTANDING  SHARES
MET/AIM MID CAP CORE EQUITY PORTFOLIO ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class A
  12/31/2004                             362,141  3,992,888        --                --       (196,806)   3,796,082   4,158,223
  12/31/2003                             428,695    282,305        --             3,148       (352,007)     (66,554)    362,141
-----------------------               ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class B
  12/31/2004                          17,228,218  8,039,390        --                --    (10,256,274)  (2,216,884) 15,011,334
  12/31/2003                           3,338,502 14,202,681        --           134,870       (447,835)  13,889,716  17,228,218
-----------------------               ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class E
  12/31/2004                           1,605,958    897,130        --                --       (337,053)     560,077   2,166,035
  12/31/2003                             434,774  1,214,883        --            12,682        (56,381)   1,171,184   1,605,958
-----------------------               ---------- ---------- ---------------- ------------- ------------ ------------ ----------

                                      186

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004


4. SHARES OF BENEFICIAL INTEREST - CONTINUED

                                                             SHARES ISSUED    SHARES ISSUED              NET INCREASE
                                                             IN CONNECTION    THROUGH                    (DECREASE)
                                       BEGINNING  SHARES     WITH ACQUISITION DIVIDEND      SHARES       IN SHARES    ENDING
                                       SHARES     SOLD       (NOTE 11)        REINVESTMENT  REPURCHASED  OUTSTANDING  SHARES
MET/AIM SMALL CAP GROWTH PORTFOLIO     ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class A
  12/31/2004                              517,669  6,898,904           --              --      (210,532)   6,688,372   7,206,041
  12/31/2003                              777,758    541,035           --              --      (801,124)    (260,089)    517,669
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class B
  12/31/2004                           17,244,856 20,169,512           --              --   (13,100,904)   7,068,608  24,313,464
  12/31/2003                            5,462,796 13,082,731           --              --    (1,300,671)  11,782,060  17,244,856
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class E
  12/31/2004                              719,424    493,797           --              --      (244,120)     249,677     969,101
  12/31/2003                              203,685    896,778           --              --      (381,039)     515,739     719,424
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------
GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class A
  5/1/2004-12/31/2004                          -- 10,477,933           --         131,272       (54,507)  10,554,698  10,554,698
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class B
  5/1/2004-12/31/2004                          -- 14,620,067           --          99,510    (6,019,691)   8,699,886   8,699,886
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------
HARRIS OAKMARK INTERNATIONAL PORTFOLIO ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class A
  12/31/2004                              702,614 18,925,313           --           4,691      (384,623)  18,545,381  19,247,995
  12/31/2003                              535,641    779,494           --           8,058      (620,579)     166,973     702,614
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class B
  12/31/2004                           24,326,339 29,229,329           --              --   (19,647,575)   9,581,754  33,908,093
  12/31/2003                            2,015,362 22,848,205           --         256,203      (793,431)  22,310,977  24,326,339
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class E
  12/31/2004                            1,994,880  3,695,709           --             555      (410,383)   3,285,881   5,280,761
  12/31/2003                              172,860  2,568,149           --          21,758      (767,887)   1,822,020   1,994,880
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------
JANUS AGGRESSIVE GROWTH PORTFOLIO      ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class A
  12/31/2004                            2,830,143 31,455,247           --              --    (1,508,350)  29,946,897  32,777,040
  12/31/2003                              506,384    619,922    2,479,616              --      (775,779)   2,323,759   2,830,143
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class B
  12/31/2004                           36,151,783 36,455,040           --              --   (27,830,101)   8,624,939  44,776,722
  12/31/2003                            8,766,860 26,884,475    1,148,231              --      (647,783)  27,384,923  36,151,783
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class E
  12/31/2004                              582,085    321,840           --              --      (177,886)     143,954     726,039
  04/18/2003-12/31/2003                        --    299,543      352,762              --       (70,220)     582,085     582,085
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------
LORD ABBETT AMERICA'S VALUE PORTFOLIO  ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class B
  12/31/2004                              760,468  2,077,534           --          66,300      (283,527)   1,727,707   2,620,775
  5/1/2003-12/31/2003                          --    757,123           --          17,879       (14,534)     760,468     760,468
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------
LORD ABBETT BOND DEBENTURE PORTFOLIO   ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class A
  12/31/2004                           19,483,208 23,884,643           --       1,305,868    (3,492,477)  21,698,034  41,181,242
  12/31/2003                           19,736,383  2,436,588           --         316,684    (3,006,447)    (253,175) 19,483,208
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class B
  12/31/2004                           63,346,723 30,550,825           --       1,977,653   (34,006,548)  (1,478,070) 61,868,653
  12/31/2003                           19,347,224 45,901,571           --         994,186    (2,896,258)  43,999,499  63,346,723
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class E
  12/31/2004                            1,902,823  1,047,602           --          90,207      (244,345)     893,464   2,796,287
  12/31/2003                              243,035  2,053,109           --          29,394      (422,715)   1,659,788   1,902,823
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

                                      187

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



4. SHARES OF BENEFICIAL INTEREST - CONTINUED

                                                             SHARES ISSUED    SHARES ISSUED              NET INCREASE
                                                             IN CONNECTION    THROUGH                    (DECREASE) IN
                                      BEGINNING  SHARES      WITH ACQUISITION DIVIDEND      SHARES       SHARES
                                      SHARES     SOLD        (NOTE 11)        REINVESTMENT  REPURCHASED  OUTSTANDING
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO                            ---------- ----------- ---------------- ------------- ------------ -------------

  Class A
  12/31/2004                          47,841,392  27,835,340           --         303,598    (7,922,161)   20,216,777
  12/31/2003                          47,207,857     349,332    5,782,283         562,101    (6,060,181)      632,535
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------

  Class B
  12/31/2004                          44,508,255  21,296,132           --         160,004   (18,943,885)    2,512,251
  12/31/2003                          17,964,532  26,494,832      249,263         249,106      (449,478)   26,543,723
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------
LORD ABBETT GROWTH OPPORTUNITIES
 PORTFOLIO                            ---------- ----------- ---------------- ------------- ------------ -------------

  Class A
  12/31/2004                           2,991,030     195,015           --              --      (640,675)     (445,660)
  12/31/2003                             561,210     287,670    2,703,556              --      (561,406)    2,429,820
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------

  Class B
  12/31/2004                           3,011,260     646,479           --              --      (166,599)      479,880
  12/31/2003                           2,024,805     550,052      652,415              --      (216,012)      986,455
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------
LORD ABBETT MID-CAP VALUE PORTFOLIO   ---------- ----------- ---------------- ------------- ------------ -------------

  Class A
  12/31/2004                           5,097,742   1,352,525           --         150,591      (820,808)      682,308
  12/31/2003                           5,138,713     340,333           --         106,303      (487,607)      (40,971)
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------

  Class B
  12/31/2004                           5,648,894   2,524,233           --         210,422       (43,447)    2,691,208
  12/31/2003                           3,598,974   1,983,088           --         112,318       (45,486)    2,049,920
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------
METLIFE AGGRESSIVE STRATEGY PORTFOLIO ---------- ----------- ---------------- ------------- ------------ -------------

  Class B
  11/4/2004-12/31/2004                        --  28,465,808           --          63,655       (49,377)   28,480,086
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------
METLIFE BALANCED STRATEGY PORTFOLIO   ---------- ----------- ---------------- ------------- ------------ -------------

  Class B
  11/4/2004-12/31/2004                        -- 150,101,547           --       1,506,709      (122,378)  151,485,878
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------
METLIFE DEFENSIVE STRATEGY PORTFOLIO  ---------- ----------- ---------------- ------------- ------------ -------------

  Class B
  11/4/2004-12/31/2004                        --  12,821,112           --         225,366        (2,317)   13,044,161
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------
METLIFE GROWTH STRATEGY PORTFOLIO     ---------- ----------- ---------------- ------------- ------------ -------------

  Class B
  11/4/2004-12/31/2004                        -- 129,839,642           --         819,165        (5,732)  130,653,075
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------
METLIFE MODERATE STRATEGY PORTFOLIO   ---------- ----------- ---------------- ------------- ------------ -------------

  Class B
  11/4/2004-12/31/2004                        --  48,823,787           --         665,692        (7,182)   49,482,297
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------
MFS RESEARCH INTERNATIONAL PORTFOLIO  ---------- ----------- ---------------- ------------- ------------ -------------

  Class A
  12/31/2004                           6,859,905  20,475,790           --          52,999    (1,458,493)   19,070,296
  12/31/2003                           1,252,032     868,603    6,123,890          36,090    (1,420,710)    5,607,873
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------

  Class B
  12/31/2004                          18,995,260  29,379,626           --          73,339   (14,532,358)   14,920,607
  12/31/2003                           8,979,538  15,429,499      210,873         120,805    (5,745,455)   10,015,722
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------

  Class E
  12/31/2004                             702,510     804,394           --           2,025      (546,719)      259,700
  12/31/2003                             239,795     514,508           --           4,358       (56,151)      462,715
----------------------                ---------- ----------- ---------------- ------------- ------------ -------------


                                      ENDING
                                      SHARES
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO                            -----------

  Class A
  12/31/2004                           68,058,169
  12/31/2003                           47,841,392
----------------------                -----------

  Class B
  12/31/2004                           47,020,506
  12/31/2003                           44,508,255
----------------------                -----------
LORD ABBETT GROWTH OPPORTUNITIES
 PORTFOLIO                            -----------

  Class A
  12/31/2004                            2,545,370
  12/31/2003                            2,991,030
----------------------                -----------

  Class B
  12/31/2004                            3,491,140
  12/31/2003                            3,011,260
----------------------                -----------
LORD ABBETT MID-CAP VALUE PORTFOLIO   -----------

  Class A
  12/31/2004                            5,780,050
  12/31/2003                            5,097,742
----------------------                -----------

  Class B
  12/31/2004                            8,340,102
  12/31/2003                            5,648,894
----------------------                -----------
METLIFE AGGRESSIVE STRATEGY PORTFOLIO -----------

  Class B
  11/4/2004-12/31/2004                 28,480,086
----------------------                -----------
METLIFE BALANCED STRATEGY PORTFOLIO   -----------

  Class B
  11/4/2004-12/31/2004                151,485,878
----------------------                -----------
METLIFE DEFENSIVE STRATEGY PORTFOLIO  -----------

  Class B
  11/4/2004-12/31/2004                 13,044,161
----------------------                -----------
METLIFE GROWTH STRATEGY PORTFOLIO     -----------

  Class B
  11/4/2004-12/31/2004                130,653,075
----------------------                -----------
METLIFE MODERATE STRATEGY PORTFOLIO   -----------

  Class B
  11/4/2004-12/31/2004                 49,482,297
----------------------                -----------
MFS RESEARCH INTERNATIONAL PORTFOLIO  -----------

  Class A
  12/31/2004                           25,930,201
  12/31/2003                            6,859,905
----------------------                -----------

  Class B
  12/31/2004                           33,915,867
  12/31/2003                           18,995,260
----------------------                -----------

  Class E
  12/31/2004                              962,210
  12/31/2003                              702,510
----------------------                -----------

                                      188

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



4. SHARES OF BENEFICIAL INTEREST - CONTINUED

                                                         SHARES ISSUED    SHARES ISSUED               NET INCREASE
                                                         IN CONNECTION    THROUGH                     (DECREASE) IN
                                 BEGINNING   SHARES      WITH ACQUISITION DIVIDEND      SHARES        SHARES        ENDING
                                 SHARES      SOLD        (NOTE 11)        REINVESTMENT  REPURCHASED   OUTSTANDING   SHARES
MONEY MARKET PORTFOLIO           ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class A
  12/31/2004                       5,253,823   5,622,742            --         39,743     (7,233,161)   (1,570,676)   3,683,147
  12/31/2003                           4,823  16,078,401            --         26,703    (10,856,104)    5,249,000    5,253,823
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class B
  12/31/2004                     169,419,583 213,526,681            --      1,176,053   (243,278,147)  (28,575,413) 140,844,170
  12/31/2003                     128,542,580 221,367,123            --        744,955   (181,235,075)   40,877,003  169,419,583
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------
NEUBERGER BERMAN REAL ESTATE
 PORTFOLIO                       ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class A
  5/1/2004-12/31/2004                     --   6,202,972            --        229,704       (252,147)    6,180,529    6,180,529
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class B
  5/1/2004-12/31/2004                     --  19,251,263            --        507,914     (6,350,953)   13,408,224   13,408,224
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class E
  5/1/2004-12/31/2004                     --   1,661,039            --         65,201        (49,227)    1,677,013    1,677,013
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------
OPPENHEIMER CAPITAL APPRECIATION
 PORTFOLIO                       ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class A
  12/31/2004                          28,096  33,645,202     2,272,486        119,955       (405,762)   35,631,881   35,659,977
  12/31/2003                         107,094      27,163            --             --       (106,161)      (78,998)      28,096
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class B
  12/31/2004                      66,468,580  40,170,162    11,866,269      5,705,981    (47,819,955)    9,922,457   76,391,037
  12/31/2003                      18,967,760  47,586,120            --             --        (85,300)   47,500,820   66,468,580
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------
PIMCO INFLATION PROTECTED BOND
 PORTFOLIO                       ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class A
  12/31/2004                         111,760  29,513,272            --      1,635,260       (113,397)   31,035,135   31,146,895
  05/01/2003-12/31/2003                   --     109,164            --          2,695            (99)      111,760      111,760
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class B
  12/31/2004                      35,579,307  35,672,691            --      2,529,164    (26,548,819)   11,653,036   47,232,343
  05/01/2003-12/31/2003                   --  36,016,510            --        790,694     (1,227,897)   35,579,307   35,579,307
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------
PIMCO PEA INNOVATION PORTFOLIO   ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class A
  12/31/2004                       9,777,927  13,372,160            --         13,041     (5,461,109)    7,924,092   17,702,019
  12/31/2003                       4,239,751  11,776,642            --             --     (6,238,466)    5,538,176    9,777,927
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class B
  12/31/2004                      13,511,798  18,445,567            --         16,957    (10,080,939)    8,381,585   21,893,383
  12/31/2003                       5,002,191  10,986,748            --             --     (2,477,141)    8,509,607   13,511,798
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class E
  12/31/2004                       3,233,733   2,169,075            --          3,362       (979,157)    1,193,280    4,427,013
  12/31/2003                         391,985   3,252,487            --             --       (410,739)    2,841,748    3,233,733
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------
PIMCO TOTAL RETURN PORTFOLIO     ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class A
  12/31/2004                      16,754,205  26,229,737     8,766,781      1,303,224     (2,337,126)   33,962,616   50,716,821
  12/31/2003                      13,670,264   5,767,117            --        346,229     (3,029,405)    3,083,941   16,754,205
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class B
  12/31/2004                      77,453,916  28,722,299     6,618,814      6,382,604    (28,287,533)   13,436,184   90,890,100
  12/31/2003                      37,877,688  50,149,451            --      1,511,437    (12,084,660)   39,576,228   77,453,916
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------

  Class E
  12/31/2004                      10,321,229   3,422,332            --        889,231     (1,704,712)    2,606,851   12,928,080
  12/31/2003                       2,581,495   8,230,893            --        205,689       (696,848)    7,739,734   10,321,229
--------------------             ----------- ----------- ---------------- ------------- ------------- ------------- -----------

                                      189

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004


4. SHARES OF BENEFICIAL INTEREST - CONTINUED

                                                             SHARES ISSUED    SHARES ISSUED              NET INCREASE
                                                             IN CONNECTION    THROUGH                    (DECREASE)
                                       BEGINNING  SHARES     WITH ACQUISITION DIVIDEND      SHARES       IN SHARES    ENDING
                                       SHARES     SOLD       (NOTE 11)        REINVESTMENT  REPURCHASED  OUTSTANDING  SHARES
MET/PUTNAM CAPITAL OPPORTUNITIES
 PORTFOLIO                             ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class A
  12/31/2004                            4,199,765     31,588        --                --       (912,483)   (880,895)   3,318,870
  12/31/2003                            5,090,538     27,928        --                --       (918,701)   (890,773)   4,199,765
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class B
  12/31/2004                              251,419     67,860        --                --        (32,045)      35,815     287,234
  12/31/2003                              225,283     65,426        --                --        (39,290)      26,136     251,419
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------
THIRD AVENUE SMALL CAP VALUE PORTFOLIO ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class A
  12/31/2004                              530,380 13,973,464        --           329,460       (483,483)  13,819,441  14,349,821
  12/31/2003                              501,011     87,619        --             5,110        (63,360)      29,369     530,380
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class B
  12/31/2004                           26,528,195 17,295,098        --           667,401    (14,183,581)   3,778,918  30,307,113
  12/31/2003                            4,036,604 22,669,156        --           217,592       (395,157)  22,491,591  26,528,195
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class A
  12/31/2004                            5,451,817 15,971,697        --                --     (2,128,879)  13,842,818  19,294,635
  12/31/2003                            3,432,300  3,028,605        --                --     (1,009,088)   2,019,517   5,451,817
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class B
  12/31/2004                           48,525,129 25,248,670        --                --    (27,609,948)  (2,361,278) 46,163,851
  12/31/2003                           13,488,219 35,743,200        --                --       (706,290)  35,036,910  48,525,129
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class E
  12/31/2004                            1,701,812  1,455,676        --                --       (296,103)   1,159,573   2,861,385
  12/31/2003                              450,608  1,279,932        --                --        (28,728)   1,251,204   1,701,812
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------
TURNER MID-CAP GROWTH PORTFOLIO        ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class A

  5/1/2004-12/31/2004                          --  6,810,578        --                --             (6)   6,810,572   6,810,572
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

  Class B

  5/1/2004-12/31/2004                          -- 13,360,733        --                --     (6,256,074)   7,104,659   7,104,659
-----------------------                ---------- ---------- ---------------- ------------- ------------ ------------ ----------

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2004 were as follows:

                                                      Purchase                        Sales
-                                          ------------------------------ ------------------------------
                                           U.S. Government Non-Government U.S. Government Non-Government
-                                          --------------- -------------- --------------- --------------

Met/AIM Mid Cap Core Equity Portfolio        $        --     271,774,260    $        --     224,436543

Met/AIM Small Cap Growth Portfolio                    --     494,035,172             --    316,323,330

Goldman Sachs Mid-Cap Value Portfolio                 --     239,633,690             --     52,612,228

Harris Oakmark International Portfolio                --     450,299,139             --     62,121,715

Janus Aggressive Growth Portfolio                     --     584,958,925             --    446,174,953

Lord Abbett America's Value Portfolio          1,499,777      26,376,111        699,088      5,128,551

Lord Abbett Bond Debenture Portfolio          74,076,935     675,496,227     38,648,047    407,389,971

Lord Abbett Growth and Income Portfolio               --   1,239,298,188             --    740,885,786

Lord Abbett Growth Opportunities Portfolio            --      56,079,558             --     57,648,341

                                      190

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004


5. INVESTMENT TRANSACTIONS - CONTINUED

                                                      Purchase                        Sales
-                                          ------------------------------ ------------------------------
                                           U.S. Government Non-Government U.S. Government Non-Government
-                                          --------------- -------------- --------------- --------------
Lord Abbett Mid-Cap Value Portfolio        $           --   103,781,552   $           --    46,023,949
MFS Research International Portfolio                   --   764,232,526               --   430,563,301
Neuberger Berman Real Estate Portfolio                 --   288,434,408               --    84,629,760
Oppenheimer Capital Appreciation Portfolio             --   690,306,415               --   447,862,396
PIMCO Inflation Protected Bond Portfolio    9,503,271,671   522,223,191    9,049,631,836   226,216,298
PIMCO PEA Innovation Portfolio                         --   349,088,151               --   275,749,011
PIMCO Total Return Portfolio                6,612,905,531   321,541,983    5,268,669,739   144,827,789
Met/Putnam Capital Opportunities Portfolio             --    42,354,967               --    52,045,154
Third Avenue Small Cap Value Portfolio                 --   222,845,626               --    47,576,147
T. Rowe Price Mid-Cap Growth Portfolio          2,392,903   291,267,132        2,393,759   202,900,934
Turner Mid-Cap Growth Portfolio                        --   239,848,663               --   106,323,022

At December 31, 2004, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Portfolio was as follows:

                                                             Gross         Gross      Net Unrealized
                                           Federal Income  Unrealized    Unrealized   Appreciation/
Portfolio                                     Tax Cost    Appreciation (Depreciation) (Depreciation)
---------                                  -------------- ------------ -------------- --------------
Met/AIM Mid Cap Core Equity Portfolio      $  288,021,154 $ 30,615,735  $ (1,928,179)  $ 28,687,556
Met/AIM Small Cap Growth Portfolio            462,516,953   66,586,078    (3,393,819)    63,192,259
Goldman Sachs Mid-Cap Value                   205,936,751   27,291,308      (643,610)    26,647,698
Harris Oakmark International Portfolio        860,981,627  159,220,570            --    159,220,570
Janus Aggressive Growth Portfolio             595,809,676   83,455,384    (6,343,834)    77,111,550
Lord Abbett America's Value Portfolio          31,461,756    3,869,234       (34,006)     3,835,228
Lord Abbett Bond Debenture Portfolio        1,463,339,860   69,013,187    (5,739,529)    63,273,658
Lord Abbett Growth and Income Portfolio     2,718,970,745  564,352,147   (48,258,533)   516,093,614
Lord Abbett Growth Opportunities Portfolio     64,362,352   10,271,366      (896,755)     9,374,611
Lord Abbett Mid-Cap Value Portfolio           268,177,760   75,085,574    (3,459,516)    71,626,058
Metlife Aggressive Strategy Portfolio         298,203,602    6,409,313            --      6,409,313
Metlife Balanced Strategy Portfolio         1,549,290,962   22,998,738   (10,718,243)    12,280,495
Metlife Defensive Strategy Portfolio          130,320,894    1,267,860    (1,736,168)      (468,308)
Metlife Growth Strategy Portfolio           1,359,071,462   25,058,771    (4,400,374)    20,658,397
Metlife Moderate Strategy Portfolio           499,670,217    5,851,067    (5,049,952)       801,115
MFS Research International Portfolio          789,104,453   96,973,823    (4,326,948)    92,646,875
Neuberger Berman Real Estate Portfolio        221,226,929   44,457,725            --     44,457,725
Oppenheimer Capital Appreciation Portfolio    923,539,597   84,674,137   (22,663,199)    62,010,938
PIMCO Inflation Protected Bond Portfolio    1,700,197,220   10,513,463      (211,058)    10,302,405
PIMCO PEA Innovation Portfolio                224,607,201   11,073,708    (3,349,334)     7,724,374
PIMCO Total Return Portfolio                2,118,815,831    6,070,336     1,114,378      4,955,958
Met/Putnam Capital Opportunities Portfolio     47,924,048    9,656,501    (1,015,699)     8,640,802
Third Avenue Small Cap Value Portfolio        615,456,611  156,765,378    (2,752,061)   154,013,317
T. Rowe Price Mid-Cap Growth Portfolio        501,459,790   93,748,428    (5,609,335)    88,139,093
Turner Mid-Cap Growth Portfolio               132,150,227   24,739,841      (414,800)    24,325,041

                                      191

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



6. SECURITY LENDING

As of December 31, 2004, certain Portfolios had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

                                                   Value of     Value of
                                                  Securities   Collateral
                                                 ------------ ------------

      Met/AIM Mid Cap Core Equity Portfolio      $ 16,467,239 $ 16,853,169

      Met/AIM Small Cap Growth Portfolio          110,902,622  114,489,873

      Harris Oakmark International Portfolio      168,404,784  177,932,127

      Janus Aggressive Growth Portfolio            76,037,260   78,013,793

      Lord Abbett Bond Debenture Portfolio        215,123,437  215,548,563

      Lord Abbett Growth and Income Portfolio      73,658,145   75,009,531

      Lord Abbett Growth Opportunities Portfolio   12,814,912   13,086,787

      Lord Abbett Mid-Cap Value Portfolio          34,296,470   35,247,816

      MFS Research International Portfolio        160,667,918  168,928,139

      Oppenheimer Capital Appreciation Portfolio   47,816,582   49,353,516

      PIMCO PEA Innovation Portfolio               28,771,609   29,776,444

      Met/Putnam Capital Opportunities Portfolio    5,551,858    5,702,584

      Third Avenue Small Cap Value Portfolio      124,532,026  128,133,883

      T. Rowe Price Mid-Cap Growth Portfolio       74,550,921   76,364,410

7. FUTURES CONTRACTS

The futures contracts outstanding as of December 31, 2004 and the description and unrealized appreciation or depreciation were as follows:


                                                                                                               Number of
                                                           Description                      Expiration Date    Contracts
                                          ---------------------------------------------- --------------------- ---------
PIMCO Inflation Protected Bond Portfolio: Euro Dollar Futures                            June 2005 - Long          225
                                          Germany Federal Republic Bonds 10 Year Futures March 2005 - Long         141
                                          Germany Federal Republic Bonds 10 Year Futures Febuary 2005 - Long        92
                                          U.S. Treasury Note 10 Year Futures             March 2005 - Long          12

PIMCO Total Return Portfolio:             Euro Dollar Futures                            June 2005 - Long            4
                                          Euro Dollar Futures                            September 2004 - Long     864
                                          Japan Government Bonds 10 Year Future          March 2005 - Long          17
                                          U.S. Treasury Note 5 Year Futures              March 2005 - Long         242
                                          Municipal 10 Year Future Notes                 March 2005 - Long          13
                                          U.S. Treasury Note 10 Year Futures             March 2005 - Long       5,302
                                          Euro Dollar Futures                            March 2005 - Long          86
                                          Germany Federal Republic Bonds 10 Year Futures March 2005 - Long       1,543
                                          Libor Futures                                  December 2005 - Short   (207)

                                                           Unrealized
                                                         Appreciation/
                                          Notional Value (Depreciation)
                                          -------------- --------------
PIMCO Inflation Protected Bond Portfolio:  $54,464,063     $(218,750)
                                            22,635,478        (9,841)
                                                    12              0
                                             1,343,250        (2,438)

PIMCO Total Return Portfolio:                  968,250        (3,450)
                                           208,677,600      (618,600)
                                            22,896,136        124,404
                                            26,506,563          2,063
                                             1,352,000          1,500
                                           593,492,625      2,813,844
                                            20,875,425       (76,325)
                                           247,705,979        613,145
                                              (14,872)        143,760

                                      192

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



8. FORWARD FOREIGN CURRENCY CONTRACTS

Open forward foreign currency contracts at December 31, 2004, were as follows:

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

FORWARD FOREIGN CURRENCY CONTRACTS TO SELL:

                                                                                              Net Unrealized
                                                                    Value at      In Exchange Appreciation/
Settlement Date                             Contacts to Deliver December 31, 2004  for U.S.$  (Depreciation)
---------------                             ------------------- ----------------- ----------- --------------

11/16/2005                                   51,500,000   CHF      $45,958,943     44,394,638  $(1,564,305)

11/17/2005                                   29,400,000   CHF       26,238,299     25,406,153     (832,146)

11/22/2005                                   22,000,000   CHF       19,639,876     19,133,762     (506,114)

12/7/2005                                    14,900,000   CHF       13,313,301     13,288,148      (25,153)

7/12/2005                                    18,500,000   GBP       35,074,871     33,337,000   (1,737,871)

7/14/2005                                    18,600,000   GBP       35,261,833     33,690,180   (1,571,653)

11/28/2005                                    9,900,000   GBP       18,672,945     18,253,125     (419,820)

12/7/2005                                     9,500,000   GBP       17,912,498     18,041,450      128,952

12/9/2005                                    11,100,000   GBP       20,927,786     21,202,110      274,324
                                                                                               -----------

                                                                                               $(6,253,786)
                                                                                               ===========

PIMCO INFLATION PROTECTED BOND PORTFOLIO

Forward Foreign Currency Contracts to Buy:
                                                                                              Net Unrealized
                                                                    Value at      In Exchange Appreciation/
Settlement Date                             Contacts to Deliver December 31, 2004  for U.S.$  (Depreciation)
---------------                             ------------------- ----------------- ----------- --------------

1/10/2005                                     2,183,000   EUR      $ 2,955,326    $ 2,930,664  $    24,662

1/27/2005                                   536,643,000   JPY        5,233,670      5,238,787       (5,117)

1/27/2005                                   447,826,000   JPY        4,367,472      4,280,705       86,767
                                                                                               -----------

                                                                                               $   106,312
                                                                                               ===========

Forward Foreign Currency Contracts to Sell:
                                                                                              Net Unrealized
                                                                    Value at      In Exchange Appreciation/
Settlement Date                             Contacts to Deliver December 31, 2004  for U.S.$  (Depreciation)
---------------                             ------------------- ----------------- ----------- --------------

1/10/2005                                     3,194,000   EUR      $ 4,324,009      4,235,739      (88,270)
                                                                                               -----------

                                                                                               $   (88,270)
                                                                                               ===========

                                      193

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

PIMCO TOTAL RETURN PORTFOLIO

Forward Foreign Currency Contracts to Buy:

                                                                  Net Unrealized
                                        Value at      In Exchange Appreciation/
Settlement Date Contacts to Deliver December 31, 2004  for U.S.$  (Depreciation)
--------------- ------------------- ----------------- ----------- --------------

   1/24/2005          807,840  BRL     $   301,611       270,361    $   31,250

   2/22/2005          808,656  BRL         298,514       281,174        17,340

   3/14/2005        1,149,000  BRL         421,064       400,139        20,925

   2/3/2005        52,439,589  CLP          94,346        85,700         8,646

   2/17/2005      252,032,800  CLP         453,373       424,655        28,718

   3/14/2005      232,106,000  CLP         417,439       391,575        25,864

   9/26/2005       35,538,750  CNY       4,509,230     4,500,000         9,230

   1/10/2005          398,000  EUR         538,809       533,059         5,750

   1/10/2005        3,642,000  EUR       4,930,507     4,889,363        41,144

   1/10/2005        2,206,000  EUR       2,986,463     2,923,843        62,620

   1/26/2005        5,583,817  HKD         719,485       719,388            97

   3/21/2005       17,229,000  INR         395,892       391,301         4,591

   3/21/2005        8,592,000  INR         197,429       195,140         2,289

   1/27/2005    2,452,881,000  JPY      23,921,994    22,946,639       975,355

   1/27/2005      263,826,000  JPY       2,572,992     2,537,459        35,533

   1/28/2005      832,437,000  KRW         803,396       726,068        77,328

   2/24/2005      316,744,000  KRW         305,626       295,829         9,797

   3/21/2005      451,940,000  KRW         435,981       425,055        10,926

   2/28/2005        7,953,681  MXP         705,457       689,466        15,991

   3/22/2005        4,294,000  MXP         379,438       376,931         2,507

   2/22/2005        1,117,923  PEN         340,494       336,978         3,516

   2/22/2005        1,025,665  PEN         312,394       309,028         3,366

   3/17/2005        1,325,000  PEN         403,298       401,211         2,087

   2/22/2005        1,101,752  PLN         365,036       335,828        29,208

   3/22/2005        1,104,000  PLN         364,753       355,247         9,506

   1/26/2005       20,638,211  RUB         744,749       720,105        24,644

   2/22/2005        7,754,750  RUB         279,569       272,143         7,426

   3/22/2005       11,673,000  RUB         424,015       417,415         6,600

   1/26/2005        1,210,533  SGD         742,119       724,393        17,726

   2/24/2005          459,857  SGD         282,164       279,872         2,292

   3/21/2005          653,000  SGD         400,991       398,086         2,905

   2/28/2005       20,289,808  SKK         707,702       676,214        31,488

   3/22/2005       12,737,000  SKK         444,087       440,971         3,116

   2/24/2005        9,008,368  TWD         284,120       278,122         5,998

   3/21/2005       12,720,000  TWD         401,732       394,052         7,680
                                                                    ----------

                                                                    $1,543,459
                                                                    ==========

                                      194

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



8. FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED

Forward Foreign Currency Contracts to Sell:

                                                                   Net Unrealized
                                         Value at      In Exchange Appreciation/
Settlement Date Contracts to Deliver December 31, 2004  for U.S.$  (Depreciation)
--------------- -------------------- ----------------- ----------- --------------

   9/26/2005       35,538,750  CNY       4,509,230      4,487,782    $ (21,448)

   1/10/2005        3,579,000  EUR       4,845,218      4,744,673     (100,545)

   1/13/2005          154,000  GBP         294,772        299,638        4,866

   1/27/2005      200,000,000  JPY       1,950,522      1,921,137      (29,385)

   1/27/2005      157,000,000  JPY       1,531,160      1,507,369      (23,791)
                                                                     ---------

                                                                     $(170,303)
                                                                     =========

       BRL - Brazilian Real      KRW - South Korean Won
       CHF - Swiss Franc         MXP - Mexican Peso
       CLP - Chilean Peso        PEN - Peruvian Nuevo Sol
       CNY - China Yuan Renminbi PLN - Polish Zloty
       EUR - Euro                RUB - Russian Ruble
       GBP - British Pound       SGD - Singapore Dollar
       HKD - Hong Kong Dollar    SKK - Slovakian Koruna
       INR - Indian Rupee        TWD - Taiwan Dollar
       JPY - Japanese Yen        U.S. $ - United States Dollar

9. OPTIONS

During the period ended December 31, 2004 the following option contracts were written:

                                               Met/AIM                 PIMCO                    PIMCO
                                           Small Cap Growth     Inflation Protected          Total Return
                                              Portfolio           Bond Portfolio              Portfolio
                                         -------------------  ----------------------  -------------------------
                                         Number of             Number of                Number of
                                         Contracts  Premium    Contracts    Premium     Contracts     Premium
                                         --------- ---------  -----------  ---------  ------------  -----------
Options outstanding at December 31, 2003     230   $  32,033   64,000,000  $ 560,202   372,600,228  $ 5,679,905
Options written.........................   5,562     617,612          466    161,893    64,801,399    1,325,035
Options bought back.....................    (748)   (117,076)           0          0           (86)     (56,115)
Options closed and expired..............    (774)   (137,234) (64,000,216)  (611,704) (165,800,805)  (2,195,700)
Options exercised.......................  (4,270)   (395,335)           0          0          (228)    (191,520)
                                          ------   ---------  -----------  ---------  ------------  -----------
Options outstanding at December 31, 2004       0   $       0          250  $ 110,391   271,600,508  $ 4,561,605
                                          ======   =========  ===========  =========  ============  ===========

10. SWAP AGREEMENTS

Open swap agreements at December 31, 2004 were as follows:

PIMCO INFLATION PROTECTED BOND PORTFOLIO

                Expiration
Notional Amount    Date                                Description                                 Value
--------------- ---------- -------------------------------------------------------------------- ------------

5,500,000  USD  5/24/2005  Agreement with Morgan Stanley Capital Services, Inc., dated          $      (694)
                           11/30/2004 to receive May 25, 2005 the notional amount
                           multiplied by 0.70% per each of fifty four Credit Derivative
                           Transactions entered into, and to pay par in the event of default of
                           Russian Federation 5.00% due 3/31/2030.

                                      195

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004


10. SWAP AGREEMENTS - CONTINUED

                Expiration
Notional Amount    Date                               Description                              Value
--------------- ---------- ----------------------------------------------------------------- ----------

 5,100,000  USD  6/15/2010 Agreement with Lehman Brothers Special Financing, Inc., dated         50,750
                           12/7/2004 to receive semi-annually the notional amount
                           multiplied by the 3 month USD-LIBOR-BBA and to pay semi-
                           annually the notional amount multiplied by 4.00%.

10,000,000  USD  6/15/2015 Agreement with Lehman Brothers Special Financing, Inc., dated      (175,470)
                           12/14/2004 to receive semi-annually the notional amount
                           multiplied by the 3 month USD-LIBOR-BBA and to pay semi-
                           annually the notional amount multiplied by 5.00%.

14,600,000  USD  6/15/2015 Agreement with J.P. Morgan Chase Bank dated 12/13/2004 to          (256,186)
                           receive semi-annually the notional amount multiplied by the 3 month US-LIBOR-BBA and to pay semi-annually the notional
                           amount multiplied by 5%.

14,800,000  USD  6/15/2015 Agreement with Goldman Sachs Capital Markets, L.P. dated           (259,696)
                           12/3/2004 to pay semi-annually the notional amount multiplied by
                           5.00% and to receive semi-annually the notional amount
                           multiplied by the 3 month USD-LIBOR-BBA.

20,600,000  USD  6/15/2015 Agreement with Bank of America N.A. dated 12/7/2004 to receive     (361,468)
                           semi-annually the notional amount multiplied by the 3 month USD-
                           LIBOR-BBA and to pay semi-annually the notional amount
                           multiplied by 5.00%

32,700,000  USD  6/15/2015 Agreement with Morgan Stanley Capital Services, Inc. dated         (573,787)
                           12/6/2004 to receive semi-annually the notional amount
                           multiplied by the 3 month USD-LIBOR-BBA and to semi-annually the notional amount multiplied by 5.00%.

 7,200,000  USD 12/18/2033 Agreement with Goldman Sachs Capital Markets, L.P. dated            (65,586)
                           10/29/2004 to pay semi-annually the notional amount multiplied by 6.00% and to receive semi-annually the notional amount
                           multiplied by the 3 month USD-LIBOR-BBA.

   400,000  EUR  3/15/2007 Agreement with Merrill Lynch Capital Services, Inc., dated            13,456
                           2/10/2004 to receive annually the notional amount multiplied by
                           4.00% and to pay annually the notional amount multiplied by the 6 month EUR-EURLIBOR-Telerate.

   500,000  EUR  3/15/2007 Agreement with J.P. Morgan Chase Bank dated 4/12/2004 to pay          16,819
                           annually the notional amount multiplied by the 6 month EUR-
                           EURIBOR-Telerate and to receive annually the notional amount multiplied by 4%.

26,000,000  EUR  6/17/2015 Agreement with J.P. Morgan Chase Bank dated 4/27/2004 to pay       3,261,811
                           annually the notional amount multiplied by the 6 month EUR-
                           EURIBOR-Telerate and to receive annually the notional amount multiplied by 5%.

10,000,000  GBP  6/15/2008 Agreement with J.P. Morgan Chase Bank dated 10/04/2004 to pay         46,360
                           semi-annually the notional amount multiplied by the 6 month GBP-
                           LIBOR-BBA and to receive semi-annually the notional amount multiplied by 5%.
                                                                                             ----------

                                                                                             $1,696,309
                                                                                             ==========

EUR - Euro
GBP - British Pound
USD - United States Dollar

                                      196

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



10. SWAP AGREEMENTS - CONTINUED

PIMCO TOTAL RETURN PORTFOLIO

                Expiration
Notional Amount    Date                              Description                               Value
--------------- ---------- ---------------------------------------------------------------- -----------
   500,000  USD  1/16/2005 Agreement with Merrill Lynch Capital Services, Inc., dated       $     3,971
                           1/24/2003 to receive semi-annually the notional amount
                           multiplied 16.50% and to pay par in the event of default of
                           Federative Republic of Brazil 8.00% due 4/15/2014.

 3,375,000  USD  5/20/2005 Agreement with Morgan Stanley Capital Services, Inc. dated             6,213
                           11/10/2003 to receive semi-annually the notional amount
                           multiplied by 0.625% and to pay par in the event of default of
                           United Mexican States 11.50% due 5/15/2026.

 2,200,000  USD  7/17/2005 Agreement with Lehman Brothers Special Financing, Inc., dated          3,607
                           8/19/2004 to receive semi-annually the notional amount
                           multiplied by 1.05% and to pay par in the event of default of
                           Russian Federation 5.00% due 3/31/2030.

   400,000  USD  7/20/2005 Agreement with Morgan Stanley Capital Services, Inc., dated              724
                           9/2/2004 to receive semi-annually the notional amount multiplied by 1.00% per each of sixteen Credit Derivative Transactions entered into, and to pay par in the event of default of Russian
                           Federation 5.00% due 3/31/2030.

   900,000  USD  7/31/2005 Agreement with Lehman Brothers Special Financing, Inc., dated          1,096
                           8/9/2004 to receive semi-annually the notional amount multiplied by 0.97% and to pay par in the event of default of Russian
                           Federation 5.00% due 3/31/2030.

47,000,000  USD  6/15/2007 Agreement with Morgan Stanley Capital Services, Inc. dated           248,046
                           12/7/2004 to pay semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA and to receive semi-annually the notional amount multiplied by 4.00%.

29,000,000  USD  8/15/2007 Agreement with Goldman Sachs Capital Markets, LP dated               313,258
                           8/6/2003 to receive semi-annually the notional amount multiplied
                           4.00% and to pay semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

52,100,000  USD 12/15/2007 Agreement with Goldman Sachs Capital Markets, L.P., dated            498,957
                           7/16/2004 to pay semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA and to receive semi-annually the notional amount multiplied by 4.00%.

   300,000  USD 12/20/2008 Agreement with J.P. Morgan Chase Bank dated 2/12/2004 to pay         (9,234)
                           quarterly the notional amount multiplied by 1.35% and to receive par in the event of default of Capital One Financing Corporation
                           8.750% due 2/1/2007.

 1,200,000  USD 12/20/2008 Agreement with Lehman Brothers dated 10/14/2003 to pay              (29,609)
                           quarterly the notional amount multiplied by 0.97% and to receive par in the event of default of Goodrich Corporation 7.625% due
                           12/15/2012.

 1,200,000  USD 12/20/2008 Agreement with Lehman Brothers dated 10/14/2003 to pay              (14,409)
                           quarterly the notional amount multiplied by 0.53% and to receive par in the event of default of Lockheed Martin Corporation 8.20%
                           due 12/1/2009.

 1,200,000  USD 12/20/2008 Agreement with Lehman Brothers dated 10/14/2003 to pay              (11,233)
                           quarterly the notional amount multiplied by 0.48% and to receive par in the event of default of Northrop Grumman Corporation
                           7.125% due 2/15/2011.

                                      197

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004


10. SWAP AGREEMENTS - CONTINUED

                 Expiration
Notional Amount     Date                              Description                               Value
---------------  ---------- ---------------------------------------------------------------- -----------

 29,400,000  USD  6/15/2010 Agreement with Morgan Stanley Capital Services, Inc., dated        (292,556)
                            11/22/2004 to receive semi-annually the notional amount
                            multiplied by 4.00% and to pay semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

 42,600,000  USD  6/15/2010 Agreement with Bank of America N.A. dated 11/24/2004 to pay        (423,907)
                            semi-annually the notional amount multiplied by the 3 month USD-
                            LIBOR-BBA and to receive semi-annually the notional amount multiplied by 4.00%.

116,400,000  USD  6/15/2010 Agreement with Lehman Brothers Special Financing, Inc., dated    (1,158,282)
                            12/7/2004 to receive semi-annually the notional amount
                            multiplied by the 3 month USD-LIBOR-BBA and to pay semi-
                            annually the notional amount multiplied by 4.00%.

159,000,000  USD 12/16/2014 Agreement with Bank of America N.A. dated 10/19/2004 to receive    2,254,491
                            semi-annually the notional amount multiplied by the 3 month USD-
                            LIBOR-BBA and to pay semi-annually the notional amount
                            multiplied by 5.00%.

 28,000,000  USD  6/15/2015 Agreement with J.P. Morgan Chase Bank dated 1/5/2005 to receive    (491,316)
                            semi-annually the notional amount multiplied by the 3 month US-
                            LIBOR-BBA and to receive semi-annually the notional amount multiplied by 5%.

 40,000,000  USD  6/15/2015 Agreement with Bank of America N.A. dated 12/10/2004 to receive    (701,880)
                            semi-annually the notional amount multiplied by the 3 month USD-
                            LIBOR-BBA and to pay semi-annually the notional amount
                            multiplied by 5.00%

 69,300,000  USD  6/15/2015 Agreement with Lehman Brothers Special Financing, Inc., dated    (1,216,007)
                            12/22/2004 to receive semi-annually the notional amount
                            multiplied by the 3 month USD-LIBOR-BBA and to pay semi-
                            annually the notional amount multiplied by 5.00%.

 80,500,000  USD  6/15/2015 Agreement with Morgan Stanley Capital Services, Inc. dated       (1,412,534)
                            12/6/2004 to receive semi-annually the notional amount
                            multiplied by the 3 month USD-LIBOR-BBA and to pay semi-
                            annually the notional amount multiplied by 5.00%.

198,800,000  USD 12/16/2019 Agreement with Bank of America N.A. dated 10/19/2004 to pay           19,170
                            semi-annually the notional amount multiplied by the 3 month USD-
                            LIBOR-BBA and to receive semi-annually the notional amount multiplied by 6.00%.

  1,900,000  USD  6/15/2025 Agreement with Bank of America N.A. dated 12/22/2004 to receive    (183,721)
                            semi-annually the notional amount multiplied by the 3 month USD-
                            LIBOR-BBA and to pay semi-annually the notional amount
                            multiplied by 6.00%.

 13,000,000  EUR  6/18/2034 Agreement with J.P. Morgan Chase Bank dated 8/10/2004 to pay       1,634,646
                            semi-annually the notional amount multiplied by the 6 month EUR-
                            EURIBOR-Telerate and to receive semi-annually the notional amount multiplied by 6.00%.

 25,900,000  EUR  6/16/2014 Agreement with J.P. Morgan Chase Bank dated 12/3/2003 to pay     (3,621,196)
                            annually the notional amount multiplied by 5.00% and to receive annually the notional amount multiplied by the 6 month EUR-
                            EURIBOR-Telerate.

                                      198

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



10. SWAP AGREEMENTS - CONTINUED

                   Expiration
Notional Amount       Date                              Description                                Value
---------------    ---------- ---------------------------------------------------------------- -------------

   11,700,000  EUR 6/17/2012  Agreement with Goldman Sachs Capital Markets, LP dated             (1,553,069)
                              4/8/2002 to receive annually the notional amount multiplied by the 6 month EUR-EURIBOR-Telerate and to pay annually the
                              notional amount multiplied by 5.00%.

   68,800,000  EUR 6/16/2014  Agreement with Goldman Sachs Capital Markets, LP dated             (9,619,241)
                              12/23/2003 to receive annually the notional amount multiplied by the 6 month EUR-EURIBOR-Telerate and to pay annually the
                              notional amount multiplied by 5.00%.

   14,300,000  EUR 6/17/2015  Agreement with J.P. Morgan Chase Bank dated 10/14/2004 to pay        1,793,996
                              semi-annually the notional amount multiplied by the 6 month EUR-
                              EURIBOR-Telerate and to receive semi-annually the notional amount multiplied by 5.00%.

    2,700,000  GBP 6/18/2034  Agreement with Morgan Stanley Capital Services, Inc., dated          (205,708)
                              11/9/2004 to receive semi-annually the notional amount
                              multiplied by the 6 month GBP-LIBOR-BBA and to pay semi-
                              annually the notional amount multiplied by 5.00%.

    5,500,000  GBP 6/18/2034  Agreement with J.P. Morgan Chase Bank dated 8/10/2003 to             (419,036)
                              receive semi-annually the notional amount multiplied by the 6 month GBP-LIBOR-BBA and to pay semi-annually the notional
                              amount multiplied by 5.00%.

  258,000,000  JPY 6/15/2012  Agreement with Goldman Sachs Capital Markets, L.P., dated            (136,863)
                              8/24/2004 to receive semi-annually the notional amount
                              multiplied by the 6 month JPY-LIBOR-BBA and to pay semi-
                              annually the notional amount multiplied by 2.00%.

2,000,000,000  JPY 6/15/2012  Agreement with Goldman Sachs Capital Markets, L.P., dated          (1,060,950)
                              8/3/2004 to receive semi-annually the notional amount multiplied by the 6 month JPY-LIBOR-BBA and to pay semi-annually the
                              notional amount multiplied by 2.00%.

  152,500,000  SEK 6/17/2008  Agreements with J.P. Morgan Chase Bank dated 6/17/2003 and             760,143
                              6/18/2003 to receive annually the notional amount multiplied by
                              4.50% and to pay annually the notional amount multiplied by the
                              3 month SEK-STIBOR-SIDE.
                                                                                               -------------

                                                                                               $(15,022,433)
                                                                                               =============

   EUR - Euro
   GBP - British Pound
   JPY - Japanese Yen
   SEK - Swedish Krona
   USD - United States Dollar

                                      199

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



11. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2004 and 2003 were as follows:

                                              Ordinary Income     Long-Term Capital Gain          Total
-                                          ---------------------- ---------------------- -----------------------
                                              2004       2003        2004       2003        2004        2003
-                                          ---------- ----------- ----------  ---------  ----------- -----------

Met/AIM Mid Cap Core Equity Portfolio              -- $ 1,832,869         --         --  $        -- $ 1,832,869

Goldman Sachs Mid-Cap Value Portfolio       2,754,228          --         --               2,754,228          --

Harris Oakmark International Portfolio         75,188   3,002,349         --    273,106       75,188   3,275,455

Janus Aggressive Growth Portfolio                  --          --         --         --           --          --

Lord Abbett America's Value Portfolio         691,296     207,582    206,401         --      897,697     207,582

Lord Abbett Bond Debenture Portfolio       42,393,056  15,972,187         --         --   42,393,056  15,972,187

Lord Abbett Growth and Income Portfolio    12,686,365  15,519,662         --         --   12,686,365  15,519,662

Lord Abbett Mid-Cap Value Portfolio         1,208,159   1,044,172  6,548,817  2,774,829    7,756,976   3,319,001

MetLife Aggressive Strategy Portfolio         415,966          --    264,513         --      680,479          --

MetLife Balanced Strategy Portfolio        14,606,246          --    897,795         --   15,504,041          --

MetLife Defensive Strategy Portfolio        2,169,357          --     68,531         --    2,237,888          --

MetLife Growth Strategy Portfolio           7,536,446          --  1,105,742         --    8,642,188          --

MetLife Moderate Strategy Portfolio         6,421,397          --    295,434         --    6,716,831          --

MFS Research International Portfolio        1,492,983   1,398,236         --         --    1,492,983   1,398,236

Money Market Portfolio                      1,215,656     766,962         --         --    1,215,656          --

Neuberger Berman Real Estate Portfolio      9,887,285          --     67,672         --    9,954,957          --

Oppenheimer Capital Appreciation Portfolio 22,602,474          -- 24,825,441         --   47,427,915          --

PIMCO Inflation Protected Bond Portfolio   44,049,051   8,015,505     52,200    164,306   44,101,251   8,179,811

PIMCO PEA Innovation Portfolio                152,842          --         --         --      152,842          --

PIMCO Total Return Portfolio               96,677,207  21,621,640         --  2,238,470   96,677,207  23,860,110

Third Avenue Small Cap Value Portfolio      9,110,042   1,983,734  5,228,107    550,664   14,338,149   2,534,398

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                                       Undistributed Undistributed   Unrealized       Loss
                                         Ordinary      Long-Term    Appreciation  Carryforwards
                                          Income         Gain      (Depreciation) and Deferrals    Total
-                                      ------------- ------------- -------------- ------------- ------------

Met/AIM Mid Cap Core Equity Portfolio   $16,954,107   $17,832,105   $ 28,687,172   $    (1,257) $ 63,472,127

Met/AIM Small Cap Growth Portfolio               --    10,822,827     63,192,260        (2,120)   74,012,967

Goldman Sachs Mid-Cap Value Portfolio     2,582,963            --     26,647,698        (1,733)   29,228,928

Harris Oakmark International Portfolio    6,157,487    10,199,489    152,996,958     6,251,821   175,605,755

Janus Aggressive Growth Portfolio                --       819,915     77,114,444    (5,224,783)   72,709,576

Lord Abbett America's Value Portfolio        40,230        88,397      3,837,774        (6,248)    3,960,154

                                      200

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004


11. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

                                           Undistributed Undistributed   Unrealized       Loss
                                             Ordinary      Long-Term    Appreciation  Carryforwards
                                              Income         Gain      (Depreciation) and Deferrals     Total
-                                          ------------- ------------- -------------- ------------- ------------

Lord Abbett Bond Debenture Portfolio        $69,689,446   $        --   $ 63,273,658  $(32,303,617) $100,659,487

Lord Abbett Growth and Income Portfolio      30,922,883    60,759,564    516,094,805   (31,329,883)  576,447,369

Lord Abbett Growth Opportunities Portfolio      265,890     3,988,972      9,374,611    (4,632,658)    8,996,815

Lord Abbett Mid-Cap Value Portfolio           2,764,720    11,112,078     71,626,058            --    85,502,856

MetLife Aggressive Strategy Portfolio           278,543            --      6,409,313            --     6,687,856

MetLife Balanced Strategy Portfolio           1,541,136            --     12,280,495            --    13,821,631

MetLife Defensive Strategy Portfolio            123,000            --       (468,308)           --      (345,308)

MetLife Growth Strategy Portfolio             1,557,160            --     20,658,397            --    22,215,557

MetLife Moderate Strategy Portfolio             539,967            --        801,115            --     1,341,082

MFS Research International Portfolio         30,734,304    22,914,056     92,651,982   (12,833,657)  133,466,685

Money Market Portfolio                               --            --             --        (7,382)       (7,382)

Neuberger Berman Real Estate Portfolio               --       830,968     44,457,725        (1,733)   45,286,960

Oppenheimer Capital Appreciation Portfolio    5,834,251     5,599,746     62,012,042    (1,517,833)   71,928,206

PIMCO Inflation Protected Bond Portfolio      1,500,020        66,868     10,302,405       (81,462)   11,787,831

PIMCO PEA Innovation Portfolio                1,349,808       250,251      7,724,374    (9,057,894)      266,539

PIMCO Total Return Portfolio                    488,584    16,049,952      4,955,958    (4,404,915)   17,089,579

Met/Putnam Capital Opportunities Portfolio      121,972            --      8,640,802    (6,296,556)    2,466,218

Third Avenue Small Cap Value Portfolio          905,957     1,550,884    154,016,868        (7,743)  156,465,966

T. Rowe Price Mid-Cap Growth Portfolio               --    15,056,099     88,451,601        (7,768)  103,499,932

Turner Mid-Cap Growth Portfolio                      --            --     24,325,041    (3,442,148)   20,882,893

The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales.

12. ACQUISITIONS

On November 22, 2004, Oppenheimer Capital Appreciation Portfolio ("Oppenheimer Capital") acquired all the net assets of Met/Putnam Research Portfolio ("Putnam Research") pursuant to a plan of reorganization approved by Putnam Research shareholders on November 12, 2004. The acquisition was accomplished by a tax-free exchange of 2,272,486 Class A shares of Oppenheimer Capital (valued at $18.4 million) in exchange for the 2,247,483 Class A shares of Putnam Research, 11,866,269 Class B shares of Oppenheimer Capital (valued at $95.5 million) in exchange for the 11,735,069 Class B shares of Putnam Research outstanding on November 19, 2004. Putnam Research Class A net assets at that date ($18.4 million), including $351,527 of unrealized depreciation and approximately $5,793,511 of accumulated net realized losses, were combined with those of Oppenheimer Capital Class A. Putnam Research Class B net assets at that date ($95.5 million), including $6,305,799 of unrealized appreciation and $2,455,209 of accumulated net realized gains, were combined with those of Oppenheimer Capital Class B. The aggregate Class A net assets of Oppenheimer Capital and Putnam Research immediately before the acquisition were $16,344,195 and $18,393,156, respectively. The aggregate Class A net assets of Oppenheimer Capital immediately after the acquisition were $34,737,350. The aggregate Class B net assets of Oppenheimer Capital and Putnam Research immediately before the acquisition were $793,696,661 and $95,503,852, respectively. The aggregate Class B net assets of Oppenheimer Capital immediately after the acquisition were $889,200,513

On November 22, 2004, PIMCO Total Return Portfolio ("Total Return") acquired all the net assets of J.P. Morgan Quality Bond Portfolio ("Quality Bond") pursuant to a plan of reorganization approved by Quality Bond shareholders on November 12, 2004. The acquisition was accomplished by a tax-free exchange of 8,766,781 Class A shares of Total Return (valued at $99.2 million) in exchange for the 8,868,629 Class A shares of Quality Bond, 6,618,814 Class B shares of Total Return (valued at $74.4 million) in exchange for the 6,696,262 Class B shares of Quality Bond. Quality Bond Class A net assets at that date ($99.2 million), including $2,278,057 of unrealized appreciation and approximately $299,976 of accumulated net realized gains, were combined with those of Total Return Class A. Quality Bond Class B net assets at that date ($74.4 million), including $406,911 of unrealized depreciation and $405,123 of accumulated net realized losses, were combined with those of Total Return Class B. The aggregate Class A net assets of Total Return and Quality Bond immediately before the acquisition were $220,098,364 and $99,218,491, respectively. The aggregate Class A net assets of Total Return immediately after the acquisition were $319,316,854. The aggregate

                                      201

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004

12. ACQUISITIONS - CONTINUED

Class B net assets of Total Return and Quality Bond immediately before the acquisition were $1,095,090,459 and $74,404,338, respectively. The aggregate Class B net assets of Total Return immediately after the acquisition were $1,169,494,797. The merger did not impact Class E net assets of Total Return.

On April 28, 2003, Janus Aggressive Growth Portfolio ("Janus Aggressive") acquired all the net assets of Met Series Fund Janus Growth Portfolio ("Janus Growth") pursuant to a plan of reorganization approved by Janus Growth shareholders on April 25, 2003. The acquisition was accomplished by a tax-free exchange of 2,479,616 Class A shares of Janus Aggressive (valued at $13.9 million) in exchange for the 2,470,823 Class A shares of Janus Growth, 1,148,231 Class B shares of Janus Aggressive (valued at $6.4 million) in exchange for the 1,142,102 Class B shares of Janus Growth and 352,762 Class E shares of Janus Aggressive (valued at $2.0 million) in exchange for the 350,256 Class E shares of Janus Growth outstanding on April 25, 2003. Janus Growth Class A net assets at that date ($13.9 million), including $455,087 of unrealized appreciation and approximately $5.3 million of accumulated net realized losses, were combined with those of Janus Aggressive Class A. Janus Growth Class B net assets at that date ($6.4 million), including $389,287 of unrealized appreciation and $1.7 million of accumulated net realized losses, were combined with those of Janus Aggressive Class B. Janus Growth Class E net assets at that date ($2.0 million), including $145,985 of unrealized appreciation and $268,280 of accumulated net realized losses were combined with those of Janus Aggressive Class E. The aggregate Class A net assets of Janus Aggressive and Janus Growth immediately before the acquisition were $63,022 and $13,935,443, respectively. The aggregate Class A net assets of Janus Aggressive immediately after the acquisition were $13,998,465. The aggregate Class B net assets of Janus Aggressive and Janus Growth immediately before the acquisition were $76,388,239 and $6,418,611, respectively. The aggregate Class B net assets of Janus Aggressive immediately after the acquisition were $82,806,850. The aggregate Class E net assets of Janus Aggressive and Janus Growth immediately before the acquisition were $9,897 and $1,971,939, respectively. The aggregate Class E net assets of Janus Aggressive immediately after the acquisition were $1,981,836.

On April 28, 2003, MFS Research International Portfolio ("MFS Research") acquired all the net assets of J.P. Morgan International Equity Portfolio ("International Equity") pursuant to a plan of reorganization approved by International Equity shareholders on April 25, 2003. The acquisition was accomplished by a tax-free exchange of 6,123,890 Class A shares of MFS Research (valued at $45.0 million) in exchange for the 6,495,035 Class A shares of International Equity and 210,873 Class B shares of MFS Research (valued at $1.5 million) in exchange for the 224,646 Class B shares of International Equity outstanding on April 25, 2003. International Equity Class A net assets at that date ($45.0 million), including $4.2 million of unrealized depreciation and approximately $39.9 million of accumulated net realized losses, were combined with those of MFS Research Class A. International Equity Class B net assets at that date ($1.5 million), including $48,788 of unrealized appreciation and $406,843 of accumulated net realized losses, were combined with those of MFS Research Class B. The aggregate Class A net assets of MFS Research and International Equity immediately before the acquisition were $7,612,751 and $45,010,593, respectively. The aggregate Class A net assets of MFS Research immediately after the acquisition were $52,623,344. The aggregate Class B net assets of MFS Research and International Equity immediately before the acquisition were $104,817,626 and $1,548,933, respectively. The aggregate Class B net assets of MFS Research immediately after the acquisition were $106,365,435.

On April 28, 2003, Lord Abbett Growth and Income Portfolio ("Growth and Income") acquired all the net assets of J.P. Morgan Enhanced Index Portfolio ("Enhanced Index") pursuant to a plan of reorganization approved by Enhanced Index shareholders on April 25, 2003. The acquisition was accomplished by a tax-free exchange of 5,782,283 Class A shares of Growth and Income (valued at $109.3 million) in exchange for the 9,854,387 Class A shares of Enhanced Index and 249,263 Class B shares of Growth and Income (valued at $4.7 million) in exchange for the 424,220 Class B shares of Enhanced Index outstanding on April 25, 2003. Enhanced Index Class A net assets at that date ($109.3 million), including $15.2 million of unrealized depreciation and approximately $63.3 million of accumulated net realized losses, were combined with those of Growth and Income Class A. Enhanced Index Class B net assets at that date ($4.7 million), including $117,866 of unrealized appreciation and $1.3 million of accumulated net realized losses, were combined with those of Growth and Income Class B. The aggregate Class A net assets of Growth and Income and Enhanced Index immediately before the acquisition were $854,552,441 and $109,285,155, respectively. The aggregate Class A net assets of Growth and Income immediately after the acquisition were $963,837,596. The aggregate Class B net assets of Growth and Income and Enhanced Index immediately before the acquisition were $441,832,788 and $4,696,113, respectively. The aggregate Class B net assets of Growth and Income immediately after the acquisition were $446,528,901.

On April 28, 2003, Lord Abbett Growth Opportunities Portfolio ("Growth Opportunities") acquired all the net assets of Lord Abbett Developing Growth Portfolio ("Developing Growth") pursuant to a plan of reorganization approved by Developing Growth shareholders on April 25, 2003. The acquisition was accomplished by a tax-free exchange of 2,703,556 Class A shares of Growth Opportunities (valued at $19.1 million) in exchange for the 2,505,390 Class A shares of Developing Growth and 652,415 Class B shares of Growth Opportunities (valued at $4.6 million) in exchange for the 602,691 Class B shares of Developing Growth outstanding on April 25, 2003. Developing Growth Class A net assets at that date ($19.1 million), including $2.3 million of unrealized depreciation and approximately $12.0 million of accumulated net realized losses, were combined with those of Growth Opportunities Class A. Developing Growth Class B net assets at that date ($4.6 million), including $708,713 of unrealized appreciation and $1.8 million of accumulated net realized losses, were combined with those of Growth Opportunities Class B. The aggregate Class A net assets of Growth Opportunities and Developing Growth immediately before the acquisition were $1,867,758 and $19,141,178, respectively. The aggregate Class A net assets of Growth Opportunities immediately after the acquisition were $21,089,936. The aggregate Class B net assets of Growth Opportunities and Developing Growth immediately before the acquisition were $14,985,098 and $4,586,478, respectively. The aggregate Class B net assets of Growth Opportunities immediately after the acquisition were $19,571,576.

                                      202

                          MET INVESTORS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004



13. PROXY RESULTS (UNAUDITED)

At a Special Meeting of Shareholders of the J.P. Morgan Quality Bond Portfolio and Met/Putnam Research Portfolio held on November 12, 2004, such shareholders voted for the following proposals:

                                                                                                       For     Against Abstain
                                                                                                    ---------- ------- -------
1. To approve an agreement and Plan of Reorganization for the sale of all of the assets of J.P.     13,013,951 430,795 717,637
   Morgan Quality Bond Portfolio to, and the assumption of all of the liabilities of J.P. Morgan
   Quality Bond Portfolio by PIMCO Total Return Portfolio, a series of the Met Investors Series
   Trust, in exchange for shares of PIMCO Total Return Portfolio and the distribution of such shares to the shareholders of J.P. Morgan Quality Bond Portfolio in complete liquidation of the J.P. Morgan Quality Bond Portfolio.

2. To approve an agreement and Plan of Reorganization for the sale of all of the assets of Met/     12,697,420 269,210 751,244
   Putnam Research Portfolio to, and the assumption of all of the liabilities of Met/Putnam
   Research Portfolio by Oppenheimer Capital Appreciation Portfolio, a series of the Met
   Investors Series Trust, in exchange for shares of Oppenheimer Capital Appreciation
   Portfolio and the distribution of such shares to the shareholders of the Met/Putnam
   Research Portfolio in complete liquidation of the Met/Putnam Research Portfolio.

                                                                                                      Total
                                                                                                    ----------
1. To approve an agreement and Plan of Reorganization for the sale of all of the assets of J.P.     14,162,383
   Morgan Quality Bond Portfolio to, and the assumption of all of the liabilities of J.P. Morgan
   Quality Bond Portfolio by PIMCO Total Return Portfolio, a series of the Met Investors Series
   Trust, in exchange for shares of PIMCO Total Return Portfolio and the distribution of such shares to the shareholders of J.P. Morgan Quality Bond Portfolio in complete liquidation of the J.P. Morgan Quality Bond Portfolio.

2. To approve an agreement and Plan of Reorganization for the sale of all of the assets of Met/     13,717,875
   Putnam Research Portfolio to, and the assumption of all of the liabilities of Met/Putnam
   Research Portfolio by Oppenheimer Capital Appreciation Portfolio, a series of the Met
   Investors Series Trust, in exchange for shares of Oppenheimer Capital Appreciation
   Portfolio and the distribution of such shares to the shareholders of the Met/Putnam
   Research Portfolio in complete liquidation of the Met/Putnam Research Portfolio.

14. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15. SUBSEQUENT EVENTS

A. ADVISER CHANGE:

Effective January 18, 2005, the Manager terminated PEA Capital LLC as Adviser to the PIMCO PEA Innovation Portfolio ("the Portfolio"). On January 19, 2005 RCM Investment Management LLC, became interim Adviser to the Portfolio.

B. REORGANIZATION:

The following Portfolio reorganization will be presented to the Board of Trustees on February 16, 2005, for approval. If approved, the reorganization will be presented to shareholders on or about April 27, 2005. If approved by shareholders, the reorganization will occur on or about April 29, 2005.

The proposed reorganization provides for the acquisition of all if the assets of:

Money Market Portfolio in exchange for shares of Blackrock Money Market Portfolio (a series of Metropolitan Series Fund, Inc.).

                                      203

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders and Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Met Investors Series Trust, (the "Trust") comprising Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio, Goldman Sachs Mid-Cap Growth Portfolio, Harris Oakmark International Portfolio, Janus Aggressive Growth Portfolio, Lord Abbett America's Value Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio, Lord Abbett Growth Opportunities Portfolio, MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy, MetLife Growth Strategy, MetLife Moderate Strategy, MFS Research International Portfolio, Money Market Portfolio (formerly PIMCO Money Market Portfolio), Neuberger Berman Real Estate Portfolio, Oppenheimer Capital Appreciation Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO PEA Innovation Portfolio (formerly PIMCO Innovation Portfolio), PIMCO Total Return Portfolio, Met/Putnam Capital Opportunities Portfolio, Third Avenue Small Cap Value Portfolio, T. Rowe Price Mid-Cap Growth Portfolio and Turner Mid-Cap Growth Portfolio (each a "Portfolio" and collectively, the "Portfolios") as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting Met Investors Series Trust as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the respective periods presented in conformity, with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2005

                       See notes to financial statements

                                      204

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2004


TRUSTEES AND OFFICERS (UNAUDITED)

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 22 Corporate Plaza Drive, Newport Beach, California 92660. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees."


The Trustees
------------
                                                                                           Number of
                                                                                           Portfolios
                                                                                            in Fund
                           Position(s)  Term of Office                                      Complex
                            Held with   and Length of        Principal Occupation(s)        overseen  Other Directorships
Name, Age and Address      Registrant    Time Served           During Past 5 Years         by Trustee   Held by Trustee
---------------------     ------------- -------------- ----------------------------------- ---------- --------------------
Elizabeth M. Forget* (38) President and  Indefinite;   Since December 2000, President          30     None
                          Trustee        From          of Met Investors Advisory LLC;
                                         December      since July 2000, Executive Vice
                                         2000 to       President of MetLife Investors
                                         present.      Group, Inc.; from June 1996 to
                                                       July 2000, Senior Vice President of
                                                       Equitable Distributors, Inc. Also,
                                                       most recently Vice President of
                                                       Equitable Life Assurance Society of
                                                       the United States.
Disinterested Trustees
----------------------
Stephen M. Alderman (44)  Trustee        Indefinite;   Since November 1991,                    30     None
                                         From          Shareholder in the law firm of
                                         December      Garfield and Merel, Ltd.
                                         2000 to
                                         present.

Jack R. Borsting (74)     Trustee        Indefinite;   Since 2001, Professor of Business       30     Director, Whitman
                                         From          Administration and Dean Emeritus,              Education Group,
                                         December      Marshall School of Business,                   Ivax Diagnostics
                                         2000 to       University of Southern California              and Los Angeles
                                         present.      (USC); from 1995-2001 Executive                Orthopedic
                                                       Director, Center for                           Hospital. Trustee,
                                                       Telecommunications Management,                 The Rose Hills
                                                       USC; from 1988 to 1995, Dean of                Foundation.
                                                       Marshall School of Business, USC.              Member, Army
                                                                                                      Science Board

Theodore A. Myers (73)    Trustee        Indefinite;   Since 1993, Financial Consultant.       30     None
                                         From
                                         December
                                         2000 to
                                         present.

Tod H. Parrott (66)       Trustee        Indefinite;   Since June 1996, Managing               30     Director, U.S. Stock
                                         From          Partner, Rockaway Partners Ltd.                Transfer
                                         December      (financial consultants).                       Corporation;
                                         2000 to                                                      Director Bonfire
                                         present.                                                     Foundation.

                                      205

                          MET INVESTORS SERIES TRUST
                               DECEMBER 31, 2004



TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund
                                   Position(s) Term of Office                                    Complex
                                    Held with  and Length of       Principal Occupation(s)       overseen  Other Directorships
Name, Age and Address              Registrant   Time Served          During Past 5 Years        by Trustee   Held by Trustee
---------------------              ----------- -------------- --------------------------------- ---------- -------------------
Disinterested Trustees - continued
----------------------------------

      Dawn M. Vroegop** (38)         Trustee    Indefinite;   From September 1999 to September      30     Director, Caywood
                                                From          2003, Managing Director, Dresdner            Scholl Asset
                                                December      RCM Global Investors; from July              Management;
                                                2000 to       1994 to July 1999, Director,                 Investment
                                                present.      Schroder Capital Management                  Committee Member
                                                              International.                               of City College of
                                                                                                           San Francisco.

      Roger T. Wickers (69)          Trustee    Indefinite;   Since 1995, retired; from 1980 to     30     From 1995 to
                                                From          1995, Senior Vice President and              1998, Chairman of
                                                December      General Counsel, Keystone Group              the Board of
                                                2000 to       Inc. and the Keystone Group of               Directors of two
                                                present.      Mutual Funds.                                American
                                                                                                           International Group
                                                                                                           mutual funds.

--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.
** Effective January, 2005 Ms. Vroegop becomes an interested person of the Trust as a result of her prior affiliation with RCM Investment Management LLC, the interim Adviser to the PIMCO PEA Innovation Portfolio. It is anticipated Ms. Vroegop will return to being disinterested person in September, 2005.

Additional information about the Portfolio's trustees and executive officers may be found in the Statement of Additional Information. A copy of the current version of this document is available to you free upon request by contacting the Trust either by mail at Met Investors Series Trust, 22 Corporate Plaza Drive, Newport Beach, CA 92260 or by phone at 1-800-848-3854.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files Form N-Q for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust, on behalf of each of its series, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission's website at http://www.sec.gov.

METROPOLITAN SERIES FUND, INC.

 TABLE OF CONTENTS

 LETTER FROM THE PRESIDENT............................................. MSF-1

 PORTFOLIO MANAGEMENT COMMENTARY
    BlackRock Money Market Portfolio................................... MSF-2
    Lehman Brothers(R) Aggregate Bond Index Portfolio.................. MSF-3
    Salomon Brothers Strategic Bond Opportunities Portfolio............ MSF-5
    Salomon Brothers U.S. Government Portfolio......................... MSF-7
    BlackRock Bond Income Portfolio.................................... MSF-9

    MFS Total Return Portfolio......................................... MSF-11
    BlackRock Diversified Portfolio.................................... MSF-13

    Capital Guardian U.S. Equity Portfolio............................. MSF-15
    Davis Venture Value Portfolio...................................... MSF-17
    FI Value Leaders Portfolio......................................... MSF-19
    Harris Oakmark Large Cap Value Portfolio........................... MSF-21
    Jennison Growth Portfolio.......................................... MSF-23
    Met/Putnam Voyager Portfolio....................................... MSF-25
    MetLife Stock Index Portfolio...................................... MSF-27
    MFS Investors Trust Portfolio...................................... MSF-29
    BlackRock Investment Trust Portfolio............................... MSF-31
    BlackRock Legacy Large Cap Growth Portfolio........................ MSF-33
    BlackRock Large Cap Value Portfolio................................ MSF-35
    T. Rowe Price Large Cap Growth Portfolio........................... MSF-37
    Zenith Equity Portfolio............................................ MSF-39

    FI Mid Cap Opportunities Portfolio................................. MSF-40
    Harris Oakmark Focused Value Portfolio............................. MSF-42
    MetLife Mid Cap Stock Index Portfolio.............................. MSF-44
    Neuberger Berman Partners Mid Cap Value Portfolio.................. MSF-46
    BlackRock Aggressive Growth Portfolio.............................. MSF-48

    Franklin Templeton Small Cap Growth Portfolio...................... MSF-50
    Loomis Sayles Small Cap Portfolio.................................. MSF-52
    Russell 2000(R) Index Portfolio.................................... MSF-54
    BlackRock Strategic Value Portfolio................................ MSF-56
    T. Rowe Price Small Cap Growth Portfolio........................... MSF-58

    FI International Stock Portfolio................................... MSF-60
    Morgan Stanley EAFE(R) Index Portfolio............................. MSF-62
    Scudder Global Equity Portfolio.................................... MSF-64

 SHAREHOLDER EXPENSE EXAMPLE........................................... MSF-66

 FINANCIAL STATEMENTS
    BlackRock Money Market Portfolio................................... MSF-71
    Lehman Brothers(R) Aggregate Bond Index Portfolio.................. MSF-76
    Salomon Brothers Strategic Bond Opportunities Portfolio............ MSF-89
    Salomon Brothers U.S. Government Portfolio......................... MSF-100
    BlackRock Bond Income Portfolio.................................... MSF-105

    MFS Total Return Portfolio......................................... MSF-114
    BlackRock Diversified Portfolio.................................... MSF-125

    Capital Guardian U.S. Equity Portfolio............................. MSF-135
    Davis Venture Value Portfolio...................................... MSF-141
    FI Value Leaders Portfolio......................................... MSF-146
    Harris Oakmark Large Cap Value Portfolio........................... MSF-153
    Jennison Growth Portfolio.......................................... MSF-158
    Met/Putnam Voyager Portfolio....................................... MSF-163
    MetLife Stock Index Portfolio...................................... MSF-169
    MFS Investors Trust Portfolio...................................... MSF-179
    BlackRock Investment Trust Portfolio............................... MSF-184
    BlackRock Legacy Large Cap Growth Portfolio........................ MSF-189
    BlackRock Large Cap Value Portfolio................................ MSF-194
    T. Rowe Price Large Cap Growth Portfolio........................... MSF-199
    Zenith Equity Portfolio............................................ MSF-205

    FI Mid Cap Opportunities Portfolio................................. MSF-209
    Harris Oakmark Focused Value Portfolio............................. MSF-214
    MetLife Mid Cap Stock Index Portfolio.............................. MSF-218
    Neuberger Berman Partners Mid Cap Value Portfolio.................. MSF-227
    BlackRock Aggressive Growth Portfolio.............................. MSF-232

    Franklin Templeton Small Cap Growth Portfolio...................... MSF-237
    Loomis Sayles Small Cap Portfolio.................................. MSF-243
    Russell 2000(R) Index Portfolio.................................... MSF-250
    BlackRock Strategic Value Portfolio................................ MSF-271
    T. Rowe Price Small Cap Growth Portfolio........................... MSF-278

    FI International Stock Portfolio................................... MSF-285
    Morgan Stanley EAFE(R) Index Portfolio............................. MSF-292
    Scudder Global Equity Portfolio.................................... MSF-304

 NOTES TO SCHEDULE OF INVESTMENTS...................................... MSF-309

 NOTES TO FINANCIAL STATEMENTS......................................... MSF-311

 INDEPENDENT AUDITORS' REPORT.......................................... MSF-323

 SHAREHOLDER VOTE...................................................... MSF-324

 DIRECTORS AND OFFICERS................................................ MSF-325


             Not all Portfolios are available under every product.
Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE(R) Index, Lehman Brothers sponsors the Lehman Brothers(R) Aggregate Bond Index, Standard & Poor's sponsors the S&P 500(R) Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000(R) Index (together referred to as the "index sponsors"). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc's (the "Fund's") Portfolios (the "Portfolios") or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

 LETTER FROM THE PRESIDENT


February 2005

TO OUR POLICYHOLDERS/CONTRACT OWNERS:

We are pleased to provide you with the December 31, 2004 Annual Report for the Metropolitan Series Fund, Inc. The Report is designed to help you make informed decisions on how to allocate your money within your variable product.

Like world events and the economy, the capital markets are subject to volatility and the possibility of rapid change. We encourage you to work with your registered representative to develop an investment program to meet your long-term retirement, investment, and insurance needs.

Please note that effective January 31, 2005, BlackRock Advisors, Inc. became subadvisor to various Metropolitan Series Fund portfolios that were previously managed by State Street Research & Management Company. Some of these portfolios may be available in your product. As a result of this change, the portfolios have been renamed as shown below:


              NAME OF PORTFOLIO PRIOR   NAME OF PORTFOLIO AS OF
              TO JANUARY 31, 2005       JANUARY 31, 2005
              -------------------       ----------------

              STATE STREET RESEARCH
                AGGRESSIVE GROWTH       BLACKROCK AGGRESSIVE
                PORTFOLIO               GROWTH PORTFOLIO

              STATE STREET RESEARCH     BLACKROCK STRATEGIC
                AURORA PORTFOLIO        VALUE PORTFOLIO

              STATE STREET RESEARCH     BLACKROCK BOND INCOME
                BOND INCOME PORTFOLIO   PORTFOLIO

              STATE STREET RESEARCH     BLACKROCK DIVERSIFIED
                DIVERSIFIED PORTFOLIO   PORTFOLIO

              STATE STREET RESEARCH
                INVESTMENT TRUST        BLACKROCK INVESTMENT
                PORTFOLIO               TRUST PORTFOLIO

              STATE STREET RESEARCH
                LARGE CAP GROWTH        BLACKROCK LEGACY LARGE
                PORTFOLIO               CAP GROWTH PORTFOLIO

              STATE STREET RESEARCH
                LARGE CAP VALUE         BLACKROCK LARGE CAP
                PORTFOLIO               VALUE PORTFOLIO

              STATE STREET RESEARCH     BLACKROCK MONEY MARKET
                MONEY MARKET PORTFOLIO  PORTFOLIO

For more information regarding this change and BlackRock Advisors, Inc. please refer to your Metropolitan Series Fund, Inc. prospectus supplement dated January 31, 2005.

You have the opportunity to join other policyholder and contract owners who are already taking advantage of our eDelivery service. When you register for eDelivery, fund reports, prospectuses and other informational documents are sent to you electronically. You can view and save your documents on-line, rather than receiving them in the mail. eDelivery is free, convenient, paperless and easy. See the inside front cover for information on how to sign up for eDelivery.

We look forward to serving your future investment needs.

Sincerely,

/s/ Hugh McHaffie
Hugh McHaffie
President, Metropolitan Series Fund, Inc.

METROPOLITAN SERIES FUND, INC.

 BLACKROCK MONEY MARKET PORTFOLIO (FORMERLY STATE STREET RESEARCH MONEY MARKET PORTFOLIO)

PORTFOLIO MANAGER COMMENTARY*


State Street Research & Management Company ("State Street Research"), the Portfolio's subadviser prior to January 31, 2005, prepared this commentary, which addresses the Portfolio's performance for the one year period, ended December 31, 2004. On January 31, 2005 BlackRock Advisors, Inc. ("BlackRock") succeeded State Street Research as subadviser to the Portfolio, and the Portfolio's name was changed from State Street Research Money Market Portfolio to BlackRock Money Market Portfolio. This commentary does not reflect the management of BlackRock.

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the BlackRock Money Market Portfolio returned 1.0%; the Class B shares returned 0.7%; and the Class E shares returned 0.8%. The average return of its peer group, the Lipper Variable Insurance Products Money Market Funds Universe/1/, was 0.8% over the same period.

PORTFOLIO REVIEW
U.S. economic growth in the fourth quarter continued to recover from the soft patch experienced earlier in 2004. The Federal Reserve's "measured" campaign to hike rates continued, as the federal funds rate rose by a total of 50 basis points during the fourth quarter to end the year at 2.25%. The federal funds rate began the year at a forty-year low of 1.00%. Employment growth continued to increase at a moderate pace, with 2.2 million new jobs created in 2004 (about 189,000 per month). The Core Consumer Price Index (CPI), having declined sharply during the third quarter, accelerated in the final quarter of 2004 to end the year about 2% higher than where it began the year.

During the year, the Portfolio invested in only the highest quality, short-term money market instruments and U.S. government securities. It also invested in first-tier corporate and domestic bank paper, as well as the paper of Canadian banks and provinces. The Portfolio continued to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

At the start of 2004, we laddered high-quality securities in the one to six-month maturity range and continued to purchase money market-eligible U.S. government securities with 13-month maturities to pick up the yield and extend the Portfolio's maturity. We balanced these longer maturity securities with shorter-term money market securities. As the year progressed, the Portfolio's weighted average maturity was shortened in order to take advantage of variable rate money market instruments resetting at higher yields.

The Portfolio is neither insured nor guaranteed by the U.S. Government. The Portfolio seeks but cannot assure a stable share price of $100.00. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less that the original cost.

* The views expressed above are those of State Street Research & Management Company as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                     MSF-2

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

MANAGED BY METROPOLITAN LIFE INSURANCE COMPANY
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Lehman Brothers Aggregate Bond Index Portfolio returned 4.1%, compared to its benchmark, the Lehman Brothers Aggregate Bond Index/1/, which returned 4.3% over the same period.

PORTFOLIO REVIEW
Similar to 2003, the three broad themes in 2004 were interest rate volatility, the devaluation of the dollar, and credit improvement. The Federal Reserve raised interest rates five times during the year for a total of 1.25%. This brought the Fed Funds rate up to 2.25% at year-end. As a result, investors gained confidence that inflation was under control, putting downward pressure on long-term interest rates and causing the yield curve to flatten. The yield on the 2-year Treasury Note finished the year at 3.07% (up from 1.82% on 12/31/2003), and the yield on the 30-year Treasury Bond finished the year at 4.83% (down from 5.07% on 12/31/2003). The U.S. dollar continued to lose value during 2004. The dollar lost 7.1% versus the euro, and 4.1% versus the yen.

Despite record issuance, credit demand was strong from U.S. and non-U.S. investors. After reporting the weakest excess return performance for the first half of 2004, the credit sector was the top performer on an excess return basis (up 159 basis points [bps]) for 2004. Evidenced by the excess return for BBB rated bonds (up 219 bps versus 67 bps for AAA rated bonds, 68 bps for AA rated bonds, and 144 bps for A rated bonds), investors were willing to take on risk because they were more confident with the validity of reporting and corporate management within the credit market.

Agencies finished the year in the headlines. The fallout of the Fannie Mae accounting scandal came to a head as Fannie Mae's Board ousted their Chief Executive Officer (CEO) and Chief Financial Officer (CFO) in December 2004. The dismissals came after the Securities and Exchange Commission and federal regulators charged that Fannie Mae's accounting mistakes failed to protect its securities from swings in interest rates. Fannie Mae said it may have to restate profit by $9 billion as a result. Federal regulators are also investigating the termination packages granted to the two dismissed officers. Agencies had the worst excess return for the year (up 78 bps versus 142 bps for Mortgage Backed Securities, 142 bps for Asset Backed Securities, and 119 bps for Collateralized Mortgage Backed Securities).



* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Lehman Brothers(R) Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The Index performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

                                     MSF-3

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO



                     A $10,000 INVESTMENT COMPARED TO THE
                     LEHMAN BROTHERS AGGREGATE BOND INDEX

                                    [CHART]

                  Lehman Brothers
                  Aggregate Bond          Lehman Brothers
                 Index Portfolio           Aggregate Bond
                     Class A                  Index
                 ----------------         ---------------
11/9/98               $10,000                $10,000
12/98                  10,138                 10,211
12/99                   9,999                 10,127
12/00                  11,139                 11,304
12/01                  11,965                 12,259
12/02                  13,190                 13,516
12/03                  13,669                 14,070
12/04                  14,230                 14,681



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                          LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO   LEHMAN BROTHERS
                          CLASS A         CLASS B         CLASS E        AGGREGATE BOND INDEX
          1 Year            4.1%            3.8%            3.9%                 4.3%
          5 Years           7.3             N/A             N/A                  7.7
          Since Inception   5.9             5.8             6.1                  6.4

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 11/9/98, 1/2/01, and 5/1/01, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                           % OF TOTAL
                                                           NET ASSETS
                                                           ----------
          FEDERAL NATIONAL MORTGAGE ASSOCIATION...........   30.1%
          UNITED STATES TREASURY NOTES....................   17.7%
          FEDERAL HOME LOAN MORTGAGE CORP.................   12.7%
          UNITED STATES TREASURY BONDS....................    7.1%
          FEDERAL HOME LOAN BANK..........................    1.3%
          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION........    0.9%
          HSBC HOLDINGS, INC..............................    0.8%
          J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
           CORP...........................................    0.8%
          UNITED MEXICAN STATES...........................    0.8%
          LEHMAN BROTHERS HOLDINGS, INC...................    0.7%


                                  TOP SECTORS

                                                        % OF TOTAL
                                                       MARKET VALUE
                                                       ------------
             MORTGAGE BACKED SECURITIES...............    34.1%
             TREASURY.................................    25.1%
             AGENCY...................................    11.2%
             INDUSTRIAL...............................    10.8%
             FINANCE..................................     7.7%
             NON-CORPORATE............................     3.8%
             COLLATERALIZED MORTGAGE BACKED SECURITIES     2.9%
             UTILITIY.................................     2.2%
             ASSET BACKED SECURITIES..................     1.3%
             CASH/OTHER...............................     1.1%

                                     MSF-4

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT, INC.
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Salomon Brothers Strategic Bond Opportunities Portfolio returned 6.6%, compared to its benchmark, the Lehman Brothers Aggregate Bond Index/1/, which returned 4.3% in 2004. The average return of its peer group, the Lipper Variable Insurance Products General Bond Funds Universe/2/, was 6.9% over the same period.

PORTFOLIO REVIEW
As widely anticipated, the Federal Reserve Board (the "Fed") raised its federal funds target rate during 2004, bringing it to 2.25%, at year-end, from 1.0% at December 31, 2003, which had been its lowest level in more than 40 years. Even though the market fully expected the 25 basis point hike in the federal funds rate in late June and each successive meeting thereafter, the wording of the statement's following the meetings still generated some anxiety. The Fed continued to reiterate throughout the year that it would increase rates "at a pace that is likely to be measured" but also added, "the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability." The yield on the 10-year U.S. Treasury Note ended the year relatively unchanged, having decreased by 2 basis points for the year, after reaching its low of 3.68% in March and then hitting its high of 4.87% in June. After reaching its high in June, the 10-year U.S. Treasury rallied after the Fed's initial 25 basis points rate hike, and remained range bound for the remainder of the year.

Most of the year was characterized by investors dissecting language from the Fed for clues on its assessment of the U.S. economy and the pace of rate hikes. The U.S. economy's quarterly pace of growth continued to advance over the period and the economy completed its third year of expansion since the 2001 recession. Although a series of one-off events--surging oil prices, hurricanes, the waning effects of 2002-2003 tax cuts, etc.--undoubtedly restrained growth in 2004, the economy proved resilient enough to grow 4% over the past four quarters. Even the U.S. labor market, which generated lackluster results throughout most of 2003, improved over the past year, but the pace of improvement was uneven from month-to-month. Given the combination of strong gross domestic product ("GDP") results, comments from the Fed about a more robust economy, improvement in job growth and a pick-up in inflation, the economy has appeared to be firing on all cylinders.

Mortgage-backed securities outperformed U.S. Treasury securities of comparable duration during the year. Agency securities provided only modest excess returns versus U.S. Treasuries of similar duration. While all Treasuries finished the year in positive territory, longer-term U.S. Treasuries outperformed U.S. Treasury bills and notes, as the Treasury curve flattened during the second half of the year, causing the shorter end of the curve to underperform.

During 2004, the high yield market, as represented by the Citigroup High Yield Market Index, returned 10.8%, outperforming nearly all other fixed income asset classes. The high-yield market's strong performance reflected the favorable technical and fundamental conditions that existed for high-yield bonds through most of the period. Emerging markets debt also performed well for the year, returning 11.77% as represented by the J.P. Morgan Emerging Markets Bond Plus Index. Good country fundamentals, commodity price strength, and the absence of U.S. Treasury market volatility during the majority of the period supported emerging markets debt returns.

The Portfolio's allocation to higher-yielding bonds proved to be beneficial over the period. Within the U.S. investment-grade component of the Portfolio, we increased our allocations to mortgages throughout the year as mortgages continued to provide excess returns over Treasuries and ended the year at 142 basis points over Treasuries on a duration adjusted basis according to Lehman Brothers. We were also able to put some excess cash to use in the Treasury market and in investment grade corporate bonds. We decreased our allocation to the U.S. high yield market in favor of increasing exposure to emerging markets debt, which provided additional yield and performance over the 12 months. We remained short duration versus the benchmark index, as we continued to position our portfolios defensively on interest rates.

Keep in mind, the Portfolio's investments are subject to interest rate and credit risks. Interest rate increases, causing the prices of fixed income securities to decline, could reduce the value of the Portfolio's share price. Lower-rated, higher yielding bonds, known as "junk bonds," are subject to greater credit risk, including the risk of default, than higher-rated obligations.

Foreign bonds are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.



* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Lehman Brothers(R) Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The Index performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                     MSF-5

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO



   A $10,000 INVESTMENT COMPARED TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX
                                    [CHART]

                   Salomon Brothers Strategic       Lehman Brothers
                      Bond Opportunities            Aggregate Bond
                       Portfolio Class A                Index
                   --------------------------       ----------------
12/94                     $10,000                     $10,000
12/95                      11,938                      11,847
12/96                      13,652                      12,278
12/97                      15,165                      13,463
12/98                      15,476                      14,632
12/99                      15,702                      14,512
12/00                      16,834                      16,199
12/01                      17,962                      17,567
12/02                      19,710                      19,369
12/03                      22,197                      20,164
12/04                      23,665                      21,038


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                          SALOMON BROTHERS STRATEGIC
                          BOND OPPORTUNITIES PORTFOLIO   LEHMAN BROTHERS
                          CLASS A   CLASS B   CLASS E  AGGREGATE BOND INDEX
          1 Year            6.6%      6.3%      6.5%           4.3%
          5 Years           8.6       N/A       N/A            7.7
          10 Years          9.0       N/A       N/A            7.7
          Since Inception    --      11.8       8.8             --

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 10/31/94, 7/30/02, and 5/1/01, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                      % OF TOTAL
                                                      NET ASSETS
                                                      ----------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION    20.2%
                FEDERAL HOME LOAN MORTGAGE CORP......     8.3%
                UNITED STATES TREASURY NOTES.........     6.3%
                FEDERATIVE REPUBLIC OF BRAZIL........     5.0%
                RUSSIAN FEDERATION...................     2.6%
                FEDERAL REPUBLIC OF GERMANY..........     2.3%
                UNITED MEXICAN STATES................     2.1%
                REPUBLIC OF FINLAND..................     2.0%
                BUNDES REPUBLIC OF DEUTSCHLAND.......     1.9%
                UNITED STATES TREASURY BONDS.........     1.3%



                                  TOP SECTORS

                                                % OF TOTAL
                                               MARKET VALUE
                                               ------------
                     U.S. INVESTMENT GRADE....    52.0%
                     EMERGING MARKET DEBT.....    18.0%
                     U.S. HIGH YIELD..........    15.1%
                     NON U.S. INVESTMENT GRADE    10.1%
                     CASH/OTHER...............     4.8%


                                     MSF-6

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC.
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Salomon Brothers U.S. Government Portfolio returned 3.0%, compared to its benchmark, the Lehman Brothers Intermediate Government Bond Index/1/, which returned 2.3% in 2004. The average return of its peer group, the Lipper Variable Insurance Products U.S. Mortgage Funds Universe/2/, was 3.6% over the same period.

PORTFOLIO REVIEW
As widely anticipated, the Federal Reserve Board (the "Fed") raised its federal funds target rate during 2004, bringing it to 2.25%, at year-end, from 1.0% at December 31, 2003, which had been its lowest level in more than 40 years. Even though the market fully expected the 25 basis point hike in the federal funds rate in late June and each successive meeting thereafter, the wording of the statement's following the meetings still generated some anxiety. The Fed continued to reiterate throughout the year that it would increase rates "at a pace that is likely to be measured" but also added, "the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability." The yield on the 10-year U.S. Treasury Note ended the year relatively unchanged, having decreased by 2 basis points for the year, after reaching it's low of 3.68% in March and then hitting its high of 4.87% in June. After reaching its high in June, the 10-year U.S. Treasury rallied after the Fed's initial 25 basis points rate hike, and remained range bound for the remainder of the year.

Most of the year was characterized by investors dissecting language from the Fed for clues on its assessment of the U.S. economy and the pace of rate hikes. The U.S. economy's quarterly pace of growth continued to advance over the period and the economy completed its third year of expansion since the 2001 recession. Although a series of one-off events--surging oil prices, hurricanes, the waning effects of 2002-2003 tax cuts, etc.--undoubtedly restrained growth in 2004, the economy proved resilient enough to grow 4% over the past four quarters. Even the U.S. labor market, which generated lackluster results throughout most of 2003, improved over the past year, but the pace of improvement was uneven from month-to-month. Given the combination of strong gross domestic product ("GDP") results, comments from the Fed about a more robust economy, improvement in job growth and a pick-up in inflation, the economy has appeared to be firing on all cylinders.

Mortgage-backed securities outperformed U.S. Treasury securities of comparable duration during the year. Agency securities provided only modest excess returns versus U.S. Treasuries of similar duration. While all Treasuries finished the year in positive territory, longer-term U.S. Treasuries outperformed U.S. Treasury bills and notes, as the Treasury curve flattened during the second half of the year, causing the shorter end of the curve to underperform.

The Portfolio benefited from its strategic allocation to mortgage-backed securities during the period, as they provided 142 basis points of excess return over Treasuries, according to Lehman Brothers. We continued to invest the Portfolio's assets primarily in mortgage-backed securities, specifically mortgage pass-through securities and, to a lesser extent, collateralized mortgage obligations, and U.S. Treasury securities. Throughout the period, we tactically reallocated to Treasuries at favorable entry points, which increased our exposure to the sector. In turn we decreased our mortgage-backed securities weighting as a defensive measure due to tighter spreads and valuations within the mortgage-backed sector, and due to the potential for increased volatility within the mortgage sector as the Fed continues to raise interest rates, potentially putting pressure on the 10-year part of the yield curve. We also decreased our exposure to asset-backed securities during the period.

For most of the period, overall duration was kept shorter than that of our benchmark index, the Lehman Brothers Intermediate Government Bond Index. (Duration is a measure of a portfolio's price sensitivity to interest rate movements. A shorter duration helps cushion price declines in the event of rising rates.)

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ Lehman Brothers Intermediate Government Bond Index(R) includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations having maturities between one to ten years. The Index has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                     MSF-7

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO



                       A $10,000 INVESTMENT COMPARED TO
              THE LEHMAN INTERMEDIATE U.S. GOVERNMENT BOND INDEX

                                    [CHART]

                Salomon Brothers                Lehman Brothers
                U.S. Government              Intermediate Government
               Portfolio Class A                  Bond Index
               -----------------             -----------------------
12/94              $10,000                        $10,000
12/95               11,502                         11,441
12/96               11,882                         11,906
12/97               12,890                         12,825
12/98               13,871                         13,914
12/99               13,895                         13,981
12/00               15,347                         15,446
12/01               16,379                         16,746
12/02               17,680                         18,360
12/03               17,976                         18,780
12/04               18,517                         19,218



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                      SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO LEHMAN BROTHERS INTERMEDIATE
                      CLASS A        CLASS B       CLASS E          GOVERNMENT BOND INDEX
      1 Year            3.0%           2.7%          2.8%                    2.3%
      5 Years           5.9            N/A           N/A                     6.6
      10 Years          6.4            N/A           N/A                     6.8
      Since Inception     -            3.3           4.5                       -

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 10/31/94, 7/30/02, and 5/1/01, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004

                                 TOP HOLDINGS

                                                       % OF TOTAL
                                                       NET ASSETS
                                                       ----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION...   48.0%
              FEDERAL HOME LOAN MORTGAGE CORP.........   22.1%
              UNITED STATES TREASURY NOTES............   19.4%
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION    0.7%
              FEDERAL HOME LOAN BANK..................    0.3%


                                  TOP SECTOR

                                        % OF TOTAL
                                       MARKET VALUE
                                       ------------
                            MORTGAGE..    70.4%
                            TREASURY..    19.5%
                            AGENCY....     1.0%
                            CASH/OTHER     9.1%


                                     MSF-8

METROPOLITAN SERIES FUND, INC.

 BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)

PORTFOLIO MANAGER COMMENTARY*

State Street Research & Management Company ("State Street Research"), the Portfolio's subadviser prior to January 31, 2005, prepared this commentary, which addresses the Portfolio's performance for the one year period, ended December 31, 2004. On January 31, 2005 BlackRock Advisors, Inc. ("BlackRock") succeeded State Street Research as subadviser to the Portfolio, and the Portfolio's name was changed from State Street Research Bond Income Portfolio to BlackRock Bond Income Portfolio. This commentary does not reflect the management of BlackRock.

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the BlackRock Bond Income Portfolio returned 4.4%, compared to its benchmark, the Lehman Brothers Aggregate Bond Index/1/, which returned 4.3% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Corporate Debt A Rated Funds Universe/2/, was 4.2% over the same period.

PORTFOLIO REVIEW
Bonds finished the year in positive territory. While the federal funds rate has increased by 125 basis points since June 2004, U.S. Treasury yields have declined, with the ten-year yield falling 36 basis points from 4.58% to 4.22%. In addition, credit spreads over U.S. Treasuries have narrowed, especially within the riskier credits, with high-yield debt and emerging debt spreads having narrowed by more than 100 basis points. In fact, the riskiest (CCC-rated) debt within the high-yield sector narrowed by 173 basis points during the second half of the year. The decline in Fed fund and Eurodollar futures through the end of 2004 also reflected reduced concern about Fed rate hikes. The Fed's "measured" campaign appears to have allayed concerns about the need for the Fed to take a more aggressive approach.

U.S. economic growth continued to recover from the soft patch experienced earlier in 2004. The Fed's "measured" campaign to hike rates continued, as the federal funds rate rose by a total of 50 basis points during the fourth quarter to end the year at 2.25%. Employment growth continued to increase at a moderate pace, with 2.2 million new jobs created in 2004 (about 189,000 per month). The Core Consumer Price Index (CPI), having declined sharply during the third quarter, accelerated in the final quarter of 2004 to end the year about 2% higher than where it began the year.

In the fourth quarter, investors focused on the U.S. current account deficit, which rose to a record level close to 6% of GDP. Given the extensive U.S. dollar holdings of various central banks, notably Japan and China, a decision to withdraw these allocations or simply to reduce them could prompt interest rates to rise suddenly.

The Lehman Brothers Aggregate Bond Index returned 4.3% for 2004 as spreads and yields both narrowed. Riskier fixed income assets, such as emerging market and high-yield debt, performed particularly well during the year. In addition, BBB-rated bonds and industrials performed strongly.

The Portfolio's biggest gains came from its allocations to top-performing sectors. An overweight in high-yield was the largest contributor to performance. The high-yield sector posted some of the strongest returns, led by lower-quality issues with CCC and B ratings. The Portfolio's overweight in investment-grade credit also gave a significant boost to returns, as spreads narrowed dramatically. The Portfolio maintained a modest allocation to emerging market issues, which also provided strong returns for the year. Our investments in commercial mortgage-backed securities (MBS) and asset-backed securities, both of which offered a yield advantage over Treasuries, continued to positively contribute to performance.

During the year we remained neutral along the yield curve, which had a minimal impact on returns. Our overall duration positioning was slightly longer than that of the index at year-end, which minimally impacted returns as interest rates rose for the period. Our underweight to U.S. agencies and security selection within the MBS sector detracted from returns.

* The views expressed above are those of State Street Research & Management Company as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Lehman Brothers(R) Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The Index performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                     MSF-9

METROPOLITAN SERIES FUND, INC.

 BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)



   A $10,000 INVESTMENT COMPARED TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX

                                    [CHART]

               BlackRock Bond               Lehman Brothers
              Income Portfolio              Aggregate Bond
                  Class A                       Index
              ----------------              ----------------
12/94             $10,000                     $10,000
12/95              12,120                      11,847
12/96              12,677                      12,278
12/97              14,057                      13,463
12/98              15,329                      14,632
12/99              15,258                      14,512
12/00              16,502                      16,199
12/01              17,957                      17,567
12/02              19,476                      19,369
12/03              20,616                      20,164
12/04              21,530                      21,038



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                          BLACKROCK BOND INCOME PORTFOLIO   LEHMAN BROTHERS
                          CLASS A    CLASS B    CLASS E   AGGREGATE BOND INDEX
          1 Year            4.4%       4.2%       4.3%            4.3%
          5 Years           7.1        N/A        N/A             7.7
          10 Years          8.0        N/A        N/A             7.7
          Since Inception    --        6.3        6.2              --

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 8/26/83, 5/1/01, and 4/23/02, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                          % OF TOTAL
                                                          NET ASSETS
                                                          ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION........   32.6%
            UNITED STATES TREASURY NOTES.................    8.7%
            UNITED STATES TREASURY BONDS.................    5.8%
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION.....    5.5%
            LB-UBS COMMERCIAL MORTGAGE TRUST.............    2.2%
            DOW JONES CDC.NA.HY.3 TRUST 3................    1.9%
            WASHINGTON MUTUAL, INC.......................    1.0%
            HOUSEHOLD FINANCE CORP.......................    0.9%
            J.P. MORGAN COMMERCIAL MORTGAGE FINANCE CORP.    0.8%
            FEDERAL HOME LOAN BANK.......................    0.8%


                                  TOP SECTORS

                                                      % OF TOTAL
                                                     MARKET VALUE
                                                     ------------
              U.S. AGENCY MORTGAGE..................    35.7%
              CORPORATE.............................    22.0%
              U.S. TREASURY.........................    15.0%
              NON-AGENCY MORTGAGE...................     8.8%
              ASSET BACKED..........................     5.7%
              HIGH YIELD............................     4.7%
              AGENCY/GOVERNMENT SPONSORED ENTERPRISE     3.4%
              EMERGING MARKETS......................     1.7%
              CASH/OTHER............................     3.0%


                                    MSF-10

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the MFS Total Return Portfolio returned 11.3%, compared to its benchmark, a blend of the Standard & Poor's 500 Index/1/ (60%) and the Lehman Brothers Aggregate Bond Index/2/ (40%), which returned 8.3% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Flexible Portfolio Funds Universe/3/, was 8.3% over the same period.

PORTFOLIO REVIEW
For stock investors, 2004 was a bumpy ride with a smooth finish. In the end, improving fundamental factors such as corporate spending and earnings growth triumphed and drove equity markets to solid gains for the year. During the 12-month period, investors endured skyrocketing oil prices, rising short-term interest rates, a volatile and retreating U.S. dollar, record budget and trade deficits, and war in Iraq--and for a time it seemed these factors would lead to flat or negative annual performance for many investments. But by the last quarter of 2004, oil prices retreated, investors seemed to adopt a less negative view of other broad economic issues, and markets appeared to recognize that both corporate profits and economic growth were up solidly, if not spectacularly, for the year.

In the bond market, the biggest surprise of 2004 was that long-term interest rates--which were widely expected to rise--did not. In fact, interest rates for 10-year U.S. Treasuries were virtually flat for the one-year period while rates for 30-year Treasuries declined. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) For the most part, longer-term bond investors collected their coupon yields and did not suffer the expected loss of principal.

Stock selection and our overweighted position in the utilities and communication sector were major contributors to good relative performance during the period. Among the investments in the sector that helped drive performance were the telecomunications stocks Sprint and AT&T Wireless and the Texas-based electric power generator TXU. (AT&T Wireless was acquired during the year by Cingular, a joint venture of SBC and BellSouth.)

Stock selection in the basic materials sector boosted relative performance as well. Both Owens-Illinois, a manufacturer of glass containers and plastic packaging, and Companhia Vale do Rio Docc, the Brazilian firm that is the world's largest iron ore miner, posted solid gains for the period.

Our overweighted position in the energy sector made a key positive impact. One of the stocks that did well for the Portfolio in the sector was the oil-drilling company Noble .

At the individual stock level, our decision to underweight pharmaceuticals giant Pfizer, whose stock was down significantly for the year, had the biggest positive impact on the Portfolio's relative returns. The Portfolio also benefited from our decisions to avoid Intel and to underweight Cisco Systems, two tech stocks that declined significantly during the year.

Performance of the bond portion of the Portfolio was helped by our duration stance, as well as by sector allocation and security selection. The Portfolio was relatively short on duration, a measure of sensitivity to interest rate changes, throughout the one-year period. This aided relative performance as the yield curve flattened dramatically when short-term interest rates rose in response to five rate hikes by the Federal Reserve Board. An overweighting in corporate bonds, particularly in the utilities and finance areas, also helped relative results, as did bond selection within industries. The Portfolio's holdings in TIPS (Treasury Inflation Protected Securities) also contributed to relative performance.

There were also several factors that detracted from the Portfolio's relative performance. Our stock selection in the leisure sector was the primary detractor from relative performance during the year. A decision to overweight the media company Viacom, whose stock declined during the year, acted as the biggest individual drag on relative returns.

Stock selection in the retailing sector also had a negative impact. The biggest detractor from relative returns in the sector was the pharmaceutical chain Rite Aid, which had a difficult year. Not owning the online auctioneer eBay hurt relative returns. One of the stocks we did own in the tech sector proved to be a disappointment, as Nortel Networks, a manufacturer of telecommunications equipment, had a down year. The energy giant Exxon Mobil posted strong gains during the period, and our decision to underweight the stock held back the Portfolio's relative returns. Finally, overweighting the bank Mellon Financial, whose stock was down slightly for the year, detracted from relative returns.


* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ The Lehman Brothers(R) Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The Index performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/3/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-11

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO




                       A $10,000 INVESTMENT COMPARED TO
                     S&P 500 INDEX AND THE LEHMAN BROTHERS
                             AGGREGATE BOND INDEX

                              [CHART]

               MFS Total Return                              Lehman Brothers
               Portfolio Class A        S&P 500 Index      Aggregate Bond Index
               -----------------        -------------      --------------------
12/94             $10,000                 $10,000               $10,000
12/95              13,128                  13,753                11,847
12/96              15,101                  16,909                12,278
12/97              19,110                  22,548                13,463
12/98              22,870                  28,992                14,632
12/99              25,147                  35,092                14,512
12/00              24,297                  31,900                16,199
12/01              23,373                  28,111                17,567
12/02              22,117                  21,901                19,369
12/03              25,876                  28,179                20,164
12/04              28,788                  31,243                21,038



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                      MFS TOTAL RETURN PORTFOLIO S&P 500   LEHMAN BROTHERS
                      CLASS A  CLASS B  CLASS E   INDEX  AGGREGATE BOND INDEX
      1 Year           11.3%    11.0%     N/A     10.9%          4.3%
      5 Years           2.7      N/A      N/A     -2.3           7.7
      10 Years         11.2      N/A      N/A     12.1           7.7
      Since Inception    --      6.8      8.6%      --            --

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 5/1/87, 5/1/02, and 4/26/04, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                       % OF TOTAL
                                                       NET ASSETS
                                                       ----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION...   13.7%
              UNITED STATES TREASURY NOTES............    6.3%
              FEDERAL HOME LOAN MORTGAGE CORP.........    2.9%
              UNITED STATES TREASURY BONDS............    2.4%
              BANK OF AMERICA CORP....................    2.0%
              SPRINT CORP.............................    2.0%
              VERIZON COMMUNICATIONS, INC.............    1.7%
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION    1.5%
              CITIGROUP, INC..........................    1.5%
              JPMORGAN CHASE & CO.....................    1.5%


                              TOP EQUITY SECTORS

                                                     % OF EQUITY
                                                    MARKET VALUE
                                                  -----------------
            FINANCIAL SERVICES...................       24.9%
            UTILITIES & COMMUNICATIONS...........       14.2%
            ENERGY...............................       10.2%
            HEALTH CARE..........................       10.1%
            LEISURE..............................        8.7%

                           TOP FIXED INCOME SECTORS
                                                  % OF FIXED INCOME
                                                    MARKET VALUE
                                                  -----------------
            MORTGAGE BACKED......................       36.1%
            U.S. TREASURIES......................       22.8%
            HIGH GRADE CORPORATES................       22.2%
            U.S. GOVERNMENT AGENCIES.............       12.5%
            COMMERCIAL MORTGAGE BACKED SECURITIES        3.2%

                                    MSF-12

METROPOLITAN SERIES FUND, INC.

 BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)

PORTFOLIO MANAGER COMMENTARY*


State Street Research & Management Company ("State Street Research"), the Portfolio's subadviser prior to January 31, 2005, prepared this commentary, which addresses the Portfolio's performance for the one year period, ended December 31, 2004. On January 31, 2005 BlackRock Advisors, Inc. ("BlackRock") succeeded State Street Research as subadviser to the Portfolio, and the Portfolio's name was changed from State Street Research Diversified Portfolio to BlackRock Diversified Portfolio. This commentary does not reflect the management of BlackRock.

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the State Street Research Diversified Portfolio returned 8.5%, compared to its benchmark, a blend of the Standard & Poor's 500 Index/1/ (60%) and the Lehman Brothers Aggregate Bond Index/2/ (40%), which returned 8.3%. The average return of its peer group, the Lipper Variable Insurance Products Balanced Funds Universe/3/, was 8.6% over the same period.

PORTFOLIO REVIEW
After three quarters of relatively flat returns resulting from investors' concerns with larger macro issues such as the presidential election, interest rates, and terrorism fears, the S&P 500 Index rebounded in the fourth quarter, gaining 9.2%, and finished the year up 10.9%.

The Lehman Brothers Aggregate Bond Index returned 4.3% for 2004 as yield spreads of credit based bonds narrowed. Riskier fixed income assets, such as emerging market and high-yield debt, performed particularly well during the year. In addition, BBB-rated bonds and industrials provided strong returns. The Mortgage-Backed Securities (MBS) sector posted positive gains while spreads continued to tighten.

We maintained an allocation of 65% equities and 35% bonds at the end of the year, and diverged only slightly from those allocations throughout the period. An overweight in equities, strong stock selection, and overweight allocations to investment-grade, high-yield and emerging market fixed income sectors helped the Portfolio outperform its benchmark.

For the equity portion of the Portfolio, stock selection in health care was the single greatest contributor to relative returns during 2004. Strength across health care industries boosted returns and decisions in pharmaceuticals and medical instruments provided the largest contributions. The Portfolio's exposure to energy stocks also bolstered returns during the year. Our holdings benefited from elevated commodity prices during the year. Stock selection in technology and producer durables dampened return comparisons.

For the bond portion of the Portfolio, the biggest gains came from allocations to top-performing sectors. An overweight in high-yield was the largest contributor to performance. The high-yield sector posted some of the strongest returns led by lower-quality issues with CCC and B ratings. The Portfolio's overweight in investment-grade credit also gave a significant boost to returns, as spreads of bonds in this sector relative to treasury bonds narrowed dramatically. The Portfolio maintained a modest allocation to emerging market issues, which also positively contributed to performance for the year. We also benefited from investments in commercial mortgage-backed securities and asset-backed securities, both of which offered a yield advantage over Treasuries. We maintained a moderate allocation to the MBS sector at the end of the year. We continued to be neutral along the yield curve, while our overall duration positioning was slightly longer than the index at year-end. This strategy had no material effect on returns as interest rates rose for the period. While U.S. agencies performed well for the period, we remained underweight the sector due to headline risk.

* The views expressed above are those of State Street Research & Management Company as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ The Lehman Brothers(R) Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The Index performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/3/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-13

METROPOLITAN SERIES FUND, INC.

 BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)

                     A $10,000 INVESTMENT COMPARED TO THE
                     S&P 500 INDEX AND THE LEHMAN BROTHERS
                             AGGREGATE BOND INDEX
                                    [CHART]

             BlackRock Diversified                          Lehman Brothers
               Portfolio Class A        S&P 500 Index     Aggregate Bond Index
             ---------------------      -------------     --------------------
12/94             $10,000                 $10,000               $10,000
12/95              12,703                  13,753                11,847
12/96              14,545                  16,909                12,278
12/97              17,539                  22,548                13,463
12/98              20,982                  28,992                14,632
12/99              22,812                  35,092                14,512
12/00              23,046                  31,900                16,199
12/01              21,588                  28,111                17,567
12/02              18,592                  21,901                19,369
12/03              22,414                  28,179                20,164
12/04              24,321                  31,243                21,038



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004

--------------------------------------------------------------------------------

                                                                     LEHMAN
                                                                    BROTHERS
                           BLACKROCK DIVERSIFIED PORTFOLIO S&P 500 AGGREGATE
                           CLASS A    CLASS B    CLASS E    INDEX  BOND INDEX
           1 Year            8.5%       N/A        8.3%     10.9%     4.3%
           5 Years           1.3        N/A        N/A      -2.3      7.7
           10 Years          9.3        N/A        N/A      12.1      7.7
           Since Inception     -        7.1        2.0         -        -

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 7/25/86, 4/26/04, and 5/1/01, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                       % OF TOTAL
                                                       NET ASSETS
                                                       ----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION...   11.4%
              UNITED STATES TREASURY NOTES............    3.2%
              GENERAL ELECTRIC CO.....................    2.5%
              MICROSOFT CORP..........................    2.2%
              UNITED STATES TREASURY BONDS............    2.2%
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION    2.1%
              TYCO INTERNATIONAL, LTD.................    1.9%
              NOVARTIS AG.............................    1.5%
              SPDR TRUST SERIES 1.....................    1.4%
              COMCAST CORP............................    1.2%


                              TOP EQUITY SECTORS

                                              % OF EQUITY
                                             MARKET VALUE
                                           -----------------
                    FINANCIAL SERVICES....       16.4%
                    CONSUMER DISCRETIONARY       16.0%
                    TECHNOLOGY............       14.5%
                    HEALTH CARE...........       12.2%
                    CONSUMER STAPLES......        7.3%

                            TOP FIXED INCOME SECTORS
                                           % OF FIXED INCOME
                                             MARKET VALUE
                                           -----------------
                    U.S. AGENCY MORTGAGE..       35.9%
                    CORPORATE.............       22.8%
                    U.S. TREASURY.........       16.1%
                    NON-AGENCY MORTGAGE...        7.6%
                    ASSET BACKED..........        5.0%


                                    MSF-14

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

MANAGED BY CAPITAL GUARDIAN TRUST COMPANY
PORTFOLIO MANAGER COMMENTARY*


PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Capital Guardian U.S. Equity Portfolio returned 9.3%, compared to its benchmark, the Standard & Poor's 500 Index/1/, which returned 10.9% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Multi-Cap Core Funds Universe/2/, was 12.1% over the same period.

PORTFOLIO REVIEW
Late October marked a peak in oil prices and the start of a rally for U.S. stocks. As oil declined, stocks steadily rose, ending the year with the broad indices up over 10%; this brought total returns for stocks, which were nearly flat at the end of the third quarter, well into positive territory at year's end. In addition to falling energy prices, stocks rallied after the conclusion of the presidential election and in response to a spate of mergers and acquisitions (primarily in software, telecommunications and health care), and healthy economic data, including a continued gradual improvement in job creation and income growth. The Federal Reserve slowly raised short-term interest rates during the year, continuing its move toward a neutral monetary policy.

The best-returning sectors for the year were energy (supported by high oil prices), utilities and telecommunication services. The pharmaceuticals industry within the health care sector was the weakest performer for the year. This was primarily driven by growing public debate about drug safety that impacted several of the large pharmaceutical companies in the index. The information technology and consumer staples also underperformed the market during the year.

The Portfolio's top overall detractor for the year was weak stock selection in the health care sector, primarily within the Portfolio's holdings in the pharmaceutical industry. Despite strength in prior years, several of the Portfolio's top holdings suffered setbacks in 2004. U.K. drug company AstraZeneca was the top overall relative detractor for the year after several of its drugs received increased regulatory scrutiny or, in the case of Exanta, were not approved. Despite this stock's underperformance, we felt that investors' macro/political concerns regarding health care costs, the Federal budget deficit, and drug pricing were already reflected in drug stock valuations. While there has been some trimming of AstraZeneca from the Portfolio, it still ended the year as the largest position in the Portfolio. Another drug company that detracted from results in 2004 was Forest Laboratories. Results at Forest Labs were dampened by concerns over generic competitors to their anti-depressant drug Celexa. While this drug's earnings stream could be depressed by the introduction of generic versions to the marketplace, we continued to find the company's valuations compelling and it remained a top holding in the Portfolio at the end of the period.

Stock selection was also a detractor in the information technology sector, primarily within the semiconductor and semiconductor capital equipment company industries. Applied Materials, KLA-Tencor, Intel, and Teradyne were all down for the year and were among the Portfolio's top absolute detractors.

The top contributor to results for the year was stock selection within the telecommunication services sector. Performance in this area was driven primarily by the Portfolio's holdings in Sprint PCS and Sprint FON. The late October merger of these two companies into Sprint Corporation was looked on as a positive by the market and the stock ended the year up significantly. Sprint ended the year as the fourth largest position in the Portfolio.

Stock selection within the financial sector was the second largest relative contributor to results for the year. Student loan generator SLM Corporation was the top performing stock in this sector, after being one of the top contributors in 2003 as well. Growth at SLM was supported by higher loan volumes (more students) and ever-rising tuition rates. SLM ended the year as the Portfolio's seventh largest position. Bank One was also a top contributor for the year.

The consumer staples sector in the index underperformed the market, but our holdings did better on average and the sector was the third largest relative contributor for the year. Results in this sector were driven by Costco Wholesale, Altria Group, and Estee Lauder.

Investors were cautious in 2004, doubting the sustainability of strong economic growth rates in the U.S. and elsewhere; they focused instead on the implications of soaring energy prices and setbacks in Iraq.

As a result of many individual decisions on stocks, the Portfolio in aggregate was underweight the largest capitalization stocks and emphasized relatively smaller companies within the large-cap universe. The Portfolio's largest deviations from the index on a sector basis were overweight positions in health care and information technology and underweight positions in financials and industrials.



* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-15

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO



              A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX

                           [CHART]

             Capital Guardian
               U.S. Equity
            Portfolio Class A         S&P 500 Index
            -----------------         -------------
5/1/02         $10,000                 $10,000
12/02            7,900                   8,271
12/03           10,880                  10,641
12/04           11,891                  11,799



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                    CAPITAL GUARDIAN
                                    U.S. EQUITY PORTFOLIO S&P 500
                                    CLASS A    CLASS B     INDEX
                    1 Year            9.3%       9.0%      10.9%
                    Since Inception   6.7        6.5        6.4
                    ---------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception date of the Class A and Class B shares is 5/1/02. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                % OF TOTAL
                                                NET ASSETS
                                                ----------
                      ASTRAZENECA, PLC. (ADR)..    2.8%
                      FOREST LABORATORIES, INC.    2.6%
                      GENERAL ELECTRIC CO......    2.5%
                      SPRINT CORP..............    2.4%
                      WASHINGTON MUTUAL, INC...    2.4%
                      JPMORGAN CHASE & CO......    2.2%
                      SLM CORP.................    2.1%
                      EXXON MOBIL CORP.........    2.0%
                      WELLS FARGO & CO.........    1.9%
                      APPLIED MATERIALS, INC...    1.8%


                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      INFORMATION TECHNOLOGY    18.3%
                      HEALTH CARE...........    17.1%
                      FINANCIAL.............    15.7%
                      CONSUMER DISCRETIONARY    10.8%
                      ENERGY................     9.3%
                      CONSUMER STAPLES......     8.8%
                      INDUSTRIALS...........     8.5%
                      TELECOMMUNICATIONS....     3.3%
                      MATERIALS.............     2.5%
                      UTILITIES.............     1.7%
                      CASH/OTHER............     4.0%

                                    MSF-16

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO

MANAGED BY DAVIS SELECTED ADVISERS, L.P.
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Davis Venture Value Portfolio returned 12.4%, compared to its benchmark, the Standard & Poor's 500 Index/1/, which returned 10.9% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Large-Cap Core Funds Universe/2/, was 8.6% over the same period.

PORTFOLIO REVIEW
The Portfolio's investment strategy is to perform extensive research and to buy companies with expanding earnings at value prices and hold them for the long term. Contributors and detractors to relative performance over the year are discussed below.

Almost all of the Portfolio's consumer staples holdings performed well over the period, including Altria Group, up by 18.4%, and Costco Wholesale, up by 31.15%. In 2003 the Portfolio's large financial services holdings were the most important contributor to the Portfolio's strong performance. In 2004 the Portfolio's large financial services holdings trailed the S&P 500 Index by a small margin. American Express, up by 17.6% for the period; Golden West, up by 19.5%; and Loews, up by 43.6%, turned in strong performances. A number of other financial holdings turned in weaker performances, including Fifth Third Bancorp, down by 17.9%; Marsh & McLennan, down by 25.8% since being purchased in June; and Transatlantic Holdings, down by 3.8%.

Information technology companies in general under-performed the broader market in 2004. The Portfolio benefited by having only a limited exposure to information technology companies.

Other important contributors to performance included Tyco International, an industrials company, up 35.4%, and ConocoPhillips, an energy company, up 35.6%. Other important detractors from performance included H&R Block, the tax preparation company, down 10.0%; Rentokil, an industrial company, down 16.7% since being purchased in January; and two health care companies, Pfizer, down 24.7% before being sold in December, and Eli Lilly, down 17.6% over the period.

It should be noted that a company's or sector's contribution to the Portfolio's performance is a product both of its appreciation or depreciation and it's weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-17

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO



                     A $10,000 INVESTMENT COMPARED TO THE
                                 S&P 500 INDEX

                                    [CHART]

                   Davis Venture Value
                    Portfolio Class A              S&P 500 Index
                   -------------------             -------------
12/94                   $10,000                      $10,000
12/95                    13,928                       13,753
12/96                    17,527                       16,909
12/97                    23,397                       22,548
12/98                    26,775                       28,992
12/99                    31,466                       35,092
12/00                    34,452                       31,900
12/01                    30,617                       28,111
12/02                    25,605                       21,901
12/03                    33,508                       28,179
12/04                    37,653                       31,243


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004

--------------------------------------------------------------------------------

                                DAVIS VENTURE VALUE PORTFOLIO S&P 500
                                CLASS A   CLASS B   CLASS E    INDEX
                1 Year           12.4%     12.0%     12.1%     10.9%
                5 Years           3.7       N/A       N/A      -2.3
                10 Years         14.2       N/A       N/A      12.1
                Since Inception    --      16.3       3.2        --

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 10/31/94, 7/30/02, and 2/20/01, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                    % OF TOTAL
                                                    NET ASSETS
                                                    ----------
                 AMERICAN EXPRESS CO...............    7.3%
                 ALTRIA GROUP, INC.................    5.4%
                 AMERICAN INTERNATIONAL GROUP, INC.    4.4%
                 TYCO INTERNATIONAL, LTD...........    4.3%
                 WELLS FARGO & CO..................    3.6%
                 BERKSHIRE HATHAWAY, INC. (CLASS A)    3.5%
                 CITIGROUP, INC....................    3.4%
                 HSBC HOLDINGS, PLC................    3.3%
                 COSTCO WHOLESALE CORP.............    3.2%
                 THE PROGRESSIVE CORP..............    3.0%


                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      FINANCIAL.............    47.6%
                      CONSUMER STAPLES......    11.9%
                      ENERGY................     8.0%
                      INDUSTRIALS...........     7.3%
                      CONSUMER DISCRETIONARY     5.6%
                      MARERIALS.............     4.2%
                      INFORMATION TECHNOLOGY     3.8%
                      HEALTH CARE...........     3.5%
                      TELECOMMUNICATIONS....     0.5%
                      CASH/OTHER............     7.6%

                                    MSF-18

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the FI Value Leaders Portfolio returned 13.7%, compared to its benchmark, the Russell 1000 Value Index/1/, which returned 16.5% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Multi-Cap Value Funds Universe/2/, was 14.6% over the same period.

PORTFOLIO REVIEW
Equities realized solid returns in the 12-month period ending December 31, 2004, and for the second straight year the S&P 500 Index/3/ posted double-digit gains. After robust gains in 2003, investors had many concerns on their minds early in 2004, including rising interest rates, the presidential election, terrorism fears and the escalating cost of oil. However, by the end of the year, most of these pressures had eased, leading to a broad-based rally in the fourth quarter.

In this environment, the Portfolio posted strong returns, but underperformed the Russell 1000 Value Index benchmark. Performance was hurt by negative market selection in the information technology and health care sectors. Within technology, the Portfolio was overweighted in the poor-performing semiconductor industry. Within health care, the Portfolio had a sizable overweight in the lagging pharmaceuticals industry. Also detracting from performance was weak security selection within the insurance and diversified financials industries. On a positive note, the Portfolio benefited from positive security selection within the materials and health care sectors. Within the materials sector, the Portfolio received a boost from an overweighting in the strong-performing chemicals industry. In the health care sector, performance was helped by positions within the health care equipment and services industry.



* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Russell 1000(R) Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher divided yields and lower forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

/3/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

                                    MSF-19

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO



                       A $10,000 INVESTMENT COMPARED TO
                         THE RUSSELL 1000 VALUE INDEX

                                    [CHART]

                     FI Value Leaders           Russell 1000
                    Portfolio Class A           Value Index
                    -----------------           ------------
12/94                  $10,000                   $10,000
12/95                   13,647                    13,836
12/96                   16,118                    16,830
12/97                   21,509                    22,751
12/98                   26,769                    26,307
12/99                   29,268                    28,240
12/00                   27,757                    30,221
12/01                   23,891                    28,532
12/02                   19,243                    24,103
12/03                   24,423                    31,341
12/04                   27,776                    36,510



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004

--------------------------------------------------------------------------------

                              FI VALUE LEADERS PORTFOLIO RUSSELL 1000
                              CLASS A  CLASS B  CLASS E  VALUE INDEX
              1 Year           13.7%    13.5%    13.6%       16.5%
              5 Years          -1.0      N/A      N/A         5.3
              10 Years         10.8      N/A      N/A        13.8
              Since Inception    --     15.7      0.6          --

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 4/30/93, 7/30/02, and 5/1/01, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                    % OF TOTAL
                                                    NET ASSETS
                                                    ----------
                 GENERAL ELECTRIC CO...............    6.1%
                 EXXON MOBIL CORP..................    3.6%
                 BANK OF AMERICA CORP..............    3.3%
                 AMERICAN INTERNATIONAL GROUP, INC.    2.5%
                 HONEYWELL INTERNATIONAL, INC......    2.4%
                 WACHOVIA CORP.....................    1.9%
                 SBC COMMUNICATIONS, INC...........    1.9%
                 ALTRIA GROUP, INC.................    1.9%
                 TYCO INTERNATIONAL, LTD...........    1.8%
                 BAXTER INTERNATIONAL, INC.........    1.6%


                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      FINANCIAL.............    20.5%
                      INDUSTRIALS...........    19.7%
                      ENERGY................    12.4%
                      HEALTH CARE...........     9.9%
                      CONSUMER DISCRETIONARY     8.7%
                      MATERIALS.............     8.7%
                      INFORMATION TECHNOLOGY     8.6%
                      TELECOMMUNICATIONS....     5.2%
                      CONSUMER STAPLES......     3.5%
                      CASH/OTHER............     2.8%

                                    MSF-20

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

MANAGED BY HARRIS ASSOCIATES, L.P.
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Harris Oakmark Large Cap Value Portfolio returned 11.4%, compared to its benchmark, the Russell 1000 Value Index/1/, which returned 16.5% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Multi-Cap Core Funds Universe/2/, was 12.1% over the same period.

PORTFOLIO REVIEW
In a year when political events dominated the headlines, the stock market staged a notable late burst to make it a rewarding year after all, quite respectable given the strong results of 2003. For many investors, however, the two-year market rally has yet to fully reverse the decline of 2000-2002, and the naysayers continue to linger.

Last year, while we were generally satisfied with the absolute performance of the Portfolio, we lagged some of our peers who benefited from greater exposure to energy, commodities, and related market sectors. From our perspective, we believe great opportunity lies in higher quality stocks, given the narrow (if any) premium they now command.

During 2004 we added quality businesses such as Citigroup, Inc., Coca-Cola Enterprises, and Raytheon, among others, to the Portfolio. We believe Citigroup has a strong global consumer finance franchise, strong market positions in corporate and investment banking, and a good balance sheet. In Citigroup we believe we bought an outstanding collection of related financial services businesses with a significant global reach at an attractive valuation.

Coca-Cola Enterprises bottles about 80% of Coca-Cola Co.'s U.S. volume. The bottler has suffered recently from a strained relationship with Coca-Cola as well as poor performance at its former parent, but the company generates significant cash flow and is attractively valued.

Raytheon is the 4th largest defense contractor in the U.S. and the largest pure defense electronics company. While Raytheon has some of the best defense assets in the industry, the company has suffered over the past few years due to repeated missteps and poor senior leadership. There is now, however, a new management team in place.

We eliminated our positions in Chiron Corp., Illinois Tool Works, and Sprint Corp. during the year.

Black & Decker Corporation, Burlington Resources and Yum! Brands had the most significant positive impact on performance during the year. Black & Decker is well managed, and an innovative leader in its respective businesses. Margins have improved since moving manufacturing off-shore. The firm has made small acquisitions that have proven fruitful. Dewalt has been a leader in high-end power tools, even though competition in that area has increased.

Burlington Resources stock price benefited from higher oil and natural gas prices. Net gas price realizations in the Canadian market improved significantly. Higher than expected production and expense control have likewise added to Burlington's profitability. The company continues to use its strong free cash flow to buy back stock.

We believe there is a growing appreciation for the strength of Yum! Brands' international business and its primary domestic business. Historically, the company's stock has traded at a significant discount to McDonalds' stock. We believe that discount is no longer warranted.

Chiron Corp., Merck & Co., and H&R Block had the most significant negative impact on performance during the year. We sold our Chiron stock because we were displeased with Chiron's communications to shareholders regarding their flu vaccine problems. Even if they can produce vaccines for 2005, we believe they are unlikely to regain their previous market share. Merck experienced a partial rebound in stock price during the quarter despite what we feel is a continuing cloudy earnings outlook and the potential of liability lawsuits over Vioxx. We felt that, because of the recovery of some of their losses, Merck no longer presented higher returns than the rest of the health care sector, and the stock was sold. A primary concern at H&R Block was the decline in their mortgage business. Their tax business remained strong, though they are facing increased competition from companies such as Jackson Hewitt. H&R Block remained in the Portfolio at year-end.

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Russell 1000(R) Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher divided yields and lower forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-21

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO


                     A $10,000 INVESTMENT COMPARED TO THE
                           RUSSELL 1000 VALUE INDEX
                                    [CHART]

               Harris Oakmark
               Large Cap Value                 Russell 1000
              Portfolio Class A                Value Index
              -----------------                ------------
11/9/98            $10,000                      $10,000
12/98                9,730                       10,443
12/99                9,059                       11,210
12/00               10,185                       11,996
12/01               12,057                       11,326
12/02               10,349                        9,568
12/03               12,988                       12,441
12/04               14,471                       14,493



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                  HARRIS OAKMARK
                              LARGE CAP VALUE PORTFOLIO RUSSELL 1000
                              CLASS A   CLASS B CLASS E VALUE INDEX
              1 Year           11.4%     11.2%   11.3%      16.5%
              5 Years           9.8       N/A     N/A        5.3
              Since Inception   6.2      12.9     6.4        6.2

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 11/9/98, 7/30/02, and 5/1/01, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                   % OF TOTAL
                                                   NET ASSETS
                                                   ----------
                   WASHINGTON MUTUAL, INC.........    2.6%
                   MCDONALD'S CORP................    2.5%
                   LIBERTY MEDIA CORP. (CLASS A)..    2.4%
                   YUM! BRANDS, INC...............    2.4%
                   TIME WARNER, INC...............    2.3%
                   THE WALT DISNEY CO.............    2.2%
                   FIRST DATA CORP................    2.1%
                   MASCO CORP.....................    2.1%
                   COMCAST CORP. (SPECIAL CLASS A)    2.1%
                   BRISTOL-MYERS SQUIBB CO........    2.1%



                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      CONSUMER DISCRETIONARY    41.4%
                      FINANCIAL.............    15.8%
                      CONSUMER STAPLES......    11.3%
                      INDUSTRIALS...........     9.6%
                      TECHNOLOGY............     8.7%
                      HEALTH CARE...........     8.7%
                      ENERGY................     3.6%
                      CASH/OTHER............     0.9%


                                    MSF-22

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO

MANAGED BY JENNISON ASSOCIATES LLC
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Jennison Growth Portfolio returned 9.2%, compared to its benchmark, the Standard & Poor's 500 Index/1/, which returned 10.9% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Large-Cap Growth Funds Universe/2/, was 8.0% over the same period.

PORTFOLIO REVIEW
The Portfolio had another positive year helped in large part by gains in the fourth quarter on the back of lower energy prices and uncontested election results. As we anticipated at the outset of 2004, a synchronized global expansion supported above-trend domestic growth. However, it also created a strain on resources that sent the price of oil and other basic commodities soaring. In the face of this and other challenges, the U.S. economy grew more than 4% in 2004, underscoring recent resiliency in the current cycle.

The Portfolio outperformed the Russell 1000 Growth Index/3/, a style benchmark; however it modestly underperformed the S&P 500 Index, the Portfolio's benchmark. During the year, the S&P 500 return of 10.9% outperformed the Russell 1000 Growth return of 6.3% by 460 basis points. The Portfolio tends to have sector allocations more in-line with the growth index, so in order to explain performance it is helpful to examine the composition of these indices. The performance disparity in the indices was due to the significant differences in the sector weightings of the benchmarks, as there was a spread of approximately 30% between high and low performing sectors. The best performing sectors of the year, Energy, Telecommunications and Utilities, each of which had gains of 20% or more, comprise 13% of the S&P 500 and a mere 2.5% of the Russell 1000 Growth. The worst performing sectors in 2004, Health Care and Information Technology, comprise over 50% of the Russell 1000 Growth, but only 30% of the S&P 500.

Information Technology, the largest weight in the Portfolio, had the most significant positive impact on total return, despite a challenging environment for stocks in this sector. The majority of weakness was in semiconductors, and several holdings, including Intel and Texas Instruments, produced negative returns for the year. Leading up to the summer, the outlook for business spending on semiconductors was positive and building momentum. Demand slowed suddenly however, leading to excess inventories. Nevertheless, certain segments within the Information Technology sector did quite well and more than offset the sector's overall weakness. Internet related companies such as Google and Yahoo! benefited from explosive growth in Internet advertising revenue. Apple Computer was a stellar performer due to very strong consumer demand for its iPod and digital lifestyle businesses. The company's strong balance sheet and its ability to drive significant free cashflow also contributed to its positive performance. Marvell Technology Group, a semiconductor company benefiting from a strong product cycle, overcame a dismal industry environment and was one of the Portfolio's strongest performing positions.

Energy was the best performing sector in absolute terms for the Portfolio during 2004 and for the equity markets in general. We positioned the Portfolio to benefit from a strong cyclic move in the prices of energy commodities, however we reduced our position toward the end of the year. While not a traditional area of opportunity for our growth portfolios, we remain invested in selected companies that should benefit from a secular supply/demand imbalance. Energy holdings of the Portfolio at year-end included Schlumberger, an oil services company, and Suncor Energy, a company involved in alternative production sources.

Our Health Care holdings helped relative returns due to strong stock selection. Biotechnology companies Gilead Sciences and Genentech were notable performers due to favorable regulatory developments during the year. An underweight in major Pharmaceuticals, which performed poorly due to downward revisions for growth expectations, also helped relative returns. We continue to emphasize companies that have strong product momentum and well above industry-average earnings growth.

Our Consumer Staples positions more than doubled the returns of the S&P 500's sector and added significantly to relative return. This relative strength was driven by superior returns from Whole Foods Market, a natural and organic supermarket chain; Costco wholesale, the membership warehouse retailer; and Avon, the personal beauty product company.

On the other hand, underperformance for the year versus the benchmark came from the Portfolio's underweight in the relatively strong performing Industrials sector. Despite strong returns from General Electric, one of the Portfolio's largest positions, other segments of Industrials such as Aerospace & Defense and Machinery, where we do not have an allocation, did very well. Underperformance relative to the S&P 500 also came from unfavorable stock selection in Financials although no individual holdings stand out as particularly weak performers.

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not indication of future Portfolio composition, which will vary.

/1/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

/3/ The Russell 1000(R) Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

                                    MSF-23

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO


                     A $10,000 INVESTMENT COMPARED TO THE
                                 S&P 500 INDEX
                                    [CHART]

                  Jennison Growth
                 Portfolio Class A        S&P 500 Index
                 -----------------        -------------
5/1/02             $10,000                  $10,000
12/02                7,710                    8,271
12/03               10,029                   10,641
12/04               10,952                   11,799



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                       JENNISON
                                    GROWTH PORTFOLIO S&P 500
                                    CLASS A  CLASS B  INDEX
                    1 Year            9.2%     8.9%   10.9%
                    Since Inception   3.5      3.2     6.4

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception date of the Class A and Class B shares is 5/1/02. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                              % OF TOTAL
                                              NET ASSETS
                                              ----------
                        EBAY, INC............    4.0%
                        GENERAL ELECTRIC CO..    3.8%
                        YAHOO!, INC..........    3.6%
                        MICROSOFT CORP.......    3.2%
                        ELECTRONIC ARTS, INC.    2.9%
                        STARBUCKS CORP.......    2.9%
                        SCHLUMBERGER, LTD....    2.7%
                        TARGET CORP..........    2.6%
                        DELL, INC............    2.5%
                        JPMORGAN CHASE & CO..    2.5%



                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      INFORMATION TECHNOLOGY    32.2%
                      CONSUMER DISCRETIONARY    19.5%
                      HEALTH CARE...........    18.6%
                      FINANCIAL.............    11.7%
                      CONSUMER STAPLES......     6.6%
                      INDUSTRIALS...........     5.6%
                      ENERGY................     4.5%
                      TELECOMMUNICATIONS....     1.0%
                      CASH/OTHER............     0.2%


                                    MSF-24

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Met/Putnam Voyager Portfolio returned 5.0%, compared to its benchmark, the Russell 1000 Growth Index/1/, which returned 6.3% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Large-Cap Growth Funds Universe/2/, was 8.0% over the same period.

PORTFOLIO REVIEW
Despite some strong stock selections in health care and consumer cyclicals, the Portfolio's relative underperformance can be attributed primarily to unfavorable stock selection in the capital goods sector, particularly aerospace & defense, and an underweight to the relatively strong energy sector early in the year.

The Portfolio benefited from solid stock selection in the health-care sector, namely overweighting UnitedHealth Group in services while not holding Eli Lilly and underweighting Merck in pharmaceuticals. UnitedHealth Group shares soared, along with the entire managed-care area, when President Bush was re-elected in November. The company surpassed consensus expectations and raised earnings guidance every quarter in 2004, as favorable pricing trends continued to outstrip medical cost increases. Avoiding Eli Lilly and Merck proved beneficial as both companies were beset by problems involving specific drugs.

Stock selection was also positive in consumer cyclicals; overweighting robust Royal Caribbean in entertainment and avoiding Viacom in broadcasting made the greatest contributions. Powerful business momentum and increased demand drove up the share price of Royal Caribbean, helping the cruise ship operator beat expectations in the first three quarters of the year. According to fourth-quarter surveys, pricing and bookings were still on the rise, indicating leisure travel demand may be getting stronger. Avoiding Viacom helped, as the resignation of COO Mel Karmazin, coupled with a weaker-than-expected advertising recovery in 2004, hurt the stock.

Unrewarded stock selection in capital goods, especially holding Boeing in aerospace & defense, hampered relative performance. The aerospace & defense industry was battered by the Pentagon's announcement of defense budget cuts totaling $30 billion, proposed amid the rising costs of the war in Iraq. While other aerospace & defense names would be hurt worse by the cuts, Boeing would be hit by $5 billion in reductions for missile defense.

Underweighting energy during the first portion of the year produced a drag on relative performance, as oil prices rose significantly due to greater-than-expected demand from emerging markets and to unanticipated disruptions in supply countries (e.g., Iraq, Russia, Venezuela). We moved to overweight energy mid period as the intermediate-term prospects for many companies in this sector were bolstered by higher oil prices. While we remained overweight, our view on the sector became more cautious as the year came to a close because oil prices had become volatile amid decreased demand due to mild winter weather in many regions. An increase in supply exerted further downward pressure on oil prices.

At December 31, 2004, the Portfolio was most overweight in the consumer cyclicals sector, with an emphasis on the retail-cyclical area. The overweight to technology was bolstered by increasing exposure to the electronics industry, namely purchasing additional shares of Motorola and initiating a position in Storage Technology. Software and communications equipment exposure remained significant. The Portfolio was also overweight in energy, although long-term prospects for oil prices may warrant caution. The Portfolio was most significantly underweight consumer staples, particularly after liquidating Coca-Cola and trimming PepsiCo within beverages. The Portfolio was also underweight the consumer goods and financial sectors.

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Russell 1000(R) Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-25

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO


                     A $10,000 INVESTMENT COMPARED TO THE
                           RUSSELL 1000 GROWTH INDEX

                                     [CHART]

                  Met/Putnam Voyager             Russell 1000
                  Portfolio Class A              Growth Index
                  ------------------             ------------
5/1/00                $10,000                      $10,000
12/00                   7,301                        7,603
12/01                   5,050                        6,051
12/02                   3,591                        4,363
12/03                   4,521                        5,661
12/04                   4,746                        6,018



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                    MET\PUTNAM
                                 VOYAGER PORTFOLIO    RUSSELL 1000
                              CLASS A CLASS B CLASS E GROWTH INDEX
              1 Year             5.0%   4.7%    4.7%       6.3%
              Since Inception  -14.8    2.7    -7.0      -10.3

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 5/1/00, 5/1/02, and 5/1/01, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.
                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004

                                 TOP HOLDINGS

                                              % OF TOTAL
                                              NET ASSETS
                                              ----------
                        JOHNSON & JOHNSON....    4.9%
                        MICROSOFT CORP.......    4.2%
                        PFIZER, INC..........    3.6%
                        CISCO SYSTEMS, INC...    3.0%
                        THE HOME DEPOT, INC..    2.8%
                        INTEL CORP...........    2.7%
                        DELL, INC............    2.5%
                        QUALCOMM, INC........    2.4%
                        ADOBE SYSTEMS, INC...    2.4%
                        WAL-MART STORES, INC.    2.2%


                                  TOP SECTORS

                                              % OF TOTAL
                                              NET ASSETS
                                              ----------
                       TECHNOLOGY............   28.0%
                       HEALTH CARE...........   23.2%
                       CONSUMER CYCLICALS....   20.0%
                       FINANCIAL.............    7.4%
                       CONSUMER STAPLES......    7.0%
                       CAPITAL GOODS.........    4.2%
                       ENERGY................    2.6%
                       CONGLOMERATES.........    1.3%
                       COMMUNICATION SERVICES    0.7%
                       TRANSPORTATION........    0.7%
                       UTILITIES.............    0.7%
                       CASH/OTHER............    4.2%


                                    MSF-26

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

MANAGED BY METROPOLITAN LIFE INSURANCE COMPANY
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the MetLife Stock Index Portfolio returned 10.5%, compared to its benchmark, the Standard & Poor's 500 Index/1/, which returned 10.9% in 2004. The average return of its peer group, the Lipper Variable Insurance Products S&P 500 Index Funds Universe/2/, was 10.4% over the same period.

PORTFOLIO REVIEW
In 2004 the S&P 500 had a positive return for the second consecutive year. While the market was range-bound during the first months of the year, it rallied during the second half following a definitive presidential election outcome. Some of the factors driving the equity markets included geopolitical concerns, energy prices, Federal Reserve interest rate policy, corporate earnings, employment data, and the weakening U.S. dollar.

All ten sectors comprising the S&P 500 Index experienced positive returns for the year. Financials (20.7% beginning weight in the benchmark) returned 10.9%, having the largest positive impact on the benchmark return this year. Energy (5.8% beginning weight) was the best-performing sector, up 31.7%. The second-best performing sector was Utilities (2.8% beginning weight), up 24.3%. Other strong performing sectors were: Telecommunication Services, up 19.9%; Industrials, up 18.0%; and Consumer Discretionary, up 13.2%. The three largest names to impact performance were: Exxon Mobil, up 28.0%; Johnson & Johnson, up 25.2%; and General Electric, up 20.7%. The three best performing stocks for the year were: Autodesk, up 209.6%; Apple Computer, up 201.4%; and TXU Corp., up 177.7%.

There were twenty additions and twenty deletions to the benchmark in 2004. The weighted benchmark turnover was approximately 3.1% for the year. This figure represents a significant decrease over the benchmark's average turnover of 5.2% over the last ten years.

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-27

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO


                     A $10,000 INVESTMENT COMPARED TO THE
                                 S&P 500 INDEX

                                    [CHART]

              MetLife Stock Index
               Portfolio Class A            S&P 500 Index
              -------------------           -------------
12/94              $10,000                   $10,000
12/95               13,687                    13,753
12/96               16,788                    16,909
12/97               22,192                    22,548
12/98               28,458                    28,992
12/99               34,373                    35,092
12/00               31,164                    31,900
12/01               27,383                    28,111
12/02               21,272                    21,901
12/03               27,270                    28,179
12/04               30,143                    31,243



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                METLIFE STOCK INDEX PORTFOLIO S&P 500
                                CLASS A   CLASS B   CLASS E    INDEX
                1 Year           10.5%     10.3%     10.4%     10.9%
                5 Years          -2.6       N/A       N/A      -2.3
                10 Years         11.6       N/A       N/A      12.1
                Since Inception    --      -0.4       0.0        --

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 5/1/90, 1/2/01, and 5/1/01, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                      % OF TOTAL
                                                      NET ASSETS
                                                      ----------
                GENERAL ELECTRIC CO..................    3.3%
                EXXON MOBIL CORP.....................    2.8%
                MICROSOFT CORP.......................    2.5%
                CITIGROUP, INC.......................    2.1%
                WAL-MART STORES, INC.................    1.9%
                PFIZER, INC..........................    1.7%
                BANK OF AMERICA CORP.................    1.6%
                JOHNSON & JOHNSON....................    1.6%
                AMERICAN INTERNATIONAL GROUP, INC....    1.5%
                INTERNATIONAL BUSINESS MACHINES CORP.    1.4%



                                  TOP SECTORS

                                                % OF TOTAL
                                               MARKET VALUE
                                               ------------
                    FINANCIALS................    20.6%
                    INFORMATION TECHNOLOGY....    16.0%
                    HEALTH CARE...............    12.7%
                    CONSUMER DISCRETIONARY....    11.9%
                    INDUSTRIALS...............    11.8%
                    CONSUMER STAPLES..........    10.5%
                    ENERGY....................     7.2%
                    TELECOMMUNICATION SERVICES     3.3%
                    MATERIALS.................     3.1%
                    UTILITIES.................     2.9%


                                    MSF-28

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the MFS Investors Trust Portfolio returned 11.4%, compared to its benchmark, the Standard & Poor's 500 Index/1/, which returned 10.9% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Large-Cap Core Funds Universe/2/, was 8.6% over the same period.

PORTFOLIO REVIEW
For stock investors, 2004 was a bumpy ride with a smooth finish. In the end, improving fundamental factors such as corporate spending and earnings growth triumphed and drove equity markets to solid gains for the year. During the 12-month period, investors endured skyrocketing oil prices, rising short-term interest rates, a volatile and retreating U.S. dollar, record budget and trade deficits, and war in Iraq--and for a time it seemed these factors would lead to flat or negative annual performance for many investments. But by the last quarter of 2004, oil prices retreated, investors seemed to adopt a less negative view of other broad economic issues, and markets appeared to recognize that both corporate profits and economic growth were up solidly, if not spectacularly, for the year.

Relative to the Portfolio's benchmark, the Standard & Poor's 500 Index, stocks in the health-care, basic materials, and industrial goods and services sectors were the strongest contributors to the Portfolio's performance versus its benchmark over the 12-month period. Stock selection in the health-care sector most benefited overall returns. Among individual stocks, an underweighting of pharmaceutical company Pfizer boosted relative results. Avoidance of Merck also helped returns, as did an overweighted position in Johnson & Johnson. In the basic materials sector, an overweighting of Monsanto helped the Portfolio's performance. Stock selection and sector allocation in the industrial good and services area also benefited results. In this sector, Caterpillar and Tyco International were the chief contributors to performance. Overweightings of Apple Computer and Halliburton, and underweighted positions in The Coca-Cola Co., Wal-Mart Stores, and Intel also helped results.

Stock selections in the leisure and financial-services sectors were the biggest detractors from the Portfolio's performance. Underweighted positions in Viacom, The New York Times Co., and JPMorgan Chase & Co. all hurt relative returns. The Portfolio's position in Nortel Networks, a stock not in the benchmark, was the largest single detractor. Other positions that hurt results were underweightings in Exxon Mobil, Tenet Healthcare, and Altria Group, and overweighted positions in Cisco Systems and Analog Devices. Avoidance of QUALCOMM also detracted from relative performance.



* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-29

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO



                     A $10,000 INVESTMENT COMPARED TO THE
                                 S&P 500 INDEX

                                    [CHART]

              MFS Investors Trust
               Portfolio Class A              S&P 500 Index
              -------------------             -------------
4/30/99            $10,000                     $10,000
12/99               10,284                      11,100
12/00               10,258                      10,090
12/01                8,625                       8,892
12/02                6,882                       6,928
12/03                8,386                       8,913
12/04                9,340                       9,883



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                MFS INVESTORS TRUST PORTFOLIO S&P 500
                                CLASS A   CLASS B   CLASS E    INDEX
                1 Year           11.4%     11.2%     11.3%     10.9%
                5 Years          -1.9       N/A       N/A      -2.3
                Since Inception  -1.2       4.7      -0.9      -0.2

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 5/1/90, 5/1/02, and 5/1/01, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                % OF TOTAL
                                                NET ASSETS
                                                ----------
                      JOHNSON & JOHNSON........    3.7%
                      UNITED TECHNOLOGIES CORP.    3.1%
                      BP, PLC. (ADR)...........    2.7%
                      TYCO INTERNATIONAL, LTD..    2.5%
                      CISCO SYSTEMS, INC.......    2.1%
                      JPMORGAN CHASE & CO......    2.1%
                      BANK OF AMERICA CORP.....    2.0%
                      ORACLE CORP..............    1.9%
                      LOCKHEED MARTIN CORP.....    1.8%
                      TOTAL S.A. (ADR).........    1.8%


                                  TOP SECTORS

                                                 % OF TOTAL
                                                 NET ASSETS
                                                 ----------
                     HEALTH CARE................   15.9%
                     FINANCIAL SERVICES.........   15.7%
                     TECHNOLOGY.................   15.0%
                     INDUSTRIAL GOODS & SERVICES   12.2%
                     CONSUMER STAPLES...........    8.2%
                     ENERGY.....................    7.9%
                     BASIC MATERIALS............    5.3%
                     RETAILING..................    5.1%
                     LEISURE....................    5.0%
                     UTILITIES & COMMUNICATIONS.    4.5%
                     TRANSPORTATION.............    2.4%
                     AUTOS & HOUSING............    1.8%
                     SPECIAL PRODUCTS & SERVICES    1.0%


                                    MSF-30

METROPOLITAN SERIES FUND, INC.

 BLACKROCK INVESTMENT TRUST PORTFOLIO (FORMERLY STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO)

PORTFOLIO MANAGER COMMENTARY*

State Street Research & Management Company ("State Street Research"), the Portfolio's subadviser prior to January 31, 2005, prepared this commentary, which addresses the Portfolio's performance for the one year period, ended December 31, 2004. On January 31, 2005 BlackRock Advisors, Inc. ("BlackRock") succeeded State Street Research as subadviser to the Portfolio, and the Portfolio's name was changed from State Street Research Investment Trust Portfolio to BlackRock Investment Trust Portfolio. This commentary does not reflect the management of BlackRock.

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the BlackRock Investment Trust Portfolio returned 10.9%, compared to its benchmark, the Standard & Poor's 500 Index/1/, which returned 10.9%. The average return of its peer group, the Lipper Variable Insurance Products Large-Cap Core Funds Universe/2/, was 8.6% over the same period.

PORTFOLIO REVIEW
After three quarters of relatively flat returns in which investors' concerns with larger macro issues such as the presidential election, interest rates, and terrorism fears weighed on markets, the S&P 500 Index/3/ rebounded in the fourth quarter, gaining 9.2% to finish the 2004 year with 10.9% total return.

In this environment, the Portfolio matched its benchmark. The Portfolio benefited from good stock selection across several sectors, including health care, financial services and energy. This was offset by weaker selection within producer durables, technology and utilities. Additionally, an overweight to the energy sector aided performance, while moderate underweights in integrated oils and utilities dampened return comparisons.

Stock selection in health care was the single greatest contributor to relative returns during 2004. Strength across all industries within the sector boosted returns and decisions in pharmaceuticals and medical instruments provided the largest contributions to relative performance.

The Portfolio's exposure to energy stocks also bolstered returns during the year. Our holdings benefited from elevated commodity prices during the year. Higher coal prices boosted profit margins at Peabody Energy. EOG Resources capitalized on high oil and natural gas prices.

Stock selection in technology and producer durables dampened return comparisons. Heightened inventories and waning demand in semi-conductors proved costly, as firms such as Lam Research and Analog Devices detracted from returns during the year.

Over the last few months of 2004, we made a number of adjustments to the Portfolio consistent with our investment process. Within financial services, we eliminated our position in electronic payment processor First Data due to weakening confidence in its growth rate. We also reduced our exposure to banks, trimming positions in Bank of America and North Fork Bancorp. We increased our weighting within technology, initiating positions in QUALCOMM and Dell. Finally, we sold our position in consumer discretionary names Walt Disney and PETsMART after they had reached our price targets.

* The views expressed above are those of State Street Research & Management Company as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-31

METROPOLITAN SERIES FUND, INC.

 BLACKROCK INVESTMENT TRUST PORTFOLIO (FORMERLY STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO)



                     A $10,000 INVESTMENT COMPARED TO THE
                                 S&P 500 INDEX

                                                      [CHART]

                                     BlackRock Investment
                                         Trust Portfolio
                                      Class A                S&P 500 Index
                                --------------------         -------------
                12/94                $10,000                   $10,000
                12/95                 13,312                    13,753
                12/96                 16,265                    16,909
                12/97                 20,878                    22,548
                12/98                 26,756                    28,992
                12/99                 31,699                    35,092
                12/00                 29,743                    31,900
                12/01                 24,685                    28,111
                12/02                 18,235                    21,901
                12/03                 23,749                    28,179
                12/04                 26,328                    31,243



                -----------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
                -----------------------------------------------
                                          BLACKROCK
                                   INVESTMENT TRUST PORTFOLIO    S&P 500
                                   CLASS A   CLASS B   CLASS E    INDEX
                1 Year              10.9%     10.6%     10.7%     10.9%
                5 Years             -3.7       N/A       N/A      -2.3
                10 Years            10.2       N/A       N/A      12.1
                Since Inception       --      -1.7      -1.6        --

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 5/1/90, 5/1/01, and 5/1/01, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                      % OF TOTAL
                                                      NET ASSETS
                                                      ----------
                GENERAL ELECTRIC CO..................    3.6%
                MICROSOFT CORP.......................    3.4%
                TYCO INTERNATIONAL, LTD..............    3.0%
                NOVARTIS AG (ADR)....................    2.4%
                NEWS CORP., INC......................    1.9%
                COMCAST CORP. (SPECIAL CLASS A)......    1.9%
                ORACLE CORP..........................    1.8%
                TIME WARNER, INC.....................    1.8%
                INTERNATIONAL BUSINESS MACHINES CORP.    1.8%
                CITIGROUP, INC.......................    1.7%



                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      FINANCIAL SERVICES....     16.5%
                      CONSUMER DISCRETIONARY     16.2%
                      TECHNOLOGY............     14.6%
                      HEALTH CARE...........     12.3%
                      CONSUMER STAPLES......      7.3%
                      UTILITIES.............      7.1%
                      MATERIALS & PROCESSING      6.9%
                      OTHER ENERGY..........      4.6%
                      INTERGRATED OILS......      2.0%
                      PRODUCER DURABLES.....      0.6%
                      CASH/OTHER............     11.9%


                                    MSF-32

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO)

PORTFOLIO MANAGER COMMENTARY*


State Street Research & Management Company ("State Street Research"), the Portfolio's subadviser from May 1, 2004 until January 31, 2005, prepared this commentary, which addresses the Portfolio's performance for the one year period, ended December 31, 2004. On May 1, 2004, State Street Research succeeded Fred Alger Management, Inc. as subadviser to the Portfolio. On January 31, 2005 BlackRock Advisors, Inc. ("BlackRock") succeeded State Street Research as subadviser to the Portfolio, and the Portfolio's name was changed from State Street Research Large Cap Growth Portfolio to BlackRock Legacy Large Cap Growth Portfolio. This commentary does not reflect the management of BlackRock.

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the State Street Research Large Cap Growth Portfolio returned 8.8%, compared to its benchmark, the Russell 1000 Growth Index/1/, which returned 6.3% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Large-Cap Growth Funds Universe/2/, was 8.0% over the same period.

PORTFOLIO REVIEW
After three quarters of relatively flat returns, equity markets rallied during the fourth quarter as worries over the outcome of the presidential election, energy costs, terrorism, Iraq, and interest rates subsided.

The Portfolio benefited from strong stock selection across sectors and industries in 2004 as names within consumer discretionary, health care, and materials and processing keyed the Portfolio's gains during the period. Select disappointments in technology and producer durables modestly detracted from returns. Additionally, our above- benchmark exposure to energy bolstered performance during the period.

Good stock selection within consumer discretionary was central to providing strong returns during the period. Although a diverse group of names helped to boost returns in the sector, consumer electronics names such as Yahoo! and Harman International provided the largest contributions. Yahoo! has capitalized on its leadership position among search engines and continued robust spending on internet advertising. At Harman, a high-end audio, video equipment manufacturer, the company's success in providing auto 'info-tainment" systems in luxury vehicles helped fuel growth.

On the negative side, security selection within producer durables and technology created a modest drag on returns. Within the technology sector, a small position in Red Hat, a provider of the computer operating system Linux, proved costly as internal turmoil put downward pressure on its stock price. However, our underweight positioning within the hard-hit semiconductor industry helped to offset these negatives.

We made a number of adjustments within the Portfolio over the last few months of the year. We increased our relative weighting in health care management services, initiating positions in Aetna and PacifiCare Health Systems in anticipation of rising earnings estimates. Within financial services, we eliminated our position in electronic payment processor First Data due to weakening confidence in future growth prospects. In the technology area, we continued to place more of an emphasis on stable growth names, although we were able to uncover some accelerating earnings opportunities.

During the four-month period prior to May 1, 2004 when the Portfolio was managed by Fred Alger Management, Inc., the Portfolio returned -4.4% compared to the -1.6% return of the Standard & Poor's 500 Index and the -1.2% return of the Russell 1000 Growth Index. All of this underperformance came in April and was due, in part, to an overweighting in the relativity weak information technology sector.

* The views expressed above are those of the State Street Research & Management Company as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Russell 1000(R) Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-33

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO)


                     A $10,000 INVESTMENT COMPARED TO THE
                           RUSSELL 1000 GROWTH INDEX

                                    [CHART]

                 BlackRock Large Cap Growth
                     Portfolio Class A               Russell 1000 Growth Index
                 --------------------------          -------------------------
12/94                    $10,000                           $10,000
12/95                     14,870                            13,718
12/96                     16,830                            16,889
12/97                     21,143                            22,039
12/98                     31,246                            30,569
12/99                     41,905                            40,705
12/00                     36,172                            31,578
12/01                     31,827                            25,128
12/02                     21,271                            18,122
12/03                     28,748                            25,513
12/04                     31,281                            24,994



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                     BLACKROCK
                              LARGE CAP GROWTH PORTFOLIO RUSSELL 1000
                              CLASS A  CLASS B  CLASS E  GROWTH INDEX
              1 Year            8.8%     8.6%     8.6%        6.3%
              5 Years          -5.7      N/A      N/A        -9.3
              10 Years         12.1      N/A      N/A         9.6
              Since Inception    --     13.8     -4.1          --

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 10/31/94, 7/30/02, and 5/1/01, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                               % OF TOTAL
                                               NET ASSETS
                                               ----------
                      MICROSOFT CORP..........    3.9%
                      GENERAL ELECTRIC CO.....    3.7%
                      NOVARTIS AG (ADR).......    3.0%
                      TYCO INTERNATIONAL, LTD.    2.7%
                      INTEL CORP..............    2.7%
                      DELL, INC...............    2.7%
                      UNITEDHEALTH GROUP, INC.    2.6%
                      EBAY, INC...............    2.5%
                      JOHNSON & JOHNSON.......    2.5%
                      THE PROCTER & GAMBLE CO.    2.5%



                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      CONSUMER DISCRETIONARY    24.2%
                      TECHNOLOGY............    22.0%
                      HEALTH CARE...........    21.3%
                      FINANCIAL SERVICES....    11.5%
                      CONSUMER STAPLES......     5.2%
                      OTHER ENERGY..........     4.3%
                      UTILITIES.............     2.7%
                      MATERIALS & PROCESSING     1.7%
                      CASH/OTHER............     7.1%


                                    MSF-34

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LARGE CAP VALUE PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)

PORTFOLIO MANAGER COMMENTARY*

State Street Research & Management Company ("State Street Research"), the Portfolio's subadviser prior to January 31, 2005, prepared this commentary, which addresses the Portfolio's performance for the one year period, ended December 31, 2004. On January 31, 2005 BlackRock Advisors, Inc. ("BlackRock") succeeded State Street Research as subadviser to the Portfolio, and the Portfolio's name was changed from State Street Research Large Cap Value Portfolio to BlackRock Large Cap Value Portfolio. This commentary does not reflect the management of BlackRock.

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the State Street Research Large Cap Value Portfolio returned 13.4%, compared to its benchmark, the Russell 1000 Value Index/1/, which returned 16.5% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Large-Cap Value Funds Universe/2/, was 11.5% over the same period.

PORTFOLIO REVIEW
Within the Russell 1000 Value Index, performance was driven primarily by strength in the integrated oils and energy sectors, fueled largely by spiking energy and natural resources prices. Within the Portfolio, stock selection in "other energy" and technology sectors boosted relative returns during the period, while stock selection in financial services and materials & processing detracted from relative performance.

Despite the pullback in oil prices in the fourth quarter, the Portfolio's energy holdings posted strong positive gains for the year. Driving returns in the sector were offshore drilling and oil well equipment & servicing names. For example, Transocean appreciated significantly during the period, as positive momentum from the latter half of the third quarter carried over into the fourth. Shares of the offshore driller were pushed higher by strong third-quarter profits and continued customer demand for its drilling rigs. In addition, Halliburton aided relative returns as investors reacted positively to the resolution of the asbestos settlement and ongoing restructuring. We took advantage of strength in both Transocean and Halliburton to trim our positions and reinvest proceeds in more attractively valued opportunities.

Solid gains in Motorola and Sun Microsystems helped the Portfolio relative to the Russell 1000 Value Index in the technology sector during 2004. Shares of Motorola gained in the second half of the year as the leading U.S. cell phone manufacturer continued to capture market share in its handset business, cut costs, and improved profit margins. Sun Microsystems also contributed to relative technology returns as the firm's stock price rebounded in the third quarter. In October, Sun reported quarterly earnings ahead of analysts' expectations and announced the resolution of a patent settlement with Kodak. The earnings impact of the settlement was less than management had originally anticipated, enabling the firm to return to profitability in what had typically been its most challenging fiscal quarter.

In financial services, relative returns were negatively impacted by exposure to insurance firms. The entire industry suffered in the fourth quarter when New York Attorney General Elliot Spitzer filed a lawsuit against high-profile firms, driving stock prices down. In addition, the Portfolio's exposure to Fannie Mae provided another drag on performance. Shares of the government-sponsored mortgage financer plummeted late in the third quarter following accusations by government regulators of mismanagement and serious accounting misdeeds.

Disappointing results for Alcoa and International Paper negatively impacted relative performance in the materials & processing sector. Shares of Alcoa slid in April following a first quarter earnings miss, and failed to gain back much ground by year-end. Although we trimmed our position in Alcoa early in the year, the stock proved to be a primary detractor from relative sector returns. At International Paper, weak guidance for the third quarter sparked a significant downturn. The company subsequently posted a third-quarter loss, missing analysts' expectations.

Our investment approach is driven by our focus on adding value through bottom-up fundamental research. As a result, portfolio positioning and corresponding sector weights relative to the Russell 1000 Value Index were largely determined by stock selection. During the year, the impact of buy and sell decisions within the Portfolio, combined with the performance of underlying holdings, resulted in a modestly increased overweight in consumer discretionary, an increased underweight in integrated oils, a change from an overweight to an underweight in materials & processing, and a change from an underweight to an overweight in technology.

While we added to certain positions in consumer discretionary, we eliminated exposure in cruise ship operator Carnival to take advantage of a rise in that stock's price. Oil producers generated strong gains during the year as oil prices approached $55/barrel. We also took advantage of strength to trim select positions in integrated oils as valuations and continued growth prospects became less compelling. In materials & processing, an overweight changed to an underweight due, in part, to trimming of poor relative performers. The Portfolio's technology allocation moved from an underweight to an overweight during the year due largely to the strong relative performance of underlying holdings.

* The views expressed above are those of State Street Research & Management Company as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Russell 1000(R) Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher divided yields and lower forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-35

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LARGE CAP VALUE PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)


                     A $10,000 INVESTMENT COMPARED TO THE
                           RUSSELL 1000 VALUE INDEX

                                    [CHART]

                 BlackRock Large Cap
                   Value Portfolio         Russell 1000
                      Class A               Value Index
                 -------------------       ------------
5/1/02              $10,000                  $10,000
12/02                 8,005                    8,404
12/03                10,861                   10,928
12/04                12,317                   12,730



--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                     BLACKROCK
                              LARGE CAP VALUE PORTFOLIO RUSSELL 1000
                              CLASS A   CLASS B CLASS E VALUE INDEX
              1 Year           13.4%     13.2%   13.3%      16.5%
              Since Inception   8.1      17.3     8.0        9.5
              ------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 5/1/02, 7/30/02, and 5/1/02, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                      % OF TOTAL
                                                      NET ASSETS
                                                      ----------
                ISHARES RUSSELL 1000 VALUE INDEX FUND    3.9%
                BANK OF AMERICA CORP.................    3.6%
                CITIGROUP, INC.......................    3.1%
                EXXON MOBIL CORP.....................    2.6%
                TYCO INTERNATIONAL, LTD..............    2.0%
                MCDONALD'S CORP......................    1.9%
                PPL CORP.............................    1.9%
                THE WALT DISNEY CO...................    1.9%
                JPMORGAN CHASE & CO..................    1.8%
                UNION PACIFIC CORP...................    1.8%



                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      FINANCIAL SERVICES....    23.9%
                      CONSUMER DISCRETIONARY    18.4%
                      HEALTH CARE...........     7.4%
                      INTERGRATED OILS......     7.2%
                      TECHNOLOGY............     6.3%
                      UTILITIES.............     6.0%
                      CONSUMER STAPLES......     5.9%
                      MATERIALS & PROCESSING     4.7%
                      OTHER ENERGY..........     4.6%
                      PRODUCER DURABLES.....     2.9%
                      AUTOS & TRANSPORTATION     2.5%
                      CASH/OTHER............    10.2%


                                    MSF-36

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

MANAGED BY T. ROWE PRICE ASSOCIATES, INC.
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the T. Rowe Price Large Cap Growth Portfolio returned 9.9%, compared to its benchmark, the Standard & Poor's 500 Index/1/, which returned 10.9%. The average return of its peer group, the Lipper Variable Insurance Products Large-Cap Growth Funds Universe/2/, was 8.0% over the same period.

PORTFOLIO REVIEW
Large-cap growth stocks posted solid results for the 12-month period ended December 31, 2004, but once again lagged large-cap value shares. Most stock market benchmarks ended the year near their highest levels, thanks in large part to a fourth-quarter rally triggered by falling oil prices and the U.S. presidential election concluding without controversy. Within the S&P 500 Index, the energy (higher oil prices) and utilities sectors were strongest; health care (pharmaceuticals) and information technology were weakest, but still posted positive returns.

The Portfolio modestly underperformed the S&P 500 Index, but outperformed the style-specific Russell 1000 Growth Index/3/ [6.30%] and the Lipper Large-Cap Growth Funds Index for the year. Overall, sector allocation decisions (overweighting information technology, underweighting energy, and not owning utilities) detracted from relative results. However, strong stock selection in the health care, materials, and information technology sectors nearly offset all of the ground lost to the S&P 500 from weak sector allocation.

The health care sector was the best contributor to relative performance. Among our health care services providers, both UnitedHealth Group (the Portfolio's third-largest holding) and WellPoint (merged with Anthem in the fourth quarter and became the nation's largest health insurer) trended steadily higher. Additionally, we benefited from underweighting pharmaceuticals (avoiding Merck, eliminating Eli Lilly, and underweighting Pfizer), which aided our comparison with the benchmark. The materials sector was the second-best relative contributor to performance, driven by good stock selection and strong global demand for steel. The Portfolio's overweight in steel producer Nucor was the main driver of relative performance within the sector.

Rising oil prices benefited the energy sector, but stock selection and an underweight allocation to the sector hampered the Portfolio's performance versus the S&P 500. Schlumberger, for example, posted solid gains, but detracted from relative results because it did not perform as well as other holdings in the group.

Financials were relative performance detractors for 2004, largely due to stock selection. Within the financial sector, the Portfolio was significantly overweight in capital markets--State Street and Mellon Financial had negative returns for the year and were large detractors to relative performance--and underweight in the better performing commercial banks, which benefited from consolidation in early 2004. On a brighter note, markets rebounded strongly in the final quarter, benefiting from reinvigorated Initital Public Offering (IPO) and merger activity and stronger economic growth. Insurance holdings were generally weak performers for the past 12 months.

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

/3/ The Russell 1000(R) Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

                                    MSF-37

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO


                     A $10,000 INVESTMENT COMPARED TO THE
                                 S&P 500 INDEX

                                    [CHART]

            T. Rowe Price
             Large Cap Growth
            Portfolio Class A          S&P 500 Index
            ------------------         -------------
11/9/98        $10,000                  $10,000
12/98           11,028                   10,797
12/99           13,479                   13,069
12/00           13,412                   11,880
12/01           12,084                   10,469
12/02            9,276                    8,156
12/03           12,134                   10,494
12/04           13,338                   11,636


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                T. ROWE PRICE LARGE CAP
                                   GROWTH PORTFOLIO     S&P 500
                                CLASS A CLASS B CLASS E  INDEX
                1 Year            9.9%    9.7%    9.8%   10.9%
                5 Years          -0.2     N/A     N/A    -2.3
                Since Inception   4.8    15.6     1.0     2.5

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 10/31/94, 7/30/02, and 5/1/01, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                    % OF TOTAL
                                                    NET ASSETS
                                                    ----------
                 CITIGROUP, INC....................    3.6%
                 MICROSOFT CORP....................    3.3%
                 UNITEDHEALTH GROUP, INC...........    2.6%
                 GENERAL ELECTRIC CO...............    2.5%
                 AMERICAN INTERNATIONAL GROUP, INC.    2.3%
                 WAL-MART STORES, INC..............    2.1%
                 STATE STREET CORP.................    1.9%
                 DELL, INC.........................    1.9%
                 TYCO INTERNATIONAL, LTD...........    1.8%
                 LIBERTY MEDIA CORP. (CLASS A).....    1.7%



                                  TOP SECTORS

                                                    % OF TOTAL
                                                   MARKET VALUE
                                                   ------------
                 INFORMATION TECHNOLOGY...........    20.8%
                 FINANCIALS.......................    20.5%
                 CONSUMER DISCRETIONARY...........    18.5%
                 HEALTH CARE......................    13.2%
                 INDUSTRIALS AND BUSINESS SERVICES     9.6%
                 CONSUMER STAPLES.................     5.4%
                 ENERGY...........................     4.1%
                 TELECOMMUNICATION SERVICES.......     3.3%
                 MATERIALS........................     2.0%
                 CASH/OTHER.......................     2.6%


                                    MSF-38

METROPOLITAN SERIES FUND, INC.

 ZENITH EQUITY PORTFOLIO

MANAGED BY METLIFE ADVISERS, LLC
PORTFOLIO MANAGER COMMENTARY*


PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Zenith Equity Portfolio returned 11.0%, compared to its benchmark, the Standard & Poor's 500 Index/1/, which returned 10.9%. The average return of its peer group, the Lipper Variable Insurance Products Large-Cap Core Funds Universe/2/, was 8.6% over the same period.

PORTFOLIO REVIEW
Currently, MetLife Advisers invests the assets of Zenith Equity Portfolio equally among Capital Guardian U.S. Equity Portfolio, FI Value Leaders Portfolio, and Jennison Growth Portfolio (the Underlying Portfolios).

For information on the Underlying Portfolios, please see sections of this report pertaining to each of the Underlying Portfolios.
                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004

                                 TOP HOLDINGS

                                                              % OF TOTAL
                                                              NET ASSETS
                                                              ----------
        METROPOLITAN SERIES FUND, INC.; JENNISON GROWTH
         PORTFOLIO (CLASS A).................................   33.5%
        METROPOLITAN SERIES FUND, INC.; FI VALUE LEADERS
         PORTFOLIO (CLASS A).................................   33.3%
        METROPOLITAN SERIES FUND, INC.; CAPITAL GUARDIAN U.S.
         EQUITY PORTFOLIO (CLASS A)..........................   33.2%

                     A $10,000 INVESTMENT COMPARED TO THE
                                 S&P 500 INDEX
                                   [CHART]


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                     ZENITH      S&P 500
                                EQUITY PORTFOLIO  INDEX
                       1 Year         11.0%       10.9%
                       5 Years        -1.9        -2.3
                       10 Years       11.3        12.1

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-39

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the FI Mid Cap Opportunities Portfolio returned 17.2%, compared to its benchmark, the Standard & Poor's MidCap 400 Index/1/, which returned 16.5%. The average return of its peer group, the Lipper Variable Insurance Products Mid-Cap Growth Funds Universe/2/, was 14.8% over the same period.

The subadviser of the Portfolio was changed on May 1, 2004 from Janus Capital Management, LLC to Fidelity Management & Research Company. The performance in the above paragraph and in the table below includes the performance of the prior subadviser.

PORTFOLIO REVIEW
Equities realized solid returns in the 12-month period ending December 31, 2004, and for the second straight year the S&P 500 Index/3/ posted double-digit gains. Mid Cap stocks, as measured by the S&P 400, did even better. After robust gains in 2003, investors had many concerns on their minds early in 2004, including rising interest rates, the presidential election, terrorism fears and the escalating cost of oil. However, by the end of the year, most of these pressures had eased, leading to a broad-based rally in the fourth quarter.

For the four-month period prior to May 1st when the Portfolio was subadvised by Janus Capital Management, the Portfolio returned 2.2% compared to the 1.6% return of the Standard & Poor's Mid Cap 400 Index and 1.9% return of the Russell Midcap Growth Index/4/, its benchmark at the time. The Portfolio was helped by its growth orientation. Among the strong individual performers were video slot machine maker International Game Technology, Inc. and Adult / Online Education company Apollo Group. Irish discount airline Ryanair Holdings detracted from the Portfolio's performance during this four-month period.

From May to December 2004, the FI Mid Cap Opportunities Portfolio slightly outperformed the S&P MidCap 400 Index (14.7% vs. 14.6%). Compared with its benchmark, good stock selection was the primary driver of relative performance, while sector selection hurt. Astute stock selection within the telecommunication services sector added the most to the Portfolio's return versus the index, driven in part by top 10-holding Citizens Communications. The consumer discretionary sector also contributed to the Portfolio's relative performance, with top-10 holding Harman International Industries adding significant value during the period. Outperformance within the materials and information technology sectors were primarily due to both good stock and industry selection within the sectors as the stocks that the Portfolio held produced above-average gains. On the downside, security selection in the industrials sector detracted from performance as top-10 holding Career Education depreciated early in the third quarter due to litigation-related issues.

* The views expressed above are those of the Fidelity Management & Research Company as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Standard & Poor's MidCap 400 Index is an unmanaged index measuring the performance of the mid-size company segment of the U.S. market. The Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

/3/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/4/ The Russell Midcap(R) Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

                                    MSF-40

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO




                     A $10,000 INVESTMENT COMPARED TO THE
                             S&P MIDCAP 400 INDEX

                                    [CHART]

                FI Mid Cap
               Opportunities
             Portfolio Class A           S&P MidCap 400 Index
            --------------------         --------------------
3/3/97          $10,000                       $10,000
12/97            12,837                        12,852
12/98            17,608                        15,308
12/99            39,248                        17,561
12/00            26,984                        20,633
12/01            16,912                        20,509
12/02            12,011                        17,532
12/03            16,162                        23,773
12/04            18,941                        27,688


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                             FI MID CAP OPPORTUNITIES PORTFOLIO S&P MIDCAP 400
                             CLASS A     CLASS B     CLASS E        INDEX
             1 Year            17.2%      16.8%       17.0%          16.5%
             5 Years          -13.6        N/A         N/A            9.5
             Since Inception    8.5       -6.9        -4.2           13.9

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 3/3/97, 1/2/01, and 5/1/01, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                         % OF TOTAL
                                                         NET ASSETS
                                                         ----------
            NEXTEL COMMUNICATIONS, INC. (CLASS A).......    8.0%
            HARMAN INTERNATIONAL INDUSTRIES, INC........    6.0%
            ROYAL CARIBBEAN CRUISES, LTD................    4.0%
            POTASH CORP. OF SASKATCHEWAN, INC...........    3.1%
            CITIZENS COMMUNICATIONS CO..................    3.0%
            CAREER EDUCATION CORP.......................    3.0%
            FISHER SCIENTIFIC INTERNATIONAL, INC........    3.0%
            NTL, INC....................................    2.8%
            EMPRESA BRASILEIRA DE AERONAUTICA S.A. (ADR)    2.6%
            OMNICOM GROUP, INC..........................    2.6%


                                  TOP SECTORS

                                             % OF EQUITY
                                             MARKET VALUE
                                             ------------
                      CONSUMER DISCRETIONARY    20.6%
                      TELECOMMUNICATION.....    18.5%
                      INDUSTRIALS...........    15.5%
                      MATERIALS.............    12.4%
                      HEALTH CARE...........     8.4%
                      ENERGY................     7.8%
                      CONSUMER STAPLES......     6.2%
                      INFORMATION TECHNOLOGY     5.1%
                      FINANCIAL.............     4.6%
                      CASH/OTHER............     0.9%

                                    MSF-41

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

MANAGED BY HARRIS ASSOCIATES, L.P.
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Harris Oakmark Focused Value Portfolio returned 9.9%, compared to its benchmark, the Russell Midcap Index/1/, which returned 20.2% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Mid-Cap Core Funds Universe/2/, was 16.5% over the same period.

PORTFOLIO REVIEW
In a year when political events dominated the headlines, the stock market staged a notable late burst to make it a rewarding year after all, quite respectable given the strong results of 2003. For many investors, however, the two-year market rally has yet to fully reverse the decline of 2000-2002, and the naysayers continued to linger.

Last year, while we were generally satisfied with the absolute performance of the Portfolio, we lagged some of our peers who benefited from greater exposure to energy, commodities, and related market sectors. From our perspective, we believed great opportunity existed in higher quality stocks, given the narrow (if any) premium they now command.

During 2004 we added quality businesses such as AutoNation, Inc., Cablevision Systems Corp., and R.R. Donnelley & Sons Co., among others, to the Portfolio. AutoNation is the largest publicly traded auto retailer and is well diversified in car brands, as well as earning meaningful amounts from used cars, parts and service. The company generates a lot of excess cash, which it has been using to repurchase its own shares.

Cablevision Systems provides cable TV service in and around the New York City area to approximately 2.9 million customers. The company offers digital cable, on-demand movies, and telephony. In addition, Cablevision controls Radio City Music Hall and Madison Square Garden, as well as the New York Knicks and New York Rangers sports teams.

R.R. Donnelley is North America's leading printer and recently merged with Moore Wallace, another printing firm. The management of Moore Wallace assumed leadership of this company, and we believe there is a lot of room for improvement through cost and capital reductions.

We eliminated our positions in Chiron Corp., SunGard Data Systems, Valassis Communications, and Wilmington Trust during the period.

Burlington Resources, Yum! Brands, and Omnicare had the most significant positive impact on performance during the year. Burlington Resources stock price benefited from higher oil and natural gas prices. Net gas price realizations in the Canadian market improved significantly. Higher than expected production and expense control have likewise added to Burlington's profitability. The company continued to use its strong free cash flow to buy back stock. There was a growing appreciation for the strength of Yum! Brands' international business and its primary domestic business. Historically, the company's stock has traded at a significant discount to McDonalds' stock. We believe that discount is no longer warranted. Omnicare's stock rebounded nicely during the fourth quarter (from the previous quarter's decline, which was caused by a short-term earnings disappointment).

Knight-Ridder and H&R Block had the most significant negative impact on performance during the year. Slow progress in advertising revenue growth during the year at Knight-Ridder kept a lid on the stock price. However, we believe that cash flow is strong and the valuation of the stock is attractive. A primary concern at H&R Block was the decline in their mortgage business. We believe that its tax business remained strong, though competition from companies such as Jackson Hewitt posed a small threat.

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Russell Midcap(R) Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-42

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO


           A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP INDEX

                                 [CHART]

              Harris Oakmark
               Focused Value            Russell Mid
             Portfolio Class A           Cap Index
             -----------------          -----------
12/94            $10,000                  $10,000
12/95             13,035                   13,446
12/96             15,330                   16,000
12/97             17,986                   20,641
12/98             17,003                   22,725
12/99             17,063                   26,868
12/00             20,546                   29,084
12/01             26,249                   27,449
12/02             23,932                   23,006
12/03             31,747                   32,222
12/04             34,900                   38,737


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                HARRIS OAKMARK FOCUSED  RUSSELL
                                    VALUE PORTFOLIO     MIDCAP
                                CLASS A CLASS B CLASS E  INDEX
                1 Year            9.9%    9.7%    9.8%   20.2%
                5 Years          15.4     N/A     N/A     7.6
                10 Years         13.3     N/A     N/A    14.5
                Since Inception     -    11.6    11.5       -

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 4/30/93, 2/20/01, and 5/1/01, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004




                                 TOP HOLDINGS

                                                % OF TOTAL
                                                NET ASSETS
                                                ----------
                     SOVEREIGN BANCORP, INC....    8.2%
                     WASHINGTON MUTUAL, INC....    5.6%
                     DARDEN RESTAURANTS, INC...    5.1%
                     H&R BLOCK, INC............    4.8%
                     R.R. DONNELLEY & SONS CO..    4.6%
                     YUM! BRANDS, INC..........    4.6%
                     OMNICARE, INC.............    4.4%
                     LIZ CLAIBORNE, INC........    4.3%
                     BURLINGTON RESOURCES, INC.    4.0%
                     XEROX CORP................    3.9%



                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      CONSUMER DISCRETIONARY     34.7%
                      INDUSTRIALS...........     22.4%
                      FINANCIAL.............     16.2%
                      HEALTH CARE...........     10.0%
                      INFORMATION TECHNOLOGY      8.6%
                      ENERGY................      4.5%
                      CONSUMER STAPLES......      3.6%


                                    MSF-43

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

MANAGED BY METROPOLITAN LIFE INSURANCE COMPANY
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the MetLife Mid Cap Stock Index Portfolio returned 16.0%, compared to its benchmark, the Standard & Poor's MidCap 400 Index/1/, which returned 16.5% in 2004.

PORTFOLIO REVIEW
The S&P MidCap 400 Index had positive returns for the second year in a row. Mid cap stocks outperformed large cap stocks for the fifth year in a row, beating the S&P 500 Index/2/ by 5.6%. The best performance came in November, up 11.8%, while the weakest month of the year was August, up only 0.9%. Some of the factors driving the equity markets included geopolitical concerns, energy prices, Federal Reserve interest rate policy, corporate earnings, employment data, and the weakening U.S. dollar.

Nine out of ten sectors comprising the S&P MidCap 400 Index experienced positive returns for the year. Financials (20.3% weight in the benchmark) returned 19.9%, having the largest positive impact on the benchmark return this year. Energy (6.4% weight) was the best performing sector, up 32.3%, but had a smaller impact than Financials because of its smaller weighting in the index. The second-best performing sector was Materials (4.4% weight), up 30.4%. Other strong performing sectors were: Consumer Staples, up 21.8%; Consumer Discretionary, up 19.2%; and Industrials, up 19.0%. The Information Technology sector (16.3% weight in the benchmark), down 3.5% for the year, was the only sector with a negative return. The three names with the biggest impact on performance were Sepracor Inc, up 148.1%; Harman International Industries, Inc, up 65.2%; and XTO Energy Corp, up 55.2%. The three absolute best performing stocks for the year were American Eagle Outfitters, up 188.0%; Boyd Gaming Corp, up 161.3%; and Sepracor Inc, up 148.1%, but their impact was small because of their low weight in the index.

There were thirty-seven additions and thirty-seven deletions to the benchmark in 2004. The weighted benchmark turnover was approximately 13.1% for the year. Although the turnover increased from the lows reached in 2003 of 8.6%, 2004 turnover was still lower than the benchmark's average turnover of 19.5% over the last ten years.

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Standard & Poor's MidCap 400 Index is an unmanaged index measuring the performance of the mid-size company segment of the U.S. market. The Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

                                    MSF-44

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

                       A $10,000 INVESTMENT COMPARED TO
                           THE S&P MIDCAP 400 INDEX

                                   [CHART]

            MetLife Mid Cap
              Stock Index            S&P MidCap
           Portfolio Class A         400 Index
           -----------------         ----------
7/5/00         $10,000                $10,000
12/00           10,685                 10,570
12/01           10,558                 10,507
12/02            8,984                  8,982
12/03           12,124                 12,179
12/04           14,070                 14,185


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004

--------------------------------------------------------------------------------

                              METLIFE MID CAP STOCK
                                 INDEX PORTFOLIO     S&P MIDCAP 400
                             CLASS A CLASS B CLASS E     INDEX
             1 Year           16.0%   15.7%   15.9%       16.5%
             Since Inception   7.9     8.1     7.8         8.1

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 7/5/00, 1/2/01, and 5/1/01, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                      % OF TOTAL
                                                      NET ASSETS
                                                      ----------
                MIDCAP SPDR TRUST, SERIES 1..........    4.3%
                THE WASHINGTON POST CO. (CLASS B)....    0.8%
                D.R. HORTON, INC.....................    0.8%
                LENNAR CORP. (CLASS A)...............    0.7%
                HARMAN INTERNATIONAL INDUSTRIES, INC.    0.7%
                FIDELITY NATIONAL FINANCIAL, INC.....    0.7%
                MURPHY OIL CORP......................    0.6%
                LEGG MASON, INC......................    0.6%
                LYONDELL CHEMICAL CO.................    0.6%
                WEATHERFORD INTERNATIONAL, LTD.......    0.6%


                                  TOP SECTORS

                                                % OF TOTAL
                                               MARKET VALUE
                                               ------------
                    CONSUMER DISCRETIONARY....    19.4%
                    FINANCIALS................    18.5%
                    INFORMATION TECHNOLOGY....    14.6%
                    INDUSTRIALS...............    12.8%
                    HEALTH CARE...............    10.8%
                    UTILITIES.................     6.8%
                    ENERGY....................     6.8%
                    MATERIALS.................     5.3%
                    CONSUMER STAPLES..........     4.5%
                    TELECOMMUNICATION SERVICES     0.5%

                                    MSF-45

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Neuberger Berman Partners Mid Cap Value Portfolio returned 22.9%, compared to its new benchmark, the Russell Midcap Value Index/1/, which returned 23.7%. The Portfolio's old benchmark, the Standard & Poor's MidCap 400 / Barra Value Index/2/ returned 18.9% in 2004. The benchmark was changed because the subadviser feels that the Russell index better reflects the mid cap value asset class. The average return of the Portfolio's peer group, the Lipper Variable Insurance Products Mid-Cap Value Funds Universe/3/, was 19.0% over the same period.

PORTFOLIO REVIEW
2004 was the second year of positive returns for the broad major indices, S&P 500, DJIA & NASDAQ, though returns were milder than in 2003. The Russell Midcap Value Index was the top-performing major U.S. equity market index in 2004. Mid-cap value stocks outperformed their mid-cap growth counterparts. Mid-cap stocks, as a whole, outperformed small-caps, which outperformed large-caps. Within each market-cap, value stocks bested growth stocks.

On an absolute basis, holdings in Consumer Discretionary and Financials were the largest contributors to the Portfolio's total return. Those within Health Care and Energy also made substantial contributions to total return.

Relative to the Russell Midcap Value Index, our Health Care, and Energy and Information Technology sectors performed the best. The Health Care sector was the lowest returning sector in 2004 within the index; however, our selection of stocks in this sector performed quite well and produced the Portfolio's second-highest sector return. Energy was the highest returning sector in both the Portfolio and the index, and our selection of Energy stocks outperformed their index the counterparts.

On the other hand, our selection of stocks in Industrials underperformed their index sector counterparts, dampening our Portfolio's return relative to the index. In addition, we had no exposure to Basic Materials, which generated the second-highest return in the index on the year; this detracted from the Portfolio's relative performance.

We have and expect to continue to run our portfolio on a bottom-up stock selection basis. Our economic and market outlook has little bearing on our investment processes. We believe what is transpiring at a company-specific level is much more relevant to long-term performance than what is transpiring in the economy or a particular sector.

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Russell Midcap(R) Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and higher forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ The Standard & Poor's MidCap 400/Barra Value Index is an unmanaged measure of performance of the stocks in the S&P MidCap 400 Index that are slower growing, undervalued and have a low price-to-book ratio. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/3/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-46

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

                     A $10,000 INVESTMENT COMPARED TO THE
                        RUSSELL MIDCAP VALUE INDEX AND
                       S&P MIDCAP 400 BARRA VALUE INDEX

                                    [CHART]

              Neuberger Berman
              Partners Mid Cap                           S&P MidCap
               Value Portfolio      Russell Midcap       400 Barra
                 Class A             Value Index        Value Index
              ----------------      --------------       -----------
11/9/98           $10,000              $10,000            $10,000
12/98              10,744               10,333             10,217
12/99              12,639               10,322             10,455
12/00              16,209               12,301             13,366
12/01              15,802               12,588             14,320
12/02              14,279               11,373             12,873
12/03              19,494               15,703             18,046
12/04              23,959               19,426             21,462


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                        NEUBERGER BERMAN PARTNERS   RUSSELL   S&P MIDCAP
                        MID CAP VALUE PORTFOLIO     MIDCAP     400/BARRA
                        CLASS A   CLASS B CLASS E VALUE INDEX VALUE INDEX
        1 Year           22.9      22.7    22.8      23.7        18.9
        5 Years          13.7       N/A     N/A      13.5        15.5
        Since Inception  15.3      11.3    11.5      11.4        13.2

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 11/9/98, 5/1/01, and 5/1/01, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                 % OF TOTAL
                                                 NET ASSETS
                                                 ----------
                    COVENTRY HEALTH CARE, INC...    2.7%
                    WHIRLPOOL CORP..............    2.6%
                    WESTERN DIGITAL CORP........    2.6%
                    XTO ENERGY, INC.............    2.6%
                    LEAR CORP...................    2.6%
                    BORGWARNER, INC.............    2.5%
                    OMNICARE, INC...............    2.5%
                    AUTOZONE, INC...............    2.5%
                    FIRST HORIZON NATIONAL CORP.    2.5%
                    TRIAD HOSPITALS, INC........    2.5%


                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      CONSUMER DISCRETIONARY    33.9%
                      FINANCIALS............    30.9%
                      HEALTH CARE...........    11.8%
                      INDUSTRIALS...........     6.9%
                      ENERGY................     6.0%
                      CONSUMER STAPLES......     5.9%
                      INFORMATION TECHNOLOGY     4.6%

                                    MSF-47

METROPOLITAN SERIES FUND, INC.

 BLACKROCK AGGRESSIVE GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO)

PORTFOLIO MANAGER COMMENTARY*

State Street Research & Management Company ("State Street Research"), the Portfolio's subadviser prior to January 31, 2005, prepared this commentary, which addresses the Portfolio's performance for the one year period, ended December 31, 2004. On January 31, 2005 BlackRock Advisors, Inc. ("BlackRock") succeeded State Street Research as subadviser to the Portfolio, and the Portfolio's name was changed from State Street Research Aggressive Growth Portfolio to BlackRock Aggressive Growth Portfolio. This commentary does not reflect the management of BlackRock.

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the BlackRock Aggressive Growth Portfolio returned 13.0%, compared to its benchmark, the Russell Midcap Growth Index/1/, which returned 15.5%. The average return of its peer group, the Lipper Variable Insurance Products Mid-Cap Growth Funds Universe/2/, was 14.8% over the same period.

PORTFOLIO REVIEW
In what was a good year for mid-cap growth stocks, the Portfolio generated strong absolute returns for investors, but modestly underperformed the Russell Midcap Growth Index on a relative basis, as disappointing stock selection within the technology sector offset beneficial stock selections across several other sectors, including energy, financial services and health care.

Given the supply/demand dynamics for energy-related commodities, the Portfolio maintained a relative overweight to these stocks during the course of the year. This overweight aided both relative and absolute returns as the sector posted the highest gains in the stock market. Security selection within the energy sector also contributed to portfolio gains as several holdings generated strong returns. Natural gas producer EOG Resources gained significantly during the year as the company's recent discovery in Texas substantially increased earnings. In addition, Consol Energy's share price increased dramatically as coal prices soared in the fourth quarter.

The Portfolio's health care stocks also performed well on both an absolute and relative basis. Health care management service providers Aetna and Caremark Rx gained in an environment that favored service providers over drug manufacturers.

In contrast, poor security selection within the technology sector proved costly on a relative basis. While the sector posted the lowest return within the index, it was the only sector within the Portfolio to generate a negative return during the course of the year. In the first quarter particularly, investors flocked to telecom and infrastructure-related stocks, areas where the Portfolio had minimal exposure. The share price of Foundry Networks, a networking hardware company, declined during the period after the company issued conservative earnings guidance despite the appearance of strong fundamentals. Additionally, the Portfolio's semiconductor exposure also proved costly as these holdings underperformed. Conversely, the Portfolio's underweight to Apple Computers also hurt relative return comparisons as the stock generated enormous gains, largely on the success of its iPod product.

* The views expressed above are those of State Street Research & Management Company as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Russell Midcap(R) Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-48

METROPOLITAN SERIES FUND, INC.

 BLACKROCK AGGRESSIVE GROWTH (FORMERLY STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO)


                       A $10,000 INVESTMENT COMPARED TO
                          RUSSELL MIDCAP GROWTH INDEX

                                    [CHART]

             BlackRock
         Aggressive Growth           Russell Midcap
         Portfolio Class A            Growth Index
         ------------------          --------------
12/94        $10,000                    $10,000
12/95         12,950                     13,398
12/96         13,951                     15,739
12/97         14,881                     19,287
12/98         16,920                     22,733
12/99         22,544                     34,393
12/00         20,826                     30,352
12/01         15,877                     24,236
12/02         11,318                     17,594
12/03         15,934                     25,109
12/04         18,002                     28,995


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                    BLACKROCK
                             AGGRESSIVE GROWTH PORTFOLIO RUSSELL MIDCAP
                             CLASS A   CLASS B  CLASS E   GROWTH INDEX
             1 Year           13.0%      N/A     12.8%        15.5%
             5 Years          -4.4       N/A      N/A         -3.4
             10 Years          6.1       N/A      N/A         11.2
             Since Inception    --       7.4%    -0.6           --

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 4/29/88, 4/26/04, and 5/1/01, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                             % OF TOTAL
                                                             NET ASSETS
                                                             ----------
         EOG RESOURCES, INC.................................    2.7%
         AVID TECHNOLOGY, INC...............................    1.9%
         NEXTEL PARTNERS, INC. (CLASS A)....................    1.8%
         CDW CORP...........................................    1.8%
         MSC INDUSTRIAL DIRECT CO. (CLASS A)................    1.7%
         PENTAIR, INC.......................................    1.7%
         CAREMARK RX, INC...................................    1.7%
         OSI PHARMACEUTICALS, INC...........................    1.7%
         STARWOOD HOTELS & RESORTS WORLDWIDE, INC. (CLASS B)    1.7%
         AMDOCS, LTD........................................    1.6%


                                  TOP SECTORS

                                                % OF TOTAL
                                               MARKET VALUE
                                               ------------
                    CONSUMER DISCRETIONARY....    22.1%
                    HEALTH CARE...............    22.0%
                    TECHNOLOGY................    19.4%
                    FINANCIAL SERVICES........    10.1%
                    OTHER ENERGY..............     8.5%
                    PRODUCER DURABLES.........     7.5%
                    UTILITIES.................     2.6%
                    MATERIALS & PROCESSING....     2.4%
                    CONSUMER STAPLES..........     1.0%
                    TELECOMMUNICATION SERVICES     0.5%
                    CASH/OTHER................     3.9%

                                    MSF-49

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

MANAGED BY FRANKLIN ADVISERS, INC.
PORTFOLIO MANAGER COMMENTARY*

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Franklin Templeton Portfolio returned 11.4%, compared to its benchmark, the Russell 2000 Growth Index/1/, which returned 14.3% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Small-Cap Core Funds Universe/2/, was 17.5% over the same period.

PORTFOLIO REVIEW
Domestic equities performed well in 2004, with most major market indices trading higher during the twelve-month period. Gains came primarily in the last four months of the year, with most indices bottoming in early August and then rallying on the strength of easing oil prices and President Bush's reelection. Stocks were also buoyed by a relatively strong U.S. economy that exhibited growth in consumer confidence, retail sales, auto sales, consumer spending, personal income, and business activities.

Smaller stocks generally outperformed larger stocks during the year, as the Russell 2000 Index/3/ of smaller stocks returned 18.3% and the Russell 1000 Index/4/ of larger stocks returned 11.4%. Within small cap stocks, growth underperformed value during 2004, with the Russell 2000 Growth Index appreciating 14.3% for the year, compared to 22.3% for the Russell 2000 Value./5/

The U.S. economy was relatively strong in 2004, with growth in consumer confidence, retail sales, auto sales, consumer spending, consumer income, and business activities. Consumer confidence surged, possibly supported by growth in personal income, which led to growth in retail sales and personal expenditures. On the business front, non-manufacturing business activities in the U.S. accelerated, as evident from the Institute for Supply Management (ISM) non-manufacturing index.

Despite double-digit returns for the year, security selection in the retail trade, technology services, consumer durables, and health technology sectors contributed to the Portfolio's underperformance relative to the benchmark. In addition, an overweight position in electronic technology also hindered performance. At the same time, strong security selection within transportation, health services, consumer services, and communications helped relative performance.

Our philosophy is to invest in small cap stocks that present the best trade-off between growth opportunity, business and financial risk, and valuation. We continued to focus on innovative, rapidly growing companies in a variety of industries, each with identifiable growth drivers, such as new product development, leverage to a change in the economy, or secular industry growth. We look for companies with solid balance sheets, having the ability to invest in future growth and gain market share, and strong operating leverage or the ability to increase profit margins as sales grow.


* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Russell 2000(R) Growth Index is an unmanaged measure of performance of those Russell 2000 companies (small capitalization companies) that have higher price-to-book ratios and higher forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

/3/ The Russell 2000(R) Index is an unmanaged measure of performance of the 2,000 smallest companies in the Russell 3000 Index. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/4/ The Russell 1000 Index is an unmanaged measure of performance of the largest 1,000 securities in the Russell 3000. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/5/ The Russell 2000(R) Value Index is an unmanaged measure of performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

                                    MSF-50

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO




        A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 GROWTH INDEX

                                    [CHART]

             Franklin Templeton
                Small Cap           Russell 2000
              Growth Portfolio      Growth Index
             ------------------     ------------
5/1/01           $10,000              $10,000
12/01              8,879                9,537
12/02              6,409                6,651
12/03              9,289                9,880
12/04             10,349               11,293


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                              FRANKLIN TEMPLETON SMALL CAP RUSSELL 2000
                                 GROWTH PORTFOLIO          GROWTH INDEX
                              CLASS A   CLASS B   CLASS E
              1 Year           11.4%     11.1%     11.2%       14.3%
              Since Inception   0.9       0.7       0.8         3.4

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception date of the Class A, Class B, and Class E shares is 5/1/01. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                       % OF TOTAL
                                                       NET ASSETS
                                                       ----------
               SEMTECH CORP...........................    1.8%
               CAL DIVE INTERNATIONAL, INC............    1.7%
               VARIAN SEMICONDUCTOR EQUIPMENT, INC....    1.6%
               FORWARD AIR CORP.......................    1.6%
               GLOBAL PAYMENTS, INC...................    1.5%
               PENN NATIONAL GAMING, INC..............    1.5%
               MACROMEDIA, INC........................    1.4%
               AMERICAN MEDICAL SYSTEMS HOLDINGS, INC.    1.4%
               AVOCENT CORP...........................    1.3%
               LANDSTAR SYSTEM, INC...................    1.3%



                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      INFORMATION TECHNOLOGY     31%
                      HEALTH CARE...........     20%
                      INDUSTRIALS...........     12%
                      CONSUMER DISCRETIONARY     12%
                      FINANCIAL.............      8%
                      ENERGY................      6%
                      MATERIALS.............      6%
                      TELECOMM..............      1%
                      CASH/OTHER............      4%


                                    MSF-51

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

MANAGED BY LOOMIS, SAYLES & COMPANY, L.P.
PORTFOLIO MANAGER COMMENTARY*


PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Loomis Sayles Small Cap Portfolio returned 16.4%, compared to its benchmark, the Russell 2000 Index/1/, which returned 18.3% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Small-Cap Growth Funds Universe/2/, was 11.7% over the same period.

PORTFOLIO REVIEW
The Portfolio's modest tilt toward growth stocks and sub-par stock selection during the fourth quarter resulted in underperformance relative to the benchmarks. The Portfolio's high-quality orientation enhanced performance for most of the year. Late in 2004 investors showed a preference for riskier sectors and stocks, and higher-quality holdings, such as those that the Portfolio typically holds, underperformed. As a result, our stock selection lagged modestly. Sector allocations were also a negative influence on one-year performance, primarily due to an overweight in technology, which underperformed the Index.

Other than technology, all sectors delivered positive returns for the year. The consumer discretionary and autos and transportation sectors had the greatest positive impact on performance, primarily due to favorable stock selections. In particular, Actuant Corp., one of the year's best-performing holdings, showed strong growth due to strength in its motion control systems for the recreation vehicle (RV), heavy-duty truck, and convertible automotive markets. On an absolute basis, the energy sector was the best performer, as rising oil and gas prices led to gains for energy stocks.

Although our absolute gains in the materials and processing sector were strong, we were somewhat underrepresented in basic commodity material companies. Our underweight position made this segment a negative contributor to performance. The Portfolio's technology stocks lagged the index by a wide margin, after leading the small cap market higher in 2003. The sector fell victim to profit-taking as valuations were somewhat elevated, and growth prospects for many companies in the sector seemed to stall mid-year. The healthcare sector also lagged the overall market, and our stock selections within this arena contributed to the underperformance. Noteworthy was Odyssey Healthcare, a provider of hospice care. We eliminated our position after the company missed earnings estimates early in the year and lowered guidance for future growth.

We continued to fine-tune our sector positions in recognition of improving economic growth and the expectation for modestly rising interest rates and slower, but still positive, earnings growth in future quarters. Modest additions were made to the basic materials and energy sectors, as earnings prospects improved along with higher commodity prices. During the second half of the year, we reduced our technology exposure as tech stocks rallied despite no perceived improvement in fundamentals. With potentially slower economic growth on the horizon, our emphasis at the end of the year remained on companies with improving fundamentals and high earnings visibility within the small cap segment of the market.


* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Russell 2000(R) Index is an unmanaged measure of performance of the 2,000 smallest companies in the Russell 3000 Index. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-52

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

                       A $10,000 INVESTMENT COMPARED TO
                            THE RUSSELL 2000 INDEX

                                    [CHART]

              Loomis Sayles
                Small Cap
             Portfolio Class A      Russell 2000 Index
             -----------------      ------------------
12/94           $10,000                $10,000
12/95            12,884                 12,845
12/96            16,836                 14,964
12/97            21,022                 18,310
12/98            20,664                 17,844
12/99            27,228                 21,637
12/00            28,659                 20,983
12/01            26,133                 21,505
12/02            20,499                 17,100
12/03            27,974                 25,181
12/04            32,558                 29,796


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                   LOOMIS SAYLES
                                SMALL CAP PORTFOLIO   RUSSELL 2000
                              CLASS A CLASS B CLASS E    INDEX
              1 Year           16.4%   16.2%   16.2%      18.3%
              5 Years           3.6     N/A     N/A        6.6
              10 Years         12.5     N/A     N/A       11.5
              Since Inception    --    18.6     5.7         --

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 5/2/94, 7/30/02, and 5/1/01, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                     % OF TOTAL
                                                     NET ASSETS
                                                     ----------
                ACTUANT CORP........................    1.6%
                EAST WEST BANCORP, INC..............    1.2%
                BROCADE COMMUNICATIONS SYSTEMS, INC.    1.0%
                R. H. DONNELLEY CORP................    0.9%
                AFFILIATED MANAGERS GROUP, INC......    0.9%
                NAVIGANT CONSULTING, INC............    0.9%
                ESSEX CORP..........................    0.8%
                PSYCHIATRIC SOLUTIONS, INC..........    0.8%
                WINTRUST FINANCIAL CORP.............    0.8%
                DRS TECHNOLOGIES, INC...............    0.8%


                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      INDUSTRIALS...........    23.6%
                      FINANCIAL.............    17.5%
                      INFORMATION TECHNOLOGY    16.7%
                      CONSUMER DISCRETIONARY    15.4%
                      HEALTH CARE...........    11.4%
                      ENERGY................     4.2%
                      MATERIALS.............     3.0%
                      UTILITIES.............     2.2%
                      CONSUMER STAPLES......     2.1%
                      TELECOMMUNICATIONS....     1.3%
                      CASH/OTHER............     2.6%

                                    MSF-53

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

MANAGED BY METROPOLITAN LIFE INSURANCE COMPANY
PORTFOLIO MANAGER COMMENTARY*


PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Russell 2000 Index Portfolio returned 17.8%, compared to its benchmark, the Russell 2000 Index/1/, which returned 18.3% in 2004.

PORTFOLIO REVIEW
The Russell 2000 small capitalization benchmark out-performed the larger capitalization S&P 500 Index/2/, by almost 7.4% for the year (18.3% versus 10.9%). The Russell 2000 Index posted positive returns for nine of the twelve months of the year. The benchmark was up 6.2% in the first quarter, up 0.5% in the second quarter, down 2.9% in the third quarter, and up 14.1% in the fourth quarter. Some of the factors driving the equity markets included geopolitical concerns, energy prices, Federal Reserve interest rate policy, corporate earnings, employment data, and the weakening U.S. dollar.

Eleven out of twelve sectors comprising the Russell 2000 Index experienced positive returns for the year. Financials (22.4% weight in the benchmark) returned 21.7% and had the largest positive impact on the benchmark return this year. Consumer Discretionary (18.2% weight in the benchmark) was up 19.4%; Materials and Processing (8.6% weight) was up 31.6%; and Health Care (13.0% weight) was up 16.2%. These three sectors, together with Financial Services, accounted for nearly 82% of the benchmark return this year. Other Energy (3.9% weight) was the best performing sector, up 51.4%, but had little absolute impact. Technology (14.8% weight), down 1.5%, was the only sector with a negative return for the year.

The three securities with the largest positive impact on performance during 2004 were OSI Pharmaceuticals, up 121.5%; Cytyc Corp., up 81.9%; and Andrew Corp., up 75.2%. The three names with the largest negative impact on performance were Sonus Networks, Inc., down 50.4%; Cymer, Inc., down 36.0%; and Lexar Media, Inc., down 55.0%.

On June 25, 2004, the Russell Indices underwent their annual reconstitution. In total, 377 companies were added to the Russell 2000 Index and 272 were deleted. The difference of 105 names is due to attrition throughout the period between annual reconstitutions. The post rebalance average market capitalization of a Russell 2000 constituent is roughly $632 million. The annual Russell 2000 reconstitution generated approximately 35% turnover. In September 2004, Russell changed its methodology regarding initial public offerings (IPOs) by adding IPOs on a quarterly basis instead of once a year during the annual reconstitution.

*The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Russell 2000(R) Index is an unmanaged measure of performance of the 2,000 smallest companies in the Russell 3000 Index. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

                                    MSF-54

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO


            A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 INDEX

                                    [CHART]

               Russell 2000
              Index Portfolio
                  Class A            Russell 2000 Index
              ---------------        ------------------
11/9/98          $10,000                $10,000
12/98             10,548                 10,559
12/99             12,926                 12,804
12/00             12,454                 12,417
12/01             12,562                 12,726
12/02              9,989                 10,119
12/03             14,591                 14,901
12/04             17,183                 17,632


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                              RUSSELL 2000 INDEX PORTFOLIO RUSSELL 2000
                              CLASS A   CLASS B   CLASS E     INDEX
              1 Year           17.8%     17.4%     17.5%       18.3%
              5 Years           5.8       N/A       N/A         6.6
              Since Inception   9.2       9.4       8.7         9.6

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 11/9/98, 1/2/01, and 5/1/01, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                         % OF TOTAL
                                                         NET ASSETS
                                                         ----------
             ISHARES RUSSELL 2000 INDEX FUND............    3.5%
             NEW CENTURY FINL CORP......................    0.2%
             TEREX CORP.................................    0.2%
             CROWN HOLDINGS, INC........................    0.2%
             GOODYEAR TIRE & RUBBER CO..................    0.2%
             LAIDLAW INTERNATIONAL, INC.................    0.2%
             VALEANT PHARMACEUTICALS INTERNATIONAL, INC.    0.2%
             FIRST BANCORP (PUERTO RICO)................    0.2%
             TESORO PETROLEUM CORP......................    0.2%
             LANDSTAR SYSTEMS, INC......................    0.2%


                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      FINANCIAL SERVICES....    23.7%
                      CONSUMER DISCRETIONARY    18.0%
                      TECHNOLOGY............    12.6%
                      HEALTH CARE...........    12.0%
                      MATERIALS & PROCESSING    10.2%
                      PRODUCER DURABLES.....     7.8%
                      OTHER ENERGY..........     4.8%
                      AUTO & TRANSPORTATION.     4.5%
                      UTILITIES.............     4.2%
                      CONSUMER STAPLES......     1.6%
                      INTEGRATED OILS.......     0.1%
                      CASH/OTHER............     0.5%

                                    MSF-55

METROPOLITAN SERIES FUND, INC.

 BLACKROCK STRATEGIC VALUE PORTFOLIO (FORMERLY STATE STREET RESEARCH AURORA PORTFOLIO)

PORTFOLIO MANAGER COMMENTARY*


State Street Research & Management Company ("State Street Research"), the Portfolio's subadviser prior to January 31, 2005, prepared this commentary, which addresses the Portfolio's performance for the one year period, ended December 31, 2004. On January 31, 2005 BlackRock Advisors, Inc. ("BlackRock") succeeded State Street Research as subadviser to the Portfolio, and the Portfolio's name was changed from State Street Research Aurora Portfolio to BlackRock Strategic Value Portfolio. This commentary does not reflect the management of BlackRock.

PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the BlackRock Strategic Value Portfolio returned 15.3%, compared to its benchmark, the Russell 2000 Value Index/1/, which returned 22.3% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Small-Cap Core Funds Universe/2/, was 17.5% over the same period.

PORTFOLIO REVIEW
Within the Russell 2000 Value Index, performance was driven primarily by strength in the integrated oils and energy sectors, fueled largely by spiking energy and natural resources prices. Within the Portfolio, stock selection in the consumer discretionary sector boosted relative returns during the period, while stock selection in producer durables and technology detracted from relative performance.

Within consumer discretionary, CKE Restaurants, Argosy Gaming, Boyd Gaming, and Penn National Gaming were among the top contributors to relative returns. Shares of CKE Restaurants, operator of the Carl's Jr., Hardee's, and La Salsa restaurant chains, appreciated sharply in the first half of the year on earnings strength. Although declining in the third quarter, the company's share price jumped again in December following the announcement of strong third-quarter profits. Favorable legislative developments, strong quarterly profits and consolidation fueled gains among casino & gaming stocks during the year, further bolstering relative performance in the consumer discretionary sector. Among the key drivers of industry performance was the impact of voter approval to expand gaming in Florida, Oklahoma, and Wisconsin. In addition, improved occupancy rates and optimism surrounding expansion projects currently underway also contributed to strength. Another positive jolt came in early November when Penn National Gaming announced the acquisition of Argosy Gaming. Both stocks appreciated significantly on the news.

Despite solid overall gains in producer durables, stock selection in the sector proved to be the most significant detractor from relative returns during the year. A number of the semiconductor production and electronics names that drove returns in 2003 declined during the year, including: Technitrol and Veeco Instruments. Other detractors in the sector included MKS Instruments and Brooks Automation. Many of these names suffered as heightened inventories and waning demand impacted the semiconductor industry. The slowdown was also felt in technology, where positions in semiconductor manufacturers proved to be among the most significant detractors from relative returns in the sector. Specifically, Kemet Corp. and Cypress Semiconductor declined sharply during the year.

Our investment approach is driven by our focus on adding value through bottom-up fundamental research. As a result, portfolio positioning and corresponding sector weights relative to the Russell 2000 Value Index are largely determined by stock selection. During 2004, the impact of buy/sell decisions within the Portfolio, combined with the performance of underlying holdings, resulted in modestly reduced overweights in autos & transportation, materials & processing and producer durables, and increased overweights in health care and other energy.

During the year, the Portfolio's relative overweight in autos & transportation was reduced primarily as a result of selling in the auto parts and shipping industries. Likewise, we took advantage of strength in materials & processing to trim positions in favor of more attractive opportunities. The reduction in the Portfolio's overweight in producer durables was largely attributable to poor relative performance of stocks held. During the year, we took advantage of weakness to add to many of these positions, specifically in the semiconductor equipment manufacturers, based on our favorable longer-term outlook for the industry. In health care, we established new positions in Albany Molecular Research, a biotechnology firm, and STERIS Corp, a manufacturer of medical and dental instruments and supplies. In other energy, we added to select oil well equipment manufacturers and coal producers, while reducing exposure to crude oil producer, Cabot Oil & Gas.


* The views expressed above are those of State Street Research & Management Company as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Russell 2000(R) Value Index is an unmanaged measure of performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-56

METROPOLITAN SERIES FUND, INC.

 BLACKROCK STRATEGIC VALUE PORTFOLIO (FORMERLY STATE STREET RESEARCH AURORA PORTFOLIO)

                     A $10,000 INVESTMENT COMPARED TO THE
                           RUSSELL 2000 VALUE INDEX

                                    [CHART]

             BlackRock Strategic
               Value Portfolio          Russell 2000
                  Class A               Value Index
             -------------------        ------------
7/5/00           $10,000                  $10,000
12/00             12,322                   11,374
12/01             14,292                   12,969
12/02             11,246                   11,487
12/03             16,884                   16,774
12/04             19,474                   20,505


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                      BLACKROCK           RUSSELL
                               STRATEGIC VALUE PORTFOLIO 2000 VALUE
                               CLASS A   CLASS B CLASS E   INDEX
               1 Year           15.3%     15.1%   15.2%     22.3%
               Since Inception  16.0       8.6     8.6      17.3

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 7/5/00, 5/1/01, and 5/1/01, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                   % OF TOTAL
                                                   NET ASSETS
                                                   ----------
                   ISHARES RUSSELL 2000 INDEX FUND    2.2%
                   WABTEC CORP....................    1.4%
                   TECHNITROL, INC................    1.2%
                   VEECO INSTRUMENTS, INC.........    1.1%
                   MARTIN MARIETTA MATERIALS, INC.    1.0%
                   TRINITY INDUSTRIES, INC........    1.0%
                   ALLEGHENY TECHNOLOGIES, INC....    1.0%
                   AGRIUM, INC....................    1.0%
                   WALTER INDUSTRIES, INC.........    0.9%
                   PEABODY ENERGY CORP............    0.9%


                                  TOP SECTORS

                                              % OF TOTAL
                                             MARKET VALUE
                                             ------------
                      CONSUMER DISCRETIONARY    16.7%
                      PRODUCER DURABLES.....    16.4%
                      MATERIALS & PROCESSING    14.9%
                      FINANCIAL SERVICES....    10.7%
                      TECHNOLOGY............     9.6%
                      OTHER ENERGY..........     7.2%
                      HEALTH CARE...........     7.1%
                      AUTO & TRANSPORTATION.     6.1%
                      CONSUMER STAPLES......     1.8%
                      UTILITIES.............     1.5%
                      CASH/OTHER............     8.0%

                                    MSF-57

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

MANAGED BY T. ROWE PRICE ASSOCIATES, INC.
PORTFOLIO MANAGER COMMENTARY*


PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the T. Rowe Price Small Cap Growth Portfolio returned 11.1%, compared to its benchmark, the Russell 2000 Growth Index/1/, which returned 14.3% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Small-Cap Growth Funds Universe/2/, was 11.7% over the same period.

PORTFOLIO REVIEW
Small-cap growth stocks rose in 2004. Shares struggled to make headway for much of the year as economic growth moderated amid rising short-term interest rates, surging energy costs, and a heated presidential campaign. However, stock prices rose as oil prices backed away from their late-October peak of $56 per barrel, and gains accelerated following the re-election of President Bush.

The Federal Reserve began to unwind its highly accommodative monetary policy in 2004, though this was not to the detriment of the equity market. Beginning on June 30th, the central bank began the process that raised the federal funds target rate gradually from 1.00% to 2.25% over the remainder of the year.

Small-cap shares outperformed their larger counterparts: the Russell 2000 Index/3/ returned 18.3% versus 10.9% for the S&P 500 Index/4/.
As measured by various Russell indexes, growth stocks lagged value across all market capitalizations. In the small-cap growth universe, the industrials, business services, energy, and financials sectors were among the best performing areas. Health care and consumer discretionary stocks were less robust, while information technology shares lagged due to weakness in the semiconductor industry.

The Portfolio's weak stock selection in the health care, consumer discretionary, and industrials and business services sectors limited our gains versus the benchmark. On the plus side, stock selection in the information technology and financials sectors worked to our advantage.

Within the Portfolio, our stock selection in the consumer discretionary sector detracted from the relative performance. Specialty retailer Cost Plus, Gentex, and media company Emmis Communications were among our largest detractors. Likewise, in the health care sector, overweighting Taro Pharmaceutical, Accredo Health, and Omnicare worked against us. However, brisk gains from dialysis service provider DaVita and insurance provider WellChoice helped our results.

Industrials and business services companies contributed significantly to the Portfolio's performance on an absolute basis. In fact, logistics company UTi Worldwide was one of our largest contributors to performance. However, our stock selection in the sector generally limited our gains. Educational services companies DeVry and Corinthian Colleges, for example, were among our largest detractors.

The information technology sector, our largest sector allocation at year-end, contributed the least to our absolute performance, but good stock selection in the weak sector helped our relative performance during the year. Overweighting FLIR Systems, F5 Networks, Zebra Technologies, and Cognizant Technology Solutions were especially beneficial.

Another positive factor was the favorable performance of our energy sector holdings. Although we are pleased with the performance of the holdings and believe that oil prices may stay high for some time, we trimmed our exposure to the sector throughout the year to keep our small sector overweight from growing larger.
* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Russell 2000(R) Growth Index is an unmanaged measure of performance of those Russell 2000 companies (small capitalization companies) that have higher price-to-book ratios and higher forecasted growth values. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

/3/ The Russell 2000(R) Index is an unmanaged measure of performance of the 2,000 smallest companies in the Russell 3000 Index. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/4/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

                                    MSF-58

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



        A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 GROWTH INDEX

                                    [CHART]

            T. Rowe Price
           Small Cap Growth          Russell 2000
           Portfolio Class A         Growth Index
           -----------------         ------------
3/3/97         $10,000               $10,000
12/97           11,881                11,728
12/98           12,291                11,872
12/99           15,732                16,988
12/00           14,302                13,177
12/01           13,011                11,961
12/02            9,540                 8,342
12/03           13,439                12,391
12/04           14,929                14,164


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                              T. ROWE PRICE SMALL CAP   RUSSELL
                                 GROWTH PORTFOLIO     2000 GROWTH
                              CLASS A CLASS B CLASS E    INDEX
              1 Year           11.1%   11.0%   11.0%     14.3%
              5 Years          -1.0     N/A     N/A      -3.6
              Since Inception   5.3    19.8     2.7       4.5

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 3/3/97, 7/30/02, and 5/1/01, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                    % OF TOTAL
                                                    NET ASSETS
                                                    ----------
                 THE CORPORATE EXECUTIVE BOARD CO..    1.1%
                 AVID TECHNOLOGY, INC..............    1.1%
                 NEXTEL PARTNERS, INC. (CLASS A)...    0.9%
                 THE ADVISORY BOARD CO.............    0.9%
                 ENGINEERED SUPPORT SYSTEMS, INC...    0.9%
                 SKYWEST, INC......................    0.9%
                 RESOURCES CONNECTION, INC.........    0.8%
                 COMPUTER PROGRAMS & SYSTEMS, INC..    0.8%
                 UTI WORLDWIDE, INC................    0.8%
                 ZEBRA TECHNOLOGIES CORP. (CLASS A)    0.8%



                                  TOP SECTORS

                                                    % OF TOTAL
                                                   MARKET VALUE
                                                   ------------
                 INFORMATION TECHNOLOGY...........     27.8%
                 HEALTH CARE......................     21.1%
                 CONSUMER DISCRETIONARY...........     18.9%
                 INDUSTRIALS AND BUSINESS SERVICES     13.9%
                 FINANCIALS.......................      7.8%
                 ENERGY...........................      5.6%
                 CONSUMER STAPLES.................      1.9%
                 TELECOMMUNICATION SERVICES.......      1.3%
                 MATERIALS........................      0.8%
                 CASH/OTHER.......................      0.9%


                                    MSF-59

METROPOLITAN SERIES FUND, INC.

 FI INTERNATIONAL STOCK PORTFOLIO

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
PORTFOLIO MANAGER COMMENTARY*


PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the FI International Stock Portfolio returned 18.2%, compared to its benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index/1/, which returned 20.3% in 2004. The average return of its peer group, the Lipper Variable Insurance Products International Core Funds Universe/2/, was 17.9% over the same period.

PORTFOLIO REVIEW
For the 12-month period ending December 31, 2004, most of the world's major stock markets posted gains, as many foreign economies rebounded and grew alongside the rally in the U.S. market. Encouraged by better-than-expected corporate earnings and improved economic indicators, equity markets around the world continued to deliver broad-based gains. Of the 21 national market constituents of the MSCI EAFE Index, 20 posted positive total returns when measured in their local currencies.

In this environment, the FI International Stock Portfolio underperformed the index. Favorable stock selection in the information technology sector contributed most to the Portfolio's relative return, as did an overweighting in the health care sector, with the Portfolio's holdings in European health care equipment & service companies among the strongest performers. Similarly, better-than-average performance from key consumer discretionary stocks--most notably in the hotel, restaurant & leisure group--aided the Portfolio's performance during the period, as these names benefited from the positive market environment. On the other hand, disappointing stock selection and underweighted positions in the materials sector as well as underweighted positions in the utilities and financial sectors detracted most from the Portfolio's relative performance.


* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Morgan Stanley Capital International (MSCI) EAFE(R) Index is an unmanaged, commonly used measure of performance for Europe, Australasia and the Far East. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-60

METROPOLITAN SERIES FUND, INC.

 FI INTERNATIONAL STOCK PORTFOLIO

             A $10,000 INVESTMENT COMPARED TO THE MSCI EAFE INDEX

                                    [CHART]

              FI International
              Stock Portfolio
                 Class A             MSCI EAFE Index
              ----------------        ---------------
12/94            $10,000                $10,000
12/95             10,084                 11,121
12/96              9,905                 11,793
12/97              9,673                 12,003
12/98             11,855                 14,403
12/99             13,804                 18,287
12/00             12,409                 15,696
12/01              9,854                 12,330
12/02              8,128                 10,365
12/03             10,408                 14,364
12/04             12,301                 17,273


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                               FI INTERNATIONAL STOCK PORTFOLIO MSCI EAFE
                               CLASS A    CLASS B    CLASS E      INDEX
               1 Year           18.2%      18.0%      18.0%       20.3%
               5 Years          -2.3        N/A        N/A        -1.1
               10 Years          2.1        N/A        N/A         5.6
               Since Inception    --        8.2        2.0          --

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 5/1/91, 5/1/02, and 5/1/01, respectively.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                     % OF TOTAL
                                                     NET ASSETS
                                                     ----------
                 BP, PLC. (ADR).....................    2.7%
                 VODAFONE GROUP, PLC................    2.1%
                 TOTAL S.A..........................    2.1%
                 ALLIANZ AG.........................    1.9%
                 DEUTSCHE TELEKOM AG (ADR)..........    1.6%
                 ROCHE HOLDING AG...................    1.6%
                 SHELL TRANSPORT & TRADING CO., PLC.    1.4%
                 NOVARTIS AG........................    1.4%
                 VIVENDI UNIVERSAL S.A. (ADR).......    1.2%
                 CREDIT SUISSE GROUP................    1.1%


                                 TOP COUNTRIES

                                          % OF TOTAL
                                          NET ASSETS
                                          ----------
                           JAPAN.........   18.9%
                           FRANCE........   12.2%
                           UNITED KINGDOM   11.4%
                           GERMANY.......   10.5%
                           SWITZERLAND...    8.5%
                           ITALY.........    7.4%
                           NETHERLANDS...    5.3%
                           UNITED STATES.    4.1%
                           HONG KONG.....    3.6%
                           BRAZIL........    2.2%

                                    MSF-61

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

MANAGED BY METROPOLITAN LIFE INSURANCE COMPANY
PORTFOLIO MANAGER COMMENTARY*


PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Morgan Stanley EAFE Index Portfolio returned 19.6%, compared to its benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index/1/, which returned 20.3% in 2004.

PORTFOLIO REVIEW
The MSCI EAFE Index posted positive monthly returns for all but two months in 2004, April and July, which were down 2.3% and 3.2%, respectively. The best performing months this year were November (up 6.8%) and December (up 4.4%). The MSCI EAFE Index outperformed its U.S. domestic counterpart, the S&P 500/2/, by 9.4% in 2004 (20.3% vs. 10.9%). This was due in large part to the weakening dollar, which made foreign denominated securities worth more to the dollar-based investor. For the year, the U.S. dollar fell 7.8% versus the Euro, 6.9% versus the British Pound, and 4.4% versus the Japanese Yen. Japan, Great Britain, and the Euro countries make up approximately 81% of the capitalization of the MSCI EAFE Index.

All twenty-one countries that comprise the MSCI EAFE Index, had positive returns in 2004. The United Kingdom and Japan (the largest country weights in the benchmark at 25.8% and 21.4%) returned 19.5% and 15.8% respectively, having the largest positive impact on the benchmark's return. The best performing countries this year were Austria (up 72.3%), Norway (up 50.9%), and Greece (up 46.1%). The weakest performing countries were Finland (up 7.4%) and the Netherlands (up 13.4%).

The three largest names to impact performance this year were LM Ericsson Tel (up 77.9%), BP, Plc. (up 24.1%), and Total S.A. (up 22.8%). Aristocrat Leisure was the best performing stock this year (up 512%), but had less impact on performance because of its small weight. The stocks with the largest negative impact were AstraZeneca (down 23.0%), NTT DoCoMo (down 18.1%), and Nokia Oyj (down 6.7%). Sorin SpA (down 35.3%), was the worst performing stock this year.

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The Morgan Stanley Capital International (MSCI) EAFE(R) Index is an unmanaged, commonly used measure of performance for Europe, Australasia and the Far East. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ The Standard & Poor's (S&P) 500(R) Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

                                    MSF-62

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO



                     A $10,000 INVESTMENT COMPARED TO THE
                                MSCI EAFE INDEX

                                     [CHART]

              Morgan Stanley
               EAFE Index
            Portfolio Class A         MSCI EAFE Index
            -----------------         ---------------
11/9/98          $10,000                 $10,000
12/98             10,811                  10,663
12/99             13,504                  13,538
12/00             11,548                  11,620
12/01              9,039                   9,128
12/02              7,534                   7,673
12/03             10,369                  10,634
12/04             12,406                  12,787


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                 MORGAN STANLEY EAFE
                                   INDEX PORTFOLIO        MSCI
                               CLASS A CLASS B CLASS E EAFE INDEX
               1 Year           19.6%   19.3%   19.4%     20.3%
               5 Years          -1.7     N/A     N/A      -1.1
               Since Inception   3.6     1.6     3.8       4.1

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 11/9/98, 1/2/01, and 5/1/01, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                 % OF TOTAL
                                                 NET ASSETS
                                                 ----------
                    ISHARES MSCI EAFE INDEX FUND    2.6%
                    BP, PLC.....................    2.3%
                    HSBC HOLDINGS, PLC..........    2.0%
                    VODAFONE GROUP, PLC.........    2.0%
                    GLAXOSMITHKLINE, PLC........    1.5%
                    TOTAL S.A...................    1.4%
                    ROYAL DUTCH PETROLEUM CO....    1.3%
                    NOVARTIS AG.................    1.3%
                    TOYOTA MOTOR CORP...........    1.3%
                    NESTLE S.A..................    1.2%


                                 TOP COUNTRIES

                                          % OF TOTAL
                                          NET ASSETS
                                          ----------
                           UNITED KINGDOM   24.4%
                           JAPAN.........   21.4%
                           FRANCE........    9.0%
                           SWITZERLAND...    6.7%
                           GERMANY.......    6.6%
                           NETHERLANDS...    4.9%
                           AUSTRALIA.....    4.9%
                           ITALY.........    4.2%
                           SPAIN.........    4.0%
                           SWEDEN........    2.5%

                                    MSF-63

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO

MANAGED BY DEUTSCHE INVESTMENT MANAGEMENT AMERICAS, INC.
PORTFOLIO MANAGER COMMENTARY*


PORTFOLIO PERFORMANCE
For the year ended December 31, 2004, the Class A shares of the Scudder Global Equity Portfolio returned 16.4%, compared to its benchmark, the Morgan Stanley Capital International (MSCI) World Index/1/, which returned 14.7% in 2004. The average return of its peer group, the Lipper Variable Insurance Products Global Growth Funds Universe/2/, was 15.7% over the same period.

PORTFOLIO REVIEW
Global equity markets completed 2004 with a strong fourth quarter rally. Investors were encouraged by corporate-earnings growth, continuing low interest rates, a retreat in the soaring oil price, and a clear-cut conclusion to the US election. The oil price declined to $43/barrel at year-end after surpassing $56/barrel in October. Oil averaged a record $41 in 2004 and registered a yearly gain of 34%, as demand surged and unrest in Iraq, Saudi Arabia, and Nigeria threatened shipments. The price of gold closed at $438/oz, up 5.5% for the year. The dollar dipped to record lows versus the euro and approached a 5-year bottom against the yen, slipping 7.8% and 4.4% respectively, for the year. This marked the third straight year of declines for the dollar versus both currencies.

We were seeking disequilibria in all its forms--that is to say, situations that we believed are unsustainable, yet are priced by the market as though they would be sustained. Our theme introduced in 2004, Disequilibria, specifically seeks out these occurrences at an industry level, but we are essentially looking for similar investment opportunities at any level where we had a variant perception to the market and a belief that this variance would diminish during our medium-term investment horizon. A number of our themes started to become increasingly recognized by the market in 2004, and we are monitored these closely to avoid overstaying our welcome.

During 2004, we took steps to more precisely implement two of our existing themes, Virtuality and New Annuities. In the case of Virtuality, we have battled since theme inception with the fact that many of the stocks with optimal intellectual property characteristics (for example biotech companies) are often illiquid. Accurate implementation of the theme also necessitates minimizing the large stock-specific risk associated with this category of investment. Our solution was to purchase iShares for the biotech sector--an exchange-traded fund representing a comprehensive basket of biotech stocks. This is in addition to our non-biotech holdings under the theme. We are happy to use such vehicles where we believe that they provide a more accurate implementation of our thesis and/or we can save on trading costs, such as those associated with illiquid securities. For
New Annuities, our work focused primarily on optimal stock selection throughout the year, with no change to the thesis of secure revenue streams.

We also note the increasing importance of Chinese patronage for countries and companies that provide critical goods and services to China. Our Ultimate Subcontractors theme has captured the huge boom in commodities prices, supported by Chinese demand along with a tight supply picture. However, we were anxious not to inadvertently adopt a consensus opinion. We saw significant gains in stocks related to commodities and mining during the past two years, and as we do not have an information advantage in calling the top of this run, we have been steadily reducing our exposure. At year-end we retained our positions in energy-related stocks however, despite the impressive run in the last year in particular. The strong performance has reflected the windfall profits from a rising crude spot price, but has yet to reflect the more secular themes of both a general re-pricing of energy costs (the "higher for longer" thesis) and a shift in supply away from OPEC (to Russia).

The Portfolio outperformed the index in 2004. Almost all themes yielded positive returns and stock selection was positive in a majority of sectors and countries. The Portfolio's sizable overweight positions in both Materials and Energy sectors which outperformed in the broader market, were significant factors which aided performance. Materials holdings Monsanto, CVRD, and BASF delivered solid contribution to performance. Monsanto was the best contributor for the year. The agribusiness giant raised its earnings projections for the 2005 fiscal year, citing encouraging results in key markets globally. Shares also benefited from approval by the European Commission of its genetically modified corn for use in human food. CVRD, the world's largest exporter of high quality iron ore, has low-cost production capabilities and an integrated transport system from mine to port. Strong metal prices and additional contracts boosted shares. Chemicals giant BASF nearly tripled its net profit in the third quarter, compared to the previous year, on strong sales. The company was able to raise prices to cover the higher cost of oil. Under Energy, oil exposure benefited from record prices in 2004. Top overall performers included oil producers EnCana, ConocoPhillips and Anadarko Petroleum.

Stock selection was negative in Consumer Staples, Consumer Discretionary and Information Technology. Off-benchmark exposure to South Africa and Peru also hurt performance. Gold producers such as Gold Fields (South Africa) and Minas Buenaventura (Peru) saw profit-taking at year-end, as the gold price reached sixteen-year highs in the fourth quarter. Shares of Gold Fields also came under pressure as shareholders voted against a plan to merge the company's non-South African assets with Canada's Iamgold. Approval would have allowed the miner to fight a takeover bid by Harmony Gold.

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

/1/ The MSCI(R) World Index is a capitalization weighted index that measures performance of stocks from around the world. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

/2/ Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                                    MSF-64

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO

                       A $10,000 INVESTMENT COMPARED TO
                             THE MSCI WORLD INDEX

                                    [CHART]

            Scudder Global
           Equity Portfolio
               Class A            MSCI World Index
           ----------------       -----------------
3/3/97         $10,000               $10,000
12/97           10,962                11,313
12/98           12,712                14,066
12/99           15,911                17,573
12/00           15,655                15,257
12/01           13,137                12,690
12/02           11,034                10,167
12/03           14,394                13,533
12/04           16,757                15,525


--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                               SCUDDER GLOBAL EQUITY PORTFOLIO MSCI WORLD
                               CLASS A    CLASS B    CLASS E     INDEX
               1 Year           16.4%       N/A       16.1%       14.7%
               5 Years           1.0        N/A        N/A        -2.5
               Since Inception   6.8       12.5%       3.3         5.8

--------------------------------------------------------------------------------

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception dates of the Class A, Class B, and Class E shares are 3/3/97, 4/26/04, and 5/1/01, respectively. Index since inception returns are based on the Class A inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                             PORTFOLIO COMPOSITION
                            AS OF DECEMBER 31, 2004


                                 TOP HOLDINGS

                                                       % OF TOTAL
                                                       NET ASSETS
                                                       ----------
               E.ON AG................................    2.4%
               BASF AG................................    2.3%
               TOTAL S.A..............................    2.2%
               MONSANTO CO............................    2.2%
               SAMSUNG ELECTRONICS CO., LTD...........    2.2%
               LG ELECTRONICS, INC....................    2.1%
               COMPANIA DE MINAS BUENAVENTURA (ADR)...    1.9%
               OAO GAZPROM (ADR)......................    1.9%
               ISHARES NASDAQ BIOTECHNOLOGY INDEX FUND    1.8%
               CANADIAN NATIONAL RAILWAY CO...........    1.7%


                                 TOP COUNTRIES

                                          % OF TOTAL
                                          NET ASSETS
                                          ----------
                           UNITED STATES.   26.8%
                           GERMANY.......   11.8%
                           JAPAN.........    9.5%
                           UNITED KINGDOM    5.0%
                           SOUTH KOREA...    5.0%
                           CANADA........    4.7%
                           HONG KONG.....    4.2%
                           FRANCE........    3.8%
                           RUSSIAN.......    3.4%
                           TAIWAN........    3.2%

                                    MSF-65

METROPOLITAN SERIES FUND, INC.

 SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as "expenses") of investing in each Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class of each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the relevant Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class of each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the relevant Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                                                                         DURING PERIOD*
                                                               BEGINNING      ENDING      JULY 1, 2004
                                                  ANNUALIZED ACCOUNT VALUE ACCOUNT VALUE       TO
                                                   EXPENSE      JULY 1,    DECEMBER 31,   DECEMBER 31,
PORTFOLIO                                           RATIO        2004          2004           2004
---------                                         ---------- ------------- ------------- --------------
BlackRock Aggressive Growth--Class A Actual          0.79%     $1,000.00     $1,077.00       $4.12
                                     Hypothetical    0.79%     $1,000.00     $1,021.12       $4.01

BlackRock Aggressive Growth--Class B Actual          1.04%     $1,000.00     $1,074.50       $5.42
                                     Hypothetical    1.04%     $1,000.00     $1,019.85       $5.28

BlackRock Aggressive Growth--Class E Actual          0.94%     $1,000.00     $1,076.80       $4.91
                                     Hypothetical    0.94%     $1,000.00     $1,020.35       $4.77

BlackRock Strategic Value--Class A.. Actual          0.89%     $1,000.00     $1,081.20       $4.66
                                     Hypothetical    0.89%     $1,000.00     $1,020.61       $4.52

BlackRock Strategic Value--Class B.. Actual          1.14%     $1,000.00     $1,080.10       $5.96
                                     Hypothetical    1.14%     $1,000.00     $1,019.34       $5.79

BlackRock Strategic Value--Class E.. Actual          1.04%     $1,000.00     $1,080.50       $5.44
                                     Hypothetical    1.04%     $1,000.00     $1,019.85       $5.28

BlackRock Bond Income--Class A...... Actual          0.45%     $1,000.00     $1,052.60       $2.32
                                     Hypothetical    0.45%     $1,000.00     $1,022.85       $2.29

BlackRock Bond Income--Class B...... Actual          0.70%     $1,000.00     $1,051.00       $3.61
                                     Hypothetical    0.70%     $1,000.00     $1,021.58       $3.56

BlackRock Bond Income--Class E...... Actual          0.60%     $1,000.00     $1,051.70       $3.09
                                     Hypothetical    0.60%     $1,000.00     $1,022.09       $3.05

BlackRock Diversified--Class A...... Actual          0.49%     $1,000.00     $1,083.40       $2.57
                                     Hypothetical    0.49%     $1,000.00     $1,022.65       $2.49

BlackRock Diversified--Class B...... Actual          0.74%     $1,000.00     $1,063.70       $3.84
                                     Hypothetical    0.74%     $1,000.00     $1,021.37       $3.76

BlackRock Diversified--Class E...... Actual          0.64%     $1,000.00     $1,082.20       $3.35
                                     Hypothetical    0.64%     $1,000.00     $1,021.88       $3.25

                                    MSF-66

METROPOLITAN SERIES FUND, INC.

                                                                                               EXPENSES PAID
                                                                                               DURING PERIOD*
                                                                     BEGINNING      ENDING      JULY 1, 2004
                                                        ANNUALIZED ACCOUNT VALUE ACCOUNT VALUE       TO
                                                         EXPENSE      JULY 1,    DECEMBER 31,   DECEMBER 31,
PORTFOLIO                                                 RATIO        2004          2004           2004
---------                                               ---------- ------------- ------------- --------------
BlackRock Investment Trust--Class A....... Actual          0.54%     $1,000.00     $1,101.40       $2.85
                                           Hypothetical    0.54%     $1,000.00     $1,022.39       $2.75

BlackRock Investment Trust--Class B....... Actual          0.79%     $1,000.00     $1,100.00       $4.17
                                           Hypothetical    0.79%     $1,000.00     $1,021.12       $4.01

BlackRock Investment Trust--Class E....... Actual          0.69%     $1,000.00     $1,100.50       $3.64
                                           Hypothetical    0.69%     $1,000.00     $1,021.63       $3.51

BlackRock Legacy Large Cap Growth--Class A Actual          0.79%     $1,000.00     $1,069.90       $4.11
                                           Hypothetical    0.79%     $1,000.00     $1,021.12       $4.01

BlackRock Legacy Large Cap Growth--Class B Actual          1.04%     $1,000.00     $1,068.20       $5.41
                                           Hypothetical    1.04%     $1,000.00     $1,019.85       $5.28

BlackRock Legacy Large Cap Growth--Class E Actual          0.94%     $1,000.00     $1,068.80       $4.89
                                           Hypothetical    0.94%     $1,000.00     $1,020.35       $4.77

BlackRock Large Cap Value--Class A........ Actual          0.91%     $1,000.00     $1,083.30       $4.77
                                           Hypothetical    0.91%     $1,000.00     $1,020.51       $4.62

BlackRock Large Cap Value--Class B........ Actual          1.16%     $1,000.00     $1,082.50       $6.07
                                           Hypothetical    1.16%     $1,000.00     $1,019.24       $5.89

BlackRock Large Cap Value--Class E........ Actual          1.06%     $1,000.00     $1,083.40       $5.55
                                           Hypothetical    1.06%     $1,000.00     $1,019.74       $5.38

BlackRock Money Market--Class A/1/........ Actual          0.44%     $1,000.00     $1,016.30       $2.23
                                           Hypothetical    0.44%     $1,000.00     $1,022.90       $2.24

BlackRock Money Market--Class B/1/........ Actual          0.69%     $1,000.00     $1,015.00       $3.49
                                           Hypothetical    0.69%     $1,000.00     $1,021.63       $3.51

BlackRock Money Market--Class E/1/........ Actual          0.59%     $1,000.00     $1,015.50       $2.99
                                           Hypothetical    0.59%     $1,000.00     $1,022.14       $3.00

Capital Guardian U.S. Equity--Class A..... Actual          0.75%     $1,000.00     $1,061.30       $3.89
                                           Hypothetical    0.75%     $1,000.00     $1,021.32       $3.81

Capital Guardian U.S. Equity--Class B..... Actual          1.00%     $1,000.00     $1,059.60       $5.18
                                           Hypothetical    1.00%     $1,000.00     $1,020.05       $5.08

Davis Venture Value--Class A.............. Actual          0.78%     $1,000.00     $1,072.60       $4.06
                                           Hypothetical    0.78%     $1,000.00     $1,021.17       $3.96

Davis Venture Value--Class B.............. Actual          1.03%     $1,000.00     $1,071.40       $5.36
                                           Hypothetical    1.03%     $1,000.00     $1,019.90       $5.23

Davis Venture Value--Class E.............. Actual          0.93%     $1,000.00     $1,071.70       $4.84
                                           Hypothetical    0.93%     $1,000.00     $1,020.41       $4.72

FI International Stock--Class A........... Actual          1.08%     $1,000.00     $1,128.60       $5.78
                                           Hypothetical    1.08%     $1,000.00     $1,019.64       $5.48

FI International Stock--Class B........... Actual          1.33%     $1,000.00     $1,126.70       $7.11
                                           Hypothetical    1.33%     $1,000.00     $1,018.37       $6.75

FI International Stock--Class E........... Actual          1.23%     $1,000.00     $1,127.50       $6.58
                                           Hypothetical    1.23%     $1,000.00     $1,018.88       $6.24

FI Mid Cap Opportunities--Class A......... Actual          0.75%     $1,000.00     $1,114.60       $3.99
                                           Hypothetical    0.75%     $1,000.00     $1,021.32       $3.81

FI Mid Cap Opportunities--Class B......... Actual          1.00%     $1,000.00     $1,112.60       $5.31
                                           Hypothetical    1.00%     $1,000.00     $1,020.05       $5.08

FI Mid Cap Opportunities--Class E......... Actual          0.90%     $1,000.00     $1,113.70       $4.78
                                           Hypothetical    0.90%     $1,000.00     $1,020.56       $4.57

                                    MSF-67

METROPOLITAN SERIES FUND, INC.

                                                                                                  EXPENSES PAID
                                                                                                  DURING PERIOD*
                                                                        BEGINNING      ENDING      JULY 1, 2004
                                                           ANNUALIZED ACCOUNT VALUE ACCOUNT VALUE       TO
                                                            EXPENSE      JULY 1,    DECEMBER 31,   DECEMBER 31,
PORTFOLIO                                                    RATIO        2004          2004           2004
---------                                                  ---------- ------------- ------------- --------------
FI Value Leaders--Class A.................... Actual          0.73%     $1,000.00     $1,101.70       $3.86
                                              Hypothetical    0.73%     $1,000.00     $1,021.42       $3.71

FI Value Leaders--Class B.................... Actual          0.98%     $1,000.00     $1,100.80       $5.18
                                              Hypothetical    0.98%     $1,000.00     $1,020.15       $4.98

FI Value Leaders--Class E.................... Actual          0.88%     $1,000.00     $1,100.80       $4.65
                                              Hypothetical    0.88%     $1,000.00     $1,020.66       $4.47

Franklin Templeton Small Cap Growth--Class A. Actual          1.15%     $1,000.00     $1,055.00       $5.94
                                              Hypothetical    1.15%     $1,000.00     $1,019.29       $5.84

Franklin Templeton Small Cap Growth--Class B. Actual          1.40%     $1,000.00     $1,054.40       $7.23
                                              Hypothetical    1.40%     $1,000.00     $1,018.01       $7.10

Franklin Templeton Small Cap Growth--Class E. Actual          1.30%     $1,000.00     $1,054.20       $6.71
                                              Hypothetical    1.30%     $1,000.00     $1,018.52       $6.60

Harris Oakmark Focused Value--Class A........ Actual          0.80%     $1,000.00     $1,078.50       $4.18
                                              Hypothetical    0.80%     $1,000.00     $1,021.07       $4.06

Harris Oakmark Focused Value--Class B........ Actual          1.05%     $1,000.00     $1,077.10       $5.48
                                              Hypothetical    1.05%     $1,000.00     $1,019.79       $5.33

Harris Oakmark Focused Value--Class E........ Actual          0.95%     $1,000.00     $1,077.60       $4.96
                                              Hypothetical    0.95%     $1,000.00     $1,020.30       $4.82

Harris Oakmark Large Cap Value--Class A...... Actual          0.79%     $1,000.00     $1,077.40       $4.13
                                              Hypothetical    0.79%     $1,000.00     $1,021.12       $4.01

Harris Oakmark Large Cap Value--Class B...... Actual          1.04%     $1,000.00     $1,076.90       $5.43
                                              Hypothetical    1.04%     $1,000.00     $1,019.85       $5.28

Harris Oakmark Large Cap Value--Class E...... Actual          0.94%     $1,000.00     $1,076.80       $4.91
                                              Hypothetical    0.94%     $1,000.00     $1,020.35       $4.77

Jennison Growth--Class A..................... Actual          0.71%     $1,000.00     $1,060.20       $3.68
                                              Hypothetical    0.71%     $1,000.00     $1,021.53       $3.61

Jennison Growth--Class B..................... Actual          0.96%     $1,000.00     $1,059.50       $4.97
                                              Hypothetical    0.96%     $1,000.00     $1,020.25       $4.88

Lehman Brothers Aggregate Bond Index--Class A Actual          0.32%     $1,000.00     $1,046.50       $1.65
                                              Hypothetical    0.32%     $1,000.00     $1,023.51       $1.63

Lehman Brothers Aggregate Bond Index--Class B Actual          0.57%     $1,000.00     $1,044.20       $2.93
                                              Hypothetical    0.57%     $1,000.00     $1,022.24       $2.90

Lehman Brothers Aggregate Bond Index--Class E Actual          0.47%     $1,000.00     $1,044.80       $2.42
                                              Hypothetical    0.47%     $1,000.00     $1,022.75       $2.39

Loomis Sayles Small Cap--Class A/1/.......... Actual          0.98%     $1,000.00     $1,093.30       $5.16
                                              Hypothetical    0.98%     $1,000.00     $1,020.15       $4.98

Loomis Sayles Small Cap--Class B/1/.......... Actual          1.23%     $1,000.00     $1,092.60       $6.47
                                              Hypothetical    1.23%     $1,000.00     $1,018.88       $6.24

Loomis Sayles Small Cap--Class E/1/.......... Actual          1.13%     $1,000.00     $1,092.40       $5.94
                                              Hypothetical    1.13%     $1,000.00     $1,019.39       $5.74

Met/Putnam Voyager--Class A.................. Actual          1.00%     $1,000.00     $1,034.90       $5.12
                                              Hypothetical    1.00%     $1,000.00     $1,020.05       $5.08

Met/Putnam Voyager--Class B.................. Actual          1.25%     $1,000.00     $1,032.90       $6.39
                                              Hypothetical    1.25%     $1,000.00     $1,018.78       $6.34

Met/Putnam Voyager--Class E.................. Actual          1.15%     $1,000.00     $1,032.90       $5.88
                                              Hypothetical    1.15%     $1,000.00     $1,019.29       $5.84

                                    MSF-68

METROPOLITAN SERIES FUND, INC.

                                                                                                           EXPENSES PAID
                                                                                                           DURING PERIOD*
                                                                                 BEGINNING      ENDING      JULY 1, 2004
                                                                    ANNUALIZED ACCOUNT VALUE ACCOUNT VALUE       TO
                                                                     EXPENSE      JULY 1,    DECEMBER 31,   DECEMBER 31,
PORTFOLIO                                                             RATIO        2004          2004           2004
---------                                                           ---------- ------------- ------------- --------------
MetLife Mid Cap Stock Index--Class A.................. Actual          0.36%     $1,000.00     $1,121.00       $1.92
                                                       Hypothetical    0.36%     $1,000.00     $1,023.31       $1.83

MetLife Mid Cap Stock Index--Class B.................. Actual          0.61%     $1,000.00     $1,118.30       $3.25
                                                       Hypothetical    0.61%     $1,000.00     $1,022.03       $3.10

MetLife Mid Cap Stock Index--Class E.................. Actual          0.51%     $1,000.00     $1,119.80       $2.72
                                                       Hypothetical    0.51%     $1,000.00     $1,022.54       $2.59

MetLife Stock Index--Class A.......................... Actual          0.30%     $1,000.00     $1,090.60       $1.58
                                                       Hypothetical    0.30%     $1,000.00     $1,023.61       $1.53

MetLife Stock Index--Class B.......................... Actual          0.55%     $1,000.00     $1,089.10       $2.89
                                                       Hypothetical    0.55%     $1,000.00     $1,022.34       $2.80

MetLife Stock Index--Class E.......................... Actual          0.45%     $1,000.00     $1,090.00       $2.36
                                                       Hypothetical    0.45%     $1,000.00     $1,022.85       $2.29

MFS Investors Trust--Class A.......................... Actual          0.95%     $1,000.00     $1,089.20       $4.99
                                                       Hypothetical    0.95%     $1,000.00     $1,020.30       $4.82

MFS Investors Trust--Class B.......................... Actual          1.20%     $1,000.00     $1,088.20       $6.30
                                                       Hypothetical    1.20%     $1,000.00     $1,019.03       $6.09

MFS Investors Trust--Class E.......................... Actual          1.10%     $1,000.00     $1,088.10       $5.77
                                                       Hypothetical    1.10%     $1,000.00     $1,019.54       $5.58

MFS Total Return--Class A............................. Actual          0.61%     $1,000.00     $1,084.60       $3.20
                                                       Hypothetical    0.61%     $1,000.00     $1,022.03       $3.10

MFS Total Return--Class B............................. Actual          0.86%     $1,000.00     $1,083.30       $4.50
                                                       Hypothetical    0.86%     $1,000.00     $1,020.76       $4.37

MFS Total Return--Class E............................. Actual          0.76%     $1,000.00     $1,083.80       $3.98
                                                       Hypothetical    0.76%     $1,000.00     $1,021.27       $3.86

Morgan Stanley EAFE Index--Class A.................... Actual          0.56%     $1,000.00     $1,172.20       $3.06
                                                       Hypothetical    0.56%     $1,000.00     $1,022.29       $2.85

Morgan Stanley EAFE Index--Class B.................... Actual          0.81%     $1,000.00     $1,170.20       $4.42
                                                       Hypothetical    0.81%     $1,000.00     $1,021.02       $4.11

Morgan Stanley EAFE Index--Class E.................... Actual          0.71%     $1,000.00     $1,171.90       $3.88
                                                       Hypothetical    0.71%     $1,000.00     $1,021.53       $3.61

Neuberger Berman Partners Mid Cap Value--Class A...... Actual          0.76%     $1,000.00     $1,137.00       $4.08
                                                       Hypothetical    0.76%     $1,000.00     $1,021.27       $3.86

Neuberger Berman Partners Mid Cap Value--Class B...... Actual          1.01%     $1,000.00     $1,136.30       $5.42
                                                       Hypothetical    1.01%     $1,000.00     $1,020.00       $5.13

Neuberger Berman Partners Mid Cap Value--Class E...... Actual          0.91%     $1,000.00     $1,136.80       $4.89
                                                       Hypothetical    0.91%     $1,000.00     $1,020.51       $4.62

Russell 2000 Index--Class A........................... Actual          0.38%     $1,000.00     $1,151.20       $2.05
                                                       Hypothetical    0.38%     $1,000.00     $1,023.21       $1.93

Russell 2000 Index--Class B........................... Actual          0.63%     $1,000.00     $1,149.80       $3.40
                                                       Hypothetical    0.63%     $1,000.00     $1,021.93       $3.20

Russell 2000 Index--Class E........................... Actual          0.53%     $1,000.00     $1,150.00       $2.86
                                                       Hypothetical    0.53%     $1,000.00     $1,022.44       $2.69

Salomon Brothers Strategic Bond Opportunities--Class A Actual          0.77%     $1,000.00     $1,068.90       $4.00
                                                       Hypothetical    0.77%     $1,000.00     $1,021.22       $3.91

Salomon Brothers Strategic Bond Opportunities--Class B Actual          1.02%     $1,000.00     $1,067.40       $5.30
                                                       Hypothetical    1.02%     $1,000.00     $1,019.95       $5.18

                                    MSF-69

METROPOLITAN SERIES FUND, INC.

                                                                                                           EXPENSES PAID
                                                                                                           DURING PERIOD*
                                                                                 BEGINNING      ENDING      JULY 1, 2004
                                                                    ANNUALIZED ACCOUNT VALUE ACCOUNT VALUE       TO
                                                                     EXPENSE      JULY 1,    DECEMBER 31,   DECEMBER 31,
PORTFOLIO                                                             RATIO        2004          2004           2004
---------                                                           ---------- ------------- ------------- --------------
Salomon Brothers Strategic Bond Opportunities--Class E Actual          0.92%     $1,000.00     $1,068.20       $4.78
                                                       Hypothetical    0.92%     $1,000.00     $1,020.46       $4.67

Salomon Brothers U.S. Government--Class A............. Actual          0.63%     $1,000.00     $1,029.90       $3.21
                                                       Hypothetical    0.63%     $1,000.00     $1,021.93       $3.20

Salomon Brothers U.S. Government--Class B............. Actual          0.88%     $1,000.00     $1,029.10       $4.49
                                                       Hypothetical    0.88%     $1,000.00     $1,020.66       $4.47

Salomon Brothers U.S. Government--Class E............. Actual          0.78%     $1,000.00     $1,029.10       $3.98
                                                       Hypothetical    0.78%     $1,000.00     $1,021.17       $3.96

Scudder Global Equity--Class A........................ Actual          0.82%     $1,000.00     $1,155.30       $4.44
                                                       Hypothetical    0.82%     $1,000.00     $1,020.97       $4.17

Scudder Global Equity--Class B........................ Actual          1.07%     $1,000.00     $1,154.00       $5.79
                                                       Hypothetical    1.07%     $1,000.00     $1,019.69       $5.43

Scudder Global Equity--Class E........................ Actual          0.97%     $1,000.00     $1,154.00       $5.25
                                                       Hypothetical    0.97%     $1,000.00     $1,020.20       $4.93

T. Rowe Price Large Cap Growth--Class A............... Actual          0.73%     $1,000.00     $1,073.10       $3.80
                                                       Hypothetical    0.73%     $1,000.00     $1,021.42       $3.71

T. Rowe Price Large Cap Growth--Class B............... Actual          0.98%     $1,000.00     $1,071.60       $5.10
                                                       Hypothetical    0.98%     $1,000.00     $1,020.15       $4.98

T. Rowe Price Large Cap Growth--Class E............... Actual          0.88%     $1,000.00     $1,072.50       $4.58
                                                       Hypothetical    0.88%     $1,000.00     $1,020.66       $4.47

T. Rowe Price Small Cap Growth--Class A............... Actual          0.61%     $1,000.00     $1,045.20       $3.14
                                                       Hypothetical    0.61%     $1,000.00     $1,022.03       $3.10

T. Rowe Price Small Cap Growth--Class B............... Actual          0.86%     $1,000.00     $1,045.10       $4.42
                                                       Hypothetical    0.86%     $1,000.00     $1,020.76       $4.37

T. Rowe Price Small Cap Growth--Class E............... Actual          0.76%     $1,000.00     $1,045.70       $3.91
                                                       Hypothetical    0.76%     $1,000.00     $1,021.27       $3.86

Zenith Equity/2/...................................... Actual          0.74%     $1,000.00     $1,074.30       $3.86
                                                       Hypothetical    0.74%     $1,000.00     $1,021.37       $3.76

* Expenses paid are equal to each class's annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

/1/ Effective May 1, 2005 MetLife Advisers LLC (the "Adviser"), has agreed to waive a portion of the Management Fee payable to it, until further notice from the Adviser to the Portfolios, but in no event prior to April 30, 2006. If this fee waiver was in effect as of July 1, 2004 the shareholder expense example for the period ending December 31, 2004 would have been:

                                                                                     EXPENSES PAID
                                                                                     DURING PERIOD
                                                           BEGINNING      ENDING     JULY 1, 2004
                                              ANNUALIZED ACCOUNT VALUE ACCOUNT VALUE      TO
                                               EXPENSE      JULY 1,    DECEMBER 31,  DECEMBER 31,
                                                RATIO        2004          2004          2004
-                                             ---------- ------------- ------------- -------------
BlackRock Money Market--Class A. Actual          0.43%     $1,000.00     $1,016.30       $2.18
                                 Hypothetical    0.43%     $1,000.00     $1,022.95       $2.19

BlackRock Money Market--Class B. Actual          0.68%     $1,000.00     $1,015.00       $3.44
                                 Hypothetical    0.68%     $1,000.00     $1,021.68       $3.46

BlackRock Money Market--Class E. Actual          0.58%     $1,000.00     $1,015.50       $2.94
                                 Hypothetical    0.58%     $1,000.00     $1,022.19       $2.95

Loomis Sayles Small Cap--Class A Actual          0.93%     $1,000.00     $1,093.30       $4.89
                                 Hypothetical    0.93%     $1,000.00     $1,020.41       $4.72

Loomis Sayles Small Cap--Class B Actual          1.18%     $1,000.00     $1,092.60       $6.21
                                 Hypothetical    1.18%     $1,000.00     $1,019.13       $5.99

Loomis Sayles Small Cap--Class E Actual          1.08%     $1,000.00     $1,092.40       $5.68
                                 Hypothetical    1.08%     $1,000.00     $1,019.64       $5.48

/2/ The Annualized Expense Ratio reflects the expenses of both the Zenith Equity Portfolio and the underlying Portfolios in which it invests.

                                    MSF-70

METROPOLITAN SERIES FUND, INC.

 BLACKROCK MONEY MARKET PORTFOLIO (FORMERLY STATE STREET RESEARCH MONEY MARKET PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004



        FACE                                 INTEREST MATURITY    VALUE
       AMOUNT    ISSUE                         RATE     DATE     (NOTE 1)
    ------------------------------------------------------------------------

                 COMMERCIAL PAPER--68.7%
                 AGRICULTURAL OPERATIONS--4.9%
    $ 27,500,000 Cargill, Inc. (144A).......  2.22%   01/03/05 $  27,496,608
                                                               -------------

                 ASSET BACKED--16.9%
       7,839,000 Delaware Funding Corp.
                  (144A)....................  2.20%   01/03/05     7,838,042
      10,926,000 Edison Asset Security
                  (144A)....................  1.96%   01/03/05    10,924,816
      10,000,000 FCAR Owner Trust...........  1.97%   01/04/05     9,998,367
       6,000,000 CXC, Inc...................  1.98%   01/05/05     5,998,687
       5,500,000 Ciesco, L.P. (144A)........  2.01%   01/06/05     5,498,472
       7,965,000 CXC, Inc...................  2.32%   01/07/05     7,961,920
      10,600,000 Delaware Funding Corp.
                  (144A)....................  2.29%   01/14/05    10,591,273
      11,000,000 Kittyhawk Funding Corp.....  2.34%   01/20/05    10,986,415
      10,700,000 New Center Asset Trust.....  2.26%   01/28/05    10,681,944
       6,200,000 Windmill Funding Corp.
                  (144A)....................  2.21%   02/02/05     6,187,875
       6,300,000 FCAR Owner Trust...........  2.01%   03/02/05     6,279,105
       1,777,487 John Deere Owner Trust.....  1.14%   05/13/05     1,777,487
                                                               -------------
                                                                  94,724,403
                                                               -------------

                 BUILDING & CONSTRUCTION--3.9%
       5,600,000 Sheffield Receivables Corp.
                  (144A)....................  2.24%   01/04/05     5,598,959
       5,600,000 Sheffield Receivables Corp.
                  (144A)....................  2.06%   01/07/05     5,598,087
      10,600,000 Sheffield Receivables Corp.
                  (144A)....................  2.22%   01/11/05    10,593,493
                                                               -------------
                                                                  21,790,539
                                                               -------------

                 FINANCE & BANKING--13.1%
      12,000,000 UBS Finance, Inc...........  2.39%   01/04/05    11,997,610
      13,300,000 International Lease Finance
                  Corp. (d).................  3.30%   01/13/05    13,305,424
      10,500,000 General Electric Capital
                  Corp. (d).................  2.15%   01/24/05    10,504,541
      11,000,000 UBS Finance, Inc...........  1.98%   01/25/05    10,985,553
      11,500,000 Credit Suisse First
                  Boston (d)................  2.53%   03/21/05    11,503,378
       5,300,000 Toyota Motor Credit Co.....  2.58%   05/31/05     5,243,688
      10,500,000 Bank of America Corp.......  2.65%   06/13/05    10,375,916
                                                               -------------
                                                                  73,916,110
                                                               -------------

                 FINANCIAL SERVICES--8.8%
      11,000,000 Household Finance Corp.....  1.95%   01/26/05    10,985,180
      17,000,000 Citigroup, Inc. (b)........  2.38%   02/22/05    17,004,296
       5,300,000 General Electric Capital
                  Corp......................  2.36%   03/02/05     5,279,242
      10,700,000 Clipper Receivables Corp.
                  (144A)....................  2.36%   03/03/05    10,657,393
       5,300,000 General Electric Capital
                  Corp......................  2.44%   04/05/05     5,266,510
                                                               -------------
                                                                  49,192,621
                                                               -------------

         FACE                               INTEREST MATURITY    VALUE
        AMOUNT    ISSUE                       RATE     DATE     (NOTE 1)
     ----------------------------------------------------------------------

                  FOREIGN GOVERNMENT--2.0%
     $  6,000,000 Government of Quebec
                   (144A)..................  1.48%   01/11/05 $   5,997,567
        5,300,000 Government of Quebec
                   (144A)..................  2.40%   03/28/05     5,269,866
                                                              -------------
                                                                 11,267,433
                                                              -------------

                  GAS & OIL--4.5%
       25,000,000 BP Amoco Capital, Plc....  2.10%   01/03/05    24,997,083
                                                              -------------

                  INVESTMENT BROKERAGE--5.6%
       10,000,000 Morgan Stanley...........  2.34%   01/10/05     9,994,150
        5,500,000 The Goldman Sachs Group,
                   Inc. (d)................  2.10%   01/18/05     5,500,000
       16,000,000 Morgan Stanley...........  2.25%   01/18/05    15,983,076
                                                              -------------
                                                                 31,477,226
                                                              -------------

                  MEDIA--2.3%
       12,600,000 Gannett Co., Inc.........  4.95%   04/01/05    12,686,581
                                                              -------------

                  TELECOMMUNICATIONS--6.7%
       10,000,000 BellSouth Corp...........  2.01%   01/05/05     9,997,778
       10,500,000 SBC Communications, Inc..  2.26%   01/10/05    10,494,094
       17,000,000 BellSouth Corp...........  2.00%   01/18/05    16,984,024
                                                              -------------
                                                                 37,475,896
                                                              -------------
                  Total Commercial Paper
                   (Cost $385,024,500)..............            385,024,500
                                                              -------------

                  FEDERAL AGENCIES--7.4%
        5,500,000 Federal Home Loan Bank...  1.27%   03/15/05     5,499,945
        5,000,000 Federal Home Loan Bank...  1.40%   03/29/05     5,000,000
        5,000,000 Federal Home Loan Bank...  1.40%   04/01/05     4,999,650
        5,500,000 Federal Home Loan Bank...  1.35%   04/15/05     5,500,000
        6,500,000 Federal National Mortgage
                   Association.............  1.40%   05/03/05     6,500,000
        7,000,000 Federal National Mortgage
                   Association.............  1.55%   05/04/05     7,000,000
        7,000,000 Federal National Mortgage
                   Association.............  1.60%   05/13/05     7,000,000
                                                              -------------
                  Total Federal Agencies
                   (Cost $41,499,595)...............             41,499,595
                                                              -------------

                  MEDIUM TERM NOTES--18.9%
        7,500,000 American Express Credit
                   Corp. (d)...............  2.47%   01/11/05     7,504,958
       17,500,000 American Express Credit
                   Corp. (d)...............  2.51%   01/18/05    17,507,236
        7,000,000 Caterpillar Financial
                   Services (d)............  2.38%   01/25/05     7,006,608
        2,350,000 Fleet National Bank......  8.63%   02/15/05     2,367,058
        7,000,000 Federal National Mortgage
                   Association.............  1.38%   02/18/05     7,000,000
        7,000,000 Wal-Mart Stores, Inc. (d)  2.30%   02/22/05     7,000,308
       17,000,000 J.P. Morgan Chase &
                   Co. (d).................  2.61%   02/24/05    17,007,076

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-71

METROPOLITAN SERIES FUND, INC.

 BLACKROCK MONEY MARKET PORTFOLIO (FORMERLY STATE STREET RESEARCH MONEY MARKET PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004



        FACE                                 INTEREST MATURITY    VALUE
       AMOUNT    ISSUE                         RATE     DATE     (NOTE 1)
    ------------------------------------------------------------------------

                 MEDIUM TERM NOTES--(CONTINUED)
    $ 14,000,000 Bear Stearns Cos., Inc. (d)  2.61%   02/25/05 $  14,004,900
       7,900,000 John Hancock Global
                  Funding (144A) (d)........  2.74%   03/07/05     7,916,162
       4,200,000 Wells Fargo & Co. (d)......  2.49%   03/17/05     4,199,966
       2,305,000 Heller Financial, Inc......  8.00%   06/15/05     2,360,209
       9,500,000 Washington Mutual, Inc.....  8.25%   06/15/05     9,733,426
       2,200,000 Bank One Corp..............  7.63%   08/01/05     2,261,278
                                                               -------------
                 Total Medium Term Notes
                  (Cost $105,869,185)................            105,869,185
                                                               -------------

        FACE                                INTEREST MATURITY    VALUE
       AMOUNT    ISSUE                        RATE     DATE     (NOTE 1)
    -----------------------------------------------------------------------

                 YANKEE CERTIFICATE OF DEPOSIT--4.6%
    $ 10,000,000 Canadian Imperial Holding,
                  Inc......................  2.09%   03/29/05 $   9,949,975
      15,744,000 Canadian Imperial Holding,
                  Inc......................  2.56%   05/02/05    15,609,590
                                                              -------------
                 Total Yankee Certificate of Deposit
                  (Cost $25,559,565)................             25,559,565
                                                              -------------
                 Total Investments--99.6%
                  (Cost $557,952,845) (a)...........            557,952,845
                 Other assets less liabilities--0.4%              2,149,272
                                                              -------------
                 TOTAL NET ASSETS--100.0%...........          $ 560,102,117
                                                              =============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-72

METROPOLITAN SERIES FUND, INC.

 BLACKROCK MONEY MARKET PORTFOLIO (FORMERLY STATE STREET RESEARCH MONEY MARKET PORTFOLIO)


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

        ASSETS
          Investments at value..................            $557,952,845
          Cash..................................                 136,638
          Receivable for:
           Fund shares sold.....................               2,556,209
           Accrued interest.....................                 936,459
                                                            ------------
            Total Assets........................             561,582,151
        LIABILITIES
          Payable for:
           Fund shares redeemed................. $1,131,063
          Accrued expenses :
           Management fees......................    161,049
           Service and distribution fees........     17,512
           Deferred directors fees..............    128,945
           Other expenses.......................     41,465
                                                 ----------
            Total Liabilities...................               1,480,034
                                                            ------------
        NET ASSETS..............................            $560,102,117
                                                            ============
          Net assets consist of :
           Capital paid in......................            $560,102,117
                                                            ------------
        NET ASSETS..............................            $560,102,117
                                                            ============
        Computation of offering price :
        CLASS A
        Net asset value and redemption price per
         share ($469,673,793 divided by
         4,696,767 shares outstanding)..........            $     100.00
                                                            ============
        CLASS B
        Net asset value and redemption price per
         share ($78,809,000 divided by 788,090
         shares outstanding)....................            $     100.00
                                                            ============
        CLASS E
        Net asset value and redemption price per
         share ($11,619,324 divided by
         116,193 shares outstanding)............            $     100.00
                                                            ============
        Identified cost of investments..........            $557,952,845
                                                            ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

        INVESTMENT INCOME
          Interest...............................            $7,990,403
                                                             ----------
        EXPENSES
          Management fees........................ $2,014,603
          Service and distribution fees--Class B.    184,695
          Service and distribution fees--Class E.     13,334
          Directors' fees and expenses...........     30,582
          Custodian..............................    128,942
          Audit and tax services.................     21,371
          Legal..................................     16,680
          Printing...............................    164,052
          Insurance..............................     17,540
          Miscellaneous..........................     14,749
                                                  ----------
          Total expenses.........................             2,606,548
                                                             ----------
        NET INVESTMENT INCOME....................             5,383,855
                                                             ----------
        NET INCREASE (DECREASE) IN NET ASSETS
         FROM OPERATIONS.........................            $5,383,855
                                                             ==========

                See accompanying notes to financial statements.

                                    MSF-73

METROPOLITAN SERIES FUND, INC.

 BLACKROCK MONEY MARKET PORTFOLIO (FORMERLY STATE STREET RESEARCH MONEY MARKET PORTFOLIO)

STATEMENT OF CHANGES IN NET ASSETS


                                                                       YEAR ENDED    YEAR ENDED
                                                                      DECEMBER 31,  DECEMBER 31,
                                                                          2004          2003
                                                                     -------------  ------------
FROM OPERATIONS
  Net investment income............................................. $   5,383,855  $  4,940,051
  Net realized gain (loss)..........................................             0           (28)
                                                                     -------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     5,383,855     4,940,023
                                                                     -------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (4,758,832)   (4,536,341)
    Class B.........................................................      (546,831)     (391,196)
    Class E.........................................................       (78,192)      (12,514)
                                                                     -------------  ------------
  TOTAL DISTRIBUTIONS...............................................    (5,383,855)   (4,940,051)
                                                                     -------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  (132,257,191)  302,947,860
                                                                     -------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  (132,257,191)  302,947,832

NET ASSETS
  Beginning of the Period...........................................   692,359,308   389,411,476
                                                                     -------------  ------------
  End of the Period................................................. $ 560,102,117  $692,359,308
                                                                     =============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                  YEAR ENDED
                                                                   DECEMBER 31, 2004           DECEMBER 31, 2003
                                                               -------------------------  ---------------------------
                                                                 SHARES          $           SHARES           $
                                                               ----------  -------------  ------------  -------------
CLASS A
  Sales.......................................................  7,617,875  $ 761,784,717     6,858,570  $ 685,856,952
  Shares issued through acquisition...........................          0              0     4,418,122    441,812,202
  Reinvestments...............................................     47,589      4,758,832        45,363      4,536,341
  Redemptions................................................. (9,072,882)  (907,288,288) (853,539,381)  (853,938,071)
                                                               ----------  -------------  ------------  -------------
  Net increase (decrease)..................................... (1,407,418) $(140,744,739)    2,782,674  $ 278,267,424
                                                               ==========  =============  ============  =============
CLASS B
  Sales.......................................................    831,966  $  83,196,625       919,752  $  91,975,233
  Reinvestments...............................................      5,468        546,831         3,912        391,196
  Redemptions.................................................   (800,176)   (80,017,602)     (745,436)   (74,543,623)
                                                               ----------  -------------  ------------  -------------
  Net increase (decrease).....................................     37,258  $   3,725,854       178,228  $  17,822,806
                                                               ==========  =============  ============  =============
CLASS E
  Sales.......................................................    283,220  $  28,321,972       149,355  $  14,935,505
  Reinvestments...............................................        782         78,192           125          12514
  Redemptions.................................................   (236,385)   (23,638,470)      (80,904)    (8,090,389)
                                                               ----------  -------------  ------------  -------------
  Net increase (decrease).....................................     47,617  $   4,761,694        68,576  $   6,857,630
                                                               ==========  =============  ============  =============
  Increase (decrease) derived from capital share transactions. (1,322,543) $(132,257,191)    3,029,478  $ 302,947,860
                                                               ==========  =============  ============  =============

                See accompanying notes to financial statements.

                                    MSF-74

METROPOLITAN SERIES FUND, INC.

 BLACKROCK MONEY MARKET PORTFOLIO (FORMERLY STATE STREET RESEARCH MONEY MARKET PORTFOLIO)

FINANCIAL HIGHLIGHTS


                                                                              CLASS A
                                                         ------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------
                                                           2004      2003      2002      2001      2000
                                                         --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.................... $ 100.00  $ 100.00  $ 100.00  $ 100.00  $ 100.00
                                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................     0.98      0.80      1.41      3.88      6.05
                                                         --------  --------  --------  --------  --------
  Total from investment operations......................     0.98      0.80      1.41      3.88      6.05
                                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income..............    (0.98)    (0.80)    (1.41)    (3.88)    (6.05)
                                                         --------  --------  --------  --------  --------
  Total distributions...................................    (0.98)    (0.80)    (1.41)    (3.88)    (6.05)
                                                         --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.......................... $ 100.00  $ 100.00  $ 100.00  $ 100.00  $ 100.00
                                                         ========  ========  ========  ========  ========
TOTAL RETURN (%)........................................      1.0       0.8       1.4       4.0       6.2
Ratio of operating expenses to average net assets (%)...     0.42      0.40      0.43      0.42      0.41
Ratio of net investment income to average net assets (%)     0.97      0.78      1.40      3.80      6.04
Net assets, end of Period (000)......................... $469,674  $610,419  $332,151  $277,381  $242,346

                                                                          CLASS B                             CLASS E
                                                         -------------------------------------     --------------------------
                                                                                    MAY 1, 2001(A)              APRIL 23, 2003(A)
                                                          YEAR ENDED DECEMBER 31,      THROUGH      YEAR ENDED       THROUGH
                                                         -------------------------   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                           2004     2003     2002        2001          2004           2003
                                                         -------  -------  -------  -------------- ------------ -----------------
NET ASSET VALUE, BEGINNING OF PERIOD.................... $100.00  $100.00  $100.00     $100.00       $100.00         $100.00
                                                         -------  -------  -------     -------       -------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................    0.73     0.55     1.16        1.95          0.83            0.42
                                                         -------  -------  -------     -------       -------         -------
  Total from investment operations......................    0.73     0.55     1.16        1.95          0.83            0.42
                                                         -------  -------  -------     -------       -------         -------
LESS DISTRIBUTIONS
  Distributions from net investment income..............   (0.73)   (0.55)   (1.16)      (1.95)        (0.83)          (0.42)
                                                         -------  -------  -------     -------       -------         -------
  Total distributions...................................   (0.73)   (0.55)   (1.16)      (1.95)        (0.83)          (0.42)
                                                         -------  -------  -------     -------       -------         -------
NET ASSET VALUE, END OF PERIOD.......................... $100.00  $100.00  $100.00     $100.00       $100.00         $100.00
                                                         =======  =======  =======     =======       =======         =======
TOTAL RETURN (%)........................................     0.7      0.6      1.2         2.0 (b)       0.8             0.4 (b)
Ratio of operating expenses to average net assets (%)...    0.67     0.65     0.68        0.67 (c)      0.57            0.55 (c)
Ratio of net investment income to average net assets (%)    0.74     0.65     1.15        1.65 (c)      0.88            0.58 (c)
Net assets, end of Period (000)......................... $78,809  $75,083  $57,260     $15,407       $11,619         $ 6,858

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-75

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--98.2% OF TOTAL NET ASSETS


      FACE                                                            VALUE
     AMOUNT                                                          (NOTE 1)
  ------------------------------------------------------------------------------

                  AEROSPACE & DEFENSE--0.3%
  $    700,000    Lockheed Martin Corp. 8.200%, 12/01/09 (c)...... $     826,338
       900,000    Lockheed Martin Corp. 7.375%, 04/15/13..........     1,055,678
       233,000    Raytheon Co. 6.750%, 08/15/07...................       250,151
       460,000    The Boeing Co. 7.250%, 06/15/25.................       550,133
       200,000    United Technologies Corp. 7.500%, 9/15/29.......       254,464
                                                                   -------------
                                                                       2,936,764
                                                                   -------------

                  AIRLINES--0.1%
       750,000    Southwest Airlines Co. 6.500%, 03/01/12.........       821,809
                                                                   -------------

                  ALUMINUM--0.2%
       300,000    Alcoa, Inc. 6.500%, 06/01/11....................       335,794
       400,000    Alcoa, Inc. 6.000%, 01/15/12....................       437,405
     1,000,000    Alcoa, Inc. 5.375%, 01/15/13 (c)................     1,051,690
                                                                   -------------
                                                                       1,824,889
                                                                   -------------

                  ASSET BACKED--1.3%
     1,500,000    BMW Vehicle Owner Trust
                   3.320%, 02/25/09...............................     1,493,495
       190,000    California Infrastructure-Pacific Gas & Electric
                   Co. 6.480%, 12/26/09...........................       202,301
     3,000,000    Capital One Master Trust
                   4.900%, 3/15/10................................     3,096,757
       365,066    CenterPoint Energy Transition Bond Co., L.L.C.
                   3.840%, 09/15/07...............................       366,448
       500,000    CenterPoint Energy Transition Bond Co., L.L.C.
                   5.160%, 09/15/11...............................       520,504
       500,000    Centex Home Equity Loan Trust
                   3.750%, 12/25/31...............................       496,485
       244,354    Chase Funding Mortgage Loan
                   6.550%, 3/25/13................................       251,111
     2,000,000    Chase Funding Mortgage Loan
                   4.585%, 5/25/15................................     1,995,659
       500,000    Chase Funding Mortgage Loan
                   3.303%, 11/25/29...............................       492,540
       475,626    Chase Manhattan Auto Owner Trust
                   1.520%, 05/15/07 (d)...........................       472,134
       125,000    Chemical Credit Card Master Trust I
                   5.980%, 09/15/08...............................       127,792
       190,000    Citibank Credit Card Issuance Trust
                   7.450%, 09/15/07...............................       195,715
       600,000    Citibank Credit Card Master Trust I
                   6.100%, 05/15/08...............................       622,956
        32,531    DaimlerChrysler Auto Trust
                   3.850%, 4/6/06.................................        32,531
       435,000    Detroit Edison Co. 6.190%, 03/01/13.............       476,408
        14,359    PP&L Transition Bond, L.L.C.
                   6.830%, 3/25/07................................        14,505
       200,000    Standard Credit Card Master Trust I
                   7.250%, 04/07/08...............................       209,988
       626,580    WFS Financial Owner Trust
                   5.180%, 3/20/09................................       631,922
                                                                   -------------
                                                                      11,699,251
                                                                   -------------

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
    -----------------------------------------------------------------------

                 AUTOMOBILES--0.7%
    $  2,600,000 DaimlerChrylser North America Holdings Corp.
                  7.750%, 01/18/11........................... $   2,998,086
         600,000 DaimlerChrysler North America Holdings Corp.
                  6.400%, 05/15/06 (c).......................       624,236
         350,000 DaimlerChrysler North America Holdings Corp.
                  8.000%, 06/15/10 (c).......................       404,871
         400,000 Ford Motor Co. 7.250%, 10/01/08 (c).........       428,730
         250,000 Ford Motor Co. 6.500%, 08/01/18 (c).........       247,360
         500,000 Ford Motor Co. 6.375%, 02/01/29.............       449,680
       1,632,000 General Motors Corp. 6.750%, 05/01/28 (c)...     1,510,452
                                                              -------------
                                                                  6,663,415
                                                              -------------

                 BANKS--1.3%
         230,000 ABN-AMRO Bank NV (New York Branch)
                  7.750%, 05/15/23...........................       285,502
         500,000 ABN-AMRO Bank NV (New York Branch)
                  7.125%, 10/15/93...........................       575,121
         500,000 Bank of America Corp. 5.250%, 02/01/07......       517,693
         150,000 Bank of America Corp. 7.800%, 02/15/10......       174,676
       1,000,000 Bank of America Corp. 4.750%, 08/15/13 (c)..     1,002,177
       1,000,000 Bank of America Corp. 5.125%, 11/15/14 (c)..     1,019,879
       1,500,000 Bank One Corp. 7.600%, 05/01/07.............     1,635,732
         500,000 Bank One Illinois NA 5.500%, 03/26/07.......       521,379
         800,000 Bank One Texas NA 6.250%, 02/15/08..........       856,974
         500,000 Fleet National Bank 5.750%, 01/15/09 (c)....       533,146
       1,000,000 MBNA America Bank National
                  7.125%, 11/15/2012.........................     1,139,030
         500,000 SunTrust Bank (Atlanta) 7.250%, 09/15/06....       531,690
         300,000 Wells Fargo & Co. 5.900%, 05/21/06..........       310,950
         500,000 Wells Fargo & Co. 5.125%, 02/15/07..........       517,257
         500,000 Wells Fargo & Co. 5.125%, 09/01/12 (c)......       517,150
       2,000,000 Wells Fargo & Co. 5.000%, 11/15/14..........     2,022,798
                                                              -------------
                                                                 12,161,154
                                                              -------------

                 BUILDING & CONSTRUCTION--0.1%
         250,000 Caterpillar, Inc. 7.250%, 09/15/09..........       283,744
         500,000 Centex Corp. 7.500%, 01/15/12 (c)...........       576,650
                                                              -------------
                                                                    860,394
                                                              -------------

                 CHEMICALS--0.4%
       2,000,000 Chevron Phillips Chemical Co., L.L.C.
                  5.375%, 06/15/07...........................     2,074,432
         300,000 E. I. du Pont de Nemours
                  6.875%, 10/15/09...........................       336,631
         500,000 Praxair, Inc. 6.625%, 10/15/07..............       538,064
         300,000 Rohm & Haas Co. 7.400%, 07/15/09............       341,184
                                                              -------------
                                                                  3,290,311
                                                              -------------

                 COLLATERALIZED MORTGAGE OBLIGATIONS--3.0%
         800,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 7.080%, 07/15/31......................       891,017
         200,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 7.780%, 02/15/32......................       230,082
       1,000,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 8.133%, 02/15/32 (d)..................     1,166,318

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-76

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


        FACE                                                        VALUE
       AMOUNT                                                      (NOTE 1)
    --------------------------------------------------------------------------

                    COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
    $    500,000    Bear Stearns Commercial Mortgage Securities,
                     Inc. 5.610%, 11/15/33...................... $     533,253
         500,000    Bear Stearns Commercial Mortgage Securities,
                     Inc. 6.480%, 02/15/35......................       554,152
         250,000    Chase Commercial Mortgage Securities Corp.
                     6.390%, 11/18/30...........................       269,981
       1,000,000    Citigroup Comercial Mortgage Trust
                     5.464%, 04/15/40 (d).......................     1,045,388
       1,000,000    Credit Suisse First Boston Mortgage
                     5.416%, 05/15/36...........................     1,044,732
         500,000    First Union Commercial Mortgage Trust
                     6.070%, 10/15/35...........................       533,997
         450,000    First Union Lehman Brothers Commercial
                     Mortgage Trust 6.560%, 11/18/35............       483,302
       1,000,000    Greenwich Capital Commercial Funding Corp.
                     5.317%, 06/10/36 (d).......................     1,039,315
       1,000,000    JPMorgan Chase Commercial Mortgage
                     Securities Corp. 6.044%, 11/15/35..........     1,064,582
       1,375,077    JPMorgan Chase Commercial Mortgage
                     Securities Corp. 4.275%, 01/12/37..........     1,379,383
       4,718,388    JPMorgan Chase Commercial Mortgage
                     Securities Corp. 3.972%, 03/12/39..........     4,683,143
       1,650,000    LB-UBS Commercial Mortgage Trust
                     4.254%, 07/15/27...........................     1,638,150
       2,000,000    LB-UBS Commercial Mortgage Trust
                     6.653%, 11/15/27...........................     2,239,378
         500,000    LB-UBS Commercial Mortgage Trust
                     6.462%, 03/15/31...........................       557,671
         250,000    Lehman Brothers Commercial Conduit Mortgage
                     Trust 6.210%, 10/15/35.....................       267,938
         934,623    Morgan Stanley Capital I, Inc.
                     6.550%, 03/15/30...........................       991,522
       1,000,000    Morgan Stanley Capital I, Inc.
                     6.540%, 07/15/30...........................     1,072,727
         700,000    Morgan Stanley Dean Witter Capital I Trust
                     7.200%, 10/15/33...........................       792,937
         500,000    Morgan Stanley Dean Witter Capital I Trust
                     4.800%, 09/15/37...........................       511,007
       1,000,000    Salomon Brothers Commercial Mortgage Trust
                     6.428%, 12/18/35...........................     1,103,141
         500,000    Salomon Brothers Commercial Mortgage Trust
                     5.045%, 03/18/36...........................       507,688
         400,000    Structured Asset Securities Corp.
                     6.950%, 10/12/34...........................       425,819
       1,000,000    Trizechahn Office Properties Trust (144A)
                     6.211%, 03/15/13...........................     1,069,989
       1,445,000    Wachovia Bank Commercial Mortgage Trust
                     6.287%, 04/15/34...........................     1,594,288
                                                                 -------------
                                                                    27,690,900
                                                                 -------------

                    COMPUTERS & BUSINESS EQUIPMENT--0.2%
       1,000,000    International Business Machines Corp.
                     7.500%, 06/15/13...........................     1,200,588
         425,000    International Business Machines Corp.
                     8.375%, 11/01/19...........................       558,646
                                                                 -------------
                                                                     1,759,234
                                                                 -------------

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                  CONGLOMERATES--0.1%
     $    930,000 General Electric Co. 5.000%, 02/01/13..... $     954,320
          300,000 Honeywell International, Inc.
                   7.500%, 03/01/10.........................       345,590
                                                             -------------
                                                                 1,299,910
                                                             -------------

                  COSMETICS & PERSONAL CARE--0.1%
          850,000 Procter & Gamble Co. 6.875%, 09/15/09.....       957,795
          200,000 Procter & Gamble Co. 6.450%, 01/15/26.....       227,980
                                                             -------------
                                                                 1,185,775
                                                             -------------

                  DRUGS & HEATH CARE--0.5%
          300,000 Abbott Laboratories 5.625%, 07/01/06......       310,530
          400,000 Anthem, Inc. 6.800%, 08/01/12.............       447,950
          500,000 Bristol-Myers Squibb Co.
                   4.750%, 10/01/06.........................       511,344
          250,000 Johnson & Johnson 6.950%, 09/01/29........       304,601
          300,000 Merck & Co., Inc. 5.950%, 12/01/28........       310,299
        3,000,000 Wyeth 5.500%, 02/01/14....................     3,088,817
                                                             -------------
                                                                 4,973,541
                                                             -------------

                  ELECTRICAL UTILITIES--1.7%
          150,000 Consolidated Edison Co. of New York, Inc.
                   6.450%, 12/01/07.........................       161,373
        1,000,000 Consolidated Edison Co. of New York, Inc.
                   7.500%, 09/01/10.........................     1,157,177
        1,445,000 Dominion Resources, Inc.
                   7.625%, 7/15/05..........................     1,479,307
        3,925,000 Duke Capital Corp. 7.500%, 10/01/09 (c)...     4,456,731
          500,000 Duke Energy Co. 6.250%, 01/15/12..........       544,784
          300,000 Exelon Generation Co., L.L.C.
                   6.950%, 06/15/11.........................       337,767
        1,081,000 K N Energy, Inc. 6.650%, 03/01/05.........     1,087,862
          226,829 Niagara Mohawk Power Corp.
                   7.625%, 10/01/05.........................       234,272
          950,000 Oncor Electric Delivery Co.
                   7.000%, 05/01/32.........................     1,094,409
        2,600,000 Progress Energy, Inc. 7.100%, 03/01/11 (c)     2,923,032
          500,000 PSE&G Power, L.L.C. 7.750%, 04/15/11......       583,089
        1,000,000 PSE&G Power, L.L.C. 8.625%, 04/15/31......     1,332,520
          400,000 Virginia Electric & Power Co.
                   5.375%, 02/01/07.........................       414,253
                                                             -------------
                                                                15,806,576
                                                             -------------

                  ENVIRONMENTAL CONTROL--0.2%
        1,265,000 USA Waste Services, Inc.
                   7.000%, 07/15/28.........................     1,427,649
                                                             -------------

                  FEDERAL AGENCIES--45.1%
        5,000,000 Federal Home Loan Bank 6.500%, 11/15/05...     5,151,205
        2,500,000 Federal Home Loan Bank 4.125%, 11/15/06...     2,537,070
        1,500,000 Federal Home Loan Bank 4.250%, 11/13/09...     1,515,096
        1,000,000 Federal Home Loan Bank 3.875%, 02/12/10...       993,402
        1,500,000 Federal Home Loan Bank
                   3.875%, 06/14/13 (c).....................     1,445,607

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-77

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


              FACE                                         VALUE
             AMOUNT                                       (NOTE 1)
          -----------------------------------------------------------

                       FEDERAL AGENCIES--(CONTINUED)
          $  3,000,000 Federal Home Loan Mortgage Corp.
                        1.875%, 2/15/06................ $   2,961,709
             3,000,000 Federal Home Loan Mortgage Corp.
                        2.375%, 02/15/07 (c)...........     2,943,056
             6,500,000 Federal Home Loan Mortgage Corp.
                        3.500%, 09/15/07 (c)...........     6,514,565
             8,630,000 Federal Home Loan Mortgage Corp.
                        4.250%, 7/15/09................     8,780,335
             2,875,000 Federal Home Loan Mortgage Corp.
                        7.000%, 3/15/10................     3,281,168
                81,868 Federal Home Loan Mortgage Corp.
                        7.000%, 6/1/11.................        86,830
                99,049 Federal Home Loan Mortgage Corp.
                        7.000%, 12/1/15................       105,046
               189,657 Federal Home Loan Mortgage Corp.
                        7.500%, 3/1/16.................       201,172
               191,131 Federal Home Loan Mortgage Corp.
                        6.000%, 4/1/16.................       200,355
             2,123,057 Federal Home Loan Mortgage Corp.
                        6.000%, 5/1/17.................     2,225,888
             2,027,586 Federal Home Loan Mortgage Corp.
                        5.500%, 11/1/17................     2,095,097
            11,527,887 Federal Home Loan Mortgage Corp.
                        5.000%, 5/1/18.................    11,724,748
             4,143,210 Federal Home Loan Mortgage Corp.
                        4.500%, 9/1/18.................     4,142,437
             6,145,575 Federal Home Loan Mortgage Corp.
                        4.500%, 10/1/18................     6,139,683
             3,194,056 Federal Home Loan Mortgage Corp.
                        5.000%, 12/1/18................     3,248,601
             9,020,053 Federal Home Loan Mortgage Corp.
                        4.500%, 4/1/19.................     8,999,889
             2,688,873 Federal Home Loan Mortgage Corp.
                        4.000%, 6/1/19.................     2,630,697
             4,868,745 Federal Home Loan Mortgage Corp.
                        4.500%, 6/1/19.................     4,857,988
             4,831,505 Federal Home Loan Mortgage Corp.
                        5.000%, 6/1/19.................     4,912,837
             1,348,044 Federal Home Loan Mortgage Corp.
                        4.500%, 8/1/19.................     1,344,377
               124,867 Federal Home Loan Mortgage Corp.
                        7.500%, 8/1/24.................       134,618
                38,124 Federal Home Loan Mortgage Corp.
                        7.500%, 11/1/24................        41,101
                20,150 Federal Home Loan Mortgage Corp.
                        7.500%, 10/1/26................        21,654
                34,760 Federal Home Loan Mortgage Corp.
                        8.000%, 2/1/27.................        37,692
               115,349 Federal Home Loan Mortgage Corp.
                        7.500%, 10/1/27................       123,650
                19,957 Federal Home Loan Mortgage Corp.
                        7.000%, 12/1/27................        21,154
                66,800 Federal Home Loan Mortgage Corp.
                        8.000%, 10/1/28................        72,434
               180,282 Federal Home Loan Mortgage Corp.
                        6.000%, 11/1/28................       186,651

              FACE                                         VALUE
             AMOUNT                                       (NOTE 1)
          -----------------------------------------------------------

                       FEDERAL AGENCIES--(CONTINUED)
          $     52,794 Federal Home Loan Mortgage Corp.
                        7.000%, 11/1/28................ $      55,916
               118,558 Federal Home Loan Mortgage Corp.
                        6.000%, 12/1/28................       122,746
               255,864 Federal Home Loan Mortgage Corp.
                        6.000%, 2/1/29.................       264,590
               114,082 Federal Home Loan Mortgage Corp.
                        6.000%, 4/1/29.................       117,973
                43,877 Federal Home Loan Mortgage Corp.
                        7.000%, 4/1/29.................        46,470
             1,979,647 Federal Home Loan Mortgage Corp.
                        5.500%, 5/1/29.................     2,018,593
                47,751 Federal Home Loan Mortgage Corp.
                        6.000%, 5/1/29.................        49,380
                25,422 Federal Home Loan Mortgage Corp.
                        7.000%, 5/1/29.................        26,924
                54,256 Federal Home Loan Mortgage Corp.
                        7.000%, 6/1/29.................        57,462
               270,446 Federal Home Loan Mortgage Corp.
                        7.000%, 7/1/29.................       286,423
                39,765 Federal Home Loan Mortgage Corp.
                        6.500%, 10/1/29................        41,721
               174,344 Federal Home Loan Mortgage Corp.
                        7.500%, 10/1/29................       186,639
                84,098 Federal Home Loan Mortgage Corp.
                        6.500%, 2/1/30.................        88,235
               121,103 Federal Home Loan Mortgage Corp.
                        7.500%, 5/1/30.................       129,570
               564,046 Federal Home Loan Mortgage Corp.
                        7.000%, 1/1/31.................       596,599
               965,000 Federal Home Loan Mortgage Corp.
                        6.750%, 3/15/31................     1,172,427
                62,207 Federal Home Loan Mortgage Corp.
                        6.000%, 6/1/31.................        64,251
                20,372 Federal Home Loan Mortgage Corp.
                        6.000%, 7/1/31.................        21,041
               470,037 Federal Home Loan Mortgage Corp.
                        6.000%, 8/1/31.................       485,483
               197,816 Federal Home Loan Mortgage Corp.
                        6.500%, 8/1/31.................       207,336
               856,203 Federal Home Loan Mortgage Corp.
                        6.000%, 9/1/31.................       884,340
               103,135 Federal Home Loan Mortgage Corp.
                        6.500%, 10/1/31................       108,098
               433,434 Federal Home Loan Mortgage Corp.
                        6.500%, 11/1/31................       454,292
               139,938 Federal Home Loan Mortgage Corp.
                        7.000%, 12/1/31................       148,014
             4,468,209 Federal Home Loan Mortgage Corp.
                        6.500%, 3/1/32.................     4,683,537
             2,259,504 Federal Home Loan Mortgage Corp.
                        6.000%, 4/1/32.................     2,333,827
             4,065,657 Federal Home Loan Mortgage Corp.
                        6.500%, 4/1/32.................     4,261,586
             1,000,000 Federal Home Loan Mortgage Corp.
                        6.250%, 07/15/32 (c)...........     1,147,508

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-78

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
        ----------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
        $    610,902 Federal Home Loan Mortgage Corp.
                      6.000%, 11/1/32..................... $     630,997
           5,745,526 Federal Home Loan Mortgage Corp.
                      5.000%, 10/1/33.....................     5,717,621
           3,621,082 Federal Home Loan Mortgage Corp.
                      5.000%, 3/1/34......................     3,598,341
           5,783,944 Federal Home Loan Mortgage Corp.
                      5.500%, 6/1/34......................     5,883,019
           3,236,279 Federal Home Loan Mortgage Corp.
                      6.000%, 6/1/34......................     3,343,332
           5,000,000 Federal National Mortgage Association
                      2.500%, 06/15/06....................     4,954,236
           5,500,000 Federal National Mortgage Association
                      4.750%, 01/02/07....................     5,639,516
          21,165,000 Federal National Mortgage Association
                      2.375%, 02/15/07 (c)................    20,754,776
           1,490,000 Federal National Mortgage Association
                      3.250%, 11/15/07 (c)................     1,480,946
           3,025,000 Federal National Mortgage Association
                      3.250%, 08/15/08....................     2,982,150
           6,000,000 Federal National Mortgage Association
                      3.250%, 02/15/09....................     5,880,222
           3,400,000 Federal National Mortgage Association
                      6.625%, 11/15/10....................     3,840,602
             950,000 Federal National Mortgage Association
                      5.500%, 03/15/11....................     1,018,345
              88,218 Federal National Mortgage Association
                      7.000%, 04/01/12....................        93,520
           5,200,000 Federal National Mortgage Association
                      4.375%, 09/15/12....................     5,200,307
              38,642 Federal National Mortgage Association
                      6.500%, 01/01/13....................        40,934
               3,888 Federal National Mortgage Association
                      6.500%, 04/01/13....................         4,119
             174,121 Federal National Mortgage Association
                      6.500%, 06/01/13....................       184,450
               4,044 Federal National Mortgage Association
                      6.500%, 07/01/13....................         4,283
           1,316,951 Federal National Mortgage Association
                      6.000%, 10/01/13....................     1,382,504
              85,984 Federal National Mortgage Association
                      7.000%, 02/01/14....................        91,151
             259,279 Federal National Mortgage Association
                      6.000%, 03/01/14....................       272,038
           7,350,000 Federal National Mortgage Association
                      4.125%, 04/15/14 (c)................     7,117,510
              41,538 Federal National Mortgage Association
                      6.000%, 06/01/14....................        43,582
              86,524 Federal National Mortgage Association
                      6.500%, 06/01/14....................        91,662
             188,584 Federal National Mortgage Association
                      6.000%, 07/01/14....................       197,865
              60,553 Federal National Mortgage Association
                      6.000%, 09/01/14....................        63,533
              75,279 Federal National Mortgage Association
                      7.500%, 08/01/15....................        79,938

            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
        ----------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
        $  7,365,391 Federal National Mortgage Association
                      6.500%, 04/01/17.................... $   7,802,036
           2,226,764 Federal National Mortgage Association
                      6.000%, 09/01/17....................     2,333,596
           2,510,477 Federal National Mortgage Association
                      5.500%, 11/01/17....................     2,595,822
           1,023,014 Federal National Mortgage Association
                      5.500%, 02/01/18....................     1,057,912
           7,196,856 Federal National Mortgage Association
                      4.500%, 07/01/18....................     7,196,978
           2,560,513 Federal National Mortgage Association
                      5.000%, 01/01/19....................     2,603,944
           2,893,704 Federal National Mortgage Association
                      4.000%, 04/01/19....................     2,826,628
           1,943,300 Federal National Mortgage Association
                      4.500%, 05/01/19....................     1,938,334
             230,794 Federal National Mortgage Association
                      7.000%, 10/01/21....................       245,909
           2,349,381 Federal National Mortgage Association
                      5.500%, 07/01/23....................     2,403,333
           1,256,141 Federal National Mortgage Association
                      5.500%, 01/01/24....................     1,285,101
           3,606,122 Federal National Mortgage Association
                      5.000%, 02/01/24....................     3,625,785
           3,813,529 Federal National Mortgage Association
                      5.500%, 07/01/24....................     3,900,121
              49,778 Federal National Mortgage Association
                      7.500%, 09/01/25....................        53,353
               4,369 Federal National Mortgage Association
                      7.000%, 06/01/26....................         4,646
              60,095 Federal National Mortgage Association
                      7.500%, 06/01/26....................        64,356
               2,626 Federal National Mortgage Association
                      8.000%, 10/01/26....................         2,842
               8,649 Federal National Mortgage Association
                      7.500%, 09/01/27....................         9,248
               2,707 Federal National Mortgage Association
                      7.500%, 11/01/27....................         2,895
                 427 Federal National Mortgage Association
                      7.500%, 12/01/27....................           456
              28,349 Federal National Mortgage Association
                      7.500%, 03/01/28....................        30,274
             924,502 Federal National Mortgage Association
                      6.500%, 05/01/28....................       969,960
             136,666 Federal National Mortgage Association
                      7.000%, 06/01/28....................       144,818
             127,037 Federal National Mortgage Association
                      6.000%, 08/01/28....................       131,616
               1,322 Federal National Mortgage Association
                      7.500%, 08/01/28....................         1,411
              25,632 Federal National Mortgage Association
                      6.000%, 11/01/28....................        26,556
              21,603 Federal National Mortgage Association
                      6.000%, 12/01/28....................        22,381
           2,003,682 Federal National Mortgage Association
                      6.500%, 12/01/28....................     2,102,204

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-79

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
        ----------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
        $     69,798 Federal National Mortgage Association
                      6.500%, 03/01/29.................... $      73,198
             434,728 Federal National Mortgage Association
                      6.500%, 04/01/29....................       455,907
              41,136 Federal National Mortgage Association
                      6.500%, 05/01/29....................        43,140
             142,435 Federal National Mortgage Association
                      7.500%, 07/01/29....................       152,300
              13,458 Federal National Mortgage Association
                      6.500%, 08/01/29....................        14,114
             208,788 Federal National Mortgage Association
                      7.000%, 09/01/29....................       221,216
             143,200 Federal National Mortgage Association
                      7.000%, 10/01/29....................       151,723
              55,693 Federal National Mortgage Association
                      7.500%, 10/01/29....................        59,455
               2,371 Federal National Mortgage Association
                      8.000%, 11/01/29....................         2,559
               7,716 Federal National Mortgage Association
                      7.000%, 12/01/29....................         8,175
             488,648 Federal National Mortgage Association
                      6.500%, 05/01/30....................       512,453
              52,570 Federal National Mortgage Association
                      8.000%, 05/01/30....................        56,718
           2,675,000 Federal National Mortgage Association
                      7.250%, 05/15/30 (c)................     3,417,800
              32,714 Federal National Mortgage Association
                      7.500%, 07/01/30....................        34,915
              57,297 Federal National Mortgage Association
                      8.000%, 11/01/30....................        61,818
              47,688 Federal National Mortgage Association
                      8.000%, 01/01/31....................        51,451
              85,274 Federal National Mortgage Association
                      8.000%, 02/01/31....................        92,003
             366,917 Federal National Mortgage Association
                      6.000%, 06/01/31....................       379,211
             291,131 Federal National Mortgage Association
                      6.500%, 09/01/31....................       304,949
           1,591,048 Federal National Mortgage Association
                      7.000%, 01/01/32....................     1,683,539
              85,620 Federal National Mortgage Association
                      6.500%, 02/01/32....................        90,326
             241,022 Federal National Mortgage Association
                      7.000%, 04/01/32....................       254,980
             765,769 Federal National Mortgage Association
                      6.500%, 06/01/32....................       802,177
           1,082,490 Federal National Mortgage Association
                      7.000%, 06/01/32....................     1,145,178
           2,220,842 Federal National Mortgage Association
                      6.000%, 09/01/32....................     2,295,292
           1,522,842 Federal National Mortgage Association
                      5.500%, 10/01/32....................     1,548,879
             919,022 Federal National Mortgage Association
                      6.000%, 01/01/33....................       949,830
           3,655,027 Federal National Mortgage Association
                      5.500%, 02/01/33....................     3,714,808

            FACE                                                 VALUE
           AMOUNT                                               (NOTE 1)
        -------------------------------------------------------------------

                        FEDERAL AGENCIES--(CONTINUED)
        $  1,628,430    Federal National Mortgage Association
                         6.000%, 02/01/33.................... $   1,682,911
           6,783,591    Federal National Mortgage Association
                         5.500%, 03/01/33....................     6,894,542
           3,408,623    Federal National Mortgage Association
                         6.000%, 03/01/33....................     3,522,662
           3,519,770    Federal National Mortgage Association
                         6.000%, 04/01/33....................     3,637,528
          12,627,215    Federal National Mortgage Association
                         5.500%, 05/01/33....................    12,833,744
           4,947,220    Federal National Mortgage Association
                         6.000%, 05/01/33....................     5,112,735
           3,176,895    Federal National Mortgage Association
                         5.000%, 07/01/33....................     3,162,663
           1,905,599    Federal National Mortgage Association
                         4.500%, 08/01/33....................     1,845,015
           4,565,756    Federal National Mortgage Association
                         5.000%, 08/01/33....................     4,545,303
           8,269,610    Federal National Mortgage Association
                         5.500%, 08/01/33....................     8,404,866
           3,746,826    Federal National Mortgage Association
                         5.000%, 09/01/33....................     3,724,847
           2,284,661    Federal National Mortgage Association
                         6.500%, 09/01/33....................     2,392,036
           3,699,497    Federal National Mortgage Association
                         4.500%, 10/01/33....................     3,582,170
          12,814,413    Federal National Mortgage Association
                         5.000%, 10/01/33....................    12,758,675
           1,629,307    Federal National Mortgage Association
                         5.500%, 10/01/33....................     1,655,508
           2,129,783    Federal National Mortgage Association
                         6.500%, 10/01/33....................     2,229,879
          11,808,771    Federal National Mortgage Association
                         5.500%, 12/01/33....................    12,001,913
           5,956,680    Federal National Mortgage Association
                         5.500%, 02/01/34....................     6,050,834
           3,546,447    Federal National Mortgage Association
                         5.500%, 03/01/34....................     3,602,503
           2,948,021    Federal National Mortgage Association
                         4.500%, 04/01/34....................     2,853,132
          10,452,702    Federal National Mortgage Association
                         5.000%, 04/01/34....................    10,383,190
           2,271,254    Federal National Mortgage Association
                         5.500%, 04/01/34....................     2,307,154
           3,004,370    Federal National Mortgage Association
                         5.000%, 05/01/34....................     2,982,383
           4,368,257    Federal National Mortgage Association
                         6.000%, 05/01/34....................     4,518,910
           3,726,817    Federal National Mortgage Association
                         5.500%, 06/01/34....................     3,785,724
           6,991,100    Federal National Mortgage Association
                         5.000%, 09/01/34....................     6,944,522
           8,000,000    Federal National Mortgage Association
                         5.500%, 12/01/34....................     8,126,452
             300,000    Federal National Mortgage Association
                         6.210%, 08/06/38....................       343,117

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-80

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
      -------------------------------------------------------------------

                   FEDERAL AGENCIES--(CONTINUED)
      $  3,000,000 Federal National Mortgage Association
                    5.500%, TBA............................ $   3,045,000
         8,870,000 Federal National Mortgage Association
                    6.000%, TBA............................     9,169,362
             7,023 Government National Mortgage Association
                    8.000%, 09/15/16.......................         7,652
            19,415 Government National Mortgage Association
                    6.500%, 05/15/23.......................        20,541
            98,915 Government National Mortgage Association
                    9.000%, 11/15/24.......................       111,042
            21,812 Government National Mortgage Association
                    8.000%, 08/15/26.......................        23,688
            28,906 Government National Mortgage Association
                    8.000%, 09/15/26.......................        31,393
           357,791 Government National Mortgage Association
                    6.500%, 02/15/27.......................       377,375
               503 Government National Mortgage Association
                    7.000%, 04/15/27.......................           534
            17,385 Government National Mortgage Association
                    8.000%, 05/15/27.......................        18,772
            69,178 Government National Mortgage Association
                    7.000%, 01/15/28.......................        73,443
            36,824 Government National Mortgage Association
                    7.500%, 02/20/28.......................        39,408
            44,274 Government National Mortgage Association
                    7.000%, 04/15/28.......................        47,003
            69,215 Government National Mortgage Association
                    7.000%, 05/15/28.......................        73,482
            65,241 Government National Mortgage Association
                    7.000%, 06/15/28.......................        69,263
            92,834 Government National Mortgage Association
                    6.500%, 07/15/28.......................        97,755
           123,707 Government National Mortgage Association
                    6.500%, 08/15/28.......................       130,264
            60,804 Government National Mortgage Association
                    7.000%, 10/15/28.......................        64,552
            98,095 Government National Mortgage Association
                    6.500%, 11/15/28.......................       103,295
            22,023 Government National Mortgage Association
                    6.500%, 12/15/28.......................        23,191
            76,636 Government National Mortgage Association
                    6.000%, 01/15/29.......................        79,529
            40,371 Government National Mortgage Association
                    7.000%, 06/15/29.......................        42,854
            86,456 Government National Mortgage Association
                    8.000%, 06/15/29.......................        93,309
            51,412 Government National Mortgage Association
                    6.500%, 07/15/29.......................        54,083
            59,963 Government National Mortgage Association
                    7.500%, 08/15/29.......................        64,293
            67,487 Government National Mortgage Association
                    7.000%, 09/15/29.......................        71,639
            48,170 Government National Mortgage Association
                    7.500%, 04/15/30.......................        51,643
             9,408 Government National Mortgage Association
                    7.000%, 01/15/31.......................         9,982

         FACE                                                      VALUE
        AMOUNT                                                    (NOTE 1)
     ------------------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
     $     81,444    Government National Mortgage Association
                      7.000%, 03/15/31......................... $      86,421
          359,972    Government National Mortgage Association
                      6.500%, 06/20/31.........................       377,612
          751,987    Government National Mortgage Association
                      7.000%, 08/15/31.........................       797,939
          597,445    Government National Mortgage Association
                      7.000%, 02/15/32.........................       633,712
          766,604    Government National Mortgage Association
                      6.500%, 07/15/32.........................       806,026
          434,863    Government National Mortgage Association
                      7.000%, 07/15/32.........................       461,260
        2,910,209    Government National Mortgage Association
                      6.000%, 01/15/33.........................     3,018,035
        1,000,000    Tennessee Valley Authority
                      6.000%, 3/15/13..........................     1,110,651
                                                                -------------
                                                                  415,461,842
                                                                -------------

                     FINANCE & BANKING--4.8%
        2,750,000    Allstate Corp. 6.125%, 02/15/12...........     3,007,161
          150,000    Allstate Corp. 6.900%, 05/15/38 (c).......       174,084
        1,000,000    American General Finance Corp.
                      5.375%, 10/1/12..........................     1,034,268
          600,000    Associates Corp. North America
                      6.250%, 11/1/08..........................       650,220
        1,700,000    Associates Corp. North America
                      6.950%, 11/1/18..........................     1,978,187
          500,000    AXA Financial, Inc. 7.750%, 08/01/10......       578,192
          300,000    Bank of America Corp. 7.400%, 01/15/11....       347,987
        3,575,000    Bank One Corporation 2.625%, 06/30/08.....     3,437,817
          300,000    Bell Atlantic Financial Services, Inc.
                      7.600%, 03/15/07 (c).....................       322,734
          750,000    BellSouth Capital Funding Corp.
                      7.750%, 2/15/10..........................       865,178
          173,000    Boeing Capital Corp. 5.650%, 05/15/06.....       178,451
          151,000    Chase Manhattan Corp. 7.125%, 02/01/07....       161,827
          350,000    Chubb Corp. 6.000%, 11/15/11..............       376,686
          400,000    CIT Group, Inc. 7.750%, 04/02/12..........       472,904
        2,000,000    Citigroup, Inc. 5.750%, 05/10/06..........     2,066,105
          500,000    Citigroup, Inc. 3.500%, 02/01/08..........       497,770
          750,000    Citigroup, Inc. 6.200%, 03/15/09..........       814,526
          250,000    Citigroup, Inc. 7.250%, 10/01/10..........       286,652
          500,000    Countrywide Funding Corp.
                      5.625%, 5/15/07..........................       521,493
          250,000    Equitable Cos., Inc. 6.500%, 04/01/08.....       269,031
          250,000    FleetBoston Financial Corp.
                      7.250%, 9/15/05..........................       257,259
          500,000    FleetBoston Financial Corp.
                      4.875%, 12/1/06..........................       513,189
        1,200,000    Ford Motor Credit Co. 6.500%, 01/25/07 (c)     1,246,343
        1,000,000    Ford Motor Credit Co. 7.750%, 02/15/07 (c)     1,062,443
        1,000,000    Ford Motor Credit Co. 7.375%, 10/28/09....     1,076,774
          300,000    Ford Motor Credit Co. 7.375%, 02/01/11 (c)       323,143
          400,000    General Electric Capital Corp.
                      5.375%, 3/15/07..........................       415,825

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-81

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


        FACE                                                        VALUE
       AMOUNT                                                      (NOTE 1)
    --------------------------------------------------------------------------

                    FINANCE & BANKING--(CONTINUED)
    $  1,800,000    General Electric Capital Corp.
                     5.450%, 01/15/13 (c)....................... $   1,899,833
         200,000    General Electric Capital Corp.
                     6.750%, 03/15/32...........................       233,619
         100,000    General Electric Capital Corp.
                     7.500%, 08/21/35...........................       126,354
       1,000,000    General Motors Acceptance Corp.
                     7.500%, 07/15/05...........................     1,020,600
       1,000,000    General Motors Acceptance Corp.
                     6.750%, 01/15/06...........................     1,025,947
         600,000    General Motors Acceptance Corp.
                     6.125%, 02/01/07...........................       616,116
         250,000    General Motors Acceptance Corp.
                     5.850%, 01/14/09...........................       254,140
         600,000    General Motors Acceptance Corp.
                     7.750%, 01/19/10...........................       643,056
         300,000    General Motors Acceptance Corp.
                     7.250%, 03/02/11...........................       313,285
       1,500,000    Heller Financial, Inc. 6.375%, 03/15/06.....     1,556,886
         350,000    Heller Financial, Inc. 7.375%, 11/01/09.....       399,320
         350,000    Household Finance Corp. 8.000%, 05/09/05....       356,314
         500,000    Household Finance Corp. 5.750%, 01/30/07....       522,271
       2,500,000    Household Finance Corp.
                     4.750%, 05/15/09 (c).......................     2,563,565
         300,000    Household Finance Corp. 8.000%, 07/15/10....       352,775
         100,000    Household Finance Corp. 7.000%, 05/15/12....       114,129
         500,000    KFW International Finance, Inc.
                     4.750%, 01/24/07...........................       514,085
       1,000,000    KFW International Finance, Inc.
                     8.000%, 02/15/10...........................     1,186,733
       4,250,000    Lehman Brothers Holdings, Inc.
                     3.600%, 03/13/09 (c).......................     4,184,057
         250,000    Mellon Funding Corp. 6.400%, 05/14/11.......       276,644
       1,000,000    National Rural Utilities Cooperative Finance
                     Corp. 6.200%, 02/01/08.....................     1,070,455
         300,000    National Rural Utilities Cooperative Finance
                     Corp. 8.000%, 03/01/32.....................       390,921
         500,000    Southern Co. Capital Funding
                     5.300%, 02/01/07 (c).......................       516,156
          14,504    Vanderbilt Mortgage & Finance, Inc.
                     6.080%, 12/07/15...........................        14,620
         500,000    Wachovia Corp. 4.950%, 11/01/06.............       513,464
         500,000    Washington Mutual, Inc. 5.625%, 01/15/07 (c)       520,329
                                                                 -------------
                                                                    44,121,923
                                                                 -------------

                    FINANCIAL SERVICES--0.1%
       1,000,000    General Electric Capital Corp.
                     6.000%, 06/15/12...........................     1,090,243
                                                                 -------------

                    FOOD & BEVERAGES--1.1%
         200,000    Archer-Daniels-Midland Co.
                     8.875%, 04/15/11 (c).......................       249,078
         400,000    Campbell Soup Co. 5.500%, 03/15/07..........       416,444
         300,000    Coca-Cola Enterprises, Inc.
                     6.950%, 11/15/26...........................       352,999
         500,000    ConAgra Foods, Inc. 6.000%, 09/15/06........       520,747

         FACE                                                    VALUE
        AMOUNT                                                  (NOTE 1)
     ----------------------------------------------------------------------

                  FOOD & BEVERAGES--(CONTINUED)
     $    300,000 Fred Meye, Inc. 7.450%, 03/01/08........... $     330,594
          400,000 General Mills, Inc. 5.125%, 02/15/07 (c)...       412,563
        2,000,000 General Mills, Inc. 6.000%, 02/15/12.......     2,169,777
        2,700,000 Kellogg Co. 6.600%, 04/01/11...............     3,024,605
          900,000 Kraft Foods, Inc. 6.250%, 06/01/12.........       985,977
          950,000 Kroger Co. 5.500%, 02/01/13 (c)............       994,192
          300,000 Pepsi Bottling Group, Inc. 7.000%, 03/01/29       360,869
          300,000 Unilever Capital Corp. 7.125%, 11/01/10....       345,300
                                                              -------------
                                                                 10,163,145
                                                              -------------

                  FOREST PRODUCTS & PAPER--0.2%
          250,000 International Paper Co. 6.875%, 04/15/29...       282,088
        1,000,000 MeadWestvaco Corp. 6.850%, 04/01/12 (c)....     1,130,825
          500,000 Weyerhaeuser Co. 7.375%, 03/15/32..........       591,180
                                                              -------------
                                                                  2,004,093
                                                              -------------

                  GAS & OIL--0.6%
          300,000 Atlantic Richfield Co. 5.900%, 04/15/09....       323,991
          300,000 Conoco, Inc. 6.950%, 04/15/29..............       353,145
        1,900,000 Devon Financing Corp. 6.875%, 09/30/11 (c).     2,151,855
          750,000 Kinder Morgan Energy Partners, L.P.
                   6.750%, 03/15/11..........................       835,347
          300,000 Occidental Petroleum Corp.
                   7.375%, 11/15/08..........................       335,315
          300,000 Phillips Petroleum Co. 6.375%, 03/30/09....       328,201
        1,000,000 Southern California Gas Co.
                   4.800%, 10/01/12..........................     1,015,631
          300,000 Transocean Sedco Forex, Inc.
                   7.500%, 04/15/31 (c)......................       363,435
                                                              -------------
                                                                  5,706,920
                                                              -------------

                  INDUSTRIAL MACHINERY--0.1%
          300,000 Deere & Co. 7.850%, 05/15/10...............       351,251
          850,000 Deere & Co. 6.950%, 04/25/14...............       993,001
                                                              -------------
                                                                  1,344,252
                                                              -------------

                  INSURANCE--0.2%
          250,000 American General Capital II
                   8.500%, 07/01/30..........................       334,129
          500,000 GE Global Insurance Holding Corp.
                   7.500%, 06/15/10..........................       566,776
          105,000 Hartford Financial Services Group, Inc.
                   6.375%, 11/01/08..........................       112,746
          780,000 Hartford Life, Inc. 7.650%, 06/15/27.......       954,755
                                                              -------------
                                                                  1,968,406
                                                              -------------

                  INVESTMENT BROKERAGE--1.3%
          500,000 Bear Stearns Co., Inc. 5.700%, 01/15/07 (c)       521,261
          250,000 Bear Stearns Co., Inc. 7.800%, 08/15/07....       275,553
          900,000 Bear Stearns Co., Inc. 5.700%, 11/15/14....       951,561
          300,000 Donaldson Lufkin & Jenrette
                   6.500%, 06/01/08..........................       325,239
          750,000 The Goldman Sachs Group, Inc.
                   6.650%, 05/15/09..........................       828,093

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-82

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


         FACE                                                      VALUE
        AMOUNT                                                    (NOTE 1)
     ---------------------------------------------------------------------------

                     INVESTMENT BROKERAGE--(CONTINUED)
     $  2,075,000    The Goldman Sachs Group, Inc.
                      6.125%, 02/15/33......................... $   2,155,657
          350,000    JPMorgan Chase & Co. 5.350%, 03/01/07.....       363,209
          500,000    JPMorgan Chase & Co.
                      5.250%, 05/30/07 (c).....................       519,212
          250,000    JPMorgan Chase & Co.
                      6.750%, 02/01/11 (c).....................       280,788
        2,000,000    Lehman Brothers Holdings, Inc.
                      7.750%, 01/15/05.........................     2,002,572
          250,000    Merrill Lynch & Co. 6.375%, 10/15/08......       271,055
          200,000    Merrill Lynch & Co. 6.500%, 07/15/18......       222,600
        1,150,000    Morgan Stanley 7.250%, 04/01/32...........     1,381,282
          340,000    Paine Webber Group, Inc.
                      6.550%, 04/15/08.........................       368,547
        1,000,000    The Goldman Sachs Group, Inc.
                      5.700%, 09/01/12 (c).....................     1,059,176
                                                                -------------
                                                                   11,525,805
                                                                -------------

                     LEISURE--0.1%
          500,000    Carnival Corp. 6.150%, 04/15/08...........       535,542
                                                                -------------

                     MEDIA--1.6%
        4,650,000    AOL Time Warner, Inc. 6.150%, 05/01/07....     4,906,099
          300,000    AOL Time Warner, Inc. 7.625%, 04/15/31....       362,885
          500,000    Belo Corp. 8.000%, 11/01/08...............       563,241
        1,800,000    CBS, Inc. 7.150%, 05/20/05................     1,827,099
          600,000    Clear Channel Communications, Inc.
                      6.000%, 11/01/06.........................       623,780
          250,000    Comcast Cable Communications
                      8.375%, 05/01/07.........................       276,036
        1,445,000    Comcast Corp. 5.300%, 01/15/14 (c)........     1,485,895
          250,000    Cox Communications, Inc.
                      7.750%, 11/01/10.........................       286,739
        1,950,000    News America, Inc. 6.550%, 03/15/33.......     2,075,399
          250,000    The Walt Disney Co. 7.300%, 02/08/05......       251,067
        1,000,000    The Walt Disney Co. 6.750%, 03/30/06......     1,042,506
          200,000    The Walt Disney Co. 6.375%, 03/01/12 (c)..       222,504
          250,000    Time Warner Entertainment Co., L.P.
                      7.250%, 09/01/08.........................       277,281
          418,000    Time Warner, Inc. 9.125%, 01/15/13 (c)....       533,588
                                                                -------------
                                                                   14,734,119
                                                                -------------

                     REAL ESTATE--0.3%
        1,000,000    EOP Operating, L.P. 8.375%, 03/15/06......     1,058,567
        1,500,000    EOP Operating, L.P. 5.875%, 01/15/13......     1,584,120
                                                                -------------
                                                                    2,642,687
                                                                -------------

                     RETAIL--0.5%
        1,000,000    Lowe's Cos., Inc. 6.875%, 02/15/28........     1,173,474
          750,000    Safeway, Inc. 6.150%, 03/01/06............       773,881
          500,000    Wal-Mart Stores, Inc. 6.875%, 08/10/09....       561,326
        2,075,000    Wal-Mart Stores, Inc. 4.550%, 05/01/13 (c)     2,093,774
                                                                -------------
                                                                    4,602,455
                                                                -------------

         FACE                                                    VALUE
        AMOUNT                                                  (NOTE 1)
     ----------------------------------------------------------------------

                  TELECOMMUNICATIONS--1.2%
     $    500,000 Alltel Corp. 6.800%, 05/01/29.............. $     555,245
          500,000 Alltel Corp. 7.875%, 07/01/32..............       628,285
          976,000 AT&T Broadband Corp. 8.375%, 03/15/13......     1,202,915
          500,000 AT&T Wireless Services, Inc.
                   8.125%, 05/01/12..........................       604,169
          300,000 AT&T Wireless Services, Inc.
                   8.750%, 03/01/31..........................       404,451
          250,000 BellSouth Capital Funding Corp.
                   7.875%, 02/15/30..........................       311,350
          100,000 Cingular Wireless, L.L.C. 7.125%, 12/15/31.       114,564
          850,000 Motorola, Inc. 7.625%, 11/15/10 (c)........       985,217
          300,000 SBC Communications, Inc.
                   5.750%, 05/02/06..........................       309,716
        2,400,000 SBC Communications, Inc.
                   5.875%, 02/01/12 (c)......................     2,586,363
          400,000 Sprint Capital Corp. 7.625%, 01/30/11......       464,487
        1,500,000 Sprint Capital Corp. 6.900%, 05/01/19......     1,674,799
          400,000 Verizon New England, Inc. 6.500%, 9/15/11..       439,322
          500,000 Verizon New York, Inc. 7.375%, 04/01/32 (c)       575,631
                                                              -------------
                                                                 10,856,514
                                                              -------------

                  TRANSPORTATION--0.3%
        1,000,000 Burlington Northern Santa Fe Corp.
                   5.900%, 07/01/12..........................     1,080,475
          300,000 CSX Corp. 7.450%, 05/01/07.................       324,396
          200,000 CSX Corp. 6.750%, 03/15/11 (c).............       223,661
          500,000 CSX Corp. 7.900%, 05/01/17 (c).............       618,190
          350,000 Norfolk Southern Corp. 6.200%, 04/15/09....       377,795
          300,000 Norfolk Southern Corp. 7.250%, 02/15/31....       360,191
                                                              -------------
                                                                  2,984,708
                                                              -------------

                  TRUCKING & FREIGHT FORWARDING--0.0%
          100,000 Fedex Corp. 6.875%, 02/15/06...............       103,572
                                                              -------------

                  U.S. TREASURY--24.8%
        4,000,000 United States Treasury Bonds
                   9.375%, 02/15/06 (c)......................     4,288,600
        1,375,000 United States Treasury Bonds
                   9.250%, 02/15/16 (c)......................     1,963,170
        1,910,000 United States Treasury Bonds
                   7.500%, 11/15/16 (c)......................     2,440,846
        1,000,000 United States Treasury Bonds
                   8.750%, 05/15/17 (c)......................     1,401,680
        1,270,000 United States Treasury Bonds
                   8.875%, 08/15/17 (c)......................     1,800,504
        1,600,000 United States Treasury Bonds
                   9.125%, 5/15/2018.........................     2,328,240
        8,785,000 United States Treasury Bonds
                   8.875%, 02/15/19 (c)......................    12,646,798
        1,895,000 United States Treasury Bonds
                   8.125%, 08/15/19 (c)......................     2,587,585
          315,000 United States Treasury Bonds
                   8.750%, 08/15/20 (c)......................       455,402

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-83

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


                FACE                                        VALUE
               AMOUNT                                      (NOTE 1)
            ----------------------------------------------------------

                            U.S. TREASURY--(CONTINUED)
            $  2,650,000    United States Treasury Bonds
                             7.875%, 02/15/21 (c)....... $   3,581,290
               4,600,000    United States Treasury Bonds
                             8.125%, 08/15/21 (c).......     6,370,356
               1,475,000    United States Treasury Bonds
                             8.000%, 11/15/21 (c).......     2,025,234
               2,000,000    United States Treasury Bonds
                             7.625%, 11/15/22...........     2,673,140
               7,750,000    United States Treasury Bonds
                             6.250%, 08/15/23 (c).......     9,077,187
                 500,000    United States Treasury Bonds
                             6.750%, 08/15/26 (c).......       623,750
               1,000,000    United States Treasury Bonds
                             6.500%, 11/15/26 (c).......     1,215,040
               3,950,000    United States Treasury Bonds
                             6.125%, 11/15/27 (c).......     4,612,455
               2,420,000    United States Treasury Bonds
                             5.500%, 08/15/28 (c).......     2,618,996
               2,225,000    United States Treasury Bonds
                             5.375%, 02/15/31 (c).......     2,405,425
               3,000,000    United States Treasury Notes
                             1.625%, 02/28/06 (c).......     2,959,335
              13,250,000    United States Treasury Notes
                             2.000%, 05/15/06 (c).......    13,095,240
               6,000,000    United States Treasury Notes
                             2.375%, 08/15/06 (c).......     5,943,048
              16,000,000    United States Treasury Notes
                             2.500%, 10/31/06 (c).......    15,851,200
               7,700,000    United States Treasury Notes
                             2.625%, 11/15/06 (c).......     7,643,482
               6,650,000    United States Treasury Notes
                             6.250%, 02/15/07 (c).......     7,079,456
              16,680,000    United States Treasury Notes
                             3.125%, 05/15/07 (c).......    16,671,826
               3,400,000    United States Treasury Notes
                             3.250%, 08/15/07 (c).......     3,405,440
               1,500,000    United States Treasury Notes
                             5.500%, 02/15/08 (c).......     1,598,415
               5,580,000    United States Treasury Notes
                             5.625%, 05/15/08 (c).......     5,986,057
               3,000,000    United States Treasury Notes
                             3.250%, 08/15/08 (c).......     2,986,530
              15,820,000    United States Treasury Notes
                             3.375%, 11/15/08 (c).......    15,777,365
               4,000,000    United States Treasury Notes
                             3.875%, 05/15/09 (c).......     4,058,908
               4,420,000    United States Treasury Notes
                             3.625%, 07/15/09 (c).......     4,433,083
               7,800,000    United States Treasury Notes
                             6.000%, 08/15/09 (c).......     8,603,166
               5,000,000    United States Treasury Notes
                             3.375%, 10/15/09...........     4,950,000
               4,000,000    United States Treasury Notes
                             3.500%, 12/15/09 (c).......     3,980,640
               1,710,000    United States Treasury Notes
                             6.500%, 02/15/10 (c).......     1,936,079

           FACE                                                VALUE
          AMOUNT                                              (NOTE 1)
       ------------------------------------------------------------------

                    U.S. TREASURY--(CONTINUED)
       $  7,120,000 United States Treasury Notes
                     5.750%, 08/15/10 (c).................. $   7,838,956
          3,500,000 United States Treasury Notes
                     5.000%, 08/15/11 (c)..................     3,725,995
          4,500,000 United States Treasury Notes
                     4.875%, 02/15/12 (c)..................     4,755,060
          5,000,000 United States Treasury Notes
                     4.375%, 08/15/12 (c)..................     5,118,750
          7,250,000 United States Treasury Notes
                     4.000%, 11/15/12 (c)..................     7,237,820
          1,950,000 United States Treasury Notes
                     4.250%, 08/15/13 (c)..................     1,965,015
          1,600,000 United States Treasury Notes
                     4.250%, 11/15/13 (c)..................     1,609,952
          4,230,000 United States Treasury Notes
                     4.250%, 08/15/14 (c)..................     4,238,883
                                                            -------------
                                                              228,565,399
                                                            -------------

                    YANKEE--5.7%
          1,000,000 Abbey National, Plc.
                     6.690%, 10/17/05......................     1,024,930
            300,000 Apache Finance Canada Corp.
                     7.750%, 12/15/29......................       389,786
          4,650,000 Asian Development Bank
                     4.875%, 02/05/07......................     4,804,242
            500,000 BP Canada Finance Co.
                     3.375%, 10/31/07......................       497,207
          1,000,000 British Telecommunications, Plc.
                     8.875%, 12/15/30 (d)..................     1,335,693
            600,000 Burlington Resources Finance Co.
                     5.700%, 3/1/07........................       626,093
            500,000 Conoco Funding Co.
                     6.350%, 10/15/11......................       557,010
          1,000,000 Deutsche Telekom International Finance
                     8.750%, 06/15/30 (d)..................     1,320,458
          1,000,000 European Investment Bank
                     4.000%, 08/30/05 (c)..................     1,007,630
          1,500,000 Government of Canada
                     6.750%, 08/28/06......................     1,587,515
          2,200,000 HSBC Holdings, Plc.
                     7.500%, 07/15/09 (c)..................     2,506,166
          5,050,000 HSBC Holdings, Plc.
                     5.250%, 12/12/12 (c)..................     5,236,278
          1,350,000 Hydro-Quebec 7.500%, 04/01/16 (c)......     1,654,837
          1,000,000 Hydro-Quebec 8.400%, 01/15/22..........     1,362,178
            700,000 Intermediate American Development Bank
                     5.375%, 11/18/08......................       746,234
            400,000 Intermediate American Development Bank
                     8.875%, 06/01/09......................       481,672
            200,000 Intermediate American Development Bank
                     7.000%, 06/15/25......................       247,169
            500,000 Intermediate American Development Bank
                     6.800%, 10/15/25......................       597,278
          1,000,000 International Bank for Reconstruction &
                     Development 4.375%, 09/28/06..........     1,020,910

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-84

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


         FACE                                                      VALUE
        AMOUNT                                                    (NOTE 1)
     ------------------------------------------------------------------------

                     YANKEE--(CONTINUED)
     $    535,000    International Bank for Reconstruction &
                      Development 8.875%, 03/01/26............. $     773,699
        2,000,000    Korea Development Bank 5.750%, 09/10/13...     2,119,308
          350,000    National Australia Bank, Ltd.
                      6.600%, 12/10/07.........................       377,093
          300,000    Norsk Hydro A/S 6.700%, 01/15/18..........       342,272
        1,350,000    Norsk Hydro A/S 6.800%, 01/15/28..........     1,561,050
        1,000,000    Petroleos Mexicanos 9.250%, 03/30/18......     1,237,500
          250,000    Province of Nova Scotia 9.250%, 03/01/20..       356,116
          300,000    Province of Ontario 5.500%, 10/01/08 (c)..       318,973
        2,000,000    Province of Ontario 5.125%, 07/17/12......     2,106,858
          350,000    Province of Quebec 7.500%, 07/15/23 (c)...       446,239
          500,000    Republic of Italy 5.250%, 04/05/06........       512,575
          300,000    Republic of Italy 6.000%, 05/29/08........       322,005
        3,650,000    Republic of Italy 5.625%, 06/15/12 (c)....     3,960,889
          200,000    Republic of Korea 8.875%, 04/15/08........       231,399
        1,000,000    Telefonica Europe BV 8.250%, 09/15/30.....     1,337,516
        1,275,000    Tyco International Group S.A.
                      6.875%, 1/15/29..........................     1,461,436
        3,100,000    United Mexican States 9.875%, 01/15/07 (c)     3,489,050
          500,000    United Mexican States 9.875%, 02/01/10 (c)       614,250
          250,000    United Mexican States 8.375%, 01/14/11 (c)       293,750
        2,200,000    United Mexican States 8.000%, 09/24/22....     2,535,500
        1,150,000    Vodafone Airtouch, Plc. 7.750%, 02/15/10..     1,336,473
                                                                -------------
                                                                   52,737,237
                                                                -------------
                     Total Bonds & Notes
                      (Identified Cost $888,152,918)...........   905,550,434
                                                                -------------

       SHORT TERM INVESTMENTS--2.4%
          FACE                                                VALUE
         AMOUNT                                              (NOTE 1)
       -----------------------------------------------------------------

                   DISCOUNT NOTES--2.4%
       $21,700,000 Federal Home Loan Bank 1.000%, 01/03/05 $ 21,698,794
                                                           ------------
                   Total Short Term Investments
                    (Identified Cost $21,698,794).........   21,698,794
                                                           ------------
                   Total Investments--100.6%
                    (Identified Cost $909,851,712) (a)....  927,249,228
                   Other assets less liabilities..........   (5,564,752)
                                                           ------------
                   TOTAL NET ASSETS--100%................. $921,684,476
                                                           ============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-85

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

    ASSETS
      Investments at value.....................              $  927,249,228
      Cash.....................................                     479,625
      Collateral for securities loaned.........                 230,082,940
      Receivable for:
       Fund shares sold........................                  14,753,502
       Accrued interest........................                   9,174,775
                                                             --------------
        Total Assets...........................               1,181,740,070
    LIABILITIES
      Payable for:
       Fund shares redeemed.................... $    418,702
       Securities purchased....................   29,214,020
       Return of collateral for securities
        loaned.................................  230,082,940
      Accrued expenses:
       Management fees.........................      189,286
       Service and distribution fees...........       58,903
       Other expenses..........................       91,743
                                                ------------
        Total Liabilities......................                 260,055,594
                                                             --------------
    NET ASSETS.................................              $  921,684,476
                                                             ==============
      Net assets consist of:
       Capital paid in.........................              $  873,903,875
       Undistributed net investment income.....                  37,565,243
       Accumulated net realized gains
        (losses)...............................                  (7,182,158)
       Unrealized appreciation (depreciation)
        on investments.........................                  17,397,516
                                                             --------------
    NET ASSETS.................................              $  921,684,476
                                                             ==============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per
     share ($550,456,065 divided by
     49,957,081 shares outstanding)............              $        11.02
                                                             ==============
    CLASS B
    Net asset value and redemption price per
     share ($170,958,435 divided by
     15,727,820 shares outstanding)............              $        10.87
                                                             ==============
    CLASS E
    Net asset value and redemption price per
     share ($200,269,976 divided by
     18,254,944 shares outstanding)............              $        10.97
                                                             ==============
    Identified cost of investments.............              $  909,851,712
                                                             ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

      INVESTMENT INCOME
        Interest................................            $37,397,653(a)
                                                            -----------
      EXPENSES
        Management fees......................... $1,973,303
        Service and distribution fees--Class B..    253,524
        Service and distribution fees--Class E..    257,440
        Directors' fees and expenses............     23,099
        Custodian...............................    239,070
        Audit and tax services..................     21,371
        Legal...................................     18,591
        Printing................................    220,150
        Insurance...............................     18,009
        Miscellaneous...........................     18,658
                                                 ----------
        Total expenses..........................              3,043,215
                                                            -----------
      NET INVESTMENT INCOME.....................             34,354,438
                                                            -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................              1,267,742
      Unrealized appreciation (depreciation) on:
        Investments--net........................             (2,275,194)
                                                            -----------
      Net gain (loss)...........................             (1,007,452)
                                                            -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................            $33,346,986
                                                            ===========

(a)Includes income on securities loaned of $168,005.

                See accompanying notes to financial statements.

                                    MSF-86

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $ 34,354,438  $ 26,110,538
  Net realized gain (loss)..........................................    1,267,742     4,447,265
  Unrealized appreciation (depreciation)............................   (2,275,194)     (945,644)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   33,346,986    29,612,159
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................  (15,454,454)  (20,418,872)
    Class B.........................................................   (2,294,962)   (3,275,295)
    Class E.........................................................   (4,599,518)   (2,932,654)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................  (22,348,934)  (26,626,821)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  220,370,418   262,257,815
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  231,368,470   265,243,153

NET ASSETS
  Beginning of the period...........................................  690,316,006   425,072,853
                                                                     ------------  ------------
  End of the period................................................. $921,684,476  $690,316,006
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $ 37,565,243  $ 22,329,887
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                  YEAR ENDED
                                                                    DECEMBER 31, 2004           DECEMBER 31, 2003
                                                               --------------------------  --------------------------
                                                                  SHARES          $           SHARES          $
                                                               -----------  -------------  -----------  -------------
CLASS A
  Sales.......................................................  14,092,053  $ 152,087,155   11,316,473  $ 124,110,819
  Shares issued through acquisition...........................           0              0   14,667,272    147,250,466
  Reinvestments...............................................   1,451,122     15,454,454    1,911,879     20,418,872
  Redemptions................................................. (11,388,487)  (123,987,784) (13,151,256)  (142,857,083)
                                                               -----------  -------------  -----------  -------------
  Net increase (decrease).....................................   4,154,688  $  43,553,825   14,744,368  $ 148,923,074
                                                               ===========  =============  ===========  =============
CLASS B
  Sales.......................................................  11,166,953  $ 119,722,237    4,475,302  $  48,528,790
  Reinvestments...............................................     218,152      2,294,962      310,160      3,275,295
  Redemptions.................................................  (2,507,939)   (26,951,090)  (2,082,854)   (22,374,177)
                                                               -----------  -------------  -----------  -------------
  Net increase (decrease).....................................   8,877,166  $  95,066,109    2,702,608  $  29,429,908
                                                               ===========  =============  ===========  =============
CLASS E
  Sales.......................................................  10,365,630  $ 111,521,521    9,030,779  $  98,285,195
  Reinvestments...............................................     433,508      4,599,518      275,367      2,932,654
  Redemptions.................................................  (3,169,955)   (34,370,555)  (1,599,162)   (17,313,016)
                                                               -----------  -------------  -----------  -------------
  Net increase (decrease).....................................   7,629,183  $  81,750,484    7,706,984  $  83,904,833
                                                               ===========  =============  ===========  =============
  Increase (decrease) derived from capital share transactions.  20,661,037  $ 220,370,418   25,153,960  $ 262,257,815
                                                               ===========  =============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-87

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS


                                                                               CLASS A
                                                          ------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------
                                                            2004      2003      2002      2001      2000
                                                          --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $  10.93  $  11.17  $  10.46  $   9.90  $   9.45
                                                          --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................     0.46      0.45      0.47      0.54      0.63
  Net realized and unrealized gain (loss) on investments.    (0.02)    (0.06)     0.57      0.19      0.45
                                                          --------  --------  --------  --------  --------
  Total from investment operations.......................     0.44      0.39      1.04      0.73      1.08
                                                          --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income...............    (0.35)    (0.63)    (0.33)    (0.17)    (0.63)
                                                          --------  --------  --------  --------  --------
  Total distributions....................................    (0.35)    (0.63)    (0.33)    (0.17)    (0.63)
                                                          --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD........................... $  11.02  $  10.93  $  11.17  $  10.46  $   9.90
                                                          ========  ========  ========  ========  ========
TOTAL RETURN (%).........................................      4.1       3.6      10.2       7.4      11.4
Ratio of operating expenses to average net assets (%)....     0.32      0.34      0.34      0.38      0.37
Ratio of net investment income to average net assets (%).     4.42      4.44      5.14      5.66      6.54
Portfolio turnover rate (%)..............................       27        46        48        18        15
Net assets, end of period (000).......................... $550,456  $500,629  $346,774  $254,357  $145,837

                                                                 CLASS B                                       CLASS E
                                              ------------------------------------------     ----------------------------
                                                                          JANUARY 2, 2001(A)
                                                YEAR ENDED DECEMBER 31,        THROUGH         YEAR ENDED DECEMBER 31,
                                              --------------------------     DECEMBER 31,    ---------------------------
                                                2004      2003     2002          2001          2004      2003      2002
                                              --------  -------  -------  ------------------ --------  --------  -------
NET ASSET VALUE, BEGINNING OF
 PERIOD...................................... $  10.79  $ 11.04  $ 10.37       $  9.93       $  10.89  $  11.14  $ 10.45
                                              --------  -------  -------       -------       --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................     0.36     0.40     0.38          0.38           0.44      0.52     0.45
  Net realized and unrealized gain (loss) on
   investments...............................     0.04    (0.04)    0.61          0.23          (0.02)    (0.15)    0.57
                                              --------  -------  -------       -------       --------  --------  -------
  Total from investment operations...........     0.40     0.36     0.99          0.61           0.42      0.37     1.02
                                              --------  -------  -------       -------       --------  --------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income...    (0.32)   (0.61)   (0.32)        (0.17)         (0.34)    (0.62)   (0.33)
                                              --------  -------  -------       -------       --------  --------  -------
  Total distributions........................    (0.32)   (0.61)   (0.32)        (0.17)         (0.34)    (0.62)   (0.33)
                                              --------  -------  -------       -------       --------  --------  -------
NET ASSET VALUE, END OF PERIOD............... $  10.87  $ 10.79  $ 11.04       $ 10.37       $  10.97  $  10.89  $ 11.14
                                              ========  =======  =======       =======       ========  ========  =======
TOTAL RETURN (%).............................      3.8      3.4      9.9           6.1 (b)        3.9       3.5     10.1
Ratio of operating expenses to average net
 assets (%)..................................     0.57     0.59     0.59          0.63 (c)       0.47      0.49     0.49
Ratio of net investment income to average net
 assets (%)..................................     4.16     4.20     4.89          5.33 (c)       4.26      4.29     4.90
Portfolio turnover rate (%)..................       27       46       48            18             27        46       48
Net assets, end of period (000).............. $170,958  $73,938  $45,788       $16,276       $200,270  $115,749  $32,511

                                              ------------
                                              MAY 1, 2001(A)
                                                 THROUGH
                                               DECEMBER 31,
                                                   2001
                                              --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD......................................     $ 9.97
                                                  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................       0.02
  Net realized and unrealized gain (loss) on
   investments...............................       0.46
                                                  ------
  Total from investment operations...........       0.48
                                                  ------
LESS DISTRIBUTIONS
  Distributions from net investment income...       0.00
                                                  ------
  Total distributions........................       0.00
                                                  ------
NET ASSET VALUE, END OF PERIOD...............     $10.45
                                                  ======
TOTAL RETURN (%).............................        4.8(b)
Ratio of operating expenses to average net
 assets (%)..................................       0.53(c)
Ratio of net investment income to average net
 assets (%)..................................       5.74(c)
Portfolio turnover rate (%)..................         18
Net assets, end of period (000)..............     $   87

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-88

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--93.2% OF TOTAL NET ASSETS


    FACE                                                             VALUE
   AMOUNT                                                           (NOTE 1)
 -----------------------------------------------------------------------------

             AEROSPACE & DEFENSE--0.3%
 $  200,000  Alliant Techsystems, Inc. 8.500%, 5/15/11...........  $  219,000
    225,000  DRS Technologies, Inc. (144A) 6.875%, 11/1/13.......     235,125
    225,000  L-3 Communications Holdings, Inc.
              7.625%, 06/15/12...................................     246,937
    175,000  Sequa Corp. 9.000%, 08/01/09........................     197,313
                                                                   ----------
                                                                      898,375
                                                                   ----------

             AIRLINES--0.1%
    100,000  Continental Airlines, Inc. 7.250%, 11/1/05..........      94,103
    154,872  Continental Airlines, Inc. 6.541%, 9/15/09..........     142,768
                                                                   ----------
                                                                      236,871
                                                                   ----------

             APPAREL & TEXTILES--0.1%
    200,000  Levi Strauss & Co. 7.000%, 11/01/06.................     210,000
     50,000  Levi Strauss & Co. 11.625%, 01/15/08................      52,500
    225,000  Oxford Industries, Inc. 8.875%, 06/01/11............     241,594
                                                                   ----------
                                                                      504,094
                                                                   ----------

             ASSET BACKED--4.2%
    246,925  Airplane Pass Through Trust
              10.875%, 03/15/19 (g)(i)...........................           0
    590,000  Ameriquest Mortgage Securities, Inc.
              3.618%, 11/25/34 (d)...............................     594,879
    850,000  Amortizing Residential Collateral Trust
              3.618%, 08/25/32 (d)...............................     854,729
    773,805  Argent NIM Trust (144A) 4.700%, 07/25/34............     771,362
    500,000  Asset Backed Securities Corp.
              4.303%, 04/15/33 (d)...............................     506,933
  1,000,000  Bayview Financial Acquisition Trust (144A)
              3.668%, 08/25/36 (d)...............................     995,313
    517,215  Bear Stearns Asset Backed Securities (144A)
              5.250%, 08/25/34...................................     515,904
    800,000  Countrywide Asset Backed Certificate
              3.668%, 06/25/34 (d)...............................     800,013
    505,168  Countrywide Asset Backed Certificate
              (144A) 5.500%, 10/25/35............................     504,697
    501,538  Credit Suisse First Boston Mortgage Securities Corp.
              3.638%, 09/25/31 (d)...............................     503,411
    175,000  Crown Castle International Corp.
              7.500%, 12/01/13...................................     188,125
    967,927  First Consumers Master Trust
              2.713%, 09/15/08 (d)...............................     944,309
    895,360  Green Tree Financial Corp. 7.070%, 1/15/29..........     951,281
    840,000  Metris Master Trust 3.490%, 11/20/09 (d)............     833,941
    813,071  Mid-State Trust 7.340%, 07/01/35....................     881,409
  2,000,000  Morgan Stanley ABS Capital I, Inc. (144A)
              3.718%, 05/25/34 (d)...............................   2,000,030
    270,000  Novastar Home Equity Loan
              4.043%, 02/25/34 (d)...............................     276,941
    500,000  Residential Asset Securities Corp.
              3.518%, 04/25/32 (d)...............................     502,553
     74,677  Sail Net Interest Margin Notes (144A)
              6.750%, 11/27/33...................................      74,334

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
     ---------------------------------------------------------------------

                 ASSET BACKED--(CONTINUED)
     $  465,445  Sail Net Interest Margin Notes (144A)
                  5.500%, 03/27/34........................... $   463,519
        500,229  Sail Net Interest Margin Notes (144A)
                  5.000%, 04/27/34 (d).......................     502,358
        943,886  Sail Net Interest Margin Notes (144A)
                  5.000%, 12/27/34...........................     944,181
      1,000,000  Varick Structured Asset Fund, Ltd. (144A)
                  3.540%, 11/01/35 (d) (j)...................      10,000
                                                              -----------
                                                               14,620,222
                                                              -----------

                 AUTO PARTS--0.4%
        250,000  BREED Technologies, Inc.
                  9.250%, 04/15/08 (g)(i)....................           0
        250,000  CSK Auto, Inc. 7.000%, 01/15/14.............     245,312
        300,000  Dana Corp. 7.000%, 03/01/29.................     299,250
        250,000  Eagle-Picher Industries, Inc. 9.750%, 9/1/13     250,000
        250,000  Key Plastics Holdings, Inc.
                  10.250%, 03/15/07 (f)......................         313
        100,000  Tenneco Automotive, Inc.
                  10.250%, 7/15/13...........................     118,000
        150,000  Tenneco Automotive, Inc. (144A)
                  8.625%, 11/15/14...........................     156,000
        201,000  TRW Automotive, Inc. 9.375%, 02/15/13.......     233,160
                                                              -----------
                                                                1,302,035
                                                              -----------

                 AUTOMOBILES--0.3%
        925,000  DaimlerChrysler North America Holdings Corp.
                  4.050%, 06/04/08...........................     923,091
                                                              -----------

                 BUILDING & CONSTRUCTION--0.2%
        450,000  Associated Materials, Inc.
                  0/11.250%, 03/01/14 (e)....................     324,000
        250,000  Collins & Aikman Floorcovering Corp.
                  10.000%, 01/15/07..........................     251,650
        125,000  Nortek, Inc. (144A) 8.500%, 09/01/14........     130,625
                                                              -----------
                                                                  706,275
                                                              -----------

                 BUSINESS SERVICES--0.4%
        175,000  Cenveo Corp. 7.875%, 12/01/13...............     162,750
        150,000  Cenveo, Inc. 9.625%, 03/15/12...............     164,625
        150,000  Houghton Mifflin Co. 0/11.500%, 10/15/13 (e)     110,250
        125,000  Iron Mountain, Inc. 8.250%, 07/01/11........     128,906
         50,000  Iron Mountain, Inc. 8.625%, 04/01/13........      53,125
         75,000  Iron Mountain, Inc. 7.750%, 01/15/15........      76,125
        250,000  Iron Mountain, Inc. 6.625%, 01/01/16........     233,125
        200,000  R.H. Donnelley, Inc. (144A)
                  10.875%, 12/15/12..........................     237,500
        157,000  SITEL Corp. 9.250%, 03/15/06................     158,570
                                                              -----------
                                                                1,324,976
                                                              -----------

                 CHEMICALS--1.1%
        125,000  Applied Extrusion Technologies, Inc.
                  10.750%, 07/01/11..........................      74,375
        140,000  Borden Chemicals & Plastics, L.P.
                  9.500%, 05/01/05 (f).......................       4,200

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-89

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


        FACE                                                      VALUE
       AMOUNT                                                    (NOTE 1)
     ----------------------------------------------------------------------

                 CHEMICALS--(CONTINUED)
     $   200,000 Compass Minerals Group, Inc.
                  10.000%, 8/15/11............................  $  225,000
         225,000 Equistar Chemicals, L.P. 10.625%, 5/1/11.....     261,000
         275,000 Ethyl Corp. 8.875%, 05/01/10.................     303,875
         175,000 FMC Corp. 10.250%, 11/01/09..................     200,812
          25,000 FMC Corp. 7.750%, 07/01/11...................      26,438
         200,000 Huntsman Advanced Materials, L.L.C. (144A)
                  11.000%, 07/15/10...........................     238,000
          30,000 Huntsman ICI Chemicals, L.L.C.
                  10.125%, 7/1/09.............................      31,575
         375,000 Huntsman International Holdings, L.L.C.
                  9.875%, 03/01/09............................     411,562
         275,000 ISP Chemco, Inc. 10.250%, 07/01/11...........     310,750
          17,000 Lyondell Chemical Co. 9.875%, 05/01/07.......      17,807
         100,000 Lyondell Chemical Co. 9.500%, 12/15/08.......     108,500
         150,000 Lyondell Chemical Co. 11.125%, 07/15/12......     178,125
         200,000 Methanex Corp. 8.750%, 08/15/12..............     233,500
         175,000 Millennium America, Inc. 9.250%, 6/15/08.....     199,063
         200,000 Resolution Performance Products Corp.
                  13.500%, 11/15/10...........................     217,500
         125,000 Resolution Performance Products, Inc.
                  9.500%, 04/15/10............................     135,313
         275,000 Rhodia S.A. 7.625%, 06/01/10.................     275,687
          50,000 Rhodia S.A. 8.875%, 06/01/11.................      50,375
         162,000 Westlake Chemical Corp. 8.750%, 07/15/11.....     183,060
                                                                ----------
                                                                 3,686,517
                                                                ----------

                 COLLATERALIZED MORTGAGE OBLIGATIONS--1.6%
       1,250,000 Bank of America Large Loan, Inc. (144A)
                  3.303%, 11/15/15 (d)........................   1,260,667
         207,004 CMO Holdings II, Ltd. (144A)
                  6.500%, 8/25/05.............................     207,727
         365,075 CMO Holdings II, Ltd. (144A)
                  5.000%, 05/25/34 (d)........................     363,412
         830,289 Commerce 2001 J2 (144A)
                  5.447%, 07/16/34............................     862,889
         475,000 Commercial Mortgage Asset Trust
                  7.350%, 1/17/32.............................     559,571
         552,551 Commercial Mortgage Pass-Through Certificate
                  (144A) 3.403%, 11/15/15 (d).................     556,181
      11,803,687 First Union National Bank Commercial Mortgage
                  0.533%, 05/17/32 (d)(h).....................     348,637
       1,250,000 Merit Securities Corp. (144A)
                  3.920%, 09/28/32 (d)........................   1,211,134
                                                                ----------
                                                                 5,370,218
                                                                ----------

                 COMMUNICATIONS SERVICES--1.0%
         200,000 Advanstar Communications, Inc.
                  10.750%, 8/15/10............................     225,750
          83,000 American Tower Corp. 9.375%, 02/01/09........      87,773
         150,000 American Tower Corp. 7.500%, 05/01/12........     157,500
          80,000 American Tower Escrow Zero Coupon, 8/1/08....      59,800
         250,000 Centennial Communications Corp.
                  10.125%, 6/15/13............................     280,625

          FACE                                                  VALUE
         AMOUNT                                                (NOTE 1)
      --------------------------------------------------------------------

                   COMMUNICATIONS SERVICES--(CONTINUED)
      $    325,000 Centennial Communications Corp.
                    8.125%, 2/1/14.......................... $     333,937
            25,000 Crown Castle International Corp.
                    9.375%, 8/1/11..........................        28,000
           225,000 Crown Castle International Corp.
                    10.750%, 08/01/11.......................       244,125
           600,000 Lucent Technologies, Inc. 6.450%, 3/15/29       543,000
           100,000 Muzak, L.L.C. 10.000%, 02/15/09..........        93,125
           150,000 Muzak, L.L.C. 9.875%, 03/15/09...........       104,813
           275,000 Qwest Services Corp. (144A)
                    14.000%, 12/15/10 (d)...................       330,687
           250,000 Qwest Services Corp. (144A)
                    9.125%, 03/15/12 (d)....................       288,750
           325,000 Qwest Services Corp. (144A)
                    14.500%, 12/15/14 (d)...................       411,125
           300,000 SBA Communications Corp.
                    0/9.750%, 12/15/11 (e)..................       252,750
           150,000 SpectraSite, Inc. 8.250%, 05/15/10.......       160,125
                                                             -------------
                                                                 3,601,885
                                                             -------------

                   COMPUTERS & BUSINESS EQUIPMENT--0.1%
           150,000 Interface, Inc. 7.300%, 04/01/08.........       153,375
           225,000 Seagate Technology HDD Holdings
                    8.000%, 5/15/09.........................       243,000
                                                             -------------
                                                                   396,375
                                                             -------------

                   CONSTRUCTION MATERIALS--0.1%
           400,000 KI Holdings, Inc. (144A)
                    0/9.875%, 11/15/14 (e)..................       256,000
                                                             -------------

                   CONTAINERS & GLASS--0.8%
           250,000 Anchor Glass Container Corp.
                    11.000%, 2/15/13........................       267,500
           325,000 Berry Plastics Corp. 10.750%, 07/15/12...       372,125
           300,000 Jefferson Smurfit Corp. 8.250%, 10/01/12.       327,000
           225,000 Owens-Brockway Glass Container, Inc.
                    7.750%, 05/15/11........................       243,562
           275,000 Owens-Illinois, Inc. 7.350%, 05/15/08....       288,750
           375,000 Plastipak Holdings, Inc. 10.750%, 9/1/11.       421,875
           125,000 Pliant Corp. 11.125%, 09/01/09...........       136,250
           275,000 Radnor Holdings Corp. 11.000%, 03/15/10..       235,813
            75,000 Stone Container Corp. 9.750%, 02/01/11...        82,125
           250,000 Tekni-Plex, Inc. (144A) 8.750%, 11/15/13.       248,750
                                                             -------------
                                                                 2,623,750
                                                             -------------

                   COSMETICS & PERSONAL CARE--0.1%
           225,000 General Nutrition Centers, Inc.
                    8.500%, 12/1/10.........................       212,625
           225,000 Jafra Cosmetics International, Inc.
                    10.750%, 05/15/11.......................       254,250
                                                             -------------
                                                                   466,875
                                                             -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-90

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                  DRUGS & HEALTH CARE--0.7%
     $    225,000 aaiPharma, Inc. 12.000%, 04/01/10 (d)..... $     168,187
          225,000 Extendicare Health Services, Inc.
                   9.500%, 07/01/10.........................       252,000
          200,000 Vicar Operating, Inc. 9.875%, 12/01/09....       219,000
          925,000 Wyeth 5.500%, 03/15/13 (d)................       961,374
          825,000 Wyeth (144A) 6.950%, 03/15/11 (d).........       928,918
                                                             -------------
                                                                 2,529,479
                                                             -------------

                  ELECTRICAL UTILITIES--2.1%
           75,000 AES Corp. 9.500%, 06/01/09................        85,313
          200,000 AES Corp. 9.375%, 09/15/10................       232,500
          150,000 AES Corp. 7.750%, 03/01/14................       162,750
          975,000 Appalachian Power Co. 5.950%, 05/15/33....       985,088
           50,000 Calpine Corp. 7.875%, 04/01/08............        40,750
          350,000 Calpine Corp. (144A) 8.500%, 07/15/10.....       300,125
           40,000 Calpine Corp. (144A) 8.750%, 07/15/13.....        33,000
          150,000 Calpine Generating Co., L.L.C.
                   11.169%, 04/01/11 (d)....................       146,625
          900,000 Duke Energy Co. 4.200%, 10/01/08..........       906,862
          475,000 Edison Mission Energy 9.875%, 04/15/11....       562,875
          200,000 El Paso Energy Corp. 7.875%, 06/15/12.....       209,250
           75,000 El Paso Energy Corp. 7.800%, 08/01/31.....        72,000
          475,000 El Paso Energy Corp. 7.750%, 01/15/32.....       454,812
          325,000 Mirant Americas Generation, L.L.C.
                   9.125%, 05/01/31.........................       338,813
          550,000 NRG Energy, Inc. (144A) 8.000%, 12/15/13..       599,500
          850,000 Pinnacle West Capital Corp.
                   6.400%, 4/1/2006.........................       874,803
          425,000 Reliant Resources, Inc. 9.500%, 07/15/13..       482,906
           50,000 Williams Cos., Inc. 7.125%, 09/01/11......        54,625
          100,000 Williams Cos., Inc. 7.625%, 07/15/19......       110,000
          125,000 Williams Cos., Inc. 7.875%, 09/01/21......       139,375
          325,000 Williams Cos., Inc. 8.750%, 03/15/32......       373,344
                                                             -------------
                                                                 7,165,316
                                                             -------------

                  ENERGY--0.3%
          300,000 Allegheny Energy Supply Co., L.L.C. (144A)
                   10.250%, 11/15/07........................       340,500
          250,000 Dynegy Holdings, Inc. 7.125%, 05/15/18....       222,813
          575,000 Dynegy Holdings, Inc. 7.625%, 10/15/26....       499,531
           50,000 Dynegy Holdings, Inc. (144A)
                   9.875%, 7/15/10..........................        55,875
                                                             -------------
                                                                 1,118,719
                                                             -------------

                  ENVIRONMENTAL CONTROL--0.1%
           75,000 Allied Waste North America, Inc.
                   8.875%, 4/1/08...........................        80,250
          275,000 Allied Waste North America, Inc.
                   9.250%, 9/1/12...........................       297,687
          150,000 Allied Waste North America, Inc.
                   7.375%, 4/15/14..........................       143,625
          250,000 Safety-Kleen Services, Inc.
                   9.250%, 06/01/08 (g).....................           313
                                                             -------------
                                                                   521,875
                                                             -------------

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
      -------------------------------------------------------------------

                   FEDERAL AGENCIES--28.5%
      $        221 Federal Home Loan Mortgage Corp.
                    11.565%, 06/15/21 (d)(h)............... $         427
        22,600,000 Federal Home Loan Mortgage Corp.
                    5.000%, TBA............................    22,437,551
         6,000,000 Federal Home Loan Mortgage Corp.
                    5.500%, TBA............................     6,093,750
             9,554 Federal National Mortgage Association
                    10.400%, 04/25/19......................        10,666
           363,747 Federal National Mortgage Association
                    8.500%, 08/01/19.......................       401,973
            43,630 Federal National Mortgage Association
                    6.500%, 03/01/26.......................        45,898
             8,618 Federal National Mortgage Association
                    7.000%, 05/01/26.......................         9,164
            15,417 Federal National Mortgage Association
                    8.000%, 08/01/27.......................        16,777
            14,205 Federal National Mortgage Association
                    7.500%, 12/01/29.......................        15,164
            28,270 Federal National Mortgage Association
                    7.500%, 06/01/30.......................        30,186
            24,100 Federal National Mortgage Association
                    7.500%, 08/01/30.......................        25,722
           125,932 Federal National Mortgage Association
                    7.500%, 11/01/30.......................       134,935
            36,633 Federal National Mortgage Association
                    7.500%, 01/01/31.......................        39,099
           629,100 Federal National Mortgage Association
                    8.000%, 01/01/31.......................       683,861
            13,730 Federal National Mortgage Association
                    7.500%, 02/01/31.......................        14,712
            15,355 Federal National Mortgage Association
                    7.500%, 03/01/31.......................        16,388
         8,100,000 Federal National Mortgage Association
                    4.500%, TBA............................     7,826,625
        14,375,000 Federal National Mortgage Association
                    5.000%, TBA............................    14,258,203
        25,000,000 Federal National Mortgage Association
                    5.500%, TBA............................    25,375,000
        10,000,000 Federal National Mortgage Association
                    6.000%, TBA............................    10,337,500
        10,000,000 Federal National Mortgage Association
                    6.500%, TBA............................    10,484,380
                                                            -------------
                                                               98,257,981
                                                            -------------

                   FINANCE & BANKING--2.2%
           125,000 Affinia Group, Inc. (144A)
                    9.000%, 11/30/14.......................       130,312
         1,425,000 Bank of America Corp. 4.250%, 10/01/10..     1,421,346
           100,000 Borden Finance Corp. (144A)
                    9.000%, 7/15/14........................       111,000
         1,175,000 CIT Group, Inc. 7.750%, 04/02/12........     1,390,852
         1,100,000 Ford Motor Credit Co. 7.875%, 06/15/10..     1,211,936
         1,225,000 Household Finance Corp. 6.375%, 11/27/12     1,353,482
           600,000 Independence Community Bank Corp.
                    3.500%, 06/20/13 (d)...................       578,237

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-91

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                  FINANCE & BANKING--(CONTINUED)
     $  1,135,000 Standard Chartered Bank (144A)
                   8.000%, 5/30/31.......................... $   1,444,577
                                                             -------------
                                                                 7,641,742
                                                             -------------

                  FINANCIAL SERVICES--3.2%
           47,286 Ahold Lease USA, Inc.
                   7.820%, 01/02/20.........................        51,306
          118,000 Alamosa Delaware, Inc.
                   0/12.000%, 07/31/09 (e)..................       128,030
          146,000 Alamosa Delaware, Inc.
                   11.000%, 07/31/10........................       171,915
          150,000 Athena Neuro Finance, L.L.C.
                   7.250%, 2/21/08..........................       156,750
          700,000 Capital One Financial Corp. 7.250%, 5/1/06       733,797
        1,425,000 Countrywide Funding Corp.
                   4.000%, 3/22/11..........................     1,385,470
        1,700,000 General Electric Capital Corp.
                   6.000%, 6/15/12..........................     1,853,063
        1,325,000 General Motors Acceptance Corp.
                   6.875%, 9/15/11..........................     1,357,851
        1,400,000 International Lease Finance Corp.
                   4.375%, 11/01/09.........................     1,403,115
          875,000 Lombardy Region 5.804%, 10/25/32..........       930,222
          900,000 MBNA Corp. 4.625%, 09/15/08...............       914,088
          580,000 Novastar Finance, Inc.
                   3.393%, 06/25/34 (d).....................       578,693
          425,000 United Industries Corp. (144A)
                   9.875%, 4/1/09...........................       444,656
        1,000,000 WMC Finance USA 5.125%, 05/15/13..........       997,112
                                                             -------------
                                                                11,106,068
                                                             -------------

                  FOOD & BEVERAGES--0.7%
          125,000 Del Monte Corp. 9.250%, 05/15/11..........       136,875
          100,000 Del Monte Corp. 8.625%, 12/15/12..........       112,000
          125,000 Friendly Ice Cream Corp. 8.375%, 6/15/12..       122,656
          200,000 Hines Nurseries, Inc. 10.250%, 10/01/11...       218,500
          360,000 Kraft Foods, Inc. 5.625%, 11/01/11........       381,219
           29,952 Nutritional Sourcing Corp. 10.125%, 8/1/09        20,966
          150,000 Pilgrim's Pride Corp. 9.250%, 11/15/13....       168,000
          225,000 Pinnacle Foods Holding Corp. (144A)
                   8.250%, 12/01/13.........................       214,313
          400,000 Safeway, Inc. 7.250%, 02/01/31............       458,488
          275,000 Sbarro, Inc. 11.000%, 09/15/09............       277,750
          150,000 Swift & Co. 10.125%, 10/01/09.............       167,250
          105,922 Vlassic Foods, Inc. 0.010%, 01/01/49 (g)..         9,533
                                                             -------------
                                                                 2,287,550
                                                             -------------

                  FOREIGN GOVERNMENT--7.2%
        4,450,000 Bundes Republic of Deutschland
                   5.250%, 01/04/11, (EUR)..................     6,686,602
        5,600,000 Federal Republic of Germany
                   4.250%, 02/15/08, (EUR)..................     7,913,515
       21,400,000 Kingdom of Sweden
                   4.000%, 12/01/09, (SEK)..................     3,303,502

         FACE                                                    VALUE
        AMOUNT                                                  (NOTE 1)
     ----------------------------------------------------------------------

                  FOREIGN GOVERNMENT--(CONTINUED)
     $  4,400,000 Republic of Finland
                   5.750%, 02/23/11, (EUR)................... $   6,786,342
                                                              -------------
                                                                 24,689,961
                                                              -------------

                  FOREST PRODUCTS & PAPER--0.2%
          150,000 Appleton Papers, Inc. 9.750%, 06/15/14.....       165,750
          125,000 Bowater, Inc. 6.500%, 06/15/13.............       125,018
          200,000 Buckeye Technologies, Inc. 9.250%, 9/15/08.       200,000
           75,000 Buckeye Technologies, Inc.
                   8.000%, 10/15/10..........................        75,000
          250,000 Newark Group, Inc. 9.750%, 03/15/14........       266,250
                                                              -------------
                                                                    832,018
                                                              -------------

                  GAS & OIL--1.6%
          225,000 BRL Universal Equipment 8.875%, 02/15/08...       236,531
          425,000 Chesapeake Energy Corp. (144A)
                   6.375%, 6/15/15...........................       436,687
          375,000 Devon Financing Corp. 6.875%, 09/30/11.....       424,709
          750,000 Entergy Gulf Systems, Inc. 6.200%, 7/1/33..       752,018
          275,000 Exco Resources, Inc. 7.250%, 01/15/11......       294,250
          325,000 Forest Oil Corp. 8.000%, 12/15/11..........       371,313
          225,000 Hanover Compressor Co. Zero Coupon,
                   3/31/07...................................       195,750
          260,000 Magnum Hunter Resources, Inc.
                   9.600%, 3/15/12...........................       295,100
          925,000 Nexen, Inc. 5.050%, 11/20/13...............       918,617
          250,000 Plains Exploration & Production Co.
                   7.125%, 06/15/14..........................       272,500
          275,000 Stone Energy Corp. 8.250%, 12/15/11........       297,000
          935,000 Valero Energy Corp. 4.750%, 06/15/13.......       923,638
          125,000 Vintage Petroleum, Inc. 7.875%, 05/15/11...       133,125
                                                              -------------
                                                                  5,551,238
                                                              -------------

                  HEALTH CARE--1.3%
          275,000 Ameripath, Inc. 10.500%, 04/01/13..........       292,188
          275,000 Eye Care Centers of America, Inc.
                   9.125%, 05/01/08..........................       275,000
          275,000 Genesis Healthcare Corp.
                   8.000%, 10/15/13..........................       298,375
          125,000 HCA, Inc. 6.375%, 01/15/15.................       125,506
          900,000 Humana, Inc. 6.300%, 08/01/18..............       923,090
          225,000 IASIS Healthcare, L.L.C. 8.750%, 6/15/14...       245,250
          125,000 Icon Health & Fitness, Inc. 11.250%, 4/1/12       105,000
          150,000 Insight Health Services Corp.
                   9.875%, 11/1/11...........................       151,500
          225,000 Medical Device Manufacturing, Inc. (144A)
                   10.000%, 07/15/12.........................       242,438
          200,000 Psychiatric Solutions, Inc.
                   10.625%, 6/15/2013........................       231,500
          325,000 Tenet Healthcare Corp. 7.375%, 02/01/13....       315,250
          125,000 Tenet Healthcare Corp. 6.875%, 11/15/31....       106,562

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-92

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


        FACE                                                      VALUE
       AMOUNT                                                    (NOTE 1)
    ------------------------------------------------------------------------

                 HEALTH CARE--(CONTINUED)
    $     50,000 Tenet Healthcare Corp. (144A)
                  9.875%, 7/1/14.............................. $      54,500
         300,000 VWR International, Inc. (144A)
                  8.000%, 4/15/14.............................       320,250
         860,000 Wellpoint Health Networks, Inc.
                  6.375%, 1/15/12.............................       947,311
                                                               -------------
                                                                   4,633,720
                                                               -------------

                 HOTELS & RESTAURANTS--0.6%
          75,000 Chumash Casino & Resort Enterprises
                  9.000%, 07/15/10 (d)........................        83,063
         125,000 Gaylord Entertainment Co. (144A)
                  6.750%, 11/15/14............................       125,625
          70,000 HMH Properties, Inc. 7.875%, 08/01/08........        71,925
          75,000 Host Marriot, L.P. 8.375%, 02/15/06..........        78,375
         100,000 Host Marriot, L.P. 9.500%, 01/15/07..........       109,500
         325,000 Inn of the Mountain Gods Resort
                  12.000%, 11/15/10...........................       380,250
         250,000 John Q Hammons Hotels, L.P.
                  8.875%, 5/15/12.............................       282,500
         225,000 Park Place Entertainment Corp.
                  9.375%, 2/15/07.............................       248,062
          50,000 Park Place Entertainment Corp.
                  8.125%, 5/15/11.............................        57,750
         225,000 Sun International Hotels, Ltd.
                  8.875%, 8/15/11.............................       245,812
         225,000 Turning Stone Casino Resort Enterprise (144A)
                  9.125%, 12/15/10............................       243,563
         125,000 Venetian Casino Resort, L.L.C.
                  11.000%, 6/15/10............................       142,656
                                                               -------------
                                                                   2,069,081
                                                               -------------

                 HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.3%
         390,000 Home Interiors & Gifts, Inc. 10.125%, 6/1/08.       321,750
         225,000 Sealy Mattress Co. 8.250%, 06/15/14..........       238,500
         250,000 Simmons Bedding Co. 7.875%, 01/15/14.........       258,750
         163,000 Tempur-Pedic, Inc. 10.250%, 08/15/10.........       187,450
          86,000 Windmere-Durable Holdings, Inc.
                  10.000%, 7/31/08............................        85,570
                                                               -------------
                                                                   1,092,020
                                                               -------------

                 INDUSTRIAL MACHINERY--0.2%
         100,000 Blount International, Inc. 8.875%, 8/1/12....       108,500
         125,000 Brand Services, Inc. 12.000%, 10/15/12.......       140,000
          25,000 Case New Holland, Inc. (144A)
                  9.250%, 8/1/11..............................        27,813
          50,000 Dresser-Rand Group, Inc. (144A)
                  7.375%, 11/1/14.............................        51,000
         150,000 Flowserve Corp. 12.250%, 08/15/10............       165,750
         100,000 NMHG Holding Co. 10.000%, 05/15/09...........       110,500
         225,000 Terex Corp. 10.375%, 04/01/11................       252,000
                                                               -------------
                                                                     855,563
                                                               -------------

           FACE                                                VALUE
          AMOUNT                                              (NOTE 1)
       ------------------------------------------------------------------

                    INDUSTRIALS--0.1%
       $    250,000 Sensus Metering Systems, Inc.
                     8.625%, 12/15/13...................... $     256,250
                                                            -------------

                    INVESTMENT BROKERAGE--0.5%
            875,000 JPMorgan Chase & Co. 6.625%, 03/15/12..       979,402
            625,000 Morgan Stanley Dean Witter & Co.
                     6.600%, 4/1/12........................       697,073
                                                            -------------
                                                                1,676,475
                                                            -------------

                    IRON & STEEL--0.0%
            150,000 Alaska Steel Corp. 7.875%, 02/15/09....       152,813
                                                            -------------

                    LEISURE--0.7%
            300,000 Argosy Gaming Co. 7.000%, 01/15/14.....       331,500
            300,000 Boyd Gaming Corp. 6.750%, 04/15/14.....       314,250
            225,000 Herbst Gaming, Inc. 8.125%, 06/01/12...       240,750
            475,000 MGM Mirage, Inc. 6.750%, 09/01/12......       499,937
            250,000 Pinnacle Entertainment, Inc.
                     8.750%, 10/1/13.......................       270,625
            225,000 Seneca Gaming Corp. 7.250%, 05/01/12...       236,813
            125,000 Six Flags, Inc. 9.750%, 04/15/13.......       126,875
             25,000 Six Flags, Inc. 9.625%, 06/01/14.......        25,125
            300,000 Station Casinos, Inc. 6.875%, 03/01/16.       312,375
                                                            -------------
                                                                2,358,250
                                                            -------------

                    MEDIA--2.2%
            825,000 AOL Time Warner, Inc. 7.625%, 04/15/31.       998,053
            315,105 Avalon Cable, L.L.C.
                     0/11.875%, 12/01/08 (e)...............       328,891
            350,000 Cablevision Systems Corp. (144A)
                     6.669%, 04/01/09 (d)..................       371,000
            350,000 Cablevision Systems Corp. (144A)
                     8.000%, 4/15/12.......................       373,625
            225,000 Cadmus Communications Corp.
                     8.375%, 6/15/14.......................       244,969
            250,000 CBD Media Holdings, L.L.C. (144A)
                     9.250%, 07/15/12......................       257,187
             50,000 Charter Communication Holdings, L.L.C.
                     8.625%, 04/01/09......................        43,375
            625,000 Charter Communication Holdings, L.L.C.
                     10.000%, 04/01/09.....................       562,500
            200,000 Charter Communication Holdings, L.L.C.
                     0/11.750%, 01/15/10 (e)...............       186,500
            200,000 Charter Communication Holdings, L.L.C.
                     10.250%, 01/15/10.....................       175,500
            275,000 Charter Communication Holdings, L.L.C.
                     0/11.750%, 05/15/11 (e)...............       202,125
             70,000 Charter Communication Holdings, L.L.C.
                     10.000%, 05/15/11.....................        59,850
             75,000 Charter Communication Holdings, L.L.C.
                     0/12.125%, 01/15/12 (e)...............        51,000
            350,000 Cinemark, Inc. 0/9.750%, 03/15/14 (e)..       264,250
            100,000 CSC Holdings, Inc. 10.500%, 05/15/16...       113,500
            244,000 Dex Media West, L.L.C. 9.875%, 08/15/13       281,210

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-93

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


      FACE                                                         VALUE
     AMOUNT                                                       (NOTE 1)
  ---------------------------------------------------------------------------

               MEDIA--(CONTINUED)
  $    225,000 Dex Media West, L.L.C.
                0/9.000%, 11/15/13 (e)......................... $     176,344
       225,000 DIRECTV Holdings, L.L.C. 8.375%, 3/15/13........       252,281
       250,000 Insight Midwest, L.P. 10.500%, 11/01/10.........       273,750
       150,000 Interep National Radio Sales, Inc.
                10.000%, 07/01/08..............................       113,063
       250,000 Lodgenet Entertainment Corp.
                9.500%, 6/15/13................................       276,250
        25,000 Loews Cineplex Entertainment Corp. (144A)
                9.000%, 08/01/14...............................        27,063
       225,000 Nextmedia Operating, Inc. 10.750%, 7/1/11.......       252,000
       200,000 Radio One, Inc. 8.875%, 07/01/11................       217,750
       175,000 Rainbow National Services, L.L.C. (144A)
                10.375%, 09/01/14..............................       197,312
       850,000 The Walt Disney Co. 6.375%, 03/01/12............       946,619
       250,000 Young Broadcasting, Inc. 10.000%, 3/1/11........       266,875
                                                                -------------
                                                                    7,512,842
                                                                -------------

               METALS--0.2%
       225,000 Imco Recycling, Inc. 10.375%, 10/15/10..........       255,375
        25,000 Imco Recycling, Inc. (144A)
                9.000%, 11/15/14...............................        26,000
       375,000 Mueller Holdings, Inc.
                0/14.750%, 04/15/14 (e)........................       256,875
                                                                -------------
                                                                      538,250
                                                                -------------

               REAL ESTATE--0.4%
       850,000 Boston Properties, L.P. (REIT)
                6.250%, 1/15/13................................       922,198
         6,000 Felcor Lodging, L.P. (REIT)
                10.000%, 09/15/08 (d)..........................         6,293
       225,000 Felcor Lodging, L.P. (REIT)
                0/9.000%, 06/01/11 (e).........................       254,812
        75,000 Meristar Hospitality Operating Partnership, L.P.
                (REIT) 10.500%, 6/15/09........................        81,750
       150,000 Meristar Hospitality Operating Partnership, L.P.
                (REIT) 9.125%, 1/15/11.........................       162,000
                                                                -------------
                                                                    1,427,053
                                                                -------------

               RETAIL--0.5%
       250,000 Doane Pet Care Co. 9.750%, 05/15/07.............       246,250
        50,000 Doane Pet Care Co. 10.750%, 03/01/10............        53,500
       225,000 Finlay Fine Jewelry Corp. 8.375%, 6/1/12........       243,000
        75,000 Leslie's Poolmart, Inc. 10.375%, 7/15/08........        79,594
       350,000 NEBCO Evans Holdings Co.
                0/12.375%, 07/15/07 (e)(g)(i)..................             0
       125,000 PETCO Animal Supplies, Inc.
                10.750%, 11/1/11...............................       146,250
       125,000 Rite Aid Corp. 11.250%, 07/01/08................       135,625
       800,000 The Limited, Inc. 6.950%, 03/01/33..............       870,290
                                                                -------------
                                                                    1,774,509
                                                                -------------

         FACE                                                    VALUE
        AMOUNT                                                  (NOTE 1)
     -------------------------------------------------------------------------

                  SEMICONDUCTORS--0.1%
     $    125,000 Amkor Technologies, Inc. 9.250%, 2/15/08... $     127,813
          175,000 Amkor Technologies, Inc. 10.500%, 5/1/09...       175,000
           50,000 Amkor Technologies, Inc. 7.125%, 3/15/11...        47,000
                                                              -------------
                                                                    349,813
                                                              -------------

                  TELECOMMUNICATIONS--1.1%
          775,000 AT&T Broadband Corp. 8.375%, 03/15/13......       955,649
          400,000 AT&T Wireless Services, Inc. 8.750%, 3/1/31       539,325
           50,000 Mediacom Broadband, L.L.C.
                   9.500%, 1/15/13...........................        50,187
          175,000 Mediacom Broadband, L.L.C.
                   11.000%, 7/15/13..........................       188,125
          250,000 Nextel Communications, Inc.
                   6.875%, 10/31/13..........................       271,250
          450,000 Nextel Communications, Inc.
                   7.375%, 8/1/15............................       495,000
          100,000 Panamsat Corp. (144A)
                   9.000%, 08/15/14 (f)......................       111,625
          825,000 Sprint Capital Corp. 6.900%, 05/01/19......       922,919
           50,000 Ubiquitel Operating Co. 9.875%, 03/01/11...        56,125
          175,000 Ubiquitel Operating Co. (144A)
                   9.875%, 3/1/11............................       196,438
           75,000 Western Wireless Corp. 9.250%, 07/15/13....        81,563
                                                              -------------
                                                                  3,868,206
                                                              -------------

                  TRANSPORTATION--0.2%
          200,000 Holt Group, Inc. 9.750%, 01/15/06 (i)......             0
          675,000 Union Pacific Corp. 3.625%, 06/01/10.......       649,548
                                                              -------------
                                                                    649,548
                                                              -------------

                  U.S. TREASURY--7.7%
          200,000 United States Treasury Bonds
                   6.125%, 11/15/27..........................       233,586
          910,000 United States Treasury Bonds
                   5.500%, 8/15/28...........................       984,933
        2,000,000 United States Treasury Bonds
                   5.250%, 11/15/28..........................     2,096,250
        1,000,000 United States Treasury Bonds
                   6.125%, 8/15/29...........................     1,174,062
          125,000 United States Treasury Bonds
                   5.375%, 2/15/31...........................       135,166
        8,500,000 United States Treasury Notes
                   3.125%, 4/15/09...........................     8,371,174
        8,805,000 United States Treasury Notes
                   4.000%, 2/15/14...........................     8,683,588
        4,790,000 United States Treasury Notes
                   4.250%, 8/15/14...........................     4,800,667
                                                              -------------
                                                                 26,479,426
                                                              -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-94

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                  YANKEE--19.5%
     $    175,000 Abitibi Consolidated, Inc. 8.550%, 8/1/10. $     189,656
          500,000 Aries Vermogensverwaltungs (144A)
                   9.600%, 10/25/14.........................       615,000
          350,000 BCP Caylux Holdings, S.C.A. (144A)
                   9.625%, 06/15/14.........................       394,625
          175,000 Bowater Canada Finance Corp.
                   7.950%, 11/15/11.........................       188,575
          348,767 CanWest Media, Inc. (144A)
                   8.000%, 9/15/12..........................       374,053
          650,000 Corporacion Andina de Fomento
                   6.875%, 3/15/12..........................       730,463
          955,000 Domtar, Inc. 5.375%, 12/01/13.............       945,505
        4,005,920 Federative Republic of Brazil
                   3.125%, 04/15/12 (d).....................     3,820,846
        4,907,753 Federative Republic of Brazil
                   8.000%, 04/15/14 (d).....................     5,024,557
        3,000,000 Federative Republic of Brazil
                   10.500%, 7/14/14.........................     3,555,000
          835,000 Federative Republic of Brazil
                   10.125%, 5/15/27.........................       950,648
        1,230,000 Federative Republic of Brazil
                   12.250%, 3/6/30..........................     1,623,600
        1,925,000 Federative Republic of Brazil
                   11.000%, 8/17/40.........................     2,284,013
        1,675,000 Government of Russia 11.000%, 07/24/18....     2,351,784
          114,000 Ispat Inland ULC 9.750%, 04/01/14.........       140,790
          150,000 Jean Coutu Group, Inc. (144A)
                   8.500%, 8/1/14...........................       153,750
          250,000 JSG Funding, Plc. 9.625%, 10/01/12........       278,750
          902,647 Kingdom of Morocco 2.781%, 01/01/09 (d)...       882,337
          200,000 Norske Skog Canada, Ltd. 8.625%, 6/15/11..       214,500
        1,675,000 Pemex Petroleos Mexicanos
                   9.500%, 9/15/27..........................     2,102,125
          200,000 Petronas Capital, Ltd. (144A)
                   7.000%, 5/22/12..........................       229,106
          900,000 Precision Drilling Corp. 5.625%, 6/1/14...       937,158
        1,975,000 Republic of Argentina
                   0/6.000%, 03/31/23 (e)...................     1,120,813
          250,000 Republic of Argentina 2.313%, 03/31/23 (g)       140,000
          400,000 Republic of Bulgaria 8.250%, 01/15/15.....       503,000
          500,000 Republic of Columbia 10.000%, 01/23/12....       577,500
          500,000 Republic of Columbia 10.750%, 01/15/13....       597,500
          300,000 Republic of Columbia 8.125%, 05/21/24.....       291,000
          310,000 Republic of Columbia 8.375%, 02/15/27.....       300,700
          625,000 Republic of Columbia 10.375%, 01/28/33....       721,875
        1,625,000 Republic of Ecuador 12.000%, 11/15/12.....     1,657,500
          425,000 Republic of Ecuador 8.000%, 08/15/30 (d)..       367,200
          575,000 Republic of Malaysia 7.500%, 07/15/11.....       671,734
          385,000 Republic of Panama 9.625%, 02/08/11.......       454,300
          550,000 Republic of Panama 9.375%, 01/16/23.......       635,250
        1,075,000 Republic of Peru 9.125%, 02/21/12.........     1,252,375
          225,000 Republic of Peru 9.875%, 02/06/15.........       275,625
          650,000 Republic of Peru 4.500%, 03/07/17 (d).....       604,500
          440,000 Republic of Peru 5.000%, 03/07/17 (d).....       420,200
        1,050,000 Republic of Philippines 8.375%, 03/12/09..     1,103,812

          FACE                                                  VALUE
         AMOUNT                                                (NOTE 1)
      --------------------------------------------------------------------

                   YANKEE--(CONTINUED)
      $  1,150,000 Republic of Philippines 10.625%, 3/16/25. $   1,227,625
           525,000 Republic of South Africa 6.500%, 6/2/14..       574,875
           500,000 Republic of Turkey 9.000%, 06/30/11......       571,250
           550,000 Republic of Turkey 11.500%, 01/23/12.....       706,750
         1,015,000 Republic of Turkey 11.000%, 01/14/13.....     1,291,587
           450,000 Republic of Turkey 11.875%, 01/15/30.....       648,000
           550,000 Republic of Venezeula 8.500%, 10/08/14...       583,000
           900,000 Republic of Venezuela 5.375%, 08/07/10...       845,100
         1,875,000 Republic of Venezuela 10.750%, 09/19/13..     2,245,312
           200,000 Republic of Venezuela 9.250%, 09/15/27...       211,000
         8,670,000 Russian Federation 5/7.500%, 03/31/30 (e)     8,899,755
           275,000 Smurfit Capital 7.500%, 11/20/25.........       273,625
           900,000 Telecom Italia Capital (144A)
                    4.000%, 1/15/10.........................       882,439
           350,000 Ukraine Government International Bond
                    6.875%, 03/04/11........................       360,063
           325,000 Ukraine Government International Bond
                    7.650%, 06/11/13........................       345,361
         1,675,000 United Mexican States 6.375%, 01/16/13...     1,783,875
         2,039,000 United Mexican States 5.875%, 01/15/14...     2,088,955
         1,200,000 United Mexican States 6.625%, 03/03/15...     1,288,800
         1,075,000 United Mexican States 8.125%, 12/30/19...     1,261,513
           625,000 United Mexican States 8.300%, 08/15/31...       732,500
           815,000 United Utilities, Plc. 4.550%, 06/19/18..       746,622
            49,000 Yell Finance BV 0/13.500%, 08/01/11 (e)..        48,143
                                                             -------------
                                                                67,297,875
                                                             -------------
                   Total Bonds & Notes
                    (Identified Cost $311,718,734)..........   321,611,200
                                                             -------------

      COMMON STOCKS--0.4%
         SHARES
      --------------------------------------------------------------------

                   COMMERCIAL SERVICES & SUPPLIES--0.0%
             8,621 Continental AFA Dispensing Co. (f).......        47,415
                                                             -------------

                   COMMUNICATIONS EQUIPMENT--0.1%
             4,644 SpectraSite, Inc. (b)....................       268,888
                                                             -------------

                   DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
             7,093 NTL, Inc. (b)............................       517,505
             9,846 Telewest Global, Inc. (b)................       173,093
                                                             -------------
                                                                   690,598
                                                             -------------

                   MEDIA--0.1%
            36,797 UnitedGlobalCom, Inc. (Class A) (b)......       355,459
                                                             -------------
                   Total Common Stocks
                    (Identified Cost $1,187,991)............     1,362,360
                                                             -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-95

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

PREFERRED STOCKS--0.1%


                                                                    VALUE
       SHARES                                                      (NOTE 1)
     ----------------------------------------------------------------------

                 DIVERSIFIED FINANCIAL SERVICES--0.0%
             840 TCR Holdings (Class B) (b)....................... $      1
             462 TCR Holdings (Class C) (b)(i)....................        0
           1,219 TCR Holdings (Class D) (b).......................        1
           2,521 TCR Holdings (Class E) (b).......................        3
                                                                   --------
                                                                          5
                                                                   --------

                 WIRELESS TELECOMMUNICATION SERVICES--0.1%
             374 Alamosa Holdings, Inc............................  350,438
                                                                   --------
                 Total Preferred Stocks
                  (Identified Cost $110,256)......................  350,443
                                                                   --------

     UNITS--0.0%
     ----------------------------------------------------------------------

                 THRIFTS & MORTGAGE FINANCE--0.0%
         229,692 ContiFinancial Corp. (Liquidating Unit Trust) (f)    4,594
                                                                   --------
                 Total Units
                  (Identified Cost $0)............................    4,594
                                                                   --------

     WARRANTS--0.0%
     ----------------------------------------------------------------------

                 COMMUNICATIONS EQUIPMENT--0.0%
              80 American Tower Corp. (144A) (b)..................   18,440
                                                                   --------

                 WIRELESS TELECOMMUNICATION SERVICES--0.0%
             125 Leap Wireless International, Inc. (144A) (b)(i)..        0
                                                                   --------

                 YANKEE--0.0%
           3,750 Republic of Venezuela (b)(j).....................        0
                                                                   --------
                 Total Warrants
                  (Identified Cost $45,510).......................   18,440
                                                                   --------

     SHORT TERM INVESTMENTS--32.6%
        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
     ----------------------------------------------------------------------

                 COMMERCIAL PAPER--18.2%
     $ 8,640,000 Chariot Funding, L.L.C. 2.340%, 01/13/05.... $  8,633,261
       5,177,000 Chesham Lyall Holdings, Plc. 2.350%, 1/13/05    5,172,945
       4,315,000 DaimlerChrysler North America Holdings Corp.
                  2.460%, 01/13/05...........................    4,311,462
       4,315,000 Four Winds Funding Corp. 2.460%, 1/13/05....    4,311,462
       8,640,000 Galleon Capital Corp. 2.340%, 01/12/05......    8,633,822
       8,640,000 Hannover Funding Co. 2.360%, 01/13/05.......    8,633,203
       8,639,000 Market Street Funding Corp. (144A)
                  2.340%, 01/13/05...........................    8,632,262
       8,640,000 MICA Funding, L.L.C. 2.350%, 01/12/05.......    8,633,796
       5,948,000 Surrey Funding Corp. 2.330%, 01/13/05.......    5,943,380
                                                              ------------
                                                                62,905,593
                                                              ------------

                 REPURCHASE AGREEMENT--14.4%
      49,525,000 UBS TRI-Party Repurchase Agreement dated
                  12/31/04 at 2.150% to be repurchased at
                  $49,533,873 on 01/03/05, collateralized
                  by $42,273,000 Federal National Mortgage
                  Association 6.625% due 11/15/30 with a
                  value of $50,262,597.......................   49,525,000
                                                              ------------
                 Total Short Term Investments
                  (Identified Cost $112,430,593).............  112,430,593
                                                              ------------
                 Total Investments--126.3%
                  (Identified Cost $425,493,084) (a).........  435,777,630
                 Other assets less liabilities...............  (90,613,846)
                                                              ------------
                 TOTAL NET ASSETS--100%...................... $345,163,784
                                                              ============

FORWARD CONTRACTS

                                          LOCAL     AGGREGATE                 UNREALIZED
                                         CURRENCY     FACE        TOTAL     APPRECIATION/
FORWARD CURRENY CONTRACTS DELIVERY DATE   AMOUNT      VALUE       VALUE     (DEPRECIATION)
------------------------- ------------- ---------- ----------- ----------- ---------------
Euro (purchased).........      02/24/05 11,406,291 $14,890,000 $15,448,676 $       558,676
Euro (purchased).........      02/24/05  5,000,000   6,501,050   6,771,998         270,948
Euro (purchased).........      02/24/05  5,068,406   6,609,454   6,864,646         255,192
Euro (sold)..............      02/24/05 21,421,672  27,963,850  29,013,504      (1,049,654)
Euro (sold)..............      02/24/05  8,660,264  11,470,000  11,729,458        (259,458)
Euro (sold)..............      02/24/05  8,632,467  11,500,000  11,691,810        (191,810)
Swedish Krona (sold).....      02/24/05 24,231,600   3,600,000   3,634,780         (34,780)
                                                                           ---------------
Net Unrealized Depreciation............................................... $      (450,886)
                                                                           ===============

FUTURES CONTRACTS

                                                    NUMBER OF  CONTRACT   VALUATION AS OF  UNREALIZED
FUTURES CONTRACTS LONG              EXPIRATION DATE CONTRACTS   AMOUNT      12/31/2004    APPRECIATION
----------------------              --------------- --------- ----------- --------------- ------------
U.S. Treasury Bonds Futures........    3/21/2005        92    $10,282,146   $10,350,000     $ 67,854
FUTURES CONTRACTS SHORT
-----------------------
U.S. Treasury Notes 2 Year Futures.    3/21/2005       (71)    14,892,101    14,881,156       10,945
U.S. Treasury Notes 5 Year Futures.    3/21/2005      (266)    29,231,440    29,135,313       96,127
U.S. Treasury Notes 10 Year Futures    3/21/2005      (101)    11,357,042    11,305,688       51,354
                                                                                            --------
Net Unrealized Appreciation..............................................................   $226,280
                                                                                            ========

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-96

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

      ASSETS
        Investments at value.....................             $386,252,630
        Investment in repurchase agreements......               49,525,000
        Cash.....................................                   16,668
        Foreign cash at value
         (Identified cost $1,319,502)............                1,356,780
        Receivable for:
         Fund shares sold........................                1,791,132
         Accrued interest........................                4,319,815
                                                              ------------
          Total Assets...........................              443,262,025
      LIABILITIES
        Payable for:
         Fund shares redeemed.................... $   327,893
         Securities purchased....................  97,008,377
         Open forward currency contracts--net....     450,886
         Futures variation margin................       5,219
        Accrued expenses:
         Management fees.........................     186,237
         Service and distribution fees...........      25,157
         Deferred directors fees.................      16,932
         Other expenses..........................      77,540
                                                  -----------
          Total Liabilities......................               98,098,241
                                                              ------------
      NET ASSETS.................................             $345,163,784
                                                              ============
        Net assets consist of:
         Capital paid in.........................             $316,707,826
         Undistributed net investment income.....               11,956,037
         Accumulated net realized gains
          (losses)...............................                6,326,459
         Unrealized appreciation (depreciation)
          on investments, futures contracts and
          foreign currency.......................               10,173,462
                                                              ------------
      NET ASSETS.................................             $345,163,784
                                                              ============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per
       share ($164,213,196 divided by
       12,595,129 shares outstanding)............             $      13.04
                                                              ============
      CLASS B
      Net asset value and redemption price per
       share ($36,345,599 divided by
       2,798,417 shares outstanding).............             $      12.99
                                                              ============
      CLASS E
      Net asset value and redemption price per
       share ($144,604,989 divided by
       11,125,766 shares outstanding)............             $      13.00
                                                              ============
      Identified cost of investments.............             $425,493,084
                                                              ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

      INVESTMENT INCOME
        Interest................................              $13,713,605
                                                              -----------
      EXPENSES
        Management fees......................... $ 1,951,356
        Service and distribution fees--Class B..      31,296
        Service and distribution fees--Class E..     195,082
        Directors' fees and expenses............      24,205
        Custodian...............................     217,464
        Audit and tax services..................      25,121
        Legal...................................       7,344
        Printing................................      85,964
        Insurance...............................       5,520
        Miscellaneous...........................       2,942
                                                 -----------
        Total expenses..........................                2,546,294
                                                              -----------
      NET INVESTMENT INCOME.....................               11,167,311
                                                              -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................   8,742,502
        Futures contracts--net..................  (1,107,195)
        Foreign currency transactions--net......    (580,588)   7,054,719
                                                 -----------
      Unrealized appreciation (depreciation) on:
        Investments--net........................     856,687
        Futures contracts--net..................     356,158
        Foreign currency transactions--net......     302,155    1,515,000
                                                 -----------  -----------
      Net gain (loss)...........................                8,569,719
                                                              -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................              $19,737,030
                                                              ===========

                See accompanying notes to financial statements.

                                    MSF-97

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 30,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $ 11,167,311  $  8,913,349
  Net realized gain (loss)..........................................    7,054,719     5,807,993
  Unrealized appreciation (depreciation)............................    1,515,000     7,538,541
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   19,737,030    22,259,883
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (4,722,566)   (2,876,715)
    Class B.........................................................      (18,942)         (105)
    Class E.........................................................   (3,832,724)     (839,597)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (8,574,232)   (3,716,417)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   84,158,016    83,214,708
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   95,320,814   101,758,174

NET ASSETS
  Beginning of the period...........................................  249,842,970   148,084,796
                                                                     ------------  ------------
  End of the period................................................. $345,163,784  $249,842,970
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $ 11,956,037  $  9,301,470
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2004         DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  3,067,925  $ 38,773,578   4,673,180  $ 56,354,490
  Reinvestments...............................................    384,887     4,722,566     245,035     2,876,715
  Redemptions................................................. (3,034,308)  (38,149,788) (3,411,367)  (41,120,318)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    418,504  $  5,346,356   1,506,848  $ 18,110,887
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  3,102,534  $ 38,776,362      22,627  $    276,881
  Reinvestments...............................................      1,545        18,942           9           105
  Redemptions.................................................   (326,958)   (4,063,471)     (1,532)      (18,788)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  2,777,121    34,731,833      21,104  $    258,198
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  5,689,453  $ 71,523,828   6,505,607  $ 78,932,700
  Reinvestments...............................................    312,875     3,832,724      71,577       839,597
  Redemptions................................................. (2,508,165)  (31,276,725) (1,226,874)  (14,926,674)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  3,494,163  $ 44,079,827   5,350,310  $ 64,845,623
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  6,689,788  $ 84,158,016   6,878,262  $ 83,214,708
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-98

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS


                                                                              CLASS A
                                                          -----------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------
                                                            2004      2003      2002      2001      2000
                                                          --------  --------  --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $  12.61  $  11.44  $  11.20  $  11.42  $ 10.67
                                                          --------  --------  --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................     0.46      0.51      0.69      0.70     0.77
  Net realized and unrealized gain (loss) on investments.     0.35      0.92      0.35      0.04    (0.02)
                                                          --------  --------  --------  --------  -------
  Total from investment operations.......................     0.81      1.43      1.04      0.74     0.75
                                                          --------  --------  --------  --------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income...............    (0.38)    (0.26)    (0.80)    (0.96)    0.00
                                                          --------  --------  --------  --------  -------
  Total distributions....................................    (0.38)    (0.26)    (0.80)    (0.96)    0.00
                                                          --------  --------  --------  --------  -------
NET ASSET VALUE, END OF PERIOD........................... $  13.04  $  12.61  $  11.44  $  11.20  $ 11.42
                                                          ========  ========  ========  ========  =======
TOTAL RETURN (%).........................................      6.6      12.6       9.6       6.6      7.0
Ratio of operating expenses to average net assets (%)....     0.77      0.81      0.85      0.84     0.78
Ratio of net investment income to average net assets (%).     3.79      4.66      6.25      6.44     6.90
Portfolio turnover rate (%)..............................      393       329       239       248      360
Net assets, end of period (000).......................... $164,213  $153,549  $122,023  $109,448  $95,434

                                                                       CLASS B                               CLASS E
                                                          ------------------------------    ---------------------------
                                                             YEAR ENDED    JULY 30, 2002(A)
                                                            DECEMBER 31,       THROUGH        YEAR ENDED DECEMBER 31,
                                                          ---------------    DECEMBER 31,   --------------------------
                                                            2004    2003         2002         2004      2003     2002
                                                          -------  ------  ---------------- --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $ 12.58  $11.41       $10.43      $  12.58  $ 11.42  $ 11.20
                                                          -------  ------       ------      --------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................    0.39    0.23         0.14          0.38     0.42     0.73
  Net realized and unrealized gain (loss) on investments.    0.38    1.19         0.84          0.41     0.99     0.29
                                                          -------  ------       ------      --------  -------  -------
  Total from investment operations.......................    0.77    1.42         0.98          0.79     1.41     1.02
                                                          -------  ------       ------      --------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income...............   (0.36)  (0.25)        0.00         (0.37)   (0.25)   (0.80)
                                                          -------  ------       ------      --------  -------  -------
  Total distributions....................................   (0.36)  (0.25)        0.00         (0.37)   (0.25)   (0.80)
                                                          -------  ------       ------      --------  -------  -------
NET ASSET VALUE, END OF PERIOD........................... $ 12.99  $12.58       $11.41      $  13.00  $ 12.58  $ 11.42
                                                          =======  ======       ======      ========  =======  =======
TOTAL RETURN (%).........................................     6.3    12.6          9.4(b)        6.5     12.5      9.4
Ratio of operating expenses to average net assets (%)....    1.02    1.06         1.10(c)       0.92     0.96     1.00
Ratio of net investment income to average net assets (%).    3.66    3.95         5.66(c)       3.64     4.34     6.03
Portfolio turnover rate (%)..............................     393     329          239           393      329      239
Net assets, end of period (000).......................... $36,346  $  268       $    2      $144,605  $96,026  $26,060

                                                          ------------
                                                          MAY 1, 2001(A)
                                                             THROUGH
                                                           DECEMBER 31,
                                                               2001
                                                          --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $10.80
                                                              ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................       0.10
  Net realized and unrealized gain (loss) on investments.       0.30
                                                              ------
  Total from investment operations.......................       0.40
                                                              ------
LESS DISTRIBUTIONS
  Distributions from net investment income...............       0.00
                                                              ------
  Total distributions....................................       0.00
                                                              ------
NET ASSET VALUE, END OF PERIOD...........................     $11.20
                                                              ======
TOTAL RETURN (%).........................................        3.7(b)
Ratio of operating expenses to average net assets (%)....       0.99(c)
Ratio of net investment income to average net assets (%).       5.50(c)
Portfolio turnover rate (%)..............................        248
Net assets, end of period (000)..........................     $2,476

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-99

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--90.5% OF TOTAL NET ASSETS

            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
        ----------------------------------------------------------------

                     FEDERAL AGENCIES--71.1%
        $  1,000,000 Federal Home Loan Bank
                      5.800%, 09/02/08.................... $   1,071,069
               7,486 Federal Home Loan Mortgage Corp.
                      7.500%, 5/1/07......................         7,815
                 700 Federal Home Loan Mortgage Corp.
                      6.000%, 10/1/10.....................           735
              19,585 Federal Home Loan Mortgage Corp.
                      7.000%, 7/1/11......................        20,759
               4,231 Federal Home Loan Mortgage Corp.
                      11.750%, 01/01/12...................         4,363
              44,671 Federal Home Loan Mortgage Corp.
                      6.500%, 8/1/13......................        47,252
               3,415 Federal Home Loan Mortgage Corp.
                      8.250%, 4/1/17......................         3,749
              17,459 Federal Home Loan Mortgage Corp.
                      9.000%, 10/1/17.....................        18,651
              18,987 Federal Home Loan Mortgage Corp.
                      8.000%, 12/1/19.....................        20,625
              76,201 Federal Home Loan Mortgage Corp.
                      8.000%, 7/1/20......................        82,613
          10,455,047 Federal Home Loan Mortgage Corp.
                      5.500%, 01/15/23 (h)................       795,360
               8,904 Federal Home Loan Mortgage Corp.
                      6.500%, 3/1/26......................         9,371
              56,153 Federal Home Loan Mortgage Corp.
                      6.500%, 7/1/26......................        59,097
             164,998 Federal Home Loan Mortgage Corp.
                      6.000%, 10/1/28.....................       170,826
             175,948 Federal Home Loan Mortgage Corp.
                      6.000%, 11/1/28.....................       182,381
             302,920 Federal Home Loan Mortgage Corp.
                      8.000%, 9/1/31......................       328,144
             201,304 Federal Home Loan Mortgage Corp.
                      4.500%, 4/15/32.....................       191,432
          22,000,000 Federal Home Loan Mortgage Corp.
                      5.000%, TBA.........................    21,841,864
          15,000,000 Federal Home Loan Mortgage Corp.
                      5.500%, TBA.........................    15,234,375
          27,900,000 Federal Home Loan Mortgage Corp.
                      6.000%, TBA.........................    28,815,455
              17,845 Federal National Mortgage Association
                      6.500%, 06/01/08....................        18,893
           2,000,000 Federal National Mortgage Association
                      3.678%, 02/17/09 (d)................     2,018,260
               6,640 Federal National Mortgage Association
                      6.500%, 12/01/10....................         7,040
             139,554 Federal National Mortgage Association
                      6.500%, 04/01/13....................       147,833
              74,816 Federal National Mortgage Association
                      6.500%, 07/01/13....................        79,254
              70,067 Federal National Mortgage Association
                      7.000%, 12/01/14....................        74,285
              10,979 Federal National Mortgage Association
                      7.000%, 07/01/15....................        11,639
               2,764 Federal National Mortgage Association
                      7.000%, 08/01/15....................         2,930
               6,784 Federal National Mortgage Association
                      12.500%, 09/01/15...................         7,689

            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
        ----------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
        $     86,862 Federal National Mortgage Association
                      12.000%, 10/01/15................... $      99,425
               5,059 Federal National Mortgage Association
                      12.000%, 01/15/16...................         5,707
              49,549 Federal National Mortgage Association
                      12.500%, 01/15/16...................        56,141
           1,146,246 Federal National Mortgage Association
                      6.500%, 06/01/17....................     1,215,710
               1,738 Federal National Mortgage Association
                      11.500%, 09/01/19...................         1,951
              12,969 Federal National Mortgage Association
                      7.000%, 11/01/23....................        13,856
              17,629 Federal National Mortgage Association
                      6.500%, 03/01/26....................        18,545
              45,640 Federal National Mortgage Association
                      7.000%, 02/01/28....................        48,406
              15,596 Federal National Mortgage Association
                      8.000%, 05/01/28....................        16,969
             151,879 Federal National Mortgage Association
                      7.000%, 10/01/28....................       160,939
              29,732 Federal National Mortgage Association
                      7.000%, 11/01/28....................        31,506
               8,424 Federal National Mortgage Association
                      86.811%, 12/28/28 (d)...............         8,181
              70,766 Federal National Mortgage Association
                      7.000%, 02/01/29....................        75,139
             432,626 Federal National Mortgage Association
                      6.500%, 04/01/29....................       453,703
              65,655 Federal National Mortgage Association
                      7.500%, 12/01/29....................        70,090
              33,314 Federal National Mortgage Association
                      7.000%, 01/01/30....................        35,345
             933,740 Federal National Mortgage Association
                      6.527%, 05/25/30 (d)................       977,186
               4,447 Federal National Mortgage Association
                      8.000%, 07/01/30....................         4,822
              60,692 Federal National Mortgage Association
                      8.000%, 08/01/30....................        65,809
              35,806 Federal National Mortgage Association
                      8.000%, 10/01/30....................        38,824
              94,449 Federal National Mortgage Association
                      7.500%, 11/01/30....................       101,201
              31,594 Federal National Mortgage Association
                      7.500%, 01/01/31....................        33,853
           1,091,097 Federal National Mortgage Association
                      8.000%, 02/01/31....................     1,186,914
               9,571 Federal National Mortgage Association
                      8.000%, 03/01/31....................        10,322
               9,824 Federal National Mortgage Association
                      8.000%, 08/01/31....................        10,637
               5,094 Federal National Mortgage Association
                      8.000%, 07/01/32....................         5,497
           2,625,625 Federal National Mortgage Association
                      7.000%, 01/01/34....................     2,782,321
          23,854,424 Federal National Mortgage Association
                      5.000%, 03/01/34....................    23,714,492
           2,567,086 Federal National Mortgage Association
                      4.012%, 01/25/43 (d)................     2,619,617

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-100

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)

          FACE                                                    VALUE
         AMOUNT                                                  (NOTE 1)
      ----------------------------------------------------------------------

                      FEDERAL AGENCIES--(CONTINUED)
      $ 11,000,000    Federal National Mortgage Association
                       5.000%, TBA............................ $  10,910,625
        53,000,000    Federal National Mortgage Association
                       5.500%, TBA............................    53,976,250
        12,000,000    Federal National Mortgage Association
                       6.000%, TBA............................    12,473,750
        32,000,000    Federal National Mortgage Association
                       6.500%, TBA............................    33,550,016
            34,396    Government National Mortgage Association
                       9.000%, 12/15/16.......................        38,489
           282,775    Government National Mortgage Association
                       8.500%, 06/15/25.......................       310,125
            55,018    Government National Mortgage Association
                       7.500%, 01/15/29.......................        59,056
            39,725    Government National Mortgage Association
                       7.500%, 09/15/29.......................        42,675
            19,720    Government National Mortgage Association
                       7.500%, 01/15/30.......................        21,142
            40,135    Government National Mortgage Association
                       7.500%, 02/15/30.......................        43,029
               766    Government National Mortgage Association
                       7.500%, 03/15/30.......................           821
            31,998    Government National Mortgage Association
                       7.500%, 04/15/30.......................        34,305
            59,488    Government National Mortgage Association
                       7.500%, 05/15/30.......................        63,897
            38,773    Government National Mortgage Association
                       7.500%, 09/15/30.......................        41,568
         1,349,138    Government National Mortgage Association
                       6.500%, 08/15/34.......................     1,420,512
                                                               -------------
                                                                 218,123,127
                                                               -------------

                      U.S. TREASURY--19.4%
         2,000,000    United States Treasury Notes
                       6.750%, 5/15/05........................     2,030,938
         5,000,000    United States Treasury Notes
                       5.750%, 11/15/05.......................     5,128,125
        15,000,000    United States Treasury Notes
                       2.875%, 11/30/06.......................    14,953,125
        16,500,000    United States Treasury Notes
                       3.375%, 11/15/08.......................    16,455,532
        16,000,000    United States Treasury Notes
                       3.125%, 4/15/09........................    15,757,504
         5,000,000    United States Treasury Notes
                       3.625%, 7/15/09........................     5,014,455
                                                               -------------
                                                                  59,339,679
                                                               -------------
                      Total Bonds & Notes
                       (Identified Cost $277,248,059).........   277,462,806
                                                               -------------

    SHORT TERM INVESTMENTS--66.4%
        FACE                                                         VALUE
       AMOUNT                                                       (NOTE 1)
    ---------------------------------------------------------------------------

                    COMMERCIAL PAPER--6.7%
    $  4,845,000    DaimlerChrysler North America Holdings Corp.
                     2.460%, 01/13/05........................... $   4,841,027
       4,845,000    Four Winds Funding Corp.
                     2.460%, 1/13/05............................     4,841,027
       9,695,000    Galleon Capital Corp. 2.340%, 01/12/05......     9,688,068
       1,231,000    MICA Funding, L.L.C. 2.350%, 01/12/05.......     1,230,116
                                                                 -------------
                                                                    20,600,238
                                                                 -------------

                    DISCOUNT NOTES--39.1%
      12,500,000    Federal Farm Credit Bank 2.180%, 1/5/05.....    12,496,972
      47,375,000    Federal Farm Credit Bank 2.180%, 1/7/05.....    47,357,787
      60,000,000    Federal Home Loan Bank
                     2.180%, 01/05/05...........................    59,985,467
                                                                 -------------
                                                                   119,840,226
                                                                 -------------

                    REPURCHASE AGREEMENT--15.7%
      48,065,000    Bear Stearns Repurchase Agreement dated
                     12/31/04 at 2.200% to be repurchased at
                     $48,073,812 on 01/03/05, collateralized
                     by $49,070,000 Federal Home Loan Bank
                     1.750% due 04/17/06 with a value of
                     $48,844,621................................    48,065,000
                                                                 -------------

                    U.S. TREASURY--4.9%
       5,000,000    United States Treasury Bills
                     1.450%, 1/13/05............................     4,997,583
      10,000,000    United States Treasury Bills
                     1.945%, 1/13/05............................     9,993,517
                                                                 -------------
                                                                    14,991,100
                                                                 -------------
                    Total Short Term Investments
                     (Identified Cost $203,496,564).............   203,496,564
                                                                 -------------
                    Total Investments--156.9%
                     (Identified Cost $480,744,623) (a).........   480,959,370
                    Other assets less liabilities...............  (174,384,715)
                                                                 -------------
                    TOTAL NET ASSETS--100%...................... $ 306,574,655
                                                                 =============

FUTURES CONTRACTS

                                    EXPIRATION NUMBER OF  CONTRACT  VALUATION AS OF   UNREALIZED
FUTURES CONTRACTS LONG                 DATE    CONTRACTS   AMOUNT     12/31/2004    (DEPRECIATION)
----------------------              ---------- --------- ---------- --------------- --------------
U.S. Treasury Bonds Futures........ 3/21/2005     10     $1,127,224   $1,125,000       $ (2,224)
U.S. Treasury Notes 5 Year Futures. 3/21/2005     83      9,103,067    9,091,093        (11,974)
U.S. Treasury Notes 10 Year Futures 3/21/2005     15      1,694,117    1,679,063        (15,054)
                                                                                       --------
Net Unrealized Depreciation........................................................    $(29,252)
                                                                                       ========

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-101

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

     ASSETS
       Investments at value.....................              $432,894,370
       Investment in repurchase agreements......                48,065,000
       Cash.....................................                        94
       Receivable for:
        Securities sold.........................                15,217,930
        Fund shares sold........................                 2,376,596
        Futures variation margin................                    23,156
        Accrued interest........................                   944,063
                                                              ------------
         Total Assets...........................               499,521,209
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $    314,553
        Securities purchased....................  192,399,717
       Accrued expenses:
        Management fees.........................      139,120
        Service and distribution fees...........       22,040
        Deferred directors fees.................       14,139
        Other expenses..........................       56,985
                                                 ------------
         Total Liabilities......................               192,946,554
                                                              ------------
     NET ASSETS.................................              $306,574,655
                                                              ============
       Net assets consist of:
        Capital paid in.........................              $296,276,021
        Undistributed net investment income.....                 4,286,414
        Accumulated net realized gains
         (losses)...............................                 5,826,725
        Unrealized appreciation (depreciation)
         on investments and futures
         contracts..............................                   185,495
                                                              ------------
     NET ASSETS.................................              $306,574,655
                                                              ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($148,046,992 divided by
      11,915,075 shares outstanding)............              $      12.43
                                                              ============
     CLASS B
     Net asset value and redemption price per
      share ($35,072,725 divided by
      2,833,759 shares outstanding).............              $      12.38
                                                              ============
     CLASS E
     Net asset value and redemption price per
      share ($123,454,938 divided by
      9,968,526 shares outstanding).............              $      12.38
                                                              ============
     Identified cost of investments.............              $480,744,623
                                                              ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

      INVESTMENT INCOME
        Interest................................              $ 6,167,267
                                                              -----------
      EXPENSES
        Management fees......................... $ 1,525,319
        Service and distribution fees--Class B..      21,328
        Service and distribution fees--Class E..     182,618
        Directors' fees and expenses............      23,568
        Custodian...............................     110,519
        Audit and tax services..................      25,121
        Legal...................................       6,575
        Printing................................      79,918
        Insurance...............................       6,093
        Miscellaneous...........................       3,789
                                                 -----------
        Total expenses..........................                1,984,848
                                                              -----------
      NET INVESTMENT INCOME.....................                4,182,419
                                                              -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................   8,083,459
        Futures contracts--net..................  (1,845,345)   6,238,114
                                                 -----------
      Unrealized appreciation (depreciation) on:
        Investments--net........................  (2,322,375)
        Futures contracts--net..................      (1,529)  (2,323,904)
                                                 -----------  -----------
      Net gain (loss)...........................                3,914,210
                                                              -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................              $ 8,096,629
                                                              ===========

                See accompanying notes to financial statements.

                                    MSF-102

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  4,182,419  $  3,179,076
  Net realized gain (loss)..........................................    6,238,114     2,883,387
  Unrealized appreciation (depreciation)............................   (2,323,904)   (2,081,725)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    8,096,629     3,980,738
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (1,897,186)   (1,231,008)
    Class B.........................................................       (4,095)         (320)
    Class E.........................................................   (1,424,326)     (559,594)
                                                                     ------------  ------------
                                                                       (3,325,607)   (1,790,922)
                                                                     ------------  ------------
   Net realized gain
    Class A.........................................................   (1,500,939)   (1,884,506)
    Class B.........................................................       (3,938)         (529)
    Class E.........................................................   (1,245,040)     (925,195)
                                                                     ------------  ------------
                                                                       (2,749,917)   (2,810,230)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (6,075,524)   (4,601,152)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   35,747,393    21,174,007
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   37,768,498    20,553,593

NET ASSETS
  Beginning of the period...........................................  268,806,157   248,252,564
                                                                     ------------  ------------
  End of the period................................................. $306,574,655  $268,806,157
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  4,286,414  $  3,309,737
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2004         DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  3,337,129  $ 41,058,920   4,334,719  $ 53,384,643
  Reinvestments...............................................    281,302     3,398,125     254,952     3,115,514
  Redemptions................................................. (4,180,028)  (51,363,844) (6,780,810)  (83,098,455)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................   (561,597) $ (6,906,799) (2,191,139) $(26,598,298)
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  2,928,993  $ 35,894,571      33,324  $    407,454
  Reinvestments...............................................        666         8,033          69           849
  Redemptions.................................................   (124,061)   (1,516,051)     (5,407)      (65,524)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  2,805,598  $ 34,386,553      27,986  $    342,779
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  3,344,596  $ 41,085,629   7,176,813  $ 88,146,999
  Reinvestments...............................................    221,524     2,669,366     121,704     1,484,789
  Redemptions................................................. (2,896,812)  (35,487,356) (3,460,662)  (42,202,262)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    669,308  $  8,267,639   3,837,855  $ 47,429,526
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  2,913,309  $ 35,747,393   1,674,702  $ 21,174,007
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-103

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS



                                                                                                        ---------

                                                                                                        ---------
                                                                                                          2004
                                                                                                        --------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $  12.34
                                                                                                        --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................................................................     0.20
  Net realized and unrealized gain (loss) on investments...............................................     0.18
                                                                                                        --------
  Total from investment operations.....................................................................     0.38
                                                                                                        --------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................    (0.16)
  Distributions from net realized capital gains........................................................    (0.13)
                                                                                                        --------
  Total Distributions..................................................................................    (0.29)
                                                                                                        --------
NET ASSET VALUE, END OF PERIOD......................................................................... $  12.43
                                                                                                        ========
TOTAL RETURN (%).......................................................................................      3.0
Ratio of operating expenses to average net assets (%)..................................................     0.64
Ratio of net investment income to average net assets (%)...............................................     1.56
Portfolio turnover rate (%)............................................................................      977
Net assets, end of period (000)........................................................................ $148,047
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................       --

                                                                                                                   CLASS A
                                                                                                        ----------------------------
                                                                                                           YEAR ENDED DECEMBER 31,
                                                                                                        ----------------------------
                                                                                                          2003      2002      2001
                                                                                                        --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $  12.34  $  11.97  $  11.94
                                                                                                        --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................................................................     0.18      0.38      0.37
  Net realized and unrealized gain (loss) on investments...............................................     0.02      0.54      0.41
                                                                                                        --------  --------  --------
  Total from investment operations.....................................................................     0.20      0.92      0.78
                                                                                                        --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................    (0.08)    (0.38)   (0.75)
  Distributions from net realized capital gains........................................................    (0.12)    (0.17)     0.00
                                                                                                        --------  --------  --------
  Total Distributions..................................................................................    (0.20)    (0.55)   (0.75)
                                                                                                        --------  --------  --------
NET ASSET VALUE, END OF PERIOD......................................................................... $  12.34  $  12.34  $  11.97
                                                                                                        ========  ========  ========
TOTAL RETURN (%).......................................................................................      1.7       7.9       6.7
Ratio of operating expenses to average net assets (%)..................................................     0.65      0.70      0.70
Ratio of net investment income to average net assets (%)...............................................     1.22      2.20      4.49
Portfolio turnover rate (%)............................................................................      882       672       362
Net assets, end of period (000)........................................................................ $154,010  $180,989  $102,066
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................       --      0.70      0.73

                                                                                                        --------

                                                                                                        --------
                                                                                                         2000
                                                                                                        -------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $ 10.81
                                                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................................................................    0.67
  Net realized and unrealized gain (loss) on investments...............................................    0.46
                                                                                                        -------
  Total from investment operations.....................................................................    1.13
                                                                                                        -------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................    0.00
  Distributions from net realized capital gains........................................................    0.00
                                                                                                        -------
  Total Distributions..................................................................................    0.00
                                                                                                        -------
NET ASSET VALUE, END OF PERIOD......................................................................... $ 11.94
                                                                                                        =======
TOTAL RETURN (%).......................................................................................    10.5
Ratio of operating expenses to average net assets (%)..................................................    0.70
Ratio of net investment income to average net assets (%)...............................................    6.29
Portfolio turnover rate (%)............................................................................     583
Net assets, end of period (000)........................................................................ $57,173
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................    0.71

                                                                            CLASS B                                CLASS E
                                                               ------------------------------    ----------------------------
                                                                  YEAR ENDED    JULY 30, 2002(A)
                                                                 DECEMBER 31,       THROUGH        YEAR ENDED DECEMBER 31,
                                                               ---------------    DECEMBER 31,   ---------------------------
                                                                 2004    2003         2002         2004      2003      2002
                                                               -------  ------  ---------------- --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.......................... $ 12.31  $12.31       $11.88      $  12.31  $  12.32  $ 11.96
                                                               -------  ------       ------      --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.......................................    0.16    0.06         0.04          0.17      0.12     0.31
  Net realized and unrealized gain (loss) on investments......    0.17    0.14         0.39          0.17      0.07     0.42
                                                               -------  ------       ------      --------  --------  -------
  Total from investment operations............................    0.33    0.20         0.43          0.34      0.19     0.73
                                                               -------  ------       ------      --------  --------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income....................   (0.13)  (0.08)        0.00         (0.14)    (0.08)   (0.20)
  Distributions from net realized capital gains...............   (0.13)  (0.12)        0.00         (0.13)    (0.12)   (0.17)
                                                               -------  ------       ------      --------  --------  -------
  Total Distributions.........................................   (0.26)  (0.20)        0.00         (0.27)    (0.20)   (0.37)
                                                               -------  ------       ------      --------  --------  -------
NET ASSET VALUE, END OF PERIOD................................ $ 12.38  $12.31       $12.31      $  12.38  $  12.31  $ 12.32
                                                               =======  ======       ======      ========  ========  =======
TOTAL RETURN (%)..............................................     2.7     1.6          3.6(b)        2.8       1.5      7.7
Ratio of operating expenses to average net assets (%).........    0.89    0.90         0.95(c)       0.79      0.80     0.85
Ratio of net investment income to average net assets (%)......    1.81    0.79         1.34(c)       1.42      1.03     2.05
Portfolio turnover rate (%)...................................     977     882          672           977       882      672
Net assets, end of period (000)............................... $35,073  $  347       $    2      $123,455  $114,450  $67,262
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would
 have been (%)................................................      --      --         0.95(c)         --        --     0.85

                                                               ------------
                                                               MAY 1, 2001(A)
                                                                  THROUGH
                                                                DECEMBER 31,
                                                                    2001
                                                               --------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................     $11.45
                                                                   ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.......................................       0.07
  Net realized and unrealized gain (loss) on investments......       0.44
                                                                   ------
  Total from investment operations............................       0.51
                                                                   ------
LESS DISTRIBUTIONS
  Distributions from net investment income....................       0.00
  Distributions from net realized capital gains...............       0.00
                                                                   ------
  Total Distributions.........................................       0.00
                                                                   ------
NET ASSET VALUE, END OF PERIOD................................     $11.96
                                                                   ======
TOTAL RETURN (%)..............................................        4.5(b)
Ratio of operating expenses to average net assets (%).........       0.85(c)
Ratio of net investment income to average net assets (%)......       3.39(c)
Portfolio turnover rate (%)...................................        362
Net assets, end of period (000)...............................     $6,289
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would
 have been (%)................................................       0.88(c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-104

METROPOLITAN SERIES FUND, INC.

 BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--95.9% OF TOTAL NET ASSETS


        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
    ------------------------------------------------------------------------

                 AEROSPACE & DEFENSE--0.6%
    $  5,115,390 BAE Systems 2001 Asset Trust, L.L.C. (144A)
                  6.664%, 09/15/13.......................... $     5,668,108
                                                             ---------------

                 AGRICULTURAL OPERATIONS--0.3%
       1,525,000 Cargill, Inc. (144A) 3.625%, 03/04/09......       1,502,643
       1,675,000 Cargill, Inc. (144A) 4.375%, 06/01/13......       1,635,229
                                                             ---------------
                                                                   3,137,872
                                                             ---------------

                 AIRLINES--0.2%
       2,247,817 Continental Airlines, Inc.
                  9.558%, 09/01/19..........................       2,264,518
                                                             ---------------

                 ASSET BACKED--4.6%
       2,575,000 Amortizing Residential Collateral Trust
                  2.300%, 07/25/32..........................       2,595,968
       1,200,000 Anthracite CDO, Ltd. (144A)
                  3.090%, 03/23/39 (d)......................       1,245,480
       1,600,000 Ares VIII CLO, Ltd. (144A)
                  3.783%, 02/26/16 (d)......................       1,617,184
         982,504 Asset Backed Funding Corp. (144A)
                  4.450%, 05/26/34..........................         978,398
       5,250,000 Bank One Issuance Trust
                  1.834%, 03/15/12 (d)......................       5,277,294
         201,610 Chase Funding Net Interest Margin Trust
                  (144A) 5.000%, 01/27/35 (d)...............         201,358
       2,605,000 Citibank Credit Card Issuance Trust
                  7.450%, 09/15/07..........................       2,683,358
       1,000,000 Citibank Credit Card Issuance Trust
                  6.650%, 05/15/08..........................       1,040,440
       1,825,000 Citibank Credit Card Issuance Trust
                  1.580%, 12/10/08 (d)......................       1,835,313
       2,925,000 Countrywide Asset-Backed Certificates
                  2.750%, 03/26/33 (d)......................       2,986,019
       2,080,359 Distribution Financial Services Trust
                  5.670%, 01/17/17..........................       2,102,734
       2,725,000 Ford Credit Auto Owner Trust
                  4.790%, 11/15/06..........................       2,747,201
         754,473 Hedged Mutual Fund Fee Trust (144A)
                  5.220%, 11/30/10 (d)......................         754,473
       1,201,197 Knollwood CDO, Ltd. (144A)
                  4.320%, 01/10/39 (d)......................       1,189,185
         671,732 Long Beach Asset Holdings Corp. (144A)
                  4.940%, 06/25/34..........................         671,732
       1,350,000 MBNA Credit Card Master Note Trust
                  6.550%, 12/15/08..........................       1,408,639
       5,125,000 MBNA Credit Card Master Note Trust
                  2.320%, 06/15/09 (d)......................       5,212,625
       1,125,000 MBNA Master Credit Card Trust II
                  7.000%, 02/15/12..........................       1,267,203
       2,425,000 Option One Mortgage Loan Trust
                  1.850%, 11/25/32 (d)......................       2,438,680
       2,050,000 Option One Mortgage Loan Trust
                  2.800%, 04/25/33 (d)......................       2,081,512
       2,575,000 Residential Asset Securities Corp.
                  2.850%, 01/25/33 (d)......................       2,606,468
       3,900,000 Structured Asset Investment Loan Trust
                  3.050%, 04/25/33 (d)......................       3,936,702
                                                             ---------------
                                                                  46,877,966
                                                             ---------------

       FACE                                                      VALUE
      AMOUNT                                                    (NOTE 1)
   -------------------------------------------------------------------------

                AUTO PARTS--0.3%
   $    725,000 ArvinMeritor, Inc. 8.750%, 03/01/12 (c)..... $       837,375
      1,100,000 Briggs & Stratton Corp. 8.875%, 03/15/11....       1,322,750
      1,325,000 Dana Corp. (144A) 5.850%, 01/15/15..........       1,311,750
                                                             ---------------
                                                                   3,471,875
                                                             ---------------

                AUTOMOBILES--0.6%
      2,100,000 DaimlerChrysler North America Holding Corp.
                 8.500%, 01/18/31...........................       2,623,849
      1,700,000 Ford Motor Co. 7.450%, 07/16/31 (c).........       1,709,755
      2,075,000 General Motors Corp. 8.250%, 07/15/23.......       2,161,469
                                                             ---------------
                                                                   6,495,073
                                                             ---------------

                BIOTECHNOLOGY--0.3%
      2,125,000 Beckman Coulter, Inc. 7.450%, 03/04/08......       2,341,246
        475,000 Bio-Rad Laboratories, Inc.
                 7.500%, 08/15/13...........................         522,500
                                                             ---------------
                                                                   2,863,746
                                                             ---------------

                BUILDING & CONSTRUCTION--1.3%
      1,100,000 Beazer Homes USA, Inc.
                 8.375%, 04/15/12...........................       1,210,000
      1,625,000 Centex Corp 4.550%, 11/01/10 (c)............       1,616,828
      2,600,000 Centex Home Equity Loan Trust
                 3.150%, 12/25/32 (d).......................       2,641,540
      1,100,000 D.R. Horton, Inc. 8.500%, 04/15/12..........       1,226,500
      1,625,000 KB Home & Broad Home Corp. (144A)
                 6.375%, 08/15/11 (c).......................       1,706,250
      2,625,000 MDC Holdings, Inc. 5.375%, 12/15/14.........       2,611,925
      1,900,000 Pulte Homes, Inc. 6.375%, 05/15/33..........       1,882,638
                                                             ---------------
                                                                  12,895,681
                                                             ---------------

                BUSINESS SERVICES--0.1%
        500,000 Cendant Corp. 6.250%, 03/15/10..............         541,122
                                                             ---------------

                CHEMICALS--0.1%
      1,125,000 FMC Corp. 10.250%, 11/01/09.................       1,290,938
                                                             ---------------

                COAL--0.1%
        900,000 Massey Energy Co. 6.625%, 11/15/10..........         940,500
                                                             ---------------

                COLLATERALIZED MORTGAGE OBLIGATIONS--9.5%
      2,075,000 Bear Stearns Commercial Mortgage Securities,
                 Inc. 7.080%, 07/15/31......................       2,316,809
      5,688,268 Bear Stearns Commercial Mortgage Securities,
                 Inc. 4.361%, 06/11/41......................       5,754,559
      1,825,000 Cheyne Investment Grade CDO I (144A)
                 4.140%, 09/26/09 (d).......................       1,782,113
      1,987,590 Countrywide Home Loans, Inc.
                 4.660%, 02/19/34 (d).......................       1,969,438
      1,045,000 FFCA Secured Lending Corp.
                 6.940%, 9/18/25............................       1,004,558
      4,020,194 GGP Mall Properties Trust (144A)
                 5.558%, 11/15/11...........................       4,151,216

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-105

METROPOLITAN SERIES FUND, INC.

 BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


      FACE                                                        VALUE
     AMOUNT                                                      (NOTE 1)
  ---------------------------------------------------------------------------

               COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
  $  2,800,000 Holmes Financing, Plc.
                2.590%, 07/15/40 (d)......................... $     2,822,758
     1,916,468 iStar Asset Receivables Trust (144A)
                2.200%, 08/28/22 (d).........................       1,917,579
     2,300,000 J.P. Morgan Commercial Mortgage Finance
                Corp. 7.238%, 09/15/29.......................       2,548,691
     5,385,000 J.P. Morgan Commercial Mortgage Finance
                Corp. 6.507%, 10/15/35.......................       5,841,413
     8,846,688 LB-UBS Commercial Mortgage Trust
                5.642%, 12/15/25.............................       9,290,187
     4,977,356 LB-UBS Commercial Mortgage Trust
                4.071%, 9/15/26..............................       4,976,700
     4,075,000 LB-UBS Commercial Mortgage Trust
                4.559%, 09/15/27 (d).........................       4,111,812
     4,366,603 LB-UBS Commercial Mortgage Trust
                3.881%, 08/15/29 (d).........................       4,361,505
     3,390,788 LB-UBS Commercial Mortgage Trust (144A)
                6.155%, 07/14/16.............................       3,623,539
     3,143,506 Morgan Stanley Capital I, Inc. (144A)
                7.220%, 07/15/29.............................       3,341,594
     1,525,000 Morgan Stanley Capital, Inc.
                6.210%, 11/15/31.............................       1,637,162
     1,675,000 NationsLink Funding Corp.
                6.476%, 8/20/30..............................       1,805,077
     1,325,000 NationsLink Funding Corp.
                6.795%, 8/20/30..............................       1,445,269
     4,825,000 Nomura Asset Securities Corp.
                6.590%, 3/15/30..............................       5,219,012
     1,484,478 PNC Mortgage Acceptance Corp.
                7.050%, 10/12/33.............................       1,589,848
     3,850,000 PNC Mortgage Acceptance Corp.
                7.300%, 10/12/33.............................       4,389,825
     2,525,000 Residential Asset Security Mortgage Pass
                Through Certificates
                2.850%, 04/25/33 (d).........................       2,570,083
     1,515,780 Salomon Brothers Mortgage Securities VII, Inc.
                (144A) 6.134%, 02/18/34......................       1,591,603
     4,790,825 Wachovia Bank Commercial Mortgage Trust
                3.477%, 08/15/41 (d).........................       4,758,972
     1,872,705 Washington Mutual Mortgage Pass Through
                Certificates 4.560%, 06/25/33 (d)............       1,867,929
     5,875,000 Washington Mutual, Inc.
                3.420%, 05/25/33 (d).........................       5,829,718
     4,750,000 Washington Mutual, Inc.
                3.700%, 06/25/33 (d).........................       4,718,742
                                                              ---------------
                                                                   97,237,711
                                                              ---------------

               COMPUTERS & BUSINESS EQUIPMENT--0.1%
     1,450,000 Xerox Corp. 6.875%, 08/15/11..................       1,544,250
                                                              ---------------

               CONGLOMERATES--0.5%
     5,200,000 General Electric Co. 5.000%, 02/01/13.........       5,335,018
                                                              ---------------

               CONTAINERS & GLASS--0.1%
     1,125,000 Ball Corp. 6.875%, 12/15/12...................       1,209,375
                                                              ---------------

          FACE                                                VALUE
         AMOUNT                                              (NOTE 1)
      -------------------------------------------------------------------

                   DRUGS & HEALTH CARE--0.1%
      $    475,000 AmerisourceBergen Corp.
                    7.250%, 11/15/12..................... $       530,813
                                                          ---------------

                   ELECTRICAL EQUIPMENT--0.2%
           900,000 Ametek, Inc. 7.200%, 07/15/08.........         975,781
           800,000 Thomas & Betts Corp. 7.250%, 06/01/13.         877,534
                                                          ---------------
                                                                1,853,315
                                                          ---------------

                   ELECTRICAL UTILITIES--1.3%
         1,900,000 Dominion Resources, Inc.
                    8.125%, 6/15/10......................       2,236,361
         2,425,000 DTE Energy Co. 6.450%, 06/01/06.......       2,524,425
         2,675,000 Entergy Gulf States, Inc.
                    3.600%, 6/1/08.......................       2,631,678
         2,075,000 Indiana Michigan Power Co.
                    6.125%, 12/15/06.....................       2,172,730
         3,085,000 Progress Energy, Inc. 7.100%, 03/01/11       3,468,290
                                                          ---------------
                                                               13,033,484
                                                          ---------------

                   ELECTRONICS--0.3%
           725,000 Fisher Scientific International, Inc.
                    8.000%, 09/01/13.....................         822,875
         1,175,000 Loral Corp. 7.000%, 09/15/23..........       1,338,410
         1,000,000 PerkinElmer, Inc. 8.875%, 01/15/13....       1,140,000
                                                          ---------------
                                                                3,301,285
                                                          ---------------

                   ENVIRONMENTAL CONTROL--0.1%
         1,550,000 Allied Waste North America, Inc.
                    5.750%, 2/15/11......................       1,457,000
                                                          ---------------

                   FEDERAL AGENCIES--38.9%
         8,147,706 Federal Home Loan Bank
                    5.500%, 07/01/33.....................       8,290,629
            68,875 Federal Home Loan Mortgage Corp.
                    9.000%, 12/1/09......................          73,812
             3,058 Federal National Mortgage Association
                    7.750%, 09/01/06.....................           3,075
            42,901 Federal National Mortgage Association
                    7.750%, 03/01/08.....................          44,240
             4,669 Federal National Mortgage Association
                    7.750%, 04/01/08.....................           4,815
            12,081 Federal National Mortgage Association
                    8.000%, 06/01/08.....................          12,659
            85,660 Federal National Mortgage Association
                    8.250%, 07/01/08.....................          88,948
           100,773 Federal National Mortgage Association
                    8.500%, 02/01/09.....................         107,086
            19,620 Federal National Mortgage Association
                    8.500%, 09/01/09.....................          20,665
        35,750,000 Federal National Mortgage Association
                    4.125%, 04/15/14.....................      34,649,186
           441,984 Federal National Mortgage Association
                    6.500%, 07/01/14.....................         469,106

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-106

METROPOLITAN SERIES FUND, INC.

 BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
     ---------------------------------------------------------------------

                  FEDERAL AGENCIES--(CONTINUED)
     $     17,363 Federal National Mortgage Association
                   9.000%, 04/01/16....................... $        18,930
        1,078,811 Federal National Mortgage Association
                   6.000%, 07/01/16.......................       1,131,502
        5,972,488 Federal National Mortgage Association
                   6.500%, 04/01/17.......................       6,334,428
        3,374,453 Federal National Mortgage Association
                   5.000%, 06/01/18.......................       3,431,691
        2,514,081 Federal National Mortgage Association
                   4.500%, 10/01/18.......................       2,511,739
        3,636,833 Federal National Mortgage Association
                   5.000%, 06/01/23.......................       3,654,942
        2,176,631 Federal National Mortgage Association
                   5.500%, 01/01/24.......................       2,226,616
          393,356 Federal National Mortgage Association
                   6.500%, 11/01/27.......................         414,048
        2,702,062 Federal National Mortgage Association
                   6.500%, 12/01/29 (d)...................       2,841,012
        4,928,697 Federal National Mortgage Association
                   5.500%, 04/01/33.......................       5,007,957
       11,616,279 Federal National Mortgage Association
                   5.000%, 11/01/33.......................      11,548,137
        8,886,610 Federal National Mortgage Association
                   5.500%, 11/01/33.......................       9,029,518
       13,411,231 Federal National Mortgage Association
                   5.500%, 01/01/34.......................      13,626,901
       17,731,574 Federal National Mortgage Association
                   5.000%, 03/01/34.......................      17,627,559
        5,200,000 Federal National Mortgage Association
                   4.000%, TBA............................       5,074,878
       50,150,000 Federal National Mortgage Association
                   4.500%, TBA............................      49,388,774
       54,550,000 Federal National Mortgage Association
                   5.000%, TBA............................      55,037,781
       30,650,000 Federal National Mortgage Association
                   5.500%, TBA............................      31,303,234
       54,675,000 Federal National Mortgage Association
                   6.000%, TBA............................      56,685,969
       19,800,000 Federal National Mortgage Association
                   6.500%, TBA............................      20,759,072
            8,899 Government National Mortgage Association
                   7.500%, 05/15/07.......................           9,263
          721,074 Government National Mortgage Association
                   7.500%, 12/15/14.......................         769,720
           11,338 Government National Mortgage Association
                   9.000%, 10/15/16.......................          12,687
           19,831 Government National Mortgage Association
                   8.500%, 01/15/17.......................          21,859
           13,966 Government National Mortgage Association
                   8.500%, 02/15/17.......................          15,395
           28,781 Government National Mortgage Association
                   8.500%, 03/15/17.......................          31,726
           26,767 Government National Mortgage Association
                   8.500%, 05/15/17.......................          29,506
            2,809 Government National Mortgage Association
                   8.500%, 10/15/21.......................           3,089

       FACE                                                      VALUE
      AMOUNT                                                    (NOTE 1)
   -------------------------------------------------------------------------

                FEDERAL AGENCIES--(CONTINUED)
   $      4,708 Government National Mortgage Association
                 8.500%, 11/15/21........................... $         5,179
          6,710 Government National Mortgage Association
                 8.500%, 05/15/22...........................           7,374
        510,353 Government National Mortgage Association
                 6.500%, 05/15/29...........................         538,195
         63,865 Government National Mortgage Association
                 8.000%, 11/15/29...........................          69,353
      8,912,988 Government National Mortgage Association
                 5.500%, 04/15/33...........................       9,111,802
      2,768,199 Government National Mortgage Association
                 6.000%, 09/20/33...........................       2,867,374
     13,575,093 Government National Mortgage Association
                 5.000%, 10/20/33...........................      13,583,211
      4,552,870 Government National Mortgage Association
                 6.000%, 10/20/33...........................       4,731,526
      6,159,547 Government National Mortgage Association
                 6.000%, 11/20/33...........................       6,380,222
      4,609,098 Government National Mortgage Association
                 6.000%, 02/20/34...........................       4,774,506
     10,175,000 Government National Mortgage Association
                 5.500%, TBA................................      10,381,675
      2,900,000 Government National Mortgage Association
                 6.500%, TBA................................       3,050,437
                                                             ---------------
                                                                 397,813,008
                                                             ---------------

                FINANCE & BANKING--7.8%
      2,600,000 Bank of America Corp. 7.400%, 01/15/11......       3,011,783
      1,513,000 Bank of America Institutional Capital (144A)
                 8.070%, 12/31/26...........................       1,665,389
      1,475,000 Bombardier Capital, Inc.
                 4.670%, 05/30/13 (d).......................       1,471,901
      2,175,000 CIT Group, Inc. 4.125%, 02/21/06............       2,197,102
      1,400,000 Citigroup Capital II 7.750%, 12/01/36.......       1,519,083
      7,082,000 Citigroup, Inc. (144A) 5.000%, 09/15/14.....       7,116,164
        950,000 Crestar Capital Trust I 8.160%, 12/15/26....       1,058,353
      2,500,000 ERAC USA Finance Co. (144A)
                 6.625%, 02/15/05...........................       2,509,892
        450,000 ERAC USA Finance Co. (144A)
                 8.250%, 05/01/05...........................         457,416
      1,375,000 ERAC USA Finance Co. (144A)
                 6.625%, 05/15/06...........................       1,427,711
      1,600,000 ERAC USA Finance Co. (144A)
                 7.350%, 06/15/08...........................       1,767,571
      1,750,000 First National Bank of Boston
                 7.375%, 09/15/06...........................       1,866,067
      1,825,000 First Union Capital I 7.935%, 01/15/27......       2,043,060
      4,875,000 Ford Motor Credit Co. 7.375%, 10/28/09......       5,258,506
      4,925,000 General Electric Capital Corp.
                 6.125%, 02/22/11...........................       5,394,796
      2,600,000 General Motors Acceptance Corp.
                 7.250%, 03/02/11...........................       2,722,101
        625,000 General Motors Acceptance Corp.
                 8.000%, 11/01/31...........................         642,428
      4,575,000 Household Finance Corp.
                 6.375%, 10/15/11...........................       5,052,612

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-107

METROPOLITAN SERIES FUND, INC.

 BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


        FACE                                                       VALUE
       AMOUNT                                                     (NOTE 1)
    --------------------------------------------------------------------------

                    FINANCE & BANKING--(CONTINUED)
    $  3,725,000    Household Finance Corp.
                     6.375%, 11/27/12......................... $     4,115,689
       4,375,000    International Lease Finance Corp.
                     5.750%, 02/15/07 (c).....................       4,563,269
       3,900,000    John Hancock Global Funding (144A)
                     7.900%, 07/02/10.........................       4,566,416
       4,850,000    MBNA Corp. 5.625%, 11/30/07...............       5,084,066
       1,675,000    Mellon Capital II 7.995%, 01/15/27........       1,845,857
       4,150,000    Simon Debartolo Group, L.P.
                     6.875%, 11/15/2006.......................       4,394,825
       1,650,000    Sprint Capital Corp. 8.750%, 03/15/32.....       2,198,310
       1,650,000    U.S. Bancorp Capital I 8.270%, 12/15/26...       1,828,707
       2,875,000    Verizon Global Funding Corp.
                     7.750%, 12/01/30.........................       3,574,562
                                                               ---------------
                                                                    79,353,636
                                                               ---------------

                    FINANCIAL SERVICES--0.3%
       2,675,000    Countrywide Home Loans, Inc.
                     4.125%, 09/15/09.........................       2,663,008
                                                               ---------------

                    FOOD & BEVERAGES--0.1%
       1,425,000    Smithfield Foods, Inc. 7.000%, 08/01/11...       1,521,188
                                                               ---------------

                    FOREST PRODUCTS & PAPER--0.4%
       2,275,000    International Paper Co.
                     6.750%, 09/01/11 (c).....................       2,550,577
       1,125,000    Weyerhaeuser Co. 7.375%, 03/15/32.........       1,334,077
                                                               ---------------
                                                                     3,884,654
                                                               ---------------

                    GAS & OIL--0.6%
       2,200,000    Conoco, Inc. 6.950%, 04/15/29.............       2,597,881
         950,000    Enterprise Products Operating, L.P. (144A)
                     5.600%, 10/15/14.........................         958,426
         675,000    Kerr-McGee Corp. 6.875%, 09/15/11.........         760,101
         900,000    Newfield Exploration Co. (144A)
                     6.625%, 09/01/14.........................         951,750
         975,000    Plains Exploration & Production Co.
                     7.125%, 06/15/14 (c).....................       1,062,750
                                                               ---------------
                                                                     6,330,908
                                                               ---------------

                    GAS & PIPELINE UTILITIES--0.2%
       1,950,000    Halliburton Co. (144A)
                     1.920%, 01/26/07 (d).....................       1,950,704
                                                               ---------------

                    HEALTH CARE--0.1%
       1,000,000    Alderwoods Group, Inc. (144A)
                     7.750%, 09/15/12.........................       1,080,000
                                                               ---------------

                    INDUSTRIAL MACHINERY--0.1%
       1,025,000    Kennametal, Inc. 7.200%, 06/15/12.........       1,139,016
                                                               ---------------

                    INVESTMENT BROKERAGE--2.1%
       1,125,000    J.P. Morgan Capital Trust I
                     7.540%, 01/15/27 (c).....................       1,209,363

         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
     ---------------------------------------------------------------------

                  INVESTMENT BROKERAGE--(CONTINUED)
     $  3,400,000 J.P. Morgan Chase & Co.
                   6.750%, 02/01/11....................... $     3,819,584
        1,987,000 Lehman Brothers Holdings, Inc.
                   4.000%, 01/22/08.......................       2,000,712
        2,200,000 Lehman Brothers Holdings, Inc.
                   3.950%, 11/10/09 (c)...................       2,177,802
        3,000,000 Merrill Lynch & Co., Inc.
                   3.700%, 04/21/08.......................       2,991,855
        4,975,000 Morgan Stanley 4.750%, 04/01/14.........       4,847,680
        4,000,000 The Goldman Sachs Group, Inc.
                   6.875%, 01/15/11.......................       4,512,712
                                                           ---------------
                                                                21,559,708
                                                           ---------------

                  INVESTMENT COMPANIES--1.9%
       19,350,000 Dow Jones CDC.NA.HY.3 Trust 3 (144A)
                   8.000%, 12/29/09.......................      19,845,844
                                                           ---------------

                  MEDIA--1.1%
        4,525,000 Comcast Corp. 7.050%, 03/15/33 (c)......       5,177,632
        1,375,000 EchoStar DBS Corp. 5.750%, 10/01/08.....       1,392,187
        1,500,000 Lamar Media Corp. 7.250%, 01/01/13......       1,620,000
          200,000 Scientific Games Corp. (144A)
                   6.250%, 12/15/12.......................         203,500
          150,000 Time Warner Entertainment Co., L.P.
                   8.375%, 03/15/23.......................         188,056
        2,100,000 Time Warner, Inc. 7.700%, 05/01/32......       2,568,548
                                                           ---------------
                                                                11,149,923
                                                           ---------------

                  METALS & MINING--0.2%
        1,625,000 Corporacion Nacional del Cobre (144A)
                   4.750%, 10/15/14.......................       1,592,903
          700,000 Inco, Ltd. 7.200%, 09/15/32.............         815,848
                                                           ---------------
                                                                 2,408,751
                                                           ---------------

                  REAL ESTATE--1.0%
        2,325,000 ERP Operating, L.P. 6.630%, 04/13/15 (d)       2,348,643
        1,300,000 iStar Financial, Inc. (REIT)
                   7.000%, 03/15/08.......................       1,399,846
        2,150,000 Merry Land & Investment Co., Inc. (REIT)
                   7.250%, 06/15/05.......................       2,188,702
        1,800,000 Reckson Operating Partnership (REIT)
                   5.875%, 08/15/14.......................       1,867,088
        2,375,000 Vornado Realty Trust (REIT)
                   5.625%, 06/15/07.......................       2,465,794
                                                           ---------------
                                                                10,270,073
                                                           ---------------

                  RETAIL--0.2%
          375,000 K2, Inc. (144A) 7.375%, 07/01/14........         410,625
          956,000 Saks, Inc. 7.000%, 12/01/13.............         976,315
          270,000 The Kroger Co. 7.800%, 08/15/07.........         296,282
                                                           ---------------
                                                                 1,683,222
                                                           ---------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-108

METROPOLITAN SERIES FUND, INC.

 BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


          FACE                                                    VALUE
         AMOUNT                                                  (NOTE 1)
      -----------------------------------------------------------------------

                      TELECOMMUNICATIONS--0.3%
      $  1,500,000    AT&T Wireless Services, Inc.
                       8.750%, 03/01/31...................... $     2,022,470
         1,350,000    SBC Communications, Inc.
                       5.100%, 09/15/14......................       1,362,547
                                                              ---------------
                                                                    3,385,017
                                                              ---------------

                      U.S. TREASURY--14.8%
         9,075,000    United States Treasury Bond Strips Zero
                       Coupon, 08/15/25......................       3,187,430
        12,300,000    United States Treasury Bonds
                       7.250%, 05/15/16......................      15,396,144
        14,875,000    United States Treasury Bonds
                       8.875%, 02/15/19......................      21,399,666
        11,775,000    United States Treasury Bonds
                       6.250%, 08/15/23......................      13,785,487
         7,300,000    United States Treasury Bonds
                       6.250%, 05/15/30......................       8,727,778
        24,875,000    United States Treasury Notes
                       7.000%, 07/15/06......................      26,373,321
         3,725,000    United States Treasury Notes
                       5.625%, 05/15/08......................       3,995,353
        13,100,000    United States Treasury Notes
                       6.500%, 02/15/10......................      14,831,139
        21,450,000    United States Treasury Notes
                       5.750%, 08/15/10......................      23,615,956
        19,725,000    United States Treasury Notes
                       4.000%, 11/15/12......................      19,691,862
                                                              ---------------
                                                                  151,004,136
                                                              ---------------

                      YANKEE--5.1%
           750,000    Alcan, Inc. 6.125%, 12/15/33...........         793,790
         1,425,000    British Telecommunications, Plc.
                       8.875%, 12/15/30 (d)..................       1,908,105
           850,000    Corporacion Andina de Fomento
                       6.875%, 03/15/12......................         955,221
         1,675,000    Deutsche Telekom International Finance
                       8.750%, 06/15/30 (d)..................       2,211,767
         2,025,000    EnCana Corp. 6.500%, 08/15/34..........       2,223,049
         1,375,000    Federative Republic of Brazil
                       11.000%, 08/17/40 (c).................       1,631,438
         1,300,000    France Telecom S.A.
                       9.250%, 03/01/31 (d) (c)..............       1,762,270
         1,050,000    Luscar Coal, Ltd. 9.750%, 10/15/11.....       1,191,750
         1,875,000    Petroleos Mexicanos
                       6.500%, 02/01/05 (d)..................       1,881,000
         1,875,000    Petronas Capital, Ltd. (144A)
                       7.875%, 05/22/22......................       2,339,077
         3,500,000    Republic of Argentina 1.980%, 08/03/12.       2,975,000
         2,850,000    Republic of Chile 5.625%, 07/23/07.....       2,985,090
         1,350,000    Republic of Columbia 10.750%, 01/15/13.       1,613,250
         1,450,000    Republic of Malaysia 7.500%, 07/15/11..       1,693,938
         3,550,000    Republic of Panama 7.250%, 03/15/15....       3,692,000
         1,232,000    Republic of Peru 5.000%, 03/07/17 (d)..       1,176,560
         1,025,000    Republic of South Africa
                       9.125%, 05/19/09......................       1,214,625
         1,550,000    Republic of South Africa
                       6.500%, 06/02/14......................       1,697,250

         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
     ---------------------------------------------------------------------

                  YANKEE--(CONTINUED)
     $  3,000,000 Republic of Turkey 7.250%, 03/15/15.... $     3,082,500
        2,075,000 Republic of Venezuela
                   10.750%, 09/19/13 (c).................       2,484,812
          775,000 Rogers Wireless Communications, Inc.
                   6.375%, 03/01/14......................         767,250
          875,000 State of Qatar (144A) 9.750%, 06/15/30.       1,268,750
        2,925,000 Telecom Italia Capital (144A)
                   4.950%, 09/30/14......................       2,865,737
        5,200,000 United Mexican States 4.625%, 10/08/08.       5,265,000
        1,075,000 United Mexican States
                   6.625%, 03/03/15 (c)..................       1,154,550
          975,000 United Mexican States 8.300%, 08/15/31.       1,142,700
                                                          ---------------
                                                               51,976,479
                                                          ---------------
                  Total Bonds & Notes
                   (Identified Cost $968,354,205)........     980,968,925
                                                          ---------------

     SHORT TERM INVESTMENTS--26.8%
     ---------------------------------------------------------------------

                  COMMERCIAL PAPER--24.8%
       20,000,000 Bank of America Corp. 2.011%, 01/18/05.      19,981,111
       16,000,000 Caterpillar Financial Services Corp.
                   2.252%, 01/11/05......................      15,990,000
       21,584,000 General Electric Capital Corp.
                   2.275%, 01/13/05......................      21,567,668
        3,783,000 General Electric Capital Corp.
                   2.221%, 02/10/05......................       3,773,711
       23,000,000 International Lease Finance Corp.
                   2.126%, 01/06/05......................      22,993,228
        8,539,000 International Lease Finance Corp.
                   2.359%, 02/10/05......................       8,516,703
       13,769,000 Merck & Co., Inc. 2.306%, 01/24/05.....      13,748,767
       21,911,000 Morgan Stanley 2.332%, 01/12/05........      21,895,401
       12,937,000 Morgan Stanley 2.324%, 01/13/05........      12,926,995
       30,000,000 Royal Bank of Scotland 2.360%, 02/15/05      29,911,875
       15,000,000 The Goldman Sachs Group, L.P.
                   2.333%, 01/10/05......................      14,991,263
        5,271,000 Toyota Motor Credit Co.
                   2.237%, 01/18/05......................       5,265,450
       26,874,000 Toyota Motor Credit Co.
                   2.325%, 01/20/05......................      26,841,094
        6,231,000 UBS Finance, Inc. 2.200%, 01/03/05.....       6,230,238
       25,000,000 UBS Finance, Inc. 2.153%, 01/18/05.....      24,974,677
        2,500,000 UBS Finance, Inc. 2.303%, 01/18/05.....       2,497,285
        1,738,000 UBS Finance, Inc. 2.235%, 02/28/05.....       1,731,784
                                                          ---------------
                                                              253,837,250
                                                          ---------------

                  DISCOUNT NOTES--2.0%
       20,000,000 Federal National Mortgage Association
                   1.970%, 01/12/05......................      19,987,961
                                                          ---------------
                  Total Short Term Investments
                   (Identified Cost $273,825,211)........     273,825,211
                                                          ---------------
                  Total Investments--122.7%
                   (Identified Cost $1,242,179,416) (a)..   1,254,794,136
                  Other assets less liabilities..........    (231,852,104)
                                                          ---------------
                  TOTAL NET ASSETS--100%................. $ 1,022,942,032
                                                          ===============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-109

METROPOLITAN SERIES FUND, INC.

 BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004



FUTURES CONTRACTS

                                                                                      UNREALIZED
                                  EXPIRATION NUMBER OF   CONTRACT    VALUATION AS OF APPRECIATION/
FUTURES CONTRACTS LONG               DATE    CONTRACTS    AMOUNT       12/31/2004    DEPRECIATION
----------------------            ---------- --------- ------------  --------------- -------------
Interest Rate Swap 10 Year Future 3/21/2005     364    $ 40,163,851   $ 40,142,375     $ (21,476)
U.S. Treasury Note 2 Year Future. 3/21/2005     388      81,356,868     81,322,375       (34,493)
U.S. Treasury Note 5 Year Future. 3/21/2005     217      23,759,485     23,768,281         8,796

FUTURES CONTRACTS SHORT
-----------------------
U.S. Treasury Note 10 Year Future 3/21/2005    (656)    (73,284,576)   (73,431,000)     (146,424)
                                                                                       ---------
Net Unrealized Depreciation.........................................................   $(193,597)
                                                                                       =========

                See accompanying notes to financial statements.

                                    MSF-110

METROPOLITAN SERIES FUND, INC.

 BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

    ASSETS
      Investments at value.....................              $1,254,794,136
      Cash.....................................                         378
      Collateral for securities loaned.........                 148,044,233
      Receivable for:
       Securities sold.........................                  38,230,870
       Fund shares sold........................                   4,145,258
       Accrued interest........................                   8,677,892
       Futures variation margin................                      61,681
                                                             --------------
        Total Assets...........................               1,453,954,448
    LIABILITIES
      Payable for:
       Fund shares redeemed.................... $    687,027
       Securities purchased....................  281,727,451
       Return of collateral for securities
        loaned.................................  148,044,233
      Accrued expenses:
       Management fees.........................      343,677
       Service and distribution fees...........       37,440
       Deferred directors fees.................       79,369
       Other expenses..........................       93,219
                                                ------------
        Total Liabilities......................                 431,012,416
                                                             --------------
    NET ASSETS.................................              $1,022,942,032
                                                             ==============
      Net assets consist of:
       Capital paid in.........................              $  961,377,279
       Undistributed net investment income.....                  40,623,739
       Accumulated net realized gains
        (losses)...............................                   8,519,891
       Unrealized appreciation (depreciation)
        on investments and futures
        contracts..............................                  12,421,123
                                                             --------------
    NET ASSETS.................................              $1,022,942,032
                                                             ==============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per
     share ($814,560,099 divided by
     7,162,705 shares outstanding).............              $       113.72
                                                             ==============
    CLASS B
    Net asset value and redemption price per
     share ($143,107,281 divided by
     1,272,448 shares outstanding).............              $       112.47
                                                             ==============
    CLASS E
    Net asset value and redemption price per
     share ($65,274,652 divided by
     577,828 shares outstanding)...............              $       112.97
                                                             ==============
    Identified cost of investments.............              $1,242,179,416
                                                             ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

     INVESTMENT INCOME
       Interest................................              $40,676,503(a)
                                                             -----------
     EXPENSES
       Management fees......................... $ 4,028,376
       Service and distribution fees--Class B..     276,423
       Service and distribution fees--Class E..      88,849
       Directors' fees and expenses............      26,467
       Custodian...............................     217,406
       Audit and tax services..................      25,121
       Legal...................................      23,998
       Printing................................     294,094
       Insurance...............................      22,235
       Miscellaneous...........................       4,553
                                                -----------
       Total expenses..........................                5,007,522
                                                             -----------
     NET INVESTMENT INCOME.....................               35,668,981
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  18,680,389
       Options--net............................      74,329
       Futures contracts--net..................  (1,559,603)
       Foreign currency transactions--net......    (314,509)  16,880,606
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  (9,296,200)
       Futures contracts--net..................    (175,124)  (9,471,324)
                                                -----------  -----------
     Net gain (loss)...........................                7,409,282
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $43,078,263
                                                             ===========

(a)Includes income on securities loaned of $97,481.

                See accompanying notes to financial statements.

                                    MSF-111

METROPOLITAN SERIES FUND, INC.

 BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)

STATEMENT OF CHANGES IN NET ASSETS


                                                                       YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   35,668,981  $   37,463,876
  Net realized gain (loss)..........................................     16,880,606      32,858,094
  Unrealized appreciation (depreciation)............................     (9,471,324)    (12,770,089)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     43,078,263      57,551,881
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (34,576,323)    (29,394,621)
    Class B.........................................................     (3,976,521)     (1,861,712)
    Class E.........................................................     (2,362,593)       (850,252)
                                                                     --------------  --------------
                                                                        (40,915,437)    (32,106,585)
                                                                     --------------  --------------
   Net realized gain
    Class A.........................................................    (14,435,269)              0
    Class B.........................................................     (1,731,879)              0
    Class E.........................................................     (1,006,674)              0
                                                                     --------------  --------------
                                                                        (17,173,822)              0
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (58,089,259)    (32,106,585)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.     19,770,599     (12,640,076)
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................      4,759,603      12,805,220

NET ASSETS
  Beginning of the period...........................................  1,018,182,429   1,005,377,209
                                                                     --------------  --------------
  End of the period................................................. $1,022,942,032  $1,018,182,429
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   40,623,739  $   40,905,525
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                 YEAR ENDED
                                                                   DECEMBER 31, 2004          DECEMBER 31, 2003
                                                               -------------------------  -------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  -------------  ----------  -------------
CLASS A
  Sales.......................................................    792,346  $  88,779,665     869,841  $  98,947,041
  Reinvestments...............................................    448,290     49,011,592     263,369     29,394,621
  Redemptions................................................. (1,701,977)  (191,608,040) (1,841,075)  (209,080,650)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease).....................................   (461,341) $ (53,816,783)   (707,865) $ (80,738,988)
                                                               ==========  =============  ==========  =============
CLASS B
  Sales.......................................................    610,575  $  68,057,046     427,279  $  48,252,143
  Reinvestments...............................................     52,700      5,708,400      16,813      1,861,712
  Redemptions.................................................   (186,723)   (20,811,316)    (74,610)    (8,401,092)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease).....................................    476,552  $  52,954,130     369,482  $  41,712,763
                                                               ==========  =============  ==========  =============
CLASS E
  Sales.......................................................    298,502  $  33,713,876     338,267  $  38,288,609
  Reinvestments...............................................     30,990      3,369,267       7,653        850,252
  Redemptions.................................................   (147,691)   (16,449,891)   (113,068)   (12,752,712)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease).....................................    181,801  $  20,633,252     232,852  $  26,386,149
                                                               ==========  =============  ==========  =============
  Increase (decrease) derived from capital share transactions.    197,012  $  19,770,599    (105,531) $ (12,640,076)
                                                               ==========  =============  ==========  =============

                See accompanying notes to financial statements.

                                    MSF-112

METROPOLITAN SERIES FUND, INC.

 BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)

FINANCIAL HIGHLIGHTS


                                                                              CLASS A
                                                          ------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------
                                                            2004      2003      2002      2001      2000
                                                          --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $ 115.62  $ 112.74  $ 109.33  $ 109.66  $ 101.40
                                                          --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................     4.44      4.55      5.30      5.92      7.82
  Net realized and unrealized gain (loss) on investments.     0.41      1.93      3.57      3.20      0.44
                                                          --------  --------  --------  --------  --------
  Total from investment operations.......................     4.85      6.48      8.87      9.12      8.26
                                                          --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income...............    (4.76)    (3.60)    (5.46)    (9.45)     0.00
  Distributions from net realized capital gains..........    (1.99)     0.00      0.00      0.00      0.00
                                                          --------  --------  --------  --------  --------
  Total distributions....................................    (6.75)    (3.60)    (5.46)    (9.45)     0.00
                                                          --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD........................... $ 113.72  $ 115.62  $ 112.74  $ 109.33  $ 109.66
                                                          ========  ========  ========  ========  ========
TOTAL RETURN (%).........................................      4.4       5.9       8.5       8.8       8.1
Ratio of operating expenses to average net assets (%)....     0.46      0.47      0.51      0.49      0.47
Ratio of net investment income to average net assets (%).     3.57      3.69      4.53      5.99      7.37
Portfolio turnover rate (%)..............................      458       428       356       271        81
Net assets, end of period (000).......................... $814,560  $881,513  $939,369  $349,417  $283,140

                                                                           CLASS B
                                                          ---------------------------------------
                                                                                      MAY 1, 2001(A)
                                                            YEAR ENDED DECEMBER 31,      THROUGH
                                                          --------------------------   DECEMBER 31,
                                                            2004      2003     2002        2001
                                                          --------  -------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $ 114.51  $111.84  $108.70     $103.37
                                                          --------  -------  -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................     3.78     3.57     5.41        0.84
  Net realized and unrealized gain (loss) on investments.     0.73     2.58     3.11        4.49
                                                          --------  -------  -------     -------
  Total from investment operations.......................     4.51     6.15     8.52        5.33
                                                          --------  -------  -------     -------
LESS DISTRIBUTIONS
  Distributions from net investment income...............    (4.56)   (3.48)   (5.38)       0.00
  Distributions from net realized capital gains..........    (1.99)    0.00     0.00        0.00
                                                          --------  -------  -------     -------
  Total distributions....................................    (6.55)   (3.48)   (5.38)       0.00
                                                          --------  -------  -------     -------
NET ASSET VALUE, END OF PERIOD........................... $ 112.47  $114.51  $111.84     $108.70
                                                          ========  =======  =======     =======
TOTAL RETURN (%).........................................      4.2      5.6      8.2         5.2(b)
Ratio of operating expenses to average net assets (%)....     0.71     0.72     0.76        0.74(c)
Ratio of net investment income to average net assets (%).     3.35     3.40     4.28        5.07(c)
Portfolio turnover rate (%)..............................      458      428      356         271
Net assets, end of period (000).......................... $143,107  $91,135  $47,690     $ 7,931

                                                                        CLASS E
                                                          --------------------------------
                                                             YEAR ENDED            APRIL 23, 2002(A)
                                                            DECEMBER 31,                THROUGH
                                                          ----------------           DECEMBER 31,
                                                            2004     2003                2002
                                                          -------  -------         -----------------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $114.98  $112.26              $105.14
                                                          -------  -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................    3.52     3.19                 1.70
  Net realized and unrealized gain (loss) on investments.    1.12     3.09                 5.42
                                                          -------  -------              -------
  Total from investment operations.......................    4.64     6.28                 7.12
                                                          -------  -------              -------
LESS DISTRIBUTIONS
  Distributions from net investment income...............   (4.66)   (3.56)                0.00
  Distributions from net realized capital gains..........   (1.99)    0.00                 0.00
                                                          -------  -------              -------
  Total distributions....................................   (6.65)   (3.56)                0.00
                                                          -------  -------              -------
NET ASSET VALUE, END OF PERIOD........................... $112.97  $114.98              $112.26
                                                          =======  =======              =======
TOTAL RETURN (%).........................................     4.3      5.7                  6.8(b)
Ratio of operating expenses to average net assets (%)....    0.61     0.62                 0.66(c)
Ratio of net investment income to average net assets (%).    3.44     3.48                 4.25(c)
Portfolio turnover rate (%)..............................     458      428                  356
Net assets, end of period (000).......................... $65,275  $45,534              $18,318

(a)Commencement of operations
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-113

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--59.0% OF TOTAL NET ASSETS

                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                     AEROSPACE & DEFENSE--1.9%
              87,440 Lockheed Martin Corp................ $   4,857,292
              23,046 Northrop Grumman Corp...............     1,252,781
              10,340 Precision Castparts Corp............       679,131
              19,210 United Technologies Corp............     1,985,353
                                                          -------------
                                                              8,774,557
                                                          -------------

                     AIRLINES--0.1%
              34,300 Southwest Airlines Co...............       558,404
                                                          -------------

                     AUTOMOBILES--0.1%
              14,800 Toyota Motor Corp., (JPY)...........       602,914
                                                          -------------

                     BEVERAGES--0.6%
              28,310 Diageo, Plc., (GBP).................       402,777
              45,935 PepsiCo, Inc........................     2,397,807
                                                          -------------
                                                              2,800,584
                                                          -------------

                     BIOTECHNOLOGY--0.2%
              34,270 MedImmune, Inc. (b).................       929,060
                                                          -------------

                     BUILDING PRODUCTS--0.4%
              44,830 Masco Corp..........................     1,637,640
                                                          -------------

                     CAPITAL MARKETS--3.1%
              11,840 Franklin Resources, Inc.............       824,656
               5,080 Lehman Brothers Holdings, Inc.......       444,398
             152,890 Mellon Financial Corp...............     4,756,408
              73,110 Merrill Lynch & Co., Inc............     4,369,785
              34,630 Morgan Stanley......................     1,922,658
              21,080 The Goldman Sachs Group, Inc........     2,193,163
                                                          -------------
                                                             14,511,068
                                                          -------------

                     CHEMICALS--2.4%
              28,604 Air Products & Chemicals, Inc.......     1,658,174
              66,000 E. I. du Pont de Nemours & Co.......     3,237,300
              22,820 Monsanto Co.........................     1,267,651
              32,000 PPG Industries, Inc.................     2,181,120
               3,760 Praxair, Inc........................       166,004
               8,470 Syngenta AG, (CHF)..................       896,147
              31,550 The Dow Chemical Co.................     1,562,040
                                                          -------------
                                                             10,968,436
                                                          -------------

                     COMMERCIAL BANKS--3.8%
             175,528 Bank of America Corp................     8,248,061
              76,280 PNC Financial Services Group, Inc...     4,381,523
              46,070 SunTrust Banks, Inc.................     3,403,651
              34,030 U.S. Bancorp........................     1,065,820
              10,180 Wells Fargo & Co....................       632,687
                                                          -------------
                                                             17,731,742
                                                          -------------

                     COMMERCIAL SERVICES & SUPPLIES--0.4%
              46,400 Cendant Corp........................     1,084,832
              41,600 Nalco Holding Co. (b)...............       812,032
                                                          -------------
                                                              1,896,864
                                                          -------------

                                                             VALUE
          SHARES                                            (NOTE 1)
        ---------------------------------------------------------------

                    COMMUNICATIONS EQUIPMENT--1.6%
             21,830 Cisco Systems, Inc. (b).............. $     421,319
            219,200 Nokia Corp. (ADR)....................     3,434,864
            963,840 Nortel Networks Corp. (b)............     3,363,802
                                                          -------------
                                                              7,219,985
                                                          -------------

                    COMPUTERS & PERIPHERALS--0.3%
             16,000 Dell, Inc. (b).......................       674,240
             17,014 Hewlett-Packard Co...................       356,783
              1,760 International Business Machines Corp.       173,501
                                                          -------------
                                                              1,204,524
                                                          -------------

                    CONSUMER FINANCE--0.7%
             33,020 American Express Co..................     1,861,337
             52,390 MBNA Corp............................     1,476,874
                                                          -------------
                                                              3,338,211
                                                          -------------

                    CONTAINERS & PACKAGING--1.1%
            182,970 Owens-Illinois, Inc. (b).............     4,144,271
             55,290 Smurfit-Stone Container Corp. (b)....     1,032,817
                                                          -------------
                                                              5,177,088
                                                          -------------

                    DIVERSIFIED FINANCIAL SERVICES--3.0%
            145,678 Citigroup, Inc.......................     7,018,766
            172,748 JPMorgan Chase & Co..................     6,738,899
                                                          -------------
                                                             13,757,665
                                                          -------------

                    DIVERSIFIED TELECOMMUNICATION SERVICES--4.1%
             40,840 SBC Communications, Inc..............     1,052,447
            376,040 Sprint Corp..........................     9,344,594
             12,480 TELUS Corp., (CAD)...................       360,365
            196,760 Verizon Communications, Inc..........     7,970,747
                                                          -------------
                                                             18,728,153
                                                          -------------

                    ELECTRIC UTILITIES--1.3%
             22,540 Cinergy Corp.........................       938,340
             27,520 Entergy Corp.........................     1,860,077
             22,000 Exelon Corp..........................       969,540
              4,051 FirstEnergy Corp.....................       160,055
              1,600 FPL Group, Inc.......................       119,600
             23,060 PPL Corp.............................     1,228,637
              8,690 TXU Corp.............................       561,026
                                                          -------------
                                                              5,837,275
                                                          -------------

                    ELECTRICAL EQUIPMENT--0.4%
              8,200 Cooper Industries, Ltd. (Class A)....       556,698
             13,850 Emerson Electric Co..................       970,885
              9,400 Hubbell, Inc. (Class B)..............       491,620
                                                          -------------
                                                              2,019,203
                                                          -------------

                    ENERGY EQUIPMENT & SERVICES--2.1%
             22,810 BJ Services Co.......................     1,061,577
             31,210 Cooper Cameron Corp. (b).............     1,679,410
             94,970 GlobalSantaFe Corp...................     3,144,457

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-114

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                              VALUE
          SHARES                                             (NOTE 1)
        ----------------------------------------------------------------

                    ENERGY EQUIPMENT & SERVICES--(CONTINUED)
             75,830 Noble Corp. (b)....................... $   3,771,784
              3,229 Schlumberger, Ltd.....................       216,182
                                                           -------------
                                                               9,873,410
                                                           -------------

                    FOOD & STAPLES RETAILING--0.2%
            277,210 Rite Aid Corp. (b)....................     1,014,589
                                                           -------------

                    FOOD PRODUCTS--1.9%
             65,451 Archer-Daniels-Midland Co.............     1,460,212
             57,330 General Mills, Inc....................     2,849,874
             37,460 H.J. Heinz Co.........................     1,460,565
             29,380 Kellogg Co............................     1,312,111
              1,612 Nestle S.A., (CHF)....................       421,084
             43,540 Sara Lee Corp.........................     1,051,056
                                                           -------------
                                                               8,554,902
                                                           -------------

                    GAS UTILITIES--0.3%
             19,630 AGL Resources, Inc....................       652,501
              4,150 KeySpan Corp..........................       163,717
             28,660 NiSource, Inc.........................       652,875
                                                           -------------
                                                               1,469,093
                                                           -------------

                    HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
             12,533 Baxter International, Inc.............       432,890
             12,200 Boston Scientific Corp. (b)...........       433,710
                                                           -------------
                                                                 866,600
                                                           -------------

                    HEALTH CARE PROVIDERS & SERVICES--0.8%
             41,630 Apria Healthcare Group, Inc. (b)......     1,371,709
             16,290 HCA, Inc..............................       650,948
            147,810 Tenet Healthcare Corp. (b)............     1,622,954
                                                           -------------
                                                               3,645,611
                                                           -------------

                    HOTELS, RESTAURANTS & LEISURE--0.2%
             24,130 Hilton Hotels Corp....................       548,716
             17,520 McDonald's Corp.......................       561,691
                                                           -------------
                                                               1,110,407
                                                           -------------

                    HOUSEHOLD PRODUCTS--0.6%
             10,110 Colgate-Palmolive Co..................       517,228
             32,439 Kimberly-Clark Corp...................     2,134,810
                                                           -------------
                                                               2,652,038
                                                           -------------

                    IT SERVICES--0.5%
             66,940 Accenture, Ltd. (Class A) (b).........     1,807,380
              6,730 Fiserv, Inc. (b)......................       270,479
                                                           -------------
                                                               2,077,859
                                                           -------------

                    INDUSTRIAL CONGLOMERATES--1.4%
              5,400 3M Co.................................       443,178
            125,230 General Electric Co...................     4,570,895
             35,839 Tyco International, Ltd...............     1,280,886
                                                           -------------
                                                               6,294,959
                                                           -------------

                                                              VALUE
         SHARES                                              (NOTE 1)
       --------------------------------------------------------------------

                   INSURANCE--2.8%
            30,240 AFLAC, Inc............................. $   1,204,762
           114,550 Conseco, Inc. (b)......................     2,285,272
            57,490 Hartford Financial Services Group, Inc.     3,984,632
            93,686 The Allstate Corp......................     4,845,440
             5,420 The Chubb Corp.........................       416,798
                                                           -------------
                                                              12,736,904
                                                           -------------

                   LEISURE EQUIPMENT & PRODUCTS--0.4%
            12,620 Hasbro, Inc............................       244,576
            72,660 Mattel, Inc............................     1,416,143
                                                           -------------
                                                               1,660,719
                                                           -------------

                   MACHINERY--0.7%
            10,620 Caterpillar, Inc.......................     1,035,556
            12,530 Deere & Co.............................       932,232
             2,300 Illinois Tool Works, Inc...............       213,164
             5,820 Ingersoll-Rand Co., Ltd. (Class A).....       467,346
            17,140 Sandvik AB, (SEK)......................       688,246
                                                           -------------
                                                               3,336,544
                                                           -------------

                   MEDIA--4.3%
           155,200 Comcast Corp. (Special Class A) (b)....     5,096,768
            20,940 Dex Media, Inc.........................       522,663
             4,700 Grupo Televisa S.A. (ADR) (b)..........       284,350
            48,400 News Corp. (Class A)...................       903,144
           175,670 Reed Elsevier, Plc., (GBP).............     1,616,059
            52,600 The Interpublic Group of Cos., Inc. (b)       704,840
            98,619 The Walt Disney Co.....................     2,741,608
            17,685 Time Warner, Inc. (b)..................       343,796
            19,400 Tribune Co.............................       817,516
           183,742 Viacom, Inc. (Class B).................     6,686,371
                                                           -------------
                                                              19,717,115
                                                           -------------

                   METALS & MINING--0.4%
            63,580 BHP Billiton, Plc., (GBP)..............       742,939
            41,340 Companhia Vale do Rio Doce (ADR) (b)...     1,199,274
                                                           -------------
                                                               1,942,213
                                                           -------------

                   MULTI-UTILITIES--0.9%
           469,080 Calpine Corp. (b)......................     1,848,175
            29,060 Dominion Resources, Inc................     1,968,525
            13,350 Energy East Corp.......................       356,178
             3,400 Public Service Enterprise Group, Inc...       176,018
                                                           -------------
                                                               4,348,896
                                                           -------------

                   MULTILINE RETAIL--0.1%
            20,420 Family Dollar Stores, Inc..............       637,717
                                                           -------------

                   OFFICE ELECTRONICS--0.1%
            28,400 Xerox Corp. (b)........................       483,084
                                                           -------------

                   OIL & GAS--3.9%
            77,570 BP, Plc. (ADR).........................     4,530,088
            21,570 ConocoPhillips.........................     1,872,923

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-115

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                              VALUE
         SHARES                                              (NOTE 1)
       -----------------------------------------------------------------

                   OIL & GAS--(CONTINUED)
            73,890 Devon Energy Corp...................... $   2,875,799
            19,310 EnCana Corp............................     1,101,829
             6,220 EOG Resources, Inc.....................       443,859
            77,678 Exxon Mobil Corp.......................     3,981,774
            17,960 Total S.A. (ADR).......................     1,972,726
            28,375 Unocal Corp............................     1,226,935
                                                           -------------
                                                              18,005,933
                                                           -------------

                   PAPER & FOREST PRODUCTS--0.9%
            46,850 Bowater, Inc...........................     2,059,994
            50,330 International Paper Co.................     2,113,860
                                                           -------------
                                                               4,173,854
                                                           -------------

                   PHARMACEUTICALS--4.8%
            86,390 Abbott Laboratories....................     4,030,093
             3,710 Eli Lilly & Co.........................       210,542
            80,250 Johnson & Johnson......................     5,089,455
           190,178 Merck & Co., Inc.......................     6,112,321
             9,920 Novartis AG, (CHF).....................       497,860
            11,230 Pfizer, Inc............................       301,975
             5,107 Roche Holding AG, (CHF)................       585,428
           124,520 Wyeth..................................     5,303,307
                                                           -------------
                                                              22,130,981
                                                           -------------

                   ROAD & RAIL--0.3%
            19,435 Burlington Northern Santa Fe Corp......       919,470
               800 CNF, Inc...............................        40,080
             6,273 Union Pacific Corp.....................       421,859
                                                           -------------
                                                               1,381,409
                                                           -------------

                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.1%
             7,760 Analog Devices, Inc....................       286,499
                                                           -------------

                   SOFTWARE--1.3%
            55,660 Computer Associates International, Inc.     1,728,800
           137,005 Microsoft Corp.........................     3,659,403
            54,810 Oracle Corp. (b).......................       751,993
                                                           -------------
                                                               6,140,196
                                                           -------------

                   SPECIALTY RETAIL--1.3%
           148,230 The Gap, Inc...........................     3,130,618
            27,880 The Home Depot, Inc....................     1,191,591
            58,960 TJX Cos., Inc..........................     1,481,665
                                                           -------------
                                                               5,803,874
                                                           -------------

                   THRIFTS & MORTGAGE FINANCE--1.2%
            49,844 Federal Home Loan Mortgage Corp........     3,673,503
            28,728 Federal National Mortgage Association..     2,045,721
                                                           -------------
                                                               5,719,224
                                                           -------------

                   TOBACCO--0.8%
            63,920 Altria Group, Inc......................     3,905,512
                                                           -------------

                   TRADING COMPANIES & DISTRIBUTORS--0.0%
             1,070 Finning International, Inc., (CAD) (j).        31,119
                                                           -------------

                                                                 VALUE
       SHARES                                                   (NOTE 1)
    -----------------------------------------------------------------------

                 WIRELESS TELECOMMUNICATION SERVICES--1.0%
         175,250 Vodafone Group, Plc. (ADR).................. $   4,798,345
                                                              -------------
                 Total Common Stocks
                  (Identified Cost $237,802,029).............   272,492,979
                                                              -------------

    BONDS & NOTES--38.0%
        FACE
       AMOUNT
    -----------------------------------------------------------------------

                 AEROSPACE & DEFENSE--0.3%
    $    381,000 BAE Systems Holdings, Inc. (144A)
                  6.400%, 12/15/11...........................       427,024
         510,000 Northrop Grumman Corp. 7.750%, 02/15/31.....       652,958
         225,000 Raytheon Co. 6.150%, 11/01/08...............       241,904
                                                              -------------
                                                                  1,321,886
                                                              -------------

                 ASSET BACKED--0.7%
         220,000 AESOP Funding, L.L.C. (144A)
                  2.860%, 08/20/09...........................       213,089
         204,000 AmeriCredit Automobile Receivables Co.
                  2.180%, 07/07/08...........................       202,178
         325,000 Capital One Auto Finance Trust
                  4.790%, 01/15/09...........................       328,177
         300,000 Capital One Master Trust 5.450%, 03/16/09...       308,902
         300,000 Connecticut RRB Special Purpose Trust
                  6.210%, 12/30/11 (d).......................       328,110
         211,455 Continental Airlines Pass Through
                  6.648%, 09/15/17...........................       205,387
         120,653 Falcon Franchise Loan, L.L.C. (144A)
                  7.382%, 05/05/10...........................       127,653
         250,000 Honda Auto Receivables 3.610%, 12/18/07.....       250,795
         191,775 Onyx Acceptance Auto Trust
                  4.600%, 10/15/08...........................       193,355
         500,000 Providian Gateway Master Trust
                  2.683%, 03/16/09 (d).......................       500,994
          91,685 Residential Asset Mortgage Products, Inc.
                  3.800%, 07/25/30...........................        91,439
         131,253 USAA Auto Owner Trust 3.910%, 04/16/07......       131,433
         200,000 WFS Financial Owner Trust 4.870%, 09/20/09..       202,710
                                                              -------------
                                                                  3,084,222
                                                              -------------

                 AUTOMOBILES--0.4%
         222,000 DaimlerChrysler North America Holdings Corp.
                  8.000%, 06/15/10...........................       256,589
         651,000 DaimlerChrysler North America Holdings Corp.
                  6.500%, 11/15/13...........................       706,084
         486,000 Ford Motor Co. 7.450%, 07/16/31.............       488,789
         151,000 General Motors Corp. 7.200%, 01/15/11.......       154,872
         186,000 General Motors Corp. 8.375%, 07/15/33.......       192,711
                                                              -------------
                                                                  1,799,045
                                                              -------------

                 BUILDING & CONSTRUCTION--0.1%
         309,000 CRH America, Inc. 6.950%, 03/15/12..........       352,215
                                                              -------------

                 CHEMICALS--0.0%
         108,000 Dow Chemical Co. 5.750%, 12/15/08...........       115,003
                                                              -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-116

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)

      FACE                                                          VALUE
     AMOUNT                                                        (NOTE 1)
  ----------------------------------------------------------------------------

               COLLATERALIZED MORTGAGE OBLIGATIONS--1.4%
  $    150,000 Bear Stearns Commercial Mortgage Securities, Inc.
                4.680%, 08/13/39................................ $     149,795
       700,000 Chase Commercial Mortgage Securities Corp.
                6.390%, 11/18/30................................       756,536
       193,000 Criimi Mae Commercial Mortgage Trust (144A)
                7.000%, 06/02/33................................       207,118
       195,557 Deutsche Mortgage & Asset Receiving Corp.
                6.538%, 06/15/31................................       207,986
       444,661 First Union Lehman Brothers Commercial Mortgage
                Trust 7.380%, 04/18/29..........................       473,143
        20,269 First Union Lehman Brothers Commercial Mortgage
                Trust 6.650%, 11/18/29..........................        21,568
       336,525 First Union Lehman Brothers Commercial Mortgage
                Trust 6.560%, 11/18/35..........................       361,810
        35,000 General Electric Capital Assurance Co. (144A)
                5.742%, 05/12/35................................        36,473
       500,000 Greenwich Capital Commercial Funding Corp.
                4.915%, 01/05/36 (d)............................       506,961
       258,462 Lehman Brothers Commercial Conduit Mortgage Trust
                6.480%, 02/18/30................................       276,331
       311,682 Lehman Brothers Commercial Conduit Mortgage Trust
                6.780%, 06/15/31................................       343,368
       337,494 Merrill Lynch Mortgage Investments, Inc.
                6.390%, 02/15/30................................       358,200
     6,228,200 Morgan Stanley Capital I,Inc. (144A)
                0.619%, 11/15/30 (d)............................       142,709
       250,000 Morgan Stanley Capital I, Inc.
                5.150%, 06/13/41................................       258,026
       237,156 Mortgage Capital Funding, Inc.
                6.337%, 11/18/31................................       253,555
        51,233 Multi-Family Capital Access One, Inc.
                6.650%, 01/15/24................................        56,045
       500,000 Nomura Asset Securities Corp.
                6.590%, 03/15/30................................       540,830
       204,000 Residential Asset Mortgage Products, Inc.
                4.970%, 09/25/34................................       206,563
        42,978 Small Business Administration Participation
                Certificates 4.350%, 07/01/23 (d)...............        42,171
       108,611 Small Business Administration Participation
                Certificates 4.770%, 04/01/24...................       108,752
       176,544 Small Business Administration Participation
                Certificates 5.180%, 05/01/24 (d)...............       180,605
       561,084 Small Business Administration Participation
                Certificates 5.520%, 06/01/24 (d)...............       583,909
       333,000 Small Business Administration Participation
                Certificates 4.990%, 09/01/24 (d)...............       336,821
       178,739 TIAA Retail Commercial Mortgage Trust (144A)
                7.170%, 01/15/32................................       189,632
                                                                 -------------
                                                                     6,598,907
                                                                 -------------

               DRUGS & HEALTH CARE--0.1%
        40,000 HCA, Inc. 8.750%, 09/01/10.......................        45,723
       298,000 HCA, Inc. 6.950%, 05/01/12.......................       313,766
       258,000 Wyeth 5.500%, 03/15/13 (d).......................       268,145
                                                                 -------------
                                                                       627,634
                                                                 -------------

      FACE                                                         VALUE
     AMOUNT                                                       (NOTE 1)
  ---------------------------------------------------------------------------

               ELECTRICAL UTILITIES--0.9%
  $    174,000 Centerpoint Energy Resources Corp.
                7.875%, 04/01/13............................... $     206,815
       290,000 DTE Energy Co. 7.050%, 06/01/11.................       328,381
       518,000 Exelon Generation Co., L.L.C.
                6.950%, 06/15/11...............................       584,684
       331,000 FirstEnergy Corp. (Series B)
                6.450%, 11/15/11...............................       359,621
       191,000 GCIC Funding Corp. 5.129%, 01/15/14.............       191,157
       150,000 MidAmerican Energy Holdings Co.
                3.500%, 05/15/08...............................       146,933
       500,000 MidAmerican Energy Holdings Co.
                5.875%, 10/01/12...............................       529,820
        68,000 Niagara Mohawk Power Corp.
                7.750%, 05/15/06...............................        72,017
       434,000 Oncor Electric Delivery Co. 7.000%, 09/01/22....       494,982
       427,000 Pacific Gas & Electric Co. 4.800%, 03/01/14.....       425,504
       100,000 PPL Energy Supply, L.L.C. 6.400%, 11/01/11......       109,957
       155,000 PSE&G Power, L.L.C. 6.950%, 06/01/12............       174,660
       200,000 PSE&G Power, L.L.C. 8.625%, 04/15/31............       265,556
       217,000 TXU Energy Co. 7.000%, 03/15/13.................       242,357
        50,000 United Energy Distribution Holdings, Ltd. (144A)
                5.450%, 04/15/16...............................        51,280
        45,000 Virginia Electric & Power Co.
                5.375%, 02/01/07...............................        46,614
                                                                -------------
                                                                    4,230,338
                                                                -------------

               ENVIRONMENTAL CONTROL--0.1%
       196,000 USA Waste Services, Inc. 7.000%, 07/15/28.......       221,068
       287,000 Waste Management, Inc. 7.375%, 08/01/10.........       328,974
                                                                -------------
                                                                      550,042
                                                                -------------

               FEDERAL AGENCIES--18.3%
     1,245,000 Federal Home Loan Bank 2.875%, 09/15/06.........     1,240,588
        79,800 Federal Home Loan Bank 5.000%, 06/01/18.........        81,104
       180,735 Federal Home Loan Bank 5.000%, 12/01/18.........       183,689
       266,038 Federal Home Loan Bank 4.500%, 01/01/19.........       265,782
       220,327 Federal Home Loan Bank 5.500%, 01/01/19.........       227,715
       300,108 Federal Home Loan Bank 5.000%, 02/01/19.........       304,918
        28,161 Federal Home Loan Bank 5.500%, 04/01/19.........        29,112
        21,804 Federal Home Loan Bank 5.500%, 06/01/19.........        22,535
        38,580 Federal Home Loan Bank 5.500%, 07/01/19.........        39,874
        47,864 Federal Home Loan Bank 6.000%, 08/01/19.........        50,134
       224,985 Federal Home Loan Bank 6.000%, 02/01/23.........       234,024
       243,816 Federal Home Loan Bank 5.500%, 12/01/33.........       247,916
       185,119 Federal Home Loan Bank 5.500%, 01/01/34.........       188,232
       111,500 Federal Home Loan Bank 5.500%, 04/01/34.........       113,344
       103,872 Federal Home Loan Bank 6.000%, 04/01/34.........       107,353
       103,671 Federal Home Loan Bank 6.500%, 05/01/34.........       108,809
       138,643 Federal Home Loan Bank 6.500%, 06/01/34.........       145,515
       272,220 Federal Home Loan Bank 6.000%, 07/01/34.........       281,344
     2,379,286 Federal Home Loan Bank 6.000%, 08/01/34.........     2,459,036
       505,453 Federal Home Loan Bank 6.500%, 08/01/34.........       530,506
     1,270,000 Federal Home Loan Mortgage Corp.
                7.000%, 07/15/05...............................     1,298,410
     2,083,000 Federal Home Loan Mortgage Corp.
                2.750%, 10/15/06...............................     2,066,521

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-117

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
        ----------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
        $    419,000 Federal Home Loan Mortgage Corp.
                      2.875%, 12/15/06.................... $     416,060
             725,000 Federal Home Loan Mortgage Corp.
                      5.500%, 09/15/11....................       778,917
           3,637,000 Federal Home Loan Mortgage Corp.
                      4.875%, 11/15/13....................     3,740,007
              60,604 Federal Home Loan Mortgage Corp.
                      5.000%, 12/01/17....................        61,616
             201,526 Federal Home Loan Mortgage Corp.
                      5.500%, 05/01/33....................       204,915
             643,961 Federal Home Loan Mortgage Corp.
                      5.000%, 09/01/33....................       640,833
             304,752 Federal Home Loan Mortgage Corp.
                      5.000%, 11/01/33....................       303,272
             322,000 Federal National Mortgage Association
                      2.500%, 06/15/06....................       319,157
           3,666,000 Federal National Mortgage Association
                      5.250%, 04/15/07....................     3,819,737
             938,853 Federal National Mortgage Association
                      6.500%, 05/01/08....................     1,002,001
             728,000 Federal National Mortgage Association
                      6.000%, 05/15/08....................       783,358
             804,000 Federal National Mortgage Association
                      6.625%, 09/15/09....................       897,726
           3,400,000 Federal National Mortgage Association
                      6.625%, 11/15/10....................     3,842,381
             250,000 Federal National Mortgage Association
                      6.000%, 05/15/11....................       275,049
              42,597 Federal National Mortgage Association
                      4.010%, 08/01/13....................        41,102
             105,012 Federal National Mortgage Association
                      4.630%, 04/01/14....................       104,984
             640,000 Federal National Mortgage Association
                      4.125%, 04/15/14....................       620,293
             370,551 Federal National Mortgage Association
                      4.518%, 05/01/14 (d)................       368,515
             149,791 Federal National Mortgage Association
                      4.846%, 08/01/14 (d)................       152,226
             538,000 Federal National Mortgage Association
                      4.625%, 10/15/14....................       538,404
             188,861 Federal National Mortgage Association
                      7.000%, 02/01/16....................       200,239
             191,436 Federal National Mortgage Association
                      6.000%, 04/01/16....................       200,787
              58,082 Federal National Mortgage Association
                      6.000%, 12/01/16....................        60,900
             147,981 Federal National Mortgage Association
                      6.000%, 02/01/17....................       155,163
             180,800 Federal National Mortgage Association
                      6.000%, 08/01/17....................       189,564
             800,604 Federal National Mortgage Association
                      6.000%, 09/01/17....................       839,412
              64,523 Federal National Mortgage Association
                      5.000%, 11/01/17....................        65,636
             202,125 Federal National Mortgage Association
                      5.500%, 11/01/17....................       209,118
             414,852 Federal National Mortgage Association
                      5.500%, 12/01/17....................       429,206

            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
        ----------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
        $    128,267 Federal National Mortgage Association
                      5.500%, 01/01/18.................... $     132,705
             262,240 Federal National Mortgage Association
                      5.000%, 02/01/18....................       266,763
             119,055 Federal National Mortgage Association
                      5.500%, 02/01/18....................       123,145
             148,915 Federal National Mortgage Association
                      6.000%, 03/01/18....................       156,133
             149,430 Federal National Mortgage Association
                      4.500%, 04/01/18....................       149,290
             268,206 Federal National Mortgage Association
                      4.500%, 06/01/18....................       267,956
           1,454,877 Federal National Mortgage Association
                      4.500%, 07/01/18....................     1,453,522
             114,193 Federal National Mortgage Association
                      5.000%, 10/01/18....................       116,130
             251,536 Federal National Mortgage Association
                      5.000%, 11/01/18....................       255,803
             940,474 Federal National Mortgage Association
                      6.000%, 11/01/18....................       986,114
             275,170 Federal National Mortgage Association
                      5.000%, 12/01/18....................       279,837
             477,275 Federal National Mortgage Association
                      5.500%, 12/01/18....................       493,669
           1,958,082 Federal National Mortgage Association
                      4.500%, 06/01/19....................     1,953,078
           2,563,981 Federal National Mortgage Association
                      5.000%, 06/01/19....................     2,606,683
           1,239,993 Federal National Mortgage Association
                      5.500%, 06/01/19....................     1,282,344
             889,465 Federal National Mortgage Association
                      5.000%, 07/01/19....................       904,279
             413,490 Federal National Mortgage Association
                      5.500%, 07/01/19....................       427,613
             183,050 Federal National Mortgage Association
                      5.500%, 08/01/19....................       189,302
             197,006 Federal National Mortgage Association
                      5.500%, 09/01/19....................       203,735
             192,068 Federal National Mortgage Association
                      6.000%, 01/01/23....................       199,962
             256,239 Federal National Mortgage Association
                      6.500%, 11/01/28....................       269,264
              43,314 Federal National Mortgage Association
                      6.500%, 07/01/31....................        45,470
             348,125 Federal National Mortgage Association
                      6.500%, 09/01/31....................       365,453
              51,897 Federal National Mortgage Association
                      7.500%, 11/01/31....................        55,605
              44,469 Federal National Mortgage Association
                      7.500%, 02/01/32....................        47,646
             581,027 Federal National Mortgage Association
                      6.500%, 07/01/32....................       610,730
             281,779 Federal National Mortgage Association
                      6.500%, 08/01/32....................       295,761
              19,577 Federal National Mortgage Association
                      6.500%, 01/01/33....................        20,548
             245,836 Federal National Mortgage Association
                      5.500%, 02/01/33....................       249,790
             430,644 Federal National Mortgage Association
                      5.500%, 04/01/33....................       437,569

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-118

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)

            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
        ----------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
        $    845,889 Federal National Mortgage Association
                      5.500%, 06/01/33.................... $     859,492
             591,990 Federal National Mortgage Association
                      5.500%, 07/01/33....................       601,510
             701,235 Federal National Mortgage Association
                      5.000%, 11/01/33....................       697,121
           1,045,345 Federal National Mortgage Association
                      5.500%, 11/01/33....................     1,062,155
              76,169 Federal National Mortgage Association
                      5.500%, 12/01/33....................        77,394
             466,755 Federal National Mortgage Association
                      5.500%, 01/01/34....................       474,261
             463,725 Federal National Mortgage Association
                      5.500%, 02/01/34....................       471,182
              90,667 Federal National Mortgage Association
                      5.500%, 03/01/34....................        92,114
              99,270 Federal National Mortgage Association
                      6.500%, 03/01/34....................       104,138
             667,434 Federal National Mortgage Association
                      5.000%, 04/01/34....................       662,549
             176,927 Federal National Mortgage Association
                      5.500%, 04/01/34....................       179,724
             923,584 Federal National Mortgage Association
                      6.000%, 04/01/34....................       955,499
           2,207,367 Federal National Mortgage Association
                      6.500%, 04/01/34....................     2,315,595
             804,266 Federal National Mortgage Association
                      5.500%, 05/01/34....................       816,979
             112,379 Federal National Mortgage Association
                      6.000%, 05/01/34....................       116,262
             145,752 Federal National Mortgage Association
                      5.000%, 06/01/34....................       144,686
           4,908,981 Federal National Mortgage Association
                      5.500%, 06/01/34....................     4,986,574
           1,111,630 Federal National Mortgage Association
                      6.000%, 06/01/34....................     1,150,044
             157,030 Federal National Mortgage Association
                      6.500%, 06/01/34....................       164,731
           2,827,451 Federal National Mortgage Association
                      5.500%, 07/01/34....................     2,872,143
             922,122 Federal National Mortgage Association
                      6.000%, 07/01/34....................       953,988
             154,203 Federal National Mortgage Association
                      6.500%, 07/01/34....................       161,765
             525,397 Federal National Mortgage Association
                      5.500%, 08/01/34....................       533,701
           3,011,317 Federal National Mortgage Association
                      6.000%, 08/01/34....................     3,115,378
           2,085,811 Federal National Mortgage Association
                      5.500%, 09/01/34....................     2,118,780
           1,724,403 Federal National Mortgage Association
                      5.500%, 10/01/34....................     1,751,660
           3,372,214 Federal National Mortgage Association
                      5.500%, 11/01/34....................     3,425,517
             183,894 Federal National Mortgage Association
                      6.000%, 11/01/34....................       190,249
              75,000 Federal National Mortgage Association
                      6.000%, 12/01/34....................        77,592

       FACE                                                       VALUE
      AMOUNT                                                     (NOTE 1)
   -------------------------------------------------------------------------

                FEDERAL AGENCIES--(CONTINUED)
   $    344,362 Government National Mortgage Association
                 7.500%, 12/15/23............................. $     372,362
        113,284 Government National Mortgage Association
                 7.500%, 06/15/24.............................       122,209
         49,716 Government National Mortgage Association
                 6.500%, 08/15/28.............................        52,434
        237,201 Government National Mortgage Association
                 6.500%, 10/15/28.............................       250,169
        363,193 Government National Mortgage Association
                 6.000%, 12/15/28.............................       377,760
        118,449 Government National Mortgage Association
                 6.500%, 12/15/28.............................       124,939
         16,183 Government National Mortgage Association
                 8.500%, 10/15/29.............................        17,669
        482,550 Government National Mortgage Association
                 6.000%, 12/15/31.............................       500,967
         18,710 Government National Mortgage Association
                 6.000%, 03/15/32.............................        19,414
         57,567 Government National Mortgage Association
                 6.500%, 05/15/32.............................        60,653
        281,483 Government National Mortgage Association
                 5.500%, 11/15/32.............................       287,975
        302,633 Government National Mortgage Association
                 6.000%, 01/15/33.............................       313,854
         25,692 Government National Mortgage Association
                 6.000%, 02/15/33.............................        26,644
        376,244 Government National Mortgage Association
                 6.000%, 04/15/33.............................       390,193
      1,365,546 Government National Mortgage Association
                 5.500%, 08/15/33.............................     1,396,006
         19,675 Government National Mortgage Association
                 6.000%, 08/15/33.............................        20,404
        294,014 Government National Mortgage Association
                 5.000%, 06/15/34.............................       294,375
        658,774 Government National Mortgage Association
                 6.000%, 07/15/34.............................       683,240
         23,184 Government National Mortgage Association
                 6.500%, 08/15/34.............................        24,410
      1,686,903 Government National Mortgage Association
                 5.500%, 09/15/34.............................     1,723,770
         98,000 U.S. Department of Housing & Urban Development
                 7.498%, 08/01/11.............................       110,915
                                                               -------------
                                                                  84,636,083
                                                               -------------

                FINANCE & BANKING--1.6%
        983,000 Bank of America Corp. 7.400%, 01/15/11........     1,138,686
        100,000 Bank One Corp. 8.000%, 04/29/27...............       127,179
        810,000 Citigroup, Inc. (144A) 5.000%, 09/15/14.......       813,907
        170,000 Ford Motor Credit Co. 6.500%, 01/25/07........       176,774
        200,000 Ford Motor Credit Co. 7.375%, 10/28/09........       215,734
        375,000 Ford Motor Credit Co. 7.875%, 06/15/10........       413,160
        247,000 Ford Motor Credit Co. 7.375%, 02/01/11........       266,204
        424,000 General Electric Capital Corp.
                 6.750%, 03/15/32.............................       496,271
        346,000 General Motors Acceptance Corp.
                 7.250%, 03/02/11.............................       362,249
        279,000 Mizuho Financial Group Cayman, Ltd. (144A)
                 5.790%, 04/15/14.............................       293,061

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-119

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
    -----------------------------------------------------------------------

                 FINANCE & BANKING--(CONTINUED)
    $    472,000 Popular North America, Inc. 4.250%, 04/01/08 $     476,454
         300,000 Prudential Financial, Inc. 4.500%, 07/15/13.       289,954
         691,000 Prudential Financial, Inc. 5.100%, 09/20/14.       694,311
         131,000 Prudential Funding Corp. (144A)
                  6.600%, 05/15/08...........................       141,775
         400,000 U.S. Bancorp 7.500%, 06/01/26...............       498,485
         307,000 Wachovia Corp. 5.250%, 08/01/14.............       314,645
         750,000 Wells Fargo Bank N.A. 6.450%, 02/01/11......       834,048
                                                              -------------
                                                                  7,552,897
                                                              -------------

                 FINANCIAL SERVICES--1.4%
       1,013,000 Boeing Capital Corp. 6.500%, 02/15/12.......     1,135,047
         600,000 Cadbury Schweppes U.S. Finance (144A)
                  5.125%, 10/01/13...........................       610,736
         458,000 Cendant Corp. 6.875%, 08/15/06..............       481,846
          87,000 Cendant Corp. 6.250%, 01/15/08..............        92,848
         167,000 Countrywide Home Loans, Inc.
                  5.500%, 08/01/06...........................       172,213
         524,000 Credit Suisse First Boston USA, Inc.
                  4.625%, 01/15/08...........................       536,943
         455,000 Credit Suisse First Boston USA, Inc.
                  6.500%, 01/15/12...........................       506,407
         250,000 Credit Suisse First Boston USA, Inc.
                  6.550%, 01/17/35...........................       267,185
          25,000 Credit Suisse First Boston USA, Inc.
                  6.380%, 12/16/35...........................        27,508
         318,000 DBS Capital Funding Corp. (144A)
                  7.657%, 03/31/49 (d).......................       367,721
         260,000 Dean Witter Discover & Co. 6.750%, 01/01/16.       289,483
         219,000 Duke Capital, LLC 8.000%, 10/01/19..........       267,254
         175,000 KFW International Finance, Inc.
                  4.250%, 04/18/05...........................       175,821
         100,000 MidAmerican Funding, L.L.C. 6.927%, 03/01/29       112,148
          50,000 Norwest Corp. 7.650%, 03/15/05..............        50,480
         361,000 SLM Corp. 4.000%, 01/15/09..................       360,825
         351,000 SLM Corp. 5.375%, 01/15/13..................       363,086
         329,000 Sprint Capital Corp. 6.875%, 11/15/28.......       360,185
         308,000 TCI Communications Financing III
                  9.650%, 03/31/27...........................       356,216
                                                              -------------
                                                                  6,533,952
                                                              -------------

                 FOOD & BEVERAGES--0.4%
         200,000 Coca-Cola Co. 5.125%, 09/17/13..............       205,135
          35,000 General Mills, Inc. 6.000%, 02/15/12........        37,980
         152,000 Kraft Foods, Inc. 6.250%, 06/01/12..........       166,860
         630,000 Miller Brewing Co. (144A) 5.500%, 08/15/13..       658,505
         560,000 The Kroger Co. 6.750%, 04/15/12.............       632,276
                                                              -------------
                                                                  1,700,756
                                                              -------------

                 FOREST PRODUCTS & PAPER--0.1%
          35,000 MeadWestvaco Corp. 6.850%, 04/01/12.........        39,573
         166,000 MeadWestvaco Corp. 6.800%, 11/15/32.........       181,460
         241,000 Weyerhaeuser Co. 6.750%, 03/15/12...........       271,567
                                                              -------------
                                                                    492,600
                                                              -------------

                 GAS & OIL--0.5%
         150,000 Amerada Hess Corp. 7.300%, 08/15/31.........       167,340
         311,000 Devon Financing Corp. 6.875%, 09/30/11......       352,225
         161,000 Kerr-McGee Corp. 6.950%, 07/01/24...........       178,040
         263,000 Kinder Morgan Energy Partners, L.P.
                  6.750%, 03/15/11...........................       293,621

       FACE                                                        VALUE
      AMOUNT                                                      (NOTE 1)
   --------------------------------------------------------------------------

                GAS & OIL--(CONTINUED)
   $    150,000 Kinder Morgan Energy Partners, L.P.
                 7.125%, 03/15/12.............................. $     171,483
         53,000 Kinder Morgan Energy Partners, L.P.
                 7.750%, 03/15/32..............................        63,965
        600,000 Occidental Petroleum Corp. 7.650%, 02/15/06....       628,111
        125,000 Pemex Project Funding Master Trust
                 9.125%, 10/13/10..............................       149,875
        127,000 Pemex Project Funding Master Trust
                 8.625%, 02/01/22..............................       147,764
        195,000 Pioneer Natural Resource 5.875%, 07/15/16......       203,719
        100,000 Tosco Corp. 7.625%, 05/15/06...................       105,834
                                                                -------------
                                                                    2,461,977
                                                                -------------

                INDUSTRIAL MACHINERY--0.0%
        150,000 Kennametal, Inc. 7.200%, 06/15/12..............       166,685
                                                                -------------

                INSURANCE--0.2%
        485,000 AIG SunAmerica Global Financing II (144A)
                 7.600%, 06/15/05..............................       494,998
        100,000 Everest Reinsurance Holdings, Inc.
                 8.750%, 03/15/10..............................       118,502
        105,000 Fund American Cos, Inc. 5.875%, 05/15/13.......       106,864
         24,000 SAFECO Corp. 4.875%, 02/01/10..................        24,574
         85,000 The St. Paul Travelers Cos., Inc.
                 5.750%, 03/15/07..............................        88,433
         56,000 Travelers Property Casualty Corp.
                 6.375%, 03/15/33..............................        57,519
                                                                -------------
                                                                      890,890
                                                                -------------

                INVESTMENT BROKERAGE--0.4%
        152,000 JPMorgan Chase & Co. 5.125%, 09/15/14..........       152,997
        450,000 Lehman Brothers Holdings, Inc.
                 7.750%, 01/15/05..............................       450,579
        420,000 Merrill Lynch & Co., Inc. 5.450%, 07/15/14.....       434,500
        316,000 Morgan Stanley Group, Inc. 6.750%, 04/15/11....       354,437
        518,000 The Goldman Sachs Group, Inc.
                 5.700%, 09/01/12..............................       549,090
                                                                -------------
                                                                    1,941,603
                                                                -------------

                MEDIA--0.4%
        475,000 Cox Communications, Inc. 4.625%, 06/01/13......       454,393
        200,000 Hearst-Argyle Television, Inc. 7.500%, 11/15/27       233,706
        125,000 News America Holdings, Inc. 7.750%, 01/20/24...       148,235
        150,000 News America Holdings, Inc. 8.500%, 02/23/25...       190,891
        184,000 News America, Inc. (144A) 6.200%, 12/15/34.....       186,487
        137,000 The Walt Disney Co. 6.750%, 03/30/06...........       142,743
        245,000 The Walt Disney Co. 6.375%, 03/01/12...........       272,849
        130,000 Time Warner, Inc. 7.700%, 05/01/32.............       159,005
                                                                -------------
                                                                    1,788,309
                                                                -------------

                RAILROADS & EQUIPMENT--0.2%
        360,000 Norfolk Southern Corp. 7.050%, 05/01/37........       420,937
        108,000 Union Pacific Corp. 6.125%, 01/15/12...........       118,787
        130,000 Union Pacific Corp. 5.375%, 05/01/14...........       134,665
                                                                -------------
                                                                      674,389
                                                                -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-120

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)

       FACE                                                        VALUE
      AMOUNT                                                      (NOTE 1)
   --------------------------------------------------------------------------

                REAL ESTATE--0.6%
   $    200,000 Boston Properties, Inc. (REIT) 5.000%, 06/01/15 $     195,033
        175,000 EOP Operating, L.P. 8.375%, 03/15/06...........       184,585
        175,000 EOP Operating, L.P. 6.763%, 06/15/07...........       186,164
        635,000 EOP Operating, L.P. 6.800%, 01/15/09...........       696,032
        328,000 HRPT Properties Trust (REIT) 6.250%, 08/15/16..       345,973
        309,000 Simon Property Group L.P. (REIT)
                 6.375%, 11/15/07..............................       329,670
        650,000 Vornado Realty Trust (REIT) 5.625%, 06/15/07...       674,849
                                                                -------------
                                                                    2,612,306
                                                                -------------

                RETAIL--0.0%
        185,000 Lowe's Cos., Inc. 7.500%, 12/15/05.............       192,601
                                                                -------------

                TELECOMMUNICATIONS--0.4%
         73,000 AT&T Wireless Services, Inc. 7.350%, 03/01/06..        76,368
        100,000 AT&T Wireless Services, Inc. 8.750%, 03/01/31..       134,831
        360,000 BellSouth Corp. 6.550%, 06/15/34...............       392,272
        325,000 SBC Communications, Inc. 5.100%, 9/15/2014.....       328,021
        702,000 Verizon New York, Inc. 6.875%, 04/01/12........       787,980
                                                                -------------
                                                                    1,719,472
                                                                -------------

                U.S. TREASURY--8.7%
        290,000 United States Treasury Bonds
                 7.500%, 11/15/16..............................       370,600
        281,000 United States Treasury Bonds
                 8.875%, 02/15/19..............................       404,256
        350,000 United States Treasury Bonds
                 7.875%, 02/15/21..............................       472,883
        434,000 United States Treasury Bonds
                 8.000%, 11/15/21..............................       595,750
      5,030,000 United States Treasury Bonds
                 6.250%, 08/15/23..............................     5,888,832
      2,909,000 United States Treasury Bonds
                 5.375%, 02/15/31..............................     3,145,583
      4,653,000 United States Treasury Notes
                 6.500%, 05/15/05..............................     4,720,976
        325,000 United States Treasury Notes
                 1.250%, 05/31/05..............................       323,451
        982,000 United States Treasury Notes
                 5.750%, 11/15/05..............................     1,007,164
      7,733,000 United States Treasury Notes
                 7.000%, 07/15/06..............................     8,198,789
        315,000 United States Treasury Notes
                 3.500%, 11/15/06..............................       317,658
        586,000 United States Treasury Notes
                 4.375%, 05/15/07 (d)..........................       602,275
        246,000 United States Treasury Notes
                 3.250%, 08/15/07..............................       246,365
        682,000 United States Treasury Notes
                 3.000%, 11/15/07..............................       677,791
        753,000 United States Treasury Notes
                 5.500%, 02/15/08..............................       802,357
      7,932,000 United States Treasury Notes
                 4.750%, 11/15/08..............................     8,307,842
         80,000 United States Treasury Notes
                 2.625%, 03/15/09..............................        77,303
      2,000,000 United States Treasury Notes
                 3.125%, 04/15/09..............................     1,969,688
        108,000 United States Treasury Notes
                 4.000%, 06/15/09..............................       110,054

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
    -----------------------------------------------------------------------

                 U.S TREASURY--(CONTINUED)
    $    514,959 United States Treasury Notes
                  4.250%, 01/15/10........................... $     597,332
         828,938 United States Treasury Notes
                  3.000%, 07/15/12...........................       925,010
         178,000 United States Treasury Notes
                  4.750%, 05/15/14...........................       185,495
                                                              -------------
                                                                 39,947,454
                                                              -------------

                 YANKEE--0.8%
          50,000 Consumers International, Inc.
                  10.250%, 04/01/05 (g) (i)..................             0
         338,000 Deutsche Telekom International Finance
                  8.750%, 06/15/30 (d).......................       446,315
         195,000 EnCana Holdings Finance Corp.
                  5.800%, 05/01/14...........................       207,887
         171,000 France Telecom S.A. 8.750%, 03/01/11 (e)....       203,986
         350,000 Hydro Quebec 6.300%, 05/11/11...............       390,222
         100,000 Norsk Hydro A/S 7.750%, 06/15/23............       124,872
         129,000 PCCW-HKTC Capital, Ltd. (144A)
                  6.000%, 07/15/13...........................       135,607
         355,000 Republic of Italy 4.625%, 06/15/05..........       358,551
          95,000 State of Israel 4.625%, 06/15/13............        91,825
         175,000 Telecom Italia Capital (144A)
                  6.000%, 09/30/34...........................       171,090
         320,000 Telecom Italia Capital S.A. 5.250%, 11/15/13       323,435
         375,000 TransCanada Pipelines, Ltd. 7.150%, 06/15/06       393,099
         600,000 United Mexican States 6.625%, 03/03/15......       644,400
          56,000 United Mexican States 8.125%, 12/30/19......        65,716
          39,000 United Mexican States 8.000%, 09/24/22......        44,986
                                                              -------------
                                                                  3,601,991
                                                              -------------
                 Total Bonds & Notes
                  (Identified Cost $172,257,435).............   175,593,257
                                                              -------------

    PREFERRED STOCKS--0.1%
       SHARES
    -----------------------------------------------------------------------
                 DIVERSIFIED FINANCIAL SERVICES--0.1%
         300,000 RBS Capital Trust II 12/29/49 (d)...........       316,820
                                                              -------------
                 Total Preferred Stocks
                  (Identified Cost $300,000).................       316,820
                                                              -------------

    SHORT TERM INVESTMENTS--2.5%
        FACE
       AMOUNT
    -----------------------------------------------------------------------
                 DISCOUNT NOTES--2.5%
    $ 11,733,000 Federal National Mortgage Association
                  1.250%, 01/03/05...........................    11,732,185
                                                              -------------
                 Total Short Term Investments
                  (Identified Cost $11,732,185)..............    11,732,185
                                                              -------------
                 Total Investments--99.6%
                  (Identified Cost $422,091,649) (a).........   460,135,241
                 Other assets less liabilities...............     1,627,121
                                                              -------------
                 TOTAL NET ASSETS--100%...................... $ 461,762,362
                                                              =============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-121

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

     ASSETS
       Investments at value........................          $460,135,241
       Cash........................................                   898
       Receivable for:
        Securities sold............................               204,230
        Fund shares sold...........................               571,712
        Dividends and interest.....................             2,262,261
        Foreign taxes..............................                13,250
                                                             ------------
         Total Assets..............................           463,187,592
     LIABILITIES
       Payable for:
        Fund shares redeemed....................... $667,265
        Securities purchased.......................  318,826
        Withholding taxes..........................    6,940
       Accrued expenses:
        Management fees............................  192,979
        Service and distribution fees..............   32,464
        Deferred trustees fees.....................   96,488
        Other expenses.............................  110,268
                                                    --------
         Total Liabilities.........................             1,425,230
                                                             ------------
     NET ASSETS....................................          $461,762,362
                                                             ============
       Net assets consist of:
        Capital paid in............................          $444,169,015
        Undistributed net investment income........             8,113,988
        Accumulated net realized gains
         (losses)..................................           (28,566,184)
        Unrealized appreciation (depreciation)
         on investments and foreign currency.......            38,045,543
                                                             ------------
     NET ASSETS....................................          $461,762,362
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per share
      ($268,870,244 divided by 1,817,211 shares
      outstanding).................................          $     147.96
                                                             ============
     CLASS B
     Net asset value and redemption price per share
      ($103,372,987 divided by 705,171 shares
      outstanding).................................          $     146.59
                                                             ============
     CLASS E
     Net asset value and redemption price per share
      ($89,519,131 divided by 607,786 shares
      outstanding).................................          $     147.29
                                                             ============
     Identified cost of investments................          $422,091,649
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

     INVESTMENT INCOME
       Dividends...............................              $ 4,663,644(a)
       Interest................................                6,361,042
                                                             -----------
                                                              11,024,686
     EXPENSES
       Management fees......................... $ 1,697,055
       Service and distribution fees--Class B..     160,928
       Service and distribution fees--Class E..      83,942
       Directors' fees and expenses............      31,253
       Custodian...............................     294,061
       Audit and tax services..................      25,121
       Legal...................................       8,952
       Printing................................      88,657
       Insurance...............................       6,129
       Miscellaneous...........................       4,034
                                                -----------
       Total expenses before reductions........   2,400,132
       Expense reductions......................     (33,252)   2,366,880
                                                -----------  -----------
     NET INVESTMENT INCOME.....................                8,657,806
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  16,968,217
       Foreign currency transactions--net......         503   16,968,720
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  22,959,574
       Foreign currency transactions--net......       1,295   22,960,869
                                                -----------  -----------
       Net gain (loss).........................               39,929,589
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $48,587,395
                                                             ===========

(a)Net of foreign taxes of $55,953.

                See accompanying notes to financial statements.

                                    MSF-122

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                       YEAR ENDED    YEAR ENDED
                                                                      DECEMBER 31,  DECEMBER 31,
                                                                          2004          2003
                                                                      ------------  ------------
FROM OPERATIONS
  Net investment income.............................................. $  8,657,806  $  3,945,237
  Net realized gain (loss)...........................................   16,968,720      (342,490)
  Unrealized appreciation (depreciation).............................   22,960,869    21,451,510
                                                                      ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..................   48,587,395    25,054,257
                                                                      ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A..........................................................   (4,731,075)   (1,922,001)
    Class B..........................................................   (1,035,374)     (150,380)
                                                                      ------------  ------------
                                                                        (5,766,449)   (2,072,381)
                                                                      ------------  ------------
   Net realized gain
    Class A..........................................................     (811,699)            0
    Class B..........................................................     (190,798)            0
                                                                      ------------  ------------
                                                                        (1,002,497)            0
                                                                      ------------  ------------
  TOTAL DISTRIBUTIONS................................................   (6,768,946)   (2,072,381)
                                                                      ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS.  241,760,896    14,940,905
                                                                      ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS............................  283,579,345    37,922,781

NET ASSETS
  Beginning of the period............................................  178,183,017   140,260,236
                                                                      ------------  ------------
  End of the period.................................................. $461,762,362  $178,183,017
                                                                      ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period.................................................. $  8,113,988  $  4,237,269
                                                                      ============  ============

CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED              YEAR ENDED
                                                                  DECEMBER 31, 2004        DECEMBER 31, 2003
                                                               -----------------------  ----------------------
                                                                 SHARES         $        SHARES         $
                                                               ---------  ------------  --------  ------------
CLASS A
  Sales.......................................................   962,828  $130,384,480   227,526  $ 28,650,149
  Shares issued through acquisition...........................   178,716    23,379,079         0             0
  Reinvestments...............................................    40,628     5,542,774    16,178     1,922,001
  Redemptions.................................................  (440,746)  (60,806,360) (278,592)  (34,761,363)
                                                               ---------  ------------  --------  ------------
  Net increase (decrease).....................................   741,426  $ 98,499,973   (34,888) $ (4,189,213)
                                                               =========  ============  ========  ============
CLASS B
  Sales.......................................................   358,733  $ 49,425,208   211,508  $ 26,485,343
  Shares issued through acquisition...........................   231,742    28,384,889         0             0
  Reinvestments...............................................     9,056     1,226,172     1,274       150,380
  Redemptions.................................................  (110,400)  (15,154,511)  (56,974)   (7,505,605)
                                                               ---------  ------------  --------  ------------
  Net increase (decrease).....................................   489,131  $ 63,881,758   155,808  $ 19,130,118
                                                               =========  ============  ========  ============
CLASS E
  Sales.......................................................   116,224  $ 16,206,863         0  $          0
  Shares issued through acquisition...........................   618,249    80,753,908         0             0
  Redemptions.................................................  (126,687)  (17,581,606)        0             0
                                                               ---------  ------------  --------  ------------
  Net increase (decrease).....................................   607,786  $ 79,379,165         0  $          0
                                                               =========  ============  ========  ============
  Increase (decrease) derived from capital share transactions. 1,838,343  $241,760,896   120,920  $ 14,940,905
                                                               =========  ============  ========  ============

                See accompanying notes to financial statements.

                                    MSF-123

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS


                                                                                                        CLASS A
                                                                                   ---------------------------------------
                                                                                                YEAR ENDED DECEMBER 31,
                                                                                   ---------------------------------------
                                                                                     2004      2003      2002      2001
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $ 138.13  $ 119.83  $ 141.92  $ 185.92
                                                                                   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     3.60      3.30      3.89      4.60
  Net realized and unrealized gain (loss) on investments..........................    11.53     16.79    (10.18)   (11.61)
                                                                                   --------  --------  --------  --------
  Total from investment operations................................................    15.13     20.09     (6.29)    (7.01)
                                                                                   --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (4.52)    (1.79)    (4.47)    (6.60)
  Distributions from net realized capital gains...................................    (0.78)     0.00    (11.33)   (30.39)
                                                                                   --------  --------  --------  --------
  Total distributions.............................................................    (5.30)    (1.79)   (15.80)   (36.99)
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.................................................... $ 147.96  $ 138.13  $ 119.83  $ 141.92
                                                                                   ========  ========  ========  ========
TOTAL RETURN (%)..................................................................     11.3      17.0      (5.4)     (3.8)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.64      0.69      0.66      0.63
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.63      0.69        --        --
Ratio of net investment income to average net assets (%)..........................     2.60      2.55      2.98      2.96
Portfolio turnover rate (%).......................................................       89        62        91       160
Net assets, end of year (000)..................................................... $268,870  $148,601  $133,092  $157,716

                                                                                   ---------

                                                                                   ---------
                                                                                     2000
                                                                                   --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $ 196.82
                                                                                   --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     6.49
  Net realized and unrealized gain (loss) on investments..........................   (12.98)
                                                                                   --------
  Total from investment operations................................................    (6.49)
                                                                                   --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................     0.00
  Distributions from net realized capital gains...................................    (4.41)
                                                                                   --------
  Total distributions.............................................................    (4.41)
                                                                                   --------
NET ASSET VALUE, END OF PERIOD.................................................... $ 185.92
                                                                                   ========
TOTAL RETURN (%)..................................................................     (3.4)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.58
Ratio of operating expenses to average net assets after expense reductions (%) (d)       --
Ratio of net investment income to average net assets (%)..........................     3.14
Portfolio turnover rate (%).......................................................       48
Net assets, end of year (000)..................................................... $181,270

                                                                                                CLASS B
                                                                                   ----------------------------------
                                                                                       YEAR ENDED     MAY 1, 2002 (A)
                                                                                      DECEMBER 31,        THROUGH
                                                                                   -----------------   DECEMBER 31,
                                                                                     2004      2003        2002
                                                                                   --------  -------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $ 136.93  $119.01      $129.24
                                                                                   --------  -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     3.64     2.53         0.99
  Net realized and unrealized gain (loss) on investments..........................    11.01    17.11       (11.22)
                                                                                   --------  -------      -------
  Total from investment operations................................................    14.65    19.64       (10.23)
                                                                                   --------  -------      -------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (4.21)   (1.72)        0.00
  Distributions from net realized capital gains...................................    (0.78)    0.00         0.00
                                                                                   --------  -------      -------
  Total distributions.............................................................    (4.99)   (1.72)        0.00
                                                                                   --------  -------      -------
NET ASSET VALUE, END OF PERIOD.................................................... $ 146.59  $136.93      $119.01
                                                                                   ========  =======      =======
TOTAL RETURN (%)..................................................................     11.0     16.7         (7.9)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.89     0.94         0.91 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.88     0.94           --
Ratio of net investment income to average net assets (%)..........................     2.39     2.30         2.75 (c)
Portfolio turnover rate (%).......................................................       89       62           91
Net assets, end of year (000)..................................................... $103,373  $29,582      $ 7,168

                                                                                        CLASS E
                                                                                   -----------------
                                                                                   APRIL 26, 2004(A)
                                                                                        THROUGH
                                                                                     DECEMBER 31,
                                                                                         2004
                                                                                   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................      $135.61
                                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................         2.33
  Net realized and unrealized gain (loss) on investments..........................         9.35
                                                                                        -------
  Total from investment operations................................................        11.68
                                                                                        -------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................         0.00
  Distributions from net realized capital gains...................................         0.00
                                                                                        -------
  Total distributions.............................................................         0.00
                                                                                        -------
NET ASSET VALUE, END OF PERIOD....................................................      $147.29
                                                                                        =======
TOTAL RETURN (%)..................................................................          8.6(b)
Ratio of operating expenses to average net assets before expense reductions (%)...         0.79(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)         0.78(c)
Ratio of net investment income to average net assets (%)..........................         2.57(c)
Portfolio turnover rate (%).......................................................           89
Net assets, end of year (000).....................................................      $89,519

(a)Commencement of operations
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-124

METROPOLITAN SERIES FUND, INC.

 BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--63.8% OF TOTAL NET ASSETS

                                                            VALUE
         SHARES                                            (NOTE 1)
        ---------------------------------------------------------------

                  AEROSPACE & DEFENSE--1.4%
          116,200 General Dynamics Corp................ $    12,154,520
          397,000 Raytheon Co..........................      15,415,510
                                                        ---------------
                                                             27,570,030
                                                        ---------------

                  BEVERAGES--1.0%
          386,500 PepsiCo, Inc.........................      20,175,300
                                                        ---------------

                  BIOTECHNOLOGY--0.9%
          286,900 Amgen, Inc. (b)......................      18,404,635
                                                        ---------------

                  CAPITAL MARKETS--2.4%
          211,100 Franklin Resources, Inc..............      14,703,115
          225,900 Lehman Brothers Holdings, Inc........      19,761,732
          130,100 The Goldman Sachs Group, Inc.........      13,535,604
                                                        ---------------
                                                             48,000,451
                                                        ---------------

                  CHEMICALS--2.3%
          165,000 Lyondell Chemical Co. (c)............       4,771,800
          177,600 Monsanto Co..........................       9,865,680
          372,300 Praxair, Inc.........................      16,437,045
          291,000 The Dow Chemical Co..................      14,407,410
                                                        ---------------
                                                             45,481,935
                                                        ---------------

                  COMMERCIAL BANKS--1.3%
          349,900 Bank of America Corp.................      16,441,801
          304,350 North Fork Bancorp, Inc..............       8,780,497
                                                        ---------------
                                                             25,222,298
                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES--0.0%
              316 Anacomp, Inc. (b)....................              16
                                                        ---------------

                  COMMUNICATIONS EQUIPMENT--1.8%
          609,000 Cisco Systems, Inc. (b)..............      11,753,700
          504,200 Motorola, Inc........................       8,672,240
          352,700 QUALCOMM, Inc........................      14,954,480
                                                        ---------------
                                                             35,380,420
                                                        ---------------

                  COMPUTERS & PERIPHERALS--2.0%
          372,400 Dell, Inc. (b).......................      15,692,936
          235,200 International Business Machines Corp.      23,186,016
                                                        ---------------
                                                             38,878,952
                                                        ---------------

                  CONSUMER FINANCE--1.7%
          348,300 American Express Co..................      19,633,671
          275,600 SLM Corp.............................      14,714,284
                                                        ---------------
                                                             34,347,955
                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES--2.9%
          450,200 CIT Group, Inc.......................      20,628,164
          458,670 Citigroup, Inc.......................      22,098,721
          386,000 JPMorgan Chase & Co..................      15,057,860
                                                        ---------------
                                                             57,784,745
                                                        ---------------

                                                             VALUE
         SHARES                                             (NOTE 1)
        ----------------------------------------------------------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
          778,500 Sprint Corp........................... $    19,345,725
          405,700 Verizon Communications, Inc...........      16,434,907
                                                         ---------------
                                                              35,780,632
                                                         ---------------

                  ENERGY EQUIPMENT & SERVICES--1.1%
          152,500 Nabors Industries, Ltd. (b) (c).......       7,821,725
          218,000 Schlumberger, Ltd.....................      14,595,100
                                                         ---------------
                                                              22,416,825
                                                         ---------------

                  FOOD & STAPLES RETAILING--1.1%
          486,700 CVS Corp..............................      21,935,569
                                                         ---------------

                  FOOD PRODUCTS--0.7%
          288,900 Kellogg Co............................      12,902,274
                                                         ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
          414,800 Baxter International, Inc.............      14,327,192
          124,400 Guidant Corp..........................       8,969,240
                                                         ---------------
                                                              23,296,432
                                                         ---------------

                  HEALTH CARE PROVIDERS & SERVICES--1.6%
           53,100 Aetna, Inc............................       6,624,225
          475,500 Caremark Rx, Inc. (b).................      18,748,965
           73,000 UnitedHealth Group, Inc...............       6,426,190
                                                         ---------------
                                                              31,799,380
                                                         ---------------

                  HOTELS, RESTAURANTS & LEISURE--1.6%
          339,400 International Game Technology (c).....      11,668,572
          644,100 McDonald's Corp.......................      20,649,846
                                                         ---------------
                                                              32,318,418
                                                         ---------------

                  HOUSEHOLD DURABLES--0.4%
          123,700 Pulte Homes, Inc. (c).................       7,892,060
                                                         ---------------

                  HOUSEHOLD PRODUCTS--1.0%
          365,900 The Procter & Gamble Co...............      20,153,772
                                                         ---------------

                  IT SERVICES--0.7%
          534,100 Accenture, Ltd. (Class A) (b).........      14,420,700
                                                         ---------------

                  INDUSTRIAL CONGLOMERATES--4.3%
        1,282,230 General Electric Co...................      46,801,395
        1,080,100 Tyco International, Ltd...............      38,602,774
                                                         ---------------
                                                              85,404,169
                                                         ---------------

                  INSURANCE--2.4%
           79,700 Ambac Financial Group, Inc............       6,545,761
          304,700 American International Group, Inc.....      20,009,649
          125,900 Prudential Financial, Inc. (c)........       6,919,464
          127,100 The Allstate Corp.....................       6,573,612
          171,469 Willis Group Holdings, Ltd. (c).......       7,059,379
                                                         ---------------
                                                              47,107,865
                                                         ---------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-125

METROPOLITAN SERIES FUND, INC.

 BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)

                                                           VALUE
          SHARES                                          (NOTE 1)
         -------------------------------------------------------------

                   INTERNET SOFTWARE & SERVICES--1.3%
           276,300 IAC/InterActiveCorp. (b)........... $     7,631,406
           495,800 Yahoo!, Inc. (b)...................      18,681,744
                                                       ---------------
                                                            26,313,150
                                                       ---------------

                   INVESTMENT COMPANY--1.4%
           227,522 SPDR Trust Series 1 (c)............      27,500,584
                                                       ---------------

                   MACHINERY--0.9%
           206,200 ITT Industries, Inc................      17,413,590
                                                       ---------------

                   MEDIA--3.6%
           731,700 Comcast Corp. (Special Class A) (b)      24,029,028
         1,251,200 News Corp., Inc. (c)...............      24,023,040
         1,185,900 Time Warner, Inc. (b)..............      23,053,896
                                                       ---------------
                                                            71,105,964
                                                       ---------------

                   METALS & MINING--1.3%
           288,500 CONSOL Energy, Inc. (c)............      11,842,925
           301,090 Newmont Mining Corp................      13,371,407
                                                       ---------------
                                                            25,214,332
                                                       ---------------

                   MULTILINE RETAIL--1.4%
           266,400 Kohl's Corp. (b)...................      13,098,888
           294,100 Target Corp........................      15,272,613
                                                       ---------------
                                                            28,371,501
                                                       ---------------

                   OIL & GAS--2.6%
           255,600 EOG Resources, Inc. (c)............      18,239,616
           379,700 Exxon Mobil Corp...................      19,463,422
           114,400 Newfield Exploration Co. (b) (c)...       6,755,320
            60,300 Total S.A. (ADR) (c)...............       6,623,352
                                                       ---------------
                                                            51,081,710
                                                       ---------------

                   PAPER & FOREST PRODUCTS--0.8%
           152,800 International Paper Co.............       6,417,600
           147,000 Weyerhaeuser Co....................       9,881,340
                                                       ---------------
                                                            16,298,940
                                                       ---------------

                   PHARMACEUTICALS--4.3%
           297,200 Johnson & Johnson..................      18,848,424
           358,700 Merck & Co., Inc...................      11,528,618
           605,400 Novartis AG (ADR)..................      30,596,916
           512,625 Pfizer, Inc........................      13,784,486
           233,800 Wyeth..............................       9,957,542
                                                       ---------------
                                                            84,715,986
                                                       ---------------

                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
           787,800 Intel Corp.........................      18,426,642
                                                       ---------------

                   SOFTWARE--3.4%
         1,638,500 Microsoft Corp.....................      43,764,335
         1,716,800 Oracle Corp. (b)...................      23,554,496
                                                       ---------------
                                                            67,318,831
                                                       ---------------

                                                                VALUE
      SHARES                                                   (NOTE 1)
    -----------------------------------------------------------------------

                SPECIALTY RETAIL--3.0%
        569,600 Circuit City Stores, Inc. (c).............. $     8,908,544
        465,300 Staples, Inc...............................      15,685,263
        489,900 The Home Depot, Inc........................      20,938,326
        310,600 The Sherwin-Williams Co....................      13,862,078
                                                            ---------------
                                                                 59,394,211
                                                            ---------------

                TEXTILES, APPAREL & LUXURY GOODS--0.7%
        152,400 NIKE, Inc. (Class B).......................      13,821,156
                                                            ---------------

                TOBACCO--1.0%
        312,100 Altria Group, Inc..........................      19,069,310
                                                            ---------------

                WIRELESS TELECOMMUNICATION SERVICES--1.6%
        613,400 Nextel Communications, Inc. (Class A) (b)..      18,402,000
        462,700 Vodafone Group, Plc. (ADR).................      12,668,726
                                                            ---------------
                                                                 31,070,726
                                                            ---------------
                Total Common Stocks
                 (Identified Cost $1,078,648,481)..........   1,263,791,466
                                                            ---------------

    BONDS & NOTES--33.7%
       FACE
      AMOUNT
    -----------------------------------------------------------------------

                AEROSPACE & DEFENSE--0.2%
    $ 3,663,497 BAE Systems 2001 Asset Trust, L.L.C. (144A)
                 6.664%, 09/15/13..........................       4,059,338
        375,000 Lockheed Martin Corp. 8.500%, 12/01/29.....         513,103
                                                            ---------------
                                                                  4,572,441
                                                            ---------------

                AGRICULTURAL OPERATIONS--0.1%
      1,075,000 Cargill, Inc. (144A) 3.625%, 03/04/09......       1,059,240
      1,175,000 Cargill, Inc. (144A) 4.375%, 06/01/13......       1,147,101
                                                            ---------------
                                                                  2,206,341
                                                            ---------------

                AIRLINES--0.1%
      1,539,266 Continental Airlines, Inc. 9.558%, 9/1/2019       1,550,703
                                                            ---------------

                ASSET BACKED--1.6%
        875,000 Anthracite CDO, Ltd. (144A)
                 3.090%, 03/23/39 (d)......................         908,162
      1,150,000 Ares VIII CLO, Ltd. (144A)
                 3.783%, 02/26/16 (d)......................       1,162,351
      3,500,000 Bank One Issuance Trust
                 1.834%, 03/15/12 (d)......................       3,518,196
      1,375,000 Centex Home Equity Loan Trust
                 4.400%, 06/25/33 (d)......................       1,431,109
      2,900,000 Citibank Credit Card Issuance Trust
                 7.450%, 09/15/07..........................       2,987,231
      1,550,000 Countrywide Asset-Backed Certificates
                 2.450%, 12/25/31 (d)......................       1,556,295
      1,925,000 Countrywide Asset-Backed Certificates
                 2.750%, 03/26/33 (d)......................       1,965,158

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-126

METROPOLITAN SERIES FUND, INC.

 BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)

       FACE                                                     VALUE
      AMOUNT                                                   (NOTE 1)
    -----------------------------------------------------------------------

                ASSET BACKED--(CONTINUED)
    $    92,460 Distribution Financial Services Trust
                 5.670%, 01/17/17.......................... $        93,455
      1,425,000 Fleet Commercial Loan Master, L.L.C. (144A)
                 2.020%, 11/16/09 (d)......................       1,426,838
        125,000 Ford Credit Auto Owner Trust
                 4.790%, 11/15/06..........................         126,018
      1,158,321 GE Business Loan Trust (144A)
                 2.539%, 04/15/31 (d)......................       1,178,768
      1,725,000 Healthcare Finance Group, Inc. (144A)
                 2.220%, 06/05/07 (d)......................       1,716,073
        479,689 Hedged Mutual Fund Fee Trust (144A)
                 5.220%, 11/30/10..........................         479,689
        871,457 Knollwood CDO, Ltd. (144A)
                 4.320%, 01/10/39 (d)......................         862,742
      1,375,000 Long Beach Mortgage Loan Trust
                 2.400%, 03/25/34 (d)......................       1,384,958
      3,325,000 MBNA Credit Card Master Note Trust
                 6.550%, 12/15/08..........................       3,469,426
      1,350,000 MBNA Credit Card Master Note Trust
                 4.103%, 06/15/12 (d)......................       1,435,516
      1,425,000 Option One Mortgage Loan Trust
                 2.800%, 04/25/33 (d)......................       1,446,905
      1,575,000 Residential Asset Securities Corp.
                 2.850%, 01/25/33 (d)......................       1,594,248
      1,425,000 Structured Asset Investment Loan Trust
                 3.050%, 04/25/33 (d)......................       1,438,112
      1,925,000 Structured Asset Securities Corp.
                 2.400%, 06/25/32 (d)......................       1,933,125
                                                            ---------------
                                                                 32,114,375
                                                            ---------------

                AUTO PARTS--0.1%
        500,000 ArvinMeritor, Inc. 8.750%, 03/01/12 (c)....         577,500
        100,000 Briggs & Stratton Corp. 8.875%, 03/15/11...         120,250
        900,000 Dana Corp. 5.850%, 01/15/15................         891,000
                                                            ---------------
                                                                  1,588,750
                                                            ---------------

                AUTOMOBILES--0.2%
      1,400,000 DaimlerChrysler North America Holding Corp.
                 8.500%, 01/18/31..........................       1,749,233
      1,200,000 Ford Motor Co. 7.450%, 07/16/31 (c)........       1,206,885
      1,525,000 General Motors Corp.
                 8.250%, 07/15/23 (c)......................       1,588,550
                                                            ---------------
                                                                  4,544,668
                                                            ---------------

                BIOTECHNOLOGY--0.0%
        300,000 Bio-Rad Laboratories, Inc.
                 7.500%, 08/15/13 (c)......................         330,000
                                                            ---------------

                BUILDING & CONSTRUCTION--0.4%
        950,000 Beazer Homes USA, Inc. 8.375%, 04/15/12....       1,045,000
      1,125,000 Centex Corp 4.550%, 11/01/10...............       1,119,342
        925,000 D.R. Horton, Inc. 8.500%, 04/15/12.........       1,031,375
      1,125,000 KB Home & Broad Home Corp.
                 6.375%, 08/15/11..........................       1,181,250

      FACE                                                        VALUE
     AMOUNT                                                      (NOTE 1)
   --------------------------------------------------------------------------

               BUILDING & CONSTRUCTION--(CONTINUED)
   $ 1,725,000 MDC Holdings, Inc. 5.375%, 12/15/14........... $     1,716,408
     1,350,000 Pulte Homes, Inc. 6.375%, 05/15/33............       1,337,664
                                                              ---------------
                                                                    7,431,039
                                                              ---------------

               BUSINESS SERVICES--0.0%
       350,000 Cendant Corp. 6.250%, 03/15/10................         378,785
                                                              ---------------

               CHEMICALS--0.0%
       750,000 FMC Corp. 10.250%, 11/01/09...................         860,625
                                                              ---------------

               COAL--0.0%
       625,000 Massey Energy Co. 6.625%, 11/15/10............         653,125
                                                              ---------------

               COLLATERALIZED MORTGAGE OBLIGATIONS--2.7%
     2,237,559 Bear Stearns Commercial Mortgage Securities,
                Inc. 5.920%, 10/15/36........................       2,393,791
     3,888,183 Bear Stearns Commercial Mortgage Securities,
                Inc. 4.361%, 06/11/41........................       3,933,496
     1,664,797 Chase Commercial Mortgage Securities Corp.
                6.025%, 11/18/30.............................       1,718,755
     1,409,112 Countrywide Home Loans, Inc.
                4.660%, 02/19/34 (d).........................       1,396,243
     2,648,599 GGP Mall Properties Trust (144A)
                5.558%, 11/15/11.............................       2,734,919
        20,839 IMPAC CMB Trust 3.500%, 06/25/32 (d)..........          20,925
       550,270 IMPAC CMB Trust 3.050%, 08/25/33 (d)..........         562,229
     6,869,000 J.P. Morgan Commercial Mortgage Finance
                Corp. 7.238%, 09/15/29.......................       7,611,721
     1,643,089 J.P. Morgan Commercial Mortgage Finance
                Corp. 6.180%, 10/15/35.......................       1,713,311
       175,000 J.P. Morgan Commercial Mortgage Finance
                Corp. 6.658%, 10/15/35 (d)...................         191,433
     4,196,506 LB-UBS Commercial Mortgage Trust
                5.642%, 12/15/25 (d).........................       4,406,884
     1,600,000 LB-UBS Commercial Mortgage Trust
                5.934%, 12/15/05.............................       1,717,273
     2,650,000 LB-UBS Commercial Mortgage Trust
                4.023%, 09/15/26.............................       2,660,910
     2,755,322 LB-UBS Commercial Mortgage Trust
                4.071%, 09/15/26.............................       2,754,959
     2,795,789 LB-UBS Commercial Mortgage Trust
                3.636%, 11/15/27.............................       2,778,695
     3,990,265 LB-UBS Commercial Mortgage Trust (144A)
                6.155%, 07/14/16.............................       4,264,165
       202,229 Morgan Stanley Capital I, Inc.
                6.340%, 07/15/30.............................         202,900
     1,025,000 Morgan Stanley Capital I, Inc.
                6.630%, 07/15/30.............................       1,110,715
     1,325,994 Morgan Stanley Capital I, Inc.
                5.910%, 11/15/31.............................       1,362,076
     2,597,309 Salomon Brothers Mortgage Securities VII, Inc.
                (144A) 6.134%, 02/18/34......................       2,727,232
     4,225,000 Washington Mutual, Inc.
                3.420%, 05/25/33 (d).........................       4,192,436
     2,700,000 Washington Mutual, Inc.
                3.700%, 06/25/33 (d).........................       2,682,232
                                                              ---------------
                                                                   53,137,300
                                                              ---------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-127

METROPOLITAN SERIES FUND, INC.

 BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)

          FACE                                                VALUE
         AMOUNT                                              (NOTE 1)
       ------------------------------------------------------------------

                   COMPUTERS & BUSINESS EQUIPMENT--0.1%
       $   975,000 Xerox Corp. 6.875%, 08/15/11 (c)...... $     1,038,375
                                                          ---------------

                   CONGLOMERATES--0.1%
         2,450,000 General Electric Co. 5.000%, 02/01/13.       2,513,614
                                                          ---------------

                   CONTAINERS & GLASS--0.0%
           725,000 Ball Corp. 6.875%, 12/15/12...........         779,375
                                                          ---------------

                   ELECTRICAL EQUIPMENT--0.1%
           850,000 Ametek, Inc. 7.200%, 07/15/08.........         921,571
           550,000 Thomas & Betts Corp. 7.250%, 06/01/13.         603,305
                                                          ---------------
                                                                1,524,876
                                                          ---------------

                   ELECTRICAL UTILITIES--0.4%
         1,200,000 Dominion Resources, Inc.
                    8.125%, 06/15/10.....................       1,412,439
         1,675,000 DTE Energy Co. 6.450%, 06/01/06.......       1,743,675
         1,825,000 Entergy Gulf States, Inc.
                    3.600%, 06/01/08.....................       1,795,444
         2,000,000 Progress Energy, Inc. 7.100%, 03/01/11       2,248,486
                                                          ---------------
                                                                7,200,044
                                                          ---------------

                   ELECTRONICS--0.1%
           475,000 Fisher Scientific International, Inc.
                    8.000%, 09/01/13.....................         539,125
           700,000 PerkinElmer, Inc. 8.875%, 01/15/13....         798,000
                                                          ---------------
                                                                1,337,125
                                                          ---------------

                   FEDERAL AGENCIES--13.7%
         5,583,102 Federal Home Loan Bank 5.500%,
                    07/01/33.............................       5,681,038
            38,615 Federal National Mortgage Association
                    7.250%, 09/01/07.....................          39,663
           224,165 Federal National Mortgage Association
                    7.000%, 12/01/07.....................         231,316
           119,607 Federal National Mortgage Association
                    8.000%, 06/01/08.....................         125,320
           158,718 Federal National Mortgage Association
                    8.500%, 02/01/09.....................         168,661
        24,650,000 Federal National Mortgage Association
                    4.125%, 04/15/14 (c).................      23,890,977
             5,788 Federal National Mortgage Association
                    9.000%, 04/01/16.....................           6,310
         2,296,020 Federal National Mortgage Association
                    5.000%, 06/01/18.....................       2,334,965
         1,717,955 Federal National Mortgage Association
                    4.500%, 10/01/18.....................       1,716,355
         2,529,971 Federal National Mortgage Association
                    5.000%, 06/01/23.....................       2,542,569
         1,523,642 Federal National Mortgage Association
                    5.500%, 01/01/24.....................       1,558,631
         1,948,602 Federal National Mortgage Association
                    6.500%, 12/01/29 (d).................       2,048,807
         3,513,145 Federal National Mortgage Association
                    5.500%, 04/01/33.....................       3,569,641

       FACE                                                      VALUE
      AMOUNT                                                    (NOTE 1)
    ------------------------------------------------------------------------

                FEDERAL AGENCIES--(CONTINUED)
    $ 7,876,943 Federal National Mortgage Association
                 5.000%, 11/01/33........................... $     7,830,736
      7,327,368 Federal National Mortgage Association
                 5.500%, 11/01/33...........................       7,445,202
      9,177,172 Federal National Mortgage Association
                 5.500%, 01/01/34...........................       9,324,752
     12,228,790 Federal National Mortgage Association
                 5.000%, 03/01/34...........................      12,157,055
      3,675,000 Federal National Mortgage Association
                 4.000%, TBA................................       3,586,572
     34,550,000 Federal National Mortgage Association
                 4.500%, TBA................................      34,045,834
     35,100,000 Federal National Mortgage Association
                 5.000%, TBA................................      35,416,281
     18,475,000 Federal National Mortgage Association
                 5.500%, TBA................................      18,888,969
     36,975,000 Federal National Mortgage Association
                 6.000%, TBA................................      38,362,406
     18,825,000 Federal National Mortgage Association
                 6.500%, TBA................................      19,758,220
        241,186 Government National Mortgage Association
                 6.000%, 02/15/09...........................         251,604
         57,264 Government National Mortgage Association
                 6.500%, 07/15/14...........................          61,085
      1,285,700 Government National Mortgage Association
                 7.500%, 12/15/14...........................       1,372,439
        732,327 Government National Mortgage Association
                 7.500%, 03/15/32...........................         786,623
      7,057,437 Government National Mortgage Association
                 5.500%, 04/15/33...........................       7,214,861
      1,990,209 Government National Mortgage Association
                 6.000%, 09/20/33...........................       2,061,511
      9,595,424 Government National Mortgage Association
                 5.000%, 10/20/33...........................       9,601,162
      3,233,467 Government National Mortgage Association
                 6.000%, 10/20/33...........................       3,360,349
      4,377,539 Government National Mortgage Association
                 6.000%, 11/20/33...........................       4,534,372
      3,289,220 Government National Mortgage Association
                 6.000%, 02/20/34...........................       3,407,261
      8,000,000 Government National Mortgage Association
                 5.500%, TBA................................       8,162,496
                                                             ---------------
                                                                 271,544,043
                                                             ---------------

                FINANCE & BANKING--2.5%
      1,825,000 Bank of America Corp. 7.400%, 01/15/11......       2,114,040
      1,050,000 Bank of America Institutional Capital (144A)
                 8.070%, 12/31/26...........................       1,155,756
      1,025,000 Bombardier Capital, Inc.
                 4.670%, 05/30/13 (d).......................       1,022,846
      1,750,000 CIT Group, Inc. 4.125%, 02/21/06............       1,767,784
        950,000 Citigroup Capital II 7.750%, 12/01/36.......       1,030,806
      4,515,000 Citigroup, Inc. (144A) 5.000%, 09/15/14.....       4,536,780
        650,000 Crestar Capital Trust I 8.160%, 12/15/26....         724,136
      2,500,000 ERAC USA Finance Co. (144A)
                 6.625%, 02/15/05...........................       2,509,892

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-128

METROPOLITAN SERIES FUND, INC.

 BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)


        FACE                                                    VALUE
       AMOUNT                                                  (NOTE 1)
     ----------------------------------------------------------------------

                 FINANCE & BANKING--(CONTINUED)
     $   400,000 ERAC USA Finance Co. (144A)
                  8.250%, 05/01/05......................... $       406,592
         850,000 ERAC USA Finance Co. (144A)
                  6.625%, 05/15/06.........................         882,585
         525,000 ERAC USA Finance Co. (144A)
                  7.350%, 06/15/08.........................         579,984
         800,000 First National Bank of Boston
                  7.375%, 09/15/06.........................         853,059
       1,300,000 First Union Capital I 7.935%, 01/15/27....       1,455,331
       3,325,000 Ford Motor Credit Co. 7.375%, 10/28/09....       3,586,571
       1,525,000 General Motors Acceptance Corp.
                  7.250%, 03/02/11.........................       1,596,617
         475,000 General Motors Acceptance Corp.
                  8.000%, 11/01/31.........................         488,245
       1,600,000 Household Finance Corp.
                  6.375%, 10/15/11 (c).....................       1,767,034
       4,325,000 Household Finance Corp.
                  6.375%, 11/27/12.........................       4,778,619
       1,650,000 International Lease Finance Corp.
                  4.375%, 12/15/05.........................       1,665,774
       1,350,000 International Lease Finance Corp.
                  5.750%, 02/15/07 (c).....................       1,408,095
       2,665,000 John Hancock Global Funding (144A)
                  7.900%, 07/02/10.........................       3,120,385
       3,575,000 MBNA Corp. 5.625%, 11/30/07...............       3,747,533
       1,150,000 Mellon Capital II 7.995%, 01/15/27........       1,267,305
       2,450,000 Simon Property Group, L.P.
                  7.375%, 01/20/06.........................       2,545,055
       1,150,000 Sprint Capital Corp. 8.750%, 03/15/32.....       1,532,155
       1,150,000 U.S. Bancorp Capital I 8.270%, 12/15/26...       1,274,553
       2,050,000 Verizon Global Funding Corp.
                  7.750%, 12/01/30 (c).....................       2,548,818
                                                            ---------------
                                                                 50,366,350
                                                            ---------------

                 FINANCIAL SERVICES--0.1%
       1,900,000 Countrywide Home Loans, Inc.
                  4.125%, 09/15/09 (c).....................       1,891,482
                                                            ---------------

                 FOOD & BEVERAGES--0.1%
         950,000 Smithfield Foods, Inc. 7.000%, 08/01/11...       1,014,125
                                                            ---------------

                 FOREST PRODUCTS & PAPER--0.2%
       1,725,000 International Paper Co. 6.750%, 09/01/11..       1,933,954
         825,000 Weyerhaeuser Co. 7.375%, 03/15/32.........         978,323
                                                            ---------------
                                                                  2,912,277
                                                            ---------------

                 GAS & OIL--0.2%
       1,525,000 Conoco, Inc. 6.950%, 04/15/29.............       1,800,804
         650,000 Enterprise Products Operating, L.P. (144A)
                  5.600%, 10/15/14.........................         655,765
         475,000 Kerr-McGee Corp. 6.875%, 09/15/11.........         534,886
         600,000 Newfield Exploration Co. (144A)
                  6.625%, 09/01/14.........................         634,500
         675,000 Plains Exploration & Production Co.
                  7.125%, 06/15/14 (c).....................         735,750
                                                            ---------------
                                                                  4,361,705
                                                            ---------------

        FACE                                                   VALUE
       AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                 GAS & PIPELINE UTILITIES--0.1%
     $ 1,325,000 Halliburton Co. (144A)
                  1.920%, 01/26/07 (d).................... $     1,325,478
                                                           ---------------

                 HEALTH CARE--0.0%
         675,000 Alderwoods Group, Inc. (144A)
                  7.750%, 09/15/12........................         729,000
                                                           ---------------

                 HOTELS & RESTAURANTS--0.1%
         950,000 Park Place Entertainment Corp.
                  7.875%, 03/15/10........................       1,069,937
         875,000 Starwood Hotels & Resorts Worldwide, Inc.
                  7.875%, 05/01/12 (d)....................         999,688
                                                           ---------------
                                                                 2,069,625
                                                           ---------------

                 INDUSTRIAL MACHINERY--0.0%
         350,000 Kennametal, Inc. 7.200%, 06/15/12........         388,932
                                                           ---------------

                 INVESTMENT BROKERAGE--0.9%
         800,000 JPMorgan Capital Trust I
                  7.540%, 01/15/27........................         859,992
       2,375,000 JPMorgan Chase & Co. 6.750%, 02/01/11....       2,668,092
       1,375,000 Lehman Brothers Holdings, Inc.
                  4.000%, 01/22/08........................       1,384,489
       1,550,000 Lehman Brothers Holdings, Inc.
                  3.950%, 11/10/09 (c)....................       1,534,360
       2,200,000 Merrill Lynch & Co., Inc.
                  3.700%, 04/21/08 (c)....................       2,194,027
       3,550,000 Morgan Stanley 4.750%, 04/01/14..........       3,459,148
       3,525,000 The Goldman Sachs Group, Inc.
                  6.875%, 01/15/11........................       3,976,828
                                                           ---------------
                                                                16,076,936
                                                           ---------------

                 INVESTMENT COMPANIES--0.7%
      13,300,000 Dow Jones CDC.NA.HY.3 Trust 3 (144A)
                  8.000%, 12/29/09........................      13,640,813
                                                           ---------------

                 MEDIA--0.5%
       1,875,000 AOL Time Warner, Inc. 6.875%, 05/01/12...       2,135,355
       1,575,000 Comcast Corp. 7.050%, 03/15/33 (c).......       1,802,159
       1,000,000 EchoStar DBS Corp. 5.750%, 10/01/08 (c)..       1,012,500
       1,025,000 Lamar Media Corp. 7.250%, 01/01/13.......       1,107,000
         150,000 Scientific Games Corp. 6.250%, 12/15/12..         152,625
       1,725,000 TCI Communications, Inc.
                  7.875%, 02/15/26........................       2,118,343
         775,000 Time Warner Entertainment Co., L.P.
                  8.375%, 03/15/23........................         971,624
                                                           ---------------
                                                                 9,299,606
                                                           ---------------

                 METALS & MINING--0.2%
       1,125,000 Corporacion Nacional del Cobre
                  4.750%, 10/15/14 (c)....................       1,102,779
         475,000 Inco, Ltd. 7.200%, 09/15/32..............         553,611
       1,175,000 Newmont Mining Corp 8.625%, 05/15/11.....       1,426,487
                                                           ---------------
                                                                 3,082,877
                                                           ---------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-129

METROPOLITAN SERIES FUND, INC.

 BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

BONDS & NOTES--(CONTINUED)

         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
      --------------------------------------------------------------------

                  RAILROADS & EQUIPMENT--0.1%
      $ 1,825,000 Norfolk Southern Corp. 9.000%, 03/01/21. $     2,455,078
                                                           ---------------

                  REAL ESTATE--0.6%
        3,000,000 EOP Operating, L.P. 6.800%, 01/15/09....       3,288,342
        2,325,000 ERP Operating, L.P. 6.630%, 04/13/15 (d)       2,348,643
          900,000 iStar Financial, Inc. (REIT)
                   7.000%, 03/15/08.......................         969,124
          500,000 Merry Land & Investment Co., Inc. (REIT)
                   7.250%, 06/15/05.......................         509,001
        1,225,000 Pan Pacific Retail Properties, Inc.
                   6.125%, 01/15/13.......................       1,285,317
        1,250,000 Reckson Operating Partnership (REIT)
                   5.875%, 08/15/14.......................       1,296,589
          525,000 Senior Housing Properties Trust (REIT)
                   8.625%, 01/15/12.......................         599,812
        2,000,000 Vornado Realty Trust (REIT)
                   5.625%, 06/15/07.......................       2,076,458
                                                           ---------------
                                                                12,373,286
                                                           ---------------

                  RETAIL--0.1%
          950,000 J.C. Penney Co., Inc. 8.000%, 03/01/10..       1,085,375
          250,000 K2, Inc. (144A) 7.375%, 07/01/14........         273,750
          816,000 Saks, Inc. 7.000%, 12/01/13.............         833,340
                                                           ---------------
                                                                 2,192,465
                                                           ---------------

                  TELECOMMUNICATIONS--0.1%
        1,075,000 AT&T Wireless Services, Inc.
                   8.750%, 03/01/31.......................       1,449,436
          925,000 SBC Communications, Inc.
                   5.100%, 09/15/14.......................         933,597
                                                           ---------------
                                                                 2,383,033
                                                           ---------------

                  U.S. TREASURY--5.5%
        7,300,000 United States Treasury Bond Strips Zero
                   Coupon, 08/15/25 (c)...................       2,563,994
       12,250,000 United States Treasury Bonds
                   7.250%, 05/15/16 (c)...................      15,333,558
       10,250,000 United States Treasury Bonds
                   8.875%, 02/15/19 (c)...................      14,745,988
        4,725,000 United States Treasury Bonds
                   6.250%, 08/15/23 (c)...................       5,531,756
        5,875,000 United States Treasury Bonds
                   6.250%, 05/15/30 (c)...................       7,024,068
       21,700,000 United States Treasury Notes
                   7.000%, 07/15/06.......................      23,007,078
       10,275,000 United States Treasury Notes
                   5.625%, 05/15/08 (c)...................      11,020,739
        5,150,000 United States Treasury Notes
                   6.500%, 02/15/10 (c)...................       5,830,562
       17,975,000 United States Treasury Notes
                   5.750%, 08/15/10 (c)...................      19,790,061
        4,650,000 United States Treasury Notes
                   4.000%, 11/15/12 (c)...................       4,642,188
                                                           ---------------
                                                               109,489,992
                                                           ---------------

         FACE                                                   VALUE
        AMOUNT                                                (NOTE 1)
      --------------------------------------------------------------------

                  YANKEE--1.8%
      $   950,000 British Telecommunications, Plc.
                   8.875%, 12/15/30 (d)................... $     1,272,070
          600,000 Corporacion Andina de Fomento
                   6.875%, 03/15/12 (c)...................         674,273
        1,150,000 Deutsche Telekom International Finance
                   8.750%, 06/15/30 (d)...................       1,518,527
        1,375,000 EnCana Corp. 6.500%, 08/15/34...........       1,509,478
          975,000 Federative Republic of Brazil
                   11.000%, 08/17/40 (c)..................       1,156,838
          925,000 France Telecom
                   S.A. 9.250%, 03/01/31 (d) (c)..........       1,253,923
        1,475,000 Granite Mortgages, Plc.
                   2.450%, 03/20/44 (d)...................       1,475,000
          100,000 Luscar Coal, Ltd. 9.750%, 10/15/11......         113,500
        1,125,000 Petroleos Mexicanos 6.500%, 02/01/05 (c)       1,128,600
        1,325,000 Petronas Capital, Ltd. (144A)
                   7.875%, 05/22/22.......................       1,652,948
        2,425,000 Republic of Argentina 1.980%, 08/03/12..       2,061,250
        2,100,000 Republic of Chile 5.625%, 07/23/07......       2,199,540
          925,000 Republic of Columbia
                   10.750%, 01/15/13 (c)..................       1,105,375
        1,025,000 Republic of Malaysia 7.500%, 07/15/11...       1,197,439
        2,500,000 Republic of Panama 7.250%, 03/15/15.....       2,600,000
          836,000 Republic of Peru 5.000%, 03/07/17 (d)...         798,380
          825,000 Republic of South Africa
                   9.125%, 05/19/09.......................         977,625
          975,000 Republic of South Africa
                   6.500%, 06/02/14.......................       1,067,625
        2,075,000 Republic of Turkey 7.250%, 03/15/15.....       2,132,062
        1,550,000 Republic of Venezuela
                   10.750%, 09/19/13 (c)..................       1,856,125
          550,000 Rogers Wireless Communications, Inc.
                   6.375%, 03/01/14.......................         544,500
          625,000 State of Qatar (144A) 9.750%, 06/15/30..         906,250
        2,075,000 Telecom Italia Capital (144A)
                   4.950%, 09/30/14.......................       2,032,958
        3,725,000 United Mexican States 4.625%, 10/08/08..       3,771,562
          775,000 United Mexican States
                   6.625%, 03/03/15 (c)...................         832,350
          650,000 United Mexican States 8.300%, 08/15/31..         761,800
                                                           ---------------
                                                                36,599,998
                                                           ---------------
                  Total Bonds & Notes
                   (Identified Cost $659,644,977).........     667,958,662
                                                           ---------------

      WARRANTS--0.0%
                                                                VALUE
        SHARES                                                (NOTE 1A)
      --------------------------------------------------------------------

                  COMMERCIAL SERVICES & SUPPLIES--0.0%
                1 Anacomp, Inc. (Class B) (b)............. $            15
                                                           ---------------
                  Total Warrants
                   (Identified Cost $33,141)..............              15
                                                           ---------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-130

METROPOLITAN SERIES FUND, INC.

 BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

SHORT TERM INVESTMENTS--11.2%

         FACE                                                  VALUE
        AMOUNT                                               (NOTE 1A)
      -------------------------------------------------------------------

                  COMMERCIAL PAPER--11.2%
      $ 2,065,000 Caterpillar Financial Services Corp.
                   2.273%, 01/13/05...................... $     2,063,438
        2,766,000 General Electric Capital Corp.
                   2.371%, 03/11/05......................       2,753,489
       14,429,000 International Lease Finance Corp.
                   2.136%, 01/06/05......................      14,424,731
       10,952,000 International Lease Finance Corp.
                   2.208%, 01/19/05......................      10,939,953
        4,508,000 International Lease Finance Corp.
                   2.358%, 02/10/05......................       4,496,229
       46,824,000 Morgan Stanley 2.324%, 01/13/05........      46,787,789
       15,000,000 Morgan Stanley 2.345%, 01/20/05........      14,981,475
       13,613,000 Royal Bank of Scotland 2.224%, 01/03/05      13,611,321
        6,004,000 The Goldman Sachs Group, L.P.
                   2.331%, 01/06/05......................       6,002,057

SHORT TERM INVESTMENTS--(CONTINUED)

          FACE                                                VALUE
         AMOUNT                                             (NOTE 1A)
       ------------------------------------------------------------------

                   COMMERCIAL PAPER--(CONTINUED)
       $12,794,000 Toyota Motor Credit 2.237%, 01/18/05. $    12,780,527
        18,738,000 Toyota Motor Credit 2.324%, 01/19/05.      18,716,264
        20,000,000 UBS Finance, Inc. 2.346%, 01/03/05...      19,997,394
        33,425,000 UBS Finance, Inc. 2.265%, 01/10/05...      33,406,115
        20,000,000 UBS Finance, Inc. 2.384%, 02/25/05...      19,927,431
                                                         ---------------
                                                             220,888,213
                                                         ---------------
                   Total Short Term Investments
                    (Identified Cost $220,888,213)......     220,888,213
                                                         ---------------
                   Total Investments--108.7%
                    (Identified Cost $1,959,214,812) (a)   2,152,638,356
                   Other assets less liabilities........    (171,806,601)
                                                         ---------------
                   TOTAL NET ASSETS--100%                $ 1,980,831,755
                                                         ===============

FUTURES CONTRACTS

                                                                                         UNREALIZED
                                    EXPIRATION NUMBER OF   CONTRACT    VALUATION AS OF APPRECIATION/
FUTURES CONTRACTS LONG                 DATE    CONTRACTS    AMOUNT       12/31/2004    (DEPRECIATION)
----------------------              ---------- --------- ------------  --------------- --------------
Interest Rate Swap 10 Year Futures. 3/14/2005     288    $ 31,777,992   $ 31,761,000     $ (16,992)
U.S. Treasury Notes 5 Year Futures. 3/21/2005     153      16,749,244     16,758,281         9,037
U.S. Treasury Notes 2 Year Futures. 3/31/2005     211      44,236,365     44,224,281       (12,084)

FUTURES CONTRACTS SHORT
-----------------------
U.S. Treasury Notes 10 Year Futures 3/21/2005    (477)    (53,265,178)   (53,394,188)     (129,010)
                                                                                         ---------
Net Unrealized Depreciation...........................................................   $(149,049)
                                                                                         =========

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-131

METROPOLITAN SERIES FUND, INC.

 BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

    ASSETS
      Investments at value.....................              $2,152,638,356
      Cash.....................................                      61,425
      Collateral for securities loaned.........                 193,270,536
      Receivable for:
       Securities sold.........................                  37,354,721
       Fund shares sold........................                     224,046
       Futures variation margin................                      47,457
       Dividends and interest..................                   7,942,500
       Foreign taxes...........................                      37,809
                                                             --------------
        Total Assets...........................               2,391,576,850
    LIABILITIES
      Payable for:
       Fund shares redeemed.................... $    411,255
       Securities purchased....................  216,148,295
       Withholding taxes.......................       18,215
       Return of collateral for securities
        loaned.................................  193,270,536
      Accrued expenses:
       Management fees.........................      731,944
       Service and distribution fees...........       14,788
       Other expenses..........................      150,062
                                                ------------
        Total Liabilities......................                 410,745,095
                                                             --------------
    NET ASSETS.................................              $1,980,831,755
                                                             ==============
      Net assets consist of:
       Capital paid in.........................              $2,014,157,898
       Undistributed net investment income.....                  30,147,177
       Accumulated net realized gains
        (losses)...............................                (256,747,815)
       Unrealized appreciation (depreciation)
        on investments and futures
        contracts..............................                 193,274,495
                                                             --------------
    NET ASSETS.................................              $1,980,831,755
                                                             ==============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per
     share ($1,875,195,974 divided by
     116,428,477 shares outstanding)...........              $        16.11
                                                             ==============
    CLASS B
    Net asset value and redemption price per
     share ($20,413,207 divided by
     1,273,764 shares outstanding).............              $        16.03
                                                             ==============
    CLASS E
    Net asset value and redemption price per
     share ($85,222,574 divided by
     5,303,640 shares outstanding).............              $        16.07
                                                             ==============
    Identified cost of investments.............              $1,959,214,812
                                                             ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

    INVESTMENT INCOME
      Dividends...............................               $ 19,505,324(a)
      Interest................................                 28,719,316(b)
                                                             ------------
                                                               48,224,640
    EXPENSES
      Management fees......................... $  8,551,135
      Service and distribution fees--Class B..       15,698
      Service and distribution fees--Class E..      113,467
      Directors' fees and expenses............       23,099
      Custodian...............................      399,722
      Audit and tax services..................       21,371
      Legal...................................       47,491
      Printing................................      567,315
      Insurance...............................       47,020
      Miscellaneous...........................        9,662
                                               ------------
      Total expenses before reductions........    9,795,980
      Expense reductions......................     (220,330)    9,575,650
                                               ------------  ------------
    NET INVESTMENT INCOME.....................                 38,648,990
                                                             ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  148,768,408
      Options--net............................      (12,744)
      Foreign currency transactions--net......     (104,642)
      Futures contracts--net..................   (1,412,254)  147,238,768
                                               ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................  (28,411,295)
      Futures contracts--net..................     (162,820)  (28,574,115)
                                               ------------  ------------
    Net gain (loss)...........................                118,664,653
                                                             ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $157,313,643
                                                             ============

(a)Net of foreign taxes of $188,299.
(b)Includes income on securities loaned of $156,207.

                See accompanying notes to financial statements.

                                    MSF-132

METROPOLITAN SERIES FUND, INC.

 BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)

STATEMENT OF CHANGES IN NET ASSETS


                                                                       YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   38,648,990  $   36,167,834
  Net realized gain.................................................    147,238,768       6,663,843
  Unrealized appreciation (depreciation)............................    (28,574,115)    298,364,509
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    157,313,643     341,196,186
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (35,761,675)    (66,525,086)
    Class E.........................................................     (1,368,237)       (676,434)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (37,129,912)    (67,201,520)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   (114,027,761)        278,445
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................      6,155,970     274,273,111

NET ASSETS
  Beginning of the period...........................................  1,974,675,785   1,700,402,674
                                                                     --------------  --------------
  End of the period................................................. $1,980,831,755  $1,974,675,785
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   30,147,177  $   25,047,232
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                  YEAR ENDED
                                                                    DECEMBER 31, 2004           DECEMBER 31, 2003
                                                               --------------------------  --------------------------
                                                                  SHARES          $           SHARES          $
                                                               -----------  -------------  -----------  -------------
CLASS A
  Sales.......................................................   2,056,939  $  31,322,434    2,292,007  $  32,056,511
  Share issued through acquisition............................           0              0    5,044,622     65,515,637
  Reinvestments...............................................   2,369,892     35,761,675    5,141,042     66,525,086
  Redemptions................................................. (15,018,684)  (228,103,744) (14,637,404)  (200,037,582)
                                                               -----------  -------------  -----------  -------------
  Net increase (decrease)..................................... (10,591,853) $(161,019,635)  (2,159,733) $ (35,940,348)
                                                               ===========  =============  ===========  =============
CLASS B
  Sales.......................................................   1,331,985  $  20,049,295            0  $           0
  Redemptions.................................................     (58,221)      (873,431)           0              0
                                                               -----------  -------------  -----------  -------------
  Net increase (decrease).....................................   1,273,764  $  19,175,864            0  $           0
                                                               ===========  =============  ===========  =============
CLASS E
  Sales.......................................................   2,847,828  $  43,310,350    2,879,558  $  40,159,703
  Reinvestments...............................................      90,792      1,368,237       52,315        676,434
  Redemptions.................................................  (1,117,488)   (16,862,577)    (329,053)    (4,617,344)
                                                               -----------  -------------  -----------  -------------
  Net increase (decrease).....................................   1,821,132  $  27,816,010    2,602,820  $  36,218,793
                                                               ===========  =============  ===========  =============
  Increase (decrease) derived from capital share transactions.  (7,496,957) $(114,027,761)     443,087  $     278,445
                                                               ===========  =============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-133

METROPOLITAN SERIES FUND, INC.

 BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)

FINANCIAL HIGHLIGHTS


                                                                                                            CLASS A
                                                                                  -----------------------------------------------
                                                                                                    YEAR ENDED DECEMBER 31,
                                                                                  -----------------------------------------------
                                                                                     2004        2003        2002        2001
                                                                                  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD............................................. $    15.13  $    13.07  $    15.51  $    18.38
                                                                                  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................................................       0.32        0.30        0.42        0.49
  Net realized and unrealized gain (loss) on investments.........................       0.95        2.30       (2.53)      (1.62)
                                                                                  ----------  ----------  ----------  ----------
  Total from investment operations...............................................       1.27        2.60       (2.11)      (1.13)
                                                                                  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS
  Distributions from net investment income.......................................      (0.29)      (0.54)      (0.33)      (0.78)
  Distributions from net realized capital gains..................................       0.00        0.00        0.00       (0.96)
                                                                                  ----------  ----------  ----------  ----------
  Total distributions............................................................      (0.29)      (0.54)      (0.33)      (1.74)
                                                                                  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD................................................... $    16.11  $    15.13  $    13.07  $    15.51
                                                                                  ==========  ==========  ==========  ==========
TOTAL RETURN (%).................................................................        8.5        20.6       (13.9)       (6.3)
Ratio of operating expenses to average net assets before expense reductions (%)..       0.50        0.51        0.49        0.49
Ratio of operating expenses to average net assets after expense reductions(%) (d)       0.49        0.50        0.48        0.47
Ratio of net investment income to average net assets (%).........................       1.99        2.00        2.68        2.73
Portfolio turnover rate (%)......................................................        232         211         112         131
Net assets, end of period (000).................................................. $1,875,196  $1,922,067  $1,688,913  $2,345,064

                                                                                  -----------

                                                                                  -----------
                                                                                     2000
                                                                                  ----------
NET ASSET VALUE, BEGINNING OF PERIOD............................................. $    18.27
                                                                                  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................................................       0.62
  Net realized and unrealized gain (loss) on investments.........................      (0.43)
                                                                                  ----------
  Total from investment operations...............................................       0.19
                                                                                  ----------
LESS DISTRIBUTIONS
  Distributions from net investment income.......................................       0.00
  Distributions from net realized capital gains..................................      (0.08)
                                                                                  ----------
  Total distributions............................................................      (0.08)
                                                                                  ----------
NET ASSET VALUE, END OF PERIOD................................................... $    18.38
                                                                                  ==========
TOTAL RETURN (%).................................................................        1.0
Ratio of operating expenses to average net assets before expense reductions (%)..       0.46
Ratio of operating expenses to average net assets after expense reductions(%) (d)       0.46
Ratio of net investment income to average net assets (%).........................       3.26
Portfolio turnover rate (%)......................................................        131
Net assets, end of period (000).................................................. $2,756,922

                                                                                       CLASS B                       CLASS E
                                                                                  ----------------- --------------------------
                                                                                  APRIL 26, 2004(A)         YEAR ENDED
                                                                                       THROUGH             DECEMBER 31,
                                                                                    DECEMBER 31,    -------------------------
                                                                                        2004          2004     2003     2002
                                                                                  ----------------- -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................      $ 14.97      $ 15.11  $ 13.06  $ 15.51
                                                                                       -------      -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................................................         0.11         0.29     0.41     0.40
  Net realized and unrealized gain (loss) on investments.........................         0.95         0.94     2.17    (2.52)
                                                                                       -------      -------  -------  -------
  Total from investment operations...............................................         1.06         1.23     2.58    (2.12)
                                                                                       -------      -------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income.......................................         0.00        (0.27)   (0.53)   (0.33)
  Distributions from net realized capital gains..................................         0.00         0.00     0.00     0.00
                                                                                       -------      -------  -------  -------
  Total distributions............................................................         0.00        (0.27)   (0.53)   (0.33)
                                                                                       -------      -------  -------  -------
NET ASSET VALUE, END OF PERIOD...................................................      $ 16.03      $ 16.07  $ 15.11  $ 13.06
                                                                                       =======      =======  =======  =======
TOTAL RETURN (%).................................................................          7.1(b)       8.3     20.4    (13.9)
Ratio of operating expenses to average net assets before expense reductions (%)..         0.75(c)      0.65     0.66     0.64
Ratio of operating expenses to average net assets after expense reductions(%) (d)         0.74(c)      0.64     0.65     0.63
Ratio of net investment income to average net assets (%).........................         2.27(c)      1.88     1.80     2.53
Portfolio turnover rate (%)......................................................          232          232      211      112
Net assets, end of period (000)..................................................      $20,413      $85,223  $52,609  $11,490

                                                                                  -----------
                                                                                  MAY 1, 2001(A)
                                                                                     THROUGH
                                                                                   DECEMBER 31,
                                                                                       2001
                                                                                  --------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................     $16.18
                                                                                      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................................................       0.01
  Net realized and unrealized gain (loss) on investments.........................      (0.68)
                                                                                      ------
  Total from investment operations...............................................      (0.67)
                                                                                      ------
LESS DISTRIBUTIONS
  Distributions from net investment income.......................................       0.00
  Distributions from net realized capital gains..................................       0.00
                                                                                      ------
  Total distributions............................................................       0.00
                                                                                      ------
NET ASSET VALUE, END OF PERIOD...................................................     $15.51
                                                                                      ======
TOTAL RETURN (%).................................................................       (4.1)(b)
Ratio of operating expenses to average net assets before expense reductions (%)..       0.64 (c)
Ratio of operating expenses to average net assets after expense reductions(%) (d)       0.62 (c)
Ratio of net investment income to average net assets (%).........................       2.58 (c)
Portfolio turnover rate (%)......................................................        131
Net assets, end of period (000)..................................................     $   22

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-134

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--96.1% OF TOTAL NET ASSETS


                                                                 VALUE
         SHARES                                                 (NOTE 1)
        -------------------------------------------------------------------

                    AEROSPACE & DEFENSE--1.6%
          14,400    Northrop Grumman Corp.................... $     782,784
          74,270    United Technologies Corp.................     7,675,804
                                                              -------------
                                                                  8,458,588
                                                              -------------

                    BEVERAGES--2.2%
         128,400    Anheuser-Busch Cos., Inc.................     6,513,732
          97,300    PepsiCo, Inc.............................     5,079,060
                                                              -------------
                                                                 11,592,792
                                                              -------------

                    BIOTECHNOLOGY--2.5%
         125,100    Amgen, Inc. (b)..........................     8,025,165
         130,400    Applera Corp.--Applied Biosystems Group..     2,726,664
           7,200    Biogen Idec, Inc. (b)....................       479,592
          22,800    Imclone Systems, Inc. (b)................     1,050,624
          63,100    Millennium Pharmaceuticals, Inc. (b).....       764,772
                                                              -------------
                                                                 13,046,817
                                                              -------------

                    BUILDING PRODUCTS--0.7%
          90,000    American Standard Cos., Inc. (b).........     3,718,800
                                                              -------------

                    CAPITAL MARKETS--0.4%
          18,500    The Goldman Sachs Group, Inc.............     1,924,740
                                                              -------------

                    CHEMICALS--1.6%
          36,900    Air Products & Chemicals, Inc............     2,139,093
          67,100    E. I. du Pont de Nemours & Co............     3,291,255
          58,000    The Dow Chemical Co......................     2,871,580
                                                              -------------
                                                                  8,301,928
                                                              -------------

                    COMMERCIAL BANKS--1.9%
         158,800    Wells Fargo & Co.........................     9,869,420
                                                              -------------

                    COMMERCIAL SERVICES & SUPPLIES--0.3%
          43,200    Allied Waste Industries, Inc. (b)........       400,896
          35,100    Monster Worldwide, Inc. (b)..............     1,180,764
                                                              -------------
                                                                  1,581,660
                                                              -------------

                    COMMUNICATIONS EQUIPMENT--2.7%
         352,670    Cisco Systems, Inc. (b)..................     6,806,531
          85,700    Corning, Inc. (b)........................     1,008,689
         299,500    JDS Uniphase Corp. (b)...................       949,415
          36,800    Polycom, Inc. (b)........................       858,176
         105,800    QUALCOMM, Inc............................     4,485,920
                                                              -------------
                                                                 14,108,731
                                                              -------------

                    COMPUTERS & PERIPHERALS--1.9%
          16,500    Apple Computer, Inc. (b).................     1,062,600
          26,000    International Business Machines Corp.....     2,563,080
          16,600    Lexmark International, Inc. (Class A) (b)     1,411,000
         109,200    Seagate Technology (b)...................     1,885,884
         599,100    Sun Microsystems, Inc. (b)...............     3,223,158
                                                              -------------
                                                                 10,145,722
                                                              -------------

                    CONSTRUCTION & ENGINEERING--1.0%
          99,800    Fluor Corp...............................     5,440,098
                                                              -------------

                                                               VALUE
       SHARES                                                 (NOTE 1)
      -------------------------------------------------------------------

               CONSUMER FINANCE--2.3%
        42,600 AmeriCredit Corp. (b)....................... $   1,041,570
       205,000 SLM Corp....................................    10,944,950
                                                            -------------
                                                               11,986,520
                                                            -------------

               DIVERSIFIED FINANCIAL SERVICES--2.2%
       302,172 JPMorgan Chase & Co.........................    11,787,730
                                                            -------------

               DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
        53,800 Qwest Communications International, Inc. (b)       238,872
        52,077 SBC Communications, Inc.....................     1,342,024
       510,650 Sprint Corp.................................    12,689,653
        69,438 Verizon Communications, Inc.................     2,812,933
                                                            -------------
                                                               17,083,482
                                                            -------------

               ELECTRICAL EQUIPMENT--0.6%
        34,400 Cooper Industries, Ltd. (Class A)...........     2,335,416
        13,000 Emerson Electric Co.........................       911,300
                                                            -------------
                                                                3,246,716
                                                            -------------

               ELECTRONIC EQUIPMENT & INSTRUMENTS--2.0%
       172,900 Agilent Technologies, Inc. (b)..............     4,166,890
        87,400 Avnet, Inc. (b).............................     1,594,176
       117,600 Flextronics International, Ltd. (b).........     1,625,232
       111,600 Jabil Circuit, Inc. (b).....................     2,854,728
                                                            -------------
                                                               10,241,026
                                                            -------------

               ENERGY EQUIPMENT & SERVICES--3.2%
        54,500 Baker Hughes, Inc...........................     2,325,515
        21,300 BJ Services Co..............................       991,302
       103,300 Schlumberger, Ltd...........................     6,915,935
        77,100 Transocean, Inc. (b)........................     3,268,269
        64,800 Weatherford International, Ltd. (b).........     3,324,240
                                                            -------------
                                                               16,825,261
                                                            -------------

               FOOD & STAPLES RETAILING--1.7%
       118,200 Costco Wholesale Corp.......................     5,722,062
        78,000 Sysco Corp..................................     2,977,260
                                                            -------------
                                                                8,699,322
                                                            -------------

               FOOD PRODUCTS--2.1%
       110,700 Campbell Soup Co............................     3,308,823
       107,100 Kraft Foods, Inc. (Class A).................     3,813,831
        57,400 Unilever NV.................................     3,829,154
                                                            -------------
                                                               10,951,808
                                                            -------------

               GAS UTILITIES--0.4%
        47,860 Kinder Morgan Management, L.L.C. (b)........     1,947,902
                                                            -------------

               HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
        38,600 Becton, Dickinson & Co......................     2,192,480
        69,600 Boston Scientific Corp. (b).................     2,474,280
        78,272 Guidant Corp................................     5,643,411
        29,300 Medtronic, Inc..............................     1,455,331
                                                            -------------
                                                               11,765,502
                                                            -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-135

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
     SHARES                                                     (NOTE 1)
    -----------------------------------------------------------------------

             HEALTH CARE PROVIDERS & SERVICES--2.8%
      24,900 DaVita, Inc. (b)................................ $     984,297
     151,600 Lincare Holdings, Inc. (b)......................     6,465,740
      43,500 Medco Health Solutions, Inc. (b)................     1,809,600
      96,700 Tenet Healthcare Corp. (b)......................     1,061,766
      22,300 Triad Hospitals, Inc. (b).......................       829,783
      29,500 WellPoint, Inc. (b).............................     3,392,500
                                                              -------------
                                                                 14,543,686
                                                              -------------

             HOTELS, RESTAURANTS & LEISURE--1.1%
      78,500 Carnival Corp...................................     4,523,955
      11,700 Las Vegas Sands Corp. (b).......................       561,600
      23,600 McDonald's Corp.................................       756,616
                                                              -------------
                                                                  5,842,171
                                                              -------------

             HOUSEHOLD PRODUCTS--0.9%
      20,700 Kimberly-Clark Corp.............................     1,362,267
      65,100 The Procter & Gamble Co.........................     3,585,708
                                                              -------------
                                                                  4,947,975
                                                              -------------

             IT SERVICES--2.1%
     112,200 Affiliated Computer Services, Inc. (Class A) (b)     6,753,318
      72,900 Automatic Data Processing, Inc..................     3,233,115
      29,100 Checkfree Corp. (b).............................     1,108,128
                                                              -------------
                                                                 11,094,561
                                                              -------------

             INDUSTRIAL CONGLOMERATES--2.9%
     361,700 General Electric Co.............................    13,202,050
      13,000 Siemens AG (ADR)................................     1,100,710
      29,000 Tyco International, Ltd.........................     1,036,460
                                                              -------------
                                                                 15,339,220
                                                              -------------

             INSURANCE--3.3%
      67,500 American International Group, Inc...............     4,432,725
          68 Berkshire Hathaway, Inc. (Class A) (b)..........     5,977,200
      10,000 Everest Re Group, Ltd...........................       895,600
      19,800 Hartford Financial Services Group, Inc..........     1,372,338
      25,000 The Chubb Corp..................................     1,922,500
      34,700 XL Capital, Ltd. (Class A)......................     2,694,455
                                                              -------------
                                                                 17,294,818
                                                              -------------

             INTERNET & CATALOG RETAIL--1.8%
      31,600 Amazon.com, Inc. (b)............................     1,399,564
      40,600 eBay, Inc. (b)..................................     4,720,968
     126,800 IAC/InterActiveCorp. (b)........................     3,502,216
                                                              -------------
                                                                  9,622,748
                                                              -------------

             INTERNET SOFTWARE & SERVICES--0.4%
       4,600 Google, Inc. (Class A) (b)......................       888,260
      37,600 VeriSign, Inc. (b)..............................     1,260,352
                                                              -------------
                                                                  2,148,612
                                                              -------------

             LEISURE EQUIPMENT & PRODUCTS--0.2%
      66,100 Mattel, Inc.....................................     1,288,289
                                                              -------------

                                                              VALUE
        SHARES                                               (NOTE 1)
       -----------------------------------------------------------------

                MACHINERY--1.1%
         28,200 Illinois Tool Works, Inc.................. $   2,613,576
         36,800 Ingersoll-Rand Co., Ltd. (Class A)........     2,955,040
                                                           -------------
                                                               5,568,616
                                                           -------------

                MEDIA--3.7%
         83,732 Cablevision Systems Corp. (Class A) (b)...     2,084,927
         33,400 Comcast Corp. (Class A) (b)...............     1,111,552
         17,100 Knight-Ridder, Inc........................     1,144,674
         11,400 Omnicom Group, Inc........................       961,248
        137,384 The DIRECTV Group, Inc. (b)...............     2,299,808
          9,900 The Walt Disney Co........................       275,220
        402,800 Time Warner, Inc. (b).....................     7,830,432
         99,500 Viacom, Inc. (Class B)....................     3,620,805
                                                           -------------
                                                              19,328,666
                                                           -------------

                METALS & MINING--0.6%
        107,116 Alcoa, Inc................................     3,365,585
                                                           -------------

                MULTI-UTILITIES--1.7%
        186,200 Duke Energy Co............................     4,716,446
         26,100 Equitable Resources, Inc..................     1,583,226
        188,600 The AES Corp. (b).........................     2,578,162
                                                           -------------
                                                               8,877,834
                                                           -------------

                MULTILINE RETAIL--0.9%
         90,500 Dollar Tree Stores, Inc. (b)..............     2,595,540
         38,400 Target Corp...............................     1,994,112
                                                           -------------
                                                               4,589,652
                                                           -------------

                OIL & GAS--5.9%
        200,500 Exxon Mobil Corp..........................    10,277,630
         20,566 Kinder Morgan, Inc........................     1,503,992
        155,600 Royal Dutch Petroleum Co..................     8,928,328
         42,700 Shell Transport & Trading Co., Plc (ADR)..     2,194,780
         77,400 The Williams Cos., Inc....................     1,260,846
        150,400 Unocal Corp...............................     6,503,296
                                                           -------------
                                                              30,668,872
                                                           -------------

                PAPER & FOREST PRODUCTS--0.4%
         51,900 International Paper Co....................     2,179,800
                                                           -------------

                PERSONAL PRODUCTS--0.5%
         48,400 Avon Products, Inc........................     1,873,080
         18,700 The Estee Lauder Cos., Inc. (Class A).....       855,899
                                                           -------------
                                                               2,728,979
                                                           -------------

                PHARMACEUTICALS--9.7%
        115,500 Allergan, Inc.............................     9,363,585
        396,900 AstraZeneca, Plc. (ADR)...................    14,443,191
         27,400 Elan Corp., Plc. (ADR) (b)................       746,650
        130,500 Eli Lilly & Co............................     7,405,875
        299,200 Forest Laboratories, Inc. (b).............    13,422,112
         80,400 Pfizer, Inc...............................     2,161,956
        109,000 Teva Pharmaceutical Industries, Ltd. (ADR)     3,254,740
                                                           -------------
                                                              50,798,109
                                                           -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-136

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                            VALUE
          SHARES                                           (NOTE 1)
         -------------------------------------------------------------

                  REAL ESTATE--0.2%
           26,180 General Growth Properties, Inc. (REIT) $     946,669
                                                         -------------

                  ROAD & RAIL--0.3%
           21,800 Union Pacific Corp....................     1,466,050
                                                         -------------

                  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--7.0%
           70,000 Advanced Micro Devices, Inc. (b)......     1,541,400
          139,200 Altera Corp. (b)......................     2,881,440
          552,500 Applied Materials, Inc. (b)...........     9,447,750
          314,400 Applied Micro Circuits Corp. (b)......     1,323,624
           53,100 ASML Holding NV (b)...................       844,821
           60,500 Credence Systems Corp. (b)............       553,575
          137,400 Intel Corp............................     3,213,786
          150,100 KLA-Tencor Corp. (b)..................     6,991,658
           33,700 Lam Research Corp. (b)................       974,267
           28,900 Linear Technology Corp................     1,120,164
          101,500 Micron Technology, Inc. (b)...........     1,253,525
           38,700 Novellus Systems, Inc. (b)............     1,079,343
          135,400 PMC-Sierra, Inc. (b)..................     1,523,250
          140,300 Teradyne, Inc. (b)....................     2,394,921
           61,000 Xilinx, Inc...........................     1,808,650
                                                         -------------
                                                            36,952,174
                                                         -------------

                  SOFTWARE--2.0%
           54,100 Cadence Design Systems, Inc. (b)......       747,121
          309,400 Microsoft Corp........................     8,264,074
           31,700 SAP AG (ADR)..........................     1,401,457
                                                         -------------
                                                            10,412,652
                                                         -------------

                  SPECIALTY RETAIL--3.0%
           55,200 AutoNation, Inc. (b)..................     1,060,392
          160,100 Lowe's Cos., Inc......................     9,220,159
           36,400 Officemax, Inc........................     1,142,232
           58,900 RadioShack Corp.......................     1,936,632
           66,500 Williams-Sonoma, Inc. (b).............     2,330,160
                                                         -------------
                                                            15,689,575
                                                         -------------

                  THRIFTS & MORTGAGE FINANCE--5.4%
           74,000 Federal Home Loan Mortgage Corp.......     5,453,800
           93,200 Federal National Mortgage Association.     6,636,772
           24,000 Golden West Financial Corp............     1,474,080
           53,000 The PMI Group, Inc....................     2,212,750
          299,100 Washington Mutual, Inc................    12,645,948
                                                         -------------
                                                            28,423,350
                                                         -------------

                  TOBACCO--1.3%
          108,500 Altria Group, Inc.....................     6,629,350
                                                         -------------

                  WIRELESS TELECOMMUNICATION SERVICES--0.1%
           24,600 American Tower Corp. (Class A) (b)....       452,640
                                                         -------------
                  Total Common Stocks
                   (Identified Cost $435,058,566).......   503,925,218
                                                         -------------

    SHORT TERM INVESTMENTS--4.4%
       FACE                                                      VALUE
      AMOUNT                                                    (NOTE 1)
    -----------------------------------------------------------------------

                REPURCHASE AGREEMENT--4.4%
    $22,944,000 State Street Corp. Repurchase Agreement dated
                 12/31/04 at 0.900% to be repurchased at
                 $22,945,721 on 01/03/05, collateralized
                 by $19,520,000 U.S. Treasury Bond
                 6.250% due 05/15/30 with a value of
                 $23,408,228................................. $ 22,944,000
                                                              ------------
                Total Short Term Investments
                 (Identified Cost $22,944,000)...............   22,944,000
                                                              ------------
                Total Investments--100.5%
                 (Identified Cost $458,002,566) (a)..........  526,869,218
                Other assets less liabilities................   (2,490,853)
                                                              ------------
                TOTAL NET ASSETS--100%....................... $524,378,365
                                                              ============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-137

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

      ASSETS
        Investments at value.....................            $526,869,218
        Cash.....................................                       3
        Receivable for:
         Fund shares sold........................                  66,551
         Dividends and interest..................                 392,967
                                                             ------------
          Total Assets...........................             527,328,739
      LIABILITIES
        Payable for:
         Fund shares redeemed.................... $  257,095
         Securities purchased....................  2,317,484
        Accrued expenses:
         Management fees.........................    294,060
         Service and distribution fees...........     14,125
         Deferred directors fees.................      4,260
         Other expenses..........................     63,350
                                                  ----------
          Total Liabilities......................               2,950,374
                                                             ------------
      NET ASSETS.................................            $524,378,365
                                                             ============
        Net assets consist of:
         Capital paid in.........................            $486,417,162
         Undistributed net investment income.....                  82,982
         Accumulated net realized gains
          (losses)...............................             (30,988,431)
         Unrealized appreciation (depreciation)
          on investments and foreign currency....              68,866,652
                                                             ------------
      NET ASSETS.................................            $524,378,365
                                                             ============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per
       share ($455,938,012 divided by
       39,110,060 shares outstanding)............            $      11.66
                                                             ============
      CLASS B
      Net asset value and redemption price per
       share ($68,440,353 divided by
       5,887,192 shares outstanding).............            $      11.63
                                                             ============
      Identified cost of investments.............            $458,002,566
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

     INVESTMENT INCOME
       Dividends...............................              $ 5,869,528(a)
       Interest................................                  113,428
                                                             -----------
                                                               5,982,956
     EXPENSES
       Management fees......................... $ 2,664,106
       Service and distribution fees--Class B..     107,206
       Directors' fees and expenses............      23,589
       Custodian...............................     102,428
       Audit and tax services..................      21,371
       Legal...................................       9,641
       Printing................................     113,946
       Insurance...............................       7,938
       Miscellaneous...........................       3,682
                                                -----------
       Total expenses before reductions........   3,053,907
       Expense reductions......................     (25,254)   3,028,653
                                                -----------  -----------
     NET INVESTMENT INCOME.....................                2,954,303
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  24,263,509
       Foreign currency transactions--net......         103   24,263,612
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................               23,824,721
                                                             -----------
     Net gain (loss)...........................               48,088,333
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $51,042,636
                                                             ===========

(a)Net of foreign taxes of $102,669.

                See accompanying notes to financial statements.

                                    MSF-138

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  2,954,303  $  2,115,586
  Net realized gain (loss)..........................................   24,263,612   (13,613,278)
  Unrealized appreciation (depreciation)............................   23,824,721   119,543,671
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   51,042,636   108,045,979
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (4,475,104)   (1,896,107)
    Class B.........................................................     (466,474)      (74,383)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (4,941,578)   (1,970,490)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   97,990,337   (44,022,878)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  144,091,395    62,052,611

NET ASSETS
  Beginning of the period...........................................  380,286,970   318,234,359
                                                                     ------------  ------------
  End of the period................................................. $524,378,365  $380,286,970
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $     82,982  $  2,100,184
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2004         DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  1,218,348  $ 13,152,515     822,257  $  7,885,033
  Shares issued through acquisition...........................  9,612,487    97,837,967
  Reinvestments...............................................    403,072     4,475,104     230,390     1,896,107
  Redemptions................................................. (4,669,341)  (51,561,002) (7,611,822)  (67,226,930)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  6,564,566  $ 63,904,584  (6,559,175) $(57,445,790)
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  2,953,353  $ 32,254,619   1,824,183  $ 16,950,456
  Shares issued through acquisition...........................    941,307     8,812,008           0             0
  Reinvestments...............................................     42,116       466,474       9,060        74,383
  Redemptions.................................................   (686,519)   (7,447,348)   (356,241)   (3,601,927)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  3,250,257  $ 34,085,753   1,477,002  $ 13,422,912
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  9,814,823  $ 97,990,337  (5,082,173) $(44,022,878)
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-139

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS


                                                                                                 CLASS A
                                                                                   -------------------------------
                                                                                       YEAR ENDED      MAY 1, 2002(A)
                                                                                      DECEMBER 31,        THROUGH
                                                                                   ------------------   DECEMBER 31,
                                                                                     2004      2003         2002
                                                                                   --------  --------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $  10.81  $   7.90     $  10.00
                                                                                   --------  --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     0.09      0.07         0.05
  Net realized and unrealized gain (loss) on investments..........................     0.91      2.89        (2.15)
                                                                                   --------  --------     --------
  Total from investment operations................................................     1.00      2.96        (2.10)
                                                                                   --------  --------     --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (0.15)    (0.05)        0.00
                                                                                   --------  --------     --------
  Total Distributions.............................................................    (0.15)    (0.05)        0.00
                                                                                   --------  --------     --------
NET ASSET VALUE, END OF PERIOD.................................................... $  11.66  $  10.81     $   7.90
                                                                                   ========  ========     ========
TOTAL RETURN (%)..................................................................      9.3      37.7        (21.0)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.75      0.76         0.74 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.74      0.74         0.60 (c)
Ratio of net investment income to average net assets (%)..........................     0.77      0.65         0.88 (c)
Portfolio turnover rate (%).......................................................       45        27           30 (c)
Net assets, end of period (000)................................................... $455,938  $351,867     $309,078

                                                                                               CLASS B
                                                                                   ----------------------------
                                                                                      YEAR ENDED     MAY 1, 2002(A)
                                                                                     DECEMBER 31,       THROUGH
                                                                                   ----------------   DECEMBER 31,
                                                                                     2004     2003        2002
                                                                                   -------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $ 10.78  $  7.89      $10.00
                                                                                   -------  -------      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................    0.07     0.04        0.02
  Net realized and unrealized gain (loss) on investments..........................    0.90     2.90       (2.13)
                                                                                   -------  -------      ------
  Total from investment operations................................................    0.97     2.94       (2.11)
                                                                                   -------  -------      ------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................   (0.12)   (0.05)       0.00
                                                                                   -------  -------      ------
  Total Distributions.............................................................   (0.12)   (0.05)       0.00
                                                                                   -------  -------      ------
NET ASSET VALUE, END OF PERIOD.................................................... $ 11.63  $ 10.78      $ 7.89
                                                                                   =======  =======      ======
TOTAL RETURN (%)..................................................................     9.0     37.4       (21.1)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...    1.00     1.01        0.99 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)    0.99     0.99        0.85 (c)
Ratio of net investment income to average net assets (%)..........................    0.56     0.39        0.63 (c)
Portfolio turnover rate (%).......................................................      45       27          30 (c)
Net assets, end of period (000)................................................... $68,440  $28,420      $9,157

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-140

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--92.4% OF TOTAL NET ASSETS

                                                              VALUE
       SHARES                                                (NOTE 1)
      -------------------------------------------------------------------

                AIR FREIGHT & LOGISTICS--0.8%
        251,400 United Parcel Service, Inc. (Class B).... $    21,484,644
                                                          ---------------

                BEVERAGES--2.2%
        667,800 Diageo, Plc. (ADR) (c)...................      38,652,264
        684,590 Heineken Holding (Class A) (c), (EUR)....      20,615,693
                                                          ---------------
                                                               59,267,957
                                                          ---------------

                CAPITAL MARKETS--1.1%
        375,210 Morgan Stanley...........................      20,831,659
        198,000 State Street Corp........................       9,725,760
                                                          ---------------
                                                               30,557,419
                                                          ---------------

                COMMERCIAL BANKS--9.0%
        590,501 Fifth Third Bancorp (c)..................      27,918,887
      5,292,022 HSBC Holdings, Plc., (GBP)...............      89,060,539
        696,500 Lloyds TSB Group, Plc. (ADR) (c).........      25,624,235
      1,539,500 Wells Fargo & Co.........................      95,679,925
                                                          ---------------
                                                              238,283,586
                                                          ---------------

                COMMERCIAL SERVICES & SUPPLIES--3.1%
        353,900 D&B Corp. (b)............................      21,110,135
        585,600 H&R Block, Inc...........................      28,694,400
        803,500 Iron Mountain, Inc. (b) (c)..............      24,498,715
      3,186,900 Rentokil Initial, Plc., (GBP)............       9,015,340
                                                          ---------------
                                                               83,318,590
                                                          ---------------

                COMMUNICATIONS EQUIPMENT--0.3%
        489,900 Nokia Corp. (ADR)........................       7,676,733
                                                          ---------------

                COMPUTERS & PERIPHERALS--1.7%
        528,900 Lexmark International, Inc. (Class A) (b)      44,956,500
                                                          ---------------

                CONSTRUCTION MATERIALS--1.7%
        397,900 Martin Marietta Materials, Inc. (c)......      21,351,314
        440,300 Vulcan Materials Co......................      24,044,783
                                                          ---------------
                                                               45,396,097
                                                          ---------------

                CONSUMER FINANCE--8.5%
      3,444,300 American Express Co......................     194,155,191
        833,300 Providian Financial Corp. (b)............      13,724,451
        285,770 Takefuji Corp. (c), (JPY)................      19,268,253
                                                          ---------------
                                                              227,147,895
                                                          ---------------

                CONTAINERS & PACKAGING--2.5%
      1,246,400 Sealed Air Corp. (b).....................      66,395,728
                                                          ---------------

                DIVERSIFIED FINANCIAL SERVICES--7.9%
      1,901,473 Citigroup, Inc...........................      91,612,969
      1,862,008 JPMorgan Chase & Co......................      72,636,932
        394,000 Moody's Corp.............................      34,218,900
        257,700 Principal Financial Group, Inc...........      10,550,238
                                                          ---------------
                                                              209,019,039
                                                          ---------------

                ENERGY EQUIPMENT & SERVICES--0.7%
        425,700 Transocean, Inc. (b).....................      18,045,423
                                                          ---------------

                                                             VALUE
         SHARES                                             (NOTE 1)
        ----------------------------------------------------------------

                  FOOD & STAPLES RETAILING--3.2%
        1,769,300 Costco Wholesale Corp................. $    85,651,813
                                                         ---------------

                  FOOD PRODUCTS--1.0%
          484,900 Hershey Foods Corp....................      26,931,346
                                                         ---------------

                  HEALTH CARE PROVIDERS & SERVICES--2.1%
          488,100 Cardinal Health, Inc. (c).............      28,383,015
          658,400 HCA, Inc..............................      26,309,664
                                                         ---------------
                                                              54,692,679
                                                         ---------------

                  HOUSEHOLD DURABLES--0.0%
            7,000 Hunter Douglas NV, (EUR)..............         371,761
                                                         ---------------

                  INDUSTRIAL CONGLOMERATES--4.3%
        3,165,989 Tyco International, Ltd...............     113,152,447
                                                         ---------------

                  INSURANCE--16.8%
        1,764,107 American International Group, Inc.....     115,848,907
          858,500 Aon Corp..............................      20,483,810
            1,071 Berkshire Hathaway, Inc. (Class A) (b)      94,140,900
            1,306 Berkshire Hathaway, Inc. (Class B) (b)       3,834,416
           59,600 Everest Re Group, Ltd.................       5,337,776
          704,800 Loews Corp............................      49,547,440
            7,700 Markel Corp. (b) (c)..................       2,802,800
          829,100 Marsh & McLennan Cos., Inc............      27,277,390
          151,200 Sun Life Financial (c)................       5,071,248
          161,100 The Chubb Corp........................      12,388,590
          934,500 The Progressive Corp..................      79,282,980
          494,356 Transatlantic Holdings, Inc. (c)......      30,566,031
                                                         ---------------
                                                             446,582,288
                                                         ---------------

                  INTERNET SOFTWARE & SERVICES--0.5%
          478,100 IAC/InterActiveCorp. (b) (c)..........      13,205,122
                                                         ---------------

                  MEDIA--4.3%
        1,809,755 Comcast Corp. (Special Class A) (b)...      59,432,354
          163,800 Gannett Co., Inc......................      13,382,460
          429,577 Lagardere S.C.A. (c), (EUR)...........      30,853,187
          175,800 WPP Group, Plc. (ADR) (c).............       9,607,470
                                                         ---------------
                                                             113,275,471
                                                         ---------------

                  OIL & GAS--7.3%
          747,204 ConocoPhillips........................      64,879,723
        1,353,116 Devon Energy Corp.....................      52,663,275
          548,500 EOG Resources, Inc....................      39,140,960
          661,200 Occidental Petroleum Corp.............      38,587,632
                                                         ---------------
                                                             195,271,590
                                                         ---------------

                  PHARMACEUTICALS--1.4%
          450,600 Eli Lilly & Co........................      25,571,550
          233,000 Novartis AG, (CHF)....................      11,693,680
                                                         ---------------
                                                              37,265,230
                                                         ---------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-141

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)

                                                              VALUE
         SHARES                                              (NOTE 1)
        ----------------------------------------------------------------

                  REAL ESTATE--1.5%
           72,400 CenterPoint Properties Trust (REIT) (c) $    3,467,236
        1,027,078 General Growth Properties, Inc. (REIT).     37,139,141
                                                          --------------
                                                              40,606,377
                                                          --------------

                  SOFTWARE--0.9%
          896,500 Microsoft Corp.........................     23,945,515
                                                          --------------

                  SPECIALTY RETAIL--0.8%
          242,800 AutoZone, Inc. (b) (c).................     22,170,068
                                                          --------------

                  THRIFTS & MORTGAGE FINANCE--2.9%
        1,240,800 Golden West Financial Corp.............     76,209,936
                                                          --------------

                  TOBACCO--5.4%
        2,346,400 Altria Group, Inc......................    143,365,040
                                                          --------------

                  WIRELESS TELECOMMUNICATION SERVICES--0.5%
          576,500 SK Telecom, Ltd. (ADR) (c).............     12,827,125
                                                          --------------
                  Total Common Stocks
                   (Identified Cost $1,906,324,172)......  2,457,073,419
                                                          --------------

      SHORT TERM INVESTMENTS--7.8%
         FACE                                                 VALUE
        AMOUNT                                               (NOTE 1)
      -------------------------------------------------------------------

                  COMMERCIAL PAPER--7.8%
      $15,533,000 Altamira Funding, L.L.C. 2.350%, 1/7/05 $   15,526,916
       40,000,000 Federal National Mortgage Association
                   2.240%, 01/03/05......................     39,995,022
       52,270,000 RaboBank USA Financial Corp.
                   2.170%, 01/03/05......................     52,263,699
       50,000,000 San Paolo U.S. Finance Co.
                   2.330%, 01/06/05......................     49,983,819
       49,296,000 UBS Finance, Inc. 2.390%, 01/04/05.....     49,286,182
                                                          --------------
                                                             207,055,638
                                                          --------------
                  Total Short Term Investments
                   (Identified Cost $207,055,638)........    207,055,638
                                                          --------------
                  Total Investments--100.2%
                   (Identified Cost $2,113,379,810) (a)..  2,664,129,057
                  Other assets less liabilities..........     (4,755,541)
                                                          --------------

                  TOTAL NET ASSETS--100%                  $2,659,373,516
                                                          ==============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-142

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

    ASSETS
      Investments at value.....................              $2,664,129,057
      Cash.....................................                         520
      Collateral for securities loaned.........                 112,897,363
      Receivable for:
       Fund shares sold........................                  11,679,264
       Dividends and interest..................                   3,824,123
       Foreign taxes...........................                       1,578
                                                             --------------
        Total Assets...........................               2,792,531,905
    LIABILITIES
      Payable for:
       Fund shares redeemed.................... $ 10,454,694
       Securities purchased....................    7,737,719
       Withholding taxes.......................      128,975
       Return of collateral for securities
        loaned.................................  112,897,363
      Accrued expenses:
       Management fees.........................    1,571,114
       Service and distribution fees...........      173,016
       Deferred directors fees.................       39,045
       Other expenses..........................      156,463
                                                ------------
        Total Liabilities......................                 133,158,389
                                                             --------------
    NET ASSETS.................................              $2,659,373,516
                                                             ==============
      Net assets consist of:
       Capital paid in.........................              $2,208,139,914
       Undistributed net investment income.....                  18,679,455
       Accumulated net realized gains
        (losses)...............................                (118,194,921)
       Unrealized appreciation (depreciation)
        on investments and foreign currency....                 550,749,068
                                                             --------------
    NET ASSETS.................................              $2,659,373,516
                                                             ==============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per
     share ($1,413,952,743 divided by
     50,092,402 shares outstanding)............              $        28.23
                                                             ==============
    CLASS B
    Net asset value and redemption price per
     share ($56,301,462 divided by
     2,005,932 shares outstanding).............              $        28.07
                                                             ==============
    CLASS E
    Net asset value and redemption price per
     share ($1,189,119,311 divided by
     42,331,859 shares outstanding)............              $        28.09
                                                             ==============
    Identified cost of investments.............              $2,113,379,810
                                                             ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

    INVESTMENT INCOME
      Dividends...............................               $ 34,448,334(a)
      Interest................................                  1,927,980(b)
                                                             ------------
                                                               36,376,314
    EXPENSES
      Management fees......................... $ 14,953,170
      Service and distribution fees--Class B..       37,198
      Service and distribution fees--Class E..    1,732,373
      Directors' fees and expenses............       27,556
      Custodian...............................      330,210
      Audit and tax services..................       21,371
      Legal...................................       53,294
      Printing................................      620,999
      Insurance...............................       35,934
      Miscellaneous...........................        4,861
                                               ------------
      Total expenses before reductions........   17,816,966
      Expense reductions......................     (147,413)   17,669,553
                                               ------------  ------------
    NET INVESTMENT INCOME.....................                 18,706,761
                                                             ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  (11,015,828)
      Foreign currency transactions--net......     (165,501)  (11,181,329)
                                               ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................  253,601,920
      Foreign currency transactions--net......         (377)  253,601,543
                                               ------------  ------------
    Net gain (loss)...........................                242,420,214
                                                             ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $261,126,975
                                                             ============

(a)Net of foreign taxes of $837,283.
(b)Income on securities loaned of $166,724.

                See accompanying notes to financial statements.

                                    MSF-143

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   18,706,761  $   10,290,936
  Net realized gain (loss)..........................................    (11,181,329)    (25,702,377)
  Unrealized appreciation (depreciation)............................    253,601,543     348,931,760
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    261,126,975     333,520,319
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (5,085,804)     (2,753,339)
    Class B.........................................................         (4,793)           (164)
    Class E.........................................................     (5,090,726)     (1,148,836)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (10,181,323)     (3,902,339)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    809,322,577     370,554,109
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  1,060,268,229     700,172,089

NET ASSETS
  Beginning of the period...........................................  1,599,105,287     898,933,198
                                                                     --------------  --------------
  End of the period................................................. $2,659,373,516  $1,599,105,287
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   18,679,455  $   10,324,753
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                  YEAR ENDED
                                                                    DECEMBER 31, 2004          DECEMBER 31, 2003
                                                               --------------------------  -------------------------
                                                                  SHARES          $          SHARES          $
                                                               -----------  -------------  ----------  -------------
CLASS A
  Sales.......................................................  23,804,408  $ 650,651,338   6,812,909  $ 144,673,559
  Reinvestments...............................................     193,745      5,085,804     141,633      2,753,339
  Redemptions.................................................  (7,321,122)  (191,979,808) (8,392,834)  (176,686,666)
                                                               -----------  -------------  ----------  -------------
  Net increase (decrease).....................................  16,677,031  $ 463,757,334  (1,438,292) $ (29,259,768)
                                                               ===========  =============  ==========  =============
CLASS B
  Sales.......................................................   2,052,930  $  54,140,216      23,194  $     524,018
  Reinvestments...............................................         183          4,793           8            164
  Redemptions.................................................     (68,895)    (1,799,621)     (1,562)       (35,456)
                                                               -----------  -------------  ----------  -------------
  Net increase (decrease).....................................   1,984,218     52,345,388      21,640  $     488,726
                                                               ===========  =============  ==========  =============
CLASS E
  Sales.......................................................  30,453,065  $ 784,767,765  21,527,718  $ 465,492,205
  Reinvestments...............................................     194,674      5,090,726      59,249      1,148,836
  Redemptions................................................. (18,265,685)  (496,638,636) (3,183,283)   (67,315,890)
                                                               -----------  -------------  ----------  -------------
  Net increase (decrease).....................................  12,382,054  $ 293,219,855  18,403,684  $ 399,325,151
                                                               ===========  =============  ==========  =============
  Increase (decrease) derived from capital share transactions.  31,043,303  $ 809,322,577  16,987,032  $ 370,554,109
                                                               ===========  =============  ==========  =============

                See accompanying notes to financial statements.

                                    MSF-144

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS


                                                                                                        CLASS A
                                                                                   -----------------------------------------
                                                                                                YEAR ENDED DECEMBER 31,
                                                                                   -----------------------------------------
                                                                                      2004       2003      2002      2001
                                                                                   ----------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $    25.27  $  19.39  $  23.39  $  29.20
                                                                                   ----------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................       0.15      0.21      0.17      0.12
  Net realized and unrealized gain (loss) on investments..........................       2.96      5.75     (3.98)    (3.07)
                                                                                   ----------  --------  --------  --------
  Total from investment operations................................................       3.11      5.96     (3.81)    (2.95)
                                                                                   ----------  --------  --------  --------
LESS DISTRIBUTIONS................................................................
  Distributions from net investment income........................................      (0.15)    (0.08)    (0.19)    (0.15)
  Distributions from net realized capital gains...................................       0.00      0.00      0.00     (2.71)
                                                                                   ----------  --------  --------  --------
  Total distributions.............................................................      (0.15)    (0.08)    (0.19)    (2.86)
                                                                                   ----------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.................................................... $    28.23  $  25.27  $  19.39  $  23.39
                                                                                   ==========  ========  ========  ========
TOTAL RETURN (%)..................................................................       12.4      30.9     (16.4)    (11.1)
Ratio of operating expenses to average net assets before expense reductions (%)...       0.78      0.79      0.80      0.83
Ratio of operating expenses to average net assets after expense reductions (%) (d)       0.77      0.79      0.78      0.82
Ratio of net investment income to average net assets (%)..........................       0.97      0.95      0.79      0.55
Portfolio turnover rate (%).......................................................          5        12        24        21
Net assets, end of period (000)................................................... $1,413,953  $844,547  $675,704  $878,630

                                                                                   ---------

                                                                                   ---------
                                                                                     2000
                                                                                   --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $  26.67
                                                                                   --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     0.16
  Net realized and unrealized gain (loss) on investments..........................     2.37
                                                                                   --------
  Total from investment operations................................................     2.53
                                                                                   --------
LESS DISTRIBUTIONS................................................................
  Distributions from net investment income........................................     0.00
  Distributions from net realized capital gains...................................     0.00
                                                                                   --------
  Total distributions.............................................................     0.00
                                                                                   --------
NET ASSET VALUE, END OF PERIOD.................................................... $  29.20
                                                                                   ========
TOTAL RETURN (%)..................................................................      9.5
Ratio of operating expenses to average net assets before expense reductions (%)...     0.79
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.79
Ratio of net investment income to average net assets (%)..........................     0.62
Portfolio turnover rate (%).......................................................       25
Net assets, end of period (000)................................................... $925,265

                                                                       CLASS B                                    CLASS E
                                                          -----------------------------     -------------------------------
                                                             YEAR ENDED    JULY 30, 2002(A)
                                                            DECEMBER 31,       THROUGH          YEAR ENDED DECEMBER 31,
                                                          ---------------    DECEMBER 31,   ------------------------------
                                                            2004    2003         2002          2004       2003      2002
                                                          -------  ------  ---------------- ----------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $ 25.18  $19.33       $19.64      $    25.18  $  19.33  $  23.35
                                                          -------  ------       ------      ----------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................    0.14    0.07         0.04            0.23      0.14      0.16
  Net realized and unrealized gain (loss) on investments.    2.86    5.85        (0.35)           2.82      5.78     (4.01)
                                                          -------  ------       ------      ----------  --------  --------
  Total from investment operations.......................    3.00    5.92        (0.31)           3.05      5.92     (3.85)
                                                          -------  ------       ------      ----------  --------  --------
LESS DISTRIBUTIONS.......................................
  Distributions from net investment income...............   (0.11)  (0.07)        0.00           (0.14)    (0.07)    (0.17)
                                                          -------  ------       ------      ----------  --------  --------
  Total distributions....................................   (0.11)  (0.07)        0.00           (0.14)    (0.07)    (0.17)
                                                          -------  ------       ------      ----------  --------  --------
NET ASSET VALUE, END OF PERIOD........................... $ 28.07  $25.18       $19.33      $    28.09  $  25.18  $  19.33
                                                          =======  ======       ======      ==========  ========  ========
TOTAL RETURN (%).........................................    12.0    30.7         (1.6)(b)        12.1      30.7     (16.6)
Ratio of operating expenses to average net assets before
 expense reductions (%)..................................    1.03    1.04         1.05 (c)        0.93      0.94      0.95
Ratio of operating expenses to average net assets after
 expense reductions (%) (d)..............................    1.02    1.04         1.03 (c)        0.92      0.94      0.93
Ratio of net investment income to average net assets (%).    0.92    0.73         0.52 (c)        0.85      0.81      0.64
Portfolio turnover rate (%)..............................       5      12           24               5        12        24
Net assets, end of period (000).......................... $56,301  $  547       $    1      $1,189,119  $754,011  $223,228

                                                          -----------------
                                                          FEBRUARY 20, 2001(A)
                                                                THROUGH
                                                              DECEMBER 31,
                                                                  2001
                                                          --------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................       $ 25.29
                                                                -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................          0.02
  Net realized and unrealized gain (loss) on investments.         (1.96)
                                                                -------
  Total from investment operations.......................         (1.94)
                                                                -------
LESS DISTRIBUTIONS.......................................
  Distributions from net investment income...............          0.00
                                                                -------
  Total distributions....................................          0.00
                                                                -------
NET ASSET VALUE, END OF PERIOD...........................       $ 23.35
                                                                =======
TOTAL RETURN (%).........................................          (7.7)(b)
Ratio of operating expenses to average net assets before
 expense reductions (%)..................................          0.98 (c)
Ratio of operating expenses to average net assets after
 expense reductions (%) (d)..............................          0.97 (c)
Ratio of net investment income to average net assets (%).          0.47 (c)
Portfolio turnover rate (%)..............................            21
Net assets, end of period (000)..........................       $42,132

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-145

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--99.6% OF TOTAL NET ASSETS


                                                                VALUE
       SHARES                                                  (NOTE 1)
     ------------------------------------------------------------------------

                AEROSPACE & DEFENSE--4.1%
         10,900 Engineered Support Systems, Inc............. $     645,498
        395,600 Honeywell International, Inc................    14,008,196
         51,300 Lockheed Martin Corp........................     2,849,715
         30,400 Precision Castparts Corp....................     1,996,672
         66,100 Raytheon Co.................................     2,566,663
         42,500 The Boeing Co...............................     2,200,225
                                                             -------------
                                                                24,266,969
                                                             -------------

                AIR FREIGHT & LOGISTICS--0.2%
         22,200 Expeditors International of Washington, Inc.     1,240,536
                                                             -------------

                AIRLINES--0.5%
         49,500 AirTran Holdings, Inc. (b)..................       529,650
        112,100 Delta Air Lines, Inc. (b)...................       838,508
        109,600 Southwest Airlines Co.......................     1,784,288
                                                             -------------
                                                                 3,152,446
                                                             -------------

                BEVERAGES--0.3%
         28,400 PepsiCo, Inc................................     1,482,480
                                                             -------------

                BIOTECHNOLOGY--0.8%
         11,500 Biogen Idec, Inc. (b).......................       766,015
        111,000 BioMarin Pharmaceutical, Inc. (b)...........       709,290
         27,600 Genentech, Inc. (b).........................     1,502,544
         44,100 MedImmune, Inc. (b).........................     1,195,551
         33,200 Millennium Pharmaceuticals, Inc. (b)........       402,384
                                                             -------------
                                                                 4,575,784
                                                             -------------

                BUILDING PRODUCTS--1.2%
        185,300 Masco Corp..................................     6,769,009
                                                             -------------

                CAPITAL MARKETS--4.0%
         49,900 Lehman Brothers Holdings, Inc...............     4,365,252
        152,900 Merrill Lynch & Co., Inc....................     9,138,833
         80,800 Morgan Stanley..............................     4,486,016
         26,800 State Street Corp...........................     1,316,416
         35,800 The Bear Stearns Cos., Inc..................     3,662,698
         74,100 TradeStation Group, Inc.....................       520,182
                                                             -------------
                                                                23,489,397
                                                             -------------

                CHEMICALS--5.2%
        177,000 E. I. du Pont de Nemours & Co...............     8,681,850
        284,615 Lyondell Chemical Co........................     8,231,066
         63,900 Monsanto Co.................................     3,549,645
         32,700 Mosaic Co...................................       533,664
         65,870 Olin Corp...................................     1,450,457
        127,600 The Dow Chemical Co.........................     6,317,476
         25,200 The Lubrizol Corp...........................       928,872
         32,500 UAP Holdings Corp. (b)......................       561,275
         12,400 Valspar Corp................................       620,124
                                                             -------------
                                                                30,874,429
                                                             -------------

                COMMERCIAL BANKS--6.5%
         63,600 Banco Bradesco S.A. (ADR)...................     1,593,816
        414,854 Bank of America Corp........................    19,493,989
         29,700 Texas Capital Bancshares, Inc. (b)..........       642,114
         38,200 UCBH Holdings, Inc..........................     1,750,324

                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                    COMMERCIAL BANKS--(CONTINUED)
             30,192 W Holding Co., Inc................... $     692,605
            213,974 Wachovia Corp........................    11,255,032
             42,700 Wells Fargo & Co.....................     2,653,805
                                                          -------------
                                                             38,081,685
                                                          -------------

                    COMMERCIAL SERVICES & SUPPLIES--2.5%
             29,000 Apollo Group, Inc. (Class A) (b).....     2,340,590
             61,300 Career Education Corp. (b)...........     2,452,000
             87,584 Cintas Corp..........................     3,841,434
             57,800 Nalco Holding Co. (b)................     1,128,256
             54,600 On Assignment, Inc. (b)..............       283,374
            158,200 Robert Half International, Inc.......     4,655,826
                                                          -------------
                                                             14,701,480
                                                          -------------

                    COMMUNICATIONS EQUIPMENT--1.7%
             30,300 Cisco Systems, Inc. (b)..............       584,790
             84,300 Comverse Technology, Inc. (b)........     2,061,135
            128,600 Foundry Networks, Inc. (b)...........     1,692,376
            104,900 Juniper Networks, Inc. (b)...........     2,852,231
             42,100 QUALCOMM, Inc........................     1,785,040
             15,900 SpectraSite, Inc. (b)................       920,610
                                                          -------------
                                                              9,896,182
                                                          -------------

                    COMPUTERS & PERIPHERALS--0.8%
             21,900 International Business Machines Corp.     2,158,902
            118,300 Sun Microsystems, Inc. (b)...........       636,454
            192,700 Western Digital Corp. (b)............     2,088,868
                                                          -------------
                                                              4,884,224
                                                          -------------

                    CONSTRUCTION & ENGINEERING--1.2%
             56,200 Chicago Building & Iron Co., NV......     2,248,000
             58,500 Fluor Corp...........................     3,188,835
             31,800 Jacobs Engineering Group, Inc. (b)...     1,519,722
                                                          -------------
                                                              6,956,557
                                                          -------------

                    CONSUMER FINANCE--0.5%
             20,100 Capital One Financial Corp...........     1,692,621
             46,300 MBNA Corp............................     1,305,197
                                                          -------------
                                                              2,997,818
                                                          -------------

                    CONTAINERS & PACKAGING--1.6%
             48,200 Crown Holdings, Inc. (144A) (b)......       662,268
             99,300 Owens-Illinois, Inc. (b).............     2,249,145
            106,800 Packaging Corp. of America...........     2,515,140
            205,754 Smurfit-Stone Container Corp. (b)....     3,843,485
                                                          -------------
                                                              9,270,038
                                                          -------------

                    DISTRIBUTORS--0.1%
             24,400 WESCO International, Inc. (b)........       723,216
                                                          -------------

                    DIVERSIFIED FINANCIAL SERVICES--1.7%
              4,500 Asset Acceptence Capital Corp. (b)...        95,850
            146,766 Citigroup, Inc.......................     7,071,186
             79,328 JPMorgan Chase & Co..................     3,094,585
                                                          -------------
                                                             10,261,621
                                                          -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-146

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                            VALUE
           SHARES                                          (NOTE 1)
         -------------------------------------------------------------

                    DIVERSIFIED TELECOMMUNICATION SERVICES--3.8%
            191,200 MasTec, Inc. (b).................... $   1,933,032
            433,000 SBC Communications, Inc.............    11,158,410
            107,200 Telewest Global, Inc. (b)...........     1,884,576
            182,900 Verizon Communications, Inc.........     7,409,279
                                                         -------------
                                                            22,385,297
                                                         -------------

                    ELECTRIC UTILITIES--1.6%
             43,000 Entergy Corp........................     2,906,370
             42,100 FirstEnergy Corp....................     1,663,371
             57,800 PG&E Corp. (b)......................     1,923,584
             33,100 PPL Corp............................     1,763,568
             21,400 The Southern Co.....................       717,328
              8,700 TXU Corp............................       561,672
                                                         -------------
                                                             9,535,893
                                                         -------------

                    ELECTRICAL EQUIPMENT--0.1%
             13,800 Rockwell Automation, Inc............       683,790
                                                         -------------

                    ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
             25,000 Amphenol Corp. (Class A) (b)........       918,500
             54,300 Flextronics International, Ltd. (b).       750,426
             22,500 National Instruments Corp...........       613,125
              3,040 Samsung Electronics Co., Ltd., (KRW)     1,326,666
             36,100 Solectron Corp. (b).................       192,413
            108,200 Symbol Technologies, Inc............     1,871,860
                                                         -------------
                                                             5,672,990
                                                         -------------

                    ENERGY EQUIPMENT & SERVICES--4.9%
             13,600 Baker Hughes, Inc...................       580,312
             25,300 BJ Services Co......................     1,177,462
             45,240 ENSCO International, Inc............     1,435,918
             18,300 FMC Technologies, Inc. (b)..........       589,260
             65,000 GlobalSantaFe Corp..................     2,152,150
            134,900 Halliburton Co......................     5,293,476
             35,000 Hornbeck Offshore Services, Inc.....       675,500
            137,600 Pride International, Inc. (b).......     2,826,304
             31,500 Rowan Cos., Inc. (b)................       815,850
             18,200 Schlumberger, Ltd...................     1,218,490
             35,000 Smith International, Inc. (b).......     1,904,350
             91,200 Transocean, Inc. (b)................     3,865,968
            114,700 Varco International, Inc. (b).......     3,343,505
             53,400 Weatherford International, Ltd. (b).     2,739,420
                                                         -------------
                                                            28,617,965
                                                         -------------

                    FOOD & STAPLES RETAILING--0.5%
             44,900 Albertson's, Inc....................     1,072,212
            102,900 Safeway, Inc. (b)...................     2,031,246
                                                         -------------
                                                             3,103,458
                                                         -------------

                    FOOD PRODUCTS--0.3%
             21,900 Bunge, Ltd..........................     1,248,519
             20,500 Smithfield Foods, Inc. (b)..........       606,595
                                                         -------------
                                                             1,855,114
                                                         -------------

                                                                  VALUE
     SHARES                                                      (NOTE 1)
   ----------------------------------------------------------------------------

              HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
      279,400 Baxter International, Inc....................... $   9,650,476
       31,300 Dade Behring Holdings, Inc. (b).................     1,752,800
       36,600 Guidant Corp....................................     2,638,860
       94,700 Medtronic, Inc..................................     4,703,749
       65,700 PerkinElmer, Inc................................     1,477,593
       29,100 Thermo Electron Corp. (b).......................       878,529
       70,800 Waters Corp. (b)................................     3,312,732
                                                               -------------
                                                                  24,414,739
                                                               -------------

              HEALTH CARE PROVIDERS & SERVICES--1.6%
       80,800 McKesson Corp...................................     2,541,968
       31,800 Sierra Health Services, Inc. (b)................     1,752,498
       61,300 UnitedHealth Group, Inc.........................     5,396,239
                                                               -------------
                                                                   9,690,705
                                                               -------------

              HOTELS, RESTAURANTS & LEISURE--1.0%
      169,000 McDonald's Corp.................................     5,418,140
       13,400 Wendy's International, Inc......................       526,084
                                                               -------------
                                                                   5,944,224
                                                               -------------

              HOUSEHOLD DURABLES--1.1%
       43,300 Centex Corp.....................................     2,579,814
       24,200 KB HOME.........................................     2,526,480
       37,000 Sony Corp. (ADR)................................     1,441,520
                                                               -------------
                                                                   6,547,814
                                                               -------------

              HOUSEHOLD PRODUCTS--0.2%
       14,700 The Clorox Co...................................       866,271
                                                               -------------

              IT SERVICES--0.7%
       60,300 Affiliated Computer Services, Inc. (Class A) (b)     3,629,457
       36,200 BearingPoint, Inc. (b)..........................       290,686
                                                               -------------
                                                                   3,920,143
                                                               -------------

              INDUSTRIAL CONGLOMERATES--8.2%
      980,100 General Electric Co.............................    35,773,650
       50,600 Hexcel Corp. (b)................................       733,700
       13,000 Siemens AG (ADR)................................     1,100,710
      300,400 Tyco International, Ltd.........................    10,736,296
                                                               -------------
                                                                  48,344,356
                                                               -------------

              INSURANCE--4.8%
       77,800 ACE, Ltd........................................     3,325,950
       48,000 AFLAC, Inc......................................     1,912,320
       29,100 Ambac Financial Group, Inc......................     2,389,983
      224,500 American International Group, Inc...............    14,742,915
       25,900 Hartford Financial Services Group, Inc..........     1,795,129
       40,400 Hilb, Rogal & Hamilton Co.......................     1,464,096
       15,900 Scottish Re Group, Ltd..........................       411,810
       51,700 W.R. Berkley Corp...............................     2,438,689
                                                               -------------
                                                                  28,480,892
                                                               -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-147

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
      SHARES                                                    (NOTE 1)
    -----------------------------------------------------------------------

               INTERNET SOFTWARE & SERVICES--0.9%
        46,900 Akamai Technologies, Inc. (b)................. $     611,107
     1,002,400 Covad Communications Group, Inc. (b)..........     2,155,160
        54,200 Sapient Corp. (b).............................       428,722
        56,400 Yahoo!, Inc. (b)..............................     2,125,152
                                                              -------------
                                                                  5,320,141
                                                              -------------

               LEISURE EQUIPMENT & PRODUCTS--0.3%
        61,400 Eastman Kodak Co..............................     1,980,150
                                                              -------------

               MACHINERY--0.4%
        37,300 Blount International, Inc. (b)................       649,766
        19,100 ITT Industries, Inc...........................     1,612,995
                                                              -------------
                                                                  2,262,761
                                                              -------------

               MARINE--0.0%
         2,300 Alexander & Baldwin, Inc......................        97,566
                                                              -------------

               MEDIA--3.8%
       100,800 Clear Channel Communications, Inc.............     3,375,792
        54,210 Emmis Communications Corp. (Class A) (b)......     1,040,290
        23,000 Fox Entertainment Group, Inc. (Class A) (b)...       718,980
        31,000 Grupo Televisa S.A. (ADR) (b).................     1,875,500
        53,800 Lamar Advertising Co. (Class A) (b)...........     2,301,564
        33,322 News Corp. (Class A)..........................       621,788
        14,000 Omnicom Group, Inc............................     1,180,480
       152,000 The Walt Disney Co............................     4,225,600
       128,800 Time Warner, Inc. (b).........................     2,503,872
         9,400 Univision Communications, Inc. (Class A) (b)..       275,138
        19,300 Valassis Communications, Inc. (b).............       675,693
       102,033 Viacom, Inc. (Class B)........................     3,712,981
                                                              -------------
                                                                 22,507,678
                                                              -------------

               METALS & MINING--1.7%
        97,700 Alcoa, Inc....................................     3,069,734
        27,000 Freeport-McMoRan Copper & Gold, Inc. (Class B)     1,032,210
        14,500 International Steel Group, Inc................       588,120
        28,600 Massey Energy Co..............................       999,570
         5,500 Metals USA, Inc. (b)..........................       102,025
        40,200 Newmont Mining Corp...........................     1,785,282
        23,200 Nucor Corp....................................     1,214,288
        11,900 Phelps Dodge Corp.............................     1,177,148
                                                              -------------
                                                                  9,968,377
                                                              -------------

               MULTI-UTILITIES--0.6%
       144,600 CMS Energy Corp. (b)..........................     1,511,070
         9,200 Public Service Enterprise Group, Inc..........       476,284
       121,500 The AES Corp. (b).............................     1,660,905
                                                              -------------
                                                                  3,648,259
                                                              -------------

               MULTILINE RETAIL--0.8%
       108,100 99 Cents Only Stores (b)......................     1,746,896
        36,600 J.C. Penney Co., Inc..........................     1,515,240
        30,400 Nordstrom, Inc................................     1,420,592
                                                              -------------
                                                                  4,682,728
                                                              -------------

                                                                VALUE
       SHARES                                                  (NOTE 1)
     ---------------------------------------------------------------------

                OFFICE ELECTRONICS--0.5%
        158,700 Xerox Corp. (b)............................. $   2,699,487
                                                             -------------

                OIL & GAS--7.5%
         35,200 Apache Corp.................................     1,780,064
         28,800 BP, Plc. (ADR)..............................     1,681,920
         64,000 Burlington Resources, Inc...................     2,784,000
        110,700 ChevronTexaco Corp..........................     5,812,857
         36,272 ConocoPhillips..............................     3,149,498
         25,200 Encore Aquisition Co. (b)...................       879,732
        409,700 Exxon Mobil Corp............................    21,001,222
         47,300 Occidental Petroleum Corp...................     2,760,428
         33,100 Premcor, Inc. (b)...........................     1,395,827
         50,400 Quicksilver Resources, Inc. (b).............     1,853,712
         25,700 Valero Energy Corp..........................     1,166,780
                                                             -------------
                                                                44,266,040
                                                             -------------

                PAPER & FOREST PRODUCTS--0.1%
         21,700 Louisiana-Pacific Corp......................       580,258
                                                             -------------

                PERSONAL PRODUCTS--0.4%
         51,600 The Gillette Co.............................     2,310,648
                                                             -------------

                PHARMACEUTICALS--3.4%
         55,000 Johnson & Johnson...........................     3,488,100
        147,100 Merck & Co., Inc............................     4,727,794
         84,000 Pfizer, Inc.................................     2,258,760
        229,100 Schering-Plough Corp........................     4,783,608
        110,100 Wyeth.......................................     4,689,159
                                                             -------------
                                                                19,947,421
                                                             -------------

                REAL ESTATE--1.1%
         85,800 Apartment Investment & Management Co. (REIT)
                 (Class A)..................................     3,306,732
         14,400 Equity Lifestyle Properties, Inc............       514,800
         49,600 General Growth Properties, Inc. (REIT)......     1,793,536
         17,500 iStar Financial, Inc. (REIT)................       792,050
                                                             -------------
                                                                 6,407,118
                                                             -------------

                ROAD & RAIL--1.1%
         90,400 Norfolk Southern Corp.......................     3,271,576
         71,300 Swift Transportation Co., Inc. (b)..........     1,531,524
         26,200 Union Pacific Corp..........................     1,761,950
                                                             -------------
                                                                 6,565,050
                                                             -------------

                SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--1.4%
         31,500 Analog Devices, Inc.........................     1,162,980
         33,200 Applied Materials, Inc. (b).................       567,720
         41,300 Cabot Microelectronics Corp. (b)............     1,654,065
         91,600 Freescale Semiconductor, Inc. (b)...........     1,632,312
         50,700 Intel Corp..................................     1,185,873
         16,700 KLA-Tencor Corp. (b)........................       777,886
         34,700 Lam Research Corp. (b)......................     1,003,177
                                                             -------------
                                                                 7,984,013
                                                             -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-148

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                    SOFTWARE--2.3%
            161,700 BEA Systems, Inc. (b)................ $   1,432,662
             10,900 Macrovision Corp. (b)................       280,348
            338,100 Microsoft Corp.......................     9,030,651
             43,700 Oracle Corp. (b).....................       599,564
             23,000 PalmSource, Inc. (b).................       293,020
             70,100 Symantec Corp. (b)...................     1,805,776
                                                          -------------
                                                             13,442,021
                                                          -------------

                    SPECIALTY RETAIL--1.4%
             18,900 American Eagle Outfitters, Inc.......       890,190
             31,900 CarMax, Inc. (b).....................       990,495
             36,700 Pep Boys-Manny Moe & Jack............       626,469
             81,800 The Home Depot, Inc..................     3,496,132
            119,300 Toys "R" Us, Inc. (b)................     2,442,071
                                                          -------------
                                                              8,445,357
                                                          -------------

                    THRIFTS & MORTGAGE FINANCE--1.9%
             25,300 Federal Home Loan Mortgage Corp......     1,864,610
             33,800 Federal National Mortgage Association     2,406,898
             29,600 Golden West Financial Corp...........     1,818,032
             80,933 New York Community Bancorp, Inc......     1,664,792
             81,500 Sovereign Bancorp, Inc...............     1,837,825
             35,900 Washington Mutual, Inc...............     1,517,852
                                                          -------------
                                                             11,110,009
                                                          -------------

                                                               VALUE
         SHARES                                               (NOTE 1)
       ------------------------------------------------------------------

                  TOBACCO--1.9%
          180,600 Altria Group, Inc........................ $  11,034,660
                                                            -------------

                  TRADING COMPANIES & DISTRIBUTORS--0.1%
            9,400 W.W. Grainger, Inc.......................       626,228
                                                            -------------

                  WIRELESS TELECOMMUNICATION SERVICES--1.2%
          127,000 American Tower Corp. (Class A) (b).......     2,336,800
           20,500 Leap Wireless International, Inc. (b)....       553,500
            5,100 Mobile Telesystems (ADR).................       706,401
           57,800 Nextel Communications, Inc. (Class A) (b)     1,734,000
           91,500 Nextel Partners, Inc. (Class A) (b)......     1,787,910
                                                            -------------
                                                                7,118,611
                                                            -------------
                  Total Common Stocks
                   (Identified Cost $511,254,699)..........   586,692,103
                                                            -------------
                  Total Investments--99.6%
                   (Identified Cost $511,254,699) (a)......   586,692,103
                  Other assets less liabilities............     2,133,200
                                                            -------------
                  TOTAL NET ASSETS--100%................... $ 588,825,303
                                                            =============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-149

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

      ASSETS
        Investments at value.....................            $586,692,103
        Cash.....................................               2,000,092
        Receivable for:
         Securities sold.........................               1,778,161
         Fund shares sold........................                 255,800
         Dividends and interest..................                 882,697
                                                             ------------
          Total Assets...........................             591,608,853
      LIABILITIES
        Payable for:
         Fund shares redeemed.................... $1,111,338
         Securities purchased....................  1,249,141
         Withholding taxes.......................         55
        Accrued expenses:
         Management fees.........................    325,554
         Service and distribution fees...........      4,806
         Deferred directors fees.................     24,324
         Other expenses..........................     68,332
                                                  ----------
          Total Liabilities......................               2,783,550
                                                             ------------
      NET ASSETS.................................            $588,825,303
                                                             ============
        Net assets consist of:
         Capital paid in.........................            $582,325,184
         Undistributed net investment income.....               6,868,129
         Accumulated net realized gains
          (losses)...............................             (75,805,414)
         Unrealized appreciation (depreciation)
          on investments.........................              75,437,404
                                                             ------------
      NET ASSETS.................................            $588,825,303
                                                             ============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per
       share ($552,322,694 divided by
       3,128,643 shares outstanding).............            $     176.54
                                                             ============
      CLASS B
      Net asset value and redemption price per
       share ($5,311,025 divided by
       30,192 shares outstanding)................            $     175.91
                                                             ============
      CLASS E
      Net asset value and redemption price per
       share ($31,191,584 divided by
       177,300 shares outstanding)...............            $     175.93
                                                             ============
      Identified cost of investments.............            $511,254,699
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

     INVESTMENT INCOME
       Dividends...............................              $11,006,995(a)
       Interest................................                    8,770
                                                             -----------
                                                              11,015,765
     EXPENSES
       Management fees......................... $ 3,745,210
       Service and distribution fees--Class B..       3,229
       Service and distribution fees--Class E..      37,716
       Directors' fees and expenses............      26,135
       Custodian...............................     173,101
       Audit and tax services..................      21,371
       Legal...................................      13,800
       Printing................................     164,274
       Insurance...............................      12,007
       Miscellaneous...........................       4,242
                                                -----------
       Total expenses before reductions........   4,201,085
       Expense reductions......................    (103,329)   4,097,756
                                                -----------  -----------
     NET INVESTMENT INCOME.....................                6,918,009
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  62,247,244
       Foreign currency transactions--net......     (28,436)  62,218,808
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................                3,653,711
                                                             -----------
     Net gain (loss)...........................               65,872,519
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $72,790,528
                                                             ===========

(a)Net of foreign taxes of $20,139.

                See accompanying notes to financial statements.

                                    MSF-150

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  6,918,009  $  7,613,818
  Net realized gain (loss)..........................................   62,218,808   (17,228,793)
  Unrealized appreciation (depreciation)............................    3,653,711   135,351,549
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   72,790,528   125,736,574
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (7,094,897)   (3,781,056)
    Class B.........................................................       (2,208)          (40)
    Class E.........................................................     (304,237)      (54,628)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (7,401,342)   (3,835,724)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  (59,561,647)  (35,651,391)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    5,827,539    86,249,459

NET ASSETS
  Beginning of the period...........................................  582,997,764   496,748,305
                                                                     ------------  ------------
  End of the period................................................. $588,825,303  $582,997,764
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  6,868,129  $  7,407,531
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED              YEAR ENDED
                                                                  DECEMBER 31, 2004        DECEMBER 31, 2003
                                                               -----------------------  ----------------------
                                                                SHARES         $         SHARES         $
                                                               --------  -------------  --------  ------------
CLASS A
  Sales.......................................................  186,967  $  29,859,340   355,160  $ 47,365,184
  Reinvestments...............................................   44,729      7,094,897    30,613     3,781,056
  Redemptions................................................. (689,862)  (110,388,310) (731,297)  (97,243,285)
                                                               --------  -------------  --------  ------------
  Net increase (decrease)..................................... (458,166) $ (73,434,073) (345,524) $(46,097,045)
                                                               ========  =============  ========  ============
CLASS B
  Sales.......................................................   30,946  $   5,052,632       935  $    131,549
  Reinvestments...............................................       14          2,208         0            40
  Redemptions.................................................   (1,582)      (265,616)     (166)      (22,793)
                                                               --------  -------------  --------  ------------
  Net increase (decrease).....................................   29,378  $   4,789,224       769  $    108,796
                                                               ========  =============  ========  ============
CLASS E
  Sales.......................................................   84,388  $  13,483,688    93,477  $ 12,803,438
  Reinvestments...............................................    1,923        304,237       443        54,628
  Redemptions.................................................  (29,467)    (4,704,723)  (18,538)   (2,521,208)
                                                               --------  -------------  --------  ------------
  Net increase (decrease).....................................   56,844  $   9,083,202    75,382  $ 10,336,858
                                                               ========  =============  ========  ============
  Increase (decrease) derived from capital share transactions. (371,944) $ (59,561,647) (269,373) $(35,651,391)
                                                               ========  =============  ========  ============

                See accompanying notes to financial statements.

                                    MSF-151

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO

FINANCIAL HIGHLIGHTS


                                                                                                        CLASS A
                                                                                   ---------------------------------------
                                                                                                YEAR ENDED DECEMBER 31,
                                                                                   ---------------------------------------
                                                                                     2004      2003      2002      2001
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $ 157.24  $ 124.89  $ 156.51  $ 183.39
                                                                                   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     2.21      2.13      1.53      1.06
  Net realized and unrealized gain (loss) on investments..........................    19.15     31.23    (31.88)   (26.45)
                                                                                   --------  --------  --------  --------
  Total from investment operations................................................    21.36     33.36    (30.35)   (25.39)
                                                                                   --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (2.06)    (1.01)    (1.27)    (1.49)
  Distributions from net realized capital gains...................................     0.00      0.00      0.00      0.00
                                                                                   --------  --------  --------  --------
  Total distributions.............................................................    (2.06)    (1.01)    (1.27)    (1.49)
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.................................................... $ 176.54  $ 157.24  $ 124.89  $ 156.51
                                                                                   ========  ========  ========  ========
TOTAL RETURN (%)..................................................................     13.7      26.9     (19.5)    (13.9)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.74      0.74      0.72      0.78
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.72        --      0.71      0.74
Ratio of net investment income to average net assets (%)..........................     1.23      1.49      1.30      0.60
Portfolio turnover rate (%).......................................................      161        53       142       154
Net assets, end of period (000)................................................... $552,323  $563,979  $491,124  $298,982

                                                                                   ---------

                                                                                   ---------
                                                                                     2000
                                                                                   --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $ 198.49
                                                                                   --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     1.16
  Net realized and unrealized gain (loss) on investments..........................   (11.28)
                                                                                   --------
  Total from investment operations................................................   (10.12)
                                                                                   --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................     0.00
  Distributions from net realized capital gains...................................    (4.98)
                                                                                   --------
  Total distributions.............................................................    (4.98)
                                                                                   --------
NET ASSET VALUE, END OF PERIOD.................................................... $ 183.39
                                                                                   ========
TOTAL RETURN (%)..................................................................     (5.2)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.73
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.70
Ratio of net investment income to average net assets (%)..........................     0.61
Portfolio turnover rate (%).......................................................      138
Net assets, end of period (000)................................................... $388,127

                                                                              CLASS B                                CLASS E
                                                                 ------------------------------     --------------------------
                                                                    YEAR ENDED     JULY 30, 2002(A)
                                                                   DECEMBER 31,        THROUGH        YEAR ENDED DECEMBER 31
                                                                 ----------------    DECEMBER 31,   -------------------------
                                                                   2004     2003         2002         2004     2003     2002
                                                                 -------  -------  ---------------- -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD............................ $156.72  $124.47      $125.90      $156.83  $124.66  $156.28
                                                                 -------  -------      -------      -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................    1.88     1.22         0.18         1.58     1.41     1.35
  Net realized and unrealized gain (loss) on investments........   19.12    31.95        (1.61)       19.48    31.68   (31.80)
                                                                 -------  -------      -------      -------  -------  -------
  Total from investment operations..............................   21.00    33.17        (1.43)       21.06    33.09   (30.45)
                                                                 -------  -------      -------      -------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income......................   (1.81)   (0.92)        0.00        (1.96)   (0.92)   (1.17)
                                                                 -------  -------      -------      -------  -------  -------
  Total distributions...........................................   (1.81)   (0.92)        0.00        (1.96)   (0.92)   (1.17)
                                                                 -------  -------      -------      -------  -------  -------
NET ASSET VALUE, END OF PERIOD.................................. $175.91  $156.72      $124.47      $175.93  $156.83  $124.66
                                                                 =======  =======      =======      =======  =======  =======
TOTAL RETURN (%)................................................    13.5     26.9         (1.1)(b)     13.6     26.7    (19.6)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................    0.99     0.99         0.97 (c)     0.89     0.89     0.87
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................    0.97       --         0.96 (c)     0.87       --     0.86
Ratio of net investment income to average net assets (%)........    1.41     1.15         1.36 (c)     1.12     1.31     1.15
Portfolio turnover rate (%).....................................     161       53          142          161       53      142
Net assets, end of period (000)................................. $ 5,311  $   128      $     6      $31,192  $18,891  $ 5,619

                                                                 -----------
                                                                 MAY 1, 2001(A)
                                                                    THROUGH
                                                                  DECEMBER 31,
                                                                      2001
                                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD............................    $177.17
                                                                    -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................       0.14
  Net realized and unrealized gain (loss) on investments........     (21.03)
                                                                    -------
  Total from investment operations..............................     (20.89)
                                                                    -------
LESS DISTRIBUTIONS
  Distributions from net investment income......................       0.00
                                                                    -------
  Total distributions...........................................       0.00
                                                                    -------
NET ASSET VALUE, END OF PERIOD..................................    $156.28
                                                                    =======
TOTAL RETURN (%)................................................      (11.8)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................       0.93 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................       0.89 (c)
Ratio of net investment income to average net assets (%)........       0.61 (c)
Portfolio turnover rate (%).....................................        154
Net assets, end of period (000).................................    $ 1,527

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-152

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--89.7% OF TOTAL NET ASSETS

                                                            VALUE
           SHARES                                          (NOTE 1)
          ------------------------------------------------------------

                    AEROSPACE & DEFENSE--3.1%
            219,550 Honeywell International, Inc........ $   7,774,266
            220,200 Raytheon Co.........................     8,550,366
                                                         -------------
                                                            16,324,632
                                                         -------------

                    AUTOMOBILES--1.6%
            141,800 Harley-Davidson, Inc................     8,614,350
                                                         -------------

                    BEVERAGES--4.7%
            208,300 Anheuser-Busch Cos., Inc............    10,567,059
            256,700 Coca-Cola Enterprises, Inc..........     5,352,195
            158,100 Diageo, Plc. (ADR)..................     9,150,828
                                                         -------------
                                                            25,070,082
                                                         -------------

                    BUILDING PRODUCTS--2.1%
            306,200 Masco Corp..........................    11,185,486
                                                         -------------

                    CAPITAL MARKETS--1.1%
            170,400 The Bank of New York Co., Inc.......     5,694,768
                                                         -------------

                    COMMERCIAL BANKS--1.8%
            313,500 U.S. Bancorp........................     9,818,820
                                                         -------------

                    COMMERCIAL SERVICES & SUPPLIES--3.5%
            223,500 H&R Block, Inc......................    10,951,500
            252,100 Waste Management, Inc...............     7,547,874
                                                         -------------
                                                            18,499,374
                                                         -------------

                    COMPUTERS & PERIPHERALS--1.8%
          1,797,100 Sun Microsystems, Inc. (b)..........     9,668,398
                                                         -------------

                    DIVERSIFIED FINANCIAL SERVICES--3.5%
            218,900 Citigroup, Inc......................    10,546,602
            211,500 JPMorgan Chase & Co.................     8,250,615
                                                         -------------
                                                            18,797,217
                                                         -------------

                    FOOD & STAPLES RETAILING--2.0%
            198,300 Wal-Mart Stores, Inc................    10,474,206
                                                         -------------

                    FOOD PRODUCTS--4.3%
            180,200 General Mills, Inc..................     8,957,742
            167,250 H.J. Heinz Co.......................     6,521,078
            208,600 Kraft Foods, Inc. (Class A).........     7,428,246
                                                         -------------
                                                            22,907,066
                                                         -------------

                    HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
            313,600 Baxter International, Inc...........    10,831,744
             66,100 Guidant Corp........................     4,765,810
                                                         -------------
                                                            15,597,554
                                                         -------------

                    HEALTH CARE PROVIDERS & SERVICES--1.1%
             98,400 AmerisourceBergen Corp..............     5,774,112
                                                         -------------

                                                             VALUE
         SHARES                                             (NOTE 1)
        ---------------------------------------------------------------

                  HOTELS, RESTAURANTS & LEISURE--4.8%
          409,700 McDonald's Corp........................ $  13,134,982
          268,100 Yum! Brands, Inc.......................    12,648,958
                                                          -------------
                                                             25,783,940
                                                          -------------

                  HOUSEHOLD DURABLES--5.1%
          128,100 Fortune Brands, Inc....................     9,886,758
           96,000 Pulte Homes, Inc.......................     6,124,800
          125,700 The Black & Decker Corp................    11,103,081
                                                          -------------
                                                             27,114,639
                                                          -------------

                  IT SERVICES--4.4%
          127,000 Automatic Data Processing, Inc.........     5,632,450
          268,000 First Data Corp........................    11,400,720
          230,800 SunGard Data Systems, Inc. (b).........     6,538,564
                                                          -------------
                                                             23,571,734
                                                          -------------

                  INSURANCE--1.4%
          191,400 AFLAC, Inc.............................     7,625,376
                                                          -------------

                  LEISURE EQUIPMENT & PRODUCTS--1.1%
          285,900 Mattel, Inc............................     5,572,191
                                                          -------------

                  MEDIA--16.2%
          340,400 Comcast Corp. (Special Class A) (b)....    11,178,736
          233,100 EchoStar Communications Corp. (Class A)     7,748,244
          108,400 Gannett Co., Inc.......................     8,856,280
           65,100 Knight-Ridder, Inc.....................     4,357,794
        1,185,700 Liberty Media Corp. (Class A) (b)......    13,018,986
          472,472 The DIRECTV Group, Inc. (b)............     7,909,181
          428,400 The Walt Disney Co.....................    11,909,520
          624,400 Time Warner, Inc. (b)..................    12,138,336
          245,000 Viacom, Inc. (Class B).................     8,915,550
                                                          -------------
                                                             86,032,627
                                                          -------------

                  MULTILINE RETAIL--1.8%
          195,500 Kohl's Corp. (b).......................     9,612,735
                                                          -------------

                  OFFICE ELECTRONICS--1.6%
          498,900 Xerox Corp. (b)........................     8,486,289
                                                          -------------

                  OIL & GAS--3.2%
          188,800 Burlington Resources, Inc..............     8,212,800
          101,371 ConocoPhillips.........................     8,802,044
                                                          -------------
                                                             17,014,844
                                                          -------------

                  PHARMACEUTICALS--3.8%
          190,700 Abbott Laboratories....................     8,896,155
          434,600 Bristol-Myers Squibb Co................    11,134,452
                                                          -------------
                                                             20,030,607
                                                          -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-153

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)

                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                    SPECIALTY RETAIL--6.5%
            430,200 Limited Brands, Inc.................. $   9,903,204
            485,900 The Gap, Inc.........................    10,262,208
            247,400 The Home Depot, Inc..................    10,573,876
            191,000 Toys "R" Us, Inc. (b)................     3,909,770
                                                          -------------
                                                             34,649,058
                                                          -------------

                    THRIFTS & MORTGAGE FINANCE--6.3%
            143,450 Federal National Mortgage Association    10,215,074
            130,300 MGIC Investment Corp.................     8,978,973
            333,100 Washington Mutual, Inc...............    14,083,468
                                                          -------------
                                                             33,277,515
                                                          -------------
                    Total Common Stocks
                     (Identified Cost $375,849,364)......   477,197,620
                                                          -------------

    SHORT TERM INVESTMENTS--10.5%
       FACE                                                       VALUE
      AMOUNT                                                     (NOTE 1)
    ------------------------------------------------------------------------

                REPURCHASE AGREEMENT--10.5%
    $56,110,000 State Street Corp. Repurchase Agreement dated
                 12/31/04 at 0.600% to be repurchased at
                 $56,112,806 on 01/03/05, collateralized
                 by $57,880,000 U.S. Treasury Note
                 3.375% due 12/15/08 with a value of
                 $57,807,650................................. $  56,110,000
                                                              -------------
                Total Short Term Investments
                 (Identified Cost $56,110,000)...............    56,110,000
                                                              -------------
                Total Investments--100.2%
                 (Identified Cost $431,959,364) (a)..........   533,307,620
                Other assets less liabilities................    (1,163,040)
                                                              -------------
                TOTAL NET ASSETS--100%....................... $ 532,144,580
                                                              =============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-154

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

    ASSETS
      Investments at value........................            $477,197,620
      Investments in repurchase agreements........              56,110,000
      Cash........................................                     307
      Receivable for:
       Fund shares sold...........................                 568,931
       Dividends and interest.....................               1,240,603
                                                              ------------
        Total Assets..............................             535,117,461
    LIABILITIES
      Payable for:
       Fund shares redeemed....................... $  114,336
       Securities purchased.......................  2,457,219
      Accrued expenses:
       Management fees............................    317,780
       Service and distribution fees..............     26,478
       Other expenses.............................     57,068
                                                   ----------
        Total Liabilities.........................               2,972,881
                                                              ------------
    NET ASSETS....................................            $532,144,580
                                                              ============
      Net assets consist of:
       Capital paid in............................            $441,780,092
       Undistributed net investment income........               3,496,641
       Accumulated net realized gains (losses)....             (14,480,409)
       Unrealized appreciation (depreciation) on
        investments...............................             101,348,256
                                                              ------------
    NET ASSETS....................................            $532,144,580
                                                              ============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per share
     ($341,632,334 divided by 25,553,444
     shares outstanding)..........................            $      13.37
                                                              ============
    CLASS B
    Net asset value and redemption price per share
     ($43,135,782 divided by 3,241,681 shares
     outstanding).................................            $      13.31
                                                              ============
    CLASS E
    Net asset value and redemption price per share
     ($147,376,464 divided by 11,067,119
     shares outstanding)..........................            $      13.32
                                                              ============
    Identified cost of investments................            $431,959,364
                                                              ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

     INVESTMENT INCOME
       Dividends...............................             $ 7,182,864(a)
       Interest................................                 105,956(b)
                                                            -----------
                                                              7,288,820
     EXPENSES
       Management fees......................... $3,306,121
       Service and distribution fees--Class B..     31,469
       Service and distribution fees--Class E..    193,135
       Directors' fees and expenses............     23,201
       Custodian...............................    100,828
       Audit and tax services..................     21,371
       Legal...................................     11,159
       Printing................................    129,834
       Insurance...............................      9,365
       Miscellaneous...........................      4,323
                                                ----------
       Total expenses before reductions........  3,830,806
       Expense reductions......................    (60,501)   3,770,305
                                                ----------  -----------
     NET INVESTMENT INCOME.....................               3,518,515
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................              (1,465,943)
     Unrealized appreciation (depreciation) on:
       Investments--net........................              49,455,358
                                                            -----------
     Net gain (loss)...........................              47,989,415
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $51,507,930
                                                            ===========

(a)Net of foreign taxes of $30,912.
(b)Includes income on securities loaned of $1,966.

                See accompanying notes to financial statements.

                                    MSF-155

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  3,518,515  $  2,106,244
  Net realized gain (loss)..........................................   (1,465,943)   (8,409,227)
  Unrealized appreciation (depreciation)............................   49,455,358    78,955,204
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   51,507,930    72,652,221
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (1,577,007)            0
    Class B.........................................................       (6,125)            0
    Class E.........................................................     (544,986)            0
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (2,128,118)            0
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   85,702,821    70,921,920
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  135,082,633   143,574,141

NET ASSETS
  Beginning of the period...........................................  397,061,947   253,487,806
                                                                     ------------  ------------
  End of the period................................................. $532,144,580  $397,061,947
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  3,496,641  $  2,106,244
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2004         DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  3,544,182  $ 44,023,180   3,508,442  $ 37,028,371
  Reinvestments...............................................    127,178     1,577,007           0             0
  Redemptions................................................. (2,726,496)  (33,600,633) (2,688,260)  (27,168,061)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    944,864  $ 11,999,554     820,182  $  9,860,310
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  3,282,128  $ 40,965,664      95,797  $  1,012,485
  Reinvestments...............................................        496         6,125           0             0
  Redemptions.................................................   (135,698)   (1,687,160)     (1,957)      (21,603)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  3,146,926  $ 39,284,629      93,840  $    990,882
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  4,678,809  $ 57,458,393   6,586,078  $ 69,973,430
  Reinvestments...............................................     44,096       544,986           0             0
  Redemptions................................................. (1,908,422)  (23,584,741)   (933,250)   (9,902,702)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  2,814,483  $ 34,418,638   5,652,828  $ 60,070,728
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  6,906,273  $ 85,702,821   6,566,850  $ 70,921,920
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-156

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS


                                                                                                          CLASS A
                                                                                      --------------------------------------
                                                                                                  YEAR ENDED DECEMBER 31,
                                                                                      --------------------------------------
                                                                                        2004      2003     2002      2001
                                                                                      --------  -------- --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD................................................. $  12.06  $   9.61 $  11.56  $   9.79
                                                                                      --------  -------- --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................................     0.10      0.07     0.06      0.08
  Net realized and unrealized gain (loss) on investments.............................     1.27      2.38    (1.66)     1.72
                                                                                      --------  -------- --------  --------
  Total from investment operations...................................................     1.37      2.45    (1.60)     1.80
                                                                                      --------  -------- --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................................    (0.06)     0.00    (0.09)    (0.03)
  Distributions from net realized capital gains......................................     0.00      0.00    (0.16)     0.00
  Tax return of capital..............................................................     0.00      0.00    (0.10)     0.00
                                                                                      --------  -------- --------  --------
  Total distributions................................................................    (0.06)     0.00    (0.35)    (0.03)
                                                                                      --------  -------- --------  --------
NET ASSET VALUE, END OF PERIOD....................................................... $  13.37  $  12.06 $   9.61  $  11.56
                                                                                      ========  ======== ========  ========
TOTAL RETURN (%)                                                                          11.4      25.5    (14.2)     18.4
  Ratio of operating expenses to average net assets before expense reductions (%)....     0.79      0.83     0.83      0.86
  Ratio of operating expenses to average net assets after expense reductions (%) (d).     0.78      0.81     0.82      0.84
  Ratio of net investment income to average net assets (%)...........................     0.80      0.70     0.68      0.98
  Portfolio turnover rate (%)........................................................       16        13       30        33
  Net assets, end of period (000).................................................... $341,632  $296,728 $228,544  $213,758

                                                                                      --------

                                                                                      --------
                                                                                        2000
                                                                                      -------
NET ASSET VALUE, BEGINNING OF PERIOD................................................. $  8.93
                                                                                      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................................    0.13
  Net realized and unrealized gain (loss) on investments.............................    0.97
                                                                                      -------
  Total from investment operations...................................................    1.10
                                                                                      -------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................................   (0.14)
  Distributions from net realized capital gains......................................   (0.10)
  Tax return of capital..............................................................    0.00
                                                                                      -------
  Total distributions................................................................   (0.24)
                                                                                      -------
NET ASSET VALUE, END OF PERIOD....................................................... $  9.79
                                                                                      =======
TOTAL RETURN (%)                                                                         12.4
  Ratio of operating expenses to average net assets before expense reductions (%)....    0.94
  Ratio of operating expenses to average net assets after expense reductions (%) (d).    0.85
  Ratio of net investment income to average net assets (%)...........................    1.74
  Portfolio turnover rate (%)........................................................      82
  Net assets, end of period (000).................................................... $53,575

                                                                             CLASS B                               CLASS E
                                                                 ----------------------------     --------------------------
                                                                   YEAR ENDED    JULY 30, 2002(A)         YEAR ENDED
                                                                  DECEMBER 31,       THROUGH             DECEMBER 31,
                                                                 ---------------   DECEMBER 31,   -------------------------
                                                                   2004    2003        2002         2004     2003     2002
                                                                 -------  ------ ---------------- --------  ------- -------
NET ASSET VALUE, BEGINNING OF PERIOD............................ $ 12.01  $ 9.59      $ 9.96      $  12.02  $  9.59 $ 11.55
                                                                 -------  ------      ------      --------  ------- -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................    0.05    0.02        0.01          0.07     0.04    0.09
  Net realized and unrealized gain (loss) on investments........    1.29    2.40       (0.38)         1.28     2.39   (1.71)
                                                                 -------  ------      ------      --------  ------- -------
  Total from investment operations..............................    1.34    2.42       (0.37)         1.35     2.43   (1.62)
                                                                 -------  ------      ------      --------  ------- -------
LESS DISTRIBUTIONS
  Distributions from net investment income......................   (0.04)   0.00        0.00         (0.05)    0.00   (0.08)
  Distributions from net realized capital gains.................    0.00    0.00        0.00          0.00     0.00   (0.16)
  Tax return of capital.........................................    0.00    0.00        0.00          0.00     0.00   (0.10)
                                                                 -------  ------      ------      --------  ------- -------
  Total distributions...........................................   (0.04)   0.00        0.00         (0.05)    0.00   (0.34)
                                                                 -------  ------      ------      --------  ------- -------
NET ASSET VALUE, END OF PERIOD.................................. $ 13.31  $12.01      $ 9.59      $  13.32  $ 12.02 $  9.59
                                                                 =======  ======      ======      ========  ======= =======
TOTAL RETURN (%)................................................    11.2    25.2        (3.7)(b)      11.3     25.3   (14.3)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................    1.04    1.08        1.08 (c)      0.94     0.98    0.98
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................    1.03    1.06        1.07 (c)      0.93     0.96    0.97
Ratio of net investment income to average net assets (%)........    1.07    0.55        0.61 (c)      0.68     0.60    0.67
Portfolio turnover rate (%).....................................      16      13          30            16       13      30
Net assets, end of period (000)................................. $43,136  $1,138      $    9      $147,376  $99,196 $24,936

                                                                 ------------
                                                                 MAY 1, 2001(A)
                                                                    THROUGH
                                                                  DECEMBER 31,
                                                                      2001
                                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $11.00
                                                                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................       0.00
  Net realized and unrealized gain (loss) on investments........       0.55
                                                                     ------
  Total from investment operations..............................       0.55
                                                                     ------
LESS DISTRIBUTIONS
  Distributions from net investment income......................       0.00
  Distributions from net realized capital gains.................       0.00
  Tax return of capital.........................................       0.00
                                                                     ------
  Total distributions...........................................       0.00
                                                                     ------
NET ASSET VALUE, END OF PERIOD..................................     $11.55
                                                                     ======
TOTAL RETURN (%)................................................        5.0(b)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................       1.01(c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................       0.98(c)
Ratio of net investment income to average net assets (%)........       1.28(c)
Portfolio turnover rate (%).....................................         33
Net assets, end of period (000).................................     $  185

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-157

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--100.0% OF TOTAL NET ASSETS


                                                                  VALUE
         SHARES                                                  (NOTE 1)
       ---------------------------------------------------------------------

                     AIR FREIGHT & LOGISTICS--1.5%
          142,900    United Parcel Service, Inc. (Class B).... $  12,212,234
                                                               -------------

                     BIOTECHNOLOGY--6.4%
          256,500    Amgen, Inc. (b)..........................    16,454,475
          307,400    Genentech, Inc. (b)......................    16,734,856
          390,500    Gilead Sciences, Inc. (b)................    13,663,595
          240,500    MedImmune, Inc. (b)......................     6,519,955
                                                               -------------
                                                                  53,372,881
                                                               -------------

                     CAPITAL MARKETS--5.4%
           96,000    Lehman Brothers Holdings, Inc............     8,398,080
          279,800    Merrill Lynch & Co., Inc.................    16,723,646
          697,000    The Charles Schwab Corp..................     8,336,120
          112,100    The Goldman Sachs Group, Inc.............    11,662,884
                                                               -------------
                                                                  45,120,730
                                                               -------------

                     COMMERCIAL SERVICES & SUPPLIES--0.3%
           83,900    Paychex, Inc.............................     2,859,312
                                                               -------------

                     COMMUNICATIONS EQUIPMENT--5.2%
          756,700    Cisco Systems, Inc. (b)..................    14,604,310
          417,500    QUALCOMM, Inc............................    17,702,000
          136,200    Research In Motion, Ltd. (b).............    11,225,604
                                                               -------------
                                                                  43,531,914
                                                               -------------

                     COMPUTERS & PERIPHERALS--6.3%
          292,600    Apple Computer, Inc. (b).................    18,843,440
          494,600    Dell, Inc. (b)...........................    20,842,444
           78,900    International Business Machines Corp.....     7,777,962
           59,000    Lexmark International, Inc. (Class A) (b)     5,015,000
                                                               -------------
                                                                  52,478,846
                                                               -------------

                     CONSUMER FINANCE--2.5%
          368,200    American Express Co......................    20,755,434
                                                               -------------

                     DIVERSIFIED FINANCIAL SERVICES--2.5%
          532,860    JPMorgan Chase & Co......................    20,786,869
                                                               -------------

                     ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
          547,900    Agilent Technologies, Inc. (b)...........    13,204,390
                                                               -------------

                     ENERGY EQUIPMENT & SERVICES--2.7%
          338,000    Schlumberger, Ltd........................    22,629,100
                                                               -------------

                     FOOD & STAPLES RETAILING--3.0%
          151,000    Costco Wholesale Corp....................     7,309,910
          188,800    Whole Foods Market, Inc..................    18,002,080
                                                               -------------
                                                                  25,311,990
                                                               -------------

                     FOOD PRODUCTS--1.0%
          224,800    Cadbury Schweppes, Plc. (c) (ADR)........     8,474,960
                                                               -------------

                     HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
          114,800    Alcon, Inc...............................     9,252,880
                                                               -------------

                                                                   VALUE
       SHARES                                                     (NOTE 1)
     ------------------------------------------------------------------------

                   HEALTH CARE PROVIDERS & SERVICES--4.0%
        344,500    Caremark Rx, Inc. (b)....................... $  13,583,635
        116,500    UnitedHealth Group, Inc.....................    10,255,495
         85,300    WellPoint, Inc. (b).........................     9,809,500
                                                                -------------
                                                                   33,648,630
                                                                -------------

                   HOTELS, RESTAURANTS & LEISURE--2.9%
        392,800    Starbucks Corp. (b).........................    24,495,008
                                                                -------------

                   HOUSEHOLD DURABLES--1.1%
         71,800    Harman International Industries, Inc........     9,118,600
                                                                -------------

                   HOUSEHOLD PRODUCTS--1.3%
        204,700    The Procter & Gamble Co.....................    11,274,876
                                                                -------------

                   INDUSTRIAL CONGLOMERATES--3.8%
        875,400    General Electric Co.........................    31,952,100
                                                                -------------

                   INSURANCE--1.3%
        167,100    American International Group, Inc...........    10,973,457
                                                                -------------

                   INTERNET & CATALOG RETAIL--4.0%
        285,000    eBay, Inc. (b)..............................    33,139,800
                                                                -------------

                   INTERNET SOFTWARE & SERVICES--5.7%
         93,400    Google, Inc. (Class A) (b) (c)..............    18,035,540
        788,700    Yahoo!, Inc. (b)............................    29,718,216
                                                                -------------
                                                                   47,753,756
                                                                -------------

                   MEDIA--2.1%
         10,800    DreamWorks Animation SKG, Inc. (b)..........       405,108
        416,700    Sirius Satellite Radio, Inc. (b) (c)........     3,187,755
        311,400    Univision Communications, Inc. (Class A) (b)     9,114,678
        128,700    XM Satellite Radio Holdings, Inc. (b) (c)...     4,841,694
                                                                -------------
                                                                   17,549,235
                                                                -------------

                   MULTILINE RETAIL--2.6%
        414,300    Target Corp.................................    21,514,599
                                                                -------------

                   OIL & GAS--1.8%
         78,300    Suncor Energy, Inc..........................     2,771,820
        115,200    Total S.A. (ADR) (c)........................    12,653,568
                                                                -------------
                                                                   15,425,388
                                                                -------------

                   PERSONAL PRODUCTS--1.2%
        216,100    The Estee Lauder Cos., Inc. (Class A).......     9,890,897
                                                                -------------

                   PHARMACEUTICALS--7.1%
        119,300    Allergan, Inc...............................     9,671,651
        264,000    Eli Lilly & Co..............................    14,982,000
        338,200    Novartis AG (ADR)...........................    17,092,628
        153,000    Roche Holdings, Ltd. (ADR) (c)..............    17,612,962
                                                                -------------
                                                                   59,359,241
                                                                -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-158

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                              VALUE
        SHARES                                               (NOTE 1)
       -----------------------------------------------------------------

                 SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--3.1%
         420,400 Marvell Technology Group, Ltd. (b)....... $  14,911,588
         252,900 Maxim Integrated Products, Inc...........    10,720,431
                                                           -------------
                                                              25,632,019
                                                           -------------

                 SOFTWARE--10.5%
          77,300 Adobe Systems, Inc.......................     4,849,802
         397,300 Electronic Arts, Inc. (b)................    24,505,464
         208,400 Mercury Interactive Corp. (b)............     9,492,620
       1,008,300 Microsoft Corp...........................    26,931,693
         127,800 NAVTEQ (b)...............................     5,924,808
         353,800 SAP AG (ADR) (c).........................    15,641,498
                                                           -------------
                                                              87,345,885
                                                           -------------

                 SPECIALTY RETAIL--5.9%
         273,200 Bed Bath & Beyond, Inc. (b)..............    10,881,556
         350,400 Chico's FAS, Inc. (b) (c)................    15,953,712
         182,100 Lowe's Cos., Inc.........................    10,487,139
         243,900 PETsMART, Inc............................     8,665,767
          82,900 Williams-Sonoma, Inc. (b)................     2,904,816
                                                           -------------
                                                              48,892,990
                                                           -------------

                 TEXTILES, APPAREL & LUXURY GOODS--1.0%
         148,200 Coach, Inc. (b)..........................     8,358,480
                                                           -------------

                 WIRELESS TELECOMMUNICATION SERVICES--1.1%
         292,600 Nextel Communications, Inc. (Class A) (b)     8,778,000
                                                           -------------
                 Total Common Stocks
                  (Identified Cost $691,836,485)..........   835,094,501
                                                           -------------

         SHORT TERM INVESTMENTS--0.3%
            FACE                                            VALUE
           AMOUNT                                          (NOTE 1)
         -------------------------------------------------------------

                    COMMERCIAL PAPER--0.3%
         $2,454,000 Citicorp 2.000%, 01/03/05.......... $   2,454,000
                                                        -------------
                    Total Short Term Investments
                     (Identified Cost $2,454,000)......     2,454,000
                                                        -------------
                    Total Investments--100.3%
                     (Identified Cost $694,290,485) (a)   837,548,501
                    Other assets less liabilities......    (2,259,536)
                                                        -------------
                    TOTAL NET ASSETS--100%............. $ 835,288,965
                                                        =============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-159

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

    ASSETS
      Investments at value........................             $837,548,501
      Cash........................................                      454
      Collateral for securities loaned............               47,685,887
      Receivable for:
       Securities sold............................                1,953,248
       Fund shares sold...........................                3,363,178
       Dividends and interest.....................                  287,909
                                                               ------------
        Total Assets..............................              890,839,177
    LIABILITIES
      Payable for:
       Fund shares redeemed....................... $ 4,313,515
       Securities purchased.......................   2,946,034
       Return of collateral for securities
        loaned....................................  47,685,887
      Accrued expenses:
       Management fees............................     452,761
       Service and distribution fees..............      80,240
       Deferred directors fees....................       4,265
       Other expenses.............................      67,510
                                                   -----------
        Total Liabilities.........................               55,550,212
                                                               ------------
    NET ASSETS....................................             $835,288,965
                                                               ============
      Net assets consist of:
       Capital paid in............................             $740,217,570
       Undistributed net investment income
        (loss)....................................                2,439,621
       Accumulated net realized gains
        (losses)..................................              (50,626,242)
       Unrealized appreciation (depreciation) on
        investments and foreign currency..........              143,258,016
                                                               ------------
    NET ASSETS....................................             $835,288,965
                                                               ============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per
     share ($504,940,302 divided by
     46,249,891 shares outstanding)...............             $      10.92
                                                               ============
    CLASS B
    Net asset value and redemption price per
     share ($330,348,663 divided by
     30,430,068 shares outstanding)...............             $      10.86
                                                               ============
    Identified cost of investments................             $694,290,485
                                                               ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

     INVESTMENT INCOME
       Dividends...............................              $ 8,143,395(a)
       Interest................................                  289,954(b)
                                                             -----------
                                                               8,433,349
     EXPENSES
       Management fees......................... $ 4,687,248
       Service and distribution fees--Class B..     948,744
       Directors' fees and expenses............      23,616
       Custodian...............................     116,218
       Audit and tax services..................      21,371
       Legal...................................      17,918
       Printing................................     222,832
       Insurance...............................      12,873
       Miscellaneous...........................       3,559
                                                -----------
       Total expenses before reductions........   6,054,379
       Expense reductions......................    (120,909)   5,933,470
                                                -----------  -----------
     NET INVESTMENT INCOME (LOSS)..............                2,499,879
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  14,240,676
       Foreign currency transactions--net......        (122)  14,240,554
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................               53,934,942
                                                             -----------
     Net gain (loss)...........................               68,175,496
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $70,675,375
                                                             ===========

(a)Net of foreign taxes of $156,478.
(b)Income on securities loaned of $62,195.

                See accompanying notes to financial statements.

                                    MSF-160

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $  2,499,879  $    384,383
  Net realized gain (loss)..........................................   14,240,554   (17,687,286)
  Unrealized appreciation (depreciation)............................   53,934,942   136,257,702
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   70,675,375   118,954,799
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (336,147)     (551,417)
    Class B.........................................................      (34,259)     (190,137)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................     (370,406)     (741,554)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  165,651,564   140,539,809
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  235,956,533   258,753,054

NET ASSETS
  Beginning of the period...........................................  599,332,432   340,579,378
                                                                     ------------  ------------
  End of the period................................................. $835,288,965  $599,332,432
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  2,439,621  $    332,998
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                 YEAR ENDED
                                                                    DECEMBER 31, 2004          DECEMBER 31, 2003
                                                               --------------------------  ------------------------
                                                                  SHARES          $          SHARES          $
                                                               -----------  -------------  ----------  ------------
CLASS A
  Sales.......................................................  16,250,418  $ 172,828,292   2,998,971  $ 25,320,663
  Reinvestments...............................................      32,795        336,147      68,414       551,417
  Redemptions.................................................  (4,310,178)   (43,634,960) (5,533,490)  (47,391,337)
                                                               -----------  -------------  ----------  ------------
  Net increase (decrease).....................................  11,973,035  $ 129,529,479  (2,466,105) $(21,519,257)
                                                               ===========  =============  ==========  ============
CLASS B
  Sales.......................................................  26,074,444  $ 260,495,604  25,703,973  $223,774,201
  Reinvestments...............................................       3,355         34,259      23,620       190,137
  Redemptions................................................. (21,321,067)  (224,407,778) (7,486,471)  (61,905,272)
                                                               -----------  -------------  ----------  ------------
  Net increase (decrease).....................................   4,756,732  $  36,122,085  18,241,122  $162,059,066
                                                               ===========  =============  ==========  ============
  Increase (decrease) derived from capital share transactions.  16,729,767  $ 165,651,564  15,775,017  $140,539,809
                                                               ===========  =============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-161

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS


                                                                                                 CLASS A
                                                                                   -------------------------------
                                                                                       YEAR ENDED      MAY 1, 2002(A)
                                                                                      DECEMBER 31,        THROUGH
                                                                                   ------------------   DECEMBER 31,
                                                                                     2004      2003         2002
                                                                                   --------  --------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $  10.01  $   7.71     $  10.00
                                                                                   --------  --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....................................................     0.03      0.02         0.02
  Net realized and unrealized gain (loss) on investments..........................     0.89      2.30        (2.31)
                                                                                   --------  --------     --------
  Total from investment operations................................................     0.92      2.32        (2.29)
                                                                                   --------  --------     --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (0.01)    (0.02)        0.00
                                                                                   --------  --------     --------
  Total distributions.............................................................    (0.01)    (0.02)        0.00
                                                                                   --------  --------     --------
NET ASSET VALUE, END OF PERIOD.................................................... $  10.92  $  10.01     $   7.71
                                                                                   ========  ========     ========
TOTAL RETURN (%)..................................................................      9.2      30.1        (22.9)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.71      0.73         0.74 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.69      0.70         0.68 (c)
Ratio of net investment income (loss) to average net assets (%)...................     0.41      0.17         0.31 (c)
Portfolio turnover rate (%).......................................................       68        68           82 (c)
Net assets, end of period (000)................................................... $504,940  $343,253     $283,320

                                                                                                CLASS B
                                                                                   -----------------------------
                                                                                       YEAR ENDED     MAY 1, 2002(A)
                                                                                      DECEMBER 31,       THROUGH
                                                                                   -----------------   DECEMBER 31,
                                                                                     2004     2003         2002
                                                                                   -------- --------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $   9.97 $   7.70     $ 10.00
                                                                                   -------- --------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....................................................     0.04     0.00        0.00
  Net realized and unrealized gain (loss) on investments..........................     0.85     2.28       (2.30)
                                                                                   -------- --------     -------
  Total from investment operations................................................     0.89     2.28       (2.30)
                                                                                   -------- --------     -------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................     0.00    (0.01)       0.00
                                                                                   -------- --------     -------
  Total distributions.............................................................     0.00    (0.01)       0.00
                                                                                   -------- --------     -------
NET ASSET VALUE, END OF PERIOD.................................................... $  10.86 $   9.97     $  7.70
                                                                                   ======== ========     =======
TOTAL RETURN (%)..................................................................      8.9     29.7       (23.0)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.96     0.98        0.99 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.94     0.95        0.93 (c)
Ratio of net investment income (loss) to average net assets (%)...................     0.29    (0.11)       0.06 (c)
Portfolio turnover rate (%).......................................................       68       68          82 (c)
Net assets, end of period (000)................................................... $330,349 $256,079     $57,259

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-162

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--97.4% OF TOTAL NET ASSETS



                                                                   VALUE
     SHARES                                                       (NOTE 1)
    ------------------------------------------------------------------------

             AEROSPACE & DEFENSE--3.9%
       1,200 General Dynamics Corp............................. $    125,520
       2,600 L-3 Communications Holdings, Inc..................      190,424
      30,900 The Boeing Co.....................................    1,599,693
       8,400 United Technologies Corp..........................      868,140
                                                                ------------
                                                                   2,783,777
                                                                ------------

             AIR FREIGHT & LOGISTICS--0.4%
       2,800 FedEx Corp........................................      275,772
                                                                ------------

             AUTO COMPONENTS--0.2%
       2,600 Johnson Controls, Inc.............................      164,944
                                                                ------------

             BEVERAGES--0.8%
       6,100 PepsiCo, Inc......................................      318,420
       8,900 The Pepsi Bottling Group, Inc.....................      240,656
                                                                ------------
                                                                     559,076
                                                                ------------

             BIOTECHNOLOGY--2.7%
      16,200 Amgen, Inc. (b)...................................    1,039,230
       4,000 Biogen Idec, Inc. (b).............................      266,440
         800 Charles River Laboratories International, Inc. (b)       36,808
       4,700 Genzyme Corp. (b).................................      272,929
       9,700 Gilead Sciences, Inc. (b).........................      339,403
                                                                ------------
                                                                   1,954,810
                                                                ------------

             BUILDING PRODUCTS--0.8%
      15,400 Masco Corp........................................      562,562
                                                                ------------

             CAPITAL MARKETS--0.2%
       1,300 Lehman Brothers Holdings, Inc.....................      113,724
                                                                ------------

             COMMERCIAL BANKS--1.7%
       1,700 Commerce Bancorp, Inc.............................      109,480
      15,700 U.S. Bancorp......................................      491,724
      10,300 Wells Fargo & Co..................................      640,145
                                                                ------------
                                                                   1,241,349
                                                                ------------

             COMMERCIAL SERVICES & SUPPLIES--0.3%
       1,000 Apollo Group, Inc. (Class A) (b)..................       80,710
       7,300 Cendant Corp......................................      170,674
                                                                ------------
                                                                     251,384
                                                                ------------

             COMMUNICATIONS EQUIPMENT--6.8%
     113,800 Cisco Systems, Inc. (b)...........................    2,196,340
       2,000 Harris Corp.......................................      123,580
      49,300 Motorola, Inc.....................................      847,960
      41,200 QUALCOMM, Inc.....................................    1,746,880
                                                                ------------
                                                                   4,914,760
                                                                ------------

             COMPUTERS & PERIPHERALS--5.0%
      42,200 Dell, Inc. (b)....................................    1,778,308
      56,700 EMC Corp. (b).....................................      843,129
       1,800 International Business Machines Corp..............      177,444

                                                                VALUE
        SHARES                                                 (NOTE 1)
       ------------------------------------------------------------------

                COMPUTERS & PERIPHERALS--(CONTINUED)
          2,600 Lexmark International, Inc. (Class A) (b)... $    221,000
          2,100 QLogic Corp. (b)............................       77,133
          7,200 SanDisk Corp. (b)...........................      179,784
          9,500 Storage Technology Corp. (b)................      300,295
                                                             ------------
                                                                3,577,093
                                                             ------------

                CONSTRUCTION MATERIALS--0.0%
            500 Vulcan Materials Co.........................       27,305
                                                             ------------

                CONSUMER FINANCE--2.6%
          3,200 American Express Co.........................      180,384
         11,100 Capital One Financial Corp..................      934,731
         14,900 MBNA Corp...................................      420,031
          5,700 SLM Corp....................................      304,323
                                                             ------------
                                                                1,839,469
                                                             ------------

                CONTAINERS & PACKAGING--0.0%
            600 Ball Corp...................................       26,388
                                                             ------------

                DIVERSIFIED FINANCIAL SERVICES--0.6%
          8,596 Doral Financial Corp........................      423,353
                                                             ------------

                DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
          6,100 CenturyTel, Inc.............................      216,367
          3,200 Sprint Corp.................................       79,520
          5,300 Verizon Communications, Inc.................      214,703
                                                             ------------
                                                                  510,590
                                                             ------------

                ELECTRIC UTILITIES--0.7%
         16,200 Edison International........................      518,886
                                                             ------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
          2,700 Jabil Circuit, Inc. (b).....................       69,066
                                                             ------------

                FOOD & STAPLES RETAILING--3.4%
         17,000 Costco Wholesale Corp.......................      822,970
         30,600 Wal-Mart Stores, Inc........................    1,616,292
                                                             ------------
                                                                2,439,262
                                                             ------------

                HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
          4,600 Becton, Dickinson & Co......................      261,280
          2,800 Fisher Scientific International, Inc. (b)...      174,664
         16,700 Medtronic, Inc..............................      829,489
            800 Respironics, Inc. (b).......................       43,488
         16,400 St. Jude Medical, Inc. (b)..................      687,652
          6,900 Varian Medical Systems, Inc. (b)............      298,356
          4,800 Zimmer Holdings, Inc. (b)...................      384,576
                                                             ------------
                                                                2,679,505
                                                             ------------

                HEALTH CARE PROVIDERS & SERVICES--5.5%
          8,100 Caremark Rx, Inc. (b).......................      319,383
          3,100 Community Health Systems, Inc. (b)..........       86,428
          9,850 Coventry Health Care, Inc. (b)..............      522,838
          4,400 Express Scripts, Inc. (Class A) (b).........      336,336

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-163

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                  VALUE
      SHARES                                                     (NOTE 1)
     ----------------------------------------------------------------------

              HEALTH CARE PROVIDERS & SERVICES--(CONTINUED)
        2,700 Manor Care, Inc................................. $     95,661
        8,100 Medco Health Solutions, Inc. (b)................      336,960
        3,900 PacifiCare Health Systems, Inc. (b).............      220,428
        2,500 Sierra Health Services, Inc. (b)................      137,775
       15,466 UnitedHealth Group, Inc.........................    1,361,472
        1,600 Universal Health Services, Inc. (Class B).......       71,200
        2,600 WellChoice, Inc. (b)............................      138,840
        2,700 WellPoint, Inc. (b).............................      310,500
                                                               ------------
                                                                  3,937,821
                                                               ------------

              HOTELS, RESTAURANTS & LEISURE--2.7%
        7,700 Darden Restaurants, Inc.........................      213,598
        5,800 Harrah's Entertainment, Inc.....................      387,962
        2,468 Las Vegas Sands Corp. (b).......................      118,464
        7,500 Royal Caribbean Cruises, Ltd....................      408,300
        7,700 Starbucks Corp. (b).............................      480,172
        7,400 Yum! Brands, Inc................................      349,132
                                                               ------------
                                                                  1,957,628
                                                               ------------

              HOUSEHOLD DURABLES--0.9%
          300 NVR, Inc. (b)...................................      230,820
          800 The Black & Decker Corp.........................       70,664
        5,500 Whirlpool Corp..................................      380,655
                                                               ------------
                                                                    682,139
                                                               ------------

              HOUSEHOLD PRODUCTS--0.8%
       10,000 The Procter & Gamble Co.........................      550,800
                                                               ------------

              IT SERVICES--1.0%
       10,800 Accenture, Ltd. (Class A) (b)...................      291,600
        3,600 Affiliated Computer Services, Inc. (Class A) (b)      216,684
        4,500 Fiserv, Inc. (b)................................      180,855
                                                               ------------
                                                                    689,139
                                                               ------------

              INDUSTRIAL CONGLOMERATES--1.0%
       19,200 General Electric Co.............................      700,800
                                                               ------------

              INSURANCE--1.0%
          700 Ambac Financial Group, Inc......................       57,491
        5,200 Fidelity National Financial, Inc................      237,484
        4,800 The Progressive Corp............................      407,232
                                                               ------------
                                                                    702,207
                                                               ------------

              INTERNET & CATALOG RETAIL--1.6%
       10,200 eBay, Inc. (b)..................................    1,186,056
                                                               ------------

              INTERNET SOFTWARE & SERVICES--0.8%
       15,300 Yahoo!, Inc. (b)................................      576,504
                                                               ------------

              INVESTMENT COMPANY--2.0%
        8,900 iShares Russell 2000 Index Fund.................    1,152,550
        2,360 SPDR Trust Series 1.............................      285,253
                                                               ------------
                                                                  1,437,803
                                                               ------------

                                                               VALUE
        SHARES                                                (NOTE 1)
       -----------------------------------------------------------------

                LEISURE EQUIPMENT & PRODUCTS--0.1%
            900 Polaris Industries, Inc.................... $     61,218
                                                            ------------

                MACHINERY--0.6%
          2,400 Danaher Corp...............................      137,784
          2,500 Illinois Tool Works, Inc...................      231,700
            800 ITT Industries, Inc........................       67,560
                                                            ------------
                                                                 437,044
                                                            ------------

                MEDIA--0.2%
          5,000 The Walt Disney Co.........................      139,000
                                                            ------------

                MULTILINE RETAIL--1.9%
          9,600 Kohl's Corp. (b)...........................      472,032
          6,500 Nordstrom, Inc.............................      303,745
         11,200 Target Corp................................      581,616
                                                            ------------
                                                               1,357,393
                                                            ------------

                OFFICE ELECTRONICS--0.5%
         21,900 Xerox Corp. (b)............................      372,519
                                                            ------------

                OIL & GAS--2.5%
         11,100 Amerada Hess Corp..........................      914,418
          4,600 Anadarko Petroleum Corp....................      298,126
          2,100 Apache Corp................................      106,197
         11,400 Valero Energy Corp.........................      517,560
                                                            ------------
                                                               1,836,301
                                                            ------------

                PERSONAL PRODUCTS--1.8%
         12,900 Avon Products, Inc.........................      499,230
          3,500 The Estee Lauder Cos., Inc. (Class A)......      160,195
         13,600 The Gillette Co............................      609,008
                                                            ------------
                                                               1,268,433
                                                            ------------

                PHARMACEUTICALS--11.2%
         29,600 Abbott Laboratories........................    1,380,840
         55,400 Johnson & Johnson..........................    3,513,468
         97,100 Pfizer, Inc................................    2,611,019
         12,800 Wyeth......................................      545,152
                                                            ------------
                                                               8,050,479
                                                            ------------

                ROAD & RAIL--0.3%
          5,300 J.B. Hunt Transport Services, Inc..........      237,705
                                                            ------------

                SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--4.2%
          8,300 Advanced Micro Devices, Inc. (b)...........      182,766
          3,000 Applied Materials, Inc. (b)................       51,300
         17,777 Freescale Semiconductor, Inc. (Class B) (b)      326,386
         81,900 Intel Corp.................................    1,915,641
          2,100 Maxim Integrated Products, Inc.............       89,019
         17,000 Texas Instruments, Inc.....................      418,540
          1,200 Xilinx, Inc................................       35,580
                                                            ------------
                                                               3,019,232
                                                            ------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-164

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                             VALUE
          SHARES                                            (NOTE 1)
          ------------------------------------------------------------

                  SOFTWARE--10.3%
           27,400 Adobe Systems, Inc..................... $  1,719,076
           15,600 Autodesk, Inc..........................      592,020
            5,800 Computer Associates International, Inc.      180,148
          112,400 Microsoft Corp.........................    3,002,204
           84,400 Oracle Corp. (b).......................    1,157,968
           30,900 Symantec Corp. (b).....................      795,984
                                                          ------------
                                                             7,447,400
                                                          ------------

                  SPECIALTY RETAIL--7.9%
            2,800 Abercrombie & Fitch Co. (Class A)......      131,460
           16,300 Best Buy Co., Inc......................      968,546
            1,500 Chico's FAS, Inc. (b)..................       68,295
            1,100 Claire's Stores, Inc...................       23,375
           17,200 Lowe's Cos., Inc.......................      990,548
           13,500 Michaels Stores, Inc...................      404,595
            1,500 RadioShack Corp........................       49,320
           26,700 Staples, Inc...........................      900,057
           47,200 The Home Depot, Inc....................    2,017,328
            4,800 TJX Cos., Inc..........................      120,624
            1,600 Williams-Sonoma, Inc. (b)..............       56,064
                                                          ------------
                                                             5,730,212
                                                          ------------

                  TEXTILES, APPAREL & LUXURY GOODS--1.7%
            2,800 Coach, Inc. (b)........................      157,920
            7,900 Liz Claiborne, Inc.....................      333,459
            5,300 NIKE, Inc. (Class B)...................      480,657
            3,700 The Timberland Co. (Class A) (b).......      231,879
                                                          ------------
                                                             1,203,915
                                                          ------------

                  THRIFTS & MORTGAGE FINANCE--1.4%
           14,200 Federal National Mortgage Association..    1,011,182
                                                          ------------

                  TOBACCO--0.9%
           10,800 Altria Group, Inc......................      659,880
                                                          ------------
                  Total Common Stocks
                   (Identified Cost $60,279,616).........   70,185,885
                                                          ------------

        SHORT TERM INVESTMENTS--2.4%
           FACE                                                VALUE
          AMOUNT                                              (NOTE 1)
        ----------------------------------------------------------------

                   COMMERCIAL PAPER--2.4%
        $1,708,000 State Street Boston Corp. 1.250%, 1/3/05 $  1,707,881
                                                            ------------
                   Total Short Term Investments
                    (Identified Cost $1,707,881)...........    1,707,881
                                                            ------------
                   Total Investments--99.8%
                    (Identified Cost $61,987,497) (a)......   71,893,766
                   Other assets less liabilities...........      164,125
                                                            ------------
                   TOTAL NET ASSETS--100%.................. $ 72,057,891
                                                            ============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-165

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

     ASSETS
       Investments at value.........................         $ 71,893,766
       Cash.........................................                1,064
       Receivable for:
        Securities sold.............................               31,027
        Fund shares sold............................              208,552
        Dividends and interest......................               45,929
                                                             ------------
         Total Assets...............................           72,180,338
     LIABILITIES
       Payable for:
        Fund shares redeemed........................ $30,221
       Accrued expenses:
        Management fees.............................  43,243
        Service and distribution fees...............   2,870
        Other expenses..............................  46,113
                                                     -------
         Total Liabilities..........................              122,447
                                                             ------------
     NET ASSETS.....................................         $ 72,057,891
                                                             ============
       Net assets consist of:
        Capital paid in.............................         $ 98,716,867
        Undistributed net investment income (loss)..              287,232
        Accumulated net realized gains (losses).....          (36,852,477)
        Unrealized appreciation (depreciation)
         on investments.............................            9,906,269
                                                             ------------
     NET ASSETS.....................................         $ 72,057,891
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ( $53,363,400 divided by
      11,269,038 shares outstanding)................         $       4.74
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ( $6,906,856 divided by
      1,466,585 shares outstanding).................         $       4.71
                                                             ============
     CLASS E
     Net asset value and redemption price per
      share ( $11,787,635 divided by
      2,500,175 shares outstanding).................         $       4.71
                                                             ============
     Identified cost of investments.................         $ 61,987,497
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

       INVESTMENT INCOME
         Dividends...............................           $  980,413(a)
         Interest................................                9,855(b)
                                                            ----------
                                                               990,268
       EXPENSES
         Management fees......................... $541,520
         Service and distribution fees--Class B..    8,900
         Service and distribution fees--Class E..   17,113
         Directors' fees and expenses............   23,099
         Custodian...............................   89,252
         Audit and tax services..................   21,371
         Legal...................................    1,819
         Printing................................   19,725
         Insurance...............................    1,567
         Miscellaneous...........................    3,866
                                                  --------
         Total expenses before reductions........  728,232
         Expense reimbursements..................  (25,317)
         Expense reductions......................  (13,824)    689,091
                                                  --------  ----------
       NET INVESTMENT INCOME (LOSS)..............              301,177
                                                            ----------
       REALIZED AND UNREALIZED GAIN (LOSS)
       Realized gain (loss) on:
         Investments--net........................            1,923,646
                                                            ----------
       Unrealized appreciation (depreciation) on:
         Investments--net........................            1,097,442
                                                            ----------
         Net gain (loss).........................            3,021,088
                                                            ----------
       NET INCREASE (DECREASE) IN NET ASSETS
        FROM OPERATIONS..........................           $3,322,265
                                                            ==========

(a)Net of foreign taxes of $966.
(b)Includes income on securities loaned of $199.

                See accompanying notes to financial statements.

                                    MSF-166

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED   YEAR ENDED
                                                                     DECEMBER 31, DECEMBER 31,
                                                                         2004         2003
                                                                     ------------ ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $   301,177  $    51,934
  Net realized gain (loss)..........................................   1,923,646   (2,800,920)
  Unrealized appreciation (depreciation)............................   1,097,442   16,172,583
                                                                     -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   3,322,265   13,423,597
                                                                     -----------  -----------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (59,610)           0
                                                                     -----------  -----------
  TOTAL DISTRIBUTIONS...............................................     (59,610)           0
                                                                     -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   1,354,200    7,688,966
                                                                     -----------  -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   4,616,855   21,112,563

NET ASSETS
  Beginning of the period...........................................  67,441,036   46,328,473
                                                                     -----------  -----------
  End of the period................................................. $72,057,891  $67,441,036
                                                                     ===========  ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   287,232  $    51,934
                                                                     ===========  ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2004         DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  1,874,770  $  8,484,779   6,152,945  $ 24,034,542
  Reinvestments...............................................     12,931        59,610           0             0
  Redemptions................................................. (2,707,052)  (12,198,225) (5,729,150)  (22,707,536)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................   (819,351) $ (3,653,836)    423,795  $  1,327,006
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  1,323,577  $  5,882,565     401,795  $  1,696,091
  Redemptions.................................................   (217,876)     (972,004)    (41,139)     (175,038)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,105,701  $  4,910,561     360,656  $  1,521,053
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................    656,943  $  2,959,394   1,843,569  $  7,284,870
  Redemptions.................................................   (635,446)   (2,861,919)   (611,249)   (2,443,963)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................     21,497  $     97,475   1,232,320  $  4,840,907
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.    307,847  $  1,354,200   2,016,771  $  7,688,966
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-167

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

FINANCIAL HIGHLIGHTS









NET ASSET VALUE, BEGINNING OF PERIOD...................................................................

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).........................................................................
  Net realized and unrealized gain (loss) on investments...............................................

  Total from investment operations.....................................................................

LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................

  Total distributions..................................................................................

NET ASSET VALUE, END OF PERIOD.........................................................................

TOTAL RETURN (%).......................................................................................
Ratio of operating expenses to average net assets before expense reductions (%)........................
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................
Ratio of net investment income (loss) to average net assets (%)........................................
Portfolio turnover rate (%)............................................................................
Net assets, end of period (000)........................................................................
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%).........................................................................

                                                                                                                             CLASS A
                                                                                                        ----------------------------

                                                                                                 YEAR ENDED DECEMBER 31,
                                                                                                ---------------------------
                                                                                              2004    2003     2002     2001
                                                                                            -------  ------- -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD...................................................... $  4.52  $  3.59 $  5.05  $  7.29
                                                                                           -------  ------- -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)............................................................    0.02     0.00    0.00    (0.01)
  Net realized and unrealized gain (loss) on investments..................................    0.21     0.93   (1.46)   (2.23)
                                                                                           -------  ------- -------  -------
  Total from investment operations........................................................    0.23     0.93   (1.46)   (2.24)
                                                                                           -------  ------- -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income................................................   (0.01)    0.00    0.00     0.00
                                                                                           -------  ------- -------  -------
  Total distributions.....................................................................   (0.01)    0.00    0.00     0.00
                                                                                           -------  ------- -------  -------
NET ASSET VALUE, END OF PERIOD............................................................ $  4.74  $  4.52 $  3.59  $  5.05
                                                                                           =======  ======= =======  =======
TOTAL RETURN (%)..........................................................................     5.0     25.9   (28.9)   (30.8)
Ratio of operating expenses to average net assets before expense reductions (%)...........    1.00     1.00    1.00     1.00
Ratio of operating expenses to average net assets after expense reductions (%) (d)........    0.98     0.93      --       --
Ratio of net investment income (loss) to average net assets (%)...........................    0.46     0.12    0.00    (0.25)
Portfolio turnover rate (%)...............................................................      67       90      60       77
Net assets, end of period (000)........................................................... $53,363  $54,654 $41,866  $54,626
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%)............................................................    1.04     1.07    1.07     1.12

                                                                                                        -----------
                                                                                                        MAY 1, 2000(A)
                                                                                                           THROUGH
                                                                                                         DECEMBER 31,
                                                                                                             2000
                                                                                                        --------------
NET ASSET VALUE, BEGINNING OF PERIOD...................................................................    $ 10.00
                                                                                                           -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).........................................................................      (0.01)
  Net realized and unrealized gain (loss) on investments...............................................      (2.70)
                                                                                                           -------
  Total from investment operations.....................................................................      (2.71)
                                                                                                           -------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................       0.00
                                                                                                           -------
  Total distributions..................................................................................       0.00
                                                                                                           -------
NET ASSET VALUE, END OF PERIOD.........................................................................    $  7.29
                                                                                                           =======
TOTAL RETURN (%).......................................................................................      (27.1)(b)
Ratio of operating expenses to average net assets before expense reductions (%)........................       1.00 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................         --
Ratio of net investment income (loss) to average net assets (%)........................................      (0.23)(c)
Portfolio turnover rate (%)............................................................................         70 (c)
Net assets, end of period (000)........................................................................    $36,932
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................       1.39 (c)

                                                                       CLASS B                                     CLASS E
                                                            ----------------------------------     ------------------------
                                                                                    MAY 1, 2002(A)
                                                            YEAR ENDED DECEMBER 31,    THROUGH     YEAR ENDED DECEMBER 31,
                                                            ----------------------   DECEMBER 31,  -----------------------
                                                             2004        2003            2002       2004     2003    2002
                                                              ------      ------    -------------- ------- -------  ------
NET ASSET VALUE, BEGINNING OF PERIOD....................... $ 4.50      $ 3.57          $ 4.39     $  4.50 $  3.58  $ 5.04
                                                              ------      ------        ------     ------- -------  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).............................   0.01        0.00            0.00        0.02    0.00    0.00
  Net realized and unrealized gain (loss) on investments...   0.20        0.93           (0.82)       0.19    0.92   (1.46)
                                                              ------      ------        ------     ------- -------  ------
  Total from investment operations.........................   0.21        0.93           (0.82)       0.21    0.92   (1.46)
                                                              ------      ------        ------     ------- -------  ------
NET ASSET VALUE, END OF PERIOD............................. $ 4.71      $ 4.50          $ 3.57     $  4.71 $  4.50  $ 3.58
                                                              ======      ======        ======     ======= =======  ======
TOTAL RETURN (%)...........................................    4.7        26.1           (18.7)(b)     4.7    25.7   (29.0)
  Ratio of operating expenses to average net assets before
   expense reductions (%)..................................   1.25        1.25            1.25 (c)    1.15    1.15    1.15
  Ratio of operating expenses to average net assets after
   expense reductions (%) (d)..............................   1.23        1.18              --        1.13    1.08      --
  Ratio of net investment income (loss) to
   average net assets (%)..................................   0.55       (0.15)          (0.25)(c)    0.33   (0.04)  (0.06)
  Portfolio turnover rate (%)..............................     67          90              60 (c)      67      90      60
  Net assets, end of period (000).......................... $6,907      $1,625          $  0.8     $11,788 $11,162  $4,462
  The ratios of operating expenses to average net assets
   without giving effect to the contractual expense
   agreement would have been (%)...........................   1.29        1.32            1.32 (c)    1.19    1.22    1.22

                                                            -----------
                                                            MAY 1, 2001(A)
                                                               THROUGH
                                                             DECEMBER 31,
                                                                 2001
                                                            --------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................     $ 6.14
                                                                ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).............................      (0.01)
  Net realized and unrealized gain (loss) on investments...      (1.09)
                                                                ------
  Total from investment operations.........................      (1.10)
                                                                ------
NET ASSET VALUE, END OF PERIOD.............................     $ 5.04
                                                                ======
TOTAL RETURN (%)...........................................      (17.9)(b)
  Ratio of operating expenses to average net assets before
   expense reductions (%)..................................       1.15 (c)
  Ratio of operating expenses to average net assets after
   expense reductions (%) (d)..............................         --
  Ratio of net investment income (loss) to
   average net assets (%)..................................      (0.35)(c)
  Portfolio turnover rate (%)..............................         77
  Net assets, end of period (000)..........................     $1,036
  The ratios of operating expenses to average net assets
   without giving effect to the contractual expense
   agreement would have been (%)...........................       1.27 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-168

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--97.8% OF TOTAL NET ASSETS

                                                              VALUE
         SHARES                                              (NOTE 1)
       ------------------------------------------------------------------

                  AEROSPACE & DEFENSE--2.0%
           84,875 General Dynamics Corp.................. $     8,877,925
           50,399 Goodrich Corp..........................       1,645,023
          364,506 Honeywell International, Inc...........      12,907,158
           48,800 L-3 Communications Holdings, Inc.......       3,574,112
          187,589 Lockheed Martin Corp...................      10,420,569
          156,039 Northrop Grumman Corp..................       8,482,280
          191,565 Raytheon Co............................       7,438,469
           74,810 Rockwell Collins, Inc..................       2,950,506
          355,789 The Boeing Co..........................      18,419,197
          216,561 United Technologies Corp...............      22,381,579
                                                          ---------------
                                                               97,096,818
                                                          ---------------

                  AIR FREIGHT & LOGISTICS--1.1%
          127,371 FedEx Corp.............................      12,544,770
           27,246 Ryder System, Inc......................       1,301,541
          474,949 United Parcel Service, Inc. (Class B)..      40,589,142
                                                          ---------------
                                                               54,435,453
                                                          ---------------

                  AIRLINES--0.1%
           54,839 Delta Air Lines, Inc. (b) (c)..........         410,196
          330,357 Southwest Airlines Co..................       5,378,212
                                                          ---------------
                                                                5,788,408
                                                          ---------------

                  AUTO COMPONENTS--0.2%
           31,726 Cooper Tire & Rubber Co................         683,695
           63,469 Dana Corp..............................       1,099,918
          237,811 Delphi Corp............................       2,145,055
           80,662 Johnson Controls, Inc..................       5,117,197
           74,316 The Goodyear Tire & Rubber Co. (b) (c).       1,089,473
           54,892 Visteon Corp. (c)......................         536,295
                                                          ---------------
                                                               10,671,633
                                                          ---------------

                  AUTOMOBILES--0.6%
          775,343 Ford Motor Co..........................      11,351,021
          239,352 General Motors Corp. (c)...............       9,588,441
          124,501 Harley-Davidson, Inc...................       7,563,436
                                                          ---------------
                                                               28,502,898
                                                          ---------------

                  BEVERAGES--2.2%
           15,860 Adolph Coors Co. (Class B).............       1,200,126
          334,801 Anheuser-Busch Cos., Inc...............      16,984,455
           51,602 Brown-Forman Corp. (Class B)...........       2,511,985
          198,840 Coca-Cola Enterprises, Inc.............       4,145,814
          713,818 PepsiCo, Inc...........................      37,261,300
        1,025,264 The Coca-Cola Co.......................      42,681,740
          105,976 The Pepsi Bottling Group, Inc..........       2,865,591
                                                          ---------------
                                                              107,651,011
                                                          ---------------

                  BIOTECHNOLOGY--1.3%
          538,235 Amgen, Inc. (b)........................      34,527,775
           83,068 Applera Corp.--Applied Biosystems Group       1,736,952
          141,347 Biogen Idec, Inc. (b)..................       9,415,124
           79,176 Chiron Corp. (b) (c)...................       2,638,936

                                                               VALUE
        SHARES                                                (NOTE 1)
      --------------------------------------------------------------------

                 BIOTECHNOLOGY--(CONTINUED)
         105,026 Genzyme Corp. (b)........................ $     6,098,860
         183,453 Gilead Sciences, Inc. (b)................       6,419,020
         105,399 MedImmune, Inc. (b)......................       2,857,367
                                                           ---------------
                                                                63,694,034
                                                           ---------------

                 BUILDING PRODUCTS--0.2%
          90,898 American Standard Cos., Inc. (b).........       3,755,905
         189,845 Masco Corp...............................       6,935,038
                                                           ---------------
                                                                10,690,943
                                                           ---------------

                 CAPITAL MARKETS--2.8%
         157,600 E*TRADE Financial Corp. (b)..............       2,356,120
          45,535 Federated Investors, Inc. (Class B)......       1,384,264
         105,680 Franklin Resources, Inc..................       7,360,612
         100,129 Janus Capital Group, Inc.................       1,683,169
         114,169 Lehman Brothers Holdings, Inc............       9,987,504
         179,484 Mellon Financial Corp....................       5,583,747
         394,697 Merrill Lynch & Co., Inc.................      23,591,040
         463,838 Morgan Stanley...........................      25,752,286
          92,893 Northern Trust Corp......................       4,512,742
         141,287 State Street Corp........................       6,940,017
          54,304 T. Rowe Price Group, Inc.................       3,377,709
         329,221 The Bank of New York Co., Inc............      11,002,566
          43,752 The Bear Stearns Cos., Inc...............       4,476,267
         570,796 The Charles Schwab Corp..................       6,826,720
         205,180 The Goldman Sachs Group, Inc.............      21,346,927
                                                           ---------------
                                                               136,181,690
                                                           ---------------

                 CHEMICALS--1.6%
          96,325 Air Products & Chemicals, Inc............       5,583,960
         420,877 E. I. du Pont de Nemours & Co............      20,644,017
          33,024 Eastman Chemical Co......................       1,906,476
         109,206 Ecolab, Inc..............................       3,836,407
          51,827 Engelhard Corp...........................       1,589,534
          21,638 Great Lakes Chemical Corp. (c)...........         616,467
          47,437 Hercules, Inc. (b).......................         704,439
          39,935 International Flavours & Fragrances, Inc.       1,710,815
         112,040 Monsanto Co..............................       6,223,822
          72,842 PPG Industries, Inc......................       4,964,911
         137,606 Praxair, Inc.............................       6,075,305
          95,280 Rohm & Haas Co...........................       4,214,234
          29,257 Sigma-Aldrich Corp.......................       1,768,878
         399,595 The Dow Chemical Co......................      19,783,949
                                                           ---------------
                                                                79,623,214
                                                           ---------------

                 COMMERCIAL BANKS--5.8%
         150,479 AmSouth Bancorp..........................       3,897,406
       1,711,648 Bank of America Corp.....................      80,430,340
         234,072 BB&T Corp................................       9,842,728
          72,277 Comerica, Inc............................       4,410,343
          51,975 Compass Bancshares, Inc..................       2,529,623
         237,855 Fifth Third Bancorp......................      11,245,784
          52,177 First Horizon National Corp..............       2,249,351
          97,933 Huntington Bancshares, Inc...............       2,426,780

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-169

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                               VALUE
        SHARES                                                (NOTE 1)
      --------------------------------------------------------------------

                 COMMERCIAL BANKS--(CONTINUED)
         172,309 KeyCorp.................................. $     5,841,275
          49,216 M&T Bank Corp............................       5,307,453
          94,682 Marshall & Ilsley Corp...................       4,184,944
         287,115 National City Corp.......................      10,781,168
         199,441 North Fork Bancorp., Inc.................       5,753,873
         119,771 PNC Financial Services Group, Inc. (c)...       6,879,646
         196,960 Regions Financial Corp...................       7,009,806
         157,120 SunTrust Banks, Inc......................      11,608,026
         131,218 Synovus Financial Corp...................       3,750,210
         791,230 U.S. Bancorp.............................      24,781,324
         679,561 Wachovia Corp............................      35,744,909
         716,949 Wells Fargo & Co.........................      44,558,380
          37,996 Zions Bancorp............................       2,584,868
                                                           ---------------
                                                               285,818,237
                                                           ---------------

                 COMMERCIAL SERVICES & SUPPLIES--1.0%
         134,861 Allied Waste Industries, Inc. (b)........       1,251,510
          78,497 Apollo Group, Inc. (Class A) (b).........       6,335,493
          46,809 Avery Dennison Corp......................       2,807,136
         446,152 Cendant Corp.............................      10,431,034
          72,739 Cintas Corp..............................       3,190,332
          57,245 Equifax, Inc.............................       1,608,584
          69,801 H&R Block, Inc...........................       3,420,249
          50,464 Monster Worldwide, Inc. (b)..............       1,697,609
          97,728 Pitney Bowes, Inc........................       4,522,852
          93,058 R.R. Donnelley & Sons Co.................       3,284,017
          73,472 Robert Half International, Inc...........       2,162,281
         242,447 Waste Management, Inc....................       7,258,863
                                                           ---------------
                                                                47,969,960
                                                           ---------------

                 COMMUNICATIONS EQUIPMENT--2.6%
         342,768 ADC Telecommunications, Inc. (b) (c).....         918,618
          68,140 Andrew Corp. (b).........................         928,748
         193,997 Avaya, Inc. (b)..........................       3,336,748
         242,290 CIENA Corp. (b)..........................         809,249
       2,790,359 Cisco Systems, Inc. (b)..................      53,853,929
          83,758 Comverse Technology, Inc. (b)............       2,047,883
         594,214 Corning, Inc. (b)........................       6,993,899
         611,801 JDS Uniphase Corp. (b) (c)...............       1,939,409
       1,873,295 Lucent Technologies, Inc. (b) (c)........       7,043,589
       1,031,622 Motorola, Inc............................      17,743,898
         694,580 QUALCOMM, Inc............................      29,450,192
          64,969 Scientific-Atlanta, Inc..................       2,144,627
         195,727 Tellabs, Inc. (b)........................       1,681,295
                                                           ---------------
                                                               128,892,084
                                                           ---------------

                 COMPUTERS & PERIPHERALS--3.8%
         170,377 Apple Computer, Inc. (b).................      10,972,279
       1,052,753 Dell, Inc. (b)...........................      44,363,011
       1,015,450 EMC Corp. (b)............................      15,099,742
         158,241 Gateway, Inc. (b) (c)....................         951,028
       1,279,717 Hewlett-Packard Co.......................      26,835,665
         705,435 International Business Machines Corp.....      69,541,782
          54,703 Lexmark International, Inc. (Class A) (b)       4,649,755

                                                                VALUE
      SHARES                                                   (NOTE 1)
    -----------------------------------------------------------------------

               COMPUTERS & PERIPHERALS--(CONTINUED)
        39,495 NCR Corp. (b)............................... $     2,734,239
       152,028 Network Appliance, Inc. (b).................       5,050,370
        39,212 QLogic Corp. (b)............................       1,440,257
     1,425,141 Sun Microsystems, Inc. (b)..................       7,667,259
                                                            ---------------
                                                                189,305,387
                                                            ---------------

               CONSTRUCTION & ENGINEERING--0.0%
        35,510 Fluor Corp. (c).............................       1,935,650
                                                            ---------------

               CONSTRUCTION MATERIALS--0.1%
        43,397 Vulcan Materials Co. (c)....................       2,369,910
                                                            ---------------

               CONSUMER FINANCE--1.3%
       531,901 American Express Co.........................      29,983,259
       102,854 Capital One Financial Corp..................       8,661,335
       541,430 MBNA Corp...................................      15,262,912
       124,210 Providian Financial Corp. (b) (c)...........       2,045,739
       182,145 SLM Corp....................................       9,724,722
                                                            ---------------
                                                                 65,677,967
                                                            ---------------

               CONTAINERS & PACKAGING--0.2%
        47,718 Ball Corp...................................       2,098,638
        45,317 Bemis Co., Inc..............................       1,318,272
        62,898 Pactiv Corp. (b)............................       1,590,690
        35,411 Sealed Air Corp. (b)........................       1,886,344
        23,728 Temple-Inland, Inc..........................       1,622,995
                                                            ---------------
                                                                  8,516,939
                                                            ---------------

               DISTRIBUTORS--0.1%
        74,002 Genuine Parts Co. (c).......................       3,260,528
                                                            ---------------

               DIVERSIFIED FINANCIAL SERVICES--3.6%
        89,067 CIT Group, Inc..............................       4,081,050
     2,199,218 Citigroup, Inc..............................     105,958,323
     1,509,635 JPMorgan Chase & Co.........................      58,890,862
        62,675 Moody's Corp................................       5,443,324
       130,078 Principal Financial Group, Inc. (c).........       5,325,393
                                                            ---------------
                                                                179,698,952
                                                            ---------------

               DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
       128,721 ALLTEL Corp.................................       7,563,646
       337,258 AT&T Corp...................................       6,428,137
       776,230 BellSouth Corp..............................      21,571,432
        57,026 CenturyTel, Inc.............................       2,022,712
       142,151 Citizens Communications Co..................       1,960,262
       769,511 Qwest Communications International, Inc. (b)       3,416,629
     1,404,945 SBC Communications, Inc.....................      36,205,433
       623,340 Sprint Corp.................................      15,489,999
     1,173,378 Verizon Communications, Inc.................      47,533,543
                                                            ---------------
                                                                142,191,793
                                                            ---------------

               ELECTRIC UTILITIES--1.9%
        58,164 Allegheny Energy, Inc. (b) (c)..............       1,146,412
        82,548 Ameren Corp.................................       4,138,957

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-170

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                           VALUE
            SHARES                                        (NOTE 1)
          ------------------------------------------------------------

                     ELECTRIC UTILITIES--(CONTINUED)
             167,685 American Electric Power Co., Inc. $     5,758,303
             130,442 CenterPoint Energy, Inc. (c).....       1,473,995
              76,805 Cinergy Corp.....................       3,197,392
             102,557 Consolidated Edison, Inc.........       4,486,869
              73,717 DTE Energy Co....................       3,179,414
             138,066 Edison International.............       4,422,254
              94,730 Entergy Corp.....................       6,402,801
             280,763 Exelon Corp......................      12,373,225
             139,772 FirstEnergy Corp.................       5,522,392
              78,646 FPL Group, Inc...................       5,878,788
             170,830 PG&E Corp. (b)...................       5,685,222
              38,814 Pinnacle West Capital Corp.......       1,723,730
              80,109 PPL Corp.........................       4,268,208
             104,690 Progress Energy, Inc.............       4,736,176
              84,613 TECO Energy, Inc. (c)............       1,297,963
             313,451 The Southern Co..................      10,506,877
             101,797 TXU Corp.........................       6,572,014
             169,648 Xcel Energy, Inc. (c)............       3,087,594
                                                       ---------------
                                                            95,858,586
                                                       ---------------

                     ELECTRICAL EQUIPMENT--0.4%
              81,051 American Power Conversion Corp...       1,734,491
              38,891 Cooper Industries, Ltd. (Class A)       2,640,310
             177,864 Emerson Electric Co..............      12,468,267
              35,533 Power-One, Inc. (b) (c)..........         316,954
              78,053 Rockwell Automation, Inc.........       3,867,526
                                                       ---------------
                                                            21,027,548
                                                       ---------------

                     ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
             205,781 Agilent Technologies, Inc. (b)...       4,959,322
              85,375 Jabil Circuit, Inc. (b)..........       2,183,892
              79,844 Molex, Inc.......................       2,395,320
             220,842 Sanmina-SCI Corp. (b) (c)........       1,870,532
             411,416 Solectron Corp. (b)..............       2,192,847
             101,974 Symbol Technologies, Inc.........       1,764,150
              38,141 Tektronix, Inc...................       1,152,240
                                                       ---------------
                                                            16,518,303
                                                       ---------------

                     ENERGY EQUIPMENT & SERVICES--0.9%
             142,159 Baker Hughes, Inc................       6,065,924
              68,441 BJ Services Co...................       3,185,244
             187,292 Halliburton Co...................       7,349,338
              63,357 Nabors Industries, Ltd. (b)......       3,249,581
              57,363 Noble Corp. (b)..................       2,853,236
              45,442 Rowan Cos., Inc. (b).............       1,176,948
             249,487 Schlumberger, Ltd................      16,703,155
             136,268 Transocean, Inc. (b).............       5,776,400
                                                       ---------------
                                                            46,359,826
                                                       ---------------

                     FOOD & STAPLES RETAILING--3.1%
             155,968 Albertson's, Inc. (c)............       3,724,516
             198,775 Costco Wholesale Corp............       9,622,698
             169,532 CVS Corp.........................       7,640,807
             189,633 Safeway, Inc. (b)................       3,743,355

                                                               VALUE
        SHARES                                                (NOTE 1)
      -----------------------------------------------------------------------

                 FOOD & STAPLES RETAILING--(CONTINUED)
          56,890 Supervalu, Inc........................... $     1,963,843
         271,120 Sysco Corp...............................      10,348,650
         313,204 The Kroger Co. (b).......................       5,493,598
       1,794,574 Wal-Mart Stores, Inc.....................      94,789,399
         433,076 Walgreen Co. (c).........................      16,617,126
                                                           ---------------
                                                               153,943,992
                                                           ---------------

                 FOOD PRODUCTS--1.3%
         277,357 Archer-Daniels-Midland Co................       6,187,835
         174,361 Campbell Soup Co.........................       5,211,650
         217,938 ConAgra Foods, Inc.......................       6,418,274
         154,400 General Mills, Inc.......................       7,675,224
         148,032 H.J. Heinz Co............................       5,771,768
         104,281 Hershey Foods Corp.......................       5,791,767
         174,976 Kellogg Co...............................       7,814,428
          57,935 McCormick & Co., Inc.....................       2,236,291
         332,573 Sara Lee Corp............................       8,028,312
          95,108 Wm. Wrigley Jr., Co. (c).................       6,580,522
                                                           ---------------
                                                                61,716,071
                                                           ---------------

                 GAS UTILITIES--0.1%
          68,055 KeySpan Corp.............................       2,684,770
          18,681 Nicor, Inc. (c)..........................         690,076
         114,580 NiSource, Inc............................       2,610,132
          15,947 Peoples Energy Corp......................         700,871
                                                           ---------------
                                                                 6,685,849
                                                           ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
          22,659 Bausch & Lomb, Inc. (c)..................       1,460,599
         261,227 Baxter International, Inc................       9,022,781
         107,333 Becton, Dickinson & Co...................       6,096,514
         107,272 Biomet, Inc..............................       4,654,532
         357,857 Boston Scientific Corp. (b)..............      12,721,816
          44,347 C.R. Bard, Inc...........................       2,837,321
          49,702 Fisher Scientific International, Inc. (b)       3,100,411
         134,996 Guidant Corp.............................       9,733,212
          66,147 Hospira, Inc. (b)........................       2,215,925
         512,211 Medtronic, Inc...........................      25,441,520
          21,074 Millipore Corp. (b)......................       1,049,696
          54,283 PerkinElmer, Inc.........................       1,220,825
         151,512 St. Jude Medical, Inc. (b)...............       6,352,898
         170,362 Stryker Corp.............................       8,219,966
          67,781 Thermo Electron Corp. (b)................       2,046,308
          51,207 Waters Corp. (b).........................       2,395,976
         103,951 Zimmer Holdings, Inc. (b)................       8,328,554
                                                           ---------------
                                                               106,898,854
                                                           ---------------

                 HEALTH CARE PROVIDERS & SERVICES--2.2%
          62,570 Aetna, Inc...............................       7,805,607
          44,545 AmerisourceBergen Corp...................       2,613,901
         183,097 Cardinal Health, Inc.....................      10,647,091
         192,630 Caremark Rx, Inc. (b)....................       7,595,401
          56,891 CIGNA Corp. (c)..........................       4,640,599
          32,199 Express Scripts, Inc. (Class A) (b) (c)..       2,461,292

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-171

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                  VALUE
    SHARES                                                       (NOTE 1)
  ---------------------------------------------------------------------------

             HEALTH CARE PROVIDERS & SERVICES--(CONTINUED)
     178,497 HCA, Inc. (c)................................... $     7,132,740
     103,145 Health Management Associates, Inc.
              (Class A) (c)..................................       2,343,454
      67,551 Humana, Inc. (b)................................       2,005,589
      98,293 IMS Health, Inc.................................       2,281,381
      58,620 Laboratory Corp. of America Holdings (b) (c)....       2,920,448
      36,629 Manor Care, Inc.................................       1,297,765
     124,550 McKesson Corp...................................       3,918,343
     115,473 Medco Health Solutions, Inc. (b)................       4,803,677
      42,885 Quest Diagnostics, Inc..........................       4,097,662
     197,755 Tenet Healthcare Corp. (b)......................       2,171,350
     276,983 UnitedHealth Group, Inc.........................      24,382,813
     125,078 WellPoint, Inc. (b).............................      14,383,970
                                                              ---------------
                                                                  107,503,083
                                                              ---------------

             HOTELS, RESTAURANTS & LEISURE--1.5%
     268,357 Carnival Corp...................................      15,465,414
      66,622 Darden Restaurants, Inc.........................       1,848,094
      47,490 Harrah's Entertainment, Inc.....................       3,176,606
     163,571 Hilton Hotels Corp..............................       3,719,605
     146,043 International Game Technology...................       5,020,959
      94,758 Marriott International, Inc. (Class A)..........       5,967,859
     532,755 McDonald's Corp.................................      17,080,125
     169,495 Starbucks Corp. (b) (c).........................      10,569,708
      87,837 Starwood Hotels & Resorts Worldwide, Inc.
              (Class B)......................................       5,129,681
      48,301 Wendy's International, Inc......................       1,896,297
     124,133 Yum! Brands, Inc................................       5,856,595
                                                              ---------------
                                                                   75,730,943
                                                              ---------------

             HOUSEHOLD DURABLES--0.5%
      52,671 Centex Corp.....................................       3,138,138
      61,087 Fortune Brands, Inc.............................       4,714,695
      19,629 KB HOME.........................................       2,049,268
      80,896 Leggett & Platt, Inc............................       2,299,873
      33,546 Maytag Corp. (c)................................         707,821
     116,449 Newell Rubbermaid, Inc. (c).....................       2,816,901
      54,053 Pulte Homes, Inc................................       3,448,581
      24,383 Snap-On, Inc....................................         837,800
      34,215 The Black & Decker Corp.........................       3,022,211
      34,859 The Stanley Works...............................       1,707,743
      28,149 Whirlpool Corp..................................       1,948,192
                                                              ---------------
                                                                   26,691,223
                                                              ---------------

             HOUSEHOLD PRODUCTS--1.8%
     224,715 Colgate-Palmolive Co............................      11,496,419
     206,680 Kimberly-Clark Corp.............................      13,601,611
      64,408 The Clorox Co...................................       3,795,564
   1,074,949 The Procter & Gamble Co.........................      59,208,191
                                                              ---------------
                                                                   88,101,785
                                                              ---------------

             IT SERVICES--1.1%
      54,471 Affiliated Computer Services, Inc. (Class A) (b)       3,278,609
     246,857 Automatic Data Processing, Inc..................      10,948,108

                                                              VALUE
         SHARES                                              (NOTE 1)
       ------------------------------------------------------------------

                  IT SERVICES--(CONTINUED)
           80,214 Computer Sciences Corp. (b)............ $     4,521,663
           60,005 Convergys Corp. (b)....................         899,475
          217,725 Electronic Data Systems Corp. (c)......       5,029,448
          351,657 First Data Corp........................      14,959,489
           82,884 Fiserv, Inc. (b).......................       3,331,108
          160,265 Paychex, Inc...........................       5,461,831
           57,411 Sabre Holdings Corp. (Class A).........       1,272,228
          122,412 SunGard Data Systems, Inc. (b).........       3,467,932
          142,324 Unisys Corp. (b).......................       1,448,858
                                                          ---------------
                                                               54,618,749
                                                          ---------------

                  INDUSTRIAL CONGLOMERATES--4.6%
          329,913 3M Co..................................      27,075,960
        4,480,064 General Electric Co....................     163,522,336
           58,276 Textron, Inc...........................       4,300,769
          852,440 Tyco International, Ltd................      30,466,205
                                                          ---------------
                                                              225,365,270
                                                          ---------------

                  INSURANCE--4.1%
          120,432 ACE, Ltd...............................       5,148,468
          214,417 AFLAC, Inc.............................       8,542,373
           46,050 Ambac Financial Group, Inc.............       3,782,086
        1,103,717 American International Group, Inc......      72,481,095
          134,101 Aon Corp. (c)..........................       3,199,650
           71,212 Cincinnati Financial Corp..............       3,151,843
          124,464 Hartford Financial Services Group, Inc.       8,626,600
           57,853 Jefferson-Pilot Corp...................       3,006,042
           73,988 Lincoln National Corp..................       3,453,760
           78,608 Loews Corp.............................       5,526,142
          223,291 Marsh & McLennan Cos., Inc.............       7,346,274
           59,634 MBIA, Inc..............................       3,773,640
          315,421 MetLife, Inc...........................      12,777,705
          217,390 Prudential Financial, Inc..............      11,947,754
           53,746 Safeco Corp............................       2,807,691
          290,790 The Allstate Corp......................      15,039,659
           81,183 The Chubb Corp.........................       6,242,973
           84,839 The Progressive Corp...................       7,197,741
          283,692 The St. Paul Travelers Cos., Inc.......      10,516,462
           45,812 Torchmark, Inc.........................       2,617,698
          125,641 UnumProvident Corp. (c)................       2,254,000
           58,757 XL Capital, Ltd. (Class A).............       4,562,481
                                                          ---------------
                                                              204,002,137
                                                          ---------------

                  INTERNET & CATALOG RETAIL--0.7%
          280,915 eBay, Inc. (b).........................      32,664,796
                                                          ---------------

                  INTERNET SOFTWARE & SERVICES--0.4%
          582,595 Yahoo!, Inc. (b).......................      21,952,180
                                                          ---------------

                  INVESTMENT COMPANY--1.0%
          389,900 SPDR Trust Series 1....................      47,127,213
                                                          ---------------

                  LEISURE EQUIPMENT & PRODUCTS--0.2%
           40,766 Brunswick Corp.........................       2,017,917
          121,484 Eastman Kodak Co. (c)..................       3,917,859

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-172

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                VALUE
      SHARES                                                   (NOTE 1)
    -----------------------------------------------------------------------

               LEISURE EQUIPMENT & PRODUCTS--(CONTINUED)
        75,013 Hasbro, Inc. (c)............................ $     1,453,752
       175,847 Mattel, Inc.................................       3,427,258
                                                            ---------------
                                                                 10,816,786
                                                            ---------------

               MACHINERY--1.5%
       144,603 Caterpillar, Inc............................      14,100,239
        19,289 Cummins, Inc. (c)...........................       1,616,225
       130,780 Danaher Corp................................       7,508,080
       105,158 Deere & Co..................................       7,823,755
        86,178 Dover Corp..................................       3,614,305
        64,370 Eaton Corp..................................       4,657,813
       125,302 Illinois Tool Works, Inc....................      11,612,989
        72,978 Ingersoll-Rand Co., Ltd. (Class A)..........       5,860,134
        39,122 ITT Industries, Inc.........................       3,303,853
        29,590 Navistar International Corp. (b) (c)........       1,301,368
        73,617 PACCAR, Inc.................................       5,924,696
        52,546 Pall Corp...................................       1,521,207
        50,629 Parker Hannifin Corp........................       3,834,641
                                                            ---------------
                                                                 72,679,305
                                                            ---------------

               MEDIA--3.9%
       243,044 Clear Channel Communications, Inc...........       8,139,543
       940,704 Comcast Corp. (Class A) (b).................      31,306,629
        34,724 Dow Jones & Co., Inc........................       1,495,215
       108,166 Gannett Co., Inc............................       8,837,162
        32,633 Knight-Ridder, Inc. (c).....................       2,184,453
        21,188 Meredith Corp...............................       1,148,390
        61,476 New York Times Co. (Class A) (c)............       2,508,221
     1,107,163 News Corp. (Class A)........................      20,659,662
        78,959 Omnicom Group, Inc..........................       6,657,823
       179,204 The Interpublic Group of Cos., Inc. (b).....       2,401,334
        80,473 The McGraw-Hill Cos., Inc...................       7,366,498
       865,865 The Walt Disney Co..........................      24,071,047
     1,940,986 Time Warner, Inc. (b).......................      37,732,768
       134,633 Tribune Co..................................       5,673,435
       136,962 Univision Communications, Inc. (Class A) (b)       4,008,878
       722,526 Viacom, Inc. (Class B)......................      26,292,721
                                                            ---------------
                                                                190,483,779
                                                            ---------------

               METALS & MINING--0.7%
       368,876 Alcoa, Inc..................................      11,590,084
        40,454 Allegheny Technologies, Inc.................         876,638
        75,654 Freeport-McMoRan Copper & Gold, Inc.
                (Class B)..................................       2,892,252
       188,111 Newmont Mining Corp.........................       8,354,009
        67,417 Nucor Corp..................................       3,528,606
        40,456 Phelps Dodge Corp...........................       4,001,908
        48,188 United States Steel Corp. (c)...............       2,469,635
                                                            ---------------
                                                                 33,713,132
                                                            ---------------

               MULTI-UTILITIES--0.8%
       226,418 Calpine Corp. (b) (c).......................         892,087
        82,517 CMS Energy Corp. (b) (c)....................         862,303
        74,520 Constellation Energy Group, Inc.............       3,257,269
       140,452 Dominion Resources, Inc.....................       9,514,218

                                                             VALUE
          SHARES                                            (NOTE 1)
        ----------------------------------------------------------------

                   MULTI-UTILITIES--(CONTINUED)
           405,391 Duke Energy Co....................... $    10,268,554
           161,040 Dynegy, Inc. (Class A) (b) (c).......         744,005
           100,733 Public Service Enterprise Group, Inc.       5,214,947
            98,901 Sempra Energy........................       3,627,689
           274,936 The AES Corp. (b)....................       3,758,375
                                                         ---------------
                                                              38,139,447
                                                         ---------------

                   MULTILINE RETAIL--1.1%
            47,827 Big Lots, Inc. (b) (c)...............         580,141
            34,803 Dillard's, Inc. (Class A)............         935,157
           138,853 Dollar General Corp..................       2,883,977
            71,059 Family Dollar Stores, Inc............       2,219,173
            71,703 Federated Department Stores, Inc.....       4,143,716
           121,028 J.C. Penney Co., Inc.................       5,010,559
           145,389 Kohl's Corp. (b).....................       7,148,777
            59,359 Nordstrom, Inc.......................       2,773,846
            87,640 Sears Roebuck & Co. (c)..............       4,472,269
           379,447 Target Corp..........................      19,704,683
           123,732 The May Department Stores Co.........       3,637,721
                                                         ---------------
                                                              53,510,019
                                                         ---------------

                   OFFICE ELECTRONICS--0.1%
           404,095 Xerox Corp. (b)......................       6,873,656
                                                         ---------------

                   OIL & GAS--6.0%
            38,839 Amerada Hess Corp....................       3,199,557
           104,812 Anadarko Petroleum Corp..............       6,792,866
           138,346 Apache Corp..........................       6,996,157
            30,116 Ashland, Inc.........................       1,758,172
           165,902 Burlington Resources, Inc............       7,216,737
           897,786 ChevronTexaco Corp...................      47,142,743
           292,495 ConocoPhillips.......................      25,397,341
           205,958 Devon Energy Corp....................       8,015,885
           272,574 El Paso Corp. (c)....................       2,834,770
            50,248 EOG Resources, Inc...................       3,585,697
         2,733,811 Exxon Mobil Corp.....................     140,135,152
            64,281 Kerr-McGee Corp......................       3,714,799
            52,495 Kinder Morgan, Inc...................       3,838,959
           146,861 Marathon Oil Corp....................       5,523,442
           167,268 Occidental Petroleum Corp............       9,761,761
            30,988 Sunoco, Inc..........................       2,532,029
           235,802 The Williams Cos., Inc...............       3,841,215
           111,526 Unocal Corp..........................       4,822,384
           108,753 Valero Energy Corp...................       4,937,386
           110,327 XTO Energy, Inc......................       3,903,369
                                                         ---------------
                                                             295,950,421
                                                         ---------------

                   PAPER & FOREST PRODUCTS--0.5%
           109,359 Georgia-Pacific Corp.................       4,098,775
           206,197 International Paper Co...............       8,660,274
            46,636 Louisiana-Pacific Corp. (c)..........       1,247,047
            85,875 MeadWestvaco Corp....................       2,910,304
           101,647 Weyerhaeuser Co......................       6,832,711
                                                         ---------------
                                                              23,749,111
                                                         ---------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-173

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                VALUE
      SHARES                                                   (NOTE 1)
    -----------------------------------------------------------------------

               PERSONAL PRODUCTS--0.6%
        38,571 Alberto-Culver Co. (Class B)................ $     1,873,393
       200,419 Avon Products, Inc..........................       7,756,215
       420,715 The Gillette Co.............................      18,839,618
                                                            ---------------
                                                                 28,469,226
                                                            ---------------

               PHARMACEUTICALS--6.6%
       659,963 Abbott Laboratories.........................      30,787,274
        55,635 Allergan, Inc. (c)..........................       4,510,329
       824,473 Bristol-Myers Squibb Co.....................      21,122,998
       479,545 Eli Lilly & Co..............................      27,214,179
       156,117 Forest Laboratories, Inc. (b)...............       7,003,409
     1,257,608 Johnson & Johnson...........................      79,757,499
       102,363 King Pharmaceuticals, Inc. (b)..............       1,269,301
       939,727 Merck & Co., Inc............................      30,202,826
       114,035 Mylan Laboratories, Inc. (c)................       2,016,139
     3,191,346 Pfizer, Inc.................................      85,815,294
       624,100 Schering-Plough Corp........................      13,031,208
        46,403 Watson Pharmaceuticals, Inc. (b)............       1,522,482
       565,381 Wyeth.......................................      24,079,577
                                                            ---------------
                                                                328,332,515
                                                            ---------------

               REAL ESTATE--0.5%
        40,164 Apartment Investment & Management Co. (REIT)
                (Class A)..................................       1,547,921
        82,923 Archstone-Smith Trust (REIT)................       3,175,951
       170,878 Equity Office Properties Trust (REIT).......       4,975,967
       119,825 Equity Residential (REIT)...................       4,335,268
        77,790 Plum Creek Timber Co., Inc. (REIT)..........       2,990,248
        77,930 ProLogis (REIT) (c).........................       3,376,707
        93,722 Simon Property Group, Inc. (REIT)...........       6,061,002
                                                            ---------------
                                                                 26,463,064
                                                            ---------------

               ROAD & RAIL--0.5%
       159,301 Burlington Northern Santa Fe Corp...........       7,536,530
        91,036 CSX Corp....................................       3,648,723
       167,813 Norfolk Southern Corp.......................       6,073,152
       110,002 Union Pacific Corp..........................       7,397,635
                                                            ---------------
                                                                 24,656,040
                                                            ---------------

               SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--2.9%
       163,533 Advanced Micro Devices, Inc. (b) (c)........       3,600,997
       157,763 Altera Corp. (b)............................       3,265,694
       159,267 Analog Devices, Inc.........................       5,880,138
       719,645 Applied Materials, Inc. (b).................      12,305,929
       130,579 Applied Micro Circuits Corp. (b)............         549,738
       139,451 Broadcom Corp. (Class A) (b)................       4,501,478
       165,191 Freescale Semiconductor, Inc. (Class B) (b).       3,032,907
     2,679,444 Intel Corp..................................      62,672,195
        82,825 KLA-Tencor Corp. (b) (c)....................       3,857,988
       130,113 Linear Technology Corp......................       5,043,180
       163,118 LSI Logic Corp. (b) (c).....................         893,887
       137,828 Maxim Integrated Products, Inc..............       5,842,529
       259,517 Micron Technology, Inc. (b).................       3,205,035
       151,764 National Semiconductor Corp.................       2,724,164

                                                              VALUE
         SHARES                                              (NOTE 1)
       ------------------------------------------------------------------

                  SEMICONDUCTOR & SEMICONDUCTOR
                   EQUIPMENT--(CONTINUED)
           59,238 Novellus Systems, Inc. (b)............. $     1,652,148
           70,435 NVIDIA Corp. (b).......................       1,659,449
           75,521 PMC-Sierra, Inc. (b)...................         849,611
           82,287 Teradyne, Inc. (b).....................       1,404,639
          732,228 Texas Instruments, Inc.................      18,027,453
          147,602 Xilinx, Inc. (c).......................       4,376,399
                                                          ---------------
                                                              145,345,558
                                                          ---------------

                  SOFTWARE--4.1%
          101,121 Adobe Systems, Inc.....................       6,344,332
           97,254 Autodesk, Inc..........................       3,690,789
           94,055 BMC Software, Inc. (b).................       1,749,423
           71,783 Citrix Systems, Inc. (b)...............       1,760,837
          248,173 Computer Associates International, Inc.       7,708,253
          163,976 Compuware Corp. (b)....................       1,060,925
          129,388 Electronic Arts, Inc. (b)..............       7,980,652
           79,427 Intuit, Inc. (b).......................       3,495,582
           35,775 Mercury Interactive Corp. (b)..........       1,629,551
        4,606,962 Microsoft Corp.........................     123,051,955
          159,283 Novell, Inc. (b).......................       1,075,160
        2,173,246 Oracle Corp. (b).......................      29,816,935
          114,045 Parametric Technology Corp. (b)........         671,725
          215,343 Siebel Systems, Inc. (b)...............       2,261,102
          268,744 Symantec Corp. (b).....................       6,922,846
          178,882 VERITAS Software Corp. (b).............       5,107,081
                                                          ---------------
                                                              204,327,148
                                                          ---------------

                  SPECIALTY RETAIL--2.3%
          112,116 AutoNation, Inc. (b)...................       2,153,748
           33,811 AutoZone, Inc. (b).....................       3,087,282
          127,523 Bed Bath & Beyond, Inc. (b)............       5,079,241
          137,467 Best Buy Co., Inc......................       8,168,289
           82,807 Circuit City Stores, Inc...............       1,295,102
          172,228 Limited Brands, Inc....................       3,964,689
          327,467 Lowe's Cos., Inc.......................      18,858,825
          132,389 Office Depot, Inc. (b).................       2,298,273
           37,309 Officemax, Inc.........................       1,170,756
           67,153 RadioShack Corp........................       2,207,991
          210,992 Staples, Inc...........................       7,112,540
          371,528 The Gap, Inc...........................       7,846,671
          930,561 The Home Depot, Inc....................      39,772,177
           59,898 The Sherwin-Williams Co................       2,673,248
           61,657 Tiffany & Co...........................       1,971,174
          204,199 TJX Cos., Inc..........................       5,131,521
           91,133 Toys "R" Us, Inc. (b)..................       1,865,493
                                                          ---------------
                                                              114,657,020
                                                          ---------------

                  TEXTILES, APPAREL & LUXURY GOODS--0.5%
           80,055 Coach, Inc. (b)........................       4,515,102
           51,793 Jones Apparel Group, Inc...............       1,894,070
           45,999 Liz Claiborne, Inc. (c)................       1,941,618
          111,228 NIKE, Inc. (Class B)...................      10,087,267
           24,631 Reebok International, Ltd. (c).........       1,083,764
           47,070 VF Corp................................       2,606,737
                                                          ---------------
                                                               22,128,558
                                                          ---------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-174

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                               VALUE
        SHARES                                                (NOTE 1)
      --------------------------------------------------------------------

                 THRIFTS & MORTGAGE FINANCE--1.8%
         245,958 Countrywide Financial Corp............... $     9,102,906
         292,203 Federal Home Loan Mortgage Corp..........      21,535,361
         410,161 Federal National Mortgage Association....      29,207,565
         129,759 Golden West Financial Corp...............       7,969,798
          41,011 MGIC Investment Corp. (c)................       2,826,068
         146,281 Sovereign Bancorp, Inc...................       3,298,636
         369,977 Washington Mutual, Inc...................      15,642,627
                                                           ---------------
                                                                89,582,961
                                                           ---------------

                 TOBACCO--1.2%
         869,804 Altria Group, Inc........................      53,145,024
          62,528 Reynolds American, Inc (c)...............       4,914,701
          70,019 UST, Inc.................................       3,368,614
                                                           ---------------
                                                                61,428,339
                                                           ---------------

                 TRADING COMPANIES & DISTRIBUTORS--0.1%
          38,174 W.W. Grainger, Inc.......................       2,543,152
                                                           ---------------

                 WIRELESS TELECOMMUNICATION SERVICES--0.3%
         470,921 Nextel Communications, Inc. (Class A) (b)      14,127,630
                                                           ---------------
                 Total Common Stocks
                  (Identified Cost $4,006,301,830)........   4,830,716,784
                                                           ---------------

       SHORT TERM INVESTMENTS--2.3%
          FACE                                               VALUE
         AMOUNT                                             (NOTE 1)
       -----------------------------------------------------------------

                   DISCOUNT NOTES--2.3%
       $ 1,325,000 Federal Home Loan Bank
                    1.000%, 01/03/05.................... $    1,324,926
         6,000,000 Federal Home Loan Mortgage
                    2.005%, 01/14/05....................      5,995,797
        56,000,000 Federal Home Loan Mortgage
                    2.300%, 03/08/05....................     55,762,840
         5,000,000 Federal Home Loan Mortgage
                    2.300%, 03/14/05....................      4,976,600
        17,500,000 Federal Home Loan Mortgage
                    2.380%, 03/15/05....................     17,415,543
         5,000,000 Federal Home Loan Mortgage
                    2.400%, 03/15/05....................      4,975,869
         5,175,000 Federal National Mortgage Association
                    2.300%, 03/02/05....................      5,155,163
        15,000,000 Federal National Mortgage Association
                    2.320%, 03/02/05....................     14,942,000
         5,000,000 Federal National Mortgage Association
                    2.380%, 03/02/05....................      4,980,250
                                                         --------------
                                                            115,528,988
                                                         --------------
                   Total Short Term Investments
                    (Identified Cost $115,528,988)......    115,528,988
                                                         --------------
                   Total Investments--100.1%
                    (Identified Cost $4,121,830,818) (a)  4,946,245,772
                   Other assets less liabilities........     (4,179,220)
                                                         --------------
                   TOTAL NET ASSETS--100%............... $4,942,066,552
                                                         ==============

FUTURES CONTRACTS

                        NUMBER OF EXPIRATION   CONTRACT    VALUATION AS OF   UNREALIZED
FUTURES CONTRACTS LONG  CONTRACTS    DATE       AMOUNT    DECEMBER 31, 2004 APPRECIATION
----------------------  --------- ---------- ------------ ----------------- ------------
S & P 500 Index Futures    345     03/17/05  $101,889,975   $104,681,625     $2,791,650
                                                                             ==========

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-175

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

     ASSETS
       Investments at value..................              $4,946,245,772
       Cash..................................                      14,499
       Collateral for securities loaned......                 102,440,364
       Receivable for:
        Fund shares sold.....................                   2,198,759
        Dividends and interest...............                   6,423,906
                                                           --------------
         Total Assets........................               5,057,323,300
     LIABILITIES
       Payable for:
        Fund shares redeemed................. $ 11,299,116
        Futures variation margin.............       93,620
        Return of collateral for securities
         loaned..............................  102,440,364
       Accrued expenses:
        Management fees......................    1,036,561
        Service and distribution fees........      139,992
        Other expenses.......................      247,095
                                              ------------
         Total Liabilities...................                 115,256,748
                                                           --------------
     NET ASSETS..............................              $4,942,066,552
                                                           ==============
       Net assets consist of:
        Capital paid in......................              $4,048,690,554
        Undistributed net investment
         income..............................                  77,448,853
        Accumulated net realized gains
         (losses)............................                 (11,279,459)
        Unrealized appreciation
         (depreciation) on investments and
         futures contracts...................                 827,206,604
                                                           --------------
     NET ASSETS..............................              $4,942,066,552
                                                           ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($4,139,892,927 divided by
      128,288,805 shares outstanding)........              $        32.27
                                                           ==============
     CLASS B
     Net asset value and redemption price per
      share ($508,907,758 divided by
      16,146,237 shares outstanding).........              $        31.52
                                                           ==============
     CLASS E
     Net asset value and redemption price per
      share ($293,265,867 divided by
      9,134,011 shares outstanding)..........              $        32.11
                                                           ==============
     Identified cost of investments..........              $4,121,830,818
                                                           ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

    INVESTMENT INCOME
      Dividends...............................              $ 91,321,117
      Interest................................                 1,219,138(a)
                                                            ------------
                                                              92,540,255
    EXPENSES
      Management fees......................... $ 11,328,304
      Service and distribution fees--Class B..      870,368
      Service and distribution fees--Class E..      346,462
      Directors' fees and expenses............       23,099
      Custodian...............................      516,842
      Audit and tax services..................       21,371
      Legal...................................      109,588
      Printing................................    1,308,919
      Insurance...............................      100,792
      Miscellaneous...........................       67,700
                                               ------------
      Total expenses..........................                14,693,445
                                                            ------------
    NET INVESTMENT INCOME.....................                77,846,810
                                                            ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................   41,245,566
      Futures contracts--net..................    4,505,341   45,750,907
                                               ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................  341,730,909
      Futures contracts--net..................    2,771,216  344,502,125
                                               ------------ ------------
    Net gain (loss)...........................               390,253,032
                                                            ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................              $468,099,842
                                                            ============

(a)Includes income on securities loaned of $146,688.

                See accompanying notes to financial statements.

                                    MSF-176

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   77,846,810  $   51,372,288
  Net realized gain (loss)..........................................     45,750,907      19,747,312
  Unrealized appreciation (depreciation)............................    344,502,125     802,758,973
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    468,099,842     873,878,573
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (34,642,595)    (51,240,208)
    Class B.........................................................     (2,286,968)     (2,052,849)
    Class E.........................................................     (1,628,653)       (793,635)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (38,558,216)    (54,086,692)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    186,609,239     666,108,719
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    616,150,865   1,485,900,600

NET ASSETS
  Beginning of the period...........................................  4,325,915,687   2,840,015,087
                                                                     --------------  --------------
  End of the period................................................. $4,942,066,552  $4,325,915,687
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   77,448,853  $   38,996,391
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                  YEAR ENDED
                                                                    DECEMBER 31, 2004           DECEMBER 31, 2003
                                                               --------------------------  --------------------------
                                                                  SHARES          $           SHARES          $
                                                               -----------  -------------  -----------  -------------
CLASS A
  Sales.......................................................  12,154,078  $ 363,376,092   14,793,849  $ 380,896,202
  Shares issued through acquisition...........................           0              0   15,918,775  $ 416,481,821
  Reinvestments...............................................   1,153,216     34,642,595    2,186,949     51,240,208
  Redemptions................................................. (18,531,590)  (555,863,665) (15,819,420)  (402,411,675)
                                                               -----------  -------------  -----------  -------------
  Net increase (decrease).....................................  (5,224,296) $(157,844,978)  17,080,153  $ 446,206,556
                                                               ===========  =============  ===========  =============
CLASS B
  Sales.......................................................   9,744,919  $ 286,325,159    6,102,933  $ 154,504,853
  Reinvestments...............................................      77,814      2,286,968       89,410      2,052,849
  Redemptions.................................................  (2,418,420)   (70,751,599)  (1,311,911)   (33,657,771)
                                                               -----------  -------------  -----------  -------------
  Net increase (decrease).....................................   7,404,313  $ 217,860,528    4,880,432  $ 122,899,931
                                                               ===========  =============  ===========  =============
CLASS E
  Sales.......................................................   5,444,975  $ 161,207,332    4,112,150  $ 106,369,821
  Reinvestments...............................................      54,434      1,628,653       33,974        793,635
  Redemptions.................................................  (1,216,505)   (36,242,296)    (392,975)   (10,161,224)
                                                               -----------  -------------  -----------  -------------
  Net increase (decrease).....................................   4,282,904  $ 126,593,689    3,753,149  $  97,002,232
                                                               ===========  =============  ===========  =============
  Increase (decrease) derived from capital share transactions.   6,462,921  $ 186,609,239   25,713,734  $ 666,108,719
                                                               ===========  =============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-177

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                                    CLASS A
                                                          ----------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                          ----------------------------------------------------------
                                                             2004        2003        2002        2001        2000
                                                          ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $    29.45  $    23.41  $    30.60  $    35.26  $    40.59
                                                          ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................       0.54        0.38        0.35        0.33        0.34
  Net realized and unrealized gain (loss) on investments.       2.54        6.11       (7.09)      (4.59)      (4.07)
                                                          ----------  ----------  ----------  ----------  ----------
  Total from investment operations.......................       3.08        6.49       (6.74)      (4.26)      (3.73)
                                                          ----------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS
  Distributions from net investment income...............      (0.26)      (0.45)      (0.23)      (0.09)      (0.35)
  Distributions from net realized capital gains..........       0.00        0.00       (0.22)      (0.31)      (1.25)
                                                          ----------  ----------  ----------  ----------  ----------
  Total distributions....................................      (0.26)      (0.45)      (0.45)      (0.40)      (1.60)
                                                          ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD........................... $    32.27  $    29.45  $    23.41  $    30.60  $    35.26
                                                          ==========  ==========  ==========  ==========  ==========
TOTAL RETURN (%).........................................       10.5        28.2       (22.3)      (12.2)       (9.3)
Ratio of operating expenses to average net assets (%)....       0.30        0.31        0.31        0.31        0.28
Ratio of net investment income to average net assets (%).       1.73        1.48        1.30        1.02        0.88
Portfolio turnover rate (%)..............................          3           1           7           5           7
Net assets, end of period (000).......................... $4,139,893  $3,931,839  $2,725,874  $3,665,168  $3,999,903

                                                                  CLASS B                                       CLASS E
                                              -------------------------------------------     ----------------------------
                                                                           JANUARY 2, 2001(A)
                                                YEAR ENDED DECEMBER 31,         THROUGH         YEAR ENDED DECEMBER 31,
                                              ---------------------------     DECEMBER 31,    ---------------------------
                                                2004      2003      2002          2001          2004      2003      2002
                                              --------  --------  -------  ------------------ --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD......... $  28.80  $  22.92  $ 30.03       $ 33.71       $  29.33  $  23.34  $ 30.54
                                              --------  --------  -------       -------       --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................     0.41      0.34     0.23          0.17           0.47      0.40     0.31
  Net realized and unrealized gain (loss) on
   investments...............................     2.53      5.95    (6.90)        (3.45)          2.56      6.02    (7.06)
                                              --------  --------  -------       -------       --------  --------  -------
  Total from investment operations...........     2.94      6.29    (6.67)        (3.28)          3.03      6.42    (6.75)
                                              --------  --------  -------       -------       --------  --------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income...    (0.22)    (0.41)   (0.22)        (0.09)         (0.25)    (0.43)   (0.23)
  Distributions from net realized capital
   gains.....................................     0.00      0.00    (0.22)        (0.31)          0.00      0.00    (0.22)
                                              --------  --------  -------       -------       --------  --------  -------
  Total distributions........................    (0.22)    (0.41)   (0.44)        (0.40)         (0.25)    (0.43)   (0.45)
                                              --------  --------  -------       -------       --------  --------  -------
NET ASSET VALUE, END OF PERIOD............... $  31.52  $  28.80  $ 22.92       $ 30.03       $  32.11  $  29.33  $ 23.34
                                              ========  ========  =======       =======       ========  ========  =======
TOTAL RETURN (%).............................     10.3      27.9    (22.5)         (9.8)(b)       10.4      28.0    (22.4)
Ratio of operating expenses to average net
 assets (%)..................................     0.55      0.56     0.56          0.56 (c)       0.45      0.46     0.46
Ratio of net investment income to average net
 assets (%)..................................     1.59      1.24     1.17          0.83 (c)       1.67      1.34     1.36
Portfolio turnover rate (%)..................        3         1        7             5              3         1        7
Net assets, end of period (000).............. $508,908  $251,793  $88,517       $17,421       $293,266  $142,284  $25,624

                                              -----------
                                              MAY 1, 2001(A)
                                                 THROUGH
                                               DECEMBER 31,
                                                   2001
                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $33.45
                                                  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................       0.00
  Net realized and unrealized gain (loss) on
   investments...............................      (2.91)
                                                  ------
  Total from investment operations...........      (2.91)
                                                  ------
LESS DISTRIBUTIONS
  Distributions from net investment income...       0.00
  Distributions from net realized capital
   gains.....................................       0.00
                                                  ------
  Total distributions........................       0.00
                                                  ------
NET ASSET VALUE, END OF PERIOD...............     $30.54
                                                  ======
TOTAL RETURN (%).............................       (8.7)(b)
Ratio of operating expenses to average net
 assets (%)..................................       0.46 (c)
Ratio of net investment income to average net
 assets (%)..................................       0.93 (c)
Portfolio turnover rate (%)..................          5
Net assets, end of period (000)..............     $   33

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-178

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--97.9% OF TOTAL NET ASSETS


                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                    AEROSPACE & DEFENSE--4.9%
             43,550 Lockheed Martin Corp................. $   2,419,203
             39,250 United Technologies Corp.............     4,056,487
                                                          -------------
                                                              6,475,690
                                                          -------------

                    AIR FREIGHT & LOGISTICS--2.1%
             11,350 FedEx Corp...........................     1,117,861
             19,617 United Parcel Service, Inc. (Class B)     1,676,469
                                                          -------------
                                                              2,794,330
                                                          -------------

                    AUTOMOBILES--0.9%
             18,490 Harley-Davidson, Inc.................     1,123,268
                                                          -------------

                    BEVERAGES--2.1%
             18,610 Anheuser-Busch Cos., Inc.............       944,085
             34,889 PepsiCo, Inc.........................     1,821,206
                                                          -------------
                                                              2,765,291
                                                          -------------

                    BIOTECHNOLOGY--2.3%
             17,470 Amgen, Inc. (b)......................     1,120,701
              5,700 Biogen Idec, Inc. (b)................       379,677
             26,660 Genzyme Corp. (b)....................     1,548,146
                                                          -------------
                                                              3,048,524
                                                          -------------

                    BUILDING PRODUCTS--0.9%
             32,540 Masco Corp...........................     1,188,686
                                                          -------------

                    CAPITAL MARKETS--3.8%
             17,750 Legg Mason, Inc......................     1,300,365
             10,400 Lehman Brothers Holdings, Inc........       909,792
             14,320 Northern Trust Corp..................       695,666
             19,535 The Goldman Sachs Group, Inc.........     2,032,421
                                                          -------------
                                                              4,938,244
                                                          -------------

                    CHEMICALS--5.2%
             27,680 E. I. du Pont de Nemours & Co........     1,357,704
             24,740 Monsanto Co..........................     1,374,307
             11,660 PPG Industries, Inc..................       794,746
             29,344 Praxair, Inc.........................     1,295,537
             40,400 The Dow Chemical Co..................     2,000,204
                                                          -------------
                                                              6,822,498
                                                          -------------

                    COMMERCIAL BANKS--3.7%
             54,770 Bank of America Corp.................     2,573,643
             36,882 Wells Fargo & Co.....................     2,292,216
                                                          -------------
                                                              4,865,859
                                                          -------------

                    COMMUNICATIONS EQUIPMENT--3.1%
            145,830 Cisco Systems, Inc. (b)..............     2,814,519
             38,130 Telefonaktiebolaget LM Ericsson (ADR)     1,200,714
                                                          -------------
                                                              4,015,233
                                                          -------------

                                                                VALUE
         SHARES                                                (NOTE 1)
      --------------------------------------------------------------------

                   COMPUTERS & PERIPHERALS--4.8%
            20,080 Apple Computer, Inc. (b)................. $   1,293,152
            53,670 Dell, Inc. (b)...........................     2,261,654
            78,000 EMC Corp. (b)............................     1,159,860
            18,000 Lexmark International, Inc. (Class A) (b)     1,530,000
                                                             -------------
                                                                 6,244,666
                                                             -------------

                   CONSUMER FINANCE--1.6%
            37,550 American Express Co......................     2,116,693
                                                             -------------

                   DIVERSIFIED FINANCIAL SERVICES--3.3%
            32,180 Citigroup, Inc...........................     1,550,432
            71,110 JPMorgan Chase & Co......................     2,774,001
                                                             -------------
                                                                 4,324,433
                                                             -------------

                   DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
            30,980 Amdocs, Ltd. (b).........................       813,225
            66,800 Sprint Corp..............................     1,659,980
                                                             -------------
                                                                 2,473,205
                                                             -------------

                   ELECTRIC UTILITIES--1.3%
             5,030 Entergy Corp.............................       339,978
            27,460 Exelon Corp..............................     1,210,162
             1,400 FPL Group, Inc...........................       104,650
                                                             -------------
                                                                 1,654,790
                                                             -------------

                   ENERGY EQUIPMENT & SERVICES--2.3%
            44,220 Halliburton Co...........................     1,735,193
            27,075 Noble Corp. (b)..........................     1,346,710
                                                             -------------
                                                                 3,081,903
                                                             -------------

                   FOOD & STAPLES RETAILING--1.1%
            32,080 CVS Corp.................................     1,445,846
                                                             -------------

                   FOOD PRODUCTS--1.1%
            28,920 General Mills, Inc.......................     1,437,613
                                                             -------------

                   HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
            38,150 Baxter International, Inc................     1,317,701
            14,360 Boston Scientific Corp. (b)..............       510,498
            17,750 Guidant Corp.............................     1,279,775
            32,500 Medtronic, Inc...........................     1,614,275
             6,040 Synthes, Inc. (b), (CHF).................       674,396
                                                             -------------
                                                                 5,396,645
                                                             -------------

                   HEALTH CARE PROVIDERS & SERVICES--0.7%
            22,840 HCA, Inc.................................       912,686
                                                             -------------

                   HOTELS, RESTAURANTS & LEISURE--1.2%
            26,740 Carnival Corp............................     1,541,026
                                                             -------------

                   HOUSEHOLD PRODUCTS--4.8%
            42,990 Colgate-Palmolive Co.....................     2,199,369

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-179

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)

                                                                 VALUE
       SHARES                                                   (NOTE 1)
    -----------------------------------------------------------------------

                 HOUSEHOLD PRODUCTS--(CONTINUED)
          66,800 Reckitt Benckiser, Plc., (GBP).............. $   2,013,006
          38,502 The Procter & Gamble Co.....................     2,120,690
                                                              -------------
                                                                  6,333,065
                                                              -------------

                 IT SERVICES--1.0%
          48,100 Accenture, Ltd. (Class A) (b)...............     1,298,700
                                                              -------------

                 INDUSTRIAL CONGLOMERATES--4.0%
          55,094 General Electric Co.........................     2,010,931
          90,390 Tyco International, Ltd.....................     3,230,539
                                                              -------------
                                                                  5,241,470
                                                              -------------

                 INSURANCE--1.7%
          23,681 American International Group, Inc...........     1,555,131
           9,060 Hartford Financial Services Group, Inc......       627,949
                                                              -------------
                                                                  2,183,080
                                                              -------------

                 INTERNET & CATALOG RETAIL--1.0%
          11,200 eBay, Inc. (b)..............................     1,302,336
                                                              -------------

                 INTERNET SOFTWARE & SERVICES--0.9%
          29,870 Yahoo!, Inc. (b)............................     1,125,502
                                                              -------------

                 LEISURE EQUIPMENT & PRODUCTS--0.5%
           3,200 Nintendo Co., Ltd., (JPY)...................       402,032
          19,700 Nintendo Co., Ltd. (ADR)....................       309,284
                                                              -------------
                                                                    711,316
                                                              -------------

                 MACHINERY--3.0%
          22,150 Caterpillar, Inc............................     2,159,847
          16,180 Eaton Corp..................................     1,170,785
           6,530 Illinois Tool Works, Inc....................       605,200
                                                              -------------
                                                                  3,935,832
                                                              -------------

                 MEDIA--2.6%
          54,460 The Walt Disney Co..........................     1,513,988
          21,600 Univision Communications, Inc. (Class A) (b)       632,232
          36,201 Viacom, Inc. (Class B)......................     1,317,354
                                                              -------------
                                                                  3,463,574
                                                              -------------

                 MULTI-UTILITIES--0.5%
           9,380 Dominion Resources, Inc.....................       635,401
                                                              -------------

                 MULTILINE RETAIL--1.6%
          40,196 Target Corp.................................     2,087,378
                                                              -------------

                 OIL & GAS--5.4%
          60,993 BP, Plc. (ADR)..............................     3,561,991
          14,470 EnCana Corp.................................       825,658
           5,180 EOG Resources, Inc..........................       369,645
          21,140 Total S.A. (ADR)............................     2,322,018
                                                              -------------
                                                                  7,079,312
                                                              -------------

                                                                  VALUE
          SHARES                                                 (NOTE 1)
       ---------------------------------------------------------------------

                        PHARMACEUTICALS--8.4%
              44,030    Abbott Laboratories.................. $   2,053,999
              24,790    Eli Lilly & Co.......................     1,406,833
              75,671    Johnson & Johnson....................     4,799,055
              12,870    Roche Holding AG, (CHF)..............     1,475,319
              28,765    Wyeth................................     1,225,101
                                                              -------------
                                                                 10,960,307
                                                              -------------

                        ROAD & RAIL--0.2%
               5,900    CNF, Inc.............................       295,590
                                                              -------------

                        SEMICONDUCTORS & EQUIPMENT--1.3%
              39,640    Analog Devices, Inc..................     1,463,509
              10,500    Xilinx, Inc..........................       311,325
                                                              -------------
                                                                  1,774,834
                                                              -------------

                        SOFTWARE--3.6%
              12,420    Electronic Arts, Inc. (b)............       766,066
               8,340    Mercury Interactive Corp. (b)........       379,887
             185,970    Oracle Corp. (b).....................     2,551,508
              35,497    VERITAS Software Corp. (b)...........     1,013,439
                                                              -------------
                                                                  4,710,900
                                                              -------------

                        SPECIALTY RETAIL--2.3%
              54,250    The Gap, Inc.........................     1,145,760
              11,600    Tiffany & Co.........................       370,852
              57,290    TJX Cos., Inc........................     1,439,698
                                                              -------------
                                                                  2,956,310
                                                              -------------

                        THRIFTS & MORTGAGE FINANCE--1.3%
              23,690    Federal Home Loan Mortgage Corp......     1,745,953
                                                              -------------

                        WIRELESS TELECOMMUNICATION SERVICES--1.4%
              67,054    Vodafone Group, Plc. (ADR)...........     1,835,939
                                                              -------------
                        Total Common Stocks
                         (Identified Cost $111,179,494)......   128,343,928
                                                              -------------

       SHORT TERM INVESTMENTS--2.3%
           FACE                                                   VALUE
          AMOUNT                                                 (NOTE 1)
       ---------------------------------------------------------------------

                        DISCOUNT NOTES--2.3%
       $   3,044,000    Federal National Mortgage Association
                        1.250%, 01/03/05..................... $   3,043,789
                                                              -------------
                        Total Short Term Investments
                         (Identified Cost $3,043,789)........     3,043,789
                                                              -------------
                        Total Investments--100.2%
                         (Identified Cost $114,223,283) (a)..   131,387,717
                        Other assets less liabilities........      (254,711)
                                                              -------------
                        TOTAL NET ASSETS--100%............... $ 131,133,006
                                                              =============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-180

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO


     STATEMENT OF ASSETS & LIABILITIES
     -------------------------------------------
     DECEMBER 31, 2004

     ASSETS
       Investments at value........................          $131,387,717
       Cash........................................                   531
       Receivable for:
        Fund shares sold...........................                52,609
        Dividends and interest.....................               124,032
        Foreign taxes..............................                 8,622
        Due from Investment Adviser................                 5,000
                                                             ------------
         Total Assets..............................           131,578,511
     LIABILITIES
       Payable for:
        Fund shares redeemed....................... $228,694
        Securities purchased.......................   46,963
        Withholding taxes..........................    2,640
       Accrued expenses:
        Management fees............................   82,641
        Service and distribution fees..............   13,300
        Deferred directors fees....................   14,034
        Other expenses.............................   57,233
                                                    --------
         Total Liabilities.........................               445,505
                                                             ------------
     NET ASSETS....................................          $131,133,006
                                                             ============
       Net assets consist of:
        Capital paid in............................          $133,450,997
        Undistributed net investment income........               394,444
        Accumulated net realized gains (losses)....           (19,877,623)
        Unrealized appreciation (depreciation) on
         investments and foreign currency..........            17,165,188
                                                             ------------
     NET ASSETS....................................          $131,133,006
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per share
      ($58,751,944 divided by 6,409,490 shares
      outstanding).................................          $       9.17
                                                             ============
     CLASS B
     Net asset value and redemption price per share
      ($49,459,977 divided by 5,418,513 shares
      outstanding).................................          $       9.13
                                                             ============
     CLASS E
     Net asset value and redemption price per share
      ($22,921,085 divided by 2,506,217 shares
      outstanding).................................          $       9.15
                                                             ============
     Identified cost of investments................          $114,223,283
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

     INVESTMENT INCOME
       Dividends...............................             $ 1,710,784(a)
       Interest................................                  38,698
                                                            -----------
                                                              1,749,482
     EXPENSES
       Management fees......................... $  870,010
       Deferred expense reimbursement..........     39,670
       Service and distribution fees-Class B...    128,678
       Service and distribution fees-Class E...     28,243
       Directors' fees and expenses............     23,117
       Custodian...............................    130,524
       Audit and tax services..................     21,371
       Legal...................................      2,951
       Printing................................     37,064
       Insurance...............................      2,131
       Miscellaneous...........................      4,141
                                                ----------
       Total expenses before reductions........  1,287,900
       Less expense reduction..................    (25,159)
                                                ----------
       Total expenses..........................               1,262,741
                                                            -----------
     NET INVESTMENT INCOME.....................                 486,741
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  6,678,036
       Foreign currency transactions--net......    252,032    6,930,068
                                                ----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  8,340,918
       Foreign currency transactions--net......        572    8,341,490
                                                ----------  -----------
     Net gain (loss)...........................              15,271,558
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $15,758,299
                                                            ===========

(a)Net of foreign taxes of $34,626.

                See accompanying notes to financial statements.

                                    MSF-181

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $    486,741  $   326,964
  Net realized gain.................................................    6,930,068    1,234,050
  Unrealized appreciation...........................................    8,341,490   11,392,548
                                                                     ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   15,758,299   12,953,562
                                                                     ------------  -----------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (141,044)     (69,575)
    Class B.........................................................     (193,282)     (61,691)
    Class E.........................................................      (62,600)     (17,388)
                                                                     ------------  -----------
  TOTAL DISTRIBUTIONS...............................................     (396,926)    (148,654)
                                                                     ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   29,304,427   36,242,830
                                                                     ------------  -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   44,665,800   49,047,738
NET ASSETS
  Beginning of the period...........................................   86,467,206   37,419,468
                                                                     ------------  -----------
  End of the period................................................. $131,133,006  $86,467,206
                                                                     ============  ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    394,444  $   313,171
                                                                     ============  ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED               YEAR ENDED
                                                                   DECEMBER 31, 2004        DECEMBER 31, 2003
                                                               ------------------------  ----------------------
                                                                 SHARES          $         SHARES        $
                                                               ----------  ------------  ---------  -----------
CLASS A
  Sales.......................................................  3,039,741  $ 24,899,646  1,028,041  $ 7,546,689
  Shares issued through acquisition...........................  3,868,426    29,911,327          0            0
  Reinvestments...............................................     16,831       141,044     10,157       69,575
  Redemptions................................................. (3,591,062)  (29,496,402)  (989,276)  (7,264,425)
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................  3,333,936  $ 25,455,615     48,922  $   351,839
                                                               ==========  ============  =========  ===========
CLASS B
  Sales.......................................................  1,699,576  $ 14,179,860  4,235,059  $30,793,131
  Shares issued through acquisition...........................     25,379       207,824          0            0
  Reinvestments...............................................     23,120       193,282      9,019       61,691
  Redemptions................................................. (2,273,714)  (18,797,246)  (118,378)    (920,056)
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................   (525,639) $ (4,216,280) 4,125,700  $29,934,766
                                                               ==========  ============  =========  ===========
CLASS E
  Sales.......................................................    631,024  $  5,210,442    983,212  $ 7,237,028
  Shares issued through acquisition...........................    907,886     6,978,460          0            0
  Reinvestments...............................................      7,479        62,600      2,538       17,388
  Redemptions.................................................   (503,493)   (4,186,410)  (174,208)  (1,298,191)
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................  1,042,896  $  8,065,092    811,542  $ 5,956,225
                                                               ==========  ============  =========  ===========
  Increase (decrease) derived from capital share transactions.  3,851,193  $ 29,304,427  4,986,164  $36,242,830
                                                               ==========  ============  =========  ===========

                See accompanying notes to financial statements.

                                    MSF-182

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

FINANCIAL HIGHLIGHTS



                                                                                                        --------

                                                                                                        --------
                                                                                                          2004
                                                                                                        -------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $  8.27
                                                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................................................................    0.03
  Net realized and unrealized gain (loss) on investments...............................................    0.92
                                                                                                        -------
  Total from investment operations.....................................................................    0.95
                                                                                                        -------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................   (0.05)
                                                                                                        -------
  Total distributions..................................................................................   (0.05)
                                                                                                        -------
NET ASSET VALUE, END OF PERIOD......................................................................... $  9.17
                                                                                                        =======
TOTAL RETURN (%).......................................................................................    11.4
Ratio of operating expenses to average net assets before expense reductions (%)........................    0.97
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................    0.95
Ratio of net investment income to average net assets (%)...............................................    0.56
Portfolio turnover rate (%)............................................................................     107
Net assets, end of period (000)........................................................................ $58,752
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................      --

                                                                                                                  CLASS A
                                                                                                        ----------------------------
                                                                                                          YEAR ENDED DECEMBER 31,
                                                                                                        ----------------------------
                                                                                                          2003     2002     2001
                                                                                                        -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $  6.81  $  8.57  $ 10.23
                                                                                                        -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................................................................    0.05     0.05     0.05
  Net realized and unrealized gain (loss) on investments...............................................    1.43    (1.78)   (1.67)
                                                                                                        -------  -------  -------
  Total from investment operations.....................................................................    1.48    (1.73)   (1.62)
                                                                                                        -------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................   (0.02)   (0.03)   (0.04)
                                                                                                        -------  -------  -------
  Total distributions..................................................................................   (0.02)   (0.03)   (0.04)
                                                                                                        -------  -------  -------
NET ASSET VALUE, END OF PERIOD......................................................................... $  8.27  $  6.81  $  8.57
                                                                                                        =======  =======  =======
TOTAL RETURN (%).......................................................................................    21.9    (20.2)   (15.9)
Ratio of operating expenses to average net assets before expense reductions (%)........................    0.98     0.90     0.90
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................    0.96     0.88       --
Ratio of net investment income to average net assets (%)...............................................    0.68     0.62     0.58
Portfolio turnover rate (%)............................................................................      88       63       86
Net assets, end of period (000)........................................................................ $25,431  $20,618  $24,506
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................    1.11     1.34     1.37

                                                                                                        --------

                                                                                                        --------
                                                                                                          2000
                                                                                                        -------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $ 10.26
                                                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................................................................    0.04
  Net realized and unrealized gain (loss) on investments...............................................   (0.06)
                                                                                                        -------
  Total from investment operations.....................................................................   (0.02)
                                                                                                        -------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................   (0.01)
                                                                                                        -------
  Total distributions..................................................................................   (0.01)
                                                                                                        -------
NET ASSET VALUE, END OF PERIOD......................................................................... $ 10.23
                                                                                                        =======
TOTAL RETURN (%).......................................................................................    (0.2)
Ratio of operating expenses to average net assets before expense reductions (%)........................    0.90
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................      --
Ratio of net investment income to average net assets (%)...............................................    0.51
Portfolio turnover rate (%)............................................................................      68
Net assets, end of period (000)........................................................................ $18,422
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................    1.57

                                                                             CLASS B                              CLASS E
                                                                 ----------------------------     -------------------------
                                                                    YEAR ENDED     MAY 1, 2002(A)        YEAR ENDED
                                                                   DECEMBER 31,       THROUGH           DECEMBER 31,
                                                                 ----------------   DECEMBER 31,  ------------------------
                                                                   2004     2003        2002        2004     2003    2002
                                                                 -------  -------  -------------- -------  -------  ------
NET ASSET VALUE, BEGINNING OF PERIOD............................ $  8.24  $  6.80     $  8.13     $  8.25  $  6.81  $ 8.57
                                                                 -------  -------     -------     -------  -------  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................    0.02     0.02        0.01        0.03     0.03    0.04
  Net realized and unrealized gain (loss) on investments........    0.90     1.44       (1.34)       0.91     1.43   (1.77)
                                                                 -------  -------     -------     -------  -------  ------
  Total from investment operations..............................    0.92     1.46       (1.33)       0.94     1.46   (1.73)
                                                                 -------  -------     -------     -------  -------  ------
LESS DISTRIBUTIONS
  Distributions from net investment income......................   (0.03)   (0.02)       0.00       (0.04)   (0.02)  (0.03)
                                                                 -------  -------     -------     -------  -------  ------
  Total distributions...........................................   (0.03)   (0.02)       0.00       (0.04)   (0.02)  (0.03)
                                                                 -------  -------     -------     -------  -------  ------
NET ASSET VALUE, END OF PERIOD.................................. $  9.13  $  8.24     $  6.80     $  9.15  $  8.25  $ 6.81
                                                                 =======  =======     =======     =======  =======  ======
TOTAL RETURN (%)................................................    11.2     21.5       (16.4)(b)    11.3     21.5   (20.2)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................    1.22     1.23        1.15 (c)    1.12     1.13    1.05
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................    1.20     1.21        1.13 (c)    1.10     1.11    1.03
Ratio of net investment income to average net assets (%)........    0.30     0.45        0.55 (c)    0.41     0.55    0.55
Portfolio turnover rate (%).....................................     107       88          63         107       88      63
Net assets, end of period (000)................................. $49,460  $48,960     $12,365     $22,921  $12,077  $4,436
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would have
 been (%).......................................................      --     1.36        1.59 (c)      --     1.26    1.49

                                                                 -----------
                                                                 MAY 1, 2001(A)
                                                                    THROUGH
                                                                  DECEMBER 31,
                                                                      2001
                                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $ 9.56
                                                                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................       0.01
  Net realized and unrealized gain (loss) on investments........      (1.00)
                                                                     ------
  Total from investment operations..............................      (0.99)
                                                                     ------
LESS DISTRIBUTIONS
  Distributions from net investment income......................       0.00
                                                                     ------
  Total distributions...........................................       0.00
                                                                     ------
NET ASSET VALUE, END OF PERIOD..................................     $ 8.57
                                                                     ======
TOTAL RETURN (%)................................................      (10.4)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................       1.05 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................         --
Ratio of net investment income to average net assets (%)........       0.26 (c)
Portfolio turnover rate (%).....................................         86
Net assets, end of period (000).................................     $  730
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would have
 been (%).......................................................       1.52 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annnualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-183

METROPOLITAN SERIES FUND, INC.

 BLACKROCK INVESTMENT TRUST PORTFOLIO (FORMERLY STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--97.7% OF TOTAL NET ASSETS

                                                             VALUE
         SHARES                                             (NOTE 1)
       -----------------------------------------------------------------

                   AEROSPACE & DEFENSE--2.1%
           176,800 General Dynamics Corp................ $    18,493,280
           602,900 Raytheon Co..........................      23,410,607
                                                         ---------------
                                                              41,903,887
                                                         ---------------

                   BEVERAGES--1.6%
           588,400 PepsiCo, Inc.........................      30,714,480
                                                         ---------------

                   BIOTECHNOLOGY--1.4%
           436,200 Amgen, Inc. (b)......................      27,982,230
                                                         ---------------

                   CAPITAL MARKETS--3.7%
           321,000 Franklin Resources, Inc..............      22,357,650
           341,700 Lehman Brothers Holdings, Inc........      29,891,916
           196,600 The Goldman Sachs Group, Inc.........      20,454,264
                                                         ---------------
                                                              72,703,830
                                                         ---------------

                   CHEMICALS--3.5%
           251,080 Lyondell Chemical Co. (c)............       7,261,234
           268,600 Monsanto Co..........................      14,920,730
           567,200 Praxair, Inc.........................      25,041,880
           444,500 The Dow Chemical Co..................      22,007,195
                                                         ---------------
                                                              69,231,039
                                                         ---------------

                   COMMERCIAL BANKS--2.0%
           534,000 Bank of America Corp.................      25,092,660
           466,050 North Fork Bancorp., Inc.............      13,445,542
                                                         ---------------
                                                              38,538,202
                                                         ---------------

                   COMMUNICATIONS EQUIPMENT--2.7%
           924,300 Cisco Systems, Inc. (b)..............      17,838,990
           763,500 Motorola, Inc........................      13,132,200
           533,800 QUALCOMM, Inc........................      22,633,120
                                                         ---------------
                                                              53,604,310
                                                         ---------------

                   COMPUTERS & PERIPHERALS--3.0%
           565,300 Dell, Inc. (b).......................      23,821,742
           356,100 International Business Machines Corp.      35,104,338
                                                         ---------------
                                                              58,926,080
                                                         ---------------

                   CONSUMER FINANCE--2.7%
           527,400 American Express Co..................      29,729,538
           418,800 SLM Corp.............................      22,359,732
                                                         ---------------
                                                              52,089,270
                                                         ---------------

                   DIVERSIFIED FINANCIAL SERVICES--4.5%
           681,400 CIT Group, Inc.......................      31,221,748
           697,764 Citigroup, Inc.......................      33,618,270
           587,200 JPMorgan Chase & Co..................      22,906,672
                                                         ---------------
                                                              87,746,690
                                                         ---------------

                                                                 VALUE
         SHARES                                                 (NOTE 1)
       ---------------------------------------------------------------------

                      DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
         1,189,700    Sprint Corp........................... $    29,564,045
           618,600    Verizon Communications, Inc...........      25,059,486
                                                             ---------------
                                                                  54,623,531
                                                             ---------------

                      ENERGY EQUIPMENT & SERVICES--1.7%
           232,000    Nabors Industries, Ltd. (b)...........      11,899,280
           331,300    Schlumberger, Ltd.....................      22,180,535
                                                             ---------------
                                                                  34,079,815
                                                             ---------------

                      FOOD & STAPLES RETAILING--1.7%
           736,800    CVS Corp..............................      33,207,576
                                                             ---------------

                      FOOD PRODUCTS--1.0%
           442,300    Kellogg Co............................      19,753,118
                                                             ---------------

                      HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
           650,600    Baxter International, Inc.............      22,471,724
           188,300    Guidant Corp..........................      13,576,430
                                                             ---------------
                                                                  36,048,154
                                                             ---------------

                      HEALTH CARE PROVIDERS & SERVICES--2.5%
            80,800    Aetna, Inc............................      10,079,800
           722,000    Caremark Rx, Inc. (b).................      28,468,460
           111,800    UnitedHealth Group, Inc...............       9,841,754
                                                             ---------------
                                                                  48,390,014
                                                             ---------------

                      HOTELS, RESTAURANTS & LEISURE--2.5%
           520,600    International Game Technology.........      17,898,228
           974,800    McDonald's Corp.......................      31,252,088
                                                             ---------------
                                                                  49,150,316
                                                             ---------------

                      HOUSEHOLD DURABLES--0.6%
           187,900    Pulte Homes, Inc......................      11,988,020
                                                             ---------------

                      HOUSEHOLD PRODUCTS--1.6%
           560,550    The Procter & Gamble Co...............      30,875,094
                                                             ---------------

                      IT SERVICES--1.1%
           812,270    Accenture, Ltd. (Class A) (b).........      21,931,290
                                                             ---------------

                      INDUSTRIAL CONGLOMERATES--6.7%
         1,950,000    General Electric Co...................      71,175,000
         1,653,100    Tyco International, Ltd...............      59,081,794
                                                             ---------------
                                                                 130,256,794
                                                             ---------------

                      INSURANCE--3.7%
           121,300    Ambac Financial Group, Inc............       9,962,369
           464,500    American International Group, Inc.....      30,503,715
           190,600    Prudential Financial, Inc.............      10,475,376
           194,500    The Allstate Corp.....................      10,059,540
           260,240    Willis Group Holdings, Ltd. (c).......      10,714,081
                                                             ---------------
                                                                  71,715,081
                                                             ---------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-184

METROPOLITAN SERIES FUND, INC.

 BLACKROCK INVESTMENT TRUST PORTFOLIO (FORMERLY STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                            VALUE
          SHARES                                           (NOTE 1)
        ---------------------------------------------------------------

                    INTERNET SOFTWARE & SERVICES--2.1%
            418,400 IAC/InterActiveCorp. (b) (c)....... $    11,556,208
            754,700 Yahoo!, Inc. (b)...................      28,437,096
                                                        ---------------
                                                             39,993,304
                                                        ---------------

                    INVESTMENT COMPANY--1.5%
            248,358 SPDR Trust Series 1................      30,019,031
                                                        ---------------

                    MACHINERY--1.4%
            314,100 ITT Industries, Inc................      26,525,745
                                                        ---------------

                    MEDIA--5.5%
          1,107,500 Comcast Corp. (Special Class A) (b)      36,370,300
          1,901,600 News Corp., Inc. (c)...............      36,510,720
          1,813,800 Time Warner, Inc. (b)..............      35,260,272
                                                        ---------------
                                                            108,141,292
                                                        ---------------

                    METALS & MINING--2.0%
            439,800 CONSOL Energy, Inc.................      18,053,790
            457,300 Newmont Mining Corp................      20,308,693
                                                        ---------------
                                                             38,362,483
                                                        ---------------

                    MULTILINE RETAIL--2.2%
            403,100 Kohl's Corp. (b)...................      19,820,427
            445,140 Target Corp........................      23,116,120
                                                        ---------------
                                                             42,936,547
                                                        ---------------

                    OIL & GAS--4.0%
            386,790 EOG Resources, Inc.................      27,601,334
            577,300 Exxon Mobil Corp...................      29,592,398
            175,500 Newfield Exploration Co. (b).......      10,363,275
             92,200 Total S.A. (ADR) (c)...............      10,127,248
                                                        ---------------
                                                             77,684,255
                                                        ---------------

                    PAPER & FOREST PRODUCTS--1.3%
            232,100 International Paper Co.............       9,748,200
            225,000 Weyerhaeuser Co....................      15,124,500
                                                        ---------------
                                                             24,872,700
                                                        ---------------

                    PHARMACEUTICALS--6.6%
            453,400 Johnson & Johnson..................      28,754,628
            545,300 Merck & Co., Inc...................      17,525,942
            920,300 Novartis AG (ADR)..................      46,511,962
            775,125 Pfizer, Inc........................      20,843,111
            354,000 Wyeth..............................      15,076,860
                                                        ---------------
                                                            128,712,503
                                                        ---------------

                    SEMICONDUCTORS & EQUIPMENT--1.4%
          1,198,200 Intel Corp.........................      28,025,898
                                                        ---------------

                    SOFTWARE--5.2%
          2,488,200 Microsoft Corp.....................      66,459,822
          2,625,800 Oracle Corp. (b)...................      36,025,976
                                                        ---------------
                                                            102,485,798
                                                        ---------------

                                                                   VALUE
        SHARES                                                    (NOTE 1)
     -------------------------------------------------------------------------

                     SPECIALTY RETAIL--4.6%
          862,038    Circuit City Stores, Inc................. $    13,482,275
          710,200    Staples, Inc.............................      23,940,842
          749,200    The Home Depot, Inc......................      32,020,808
          475,640    The Sherwin-Williams Co..................      21,227,813
                                                               ---------------
                                                                    90,671,738
                                                               ---------------

                     TEXTILES, APPAREL & LUXURY GOODS--1.1%
          233,400    NIKE, Inc. (Class B).....................      21,167,046
                                                               ---------------

                     TOBACCO--1.5%
          477,500    Altria Group, Inc........................      29,175,250
                                                               ---------------

                     WIRELESS TELECOMMUNICATION SERVICES--2.4%
          932,200    Nextel Communications, Inc. (Class A) (b)      27,966,000
          706,400    Vodafone Group, Plc. (ADR) (c)...........      19,341,232
                                                               ---------------
                                                                    47,307,232
                                                               ---------------
                     Total Common Stocks
                      (Identified Cost $1,634,941,807)........   1,911,539,643
                                                               ---------------

     SHORT TERM INVESTMENTS--2.0%
         FACE
        AMOUNT
     -------------------------------------------------------------------------

                     COMMERCIAL PAPER--2.0%
     $  7,747,000    BP Amoco Capital, Plc.
                      2.150%, 01/03/05........................       7,746,075
       25,000,000    Goldman Sachs Group, L.P.
                      2.331%, 01/04/05........................      24,995,146
        6,541,000    UBS Finance, Inc. 2.346%, 01/03/05.......       6,540,148
                                                               ---------------
                                                                    39,281,369
                                                               ---------------
                     Total Short Term Investments
                      (Identified Cost $39,281,368)...........      39,281,369
                                                               ---------------
                     Total Investments--99.7%
                      (Identified Cost $1,674,223,175) (a)....   1,950,821,012
                     Other assets less liabilities............       4,891,347
                                                               ---------------
                     TOTAL NET ASSETS--100%................... $ 1,955,712,359
                                                               ===============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-185

METROPOLITAN SERIES FUND, INC.

 BLACKROCK INVESTMENT TRUST PORTFOLIO (FORMERLY STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO)



STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

    ASSETS
      Investments at value.....................             $1,950,821,012
      Cash.....................................                      2,340
      Collateral for securities loaned.........                 73,838,468
      Receivable for:
       Securities sold.........................                  4,718,109
       Fund shares sold........................                     44,624
       Dividends and interest..................                  2,624,827
       Foreign taxes...........................                     53,225
                                                            --------------
        Total Assets...........................              2,032,102,605
    LIABILITIES
      Payable for:
       Fund shares redeemed.................... $ 1,568,199
       Withholding taxes.......................      27,808
       Return of collateral for securities
        loaned.................................  73,838,468
      Accrued expenses:
       Management fees.........................     803,789
       Service and distribution fees...........      11,934
       Other expenses..........................     140,048
                                                -----------
        Total Liabilities......................                 76,390,246
                                                            --------------
    NET ASSETS.................................             $1,955,712,359
                                                            ==============
      Net assets consist of:
       Capital paid in.........................             $2,168,886,221
       Undistributed net investment income.....                 20,596,328
       Accumulated net realized gains
        (losses)...............................               (510,368,026)
       Unrealized appreciation (depreciation)
        on investments.........................                276,597,836
                                                            --------------
    NET ASSETS.................................             $1,955,712,359
                                                            ==============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per
     share ( $1,877,979,642 divided by
     69,168,576 shares outstanding)............             $        27.15
                                                            ==============
    CLASS B
    Net asset value and redemption price per
     share ( $26,815,244 divided by
     999,444 shares outstanding)...............             $        26.83
                                                            ==============
    CLASS E
    Net asset value and redemption price per
     share ( $50,917,473 divided by
     1,890,083 shares outstanding).............             $        26.94
                                                            ==============
    Identified cost of investments.............             $1,674,223,175
                                                            ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

    INVESTMENT INCOME
      Dividends...............................              $ 29,905,804(a)
      Interest................................                   947,589(b)
                                                            ------------
                                                              30,853,393
    EXPENSES
      Management fees......................... $ 9,280,121
      Service and distribution fees--Class B..      47,016
      Service and distribution fees--Class E..      69,649
      Directors' fees and expenses............      23,099
      Custodian...............................     355,259
      Audit and tax services..................      21,371
      Legal...................................      46,395
      Printing................................     550,476
      Insurance...............................      44,940
      Miscellaneous...........................       6,569
                                               -----------
      Total expenses before reductions........  10,444,895
      Expense reductions......................    (271,890)   10,173,005
                                               -----------  ------------
    NET INVESTMENT INCOME.....................                20,680,388
                                                            ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................               205,253,561
    Unrealized appreciation (depreciation) on:
      Investments--net........................               (31,114,539)
                                                            ------------
    Net gain (loss)...........................               174,139,022
                                                            ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................              $194,819,410
                                                            ============

(a)Net of foreign taxes of $289,202.
(b)Includes income on securities loaned of $117,221.

                See accompanying notes to financial statements.

                                    MSF-186

METROPOLITAN SERIES FUND, INC.

 BLACKROCK INVESTMENT TRUST PORTFOLIO (FORMERLY STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO)

STATEMENT OF CHANGES IN NET ASSETS


                                                                       YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   20,680,388  $   14,034,001
  Net realized gain (loss)..........................................    205,253,561     (17,451,108)
  Unrealized appreciation (depreciation)............................    (31,114,539)    459,570,368
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    194,819,410     456,153,261
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (13,650,570)    (14,570,160)
    Class B.........................................................        (94,035)        (58,783)
    Class E.........................................................       (320,636)       (103,186)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (14,065,241)    (14,732,129)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   (161,012,460)    (84,146,550)
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................     19,741,709     357,274,582

NET ASSETS
  Beginning of the period...........................................  1,935,970,650   1,578,696,068
                                                                     --------------  --------------
  End of the period................................................. $1,955,712,359  $1,935,970,650
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   20,596,328  $   11,981,144
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                 YEAR ENDED
                                                                   DECEMBER 31, 2004          DECEMBER 31, 2003
                                                               -------------------------  -------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  -------------  ----------  -------------
CLASS A
  Sales.......................................................  1,052,010  $  26,207,678   1,315,400  $  28,007,348
  Reinvestments...............................................    544,933     13,650,570     743,755     14,570,160
  Redemptions................................................. (8,912,782)  (222,526,292) (7,395,661)  (154,223,963)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease)..................................... (7,315,839) $(182,668,044) (5,336,506) $(111,646,455)
                                                               ==========  =============  ==========  =============
CLASS B
  Sales.......................................................    536,373  $  13,228,045     344,246  $   7,377,886
  Reinvestments...............................................      3,792         94,035       3,028         58,783
  Redemptions.................................................   (123,439)    (3,072,157)   (107,154)    (2,245,795)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease).....................................    416,726  $  10,249,923     240,120  $   5,190,874
                                                               ==========  =============  ==========  =============
CLASS E
  Sales.......................................................    886,852  $  21,957,102   1,179,574  $  25,531,532
  Reinvestments...............................................     12,887        320,636       5,297        103,186
  Redemptions.................................................   (438,520)   (10,872,077)   (154,406)    (3,325,687)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease).....................................    461,219  $  11,405,661   1,030,465  $  22,309,031
                                                               ==========  =============  ==========  =============
  Increase (decrease) derived from capital share transactions. (6,437,894) $(161,012,460) (4,065,921) $ (84,146,550)
                                                               ==========  =============  ==========  =============

                See accompanying notes to financial statements.

                                    MSF-187

METROPOLITAN SERIES FUND, INC.

 BLACKROCK INVESTMENT TRUST PORTFOLIO (FORMERLY STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO)

FINANCIAL HIGHLIGHTS



                                                                                   -----------

                                                                                   -----------
                                                                                      2004
                                                                                   ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $    24.67
                                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................       0.29
  Net realized and unrealized gain (loss) on investments..........................       2.37
                                                                                   ----------
  Total from investment operations................................................       2.66
                                                                                   ----------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................      (0.18)
  Distributions from net realized capital gains...................................       0.00
                                                                                   ----------
  Total distributions.............................................................      (0.18)
                                                                                   ----------
NET ASSET VALUE, END OF PERIOD.................................................... $    27.15
                                                                                   ==========
TOTAL RETURN (%)..................................................................       10.9
Ratio of operating expenses to average net assets before expense reductions (%)...       0.54
Ratio of operating expenses to average net assets after expense reductions (%) (d)       0.53
Ratio of net investment income to average net assets (%)..........................       1.09
Portfolio turnover rate (%).......................................................         89
Net assets, end of period (000)................................................... $1,877,980

                                                                                                  CLASS A
                                                                                   -----------------------------------------------
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                   -----------------------------------------------
                                                                                      2003        2002        2001
                                                                                   ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $    19.12  $    26.01  $    36.34
                                                                                   ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................       0.19        0.19        0.18
  Net realized and unrealized gain (loss) on investments..........................       5.54       (6.96)      (6.00)
                                                                                   ----------  ----------  ----------
  Total from investment operations................................................       5.73       (6.77)      (5.82)
                                                                                   ----------  ----------  ----------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................      (0.18)      (0.12)      (0.25)
  Distributions from net realized capital gains...................................       0.00        0.00       (4.26)
                                                                                   ----------  ----------  ----------
  Total distributions.............................................................      (0.18)      (0.12)      (4.51)
                                                                                   ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD.................................................... $    24.67  $    19.12  $    26.01
                                                                                   ==========  ==========  ==========
TOTAL RETURN (%)..................................................................       30.2       (26.1)      (17.0)
Ratio of operating expenses to average net assets before expense reductions (%)...       0.56        0.54        0.53
Ratio of operating expenses to average net assets after expense reductions (%) (d)       0.55        0.52        0.50
Ratio of net investment income to average net assets (%)..........................       0.83        0.79        0.58
Portfolio turnover rate (%).......................................................         75          79         101
Net assets, end of period (000)................................................... $1,886,744  $1,564,635  $2,457,339

                                                                                   -----------

                                                                                   -----------
                                                                                      2000
                                                                                   ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $    39.14
                                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................       0.19
  Net realized and unrealized gain (loss) on investments..........................      (2.55)
                                                                                   ----------
  Total from investment operations................................................      (2.36)
                                                                                   ----------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................       0.00
  Distributions from net realized capital gains...................................      (0.44)
                                                                                   ----------
  Total distributions.............................................................      (0.44)
                                                                                   ----------
NET ASSET VALUE, END OF PERIOD.................................................... $    36.34
                                                                                   ==========
TOTAL RETURN (%)..................................................................       (6.2)
Ratio of operating expenses to average net assets before expense reductions (%)...       0.50
Ratio of operating expenses to average net assets after expense reductions (%) (d)       0.49
Ratio of net investment income to average net assets (%)..........................       0.48
Portfolio turnover rate (%).......................................................         86
Net assets, end of period (000)................................................... $3,278,964

                                                                CLASS B                                     CLASS E
                                              ---------------------------------------     -------------------------
                                               YEAR ENDED DECEMBER 31,   MAY 1, 2001(A)    YEAR ENDED DECEMBER 31,
                                              ------------------------       THROUGH      ------------------------
                                                2004     2003    2002   DECEMBER 31, 2001   2004     2003    2002
                                              -------  -------  ------  ----------------- -------  -------  ------
NET ASSET VALUE, BEGINNING OF PERIOD......... $ 24.40  $ 18.93  $25.80       $29.14       $ 24.50  $ 19.01  $25.89
                                              -------  -------  ------       ------       -------  -------  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................    0.24     0.14    0.12         0.02          0.24     0.16    0.16
  Net realized and unrealized gain (loss) on
   investments...............................    2.33     5.48   (6.87)       (3.36)         2.37     5.51   (6.92)
                                              -------  -------  ------       ------       -------  -------  ------
  Total from investment operations...........    2.57     5.62   (6.75)       (3.34)         2.61     5.67   (6.76)
                                              -------  -------  ------       ------       -------  -------  ------
LESS DISTRIBUTIONS
  Distributions from net investment income...   (0.14)   (0.15)  (0.12)        0.00         (0.17)   (0.18)  (0.12)
                                              -------  -------  ------       ------       -------  -------  ------
  Total distributions........................   (0.14)   (0.15)  (0.12)        0.00         (0.17)   (0.18)  (0.12)
                                              -------  -------  ------       ------       -------  -------  ------
NET ASSET VALUE, END OF PERIOD............... $ 26.83  $ 24.40  $18.93       $25.80       $ 26.94  $ 24.50  $19.01
                                              =======  =======  ======       ======       =======  =======  ======
TOTAL RETURN (%).............................    10.6     29.9   (26.3)       (11.5)(b)      10.7     30.0   (26.2)
Ratio of operating expenses to average net
 assets before expense reductions (%)........    0.79     0.81    0.79         0.78 (c)      0.69     0.71    0.69
Ratio of operating expenses to average net
 assets after expense reductions (%) (d).....    0.78     0.80    0.77         0.75 (c)      0.68     0.70    0.67
Ratio of net investment income to average net
 assets (%)..................................    0.98     0.59    0.61         0.45 (c)      0.98     0.71    0.79
Portfolio turnover rate (%)..................      89       75      79          101            89       75      79
Net assets, end of period (000).............. $26,815  $14,219  $6,486       $2,849       $50,917  $35,008  $7,575

                                              --------------
                                               MAY 1, 2001(A)
                                                   THROUGH
                                              DECEMBER 31, 2001
                                              -----------------
NET ASSET VALUE, BEGINNING OF PERIOD.........      $29.23
                                                   ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................        0.01
  Net realized and unrealized gain (loss) on
   investments...............................       (3.35)
                                                   ------
  Total from investment operations...........       (3.34)
                                                   ------
LESS DISTRIBUTIONS
  Distributions from net investment income...        0.00
                                                   ------
  Total distributions........................        0.00
                                                   ------
NET ASSET VALUE, END OF PERIOD...............      $25.89
                                                   ======
TOTAL RETURN (%).............................       (11.4)(b)
Ratio of operating expenses to average net
 assets before expense reductions (%)........        0.68 (c)
Ratio of operating expenses to average net
 assets after expense reductions (%) (d).....        0.65 (c)
Ratio of net investment income to average net
 assets (%)..................................        0.43 (c)
Portfolio turnover rate (%)..................         101
Net assets, end of period (000)..............      $   11

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-188

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP GROWTH)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--99.5% OF TOTAL NET ASSETS

                                                                    VALUE
  SHARES                                                           (NOTE 1)
  ----------------------------------------------------------------------------

          AEROSPACE & DEFENSE--1.4%
   76,500 General Dynamics Corp................................. $   8,001,900
                                                                 -------------

          BEVERAGES--1.4%
  158,400 Anheuser-Busch Cos., Inc..............................     8,035,632
                                                                 -------------

          BIOTECHNOLOGY--4.3%
   50,800 Amgen, Inc. (b).......................................     3,258,820
  125,300 Biogen Idec, Inc. (b) (c).............................     8,346,233
  129,000 Charles River Laboratories International, Inc. (b) (c)     5,935,290
   83,500 Genentech, Inc. (b)...................................     4,545,740
   49,400 Invitrogen Corp. (b)..................................     3,316,222
                                                                 -------------
                                                                    25,402,305
                                                                 -------------

          CAPITAL MARKETS--1.0%
   55,400 The Goldman Sachs Group, Inc..........................     5,763,816
                                                                 -------------

          CHEMICALS--1.7%
  183,800 Monsanto Co...........................................    10,210,090
                                                                 -------------

          COMMERCIAL SERVICES & SUPPLIES--1.2%
  145,100 Manpower, Inc.........................................     7,008,330
                                                                 -------------

          COMMUNICATIONS EQUIPMENT--4.7%
  593,950 Cisco Systems, Inc. (b)...............................    11,463,235
  176,000 Juniper Networks, Inc. (b) (c)........................     4,785,440
  266,800 QUALCOMM, Inc.........................................    11,312,320
                                                                 -------------
                                                                    27,560,995
                                                                 -------------

          COMPUTERS & PERIPHERALS--4.6%
  372,600 Dell, Inc. (b)........................................    15,701,364
  771,100 EMC Corp. (b).........................................    11,466,257
                                                                 -------------
                                                                    27,167,621
                                                                 -------------

          CONSUMER FINANCE--6.1%
  212,200 American Express Co...................................    11,961,714
  320,800 MBNA Corp.............................................     9,043,352
  336,400 Providian Financial Corp. (b).........................     5,540,508
  173,400 SLM Corp..............................................     9,257,826
                                                                 -------------
                                                                    35,803,400
                                                                 -------------

          DIVERSIFIED FINANCIAL SERVICES--2.4%
  182,500 Citigroup, Inc........................................     8,792,850
  137,700 JPMorgan Chase & Co...................................     5,371,677
                                                                 -------------
                                                                    14,164,527
                                                                 -------------

          DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
  444,100 Sprint Corp...........................................    11,035,885
                                                                 -------------

          ENERGY EQUIPMENT & SERVICES--0.6%
   53,200 Schlumberger, Ltd.....................................     3,561,740
                                                                 -------------

                                                                  VALUE
   SHARES                                                        (NOTE 1)
   -------------------------------------------------------------------------

           HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
    76,700 Guidant Corp....................................... $   5,530,070
   112,200 St. Jude Medical, Inc. (b).........................     4,704,546
    56,400 Zimmer Holdings, Inc. (b)..........................     4,518,768
                                                               -------------
                                                                  14,753,384
                                                               -------------

           HEALTH CARE PROVIDERS & SERVICES--5.9%
    53,500 Aetna, Inc.........................................     6,674,125
   163,300 Caremark Rx, Inc. (b)..............................     6,438,919
    54,300 PacifiCare Health Systems, Inc. (b) (c)............     3,069,036
    31,000 Quest Diagnostics, Inc.............................     2,962,050
   172,700 UnitedHealth Group, Inc............................    15,202,781
                                                               -------------
                                                                  34,346,911
                                                               -------------

           HOTELS, RESTAURANTS & LEISURE--4.7%
    79,400 International Game Technology......................     2,729,772
   168,100 Marriott International, Inc. (Class A).............    10,586,938
   108,100 Starbucks Corp. (b)................................     6,741,116
   126,300 Starwood Hotels & Resorts Worldwide, Inc. (Class B)     7,375,920
                                                               -------------
                                                                  27,433,746
                                                               -------------

           HOUSEHOLD DURABLES--1.1%
    50,700 Harman International Industries, Inc...............     6,438,900
                                                               -------------

           HOUSEHOLD PRODUCTS--3.9%
   137,200 The Clorox Co......................................     8,085,196
   266,200 The Procter & Gamble Co............................    14,662,296
                                                               -------------
                                                                  22,747,492
                                                               -------------

           IT SERVICES--1.6%
   133,600 Alliance Data Systems Corp. (b)....................     6,343,328
    71,500 Cognizant Technology Solutions Corp.
            (Class A) (b) (c).................................     3,026,595
                                                               -------------
                                                                   9,369,923
                                                               -------------

           INDUSTRIAL CONGLOMERATES--6.4%
   590,300 General Electric Co................................    21,545,950
   449,600 Tyco International, Ltd............................    16,068,704
                                                               -------------
                                                                  37,614,654
                                                               -------------

           INSURANCE--0.9%
    82,825 American International Group, Inc..................     5,439,118
                                                               -------------

           INTERNET & CATALOG RETAIL--2.5%
   126,900 eBay, Inc. (b).....................................    14,755,932
                                                               -------------

           INTERNET SOFTWARE & SERVICES--2.4%
   377,100 Yahoo!, Inc. (b)...................................    14,209,128
                                                               -------------

           MEDIA--3.7%
   140,800 Comcast Corp. (Special Class A) (b)................     4,623,872
   702,900 News Corp., Inc. (c)...............................    13,495,680
   120,350 The Walt Disney Co.................................     3,345,730
                                                               -------------
                                                                  21,465,282
                                                               -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-189

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP GROWTH)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                               VALUE
        SHARES                                                (NOTE 1)
      -------------------------------------------------------------------

                 METALS & MINING--1.4%
         203,700 CONSOL Energy, Inc........................ $   8,361,885
                                                            -------------

                 MULTILINE RETAIL--3.6%
         137,600 Kohl's Corp. (b)..........................     6,765,792
         280,200 Target Corp...............................    14,550,786
                                                            -------------
                                                               21,316,578
                                                            -------------

                 OFFICE ELECTRONICS--0.4%
          43,100 Zebra Technologies Corp. (Class A) (b) (c)     2,425,668
                                                            -------------

                 OIL & GAS--2.3%
         128,300 EOG Resources, Inc........................     9,155,488
          70,300 Newfield Exploration Co. (b)..............     4,151,215
                                                            -------------
                                                               13,306,703
                                                            -------------

                 PHARMACEUTICALS--8.6%
          88,000 Allergan, Inc.............................     7,134,160
          46,600 Elan Corp., Plc. (ADR) (b) (c)............     1,269,850
         231,600 Johnson & Johnson.........................    14,688,072
         345,000 Novartis AG (ADR).........................    17,436,300
         374,700 Pfizer, Inc...............................    10,075,683
                                                            -------------
                                                               50,604,065
                                                            -------------

                 SEDMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--4.1%
         676,100 Intel Corp................................    15,813,979
         139,100 Linear Technology Corp....................     5,391,516
         231,500 PMC-Sierra, Inc. (b)......................     2,604,375
                                                            -------------
                                                               23,809,870
                                                            -------------

                 SOFTWARE--6.4%
         847,400 Microsoft Corp............................    22,634,054
         950,300 Oracle Corp. (b)..........................    13,038,116
         144,300 Red Hat, Inc. (b) (c).....................     1,926,405
                                                            -------------
                                                               37,598,575
                                                            -------------

                                                                 VALUE
          SHARES                                                (NOTE 1)
        ----------------------------------------------------------------------

                       SPECIALTY RETAIL--2.7%
             59,200    Lowe's Cos., Inc...................... $   3,409,328
            164,800    PETsMART, Inc.........................     5,855,344
            201,000    Staples, Inc..........................     6,775,710
                                                              -------------
                                                                 16,040,382
                                                              -------------

                       TEXTILES, APPAREL & LUXURY GOODS--3.1%
             68,800    Coach, Inc. (b).......................     3,880,320
             80,200    NIKE, Inc. (Class B)..................     7,273,338
            161,800    Polo Ralph Lauren Corp. (c)...........     6,892,680
                                                              -------------
                                                                 18,046,338
                                                              -------------
                       Total Common Stocks
                        (Identified Cost $504,154,631).......   583,800,775
                                                              -------------

        SHORT TERM INVESTMENTS--0.2%
           FACE
          AMOUNT
        ----------------------------------------------------------------------

                       COMMERCIAL PAPER--0.2%
        $ 1,360,000    UBS Finance, Inc. 2.200%, 01/03/05.... $   1,359,834
                                                              -------------
                       Total Short Term Investments
                        (Identified Cost $1,359,834).........     1,359,834
                                                              -------------
                       Total Investments--99.7%
                        (Identified Cost $505,514,465) (a)...   585,160,609
                       Other assets less liabilities.........     1,680,238
                                                              -------------
                       TOTAL NET ASSETS--100%................ $ 586,840,847
                                                              =============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-190

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP GROWTH)




STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

     ASSETS
       Investments at value.....................             $ 585,160,609
       Cash.....................................                     1,213
       Collateral for securities loaned.........                35,990,139
       Receivable for:
        Securities sold.........................                 2,261,665
        Fund shares sold........................                 1,146,129
        Dividends and interest..................                   425,289
                                                             -------------
         Total Assets...........................               624,985,044
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $ 1,692,775
        Return of collateral for securities
         loaned.................................  35,990,139
       Accrued expenses:
        Management fees.........................     359,558
        Service and distribution fees...........      11,833
        Deferred directors fees.................      29,355
        Other expenses..........................      60,537
                                                 -----------
         Total Liabilities......................                38,144,197
                                                             -------------
     NET ASSETS.................................             $ 586,840,847
                                                             =============
       Net assets consist of:
        Capital paid in.........................             $ 761,082,065
        Undistributed net investment income
         (loss).................................                 2,139,538
        Accumulated net realized gains
         (losses)...............................              (256,026,900)
        Unrealized appreciation (depreciation)
         on investments.........................                79,646,144
                                                             -------------
     NET ASSETS.................................             $ 586,840,847
                                                             =============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ( $510,771,280 divided by
      25,077,639 shares outstanding)............             $       20.37
                                                             =============
     CLASS B
     Net asset value and redemption price per
      share ( $28,818,234 divided by
      1,437,869 shares outstanding).............             $       20.04
                                                             =============
     CLASS E
     Net asset value and redemption price per
      share ( $47,251,333 divided by
      2,339,982 shares outstanding).............             $       20.19
                                                             =============
     Identified cost of investments.............             $ 505,514,465
                                                             =============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

     INVESTMENT INCOME
       Dividends...............................             $  6,461,159(a)
       Interest................................                  154,215(b)
                                                            ------------
                                                               6,615,374
     EXPENSES
       Management fees......................... $4,181,373
       Service and distribution fees--Class B..     39,901
       Service and distribution fees--Class E..     63,908
       Directors' fees and expenses............     25,532
       Custodian...............................    122,477
       Audit and tax services..................     21,371
       Legal...................................     12,792
       Printing................................    162,771
       Insurance...............................     12,085
       Miscellaneous...........................      4,473
                                                ----------
       Total expenses before reductions........  4,646,683
       Expense reductions......................   (223,521)    4,423,162
                                                ----------  ------------
     NET INVESTMENT INCOME (LOSS)..............                2,192,212
                                                            ------------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................               61,402,507
     Unrealized appreciation (depreciation) on:
       Investments--net........................              (15,127,902)
                                                            ------------
     Net gain (loss)...........................               46,274,605
                                                            ------------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $ 48,466,817
                                                            ============

(a)Net of foreign taxes of $38,294.
(b)Includes income on securities loaned of $47,219.

                See accompanying notes to financial statements.

                                    MSF-191

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP GROWTH)

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $  2,192,212  $    (54,086)
  Net realized gain.................................................   61,402,507    57,930,326
  Unrealized appreciation (depreciation)............................  (15,127,902)   96,726,234
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   48,466,817   154,602,474
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................            0      (279,573)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................            0      (279,573)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  (38,842,134)  (42,001,758)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    9,624,683   112,321,143

NET ASSETS
  Beginning of the period...........................................  577,216,164   464,895,021
                                                                     ------------  ------------
  End of the period................................................. $586,840,847  $577,216,164
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  2,139,538  $    (21,324)
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                 YEAR ENDED
                                                                   DECEMBER 31, 2004           DECEMBER 31, 2003
                                                               -------------------------  --------------------------
                                                                 SHARES          $           SHARES          $
                                                               ----------  -------------  -----------  -------------
CLASS A
  Sales.......................................................  4,377,237  $  82,651,664    6,987,320  $ 110,813,878
  Reinvestments...............................................          0              0       19,361        279,573
  Redemptions................................................. (8,138,806)  (153,665,556) (10,602,971)  (167,671,105)
                                                               ----------  -------------  -----------  -------------
  Net increase (decrease)..................................... (3,761,569) $ (71,013,892)  (3,596,290) $ (56,577,654)
                                                               ==========  =============  ===========  =============
CLASS B
  Sales.......................................................  1,629,166  $  29,464,501        4,970  $      85,305
  Redemptions.................................................   (196,110)    (3,622,230)        (226)        (3,745)
                                                               ----------  -------------  -----------  -------------
  Net increase (decrease).....................................  1,433,056     25,842,271        4,744  $      81,560
                                                               ==========  =============  ===========  =============
CLASS E
  Sales.......................................................    722,082  $  13,600,671    1,199,100  $  19,448,257
  Redemptions.................................................   (388,316)    (7,271,184)    (297,504)    (4,953,921)
                                                               ----------  -------------  -----------  -------------
  Net increase (decrease).....................................    333,766  $   6,329,487      901,596  $  14,494,336
                                                               ==========  =============  ===========  =============
  Increase (decrease) derived from capital share transactions. (1,994,747) $ (38,842,134)  (2,689,950) $ (42,001,758)
                                                               ==========  =============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-192

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP GROWTH)

FINANCIAL HIGHLIGHTS


                                                                                                       CLASS A
                                                                                   --------------------------------------
                                                                                               YEAR ENDED DECEMBER 31,
                                                                                   --------------------------------------
                                                                                     2004     2003      2002      2001
                                                                                   -------- --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $  18.72 $  13.86  $  20.74  $  25.06
                                                                                   -------- --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     0.08     0.00      0.01      0.00
  Net realized and unrealized gain (loss) on investments..........................     1.57     4.87     (6.89)    (2.91)
                                                                                   -------- --------  --------  --------
  Total from investment operations................................................     1.65     4.87     (6.88)    (2.91)
                                                                                   -------- --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................     0.00    (0.01)     0.00     (0.07)
  Distributions from net realized capital gains...................................     0.00     0.00      0.00     (1.34)
  Distributions in excess of net realized capital gains...........................     0.00     0.00      0.00      0.00
                                                                                   -------- --------  --------  --------
  Total distributions.............................................................     0.00    (0.01)     0.00     (1.41)
                                                                                   -------- --------  --------  --------
NET ASSET VALUE, END OF PERIOD.................................................... $  20.37 $  18.72  $  13.86  $  20.74
                                                                                   ======== ========  ========  ========
TOTAL RETURN (%)..................................................................      8.8     35.2     (33.2)    (12.0)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.80     0.82      0.79      0.84
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.76     0.80        --        --
Ratio of net investment income (loss) to average net assets (%)...................     0.39     0.00      0.05      0.00
Portfolio turnover rate (%).......................................................      190      167       243        88
Net assets, end of period (000)................................................... $510,771 $539,840  $449,676  $788,097

                                                                                   ---------

                                                                                   ---------
                                                                                     2000
                                                                                   --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $  29.34
                                                                                   --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     0.03
  Net realized and unrealized gain (loss) on investments..........................    (3.99)
                                                                                   --------
  Total from investment operations................................................    (3.96)
                                                                                   --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (0.09)
  Distributions from net realized capital gains...................................     0.00
  Distributions in excess of net realized capital gains...........................    (0.23)
                                                                                   --------
  Total distributions.............................................................    (0.32)
                                                                                   --------
NET ASSET VALUE, END OF PERIOD.................................................... $  25.06
                                                                                   ========
TOTAL RETURN (%)..................................................................    (13.7)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.79
Ratio of operating expenses to average net assets after expense reductions (%) (d)       --
Ratio of net investment income (loss) to average net assets (%)...................     0.23
Portfolio turnover rate (%).......................................................       88
Net assets, end of period (000)................................................... $968,357

                                                                             CLASS B                              CLASS E
                                                                 ----------------------------     -------------------------
                                                                   YEAR ENDED    JULY 30, 2002(A)        YEAR ENDED
                                                                  DECEMBER 31,       THROUGH            DECEMBER 31,
                                                                 --------------    DECEMBER 31,   ------------------------
                                                                  2004    2003         2002        2004     2003     2002
                                                                 ------- ------  ---------------- ------- -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD............................ $ 18.46 $13.65       $14.64      $ 18.59 $ 13.78  $ 20.64
                                                                 ------- ------       ------      ------- -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..................................    0.07   0.00        (0.01)        0.06   (0.02)   (0.01)
  Net realized and unrealized gain (loss) on investments........    1.51   4.81        (0.98)        1.54    4.83    (6.85)
                                                                 ------- ------       ------      ------- -------  -------
  Total from investment operations..............................    1.58   4.81        (0.99)        1.60    4.81    (6.86)
                                                                 ------- ------       ------      ------- -------  -------
NET ASSET VALUE, END OF PERIOD.................................. $ 20.04 $18.46       $13.65      $ 20.19 $ 18.59  $ 13.78
                                                                 ======= ======       ======      ======= =======  =======
TOTAL RETURN (%)................................................     8.6   35.2         (6.8)(b)      8.6    34.9    (33.2)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................    1.05   1.07         1.04 (c)     0.95    0.97     0.94
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................    1.01   1.05           --         0.91    0.95       --
Ratio of net investment income (loss) to average net assets (%).    0.59  (0.04)       (0.24)(c)     0.29   (0.14)   (0.06)
Portfolio turnover rate (%).....................................     190    167          243 (c)      190     167      243
Net assets, end of period (000)................................. $28,818 $   89       $    1      $47,251 $37,288  $15,218

                                                                 -----------
                                                                 MAY 1, 2001(A)
                                                                    THROUGH
                                                                  DECEMBER 31,
                                                                      2001
                                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $23.50
                                                                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..................................       0.00
  Net realized and unrealized gain (loss) on investments........      (2.86)
                                                                     ------
  Total from investment operations..............................      (2.86)
                                                                     ------
NET ASSET VALUE, END OF PERIOD..................................     $20.64
                                                                     ======
TOTAL RETURN (%)................................................      (12.2)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................       0.99 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................         --
Ratio of net investment income (loss) to average net assets (%).       0.00 (c)
Portfolio turnover rate (%).....................................         88 (c)
Net assets, end of period (000).................................     $4,994

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.


                See accompanying notes to financial statements.

                                    MSF-193

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LARGE CAP VALUE PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--98.6% OF TOTAL NET ASSETS

                                                           VALUE
           SHARES                                         (NOTE 1)
           ----------------------------------------------------------

                   AEROSPACE & DEFENSE--5.2%
            52,115 Honeywell International, Inc........ $   1,845,392
            14,700 Lockheed Martin Corp................       816,585
            48,000 Raytheon Co.........................     1,863,840
            24,870 The Boeing Co.......................     1,287,520
                                                        -------------
                                                            5,813,337
                                                        -------------

                   AUTOMOBILES--0.7%
            20,600 General Motors Corp.................       825,236
                                                        -------------

                   BIOTECHNOLOGY--0.7%
            27,800 MedImmune, Inc. (b).................       753,658
                                                        -------------

                   CAPITAL MARKETS--4.6%
            17,600 Merrill Lynch & Co., Inc............     1,051,952
            30,180 Morgan Stanley......................     1,675,594
            46,300 The Bank of New York Co., Inc.......     1,547,346
            71,100 The Charles Schwab Corp.............       850,356
                                                        -------------
                                                            5,125,248
                                                        -------------

                   CHEMICALS--2.9%
            23,800 Air Products & Chemicals, Inc.......     1,379,686
            38,850 E. I. du Pont de Nemours & Co.......     1,905,592
                                                        -------------
                                                            3,285,278
                                                        -------------

                   COMMERCIAL BANKS--6.2%
            85,586 Bank of America Corp................     4,021,686
            17,070 PNC Financial Services Group, Inc...       980,501
            63,450 U.S. Bancorp........................     1,987,254
                                                        -------------
                                                            6,989,441
                                                        -------------

                   COMMERCIAL SERVICES & SUPPLIES--2.3%
            42,980 Cendant Corp........................     1,004,873
            50,880 Waste Management, Inc...............     1,523,347
                                                        -------------
                                                            2,528,220
                                                        -------------

                   COMMUNICATIONS EQUIPMENT--0.8%
            51,600 Motorola, Inc.......................       887,520
                                                        -------------

                   COMPUTERS & PERIPHERALS--2.0%
            47,400 Hewlett-Packard Co..................       993,978
           234,500 Sun Microsystems, Inc. (b)..........     1,261,610
                                                        -------------
                                                            2,255,588
                                                        -------------

                   CONSUMER FINANCE--1.2%
            49,380 MBNA Corp...........................     1,392,022
                                                        -------------

                   DIVERSIFIED FINANCIAL SERVICES--4.9%
            73,371 Citigroup, Inc......................     3,535,015
            51,740 JPMorgan Chase & Co.................     2,018,377
                                                        -------------
                                                            5,553,392
                                                        -------------

                   DIVERSIFIED TELECOMMUNICATION SERVICES--4.2%
            72,600 SBC Communications, Inc.............     1,870,902
            34,500 Sprint Corp.........................       857,325
            49,390 Verizon Communications, Inc.........     2,000,789
                                                        -------------
                                                            4,729,016
                                                        -------------

                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                ELECTRIC UTILITIES--1.9%
         39,430 PPL Corp................................ $   2,100,830
                                                         -------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
         48,600 Agilent Technologies, Inc. (b)..........     1,171,260
                                                         -------------

                ENERGY EQUIPMENT & SERVICES--2.0%
         28,610 Halliburton Co..........................     1,122,657
         26,870 Transocean, Inc.........................     1,139,019
                                                         -------------
                                                             2,261,676
                                                         -------------

                FOOD & STAPLES RETAILING--2.9%
         38,570 CVS Corp................................     1,738,350
         88,030 The Kroger Co. (b)......................     1,544,046
                                                         -------------
                                                             3,282,396
                                                         -------------

                FOOD PRODUCTS--2.0%
         28,290 General Mills, Inc......................     1,406,296
         24,800 Kraft Foods, Inc. (Class A).............       883,128
                                                         -------------
                                                             2,289,424
                                                         -------------

                HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
         49,030 Baxter International, Inc...............     1,693,496
                                                         -------------

                HEALTH CARE PROVIDERS & SERVICES--1.2%
         34,207 HCA, Inc................................     1,366,912
                                                         -------------

                HOTELS, RESTAURANTS & LEISURE--1.9%
         66,240 McDonald's Corp.........................     2,123,654
                                                         -------------

                HOUSEHOLD DURABLES--1.0%
         46,000 Newell Rubbermaid, Inc..................     1,112,740
                                                         -------------

                HOUSEHOLD PRODUCTS--1.1%
         18,900 Kimberly-Clark Corp.....................     1,243,809
                                                         -------------

                IT SERVICES--0.9%
         42,100 Electronic Data Systems Corp............       972,510
                                                         -------------

                INDUSTRIAL CONGLOMERATES--3.2%
         34,800 General Electric Co.....................     1,270,200
         64,520 Tyco International, Ltd.................     2,305,945
                                                         -------------
                                                             3,576,145
                                                         -------------

                INSURANCE--5.5%
         29,860 American International Group, Inc.......     1,960,906
         24,300 Genworth Financial, Inc.................       656,100
         17,380 Hartford Financial Services Group, Inc..     1,204,608
         35,700 UnumProvident Corp......................       640,458
         22,680 XL Capital, Ltd. (Class A)..............     1,761,102
                                                         -------------
                                                             6,223,174
                                                         -------------

                INVESTMENT COMPANY--3.9%
         65,400 iShares Russell 1000 Value Index Fund...     4,340,598
                                                         -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-194

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LARGE CAP VALUE PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                          VALUE
            SHARES                                       (NOTE 1)
            --------------------------------------------------------

                    LEISURE EQUIPMENT & PRODUCTS--0.9%
             53,900 Mattel, Inc....................... $   1,050,511
                                                       -------------

                    MEDIA--7.0%
            135,870 Liberty Media Corp. (Class A) (b).     1,491,853
             73,753 The DIRECTV Group, Inc. (b).......     1,234,625
             75,090 The Walt Disney Co................     2,087,502
             80,800 Time Warner, Inc. (b).............     1,570,752
             17,200 Tribune Co........................       724,808
             21,600 Viacom, Inc. (Class B)............       786,024
                                                       -------------
                                                           7,895,564
                                                       -------------

                    METALS & MINING--1.4%
             15,920 Alcoa, Inc........................       500,206
             27,300 CONSOL Energy, Inc................     1,120,665
                                                       -------------
                                                           1,620,871
                                                       -------------

                    MULTILINE RETAIL--0.7%
             14,140 Federated Department Stores, Inc..       817,151
                                                       -------------

                    OIL & GAS--8.8%
             12,300 Amerada Hess Corp.................     1,013,274
             10,470 Anadarko Petroleum Corp...........       678,561
             17,820 BP, Plc. (ADR)....................     1,040,688
             33,286 ChevronTexaco Corp................     1,747,848
             15,800 EOG Resources, Inc................     1,127,488
             58,224 Exxon Mobil Corp..................     2,984,562
             22,800 Royal Dutch Petroleum Co. (ADR)...     1,308,264
                                                       -------------
                                                           9,900,685
                                                       -------------

                    PAPER & FOREST PRODUCTS--1.3%
             34,970 International Paper Co............     1,468,740
                                                       -------------

                    PHARMACEUTICALS--4.0%
             47,810 Bristol-Myers Squibb Co...........     1,224,892
             28,000 Merck & Co., Inc..................       899,920
             19,300 Pfizer, Inc.......................       518,977
             43,790 Schering-Plough Corp..............       914,335
             22,970 Wyeth.............................       978,293
                                                       -------------
                                                           4,536,417
                                                       -------------

                    ROAD & RAIL--1.8%
             29,900 Union Pacific Corp................     2,010,775
                                                       -------------

                    SOFTWARE--1.0%
             41,250 Microsoft Corp....................     1,101,787
                                                       -------------

                    SPECIALTY RETAIL--3.5%
             67,460 The Gap, Inc......................     1,424,755
             38,100 The Home Depot, Inc...............     1,628,394
             43,300 Toys "R" Us, Inc. (b).............       886,351
                                                       -------------
                                                           3,939,500
                                                       -------------

                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                    THRIFTS & MORTGAGE FINANCE--1.5%
             14,620 Federal National Mortgage Association $   1,041,090
             15,100 Washington Mutual, Inc...............       638,428
                                                          -------------
                                                              1,679,518
                                                          -------------

                    TOBACCO--1.0%
             17,740 Altria Group, Inc....................     1,083,914
                                                          -------------
                    Total Common Stocks
                     (Identified Cost $94,410,876).......   111,002,013
                                                          -------------

         SHORT TERM INVESTMENTS--1.3%
            FACE
           AMOUNT
         --------------------------------------------------------------

                    COMMERCIAL PAPER--1.3%
         $1,294,000 UBS Finance, Inc. 2.200%, 01/03/05...     1,293,842
            233,000 UBS Finance, Inc. 2.346%, 01/03/05...       232,970
                                                          -------------
                                                              1,526,812
                                                          -------------
                    Total Short Term Investments
                     (Identified Cost $1,526,812)........     1,526,812
                                                          -------------
                    Total Investments--99.9%
                     (Identified Cost $95,937,688) (a)...   112,528,825
                    Other assets less liabilities........        59,008
                                                          -------------
                    TOTAL NET ASSETS--100%............... $ 112,587,833
                                                          =============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-195

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LARGE CAP VALUE PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

     ASSETS
       Investments at value.........................          $112,528,825
       Cash.........................................                   525
       Receivable for:..............................
        Fund shares sold............................               155,382
        Dividends and interest......................               175,894
                                                              ------------
         Total Assets...............................           112,860,626
     LIABILITIES
       Payable for:
        Fund shares redeemed........................ $146,318
       Accrued expenses:
        Management fees.............................   78,901
        Service and distribution fees...............   10,355
        Other expenses..............................   37,219
                                                     --------
         Total Liabilities..........................               272,793
                                                              ------------
     NET ASSETS.....................................          $112,587,833
                                                              ============
       Net assets consist of:
        Capital paid in.............................          $ 97,734,982
        Undistributed net investment income (loss)..             1,055,520
        Accumulated net realized gains (losses).....            (2,793,806)
        Unrealized appreciation (depreciation) on
         investments................................            16,591,137
                                                              ------------
     NET ASSETS.....................................          $112,587,833
                                                              ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per share
      ($37,258,650 divided by 3,077,402 shares
      outstanding)..................................          $      12.11
                                                              ============
     CLASS B
     Net asset value and redemption price per share
      ($15,880,011 divided by 1,316,082 shares
      outstanding)..................................          $      12.07
                                                              ============
     CLASS E
     Net asset value and redemption price per share
      ($59,449,172 divided by 4,922,260 shares
      outstanding)..................................          $      12.08
                                                              ============
     Identified cost of investments.................          $ 95,937,688
                                                              ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

      INVESTMENT INCOME
        Dividends...............................           $ 1,835,096(a)
        Interest................................                35,085
                                                           -----------
                                                             1,870,181
      EXPENSES
        Management fees......................... $582,621
        Deferred expense reimbursement..........   41,385
        Service and distribution fees--Class B..   10,437
        Service and distribution fees--Class E..   65,687
        Directors' fees and expenses............   23,226
        Custodian...............................   73,017
        Audit and tax services..................   21,371
        Legal...................................    3,487
        Printing................................   22,631
        Insurance...............................    1,509
        Miscellaneous...........................    4,066
                                                 --------
        Total expenses before reimbursement.....  849,437
        Expense reductions......................  (34,776)     814,661
                                                 --------  -----------
      NET INVESTMENT INCOME.....................             1,055,520
                                                           -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................             3,374,984
      Unrealized appreciation (depreciation) on:
        Investments--net........................             7,332,003
                                                           -----------
      Net gain (loss)...........................            10,706,987
                                                           -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................           $11,762,507
                                                           ===========

(a)Net of foreign taxes of $3,016.

                See accompanying notes to financial statements.

                                    MSF-196

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LARGE CAP VALUE PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)

STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED   YEAR ENDED
                                                                     DECEMBER 31, DECEMBER 31,
                                                                         2004         2003
                                                                     ------------ ------------
FROM OPERATIONS
  Net investment income............................................. $  1,055,520 $   448,589
  Net realized gain (loss)..........................................    3,374,984    (495,247)
  Unrealized appreciation (depreciation)............................    7,332,003  10,207,595
                                                                     ------------ -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   11,762,507  10,160,937
                                                                     ------------ -----------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................            0    (249,238)
    Class B.........................................................            0        (366)
    Class E.........................................................            0    (199,940)
                                                                     ------------ -----------
  TOTAL DISTRIBUTIONS...............................................            0    (449,544)
                                                                     ------------ -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   38,600,872  42,958,485
                                                                     ------------ -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   50,363,379  52,669,878

NET ASSETS
  Beginning of the period...........................................   62,224,454   9,554,576
                                                                     ------------ -----------
  End of the period................................................. $112,587,833 $62,224,454
                                                                     ============ ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  1,055,520 $         0
                                                                     ============ ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2004         DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  1,286,608  $ 14,179,446     841,639  $  7,752,902
  Shares issued through acquisition...........................          0             0   3,283,888    30,334,284
  Reinvestments...............................................          0             0      24,474       249,238
  Redemptions................................................. (1,311,904)  (14,526,059) (1,631,176)  (14,930,488)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    (25,296) $   (346,613)  2,518,825  $ 23,405,936
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  1,359,175  $ 15,231,237       6,225  $     59,500
  Reinvestments...............................................          0             0          35           366
  Redemptions.................................................    (48,827)     (545,419)       (655)       (6,298)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,310,348  $ 14,685,818       5,605  $     53,568
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  3,234,925  $ 35,653,140   2,557,469  $ 23,475,760
  Reinvestments...............................................          0             0      19,972       199,940
  Redemptions................................................. (1,037,179)  (11,391,473)   (470,858)   (4,176,719)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  2,197,746  $ 24,261,667   2,106,583  $ 19,498,981
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  3,482,798  $ 38,600,872   4,631,013  $ 42,958,485
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-197

METROPOLITAN SERIES FUND, INC.

 BLACKROCK LARGE CAP VALUE PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)

FINANCIAL HIGHLIGHTS








NET ASSET VALUE, BEGINNING OF PERIOD........................................................................................

INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................................................................................
  Net realized and unrealized gain (loss) on investments....................................................................

  Total from investment operations..........................................................................................

LESS DISTRIBUTIONS
  Distributions from net investment income..................................................................................

  Total distributions.......................................................................................................

NET ASSET VALUE, END OF PERIOD..............................................................................................

TOTAL RETURN (%)............................................................................................................
Ratio of operating expenses to average net assets before expense reductions (%).............................................
Ratio of operating expenses to average net assets after expense reductions (%) (d)..........................................
Ratio of net investment income to average net assets (%)....................................................................
Portfolio turnover rate (%).................................................................................................
Net assets, end of period (000).............................................................................................
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)...................................................................................................................

                                                                                                  CLASS A
                                                                                         ---------------------------
                                                                                            YEAR ENDED    MAY 1, 2002(A)
                                                                                           DECEMBER 31,      THROUGH
                                                                                         ---------------   DECEMBER 31,
                                                                                          2004     2003        2002
                                                                                         ------- -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD.................................................... $ 10.67 $  7.95      $10.00
                                                                                         ------- -------      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................................................    0.15    0.11        0.06
  Net realized and unrealized gain (loss) on investments................................    1.29    2.71       (2.06)
                                                                                         ------- -------      ------
  Total from investment operations......................................................    1.44    2.82       (2.00)
                                                                                         ------- -------      ------
LESS DISTRIBUTIONS
  Distributions from net investment income..............................................    0.00   (0.10)      (0.05)
                                                                                         ------- -------      ------
  Total distributions...................................................................    0.00   (0.10)      (0.05)
                                                                                         ------- -------      ------
NET ASSET VALUE, END OF PERIOD.......................................................... $ 12.11 $ 10.67      $ 7.95
                                                                                         ======= =======      ======
TOTAL RETURN (%)........................................................................    13.4    35.7       (20.0)(b)
Ratio of operating expenses to average net assets before expense reductions (%).........    0.93    0.94        0.85 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)......    0.89      --          --
Ratio of net investment income to average net assets (%)................................    1.31    1.28        1.18 (c)
Portfolio turnover rate (%).............................................................      31      51          84 (c)
Net assets, end of period (000)......................................................... $37,259 $33,113      $4,642
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would have
 been (%)...............................................................................      --    1.05        2.33 (c)

                                                                                  CLASS B
                                                                      ----------------------------
                                                                        YEAR ENDED    JULY 30, 2002(A)
                                                                       DECEMBER 31,       THROUGH
                                                                      --------------    DECEMBER 31,
                                                                       2004    2003         2002
                                                                      ------- ------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD................................. $ 10.66 $ 7.95       $ 8.30
                                                                      ------- ------       ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................    0.08   0.04         0.03
  Net realized and unrealized gain (loss) on investments.............    1.33   2.76        (0.36)
                                                                      ------- ------       ------
  Total from investment operations...................................    1.41   2.80        (0.33)
                                                                      ------- ------       ------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................    0.00  (0.09)       (0.02)
                                                                      ------- ------       ------
  Total distributions................................................    0.00  (0.09)       (0.02)
                                                                      ------- ------       ------
NET ASSET VALUE, END OF PERIOD....................................... $ 12.07 $10.66       $ 7.95
                                                                      ======= ======       ======
TOTAL RETURN (%).....................................................    13.2   35.4         (4.0)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)......................................................    1.18   1.19         1.10 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d)..................................................    1.14     --           --
Ratio of net investment income to average net assets (%).............    1.46   1.02         0.93 (c)
Portfolio turnover rate (%)..........................................      31     51           84 (c)
Net assets, end of period (000)...................................... $15,880 $   61       $    1
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would have been
 (%).................................................................      --   1.30         2.58 (c)

                                                                                  CLASS E
                                                                      ---------------------------
                                                                         YEAR ENDED    MAY 1, 2002(A)
                                                                        DECEMBER 31,      THROUGH
                                                                      ---------------   DECEMBER 31,
                                                                       2004     2003        2002
                                                                      ------- -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD................................. $ 10.66 $  7.95      $10.00
                                                                      ------- -------      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................    0.12    0.08        0.04
  Net realized and unrealized gain (loss) on investments.............    1.30    2.72       (2.04)
                                                                      ------- -------      ------
  Total from investment operations...................................    1.42    2.80       (2.00)
                                                                      ------- -------      ------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................    0.00   (0.09)      (0.05)
                                                                      ------- -------      ------
  Total distributions................................................    0.00   (0.09)      (0.05)
                                                                      ------- -------      ------
NET ASSET VALUE, END OF PERIOD....................................... $ 12.08 $ 10.66      $ 7.95
                                                                      ======= =======      ======
TOTAL RETURN (%).....................................................    13.3    35.4       (20.0)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)......................................................    1.08    1.09        1.00 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d)..................................................    1.04      --          --
Ratio of net investment income to average net assets (%).............    1.21    1.14        1.03 (c)
Portfolio turnover rate (%)..........................................      31      51          84 (c)
Net assets, end of period (000)...................................... $59,449 $29,051      $4,911
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would have been
 (%).................................................................      --    1.20        2.48 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arranements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-198

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--97.5% OF TOTAL NET ASSETS



                                                                VALUE
           SHARES                                              (NOTE 1)
         -----------------------------------------------------------------

                       AIR FREIGHT & LOGISTICS--1.0%
             33,800    United Parcel Service, Inc. (Class B) $   2,888,548
                                                             -------------

                       AUTOMOBILES--0.5%
             21,900    Harley-Davidson, Inc.................     1,330,425
                                                             -------------

                       BEVERAGES--0.9%
             14,600    PepsiCo, Inc.........................       762,120
             39,800    The Coca-Cola Co.....................     1,656,874
                                                             -------------
                                                                 2,418,994
                                                             -------------

                       BIOTECHNOLOGY--2.6%
             56,700    Amgen, Inc. (b)......................     3,637,305
             16,400    Biogen Idec, Inc. (b)................     1,092,404
             11,000    Genentech, Inc. (b)..................       598,840
             50,800    Gilead Sciences, Inc. (b)............     1,777,492
                                                             -------------
                                                                 7,106,041
                                                             -------------

                       CAPITAL MARKETS--8.1%
            135,800    Ameritrade Holding Corp. (b).........     1,931,076
             45,100    Credit Suisse Group, (CHF) (b).......     1,896,854
             59,100    Mellon Financial Corp................     1,838,601
             48,900    Merrill Lynch & Co., Inc.............     2,922,753
             34,100    Northern Trust Corp..................     1,656,578
            107,400    State Street Corp....................     5,275,488
            124,400    The Charles Schwab Corp..............     1,487,824
             14,900    The Goldman Sachs Group, Inc.........     1,550,196
             43,900    UBS AG, (CHF)........................     3,665,592
                                                             -------------
                                                                22,224,962
                                                             -------------

                       COMMERCIAL BANKS--1.0%
             85,800    U.S. Bancorp.........................     2,687,256
                                                             -------------

                       COMMERCIAL SERVICES & SUPPLIES--1.9%
             21,900    Apollo Group, Inc. (Class A) (b).....     1,767,549
            149,900    Cendant Corp.........................     3,504,662
                                                             -------------
                                                                 5,272,211
                                                             -------------

                       COMMUNICATIONS EQUIPMENT--2.6%
            112,900    Cisco Systems, Inc. (b)..............     2,178,970
            217,800    Corning, Inc. (b)....................     2,563,506
             52,100    Juniper Networks, Inc. (b)...........     1,416,599
             25,500    QUALCOMM, Inc........................     1,081,200
                                                             -------------
                                                                 7,240,275
                                                             -------------

                       COMPUTERS & PERIPHERALS--1.9%
            122,000    Dell, Inc. (b).......................     5,141,080
                                                             -------------

                       CONSUMER FINANCE--2.5%
             66,700    American Express Co..................     3,759,879
             61,100    SLM Corp.............................     3,262,129
                                                             -------------
                                                                 7,022,008
                                                             -------------

                                                                  VALUE
     SHARES                                                      (NOTE 1)
   -------------------------------------------------------------------------

              DIVERSIFIED FINANCIAL SERVICES--4.1%
       48,600 Anglo Irish Bank Corp., Plc., (EUR)............. $   1,174,157
      207,915 Citigroup, Inc..................................    10,017,344
                                                               -------------
                                                                  11,191,501
                                                               -------------

              DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
       51,600 Sprint Corp.....................................     1,282,260
       19,400 Telus Corp., (CAD)..............................       584,048
       17,700 Telus Corp. (When-Issued) (b)...................       511,530
                                                               -------------
                                                                   2,377,838
                                                               -------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
        4,240 Samsung Electronics Co., Ltd., (KRW)............     1,850,349
                                                               -------------

              ENERGY EQUIPMENT & SERVICES--2.1%
       72,900 Baker Hughes, Inc...............................     3,110,643
       40,400 Schlumberger, Ltd...............................     2,704,780
                                                               -------------
                                                                   5,815,423
                                                               -------------

              FOOD & STAPLES RETAILING--4.0%
       48,400 Sysco Corp......................................     1,847,428
      128,100 Wal-Mart de Mexico S.A. de CV, (MXN)............       439,705
       20,700 Wal-Mart de Mexico S.A. de CV (ADR).............       711,231
      109,600 Wal-Mart Stores, Inc............................     5,789,072
       59,400 Walgreen Co.....................................     2,279,178
                                                               -------------
                                                                  11,066,614
                                                               -------------

              HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
       24,700 Biomet, Inc.....................................     1,071,733
       36,100 Boston Scientific Corp. (b).....................     1,283,355
       52,600 Medtronic, Inc..................................     2,612,642
       20,200 Stryker Corp....................................       974,650
                                                               -------------
                                                                   5,942,380
                                                               -------------

              HEALTH CARE PROVIDERS & SERVICES--4.5%
       10,400 Cardinal Health, Inc............................       604,760
       81,600 UnitedHealth Group, Inc.........................     7,183,248
       39,300 WellPoint, Inc. (b).............................     4,519,500
                                                               -------------
                                                                  12,307,508
                                                               -------------

              HOTELS, RESTAURANTS & LEISURE--3.6%
       51,400 Carnival Corp...................................     2,962,182
      327,100 Compass Group, Plc., (GBP)......................     1,541,146
      114,700 International Game Technology...................     3,943,386
        8,900 MGM Mirage, Inc. (b)............................       647,386
       13,700 Starbucks Corp. (b).............................       854,332
                                                               -------------
                                                                   9,948,432
                                                               -------------

              IT SERVICES--3.9%
      130,900 Accenture, Ltd. (Class A) (b)...................     3,534,300
       58,300 Affiliated Computer Services, Inc. (Class A) (b)     3,509,077
       33,900 First Data Corp.................................     1,442,106
       54,000 Fiserv, Inc. (b)................................     2,170,260
                                                               -------------
                                                                  10,655,743
                                                               -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-199

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                VALUE
       SHARES                                                  (NOTE 1)
     ---------------------------------------------------------------------

                INDUSTRIAL CONGLOMERATES--4.3%
        191,300 General Electric Co......................... $   6,982,450
        136,800 Tyco International, Ltd.....................     4,889,232
                                                             -------------
                                                                11,871,682
                                                             -------------

                INSURANCE--4.3%
         30,000 ACE, Ltd....................................     1,282,500
         98,100 American International Group, Inc...........     6,442,227
         45,100 Hartford Financial Services Group, Inc......     3,125,881
         33,900 Marsh & McLennan Cos., Inc..................     1,115,310
                                                             -------------
                                                                11,965,918
                                                             -------------

                INTERNET & CATALOG RETAIL--0.6%
         14,300 eBay, Inc. (b)..............................     1,662,804
                                                             -------------

                INTERNET SOFTWARE & SERVICES--1.7%
          5,600 Google, Inc. (Class A) (b)..................     1,081,360
         62,200 IAC/InterActiveCorp. (b)....................     1,717,964
         49,700 Yahoo!, Inc. (b)............................     1,872,696
                                                             -------------
                                                                 4,672,020
                                                             -------------

                MACHINERY--2.4%
         78,700 Danaher Corp................................     4,518,167
         26,700 Deere & Co..................................     1,986,480
                                                             -------------
                                                                 6,504,647
                                                             -------------

                MEDIA--7.6%
         80,400 British Sky Broadcasting Group, Plc., (GBP).       864,938
         36,600 Clear Channel Communications, Inc...........     1,225,734
         60,700 Comcast Corp. (Special Class A) (b).........     1,993,388
         63,800 EchoStar Communications Corp. (Class A).....     2,120,712
        423,412 Liberty Media Corp. (Class A) (b)...........     4,649,064
        171,000 News Corp. (Class A)........................     3,190,860
         29,800 The E.W. Scripps Co. (Class A)..............     1,438,744
        127,000 Time Warner, Inc. (b).......................     2,468,880
         33,800 Univision Communications, Inc. (Class A) (b)       989,326
         57,623 Viacom, Inc. (Class B)......................     2,096,901
                                                             -------------
                                                                21,038,547
                                                             -------------

                METALS & MINING--2.0%
        208,100 BHP Billiton, Ltd., (AUD)...................     2,490,872
         17,800 Nucor Corp..................................       931,652
         71,100 Rio Tinto, Plc., (GBP)......................     2,085,934
                                                             -------------
                                                                 5,508,458
                                                             -------------

                MULTILINE RETAIL--2.7%
         35,500 Family Dollar Stores, Inc...................     1,108,665
         40,200 Kohl's Corp. (b)............................     1,976,634
         85,200 Target Corp.................................     4,424,436
                                                             -------------
                                                                 7,509,735
                                                             -------------

                                                                VALUE
          SHARES                                               (NOTE 1)
        ------------------------------------------------------------------

                      OIL & GAS--2.0%
            48,000    ChevronTexaco Corp.................... $   2,520,480
            56,416    Exxon Mobil Corp......................     2,891,884
                                                             -------------
                                                                 5,412,364
                                                             -------------

                      PHARMACEUTICALS--4.0%
            44,400    Elan Corp., Plc. (ADR) (b)............     1,209,900
            22,200    Forest Laboratories, Inc. (b).........       995,892
            42,400    Johnson & Johnson.....................     2,689,008
           103,263    Pfizer, Inc...........................     2,776,742
            35,700    Teva Pharmaceutical Industries, Ltd.
                       (ADR)................................     1,066,002
            51,900    Wyeth.................................     2,210,421
                                                             -------------
                                                                10,947,965
                                                             -------------

                      SEMICONDUCTOR & SEMICONDUCTORS EQUIPMENT--3.8%
            66,000    Analog Devices, Inc...................     2,436,720
            53,500    ASML Holding NV (b), (EUR)............       855,095
           144,100    Intel Corp............................     3,370,499
            31,400    Maxim Integrated Products, Inc........     1,331,046
            34,700    Texas Instruments, Inc................       854,314
            59,100    Xilinx, Inc...........................     1,752,315
                                                             -------------
                                                                10,599,989
                                                             -------------

                      SOFTWARE--6.3%
            27,000    Adobe Systems, Inc....................     1,693,980
            33,700    Intuit, Inc. (b)......................     1,483,137
            27,600    Mercury Interactive Corp. (b).........     1,257,180
           342,200    Microsoft Corp........................     9,140,162
           123,100    Oracle Corp. (b)......................     1,688,932
            65,300    Red Hat, Inc. (b).....................       871,755
             6,300    SAP AG, (EUR).........................     1,119,876
                                                             -------------
                                                                17,255,022
                                                             -------------

                      SPECIALTY RETAIL--3.1%
            52,200    Best Buy Co., Inc.....................     3,101,724
            42,500    Industria de Diseno Textil S.A., (EUR)     1,247,644
           197,200    Kingfisher, Plc., (GBP)...............     1,169,663
            69,950    The Home Depot, Inc...................     2,989,663
                                                             -------------
                                                                 8,508,694
                                                             -------------

                      TEXTILES, APPAREL & LUXURY GOODS--0.4%
             5,484    Hermes International S.C.A., (EUR)....     1,089,579
                                                             -------------

                      THRIFTS & MORTGAGE FINANCE--0.5%
             6,800    Federal Home Loan Mortgage Corp.......       501,160
            12,800    Federal National Mortgage Association.       911,488
                                                             -------------
                                                                 1,412,648
                                                             -------------

                      TOBACCO--0.5%
            22,200    Altria Group, Inc.....................     1,356,420
                                                             -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-200

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                              VALUE
         SHARES                                              (NOTE 1)
        ----------------------------------------------------------------

                 WIRELESS TELECOMMUNICATION SERVICES--2.4%
          21,500 America Movil S.A. de C.V. (ADR)......... $   1,125,525
          71,000 Crown Castle International Corp. (b).....     1,181,440
          62,000 Nextel Communications, Inc. (Class A) (b)     1,860,000
         560,883 Vodafone Group, Plc., (GBP)..............     1,516,299
          32,800 Vodafone Group, Plc. (ADR)...............       898,064
                                                           -------------
                                                               6,581,328
                                                           -------------
                 Total Common Stocks
                  (Identified Cost $230,053,064)..........   268,385,408
                                                           -------------

       SHORT TERM INVESTMENTS--1.5%
                                                                  VALUE
         SHARES                                                  (NOTE 1)
       ---------------------------------------------------------------------

                     MUTUAL FUNDS--1.5%
        4,161,927    T. Rowe Price Reserve Investment Fund (d) $   4,161,927
                                                               -------------
                     Total Short Term Investments
                      (Identified Cost $4,161,927)............     4,161,927
                                                               -------------
                     Total Investments--99.0%
                      (Identified Cost $234,214,991) (a)......   272,547,335
                     Other assets less liabilities............     2,661,889
                                                               -------------
                     TOTAL NET ASSETS--100%................... $ 275,209,224
                                                               =============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-201

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO



STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

     ASSETS
       Investments at value........................          $272,547,335
       Receivable for:
        Securities sold............................             2,827,086
        Fund shares sold...........................               124,776
        Dividends and interest.....................               282,994
        Foreign taxes..............................                 9,629
                                                             ------------
         Total Assets..............................           275,791,820
     LIABILITIES
       Payable for:
        Fund shares redeemed....................... $233,932
        Securities purchased.......................  127,480
        Withholding taxes..........................    4,582
       Accrued expenses :
        Management fees............................  140,909
        Service and distribution fees..............   12,995
        Other expenses.............................   62,698
                                                    --------
         Total Liabilities.........................               582,596
                                                             ------------
     NET ASSETS....................................          $275,209,224
                                                             ============
       Net assets consist of :
        Capital paid in............................          $274,775,891
        Undistributed net investment income........             1,476,325
        Accumulated net realized gains (losses)....           (39,377,628)
        Unrealized appreciation (depreciation) on
         investments and foreign currency..........            38,334,636
                                                             ------------
     NET ASSETS....................................          $275,209,224
                                                             ============
     Computation of offering price :
     CLASS A
     Net asset value and redemption price per share
      ($198,913,131 divided by 15,576,404
      shares outstanding)..........................          $      12.77
                                                             ============
     CLASS B
     Net asset value and redemption price per share
      ($48,955,120 divided by 3,848,570 shares
      outstanding).................................          $      12.72
                                                             ============
     CLASS E
     Net asset value and redemption price per share
      ($27,340,973 divided by 2,148,014 shares
      outstanding).................................          $      12.73
                                                             ============
     Identified cost of investments................          $234,214,991
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

     INVESTMENT INCOME
       Dividends...............................              $ 3,199,389(a)
       Interest................................                   66,451(b)
                                                             -----------
                                                               3,265,840
     EXPENSES
       Management fees......................... $ 1,398,412
       Service and distribution fees--Class B..      44,185
       Service and distribution fees--Class E..      34,515
       Directors' fees and expenses............      23,099
       Custodian...............................     148,715
       Audit and tax services..................      21,371
       Legal...................................       5,691
       Printing................................      62,784
       Insurance...............................       4,703
       Miscellaneous...........................       3,910
                                                -----------
       Total expenses before reductions........   1,747,385
       Expense reductions......................     (20,089)   1,727,296
                                                -----------  -----------
     NET INVESTMENT INCOME.....................                1,538,544
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  10,722,261
       Foreign currency transactions--net......     (56,823)  10,665,438
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  12,683,529
       Foreign currency transactions--net......       1,198   12,684,727
                                                -----------  -----------
     Net gain (loss)...........................               23,350,165
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $24,888,709
                                                             ===========

(a)Net of foreign taxes of $34,350.
(b)Includes income on securities loaned of $332.

                See accompanying notes to financial statements.

                                    MSF-202

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,538,544  $    412,695
  Net realized gain (loss)..........................................   10,665,438    (4,269,845)
  Unrealized appreciation (depreciation)............................   12,684,727    45,663,069
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   24,888,709    41,805,919
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (359,930)     (169,201)
    Class B.........................................................         (327)          (13)
    Class E.........................................................      (32,729)       (4,752)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................     (392,986)     (173,966)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   61,427,591    16,594,977
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   85,923,314    58,226,930

NET ASSETS
  Beginning of the period...........................................  189,285,910   131,058,980
                                                                     ------------  ------------
  End of the period................................................. $275,209,224  $189,285,910
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  1,476,325  $    387,590
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2004         DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  4,003,954  $ 46,763,659   2,575,526  $ 26,191,615
  Reinvestments...............................................     30,019       359,930      18,332       169,201
  Redemptions................................................. (3,260,041)  (38,718,159) (2,152,568)  (21,139,261)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    773,932  $  8,405,430     441,290  $  5,221,555
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  4,033,414  $ 47,078,473      28,572  $    310,290
  Reinvestments...............................................         27           327           1            13
  Redemptions.................................................   (212,841)   (2,504,391)       (721)       (7,801)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  3,820,600  $ 44,574,409      27,852  $    302,502
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  1,123,710  $ 13,226,374   1,219,930  $ 12,432,041
  Reinvestments...............................................      2,737        32,729         515         4,752
  Redemptions.................................................   (411,668)   (4,811,351)   (137,715)   (1,365,873)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    714,779  $  8,447,752   1,082,730  $ 11,070,920
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  5,309,311  $ 61,427,591   1,551,872  $ 16,594,977
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-203

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS



                                                                                                        CLASS A
                                                                                   ---------------------------------------
                                                                                                YEAR ENDED DECEMBER 31,
                                                                                   ---------------------------------------
                                                                                     2004      2003      2002      2001
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $  11.64  $   8.91  $  11.64  $  12.93
                                                                                   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     0.08      0.03      0.02      0.03
  Net realized and unrealized gain (loss) on investments..........................     1.07      2.71     (2.72)    (1.31)
                                                                                   --------  --------  --------  --------
  Total from investment operations................................................     1.15      2.74     (2.70)    (1.28)
                                                                                   --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (0.02)    (0.01)    (0.03)    (0.01)
  Distributions from net realized capital gains...................................     0.00      0.00      0.00      0.00
                                                                                   --------  --------  --------  --------
  Total distributions.............................................................    (0.02)    (0.01)    (0.03)    (0.01)
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.................................................... $  12.77  $  11.64  $   8.91  $  11.64
                                                                                   ========  ========  ========  ========
TOTAL RETURN (%)..................................................................      9.9      30.8     (23.2)     (9.9)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.74      0.79      0.77      0.76
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.73      0.77      0.76      0.75
Ratio of net investment income to average net assets (%)..........................     0.68      0.28      0.22      0.27
Portfolio turnover rate (%).......................................................       37        37        49        67
Net assets, end of period (000)................................................... $198,913  $172,315  $127,939  $173,218

                                                                                   ---------

                                                                                   ---------
                                                                                     2000
                                                                                   --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $  13.41
                                                                                   --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     0.03
  Net realized and unrealized gain (loss) on investments..........................    (0.09)
                                                                                   --------
  Total from investment operations................................................    (0.06)
                                                                                   --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (0.02)
  Distributions from net realized capital gains...................................    (0.40)
                                                                                   --------
  Total distributions.............................................................    (0.42)
                                                                                   --------
NET ASSET VALUE, END OF PERIOD.................................................... $  12.93
                                                                                   ========
TOTAL RETURN (%)..................................................................     (0.4)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.78
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.77
Ratio of net investment income to average net assets (%)..........................     0.23
Portfolio turnover rate (%).......................................................       62
Net assets, end of period (000)................................................... $180,072


                                                                              CLASS B                              CLASS E
                                                                 -----------------------------     -------------------------
                                                                    YEAR ENDED    JULY 30, 2002(A)        YEAR ENDED
                                                                   DECEMBER 31,       THROUGH            DECEMBER 31,
                                                                 ---------------    DECEMBER 31,   ------------------------
                                                                   2004    2003         2002         2004     2003    2002
                                                                 -------  ------  ---------------- -------  -------  ------
NET ASSET VALUE, BEGINNING OF PERIOD............................ $ 11.60  $ 8.88       $ 8.96      $ 11.61  $  8.90  $11.63
                                                                 -------  ------       ------      -------  -------  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................    0.05    0.01         0.00         0.06     0.01    0.03
  Net realized and unrealized gain (loss) on investments........    1.08    2.72        (0.08)        1.08     2.71   (2.73)
                                                                 -------  ------       ------      -------  -------  ------
  Total from investment operations..............................    1.13    2.73        (0.08)        1.14     2.72   (2.70)
                                                                 -------  ------       ------      -------  -------  ------
LESS DISTRIBUTIONS
  Distributions from net investment income......................   (0.01)  (0.01)        0.00        (0.02)   (0.01)  (0.03)
                                                                 -------  ------       ------      -------  -------  ------
  Total distributions...........................................   (0.01)  (0.01)        0.00        (0.02)   (0.01)  (0.03)
                                                                 -------  ------       ------      -------  -------  ------
NET ASSET VALUE, END OF PERIOD.................................. $ 12.72  $11.60       $ 8.88      $ 12.73  $ 11.61  $ 8.90
                                                                 =======  ======       ======      =======  =======  ======
TOTAL RETURN (%)................................................     9.7    30.8         (0.9)(b)      9.8     30.6   (23.3)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................    0.99    1.04         1.02 (c)     0.89     0.94    0.92
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................    0.98    1.02         1.01 (c)     0.88     0.92    0.91
Ratio of net investment income to average net assets (%)........    0.93    0.06         0.00 (c)     0.56     0.14    0.07
Portfolio turnover rate (%).....................................      37      37           49           37       37      49
Net assets, end of period (000)................................. $48,955  $  325       $    1      $27,341  $16,646  $3,119

                                                                 -----------
                                                                 MAY 1, 2001(A)
                                                                    THROUGH
                                                                  DECEMBER 31,
                                                                      2001
                                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $12.32
                                                                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................       0.00
  Net realized and unrealized gain (loss) on investments........      (0.69)
                                                                     ------
  Total from investment operations..............................      (0.69)
                                                                     ------
LESS DISTRIBUTIONS
  Distributions from net investment income......................       0.00
                                                                     ------
  Total distributions...........................................       0.00
                                                                     ------
NET ASSET VALUE, END OF PERIOD..................................     $11.63
                                                                     ======
TOTAL RETURN (%)................................................       (5.6)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................       0.91 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................       0.90 (c)
Ratio of net investment income to average net assets (%)........       0.75 (c)
Portfolio turnover rate (%).....................................         67
Net assets, end of period (000).................................     $   23

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-204

METROPOLITAN SERIES FUND, INC.

 ZENITH EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

MUTUAL FUNDS--100.0% OF TOTAL NET ASSETS


                                                               VALUE
        SHARES                                                (NOTE 1)
      --------------------------------------------------------------------

                 DIVERSIFIED FINANCIAL SERVICES--100.0%
      29,280,028 Metropolitan Series Fund, Inc., Capital
                  Guardian U.S. Equity Portfolio (Class A) $  341,405,126
       1,945,025 Metropolitan Series Fund, Inc., FI Value
                  Leaders Portfolio (Class A).............    343,355,252
      31,573,185 Metropolitan Series Fund, Inc., Jennison
                  Growth Portfolio (Class A)..............    344,779,177
                                                           --------------
                                                            1,029,539,555
                                                           --------------
                 Total Mutual Funds
                  (Identified Cost $886,731,209)..........  1,029,539,555
                                                           --------------
                 Total Investments--100.0%
                  (Identified Cost $886,731,209) (a)......  1,029,539,555
                 Other assets less liabilities............       (156,614)
                                                           --------------
                 TOTAL NET ASSETS--100%................... $1,029,382,941
                                                           ==============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-205

METROPOLITAN SERIES FUND, INC.

 ZENITH EQUITY PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

      ASSETS
        Investments at value.....................          $1,029,539,555
        Receivable for:
         Securities sold.........................                 622,218
         Fund shares sold........................                 217,857
                                                           --------------
          Total Assets...........................           1,030,379,630
      LIABILITIES
        Payable for:
         Fund shares redeemed.................... $840,075
        Accrued expenses:
         Deferred directors fees.................  129,507
         Other expenses..........................   27,107
                                                  --------
          Total Liabilities......................                 996,689
                                                           --------------
      NET ASSETS.................................          $1,029,382,941
                                                           ==============
        Net assets consist of:
         Capital paid in.........................          $1,038,934,982
         Undistributed net investment income.....               9,048,871
         Accumulated net realized gains
          (losses)...............................            (161,409,258)
         Unrealized appreciation (depreciation)
          on investments.........................             142,808,346
                                                           --------------
      NET ASSETS.................................          $1,029,382,941
                                                           ==============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per
       share ($1,029,382,941 divided by
       2,694,899 shares outstanding).............          $       381.97
                                                           ==============
      Identified cost of investments.............          $  886,731,209
                                                           ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

         INVESTMENT INCOME
           Dividends...............................        $  9,164,243
                                                           ------------
         EXPENSES
           Directors' fees and expenses............ 14,508
           Custodian............................... 17,416
           Audit and tax services.................. 12,000
           Legal................................... 21,242
           Miscellaneous...........................  4,904
                                                    ------
           Total expenses..........................              70,070
                                                           ------------
         NET INVESTMENT INCOME.....................           9,094,173
                                                           ------------
         REALIZED AND UNREALIZED GAIN (LOSS)
         Realized gain (loss) on:
           Investments--net........................          10,642,133
         Unrealized appreciation (depreciation) on:
           Investments--net........................          84,922,832
                                                           ------------
         Net gain (loss)...........................          95,564,965
                                                           ------------
         NET INCREASE (DECREASE) IN NET ASSETS
          FROM OPERATIONS..........................        $104,659,138
                                                           ============

                See accompanying notes to financial statements.

                                    MSF-206

METROPOLITAN SERIES FUND, INC.

 ZENITH EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $    9,094,173  $    4,641,954
  Net realized gain (loss)..........................................     10,642,133     (22,104,995)
  Unrealized appreciation (depreciation)............................     84,922,832     277,297,968
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    104,659,138     259,834,927
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income............................................     (4,637,824)     (2,551,685)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................     (4,637,824)     (2,551,685)
                                                                     --------------  --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares......................................    116,072,361     135,607,409
  Reinvestment of distributions.....................................      4,637,824       2,551,685
  Cost of shares redeemed...........................................   (234,331,764)   (241,171,047)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   (113,621,579)   (103,011,953)
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    (13,600,265)    154,271,289

NET ASSETS
  Beginning of the period...........................................  1,042,983,206     888,711,917
                                                                     --------------  --------------
  End of the period................................................. $1,029,382,941  $1,042,983,206
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    9,048,871  $    4,592,522
                                                                     ==============  ==============
NUMBER OF SHARES OF THE PORTFOLIO:
  Issued from the sale of shares....................................        330,042         463,989
  Issued in reinvestment of distributions...........................         13,106           9,420
  Redeemed..........................................................       (665,411)       (828,457)
                                                                     --------------  --------------
  Net Change........................................................       (322,263)       (355,048)
                                                                     ==============  ==============

                See accompanying notes to financial statements.

                                    MSF-207

METROPOLITAN SERIES FUND, INC.

 ZENITH EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS


                                                                                   --------------
                                                                                        2004
                                                                                   ----------
NET ASSET VALUE, BEGINNING OF YEAR................................................ $   345.68
                                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................       3.44
  Net realized and unrealized gain (loss) on investments..........................      34.45
                                                                                   ----------
  Total from investment operations................................................      37.89
                                                                                   ----------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................      (1.60)
  Distributions from net realized capital gains...................................       0.00
                                                                                   ----------
  Total Distributions.............................................................      (1.60)
                                                                                   ----------
NET ASSET VALUE, END OF YEAR...................................................... $   381.97
                                                                                   ==========
TOTAL RETURN (%)..................................................................       11.0
Ratio of operating expenses to average net assets before expense reductions (%)...       0.01 (a)
Ratio of operating expenses to average net assets after expense reductions (%) (b)         --
Ratio of net investment income to average net assets (%)..........................       0.91
Portfolio turnover rate (%).......................................................          4
Net assets, end of year (000)..................................................... $1,029,383

                                                                                         YEAR ENDED DECEMBER 31,
                                                                                   ------------------------------------------------
                                                                                        2003        2002       2001
                                                                                   ----------     --------  ----------
NET ASSET VALUE, BEGINNING OF YEAR................................................ $   263.54     $ 338.82  $   411.89
                                                                                   ----------     --------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................       1.57         0.79        1.37
  Net realized and unrealized gain (loss) on investments..........................      81.36       (75.01)     (68.85)
                                                                                   ----------     --------  ----------
  Total from investment operations................................................      82.93       (74.22)     (67.48)
                                                                                   ----------     --------  ----------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................      (0.79)       (1.06)      (5.59)
  Distributions from net realized capital gains...................................       0.00         0.00        0.00
                                                                                   ----------     --------  ----------
  Total Distributions.............................................................      (0.79)       (1.06)      (5.59)
                                                                                   ----------     --------  ----------
NET ASSET VALUE, END OF YEAR...................................................... $   345.68     $ 263.54  $   338.82
                                                                                   ==========     ========  ==========
TOTAL RETURN (%)..................................................................       31.5        (22.0)      (16.4)
Ratio of operating expenses to average net assets before expense reductions (%)...       0.01 (a)     0.26        0.69
Ratio of operating expenses to average net assets after expense reductions (%) (b)         --         0.25        0.68
Ratio of net investment income to average net assets (%)..........................       0.50         0.23        0.33
Portfolio turnover rate (%).......................................................          6          302         245
Net assets, end of year (000)..................................................... $1,042,983     $888,712  $1,310,358

                                                                                   -----------
                                                                                      2000
                                                                                   ----------
NET ASSET VALUE, BEGINNING OF YEAR................................................ $   434.74
                                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................       5.85
  Net realized and unrealized gain (loss) on investments..........................     (26.21)
                                                                                   ----------
  Total from investment operations................................................     (20.36)
                                                                                   ----------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................      (0.13)
  Distributions from net realized capital gains...................................      (2.36)
                                                                                   ----------
  Total Distributions.............................................................      (2.49)
                                                                                   ----------
NET ASSET VALUE, END OF YEAR...................................................... $   411.89
                                                                                   ==========
TOTAL RETURN (%)..................................................................       (4.7)
Ratio of operating expenses to average net assets before expense reductions (%)...       0.66
Ratio of operating expenses to average net assets after expense reductions (%) (b)       0.65
Ratio of net investment income to average net assets (%)..........................       1.34
Portfolio turnover rate (%).......................................................        272
Net assets, end of year (000)..................................................... $1,744,283

(a)The ratio of operating expenses does not include expenses of investment companies in which the Portfolio invests.
(b)The Portfolio had entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-208

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--99.6% OF TOTAL NET ASSETS


                                                                 VALUE
      SHARES                                                    (NOTE 1)
    ------------------------------------------------------------------------

               AEROSPACE & DEFENSE--2.6%
       819,400 Empresa Brasileira de Aeronautica S.A.
                (ADR) (c)................................... $    27,400,736
                                                             ---------------

               AIRLINES--1.3%
       246,800 Ryanair Holdings, Plc. (ADR) (b) (c).........      10,057,100
       368,720 WestJet Airlines, Ltd., (CAD)................       3,674,635
                                                             ---------------
                                                                  13,731,735
                                                             ---------------

               BEVERAGES--1.6%
       223,100 Adolph Coors Co. (Class B) (c)...............      16,881,977
                                                             ---------------

               BIOTECHNOLOGY--0.7%
        10,900 Gen-Probe, Inc. (b)..........................         492,789
       131,100 Neurocrine Biosciences, Inc. (b).............       6,463,230
                                                             ---------------
                                                                   6,956,019
                                                             ---------------

               CAPITAL MARKETS--0.5%
       244,380 Archipelago Holdings, Inc. (b) (c)...........       5,127,092
                                                             ---------------

               CHEMICALS--8.9%
       275,400 Agrium, Inc., (CAD) (c)......................       4,635,400
       133,300 Agrium, Inc..................................       2,246,105
       434,620 Lyondell Chemical Co. (c)....................      12,569,211
       467,800 Monsanto Co..................................      25,986,290
       615,400 Mosaic Co. (b) (c)...........................      10,043,328
       119,200 Potash Corp. of Saskatchewan, Inc. (c), (CAD)       9,882,969
       264,000 Potash Corp. of Saskatchewan, Inc. (c).......      21,927,840
       252,200 Syngenta AG (ADR) (c)........................       5,384,470
                                                             ---------------
                                                                  92,675,613
                                                             ---------------

               COMMERCIAL SERVICES & SUPPLIES--6.9%
       772,974 Career Education Corp. (b)...................      30,918,960
        13,150 Golden Ocean, Inc., (NOK)....................           8,215
       903,400 Knoll, Inc. (b) (c)..........................      15,809,500
       415,661 R.R. Donnelley & Sons Co.....................      14,668,676
        23,940 R.R. Donnelley & Sons Co., (CAD).............         837,731
       258,600 Universal Technical Institute, Inc. (b) (c)..       9,857,832
                                                             ---------------
                                                                  72,100,914
                                                             ---------------

               COMMUNICATIONS EQUIPMENT--1.6%
       293,020 SpectraSite, Inc. (b)........................      16,965,858
                                                             ---------------

               CONSTRUCTION & ENGINEERING--1.4%
       139,700 Dycom Industries, Inc. (b) (c)...............       4,263,644
       179,400 Fluor Corp. (c)..............................       9,779,094
                                                             ---------------
                                                                  14,042,738
                                                             ---------------

               CONTAINERS & PACKAGING--0.5%
       206,040 Pactiv Corp. (b).............................       5,210,752
                                                             ---------------

               DIVERSIFIED FINANCIAL SERVICES--2.5%
       698,934 Calamos Asset Management, Inc................      18,871,218
       296,380 CapitalSource, Inc. (b) (c)..................       7,608,075
                                                             ---------------
                                                                  26,479,293
                                                             ---------------

                                                                   VALUE
     SHARES                                                       (NOTE 1)
   --------------------------------------------------------------------------

              DIVERSIFIED TELECOMMUNICATION SERVICES--10.0%
    2,281,290 Citizens Communications Co...................... $   31,458,989
    1,319,700 Hutchison Telecommunications International, Ltd.
               (ADR) (b) (c)..................................     17,881,935
      405,683 NTL, Inc. (b)...................................     29,598,632
      311,100 PT Indosat Tbk. (ADR) (c).......................      9,700,098
      135,500 Philippine Long Distance Telephone Co.
               (ADR) (b) (c)..................................      3,378,015
      239,900 Telewest Global, Inc. (b).......................      4,217,442
      263,000 TELUS Corp., (CAD)..............................      7,594,231
                                                               --------------
                                                                  103,829,342
                                                               --------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
      956,699 Symbol Technologies, Inc........................     16,550,893
                                                               --------------

              ENERGY EQUIPMENT & SERVICES--7.4%
      130,200 BJ Services Co..................................      6,059,508
      232,500 ENSCO International, Inc........................      7,379,550
      529,970 Grant Prideco, Inc. (b).........................     10,625,899
       96,432 National-Oilwell, Inc. (b) (c)..................      3,403,085
      309,300 Noble Corp. (b).................................     15,384,582
       54,800 Seacor Smit, Inc. (b) (c).......................      2,926,320
      640,900 Varco International, Inc. (b)...................     18,682,235
      237,508 Weatherford International, Ltd. (b) (c).........     12,184,160
                                                               --------------
                                                                   76,645,339
                                                               --------------

              FOOD & STAPLES RETAILING--2.5%
    1,330,010 Safeway, Inc. (b)...............................     26,254,397
                                                               --------------

              FOOD PRODUCTS--2.1%
      403,800 Archer-Daniels-Midland Co.......................      9,008,778
      220,000 Bunge, Ltd......................................     12,542,200
                                                               --------------
                                                                   21,550,978
                                                               --------------

              HEALTH CARE EQUIPMENT & SUPPLIES--6.6%
      525,910 Baxter International, Inc.......................     18,164,931
      551,700 Cytyc Corp. (b).................................     15,210,369
      494,160 Fisher Scientific International, Inc. (b).......     30,825,701
       55,200 Kinetic Concepts, Inc. (b)......................      4,211,760
        7,600 Ventana Medical Systems, Inc. (b) (c)...........        486,324
                                                               --------------
                                                                   68,899,085
                                                               --------------

              HEALTH CARE PROVIDERS & SERVICES--0.5%
      113,500 Imclone Systems, Inc. (b).......................      5,230,080
                                                               --------------

              HOTELS, RESTAURANTS & LEISURE--5.8%
      771,500 Royal Caribbean Cruises, Ltd. (c)...............     42,000,460
      470,300 Wendy's International, Inc......................     18,463,978
                                                               --------------
                                                                   60,464,438
                                                               --------------

              HOUSEHOLD DURABLES--6.0%
      494,640 Harman International Industries, Inc............     62,819,280
                                                               --------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-209

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                VALUE
       SHARES                                                  (NOTE 1)
     ----------------------------------------------------------------------

                IT SERVICES--0.6%
        728,042 BearingPoint, Inc. (b) (c)................. $     5,846,177
                                                            ---------------

                INSURANCE--1.1%
        139,420 Ambac Financial Group, Inc.................      11,450,565
                                                            ---------------

                LEISURE EQUIPMENT & PRODUCTS--0.6%
        182,700 Eastman Kodak Co. (c)......................       5,892,075
                                                            ---------------

                MACHINERY--1.3%
        299,776 Pentair, Inc...............................      13,058,243
                                                            ---------------

                MARINE--0.0%
          2,127 Ship Finance International, Inc............          43,639
                                                            ---------------

                MEDIA--3.8%
        118,859 Cumulus Media, Inc. (b) (c)................       1,792,394
         74,100 Entercom Communications Corp. (b)..........       2,659,449
        102,380 Lamar Advertising Co. (Class A) (b)........       4,379,816
        316,200 Omnicom Group, Inc.........................      26,661,984
        147,000 Salem Communications Corp. (Class A) (b)...       3,667,650
                                                            ---------------
                                                                 39,161,293
                                                            ---------------

                METALS & MINING--3.5%
        165,800 Freeport-McMoRan Copper & Gold, Inc.
                 (Class B) (c).............................       6,338,534
        655,900 Harmony Gold Mining Co., Ltd. (ADR) (c)....       6,080,193
        431,700 Newmont Mining Corp........................      19,171,797
        101,900 Tenaris S.A. (ADR) (c).....................       4,982,910
                                                            ---------------
                                                                 36,573,434
                                                            ---------------

                PHARMACEUTICALS--0.7%
        211,700 Watson Pharmaceuticals, Inc. (b)...........       6,945,877
                                                            ---------------

                REAL ESTATE--0.5%
        135,700 Equity Residential (REIT)..................       4,909,626
                                                            ---------------

                ROAD & RAIL--2.1%
        180,800 Burlington Northern Santa Fe Corp..........       8,553,648
        128,000 CSX Corp...................................       5,130,240
        227,600 Norfolk Southern Corp......................       8,236,844
                                                            ---------------
                                                                 21,920,732
                                                            ---------------

                SEMICONDUCTORS & EQUIPMENT--0.7%
        209,400 Atmel Corp. (b)............................         820,848
        327,685 Freescale Semiconductor, Inc. (Class B) (b)       6,016,297
                                                            ---------------
                                                                  6,837,145
                                                            ---------------

                SOFTWARE--2.3%
        143,784 Macrovision Corp. (b)......................       3,698,124
        124,200 NAVTEQ (b).................................       5,757,912
        577,900 Symantec Corp. (b).........................      14,886,704
                                                            ---------------
                                                                 24,342,740
                                                            ---------------

                                                                    VALUE
     SHARES                                                        (NOTE 1)
   ----------------------------------------------------------------------------

                 SPECIALTY RETAIL--1.6%
      269,200    RadioShack Corp.............................. $     8,851,296
      255,400    Tiffany & Co.................................       8,165,138
                                                               ---------------
                                                                    17,016,434
                                                               ---------------

                 WIRELESS TELECOMMUNICATION SERVICES--9.8%
    1,033,100    American Tower Corp. (Class A) (b) (c).......      19,009,040
    2,775,560    Nextel Communications, Inc. (Class A) (b)....      83,266,800
                                                               ---------------
                                                                   102,275,840
                                                               ---------------
                 Total Common Stocks
                  (Identified Cost $910,319,090)..............   1,036,090,379
                                                               ---------------

   SHORT TERM INVESTMENTS--0.9%
      FACE                                                          VALUE
     AMOUNT                                                        (NOTE 1)
   ----------------------------------------------------------------------------

                 REPURCHASE AGREEMENT--0.9%
   $9,102,000    State Street Corp. Repurchase Agreement dated
                  12/31/04 at 0.600% to be repurchased at
                  $9,102,455 on 01/03/05, collateralized
                  by $9,390,000 U.S. Treasury Note 3.375%
                  due 12/15/08 with a value of
                  $9,378,263..................................       9,102,000
                                                               ---------------
                 Total Short Term Investments
                  (Identified Cost $9,102,000)................       9,102,000
                                                               ---------------
                 Total Investments--100.5%
                  (Identified Cost $919,421,090) (a)..........   1,045,192,379
                 Other assets less liabilities................      (4,896,931)
                                                               ---------------
                 TOTAL NET ASSETS--100%....................... $ 1,040,295,448
                                                               ===============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-210

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

    ASSETS
      Investments at value.....................              $1,045,192,379
      Cash.....................................                         577
      Foreign cash at value
       (Identified cost $2,737)................                       2,769
      Collateral for securities loaned.........                 156,569,259
      Receivable for:
       Securities sold.........................                   8,217,339
       Fund shares sold........................                      87,725
       Dividends and interest..................                     848,047
                                                             --------------
        Total Assets...........................               1,210,918,095
    LIABILITIES
      Payable for:
       Fund shares redeemed.................... $  3,821,049
       Securities purchased....................    9,468,332
       Withholding taxes.......................       47,602
       Return of collateral for securities
        loaned.................................  156,569,259
      Accrued expenses :
       Management fees.........................      587,298
       Service and distribution fees...........       12,582
       Deferred directors fees.................        1,986
       Other expenses..........................      114,539
                                                ------------
        Total Liabilities......................                 170,622,647
                                                             --------------
    NET ASSETS.................................              $1,040,295,448
                                                             ==============
      Net assets consist of:
       Capital paid in.........................              $1,739,397,546
       Overdistributed net investment
        income (loss)..........................                        (245)
       Accumulated net realized gains
        (losses)...............................                (824,873,675)
       Unrealized appreciation (depreciation)
        on investments and foreign
        currency...............................                 125,771,822
                                                             --------------
    NET ASSETS.................................              $1,040,295,448
                                                             ==============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per
     share ($963,074,016 divided by
     58,942,904 shares outstanding)............              $        16.34
                                                             ==============
    CLASS B
    Net asset value and redemption price per
     share ($36,819,128 divided by
     2,292,507 shares outstanding).............              $        16.06
                                                             ==============
    CLASS E
    Net asset value and redemption price per
     share ($40,402,304 divided by
     2,494,742 shares outstanding).............              $        16.19
                                                             ==============
    Identified cost of investments.............              $  919,421,090
                                                             ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

    INVESTMENT INCOME
      Dividends...............................               $ 11,119,002(a)
      Interest................................                    378,556(b)
                                                             ------------
                                                               11,497,558
    EXPENSES
      Management fees......................... $  6,357,009
      Service and distribution fees--Class B..       62,202
      Service and distribution fees--Class E..       43,341
      Directors' fees and expenses............       21,893
      Custodian...............................      280,777
      Audit and tax services..................       21,371
      Legal...................................       22,906
      Printing................................      272,886
      Insurance...............................       21,523
      Miscellaneous...........................        5,110
                                               ------------
      Total expenses before reductions........    7,109,018
      Expense reductions......................     (512,756)    6,596,262
                                               ------------  ------------
    NET INVESTMENT INCOME (LOSS)..............                  4,901,296
                                                             ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  203,549,684
      Foreign currency transactions--net......      632,772   204,182,456
                                               ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................  (54,189,732)
      Foreign currency transactions--net......          533   (54,189,199)
                                               ------------  ------------
    Net gain (loss)...........................                149,993,257
                                                             ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $154,894,553
                                                             ============

(a)Net of foreign taxes of $163,359.
(b)Includes income on securities loaned of $193,669.

                See accompanying notes to financial statements.

                                    MSF-211

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                       YEAR ENDED     YEAR ENDED
                                                                      DECEMBER 31,   DECEMBER 31,
                                                                          2004           2003
                                                                     --------------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $    4,901,296  $ (1,870,417)
  Net realized gain (loss)..........................................    204,182,456   (14,747,540)
  Unrealized appreciation (depreciation)............................    (54,189,199)  251,233,820
                                                                     --------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    154,894,553   234,615,863
                                                                     --------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (4,601,317)            0
    Class B.........................................................       (113,963)            0
    Class E.........................................................       (149,331)            0
                                                                     --------------  ------------
  TOTAL DISTRIBUTIONS...............................................     (4,864,611)            0
                                                                     --------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.     (9,775,517)  (28,437,560)
                                                                     --------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    140,254,425   206,178,303

NET ASSETS
  Beginning of the period...........................................    900,041,023   693,862,720
                                                                     --------------  ------------
  End of the period................................................. $1,040,295,448  $900,041,023
                                                                     ==============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $         (245) $          0
                                                                     ==============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2004          DECEMBER 31, 2003
                                                               -------------------------  ------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  -------------  ----------  ------------
CLASS A
  Sales.......................................................  2,399,444  $  34,476,337   3,902,785  $ 45,795,675
  Shares issued through acquisition...........................  1,734,777     23,929,338           0             0
  Reinvestments...............................................    284,383      4,601,317           0             0
  Redemptions................................................. (7,782,290)  (112,213,380) (7,054,863)  (82,944,600)
                                                               ----------  -------------  ----------  ------------
  Net increase (decrease)..................................... (3,363,686) $ (49,206,388) (3,152,078) $(37,148,925)
                                                               ==========  =============  ==========  ============
CLASS B
  Sales.......................................................  1,090,024  $  15,417,201     419,173  $  5,058,235
  Shares issued through acquisition...........................    841,201     11,488,158           0             0
  Reinvestments...............................................      7,167        113,963           0             0
  Redemptions.................................................   (650,185)    (9,195,892)   (295,210)   (3,421,182)
                                                               ----------  -------------  ----------  ------------
  Net increase (decrease).....................................  1,288,207  $  17,823,430     123,963  $  1,637,053
                                                               ==========  =============  ==========  ============
CLASS E
  Sales.......................................................    703,200  $   9,983,997     751,424  $  9,085,637
  Shares issued through acquisition...........................  1,335,690     18,428,256           0             0
  Reinvestments...............................................      9,310        149,331           0             0
  Redemptions.................................................   (488,279)    (6,954,143)   (165,449)   (2,011,325)
                                                               ----------  -------------  ----------  ------------
  Net increase (decrease).....................................  1,559,921  $  21,607,441     585,975  $  7,074,312
                                                               ==========  =============  ==========  ============
  Increase (decrease) derived from capital share transactions.   (515,558) $  (9,775,517) (2,442,140) $(28,437,560)
                                                               ==========  =============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-212

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS


                                                                                                          CLASS A
                                                                                   -----------------------------------------
                                                                                                  YEAR ENDED DECEMBER 31,
                                                                                   -----------------------------------------
                                                                                     2004      2003      2002       2001
                                                                                   --------  --------  --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $  14.01  $  10.41  $  14.66  $    23.38
                                                                                   --------  --------  --------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....................................................     0.08     (0.03)    (0.03)      (0.03)
  Net realized and unrealized gain (loss) on investments..........................     2.33      3.63     (4.22)      (8.69)
                                                                                   --------  --------  --------  ----------
  Total from investment operations................................................     2.41      3.60     (4.25)      (8.72)
                                                                                   --------  --------  --------  ----------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (0.08)     0.00      0.00        0.00
  Distributions from net realized capital gains...................................     0.00      0.00      0.00        0.00
                                                                                   --------  --------  --------  ----------
  Total distributions.............................................................    (0.08)     0.00      0.00        0.00
                                                                                   --------  --------  --------  ----------
NET ASSET VALUE, END OF PERIOD.................................................... $  16.34  $  14.01  $  10.41  $    14.66
                                                                                   ========  ========  ========  ==========
TOTAL RETURN (%)..................................................................     17.2      34.6     (29.0)      (37.3)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.75      0.77      0.75        0.74
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.70      0.76        --          --
Ratio of net investment income (loss) to average net assets (%)...................     0.53     (0.24)    (0.27)      (0.17)
Portfolio turnover rate (%).......................................................      217        39        78         105
Net assets, end of period (000)................................................... $963,074  $873,202  $681,221  $1,067,259

                                                                                   -----------

                                                                                   -----------
                                                                                      2000
                                                                                   ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $    36.54
                                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....................................................      (0.10)
  Net realized and unrealized gain (loss) on investments..........................     (10.66)
                                                                                   ----------
  Total from investment operations................................................     (10.76)
                                                                                   ----------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................       0.00
  Distributions from net realized capital gains...................................      (2.40)
                                                                                   ----------
  Total distributions.............................................................      (2.40)
                                                                                   ----------
NET ASSET VALUE, END OF PERIOD.................................................... $    23.38
                                                                                   ==========
TOTAL RETURN (%)..................................................................      (31.3)
Ratio of operating expenses to average net assets before expense reductions (%)...       0.70
Ratio of operating expenses to average net assets after expense reductions (%) (d)         --
Ratio of net investment income (loss) to average net assets (%)...................      (0.33)
Portfolio turnover rate (%).......................................................        118
Net assets, end of period (000)................................................... $1,783,379

                                                                       CLASS B                                     CLASS E
                                                     ----------------------------------------     -------------------------
                                                                               JANUARY 2, 2001(A)
                                                      YEAR ENDED DECEMBER 31,       THROUGH        YEAR ENDED DECEMBER 31,
                                                     ------------------------     DECEMBER 31,    ------------------------
                                                       2004     2003    2002          2001          2004     2003    2002
                                                     -------  -------  ------  ------------------ -------  -------  ------
NET ASSET VALUE, BEGINNING OF PERIOD................ $ 13.79  $ 10.27  $14.50       $ 21.47       $ 13.90  $ 10.33  $14.58
                                                     -------  -------  ------       -------       -------  -------  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)......................    0.09    (0.05)  (0.06)        (0.04)         0.07    (0.03)  (0.01)
  Net realized and unrealized gain (loss) on
   investments......................................    2.23     3.57   (4.17)        (6.93)         2.28     3.60   (4.24)
                                                     -------  -------  ------       -------       -------  -------  ------
  Total from investment operations..................    2.32     3.52   (4.23)        (6.97)         2.35     3.57   (4.25)
                                                     -------  -------  ------       -------       -------  -------  ------
LESS DISTRIBUTIONS
  Distributions from net investment income..........   (0.05)    0.00    0.00          0.00         (0.06)    0.00    0.00
                                                     -------  -------  ------       -------       -------  -------  ------
  Total distributions...............................   (0.05)    0.00    0.00          0.00         (0.06)    0.00    0.00
                                                     -------  -------  ------       -------       -------  -------  ------
NET ASSET VALUE, END OF PERIOD...................... $ 16.06  $ 13.79  $10.27       $ 14.50       $ 16.19  $ 13.90  $10.33
                                                     =======  =======  ======       =======       =======  =======  ======
TOTAL RETURN (%)....................................    16.8     34.2   (29.2)        (32.5)(b)      17.0     34.6   (29.2)
Ratio of operating expenses to average net assets
 before expense reductions (%)......................    1.00     1.02    1.00          0.99 (c)      0.90     0.92    0.90
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)...................    0.95     1.01      --            --          0.85     0.91      --
Ratio of net investment income (loss) to average net
 assets (%).........................................    0.44    (0.48)  (0.52)        (0.40)(c)      0.55    (0.37)  (0.34)
Portfolio turnover rate (%).........................     217       39      78           105           217       39      78
Net assets, end of period (000)..................... $36,819  $13,849  $9,037       $12,334       $40,402  $12,991  $3,605

                                                     -----------
                                                     MAY 1, 2001(A)
                                                        THROUGH
                                                      DECEMBER 31,
                                                          2001
                                                     --------------
NET ASSET VALUE, BEGINNING OF PERIOD................     $19.02
                                                         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)......................       0.00
  Net realized and unrealized gain (loss) on
   investments......................................      (4.44)
                                                         ------
  Total from investment operations..................      (4.44)
                                                         ------
LESS DISTRIBUTIONS
  Distributions from net investment income..........       0.00
                                                         ------
  Total distributions...............................       0.00
                                                         ------
NET ASSET VALUE, END OF PERIOD......................     $14.58
                                                         ======
TOTAL RETURN (%)....................................      (23.3)(b)
Ratio of operating expenses to average net assets
 before expense reductions (%)......................       0.89 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)...................         --
Ratio of net investment income (loss) to average net
 assets (%).........................................      (0.22) (c)
Portfolio turnover rate (%).........................        105
Net assets, end of period (000).....................     $   28

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annnualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-213

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--88.8% OF TOTAL NET ASSETS


                                                               VALUE
         SHARES                                               (NOTE 1)
      --------------------------------------------------------------------

                   AEROSPACE & DEFENSE--2.8%
         1,204,600 Rockwell Collins, Inc.................. $    47,509,424
                                                           ---------------

                   BEVERAGES--3.2%
         1,989,500 The Pepsi Bottling Group, Inc..........      53,796,080
                                                           ---------------

                   CAPITAL MARKETS--0.1%
            92,200 Janus Capital Group, Inc...............       1,549,882
                                                           ---------------

                   COMMERCIAL SERVICES & SUPPLIES--17.0%
         1,377,200 Aramark Corp. (Class B)................      36,509,572
           832,800 D&B Corp. (b)..........................      49,676,520
         1,462,600 Equifax, Inc...........................      41,099,060
         1,645,800 H&R Block, Inc.........................      80,644,200
         2,175,500 R.R. Donnelley & Sons Co...............      76,773,395
                                                           ---------------
                                                               284,702,747
                                                           ---------------

                   DIVERSIFIED FINANCIAL SERVICES--0.6%
           106,000 Moody's Corp...........................       9,206,100
                                                           ---------------

                   HEALTH CARE EQUIPMENT & SUPPLIES--4.5%
           420,000 Baxter International, Inc..............      14,506,800
         1,812,000 Hospira, Inc. (b)......................      60,702,000
                                                           ---------------
                                                                75,208,800
                                                           ---------------

                   HEALTH CARE PROVIDERS & SERVICES--4.4%
         2,105,600 Omnicare, Inc..........................      72,895,872
                                                           ---------------

                   HOTELS, RESTAURANTS & LEISURE--9.7%
         3,081,000 Darden Restaurants, Inc................      85,466,940
         1,612,400 Yum! Brands, Inc.......................      76,073,032
                                                           ---------------
                                                               161,539,972
                                                           ---------------

                   IT SERVICES--3.7%
         1,457,846 First Data Corp........................      62,016,769
                                                           ---------------

                   LEISURE EQUIPMENT & PRODUCTS--3.2%
         2,707,000 Mattel, Inc............................      52,759,430
                                                           ---------------

                   MEDIA--7.1%
           793,500 Cablevision Systems Corp. (Class A) (b)      19,758,150
           717,400 Knight-Ridder, Inc. (c)................      48,022,756
         2,629,200 Time Warner, Inc. (b)..................      51,111,648
                                                           ---------------
                                                               118,892,554
                                                           ---------------

                   OFFICE ELECTRONICS--3.9%
         3,815,300 Xerox Corp. (b)........................      64,898,253
                                                           ---------------

                   OIL & GAS--4.0%
         1,546,600 Burlington Resources, Inc..............      67,277,100
                                                           ---------------

                                                                VALUE
        SHARES                                                 (NOTE 1)
     ------------------------------------------------------------------------

                   SPECIALTY RETAIL--6.5%
         2,027,000 AutoNation, Inc. (b) (c)............... $    38,938,670
         2,938,000 Office Depot, Inc. (b).................      51,003,680
           928,200 Toys "R" Us, Inc. (b)..................      19,000,254
                                                           ---------------
                                                               108,942,604
                                                           ---------------

                   TEXTILES, APPAREL & LUXURY GOODS--4.3%
         1,700,000 Liz Claiborne, Inc.....................      71,757,000
                                                           ---------------

                   THRIFTS & MORTGAGE FINANCE--13.8%
         6,074,200 Sovereign Bancorp, Inc.................     136,973,210
         2,204,400 Washington Mutual, Inc.................      93,202,032
                                                           ---------------
                                                               230,175,242
                                                           ---------------
                   Total Common Stocks
                    (Identified Cost $1,088,485,951)......   1,483,127,829
                                                           ---------------

     SHORT TERM INVESTMENTS--11.5%
         FACE
        AMOUNT
     ------------------------------------------------------------------------

                   REPURCHASE AGREEMENT--11.5%
     $ 191,012,000 State Street Corp. Repurchase Agreement
                    dated 12/31/04 at 0.900% to be
                    repurchased at $191,026,326 on
                    01/03/05, collateralized by
                    $141,300,000 U.S. Treasury Bond
                    8.000% due 11/15/21 with a value of
                    $194,840,831..........................     191,012,000
                                                           ---------------
                   Total Short Term Investments
                    (Identified Cost $191,012,000)........     191,012,000
                                                           ---------------
                   Total Investments--100.3%
                    (Identified Cost $1,279,497,951) (a)..   1,674,139,829
                   Other assets less liabilities..........      (4,387,024)
                                                           ---------------
                   TOTAL NET ASSETS--100%................. $ 1,669,752,805
                                                           ===============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-214

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

     ASSETS
       Investments at value.....................             $1,483,127,829
       Investments in repurchase agreements.....                191,012,000
       Cash.....................................                        696
       Collateral for securities loaned.........                 22,022,350
       Receivable for:
        Securities sold.........................                  3,931,993
        Fund shares sold........................                  3,565,713
        Dividends and interest..................                    856,109
                                                             --------------
         Total Assets...........................              1,704,516,690
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $ 5,674,498
        Securities purchased....................   5,753,100
        Return of collateral for securities
         loaned.................................  22,022,350
       Accrued expenses:
        Management fees.........................   1,019,580
        Service and distribution fees...........     164,903
        Deferred directors fees.................      29,806
        Other expenses..........................      99,648
                                                 -----------
         Total Liabilities......................                 34,763,885
                                                             --------------
     NET ASSETS.................................             $1,669,752,805
                                                             ==============
       Net assets consist of:
        Capital paid in.........................             $1,256,572,232
        Undistributed net investment income
         (loss).................................                    358,121
        Accumulated net realized gains
         (losses)...............................                 18,180,574
        Unrealized appreciation (depreciation)
         on investments.........................                394,641,878
                                                             --------------
     NET ASSETS.................................             $1,669,752,805
                                                             ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($809,905,827 divided by
      3,321,126 shares outstanding).............             $       243.86
                                                             ==============
     CLASS B
     Net asset value and redemption price per
      share ($578,991,017 divided by
      2,412,901 shares outstanding).............             $       239.96
                                                             ==============
     CLASS E
     Net asset value and redemption price per
      share ($280,855,961 divided by
      1,161,672 shares outstanding).............             $       241.77
                                                             ==============
     Identified cost of investments.............             $1,279,497,951
                                                             ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

    INVESTMENT INCOME
      Dividends...............................              $ 13,418,927
      Interest................................                   716,684(a)
                                                            ------------
                                                              14,135,611
    EXPENSES
      Management fees......................... $11,142,455
      Service and distribution fees--Class B..   1,561,375
      Service and distribution fees--Class E..     377,966
      Directors' fees and expenses............      25,950
      Custodian...............................     173,818
      Audit and tax services..................      21,371
      Legal...................................      37,043
      Printing................................     476,169
      Insurance...............................      26,856
      Miscellaneous...........................       6,133
                                               -----------
      Total expenses before reductions........  13,849,136
      Expense reductions......................    (104,594)   13,744,542
                                               -----------  ------------
    NET INVESTMENT INCOME (LOSS)..............                   391,069
                                                            ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................                18,185,250
    Unrealized appreciation (depreciation) on:
      Investments--net........................               125,457,565
                                                            ------------
    Net gain (loss)...........................               143,642,815
                                                            ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................              $144,033,884
                                                            ============

(a)Includes income on securities loaned of $66,342.

                See accompanying notes to financial statements.

                                    MSF-215

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                       YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income (loss)...................................... $      391,069  $      256,729
  Net realized gain (loss)..........................................     18,185,250      32,696,201
  Unrealized appreciation (depreciation)............................    125,457,565     249,850,910
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    144,033,884     282,803,840
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................       (268,573)       (705,634)
    Class B.........................................................              0        (141,367)
    Class E.........................................................              0         (89,194)
                                                                     --------------  --------------
                                                                           (268,573)       (936,195)
                                                                     --------------  --------------
   Net realized gain
    Class A.........................................................     (6,725,644)              0
    Class B.........................................................     (7,188,107)              0
    Class E.........................................................     (2,644,323)              0
                                                                     --------------  --------------
                                                                        (16,558,074)              0
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (16,826,647)       (936,195)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    182,392,649     424,835,178
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    309,599,886     706,702,823
NET ASSETS
  Beginning of the period...........................................  1,360,152,919     653,450,096
                                                                     --------------  --------------
  End of the period................................................. $1,669,752,805  $1,360,152,919
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $      358,121  $      235,625
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                             YEAR ENDED                YEAR ENDED
                                                                         DECEMBER 31, 2004          DECEMBER 31, 2003
                                                                     -------------------------  ------------------------
                                                                       SHARES          $          SHARES         $
                                                                     ----------  -------------  ---------  -------------
CLASS A
  Sales.............................................................  1,097,468  $ 255,178,043    724,195  $ 135,836,605
  Reinvestments.....................................................     30,907      6,994,217      4,178        705,634
  Redemptions.......................................................   (548,409)  (123,886,974)  (575,928)  (104,848,255)
                                                                     ----------  -------------  ---------  -------------
  Net increase (decrease)...........................................    579,966  $ 138,285,286    152,445  $  31,693,984
                                                                     ==========  =============  =========  =============
CLASS B
  Sales.............................................................  1,569,818  $ 349,336,732  1,710,923  $ 324,157,504
  Reinvestments.....................................................     32,224      7,188,107        847        141,367
  Redemptions....................................................... (1,633,636)  (366,785,835)  (105,927)   (21,182,122)
                                                                     ----------  -------------  ---------  -------------
  Net increase (decrease)...........................................    (31,594) $ (10,260,996) 1,605,843  $ 303,116,749
                                                                     ==========  =============  =========  =============
CLASS E
  Sales.............................................................    395,813  $  88,874,634    535,126  $ 101,778,286
  Reinvestments.....................................................     11,774      2,644,323        531         89,194
  Redemptions.......................................................   (165,759)   (37,150,598)   (60,569)   (11,843,035)
                                                                     ----------  -------------  ---------  -------------
  Net increase (decrease)...........................................    241,828  $  54,368,359    475,088  $  90,024,445
                                                                     ==========  =============  =========  =============
  Increase (decrease) in net assets from capital share transactions.    790,200  $ 182,392,649  2,233,376  $ 424,835,178
                                                                     ==========  =============  =========  =============

                See accompanying notes to financial statements.

                                    MSF-216

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS



                                                                                                        ---------

                                                                                                        ---------
                                                                                                          2004
                                                                                                        --------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $ 224.26
                                                                                                        --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).........................................................................     0.23
  Net realized and unrealized gain (loss) on investments...............................................    21.85
                                                                                                        --------
  Total from investment operations.....................................................................    22.08
                                                                                                        --------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................    (0.10)
  Distributions from net realized capital gains........................................................    (2.38)
                                                                                                        --------
  Total distributions..................................................................................    (2.48)
                                                                                                        --------
NET ASSET VALUE, END OF PERIOD......................................................................... $ 243.86
                                                                                                        ========
TOTAL RETURN (%).......................................................................................      9.9
Ratio of operating expenses to average net assets before expense reductions (%)........................     0.78
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................     0.78
Ratio of net investment income to average net assets (%)...............................................     0.15
Portfolio turnover rate (%)............................................................................       16
Net assets, end of period (000)........................................................................ $809,906
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................       --

                                                                                                                   CLASS A
                                                                                                        ----------------------------
                                                                                                           YEAR ENDED DECEMBER 31,
                                                                                                        ----------------------------
                                                                                                          2003      2002      2001
                                                                                                        --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $ 169.33  $ 186.12  $ 146.67
                                                                                                        --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).........................................................................     0.24      0.27      0.42
  Net realized and unrealized gain (loss) on investments...............................................    54.97    (16.70)    40.09
                                                                                                        --------  --------  --------
  Total from investment operations.....................................................................    55.21    (16.43)    40.51
                                                                                                        --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................   (0.28)    (0.36)    (1.06)
  Distributions from net realized capital gains........................................................     0.00      0.00      0.00
                                                                                                        --------  --------  --------
  Total distributions..................................................................................   (0.28)    (0.36)    (1.06)
                                                                                                        --------  --------  --------
NET ASSET VALUE, END OF PERIOD......................................................................... $ 224.26  $ 169.33  $ 186.12
                                                                                                        ========  ========  ========
TOTAL RETURN (%).......................................................................................     32.7      (8.8)     27.8
Ratio of operating expenses to average net assets before expense reductions (%)........................     0.80      0.82      0.87
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................     0.78      0.82      0.84
Ratio of net investment income to average net assets (%)...............................................     0.14      0.22      0.43
Portfolio turnover rate (%)............................................................................       16        11        28
Net assets, end of period (000)........................................................................ $614,742  $438,359  $370,959
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................       --        --        --

                                                                                                        ---------

                                                                                                        ---------
                                                                                                          2000
                                                                                                        --------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $ 121.71
                                                                                                        --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).........................................................................     1.15
  Net realized and unrealized gain (loss) on investments...............................................    23.81
                                                                                                        --------
  Total from investment operations.....................................................................    24.96
                                                                                                        --------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................     0.00
  Distributions from net realized capital gains........................................................     0.00
                                                                                                        --------
  Total distributions..................................................................................     0.00
                                                                                                        --------
NET ASSET VALUE, END OF PERIOD......................................................................... $ 146.67
                                                                                                        ========
TOTAL RETURN (%).......................................................................................     20.5
Ratio of operating expenses to average net assets before expense reductions (%)........................     0.90
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................       --
Ratio of net investment income to average net assets (%)...............................................     0.98
Portfolio turnover rate (%)............................................................................      143
Net assets, end of period (000)........................................................................ $139,518
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................     0.96

                                                                   CLASS B                                     CLASS E
                                                 ---------------------------------------     ----------------------------
                                                                               FEBRUARY 20,
                                                                                 2001(A)
                                                    YEAR ENDED DECEMBER 31,      THROUGH       YEAR ENDED DECEMBER 31,
                                                 ----------------------------  DECEMBER 31,  ---------------------------
                                                   2004      2003      2002        2001        2004      2003      2002
                                                 --------  --------  --------  ------------  --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD............ $ 221.17  $ 167.26  $ 184.25    $159.20     $ 222.60  $ 168.22  $185.17
                                                 --------  --------  --------    -------     --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..................    (0.24)     0.01      0.16       0.01         0.04      0.07     0.25
  Net realized and unrealized gain (loss) on
   investments..................................    21.41     54.02    (16.83)     25.04        21.51     54.47   (16.85)
                                                 --------  --------  --------    -------     --------  --------  -------
  Total from investment operations..............    21.17     54.03    (16.67)     25.05        21.55     54.54   (16.60)
                                                 --------  --------  --------    -------     --------  --------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income......     0.00     (0.12)    (0.32)      0.00         0.00     (0.16)   (0.35)
  Distributions from net realized capital gains.    (2.38)     0.00      0.00       0.00        (2.38)     0.00     0.00
                                                 --------  --------  --------    -------     --------  --------  -------
  Total distributions...........................    (2.38)    (0.12)    (0.32)      0.00        (2.38)    (0.16)   (0.35)
                                                 --------  --------  --------    -------     --------  --------  -------
NET ASSET VALUE, END OF PERIOD.................. $ 239.96  $ 221.17  $ 167.26    $184.25     $ 241.77  $ 222.60  $168.22
                                                 ========  ========  ========    =======     ========  ========  =======
TOTAL RETURN (%)................................      9.7      32.3      (9.1)      15.7 (b)      9.8      32.5     (9.0)
Ratio of operating expenses to average net
 assets before expense reductions (%)...........     1.03      1.05      1.07       1.12 (c)     0.93      0.95     0.97
Ratio of operating expenses to average net
 assets after expense reductions (%) (d)........     1.03      1.03      1.07       1.09 (c)     0.93      0.93     0.97
Ratio of net investment income (loss) to average
 net assets (%).................................    (0.09)    (0.13)    (0.06)      0.02 (c)     0.00     (0.03)    0.05
Portfolio turnover rate (%).....................       16        16        11         28           16        16       11
Net assets, end of period (000)................. $578,991  $540,656  $140,273    $24,082     $280,856  $204,755  $74,818

                                                 -----------

                                                 MAY 1, 2001(A)
                                                    THROUGH
                                                  DECEMBER 31,
                                                      2001
                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD............    $164.26
                                                    -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..................       0.02
  Net realized and unrealized gain (loss) on
   investments..................................      20.89
                                                    -------
  Total from investment operations..............      20.91
                                                    -------
LESS DISTRIBUTIONS
  Distributions from net investment income......       0.00
  Distributions from net realized capital gains.       0.00
                                                    -------
  Total distributions...........................       0.00
                                                    -------
NET ASSET VALUE, END OF PERIOD..................    $185.17
                                                    =======
TOTAL RETURN (%)................................       12.7 (b)
Ratio of operating expenses to average net
 assets before expense reductions (%)...........       1.02 (c)
Ratio of operating expenses to average net
 assets after expense reductions (%) (d)........       0.99 (c)
Ratio of net investment income (loss) to average
 net assets (%).................................       0.09 (c)
Portfolio turnover rate (%).....................         28
Net assets, end of period (000).................    $10,416

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-217

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--95.7% OF TOTAL NET ASSETS


                                                                  VALUE
    SHARES                                                       (NOTE 1)
   -------------------------------------------------------------------------

            AEROSPACE & DEFENSE--0.6%
     10,369 Alliant Techsystems, Inc. (b)..................... $     677,925
     18,094 Precision Castparts Corp..........................     1,188,414
      2,884 Sequa Corp. (Class A) (b) (c).....................       176,357
                                                               -------------
                                                                   2,042,696
                                                               -------------

            AIR FREIGHT & LOGISTICS--0.9%
     23,479 C.H. Robinson Worldwide, Inc......................     1,303,554
     29,326 Expeditors International of Washington, Inc.......     1,638,737
                                                               -------------
                                                                   2,942,291
                                                               -------------

            AIRLINES--0.4%
     23,549 AirTran Holdings, Inc. (b) (c)....................       251,974
      7,405 Alaska Air Group, Inc. (b) (c)....................       247,994
     28,510 JetBlue Airways Corp. (b).........................       662,002
                                                               -------------
                                                                   1,161,970
                                                               -------------

            AUTO COMPONENTS--1.2%
     19,097 ArvinMeritor, Inc. (c)............................       427,200
      5,344 Bandag, Inc. (c)..................................       266,185
     15,458 BorgWarner, Inc...................................       837,360
     21,369 Gentex Corp. (c)..................................       791,080
     18,529 Lear Corp.........................................     1,130,454
      9,518 Modine Manufacturing Co...........................       321,423
                                                               -------------
                                                                   3,773,702
                                                               -------------

            AUTOMOBILES--0.2%
     15,639 Thor Industries, Inc. (c).........................       579,425
                                                               -------------

            BEVERAGES--0.7%
     29,699 Constellation Brands, Inc. (Class A) (b)..........     1,381,300
     38,107 PepsiAmericas, Inc................................       809,393
                                                               -------------
                                                                   2,190,693
                                                               -------------

            BIOTECHNOLOGY--1.5%
     15,876 Cephalon, Inc. (b) (c)............................       807,771
     17,833 Charles River Laboratories International, Inc. (b)       820,496
     14,098 Invitrogen Corp. (b)..............................       946,399
     84,196 Millennium Pharmaceuticals, Inc. (b)..............     1,020,456
     26,282 Protein Design Labs, Inc. (b) (c).................       542,986
     11,369 Techne Corp. (b)..................................       442,254
     22,100 Vertex Pharmaceuticals, Inc. (b) (c)..............       233,597
                                                               -------------
                                                                   4,813,959
                                                               -------------

            BUILDING PRODUCTS--0.1%
     11,434 York International Corp. (c)......................       394,930
                                                               -------------

            CAPITAL MARKETS--2.5%
     21,023 A.G. Edwards, Inc.................................       908,404
     18,463 Eaton Vance Corp..................................       962,846
     18,290 Investors Financial Services Corp. (c)............       914,134
     15,734 Jefferies Group, Inc. (c).........................       633,766
     16,467 LaBranche & Co., Inc. (b) (c).....................       147,544
     27,729 Legg Mason, Inc...................................     2,031,427

                                                                VALUE
         SHARES                                                (NOTE 1)
        ---------------------------------------------------------------------

                    CAPITAL MARKETS--(CONTINUED)
          20,303    Raymond James Financial, Inc............ $     628,987
          28,208    SEI Investments Co......................     1,182,761
          22,751    Waddell & Reed Financial, Inc. (Class A)       543,521
                                                             -------------
                                                                 7,953,390
                                                             -------------

                    CHEMICALS--2.8%
          20,641    Airgas, Inc.............................       547,193
          11,464    Albemarle Corp..........................       443,772
          16,985    Cabot Corp..............................       656,980
          31,543    Crompton Corp...........................       372,207
          10,909    Cytec Industries, Inc...................       560,941
          11,533    Ferro Corp..............................       267,450
          10,151    FMC Corp. (b)...........................       490,293
          66,486    Lyondell Chemical Co....................     1,922,775
           5,641    Minerals Technologies, Inc..............       376,255
          19,316    Olin Corp. (c)..........................       425,338
          32,029    RPM International, Inc..................       629,690
          12,904    Sensient Technologies Corp. (c).........       309,567
          18,361    The Lubrizol Corp.......................       676,787
           9,050    The Scotts Co. (Class A) (b)............       665,356
          14,139    Valspar Corp............................       707,091
                                                             -------------
                                                                 9,051,695
                                                             -------------

                    COMMERCIAL BANKS--4.3%
          35,625    Associated Banc-Corp....................     1,183,106
          14,577    Bank of Hawaii Corp.....................       739,637
          48,398    Banknorth Group, Inc....................     1,771,367
          13,534    City National Corp......................       956,177
          21,832    Commerce Bancorp, Inc. (c)..............     1,405,981
          14,339    Cullen/Frost Bankers, Inc...............       696,875
          23,195    FirstMerit Corp.........................       660,826
          14,034    Greater Bay Bancorp (c).................       391,268
          42,670    Hibernia Corp. (Class A)................     1,259,192
          21,792    Mercantile Bankshares Corp..............     1,137,542
           9,903    Silicon Valley Bancshares (b) (c).......       443,852
          38,185    TCF Financial Corp......................     1,227,266
          36,804    The Colonial BancGroup, Inc.............       781,349
           8,763    WestAmerica Bancorp (c).................       510,971
          18,536    Wilmington Trust Corp...................       670,076
                                                             -------------
                                                                13,835,485
                                                             -------------

                    COMMERCIAL SERVICES & SUPPLIES--4.4%
          25,226    Adesa, Inc..............................       535,296
           6,858    Banta Corp..............................       306,964
          28,206    Career Education Corp. (b)..............     1,128,240
          24,413    ChoicePoint, Inc. (b)...................     1,122,754
          24,767    Copart, Inc. (b)........................       651,867
          24,887    Corinthian Colleges, Inc. (b) (c).......       468,996
          19,122    D&B Corp. (b)...........................     1,140,627
          13,768    Deluxe Corp.............................       513,959
          19,345    DeVry, Inc. (b).........................       335,829
          20,229    Education Management Corp. (b)..........       667,759
          19,445    Herman Miller, Inc......................       537,265
          15,459    HNI Corp................................       665,510

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-218

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)

                                                               VALUE
        SHARES                                                (NOTE 1)
       ------------------------------------------------------------------

                COMMERCIAL SERVICES & SUPPLIES--(CONTINUED)
         12,642 ITT Educational Services, Inc. (b)......... $     601,127
          9,687 Kelly Services, Inc. (Class A).............       292,354
         10,728 Korn/Ferry International, Inc. (b) (c).....       222,606
         13,294 Laureate Education, Inc. (b)...............       586,133
         24,824 Manpower, Inc..............................     1,198,999
         41,495 Republic Services, Inc. (Class A)..........     1,391,742
         12,565 Rollins, Inc. (c)..........................       330,711
         17,470 Sotheby's Holdings, Inc. (Class A) (b).....       317,255
         12,388 Stericycle, Inc. (b).......................       569,229
         15,619 The Brink's Co.............................       617,263
                                                            -------------
                                                               14,202,485
                                                            -------------

                COMMUNICATIONS EQUIPMENT--1.5%
        104,416 3Com Corp. (b).............................       435,415
         21,017 ADTRAN, Inc................................       402,265
         13,711 Avocent Corp. (b)..........................       555,570
         14,965 CommScope, Inc. (b)........................       282,838
         18,407 Harris Corp................................     1,137,369
         13,312 Plantronics, Inc...........................       552,049
         26,970 Polycom, Inc. (b)..........................       628,940
         28,726 Powerwave Technologies, Inc. (b) (c).......       243,596
         31,447 UTStarcom, Inc. (b) (c)....................       696,551
                                                            -------------
                                                                4,934,593
                                                            -------------

                COMPUTERS & PERIPHERALS--1.1%
         19,657 Diebold, Inc...............................     1,095,484
          9,360 Imation Corp...............................       297,929
         32,497 McDATA Corp. (Class A) (b) (c).............       193,682
         44,831 SanDisk Corp. (b) (c)......................     1,119,430
         29,326 Storage Technology Corp. (b)...............       926,995
                                                            -------------
                                                                3,633,520
                                                            -------------

                CONSTRUCTION & ENGINEERING--0.5%
         13,377 Dycom Industries, Inc. (b).................       408,266
         11,453 Granite Construction, Inc. (c).............       304,650
         15,505 Jacobs Engineering Group, Inc. (b).........       740,984
         32,227 Quanta Services, Inc. (b) (c)..............       257,816
                                                            -------------
                                                                1,711,716
                                                            -------------

                CONSTRUCTION MATERIALS--0.2%
         13,216 Martin Marietta Materials, Inc.............       709,171
                                                            -------------

                CONSUMER FINANCE--0.5%
         42,740 AmeriCredit Corp. (b) (c)..................     1,044,993
         24,375 MoneyGram International, Inc...............       515,287
                                                            -------------
                                                                1,560,280
                                                            -------------

                CONTAINERS & PACKAGING--0.5%
         14,058 Longview Fibre Co..........................       255,012
         29,432 Packaging Corp. of America.................       693,124
         27,042 Sonoco Products Co.........................       801,795
                                                            -------------
                                                                1,749,931
                                                            -------------

                                                                VALUE
         SHARES                                                (NOTE 1)
        ------------------------------------------------------------------

                    DIVERSIFIED FINANCIAL SERVICES--0.5%
          13,606    GATX Corp............................... $     402,193
          19,737    Leucadia National Corp. (c).............     1,371,327
                                                             -------------
                                                                 1,773,520
                                                             -------------

                    DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
          67,375    Cincinnati Bell, Inc. (b)...............       279,606
                                                             -------------

                    ELECTRIC UTILITIES--3.3%
          31,793    Alliant Energy Corp.....................       909,280
           8,934    Black Hills Corp. (c)...................       274,095
          34,819    DPL, Inc. (c)...........................       874,305
          21,156    Duquesne Light Holdings, Inc. (c).......       398,791
          20,458    Great Plains Energy, Inc................       619,468
          22,181    Hawaiian Electric Industries, Inc. (c)..       646,576
          11,473    IDACORP, Inc. (c).......................       350,730
          35,330    Northeast Utilities.....................       665,971
          14,642    NSTAR...................................       794,768
          24,486    OGE Energy Corp.........................       649,124
          51,714    Pepco Holdings, Inc.....................     1,102,542
          16,631    PNM Resources, Inc......................       420,598
          27,432    Puget Energy, Inc.......................       677,570
          32,295    Sierra Pacific Resources (b) (c)........       339,098
          23,635    Westar Energy, Inc......................       540,532
          32,205    Wisconsin Energy Corp...................     1,085,631
          10,289    WPS Resources Corp......................       514,038
                                                             -------------
                                                                10,863,117
                                                             -------------

                    ELECTRICAL EQUIPMENT--0.6%
          18,855    AMETEK, Inc.............................       672,558
          16,764    Hubbell, Inc. (Class B).................       876,757
          16,248    Thomas & Betts Corp. (b)................       499,626
                                                             -------------
                                                                 2,048,941
                                                             -------------

                    ELECTRONIC EQUIPMENT & INSTRUMENTS--2.0%
          24,345    Amphenol Corp. (Class A) (b)............       894,435
          31,883    Arrow Electronics, Inc. (b).............       774,757
          33,162    Avnet, Inc. (b).........................       604,875
          22,870    CDW Corp................................     1,517,425
          23,809    Kemet Corp. (b) (c).....................       213,091
          21,781    National Instruments Corp. (c)..........       593,532
          11,804    Newport Corp. (b).......................       166,436
          11,840    Plexus Corp. (b)........................       154,038
          15,993    Tech Data Corp. (b).....................       726,082
          45,682    Vishay Intertechnology, Inc. (b)........       686,144
                                                             -------------
                                                                 6,330,815
                                                             -------------

                    ENERGY EQUIPMENT & SERVICES--3.6%
          15,121    Cooper Cameron Corp. (b)................       813,661
          41,570    ENSCO International, Inc................     1,319,432
          18,819    FMC Technologies, Inc. (b)..............       605,972
          34,002    Grant Prideco, Inc. (b).................       681,740
          21,463    Hanover Compressor Co. (b) (c)..........       303,272
          13,877    Helmerich & Payne, Inc..................       472,373

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-219

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)

                                                             VALUE
         SHARES                                             (NOTE 1)
        ---------------------------------------------------------------

                 ENERGY EQUIPMENT & SERVICES--(CONTINUED)
          23,656 National-Oilwell, Inc. (b) (c).......... $     834,820
          46,061 Patterson-UTI Energy, Inc...............       895,886
          37,496 Pride International, Inc. (b)...........       770,168
          28,861 Smith International, Inc. (b)...........     1,570,327
          16,689 Tidewater, Inc. (c).....................       594,295
          26,932 Varco International, Inc. (b)...........       785,068
          37,389 Weatherford International, Ltd. (b).....     1,918,056
                                                          -------------
                                                             11,565,070
                                                          -------------

                 FOOD & STAPLES RETAILING--0.8%
          19,122 BJ's Wholesale Club, Inc. (b)...........       557,024
          12,860 Ruddick Corp............................       278,934
          17,138 Whole Foods Market, Inc.................     1,634,108
                                                          -------------
                                                              2,470,066
                                                          -------------

                 FOOD PRODUCTS--2.1%
          41,011 Dean Foods Co. (b)......................     1,351,313
          38,184 Hormel Foods Corp.......................     1,197,068
           9,660 Lancaster Colony Corp...................       414,124
          30,544 Smithfield Foods, Inc. (b)..............       903,797
          16,064 The J. M. Smucker Co. (c)...............       756,133
          14,389 Tootsie Roll Industries, Inc............       498,291
          97,130 Tyson Foods, Inc. (Class A).............     1,787,192
                                                          -------------
                                                              6,907,918
                                                          -------------

                 GAS UTILITIES--0.3%
          20,623 AGL Resources, Inc......................       685,508
          13,390 WGL Holdings, Inc.......................       412,948
                                                          -------------
                                                              1,098,456
                                                          -------------

                 HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
          16,731 Beckman Coulter, Inc....................     1,120,810
          30,747 Cytyc Corp. (b).........................       847,695
          22,205 Dentsply International, Inc.............     1,247,921
          16,358 Edwards Lifesciences Corp. (b)..........       674,931
          17,033 Hillenbrand Industries, Inc.............       946,013
           9,859 INAMED Corp. (b)........................       623,582
          19,025 STERIS Corp. (b)........................       451,273
          37,378 Varian Medical Systems, Inc. (b)........     1,616,225
           9,552 Varian, Inc. (b)........................       391,727
          13,652 VISX, Inc. (b)..........................       353,177
                                                          -------------
                                                              8,273,354
                                                          -------------

                 HEALTH CARE PROVIDERS & SERVICES--4.1%
          13,338 Apria Healthcare Group, Inc. (b)........       439,487
          24,009 Community Health Systems, Inc. (b)......       669,371
          17,183 Covance, Inc. (b).......................       665,841
          24,701 Coventry Health Care, Inc. (b)..........     1,311,129
          25,290 First Health Group Corp. (b)............       473,176
          30,554 Health Net, Inc. (b)....................       882,094
          11,906 Henry Schein, Inc. (b)..................       829,134
          10,653 LifePoint Hospitals, Inc. (b) (c).......       370,937
          27,614 Lincare Holdings, Inc. (b)..............     1,177,737
          28,672 Omnicare, Inc...........................       992,625

                                                                     VALUE
    SHARES                                                          (NOTE 1)
   ----------------------------------------------------------------------------

               HEALTH CARE PROVIDERS & SERVICES--(CONTINUED)
     23,187    PacifiCare Health Systems, Inc. (b) (c)........... $   1,310,529
     37,754    Patterson Cos., Inc. (b)..........................     1,638,146
     18,538    Renal Care Group, Inc. (b)........................       667,183
     21,184    Triad Hospitals, Inc. (b).........................       788,257
     16,053    Universal Health Services, Inc. (Class B).........       714,358
     22,580    VCA Antech, Inc. (b)..............................       442,568
                                                                  -------------
                                                                     13,372,572
                                                                  -------------

               HOTELS, RESTAURANTS & LEISURE--3.1%
     22,311    Applebee's International, Inc.....................       590,126
      9,711    Bob Evans Farms, Inc..............................       253,846
     23,982    Boyd Gaming Corp. (c).............................       998,850
     23,788    Brinker International, Inc. (b)...................       834,245
     86,144    Caesars Entertainment, Inc. (b)...................     1,734,940
     13,254    CBRL Group, Inc...................................       554,680
     31,879    GTECH Holdings Corp...............................       827,260
     14,659    International Speedway Corp. (Class A)............       773,995
     16,952    Krispy Kreme Doughnuts, Inc. (b) (c)..............       213,595
     18,581    Mandalay Resort Group (b).........................     1,308,660
     20,299    Outback Steakhouse, Inc...........................       929,288
     17,871    Ruby Tuesday, Inc. (c)............................       466,076
     21,414    The Cheesecake Factory, Inc. (b) (c)..............       695,296
                                                                  -------------
                                                                     10,180,857
                                                                  -------------

               HOUSEHOLD DURABLES--4.2%
     18,855    American Greetings Corp. (Class A)................       477,974
     11,259    Blyth, Inc........................................       332,816
     64,179    D.R. Horton, Inc..................................     2,587,055
     14,607    Furniture Brands International, Inc...............       365,905
     18,433    Harman International Industries, Inc..............     2,340,991
     16,808    Hovnanian Enterprises, Inc. (Class A) (b) (c).....       832,332
     42,973    Lennar Corp. (Class A)............................     2,435,710
     18,349    Mohawk Industries, Inc. (b).......................     1,674,346
     13,090    Ryland Group, Inc.................................       753,199
     20,567    Toll Brothers, Inc. (b) (c).......................     1,411,102
     16,116    Tupperware Corp. (c)..............................       333,924
                                                                  -------------
                                                                     13,545,354
                                                                  -------------

               HOUSEHOLD PRODUCTS--0.5%
     17,166    Church & Dwight, Inc. (c).........................       577,121
     19,937    Energizer Holdings, Inc. (b)......................       990,669
                                                                  -------------
                                                                      1,567,790
                                                                  -------------

               IT SERVICES--2.7%
     23,745    Acxiom Corp.......................................       624,494
     22,476    Alliance Data Systems Corp. (b)...................     1,067,160
     40,871    Ceridian Corp. (b)................................       747,122
     17,202    Certegy, Inc......................................       611,187
     23,871    Checkfree Corp. (b)...............................       909,008
     36,590    Cognizant Technology Solutions Corp. (Class A) (b)     1,548,855
     14,057    CSG Systems International, Inc. (b)...............       262,866
     23,052    DST Systems, Inc. (b).............................     1,201,470
     30,486    Gartner, Inc. (Class A) (b) (c)...................       379,856
     17,067    Keane, Inc. (b)...................................       250,885

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-220

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)

                                                           VALUE
            SHARES                                        (NOTE 1)
           ----------------------------------------------------------

                    IT SERVICES--(CONTIUNED)
             28,220 MPS Group, Inc. (b)................ $     345,977
             33,083 The BISYS Group, Inc. (b)..........       544,215
             23,311 Titan Corp. (b)....................       377,638
                                                        -------------
                                                            8,870,733
                                                        -------------

                    INDUSTRIAL CONGLOMERATES--0.3%
              8,564 Carlisle Cos., Inc.................       555,975
             11,089 Teleflex, Inc......................       575,963
                                                        -------------
                                                            1,131,938
                                                        -------------

                    INSURANCE--4.2%
             14,649 Allmerica Financial Corp. (b)......       480,927
             20,307 American Financial Group, Inc. (c).       635,812
             10,781 AmerUs Group Co. (c)...............       488,379
             25,427 Arthur J. Gallagher & Co. (c)......       826,377
             19,030 Brown & Brown, Inc. (c)............       828,756
             15,444 Everest Re Group, Ltd..............     1,383,165
             48,009 Fidelity National Financial, Inc...     2,192,571
             24,662 First American Corp................       866,623
             18,658 HCC Insurance Holdings, Inc........       617,953
             11,770 Horace Mann Educators Corp.........       224,572
             17,028 Ohio Casualty Corp. (b) (c)........       395,220
             50,177 Old Republic International Corp....     1,269,478
             19,105 Protective Life Corp...............       815,592
              7,824 StanCorp Financial Group, Inc......       645,480
             18,870 Unitrin, Inc.......................       857,641
             23,156 W.R. Berkley Corp..................     1,092,269
                                                        -------------
                                                           13,620,815
                                                        -------------

                    INTERNET SOFTWARE & SERVICES--0.0%
             15,398 Retek, Inc. (b)....................        94,698
                                                        -------------

                    INVESTMENT COMPANY--4.3%
            115,700 MidCap SPDR Trust, Series 1........    13,999,700
                                                        -------------

                    LEISURE EQUIPMENT & PRODUCTS--0.1%
             20,992 Callaway Golf Co. (c)..............       283,392
                                                        -------------

                    MACHINERY--2.3%
             24,841 AGCO Corp. (b).....................       543,769
             15,099 Crane Co...........................       435,455
             22,892 Donaldson Co., Inc. (c)............       745,821
             13,248 Federal Signal Corp. (c)...........       233,960
             15,214 Flowserve Corp. (b)................       418,994
             19,024 Graco, Inc.........................       710,546
             11,356 Harsco Corp........................       632,983
             10,463 Kennametal, Inc....................       520,743
              9,982 Nordson Corp.......................       399,979
             27,717 Pentair, Inc.......................     1,207,353
             20,677 SPX Corp...........................       828,321
              5,087 Tecumseh Products Co. (Class A) (c)       243,159
             13,087 Trinity Industries, Inc. (c).......       446,005
                                                        -------------
                                                            7,367,088
                                                        -------------

                                                                 VALUE
      SHARES                                                    (NOTE 1)
     ----------------------------------------------------------------------

              MARINE--0.2%
       11,740 Alexander & Baldwin, Inc....................... $     498,011
                                                              -------------

              MEDIA--2.5%
       31,641 Belo Corp. (Class A)...........................       830,260
       14,385 Catalina Marketing Corp. (c)...................       426,228
       15,464 Emmis Communications Corp. (Class A) (b).......       296,754
       13,721 Entercom Communications Corp. (b)..............       492,447
       23,479 Harte-Hanks, Inc...............................       609,984
       12,433 Lee Enterprises, Inc...........................       572,913
        6,531 Media General, Inc.(Class A)...................       423,274
       10,918 Scholastic Corp. (b)...........................       403,529
       27,366 The Reader's Digest Association, Inc. (Class A)       380,661
        2,634 The Washington Post Co. (Class B) (c)..........     2,589,275
       14,109 Valassis Communications, Inc. (b)..............       493,956
       26,421 Westwood One, Inc. (b).........................       711,517
                                                              -------------
                                                                  8,230,798
                                                              -------------

              METALS & MINING--0.9%
       17,156 Arch Coal, Inc.................................       609,724
       17,781 Peabody Energy Corp............................     1,438,661
       12,425 Steel Dynamics, Inc. (c).......................       470,659
       21,864 Worthington Industries, Inc....................       428,097
                                                              -------------
                                                                  2,947,141
                                                              -------------

              MULTI-UTILITIES--2.4%
       66,518 Aquila, Inc. (b) (c)...........................       245,452
       40,428 Energy East Corp...............................     1,078,619
       16,910 Equitable Resources, Inc.......................     1,025,761
       32,499 MDU Resources Group, Inc.......................       867,073
       22,729 National Fuel Gas Co...........................       644,140
       28,458 ONEOK, Inc.....................................       808,776
       23,195 Questar Corp...................................     1,182,017
       30,913 SCANA Corp.....................................     1,217,972
       20,910 Vectren Corp...................................       560,388
                                                              -------------
                                                                  7,630,198
                                                              -------------

              MULTILINE RETAIL--0.8%
       19,098 99 Cents Only Stores (b) (c)...................       308,624
       31,105 Dollar Tree Stores, Inc. (b)...................       892,091
       13,428 Neiman Marcus Group, Inc. (Class A)............       960,639
       38,368 Saks, Inc. (b).................................       556,720
                                                              -------------
                                                                  2,718,074
                                                              -------------

              OFFICE ELECTRONICS--0.3%
       19,747 Zebra Technologies Corp. (Class A) (b).........     1,111,361
                                                              -------------

              OIL & GAS--2.6%
       16,318 Forest Oil Corp. (b)...........................       517,607
       25,325 Murphy Oil Corp................................     2,037,396
       17,135 Newfield Exploration Co. (b)...................     1,011,822
       16,186 Noble Energy, Inc. (c).........................       998,029
       10,836 Overseas Shipholding Group, Inc................       598,147
       40,124 Pioneer Natural Resources Co...................     1,408,353

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-221

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
      SHARES                                                    (NOTE 1)
     ----------------------------------------------------------------------

              OIL & GAS--(CONTINUED)
       21,221 Plains Exploration & Production Co. (b)........ $     551,746
       17,729 Pogo Producing Co..............................       859,679
       20,352 Western Gas Resources, Inc. (c)................       595,296
                                                              -------------
                                                                  8,578,075
                                                              -------------

              PAPER & FOREST PRODUCTS--0.4%
       15,317 Bowater, Inc...................................       673,488
       12,063 Glatfelter.....................................       184,323
        8,179 Potlatch Corp..................................       413,694
                                                              -------------
                                                                  1,271,505
                                                              -------------

              PHARMACEUTICALS--1.7%
       28,206 Barr Pharmaceuticals, Inc. (b).................     1,284,501
       68,997 IVAX Corp. (b).................................     1,091,533
        9,323 Par Pharmaceutical Cos., Inc. (b) (c)..........       385,786
       19,873 Perrigo Co.....................................       343,207
       28,922 Sepracor, Inc. (b) (c).........................     1,717,099
       23,150 Valeant Pharmaceuticals International, Inc. (c)       610,002
                                                              -------------
                                                                  5,432,128
                                                              -------------

              REAL ESTATE--2.7%
       22,825 AMB Property Corp. (REIT)......................       921,902
       29,670 Developers Diversified Realty Corp. (REIT).....     1,316,458
       14,761 Highwoods Properties, Inc. (REIT)..............       408,880
       18,494 Hospitality Properties Trust (REIT)............       850,724
       23,566 Liberty Property Trust (REIT) (c)..............     1,018,051
       16,748 Mack-Cali Realty Corp. (REIT)..................       770,910
       28,245 New Plan Excel Realty Trust (REIT) (c).........       764,875
       13,713 Rayonier, Inc. (REIT)..........................       670,703
       36,472 United Dominion Realty Trust, Inc. (REIT)......       904,505
       24,473 Weingarten Realty Investors (REIT).............       981,367
                                                              -------------
                                                                  8,608,375
                                                              -------------

              ROAD & RAIL--0.8%
       14,220 CNF, Inc.......................................       712,422
       22,354 J.B. Hunt Transport Services, Inc..............     1,002,577
       20,166 Swift Transportation Co., Inc. (b) (c).........       433,165
       21,703 Werner Enterprises, Inc........................       491,356
                                                              -------------
                                                                  2,639,520
                                                              -------------

              SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--3.0%
      131,361 Atmel Corp. (b)................................       514,935
        6,824 Cabot Microelectronics Corp. (b) (c)...........       273,301
       26,185 Credence Systems Corp. (b) (c).................       239,593
       20,329 Cree, Inc. (b) (c).............................       814,786
       34,605 Cypress Semiconductor Corp. (b) (c)............       405,917
       32,889 Fairchild Semiconductor International,
               Inc. (Class A) (b)............................       534,775
       19,344 Integrated Circuit Systems, Inc. (b) (c).......       404,676
       29,376 Integrated Device Technology, Inc. (b).........       339,587
       18,374 International Rectifier Corp. (b)..............       818,929
       41,399 Intersil Corp. (Class A).......................       693,019
       37,507 Lam Research Corp. (b).........................     1,084,327
       31,125 Lattice Semiconductor Corp. (b) (c)............       177,413

                                                                  VALUE
    SHARES                                                       (NOTE 1)
   -------------------------------------------------------------------------

            SEMICONDUCTOR & SEMICONDUCTOR
             EQUIPMENT--(CONTINUED)
     16,791 LTX Corp. (b) (c)................................. $     129,123
     24,784 Micrel, Inc. (b)..................................       273,120
     56,780 Microchip Technology, Inc.........................     1,513,755
     51,560 RF Micro Devices, Inc. (b) (c)....................       352,670
     20,358 Semtech Corp. (b) (c).............................       445,229
     14,296 Silicon Laboratories, Inc. (b) (c)................       504,792
     37,793 TriQuint Semiconductor, Inc. (b) (c)..............       168,179
                                                               -------------
                                                                   9,688,126
                                                               -------------

            SOFTWARE--2.7%
     38,292 Activision, Inc. (b)..............................       772,733
      8,972 Advent Software, Inc. (b).........................       183,747
     16,152 Ascential Software Corp. (b)......................       263,439
     74,393 Cadence Design Systems, Inc. (b)..................     1,027,367
     19,354 Fair Isaac Corp...................................       709,905
     24,896 Jack Henry & Associates, Inc......................       495,679
     19,538 Macromedia, Inc. (b)..............................       608,023
     13,685 Macrovision Corp. (b).............................       351,978
     44,083 McAfee, Inc. (b)..................................     1,275,321
     20,973 Mentor Graphics Corp. (b).........................       320,677
     19,137 RSA Security, Inc. (b) (c)........................       383,888
     26,159 Sybase, Inc. (b)..................................       521,872
     41,856 Synopsys, Inc. (b)................................       821,215
     17,785 The Reynolds & Reynolds Co. (Class A).............       471,480
     10,313 Transaction Systems Architects, Inc. (Class A) (b)       204,713
     22,634 Wind River Systems, Inc. (b) (c)..................       306,691
                                                               -------------
                                                                   8,718,728
                                                               -------------

            SPECIALTY RETAIL--5.4%
     24,014 Abercrombie & Fitch Co. (Class A).................     1,127,457
     20,348 Advance Auto Parts, Inc. (b)......................       888,801
     15,319 Aeropostale, Inc. (b).............................       450,838
     20,285 American Eagle Outfitters, Inc....................       955,424
     19,419 AnnTaylor Stores Corp. (b)........................       418,091
     19,293 Barnes & Noble, Inc. (b)..........................       622,585
     20,662 Borders Group, Inc................................       524,815
     28,648 CarMax, Inc. (b)..................................       889,520
     24,574 Chico's FAS, Inc. (b).............................     1,118,854
     27,226 Claire's Stores, Inc..............................       578,553
     42,846 Foot Locker, Inc..................................     1,153,843
     37,324 Michaels Stores, Inc..............................     1,118,600
     15,193 O'Reilly Automotive, Inc. (b).....................       684,445
     20,406 Pacific Sunwear of California, Inc. (b)...........       454,238
     18,708 Payless Shoesource, Inc. (b)......................       230,108
     39,966 PETsMART, Inc.....................................     1,419,992
     23,636 Pier 1 Imports, Inc...............................       465,629
     12,206 Regis Corp........................................       563,307
     20,856 Rent-A-Center, Inc. (b)...........................       552,684
     40,598 Ross Stores, Inc. (c).............................     1,172,064
     22,275 Urban Outfitters, Inc. (b)........................       989,010
     32,077 Williams-Sonoma, Inc. (b).........................     1,123,978
                                                               -------------
                                                                  17,502,836
                                                               -------------

            TEXTILES, APPAREL & LUXURY GOODS--0.2%
      9,471 The Timberland Co. (Class A) (b)..................       593,548
                                                               -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-222

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                              VALUE
         SHARES                                              (NOTE 1)
        ----------------------------------------------------------------

                 THRIFTS & MORTGAGE FINANCE--2.4%
          20,481 Astoria Financial Corp................... $     818,626
          23,298 Independence Community Bank Corp.........       992,029
          17,052 IndyMac Bancorp, Inc.....................       587,441
          72,966 New York Community Bancorp, Inc. (c).....     1,500,911
          25,285 Radian Group, Inc........................     1,346,173
          26,217 The PMI Group, Inc.......................     1,094,560
          21,663 Washington Federal, Inc..................       574,936
          14,599 Webster Financial Corp...................       739,293
                                                           -------------
                                                               7,653,969
                                                           -------------

                 TOBACCO--0.1%
           7,028 Universal Corp...........................       336,219
                                                           -------------

                 TRADING COMPANIES & DISTRIBUTORS--0.5%
          20,885 Fastenal Co. (c).........................     1,285,681
          21,400 United Rentals, Inc. (b) (c).............       404,460
                                                           -------------
                                                               1,690,141
                                                           -------------

                 WATER UTILITIES--0.2%
          25,662 Aqua America, Inc........................       631,029
                                                           -------------

                 WIRELESS TELECOMMUNICATION SERVICES--0.4%
          15,796 Telephone & Data Systems, Inc............     1,215,502
                                                           -------------
                 Total Common Stocks
                  (Identified Cost $251,054,941)..........   310,583,016
                                                           -------------

         SHORT TERM INVESTMENTS--4.8%
            FACE                                            VALUE
           AMOUNT                                          (NOTE 1)
         -------------------------------------------------------------

                    DISCOUNT NOTES--4.8%
         $2,500,000 Federal Home Loan Bank
                     1.000%, 01/03/05.................. $   2,499,861
          2,000,000 Federal Home Loan Mortgage
                     2.005%, 01/14/05..................     1,998,599
          4,000,000 Federal Home Loan Mortgage
                     2.300%, 03/08/05..................     3,983,060
          2,000,000 Federal Home Loan Mortgage
                     2.360%, 03/15/05..................     1,990,429
          5,000,000 Federal Home Loan Mortgage
                     2.380%, 03/15/05..................     4,975,869
                                                        -------------
                                                           15,447,818
                                                        -------------
                    Total Short Term Investments
                     (Identified Cost $15,447,818).....    15,447,818
                                                        -------------
                    Total Investments--100.5%
                     (Identified Cost $266,502,759) (a)   326,030,834
                    Other assets less liabilities......    (1,651,489)
                                                        -------------
                    TOTAL NET ASSETS--100%............. $ 324,379,345
                                                        =============

FUTURES CONTRACTS

                       NUMBER OF EXPIRATION  CONTRACT   VALUATION AS OF  UNREALIZED
FUTURES CONTRACTS LONG CONTRACTS    DATE      AMOUNT      12/31/2004    APPRECIATION
---------------------- --------- ---------- ----------- --------------- ------------
S&P 400 MidCap Futures    41      03/17/05  $13,170,480   $13,639,675     $469,195

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-223

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

      ASSETS
        Investments at value.....................             $326,030,834
        Cash.....................................                    8,570
        Collateral for securities loaned.........               48,331,434
        Receivable for:
         Securities sold.........................                  169,180
         Fund shares sold........................                  321,973
         Dividends and interest..................                  230,495
         Futures variation margin................                   38,505
                                                              ------------
          Total Assets...........................              375,130,991
      LIABILITIES
        Payable for:
         Fund shares redeemed.................... $ 1,875,198
         Securities purchased....................     400,473
         Return of collateral for securities
          loaned.................................  48,331,434
        Accrued expenses:
         Management fees.........................      67,005
         Service and distribution fees...........      20,738
         Other expenses..........................      56,798
                                                  -----------
          Total Liabilities......................               50,751,646
                                                              ------------
      NET ASSETS.................................             $324,379,345
                                                              ============
        Net assets consist of:
         Capital paid in.........................             $247,513,664
         Undistributed net investment income.....                2,193,353
         Accumulated net realized gains
          (losses)...............................               14,675,058
         Unrealized appreciation (depreciation)
          on investments and futures contracts...               59,997,270
                                                              ------------
      NET ASSETS.................................             $324,379,345
                                                              ============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per
       share ( $197,642,486 divided by
       14,418,123 shares outstanding)............             $      13.71
                                                              ============
      CLASS B
      Net asset value and redemption price per
       share ( $64,206,869 divided by
       4,716,776 shares outstanding).............             $      13.61
                                                              ============
      CLASS E
      Net asset value and redemption price per
       share ( $62,529,990 divided by
       4,581,300 shares outstanding).............             $      13.65
                                                              ============
      Identified cost of investments.............             $266,502,759
                                                              ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

     INVESTMENT INCOME
       Dividends...............................             $ 3,384,240
       Interest................................                 131,534(a)
                                                            -----------
                                                              3,515,774
     EXPENSES
       Management fees......................... $   726,464
       Service and distribution fees--Class B..     109,521
       Service and distribution fees--Class E..      89,685
       Directors' fees and expenses............      23,099
       Custodian...............................     144,071
       Audit and tax services..................      21,371
       Legal...................................       7,506
       Printing................................      85,985
       Insurance...............................       5,681
       Miscellaneous...........................      13,981
                                                -----------
       Total expenses..........................               1,227,364
                                                            -----------
     NET INVESTMENT INCOME.....................               2,288,410
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  14,661,808
       Futures contracts--net..................   1,129,025  15,790,833
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  25,315,306
       Futures contracts--net..................     465,411  25,780,717
                                                ----------- -----------
     Net gain (loss)...........................              41,571,550
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $43,859,960
                                                            ===========

(a)Includes income on securities loaned of $42,183.

                See accompanying notes to financial statements.

                                    MSF-224

METROPOLITAN SERIES FUND

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  2,288,410  $  1,483,485
  Net realized gain (loss)..........................................   15,790,833     2,359,796
  Unrealized appreciation (depreciation)............................   25,780,717    55,266,625
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   43,859,960    59,109,906
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (989,606)     (702,884)
    Class B.........................................................     (130,991)      (61,293)
    Class E.........................................................     (313,780)      (86,220)
                                                                     ------------  ------------
                                                                       (1,434,377)     (850,397)
                                                                     ------------  ------------
   Net realized gain
    Class A.........................................................     (511,297)            0
    Class B.........................................................      (96,684)            0
    Class E.........................................................     (180,133)            0
                                                                     ------------  ------------
                                                                         (788,114)            0
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (2,222,491)     (850,397)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   20,791,779    63,756,599
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   62,429,248   122,016,108

NET ASSETS
  Beginning of the period...........................................  261,950,097   139,933,989
                                                                     ------------  ------------
  End of the period................................................. $324,379,345  $261,950,097
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  2,193,353  $  1,479,156
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2004         DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  3,491,412  $ 43,113,882   3,467,830  $ 35,223,529
  Reinvestments...............................................    119,785     1,500,903      80,884       702,884
  Redemptions................................................. (4,335,834)  (53,753,666) (1,634,648)  (16,260,978)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................   (724,637) $ (9,138,881)  1,914,066  $ 19,665,435
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  2,731,640  $ 33,587,197   1,612,471  $ 16,345,196
  Reinvestments...............................................     18,258       227,675       7,078        61,293
  Redemptions.................................................   (725,630)   (8,946,441)   (376,115)   (3,685,855)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  2,024,268  $ 24,868,431   1,243,434  $ 12,720,634
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  2,785,948  $ 34,217,907   3,523,272  $ 35,747,103
  Reinvestments...............................................     39,545       493,913       9,945        86,220
  Redemptions................................................. (2,448,856)  (29,649,591)   (436,042)   (4,462,793)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    376,637  $  5,062,229   3,097,175  $ 31,370,530
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  1,676,268  $ 20,791,779   6,254,675  $ 63,756,599
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-225

METROPOLITAN SERIES FUND

 METLIFE MID CAP STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS









NET ASSET VALUE, BEGINNING OF PERIOD...........................................................

INCOME FROM INVESTMENT OPERATIONS
  Net investment income........................................................................
  Net realized and unrealized gain (loss) on investments.......................................

  Total from investment operations.............................................................

LESS DISTRIBUTIONS
  Distributions from net investment income.....................................................
  Distributions from net realized capital gains................................................

  Total distributions..........................................................................

NET ASSET VALUE, END OF PERIOD.................................................................

TOTAL RETURN (%)...............................................................................
Ratio of operating expenses to average net assets (%)..........................................
Ratio of net investment income to average net assets (%).......................................
Portfolio turnover rate (%)....................................................................
Net assets, end of period (000)................................................................
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%).........................................................

                                                                                                    CLASS A
                                                                            --------------------------------------

                                                                                   YEAR ENDED DECEMBER 31,
                                                                            -------------------------------------
                                                                              2004      2003      2002      2001
                                                                            --------  --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD....................................... $  11.90  $   8.87  $  10.46  $ 10.64
                                                                            --------  --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income....................................................     0.11      0.08      0.05     0.06
  Net realized and unrealized gain (loss) on investments...................     1.79      3.00     (1.60)   (0.19)
                                                                            --------  --------  --------  -------
  Total from investment operations.........................................     1.90      3.08     (1.55)   (0.13)
                                                                            --------  --------  --------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income.................................    (0.06)    (0.05)    (0.04)   (0.02)
  Distributions from net realized capital gains............................    (0.03)     0.00      0.00    (0.03)
                                                                            --------  --------  --------  -------
  Total distributions......................................................    (0.09)    (0.05)    (0.04)   (0.05)
                                                                            --------  --------  --------  -------
NET ASSET VALUE, END OF PERIOD............................................. $  13.71  $  11.90  $   8.87  $ 10.46
                                                                            ========  ========  ========  =======
TOTAL RETURN (%)...........................................................     16.0      35.0     (14.9)    (1.2)
Ratio of operating expenses to average net assets (%)......................     0.35      0.40      0.43     0.45
Ratio of net investment income to average net assets (%)...................     0.85      0.85      0.70     0.71
Portfolio turnover rate (%)................................................       42        22        46       45
Net assets, end of period (000)............................................ $197,642  $180,211  $117,340  $97,505
The ratios of operating expenses to average net assets without giving effect to the contractual
 expense agreement would have been (%)....................................       --        --        --     0.52

                                                                                                --------------
                                                                                                JULY 5, 2000 (A)
                                                                                                    THROUGH
                                                                                                  DECEMBER 31,
                                                                                                      2000
                                                                                                ----------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................................................     $ 10.00
                                                                                                    -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income........................................................................        0.03
  Net realized and unrealized gain (loss) on investments.......................................        0.66
                                                                                                    -------
  Total from investment operations.............................................................        0.69
                                                                                                    -------
LESS DISTRIBUTIONS
  Distributions from net investment income.....................................................       (0.03)
  Distributions from net realized capital gains................................................       (0.02)
                                                                                                    -------
  Total distributions..........................................................................       (0.05)
                                                                                                    -------
NET ASSET VALUE, END OF PERIOD.................................................................     $ 10.64
                                                                                                    =======
TOTAL RETURN (%)...............................................................................        6.8 (b)
Ratio of operating expenses to average net assets (%)..........................................       0.45 (c)
Ratio of net investment income to average net assets (%).......................................       0.92 (c)
Portfolio turnover rate (%)....................................................................        124 (c)
Net assets, end of period (000)................................................................     $61,934
The ratios of operating expenses to average net assets without giving effect to the contractual
 expense agreement would have been (%).........................................................       0.83 (c)

                                                                    CLASS B                                    CLASS E
                                                 ------------------------------------------    -------------------------
                                                                            JANUARY 2, 2001(A)
                                                  YEAR ENDED DECEMBER 31,        THROUGH        YEAR ENDED DECEMBER 31,
                                                 -------------------------     DECEMBER 31,    ------------------------
                                                   2004     2003     2002          2001          2004     2003    2002
                                                 -------  -------  -------  ------------------ -------  -------  ------
NET ASSET VALUE, BEGINNING OF PERIOD............ $ 11.83  $  8.83  $ 10.43        $10.54       $ 11.86  $  8.85  $10.45
                                                 -------  -------  -------        ------       -------  -------  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................    0.06     0.05     0.03          0.04          0.08     0.06    0.05
  Net realized and unrealized gain (loss) on
   investments..................................    1.79     2.99    (1.60)        (0.10)         1.79     3.00   (1.61)
                                                 -------  -------  -------        ------       -------  -------  ------
  Total from investment operations..............    1.85     3.04    (1.57)        (0.06)         1.87     3.06   (1.56)
                                                 -------  -------  -------        ------       -------  -------  ------
LESS DISTRIBUTIONS
  Distributions from net investment income......   (0.04)   (0.04)   (0.03)        (0.02)        (0.05)   (0.05)  (0.04)
  Distributions from net realized capital gains.   (0.03)    0.00     0.00         (0.03)        (0.03)    0.00    0.00
                                                 -------  -------  -------        ------       -------  -------  ------
  Total distributions...........................   (0.07)   (0.04)   (0.03)        (0.05)        (0.08)   (0.05)  (0.04)
                                                 -------  -------  -------        ------       -------  -------  ------
NET ASSET VALUE, END OF PERIOD.................. $ 13.61  $ 11.83  $  8.83        $10.43       $ 13.65  $ 11.86  $ 8.85
                                                 =======  =======  =======        ======       =======  =======  ======
TOTAL RETURN (%)................................    15.7     34.5    (15.1)         3.1 (b)       15.9     34.8   (15.0)
Ratio of operating expenses to average net
 assets (%).....................................    0.60     0.65     0.68         0.70 (c)       0.50     0.55    0.58
Ratio of net investment income to average net
 assets (%).....................................    0.61     0.61     0.46         0.48 (c)       0.71     0.71    0.62
Portfolio turnover rate (%).....................      42       22       46            45            42       22      46
Net assets, end of period (000)................. $64,207  $31,858  $12,790        $5,895       $62,530  $49,881  $9,804
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)..........      --       --       --         0.77 (c)         --       --      --

                                                 -----------
                                                 MAY 1, 2001(A)
                                                    THROUGH
                                                  DECEMBER 31,
                                                      2001
                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD............     $10.54
                                                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................       0.00
  Net realized and unrealized gain (loss) on
   investments..................................      (0.09)
                                                     ------
  Total from investment operations..............      (0.09)
                                                     ------
LESS DISTRIBUTIONS
  Distributions from net investment income......       0.00
  Distributions from net realized capital gains.       0.00
                                                     ------
  Total distributions...........................       0.00
                                                     ------
NET ASSET VALUE, END OF PERIOD..................     $10.45
                                                     ======
TOTAL RETURN (%)................................       (0.9)(b)
Ratio of operating expenses to average net
 assets (%).....................................       0.60 (c)
Ratio of net investment income to average net
 assets (%).....................................       0.00 (c)
Portfolio turnover rate (%).....................         45
Net assets, end of period (000).................     $  0.1
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)..........       0.67 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-226

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--97.2% OF TOTAL NET ASSETS


                                                              VALUE
        SHARES                                               (NOTE 1)
       -----------------------------------------------------------------

                 AUTO COMPONENTS--7.3%
         230,700 BorgWarner, Inc.......................... $  12,497,019
         174,400 Johnson Controls, Inc....................    11,063,936
         207,100 Lear Corp................................    12,635,171
                                                           -------------
                                                              36,196,126
                                                           -------------

                 BEVERAGES--1.7%
         176,000 Constellation Brands, Inc. (Class A) (b).     8,185,760
                                                           -------------

                 CAPITAL MARKETS--3.8%
         112,900 The Bear Stearns Cos., Inc...............    11,550,799
         305,600 Waddell & Reed Financial, Inc. (Class A).     7,300,784
                                                           -------------
                                                              18,851,583
                                                           -------------

                 COMMERCIAL BANKS--6.7%
         138,900 Commerce Bancorp, Inc....................     8,945,160
         282,000 First Horizon National Corp..............    12,157,020
         410,940 North Fork Bancorp., Inc.................    11,855,619
                                                           -------------
                                                              32,957,799
                                                           -------------

                 COMMERCIAL SERVICES & SUPPLIES--2.2%
         228,100 Manpower, Inc............................    11,017,230
                                                           -------------

                 COMPUTERS & PERIPHERALS--2.6%
       1,182,600 Western Digital Corp. (b)................    12,819,384
                                                           -------------

                 DIVERSIFIED FINANCIAL SERVICES--2.3%
         251,300 CIT Group, Inc...........................    11,514,566
                                                           -------------

                 FOOD PRODUCTS--2.2%
         208,800 Del Monte Foods Co. (b)..................     2,300,976
         294,800 Fresh Del Monte Produce, Inc.............     8,729,028
                                                           -------------
                                                              11,030,004
                                                           -------------

                 HEALTH CARE PROVIDERS & SERVICES--11.5%
         247,700 Coventry Health Care, Inc. (b)...........    13,147,916
         354,600 Omnicare, Inc............................    12,276,252
         325,800 Triad Hospitals, Inc. (b)................    12,123,018
         125,400 Universal Health Services, Inc. (Class B)     5,580,300
          92,400 WellChoice, Inc. (b).....................     4,934,160
          75,000 WellPoint, Inc. (b)......................     8,625,000
                                                           -------------
                                                              56,686,646
                                                           -------------

                 HOTELS, RESTAURANTS & LEISURE--3.2%
         243,300 Darden Restaurants, Inc..................     6,749,142
         339,800 Ruby Tuesday, Inc........................     8,861,984
                                                           -------------
                                                              15,611,126
                                                           -------------

                 HOUSEHOLD DURABLES--5.6%
          89,900 Mohawk Industries, Inc. (b)..............     8,203,375
          72,400 The Black & Decker Corp..................     6,395,092
         186,300 Whirlpool Corp...........................    12,893,823
                                                           -------------
                                                              27,492,290
                                                           -------------

                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                 INSURANCE--8.8%
         140,000 Ambac Financial Group, Inc............. $  11,498,200
         164,400 Arch Capital Group, Ltd. (b)...........     6,362,280
         105,400 Endurance Specialty Holdings, Ltd......     3,604,680
          22,700 Jefferson-Pilot Corp...................     1,179,492
         156,200 PartnerRe, Ltd.........................     9,675,028
         216,400 RenaissanceRe Holdings, Ltd............    11,270,112
                                                         -------------
                                                            43,589,792
                                                         -------------

                 MACHINERY--4.5%
          29,700 Briggs & Stratton Corp.................     1,234,926
         111,800 Ingersoll-Rand Co., Ltd. (Class A).....     8,977,540
         300,100 SPX Corp...............................    12,022,006
                                                         -------------
                                                            22,234,472
                                                         -------------

                 MULTILINE RETAIL--0.7%
         128,200 Dollar Tree Stores, Inc. (b)...........     3,676,776
                                                         -------------

                 OIL & GAS--5.8%
         210,400 Pioneer Natural Resources Co...........     7,385,040
         105,300 Sunoco, Inc............................     8,604,063
         359,706 XTO Energy, Inc........................    12,726,398
                                                         -------------
                                                            28,715,501
                                                         -------------

                 PERSONAL PRODUCTS--1.8%
         371,200 NBTY, Inc. (b).........................     8,912,512
                                                         -------------

                 SOFTWARE--1.9%
         304,100 Computer Associates International, Inc.     9,445,346
                                                         -------------

                 SPECIALTY RETAIL--9.9%
         230,800 Advance Auto Parts, Inc. (b)...........    10,081,344
         173,500 AutoNation, Inc. (b)...................     3,332,935
         134,400 AutoZone, Inc. (b).....................    12,272,064
         438,300 Foot Locker, Inc.......................    11,803,419
         587,300 Pier 1 Imports, Inc....................    11,569,810
                                                         -------------
                                                            49,059,572
                                                         -------------

                 TEXTILES, APPAREL & LUXURY GOODS--6.3%
         209,100 Liz Claiborne, Inc.....................     8,826,111
         274,500 Reebok International, Ltd..............    12,078,000
         180,100 VF Corp................................     9,973,938
                                                         -------------
                                                            30,878,049
                                                         -------------

                 THRIFTS & MORTGAGE FINANCE--8.4%
         183,200 Astoria Financial Corp.................     7,322,504
         319,400 IndyMac Bancorp, Inc...................    11,003,330
         225,200 Radian Group, Inc......................    11,989,648
         261,900 The PMI Group, Inc.....................    10,934,325
                                                         -------------
                                                            41,249,807
                                                         -------------
                 Total Common Stocks
                  (Identified Cost $403,212,176)........   480,124,341
                                                         -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-227

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

SHORT TERM INVESTMENTS--3.4%


       FACE                                                       VALUE
      AMOUNT                                                     (NOTE 1)
    ------------------------------------------------------------------------

                REPURCHASE AGREEMENT--3.4%
    $16,662,000 State Street Corp. Repurchase Agreement dated
                 12/31/04 at 0.600% to be repurchased at
                 $16,662,833 on 01/03/05, collateralized
                 by $6,880,000 U.S. Treasury Note 2.750%
                 due 06/30/06 with a value of $6,862,800
                 and by $10,330,000 U.S. Treasury Note
                 2.750% due 06/30/06 with a value of
                 $10,304,175................................. $  16,662,000
                                                              -------------
                Total Short Term Investments
                 (Identified Cost $16,662,000)...............    16,662,000
                                                              -------------
                Total Investments--100.6%
                 (Identified Cost $419,874,176) (a)..........   496,786,341
                Other assets less liabilities................    (3,016,216)
                                                              -------------
                TOTAL NET ASSETS--100%....................... $ 493,770,125
                                                              =============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-228

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

      ASSETS
        Investments at value.....................            $496,786,341
        Cash.....................................                     506
        Receivable for:
         Fund shares sold........................                 175,222
         Dividends and interest..................                 259,702
                                                             ------------
          Total Assets...........................             497,221,771
      LIABILITIES
        Payable for:
         Fund shares redeemed.................... $1,993,676
         Securities purchased....................  1,099,613
        Accrued expenses :
         Management fees.........................    270,975
         Service and distribution fees...........     27,245
         Other expenses..........................     60,137
                                                  ----------
          Total Liabilities......................               3,451,646
                                                             ------------
      NET ASSETS.................................            $493,770,125
                                                             ============
        Net assets consist of:
         Capital paid in.........................            $366,312,078
         Undistributed net investment income.....               1,346,462
         Accumulated net realized gains
          (losses)...............................              49,199,420
         Unrealized appreciation (depreciation)
          on investments.........................              76,912,165
                                                             ------------
      NET ASSETS.................................            $493,770,125
                                                             ============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per
       share ($327,781,941 divided by
       15,855,486 shares outstanding)............            $      20.67
                                                             ============
      CLASS B
      Net asset value and redemption price per
       share ($93,336,011 divided by
       4,551,780 shares outstanding).............            $      20.51
                                                             ============
      CLASS E
      Net asset value and redemption price per
       share ($72,652,173 divided by
       3,525,385 shares outstanding).............            $      20.61
                                                             ============
      Identified cost of investments.............            $419,874,176
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

    INVESTMENT INCOME
      Dividends...............................              $ 4,102,028 (a)
      Interest................................                   41,777 (b)
                                                            -----------
                                                              4,143,805
    EXPENSES
      Management fees......................... $ 2,424,514
      Service and distribution fees--Class B..     120,693
      Service and distribution fees--Class E..      73,928
      Directors' fees and expenses............      23,099
      Custodian...............................     119,990
      Audit and tax services..................      21,371
      Legal...................................       8,608
      Printing................................      98,339
      Insurance...............................       6,690
      Miscellaneous...........................       3,895
                                               -----------
      Total expenses before reductions........   2,901,127
      Expense reductions......................    (104,672)   2,796,455
                                               -----------  -----------
    NET INVESTMENT INCOME.....................                1,347,350
                                                            -----------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  49,698,000
      Foreign currency transactions--net......          79   49,698,079
                                               -----------
    Unrealized appreciation (depreciation) on:
      Investments--net........................               30,006,292
                                                            -----------
    Net gain (loss)...........................               79,704,371
                                                            -----------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................              $81,051,721
                                                            ===========

(a)Net of foreign taxes of $6,564.
(b)Income on securities loaned of $7,129.

                See accompanying notes to financial statements.

                                    MSF-229

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,347,350  $    789,185
  Net realized gain (loss)..........................................   49,698,079    13,284,320
  Unrealized appreciation (depreciation)............................   30,006,292    54,171,595
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   81,051,721    68,245,100
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (645,888)     (614,047)
    Class B.........................................................      (46,144)      (35,592)
    Class E.........................................................      (95,556)      (32,773)
                                                                     ------------  ------------
                                                                         (787,588)     (682,412)
                                                                     ------------  ------------
   Net realized gain
    Class A.........................................................   (7,010,577)            0
    Class B.........................................................   (1,045,262)            0
    Class E.........................................................   (1,276,527)            0
                                                                     ------------  ------------
                                                                       (9,332,366)            0
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................  (10,119,954)     (682,412)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  145,214,752    37,096,481
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  216,146,519   104,659,169

NET ASSETS
  Beginning of the period...........................................  277,623,606   172,964,437
                                                                     ------------  ------------
  End of the period................................................. $493,770,125  $277,623,606
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  1,346,462  $    786,622
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2004         DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  4,162,851  $ 76,472,061   2,181,685  $ 31,715,262
  Reinvestments...............................................    425,833     7,656,465      48,161       614,047
  Redemptions................................................. (1,532,792)  (27,792,597) (1,669,329)  (23,088,594)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  3,055,892  $ 56,335,929     560,517  $  9,240,715
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  3,390,016  $ 62,220,857   1,054,715  $ 15,298,457
  Reinvestments...............................................     61,075     1,091,406       2,807        35,592
  Redemptions.................................................   (476,349)   (8,747,209)   (356,501)   (4,965,767)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  2,974,742  $ 54,565,054     701,021  $ 10,368,282
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  2,299,766  $ 41,790,767   1,351,049  $ 19,758,404
  Reinvestments...............................................     76,481     1,372,083       2,572        32,773
  Redemptions.................................................   (491,267)   (8,849,081)   (163,187)   (2,303,693)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,884,980  $ 34,313,769   1,190,434  $ 17,487,484
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  7,915,614  $145,214,752   2,451,972  $ 37,096,481
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-230

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS


                                                                                                       CLASS A
                                                                                  ---------------------------------------
                                                                                               YEAR ENDED DECEMBER 31,
                                                                                  ---------------------------------------
                                                                                    2004      2003      2002      2001
                                                                                  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD............................................. $  17.35  $  12.76  $  14.16  $  14.82
                                                                                  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................................................     0.07      0.06      0.06      0.13
  Net realized and unrealized gain (loss) on investments.........................     3.82      4.58     (1.42)    (0.50)
                                                                                  --------  --------  --------  --------
  Total from investment operations...............................................     3.89      4.64     (1.36)    (0.37)
                                                                                  --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income.......................................    (0.05)    (0.05)    (0.01)    (0.03)
  Distributions from net realized capital gains..................................    (0.52)     0.00     (0.03)    (0.26)
                                                                                  --------  --------  --------  --------
  Total distributions............................................................    (0.57)    (0.05)    (0.04)    (0.29)
                                                                                  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD................................................... $  20.67  $  17.35  $  12.76  $  14.16
                                                                                  ========  ========  ========  ========
TOTAL RETURN (%).................................................................     22.9      36.5      (9.6)     (2.5)
Ratio of operating expenses to average net assets before expense reductions (%)..     0.76      0.80      0.80      0.81
Ratio of operating expenses to average net assets after expense reductions(%) (d)     0.73      0.77      0.77      0.69
Ratio of net investment income to average net assets (%).........................     0.43      0.41      0.43      0.90
Portfolio turnover rate (%)......................................................       55        61        84       212
Net assets, end of period (000).................................................. $327,782  $222,050  $156,117  $160,074

                                                                                  ---------

                                                                                  ---------
                                                                                    2000
                                                                                  --------
NET ASSET VALUE, BEGINNING OF PERIOD............................................. $  11.97
                                                                                  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................................................     0.04
  Net realized and unrealized gain (loss) on investments.........................     3.35
                                                                                  --------
  Total from investment operations...............................................     3.39
                                                                                  --------
LESS DISTRIBUTIONS
  Distributions from net investment income.......................................    (0.04)
  Distributions from net realized capital gains..................................    (0.50)
                                                                                  --------
  Total distributions............................................................    (0.54)
                                                                                  --------
NET ASSET VALUE, END OF PERIOD................................................... $  14.82
                                                                                  ========
TOTAL RETURN (%).................................................................     28.3
Ratio of operating expenses to average net assets before expense reductions (%)..     0.87
Ratio of operating expenses to average net assets after expense reductions(%) (d)     0.76
Ratio of net investment income to average net assets (%).........................     0.58
Portfolio turnover rate (%)......................................................      207
Net assets, end of period (000).................................................. $131,356

                                                                         CLASS B                                   CLASS E
                                                        -------------------------------------      -------------------------
                                                                                   MAY 1, 2001(A)
                                                         YEAR ENDED DECEMBER 31,      THROUGH       YEAR ENDED DECEMBER 31,
                                                        -------------------------   DECEMBER 31,   ------------------------
                                                          2004     2003     2002        2001         2004     2003    2002
                                                        -------  -------  -------  --------------  -------  -------  ------
NET ASSET VALUE, BEGINNING OF PERIOD................... $ 17.23  $ 12.69  $ 14.12      $14.36      $ 17.31  $ 12.74  $14.15
                                                        -------  -------  -------      ------      -------  -------  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................    0.03     0.03     0.01        0.04         0.05     0.05    0.03
  Net realized and unrealized gain (loss) on
   investments.........................................    3.79     4.55    (1.40)      (0.28)        3.81     4.57   (1.40)
                                                        -------  -------  -------      ------      -------  -------  ------
  Total from investment operations.....................    3.82     4.58    (1.39)      (0.24)        3.86     4.62   (1.37)
                                                        -------  -------  -------      ------      -------  -------  ------
LESS DISTRIBUTIONS
  Distributions from net investment income.............   (0.02)   (0.04)   (0.01)       0.00        (0.04)   (0.05)  (0.01)
  Distributions from net realized capital gains........   (0.52)    0.00    (0.03)       0.00        (0.52)    0.00   (0.03)
                                                        -------  -------  -------      ------      -------  -------  ------
  Total distributions..................................   (0.54)   (0.04)   (0.04)       0.00        (0.56)   (0.05)  (0.04)
                                                        -------  -------  -------      ------      -------  -------  ------
NET ASSET VALUE, END OF PERIOD......................... $ 20.51  $ 17.23  $ 12.69      $14.12      $ 20.61  $ 17.31  $12.74
                                                        =======  =======  =======      ======      =======  =======  ======
TOTAL RETURN (%).......................................    22.7     36.2     (9.9)       (1.7) (b)    22.8     36.4    (9.7)
Ratio of operating expenses to average net assets
 before expense reductions (%).........................    1.01     1.05     1.05        1.06 (c)     0.91     0.95    0.95
Ratio of operating expenses to average net assets after
 expense reductions(%) (d).............................    0.98     1.02     1.02        0.97 (c)     0.88     0.92    0.92
Ratio of net investment income to average
 net assets (%)........................................    0.17     0.18     0.17        0.77 (c)     0.28     0.29    0.29
Portfolio turnover rate (%)............................      55       61       84         212           55       61      84
Net assets, end of period (000)........................ $93,336  $27,173  $11,113      $2,410      $72,652  $28,400  $5,735

                                                        -----------
                                                        MAY 1, 2001(A)
                                                           THROUGH
                                                         DECEMBER 31,
                                                             2001
                                                        --------------
NET ASSET VALUE, BEGINNING OF PERIOD...................     $14.37
                                                            ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................       0.00
  Net realized and unrealized gain (loss) on
   investments.........................................      (0.22)
                                                            ------
  Total from investment operations.....................      (0.22)
                                                            ------
LESS DISTRIBUTIONS
  Distributions from net investment income.............       0.00
  Distributions from net realized capital gains........       0.00
                                                            ------
  Total distributions..................................       0.00
                                                            ------
NET ASSET VALUE, END OF PERIOD.........................     $14.15
                                                            ======
TOTAL RETURN (%).......................................       (1.5)(b)
Ratio of operating expenses to average net assets
 before expense reductions (%).........................       0.96 (c)
Ratio of operating expenses to average net assets after
 expense reductions(%) (d).............................       0.87 (c)
Ratio of net investment income to average
 net assets (%)........................................       0.67 (c)
Portfolio turnover rate (%)............................        212
Net assets, end of period (000)........................     $   32

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-231

METROPOLITAN SERIES FUND, INC.

 BLACKROCK AGGRESSIVE GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--97.6% OF TOTAL NET ASSETS


                                                              VALUE
        SHARES                                               (NOTE 1)
        ----------------------------------------------------------------

                AEROSPACE & DEFENSE--1.4%
        204,200 Alliant Techsystems, Inc. (b) (c)........ $   13,350,596
                                                          --------------

                BIOTECHNOLOGY--6.1%
        160,285 Biogen Idec, Inc. (b) (c)................     10,676,584
        323,100 Charles River Laboratories...............
                International, Inc. (b) (c)..............     14,865,831
         83,700 Genzyme Corp. (b)........................      4,860,459
        130,600 Gilead Sciences, Inc. (b) (c)............      4,569,694
        274,200 ICOS Corp. (b) (c).......................      7,754,376
        219,400 OSI Pharmaceuticals, Inc. (b) (c)........     16,422,090
                                                          --------------
                                                              59,149,034
                                                          --------------

                CAPITAL MARKETS--2.6%
        112,400 Lehman Brothers Holdings, Inc............      9,832,752
         29,100 The Chicago Merchantile Exchange (c).....      6,655,170
        141,100 T. Rowe Price Group, Inc. (c)............      8,776,420
                                                          --------------
                                                              25,264,342
                                                          --------------

                COMMERCIAL BANKS--1.7%
         72,100 City National Corp.......................      5,093,865
        216,600 North Fork Bancorp., Inc.................      6,248,910
        175,000 TCF Financial Corp.......................      5,624,500
                                                          --------------
                                                              16,967,275
                                                          --------------

                COMMERCIAL SERVICES & SUPPLIES--5.1%
        163,399 ChoicePoint, Inc. (b) (c)................      7,514,720
        325,800 Hewitt Associates, Inc. (Class A) (b) (c)     10,428,858
        145,200 Manpower, Inc. (c).......................      7,013,160
        211,600 Stericycle, Inc. (b) (c).................      9,723,020
        219,500 The Corporate Executive Board Co.........     14,693,330
                                                          --------------
                                                              49,373,088
                                                          --------------

                COMMUNICATIONS EQUIPMENT--3.0%
        375,500 Juniper Networks, Inc. (b) (c)...........     10,209,845
        321,100 Polycom, Inc. (b)........................      7,488,052
        360,000 Scientific-Atlanta, Inc. (c).............     11,883,600
                                                          --------------
                                                              29,581,497
                                                          --------------

                COMPUTERS & PERIPHERALS--2.4%
        303,900 Avid Technology, Inc. (b) (c)............     18,765,825
         89,300 Diebold, Inc. (c)........................      4,976,689
                                                          --------------
                                                              23,742,514
                                                          --------------

                CONSUMER FINANCE--1.0%
        598,200 Providian Financial Corp. (b) (c)........      9,852,354
                                                          --------------

                CONTAINERS & PACKAGING--2.5%
        417,300 Owens-Illinois, Inc. (b).................      9,451,845
        272,300 Sealed Air Corp. (b) (c).................     14,505,421
                                                          --------------
                                                              23,957,266
                                                          --------------

                DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
        608,500 Amdocs, Ltd. (b).........................     15,973,125
                                                          --------------

                                                                   VALUE
   SHARES                                                         (NOTE 1)
   --------------------------------------------------------------------------

           ELECTRONIC EQUIPMENT & INSTRUMENTS--2.7%
   257,600 Amphenol Corp. (Class A) (b)....................... $    9,464,224
   260,100 CDW Corp. (c)......................................     17,257,635
                                                               --------------
                                                                   26,721,859
                                                               --------------

           ENERGY EQUIPMENT & SERVICES--2.2%
   145,100 BJ Services Co.....................................      6,752,954
   149,300 Noble Corp. (b) (c)................................      7,426,182
   136,500 Weatherford International, Ltd. (b)................      7,002,450
                                                               --------------
                                                                   21,181,586
                                                               --------------

           HEALTH CARE EQUIPMENT & SUPPLIES--6.0%
   119,700 C.R. Bard, Inc. (c)................................      7,658,406
   513,100 Cytyc Corp. (b) (c)................................     14,146,167
    69,600 Guidant Corp.......................................      5,018,160
   151,000 Kinetic Concepts, Inc. (b) (c).....................     11,521,300
   464,800 PerkinElmer, Inc...................................     10,453,352
   109,600 Waters Corp. (b)...................................      5,128,184
    59,700 Zimmer Holdings, Inc. (b)..........................      4,783,164
                                                               --------------
                                                                   58,708,733
                                                               --------------

           HEALTH CARE PROVIDERS & SERVICES--8.0%
   115,700 Aetna, Inc.........................................     14,433,575
   417,100 Caremark Rx, Inc. (b)..............................     16,446,253
   497,700 Community Health Systems, Inc. (b) (c).............     13,875,876
   303,200 Medco Health Solutions, Inc. (b)...................     12,613,120
   191,900 WellChoice, Inc. (b) (c)...........................     10,247,460
    88,400 WellPoint, Inc. (b) (c)............................     10,166,000
                                                               --------------
                                                                   77,782,284
                                                               --------------

           HOTELS, RESTAURANTS & LEISURE--4.8%
    74,100 Four Seasons Hotels, Inc. (c)......................      6,060,639
   283,200 GTECH Holdings Corp. (c)...........................      7,349,040
   144,000 International Game Technology......................      4,950,720
   194,600 Marriott International, Inc. (Class A).............     12,255,908
   277,500 Starwood Hotels & Resorts Worldwide, Inc. (Class B)     16,206,000
                                                               --------------
                                                                   46,822,307
                                                               --------------

           HOUSEHOLD DURABLES--0.6%
    42,700 Harman International Industries, Inc...............      5,422,900
                                                               --------------

           HOUSEHOLD PRODUCTS--2.3%
   165,700 The Clorox Co......................................      9,764,701
   390,600 The Yankee Candle Co., Inc. (b)....................     12,960,108
                                                               --------------
                                                                   22,724,809
                                                               --------------

           IT SERVICES--5.6%
   303,600 Alliance Data Systems Corp. (b) (c)................     14,414,928
   840,700 Ceridian Corp. (b) (c).............................     15,367,996
   308,200 CheckFree Corp. (b) (c)............................     11,736,256
   204,100 DST Systems, Inc. (b)..............................     10,637,692
    88,700 Kanbay International, Inc. (b) (c).................      2,776,310
                                                               --------------
                                                                   54,933,182
                                                               --------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-232

METROPOLITAN SERIES FUND, INC.

 BLACKROCK AGGRESSIVE GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                VALUE
      SHARES                                                   (NOTE 1)
     ---------------------------------------------------------------------

               INTERNET & CATALOG RETAIL--1.7%
       472,000 MSC Industrial Direct Co. (Class A) (c)..... $   16,982,560
                                                            --------------

               INVESTMENT COMPANY--1.6%
        60,895 iShares Russell Midcap Growth Index Fund (c)      5,145,627
       253,100 Nasdaq-100 Index Tracking Stock (c).........     10,101,221
                                                            --------------
                                                                15,246,848
                                                            --------------

               MACHINERY--1.7%
       383,500 Pentair, Inc. (c)...........................     16,705,260
                                                            --------------

               MEDIA--1.6%
       155,600 Getty Images, Inc. (b) (c)..................     10,713,060
       112,100 Lamar Advertising Co. (Class A) (b) (c).....      4,795,638
                                                            --------------
                                                                15,508,698
                                                            --------------

               METALS & MINING--2.2%
       337,000 CONSOL Energy, Inc. (c).....................     13,833,850
       206,200 Massey Energy Co. (c).......................      7,206,690
                                                            --------------
                                                                21,040,540
                                                            --------------

               OIL & GAS--4.2%
       364,800 EOG Resources, Inc..........................     26,032,128
       253,100 Newfield Exploration Co. (b)................     14,945,555
                                                            --------------
                                                                40,977,683
                                                            --------------

               PHARMACEUTICALS--3.7%
       143,600 Allergan, Inc...............................     11,641,652
       155,000 Elan Corp., Plc. (ADR) (b) (c)..............      4,223,750
       303,000 Medicis Pharmaceutical Corp. (Class A) (c)..     10,638,330
       312,200 Shire Pharmaceuticals Group, Plc. (ADR) (c).      9,974,790
                                                            --------------
                                                                36,478,522
                                                            --------------

               SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--4.9%
       546,800 Altera Corp. (b)............................     11,318,760
       541,400 Lam Research Corp. (b) (c)..................     15,651,874
       297,500 Linear Technology Corp......................     11,531,100
       535,600 National Semiconductor Corp. (c)............      9,614,020
                                                            --------------
                                                                48,115,754
                                                            --------------

               SOFTWARE--6.4%
       246,300 Adobe Systems, Inc..........................     15,452,862
       272,100 Intuit, Inc. (b) (c)........................     11,975,121
       214,800 Mercury Interactive Corp. (b)...............      9,784,140
       291,900 NAVTEQ (b) (c)..............................     13,532,484
     1,104,300 Siebel Systems, Inc. (b)....................     11,595,150
                                                            --------------
                                                                62,339,757
                                                            --------------

               SPECIALTY RETAIL--5.1%
       272,000 Chico's FAS, Inc. (b) (c)...................     12,384,160
       317,200 PETsMART, Inc...............................     11,270,116
       404,866 Staples, Inc................................     13,648,033
       359,200 Williams-Sonoma, Inc. (b)...................     12,586,368
                                                            --------------
                                                                49,888,677
                                                            --------------

                                                              VALUE
        SHARES                                               (NOTE 1)
      -------------------------------------------------------------------

                  TEXTILES, APPAREL & LUXURY GOODS--1.2%
          216,000 Coach, Inc. (b) (c).................... $   12,182,400
                                                          --------------

                  WIRELESS TELECOMMUNICATION SERVICES--3.7%
          566,100 American Tower Corp. (Class A) (b).....     10,416,240
          919,800 Nextel Partners, Inc. (Class A) (b) (c)     17,972,892
          166,600 NII Holdings, Inc. (Class B) (b) (c)...      7,905,170
                                                          --------------
                                                              36,294,302
                                                          --------------
                  Total Common Stocks
                   (Identified Cost $765,619,466)........    953,269,752
                                                          --------------

      SHORT TERM INVESTMENTS--2.7%
         FACE
        AMOUNT
      -------------------------------------------------------------------

                  COMMERCIAL PAPER--2.7%
      $ 1,540,000 BP Amoco Capital, Plc. 2.100%, 01/03/05      1,539,820
       22,829,000 UBS Finance, Inc. 2.200%, 01/03/05.....     22,826,210
        1,906,000 UBS Finance, Inc. 2.201%, 01/06/05.....      1,905,418
                                                          --------------
                                                              26,271,448
                                                          --------------
                  Total Short Term Investments
                   (Identified Cost $26,271,448).........     26,271,448
                                                          --------------
                  Total Investments--100.3%
                   (Identified Cost $791,890,914) (a)....    979,541,200
                  Other assets less liabilities..........     (2,747,559)
                                                          --------------
                  TOTAL NET ASSETS--100%................. $  976,793,641
                                                          ==============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-233

METROPOLITAN SERIES FUND, INC.

 BLACKROCK AGGRESSIVE GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO)


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

     ASSETS
       Investments at value..................              $  979,541,200
       Cash..................................                     296,061
       Collateral for securities loaned......                 165,902,495
       Receivable for:
        Fund shares sold.....................                      11,669
        Dividends and interest...............                     359,906
                                                           --------------
         Total Assets........................               1,146,111,331
     LIABILITIES
       Payable for:
        Fund shares redeemed................. $  2,735,284
        Withholding taxes....................          611
        Return of collateral for securities
         loaned..............................  165,902,495
       Accrued expenses:
        Management fees......................      593,950
        Service and distribution fees........        3,033
        Other expenses.......................       82,317
                                              ------------
         Total Liabilities...................                 169,317,690
                                                           --------------
     NET ASSETS..............................              $  976,793,641
                                                           ==============
       Net assets consist of:
        Capital paid in......................              $1,198,152,485
        Accumulated net realized gains
         (losses)............................                (409,009,130)
        Unrealized appreciation
         (depreciation) on investments.......                 187,650,286
                                                           --------------
     NET ASSETS..............................              $  976,793,641
                                                           ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ( $954,736,240 divided by
      47,074,352 shares outstanding).........              $        20.28
                                                           ==============
     CLASS B
     Net asset value and redemption price per
      share ( $4,164,583 divided by
      214,004 shares outstanding)............              $        19.46
                                                           ==============
     CLASS E
     Net asset value and redemption price per
      share ( $17,892,818 divided by
      885,767 shares outstanding)............              $        20.20
                                                           ==============
     Identified cost of investments..........              $  791,890,914
                                                           ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

    INVESTMENT INCOME
      Dividends...............................               $  3,143,284(a)
      Interest................................                    529,794(b)
                                                             ------------
                                                                3,673,078
    EXPENSES
      Management fees......................... $  6,727,459
      Service and distribution fees--Class B..        2,636
      Service and distribution fees--Class E..       23,994
      Directors' fees and expenses............       23,176
      Custodian...............................      191,848
      Audit and tax services..................       21,371
      Legal...................................       22,735
      Printing................................      268,809
      Insurance...............................       21,741
      Miscellaneous...........................        4,567
                                               ------------
      Total expenses before reductions........    7,308,336
      Expense reductions......................     (101,132)    7,207,204
                                               ------------  ------------
    NET INVESTMENT INCOME (LOSS)..............                 (3,534,126)
                                                             ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  130,903,310
      Options--net............................     (353,712)
                                               ------------
                                                              130,549,598
    Unrealized appreciation (depreciation) on:
      Investments--net........................                (13,231,417)
                                                             ------------
    Net gain (loss)...........................                117,318,181
                                                             ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $113,784,055
                                                             ============

(a)Net of foreign taxes of $611.
(b)Includes income on securities loaned of $166,715.

                See accompanying notes to financial statements.

                                    MSF-234

METROPOLITAN SERIES FUND, INC.

 BLACKROCK AGGRESSIVE GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO)

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $ (3,534,126) $ (3,050,552)
  Net realized gain.................................................  130,549,598    52,544,728
  Unrealized appreciation (depreciation)............................  (13,231,417)  224,571,996
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................  113,784,055   274,066,172
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  (75,173,373)  (24,569,460)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   38,610,682   249,496,712

NET ASSETS
  Beginning of the period...........................................  938,182,959   688,686,247
                                                                     ------------  ------------
  End of the period................................................. $976,793,641  $938,182,959
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $          0  $          0
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2004          DECEMBER 31, 2003
                                                               -------------------------  ------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  -------------  ----------  ------------
CLASS A
  Sales.......................................................  1,487,380  $  27,187,174   2,387,353  $ 37,080,298
  Shares issued through acquisition...........................          0              0     364,943     4,734,906
  Redemptions................................................. (6,050,901)  (110,829,555) (5,014,714)  (74,841,364)
                                                               ----------  -------------  ----------  ------------
  Net increase (decrease)..................................... (4,563,521) $ (83,642,381) (2,262,418) $(33,026,160)
                                                               ==========  =============  ==========  ============
CLASS B
  Sales.......................................................    226,300  $   3,970,375           0  $          0
  Redemptions.................................................    (12,296)      (212,475)          0             0
                                                               ----------  -------------  ----------  ------------
  Net increase (decrease).....................................    214,004  $   3,757,900           0  $          0
                                                               ==========  =============  ==========  ============
CLASS E
  Sales.......................................................    582,858  $  10,654,247     610,999  $  9,814,936
  Redemptions.................................................   (327,422)    (5,943,139)    (87,536)   (1,358,236)
                                                               ----------  -------------  ----------  ------------
  Net increase (decrease).....................................    255,436  $   4,711,108     523,463  $  8,456,700
                                                               ==========  =============  ==========  ============
  Increase (decrease) derived from capital share transactions. (4,094,081) $ (75,173,373) (1,738,955) $(24,569,460)
                                                               ==========  =============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-235

METROPOLITAN SERIES FUND, INC.

 BLACKROCK AGGRESSIVE GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO)

FINANCIAL HIGHLIGHTS


                                                                                                          CLASS A
                                                                                   -----------------------------------------
                                                                                                  YEAR ENDED DECEMBER 31,
                                                                                   -----------------------------------------
                                                                                     2004      2003      2002       2001
                                                                                   --------  --------  --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $  17.95  $  12.75  $  17.88  $    31.59
                                                                                   --------  --------  --------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....................................................    (0.07)    (0.06)    (0.03)      (0.02)
  Net realized and unrealized gain (loss) on investments..........................     2.40      5.26     (5.10)      (6.73)
                                                                                   --------  --------  --------  ----------
  Total from investment operations................................................     2.33      5.20     (5.13)      (6.75)
                                                                                   --------  --------  --------  ----------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................     0.00      0.00      0.00       (0.01)
  Distributions from net realized capital gains...................................     0.00      0.00      0.00       (6.95)
                                                                                   --------  --------  --------  ----------
  Total Distributions.............................................................     0.00      0.00      0.00       (6.96)
                                                                                   --------  --------  --------  ----------
NET ASSET VALUE, END OF PERIOD.................................................... $  20.28  $  17.95  $  12.75  $    17.88
                                                                                   ========  ========  ========  ==========
TOTAL RETURN (%)..................................................................     13.0      40.8     (28.7)      (23.8)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.79      0.81      0.79        0.77
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.78      0.79      0.77        0.76
Ratio of net investment income (loss) to average net assets (%)...................    (0.38)    (0.38)    (0.18)      (0.11)
Portfolio turnover rate (%).......................................................       95        98       134         150
Net assets, end of period (000)................................................... $954,736  $926,897  $687,325  $1,069,246

                                                                                   -----------

                                                                                   -----------
                                                                                      2000
                                                                                   ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $    38.45
                                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....................................................      (0.04)
  Net realized and unrealized gain (loss) on investments..........................      (1.98)
                                                                                   ----------
  Total from investment operations................................................      (2.02)
                                                                                   ----------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................       0.00
  Distributions from net realized capital gains...................................      (4.84)
                                                                                   ----------
  Total Distributions.............................................................      (4.84)
                                                                                   ----------
NET ASSET VALUE, END OF PERIOD.................................................... $    31.59
                                                                                   ==========
TOTAL RETURN (%)..................................................................       (7.6)
Ratio of operating expenses to average net assets before expense reductions (%)...       0.73
Ratio of operating expenses to average net assets after expense reductions (%) (d)       0.72
Ratio of net investment income (loss) to average net assets (%)...................      (0.12)
Portfolio turnover rate (%).......................................................        170
Net assets, end of period (000)................................................... $1,501,072

                                                                                        CLASS B                      CLASS E
                                                                                   ----------------- -------------------------
                                                                                   APRIL 26, 2004(A)        YEAR ENDED
                                                                                        THROUGH            DECEMBER 31,
                                                                                     DECEMBER 31,    ------------------------
                                                                                         2004          2004     2003    2002
                                                                                   ----------------- -------  -------  ------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................      $18.12       $ 17.90  $ 12.74  $17.88
                                                                                        ------       -------  -------  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....................................................       (0.03)        (0.09)   (0.04)  (0.01)
  Net realized and unrealized gain (loss) on investments..........................        1.37          2.39     5.20   (5.13)
                                                                                        ------       -------  -------  ------
  Total from investment operations................................................        1.34          2.30     5.16   (5.14)
                                                                                        ------       -------  -------  ------
NET ASSET VALUE, END OF PERIOD....................................................      $19.46       $ 20.20  $ 17.90  $12.74
                                                                                        ======       =======  =======  ======
TOTAL RETURN (%)..................................................................         7.4 (b)      12.8     40.6   (28.8)
Ratio of operating expenses to average net assets before expense reductions (%)...        1.04 (c)      0.94     0.96    0.94
Ratio of operating expenses to average net assets after expense reductions (%) (d)        1.03 (c)      0.93     0.94    0.92
Ratio of net investment income (loss) to average net assets (%)...................       (0.56)(c)     (0.52)   (0.52)  (0.24)
Portfolio turnover rate (%).......................................................          95            95       98     134
Net assets, end of period (000)...................................................      $4,165       $17,893  $11,286  $1,361

                                                                                   -----------
                                                                                   MAY 1, 2001(A)
                                                                                      THROUGH
                                                                                    DECEMBER 31,
                                                                                        2001
                                                                                   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................     $20.66
                                                                                       ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....................................................      (0.02)
  Net realized and unrealized gain (loss) on investments..........................      (2.76)
                                                                                       ------
  Total from investment operations................................................      (2.78)
                                                                                       ------
NET ASSET VALUE, END OF PERIOD....................................................     $17.88
                                                                                       ======
TOTAL RETURN (%)..................................................................      (13.4)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...       0.92 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)       0.91 (c)
Ratio of net investment income (loss) to average net assets (%)...................      (0.12)(c)
Portfolio turnover rate (%).......................................................        150
Net assets, end of period (000)...................................................     $  0.1

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-236

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--97.5% OF TOTAL NET ASSETS


                                                                  VALUE
       SHARES                                                    (NOTE 1)
     ----------------------------------------------------------------------

                AIR FREIGHT & LOGISTICS--1.6%
         28,200 Forward Air Corp. (b)......................... $  1,260,540
                                                               ------------

                AUTOMOBILES--0.7%
         15,300 Winnebago Industries, Inc.....................      597,618
                                                               ------------

                BIOTECHNOLOGY--1.9%
         13,700 Digene Corp. (b)..............................      358,255
         19,800 InterMune, Inc. (b)...........................      262,548
         20,100 Serologicals Corp. (b)........................      444,612
         29,200 Vicuron Pharmaceuticals, Inc. (b).............      508,372
                                                               ------------
                                                                  1,573,787
                                                               ------------

                CAPITAL MARKETS--0.6%
         13,100 National Financial Partners Corp..............      508,280
                                                               ------------

                CHEMICALS--5.0%
         24,800 Cabot Corp....................................      959,264
         20,900 FMC Corp. (b).................................    1,009,470
         18,400 Headwaters, Inc. (b)..........................      524,400
         14,200 Minerals Technologies, Inc....................      947,140
         17,700 Westlake Chemical Corp. (b)...................      591,180
                                                               ------------
                                                                  4,031,454
                                                               ------------

                COMMERCIAL BANKS--3.2%
         15,200 East West Bancorp, Inc........................      637,792
         12,200 First State Bancorp...........................      448,472
         25,500 Greater Bay Bancorp...........................      710,940
          5,800 UCBH Holdings, Inc............................      265,756
         22,000 Umpqua Holdings Corp..........................      554,620
            200 WestAmerica Bancorp...........................       11,662
                                                               ------------
                                                                  2,629,242
                                                               ------------

                COMMERCIAL SERVICES & SUPPLIES--3.8%
         11,800 Advance America Cash Advance Centers, Inc. (b)      270,220
         20,700 CDI Corp......................................      442,566
         27,800 Jackson Hewitt Tax Service, Inc...............      701,950
         18,700 LECG Corp. (b)................................      348,755
         25,700 NCO Group, Inc. (b)...........................      664,345
         75,700 PRG-Shultz International, Inc. (b)............      380,771
          7,850 Waste Connections, Inc. (b)...................      268,863
                                                               ------------
                                                                  3,077,470
                                                               ------------

                COMMUNICATIONS EQUIPMENT--3.0%
         49,200 Adaptec, Inc. (b).............................      373,428
         26,400 Avocent Corp. (b).............................    1,069,728
         10,000 Essex Corp. (b)...............................      202,500
         31,900 ViaSat, Inc. (b)..............................      774,213
                                                               ------------
                                                                  2,419,869
                                                               ------------

                DIVERSIFIED FINANCIAL SERVICES--1.1%
          8,700 Ares Capital Corp.............................      169,041
         18,500 Financial Federal Corp........................      725,200
                                                               ------------
                                                                    894,241
                                                               ------------

                                                                VALUE
     SHARES                                                    (NOTE 1)
     ---------------------------------------------------------------------

            ELECTRICAL EQUIPMENT--1.9%
     13,700 AMETEK, Inc..................................... $     488,679
     10,600 C&D Technologies, Inc...........................       180,624
     47,900 GrafTech International, Ltd. (b)................       453,134
      7,200 Roper Industries, Inc...........................       437,544
                                                             -------------
                                                                 1,559,981
                                                             -------------

            ELECTRONIC EQUIPMENT & INSTRUMENTS--6.7%
     20,200 Coherent, Inc. (b)..............................       614,888
     37,400 Electro Scientific Industries, Inc. (b).........       739,024
     13,500 FLIR Systems, Inc. (b)..........................       861,165
      8,400 LaserCard Corp..................................        88,116
     15,600 Mettler-Toledo International, Inc. (b)..........       800,436
     30,900 National Instruments Corp.......................       842,025
     12,700 Photon Dynamics, Inc. (b).......................       308,356
     18,800 Tektronix, Inc..................................       567,948
     19,550 Trimble Navigation, Ltd. (b)....................       645,932
                                                             -------------
                                                                 5,467,890
                                                             -------------

            ENERGY EQUIPMENT & SERVICES--4.1%
     33,300 Cal Dive International, Inc. (b)................     1,356,975
     26,100 FMC Technologies, Inc. (b)......................       840,420
     31,600 Patterson-UTI Energy, Inc.......................       614,620
     33,500 Superior Energy Services, Inc. (b)..............       516,235
                                                             -------------
                                                                 3,328,250
                                                             -------------

            FOOD & STAPLES RETAILING--0.2%
      5,200 Performance Food Group Co. (b)..................       139,932
                                                             -------------

            HEALTH CARE EQUIPMENT & SUPPLIES--5.3%
     26,700 American Medical Systems Holdings, Inc. (b).....     1,116,327
     21,200 CTI Molecular Imaging, Inc. (b).................       300,828
     31,166 Merit Medical Systems, Inc. (b).................       476,216
     10,000 Molecular Devices Corp. (b).....................       201,000
     29,800 STERIS Corp. (b)................................       706,856
      6,200 Symmetry Medical, Inc. (b)......................       130,510
     21,500 Varian, Inc. (b)................................       881,715
     19,800 Wilson Greatbatch Technologies, Inc. (b)........       443,916
                                                             -------------
                                                                 4,257,368
                                                             -------------

            HEALTH CARE PROVIDERS & SERVICES--8.3%
      8,000 Centene Corp. (b)...............................       226,800
     10,200 IDX Systems Corp. (b)...........................       351,492
     15,900 LabOne, Inc. (b)................................       509,436
     11,800 Maximus, Inc. (b)...............................       367,216
     10,700 Molina Healthcare, Inc. (b).....................       496,266
     23,500 Parexel International Corp. (b).................       477,050
     14,000 Pharmaceutical Product Development, Inc. (b)....       578,060
      5,900 Psychiatric Solutions, Inc. (b).................       215,704
     20,400 RehabCare Group, Inc. (b).......................       570,996
     22,500 Select Medical Corp.............................       396,000
     17,400 Sierra Health Services, Inc. (b)................       958,914
     11,900 Symbion, Inc. (b)...............................       262,752
     15,300 United Surgical Partners International, Inc. (b)       638,010

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-237

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                VALUE
       SHARES                                                  (NOTE 1)
       ------------------------------------------------------------------

              HEALTH CARE PROVIDERS & SERVICES--(CONTINUED)
       36,600 VCA Antech, Inc. (b).......................... $    717,360
                                                             ------------
                                                                6,766,056
                                                             ------------

              HOTELS, RESTAURANTS & LEISURE--4.6%
       16,500 BJ's Restaurants, Inc. (b)....................      231,000
       12,300 Four Seasons Hotels, Inc......................    1,006,017
       50,200 La Quinta Corp. (b)...........................      456,318
       13,800 Panera Bread Co. (b)..........................      556,416
       20,400 Penn National Gaming, Inc. (b)................    1,235,220
        4,500 Red Robin Gourmet Burgers, Inc. (b)...........      240,615
                                                             ------------
                                                                3,725,586
                                                             ------------

              IT SERVICES--2.8%
       65,200 BearingPoint, Inc. (b)........................      523,556
       21,400 Global Payments, Inc..........................    1,252,756
        9,800 Resources Connection, Inc. (b)................      532,238
                                                             ------------
                                                                2,308,550
                                                             ------------

              INSURANCE--1.0%
       12,700 EMC Insurance Group, Inc......................      274,828
       12,400 IPC Holdings, Ltd.............................      539,524
                                                             ------------
                                                                  814,352
                                                             ------------

              INTERNET & CATALOG RETAIL--0.4%
       21,300 The J. Jill Group, Inc. (b)...................      317,157
                                                             ------------

              INTERNET SOFTWARE & SERVICES--1.9%
       16,900 Ask Jeeves, Inc. (b)..........................      452,075
       12,600 F5 Networks, Inc. (b).........................      613,872
       20,500 Opsware, Inc..................................      150,470
        3,200 Rightnow Technologies, Inc....................       51,680
       19,100 ValueClick, Inc. (b)..........................      254,603
                                                             ------------
                                                                1,522,700
                                                             ------------

              MACHINERY--4.1%
        9,500 Briggs & Stratton Corp........................      395,010
        8,100 CUNO, Inc. (b)................................      481,140
       36,800 Flowserve Corp. (b)...........................    1,013,472
        7,900 Oshkosh Truck Corp............................      540,202
       11,500 Reliance Steel & Aluminum Co..................      448,040
       10,800 The Manitowoc Co., Inc........................      406,620
        2,000 Wabash National Corp..........................       53,860
                                                             ------------
                                                                3,338,344
                                                             ------------

              MEDIA--1.5%
       14,600 aQuantive, Inc. (b)...........................      130,524
       21,900 Cumulus Media, Inc. (b).......................      330,252
       47,900 Entravision Communications Corp. (Class A) (b)      399,965
        5,400 Radio One, Inc. (Class D) (b).................       87,048
        8,000 Scholastic Corp. (b)..........................      295,680
                                                             ------------
                                                                1,243,469
                                                             ------------

                                                             VALUE
          SHARES                                            (NOTE 1)
          ------------------------------------------------------------

                 METALS & MINING--0.3%
          10,600 Meridian Gold, Inc. (b)................. $    201,082
                                                          ------------

                 MULTILINE RETAIL--1.4%
          22,500 Fred's, Inc.............................      391,500
          25,200 Tuesday Morning Corp. (b)...............      771,876
                                                          ------------
                                                             1,163,376
                                                          ------------

                 OIL & GAS--1.9%
           6,400 Barrett Bill Corp.......................      204,736
          12,500 Denbury Resources, Inc. (b).............      343,125
          37,100 PetroQuest Energy, Inc. (b).............      183,645
          23,300 Spinnaker Exploration Co. (b)...........      817,131
                                                          ------------
                                                             1,548,637
                                                          ------------

                 PHARMACEUTICALS--5.2%
           6,600 Andrx Corp. (b).........................      144,078
          22,600 Angiotech Pharmaceuticals, Inc. (b).....      416,970
           6,400 Eyetech Pharmaceuticals, Inc. (b).......      291,200
          32,500 Impax Laboratories, Inc. (b)............      516,100
           9,900 Medicis Pharmaceutical Corp. (Class A)..      347,589
          12,300 NPS Pharmaceuticals, Inc. (b)...........      224,844
           7,800 Pharmion Corp. (b)......................      329,238
          24,700 Salix Pharmaceuticals, Ltd..............      434,473
          14,060 Taro Pharmaceutical Industries, Ltd. (b)      478,462
          18,000 The Medicines Co. (b)...................      518,400
          36,800 Trimeris, Inc. (b)......................      521,456
                                                          ------------
                                                             4,222,810
                                                          ------------

                 REAL ESTATE--1.3%
          27,400 Jones Lang LaSalle, Inc. (b)............    1,025,034
           3,500 MeriStar Hospitality Corp. (REIT).......       29,225
                                                          ------------
                                                             1,054,259
                                                          ------------

                 ROAD & RAIL--2.2%
          27,250 Knight Transportation, Inc. (b).........      675,800
          14,500 Landstar System, Inc. (b)...............    1,067,780
                                                          ------------
                                                             1,743,580
                                                          ------------

                 SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--8.1%
          37,900 Actel Corp. (b).........................      664,766
          19,300 Cabot Microelectronics Corp. (b)........      772,965
          42,500 Exar Corp. (b)..........................      603,075
          33,900 Integrated Circuit Systems, Inc. (b)....      709,188
          66,900 Microtune, Inc. (b).....................      408,759
          66,500 Semtech Corp. (b).......................    1,454,355
          13,100 Silicon Laboratories, Inc. (b)..........      462,561
          35,800 Varian Semiconductor Equipment, Inc. (b)    1,319,230
          24,800 ZiLOG, Inc. (b).........................      198,400
                                                          ------------
                                                             6,593,299
                                                          ------------

                 SOFTWARE--8.5%
           8,600 Altiris, Inc. (b).......................      304,698
          32,500 Borland Software Corp. (b)..............      379,600

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-238

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                             VALUE
         SHARES                                             (NOTE 1)
         -------------------------------------------------------------

                SOFTWARE--(CONTINUED)
         22,400 Catapult Communications Corp. (b)........ $    541,184
         66,100 Entrust, Inc. (b)........................      250,519
         29,200 Filenet Corp. (b)........................      752,192
         12,400 Hyperion Solutions Corp. (b).............      578,088
         21,100 Jack Henry & Associates, Inc.............      420,101
         64,700 Lawson Software, Inc. (b)................      444,489
         36,300 Macromedia, Inc. (b).....................    1,129,656
         42,300 NETIQ Corp. (b)..........................      516,483
         36,500 Quest Software, Inc. (b).................      582,175
         19,900 RSA Security, Inc. (b)...................      399,194
          9,200 THQ, Inc. (b)............................      211,048
         30,700 Verity, Inc. (b).........................      402,784
                                                          ------------
                                                             6,912,211
                                                          ------------

                SPECIALTY RETAIL--3.1%
         19,300 Cost Plus, Inc. (b)......................      620,109
         28,300 Hot Topic, Inc. (b)......................      486,477
         10,900 Regis Corp...............................      503,035
         13,800 The Finish Line, Inc. (Class A)..........      252,540
         17,200 Tractor Supply Co. (b)...................      640,012
                                                          ------------
                                                             2,502,173
                                                          ------------

                THRIFTS & MORTGAGE FINANCE--0.5%
          5,700 Federal Agricultural Mortage Corp. (b)...      132,810
          4,000 First Niagara Financial Group, Inc.......       55,800
         10,000 Franklin Bank Corp. (b)..................      182,500
                                                          ------------
                                                               371,110
                                                          ------------

                WIRELESS TELECOMMUNICATION SERVICES--1.3%
         12,400 JAMDAT Mobile, Inc. (b)..................      256,060
         16,200 NII Holdings, Inc. (Class B) (b).........      768,690
                                                          ------------
                                                             1,024,750
                                                          ------------
                Total Common Stocks
                 (Identified Cost $65,281,548)...........   79,119,423
                                                          ------------

        SHORT TERM INVESTMENTS--3.1%
           FACE                                               VALUE
          AMOUNT                                             (NOTE 1)
        ----------------------------------------------------------------

                   DISCOUNT NOTES--3.1%
        $2,485,000 Federal Home Loan Bank 1.250%, 01/03/05 $  2,484,827
                                                           ------------
                   Total Short Term Investments
                    (Identified Cost $2,484,827)..........    2,484,827
                                                           ------------
                   Total Investments--100.6%
                    (Identified Cost $67,766,375) (a).....   81,604,250
                   Other assets less liabilities..........     (503,747)
                                                           ------------
                   TOTAL NET ASSETS--100%................. $ 81,100,503
                                                           ============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-239

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

      ASSETS
        Investments at value........................          $81,604,250
        Cash........................................               26,082
        Receivable for:
         Securities sold............................               44,086
         Fund shares sold...........................               72,745
         Dividends and interest.....................               15,550
                                                              -----------
          Total Assets..............................           81,762,713
      LIABILITIES
        Payable for:
         Fund shares redeemed....................... $105,207
         Securities purchased.......................  439,005
         Withholding taxes..........................      101
        Accrued expenses:
         Management fees............................   60,649
         Service and distribution fees..............    8,971
         Other expenses.............................   48,277
                                                     --------
          Total Liabilities.........................              662,210
                                                              -----------
      NET ASSETS....................................          $81,100,503
                                                              ===========
        Net assets consist of:
         Capital paid in............................          $64,409,375
         Accumulated net realized gains (losses)....            2,853,253
         Unrealized appreciation (depreciation) on
          investments...............................           13,837,875
                                                              -----------
      NET ASSETS....................................          $81,100,503
                                                              ===========
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per share
       ($31,891,836 divided by 3,081,328 shares
       outstanding).................................          $     10.35
                                                              ===========
      CLASS B
      Net asset value and redemption price per share
       ($34,663,950 divided by 3,376,119 shares
       outstanding).................................          $     10.27
                                                              ===========
      CLASS E
      Net asset value and redemption price per share
       ($14,544,717 divided by 1,410,620 shares
       outstanding).................................          $     10.31
                                                              ===========
      Identified cost of investments................          $67,766,375
                                                              ===========

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

       INVESTMENT INCOME
         Dividends...............................           $  195,716(a)
         Interest................................               44,128
                                                            ----------
                                                               239,844
       EXPENSES
         Management fees......................... $621,214
         Service and distribution fees--Class B..   68,586
         Service and distribution fees--Class E..   19,358
         Directors' fees and expenses............   23,201
         Custodian...............................  101,198
         Audit and tax services..................   21,371
         Legal...................................    2,152
         Printing................................   19,565
         Insurance...............................    1,286
         Miscellaneous...........................    3,784
                                                  --------
         Total expenses before reimbursements....  881,715
         Expense reductions......................   (2,232)    879,483
                                                  --------  ----------
         NET INVESTMENT INCOME (LOSS)............             (639,639)
                                                            ----------
       REALIZED AND UNREALIZED GAIN (LOSS)
       Realized gain (loss) on:
         Investments--net........................            4,706,692
       Unrealized appreciation (depreciation) on:
         Investments--net........................            3,812,327
                                                            ----------
       Net gain (loss)...........................            8,519,019
                                                            ----------
       NET INCREASE (DECREASE) IN NET ASSETS
        FROM OPERATIONS..........................           $7,879,380
                                                            ==========

(a)Net of foreign taxes of $1,005.

                See accompanying notes to financial statements.

                                    MSF-240

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED   YEAR ENDED
                                                                     DECEMBER 31, DECEMBER 31,
                                                                         2004         2003
                                                                     ------------ ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $  (639,639) $  (291,384)
  Net realized gain (loss)..........................................   4,706,692    1,081,695
  Unrealized appreciation (depreciation)............................   3,812,327   13,424,712
                                                                     -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   7,879,380   14,215,023
                                                                     -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  15,045,143   20,243,735
                                                                     -----------  -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  22,924,523   34,458,758

NET ASSETS
  Beginning of the period...........................................  58,175,980   23,717,222
                                                                     -----------  -----------
  End of the period................................................. $81,100,503  $58,175,980
                                                                     ===========  ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $         0  $     4,110
                                                                     ===========  ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                     YEAR ENDED               YEAR ENDED
                                                                  DECEMBER 31, 2004        DECEMBER 31, 2003
                                                               ----------------------  ------------------------
                                                                 SHARES        $         SHARES          $
                                                               ---------  -----------  ----------  ------------
CLASS A
  Sales....................................................... 1,284,110  $12,199,181   2,271,550  $ 17,502,914
  Redemptions.................................................  (976,814)  (9,210,643) (1,380,740)  (10,300,248)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease).....................................   307,296  $ 2,988,538     890,810  $  7,202,666
                                                               =========  ===========  ==========  ============
CLASS B
  Sales....................................................... 1,583,408  $14,827,409   1,410,510  $ 10,819,727
  Redemptions.................................................  (631,083)  (5,914,979)   (457,216)   (3,579,402)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease).....................................   952,325  $ 8,912,430     953,294  $  7,240,325
                                                               =========  ===========  ==========  ============
CLASS E
  Sales.......................................................   702,934  $ 6,660,072     926,884  $  7,240,232
  Redemptions.................................................  (374,713)  (3,515,897)   (193,259)   (1,439,488)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease).....................................   328,221  $ 3,144,175     733,625  $  5,800,744
                                                               ---------  -----------  ----------  ------------
  Increase (decrease) derived from capital share transactions. 1,587,842  $15,045,143   2,577,729  $ 20,243,735
                                                               =========  ===========  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-241

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS









NET ASSET VALUE, BEGINNING OF PERIOD...................................................................

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).........................................................................
  Net realized and unrealized gain (loss) on investments...............................................

  Total from investment operations.....................................................................

NET ASSET VALUE, END OF PERIOD.........................................................................

TOTAL RETURN (%).......................................................................................
Ratio of operating expenses to average net assets before expense reductions (%)........................
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................
Ratio of net investment income (loss) to average net assets (%)........................................
Portfolio turnover rate (%)............................................................................
Net assets, end of period (000)........................................................................
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%).........................................................................

                                                                                                                         CLASS A
                                                                                                        --------------------------

                                                                                                         YEAR ENDED DECEMBER 31,
                                                                                                        -------------------------
                                                                                                          2004     2003     2002
                                                                                                        -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $  9.29  $  6.41  $  8.88
                                                                                                        -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).........................................................................   (0.08)   (0.04)   (0.04)
  Net realized and unrealized gain (loss) on investments...............................................    1.14     2.92    (2.43)
                                                                                                        -------  -------  -------
  Total from investment operations.....................................................................    1.06     2.88    (2.47)
                                                                                                        -------  -------  -------
NET ASSET VALUE, END OF PERIOD......................................................................... $ 10.35  $  9.29  $  6.41
                                                                                                        =======  =======  =======
TOTAL RETURN (%).......................................................................................    11.4     44.9    (27.8)
Ratio of operating expenses to average net assets before expense reductions (%)........................    1.15     1.13     1.05
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................    1.15       --       --
Ratio of net investment income (loss) to average net assets (%)........................................   (0.80)   (0.68)   (0.60)
Portfolio turnover rate (%)............................................................................      50       38       33
Net assets, end of period (000)........................................................................ $31,892  $25,762  $12,079
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................    1.15     1.32     1.51

                                                                                                        -----------
                                                                                                        MAY 1, 2001(A)
                                                                                                           THROUGH
                                                                                                         DECEMBER 31,
                                                                                                             2001
                                                                                                        --------------
NET ASSET VALUE, BEGINNING OF PERIOD...................................................................     $10.00
                                                                                                            ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).........................................................................       0.00
  Net realized and unrealized gain (loss) on investments...............................................      (1.12)
                                                                                                            ------
  Total from investment operations.....................................................................      (1.12)
                                                                                                            ------
NET ASSET VALUE, END OF PERIOD.........................................................................     $ 8.88
                                                                                                            ======
TOTAL RETURN (%).......................................................................................      (11.2) (b)
Ratio of operating expenses to average net assets before expense reductions (%)........................       1.05 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................         --
Ratio of net investment income (loss) to average net assets (%)........................................       0.00 (c)
Portfolio turnover rate (%)............................................................................         67 (c)
Net assets, end of period (000)........................................................................     $7,468
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................       2.69 (c)

                                                                         CLASS B                                  CLASS E
                                                         ------------------------------------     -------------------------
                                                                                   MAY 1, 2001(A)
                                                          YEAR ENDED DECEMBER 31,     THROUGH      YEAR ENDED DECEMBER 31,
                                                         ------------------------   DECEMBER 31,  ------------------------
                                                           2004     2003    2002        2001        2004     2003    2002
                                                         -------  -------  ------  -------------- -------  -------  ------
NET ASSET VALUE, BEGINNING OF PERIOD.................... $  9.24  $  6.39  $ 8.88      $10.00     $  9.27  $  6.41  $ 8.88
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..........................   (0.08)   (0.05)  (0.04)      (0.01)      (0.09)   (0.04)  (0.01)
  Net realized and unrealized gain (loss) on
   investments..........................................    1.11     2.90   (2.45)      (1.11)       1.13     2.90   (2.46)
                                                         -------  -------  ------      ------     -------  -------  ------
  Total from investment operations......................    1.03     2.85   (2.49)      (1.12)       1.04     2.86   (2.47)
                                                         -------  -------  ------      ------     -------  -------  ------
NET ASSET VALUE, END OF PERIOD.......................... $ 10.27  $  9.24  $ 6.39      $ 8.88     $ 10.31  $  9.27  $ 6.41
                                                         =======  =======  ======      ======     =======  =======  ======
TOTAL RETURN (%)........................................    11.1     44.6   (28.0)      (11.2)(b)    11.2     44.6   (27.8)
Ratio of operating expenses to average net assets before
 expense reductions (%).................................    1.40     1.38    1.30        1.30 (c)    1.30     1.28    1.20
Ratio of operating expenses to average net assets after
 expense reductions (%) (d).............................    1.40       --      --          --        1.30       --      --
Ratio of net investment income (loss) to average net
 assets (%).............................................   (1.05)   (0.93)  (0.85)      (0.51)(c)   (0.95)   (0.84)  (0.72)
Portfolio turnover rate (%).............................      50       38      33          67 (c)      50       38      33
Net assets, end of period (000)......................... $34,664  $22,385  $9,403      $4,493     $14,545  $10,029  $2,235
The ratios of operating expenses to average net assets
 without giving effect to the contractual expense
 agreement would have been (%)..........................    1.40     1.57    1.76        2.94 (c)    1.30     1.47    1.66

                                                         -----------
                                                         MAY 1, 2001(A)
                                                            THROUGH
                                                          DECEMBER 31,
                                                              2001
                                                         --------------
NET ASSET VALUE, BEGINNING OF PERIOD....................     $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..........................       0.00
  Net realized and unrealized gain (loss) on
   investments..........................................      (1.12)
                                                             ------
  Total from investment operations......................      (1.12)
                                                             ------
NET ASSET VALUE, END OF PERIOD..........................     $ 8.88
                                                             ======
TOTAL RETURN (%)........................................      (11.2)(b)
Ratio of operating expenses to average net assets before
 expense reductions (%).................................       1.20 (c)
Ratio of operating expenses to average net assets after
 expense reductions (%) (d).............................         --
Ratio of net investment income (loss) to average net
 assets (%).............................................      (0.41)(c)
Portfolio turnover rate (%).............................         67 (c)
Net assets, end of period (000).........................     $    6
The ratios of operating expenses to average net assets
 without giving effect to the contractual expense
 agreement would have been (%)..........................       2.84 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-242

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--97.7% OF TOTAL NET ASSETS

                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                 AEROSPACE & DEFENSE--2.6%
          75,325 ARGON ST., Inc. (b).................... $   2,670,271
          76,975 DRS Technologies, Inc. (b) (c).........     3,287,602
          49,762 Moog, Inc. (b).........................     2,256,707
          31,600 The Allied Defense Group, Inc. (b) (c).       703,100
          40,475 United Defense Industries, Inc. (b)....     1,912,444
                                                         -------------
                                                            10,830,124
                                                         -------------

                 AIR FREIGHT & LOGISTICS--0.4%
          48,475 Overnite Corp..........................     1,805,209
                                                         -------------

                 AUTO COMPONENTS--1.4%
          60,975 ArvinMeritor, Inc. (c).................     1,364,011
          66,500 Commercial Vehicle Group, Inc. (b) (c).     1,451,695
          93,850 Cooper Tire & Rubber Co................     2,022,467
          53,075 Dana Corp..............................       919,790
                                                         -------------
                                                             5,757,963
                                                         -------------

                 AUTOMOBILES--0.2%
          33,650 Monaco Coach Corp. (b) (c).............       692,181
                                                         -------------

                 BIOTECHNOLOGY--0.5%
          99,950 Dendreon Corp. (b) (c).................     1,077,461
         114,600 Incyte Corp. (b) (c)...................     1,144,854
                                                         -------------
                                                             2,222,315
                                                         -------------

                 BUILDING PRODUCTS--2.0%
          17,575 Eagle Materials, Inc. (c)..............     1,517,601
          57,550 ElkCorp................................     1,969,361
         105,600 Lennox International, Inc. (c).........     2,148,960
          77,200 Simpson Manufacturing, Inc.............     2,694,280
                                                         -------------
                                                             8,330,202
                                                         -------------

                 CAPITAL MARKETS--1.2%
          57,225 Affiliated Managers Group, Inc. (b) (c)     3,876,422
          33,275 National Financial Partners Corp.......     1,291,070
                                                         -------------
                                                             5,167,492
                                                         -------------

                 CHEMICALS--2.2%
          47,350 Cytec Industries, Inc..................     2,434,737
          40,100 Great Lakes Chemical Corp..............     1,142,449
          27,811 Lyondell Chemical Co...................       804,294
          67,175 Spartech Corp. (c).....................     1,819,771
          21,350 The Scotts Co. (Class A) (b)...........     1,569,652
          95,250 UAP Holdings Corp. (b).................     1,644,967
                                                         -------------
                                                             9,415,870
                                                         -------------

                 COMMERCIAL BANKS--6.5%
          18,275 Alabama National Bancorp...............     1,178,737
          60,212 Bank Mutual Corp.......................       732,780
          25,700 Community Bancorp (b)..................       786,420
          73,465 CVB Financial Corp. (c)................     1,951,230
         119,600 East West Bancorp, Inc.................     5,018,416
          32,250 First Midwest Bancorp, Inc.............     1,170,353

                                                                VALUE
      SHARES                                                   (NOTE 1)
      --------------------------------------------------------------------

              COMMERCIAL BANKS--(CONTINUED)
       24,300 IBERIABANK Corp. (c).......................... $   1,612,548
       71,537 Independent Bank Corp. (c)....................     2,133,949
       66,165 Oriental Financial Group, Inc. (c)............     1,873,131
       17,050 Pennsylvania Commerce Bancorp, Inc. (b) (c)...     1,074,150
       47,525 Signature Bank (b) (c)........................     1,537,909
       38,800 Silicon Valley Bancshares (b).................     1,739,016
       43,612 Texas Regional Bancshares, Inc. (c)...........     1,425,240
       59,875 The South Financial Group, Inc................     1,947,734
       58,225 Wintrust Financial Corp. (c)..................     3,316,496
                                                             -------------
                                                                27,498,109
                                                             -------------

              COMMERCIAL SERVICES & SUPPLIES--6.0%
       70,800 Adesa, Inc....................................     1,502,376
        6,525 Advance America Cash Advance Centers, Inc. (b)       149,423
       20,325 AMERCO (b) (c)................................       934,544
       25,800 Bright Horizons Family Solutions, Inc. (b)....     1,670,808
       61,475 Cogent, Inc. (b)..............................     2,028,675
       49,500 CoStar Group, Inc. (b)........................     2,285,910
       29,603 DiamondCluster International, Inc. (b)........       424,211
       42,928 Hudson Highland Group, Inc. (b)...............     1,236,326
       50,775 Huron Consulting Group, Inc. (b)..............     1,127,205
       29,275 McGrath Rentcorp (c)..........................     1,276,683
       39,025 Nalco Holding Co. (b).........................       761,768
      140,325 Navigant Consulting, Inc. (b) (c).............     3,732,645
       33,150 The Corporate Executive Board Co..............     2,219,061
       44,650 Universal Technical Institute, Inc. (b) (c)...     1,702,058
       24,400 Vertrue, Inc. (b) (c).........................       921,588
       66,224 Waste Connections, Inc. (b)...................     2,268,172
      106,650 WCA Waste Corp. (b)...........................     1,114,492
                                                             -------------
                                                                25,355,945
                                                             -------------

              COMMUNICATIONS EQUIPMENT--2.9%
       45,525 Anaren, Inc. (b)..............................       590,004
      116,225 AudioCodes, Ltd. (b)..........................     1,930,497
       80,100 CommScope, Inc. (b) (c).......................     1,513,890
       36,600 Comtech Telecommunications Corp. (b) (c)......     1,376,526
      166,400 Essex Corp. (b)...............................     3,369,600
       79,675 Foundry Networks, Inc. (b)....................     1,048,523
       79,125 NETGEAR, Inc. (b) (c).........................     1,439,284
      108,150 Powerwave Technologies, Inc. (b)..............       917,112
                                                             -------------
                                                                12,185,436
                                                             -------------

              COMPUTERS & PERIPHERALS--1.4%
      574,800 Brocade Communications Systems, Inc. (b) (c)..     4,391,472
       51,450 Imation Corp..................................     1,637,653
                                                             -------------
                                                                 6,029,125
                                                             -------------

              CONSTRUCTION & ENGINEERING--0.5%
       51,775 Washington Group International, Inc. (b)......     2,135,719
                                                             -------------

              CONSTRUCTION MATERIALS--0.2%
       13,975 Texas Industries, Inc.........................       871,761
                                                             -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-243

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)

                                                                 VALUE
     SHARES                                                     (NOTE 1)
     ----------------------------------------------------------------------

             DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
      27,625 Commonwealth Telephone Enterprises, Inc. (b) (c) $   1,371,858
      60,900 Iowa Telecommunications Services, Inc...........     1,313,613
                                                              -------------
                                                                  2,685,471
                                                              -------------

             ELECTRIC UTILITIES--0.5%
      23,600 ALLETE, Inc.....................................       867,300
      25,725 NorthWestern Corp. (b)..........................       720,300
      21,625 Otter Tail Corp. (c)............................       552,086
                                                              -------------
                                                                  2,139,686
                                                              -------------

             ELECTRICAL EQUIPMENT--1.4%
      77,700 AMETEK, Inc.....................................     2,771,559
     156,075 Artesyn Technologies, Inc. (b) (c)..............     1,763,647
      87,600 General Cable Corp. (b).........................     1,213,260
                                                              -------------
                                                                  5,748,466
                                                              -------------

             ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
      58,725 Aeroflex, Inc. (b)..............................       711,747
      44,600 American Science & Engineering, Inc. (b) (c)....     1,837,966
      25,450 Excel Technology, Inc. (b)......................       661,700
      36,875 Global Imaging Systems, Inc. (b)................     1,456,562
      18,250 Rogers Corp. (b)................................       786,575
     165,925 SpatiaLight, Inc. (b) (c).......................     1,485,029
      19,775 Tech Data Corp. (b).............................       897,785
                                                              -------------
                                                                  7,837,364
                                                              -------------

             ENERGY EQUIPMENT & SERVICES--1.8%
      46,875 Cal Dive International, Inc. (b)................     1,910,156
      36,750 FMC Technologies, Inc. (b)......................     1,183,350
      44,575 Hydril (b)......................................     2,028,608
      96,300 Input/Output, Inc. (b) (c)......................       851,292
      41,575 Unit Corp. (b)..................................     1,588,581
                                                              -------------
                                                                  7,561,987
                                                              -------------

             FOOD & STAPLES RETAILING--0.7%
      47,600 BJ's Wholesale Club, Inc. (b)...................     1,386,588
      34,150 Smart & Final, Inc. (b) (c).....................       491,419
      29,750 United Natural Foods, Inc. (b)..................       925,225
                                                              -------------
                                                                  2,803,232
                                                              -------------

             FOOD PRODUCTS--1.0%
      12,700 J & J Snack Foods Corp..........................       622,681
      57,525 Lance, Inc......................................     1,094,701
      63,725 Ralcorp Holdings, Inc. (b)......................     2,671,989
                                                              -------------
                                                                  4,389,371
                                                              -------------

             GAS UTILITIES--0.9%
      66,125 AGL Resources, Inc..............................     2,197,995
      60,978 Southern Union Co. (b)..........................     1,462,252
                                                              -------------
                                                                  3,660,247
                                                              -------------

             HEALTH CARE EQUIPMENT & SUPPLIES--4.6%
      41,350 Advanced Medical Optics, Inc. (b) (c)...........     1,701,139
      26,950 Analogic Corp. (c)..............................     1,207,091

                                                                 VALUE
     SHARES                                                     (NOTE 1)
     ----------------------------------------------------------------------

             HEALTH CARE EQUIPMENT & SUPPLIES--(CONTINUED)
      70,500 Aspect Medical Systems, Inc. (b) (c)............ $   1,724,430
      35,100 Given Imaging, Ltd. (b) (c).....................     1,260,441
     141,425 HealthTronics, Inc. (b).........................     1,503,348
      46,525 Intuitive Surgical, Inc. (b)....................     1,861,930
      72,750 Palomar Medical Technologies, Inc. (b) (c)......     1,896,592
      46,800 Sybron Dental Specialties, Inc. (b).............     1,655,784
      78,925 Symmetry Medical, Inc. (b)......................     1,661,371
      43,000 Varian, Inc. (b)................................     1,763,430
      47,225 Ventana Medical Systems, Inc. (b) (c)...........     3,021,928
                                                              -------------
                                                                 19,257,484
                                                              -------------

             HEALTH CARE PROVIDERS & SERVICES--3.7%
      74,750 American Healthways, Inc. (b)...................     2,469,740
      70,650 Centene Corp. (b)...............................     2,002,927
      27,100 Kindred Healthcare, Inc. (b) (c)................       811,645
      38,175 LifePoint Hospitals, Inc. (b)...................     1,329,254
      72,200 Matria Healthcare, Inc. (b) (c).................     2,820,854
      91,750 Psychiatric Solutions, Inc. (b).................     3,354,380
      62,850 United Surgical Partners International, Inc. (b)     2,620,845
                                                              -------------
                                                                 15,409,645
                                                              -------------

             HOTELS, RESTAURANTS & LEISURE--4.5%
      73,400 Aztar Corp. (b).................................     2,563,128
      49,875 CBRL Group, Inc.................................     2,087,269
      63,604 Dover Downs Gaming & Entertainment, Inc.........       833,212
      54,500 Fairmont Hotels & Resorts, Inc. (c).............     1,887,880
      88,625 Isle of Capri Casinos, Inc. (b) (c).............     2,273,231
      64,425 Multimedia Games, Inc. (b) (c)..................     1,015,338
      96,975 Pinnacle Entertainment, Inc. (b)................     1,918,166
     149,100 Six Flags, Inc. (b) (c).........................       800,667
      91,150 Sonic Corp. (b).................................     2,780,075
      93,775 Sunterra Corp. (b) (c)..........................     1,316,601
      81,900 The Steak N Shake Co. (b) (c)...................     1,644,552
                                                              -------------
                                                                 19,120,119
                                                              -------------

             HOUSEHOLD DURABLES--1.6%
      42,543 Levitt Corp. (Class A) (b)......................     1,300,540
      15,400 Meritage Homes Corp. (b)........................     1,735,580
     129,950 Tempur-Pedic International, Inc. (b)............     2,754,940
      44,650 Tupperware Corp.................................       925,148
                                                              -------------
                                                                  6,716,208
                                                              -------------

             IT SERVICES--1.8%
      94,575 Aspect Communications Corp. (b).................     1,053,566
     139,300 MPS Group, Inc. (b).............................     1,707,818
     139,050 Niku Corp. (b) (c)..............................     2,803,248
      98,300 Perot Systems Corp. (Class A) (b)...............     1,575,749
      39,725 The BISYS Group, Inc. (b).......................       653,476
                                                              -------------
                                                                  7,793,857
                                                              -------------

             INSURANCE--3.3%
      25,625 AmerUs Group Co. (c)............................     1,160,812
      46,087 Delphi Financial Group, Inc.....................     2,126,915
      55,750 Endurance Specialty Holdings, Ltd...............     1,906,650

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-244

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)

                                                              VALUE
       SHARES                                                (NOTE 1)
       -----------------------------------------------------------------

               INSURANCE--(CONTINUED)
       114,375 KMG America Corp. (b)...................... $   1,258,125
        81,475 Ohio Casualty Corp. (b)....................     1,891,035
        28,300 Platinum Underwriters Holdings, Ltd........       880,130
        41,925 ProAssurance Corp. (b).....................     1,639,687
        34,575 Protective Life Corp.......................     1,476,007
        40,775 RLI Corp. (c)..............................     1,695,017
                                                           -------------
                                                              14,034,378
                                                           -------------

               INTERNET & CATALOG RETAIL--0.6%
        48,225 Blue Nile, Inc. (b) (c)....................     1,331,975
        36,050 Provide Commerce (b) (c)...................     1,339,257
                                                           -------------
                                                               2,671,232
                                                           -------------

               INTERNET SOFTWARE & SERVICES--3.6%
        32,150 Ctrip.com International, Ltd. (ADR) (b) (c)     1,479,543
       232,000 Digitas, Inc. (b)..........................     2,215,600
        57,725 F5 Networks, Inc. (b)......................     2,812,362
        81,200 GSI Commerce, Inc. (b).....................     1,443,736
       136,450 Jupitermedia Corp. (b) (c).................     3,244,781
        32,625 Netease.com, Inc. (ADR) (b) (c)............     1,723,579
       309,200 Sapient Corp. (b) (c)......................     2,445,772
                                                           -------------
                                                              15,365,373
                                                           -------------

               MACHINERY--7.0%
       129,350 Actuant Corp. (b)..........................     6,745,602
        41,825 Albany International Corp. (Class A).......     1,470,567
        60,925 Barnes Group, Inc..........................     1,615,122
        71,125 Bucyrus International, Inc.................     2,890,520
        50,050 CLARCOR, Inc...............................     2,741,238
        18,200 ESCO Technologies, Inc. (b)................     1,395,030
        58,075 Federal Signal Corp. (c)...................     1,025,605
        35,625 Harsco Corp................................     1,985,738
        57,862 IDEX Corp..................................     2,343,411
        67,250 Joy Global, Inc............................     2,920,667
        20,300 Oshkosh Truck Corp.........................     1,388,114
        50,850 Reliance Steel & Aluminum Co...............     1,981,116
        39,000 Robbins & Myers, Inc. (c)..................       929,370
                                                           -------------
                                                              29,432,100
                                                           -------------

               MEDIA--3.6%
        49,575 ADVO, Inc..................................     1,767,349
        58,100 Catalina Marketing Corp. (c)...............     1,721,503
        73,525 Harte-Hanks, Inc...........................     1,910,179
        52,000 John Wiley & Sons, Inc.....................     1,811,680
        83,675 Journal Communications, Inc................     1,512,007
        66,600 R. H. Donnelley Corp. (b)..................     3,932,730
        76,800 Saga Communications, Inc. (b) (c)..........     1,294,080
        37,300 Scholastic Corp. (b).......................     1,378,608
                                                           -------------
                                                              15,328,136
                                                           -------------

               METALS & MINING--0.4%
        35,150 Commercial Metals Co.......................     1,777,184
                                                           -------------

                                                                  VALUE
   SHARES                                                        (NOTE 1)
   -------------------------------------------------------------------------

           MULTI-UTILITIES--0.6%
    16,450 Energen Corp....................................... $     969,728
    52,625 ONEOK, Inc.........................................     1,495,602
                                                               -------------
                                                                   2,465,330
                                                               -------------

           MULTILINE RETAIL--0.2%
    52,875 ShopKo Stores, Inc. (b) (c)........................       987,705
                                                               -------------

           OIL & GAS--2.4%
    41,325 ATP Oil & Gas Corp. (b) (c)........................       767,818
    64,175 Denbury Resources, Inc. (b)........................     1,761,604
    89,925 Energy Partners, Ltd. (b) (c)......................     1,822,780
    44,662 Patina Oil & Gas Corp..............................     1,674,825
   119,175 Range Resources Corp. (c)..........................     2,438,320
    38,100 Stone Energy Corp. (b).............................     1,717,929
                                                               -------------
                                                                  10,183,276
                                                               -------------

           PERSONAL PRODUCTS--0.4%
    48,950 Chattem, Inc. (b) (c)..............................     1,620,245
                                                               -------------

           PHARMACEUTICALS--2.7%
    58,875 Andrx Corp. (b)....................................     1,285,241
   103,425 First Horizon Pharmaceutical (b) (c)...............     2,367,398
   169,250 HealthExtras, Inc. (b) (c).........................     2,758,775
    59,975 Idenix Pharmaceuticals, Inc. (b) (c)...............     1,028,571
    45,875 Par Pharmaceutical Cos., Inc. (b) (c)..............     1,898,308
   115,200 Perrigo Co.........................................     1,989,504
                                                               -------------
                                                                  11,327,797
                                                               -------------

           REAL ESTATE--4.3%
    58,275 American Home Mortgage Investment Corp.
            (REIT) (c)........................................     1,995,919
    36,325 Bedford Property Investors, Inc. (REIT) (c)........     1,031,993
    32,525 CBL & Associates Properties, Inc. (REIT)...........     2,483,284
    59,850 Corporate Office Properties Trust (REIT)...........     1,756,597
   155,125 Eagle Hospitality Properties Trust, Inc. (REIT) (b)     1,597,788
    56,525 First Potomac Realty Trust (REIT)..................     1,288,770
    78,025 Highland Hospitality Corp. (REIT) (c)..............       877,001
    61,175 LaSalle Hotel Properties (REIT)....................     1,947,200
    64,400 Newcastle Investment Corp. (REIT) (c)..............     2,046,632
    29,300 Ramco-Gershenson Property Trust (REIT).............       944,925
    85,550 Saxon Capital, Inc. (REIT).........................     2,052,344
                                                               -------------
                                                                  18,022,453
                                                               -------------

           ROAD & RAIL--2.0%
    65,500 Genesee & Wyoming, Inc. (b)........................     1,842,515
   104,275 Laidlaw International, Inc. (b)....................     2,231,485
    27,000 Landstar System, Inc. (b)..........................     1,988,280
    42,375 Marten Transport, Ltd. (b).........................       963,184
    43,312 Old Dominion Freight Line, Inc. (b)................     1,507,257
                                                               -------------
                                                                   8,532,721
                                                               -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-245

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)

                                                            VALUE
          SHARES                                           (NOTE 1)
          ------------------------------------------------------------

                  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--3.2%
           55,700 AMIS Holdings, Inc. (b)............... $     920,164
           39,500 Cymer, Inc. (b).......................     1,166,830
           63,925 DSP Group, Inc. (b)...................     1,427,445
          101,250 FormFactor, Inc. (b) (c)..............     2,747,925
           76,500 Sigmatel, Inc. (b)....................     2,718,045
           98,725 Silicon Image, Inc. (b)...............     1,625,013
           42,350 Tessera Technologies, Inc. (b)........     1,575,844
           64,500 Volterra Semiconductor Corp. (b) (c)..     1,428,998
                                                         -------------
                                                            13,610,264
                                                         -------------

                  SOFTWARE--3.3%
           68,575 Altiris, Inc. (b) (c).................     2,429,612
           55,850 Borland Software Corp. (b)............       652,328
          106,325 Bottomline Technologies, Inc. (b) (c).     1,540,649
           24,800 Hyperion Solutions Corp. (b)..........     1,156,176
           85,175 Macromedia, Inc. (b)..................     2,650,646
           27,250 MRO Software, Inc. (b)................       354,795
          139,950 RSA Security, Inc. (b)................     2,807,397
           40,950 The Ultimate Software Group, Inc. (b).       519,246
          146,525 TIBCO Software, Inc. (b)..............     1,954,644
                                                         -------------
                                                            14,065,493
                                                         -------------

                  SPECIALTY RETAIL--2.5%
           90,350 Brookstone, Inc. (b)..................     1,766,343
           33,425 Cost Plus, Inc. (b) (c)...............     1,073,945
           33,225 Guitar Center, Inc. (b)...............     1,750,625
           27,800 Hot Topic, Inc. (b)...................       477,882
           45,050 Party City Corp. (b)..................       582,497
           70,500 Pier 1 Imports, Inc...................     1,388,850
           42,275 Rush Enterprises, Inc. (b) (c)........       686,123
           46,125 The Men's Wearhouse, Inc. (b).........     1,474,155
           62,775 West Marine, Inc. (b) (c).............     1,553,681
                                                         -------------
                                                            10,754,101
                                                         -------------

                  TEXTILES, APPAREL & LUXURY GOODS--0.6%
           29,025 Fossil, Inc. (b)......................       744,201
           55,700 Quiksilver, Inc. (b)..................     1,659,303
                                                         -------------
                                                             2,403,504
                                                         -------------

                  THRIFTS & MORTGAGE FINANCE--2.2%
           98,050 BankAtlantic Bancorp, Inc. (Class A)..     1,951,195
           68,250 BankUnited Financial Corp. (b) (c)....     2,180,587
           41,550 Independence Community Bank Corp......     1,769,199
          164,450 Provident Bancorp, Inc. (c)...........     2,169,096
           65,400 Provident Financial Services, Inc.....     1,266,798
                                                         -------------
                                                             9,336,875
                                                         -------------

                  TRADING COMPANIES & DISTRIBUTORS--0.8%
          112,075 BlueLinx Holdings, Inc. (b) (c).......     1,621,725
           51,250 Hughes Supply, Inc....................     1,657,938
                                                         -------------
                                                             3,279,663
                                                         -------------

                                                               VALUE
        SHARES                                                (NOTE 1)
      -------------------------------------------------------------------

                  WATER UTILITIES--0.3%
           43,100 American State Water Co................. $   1,120,600
                                                           -------------

                  WIRELESS TELECOMMUNICATION SERVICES--0.7%
          229,850 Alamosa Holdings, Inc. (b) (c)..........     2,866,230
                                                           -------------
                  Total Common Stocks
                   (Identified Cost $321,825,702).........   412,605,248
                                                           -------------

      SHORT TERM INVESTMENTS--3.0%
         FACE
        AMOUNT
      -------------------------------------------------------------------

                  COMMERCIAL PAPER--3.0%
      $12,729,000 State Street Boston Corp. 1.700%, 1/3/05    12,727,798
                                                           -------------
                  Total Short Term Investments
                   (Identified Cost $12,727,798)..........    12,727,798
                                                           -------------
                  Total Investments--100.7%
                   (Identified Cost $334,553,500) (a).....   425,333,046
                  Other assets less liabilities...........    (3,096,454)
                                                           -------------
                  TOTAL NET ASSETS--100%.................. $ 422,236,592
                                                           =============

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-246

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

     ASSETS
       Investments at value.....................             $425,333,046
       Cash.....................................                      882
       Collateral for securities loaned.........               95,007,096
       Receivable for:
        Securities sold.........................                  654,962
        Fund shares sold........................                  336,501
        Dividends and interest..................                  424,517
                                                             ------------
         Total Assets...........................              521,757,004
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $ 1,359,084
        Securities purchased....................   2,743,766
        Withholding taxes.......................       1,423
        Return of collateral for securities
         loaned.................................  95,007,096
       Accrued expenses:
        Management fees.........................     315,557
        Service and distribution fees...........       7,111
        Deferred directors fees.................      25,967
        Other expenses..........................      60,408
                                                 -----------
         Total Liabilities......................               99,520,412
                                                             ------------
     NET ASSETS.................................             $422,236,592
                                                             ============
       Net assets consist of:
        Capital paid in.........................             $327,249,652
        Undistributed net investment income
         (loss).................................                  (20,771)
        Accumulated net realized gains
         (losses)...............................                4,228,165
        Unrealized appreciation (depreciation)
         on investments.........................               90,779,546
                                                             ------------
     NET ASSETS.................................             $422,236,592
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($368,665,567 divided by
      1,671,182 shares outstanding).............             $     220.60
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ($6,440,444 divided by
      29,382 shares outstanding)................             $     219.20
                                                             ============
     CLASS E
     Net asset value and redemption price per
      share ($47,130,581 divided by
      214,652 shares outstanding)...............             $     219.57
                                                             ============
     Identified cost of investments.............             $334,553,500
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

     INVESTMENT INCOME
       Dividends...............................             $ 2,899,855(a)
       Interest................................                 269,876(b)
                                                            -----------
                                                              3,169,731
     EXPENSES
       Management fees......................... $3,480,201
       Service and distribution fees--Class B..      4,126
       Service and distribution fees--Class E..     60,249
       Directors' fees and expenses............     26,805
       Custodian...............................    132,549
       Audit and tax services..................     21,371
       Legal...................................      9,720
       Printing................................    111,350
       Insurance...............................      7,932
       Miscellaneous...........................      4,187
                                                ----------
       Total expenses before reductions........  3,858,490
       Expense reductions......................   (118,149)   3,740,341
                                                ----------  -----------
     NET INVESTMENT INCOME (LOSS)..............                (570,610)
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................              47,031,397
     Unrealized appreciation (depreciation) on:
       Investments--net........................              13,734,212
                                                            -----------
     Net gain (loss)...........................              60,765,609
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $60,194,999
                                                            ===========

(a)Net of foreign taxes of $3,968.
(b)Includes income on securities loaned of $ 114,565.

                See accompanying notes to financial statements.

                                    MSF-247

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $   (570,610) $   (713,424)
  Net realized gain (loss)..........................................   47,031,397    32,748,108
  Unrealized appreciation (depreciation)............................   13,734,212    70,940,546
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   60,194,999   102,975,230
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  (18,222,379)  (14,431,376)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   41,972,620    88,543,854

NET ASSETS
  Beginning of the year.............................................  380,263,972   291,720,118
                                                                     ------------  ------------
  End of the year................................................... $422,236,592  $380,263,972
                                                                     ============  ============
UNDISTRIBUTED (LOSS) NET INVESTMENT INCOME
  End of the year................................................... $    (20,771) $    193,791
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                     YEAR ENDED              YEAR ENDED
                                                                  DECEMBER 31, 2004       DECEMBER 31, 2003
                                                               ----------------------  ----------------------
                                                                SHARES         $        SHARES         $
                                                               --------  ------------  --------  ------------
CLASS A
  Sales.......................................................  303,175  $ 59,613,634   382,403  $ 60,855,965
  Redemptions................................................. (470,060)  (92,542,660) (570,934)  (90,629,059)
                                                               --------  ------------  --------  ------------
  Net increase (decrease)..................................... (166,885) $(32,929,026) (188,531) $(29,773,094)
                                                               ========  ============  ========  ============
CLASS B
  Sales.......................................................   30,672  $  6,054,599       530  $     92,230
  Redemptions.................................................   (1,812)     (356,158)      (16)       (2,570)
                                                               --------  ------------  --------  ------------
  Net increase (decrease).....................................   28,860     5,698,441       514        89,660
                                                               ========  ============  ========  ============
CLASS E
  Sales.......................................................   78,100  $ 15,255,194   108,092  $ 17,652,310
  Redemptions.................................................  (31,534)   (6,246,988)  (13,877)   (2,400,252)
                                                               --------  ------------  --------  ------------
  Net increase (decrease).....................................   46,566  $  9,008,206    94,215  $ 15,252,058
                                                               ========  ============  ========  ============
  Increase (decrease) derived from capital share transactions.  (91,459) $(18,222,379)  (93,802) $(14,431,376)
                                                               ========  ============  ========  ============

                See accompanying notes to financial statements.

                                    MSF-248

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS



                                                                                                        ---------

                                                                                                        ---------
                                                                                                          2004
                                                                                                        --------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $ 189.55
                                                                                                        --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).........................................................................    (0.27)
  Net realized and unrealized gain (loss) on investments...............................................    31.32
                                                                                                        --------
  Total from investment operations.....................................................................    31.05
                                                                                                        --------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................     0.00
  Distributions from net realized capital gains........................................................     0.00
  Distributions in excess of net realized capital gains................................................     0.00
                                                                                                        --------
  Total Distributions..................................................................................     0.00
                                                                                                        --------
NET ASSET VALUE, END OF PERIOD......................................................................... $ 220.60
                                                                                                        ========
TOTAL RETURN (%).......................................................................................     16.4
Ratio of operating expenses to average net assets before expense reductions (%)........................     0.98
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................     0.95
Ratio of net investment income (loss) to average net assets (%)........................................    (0.13)
Portfolio turnover rate (%)............................................................................      135
Net assets, end of period (000)........................................................................ $368,666
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................       --

                                                                                                                    CLASS A
                                                                                                        ----------------------------
                                                                                                            YEAR ENDED DECEMBER 31,
                                                                                                        ---------------------------
                                                                                                          2003      2002      2001
                                                                                                        --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $ 138.89  $ 177.25  $ 210.41
                                                                                                        --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).........................................................................    (0.34)     0.14      0.34
  Net realized and unrealized gain (loss) on investments..............................................    51.00    (38.32)   (19.28)
                                                                                                        --------  --------  --------
  Total from investment operations....................................................................    50.66    (38.18)   (18.94)
                                                                                                        --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income............................................................     0.00     (0.18)    (0.53)
  Distributions from net realized capital gains.......................................................     0.00      0.00    (12.67)
  Distributions in excess of net realized capital gains...............................................     0.00      0.00     (1.02)
                                                                                                        --------  --------  --------
  Total Distributions.................................................................................     0.00     (0.18)   (14.22)
                                                                                                        --------  --------  --------
NET ASSET VALUE, END OF PERIOD......................................................................... $ 189.55  $ 138.89  $ 177.25
                                                                                                        ========  ========  ========
TOTAL RETURN (%)......................................................................................     36.5     (21.6)     (8.8)
Ratio of operating expenses to average net assets before expense reductions (%)........................     0.99      0.97      1.00
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................       --      0.97      1.00
Ratio of net investment income (loss) to average net assets (%)........................................    (0.21)     0.14      0.18
Portfolio turnover rate (%)............................................................................      118        99       111
Net assets, end of period (000)........................................................................ $348,406  $281,477  $406,525
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................       --        --      1.00

                                                                                                        ---------

                                                                                                        ---------
                                                                                                          2000
                                                                                                        --------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $ 201.73
                                                                                                        --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).........................................................................     0.42
  Net realized and unrealized gain (loss) on investments...............................................    10.13
                                                                                                        --------
  Total from investment operations.....................................................................    10.55
                                                                                                        --------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................    (0.01)
  Distributions from net realized capital gains........................................................    (1.86)
  Distributions in excess of net realized capital gains................................................     0.00
                                                                                                        --------
  Total Distributions..................................................................................    (1.87)
                                                                                                        --------
NET ASSET VALUE, END OF PERIOD......................................................................... $ 210.41
                                                                                                        ========
TOTAL RETURN (%).......................................................................................      5.2
Ratio of operating expenses to average net assets before expense reductions (%)........................     0.96
Ratio of operating expenses to average net assets after expense reductions (%) (d).....................     0.95
Ratio of net investment income (loss) to average net assets (%)........................................     0.22
Portfolio turnover rate (%)............................................................................      148
Net assets, end of period (000)........................................................................ $486,439
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................     0.95

                                                                              CLASS B                                CLASS E
                                                                 ------------------------------     --------------------------
                                                                    YEAR ENDED     JULY 29, 2002(A)
                                                                   DECEMBER 31,        THROUGH       YEAR ENDED DECEMBER 31,
                                                                 ----------------    DECEMBER 31,   -------------------------
                                                                   2004     2003         2002         2004     2003     2002
                                                                 -------  -------  ---------------- -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD............................ $188.59  $138.20      $144.89      $188.95  $138.65  $177.03
                                                                 -------  -------      -------      -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..................................    0.08    (0.24)        0.00        (0.45)   (0.37)    0.03
  Net realized and unrealized gain (loss) on investments........   30.53    50.63        (6.69)       31.07    50.67   (38.32)
                                                                 -------  -------      -------      -------  -------  -------
  Total from investment operations..............................   30.61    50.39        (6.69)       30.62    50.30   (38.29)
                                                                 -------  -------      -------      -------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income......................    0.00     0.00         0.00         0.00     0.00    (0.09)
                                                                 -------  -------      -------      -------  -------  -------
  Total Distributions...........................................    0.00     0.00         0.00         0.00     0.00    (0.09)
                                                                 -------  -------      -------      -------  -------  -------
NET ASSET VALUE, END OF PERIOD.................................. $219.20  $188.59      $138.20      $219.57  $188.95  $138.65
                                                                 =======  =======      =======      =======  =======  =======
TOTAL RETURN (%)................................................    16.2     36.5         (4.6)(b)     16.2     36.3    (21.6)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................    1.23     1.24         1.22 (c)     1.13     1.14     1.12
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................    1.20       --         1.22 (c)     1.10       --     1.12
Ratio of net investment income (loss) to average net assets (%).   (0.07)   (0.46)        0.00 (c)    (0.26)   (0.37)   (0.01)
Portfolio turnover rate (%).....................................     135      118           99          135      118       99
Net assets, end of period (000)................................. $ 6,440  $    98      $     1      $47,131  $31,759  $10,242
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would have
 been (%).......................................................      --       --           --           --       --       --

                                                                 -----------
                                                                 MAY 1, 2001(A)
                                                                    THROUGH
                                                                  DECEMBER 31,
                                                                      2001
                                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD............................    $179.40
                                                                    -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..................................       0.07
  Net realized and unrealized gain (loss) on investments........      (2.44)
                                                                    -------
  Total from investment operations..............................      (2.37)
                                                                    -------
LESS DISTRIBUTIONS
  Distributions from net investment income......................       0.00
                                                                    -------
  Total Distributions...........................................       0.00
                                                                    -------
NET ASSET VALUE, END OF PERIOD..................................    $177.03
                                                                    =======
TOTAL RETURN (%)................................................       (1.3)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................       1.15 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................       1.15 (c)
Ratio of net investment income (loss) to average net assets (%).       0.03 (c)
Portfolio turnover rate (%).....................................        111
Net assets, end of period (000).................................    $ 2,142
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would have
 been (%).......................................................       1.15 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-249

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--96.1% OF TOTAL NET ASSETS

                                                               VALUE
       SHARES                                                 (NOTE 1)
       ------------------------------------------------------------------

               AEROSPACE & DEFENSE--1.3%
        10,578 AAR Corp. (b)............................... $     144,072
         2,949 Applied Signal Technology, Inc..............       103,952
         9,138 Armor Holdings, Inc. (b)....................       429,669
         7,749 Aviall, Inc. (b)............................       177,995
        12,255 BE Aerospace, Inc. (b)......................       142,648
         5,113 Cubic Corp. (b) (c).........................       128,694
         6,700 Curtiss Wright Corp. (c)....................       384,647
         7,386 DRS Technologies, Inc. (b) (c)..............       315,456
         2,455 Ducommun, Inc...............................        51,187
         5,132 EDO Corp....................................       162,941
         7,100 Engineered Support Systems, Inc. (c)........       420,462
         6,191 Esterline Technologies Corp. (b)............       202,136
        11,376 GenCorp, Inc. (c)...........................       211,252
         4,785 HEICO Corp. (c).............................       108,093
           371 HEICO Corp. (Class A) (c)...................         6,415
         4,812 Herley Industries, Inc. (b) (c).............        97,876
         2,192 Innovative Solutions & Support (b) (c)......        73,125
         7,959 Kaman Corp..................................       100,681
         7,510 Mercury Computer Systems, Inc. (b)..........       222,897
         7,838 Moog, Inc. (b)..............................       355,453
         1,980 MTC Technologies, Inc. (b) (c)..............        66,469
        17,639 Orbital Sciences Corp. (b) (c)..............       208,670
         1,639 Sequa Corp. (Class A) (b)...................       100,225
        11,430 Teledyne Technologies, Inc. (b).............       336,385
         5,638 Triumph Group, Inc. (b).....................       222,701
         2,920 United Industrial Corp......................       113,121
                                                            -------------
                                                                4,887,222
                                                            -------------

               AIR FREIGHT & LOGISTICS--0.3%
        11,551 EGL, Inc. (b)...............................       345,259
         6,933 Forward Air Corp. (b).......................       309,905
         1,990 Hub Group, Inc. (Class A) (b)...............       103,918
         9,019 Overnite Corp...............................       335,868
                                                            -------------
                                                                1,094,950
                                                            -------------

               AIRLINES--0.6%
        26,966 AirTran Holdings, Inc. (b)..................       288,536
         9,461 Alaska Air Group, Inc. (b) (c)..............       316,849
        12,931 America West Holding Corp. (Class B) (b) (c)        85,086
        23,355 Continental Airlines, Inc. (Class B) (b) (c)       316,227
        34,624 Delta Air Lines, Inc. (b) (c)...............       258,988
        12,264 ExpressJet Holdings, Inc. (b) (c)...........       157,960
        13,669 FLYi, Inc. (b) (c)..........................        24,194
        12,420 Frontier Airlines, Inc. (b) (c).............       141,712
         8,385 Mesa Air Group, Inc. (b) (c)................        66,577
        24,109 Northwest Airlines Corp. (c)................       263,511
         6,527 Pinnacle Airline Corp. (b) (c)..............        90,986
        17,608 SkyWest, Inc. (c)...........................       353,217
                                                            -------------
                                                                2,363,843
                                                            -------------

               AUTO COMPONENTS--1.0%
        22,158 ArvinMeritor, Inc. (c)......................       495,674
         3,417 Bandag, Inc. (c)............................       170,201
        13,377 Collins & Aikman Corp. (c)..................        58,324

                                                              VALUE
       SHARES                                                (NOTE 1)
       -----------------------------------------------------------------

               AUTO COMPONENTS--(CONTINUED)
        21,039 Cooper Tire & Rubber Co. (c)............... $     453,390
         7,574 Exide Technologies, Inc. (b)...............       104,370
        12,266 Hayes Lemmerz International, Inc. (b)......       108,309
         4,984 Keystone Automotive Industries, Inc. (b)...       115,878
         4,876 LKQ Corp. (b)..............................        97,861
         4,743 Midas, Inc.................................        94,860
         8,253 Modine Manufacturing Co. (c)...............       278,704
         4,312 Standard Motor Products, Inc...............        68,130
         4,567 Stoneridge, Inc. (b).......................        69,099
           979 Strattec Security Corp.....................        61,305
         7,938 Superior Industries International, Inc. (c)       230,599
        14,015 Tenneco Automotive, Inc....................       241,618
        48,579 The Goodyear Tire & Rubber Co. (b) (c).....       712,168
        41,307 Visteon Corp. (c)..........................       403,569
                                                           -------------
                                                               3,764,059
                                                           -------------

               AUTOMOBILES--0.3%
         4,974 Coachmen Industries, Inc. (c)..............        86,349
         9,051 Monaco Coach Corp. (b).....................       186,179
        11,164 Thor Industries, Inc. (c)..................       413,626
         8,182 Winnebago Industries, Inc. (c).............       319,589
                                                           -------------
                                                               1,005,743
                                                           -------------

               BEVERAGES--0.1%
         2,640 Boston Beer, Inc. (b) (c)..................        56,153
         3,727 Central European Distribution Corp. (c)....       110,096
         1,254 Coca-Cola Bottling Co. (c).................        71,553
                                                           -------------
                                                                 237,802
                                                           -------------

               BIOTECHNOLOGY--2.6%
        26,137 Abgenix, Inc. (b) (c)......................       270,257
         9,511 Accelrys, Inc..............................        74,186
         8,652 Albany Molecular Research, Inc. (b)........        96,383
         8,842 Alexion Pharmaceuticals, Inc. (b) (c)......       222,818
        25,586 Applera Corp.--Celera Genomics.............       351,808
        17,243 Axonyx, Inc. (b) (c).......................       106,907
         5,585 Bio-Rad Laboratories, Inc. (b).............       320,411
         6,782 Bioenvision, Inc. (b)......................        60,767
        24,964 BioMarin Pharmaceutical, Inc. (b) (c)......       159,520
        14,634 Cell Genesys, Inc. (c).....................       118,535
        16,619 Cell Therapeutics, Inc. (b) (c)............       135,279
        13,763 Cepheid, Inc...............................       136,804
        15,079 Corixa Corp. (c)...........................        54,888
        13,847 Cubist Pharmaceuticals, Inc. (b) (c).......       163,810
        15,347 CuRagen Corp. (b) (c)......................       109,885
        11,321 CV Therapeutics, Inc. (b) (c)..............       260,383
         5,322 Cytogen Corp. (b) (c)......................        61,309
        16,241 Decode Genetics, Inc. (b) (c)..............       126,842
        18,686 Dendreon Corp. (b) (c).....................       201,435
         4,926 Digene Corp. (b) (c).......................       128,815
         6,478 Diversa Corp. (b) (c)......................        56,618
        18,216 Encysive Pharmaceuticals, Inc. (b).........       180,885
         7,736 Enzo Biochem, Inc. (b) (c).................       150,620
        15,476 Enzon Pharmaceuticals, Inc. (b) (c)........       212,331

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-250

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                 BIOTECHNOLOGY--(CONTINUED)
          20,509 Exelixis, Inc. (b) (c)................. $     194,836
          21,804 Genta, Inc. (b) (c)....................        38,375
               1 Genzyme Corp. (b)......................             2
          15,720 Geron Corp. (b) (c)....................       125,288
          41,437 Human Genome Sciences, Inc. (b) (c)....       498,073
           9,979 Illumina, Inc. (b).....................        94,601
          12,894 Immunogen, Inc. (b)....................       113,983
          19,836 Incyte Corp. (b) (c)...................       198,162
          13,482 Indevus Pharmaceuticals, Inc. (c)......        80,353
          10,030 InterMune, Inc. (b) (c)................       132,998
          15,866 ISIS Pharmaceuticals, Inc. (b) (c).....        93,609
           7,295 Keryx Biopharmaceuticals, Inc. (b).....        84,403
           3,946 KOS Pharmaceuticals, Inc. (b)..........       148,527
          20,699 Lexicon Genetics, Inc. (b).............       160,521
           9,504 Lifecell Corp. (b).....................        97,131
           7,549 Luminex Corp. (b)......................        67,035
           7,779 Maxygen, Inc. (b) (c)..................        99,493
          26,231 Medarex, Inc. (c)......................       282,770
           9,328 Myriad Genetics, Inc. (b) (c)..........       209,973
          19,772 Nabi Biopharmaceuticals................       289,660
           5,793 Neose Technologies, Inc. (b)...........        38,929
           9,484 Nuvelo, Inc............................        93,417
          10,884 Onyx Pharmaceuticals, Inc. (b) (c).....       352,533
          13,839 Orasure Technologies, Inc. (b) (c).....        92,998
          43,874 Peregrine Pharmaceuticals, Inc. (b) (c)        51,333
           2,523 PRA International (b)..................        62,520
           3,703 Progenics Pharmaceuticals, Inc. (b)....        63,543
          12,117 Regeneron Pharmaceuticals, Inc. (b) (c)       111,598
          15,845 Sciclone Pharmaceuticals, Inc. (b) (c).        58,627
          13,423 Seattle Genetics, Inc..................        87,652
           7,495 Serologicals Corp. (b) (c).............       165,789
           7,862 Tanox, Inc. (b) (c)....................       119,502
          13,105 Techne Corp. (b).......................       509,784
          13,513 Telik, Inc. (b) (c)....................       258,639
           9,919 Third Wave Technologies, Inc. (c)......        85,303
           9,718 Transkaryotic Therapies, Inc. (b) (c)..       246,740
           5,748 United Therapeutics Corp. (b) (c)......       259,522
          27,286 Vertex Pharmaceuticals, Inc. (b) (c)...       288,413
          16,413 Vicuron Pharmaceuticals, Inc. (b)......       285,750
           6,479 Zymogenetics, Inc. (c).................       149,017
                                                         -------------
                                                            10,152,898
                                                         -------------

                 BUILDING PRODUCTS--1.0%
           2,625 Aaon, Inc..............................        42,184
           3,650 American Woodmark Corp.................       159,432
           7,709 Apogee Enterprises, Inc................       103,378
          12,729 Comfort Systems USA, Inc. (b)..........        97,759
           2,468 Drew Industries, Inc. (c)..............        89,267
           5,883 Eagle Materials, Inc. (c)..............       507,997
           5,860 ElkCorp................................       200,529
           8,946 Griffon Corp. (b) (c)..................       241,542
          23,923 Jacuzzi Brands, Inc. (b)...............       208,130
          15,589 Lennox International, Inc. (c).........       317,236
           6,214 NCI Building Systems, Inc. (b) (c).....       233,025
          11,740 Simpson Manufacturing, Inc.............       409,726

                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                 BUILDING PRODUCTS--(CONTINUED)
           3,357 Trex Co., Inc. (b) (c)................. $     176,041
           5,221 Universal Forest Products, Inc.........       226,591
          10,126 USG Corp. (b) (c)......................       407,774
          12,877 York International Corp. (c)...........       444,772
                                                         -------------
                                                             3,865,383
                                                         -------------

                 CAPITAL MARKETS--0.7%
           7,766 Affiliated Managers Group, Inc. (b) (c)       526,069
           3,604 Archipelago Holdings, Inc. (b).........        75,612
           6,592 eSPEED, Inc. (b) (c)...................        81,543
          13,059 Investment Technology Group, Inc.......       261,180
          37,025 Knight Trading Group, Inc..............       405,424
          17,128 LaBranche & Co., Inc. (b) (c)..........       153,467
           9,714 MCG Capital Corp. (c)..................       166,401
          10,649 National Financial Partners Corp.......       413,181
           6,347 Piper Jaffray Co. (b)..................       304,339
           4,630 SWS Group, Inc. (c)....................       101,489
                                                         -------------
                                                             2,488,705
                                                         -------------

                 CHEMICALS--2.6%
          10,504 A. Schulman, Inc.......................       224,891
           4,549 Aceto Corp. (c)........................        86,613
          19,169 Airgas, Inc............................       508,170
           9,750 Albemarle Corp.........................       377,423
           1,689 American Vanguard Corp. (c)............        62,121
           7,821 Arch Chemicals, Inc....................       225,088
          11,412 Calgon Carbon Corp. (b) (c)............       103,621
           7,628 Cambrex Corp...........................       206,719
          36,169 Crompton Corp. (c).....................       426,794
          12,371 Cytec Industries, Inc..................       636,117
          12,616 Ferro Corp.............................       292,565
          11,367 FMC Corp. (b)..........................       549,026
           8,839 Georgia Gulf Corp......................       440,182
          16,181 Great Lakes Chemical Corp..............       460,997
           8,375 H.B. Fuller Co.........................       238,771
          35,083 Hercules, Inc. (b).....................       520,983
              14 Kronos Worldwide, Inc..................           553
           8,894 MacDermid, Inc.........................       321,073
           6,176 Minerals Technologies, Inc. (c)........       411,939
          35,794 Mosaic Co. (b) (c).....................       584,158
           4,951 NewMarket Corp. (b)....................        98,525
           2,654 NL Industries, Inc.....................        58,653
           3,588 Octel Corp. (b)........................        74,666
          22,605 Olin Corp. (c).........................       497,762
           8,796 OM Group, Inc. (b).....................       285,166
           9,810 Omnova Solutions, Inc. (b) (c).........        55,132
          28,510 PolyOne Corp. (c)......................       258,301
           3,229 Quaker Chemical Corp...................        80,208
          15,249 Sensient Technologies Corp. (c)........       365,824
           9,017 Spartech Corp. (c).....................       244,271
           8,862 Symyx Technologies, Inc. (b) (c).......       266,569
          13,078 Terra Industries, Inc. (b) (c).........       116,133
           8,455 UAP Holdings Corp. (b).................       146,018
          21,867 W.R. Grace & Co. (b) (c)...............       297,610

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-251

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                              VALUE
        SHARES                                               (NOTE 1)
        ----------------------------------------------------------------

               CHEMICALS--(CONTINUED)
        10,564 Wellman, Inc. (c).......................... $     112,929
         3,838 Westlake Chemical Corp.....................       128,189
                                                           -------------
                                                               9,763,760
                                                           -------------

               COMMERCIAL BANKS--7.6%
         3,372 1st Source Corp. (c).......................        86,020
         2,176 ABC Bancorp (c)............................        45,696
         4,234 Alabama National Bancorp...................       273,093
         7,205 Amcore Financial, Inc......................       231,857
         3,389 Americanwest Bancorp.......................        68,627
         3,416 Arrow Financial Corp. (c)..................       105,911
           715 Bancfirst Corp. (b) (c)....................        56,471
        24,546 BancorpSouth, Inc..........................       598,186
         2,891 Banctrust Financial Group, Inc.............        71,148
        25,229 Bank Mutual Corp. (c)......................       307,037
         5,282 Bank of Granite Corp. (b)..................       110,394
         3,236 Bank of the Ozarks, Inc. (c)...............       110,121
         3,581 Banner Corp. (c)...........................       111,691
         8,791 Boston Private Financial Holdings, Inc. (c)       247,642
         1,938 Camden National Corp. (c)..................        76,377
         2,901 Capital City Bank Group, Inc. (c)..........       121,262
         1,687 Capital Corp. of The West..................        79,291
         3,480 Capitol Bancorp, Ltd. (c)..................       122,566
         6,290 Cascade Bancorp............................       127,184
        13,748 Cathay Bancorp, Inc. (b)...................       515,550
         3,217 Center Financial Corp......................        64,404
         2,576 Central Coast Bancorp (b)..................        59,480
         8,215 Central Pacific Financial Corp.............       297,137
         7,044 Chemical Financial Corp....................       302,328
        14,881 Chittenden Corp............................       427,531
        13,797 Citizens Banking Corp. (b) (c).............       473,927
         2,666 City Bank (b) (c)..........................        96,376
         4,947 City Holdings Co. (b) (c)..................       179,279
         4,270 Cobiz, Inc. (c)............................        86,681
         1,620 Columbia Bancorp...........................        55,388
         4,649 Columbia Banking Systems, Inc. (b) (c).....       116,179
         8,824 Community Bank Systems, Inc................       249,278
         4,002 Community Bank, Inc. (c)...................       112,696
         3,256 Community Trust Bancorp, Inc...............       105,364
         5,466 Corus Bankshares, Inc. (b) (c).............       262,423
        10,841 CVB Financial Corp. (c)....................       287,937
        16,082 East West Bancorp, Inc.....................       674,801
        14,804 F.N.B. Corp. (b) (c).......................       301,409
         2,613 F.N.B. Corp. (Virginia)....................        74,105
         2,164 Farmers Capital Bank Corp..................        89,157
         2,776 Financial Institutions, Inc. (c)...........        64,542
         4,498 First Bancorp..............................       122,211
        10,948 First Bancorp. (Puerto Rico) (c)...........       695,307
         4,770 First Busey Corp. (c)......................        99,550
         8,702 First Charter Corp.........................       227,731
         1,771 First Citizens BancShares, Inc.............       262,551
        21,349 First Commonwealth Financial Corp. (c).....       328,561
         3,632 First Community Bancorp, Inc...............       155,086
         3,168 First Community Bancshares, Inc. (c).......       114,301
        11,494 First Financial Bancorp....................       201,145

                                                               VALUE
          SHARES                                              (NOTE 1)
          ---------------------------------------------------------------

                     COMMERCIAL BANKS--(CONTINUED)
            3,871    First Financial Bankshares, Inc. (c).. $     173,460
            4,482    First Financial Corp..................       157,004
            4,175    First Financial Holdings, Inc.........       136,690
            4,689    First Indiana Corp....................       105,549
            5,398    First Merchants Corp..................       152,763
           14,807    First Midwest Bancorp, Inc. (c).......       537,346
           18,455    First National Bankshares, Inc........       441,074
            2,847    First Oak Brook Bancshares, Inc.......        92,271
            4,202    First Republic Bank (b)...............       222,706
            2,468    First State Bancorp...................        90,724
            5,439    Frontier Financial Corp...............       210,000
            2,008    GB&T Bancshares, Inc..................        48,433
            2,859    German American Bancorp...............        46,030
            7,071    Glacier Bancorp, Inc..................       240,697
           12,586    Gold Banc Corp., Inc..................       184,007
            3,002    Great Southern Bancorp, Inc. (c)......       105,070
           16,355    Greater Bay Bancorp (c)...............       455,977
            9,534    Hancock Holding Co....................       319,008
            4,722    Hanmi Financial Corp. (b).............       169,709
            8,897    Harleysville National Corp............       236,660
            3,117    Heartland Financial USA, Inc..........        62,683
            2,399    IBERIABANK Corp. (c)..................       159,198
            5,126    Independent Bank Corp.................       152,909
            4,782    Independent Bank Corp. (Massachusetts)       161,393
            5,066    Integra Bank Corp. (c)................       117,075
            2,768    Interchange Financial Services Corp...        71,747
            6,221    Irwin Financial Corp. (c).............       176,614
            4,639    Lakeland Bancorp, Inc. (c)............        81,414
            2,403    Lakeland Financial Corp...............        95,399
            2,921    Macatawa Bank Corp....................        94,319
            4,406    Main Street Bank, Inc. (c)............       153,902
            3,554    Mainsource Financial Group, Inc. (c)..        84,875
            6,116    MB Financial, Inc.....................       257,789
            5,287    MBT Financial Corp....................       123,028
            2,229    Mercantile Bankcorp...................        88,046
            8,118    Mid-State Bancshares (c)..............       232,581
            3,558    Midwest Bank Holdings, Inc. (c).......        77,813
            5,666    Nara Bancorp, Inc. (c)................       120,516
           10,906    National Penn Bancshares, Inc. (b) (c)       302,089
            1,956    NBC Capital Corp. (c).................        51,971
            9,542    NBT Bancorp, Inc......................       245,420
           16,110    Net.Bank, Inc. (b)....................       167,705
           21,103    Old National Bancorp (c)..............       545,724
            4,900    Old Second Bancorp, Inc...............       156,212
            2,685    Omega Financial Corp. (c).............        92,042
            6,401    Oriental Financial Group, Inc. (c)....       181,209
           14,486    Pacific Capital Bancorp...............       492,379
            4,568    Park National Corp. (c)...............       618,896
            2,996    Peapack Gladstone Financial Corp. (c).        94,524
            3,164    Pennrock Financial Services Corp......       123,111
            3,541    Peoples Bancorp, Inc..................        97,130
            3,265    Peoples Holding Co....................       108,072
            4,856    PrivateBankcorp, Inc. (c).............       156,509
            4,492    Prosperity Bancshares, Inc. (c).......       131,211
           10,364    Provident Bankshares Corp.............       376,939

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-252

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                 COMMERCIAL BANKS--(CONTINUED)
           8,239 R & G Financial Corp. (Class B)........ $     320,332
          22,160 Republic Bancorp, Inc..................       338,605
           3,568 Republic Bancorp, Inc. (Class A) (b)...        91,698
           5,182 Riggs National Corp....................       110,169
           7,607 S & T Bancorp, Inc. (c)................       286,708
           4,678 S. Y. Bancorp, Inc.....................       112,740
           4,335 Sandy Spring Bancorp, Inc..............       166,161
           3,327 SCBT Financial Corp....................       111,702
           4,108 Seacoast Banking Corp..................        91,403
           1,327 Security Bank Corp.....................        53,080
           2,072 Signature Bank (b).....................        67,050
          11,253 Silicon Valley Bancshares (b) (c)......       504,359
           4,677 Simmons First National Corp............       135,399
           5,040 Southern Community Financial Corp. (c).        52,164
           2,475 Southside Bancshares, Inc..............        56,554
          21,850 Southwest Bancorp of Texas, Inc........       508,886
           3,848 Southwest Bancorp, Inc. (Oklahoma).....        94,199
           2,286 State Bancorp, Inc. (c)................        62,865
           1,797 State Financial Services Corp..........        54,090
           5,144 Sterling Bancorp (c)...................       145,329
          14,150 Sterling Bancshares, Inc...............       201,921
           6,388 Sterling Financial Corp. (Pennsylvania)       183,144
           3,640 Suffolk Bancorp (c)....................       126,781
           3,231 Sun Bancorp, Inc. (New Jersey) (b).....        80,710
          14,701 Susquehanna Bancshares, Inc............       366,790
           6,970 Texas Capital Bancshares, Inc. (b).....       150,691
          12,513 Texas Regional Bancshares, Inc.........       408,925
           2,684 Tompkins Trustco, Inc..................       143,567
           4,816 TriCo Bancshares.......................       112,694
          22,047 TrustCo Bank Corp. (c).................       304,028
           4,841 UMB Financial Corp. (c)................       274,291
          14,146 Umpqua Holdings Corp. (c)..............       356,621
           3,102 Union Bankshares Corp..................       119,210
           9,757 United Community Bank, Inc.............       262,756
           2,473 Univest Corp. (c)......................       113,807
           7,422 Unizan Financial Corp..................       195,570
           3,438 USB Holding, Inc. (b) (c)..............        85,606
           2,278 Virginia Commerce Bancorp, Inc. (c)....        64,513
           2,581 Virginia Financial Group, Inc..........        94,619
           4,321 Washington Trust Bancorp, Inc..........       126,649
           5,124 Wesbanco, Inc..........................       163,814
           5,573 West Bancorp, Inc......................        98,141
           5,829 West Coast Bancorp.....................       148,115
          10,096 WestAmerica Bancorp....................       588,698
           1,846 Western Sierra Bancorp (c).............        70,803
           4,762 Wilshire Bancorp, Inc. (b) (c).........        78,763
           6,053 Wintrust Financial Corp. (c)...........       344,779
           2,780 Yardville National Bancorp.............        95,243
                                                         -------------
                                                            29,155,353
                                                         -------------

                 COMMERCIAL SERVICES & SUPPLIES--3.5%
          11,162 ABM Industries, Inc. (b) (c)...........       220,115
           2,998 Ace Cash Express, Inc. (b) (c).........        88,921
          11,582 ActivCard Corp.........................       103,080
           7,106 Administaff, Inc. (b)..................        89,607

                                                                  VALUE
       SHARES                                                    (NOTE 1)
       ---------------------------------------------------------------------

                  COMMERCIAL SERVICES & SUPPLIES--(CONTINUED)
         3,132    AMERCO (b) (c).............................. $     144,009
         3,227    Angelica Corp...............................        87,290
         8,393    Banta Corp. (c).............................       375,671
        13,220    Bowne & Co., Inc............................       214,957
         5,760    Brady Corp. (b).............................       360,403
         4,650    Bright Horizons Family Solutions, Inc. (b)..       301,134
         6,512    Casella Waste Systems, Inc. (b).............        95,336
         4,462    CCC Information Services Group, Inc.........        99,101
         4,048    CDI Corp. (c)...............................        86,546
         6,047    Central Parking Corp. (c)...................        91,612
        20,992    Century Business Services, Inc. (b).........        91,525
         2,845    Charles River Associates, Inc. (c)..........       133,061
         5,201    Clark, Inc..................................        80,720
         7,163    Coinstar, Inc. (b) (c)......................       192,183
         3,708    Consolidated Graphics, Inc..................       170,197
         3,593    Cornell Cos., Inc...........................        54,542
        11,212    Corrections Corp. of America (b)............       453,525
         5,286    CoStar Group, Inc. (b)......................       244,107
        18,375    Darling International, Inc. (c).............        80,115
         7,848    DiamondCluster International, Inc...........       112,462
         3,410    Duratek, Inc................................        84,943
         5,507    Educate, Inc. (b)...........................        72,913
        14,088    eFunds Corp. (b)............................       338,253
         5,559    Electro Rent Corp. (b)......................        79,105
         5,451    Ennis Business Forms, Inc...................       104,932
        14,750    FTI Consulting, Inc. (b) (c)................       310,782
         5,202    G&K Services, Inc...........................       225,871
         7,661    Gevity HR, Inc. (c).........................       157,510
         6,403    Healthcare Services Group, Inc..............       133,439
         5,879    Heidrick & Struggles International, Inc. (b)       201,473
         2,562    Hudson Highland Group, Inc. (b).............        73,786
         5,500    Imagistics International, Inc...............       185,130
         9,915    InfoUSA, Inc. (b)...........................       110,949
         5,227    Ionics, Inc. (b) (c)........................       226,538
         3,410    iPayment Holdings, Inc. (b) (c).............       168,863
        12,008    Jackson Hewitt Tax Service, Inc.............       303,202
         9,491    John H. Harland Co. (c).....................       342,625
         6,631    Kelly Services, Inc. (Class A) (c)..........       200,124
         8,561    Kforce, Inc. (b)............................        95,027
        10,117    Korn/Ferry International, Inc. (b) (c)......       209,928
        12,441    Labor Ready, Inc. (b) (c)...................       210,502
         2,636    Landauer, Inc...............................       120,465
         3,372    Layne Christensen Co. (b) (c)...............        61,202
         4,356    LECG Corp. (b)..............................        81,239
         2,489    McGrath Rentcorp............................       108,545
         6,402    Mine Safety Appliances Co. (c)..............       324,581
         4,435    Mobile Mini, Inc. (b).......................       146,532
        13,789    Navigant Consulting, Inc. (b)...............       366,787
         7,784    NCO Group, Inc. (b).........................       201,216
         4,397    Portfolio Recovery Associates, Inc. (c).....       181,244
         3,127    PrePaid Legal Services, Inc. (b) (c)........       117,419
        12,961    PRG-Shultz International, Inc. (b) (c)......        65,194
         7,014    Rollins, Inc. (c)...........................       184,608
         7,212    School Specialty, Inc. (b) (c)..............       278,095
        15,295    Sotheby's Holdings, Inc. (Class A) (b) (c)..       277,757
         5,056    SOURCECORP, Inc. (b)........................        96,620

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-253

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                               VALUE
       SHARES                                                 (NOTE 1)
       ------------------------------------------------------------------

               COMMERCIAL SERVICES & SUPPLIES--(CONTINUED)
        17,412 Spherion Corp. (b) (c)...................... $     146,261
         4,666 Strayer Education, Inc......................       512,280
        12,520 Teletech Holdings, Inc. (b) (c).............       121,319
        17,868 Tetra Technologies, Inc. (b)................       299,110
         3,388 The Geo Group, Inc..........................        90,053
         3,051 TRC Cos., Inc. (b)..........................        51,867
        10,880 United Stationers, Inc. (b).................       502,656
         4,571 Universal Technical Institute, Inc. (b) (c).       174,247
         2,518 Vertrue, Inc. (b) (c).......................        95,105
         3,672 Volt Information Sciences, Inc. (b).........       107,920
        15,155 Waste Connections, Inc. (b).................       519,059
         9,962 Watson Wyatt & Co. Holdings (b).............       268,476
                                                            -------------
                                                               13,305,971
                                                            -------------

               COMMUNICATIONS EQUIPMENT--1.5%
        10,034 Airspan Networks, Inc. (b) (c)..............        54,485
         8,998 Anaren, Inc. (b)............................       116,614
        28,170 Arris Group, Inc. (b) (c)...................       198,317
         5,944 Audiovox Corp. (b) (c)......................        93,796
        28,314 Avanex Corp. (c)............................        93,719
         3,876 Bel Fuse, Inc. (Class B) (b) (c)............       130,970
        14,418 Belden CDT, Inc. (c)........................       334,497
         5,584 Black Box Corp. (c).........................       268,144
        13,999 C-COR.net Corp. (b).........................       130,191
        18,589 CommScope, Inc. (b) (c).....................       351,332
         4,962 Comtech Telecommunications Corp. (b) (c)....       186,621
         7,205 Digi International, Inc. (b)................       123,854
         9,747 Ditech Communications Corp..................       145,718
         9,320 Echelon Corp. (c)...........................        78,661
        72,093 Enterasys Networks, Inc.....................       129,767
        34,949 Extreme Networks, Inc. (b)..................       228,916
        56,999 Finisar Corp. (c)...........................       129,958
        24,790 Harmonic, Inc. (b) (c)......................       206,749
         2,314 Inphonic, Inc. (b)..........................        63,589
         7,313 Inter-Tel, Inc. (c).........................       200,230
         8,194 Ixia (b)....................................       137,741
        37,106 MRV Communications, Inc. (b) (c)............       136,179
         7,207 NETGEAR, Inc. (b) (c).......................       131,095
         7,562 Network Equipment Technologies, Inc. (b) (c)        74,259
        15,360 NMS Communications Corp. (b) (c)............        96,922
         6,025 Novatel Wireless, Inc. (b) (c)..............       116,764
        37,586 Oplink Communications, Inc. (b) (c).........        74,044
         7,945 PC-TEL, Inc. (b)............................        63,004
        33,023 Powerwave Technologies, Inc. (b) (c)........       280,035
        14,460 Redback Networks, Inc. (b) (c)..............        77,506
        20,701 REMEC, Inc. (b) (c).........................       149,254
         5,708 Spectralink Corp. (b).......................        80,939
        27,509 Stratex Networks, Inc (c)...................        62,170
        56,314 Sycamore Networks, Inc......................       228,635
        12,518 Symmetricom, Inc. (b).......................       121,550
        18,063 Tekelec, Inc. (c)...........................       369,208
         8,138 ViaSat, Inc. (b)............................       197,509
        14,599 Westell Technologies, Inc. (b)..............        99,273
        13,946 Zhone Technologies, Inc.....................        36,120
                                                            -------------
                                                                5,798,335
                                                            -------------

                                                               VALUE
       SHARES                                                 (NOTE 1)
       ---------------------------------------------------------------------

               COMPUTERS & PERIPHERALS--1.5%
        38,048 Adaptec, Inc. (b) (c)....................... $     288,784
        21,975 Advanced Digital Information Corp. (b)......       220,189
         5,226 Applied Films Corp..........................       112,673
        82,648 Brocade Communications Systems, Inc.........       631,431
             1 Concurrent Computer Corp. (b)...............             3
         6,789 Covansys Corp. (b)..........................       103,872
        22,645 Cray, Inc. (c)..............................       105,526
        13,944 Dot Hill Systems Corp. (b) (c)..............       109,321
        17,080 Electronics for Imaging, Inc. (b) (c).......       297,363
        71,346 Gateway, Inc. (b) (c).......................       428,789
         8,041 Hutchinson Technology, Inc. (b) (c).........       277,977
        16,588 Hypercom Corp. (b) (c)......................        98,201
        11,298 Imation Corp................................       359,615
        13,242 InFocus Corp. (b)...........................       121,297
        12,772 Intergraph Corp. (b)........................       343,950
        16,468 Iomega Corp. (c)............................        91,233
         9,542 Komag, Inc..................................       179,199
        21,410 Lexar Media, Inc. (b) (c)...................       167,854
        37,911 McDATA Corp. (Class A) (b) (c)..............       225,950
         8,312 Mobility Electronics, Inc. (b)..............        71,317
         3,364 Overland Storage, Inc. (b)..................        56,145
        13,152 PalmOne, Inc. (c)...........................       414,946
        13,297 Paradyne Corp. (b)..........................        47,736
        21,550 Pinnacle Systems, Inc. (b)..................       131,455
         8,252 Presstek, Inc. (b) (c)......................        79,879
        58,375 Quantum Corp. (b) (c).......................       152,943
         5,214 SBS Technologies, Inc. (b)..................        72,787
        84,739 Silicon Graphics, Inc. (b) (c)..............       146,598
         3,679 Stratasys, Inc. (c).........................       123,467
         7,184 Synaptics, Inc..............................       219,687
         2,858 Transact Technologies, Inc. (b) (c).........        61,047
        58,718 Xybernaut Corp. (b) (c).....................        72,223
                                                            -------------
                                                                5,813,457
                                                            -------------

               CONSTRUCTION & ENGINEERING--0.7%
        15,186 Dycom Industries, Inc. (b) (c)..............       463,477
         4,831 EMCOR Group, Inc. (b).......................       218,265
        11,649 Granite Construction, Inc...................       309,863
         7,451 Insituform Technologies, Inc. (b) (c).......       168,914
        10,578 Integrated Electrical Services, Inc. (b) (c)        51,197
        23,102 Quanta Services, Inc. (b) (c)...............       184,816
        21,629 Shaw Group, Inc. (b) (c)....................       386,078
        10,056 URS Corp. (b)...............................       322,798
         9,687 Walter Industries, Inc. (c).................       326,742
         7,523 Washington Group International, Inc. (b) (c)       310,324
                                                            -------------
                                                                2,742,474
                                                            -------------

               CONSTRUCTION MATERIALS--0.2%
         2,386 Ameron International Corp...................        90,429
        10,970 Headwaters, Inc. (b) (c)....................       312,645
         6,326 Texas Industries, Inc.......................       394,616
                                                            -------------
                                                                  797,690
                                                            -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-254

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                              VALUE
       SHARES                                                (NOTE 1)
       -----------------------------------------------------------------

              CONSUMER FINANCE--0.3%
        7,251 Advanta Corp. (c)........................... $     175,982
        9,980 Cash America International, Inc. (c)........       296,705
        2,405 Credit Acceptance Corp. (b) (c).............        61,207
        4,106 Encore Capital Group, Inc. (b) (c)..........        97,641
        8,463 Metris Cos., Inc............................       107,903
        2,546 Nelnet, Inc. (Class A) (b)..................        68,564
        5,173 World Acceptance Corp. (b)..................       142,309
                                                           -------------
                                                                 950,311
                                                           -------------

              CONTAINERS & PACKAGING--0.6%
        7,948 Caraustar Industries, Inc. (b)..............       133,685
        6,265 Chesapeake Corp.............................       170,158
       52,569 Crown Holdings, Inc. (144A) (b).............       722,298
       21,515 Graphic Packaging Corp. (b).................       154,908
        4,285 Greif Brothers Corp.........................       239,960
       15,088 Longview Fibre Co. (c)......................       273,696
        8,698 Myers Industries, Inc.......................       111,334
        8,078 Rock Tennessee Co. (c)......................       122,463
        3,588 Silgan Holdings, Inc. (b)...................       218,725
                                                           -------------
                                                               2,147,227
                                                           -------------

              DISTRIBUTORS--0.2%
        5,015 Advanced Marketing Services, Inc. (c).......        50,451
        4,205 Beacon Roofing Supply, Inc. (b).............        83,511
        7,777 Handleman Co. (b) (c).......................       167,050
        6,970 Navarre Corp. (b) (c).......................       122,672
        5,858 WESCO International, Inc. (b)...............       173,631
                                                           -------------
                                                                 597,315
                                                           -------------

              DIVERSIFIED FINANCIAL SERVICES--0.6%
       19,866 Apollo Investment Corp. (b).................       299,976
        3,409 Ares Capital Corp...........................        66,237
        3,146 Asta Funding, Inc. (c)......................        84,439
        2,071 BKF Capital Group, Inc. (b).................        78,491
        6,160 Calamos Asset Management, Inc...............       166,320
          913 Capital Southwest Corp......................        71,689
        4,838 CompuCredit Corp. (b).......................       132,271
        7,283 Euronet Worldwide, Inc......................       189,504
        5,194 Financial Federal Corp. (c).................       203,605
        3,911 First Cash Financial Services (b)...........       104,463
       14,838 GATX Corp. (c)..............................       438,611
        5,241 Harris & Harris Group, Inc. (b) (c).........        85,847
        4,843 MortgageIT Holdings, Inc. (c)...............        86,932
       11,942 United Bankshares, Inc. (b) (c).............       455,587
                                                           -------------
                                                               2,463,972
                                                           -------------

              DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
        6,443 Brightpoint, Inc. (b) (c)...................       125,896
       12,922 Broadwing Corp (b) (c)......................       117,719
       77,730 Cincinnati Bell, Inc. (b)...................       322,580
        6,664 Commonwealth Telephone Enterprises, Inc. (b)       330,934
        5,790 CT Communications, Inc......................        71,217
        4,291 D & E Communications, Inc. (c)..............        51,707
       14,465 General Communication, Inc. (b).............       159,694

                                                              VALUE
        SHARES                                               (NOTE 1)
        -------------------------------------------------------------------

                DIVERSIFIED TELECOMMUNICATION SERVICES--(CONTINUED)
          4,979 Golden Telecom, Inc. (b) (c).............. $     131,545
         11,826 Interactive Data Corp. (b) (c)............       257,097
         17,752 Interdigital Commerce Corp. (b)...........       392,319
          5,162 Intrado, Inc. (b) (c).....................        62,460
          5,884 Iowa Telecommunications Services, Inc.....       126,918
          5,925 North Pittsburgh Systems, Inc.............       146,525
         20,027 PTEK Holdings, Inc. (b) (c)...............       214,489
          1,874 Shenandoah Telecommunications Co..........        56,126
          4,228 SureWest Communications...................       119,864
         99,979 Terremark Worldwide, Inc. (b).............        63,987
         16,230 Time Warner Telecom, Inc. (b).............        70,763
         22,591 UbiquiTel, Inc. (b).......................       160,848
                                                           -------------
                                                               2,982,688
                                                           -------------

                ELECTRIC UTILITIES--1.1%
          9,875 Black Hills Corp..........................       302,965
          3,898 Central Vermont Public Service............        90,668
          5,113 CH Energy Group, Inc. (c).................       245,680
         15,704 Cleco Corp................................       318,163
         24,131 Duquesne Light Holdings, Inc. (c).........       454,869
         14,534 El Paso Electric Co. (b)..................       275,274
          7,585 Empire District Electric Co...............       172,028
         11,721 IDACORP, Inc..............................       358,311
          6,282 MGE Energy, Inc...........................       226,340
          4,928 NGP Capital Resources Co. (b) (c).........        75,743
          9,134 Otter Tail Corp...........................       233,191
         18,475 PNM Resources, Inc........................       467,233
         34,926 Sierra Pacific Resources (b) (c)..........       366,723
          4,061 UIL Holdings Corp.........................       208,329
         10,118 Unisource Energy Corp. (c)................       243,945
                                                           -------------
                                                               4,039,462
                                                           -------------

                ELECTRICAL EQUIPMENT--1.3%
          5,573 A.O. Smith Corp. (c)......................       166,856
         12,794 Acuity Brands, Inc........................       406,849
          7,994 American Superconductor Corp. (b) (c).....       119,031
         11,132 Artesyn Technologies, Inc. (b) (c)........       125,792
         10,395 Baldor Electric Co. (b) (c)...............       286,174
          7,062 C&D Technologies, Inc.....................       120,336
          5,501 Encore Wire Corp. (b).....................        73,328
          5,689 Energy Conversion Devices, Inc. (b) (c)...       109,911
          4,217 EnerSys (b)...............................        64,309
          5,182 Franklin Electric, Inc....................       218,991
         14,608 FuelCell Energy, Inc. (b) (c).............       144,619
         13,691 General Cable Corp. (b) (c)...............       189,620
          4,276 Genlyte Group, Inc. (b)...................       366,368
          8,744 Global Power Equipment Group, Inc.........        86,041
         29,803 GrafTech International, Ltd. (b) (c)......       281,936
          3,637 II-VI, Inc. (b)...........................       154,536
          7,963 Magnetek, Inc. (b)........................        54,945
          2,600 Metrologic Instruments, Inc. (c)..........        55,250
          3,227 Penn Engineering & Manufacturing Corp. (c)        58,409
         15,604 Plug Power, Inc. (c)......................        95,340
         17,724 Power-One, Inc. (b).......................       158,098
          7,331 Regal Beloit Corp. (c)....................       209,667

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-255

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                              VALUE
       SHARES                                                (NOTE 1)
       -----------------------------------------------------------------

               ELECTRICAL EQUIPMENT--(CONTINUED)
        18,698 Thomas & Betts Corp. (b)................... $     574,964
        14,983 Trustmark Corp.............................       465,522
        19,123 Valence Technology, Inc. (b) (c)...........        59,473
         6,862 Vicor Corp. (b) (c)........................        89,961
         3,482 Woodward Governor Co.......................       249,346
                                                           -------------
                                                               4,985,672
                                                           -------------

               ELECTRONIC EQUIPMENT & INSTRUMENTS--2.3%
        20,349 Aeroflex, Inc. (b).........................       246,630
         9,974 Agilysys, Inc. (c).........................       170,954
         9,303 Anixter International, Inc. (b) (c)........       334,815
         3,924 BEI Technologies, Inc. (c).................       121,173
        12,651 Benchmark Electronics, Inc. (b)............       431,399
        12,256 Checkpoint Systems, Inc. (b)...............       221,221
        12,714 Cognex Corp................................       354,721
        10,406 Coherent, Inc. (b).........................       316,759
        11,406 CTS Corp. (c)..............................       151,586
         4,716 Daktronics, Inc. (b) (c)...................       117,381
         5,914 Dionex Corp. (b) (c).......................       335,146
         8,486 Electro Scientific Industries, Inc. (b) (c)       167,683
         3,926 Excel Technology, Inc. (b) (c).............       102,076
         7,056 Global Imaging Systems, Inc. (b)...........       278,712
        28,078 Identix, Inc. (b) (c)......................       207,216
         6,972 Itron, Inc. (b) (c)........................       166,700
         3,823 Keithley Instruments, Inc..................        75,313
        30,579 Kemet Corp. (b) (c)........................       273,682
         7,349 Littelfuse, Inc. (b).......................       251,042
         6,410 LSI Industries, Inc........................        73,394
         3,555 Measurement Specialties, Inc. (b) (c)......        90,510
         6,102 Merix Corp. (b) (c)........................        70,295
        11,004 Methode Electronics, Inc...................       141,401
         6,035 MTS Systems Corp...........................       204,043
        13,731 Newport Corp. (b)..........................       193,607
         4,305 OSI Systems, Inc. (c)......................        97,767
         5,693 Park Electrochemical Corp..................       123,424
        10,962 Paxar Corp. (b)............................       243,028
         6,134 Photon Dynamics, Inc. (b) (c)..............       148,934
         4,648 Planar Systems, Inc. (b)...................        52,197
        14,166 Plexus Corp. (b)...........................       184,300
         5,906 RadiSys Corp. (b)..........................       115,462
         5,108 Rofin Sinar Technologies, Inc..............       216,835
         5,669 Rogers Corp. (b)...........................       244,334
         4,045 ScanSource, Inc. (b) (c)...................       251,437
        15,474 Taser International, Inc. (b) (c)..........       488,824
        14,270 Technitrol, Inc............................       259,714
             1 Tektronix, Inc.............................            20
        15,030 ThermoGenesis Corp. (b) (c)................        95,290
        16,848 Trimble Navigation, Ltd. (b) (c)...........       556,658
        13,244 TTM Technologies, Inc. (b).................       156,279
         5,688 Universal Display Corp. (b)................        51,192
         8,538 Veeco Instruments, Inc. (b)................       179,896
         7,751 Viisage Technology, Inc. (b) (c)...........        69,836
         2,953 Woodhead Industries, Inc...................        47,337
         6,734 X-Rite, Inc................................       107,811
         5,634 Zygo Corp. (b).............................        66,425
                                                           -------------
                                                               8,854,459
                                                           -------------

                                                              VALUE
       SHARES                                                (NOTE 1)
       -----------------------------------------------------------------

               ENERGY EQUIPMENT & SERVICES--1.9%
         3,480 Atwood Oceanics, Inc. (b).................. $     181,308
        11,968 Cal Dive International, Inc. (b) (c).......       487,696
         3,934 Carbo Ceramics, Inc. (b)...................       271,446
        23,312 Global Industries, Inc. (b) (c)............       193,257
        59,731 Grey Wolf, Inc. (b) (c)....................       314,782
         3,421 Gulf Islands Fabrication, Inc. (b).........        74,680
         4,508 Gulfmark Offshore, Inc. (b)................       100,393
        24,443 Hanover Compressor Co. (b) (c).............       345,380
        15,996 Helmerich & Payne, Inc. (c)................       544,504
         4,520 Hydril (b) (c).............................       205,705
        20,259 Input/Output, Inc. (b) (c).................       179,090
        41,450 Key Energy Services, Inc. (b) (c)..........       489,110
         9,327 Lone Star Technologies, Inc. (b)...........       312,081
         2,689 Lufkin Industries, Inc.....................       107,313
        13,093 Maverick Tube Corp. (b)....................       396,718
        23,345 Newpark Resources, Inc. (b)................       120,227
         8,585 Oceaneering International, Inc. (b)........       320,392
         6,142 Offshore Logistics, Inc. (b) (c)...........       199,431
         8,321 Oil States International, Inc. (b).........       160,512
        28,519 Parker Drilling Co. (b)....................       112,080
         3,204 RPC, Inc...................................        80,485
         6,048 Seacor Smit, Inc. (b) (c)..................       322,963
        16,381 Superior Energy Services, Inc. (b).........       252,431
         9,190 Syntroleum Corp. (b).......................        73,796
         7,798 Tetra Technologies, Inc. (b)...............       220,683
         3,958 Todco (Class A) (b)........................        72,906
        13,011 Unit Corp. (b).............................       497,150
         5,165 Universal Compression Holdings, Inc. (b)...       180,310
        10,085 Veritas DGC, Inc. (b)......................       226,005
         7,837 W-H Energy Services, Inc. (b)..............       175,235
         3,147 World Fuel Services Corp. (c)..............       156,721
                                                           -------------
                                                               7,374,790
                                                           -------------

               FOOD & STAPLES RETAILING--0.6%
        15,904 Casey's General Stores, Inc................       288,658
        10,271 Longs Drug Stores Corp. (c)................       283,171
         3,943 Nash Finch Co. (c).........................       148,888
         3,885 Pantry, Inc................................       116,900
        12,177 Pathmark Stores, Inc. (b)..................        70,748
        14,936 Performance Food Group Co. (b).............       401,928
        11,747 Ruddick Corp...............................       254,792
         4,654 Smart & Final, Inc. (b)....................        66,971
        11,945 United Natural Foods, Inc. (b).............       371,489
         3,787 Weis Markets, Inc..........................       146,065
        10,328 Wild Oats Markets, Inc. (b) (c)............        90,990
        27,474 Winn-Dixie Stores, Inc. (b) (c)............       125,007
                                                           -------------
                                                               2,365,607
                                                           -------------

               FOOD PRODUCTS--1.0%
         1,204 Alico, Inc.................................        70,458
         5,149 American Italian Pasta Co. (Class A) (c)...       119,714
         5,028 Cal-Maine Foods, Inc. (c)..................        60,788
         6,202 Central Garden & Pet Co. (b) (c)...........       258,871
        13,367 Chiquita Brands International, Inc. (b) (c)       294,876
        11,602 Corn Products International, Inc...........       621,403
        11,570 Delta & Pine Land Co.......................       315,630

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-256

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                VALUE
     SHARES                                                    (NOTE 1)
     ---------------------------------------------------------------------

             FOOD PRODUCTS--(CONTINUED)
       2,440 Farmer Brothers Co............................. $      59,146
      11,274 Flowers Foods, Inc.............................       356,033
       4,186 Gold Kist, Inc. (b)............................        57,013
       9,007 Hain Celestial Group, Inc. (b).................       186,175
       2,151 J & J Snack Foods Corp.........................       105,463
       2,128 John B Sanfilippo & Son, Inc. (c)..............        54,860
       8,557 Lancaster Colony Corp..........................       366,839
       8,560 Lance, Inc.....................................       162,897
       3,703 Peet's Coffee & Tea, Inc. (b) (c)..............        98,018
       9,054 Ralcorp Holdings, Inc. (b).....................       379,634
       3,570 Sanderson Farms, Inc. (c)......................       154,510
         140 Seabord Corp...................................       139,720
       2,812 Tejon Ranch Co. (b) (c)........................       114,730
                                                             -------------
                                                                 3,976,778
                                                             -------------

             GAS UTILITIES--1.3%
      23,817 Atmos Energy Corp..............................       651,395
       4,390 Cascade Natural Gas Corp. (c)..................        93,068
       3,232 Energysouth, Inc...............................        90,625
       7,405 Laclede Group, Inc.............................       230,666
       8,422 New Jersey Resources Corp......................       365,010
      13,954 Nicor, Inc. (c)................................       515,461
       9,122 Northwest Natural Gas Co. (c)..................       307,776
      11,889 Peoples Energy Corp. (c).......................       522,522
      24,104 Piedmont Natural Gas, Inc. (c).................       560,177
       4,856 South Jersey Industries, Inc...................       255,231
      19,708 Southern Union Co. (b).........................       472,598
      10,673 Southwest Gas Corp.............................       271,094
      15,412 WGL Holdings, Inc..............................       475,306
                                                             -------------
                                                                 4,810,929
                                                             -------------

             HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
       5,789 Abaxis, Inc. (b) (c)...........................        83,883
      11,207 Advanced Medical Optics, Inc. (b) (c)..........       461,056
       6,452 Advanced Neuromodulation Systems, Inc. (b) (c).       254,596
      15,710 Align Technology, Inc. (c).....................       168,882
       7,913 American Medical Systems Holdings, Inc. (b) (c)       330,842
       3,761 Analogic Corp. (c).............................       168,455
       6,220 Arrow International, Inc.......................       192,758
       7,063 ArthroCare Corp. (b) (c).......................       226,440
       3,353 Aspect Medical Systems, Inc. (b)...............        82,014
       6,258 Biolase Technology, Inc. (c)...................        68,024
       3,879 Biosite Diagnostics, Inc. (b) (c)..............       238,714
       4,978 Candela Corp. (c)..............................        56,550
      11,952 Cardiodynamics International Corp. (b).........        61,792
       8,536 Conceptus, Inc. (b) (c)........................        69,270
      10,292 Conmed Corp. (b) (c)...........................       292,499
      10,194 CTI Molecular Imaging, Inc. (b) (c)............       144,653
       5,630 Cyberonics, Inc. (b) (c).......................       116,654
       3,752 Datascope Corp. (c)............................       148,917
       7,238 Diagnostic Products Corp.......................       398,452
       5,881 DJ Orthopedics, Inc............................       125,971
       5,329 Dusa Pharmaceuticals, Inc. (ADR) (c)...........        76,205
      10,506 Encore Medical Corp. (b) (c)...................        71,336
       7,443 Epix Medical, Inc..............................       133,304

                                                              VALUE
        SHARES                                               (NOTE 1)
        ----------------------------------------------------------------

                HEALTH CARE EQUIPMENT & SUPPLIES--(CONTINUED)
          5,699 Haemonetics Corp. (b)..................... $     206,361
          6,535 Hologic, Inc..............................       179,516
          6,138 I-Flow Corp. (b) (c)......................       111,896
          3,486 ICU Medical, Inc. (b) (c).................        95,307
         14,256 Immucor, Inc. (b).........................       335,159
          6,341 Integra LifeSciences Holdings (b) (c).....       234,173
          8,161 Intermagnetics General Corp. (b) (c)......       207,371
          9,865 Intuitive Surgical, Inc. (b)..............       394,797
          8,171 Invacare Corp. (c)........................       377,990
          4,410 Inverness Medical Innovations, Inc. (c)...       110,691
          2,566 Kensey Nash Corp. (c).....................        88,604
          7,552 Kyphon, Inc. (b) (c)......................       194,539
          5,912 Laserscope................................       212,300
         14,443 Mentor Corp. (c)..........................       487,307
          7,309 Merit Medical Systems, Inc. (b)...........       111,681
          5,790 Molecular Devices Corp. (b)...............       116,379
          5,921 Ocular Sciences, Inc. (b).................       290,188
         11,788 Orthologic Corp...........................        73,675
         13,976 Orthovita, Inc. (b) (c)...................        58,559
          4,133 Palomar Medical Technologies, Inc. (b) (c)       107,747
          8,477 Polymedica Corp. (b)......................       316,107
          5,579 Possis Medical, Inc. (b) (c)..............        75,205
          7,689 Regeneration Technologies, Inc. (b).......        80,581
         10,301 Sola International, Inc. (b)..............       283,690
          4,710 Sonosite, Inc. (b) (c)....................       159,904
         22,273 STERIS Corp. (b)..........................       528,316
          4,540 SurModics, Inc. (b) (c)...................       147,595
         12,354 Sybron Dental Specialties, Inc. (b) (c)...       437,084
         16,368 Thoratec Corp. (b)........................       170,555
          7,610 TriPath Imaging, Inc. (b).................        68,262
         11,055 Varian, Inc. (b) (c)......................       453,366
          4,829 Ventana Medical Systems, Inc. (b).........       309,008
         10,621 Viasys Healthcare, Inc. (b)...............       201,799
         15,593 VISX, Inc. (b)............................       403,391
          2,652 Vital Signs, Inc..........................       103,216
          9,628 West Pharmaceutical Services, Inc.........       240,989
          7,075 Wilson Greatbatch Technologies, Inc. (b)..       158,621
          8,536 Wright Medical Group, Inc. (b)............       243,276
          1,694 Young Innovations, Inc....................        57,139
          2,810 Zoll Medical Corp. (b)....................        96,664
                                                           -------------
                                                              12,500,275
                                                           -------------

                HEALTH CARE PROVIDERS & SERVICES--3.6%
         13,386 Alderwoods Group, Inc.....................       152,333
          3,616 Amedisys, Inc. (b) (c)....................       117,122
          3,592 America Service Group, Inc. (b) (c).......        96,158
          9,313 American Healthways, Inc. (b) (c).........       307,701
          8,507 AMERIGROUP Corp...........................       643,640
          9,913 AmSurg Corp. (b) (c)......................       292,830
         15,932 Apria Healthcare Group, Inc. (b) (c)......       524,959
          8,145 Array Biopharma, Inc. (b).................        77,540
         34,091 Beverly Enterprises, Inc. (b) (c).........       311,933
         13,574 Centene Corp. (b).........................       384,823
          8,992 Cerner Corp. (b) (c)......................       478,105
          4,245 Chemed Corp...............................       284,882

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-257

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                   VALUE
   SHARES                                                         (NOTE 1)
   -----------------------------------------------------------------------------

           HEALTH CARE PROVIDERS & SERVICES--(CONTINUED)
     2,597 Corvel Corp. (b).................................... $      69,548
     6,425 Cross Country Healthcare, Inc. (b) (c)..............       116,164
    14,198 Curis, Inc. (b).....................................        74,113
    11,650 Dendrite International, Inc.........................       226,010
     8,729 Dyax Corp. (c)......................................        63,023
     7,463 Endocardial Solutions, Inc. (b).....................        87,317
    29,241 First Health Group Corp. (b) (c)....................       547,099
    29,783 Genelabs Technologies, Inc. (b).....................        35,740
     6,463 Genesis HealthCare Corp. (b) (c)....................       226,399
     8,301 Gentiva Health Services, Inc. (b)...................       138,793
    18,694 Hooper Holmes, Inc. (c).............................       110,668
     6,756 IDX Systems Corp. (b) (c)...........................       232,812
    16,767 Inkine Pharmaceutical, Inc. (b) (c).................        91,045
     7,360 Isolagen, Inc. (b) (c)..............................        57,923
     8,968 Kindred Healthcare, Inc. (b) (c)....................       268,592
     5,557 LabOne, Inc. (b)....................................       178,046
     5,171 LCA Vision, Inc. (c)................................       120,938
     3,296 Lifeline Systems, Inc...............................        84,905
    11,955 LifePoint Hospitals, Inc. (b) (c)...................       416,273
     8,656 Magellan Health Services, Inc. (b) (c)..............       295,689
     3,137 Matria Healthcare, Inc. (b) (c).....................       122,563
     5,649 Maximus, Inc. (b) (c)...............................       175,797
     3,413 Molina Healthcare, Inc. (b).........................       158,295
     2,378 National Healthcare Corp. (b).......................        83,943
    12,391 NDCHealth Corp......................................       230,349
    12,026 NeighborCare, Inc. (b)..............................       369,439
     8,645 Neurogen Corp. (b)..................................        80,917
     6,423 Northfield Laboratories, Inc. (b) (c)...............       144,839
    16,542 OCA, Inc. (b) (c)...................................       105,042
    11,365 Odyssey Healthcare, Inc. (b) (c)....................       155,473
     7,252 Omnicell, Inc.......................................        79,772
     3,625 Option Care, Inc. (b) (c)...........................        62,314
    12,980 Owens & Minor, Inc..................................       365,647
     8,457 Parexel International Corp. (b).....................       171,677
     7,657 Pediatrix Medical Group, Inc. (b)...................       490,431
     9,583 Per-Se Technologies, Inc. (b) (c)...................       151,699
     9,274 Priority Healthcare Corp. (Class B) (b) (c).........       201,895
    16,205 Province Healthcare Co. (b).........................       362,182
    23,469 PSS World Medical, Inc. (b) (c).....................       293,714
     3,340 Psychiatric Solutions, Inc. (b).....................       122,110
     5,686 RehabCare Group, Inc. (b) (c).......................       159,151
     5,924 Res-Care, Inc. (b)..................................        90,163
     3,509 Rigel Pharmaceuticals, Inc. (c).....................        85,690
    29,451 Select Medical Corp.................................       518,338
     3,867 SFBC International, Inc. (c)........................       152,746
     7,381 Sierra Health Services, Inc. (b) (c)................       406,767
    34,589 Stewart Enterprises, Inc. (b).......................       241,777
     5,997 Sunrise Assisted Living, Inc. (b) (c)...............       278,021
     5,719 The Advisory Board Co. (b)..........................       210,917
     9,015 United Surgical Partners International, Inc. (b) (c)       375,925
     6,095 Ventiv Health, Inc. (b).............................       123,850
    19,025 Vion Pharmaceuticals, Inc. (b) (c)..................        89,227
     3,206 Wellcare Group, Inc. (b) (c)........................       104,195
                                                                -------------
                                                                   13,877,988
                                                                -------------

                                                             VALUE
         SHARES                                             (NOTE 1)
         --------------------------------------------------------------

                 HOTELS, RESTAURANTS & LEISURE--3.2%
          17,576 Alliance Gaming Corp. (b) (c)........... $     242,725
           3,587 Ameristar Casinos, Inc..................       154,636
           8,309 Argosy Gaming Corp. (b).................       388,030
          11,071 Aztar Corp. (b).........................       386,599
           5,028 BJ's Restaurants, Inc. (c)..............        70,392
          10,695 Bob Evans Farms, Inc....................       279,567
          14,305 Boyd Gaming Corp........................       595,803
           1,974 Buffalo Wild Wings, Inc. (b)............        68,715
           5,496 California Pizza Kitchen, Inc. (b)......       126,408
          15,802 CBRL Group, Inc.........................       661,314
          12,499 CEC Entertainment, Inc. (b).............       499,585
           1,995 Churchill Downs, Inc. (c)...............        89,177
          16,960 CKE Restaurants, Inc. (b) (c)...........       246,090
           4,117 Dave & Buster's, Inc. (c)...............        83,163
           7,939 Domino's Pizza, Inc. (c)................       141,314
           9,776 Gaylord Entertainment Co. (b) (c).......       405,997
           7,076 IHOP Corp. (b) (c)......................       296,414
           5,448 Isle of Capri Casinos, Inc. (b).........       139,741
          12,159 Jack in the Box, Inc. (b)...............       448,302
          17,552 Krispy Kreme Doughnuts, Inc. (b) (c)....       221,155
          57,099 La Quinta Corp. (b) (c).................       519,030
           5,211 Lakes Entertainment, Inc. (b) (c).......        84,887
           7,740 Landry's Restaurants, Inc...............       224,924
           5,193 Lone Star Steakhouse & Saloon, Inc......       145,404
          12,790 Magna Entertainment Corp. (b) (c).......        76,996
           6,399 Marcus Corp.............................       160,871
           7,644 MTR Gaming Group, Inc...................        80,721
           7,090 Multimedia Games, Inc. (b) (c)..........       111,738
           5,425 Navigant International, Inc. (b) (c)....        66,022
           6,600 O'Charleys, Inc. (b)....................       129,030
           7,919 P.F. Chang's China Bistro, Inc. (b) (c).       446,236
           8,638 Panera Bread Co. (b) (c)................       348,284
           4,618 Papa John's International, Inc. (b) (c).       159,044
           9,814 Penn National Gaming, Inc. (b)..........       594,238
          11,581 Pinnacle Entertainment, Inc. (b)........       229,072
          10,541 Rare Hospitality International, Inc. (b)       335,836
           3,957 Red Robin Gourmet Burgers, Inc. (b).....       211,581
          14,640 Ryan's Restaurant Group, Inc. (b).......       225,749
          24,052 Scientific Games Corp...................       573,400
           7,458 Shuffle Master, Inc. (b) (c)............       351,272
          26,412 Six Flags, Inc. (b) (c).................       141,832
          18,561 Sonic Corp. (b) (c).....................       566,111
           4,311 Speedway Motorsports, Inc. (b)..........       168,905
           6,229 Sunterra Corp. (b) (c)..................        87,455
           3,230 Texas Roadhouse, Inc. (Class A) (b).....        95,447
           8,968 The Steak N Shake Co. (b)...............       180,077
          12,111 Triarc Cos., Inc. (c)...................       148,481
           6,244 Vail Resorts, Inc. (b)..................       139,990
           6,055 WMS Industries, Inc. (b) (c)............       203,085
                                                          -------------
                                                             12,350,845
                                                          -------------

                 HOUSEHOLD DURABLES--1.6%
          19,776 American Greetings Corp. (Class A)......       501,322
           3,669 Bassett Furniture Industries, Inc.......        72,004
           4,199 Beazer Homes USA, Inc. (b) (c)..........       613,936

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-258

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                             VALUE
         SHARES                                             (NOTE 1)
         --------------------------------------------------------------

                 HOUSEHOLD DURABLES--(CONTINUED)
           8,762 Blyth, Inc. (c)......................... $     259,005
           5,206 Brookfield Homes Corp...................       176,483
          22,688 Champion Enterprises, Inc. (b) (c)......       268,172
           4,197 Department 56, Inc......................        69,880
          10,531 Ethan Allen Interiors, Inc. (c).........       421,451
          18,814 Fleetwood Enterprises, Inc. (c).........       253,236
          16,624 Furniture Brands International, Inc.....       416,431
           2,348 Hooker Furniture Corp...................        53,300
          15,557 Interface, Inc..........................       155,103
           7,262 Kimball International, Inc. (Class B)...       107,550
          16,845 La-Z-Boy, Inc. (c)......................       258,908
           5,017 Levitt Corp. (Class A) (b) (c)..........       153,370
           5,181 Libbey, Inc.............................       115,070
           4,052 M/I Schottenstein Homes, Inc. (c).......       223,306
          10,164 Mathews International Corp..............       374,035
           3,216 Meritage Homes Corp. (b)................       362,443
           2,152 National Presto Industries, Inc.........        97,916
           2,894 Palm Harbor Homes, Inc. (b) (c).........        48,851
           3,258 Russ Berrie & Co., Inc..................        74,413
           2,168 Skyline Corp............................        88,454
           1,443 Stanley Furniture, Inc. (b).............        64,863
           3,091 Technical Olympic USA, Inc..............        78,449
           6,276 Tempur-Pedic International, Inc. (b) (c)       133,051
          15,987 Tupperware Corp. (c)....................       331,251
           3,770 Universal Electronics, Inc. (b).........        66,352
          10,874 WCI Communities, Inc. (c)...............       319,696
           1,351 William Lyon Homes, Inc. (c)............        94,894
                                                          -------------
                                                              6,253,195
                                                          -------------

                 HOUSEHOLD PRODUCTS--0.4%
           2,329 CSS Industries, Inc.....................        73,969
           9,322 Jarden Corp. (c)........................       404,948
          11,529 Rayovac Corp. (b) (c)...................       352,326
          15,848 The Yankee Candle Co., Inc. (b).........       525,837
           4,879 WD-40 Co................................       138,612
                                                          -------------
                                                              1,495,692
                                                          -------------

                 IT SERVICES--1.6%
          14,886 Answerthink, Inc. (b)...................        69,369
           8,657 Anteon International Corp...............       362,382
          13,177 Aspect Communications Corp. (b).........       146,792
           8,928 CACI International, Inc. (b) (c)........       608,265
           6,800 Carreker Corp. (b)......................        58,480
          16,935 Ciber, Inc. (b) (c).....................       163,253
          18,564 CSG Systems International, Inc. (b) (c).       347,147
          14,308 eResearch Technology, Inc. (c)..........       226,782
           2,077 Exponent, Inc. (b)......................        57,097
           5,604 Forrester Research, Inc. (b)............       100,536
          21,975 Gartner, Inc. (Class A) (b) (c).........       273,808
           2,559 Kanbay International, Inc. (b) (c)......        80,097
          18,071 Keane, Inc. (b).........................       265,644
          15,341 Lionbridge Technologies, Inc............       103,092
           4,402 Mantech International Corp..............       104,503
          33,626 MPS Group, Inc. (b).....................       412,255
           4,138 Ness Technologies Inc (b) (c)...........        61,656

                                                              VALUE
       SHARES                                                (NOTE 1)
       --------------------------------------------------------------------

               IT SERVICES--(CONTINUED)
         8,195 Pegasus Solutions, Inc. (b) (c)............ $     103,257
        25,993 Perot Systems Corp. (Class A) (b)..........       416,668
         8,496 ProQuest Co. (b) (c).......................       252,331
         7,049 Resources Connection, Inc. (b) (c).........       382,831
        45,866 Safeguard Scientifics, Inc. (b) (c)........        97,236
         4,224 SRA International, Inc. (b)................       271,181
         3,490 StarTek, Inc. (c)..........................        99,290
        38,267 The BISYS Group, Inc. (b) (c)..............       629,492
         4,122 Tier Technologies, Inc.....................        38,128
        28,157 Titan Corp. (b)............................       456,143
        13,466 Tyler Technologies, Inc. (c)...............       112,576
                                                           -------------
                                                               6,300,291
                                                           -------------

               INDUSTRIAL CONGLOMERATES--0.1%
         7,183 Hexcel Corp. (b) (c).......................       104,154
         4,516 Raven Industries, Inc......................        96,236
         3,627 Standex International Corp.................       103,333
        10,102 Tredegar Industries, Inc...................       204,161
                                                           -------------
                                                                 507,884
                                                           -------------

               INSURANCE--2.3%
         7,608 21st Century Insurance Group...............       103,469
         3,185 Affirmative Insurance Holdings, Inc. (c)...        53,635
        11,623 Alfa Corp..................................       176,495
         6,766 American Equity Investment Life (c)........        72,870
         2,659 American Physicians Capital, Inc. (b)......        95,777
        12,512 Amerus Group Co. (c).......................       566,794
         6,530 Argonaut Group, Inc........................       137,979
         2,528 Baldwin & Lyons, Inc. (Class B) (b)........        67,725
         4,982 Bristol West Holdings, Inc. (c)............        99,640
        10,123 Ceres Group, Inc...........................        52,235
        10,179 Citizens, Inc. (b) (c).....................        64,840
         4,378 CNA Surety Corp............................        58,446
         7,216 Commerce Group, Inc........................       440,465
        15,125 Danielson Holding Corp. (b)................       127,806
         7,575 Delphi Financial Group, Inc................       349,586
         5,117 Direct General Corp........................       164,256
         1,068 Enstar Group, Inc..........................        66,750
         3,873 FBL Financial Group, Inc...................       110,574
         2,691 FPIC Insurance Group, Inc. (c).............        95,208
         4,300 Harleysville Group, Inc....................       102,641
         9,829 Hilb, Rogal & Hamilton Co..................       356,203
        13,954 Horace Mann Educators Corp.................       266,242
         6,646 Infinity Property & Casualty Corp. (c).....       233,939
         1,242 Kansas City Life Insurance Co..............        58,747
         6,365 LandAmerica Financial Group, Inc. (c)......       343,264
         3,008 Midland Co. (c)............................        94,060
           717 National Western Life Insurance Co. (b) (c)       119,459
         2,099 Navigators Group, Inc. (c).................        63,201
        19,733 Ohio Casualty Corp. (b) (c)................       458,003
         5,403 Philadelphia Consolidated Holding Corp. (b)       357,354
        29,587 Phoenix Cos., Inc. (c).....................       369,838
         7,268 PMA Capital Corp. (c)......................        75,224
         6,818 Presidential Life Corp.....................       115,633
         8,446 ProAssurance Corp. (b).....................       330,323

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-259

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                            VALUE
          SHARES                                           (NOTE 1)
          ------------------------------------------------------------

                  INSURANCE--(CONTINUED)
            7,179 RLI Corp. (c)......................... $     298,431
            3,237 Safety Insurance Group, Inc...........       100,833
            8,330 Selective Insurance Group, Inc. (c)...       368,519
            4,247 State Auto Financial Corp.............       109,785
            5,777 Stewart Information Services Corp. (b)       240,612
            4,605 Tower Group Inc.......................        55,260
            3,014 Triad Guaranty, Inc. (b)..............       182,287
           11,376 U.S.I. Holdings Corp. (c).............       131,620
           12,101 UICI (b)..............................       410,224
            3,962 United Fire & Casualty Co. (c)........       133,559
            8,481 Universal American Financial Corp. (b)       131,201
           12,048 Vesta Insurance Group, Inc............        44,337
            3,444 Zenith National Insurance Corp. (c)...       171,649
                                                         -------------
                                                             8,626,998
                                                         -------------

                  INTERNET & CATALOG RETAIL--0.3%
            6,390 1-800-FLOWERS.COM, Inc. (b)...........        53,740
            2,240 Blair Corp............................        79,878
            6,247 Coldwater Creek, Inc. (b) (c).........       192,845
           16,452 Insight Enterprises, Inc. (b).........       337,595
            3,095 Overstock.com, Inc. (b) (c)...........       213,555
            7,398 Priceline.com, Inc. (c)...............       174,519
            6,134 Stamps.com, Inc. (c)..................        97,162
            6,618 The J. Jill Group, Inc. (b)...........        98,542
            5,481 ValueVision Media, Inc. (b) (c).......        76,241
                                                         -------------
                                                             1,324,077
                                                         -------------

                  INTERNET SOFTWARE & SERVICES--2.4%
           16,292 Agile Software Corp. (b)..............       133,106
           15,421 aQuantive, Inc. (b) (c)...............       137,864
           19,408 Ariba, Inc. (b) (c)...................       322,173
            9,910 AsiaInfo Holdings, Inc. (b) (c).......        59,064
           11,911 Autobytel, Inc........................        71,942
          105,967 CMGI, Inc.............................       270,216
           40,702 CNET Networks, Inc. (b) (c)...........       457,084
           10,363 Digital Insight Corp. (b) (c).........       190,679
            9,661 Digital River, Inc. (b) (c)...........       401,994
           17,397 Digitas, Inc. (b).....................       166,141
           38,717 DoubleClick, Inc. (b).................       301,218
           41,991 EarthLink, Inc. (b) (c)...............       483,736
            5,048 eCollege.com, Inc. (c)................        57,345
            3,207 Equinix, Inc. (b) (c).................       137,067
           11,072 F5 Networks, Inc. (b).................       539,428
            8,290 FindWhat.com (c)......................       146,982
            5,680 GSI Commerce, Inc. (b)................       100,990
           36,939 HomeStore, Inc........................       111,925
            5,299 Infocrossing, Inc. (b) (c)............        89,712
           10,210 InfoSpace, Inc. (b) (c)...............       485,486
           12,665 Internet Cap Group, Inc. (c)..........       113,985
           12,710 Internet Security Systems, Inc. (b)...       295,508
           14,801 Interwoven, Inc.......................       161,035
           14,401 iPass, Inc. (b).......................       106,567
            5,477 J2 Global Communications, Inc. (b) (c)       188,957
            5,300 Jupitermedia Corp. (b) (c)............       126,034
            6,539 Keynote Systems, Inc. (b).............        91,023

                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                 INTERNET SOFTWARE & SERVICES--(CONTINUED)
          15,318 MatrixOne, Inc. (b) (c)................ $     100,333
           3,785 Netratings, Inc. (b)...................        72,558
          10,821 NIC, Inc. (c)..........................        54,971
          21,377 Openwave Systems, Inc. (c).............       330,488
          15,932 Opsware, Inc. (c)......................       116,941
           1,900 ProcureNet, Inc. (b) (i)...............             0
          36,191 RealNetworks, Inc. (b) (c).............       239,584
          21,112 Retek, Inc. (b)........................       129,839
          21,159 S1 Corp. (b)...........................       191,701
          25,464 Sapient Corp. (b) (c)..................       201,420
          17,792 SeeBeyond Technology Corp. (b) (c).....        63,695
           6,699 Sohu.com, Inc. (c).....................       118,639
          17,115 SonicWall, Inc. (b)....................       108,167
           6,155 Stellent, Inc. (c).....................        54,287
          10,534 SupportSoft, Inc. (b) (c)..............        70,156
          11,063 Trizetto Group, Inc. (b)...............       105,099
          17,037 United Online, Inc. (b) (c)............       196,437
          23,603 ValueClick, Inc. (b)...................       314,628
          94,059 Vignette Corp. (b).....................       130,742
          10,034 WatchGuard Technologies, Inc. (b)......        44,451
           9,227 WebEx Communications, Inc. (b) (c).....       219,418
          15,045 webMethods, Inc. (b)...................       108,474
           6,982 Websense, Inc. (b).....................       354,127
                                                         -------------
                                                             9,073,416
                                                         -------------

                 INVESTMENT COMPANY--3.5%
         103,500 iShares Russell 2000 Index Fund (c)....    13,403,250
                                                         -------------

                 LEISURE EQUIPMENT & PRODUCTS--0.7%
           5,107 Action Performance Cos., Inc. (b) (c)..        56,126
           1,945 Ambassadors Group, Inc.................        69,261
           5,294 Arctic Cat, Inc. (c)...................       140,397
          23,431 Callaway Golf Co. (c)..................       316,318
           2,540 Carmike Cinemas, Inc...................        92,710
           8,157 JAKKS Pacific, Inc. (b) (c)............       180,351
          13,370 K2, Inc. (b)...........................       212,316
           8,915 Leapfrog Enterprises, Inc. (b) (c).....       121,244
           3,931 Life Time Fitness, Inc. (b)............       101,734
           3,037 Marine Products Corp...................        79,296
          14,958 Midway Games, Inc. (b) (c).............       157,059
           9,454 Nautilus Group, Inc. (c)...............       228,503
           8,234 Oakley, Inc. (b) (c)...................       104,984
           5,321 RC2 Corp. (b) (c)......................       173,465
          16,990 SCP Pool Corp..........................       541,981
           1,647 Steinway Musical Instructions, Inc. (b)        47,664
           7,119 Sturm Ruger & Co., Inc.................        64,285
          10,089 The Topps Co., Inc. (b)................        98,368
                                                         -------------
                                                             2,786,062
                                                         -------------

                 MACHINERY--3.4%
           7,507 Actuant Corp. (b) (c)..................       391,490
           7,910 Albany International Corp. (Class A)...       278,116
          11,634 AptarGroup, Inc........................       614,042
           3,907 Astec Industries, Inc..................        67,239
           2,339 ASV, Inc. (c)..........................       112,038

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-260

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                          VALUE
            SHARES                                       (NOTE 1)
            --------------------------------------------------------

                    MACHINERY--(CONTINUED)
              4,383 Barnes Group, Inc................. $     116,193
              3,974 Bucyrus International, Inc........       161,503
              3,418 Cascade Corp. (c).................       136,549
              5,160 Ceradyne, Inc. (c)................       295,204
              4,125 Circor International, Inc.........        95,535
              7,793 CLARCOR, Inc......................       426,823
              5,045 CUNO, Inc. (b)....................       299,673
              6,808 Enpro Industries, Inc.............       201,313
              4,261 ESCO Technologies, Inc. (b).......       326,606
             14,461 Federal Signal Corp. (c)..........       255,381
             16,684 Flowserve Corp. (b)...............       459,477
              6,773 Gardner Denver, Inc. (b)..........       245,792
              4,175 Gorman-Rupp Co....................        96,025
             15,948 IDEX Corp.........................       645,894
             12,744 JLG Industries, Inc. (c)..........       250,165
             15,603 Joy Global, Inc. (c)..............       677,638
              4,243 Kadant, Inc. (b)..................        86,981
              9,027 Kaydon Corp.......................       298,071
             11,800 Kennametal, Inc...................       587,286
             11,429 Lincoln Electric Holdings, Inc....       394,758
              3,885 Lindsay Manufacturing Co. (c).....       100,544
              1,474 Middleby Corp. (b) (c)............        74,761
             10,807 Mueller Industries, Inc. (b)......       347,985
              1,294 NACCO Industries, Inc.............       136,388
              9,085 Nordson Corp......................       364,036
             11,743 Rae Systems, Inc. (b) (c).........        85,724
              8,533 Reliance Steel & Aluminum Co. (c).       332,446
              3,590 Robbins & Myers, Inc. (c).........        85,550
              3,084 Sauer-Danfoss, Inc................        67,262
              9,373 Stewart & Stevenson Services, Inc.       189,616
              5,738 Tecumseh Products Co. (Class A)...       274,276
              2,033 Tennant Co........................        80,608
             15,505 Terex Corp. (b)...................       738,813
              8,051 The Manitowoc Co., Inc............       303,120
              4,701 Thomas Industries, Inc............       187,664
              7,019 Toro Co...........................       570,996
             11,033 Trinity Industries, Inc. (c)......       376,005
             16,327 Unova, Inc. (b) (c)...............       412,910
              4,870 Valmont Industries, Inc. (c)......       122,286
              9,125 Wabash National Corp. (c).........       245,736
             12,469 Wabtec Corp.......................       265,839
              7,719 Watts Industries, Inc. (c)........       248,861
                                                       -------------
                                                          13,131,218
                                                       -------------

                    MARINE--0.2%
             13,244 Alexander & Baldwin, Inc. (c).....       561,810
              6,984 Kirby Corp. (b)...................       309,950
                                                       -------------
                                                             871,760
                                                       -------------

                    MEDIA--2.0%
              4,058 4Kids Entertainment, Inc. (b) (c).        85,299
              9,180 ADVO, Inc.........................       327,267
              9,299 Arbitron, Inc. (b)................       364,335
             16,724 Catalina Marketing Corp. (c)......       495,532
             79,651 Charter Communications, Inc. (c)..       178,418

                                                                VALUE
     SHARES                                                    (NOTE 1)
     ---------------------------------------------------------------------

             MEDIA--(CONTINUED)
       2,356 Courier Corp................................... $     122,324
      15,336 Cumulus Media, Inc. (b) (c)....................       231,267
       5,471 Digital Theater Systems, Inc. (c)..............       110,131
      15,803 Emmis Communications Corp. (Class A) (b).......       303,260
      15,804 Entravision Communications Corp. (Class A) (b).       131,963
       2,146 Fisher Communications, Inc.....................       104,897
      14,290 Gray Television, Inc...........................       221,495
         259 Grey Global Group, Inc.........................       284,897
      14,126 Harris Interactive, Inc. (b)...................       111,595
      18,396 Hollinger International, Inc. (c)..............       288,449
      15,080 Insight Communications, Inc. (b) (c)...........       139,792
       4,159 Intermix Media, Inc. (b).......................        23,498
       6,619 Journal Communications, Inc. (b)...............       119,605
      13,471 Journal Register Co. (b).......................       260,394
       4,757 Liberty Corp...................................       209,118
       9,565 LIN TV Corp. (b) (c)...........................       182,692
       4,834 LodgeNet Entertainment Corp. (b)...............        85,513
       3,998 Martha Stewart Living Omnimedia, Inc. (b) (c)..       116,022
      21,028 Mediacom Communications Corp. (b) (c)..........       131,425
       4,893 Playboy Enterprises, Inc. (Class B) (b) (c)....        60,135
      43,698 Primedia, Inc. (c).............................       166,052
       2,735 Pulitzer, Inc. (c).............................       177,365
       7,078 R. H. Donnelley Corp. (b) (c)..................       417,956
      11,681 Regent Communications, Inc. (b)................        61,909
       5,839 Saga Communications, Inc. (b)..................        98,387
       3,659 Salem Communications Corp. (Class A) (b).......        91,292
       9,684 Scholastic Corp. (b)...........................       357,921
      14,985 Sinclair Broadcast Group, Inc. (b).............       138,012
       6,632 Source Interlink Cos., Inc. (b)................        88,073
      11,410 Spanish Broadcasting Systems, Inc. (b).........       120,490
      31,535 The Reader's Digest Association, Inc. (Class A)       438,652
       2,927 Thomas Nelson, Inc. (c)........................        66,150
      12,026 TiVo, Inc. (b) (c).............................        70,593
      16,599 Valassis Communications, Inc. (b)..............       581,131
       4,291 World Wrestling Entertainment, Inc. (b)........        52,050
       4,552 Young Broadcasting, Inc. (b) (c)...............        48,069
                                                             -------------
                                                                 7,663,425
                                                             -------------

             METALS & MINING--1.7%
      32,087 AK Steel Holding Corp. (b) (c).................       464,299
       4,658 Aleris International, Inc. (b) (c).............        78,813
      29,950 Allegheny Technologies, Inc....................       649,017
       6,834 AMCOL International Corp.......................       137,295
       6,088 Brush Engineered Material, Inc. (b)............       112,628
       7,590 Carpenter Technology Corp......................       443,711
       6,485 Century Aluminum Co. (c).......................       170,296
       3,243 Cleveland Cliffs, Inc. (c).....................       336,818
      67,699 Coeur D'Alene Mines Corp. (c)..................       266,057
       8,935 Commercial Metals Co...........................       451,754
       4,983 Compass Minerals International, Inc............       120,738
       7,620 Gibraltar Industries, Inc......................       179,973
      38,880 Hecla Mining Co. (c)...........................       226,670
       5,790 Metal Management, Inc. (c).....................       155,577
       6,635 Metals USA, Inc. (b) (c).......................       123,079
       5,614 NN, Inc........................................        74,161

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-261

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                           VALUE
          SHARES                                          (NOTE 1)
          -----------------------------------------------------------

                  METALS & MINING--(CONTINUED)
            6,060 NS Group, Inc. (b) (c)............... $     168,468
            8,702 Oregon Steel Mills, Inc. (b) (c).....       176,564
            4,852 Quanex Corp. (c).....................       332,702
            5,285 Royal Gold, Inc. (c).................        96,398
            6,797 RTI International Metals, Inc. (b)...       139,610
            7,775 Ryerson Tull, Inc. (c)...............       122,456
            6,346 Schnitzer Steel Industries, Inc. (c).       215,320
           11,625 Steel Dynamics, Inc. (c).............       440,355
            3,366 Steel Technologies, Inc. (b) (c).....        92,599
           12,963 Stillwater Mining Co. (b) (c)........       145,963
            2,203 Titanium Metals Corp. (b) (c)........        53,181
           26,522 USEC, Inc............................       256,998
            2,651 Wheeling-Pittsburgh Corp. (b) (c)....       102,170
                                                        -------------
                                                            6,333,670
                                                        -------------

                  MULTI-UTILITIES--0.6%
           74,687 Aquila, Inc. (b) (c).................       275,595
           14,542 Avista Corp..........................       256,957
          131,826 Calpine Corp. (b) (c)................       519,395
           60,420 CMS Energy Corp. (b) (c).............       631,389
           11,374 Energen Corp.........................       670,497
                                                        -------------
                                                            2,353,833
                                                        -------------

                  MULTILINE RETAIL--0.2%
           15,777 99 Cents Only Stores (b) (c).........       254,956
           13,765 Fred's, Inc. (c).....................       239,511
            9,069 ShopKo Stores, Inc. (b)..............       169,409
            8,286 Tuesday Morning Corp. (b)............       253,800
                                                        -------------
                                                              917,676
                                                        -------------

                  OIL & GAS--2.9%
            5,627 Berry Petroleum Co. (b) (c)..........       268,408
            7,247 Brigham Exploration Co. (b) (c)......        65,223
           10,438 Cabot Oil & Gas Corp.................       461,881
            4,125 Callon Petroleum Co. (b).............        59,647
            7,981 Cheniere Energy, Inc. (b) (c)........       508,390
           13,034 Cimarex Energy Co. (b)...............       493,989
           10,637 Comstock Resources, Inc. (b).........       234,546
            5,181 Delta Petroleum Corp. (b) (c)........        81,238
           17,365 Denbury Resources, Inc. (b)..........       476,669
            4,235 Edge Petroleum Corp. (b).............        61,746
            4,200 Education Lending Group, Inc. (b) (c)        65,142
            7,156 Encore Aquisition Co. (b)............       249,816
            6,784 Energy Partners, Ltd. (b) (c)........       137,512
           15,805 Forest Oil Corp. (b).................       501,335
            8,619 Frontier Oil Corp. (c)...............       229,783
            8,709 FX Energy, Inc. (b) (c)..............       101,721
            3,544 Giant Industries, Inc. (b) (c).......        93,951
            6,432 Holly Corp. (c)......................       179,260
            4,008 Houston Exploration Co. (b)..........       225,690
           14,934 KCS Energy, Inc. (b) (c).............       220,724
           25,812 Magnum Hunter Resources, Inc. (b) (c)       332,975
            4,011 McMoran Exploration Co. (b) (c)......        75,006
           19,468 Meridian Resource Corp. (b) (c)......       117,781

                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                 OIL & GAS--(CONTINUED)
          13,199 Mission Resources Corp. (b)............ $      77,082
           8,618 Overseas Shipholding Group, Inc........       475,714
           5,791 Penn Virginia Corp.....................       234,941
           5,229 Petroleum Development Corp.............       201,683
          25,043 Plains Exploration & Production Co. (b)       651,118
           9,308 Quicksilver Resources, Inc. (b) (c)....       342,348
          20,296 Range Resources Corp. (c)..............       415,256
           6,868 Remington Oil Gas Corp. (b)............       187,153
           5,263 Resource America, Inc. (c).............       171,047
          10,964 Southwestern Energy Co. (b)............       555,765
           7,514 Spinnaker Exploration Co. (b)..........       263,516
           9,540 St. Mary Land & Exploration Co. (c)....       398,200
           7,009 Stone Energy Corp. (b).................       316,036
           8,423 Swift Energy Co. (b)...................       243,762
          21,765 Tesoro Petroleum Corp. (b).............       693,433
          17,552 Vintage Petroleum, Inc.................       398,255
           8,368 Whiting Petroleum Corp. (b)............       253,132
                                                         -------------
                                                            11,120,874
                                                         -------------

                 PAPER & FOREST PRODUCTS--0.4%
           8,960 Buckeye Technologies, Inc. (b).........       116,570
           3,743 Deltic Timber Corp. (b) (c)............       158,890
           9,400 Glatfelter (c).........................       143,632
           5,609 Pope & Talbot, Inc.....................        95,970
           9,301 Potlatch Corp. (c).....................       470,444
           4,343 Schweitzer-Mauduit International, Inc..       147,445
          14,665 Wausau-Mosinee Paper Corp..............       261,917
                                                         -------------
                                                             1,394,868
                                                         -------------

                 PERSONAL PRODUCTS--0.4%
           5,452 Chattem, Inc. (b) (c)..................       180,461
           1,701 DEL Laboratories, Inc. (c).............        59,110
           7,262 Elizabeth Arden, Inc. (b) (c)..........       172,400
          12,513 Harvest Natural Resources, Inc.........       216,099
           4,832 Mannatech, Inc. (c)....................        92,001
           3,864 Nature's Sunshine Products, Inc. (c)...        78,671
          16,776 NU Skin Enterprises, Inc...............       425,775
           9,893 Playtex Products, Inc. (b).............        79,045
          47,536 Revlon, Inc. (b).......................       109,333
           2,959 USANA Health Sciences, Inc. (c)........       101,198
                                                         -------------
                                                             1,514,093
                                                         -------------

                 PHARMACEUTICALS--1.9%
           5,613 Able Laboratories, Inc. (c)............       127,696
          13,429 Adolor Corp. (b) (c)...................       133,216
          28,720 Alkermes, Inc. (b) (c).................       404,665
          13,761 Alpharma, Inc..........................       233,249
           7,941 Antigenics, Inc. (b) (c)...............        80,363
          14,575 Ariad Pharmaceuticals, Inc. (b) (c)....       108,292
          12,957 AtheroGenics, Inc. (c).................       305,267
           5,447 Bentley Pharmaceuticals, Inc. (c)......        58,555
           5,194 Bone Care International, Inc. (b) (c)..       144,653
           4,061 Bradley Pharmaceuticals, Inc. (b) (c)..        78,783
          10,000 Connetics Corp. (b) (c)................       242,900

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-262

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                VALUE
     SHARES                                                    (NOTE 1)
     ---------------------------------------------------------------------

             PHARMACEUTICALS--(CONTINUED)
       9,721 Cypress Biosciences, Inc. (b).................. $     136,677
      12,664 Discovery Laboratories, Inc....................       100,426
       4,445 DOV Pharmaceutical, Inc. (c)...................        80,232
       8,584 First Horizon Pharmaceutical (b) (c)...........       196,488
      17,970 Genaera Corp. (b) (c)..........................        61,457
      15,206 Guilford Pharmaceuticals, Inc. (b) (c).........        75,270
       5,381 HealthExtras, Inc. (b) (c).....................        87,710
       4,898 Hollis-Eden Pharmaceuticals, Inc. (c)..........        46,139
      15,628 Impax Laboratories, Inc. (b) (c)...............       248,173
      12,311 Inspire Pharmaceutical, Inc. (b)...............       206,456
      11,199 K-V Pharmaceutical Co. (Class A) (b) (c).......       246,938
      23,637 Ligand Pharmaceuticals, Inc. (Class B) (b) (c).       275,135
       4,398 Mannkind Corp. (b) (c).........................        69,269
       3,376 Nitromed, Inc. (b) (c).........................        89,970
       7,233 Noven Pharmaceuticals, Inc. (b)................       123,395
      12,013 NPS Pharmaceuticals, Inc. (b) (c)..............       219,598
      20,236 Oscient Pharmaceuticals Corp. (b)..............        73,861
       8,321 Pain Therapeutics, Inc. (b) (c)................        59,994
      13,003 Palatin Technologies, Inc......................        34,588
      10,957 Par Pharmaceutical Cos., Inc. (b)..............       453,401
       5,789 Penwest Pharmaceuticals Co. (b) (c)............        69,237
      21,707 Perrigo Co.....................................       374,880
       6,732 Pharmacyclics, Inc. (b) (c)....................        70,484
       4,783 Pharmion Corp. (b) (c).........................       201,890
      29,162 Pharmos Corp. (b) (c)..........................        41,410
       7,383 Pozen, Inc. (b) (c)............................        53,674
      10,936 Salix Pharmaceuticals, Ltd. (c)................       192,364
      10,310 Star Scientific, Inc. (b) (c)..................        52,426
      11,320 Supergen, Inc. (b) (c).........................        79,806
      14,808 The Medicines Co. (b) (c)......................       426,470
       4,867 Trimeris, Inc. (b) (c).........................        68,965
      26,719 Valeant Pharmaceuticals International, Inc. (c)       704,046
      15,418 Zila, Inc. (b).................................        65,989
                                                             -------------
                                                                 7,204,457
                                                             -------------

             REAL ESTATE--6.9%
      11,275 Aames Investment Corp. (REIT) (c)..............       120,643
       8,031 Acadia Realty Trust (REIT).....................       130,905
       8,033 Affordable Residential Communities (REIT) (c)..       115,274
         712 Alexander's, Inc. (REIT) (b) (c)...............       153,080
       5,881 Alexandria Real Estate Equities, Inc. (REIT)...       437,664
       3,997 American Campus Communities, Inc. (REIT).......        89,893
      34,894 American Financial Realty Trust (REIT).........       564,585
      10,923 American Home Mortgage Investment Corp. (REIT).       374,113
       8,125 AMLI Residential Properties Trust (REIT) (c)...       260,000
      17,065 Anthracite Capital, Inc. (REIT) (c)............       210,923
      13,991 Anworth Mortgage Asset Corp. (REIT) (c)........       149,844
       2,373 Arbor Realty Trust, Inc. (REIT) (b)............        58,233
       6,766 Ashford Hospitality Trust, Inc. (REIT).........        73,546
       1,399 Avatar Holding, Inc. (b) (c)...................        67,292
       4,713 Bedford Property Investors, Inc. (REIT) (c)....       133,896
       4,855 Bimini Management, Inc. (REIT).................        77,971
       8,757 BioMed Realty Trust, Inc. (REIT) (c)...........       194,493
       5,473 Bluegreen Corp. (b) (c)........................       108,530
      15,113 Brandywine Realty Trust (REIT) (b).............       444,171

                                                                  VALUE
    SHARES                                                       (NOTE 1)
    ------------------------------------------------------------------------

            REAL ESTATE--(CONTINUED)
     10,404 Capital Automotive (REIT)......................... $     369,602
      7,524 Capital Lease Funding, Inc. (REIT) (c)............        94,050
      3,168 Capital Trust, Inc. (REIT) (c)....................        97,289
      4,958 Capstead Mortgage Corp. (REIT) (c)................        52,257
     17,283 CarrAmerica Realty Corp. (REIT)...................       570,339
      8,042 CB Richard Ellis Group, Inc. (b)..................       269,809
      5,543 Cedar Shopping Centers, Inc. (REIT)...............        79,265
      6,234 Colonial Properties Trust (REIT) (c)..............       244,809
     15,740 Commercial Net Lease Realty (REIT)................       324,244
      2,042 Consolidated Tomoka Land Co.......................        87,806
     15,065 Cornerstone Realty Income Trust, Inc. (REIT)......       150,349
     10,355 Corporate Office Properties Trust (REIT) (c)......       303,919
      3,708 Correctional Properties Trust (REIT)..............       107,087
     11,460 Cousins Properties, Inc. (REIT)...................       346,894
      8,360 CRT Properties, Inc. (REIT).......................       199,470
      6,160 Digital Realty Trust, Inc. (REIT).................        82,975
      6,425 EastGroup Properties, Inc. (REIT) (c).............       246,206
      7,169 Entertainment Properties Trust (REIT) (c).........       319,379
     13,405 Equity Inns, Inc. (REIT)..........................       157,375
      5,539 Equity Lifestyle Properties, Inc. (REIT) (c)......       198,019
      9,921 Equity One, Inc. (REIT)...........................       235,425
      7,281 Essex Property Trust, Inc. (REIT).................       610,148
      6,621 Extra Space Storage, Inc. (REIT) (c)..............        88,258
     14,930 FelCor Lodging Trust, Inc. (REIT) (c).............       218,725
     12,667 First Industrial Realty Trust, Inc. (REIT) (c)....       515,927
      9,807 Gables Residential Trust (REIT)...................       350,993
      6,406 Getty Realty Corp. (REIT).........................       184,044
      8,997 Glenborough Realty Trust, Inc. (REIT).............       191,456
     10,960 Glimcher Realty Trust (REIT) (c)..................       303,702
      3,174 Global Signal, Inc. (REIT) (c)....................        87,412
      8,806 GMH Communities Trust (REIT)......................       124,165
      6,482 Government Properties Trust, Inc. (REIT) (c)......        63,913
     14,975 Healthcare Realty Trust, Inc. (REIT)..............       609,482
      8,714 Heritage Property Investment Trust, Inc. (REIT)...       279,632
     11,307 Highland Hospitality Corp. (REIT).................       127,091
     16,888 Highwoods Properties, Inc. (REIT).................       467,798
      9,766 Home Properties of New York, Inc. (REIT)..........       419,938
     11,206 HomeBanc Corp. (REIT).............................       108,474
     20,757 IMPAC Mortage Holdings, Inc. (REIT)...............       470,561
      8,950 Innkeepers USA Trust (REIT).......................       127,090
     12,856 Investors Real Estate Trust (REIT)................       134,859
      9,594 Jones Lang LaSalle, Inc. (b)......................       358,912
      9,173 Kilroy Realty Corp. (REIT)........................       392,146
      5,661 Kite Realty Group Trust (REIT)....................        86,500
      8,485 Kramont Realty Trust (REIT).......................       198,549
      8,909 LaSalle Hotel Properties (REIT)...................       283,573
     15,085 Lexington Corporate Properties Trust (REIT).......       340,619
      5,486 LNR Property Corp.................................       345,124
      4,753 LTC Properties, Inc. (REIT).......................        94,632
     11,837 Luminent Mortgage Capital, Inc. (c)...............       140,860
     10,875 Maguire Properties, Inc. (REIT) (c)...............       298,628
     27,812 MeriStar Hospitality Corp. (REIT).................       232,230
     24,162 MFA Mortgage Investment, Inc. (REIT)..............       213,109
      5,736 Mid-America Apartment Communities, Inc. (REIT) (c)       236,438
      6,339 Mission West Properties, Inc. (REIT) (c)..........        67,447

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-263

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                                   VALUE
  SHARES                                                          (NOTE 1)
  ---------------------------------------------------------------------------

          REAL ESTATE--(CONTINUED)
    6,746 National Health Investors, Inc. (REIT) (b)........... $     196,848
   20,837 Nationwide Health Properties, Inc. (REIT)............       494,879
   12,408 New Century Financial Corp. (REIT) (c)...............       792,995
   10,790 Newcastle Investment Corp. (REIT)....................       342,906
    7,683 Novastar Financial, Inc. (REIT) (c)..................       380,309
   15,032 Omega Healthcare Investors, Inc. (REIT)..............       177,378
    3,560 Parkway Properties, Inc. (REIT)......................       180,670
   10,295 Pennsylvania Real Estate Investment Trust (REIT).....       440,626
   12,685 Post Properties, Inc. (REIT).........................       442,706
   14,162 Prentiss Properties Trust (REIT).....................       540,988
    4,969 PS Business Parks, Inc. (REIT) (c)...................       224,102
    7,833 RAIT Investment Trust (REIT).........................       219,089
    4,666 Ramco-Gershenson Property Trust (REIT)...............       150,479
   12,598 Realty Income Corp. (REIT) (c).......................       637,207
    5,541 Redwood Trust, Inc. (REIT)...........................       344,041
    3,616 Saul Centers, Inc. (REIT)............................       138,312
   15,351 Saxon Capital, Inc. (REIT)...........................       368,270
   17,568 Senior Housing Properties Trust (REIT) (c)...........       332,738
    4,943 Sovran Self Storage, Inc. (REIT).....................       208,298
    6,612 Strategic Hotel Capital, Inc. (REIT) (c).............       109,098
    9,733 Summit Properties, Inc. (REIT).......................       316,906
    4,815 Sun Communities, Inc. (REIT).........................       193,804
    6,789 Sunstone Hotel Investments, Inc. (REIT) (b)..........       141,075
    8,784 Tanger Factory Outlet Centers, Inc. (REIT)...........       232,425
   15,638 Taubman Centers, Inc. (REIT).........................       468,358
    4,740 The Town & Country Trust (REIT) (c)..................       130,966
   10,225 Trammell Crow Co. (b)................................       185,175
    7,967 U-Store-It Trust (REIT) (c)..........................       138,227
    8,052 U.S. Restaurant Properties, Inc. (REIT) (c)..........       145,419
    3,614 Universal Health Realty Income Trust, Inc. (REIT) (c)       116,118
    6,696 Urstadt Biddle Properties, Inc. (REIT)...............       114,167
   13,659 Washington Real Estate Investment Trust (REIT) (c)...       462,630
    7,812 Winston Hotels, Inc.(REIT) (c).......................        92,260
                                                                -------------
                                                                   26,533,528
                                                                -------------

          ROAD & RAIL--1.4%
    7,727 Arkansas Best Corp. (b) (c)..........................       346,865
    3,030 Covenant Transport, Inc. (b).........................        63,085
    8,318 Dollar Thrifty Automotive Group, Inc. (b)............       251,204
    6,933 Florida East Coast Indiana, Inc. (c).................       312,678
    6,063 Genesee & Wyoming, Inc. (b)..........................       170,552
   13,348 Heartland Express, Inc. (b) (c)......................       299,930
   18,824 Kansas City Southern Industries, Inc. (b) (c)........       333,749
   10,814 Knight Transportation, Inc. (b)......................       268,187
   33,125 Laidlaw International, Inc. (b)......................       708,875
    9,347 Landstar System, Inc. (b)............................       688,313
    3,152 Marten Transport, Ltd. (b)...........................        71,645
    5,547 Old Dominion Freight Line, Inc. (b)..................       193,036
    9,020 Pacer International, Inc.............................       191,765
    2,239 PDI, Inc.............................................        49,885
   12,004 RailAmerica, Inc. (b) (c)............................       156,652
    4,969 SCS Transportation, Inc..............................       116,125
   15,956 Swift Transportation Co., Inc. (b) (c)...............       342,735
    8,299 USF Corp.............................................       314,947

                                                              VALUE
        SHARES                                               (NOTE 1)
        ----------------------------------------------------------------

                ROAD & RAIL--(CONTINUED)
         15,392 Werner Enterprises, Inc................... $     348,475
                                                           -------------
                                                               5,228,703
                                                           -------------

                SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--3.1%
          8,453 Actel Corp. (b) (c).......................       148,266
          3,170 ADE Corp. (b) (c).........................        59,342
          5,562 Advanced Energy Industries, Inc. (b) (c)..        50,781
         10,109 AMIS Holdings, Inc. (b)...................       167,001
         16,323 Asyst Technologies, Inc. (b)..............        83,084
          9,517 ATMI, Inc. (b) (c)........................       214,418
         34,912 Axcelis Technologies, Inc. (b)............       283,835
         15,356 Brooks Automation, Inc. (b) (c)...........       264,430
          7,983 Cabot Microelectronics Corp. (b) (c)......       319,719
          7,052 California Micro Devices Corp. (b)........        49,999
         24,607 Cirrus Logic, Inc. (b) (c)................       135,585
          6,914 Cohu, Inc.................................       128,324
         30,683 Credence Systems Corp. (b) (c)............       280,749
         11,512 Cymer, Inc. (b) (c).......................       340,064
          2,228 Diodes, Inc. (c)..........................        50,420
          9,744 DSP Group, Inc. (b).......................       217,583
          3,951 Dupont Photomasks, Inc. (b) (c)...........       104,346
         26,223 Emulex Corp. (b) (c)......................       441,595
         14,120 Entegris, Inc. (b)........................       140,494
         11,737 ESS Technology, Inc. (b)..................        83,450
         14,200 Exar Corp. (b)............................       201,498
          7,395 FEI Co. (b)...............................       155,295
          8,975 FormFactor, Inc. (b) (c)..................       243,581
         12,064 Genesis Microchip, Inc. (c)...............       195,678
          9,273 Helix Technology Corp.....................       161,257
         33,601 Integrated Device Technology, Inc. (b) (c)       388,428
         12,062 Integrated Silicon Solution, Inc. (b) (c).        98,908
         22,880 Kopin Corp. (b)...........................        88,546
         17,667 Kulicke & Soffa Industries, Inc. (b) (c)..       152,289
         35,882 Lattice Semiconductor Corp. (b) (c).......       204,527
         15,723 LTX Corp. (b) (c).........................       120,910
         13,025 Mattson Technology, Inc. (b) (c)..........       146,661
         21,960 Micrel, Inc. (b) (c)......................       241,999
         20,544 Microsemi Corp. (b).......................       356,644
         16,160 Microtune, Inc. (b) (c)...................        98,738
         33,697 Mindspeed Technologies, Inc. (c)..........        93,678
         13,635 MIPS Technologies, Inc. (b) (c)...........       134,305
         10,424 MKS Instruments, Inc. (b).................       193,365
         13,263 Mykrolis Corp.............................       187,937
         16,788 OmniVision Technologies, Inc. (b) (c).....       308,060
         38,899 ON Semiconductor Corp. (b) (c)............       176,601
          5,114 PDF Solutions, Inc. (c)...................        82,387
          6,962 Pericom Semiconductor Corp. (b)...........        65,652
          9,583 Photronics, Inc. (b) (c)..................       158,119
         13,479 Pixelworks, Inc. (b) (c)..................       152,852
          6,528 PLX Technology, Inc. (b)..................        67,891
          1,922 PortalPlayer, Inc. (b)....................        47,435
          9,121 Power Integrations, Inc. (b)..............       180,413
         60,946 RF Micro Devices, Inc. (b) (c)............       416,871
          3,886 Rudolph Technologies, Inc. (b) (c)........        66,723

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-264

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                               VALUE
       SHARES                                                 (NOTE 1)
       ------------------------------------------------------------------

               SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--(CONTINUED)
         7,937 Sigmatel, Inc. (b).......................... $     282,002
        24,644 Silicon Image, Inc. (b).....................       405,640
        28,215 Silicon Storage Technology, Inc. (b)........       167,879
         2,089 Siliconix, Inc. (b).........................        76,228
         3,789 SiRF Technology Holdings, Inc. (b) (c)......        48,196
        47,458 Skyworks Solutions, Inc. (b) (c)............       447,529
         6,018 Standard Microsystems Corp. (b).............       107,301
         3,144 Supertex, Inc. (b)..........................        68,225
         7,847 Tessera Technologies, Inc. (b)..............       291,987
        52,041 Transmeta Corp. (c).........................        84,827
         6,244 Trident Microsystems, Inc. (b) (c)..........       104,400
        47,255 TriQuint Semiconductor, Inc. (b) (c)........       210,285
         7,164 Ultratech, Inc. (b).........................       135,041
        11,577 Varian Semiconductor Equipment, Inc. (b)....       426,612
        72,887 Vitesse Semiconductor Corp. (c).............       257,291
        14,401 Zoran Corp. (b) (c).........................       166,764
                                                            -------------
                                                               12,030,940
                                                            -------------

               SOFTWARE--3.4%
        17,605 Actuate Corp. (b)...........................        44,893
         7,677 Advent Software, Inc. (b)...................       157,225
         8,713 Allscripts Heathcare Solutions, Inc. (b) (c)        92,968
         6,720 Altiris, Inc. (b) (c).......................       238,090
         9,300 ANSYS, Inc..................................       298,158
        20,569 Ascential Software Corp. (b)................       335,480
        12,519 Aspen Technology, Inc. (b) (c)..............        77,743
         9,546 Authentidate Holding Corp. (b) (c)..........        59,090
        25,131 Borland Software Corp. (b) (c)..............       293,530
        23,667 Chordiant Software, Inc. (b)................        53,961
         5,421 Concord Communications, Inc. (b) (c)........        60,065
         7,655 Concur Technologies, Inc....................        68,206
        19,793 E. Piphany, Inc. (b)........................        95,600
        13,688 Eclipsys Corp. (b) (c)......................       279,646
         7,079 Embarcadero Technologies, Inc. (b) (c)......        66,613
        17,289 Entrust, Inc. (b)...........................        65,525
        14,628 Epicor Software Corp. (c)...................       206,109
         4,544 EPIQ System, Inc. (b) (c)...................        66,524
         6,508 FactSet Research Systems, Inc. (c)..........       380,327
        13,487 FalconStor Software, Inc. (c)...............       129,071
         3,508 Faro Technologies, Inc. (b).................       109,379
        12,065 Filenet Corp. (b)...........................       310,794
        12,260 Hyperion Solutions Corp. (b) (c)............       571,561
        27,709 Informatica Corp. (b).......................       224,997
        11,469 Intervoice, Inc. (b)........................       153,111
         9,136 Ivillage, Inc. (b)..........................        56,460
         9,424 JDA Software Group, Inc. (b)................       128,355
        12,077 KFX, Inc. (c)...............................       175,358
         9,350 Kronos, Inc. (b) (c)........................       478,065
        18,216 Lawson Software, Inc. (b) (c)...............       125,144
        15,747 Macrovision Corp. (b).......................       405,013
         7,910 Magma Design Automation, Inc. (b) (c).......        99,350
         9,679 Manhattan Associates, Inc. (b) (c)..........       231,135
         6,849 MAPICS, Inc.................................        72,257
         6,753 MapInfo Corp. (b)...........................        80,901
        23,916 Mentor Graphics Corp. (b) (c)...............       365,676

                                                                  VALUE
    SHARES                                                       (NOTE 1)
    ------------------------------------------------------------------------

            SOFTWARE--(CONTINUED)
      3,753 Merge Technologies, Inc. (b) (c).................. $      83,504
     25,452 Micromuse, Inc. (b)...............................       141,259
      4,770 Micros Systems, Inc. (b)..........................       372,346
      3,790 MicroStrategy, Inc. (c)...........................       228,347
      6,430 MRO Software, Inc. (b)............................        83,719
     10,246 MSC.Software Corp. (b) (c)........................       107,276
     18,957 NETIQ Corp. (b)...................................       231,465
      3,947 Open Solutions, Inc. (b)..........................       102,464
     10,674 Packeteer, Inc. (b)...............................       154,239
      4,156 PalmSource, Inc. (b) (c)..........................        52,947
     85,578 Parametric Technology Corp. (b) (c)...............       504,054
      7,725 Plato Learning, Inc. (b)..........................        57,551
      9,289 Progress Software Corp. (b).......................       216,898
      1,152 Quality Systems, Inc. (c).........................        68,890
     16,049 Quest Software, Inc. (b)..........................       255,982
      2,952 Renaissance Learning, Inc. (b) (c)................        54,789
     19,717 RSA Security, Inc. (b)............................       395,523
          1 Safalink Corp.....................................             3
      7,401 SafeNet, Inc. (c).................................       271,913
      4,042 Salesforce.com, Inc. (b) (c)......................        68,471
     26,265 ScanSoft, Inc. (c)................................       110,050
      7,904 SeaChange International, Inc. (b) (c).............       137,846
     12,086 Secure Computing Corp. (b)........................       120,618
      8,957 Serena Software, Inc. (b) (c).....................       193,829
      5,380 Sonic Solutions, Inc. (c).........................       120,727
      4,095 SPSS, Inc. (b)....................................        64,046
      3,686 SS&C Technologies, Inc............................        76,116
     14,659 Take-Two Interactive Software, Inc. (b) (c).......       509,987
      4,488 TALX Corp. (b)....................................       115,746
      5,243 The Ultimate Software Group, Inc. (b).............        66,481
     12,229 THQ, Inc. (b) (c).................................       280,533
     11,959 Transaction Systems Architects, Inc. (Class A) (b)       237,386
      3,696 Ulticom, Inc. (b) (c).............................        59,247
      3,829 Verint Systems, Inc. (b)..........................       139,108
      9,757 Verity, Inc. (b)..................................       128,012
     25,836 Wind River Systems, Inc. (b) (c)..................       350,078
      6,845 Witness Systems, Inc. (b).........................       119,514
                                                               -------------
                                                                  12,937,344
                                                               -------------

            SPECIALTY RETAIL--3.0%
      4,205 A.C. Moore Arts & Crafts, Inc. (b) (c)............       121,146
     12,801 Aaron Rents, Inc. (Class B) (c)...................       320,025
     17,662 Aeropostale, Inc. (b) (c).........................       519,793
      1,395 America's Car-Mart, Inc. (c)......................        53,010
      6,591 Big 5 Sporting Goods Corp. (c)....................       192,062
      6,538 Brookstone, Inc. (b)..............................       127,818
      3,295 Buckle, Inc. (b)..................................        97,202
      2,752 Build-A-Bear-Workshop, Inc. (b) (c)...............        96,733
      3,822 Building Materials Holdings Corp. (b) (c).........       146,344
      6,057 Burlington Coat Factory Warehouse Corp. (b).......       137,494
      5,528 Cato Corp. (c)....................................       159,317
     36,594 Charming Shoppes, Inc. (b)........................       342,886
      5,550 Childrens Place Retail Stores, Inc. (b) (c).......       205,516
     11,991 Christopher & Banks Corp. (c).....................       221,234
      7,641 Cost Plus, Inc. (b)...............................       245,505

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-265

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                 SPECIALTY RETAIL--(CONTINUED)
          14,942 CSK Auto Corp. (b)..................... $     250,129
           9,566 Dick's Sporting Goods, Inc. (b) (c)....       336,245
           8,168 Dress Barn, Inc. (b) (c)...............       143,757
           4,422 Electronics Boutique Holding Corp......       189,881
          11,621 GameStop Corp. (Class B) (b)...........       260,427
           7,205 Genesco, Inc. (b) (c)..................       224,364
           7,543 Goody's Family Clothing, Inc. (c)......        68,943
           5,854 Group 1 Automotive, Inc. (b)...........       184,401
           7,791 Guitar Center, Inc. (b) (c)............       410,508
           4,608 Hancock Fabrics, Inc. (c)..............        47,785
           5,275 Haverty Furniture Cos., Inc............        97,587
           7,557 Hibbett Sporting Goods, Inc. (b).......       201,092
          19,040 Hollywood Entertainment Corp. (b) (c)..       249,234
          16,778 Hot Topic, Inc. (b) (c)................       288,414
           6,543 Jo Ann Stores, Inc.....................       180,194
           2,826 Jos. A. Bank Clothiers, Inc. (c).......        79,976
          13,942 Linens 'N Things, Inc. (b).............       345,762
           4,339 Lithia Motors, Inc. (b) (c)............       116,372
           3,841 MarineMax, Inc.........................       114,308
           3,183 Monro Muffler Brake, Inc...............        80,530
           9,750 Movie Gallery, Inc. (c)................       185,932
           3,087 New York & Co., Inc. (b)...............        50,997
           3,956 Party City Corp. (b)...................        51,151
          21,098 Payless Shoesource, Inc. (b) (c).......       259,505
          18,411 Pep Boys-Manny Moe & Jack..............       314,276
           6,328 Rent-Way, Inc. (b) (c).................        50,687
          11,658 Select Comfort Corp. (c)...............       209,144
           3,126 Sharper Image Corp. (c)................        58,925
           9,745 Sonic Automotive, Inc..................       241,676
           6,031 Stage Stores, Inc......................       250,407
           7,397 Stein Mart, Inc. (b)...................       126,193
           6,663 TBC Corp. (b)..........................       185,231
          11,157 The Bombay Co., Inc. (c)...............        61,698
          13,612 The Finish Line, Inc. (Class A) (c)....       249,100
           9,692 The Gymboree Corp. (b) (c).............       124,251
           9,582 The Men's Wearhouse, Inc. (b)..........       306,241
           7,197 The Sports Authority, Inc. (b) (c).....       185,323
          12,243 Too, Inc. (b)..........................       299,464
          10,197 Tractor Supply Co. (b) (c).............       379,430
           7,783 Trans World Entertainment Corp. (b) (c)        97,054
           6,364 United Auto Group, Inc. (b)............       188,311
           3,991 West Marine, Inc. (b) (c)..............        98,777
          16,716 Zale Corp. (b) (c).....................       499,307
                                                         -------------
                                                            11,329,074
                                                         -------------

                 TEXTILES, APPAREL & LUXURY GOODS--1.0%
           6,358 Brown Shoe Co., Inc. (b)...............       189,659
           2,235 Carter's, Inc. (b).....................        75,968
           2,327 Cherokee, Inc. (c).....................        82,097
           3,013 Deckers Outdoor Corp. (b) (c)..........       141,581
           6,509 DHB Industries, Inc. (c)...............       123,931
           4,996 Guess?, Inc............................        62,700
           7,913 Hartmarx Corp. (b).....................        61,484
           9,373 K-Swiss, Inc...........................       272,942
           9,059 Kellwood Co............................       312,535

                                                             VALUE
        SHARES                                              (NOTE 1)
        ---------------------------------------------------------------

                TEXTILES, APPAREL & LUXURY GOODS--(CONTINUED)
          2,769 Kenneth Cole Productions, Inc. (b)....... $      85,451
          4,534 Movado Group, Inc........................        84,559
          4,440 Oxford Industries, Inc. (c)..............       183,372
          8,966 Phillips Van Heusen Corp.................       242,082
         17,396 Quiksilver, Inc. (b).....................       518,227
          9,455 Russell Corp.............................       184,183
          6,446 Skechers U. S. A., Inc. (b)..............        83,540
          3,352 Steven Madden, Ltd. (b)..................        63,219
         13,783 Stride Rite Corp.........................       153,956
         14,705 The Warnaco Group, Inc...................       317,628
          3,018 UniFirst Corp............................        85,349
         12,373 Wolverine World Wide, Inc................       388,760
                                                          -------------
                                                              3,713,223
                                                          -------------

                THRIFTS & MORTGAGE FINANCE--2.1%
          5,304 Accredited Home Lenders Holding Co. (c)..       263,503
          6,914 Anchor Bancorp Wisconsin, Inc. (b).......       201,543
          4,713 Bank United Corp. (i)....................             0
         14,201 BankAtlantic Bancorp, Inc. (Class A).....       282,600
          8,289 BankUnited Financial Corp. (b) (c).......       264,833
          1,717 Berkshire Hill Bancorp, Inc..............        63,787
         19,909 Brookline Bancorp, Inc. (c)..............       324,915
         13,876 Charter Municipal Mortgage Acceptance Co.       339,129
          2,020 Citizens First Bancorp, Inc..............        48,844
          4,664 Clifton Savings Bancorp (c)..............        56,668
          4,289 Coastal Financial Corp. (c)..............        82,177
         12,204 Commercial Capital Bancorp, Inc. (c).....       282,889
         12,596 Commercial Federal Corp..................       374,227
         10,912 Dime Community Bancorp, Inc. (b).........       195,434
          6,262 Downey Financial Corp....................       356,934
          2,819 Federal Agricultural Mortage Corp. (b)...        65,683
          3,744 Fidelity Bankshares, Inc.................       160,093
         26,558 First Niagara Financial Group, Inc.......       370,484
          5,245 First Place Financial Corp. (c)..........       117,435
          5,072 FirstFed Financial Corp. (b).............       263,085
         10,415 Flagstar Bancorp, Inc. (c)...............       235,379
          5,115 Flushing Financial Corp..................       102,607
          3,600 Franklin Bank Corp. (b)..................        65,700
          2,161 Gabelli Asset Management, Inc. (b) (c)...       104,852
          3,939 Gladstone Capital Corp. (c)..............        93,354
          5,982 Harbor Florida Bancshares, Inc. (b)......       207,037
          3,556 Horizon Financial Corp...................        73,182
         10,820 Hudson River Bancorp, Inc................       214,128
          1,943 ITLA Capital Corp. (c)...................       114,229
          9,880 KNBT Bancorp.............................       166,972
          8,506 MAF Bancorp, Inc.........................       381,239
          6,125 Northwest Bancorp, Inc...................       153,676
          2,840 OceanFirst Financial Corp................        70,006
         13,008 Ocwen Financial Corp. (b) (c)............       124,356
         10,422 Partners Trust Financial Group, Inc......       121,416
          4,312 PFF Bancorp, Inc. (b)....................       199,775
         12,862 Provident Bancorp, Inc. (c)..............       169,650
         23,670 Provident Financial Services, Inc........       458,488
          7,637 Sterling Financial Corp. (Washington)....       299,829
          5,112 TierOne Corp.............................       127,033

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-266

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)


                                                             VALUE
         SHARES                                             (NOTE 1)
         --------------------------------------------------------------

                THRIFTS & MORTGAGE FINANCE--(CONTINUED)
          9,993 United Community Financial Corp. (c)..... $     111,922
          9,060 Waypoint Financial Corp..................       256,851
          2,138 WSFS Financial Corp......................       128,964
                                                          -------------
                                                              8,094,908
                                                          -------------

                TOBACCO--0.2%
         14,141 Dimon, Inc. (c)..........................        95,027
          4,780 Standard Commercial Corp.................        93,019
          7,899 Universal Corp...........................       377,888
          8,891 Vector Group, Ltd. (c)...................       147,860
                                                          -------------
                                                                713,794
                                                          -------------

                TRADING COMPANIES & DISTRIBUTORS--0.2%
          9,084 Applied Industrial Technologies, Inc.....       248,902
          1,405 Lawson Products, Inc.....................        70,854
         13,845 United Rentals, Inc. (b) (c).............       261,671
          7,183 Watsco, Inc..............................       252,985
                                                          -------------
                                                                834,412
                                                          -------------

                WATER UTILITIES--0.2%
          4,979 American State Water Co..................       129,454
          5,594 California Water Service Group...........       210,614
          2,619 Connecticut Water Service, Inc. (c)......        69,377
          3,736 Middlesex Water Co. (c)..................        70,760
          2,706 PICO Holdings, Inc. (b)..................        56,204
          2,310 SJW Corp.................................        84,084
          5,514 Southwest Water Co. (c)..................        74,157
                                                          -------------
                                                                694,650
                                                          -------------

                WIRELESS TELECOMMUNICATION SERVICES--0.4%
          3,821 Airgate PCS, Inc. (b)....................       136,028
         23,485 Alamosa Holdings, Inc. (b) (c)...........       292,858
          5,257 Boston Communications Group, Inc. (b)....        48,575
          3,805 EMS Technologies, Inc....................        63,239
         12,775 Price Communications Corp. (b)...........       237,487
         13,967 SBA Communications Corp. (b) (c).........       129,614
          8,940 USA Mobility, Inc. (b)...................       315,671
         15,443 Wireless Facilities, Inc. (b) (c)........       145,782
                                                          -------------
                                                              1,369,254
                                                          -------------
                Total Common Stocks
                 (Identified Cost $291,469,053)..........   367,272,532
                                                          -------------

     BONDS & NOTES--0.0%
         FACE                                                     VALUE
        AMOUNT                                                   (NOTE 1)
     -----------------------------------------------------------------------

                    METALS & MINING--0.0%
     $    91,000    Mueller Industries, Inc. 6.000%, 11/01/14 $      89,180
                                                              -------------
                    Total Bonds & Notes
                     (Identified Cost $89,204)...............        89,180
                                                              -------------

     SHORT TERM INVESTMENTS--4.7%
         FACE                                                     VALUE
        AMOUNT                                                   (NOTE 1)
     -----------------------------------------------------------------------

                    DISCOUNT NOTES--4.7%
       5,175,000    Federal Home Loan Bank 1.000%, 01/03/05..     5,174,713
       2,000,000    Federal Home Loan Mortgage
                     2.005%, 01/14/05........................     1,998,599
       4,000,000    Federal Home Loan Mortgage
                     2.300%, 03/08/05........................     3,983,060
       4,000,000    Federal Home Loan Mortgage
                     2.380%, 03/15/05........................     3,980,695
       3,000,000    Federal National Mortgage Association
                     2.300%, 03/02/05........................     2,988,500
                                                              -------------
                                                                 18,125,567
                                                              -------------
                    Total Short Term Investments
                     (Identified Cost $18,125,567)...........    18,125,567
                                                              -------------
              (a)   Total Investments--100.8%
                     (Identified Cost $309,683,824) (a)......   385,487,279
                    Other assets less liabilities............    (3,206,856)
                                                              -------------
                    TOTAL NET ASSETS--100%................... $ 382,280,423
                                                              =============

FUTURES CONTRACTS

                       EXPIRATION NUMBER OF  CONTRACT   VALUATION AS OF  UNREALIZED
FUTURES CONTRACTS LONG    DATE    CONTRACTS   AMOUNT      12/31/2004    APPRECIATION
---------------------- ---------- --------- ----------- --------------- ------------
  Russell 2000 Index.. 3/17/2005     44     $13,830,520   $14,386,900     $556,380
                                                                          ========

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-267

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

      ASSETS
        Investments at value.....................             $385,487,279
        Cash.....................................                   21,311
        Collateral for securities loaned.........               96,390,399
        Receivable for:
         Securities sold.........................                  270,509
         Fund shares sold........................                  179,886
         Futures variation margin................                    8,370
         Dividends and interest..................                  451,994
                                                              ------------
          Total Assets...........................              482,809,748
      LIABILITIES
        Payable for:
         Fund shares redeemed.................... $ 1,945,164
         Securities purchased....................   2,019,868
         Withholding taxes.......................          90
         Return of collateral for securities
          loaned.................................  96,390,399
        Accrued expenses:
         Management fees.........................      79,442
         Service and distribution fees...........      21,954
         Other expenses..........................      72,408
                                                  -----------
          Total Liabilities......................              100,529,325
                                                              ------------
      NET ASSETS.................................             $382,280,423
                                                              ============
        Net assets consist of:
         Capital paid in.........................             $288,767,993
         Undistributed net investment income.....                2,698,147
         Accumulated net realized gains
          (losses)...............................               14,454,448
         Unrealized appreciation (depreciation)
          on investments and futures contracts...               76,359,835
                                                              ------------
      NET ASSETS.................................             $382,280,423
                                                              ============
      Computation of offering price :
      CLASS A
      Net asset value and redemption price per
       share ($254,897,517 divided by
       18,194,147 shares outstanding)............             $      14.01
                                                              ============
      CLASS B
      Net asset value and redemption price per
       share ($76,322,182 divided by
       5,521,882 shares outstanding).............             $      13.82
                                                              ============
      CLASS E
      Net asset value and redemption price per
       share ($51,060,724 divided by
       3,659,190 shares outstanding).............             $      13.95
                                                              ============
      Identified cost of investments.............             $309,683,824
                                                              ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

     INVESTMENT INCOME
       Dividends...............................             $ 4,155,559(a)
       Interest................................                 327,089(b)
                                                            -----------
                                                              4,482,648
     EXPENSES
       Management fees......................... $   831,185
       Service and distribution fees--Class B..     135,931
       Service and distribution fees--Class E..      70,520
       Directors' fees and expenses............      23,099
       Custodian...............................     223,742
       Audit and tax services..................      21,371
       Legal...................................       8,442
       Printing................................      96,662
       Insurance...............................       6,479
       Miscellaneous...........................       9,137
                                                -----------
       Total expenses..........................               1,426,568
                                                            -----------
     NET INVESTMENT INCOME.....................               3,056,080
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  16,276,180
       Futures contracts--net..................   1,681,637  17,957,817
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  33,758,715
       Futures contracts--net..................     407,849  34,166,564
                                                ----------- -----------
     Net gain (loss)...........................              52,124,381
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $55,180,461
                                                            ===========

(a)Net of foreign taxes of $1,182.
(b)Includes income on securities loaned of $194,987.

                See accompanying notes to financial statements.

                                    MSF-268

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  3,056,080  $  1,731,802
  Net realized gain.................................................   17,957,817     6,096,509
  Unrealized appreciation...........................................   34,166,564    72,846,941
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   55,180,461    80,675,252
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (1,105,498)   (1,112,568)
    Class B.........................................................     (167,111)     (102,909)
    Class E.........................................................     (228,581)      (81,295)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (1,501,190)   (1,296,772)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   33,887,460    64,625,698
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   87,566,731   144,004,178

NET ASSETS
  Beginning of the period...........................................  294,713,692   150,709,514
                                                                     ------------  ------------
  End of the period................................................. $382,280,423  $294,713,692
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  2,698,147  $  1,846,608
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2004         DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  5,366,732  $ 67,037,890   5,686,713  $ 56,979,360
  Reinvestments...............................................     87,116     1,105,498     135,514     1,112,568
  Redemptions................................................. (5,397,670)  (67,177,189) (3,588,540)  (35,268,984)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................     56,178  $    966,199   2,233,687  $ 22,822,944
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  3,236,659  $ 40,091,574   2,332,676  $ 23,234,929
  Reinvestments...............................................     13,326       167,111      12,658       102,909
  Redemptions................................................. (1,109,001)  (13,697,642)   (591,173)   (5,883,928)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  2,140,984  $ 26,561,043   1,754,161  $ 17,453,910
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  2,523,456  $ 31,408,820   2,777,443  $ 27,853,726
  Reinvestments...............................................     18,070       228,581       9,914        81,295
  Redemptions................................................. (2,076,459)  (25,277,183)   (353,318)   (3,586,177)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    465,067  $  6,360,218   2,434,039  $ 24,348,844
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  2,662,229  $ 33,887,460   6,421,887  $ 64,625,698
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-269

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS



                                                                                                        ---------

                                                                                                        ---------
                                                                                                          2004
                                                                                                        --------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $  11.95
                                                                                                        --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................................................................     0.12
  Net realized and unrealized gain (loss) on investments...............................................     2.00
                                                                                                        --------
  Total from investment operations.....................................................................     2.12
                                                                                                        --------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................    (0.06)
  Distributions from net realized capital gains........................................................     0.00
                                                                                                        --------
  Total distributions..................................................................................    (0.06)
                                                                                                        --------
NET ASSET VALUE, END OF PERIOD......................................................................... $  14.01
                                                                                                        ========
TOTAL RETURN (%).......................................................................................     17.8
Ratio of operating expenses to average net assets (%)..................................................     0.37
Ratio of net investment income to average net assets (%)...............................................     0.97
Portfolio turnover rate (%)............................................................................       39
Net assets, end of period (000)........................................................................ $254,898
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................       --

                                                                                                                    CLASS A
                                                                                                        ----------------------------
                                                                                                            YEAR ENDED DECEMBER 31,
                                                                                                        ---------------------------
                                                                                                          2003      2002      2001
                                                                                                        --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $   8.25  $  10.43  $  10.37
                                                                                                        --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...............................................................................     0.08      0.08      0.10
  Net realized and unrealized gain (loss) on investments..............................................     3.69     (2.20)    (0.01)
                                                                                                        --------  --------  --------
  Total from investment operations....................................................................     3.77     (2.12)     0.09
                                                                                                        --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income............................................................    (0.07)    (0.05)    (0.03)
  Distributions from net realized capital gains.......................................................     0.00     (0.01)     0.00
                                                                                                        --------  --------  --------
  Total distributions.................................................................................    (0.07)    (0.06)    (0.03)
                                                                                                        --------  --------  --------
NET ASSET VALUE, END OF PERIOD........................................................................ $  11.95  $   8.25  $  10.43
                                                                                                       ========  ========  ========
TOTAL RETURN (%)......................................................................................     46.1     (20.5)      0.9
Ratio of operating expenses to average net assets (%).................................................     0.47      0.49      0.55
Ratio of net investment income to average net assets (%)..............................................     0.89      0.99      1.03
Portfolio turnover rate (%)...........................................................................       42        53        47
Net assets, end of period (000)....................................................................... $216,744  $131,184  $141,958
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%)........................................................................       --        --      0.56

                                                                                                        ---------

                                                                                                        ---------
                                                                                                          2000
                                                                                                        --------
NET ASSET VALUE, BEGINNING OF PERIOD................................................................... $  12.52
                                                                                                        --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................................................................     0.11
  Net realized and unrealized gain (loss) on investments...............................................    (0.55)
                                                                                                        --------
  Total from investment operations.....................................................................    (0.44)
                                                                                                        --------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................    (0.11)
  Distributions from net realized capital gains........................................................    (1.60)
                                                                                                        --------
  Total distributions..................................................................................    (1.71)
                                                                                                        --------
NET ASSET VALUE, END OF PERIOD......................................................................... $  10.37
                                                                                                        ========
TOTAL RETURN (%).......................................................................................     (3.8)
Ratio of operating expenses to average net assets (%)..................................................     0.55
Ratio of net investment income to average net assets (%)...............................................     0.89
Portfolio turnover rate (%)............................................................................       78
Net assets, end of period (000)........................................................................ $125,738
The ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................     0.55

                                                                    CLASS B                                    CLASS E
                                                 -----------------------------------------     -------------------------
                                                                            JANUARY 2, 2001(A)
                                                  YEAR ENDED DECEMBER 31,        THROUGH        YEAR ENDED DECEMBER 31,
                                                 -------------------------     DECEMBER 31,    ------------------------
                                                   2004     2003     2002          2001          2004     2003    2002
                                                 -------  -------  -------  ------------------ -------  -------  ------
NET ASSET VALUE, BEGINNING OF PERIOD............ $ 11.80  $  8.16  $ 10.33        $ 9.84       $ 11.92  $  8.23  $10.42
                                                 -------  -------  -------        ------       -------  -------  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................    0.08     0.05     0.05          0.06          0.09     0.07    0.07
  Net realized and unrealized gain (loss) on
   investments..................................    1.98     3.65    (2.17)         0.46          1.99     3.69   (2.20)
                                                 -------  -------  -------        ------       -------  -------  ------
  Total from investment operations..............    2.06     3.70    (2.12)         0.52          2.08     3.76   (2.13)
                                                 -------  -------  -------        ------       -------  -------  ------
LESS DISTRIBUTIONS
  Distributions from net investment income......   (0.04)   (0.06)   (0.04)        (0.03)        (0.05)   (0.07)  (0.05)
  Distributions from net realized capital gains.    0.00     0.00    (0.01)         0.00          0.00     0.00   (0.01)
                                                 -------  -------  -------        ------       -------  -------  ------
  Total distributions...........................   (0.04)   (0.06)   (0.05)        (0.03)        (0.05)   (0.07)  (0.06)
                                                 -------  -------  -------        ------       -------  -------  ------
NET ASSET VALUE, END OF PERIOD.................. $ 13.82  $ 11.80  $  8.16        $10.33       $ 13.95  $ 11.92  $ 8.23
                                                 =======  =======  =======        ======       =======  =======  ======
TOTAL RETURN (%)................................    17.4     45.7    (20.6)          5.3 (b)      17.5     46.0   (20.6)
Ratio of operating expenses to average
 net assets (%).................................    0.62     0.72     0.74          0.80 (c)      0.52     0.62    0.64
Ratio of net investment income to average
 net assets (%).................................    0.77     0.64     0.79          0.83 (c)      0.82     0.74    1.08
Portfolio turnover rate (%).....................      39       42       53            47            39       42      53
Net assets, end of period (000)................. $76,322  $39,911  $13,267        $7,292       $51,061  $38,059  $6,259
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)..........      --       --       --          0.81 (c)        --       --      --

                                                 -----------
                                                 MAY 1, 2001(A)
                                                    THROUGH
                                                  DECEMBER 31,
                                                      2001
                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD............     $10.46
                                                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................       0.01
  Net realized and unrealized gain (loss) on
   investments..................................      (0.05)
                                                     ------
  Total from investment operations..............      (0.04)
                                                     ------
LESS DISTRIBUTIONS
  Distributions from net investment income......       0.00
  Distributions from net realized capital gains.       0.00
                                                     ------
  Total distributions...........................       0.00
                                                     ------
NET ASSET VALUE, END OF PERIOD..................     $10.42
                                                     ======
TOTAL RETURN (%)................................       (0.4)(b)
Ratio of operating expenses to average
 net assets (%).................................       0.70 (c)
Ratio of net investment income to average
 net assets (%).................................       1.58 (c)
Portfolio turnover rate (%).....................         47
Net assets, end of period (000).................     $    8
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)..........       0.71 (c)

(a)Commencement of operations
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-270

METROPOLITAN SERIES FUND, INC.

 BLACKROCK STRATEGIC VALUE PORTFOLIO (FORMERLY STATE STREET RESEARCH AURORA PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--96.5% OF TOTAL NET ASSETS


                                                              VALUE
          SHARES                                             (NOTE 1)
        ----------------------------------------------------------------

                   AEROSPACE & DEFENSE--3.1%
           362,200 AAR Corp. (b).......................... $   4,933,164
            73,000 Alliant Techsystems, Inc. (b)..........     4,772,740
           138,100 Esterline Technologies Corp. (b).......     4,508,965
           163,800 HEICO Corp. (c)........................     3,700,242
            16,480 HEICO Corp. (Class A)..................       284,939
           122,400 Herley Industries, Inc. (b) (c)........     2,489,616
           193,300 Teledyne Technologies, Inc. (b)........     5,688,819
           115,600 Triumph Group, Inc. (b)................     4,566,200
                                                           -------------
                                                              30,944,685
                                                           -------------

                   AIR FREIGHT & LOGISTICS--0.7%
           240,200 EGL, Inc. (b)..........................     7,179,578
                                                           -------------

                   AIRLINES--0.7%
           460,800 Mesa Air Group, Inc. (b) (c)...........     3,658,752
           167,300 SkyWest, Inc...........................     3,356,038
                                                           -------------
                                                               7,014,790
                                                           -------------

                   AUTO COMPONENTS--1.3%
           104,530 BorgWarner, Inc........................     5,662,390
           319,500 Cooper Tire & Rubber Co................     6,885,225
                                                           -------------
                                                              12,547,615
                                                           -------------

                   BIOTECHNOLOGY--0.9%
           483,300 Albany Molecular Research, Inc. (b)....     5,383,962
           245,700 InterMune, Inc. (b) (c)................     3,257,982
                                                           -------------
                                                               8,641,944
                                                           -------------

                   BUILDING PRODUCTS--1.3%
           244,850 Apogee Enterprises, Inc................     3,283,438
           314,000 Comfort Systems USA, Inc. (b)..........     2,411,520
           131,000 ElkCorp................................     4,482,820
           324,300 Jacuzzi Brands, Inc. (b)...............     2,821,410
                                                           -------------
                                                              12,999,188
                                                           -------------

                   CAPITAL MARKETS--2.0%
            93,900 A.G. Edwards, Inc......................     4,057,419
            44,900 Affiliated Managers Group, Inc. (b) (c)     3,041,526
           198,800 American Capital Strategies, Ltd. (c)..     6,629,980
           270,700 MCG Capital Corp. (c)..................     4,637,091
            65,100 SWS Group, Inc. (c)....................     1,426,992
                                                           -------------
                                                              19,793,008
                                                           -------------

                   CHEMICALS--4.5%
           572,410 Agrium, Inc............................     9,645,108
           186,800 Cambrex Corp...........................     5,062,280
           180,600 Ferro Corp.............................     4,188,114
           240,315 Lyondell Chemical Co...................     6,949,910
            39,600 Minerals Technologies, Inc.............     2,641,320
           125,200 OM Group, Inc. (b).....................     4,058,984
           713,300 Omnova Solutions, Inc. (b).............     4,008,746
           219,900 Sensient Technologies Corp. (c)........     5,275,401
           100,100 Spartech Corp..........................     2,711,709
                                                           -------------
                                                              44,541,572
                                                           -------------

                                                                  VALUE
     SHARES                                                      (NOTE 1)
   -------------------------------------------------------------------------

              COMMERCIAL BANKS--1.0%
      321,700 Sterling Bancshares, Inc........................ $   4,590,659
       79,800 Zions Bancorp...................................     5,428,794
                                                               -------------
                                                                  10,019,453
                                                               -------------

              COMMERCIAL SERVICES & SUPPLIES--3.2%
      233,700 Corinthian Colleges, Inc. (b) (c)...............     4,404,077
      245,400 Heidrick & Struggles International, Inc. (b) (c)     8,409,858
      121,400 John H. Harland Co. (c).........................     4,382,540
      203,300 Learning Tree International, Inc. (b) (c).......     2,724,220
      158,300 NCO Group, Inc. (b).............................     4,092,055
      288,000 Steelcase, Inc. (c).............................     3,985,920
      197,100 Tetra Tech, Inc. (b)............................     3,299,454
       34,425 Viad Corp.......................................       980,768
                                                               -------------
                                                                  32,278,892
                                                               -------------

              COMMUNICATIONS EQUIPMENT--1.6%
      222,900 Anaren, Inc. (b)................................     2,888,784
      426,300 Andrew Corp. (b) (c)............................     5,810,469
      217,100 CommScope, Inc. (b) (c).........................     4,103,190
      507,700 NMS Communications Corp. (b) (c)................     3,203,587
       30,839 Tellabs, Inc. (b)...............................       264,909
                                                               -------------
                                                                  16,270,939
                                                               -------------

              COMPUTERS & PERIPHERALS--1.2%
      224,300 Electronics for Imaging, Inc. (b)...............     3,905,063
      107,800 Hutchinson Technology, Inc. (b) (c).............     3,726,646
    1,232,800 Silicon Graphics, Inc. (b) (c)..................     2,132,744
      453,870 Simpletech, Inc. (b)............................     2,087,802
                                                               -------------
                                                                  11,852,255
                                                               -------------

              CONSTRUCTION & ENGINEERING--2.0%
      147,000 Dycom Industries, Inc. (b)......................     4,486,440
      171,600 Insituform Technologies, Inc. (b) (c)...........     3,890,172
      514,900 Integrated Electrical Services, Inc. (b) (c)....     2,492,116
      266,500 Walter Industries, Inc. (c).....................     8,989,045
                                                               -------------
                                                                  19,857,773
                                                               -------------

              CONSTRUCTION MATERIALS--1.0%
      186,600 Martin Marietta Materials, Inc..................    10,012,956
                                                               -------------

              CONSUMER FINANCE--0.3%
      137,600 MoneyGram International, Inc....................     2,908,864
                                                               -------------

              CONTAINERS & PACKAGING--1.3%
      420,800 Anchor Glass Container Corp. (c)................     2,827,776
      299,600 Caraustar Industries, Inc. (b)..................     5,039,272
      217,900 Packaging Corp. of America......................     5,131,545
                                                               -------------
                                                                  12,998,593
                                                               -------------

              DIVERSIFIED FINANCIAL SERVICES--0.2%
      235,700 Medallion Financial Corp........................     2,286,290
                                                               -------------

              DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
      650,100 PTEK Holdings, Inc. (b).........................     6,962,571
                                                               -------------

  See accompanying notes to schedule of investments and financial statements.

                                    MSF-271

METROPOLITAN SERIES FUND, INC.

 BLACKROCK STRATEGIC VALUE PORTFOLIO (FORMERLY STATE STREET RESEARCH AURORA PORTFOLIO)

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS--(CONTINUED)




                                                              VALUE
         SHARES                                              (NOTE 1)
       --------------------------------------------------------------------


                  ELECTRIC UTILITIES--0.5%
           53,700 Hawaiian Electric Industries, Inc. (c).. $   1,565,355
          169,900 Westar Energy, Inc......................     3,885,613
                                                           -------------
                                                               5,450,968
                                                           -------------

                  ELECTRICAL EQUIPMENT--2.3%
          117,800 Acuity Brands, Inc......................     3,746,040
           25,200 C&D Technologies, Inc...................       429,408
          490,500 GrafTech International, Ltd. (b)........     4,640,130
          141,600 Regal Beloit Corp. (c)..................     4,049,760
          116,400 Roper Industries, Inc...................     7,073,628
          113,700 Thomas & Betts Corp. (b)................     3,496,275
                                                           -------------
                                                              23,435,241
                                                           -------------

                  ELECTRONIC EQUIPMENT & INSTRUMENTS--5.2%
           75,500 Anixter International, Inc. (b).........     2,717,245
          136,90

           Metropolitan Series Fund, Inc.

           Notes to Pro Forma Combining Financial Statements (Unaudited) December 31, 2004


         1 Description of the Fund

          The BlackRock Money Market Portfolio ("BlackRock Money Market") (formerly State Street Research Money Market Portfolio) a series of Metropolitan Series Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

          BlackRock Money Market consists of three classes of shares, Class A, Class B and Class E. The classes of shares are identical except that certain additional charges (Rule 12b-1 fees) are made against Class B and Class E shares.

         2 Basis of Combination

          The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of Met Investors Series Trust, Money Market Portfolio ("Money Market Portfolio") in exchange for shares of BlackRock Money Market Portfolio at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, BlackRock Money Market,and the results of operations of BlackRock Money Market for pre-combination periods will not be restated. The pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligations under the proposed

          Agreement and Plan or Reorganization.

          The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the Money Market Portfolio and BlackRock Money Market, as though the reorganization occurred as of December 31, 2004.

          The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2004 as though the reorganization occurred as of the beginning of the period.

          The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the Money Market Portfolio and BlackRock Money Market, which are incorporated by reference in the Statement of Additional Information.



         3 Portfolio Valuation

          As permitted under Rule 2a-7 of the 1940 Act, and subject to certain conditions therein, the BlackRock Money Market Portfolio employs the amortized cost method of security valuation that the Fund's Board of Directors (the "Board") has determined approximates the fair market net asset value per share of the Portfolio. The Board monitors the deviations between the Portfolio's net asset value per share, as determined by using available market quotations, and its amortized cost price per share. If the deviation exceeds 1/2 of 1%, the Board will consider what action, if any, should be initiated.

         4 Federal Income Taxes

          Each Fund has elected to be taxed as a regulted investment company. After the acquisition, the BlackRock Money Market intends to continue to comply with the requirements of the Internal Revenue Code and regulations hereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The tax cost of investments will remain unchanged for the combined fund.


         5 Estimates and Assumptions:

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


           Metropolitan Series Fund, Inc.

           Notes to Pro Forma Combining Financial Statements (Unaudited)

                                                              December 31, 2004

           INTRODUCTORY PARAGRAPH

          The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of Met Investors Series Trust PIMCO Money Market Portfolio ("MIST Money Market Portfolio") in exchange for shares of Metropolitan Series Fund, Inc. BlackRock Money Market Portfolio ("BlackRock Money Market Portfolio") (formerly State Street Research Money Market Portfolio) at net asset value. Under generally acceptedaccounting principles, the historical cost of investment securities will be carried forward to the surviving entity, BlackRock Money Market Portfolio, and the results of operations of BlackRock Money Market Portfolio for pre-combination periods will not be restated. The pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan or Reorganization.

          The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the MIST Money Market Portfolio and BlackRock Money Market Portfolio, as though the reorganization occurred as of December 31, 2003. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2003 as though the reorganization occurred as of the beginning of the period.


          The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the MIST Money Market Portfolio and BlackRock Money Market Portfolio, which are incorporated by reference in the Statement of Additional Information.


           Note a

          Reflects change in shares outstanding due to the issuance of Class A and Class B shares of BlackRock Money Market Portfolio in exchange for Class A and Class B shares of MIST Money Market Portfolio based upon the net asset value of the BlackRock Money Market Portfolio's Class A and Class B shares at December 31, 2003.


           Note b

          Reflects the BlackRock Money Market Portfolio investment advisory fee rate of 0.35%.

           Note c

          Reflects reclassification of certain balances to conform to the BlackRock Money Market Portfolio's expense structure.


---------------------------------------------------------------------------------------------------------------------------------



Pro Forma Statement of Investments as
of 12/31/04 (Unaudited)
                                             -------------------------------------------------------------------------------------
                                                     MIST Money Market                MSF Money Market     Combined Money Market
                                                  Face Value     Market Value  Face Value  Market Value    Face Value   Market Value

                                             -------------------------------------------------------------------------------------


Commercial Paper
Agricultural Operations
Cargill, Inc. (144A)              2.22%   1/3/2005                              $27,500,000    $27,496,608  $27,500,000  $27,496,608

Asset Backed
Ciesco, L.P. (144A)               2.01%   1/6/2005                                5,500,000     5,498,472     5,500,000    5,498,472
CXC, Inc.                         1.98%   1/5/2005                                6,000,000     5,998,687     6,000,000    5,998,687
CXC, Inc.                         2.32%   1/7/2005                                7,965,000     7,961,920     7,965,000    7,961,920
Delaware Funding Corp.
   (144A)                         2.20%   1/3/2005                                7,839,000     7,838,042     7,839,000    7,838,042
Delaware Funding Corp.
  (144A)                          2.29%   1/14/2005                              10,600,000    10,591,273    10,600,000   10,591,273
Edison Asset Security
  (144A)                          1.96%   1/3/2005                               10,926,000    10,924,816    10,926,000   10,924,816
FCAR Owner Trust                  1.97%   1/4/2005                               10,000,000     9,998,367    10,000,000    9,998,367
FCAR Owner Trust                  2.01%   3/2/2005                                6,300,000     6,279,105     6,300,000    6,279,105
John Deere Owner Trust            1.14%   5/13/2005                               1,777,487     1,777,487     1,777,487    1,777,487
Kittyhawk Funding Corp.           2.34%   1/20/2005                              11,000,000    10,986,415    11,000,000   10,986,415
New Center Asset Trust            2.26%   1/28/2005                              10,700,000    10,681,944    10,700,000   10,681,944
Windmill Funding Corp.
   (144A)                         2.21%   2/2/2005                                6,200,000     6,187,875     6,200,000    6,187,875

Banks
ANZ (Delaware), Inc.,
  2.015%, due 02/14/05                                  $6,000,000     5,985,223                              6,000,000    5,985,223
CBA Finance, Inc.,
  1.970%, due 01/10/05                                   5,000,000     4,997,537                              5,000,000    4,997,537
CBA Finance, Inc.,
  2.340%, due 03/02/05                                   1,700,000     1,693,370                              1,700,000    1,693,370
Fortis Funding,
   2.000%, due 01/21/05                                  6,000,000     5,993,333                              6,000,000    5,993,333
HBOS Treasury Services
  Plc, 2.000%, due
  02/01/05                                               3,000,000     2,994,833                              3,000,000    2,994,833
HBOS Treasury Services
  Plc, 2.470%, due 04/12/05                              2,000,000     1,986,141                              2,000,000    1,986,141
Skandinaviska Enskilda
  Banken, 2.270%, due
  02/17/05                                               4,500,000     4,486,664                              4,500,000    4,486,664
Spintab AB, 2.250%,
  due 03/10/05                                           3,700,000     3,684,275                              3,700,000    3,684,275

Building & Construction
Sheffield Receivables Corp.
   (144A)                         2.24%   1/4/2005                               5,600,000     5,598,959     5,600,000     5,598,959
Sheffield Receivables Corp.
   (144A)                         2.06%   1/7/2005                               5,600,000     5,598,087     5,600,000     5,598,087
Sheffield Receivables Corp.
   (144A)                         2.22%   1/11/2005                             10,600,000    10,593,493    10,600,000    10,593,493

Finance & Banking
Bank of America Corp.             2.65%   6/13/2005                             10,500,000    10,375,916    10,500,000    10,375,916
Credit Suisse First
  Boston (d)                      2.53%   3/21/2005                             11,500,000    11,503,378    11,500,000    11,503,378
General Electric
  Capital Corp. (d)               2.15%   1/24/2005                             10,500,000    10,504,541    10,500,000    10,504,541
International Lease
  Finance Corp. (d)               3.30%   1/13/2005                             13,300,000    13,305,424    13,300,000    13,305,424
Toyota Motor Credit Co.           2.58%   5/31/2005                              5,300,000     5,243,688     5,300,000     5,243,688
UBS Finance, Inc.                 2.39%   1/4/2005                              12,000,000    11,997,610    12,000,000    11,997,610
UBS Finance, Inc.                 1.98%   1/25/2005                             11,000,000    10,985,553    11,000,000    10,985,553
UBS Finance, Inc.,
  2.030%, due 02/22/05                                   2,000,000     1,994,136                             2,000,000     1,994,136
UBS Finance, Inc.,
  2.390%, due 03/14/05                                   3,000,000     2,985,660                             3,000,000     2,985,660

Financials - Diversified
ABN AMRO North America,
  Inc., 1.945%,
  due 01/31/05                                           5,000,000     4,991,896                             5,000,000     4,991,896
Danske Corp., 2.220%,
  due 01/24/05                                             500,000       499,291                               500,000       499,291
Danske Corp., 2.390%,
  due 03/15/05                                           3,500,000     3,483,037                             3,500,000     3,483,037
ING U. S. Funding LLC,
   2.400%, due 03/14/05                                  4,000,000     3,980,800                             4,000,000     3,980,800
Nestle Capital Corp.,
  2.270%, due 03/21/05                                   4,500,000     4,477,584                             4,500,000     4,477,584
Nordea North America, Inc.,
   1.920%, due 01/25/05                                  3,400,000     3,395,648                             3,400,000     3,395,648
Shell Finance UK Plc,
   1.990%, due 01/28/05                                  6,000,000     5,991,045                             6,000,000     5,991,045

Financial Services
Citigroup, Inc. (b)               2.38%   2/22/2005                             17,000,000    17,004,296    17,000,000    17,004,296
Clipper Receivables Corp.
   (144A)                         2.36%   3/3/2005                              10,700,000    10,657,393    10,700,000    10,657,393
General Electric Capital
  Corp.                           2.36%   3/2/2005                               5,300,000     5,279,242     5,300,000     5,279,242
General Electric Capital
  Corp.                           2.44%   4/5/2005                               5,300,000     5,266,510     5,300,000     5,266,510
Household Finance Corp.           1.95%   1/26/2005                             11,000,000    10,985,180    11,000,000    10,985,180

Foreign Government
Government of Quebec
  (144A)                          1.48%   1/11/2005                              6,000,000     5,997,567     6,000,000     5,997,567
Government of Quebec
  (144A)                          2.40%   3/28/2005                              5,300,000     5,269,866     5,300,000     5,269,866

Gas & Oil
BP Amoco Capital, Plc.            2.10%   1/3/2005                              25,000,000    24,997,083    25,000,000    24,997,083

Investment Brokerage
Goldman Sachs Group,
  Inc. (d)                        2.10%   1/18/2005                              5,500,000     5,500,000     5,500,000     5,500,000
Morgan Stanley                    2.34%   1/10/2005                             10,000,000     9,994,150    10,000,000     9,994,150
Morgan Stanley                    2.25%   1/18/2005                             16,000,000    15,983,076    16,000,000    15,983,076

Media
Gannett Co.,  Inc.                4.95%   4/1/2005                              12,600,000    12,686,581    12,600,000    12,686,581

Pharmaceuticals
Pfizer, Inc., 2.225%,
  due 02/08/05                                           4,500,000     4,489,431                             4,500,000     4,489,431

Telecommunications
BellSouth Corp.                   2.01%   1/5/2005                              10,000,000     9,997,778    10,000,000     9,997,778
BellSouth Corp.                   2.00%   1/18/2005                             17,000,000    16,984,024    17,000,000    16,984,024
SBC Communications, Inc.          2.26%   1/10/2005                             10,500,000    10,494,094    10,500,000    10,494,094

Corporate Notes-- 2.9%
Banks-- 2.9%
Bank of America
  N.A., 2.000%,
  due 02/01/05                                             200,000       200,000                               200,000       200,000
Bank of America N.A., 2.300%,
  due 03/16/05                                           4,000,000     4,000,000                             4,000,000     4,000,000

U.S. Government &
  Agency Discount
Notes -- 30.3%
Federal Home Loan
  Bank, 1.960%,
  due 01/21/05                                           2,000,000     1,997,800                             2,000,000     1,997,800
Federal Home
  Loan Bank, 2.076%,
  due 02/02/05                                           4,300,000     4,291,515                             4,300,000     4,291,515
Federal Home Loan Bank,
  2.313%, due 03/04/05                                     200,000       199,208                               200,000       199,208
Federal Home Loan Bank,
  2.320%, due 03/09/05                                   3,400,000     3,385,319                             3,400,000     3,385,319
Federal Home Loan Bank            1.27%   3/15/2005                              5,500,000     5,499,945     5,500,000     5,499,945
Federal Home Loan Bank            1.40%   3/29/2005                              5,000,000     5,000,000     5,000,000     5,000,000
Federal Home Loan Bank            1.40%   4/1/2005                               5,000,000     4,999,650     5,000,000     4,999,650
Federal Home Loan Bank            1.35%   4/15/2005                              5,500,000     5,500,000     5,500,000     5,500,000
Federal Home Loan Mortgage
  Corporation, 1.923%,
  due 01/24/05                                          10,664,000    10,650,715                            10,664,000    10,650,715
Federal Home Loan Mortgage
  Corporation, 1.950%,
  due 01/18/05                                           2,300,000     2,297,882                             2,300,000     2,297,882
Federal National Mortgage
   Association, 1.989%,
    due 01/26/05                                         3,000,000     2,995,771                             3,000,000     2,995,771
Federal National Mortgage
  Association, 2.197%,
  due 02/16/05                                             300,000       299,141                               300,000       299,141
Federal National Mortgage
  Association,
  2.203%, due 02/23/05                                   7,400,000     7,375,161                             7,400,000     7,375,161
Federal National Mortgage
  Association,
  2.302%, due 03/09/05                                   5,000,000     4,978,225                             5,000,000     4,978,225
Federal National Mortgage
  Association                     1.40%   5/3/2005                              6,500,000     6,500,000      6,500,000     6,500,000
Federal National Mortgage
  Association                     1.55%   5/4/2005                              7,000,000     7,000,000      7,000,000     7,000,000
Federal National Mortgage
  Association                     1.60%   5/13/2005                             7,000,000     7,000,000      7,000,000     7,000,000
U. S. Treasury Bill, 2.091%,
  due 04/07/05                                           5,300,000     5,270,447                             5,300,000     5,270,447

Medium Term Notes
Federal Agencies
Federal National Mortgage
Association                       1.38%   2/18/2005                             7,000,000     7,000,000      7,000,000     7,000,000

Finance & Banking
American Express
  Credit Corp. (d)                2.47%   1/11/2005                              7,500,000     7,504,958     7,500,000     7,504,958
American Express
  Credit Corp. (d)                2.51%   1/18/2005                             17,500,000    17,507,237    17,500,000    17,507,237
Bank One Corp.                    7.63%   8/1/2005                               2,200,000     2,261,278     2,200,000     2,261,278
Caterpillar Financial
 Services (b)                     2.38%   1/25/2005                              7,000,000     7,006,608     7,000,000     7,006,608
Fleet National Bank               8.63%   2/15/2005                              2,350,000     2,367,059     2,350,000     2,367,059
Heller Financial, Inc.            8.00%   6/15/2005                              2,305,000     2,360,209     2,305,000     2,360,209
John Hancock Global
  Funding (144A)(d)               2.74%   3/7/2005                               7,900,000     7,916,162     7,900,000     7,916,162
Washington Mutual, Inc.           8.25%   6/15/2005                              9,500,000     9,733,425     9,500,000     9,733,425
Wells Fargo & Co. (d)             2.49%   3/17/2005                              4,200,000     4,199,966     4,200,000     4,199,966

Investment Brokerage
Bear Stearns Cos.,
  Inc. (d)                        2.61%  2/25/2005                              14,000,000    14,004,899    14,000,000    14,004,899
J.P. Morgan Chase &
  Co. (d)                         2.61%  2/24/2005                              17,000,000    17,007,076    17,000,000    17,007,076

Retail
Wal-Mart Stores, Inc. (d)         2.30%  2/22/2005                               7,000,000     7,000,308     7,000,000     7,000,308




Yankee Certificate
 of Deposit
Bank Ireland Governor &
  Co., 1.960%,
  due 01/27/05                                             5,000,000   4,992,922                             5,000,000     4,992,922

Canadian Imperial
 Holding, Inc.                   2.09%  3/29/2005                                 10,000,000     9,949,975  10,000,000     9,949,975
Canadian Imperial
  Holding, Inc.                  2.56%   5/2/2005                                 15,744,000    15,609,590  15,744,000    15,609,590

Repurchase Agreements
Lehman Brothers, Inc.,
 Repurchase Agreement,
 dated 12/31/04 at 1.65%
to be repruchased at
 $23,403,218 on 01/03/05
collateralized by
 $21,950,000
 U.S. Treasury Bond
 2.375% due 01/15/25
 with a value of
 $24,025,417                                              23,400,000  23,400,000                           23,400,000    23,400,000

State Street Bank &
 Trust Co.,
 Repurchase Agreement,
 dated 12/31/04 at 0.50%
 to be repurchased at
 $284,012 on 01/03/05
 collateralized by
 $290,000 FHLMC 1.800%
 due 08/04/05 with a
 value of $290,481                                          284,000      284,000                             284,000        284,000


TOTAL INVESTMENTS                                                     144,728,010                557,952,845             702,680,855
Total Cost                                                           (144,728,010)              (557,952,845)           702,680,855)
                                                                                                                                  0
Other Assets and Liabilities (net)                                      (213,289)                  2,149,272              1,935,983
                                                                                                                                 0
                                                                      ---------------           -------------           -----------
TOTAL NET ASSETS                                                     $144,514,721               $560,102,117           $704,616,838
                                                                     ==============              ============             ==========

-----------------------------------------------------------------------------------------------------------------------------------




Metropolitan Series Fund, Inc.
COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (UNAUDITED)
                                         Met Investors          Metropolitan Series Fund      Adjustments
                                         Series Trust                  BlackRock           (References are
                                         Money Market                Money Market            to Pro Forma            Pro Forma
                                          Portfolio                    Portfolio              Footnotes)              Combined

                                         --------------------------------------------------------------------------------------

Assets
Investments at value *                $   144,728,010              $  557,952,845          $       0         $     702,680,855
Cash                                              365                    136,638                   0                   137,003
Receivable for:
       Fund shares sold                        28,010                  2,556,209                   0                 2,584,219
       Futures variation margin                      -                                             0                         0
       Interest                                13,276                    936,459                   0                   949,735
       Foreign taxes                                 -                                             0                         0
       Other assets                             2,976                         -                    0                     2,976

Prepaid expense                                   -                           -                    0                         0
                                         --------------------------------------------------------------------------------------
           Total assets                   144,772,637                561,582,151                   0               706,354,788
                                         --------------------------------------------------------------------------------------
Liabilities
   Payable for:
       Securities purchased                       -                           -                    0                         0
       Fund shares redeemed                   129,799                  1,131,063                   0                 1,260,862
       Return of collateral for
        securities loaned                         -                           -                    0                         0
       Foreign taxes                              -                           -                    0                         0

Accrued expenses:                                 -
       Management fees                         50,637                    161,049                   0                   211,686
       Administration fees                      2,321                          0                   0                     2,321
       Service and distribution fees           30,796                     17,512                   0                    48,308
       Deferred trustees fees                      -                     128,945                  0                    128,945
       Other expenses                          44,363                     41,465                   0                    85,828
                                         --------------------------------------------------------------------------------------
          Total liabilities                   257,916                  1,480,034                   0                 1,737,950
                                         --------------------------------------------------------------------------------------
Net Assets                             $  144,514,721                560,102,117                   0               704,616,838
                                         ======================================================================================

-------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
   Capital paid in                      $ 144,522,103                560,102,129                   0               704,624,220
       Undistributed (distributions in
       excess of) net investment
      income                                  (2,422)                          0                   0                   (2,422)
      Accumulated net realized gains
       (losses)                               (4,960)                       (12)                   0                   (4,972)
      Unrealized appreciation (depreciation)
      on investments B6                         -                             -                    0                        0

                                         ---------------------     -----------------         ------------          -------------
          Total                        $  144,514,721            $   560,102,117             $     0          $    704,616,838
                                          =========================================================================================


Net Assets - Class A                   $    3,683,024            $    469,673,793            $     0               473,356,817
                                     ==============================================================================================

Net Assets - Class B                      140,831,697                 78,809,000                                   219,640,697
                                     ======================================================== ======================================
Net Assets - Class E                          n/a                  11,619,324.00                   0                11,619,324
                                    ===============================================================================================

Capital shares outstanding - Class A        3,683,147           $      4,696,767           (3,646,317)(a)      $     4,733,597
                                    ===============================================================================================
Capital shares outstanding - Class B      140,844,170                    788,090         (139,435,853)(a)            2,196,407
                                    ================================================================================================
Capital shares outstanding - Class E          n/a                        116,193                                       116,193
                                    ===============================================================================================

Net Asset Value and Offering Price
Per Share - Class A                  $        1.00              $         100.00                 --            $        100.00
                                    ================================================================================================
Net Asset Value and Offering Price
Per Share - Class B                           1.00                       100.00                                         100.00
                                    ===============================================================================================
Net Asset Value and Offering Price
Per Share - Class E                            n/a                       100.00                                         100.00
                                   ================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------

  *Identified cost of investments    $   144,728,010          $     557,952,845           $      --                 702,680,855

    (a) Reflects change in shares outstanding due to the issuance of Class A and Class B shares of BlackRock Money Market Portfolio in exchange for Class A and Class B shares of Met Investors Series
    Trust Money Market Portfolio based upon the net asset value of the BlackRock Money Market Portfolio's Class A and Class B shares at
    December 31, 2004.


Metropolitan Series Fund, Inc.
COMBINED PRO FORMA STATEMENT OF OPERATIONS
For the period ended December 31, 2004 (UNAUDITED)



                                                        Met Investors     Metropolitan Series FAdjustments
                                                        Series Trust         BlackRock              (References are
                                                         Money Market      Money Market        to Pro Forma   Pro Forma
                                                          Portfolio          Portfolio          Footnotes)     Combined
                                                      ------------------  ----------------    ----------------------------


Investment Income
     Interest income                                $         2,634,533         7,990,403              0       10,624,936
                                                      ------------------  ----------------    -----------    -------------
                                                              2,634,533         7,990,403              0       10,624,936
Expenses
     Management fees                                            767,884         2,014,603        (95,985)(a)    2,686,502
     Service and distribution fees- Class B                     468,582           184,695              0          653,277
     Service and distribution fees- Class E                           0            13,334              0           13,334

     Administration fee                                          44,117                 0        (44,117)(b)            0
     Directors' fees and expenses                                     0            30,582              0           30,582
     Trustee fees and expenses                                   15,642                 0        (15,642)(b)            0
     Custodian                                                   51,128           128,942        (36,730)(b)      143,340
     Transfer agent fees                                         14,597                 0        (14,597)(b)            0
     Audit and tax services                                      19,049            21,371        (19,049)(b)       21,371
     Legal                                                       19,960            16,680        (10,000)(b)       26,640
     Printing                                                    13,993           164,052              0          178,045
     Insurance                                                    6,321            17,540              0           23,861
     Miscellaneous expenses                                       2,642            14,749              0           17,391
                                                                                                             -------------
                                                      ------------------  ----------------    -----------
         Total Expenses                                       1,423,915         2,606,548       (236,120)       3,794,343
         Less fees waived and expenses reimbursed
         by the adviser                                               0                                0                0
                                                      ------------------  ----------------    -----------    -------------
                                                      ------------------  ----------------    -----------    -------------
     Net expenses                                             1,423,915         2,606,548       (236,120)       3,794,343
                                                      ------------------  ----------------    -----------    -------------
                                                      ------------------  ----------------    -----------    -------------
     Net investment income                                    1,210,618         5,383,855        236,120        6,830,593
                                                      ------------------  ----------------    -----------    -------------

Realized and Unrealized Gain (Loss) on Investments

     Net realized gain (loss) on investments                          0                 0              0                0
     Net realized gain (loss) on foreign currency transactions        0                 0              0                0
     Net realized gain (loss) on futures transactions                 0                 0              0                0
                                                      ------------------  ----------------    -----------    -------------
        Net realized gain (loss) on investments,
        foreign currency, and futures transactions                    0                 0              0                0

     Net unrealized appreciation (depreciation) on investments        0                 0              0                0
     Net unrealized appreciation (depreciation) on
       foreign currency transactions                                  0                 0              0                0
     Net unrealized appreciation (depreciation)
       on futures transactions                                        0                 0              0                0
                                                      ------------------  ----------------    -----------    -------------
     Net unrealized gain (loss) on investments,
      foreign currency, and futures transactions                      0                 0              0                0
                                                      ------------------  ----------------    -----------    -------------

     Net gain (loss)                                                  0                 0              0                0

Net increase (decrease) in Net Assets from
        Operation                                    $         1,210,618 $       5,383,855 $      236,120   $    6,830,593
                                                      ==================  ================    ===========    =============

--------------------------------------------------------------------------------------------------------------------------







                         METROPOLITAN SERIES FUND, INC.

                                     PART C

                                OTHER INFORMATION

Item 15.          Indemnification

     The Registrant is required by Article V of its ByLaws to indemnify or advance expenses to directors and officers (or former directors and officers) to the extent permitted or required by the Maryland General Corporation Law ("MGCL") and, in the case of officers (or former officers), only to the extent specifically authorized by resolution of the Board of Directors. Section 2-418 of the MGCL permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or
(ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. Unless limited by its directors, a Maryland corporation may indemnify and advance expenses to an officer to the same extent it may indemnify a director, and is required to indemnify an officer to the extent required for a director.

     Notwithstanding the foregoing, Article V of the Registrant's ByLaws provides that nothing contained therein shall be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits


(1) (a)           Articles of Incorporation of Registrant, as amended May 23, 1983, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

     (b)          Articles Supplementary of Registrant, dated October 22, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

     (c)          Articles Supplementary of Registrant, dated October 25, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

     (d)          Articles Supplementary of Registrant, dated May 16, 1986, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April
                  30, 1996.

     (e)          Articles Supplementary of Registrant, dated October 6, 1987, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

     (f)          Articles Supplementary of Registrant, dated January 25, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

     (g)          Articles Supplementary of Registrant, dated August 3, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

     (h)          Articles Supplementary of Registrant, dated December 17, 1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement filed on December 18, 1996.

     (i)          Articles Supplementary of Registrant, dated September 9, 1998, are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on January 11, 1999.

     (j)          Articles of Amendment, dated October 6, 1998, are incorporated herein by reference to
                  Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on October 6,
                  1998.

     (k)          Articles of Amendment, dated January 11, 2000, are incorporated herein by reference to
                  Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on January 19,
                  2000.

     (l)          Articles Supplementary of Registrant, dated February 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on April 6, 2000.

     (m)          Articles Supplementary of Registrant, dated November 2, 2000, are incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on November 30, 2000.

     (n)          Articles Supplementary of Registrant, dated February 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement filed on April 4, 2001.

     (o)          Articles of Amendment, dated March 5, 2001, are incorporated herein by reference to
                  Post-Effective Amendment No. 30 to the Registrant's Registration Statement filed on April 4,
                  2001.

     (p)          Articles of Amendment, dated April 26, 2002, are incorporated herein by reference to
                  Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed on May 1, 2003.

     (q)          Articles Supplementary of Registrant, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed on May 1, 2003.

     (r)          Articles of Amendment, dated April 18, 2003, are incorporated herein by reference to
                  Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed on May 1, 2003.

     (s)          Articles Supplementary of Registrant, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed on May 1, 2003.

     (t)          Articles of Amendment, dated as of December 11, 2003, are incorporated by reference to Post
                  Effective Amendment No. 38 to the Registrant's Registration Statement filed on May 29, 2004.

     (u)          Articles Supplementary of Registrant, dated as of January 30, 2004 (filed herewith).

     (v)          Articles of Amendment, dated April 22, 2004, are incorporated by reference to Post Effective
                  Amendment No. 38 to the Registrant's Registration Statement filed on May 29, 2004.

     (w)          Articles Supplementary of Registrant, dated April 22, 2004, are incorporated by reference to
                  Post Effective Amendment No. 38 to the Registrant's Registration Statement filed on May 29,
                  2004.

     (x)          Articles Supplementary of Registrant, dated June 16, 2004 (filed herewith).

(2) (a)           Amended and Restated ByLaws, dated May 8, 2003, are incorporated herein by reference to
                  Post-Effective Amendment No. 36 to the Registrant's Registration Statement filed on February 4,
                  2004.

(3)               None.

(4)  (a)          Form of Agreement and Plan of Reorganization (filed as Appendix A to Part A hereof) by and between (i) Met Investors Series Trust (the "Trust"), on behalf of the Money Market Portfolio, a series of the Trust, and (ii) Metropolitan Series Fund, Inc. (the "Registrant"), on behalf of the BlackRock Money Market Portfolio, a series of the Registrant.

(5)               None.

(6) (a)           Advisory Agreement relating to State Street Research Money Market Portfolio (currently known as
                  BlackRock Money Market Portfolio) is incorporated herein by reference to Post-Effective
                  Amendment No. 33 to the Registrant's Registration Statement filed on January 17, 2003.

    (b)           Subadvisory  Agreement  relating to  BlackRock  Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement filed on February 7, 2005 (filed herewith).

(7) (a)           Distribution Agreement dated May 16, 1983 is incorporated herein by reference to Post-Effective
                  Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

     (b)          Addendum dated May 1, 1986 to Distribution Agreement dated May 16, 1983 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement
                  filed on April 30, 1996.

     (c)          Second Addendum dated May 16, 1993 to Distribution Agreement dated May 16, 1983 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration
                  Statement filed on April 30, 1996.

     (d)          Third Addendum dated December 1, 2000 to Distribution Agreement dated May 16, 1983 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's
                  Registration Statement filed on November 30, 2000.

     (e)          Fourth Addendum dated February 6, 2001 to Distribution Agreement dated May 16, 1983 is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's
                  Registration Statement filed on April 4, 2001.

     (f)          Distribution Agreement dated May 1, 2003 is incorporated herein by reference to Post-Effective
                  Amendment No. 33 to the Registrant's Registration Statement filed on January 17, 2003.

     (g)          Amended and Restated Distribution Agreement, dated May 1, 2003, is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed on April 30, 2003.

(8)               None.

(9)  (a)          Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

     (b)          Revised schedule of remuneration is incorporated herein by reference to Post-Effective
                  Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

     (c)          Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective
                  Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

     (d)          Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective
                  Amendment No. 31 to the Registrant's Registration Statement filed on January 29, 2002.

     (e)          Agreement revising list of funds subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed on January 17, 2003.

(10)(a)           Class B and Class E Distribution Plan dated February 6, 2001 is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement filed on April 4, 2001.

     (b)          Class B and Class E Distribution and Services Plan dated May 1, 2003 is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed on January 17, 2003.

     (c)          Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 30 to the
                  Registrant's Registration Statement filed on April 4, 2001.

(11) Opinion and consent of Ropes & Gray LLP with respect to the legality of the securities being registered
                  (filed herewith).

(12) Opinion and consent of Sullivan and Worcester LLP on tax matters and consequences to shareholders (to be filed by amendment).

(13) None.

(14)(a)           Consent of Deloitte & Touche LLP with respect to Money Market Portfolio (filed herewith).

(14)(b)           Consent of Deloitte & Touche LLP with respect to BlackRock Money Market Portfolio (filed herewith).

(15) None.

(16) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 32 to the
                  Registrant's Registration Statement dated April 12, 2002 and to Post-Effective Amendment No. 36 to the Registrant's Registration Statement filed on February 4, 2004.

(17) Form of Proxy and Voting Instruction Form (filed herewith).




------------------------


Item 17. Undertakings

     (a)          The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the Registrant's Registration
                  Statement by any person or party who is deemed to be an underwriter within the meaning of Rule
                  145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b)          The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registrant's Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933
                  Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (c)          The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in the Registrant's Registration Statement within a reasonable time after receipt of such opinion or ruling.









     (d)          The undersigned Registrant acknowledges that:

                  (1)      it is responsible for the adequacy and accuracy of the disclosure in its filing of the above-referenced registration statement;

                  (2)      staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange
                           Commission from taking any action with respect to the filing; and

                  (3)      the Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.


                                            SIGNATURES


     As required by the Securities Act of 1933 the Registrant's Registration Statement has been signed on behalf of the Registrant in the city of Boston and the Commonwealth of Massachusetts on the 16th day of February, 2005.

                                         Metropolitan Series Fund, Inc.

                                         By:  /s/ HUGH MCHAFFIE
                                         Hugh McHaffie
                                         President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following person in the capacities and as of the date indicated.



/s/ HUGH MCHAFFIE                             Chairman of the Board;                     February 16, 2005
------------------                            Chief Executive Officer;
Hugh McHaffie                                 President and Director
/s/ H. JESSE ARNELLE*                         Director                                   February 16, 2005
------------------
H. Jesse Arnelle
/s/ STEVE A. GARBAN*                          Director                                   February 16, 2005
------------------
Steve A. Garban
/s/ NANCY Hawthorne*                          Director                                   February 16, 2005
------------------
Nancy Hawthorne
/s/ John T. Ludes*                            Director                                   February 16, 2005
------------------
John T. Ludes
/s/ MICHAEL S. SCOTT MORTON*                  Director                                   February 16, 2005
------------------
Michael S. Scott Morton
/s/ TOBY ROSENBLATT*                          Director                                   February 16, 2005
------------------
Toby Rosenblatt
/s/ LINDA B. STRUMPF*                         Director                                   February 16, 2005
------------------
Linda B. Strumpf
/s/ Arthur G. Typermass*                      Director                                   February 16, 2005
------------------
Arthur G. Typermass


/s/ PETER DUFFY                               Treasurer; Principal Financial             February 16, 2005
------------------                            and Accounting Officer
Peter Duffy


*By:   /s/ THOMAS M. LENZ                                                               February 16, 2005
          ----------------------------
              Thomas M. Lenz
              Attorney-in-Fact


                                                   EXHIBIT INDEX


Exhibit         Item

1 (u)           Articles Supplementary of Registrant, dated as of January 30, 2004

1 (x)           Articles Supplementary of Registrant dated June 16, 2004

(11)            Opinion and consent of Ropes & Gray LLP with respect to the legality of the securities being registered.

(14)(a)         Consent of Deloitte & Touche LLP with respect to Money Market Portfolio.

(14)(b)         Consent of Deloitte & Touche LLP with respect to BlackRock Money Market Portfolio.

(17)            Form of Proxy and Voting Instruction Form.


